UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811‑07873
Nuveen Municipal Trust

(Exact name of registrant as specified in charter)
Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)
Mark J. Czarniecki
Vice President and Secretary
901 Marquette Avenue
Minneapolis, Minnesota 55402

(Name and address of agent for service)
Registrant’s telephone number, including area code: (312) 917‑7700
Date of fiscal year end: March 31
Date of reporting period: March 31, 2025

Item 1.	Reports to Stockholders.

Annual Shareholder Report March 31, 2025

Nuveen All‑American Municipal Bond Fund
Class A Shares/FLAAX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen All‑American Municipal Bond Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$83	0.82%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen All‑American Municipal Bond Fund returned 1.53% for Class A Shares at net asset value (NAV) for the 12 months ended March 31, 2025. The Fund performed in line with the S&P Municipal Bond Index, which returned 1.76%.

•  Top contributors to relative performance

»   Credit quality positioning, especially an overweight to bonds rated lower investment grade and below investment grade.

»   Security selection, particularly in Brightline, a Florida rail route, and Iowa Fertilizer Company, American Dream at the Meadowlands and New Hope Sanctuary continuing care retirement community project bonds.

•  Top detractors from relative performance

»   Duration positioning.

»   The Fund’s use of leverage through its investments in inverse floating rate securities (TOBs).

»   Sector allocation, particularly an underweight to pre‑refunded bonds and overweights to dedicated‑tax, multi-family housing and certain transportation sector bonds.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (April 1, 2015 through March 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	1.53%	0.50%	1.92%

Class A Shares at maximum sales charge (Offering Price)	(2.76)%	(0.35)%	1.49%

S&P Municipal Bond Index	1.76%	1.26%	2.22%

Lipper General & Insured Municipal Debt Funds Classification Average	1.61%	1.12%	1.92%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2025)

Fund net assets	$3,906,464,051

Total number of portfolio holdings	898

Portfolio turnover (%)	33%

Total management fees paid for the year	$ 16,753,404

What did the Fund invest in? (as of March 31, 2025)

(1) Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
(2) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by July 31, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065Q889_AR_0325 4395253

3

Annual Shareholder Report March 31, 2025

Nuveen All‑American Municipal Bond Fund
Class C Shares/FACCX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen All‑American Municipal Bond Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$163	1.62%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen All‑American Municipal Bond Fund returned 0.74% for Class C Shares at net asset value (NAV) for the 12 months ended March 31, 2025. The Fund underperformed the S&P Municipal Bond Index, which returned 1.76%.

•  Top contributors to relative performance

»   Credit quality positioning, especially an overweight to bonds rated lower investment grade and below investment grade.

»   Security selection, particularly in Brightline, a Florida rail route, and Iowa Fertilizer Company, American Dream at the Meadowlands and New Hope Sanctuary continuing care retirement community project bonds.

•  Top detractors from relative performance

»   Duration positioning.

»   The Fund’s use of leverage through its investments in inverse floating rate securities (TOBs).

»   Sector allocation, particularly an underweight to pre‑refunded bonds and overweights to dedicated‑tax, multi-family housing and certain transportation sector bonds.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (April 1, 2015 through March 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	0.74%	(0.28)%	1.26%

S&P Municipal Bond Index	1.76%	1.26%	2.22%

Lipper General & Insured Municipal Debt Funds Classification Average	1.61%	1.12%	1.92%
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2025)

Fund net assets	$3,906,464,051

Total number of portfolio holdings	898

Portfolio turnover (%)	33%

Total management fees paid for the year	$ 16,753,404

What did the Fund invest in? (as of March 31, 2025)

(1) Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
(2) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by July 31, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065Q665_AR_0325 4395253

3

Annual Shareholder Report March 31, 2025

Nuveen All‑American Municipal Bond Fund
Class R6 Shares/FAAWX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen All‑American Municipal Bond Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$60	0.59%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen All‑American Municipal Bond Fund returned 1.82% for Class R6 Shares at net asset value (NAV) for the 12 months ended March 31, 2025. The Fund performed in line with the S&P Municipal Bond Index, which returned 1.76%.

•  Top contributors to relative performance

»   Credit quality positioning, especially an overweight to bonds rated lower investment grade and below investment grade.

»   Security selection, particularly in Brightline, a Florida rail route, and Iowa Fertilizer Company, American Dream at the Meadowlands and New Hope Sanctuary continuing care retirement community project bonds.

•  Top detractors from relative performance

»   Duration positioning.

»   The Fund’s use of leverage through its investments in inverse floating rate securities (TOBs).

»   Sector allocation, particularly an underweight to pre‑refunded bonds and overweights to dedicated‑tax, multi-family housing and certain transportation sector bonds.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 30, 2016 through March 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (6/30/16)

Class R6 Shares at NAV	1.82%	0.73%	1.52%

S&P Municipal Bond Index	1.76%	1.26%	1.78%

Lipper General & Insured Municipal Debt Funds Classification Average	1.61%	1.12%	1.45%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2025)

Fund net assets	$3,906,464,051

Total number of portfolio holdings	898

Portfolio turnover (%)	33%

Total management fees paid for the year	$ 16,753,404

What did the Fund invest in? (as of March 31, 2025)

(1) Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
(2) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by July 31, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065Q566_AR_0325 4395253

3

Annual Shareholder Report March 31, 2025

Nuveen All‑American Municipal Bond Fund
Class I Shares/FAARX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen All‑American Municipal Bond Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$63	0.62%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen All‑American Municipal Bond Fund returned 1.86% for Class I Shares at net asset value (NAV) for the 12 months ended March 31, 2025. The Fund performed in line with the S&P Municipal Bond Index, which returned 1.76%.

•  Top contributors to relative performance

»   Credit quality positioning, especially an overweight to bonds rated lower investment grade and below investment grade.

»   Security selection, particularly in Brightline, a Florida rail route, and Iowa Fertilizer Company, American Dream at the Meadowlands and New Hope Sanctuary continuing care retirement community project bonds.

•  Top detractors from relative performance

»   Duration positioning.

»   The Fund’s use of leverage through its investments in inverse floating rate securities (TOBs).

»   Sector allocation, particularly an underweight to pre‑refunded bonds and overweights to dedicated‑tax, multi-family housing and certain transportation sector bonds.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (April 1, 2015 through March 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	1.86%	0.72%	2.13%

S&P Municipal Bond Index	1.76%	1.26%	2.22%

Lipper General & Insured Municipal Debt Funds Classification Average	1.61%	1.12%	1.92%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2025)

Fund net assets	$3,906,464,051

Total number of portfolio holdings	898

Portfolio turnover (%)	33%

Total management fees paid for the year	$ 16,753,404

What did the Fund invest in? (as of March 31, 2025)

(1) Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
(2) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by July 31, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065Q855_AR_0325 4395253

3

Annual Shareholder Report March 31, 2025

Nuveen Intermediate Duration Municipal Bond Fund
Class A Shares/NMBAX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Intermediate Duration Municipal Bond Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$65	0.64%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Intermediate Duration Municipal Bond Fund returned 1.65% for Class A Shares at net asset value (NAV) for the 12 months ended March 31, 2025. The Fund performed in line with the S&P Municipal Bond Intermediate Index, which returned 1.53%.

•  Top contributors to relative performance

»   Credit quality positioning, especially an overweight to A‑rated, BBB‑rated and non‑rated bonds.

»   Sector allocation, particularly an overweight to the housing, transportation, and health care bond sector, and an underweight to tax‑supported bond sector.

»   Security selection in the transportation, health care and tax‑supported sectors.

•  Top detractors from relative performance

»   The Fund’s slightly long duration overall and an overweight to longer-duration bonds.

»   The Fund’s energy exposure hedge (Vistra Vision) position through the use of a total return swap.

»   Security selection in the housing and tobacco bond sectors.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (April 1, 2015 through March 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	1.65%	1.26%	2.00%

Class A Shares at maximum sales charge (Offering Price)	(1.36)%	0.64%	1.68%

S&P Municipal Bond Index	1.76%	1.26%	2.22%

S&P Municipal Bond Intermediate Index	1.53%	1.24%	2.12%

Lipper Intermediate Municipal Debt Funds Classification Average	1.79%	1.39%	1.74%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2025)

Fund net assets	$7,662,392,874

Total number of portfolio holdings	1,671

Portfolio turnover (%)	27%

Total management fees paid for the year	$ 29,279,118

What did the Fund invest in? (as of March 31, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by July 31, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065Q202_AR_0325 4395260

4

Annual Shareholder Report March 31, 2025

Nuveen Intermediate Duration Municipal Bond Fund
Class C Shares/NNCCX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen Intermediate Duration Municipal Bond Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class C Shares	$146	1.45%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Intermediate Duration Municipal Bond Fund returned 0.94% for Class C Shares at net asset value (NAV) for the 12 months ended March 31, 2025. The Fund underperformed the S&P Municipal Bond Intermediate Index, which returned 1.53%.

•  Top contributors to relative performance

»   Credit quality positioning, especially an overweight to A‑rated, BBB‑rated and non‑rated bonds.

»   Sector allocation, particularly an overweight to the housing, transportation, and health care bond sector, and an underweight to tax‑supported bond sector.

»   Security selection in the transportation, health care and tax‑supported sectors.

•  Top detractors from relative performance

»   The Fund’s slightly long duration overall and an overweight to longer-duration bonds.

»   The Fund’s energy exposure hedge (Vistra Vision) position through the use of a total return swap.

»   Security selection in the housing and tobacco bond sectors.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (April 1, 2015 through March 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class C Shares at NAV (excluding maximum sales charge)	0.94%	0.46%	1.34%
S&P Municipal Bond Index	1.76%	1.26%	2.22%
S&P Municipal Bond Intermediate Index	1.53%	1.24%	2.12%
Lipper Intermediate Municipal Debt Funds Classification Average	1.79%	1.39%	1.74%
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2025)

Fund net assets	$7,662,392,874
Total number of portfolio holdings	1,671
Portfolio turnover (%)	27%
Total management fees paid for the year	$29,279,118

What did the Fund invest in? (as of March 31, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by July 31, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065Q640_AR_0325 4395260

4

Annual Shareholder Report March 31, 2025

Nuveen Intermediate Duration Municipal Bond Fund
Class I Shares/NUVBX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Intermediate Duration Municipal Bond Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$44	0.44%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Intermediate Duration Municipal Bond Fund returned 1.85% for Class I Shares at net asset value (NAV) for the 12 months ended March 31, 2025. The Fund outperformed the S&P Municipal Bond Intermediate Index, which returned 1.53%.

•  Top contributors to relative performance

»   Credit quality positioning, especially an overweight to A‑rated, BBB‑rated and non‑rated bonds.

»   Sector allocation, particularly an overweight to the housing, transportation, and health care bond sector, and an underweight to tax‑supported bond sector.

»   Security selection in the transportation, health care and tax‑supported sectors.

•  Top detractors from relative performance

»   The Fund’s slightly long duration overall and an overweight to longer-duration bonds.

»   The Fund’s energy exposure hedge (Vistra Vision) position through the use of a total return swap.

»   Security selection in the housing and tobacco bond sectors.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (April 1, 2015 through March 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class I Shares at NAV	1.85%	1.46%	2.21%
S&P Municipal Bond Index	1.76%	1.26%	2.22%
S&P Municipal Bond Intermediate Index	1.53%	1.24%	2.12%
Lipper Intermediate Municipal Debt Funds Classification Average	1.79%	1.39%	1.74%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2025)

Fund net assets	$7,662,392,874
Total number of portfolio holdings	1,671
Portfolio turnover (%)	27%
Total management fees paid for the year	$29,279,118

What did the Fund invest in? (as of March 31, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by July 31, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065Q400_AR_0325 4395260

4

Annual Shareholder Report March 31, 2025

Nuveen Limited Term Municipal Bond Fund
Class A Shares/FLTDX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Limited Term Municipal Bond Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$64	0.63%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Limited Term Municipal Bond Fund returned 1.74% for Class A Shares at net asset value (NAV) for the 12 months ended March 31, 2025. The Fund underperformed the S&P Municipal Bond Short-Intermediate Index, which returned 2.82%.

•  Top contributors to relative performance

»   Credit quality positioning, especially an overweight to the A‑rated, BBB‑rated and non‑rated bonds.

»   Sector allocation, particularly an underweight to tax‑supported bonds and an overweight to housing, health care, and industrial development revenue bonds.

»   Duration positioning.

•  Top detractors from relative performance

»   The Fund’s energy exposure hedge (Vistra Vision) position through the use of a total return swap.

»   Yield curve positioning, particularly an overweight to longer-duration bonds.

»   Security selection in the housing sector.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (April 1, 2015 through March 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	1.74%	1.45%	1.56%

Class A Shares at maximum sales charge (Offering Price)	(0.80)%	0.94%	1.30%

S&P Municipal Bond Index	1.76%	1.26%	2.22%

S&P Municipal Bond Short-Intermediate Index	2.82%	1.39%	1.67%

Lipper Short-Intermediate Municipal Debt Funds Classification Average	2.69%	1.30%	1.33%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2025)

Fund net assets	$4,724,892,104

Total number of portfolio holdings	1,001

Portfolio turnover (%)	27%

Total management fees paid for the year	$ 17,688,420

What did the Fund invest in? (as of March 31, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by July 31, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065Q848_AR_0325 4395266

3

Annual Shareholder Report March 31, 2025

Nuveen Limited Term Municipal Bond Fund
Class C Shares/FAFJX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen Limited Term Municipal Bond Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$144	1.43%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Limited Term Municipal Bond Fund returned 0.86% for Class C Shares at net asset value (NAV) for the 12 months ended March 31, 2025. The Fund underperformed the S&P Municipal Bond Short-Intermediate Index, which returned 2.82%.

•  Top contributors to relative performance

»   Credit quality positioning, especially an overweight to the A‑rated, BBB‑rated and non‑rated bonds.

»   Sector allocation, particularly an underweight to tax‑supported bonds and an overweight to housing, health care, and industrial development revenue bonds.

»   Duration positioning.

•  Top detractors from relative performance

»   The Fund’s energy exposure hedge (Vistra Vision) position through the use of a total return swap.

»   Yield curve positioning, particularly an overweight to longer-duration bonds.

»   Security selection in the housing sector.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (April 1, 2015 through March 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	0.86%	0.64%	0.92%

S&P Municipal Bond Index	1.76%	1.26%	2.22%

S&P Municipal Bond Short-Intermediate Index	2.82%	1.39%	1.67%

Lipper Short-Intermediate Municipal Debt Funds Classification Average	2.69%	1.30%	1.33%
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2025)

Fund net assets	$4,724,892,104

Total number of portfolio holdings	1,001

Portfolio turnover (%)	27%

Total management fees paid for the year	$ 17,688,420

What did the Fund invest in? (as of March 31, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by July 31, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065Q632_AR_0325 4395266

3

Annual Shareholder Report March 31, 2025

Nuveen Limited Term Municipal Bond Fund
Class I Shares/FLTRX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Limited Term Municipal Bond Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$43	0.43%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Limited Term Municipal Bond Fund returned 1.96% for Class I Shares at net asset value (NAV) for the 12 months ended March 31, 2025. The Fund underperformed the S&P Municipal Bond Short-Intermediate Index, which returned 2.82%.

•  Top contributors to relative performance

»   Credit quality positioning, especially an overweight to the A‑rated, BBB‑rated and non‑rated bonds.

»   Sector allocation, particularly an underweight to tax‑supported bonds and an overweight to housing, health care, and industrial development revenue bonds.

»   Duration positioning.

•  Top detractors from relative performance

»   The Fund’s energy exposure hedge (Vistra Vision) position through the use of a total return swap.

»   Yield curve positioning, particularly an overweight to longer-duration bonds.

»   Security selection in the housing sector.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (April 1, 2015 through March 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	1.96%	1.67%	1.77%

S&P Municipal Bond Index	1.76%	1.26%	2.22%

S&P Municipal Bond Short-Intermediate Index	2.82%	1.39%	1.67%

Lipper Short-Intermediate Municipal Debt Funds Classification Average	2.69%	1.30%	1.33%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2025)

Fund net assets	$4,724,892,104

Total number of portfolio holdings	1,001

Portfolio turnover (%)	27%

Total management fees paid for the year	$ 17,688,420

What did the Fund invest in? (as of March 31, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by July 31, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065Q822_AR_0325 4395266

3

Annual Shareholder Report March 31, 2025

Nuveen High Yield Municipal Bond Fund
Class A Shares/NHMAX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen High Yield Municipal Bond Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$202	2.00%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen High Yield Municipal Bond Fund returned 1.94% for Class A Shares at net asset value (NAV) for the 12 months ended March 31, 2025. The Fund underperformed the S&P Municipal Yield Index, which returned 3.78%.

•  Top contributors to relative performance

»   Credit quality positioning, especially an underweight to A‑rated and BBB‑rated bonds, and an overweight to non‑rated bonds.

»   Certain bonds of Brightline, a Florida rail route, benefited from their shorter duration and higher coupons.

»   An overweight to real estate-backed bonds, including tax‑increment and special‑tax bonds.

»   An underweight to tobacco securitization bonds.

»   The Fund’s use of leverage through its investment in inverse floating rate securities.

•  Top detractors from relative performance

»   The Fund’s energy exposure hedge (Vistra Vision) position through the use of a total return swap

»   Duration positioning.

»   An overweight to AA‑rated bonds, primarily involving the Fund’s tender option bonds (TOBs) holdings.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (April 1, 2015 through March 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	1.94%	2.80%	3.40%

Class A Shares at maximum sales charge (Offering Price)	(2.36)%	1.92%	2.95%

S&P Municipal Bond Index	1.76%	1.26%	2.22%

S&P Municipal Yield Index	3.78%	3.54%	3.97%

Lipper High Yield Municipal Debt Funds Classification Average	3.41%	2.50%	2.85%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2025)

Fund net assets	$14,437,606,441

Total number of portfolio holdings	2,958

Portfolio turnover (%)	18%

Total management fees paid for the year	$ 75,864,481

What did the Fund invest in? (as of March 31, 2025)

(1) Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
(2) The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by July 31, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065Q749_AR_0325 4395227

3

Annual Shareholder Report March 31, 2025

Nuveen High Yield Municipal Bond Fund
Class C Shares/NHCCX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen High Yield Municipal Bond Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$282	2.80%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen High Yield Municipal Bond Fund returned 1.13% for Class C Shares at net asset value (NAV) for the 12 months ended March 31, 2025. The Fund underperformed the S&P Municipal Yield Index, which returned 3.78%.

•  Top contributors to relative performance

»   Credit quality positioning, especially an underweight to A‑rated and BBB‑rated bonds, and an overweight to non‑rated bonds.

»   Certain bonds of Brightline, a Florida rail route, benefited from their shorter duration and higher coupons.

»   An overweight to real estate-backed bonds, including tax‑increment and special‑tax bonds.

»   An underweight to tobacco securitization bonds.

»   The Fund’s use of leverage through its investment in inverse floating rate securities.

•  Top detractors from relative performance

»   The Fund’s energy exposure hedge (Vistra Vision) position through the use of a total return swap

»   Duration positioning.

»   An overweight to AA‑rated bonds, primarily involving the Fund’s tender option bonds (TOBs) holdings.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (April 1, 2015 through March 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	1.13%	1.97%	2.74%

S&P Municipal Bond Index	1.76%	1.26%	2.22%

S&P Municipal Yield Index	3.78%	3.54%	3.97%

Lipper High Yield Municipal Debt Funds Classification Average	3.41%	2.50%	2.85%
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2025)

Fund net assets	$14,437,606,441
Total number of portfolio holdings	2,958
Portfolio turnover (%)	18%
Total management fees paid for the year	$75,864,481

What did the Fund invest in? (as of March 31, 2025)

(1) Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
(2) The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by July 31, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065Q624_AR_0325 4395227

4

Annual Shareholder Report March 31, 2025

Nuveen High Yield Municipal Bond Fund
Class R6 Shares/NHMFX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen High Yield Municipal Bond Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$179	1.77%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen High Yield Municipal Bond Fund returned 2.19% for Class R6 Shares at net asset value (NAV) for the 12 months ended March 31, 2025. The Fund underperformed the S&P Municipal Yield Index, which returned 3.78%.

•  Top contributors to relative performance

»   Credit quality positioning, especially an underweight to A‑rated and BBB‑rated bonds, and an overweight to non‑rated bonds.

»   Certain bonds of Brightline, a Florida rail route, benefited from their shorter duration and higher coupons.

»   An overweight to real estate-backed bonds, including tax‑increment and special‑tax bonds.

»   An underweight to tobacco securitization bonds.

»   The Fund’s use of leverage through its investment in inverse floating rate securities.

•  Top detractors from relative performance

»   The Fund’s energy exposure hedge (Vistra Vision) position through the use of a total return swap

»   Duration positioning.

»   An overweight to AA‑rated bonds, primarily involving the Fund’s tender option bonds (TOBs) holdings.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 30, 2016 through March 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (6/30/16)

Class R6 Shares at NAV	2.19%	3.03%	2.90%

S&P Municipal Bond Index	1.76%	1.26%	1.78%

S&P Municipal Yield Index	3.78%	3.54%	3.45%

Lipper High Yield Municipal Debt Funds Classification Average	3.41%	2.50%	2.24%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2025)

Fund net assets	$14,437,606,441

Total number of portfolio holdings	2,958

Portfolio turnover (%)	18%

Total management fees paid for the year	$ 75,864,481

What did the Fund invest in? (as of March 31, 2025)

(1) Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
(2) The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by July 31, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065Q558_AR_0325 4395227

4

Annual Shareholder Report March 31, 2025

Nuveen High Yield Municipal Bond Fund
Class I Shares/NHMRX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen High Yield Municipal Bond Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$182	1.80%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen High Yield Municipal Bond Fund returned 2.22% for Class I Shares at net asset value (NAV) for the 12 months ended March 31, 2025. The Fund underperformed the S&P Municipal Yield Index, which returned 3.78%.

•  Top contributors to relative performance

»   Credit quality positioning, especially an underweight to A‑rated and BBB‑rated bonds, and an overweight to non‑rated bonds.

»   Certain bonds of Brightline, a Florida rail route, benefited from their shorter duration and higher coupons.

»   An overweight to real estate-backed bonds, including tax‑increment and special‑tax bonds.

»   An underweight to tobacco securitization bonds.

»   The Fund’s use of leverage through its investment in inverse floating rate securities.

•  Top detractors from relative performance

»   The Fund’s energy exposure hedge (Vistra Vision) position through the use of a total return swap

»   Duration positioning.

»   An overweight to AA‑rated bonds, primarily involving the Fund’s tender option bonds (TOBs) holdings.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (April 1, 2015 through March 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	2.22%	3.03%	3.61%

S&P Municipal Bond Index	1.76%	1.26%	2.22%

S&P Municipal Yield Index	3.78%	3.54%	3.97%

Lipper High Yield Municipal Debt Funds Classification Average	3.41%	2.50%	2.85%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2025)

Fund net assets	$14,437,606,441

Total number of portfolio holdings	2,958

Portfolio turnover (%)	18%

Total management fees paid for the year	$ 75,864,481

What did the Fund invest in? (as of March 31, 2025

(1) Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
(2) The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by July 31, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065Q772_AR_0325 4395227

4

Annual Shareholder Report March 31, 2025

Nuveen Short Duration High Yield Municipal Bond Fund
Class A Shares/NVHAX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Short Duration High Yield Municipal Bond Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class A Shares	$97	0.95%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Short Duration High Yield Municipal Bond Fund returned 3.9% for Class A Shares at net asset value (NAV) for the 12 months ended March 31, 2025. The Fund performed in line with the S&P Municipal Short Duration Yield Index, which returned 3.78%.

•  Top contributors to relative performance

»   Credit quality positioning, especially an overweight to below –investment-grade and non‑rated bonds.

»   An overweight to land-secured bonds.

»   Security selection, particularly in health care, transportation and land-secured bonds.

•  Top detractors from relative performance

»   An underweight to the industrial development bond sector.

»   An underweight to the health care bond sector.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (April 1, 2015 through March 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class A Shares at NAV (excluding maximum sales charge)	3.90%	3.48%	3.08%
Class A Shares at maximum sales charge (Offering Price)	1.30%	2.96%	2.82%
S&P Municipal Bond Index	1.76%	1.26%	2.22%
S&P Short Duration Municipal Yield Index	3.78%	3.35%	3.32%
Lipper High Yield Municipal Debt Funds Classification Average	3.41%	2.50%	2.85%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2025)

Fund net assets	$5,398,231,634
Total number of portfolio holdings	2,559
Portfolio turnover (%)	39%
Total management fees paid for the year	$23,726,283

What did the Fund invest in? (as of March 31, 2025)

(1) Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
(2) The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by July 31, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065Q673_AR_0325 4395234

4

Annual Shareholder Report March 31, 2025

Nuveen Short Duration High Yield Municipal Bond Fund
Class C Shares/NVCCX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen Short Duration High Yield Municipal Bond Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$178	1.75%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Short Duration High Yield Municipal Bond Fund returned 3.07% for Class C Shares at net asset value (NAV) for the 12 months ended March 31, 2025. The Fund underperformed the S&P Municipal Short Duration Yield Index, which returned 3.78%.

•  Top contributors to relative performance

»   Credit quality positioning, especially an overweight to below –investment-grade and non‑rated bonds.

»   An overweight to land-secured bonds.

»   Security selection, particularly in health care, transportation and land-secured bonds.

•  Top detractors from relative performance

»   An underweight to the industrial development bond sector.

»   An underweight to the health care bond sector.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (April 1, 2015 through March 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	3.07%	2.66%	2.43%

S&P Municipal Bond Index	1.76%	1.26%	2.22%

S&P Short Duration Municipal Yield Index	3.78%	3.35%	3.32%

Lipper High Yield Municipal Debt Funds Classification Average	3.41%	2.50%	2.85%
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2025)

Fund net assets	$5,398,231,634

Total number of portfolio holdings	2,559

Portfolio turnover (%)	39%

Total management fees paid for the year	$ 23,726,283

What did the Fund invest in? (as of March 31, 2025)

(1) Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
(2) The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by July 31, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065Q616_AR_0325 4395234

4

Annual Shareholder Report March 31, 2025

Nuveen Short Duration High Yield Municipal Bond Fund
Class I Shares/NVHIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Short Duration High Yield Municipal Bond Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$76	0.75%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Short Duration High Yield Municipal Bond Fund returned 3.98% for Class I Shares at net asset value (NAV) for the 12 months ended March 31, 2025. The Fund performed in line with the S&P Municipal Short Duration Yield Index, which returned 3.78%.

•  Top contributors to relative performance

»   Credit quality positioning, especially an overweight to below –investment-grade and non‑rated bonds.

»   An overweight to land-secured bonds.

»   Security selection, particularly in health care, transportation and land-secured bonds.

•  Top detractors from relative performance

»   An underweight to the industrial development bond sector.

»   An underweight to the health care bond sector.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (April 1, 2015 through March 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	3.98%	3.66%	3.27%

S&P Municipal Bond Index	1.76%	1.26%	2.22%

S&P Short Duration Municipal Yield Index	3.78%	3.35%	3.32%

Lipper High Yield Municipal Debt Funds Classification Average	3.41%	2.50%	2.85%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2025)

Fund net assets	$5,398,231,634

Total number of portfolio holdings	2,559

Portfolio turnover (%)	39%

Total management fees paid for the year	$ 23,726,283

What did the Fund invest in? (as of March 31, 2025)

(1) Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
(2) The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by July 31, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065Q699_AR_0325 4395234

4

Annual Shareholder Report March 31, 2025

Nuveen Strategic Municipal Opportunities Fund
Class A Shares/NSAOX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Strategic Municipal Opportunities Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$85	0.84%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Strategic Municipal Opportunities Fund returned 2.82% for Class A Shares at net asset value (NAV) for the 12 months ended March 31, 2025. The Fund outperformed the S&P Municipal Bond Index, which returned 1.76%.

•  Top contributors to relative performance

»   Credit quality positioning, especially an overweight to bonds rated lower investment grade and below investment grade.

»   Sector allocation, particularly an overweight to industrial development revenue, incremental‑tax and hospital bonds, and an underweight to state and local general obligation bonds.

»   Security selection, particularly in Brightline, a Florida rail route, various Puerto Rico credits, Indianapolis Convention Center and New Hope Sanctuary continuing care retirement community project bonds.

•  Top detractors from relative performance

»   Duration positioning.

»   The Fund’s energy exposure hedge position (Vistra Vision) through the use of a total return swap.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (April 1, 2015 through March 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	2.82%	2.18%	3.20%

Class A Shares at maximum sales charge (Offering Price)	(0.27)%	1.56%	2.88%

S&P Municipal Bond Index	1.76%	1.26%	2.22%

Lipper General & Insured Municipal Debt Funds Classification Average	1.61%	1.12%	1.92%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2025)

Fund net assets	$1,091,035,284

Total number of portfolio holdings	688

Portfolio turnover (%)	68%

Total management fees paid for the year	$ 5,165,073

What did the Fund invest in? (as of March 31, 2025)

(1) Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
(2) The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by July 31, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065Q590_AR_0325 4395242

3

Annual Shareholder Report March 31, 2025

Nuveen Strategic Municipal Opportunities Fund
Class C Shares/NSCOX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen Strategic Municipal Opportunities Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$166	1.64%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Strategic Municipal Opportunities Fund returned 2.1% for Class C Shares at net asset value (NAV) for the 12 months ended March 31, 2025. The Fund outperformed the S&P Municipal Bond Index, which returned 1.76%.

•  Top contributors to relative performance

»   Credit quality positioning, especially an overweight to bonds rated lower investment grade and below investment grade.

»   Sector allocation, particularly an overweight to industrial development revenue, incremental‑tax and hospital bonds, and an underweight to state and local general obligation bonds.

»   Security selection, particularly in Brightline, a Florida rail route, various Puerto Rico credits, Indianapolis Convention Center and New Hope Sanctuary continuing care retirement community project bonds.

•  Top detractors from relative performance

»   Duration positioning.

»   The Fund’s energy exposure hedge position (Vistra Vision) through the use of a total return swap.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (April 1, 2015 through March 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	2.10%	1.38%	2.53%

S&P Municipal Bond Index	1.76%	1.26%	2.22%

Lipper General & Insured Municipal Debt Funds Classification Average	1.61%	1.12%	1.92%
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2025)

Fund net assets	$1,091,035,284

Total number of portfolio holdings	688

Portfolio turnover (%)	68%

Total management fees paid for the year	$ 5,165,073

What did the Fund invest in? (as of March 31, 2025)

(1) Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
(2) The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by July 31, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065Q582_AR_0325 4395242

3

Annual Shareholder Report March 31, 2025

Nuveen Strategic Municipal Opportunities Fund
Class I Shares/NSIOX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Strategic Municipal Opportunities Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$65	0.64%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Strategic Municipal Opportunities Fund returned 3.14% for Class I Shares at net asset value (NAV) for the 12 months ended March 31, 2025. The Fund outperformed the S&P Municipal Bond Index, which returned 1.76%.

•  Top contributors to relative performance

»   Credit quality positioning, especially an overweight to bonds rated lower investment grade and below investment grade.

»   Sector allocation, particularly an overweight to industrial development revenue, incremental‑tax and hospital bonds, and an underweight to state and local general obligation bonds.

»   Security selection, particularly in Brightline, a Florida rail route, various Puerto Rico credits, Indianapolis Convention Center and New Hope Sanctuary continuing care retirement community project bonds.

•  Top detractors from relative performance

»   Duration positioning.

»   The Fund’s energy exposure hedge position (Vistra Vision) through the use of a total return swap.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (April 1, 2015 through March 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	3.14%	2.40%	3.41%

S&P Municipal Bond Index	1.76%	1.26%	2.22%

Lipper General & Insured Municipal Debt Funds Classification Average	1.61%	1.12%	1.92%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2025)

Fund net assets	$1,091,035,284

Total number of portfolio holdings	688

Portfolio turnover (%)	68%

Total management fees paid for the year	$ 5,165,073

What did the Fund invest in? (as of March 31, 2025)

(1) Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
(2) The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by July 31, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the code during the period covered by this report. Upon request, a copy of the registrant’s code of ethics is available without charge by calling 800-257-8787.

Item 3.	Audit Committee Financial Expert.

As of the end of the period covered by this report, the registrant’s Board of Directors or Trustees (“Board”) had determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The members of the registrant’s audit committee that have been designated as audit committee financial experts are Joseph A. Boateng, John K. Nelson, Loren M. Starr and Robert L. Young, who are “independent” for purposes of Item 3 of Form N-CSR.

Mr. Boateng has served as the Chief Investment Officer for Casey Family Programs since 2007. He was previously Director of U.S. Pension Plans for Johnson & Johnson from 2002-2006. Mr. Boateng is a board member of the Lumina Foundation and Waterside School, an emeritus board member of Year Up Puget Sound, member of the Investment Advisory Committee and former Chair for the Seattle City Employees’ Retirement System, and an Investment Committee Member for The Seattle Foundation. Mr. Boateng previously served on the Board of Trustees for the College Retirement Equities Fund (2018-2023) and on the Management Committee for TIAA Separate Account VA-1 (2019-2023).

Mr. Nelson formerly served on the Board of Directors of Core12, LLC from 2008 to 2023, a private firm which develops branding, marketing, and communications strategies for clients. Mr. Nelson has extensive experience in global banking and markets, having served in several senior executive positions with ABN AMRO Holdings N.V. and its affiliated entities and predecessors, including LaSalle Bank Corporation from 1996 to 2008, ultimately serving as Chief Executive Officer of ABN AMRO N.V. North America. During his tenure at the bank, he also served as Global Head of its Financial Markets Division, which encompassed the bank’s Currency, Commodity, Fixed Income, Emerging Markets, and Derivatives businesses. He was a member of the Foreign Exchange Committee of the Federal Reserve Bank of the United States and during his tenure with ABN AMRO served as the bank’s representative on various committees of The Bank of Canada, European Central Bank, and The Bank of England. Mr. Nelson previously served as a senior, external advisor to the financial services practice of Deloitte Consulting LLP. (2012-2014).

Mr. Starr was Vice Chair, Senior Managing Director from 2020 to 2021, and Chief Financial Officer, Senior Managing Director from 2005 to 2020, for Invesco Ltd. Mr. Starr is also a Director and Chair of the Audit Committee for AMG. He is former Chair and member of the Board of Directors, Georgia Leadership Institute for School Improvement (GLISI); former Chair and member of the Board of Trustees, Georgia Council on Economic Education (GCEE). Mr. Starr previously served on the Board of Trustees for the College Retirement Equities Fund and on the Management Committee for TIAA Separate Account VA-1 (2022-2023).

Mr. Young has more than 30 years of experience in the investment management industry. From 1997 to 2017, he held various positions with J.P. Morgan Investment Management Inc. (“J.P. Morgan Investment”) and its affiliates (collectively, “J.P. Morgan”). Most recently, he served as Chief Operating Officer and Director of J.P. Morgan Investment (from 2010 to 2016) and as President and Principal Executive Officer of the J.P. Morgan Funds (from 2013 to 2016). As Chief Operating Officer of J.P. Morgan Investment, Mr. Young led service, administration and business platform support activities for J.P. Morgan’s domestic retail mutual fund and institutional commingled and separate account businesses and co-led these activities for J.P. Morgan’s global retail and institutional investment management businesses. As President of the J.P. Morgan Funds, Mr. Young interacted with various service providers to these funds, facilitated the relationship between such funds and their boards, and was directly involved in establishing board agendas, addressing regulatory matters, and establishing policies and procedures. Before joining J.P. Morgan, Mr. Young, a former Certified Public Accountant (CPA), was a Senior Manager (Audit) with Deloitte & Touche LLP (formerly, Touche Ross LLP), where he was employed from 1985 to 1996. During his tenure there, he actively participated in creating, and ultimately led, the firm’s midwestern mutual fund practice.

Item 4.	Principal Accountant Fees and Services.

Nuveen Municipal Trust

The following tables show the amount of fees that PricewaterhouseCoopers LLP (“PwC”), the auditor, billed to the Registrant during the Registrant’s last two full fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PwC provided to the Registrant, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the “pre-approval exception”). The pre-approval exception for services provided directly to the Registrant waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Registrant during the fiscal year in which the services are provided; (B) the Registrant did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the audit is completed.

The Audit Committee has delegated certain pre-approval responsibilities to its Chair (or, in the Chair’s absence, any other member of the Audit Committee).

SERVICES THAT THE REGISTRANT’S AUDITOR BILLED TO THE REGISTRANT

Fiscal Year Ended	Audit Fees Billed to Registrant[1]	Audit-Related Fees Billed to Registrant[2]	Tax Fees Billed to Registrant[3]	All Other Fees Billed to Registrant[4]
March 31, 2025	$368,198	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%	0%

March 31, 2024	$355,121	$0	$1,000	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%	0%

1

“Audit Fees” are the aggregate fees billed for professional services for the audit of the Registrant’s annual financial statements and services provided in connection with statutory and regulatory filings or engagements.

2

“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”. These fees include offerings related to the Registrant’s common shares and leverage.

3

“Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning. These fees include: all global withholding tax services; excise and state tax reviews; capital gain, tax equalization and taxable basis calculations performed by the independent registered public accounting firm.

4

“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”. These fees represent all “Agreed-Upon Procedures” engagements pertaining to the Registrant’s use of leverage.

SERVICES THAT THE REGISTRANT’S AUDITOR BILLED TO THE

ADVISER AND AFFILIATED REGISTRANT SERVICE PROVIDERS

The following tables show the amount of fees billed by PwC to Nuveen Fund Advisors, LLC (the “Adviser”), and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant (“Affiliated Fund Service Provider”), for engagements directly related to the Registrant’s operations and financial reporting, during the Registrant’s last two full fiscal years.

The tables also show the percentage of fees subject to the pre-approval exception. The pre-approval exception for services provided to the Adviser and any Affiliated Fund Service Provider (other than audit, review or attest services) waives the pre-approval requirement if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Registrant, the Adviser and Affiliated Fund Service Providers during the fiscal year in which the services are provided that would have to be pre-approved by the Audit Committee; (B) the Registrant did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the Registrant’s audit is completed.

Fiscal Year Ended	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
March 31, 2025	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%

March 31, 2024	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%

NON-AUDIT SERVICES

The following table shows the amount of fees that PwC billed during the Registrant’s last two full fiscal years for non-audit services. The Audit Committee is required to pre-approve non-audit services that the Registrant’s independent registered public accounting firm provides to the Adviser and any Affiliated Fund Services Provider, if the engagement related directly to the Registrant’s operations and financial reporting (except for those subject to the pre-approval exception described above). The Audit Committee requested and received information from PwC about any non-audit services rendered during the Registrant’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PwC’s independence.

Fiscal Year Ended	Total Non-Audit Fees Billed to Registrant	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Registrant)	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
March 31, 2025	$0	$0	$0	$0
March 31, 2024	$1,000	$0	$0	$1,000

“Non-Audit Fees billed to Registrant” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to the Registrant in their respective amounts from the previous table.

Less than 50 percent of the hours expended on the independent registered public accounting firm’s engagement to audit the Registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the independent registered public accounting firm’s full-time, permanent employees.

Audit Committee Pre-Approval Policies and Procedures. Generally, the Audit Committee must approve (i) all non-audit services to be performed for the Registrant by the Registrant’s independent registered public accounting firm and (ii) all audit and non-audit services to be performed by the Registrant’s independent registered public accounting firm for the Affiliated Fund Service Providers with respect to the operations and financial reporting of the Registrant. Regarding tax and research projects conducted by the independent registered public accounting firm for the Registrant and Affiliated Fund Service Providers (with respect to operations and financial reports of the Registrant) such engagements will be (i) pre-approved by the Audit Committee if they are expected to be for amounts greater than $10,000; (ii) reported to the Audit Committee Chair for verbal approval prior to engagement if they are expected to be for amounts under $10,000 but greater than $5,000; and (iii) reported to the Audit Committee at the next Audit Committee meeting if they are expected to be for an amount under $5,000.

Item 4(i) and Item 4(j) are not applicable to the Registrant.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Report of Independent Registered

Public Accounting Firm

To the Board of Trustees of Nuveen Municipal Trust and Board of Directors of Nuveen Investment Funds, Inc. and Shareholders of Nuveen All-American Municipal Bond Fund, Nuveen Intermediate Duration Municipal Bond Fund, Nuveen Limited Term Municipal Bond Fund and Nuveen Short Term Municipal Bond Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Nuveen All-American Municipal Bond Fund, Nuveen Intermediate Duration Municipal Bond Fund and Nuveen Limited Term Municipal Bond Fund (three of the funds constituting Nuveen Municipal Trust) and Nuveen Short Term Municipal Bond Fund (one of the funds constituting Nuveen Investment Funds, Inc.) (hereafter collectively referred to as the “Funds”) as of March 31, 2025, the related statements of operations for the year ended March 31, 2025, the statements of changes in net assets for each of the two years in the period ended March 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2025 and each of the financial highlights for each of the five years in the period ended March 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025 by correspondence with the custodian, agent banks and brokers; when replies were not received from agent banks or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

May 28, 2025

We have served as the auditor of one or more investment companies in Nuveen Funds since 2002.

Portfolio of Investments March 31, 2025

All-American

SHARES		DESCRIPTION			VALUE

		LONG-TERM INVESTMENTS - 100.3%
		EXCHANGE-TRADED FUNDS - 0.4%
700,000	(a)	Nuveen Municipal Income ETF			$17,376,590

		TOTAL EXCHANGE-TRADED FUNDS (Cost $17,677,750)			17,376,590

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MUNICIPAL BONDS - 99.9%
		ALABAMA - 2.9%
$3,500,000		Birmingham-Jefferson Civic Center Authority, Alabama, Special Tax Bonds, Series 2018A	4.000%	07/01/38	3,345,991
3,500,000		Birmingham-Jefferson Civic Center Authority, Alabama, Special Tax Bonds, Series 2018A	4.000	07/01/43	3,199,391
15,000,000		Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds, Series 2022F, (Mandatory Put 12/01/28)	5.500	11/01/53	15,765,746
10,000,000		Black Belt Energy Gas District, Alabama, Gas Project Revenue Bonds, Series 2023A, (Mandatory Put 10/01/30)	5.250	01/01/54	10,593,786
2,000,000		Hoover Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2019, (AMT)	5.750	10/01/49	2,083,519
4,220,000		Infirmary Health System Special Care Facilities Financing Authority of Mobile, Alabama, Revenue Bonds, Infirmary Health System, Inc., Series 2016A	5.000	02/01/41	4,236,778
3,510,000		Jefferson County, Alabama, Sewer Revenue Warrants, Series 2024	5.250	10/01/42	3,716,762
3,510,000		Jefferson County, Alabama, Sewer Revenue Warrants, Series 2024	5.250	10/01/43	3,701,019
3,510,000		Jefferson County, Alabama, Sewer Revenue Warrants, Series 2024	5.250	10/01/44	3,691,310
2,805,000		Jefferson County, Alabama, Sewer Revenue Warrants, Series 2024	5.250	10/01/45	2,929,576
4,070,000		Jefferson County, Alabama, Sewer Revenue Warrants, Series 2024	5.250	10/01/49	4,199,655
2,075,000		Jefferson County, Alabama, Sewer Revenue Warrants, Series 2024	5.500	10/01/53	2,171,106
9,400,000		Mobile County Industrial Development Authority, Alabama, Solid Waste Disposal Revenue Bonds, AM/NS Calvert LLC Project, Series 2024A, (AMT)	5.000	06/01/54	9,303,603
3,800,000		Mobile County Industrial Development Authority, Alabama, Solid Waste Disposal Revenue Bonds, AM/NS Calvert LLC Project, Series 2024B, (AMT)	4.750	12/01/54	3,596,400
475,000		Mobile Spring Hill College Educational Building Authority, Alabama, Revenue Bonds, Spring Hill College Project, Series 2015	5.875	04/15/45	346,258
15,000,000		Southeast Energy Authority, Alabama, A Cooperative District Energy Supply Revenue Bonds Series 2024A	5.000	11/01/35	15,491,853
20,000,000		Southeast Energy Authority, Alabama, Commodity Supply Revenue Bonds, Project 4, Series 2022B-1, (Mandatory Put 8/01/28)	5.000	05/01/53	20,672,392
5,810,000		UAB Medicine Finance Authority, Alabama, Revenue Bonds, Series 2019B	4.000	09/01/48	5,238,629

		TOTAL ALABAMA			114,283,774

		ARIZONA - 2.2%
1,330,000	(b)	Arizona Industrial Development Authority, Arizona, Economic Development Revenue Bonds, Linder Village Project in Meridian, Ada County, Idaho, Series 2020	5.000	06/01/31	1,336,083
2,000,000	(b)	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Heritage Academy - Gateway and Laveen Projects, Series 2021B	5.000	07/01/51	1,784,003
19,000,000	(b)	Arizona Industrial Development Authority, Arizona, Hotel Revenue Bonds, Provident Group ? Falcon Properties LLC, Project, Senior Series 2022A-1	4.000	12/01/51	13,325,623

See Notes To Financial Statements	5

Portfolio of Investments March 31, 2025 (continued)

All-American

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		ARIZONA (continued)
$1,575,000		Arizona Industrial Development Authority, Senior National Charter School Revolving Loan Fund Revenue Bonds, Social Series 2023A	5.250%	11/01/48	$1,640,004
1,575,000		Arizona Industrial Development Authority, Senior National Charter School Revolving Loan Fund Revenue Bonds, Social Series 2023A	5.250	11/01/53	1,626,347
2,660,000		Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2007, (AMT), (Mandatory Put 6/15/28)	4.100	12/01/37	2,664,028
8,515,000		Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2019, (AMT), (Mandatory Put 6/01/29)	4.000	06/01/49	8,484,968
9,530,000		Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2022-2, (AMT), (Mandatory Put 9/01/27)	5.000	09/01/52	9,764,713
1,000,000		Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Bonds, HonorHealth, Series 2019A	5.000	09/01/35	1,036,878
935,000		Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Bonds, HonorHealth, Series 2019A	5.000	09/01/42	949,187
2,235,000		Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Series 2023A-2, (Mandatory Put 5/15/28)	5.000	01/01/53	2,357,344
6,380,000		Phoenix Civic Improvement Corporation, Arizona, Rental Car Facility Charge Revenue Bonds, Series 2019A	5.000	07/01/35	6,696,810
6,000,000		Phoenix Civic Improvement Corporation, Arizona, Revenue Bonds, Civic Plaza Expansion Project, Series 2005B - FGIC Insured	5.500	07/01/39	7,047,847
3,500,000	(b)	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, American Leadership Academy Project, Refunding Series 2022. Forward Delivery	4.000	06/15/41	3,062,247
1,000,000		Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007	5.250	12/01/28	1,050,357
13,155,000		Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007	5.000	12/01/32	13,914,054
7,000,000		Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007	5.000	12/01/37	7,373,934
1,000,000	(b)	Sierra Vista Industrial Development Authority, Arizona, Education Facility Revenue Bonds, American Leadership Academy Project, Series 2024	5.000	06/15/44	982,327

		TOTAL ARIZONA			85,096,754

		ARKANSAS - 0.5%
5,045,000	(b)	Arkansas Development Finance Authority, Arkansas, Environmental Improvement Revenue Bonds, United States Steel Corporation, Green Series 2022, (AMT)	5.450	09/01/52	5,169,336
7,370,000	(b)	Arkansas Development Finance Authority, Industrial Development Revenue Bonds, Big River Steel Project, Series 2019, (AMT)	4.500	09/01/49	7,025,786
5,545,000		Arkansas Development Finance Authority, Revenue Bonds, Baptist Memorial Health Care, Refunding Series 2020B-1	5.000	09/01/40	5,639,830

		TOTAL ARKANSAS			17,834,952

		CALIFORNIA - 11.3%
10,050,000		California Community Choice Financing Authority, Clean Energy Project Revenue Bonds, Green Series 2023D, (Mandatory Put 11/01/28)	5.500	05/01/54	10,582,975
21,445,000		California Community Choice Financing Authority, Clean Energy Project Revenue Bonds, Green Series 2023E, (Mandatory Put 9/01/32)	5.000	02/01/55	22,900,899
22,580,000		California Community Choice Financing Authority, Clean Energy Project Revenue Bonds, Green Series 2023G, (Mandatory Put 4/01/30)	5.250	11/01/54	23,958,263

6	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		CALIFORNIA (continued)
$10,000,000		California Community Choice Financing Authority, Clean Energy Project Revenue Bonds, Green Series 2024D, (Mandatory Put 9/01/32)	5.000%	02/01/55	$10,777,003
1,775,000		California Community Choice Financing Authority, Clean Energy Project Revenue Bonds, Green Series 2024G, (Mandatory Put 8/01/32)	5.000	11/01/55	1,859,718
2,630,000	(b)	California Community Housing Agency, California, Essential Housing Revenue Bonds, Creekwood, Series 2021A	4.000	02/01/56	1,697,873
25,260,000	(b)	California Community Housing Agency, California, Essential Housing Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A	5.000	02/01/50	18,542,098
5,000,000		California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2016B	5.000	11/15/46	5,064,954
1,670,000		California Health Facilities Financing Authority, Revenue Bonds, Children’s Hospital Los Angeles, Series 2017A	5.000	08/15/42	1,669,910
3,015,000		California Health Facilities Financing Authority, Revenue Bonds, El Camino Hospital, Refunding Series 2015A	5.000	02/01/40	3,016,049
485,000		California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Series 2014B	5.000	10/01/44	485,902
2,120,000		California Infrastructure and Economic Development Bank, Lease Revenue Bonds, California State Teachers? Retirement System Headquarters Expansion, Green Bond-Climate Bond Certified Series 2019	5.000	08/01/44	2,207,264
10,400,000	(b)	California Infrastructure and Economic Development Bank, Revenue Bonds, Brightline West Passenger Rail Project, Green Bond Series 2025A, (AMT), (Mandatory Put 1/01/35)	9.500	01/01/65	10,400,106
2,200,000	(b)	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Nova Academy Project, Series 2016A	5.000	06/15/36	2,147,836
1,000,000		California Municipal Finance Authority, Revenue Bonds, Biola University, Refunding Series 2017	5.000	10/01/31	1,026,158
10,625,000		California Municipal Finance Authority, Revenue Bonds, Community Medical Centers, Series 2017A	5.000	02/01/42	10,658,779
14,185,000		California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Refunding Series 2017A	5.000	07/01/42	14,291,970
1,000,000		California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Refunding Series 2017A	5.000	07/01/47	1,005,213
14,000,000		California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien Series 2018A, (AMT)	5.000	12/31/37	14,207,875
27,110,000		California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien Series 2018A, (AMT)	5.000	12/31/38	27,456,148
1,000,000		California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2017A	5.000	11/01/30	1,008,888
1,040,000		California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2017A	5.250	11/01/31	1,052,112
8,835,000	(b)	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon Resources Channelside LP Desalination Project, Series 2012, (AMT)	5.000	07/01/30	8,851,465
14,225,000	(b)	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon Resources Channelside LP Desalination Project, Series 2012, (AMT)	5.000	07/01/37	14,234,293
1,450,000		California Public Finance Authority, Revenue Bonds, Henry Mayo Newhall Hospital, Series 2017	5.000	10/15/37	1,460,815
415,000	(b)	California Public Finance Authority, Senior Living Revenue Bonds, Enso Village, Refunding Green Series 2021A	5.000	11/15/46	396,658
810,000	(b)	California Public Finance Authority, Senior Living Revenue Bonds, Enso Village, Refunding Green Series 2021A	5.000	11/15/51	750,190
10,335,000		California Public Finance Authority, Senior Living Revenue Bonds, The James, Senior Series 2024A	6.500	06/01/54	9,946,141
3,355,000		California Public Finance Authority, Senior Living Revenue Bonds, The James, Senior Series 2024A	6.375	06/01/59	3,143,110
1,000,000	(b)	California School Finance Authority, Charter School Revenue Bonds, Alliance for College-Ready Public Schools Projects Series 2024	5.000	07/01/49	1,015,631

See Notes To Financial Statements	7

Portfolio of Investments March 31, 2025 (continued)

All-American

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		CALIFORNIA (continued)
$2,000,000	(b)	California School Finance Authority, Charter School Revenue Bonds, Alliance for College-Ready Public Schools Projects Series 2024	5.000%	07/01/59	$2,012,345
525,000	(b)	California School Finance Authority, School Facility Revenue Bonds, Granada Hills Charter High School Obligated Group, Series 2024A	5.000	07/01/54	528,442
1,000,000	(b)	California School Finance Authority, School Facility Revenue Bonds, Granada Hills Charter High School Obligated Group, Series 2024A	5.000	07/01/64	1,000,182
16,245,000		California State University, Systemwide Revenue Bonds, Series 2018A	5.000	11/01/39	17,035,456
12,000,000		California State, General Obligation Bonds, Various Purpose Series 2015	5.000	08/01/45	12,042,652
5,000,000		California Statewide Communities Development Authority, Student Housing Revenue Bonds, University of California, Irvine East Campus Apartments, Phase IV-A CHF-Irvine, LLC, Series 2017	5.000	05/15/47	5,036,773
1,750,000		California Statewide Communities Development Authority, Student Housing Revenue Bonds, University of California, Irvine East Campus Apartments, Phase IV-A CHF-Irvine, LLC, Series 2017	5.000	05/15/50	1,758,964
1,804	(c),(d)	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A	5.750	07/01/30	1,804
11,587	(c),(d)	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A	5.750	07/01/35	11,587
4,373	(c),(d)	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A	5.500	07/01/39	4,373
3,800,000	(b)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Center City Anaheim, Series 2020A	5.000	01/01/54	3,199,097
1,400,000		Fontana, California, Special Tax Bonds, Narra Hills Community Facilities District 109, Refunding Series 2024	5.000	09/01/54	1,426,736
6,000,000		Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Refunding Senior Lien Series 2020A	5.000	05/15/38	6,395,713
6,000,000		Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Senior Lien Series 2015D, (AMT)	5.000	05/15/41	6,002,305
25,265,000		Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2018C, (AMT)	5.000	05/15/44	25,409,281
1,000,000		Manteca Financing Authority, California, Sewer Revenue Bonds, Series 2009	5.750	12/01/36	1,004,178
2,800,000		M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009A	7.000	11/01/34	3,376,064
2,500,000		M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009A	6.500	11/01/39	3,009,045
4,460,000		M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009B	7.000	11/01/34	5,377,587
2,230,000		Oakland Unified School District, Alameda County, California, General Obligation Bonds, Election 2020, Series 2023A - AGM Insured	5.250	08/01/39	2,485,614
2,215,000		Pajaro Valley Health Care District, Santa Cruz and Monterey Counties, California, General Obligation Bonds, Social Series 2024A	5.000	09/01/46	2,156,593
4,000,000		Pajaro Valley Health Care District, Santa Cruz and Monterey Counties, California, General Obligation Bonds, Social Series 2024A	5.000	09/01/54	3,773,392
2,300,000	(e)	Peralta Community College District, Alameda County, California, General Obligation, Election of 2018 , Series 2025C-1	5.000	08/01/43	2,492,140
2,025,000	(e)	Peralta Community College District, Alameda County, California, General Obligation, Election of 2018 , Series 2025C-1	5.000	08/01/45	2,168,226

8	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		CALIFORNIA (continued)
$5,000,000	(e)	Peralta Community College District, Alameda County, California, General Obligation, Election of 2018 , Series 2025C-1	5.000%	08/01/50	$5,314,195
3,425,000	(e)	Peralta Community College District, Alameda County, California, General Obligation, Election of 2018 , Series 2025C-1	5.000	08/01/54	3,618,256
3,250,000	(e)	Peralta Community College District, Alameda County, California, General Obligation, Refunding Series 2025	5.000	08/01/34	3,708,779
1,000,000	(e)	Peralta Community College District, Alameda County, California, General Obligation, Refunding Series 2025	5.000	08/01/36	1,135,318
1,000,000	(e)	Peralta Community College District, Alameda County, California, General Obligation, Refunding Series 2025	5.000	08/01/37	1,126,928
5,500,000		Poway Unified School District, San Diego County, California, General Obligation Bonds, School Facilities Improvement District 2007-1, Series 2011A	0.000	08/01/41	2,737,729
15,000,000	(f)	Rialto Unified School District, San Bernardino County, California, General Obligation Bonds, 2010 Election Series 2011A - AGM Insured	0.000	08/01/41	17,972,025
2,665,000		River Islands Public Financing Authority, California, Special Tax Bonds, Community Facilities District 2003-1 Improvement Area 1, Refunding Series 2022A-1 - AGM Insured	5.000	09/01/42	2,824,910
700,000		Roseville, California, Special Tax Bonds, Community Facilities District 1 Amoruso Ranch, Series 2024	5.000	09/01/44	716,686
1,645,000		Roseville, California, Special Tax Bonds, Community Facilities District 1 Amoruso Ranch, Series 2024	5.000	09/01/54	1,665,193
3,545,000		Sacramento County, California, Airport System Revenue Bonds, Refunding Senior Series 2018C, (AMT)	5.000	07/01/37	3,627,426
8,960,000		Sacramento County, California, Airport System Revenue Bonds, Refunding Senior Series 2018C, (AMT)	5.000	07/01/38	9,144,262
665,000		Sacramento, California, Special Tax Bonds, Community Facilities District 05-1 College Square, Series 2007	5.900	09/01/37	669,931
8,000,000		San Diego County Regional Airport Authority, California, Airport Revenue Bonds, Subordinate Series 2017A, (AMT)	5.000	07/01/42	8,060,329
3,020,000		San Diego County Regional Airport Authority, California, Airport Revenue Bonds, Subordinate Series 2017A, (AMT)	5.000	07/01/47	3,028,076
5,000,000		San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2016B, (AMT)	5.000	05/01/41	5,016,664
11,715,000		San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2016B, (AMT)	5.000	05/01/46	11,716,287
5,050,000		San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2017A, (AMT)	5.000	05/01/42	5,085,529
3,000,000		San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2018D, (AMT)	5.000	05/01/48	3,015,304
4,245,000		San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2014B	5.250	01/15/44	4,246,203
275,000	(b)	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities District 16-01, Series 2017	6.250	09/01/47	283,986
5,000,000		Victor Valley Union High School District, San Bernardino County, California, General Obligation Bonds, 20008 Election Series 2009A - AGC Insured	5.750	08/01/31	5,191,676
2,485,000		Westminster School District, Orange County, California, General Obligation Bonds, Series 2009-A1 - AGC Insured	0.000	08/01/26	2,383,279
1,405,000		Westminster School District, Orange County, California, General Obligation Bonds, Series 2009-A1 - AGC Insured	0.000	08/01/28	1,259,587
2,920,000		Westminster School District, Orange County, California, General Obligation Bonds, Series 2009-A1 - AGC Insured	0.000	08/01/29	2,523,550
1,425,000		William S. Hart Union High School District, Los Angeles County, California, Special Tax Bonds, Community Facilities District 2015- 1, Series 2017	5.000	09/01/42	1,433,845

		TOTAL CALIFORNIA			441,030,798

See Notes To Financial Statements	9

Portfolio of Investments March 31, 2025 (continued)

All-American

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		COLORADO - 4.9%
$1,000,000	(b)	Aerotropolis Regional Transportation Authority, Colorado, Special Revenue Bonds, Series 2024	5.500%	12/01/44	$1,019,902
1,000,000	(b)	Aerotropolis Regional Transportation Authority, Colorado, Special Revenue Bonds, Series 2024	5.750	12/01/54	1,032,290
499,000		Aviation Station North Metropolitan District 2, Denver County, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2019A	4.000	12/01/29	487,068
2,060,000		Aviation Station North Metropolitan District 2, Denver County, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2019A	5.000	12/01/39	2,053,053
1,350,000		Aviation Station North Metropolitan District 2, Denver County, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2019A	5.000	12/01/48	1,284,904
575,000	(b),(f)	Bella Mesa Metropolitan District, Castle Rock, Colorado, Limited Tax General Obligation Bonds, Convertible Capital Appreciation Series 2020A-3	0.000	12/01/49	566,061
500,000		Broadway Station Metropolitan District 2, Denver City and County, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Series 2019A	5.125	12/01/48	407,048
1,000,000		Canyons Metropolitan District 5, Douglas County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Subordinate Refunding Series 2024B - BAM Insured	6.500	12/01/54	1,021,536
9,000,000	(b)	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2017	5.000	12/01/47	8,417,860
1,225,000		Colorado Bridge and Tunnel Enterprise, Colorado, Senior Infrastructure Revenue Bonds, Series 2024A - AGM Insured	5.250	12/01/49	1,317,398
1,515,000		Colorado Bridge and Tunnel Enterprise, Colorado, Senior Infrastructure Revenue Bonds, Series 2024A - AGM Insured	5.500	12/01/54	1,643,032
2,065,000		Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Community Leadership Academy Project, Series 2008	6.500	07/01/38	2,067,488
3,040,000		Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Community Leadership Academy, Inc. Second Campus Project, Series 2013	7.350	08/01/43	3,045,222
1,400,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian Living Neighborhoods Project, Refunding Series 2016	5.000	01/01/37	1,403,200
25,105,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-1	4.000	08/01/44	23,070,734
2,550,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019B-1	4.000	08/01/39	2,433,921
1,315,000	(e)	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant Living Communities & Services, Series 2025A	5.125	12/01/45	1,357,918
3,265,000	(e)	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant Living Communities & Services, Series 2025A	5.125	12/01/50	3,330,588
1,385,000	(e)	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant Living Communities & Services, Series 2025A	5.125	12/01/55	1,405,959
6,155,000	(g)	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013A, (Pre-refunded 6/01/25)	5.000	06/01/45	6,175,120
3,000,000	(g)	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview Medical Center, Refunding Series 2015B, (Pre-refunded 9/01/25)	4.000	09/01/34	3,013,528
1,750,000		Colorado International Center Metropolitan District 14, Denver, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2018	5.875	12/01/46	1,750,844
1,000,000		Copper Ridge Metropolitan District, Colorado Springs, Colorado, Tax Increment and Sales Tax Supported Revenue Bonds, Series 2019	5.000	12/01/39	927,954
1,000,000		Crowfoot Valley Ranch Metropolitan District No. 2, Douglas County, Colorado, Limited Tax General Obligation Bonds, Refunding Subordinate Series 2024B	6.125	12/15/54	985,249
8,125,000		Dawson Trails Metropolitan District 1, Colorado, In The Town of Castle Rock, Limited Tax General Obligation Capital Appreciation Turbo Bonds, Series 2024	0.000	12/01/31	4,733,896

10	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		COLORADO (continued)
$18,390,000		Denver City and County, Colorado, Airport System Revenue Bonds, Series 2022A, (AMT)	5.000%	11/15/34	$19,581,641
3,350,000		Denver City and County, Colorado, Airport System Revenue Bonds, Series 2022A, (AMT)	5.500	11/15/38	3,633,481
2,955,000		Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Refunding Senior Lien Series 2016	5.000	12/01/28	2,968,610
5,005,000		Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Refunding Senior Lien Series 2016	5.000	12/01/33	5,007,452
20,000		E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B - NPFG Insured	0.000	09/01/29	17,188
395,000		E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B - NPFG Insured	0.000	09/01/30	326,305
20,000		E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B - NPFG Insured	0.000	09/01/32	15,177
25,000		E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B - NPFG Insured	0.000	09/01/33	18,122
9,890,000		E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A - NPFG Insured	0.000	09/01/27	9,143,577
1,365,000		Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue Bonds, Series 2014	6.000	12/01/38	1,313,142
845,000		Green Valley Ranch East Metropolitan District 6, Adams County, Colorado, Limited Tax General Obligation Bonds, Series 2020A-3	5.875	12/01/50	844,233
2,900,000	(b)	Hess Ranch Metropolitan District 5, Parker, Colorado, Special Assessment Revenue Bonds, Special Improvement District 2, Series 2024	5.500	12/01/44	2,831,387
2,000,000		Hess Ranch Metropolitan District 6, Parker, Colorado, Limited Tax General Obligation Bonds, Series 2020A-1	5.000	12/01/49	1,809,952
1,000,000		Independence Metropolitan District 3, Elbert County, Colorado, Limited Tax General Obligation Bonds, Special Revenue Refunding and Improvement Series 2024A	5.375	12/01/54	974,320
1,735,000		Jefferson Center Metropolitan District 1, Arvada, Jefferson County, Colorado, Special Revenue Bonds, Subordinate Series 2020B	5.750	12/15/50	1,745,423
20,250,000		Painted Prairie Public Improvement Authority, Aurora, Colorado, Special Revenue Bonds, Series 2019	5.000	12/01/39	19,351,860
620,000		Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Refunding Series 2015A	5.000	12/01/45	622,946
830,000		Parkdale Community Authority, Erie, Colorado, Limited Tax Supported Revenue Bonds, District 1, Series 2020A	5.000	12/01/40	788,866
1,370,000		Prairie Center Metropolitan District No. 3, Brighton, Colorado, Special Revenue Bonds, Park and Recreation Improvements Series 2018	5.125	12/15/42	1,331,164
500,000		Prairie Center Metropolitan District No. 3, In the City of Brighton, Adams County, Colorado, Limited Property Tax Supported District Improvements Revenue Bonds, Refunding Series 2024B	5.875	12/15/46	529,462
4,250,000	(b)	Prairie Center Metropolitan District No. 3, In the City of Brighton, Adams County, Colorado, Limited Property Tax Supported Primary Improvements Revenue Bonds, Refunding Series 2017A	5.000	12/15/41	4,253,611
2,468,000		Prairie Farm Metropolitan District, In the City of Commerce City, Adams County, Colorado, Limited Tax Convertible to Unlimited Tax, General Obligation Bonds, Series 2018A	5.250	12/01/48	2,470,031
1,810,000		Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs Utilities, Series 2008	6.250	11/15/28	1,896,766
3,080,000		Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs Utilities, Series 2008	6.500	11/15/38	3,625,824
2,410,000	(b)	Pueblo Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds, EVRAZ Project, Series 2021A	4.750	12/01/45	2,078,733
3,555,000	(b)	Reagan Ranch Metropolitan District 1, Colorado Springs, Colorado, General Obligation Bonds, Limited Tax & Special Revenue, Series 2025	6.125	12/01/54	3,442,854

See Notes To Financial Statements	11

Portfolio of Investments March 31, 2025 (continued)

All-American

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		COLORADO (continued)
$2,600,000		Redtail Ridge Metropolitan District, City of Louisville, Boulder County, Colorado, General Obligation Limited Tax Capital Appreciation Turbo Bonds, Series 2025	0.000%	12/01/32	$1,529,610
3,620,000	(b)	Ridge at Johnstown Metropolitan District 8, Larimer County, Colorado, Special Assessment Revenue Bonds, Special Improvement District 1, Series 2024	5.875	12/01/44	3,455,020
500,000	(b)	Settler’s Crossing Metropolitan District 1, Lakewood, Colorado, Limited Tax General Obligation Bonds, Series 2020A	5.000	12/01/40	494,908
1,000,000	(b),(f)	St. Vrain Lakes Metropolitan District 4, Weld County, Colorado, General Obligation Bonds, Firestone Convertible Capital Appreciation Limited Tax Series 2024A	0.000	09/20/54	678,120
3,611,000		Vauxmont Metropolitan District, Arvada, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Convertible to Unlimited Tax Refunding Subordinate Series 2019 - AGM Insured	3.250	12/15/50	2,812,953
500,000		Velocity Metropolitan District 3, In the City of Aurora, Colorado, Limited Tax General Obligation Bonds, Series 2019	5.125	12/01/34	490,896
2,000,000		Velocity Metropolitan District 3, In the City of Aurora, Colorado, Limited Tax General Obligation Bonds, Series 2019	5.375	12/01/39	1,986,396
5,000,000		Velocity Metropolitan District 3, In the City of Aurora, Colorado, Limited Tax General Obligation Bonds, Series 2019	5.500	12/01/48	4,875,933
7,740,000	(b)	West Globeville Metropolitan District 1, Denver, Colorado, General Obligation Limited Tax Bonds, Series 2024A-2	8.000	12/01/54	4,505,152
2,200,000	(b)	West Globeville Metropolitan District 1, Denver, Colorado, Special Assessment Revenue Bonds, Special Improvement District 1, Series 2024	5.750	12/01/44	2,146,475
3,000,000	(b)	Windler Public Improvement Authority, Aurora, Colorado, Limited Tax Supported Revenue Bonds, Series 2021A-1	4.125	12/01/51	2,297,449

		TOTAL COLORADO			190,846,812

		CONNECTICUT - 0.9%
2,500,000		Connecticut Health and Educational Facilities Authority, Revenue Bonds, Nuvance Health Series 2019A	4.000	07/01/36	2,450,183
5,630,000		Connecticut Health and Educational Facilities Authority, Revenue Bonds, Nuvance Health Series 2019A	4.000	07/01/38	5,403,841
5,000,000		Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity Health Credit Group, Series 2016CT	5.000	12/01/41	5,029,735
16,000,000		Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity Health Credit Group, Series 2016CT	5.000	12/01/45	16,011,438
2,500,000		Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes, Series 2020A - BAM Insured	4.000	05/01/36	2,543,433
2,550,000		Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes, Series 2020A - BAM Insured	4.000	05/01/39	2,553,860

		TOTAL CONNECTICUT			33,992,490

		DELAWARE - 0.3%
2,000,000		Delaware Economic Development Authority, Exempt Facility Revenue Bonds, NRG Energy Project, Refunding Series 2020A, (Mandatory Put 10/01/25)	1.250	10/01/45	1,971,459
8,500,000		Delaware Health Facilities Authority, Revenue Bonds, Beebe Medical Center Project, Series 2018	5.000	06/01/43	8,269,272
1,000,000	(h)	Delaware State Housing Authority, Senior Single Family Mortgage Revenue Bonds, Series 2024B, (UB)	4.600	07/01/44	990,152
1,345,000	(h)	Delaware State Housing Authority, Senior Single Family Mortgage Revenue Bonds, Series 2024B, (UB)	4.650	07/01/49	1,322,126

		TOTAL DELAWARE			12,553,009

12	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		DISTRICT OF COLUMBIA - 0.8%
$7,180,000		District of Columbia, Washington, D.C., Revenue Bonds, Latin American Montessori Bilingual Public Charter School, Series 2020	5.000%	06/01/50	$6,790,603
2,890,000	(h)	Metropolitan Washington Airports Authority, District of Columbia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Refunding & Subordinate Lien Series 2019B, (UB)	4.000	10/01/53	2,544,123
1,500,000		Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Refunding & Subordinate Lien Series 2019B	4.000	10/01/37	1,467,078
3,745,000		Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Second Senior Lien Series 2009B - AGC Insured	0.000	10/01/31	2,967,584
9,375,000		Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding Series 2018A, (AMT)	5.000	10/01/34	9,655,503
3,850,000		Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding Series 2024A, (AMT)	5.250	10/01/45	4,002,627
4,250,000		Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding Series 2024A, (AMT)	5.250	10/01/46	4,404,613

		TOTAL DISTRICT OF COLUMBIA			31,832,131

		FLORIDA - 8.2%
1,885,000		Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds, Fleet Landing Project, Series 2013A	5.000	11/15/28	1,886,628
345,000		Boynton Village Community Development District, Florida, Special Assessment Bonds, Series 2007-A1	5.750	05/01/37	345,213
8,605,000		Broward County, Florida, Port Facilities Revenue Bonds, Series 2019A	5.000	09/01/44	8,799,090
3,520,000		Broward County, Florida, Port Facilities Revenue Bonds, Series 2019B, (AMT)	4.000	09/01/38	3,395,302
245,000	(b)	Capital Trust Agency, Florida, Educational Facilities Lease Revenue Bonds, Franklin Academy Projects, Series 2020	5.000	12/15/40	235,734
7,910,000	(b)	Capital Trust Agency, Florida, Educational Facilities Lease Revenue Bonds, Franklin Academy Projects, Series 2020	5.000	12/15/50	7,254,263
3,470,000	(b)	Capital Trust Agency, Florida, Educational Facilities Lease Revenue Bonds, Franklin Academy Projects, Series 2020	5.000	12/15/55	3,135,599
1,500,000		Capital Trust Agency, Florida, Multifamily Housing Revenue Bonds, The Gardens Apartments Project, Series 2015A	4.750	07/01/40	1,045,893
1,380,000		Capital Trust Agency, Florida, Multifamily Housing Revenue Bonds, The Gardens Apartments Project, Series 2015A	5.000	07/01/50	894,280
565,000	(b)	Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter School Project, Series 2019A	5.000	06/15/39	539,945
610,000	(b)	Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter School Project, Series 2019A	5.000	06/15/49	563,072
2,290,000	(b)	Capital Trust Authority, Florida, Educational Facilities Revenue Bonds, Babcock Neighborhood School Inc Project, Series 2024	5.125	08/15/39	2,207,529
1,100,000	(b)	Capital Trust Authority, Florida, Educational Facilities Revenue Bonds, Babcock Neighborhood School Inc Project, Series 2024	6.000	08/15/63	1,057,718
7,000,000		Central Florida Expressway Authority, Revenue Bonds, Senior Lien Series 2019B	5.000	07/01/49	7,179,515
590,000		Cityplace Community Development District, Florida, Special Assessment and Revenue Bonds, Refunding Series 2012	5.000	05/01/26	594,879
1,255,000		Edgewater West Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Assessment Area One Series 2024	5.250	05/01/44	1,209,774
1,570,000	(b)	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School Income Projects, Series 2015A	6.125	06/15/46	1,571,247
1,500,000	(b)	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2014A	6.125	06/15/44	1,500,596
315,000	(b)	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2020C	5.000	09/15/50	283,035

See Notes To Financial Statements	13

Portfolio of Investments March 31, 2025 (continued)

All-American

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FLORIDA (continued)
$4,100,000	(b)	Florida Development Finance Corporation, Florida, Solid Waste Disposal Revenue Bonds, GFL Solid Waste Southeast LLC Project Series 2024A, (AMT), (Mandatory Put 10/01/31)	4.375%	10/01/54	$4,105,227
10,100,000	(b)	Florida Development Finance Corporation, Florida, Solid Waste Disposal Revenue Bonds, Waste Pro USA, Inc. Project, Series 2023, (AMT), (Mandatory Put 7/01/26)	6.125	07/01/32	10,289,414
20,690,000	(b)	Florida Development Finance Corporation, Revenue Bonds, Brightline Florida Passenger Rail Expansion Project, Brightline Trains Florida LLC Issue, Series 2024, (AMT), (Mandatory Put 7/15/28)	12.000	07/15/32	21,950,933
9,500,000		Florida Development Finance Corporation, Revenue Bonds, Brightline Florida Passenger Rail Expansion Project, Brightline Trains Florida LLC Issue, Series 2024, (AMT)	5.000	07/01/41	9,244,697
6,100,000	(h)	Florida Development Finance Corporation, Revenue Bonds, Brightline Florida Passenger Rail Expansion Project, Brightline Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT), (UB)	5.000	07/01/44	6,124,003
2,570,000		Florida Development Finance Corporation, Revenue Bonds, Brightline Florida Passenger Rail Expansion Project, Brightline Trains Florida LLC Issue, Series 2024, (AMT)	5.250	07/01/47	2,582,162
5,950,000	(h)	Florida Development Finance Corporation, Revenue Bonds, Brightline Florida Passenger Rail Expansion Project, Brightline Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT), (UB)	5.250	07/01/47	6,075,505
2,280,000	(h)	Florida Development Finance Corporation, Revenue Bonds, Brightline Florida Passenger Rail Expansion Project, Brightline Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT), (UB)	5.250	07/01/53	2,323,474
4,500,000		Florida Development Finance Corporation, Revenue Bonds, Brightline Florida Passenger Rail Expansion Project, Brightline Trains Florida LLC Issue, Series 2024, (AMT)	5.500	07/01/53	4,547,080
24,620,000	(b)	Florida Development Finance Corporation, Revenue Bonds, Brightline Florida Passenger Rail Expansion Project, Series 2025A, (AMT), (Mandatory Put 8/13/25)	8.250	07/01/57	25,567,693
1,270,000	(b)	Florida Development Finance Corporation, Student Housing Revenue Bonds, SPP - Tampa I - LLC The Henry Project, Series 2024A-1	5.000	06/01/44	1,258,635
12,020,000		Halifax Hospital Medical Center, Daytona Beach, Florida, Hospital Revenue Bonds, Series 2024	5.250	06/01/54	12,628,301
26,155,000		Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds, Florida Health Sciences Center Inc D/B/A Tampa General Hospital, Series 2020A	4.000	08/01/50	22,825,058
1,040,000		Jacksonville, Florida, Health Care Facilities Revenue Bonds, Brooks Rehabilitation, Series 2020	4.000	11/01/37	993,171
1,085,000		Jacksonville, Florida, Health Care Facilities Revenue Bonds, Brooks Rehabilitation, Series 2020	4.000	11/01/38	1,026,915
1,650,000		Jacksonville, Florida, Health Care Facilities Revenue Bonds, Brooks Rehabilitation, Series 2020	4.000	11/01/39	1,542,352
2,170,000		Jacksonville, Florida, Health Care Facilities Revenue Bonds, Brooks Rehabilitation, Series 2020	4.000	11/01/40	2,011,869
10,285,000		Jacksonville, Florida, Special Revenue Bonds, Refunding Series 2017A	5.250	10/01/42	10,585,155
255,000		Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2007A	5.250	06/15/27	255,092
830,000	(b)	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2012A	5.500	06/15/32	830,412
1,375,000	(b)	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2012A	5.750	06/15/42	1,375,038
10,000,000		Miami Dade County, Florida, Professional Sports Franchise Facilities Tax Revenue Bonds, Refunding Series 2009A - AGC Insured	0.000	10/01/45	3,736,953
38,000,000		Miami Dade County, Florida, Professional Sports Franchise Facilities Tax Revenue Bonds, Series 2009C - AGC Insured	0.000	10/01/44	15,143,429

14	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FLORIDA (continued)
$11,275,000		Miami, Florida, Limited Ad Valorem Tax Bonds, Forever Infrastructure Programs Series 2024A	5.500%	01/01/49	$12,337,722
12,195,000		Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series 2015A - BAM Insured, (AMT)	5.000	10/01/38	12,213,979
5,025,000	(h)	Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding Series 2022A, (AMT), (UB)	5.250	10/01/52	5,157,688
2,870,000		Miami-Dade County, Florida, Special Obligation Bonds, Subordinate Series 2009 - BAM Insured	0.000	10/01/37	1,730,624
10,000,000		Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Series 2022	5.000	07/01/45	10,422,856
11,975,000		Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2024A	5.250	10/01/54	12,765,424
365,000	(b)	Mirada Community Development District, Florida, Capital Improvement Bonds, Assessment Area 3 Series 2024	4.750	05/01/31	364,497
265,000	(b)	Mirada Community Development District, Florida, Capital Improvement Bonds, Assessment Area 3 Series 2024	5.625	05/01/44	262,743
630,000	(b)	Mirada Community Development District, Florida, Capital Improvement Bonds, Assessment Area 3 Series 2024	6.000	05/01/55	631,923
5,095,000		Putnam County Development Authority, Florida, Pollution Control Revenue Bonds, Seminole Electric Cooperative, Inc. Project, Refunding Series 2018B	5.000	03/15/42	5,182,762
1,685,000		School Board of Lee County, Florida, Certificates of Participation, Series 2023A	5.000	08/01/38	1,813,756
4,465,000		School Board of Lee County, Florida, Certificates of Participation, Series 2023A	5.000	08/01/39	4,762,652
2,715,000		School Board of Lee County, Florida, Certificates of Participation, Series 2023A	5.000	08/01/40	2,881,609
5,000,000		Seminole County Industrial Development Authority, Florida, Retirement Facility Revenue Bonds, Legacy Pointe At UCF Project, Series 2019A	5.250	11/15/39	5,012,380
1,015,000		Seminole County Industrial Development Authority, Florida, Retirement Facility Revenue Bonds, Legacy Pointe At UCF Project, Series 2019A	5.500	11/15/49	990,570
2,610,000		South Broward Hospital District, Florida, Hospital Revenue Bonds, South Broward Hospital District Obligated Group, Refunding Series 2016A	4.000	05/01/44	2,388,591
4,525,000		South Miami Health Facilities Authority, Florida, Hospital Revenue Bonds, Baptist Health Systems of South Florida Obligated Group, Refunding Series 2017	4.000	08/15/42	4,275,154
2,965,000		South Miami Health Facilities Authority, Florida, Hospital Revenue Bonds, Baptist Health Systems of South Florida Obligated Group, Refunding Series 2017 - BAM Insured	5.000	08/15/42	3,015,222
500,000		Sumter County Industrial Development Authority, Florida, Hospital Revenue Bonds, Central Florida Health Alliance Projects, Series 2014A	5.000	07/01/29	500,502
6,860,000		Sumter County Industrial Development Authority, Florida, Hospital Revenue Bonds, Central Florida Health Alliance Projects, Series 2014A	5.250	07/01/44	6,863,157
2,640,000	(b)	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2022A - AGM Insured	4.000	05/01/40	2,530,968
1,200,000	(b)	Village Community Development District 15, Florida, Special Assessment Revenue Bonds, Series 2024	3.750	05/01/29	1,195,424
13,000,000		Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Stetson University Inc. Project, Series 2015	5.000	06/01/40	12,558,610

		TOTAL FLORIDA			320,580,693

See Notes To Financial Statements	15

Portfolio of Investments March 31, 2025 (continued)

All-American

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		GEORGIA - 1.4%
$3,785,000	(f)	Atlanta Development Authority, Georgia, Economic Development Certificates, Gulch Enterprise Zone Project, Convertible Capital Appreciation Series 2024A-1 Class A	0.000%	12/15/48	$3,251,974
1,650,000	(b)	Atlanta Development Authority, Georgia, Revenue Bonds, Westside Gulch Area Project, Senior Series 2024A-2	5.500	04/01/39	1,680,471
2,500,000	(c)	Atlanta Development Authority, Georgia, Senior Health Care Facilities Revenue Bonds, Georgia Proton Treatment Center Project, Current Interest Series 2017A-1	6.750	01/01/35	1,000,000
1,000,000	(c)	Atlanta Development Authority, Georgia, Senior Health Care Facilities Revenue Bonds, Georgia Proton Treatment Center Project, Current Interest Series 2017A-1	7.000	01/01/40	400,000
3,500,000		Atlanta, Georgia, Airport Passenger Facilities Charge and General Revenue Bonds, Subordinate Lien Green Series 2023E, (AMT)	5.250	07/01/41	3,701,966
9,740,000		Brookhaven Development Authority, Georgia, Revenue Bonds, Children’s Healthcare of Atlanta, Inc. Project, Series 2019A	4.000	07/01/44	9,027,641
8,335,000		Fayette County Development Authority, Georgia, Revenue Bonds, United States Soccer Federation, Inc. Project Series 2024	5.250	10/01/49	8,690,911
5,500,000		Griffin-Spalding County Hospital Authority, Georgia, Revenue Anticipation Certificates, Wellstar Health System Inc., Series 2017A	4.000	04/01/42	5,119,943
1,000,000		Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2007A	5.500	09/15/28	1,055,265
17,600,000	(b)	Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series 2022C, (Mandatory Put 11/01/27)	4.000	08/01/52	17,569,735
4,500,000		Savannah Hospital Authority, Georgia, Revenue Bonds, Saint Joseph’s/Candler Health System, Inc., Anticipation Certificate Series 2019A	4.000	07/01/39	4,354,157

		TOTAL GEORGIA			55,852,063

		HAWAII - 0.2%
1,400,000	(b)	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University Project, Refunding Series 2024	5.000	07/01/34	1,406,166
4,545,000		Hawaii State, Airport System Revenue Bonds, Series 2015A, (AMT)	5.000	07/01/45	4,566,949

		TOTAL HAWAII			5,973,115

		IDAHO - 0.5%
466,000	(b)	Eagle Avimor Community Infrastructure District 1, Ada, Boise, and Gem Counties, Idaho, Special Assessment Revenue Bonds, Assessment Area 5 Series 2024	5.875	09/01/53	476,801
1,000,000	(b)	Eagle Avimor Community Infrastructure District 1, Ada, Boise, and Gem Counties, Idaho, Special Assessment Revenue Bonds, Assessment Area 6 Series 2024B	5.500	09/01/53	1,002,787
1,485,000	(b)	Idaho Falls Auditorium District, Idaho, Certifications of Participation, Annual Appropriation Series 2021	5.250	05/15/51	1,463,399
4,200,000		Idaho Health Facilities Authority, Revenue Bonds, Saint Luke’s Health System Project, Series 2018A	5.000	03/01/36	4,359,268
1,290,000		Idaho Housing and Finance Association, Grant and Revenue Anticipation Bonds, Federal Highway Trust Funds, Series 2021A	4.000	07/15/38	1,273,457
2,000,000	(b)	Idaho Housing and Finance Association, Nonprofit Facilities Revenue Bonds, Idaho Arts Charter School, Inc. Project, Refunding Series 2016A	5.000	12/01/38	1,958,419
2,500,000	(b)	Idaho Housing and Finance Association, Nonprofit Facilities Revenue Bonds, The College of Idaho Project, Series 2023	5.625	11/01/43	2,517,160
1,806,000	(h)	Idaho Housing and Finance Association, Single Family Mortgage Revenue Bonds, Series 2024A, (UB)	4.050	01/01/39	1,771,328
1,235,000	(h)	Idaho Housing and Finance Association, Single Family Mortgage Revenue Bonds, Series 2024A, (UB)	4.450	01/01/44	1,209,007
2,675,000	(h)	Idaho Housing and Finance Association, Single Family Mortgage Revenue Bonds, Series 2024A, (UB)	4.650	01/01/54	2,631,090

		TOTAL IDAHO			18,662,716

16	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		ILLINOIS - 9.1%
$67,800,000		Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2016	6.000%	04/01/46	$69,339,982
2,125,000		Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2023	5.250	04/01/35	2,292,429
1,250,000		Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2023	5.250	04/01/37	1,336,521
1,600,000		Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2023	5.000	04/01/38	1,675,773
1,000,000		Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2023	5.250	04/01/39	1,059,653
1,960,000		Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2023	5.500	04/01/42	2,083,704
625,000		Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series 2012A	5.000	12/01/42	597,958
1,215,000		Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Project Series 2015C	5.250	12/01/39	1,181,962
35,090,000		Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016A	7.000	12/01/44	35,531,790
3,890,000		Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2023A	5.500	12/01/31	4,141,753
15,000,000		Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2023A	5.000	12/01/32	15,509,715
10,000,000		Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2023A	5.000	12/01/34	10,262,574
10,000,000		Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2023A	5.250	12/01/35	10,385,269
1,250,000		Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Second Lien Series 2020A	5.000	12/01/45	1,263,897
2,220,000		Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Second Lien Series 2020A	4.000	12/01/50	2,024,250
9,845,000		Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Refunding Senior Lien Series 2018A	5.000	01/01/48	9,871,421
8,805,000	(h)	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2017A, (UB)	6.000	01/01/38	9,007,983
705,000		Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C	5.000	01/01/35	705,847
2,175,000	(h)	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C, (UB)	5.000	01/01/38	2,173,085
6,000,000	(h)	Chicago, Illinois, General Obligation Bonds, Refunding Series 2020A, (UB)	5.000	01/01/30	6,295,898
5,000,000		Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Senior Lien Series 2023A - BAM Insured	5.000	01/01/31	5,317,154
1,700,000		Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Senior Lien Series 2023A - BAM Insured	5.000	01/01/32	1,817,427
1,600,000		Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Senior Lien Series 2023A - BAM Insured	5.000	01/01/33	1,716,631
450,000		Chicago, Illinois, Water Revenue Bonds, Refunding Second Lien Series 2023B - AGM Insured	5.000	11/01/37	480,204
5,000,000		Illinois Finance Authority Revenue Bonds, OSF Healthcare System, Series 2018A - BAM Insured	4.125	05/15/47	4,644,745
1,455,000		Illinois Finance Authority, Revenue Bonds, Ascension Health Alliance, Series 2016C	4.000	02/15/41	1,352,870
45,000	(g)	Illinois Finance Authority, Revenue Bonds, Ascension Health Alliance, Series 2016C, (Pre-refunded 2/15/27)	4.000	02/15/41	45,740
700,000		Illinois Finance Authority, Revenue Bonds, Dominican University, Refunding Series 2022	5.000	03/01/42	653,721
10,810,000		Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation, Series 2016	5.000	12/01/40	10,898,928
12,295,000		Illinois Finance Authority, Revenue Bonds, Northshore - Edward- Elmhurst Health Credit Group, Series 2022A	5.000	08/15/47	12,749,327
10,715,000		Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2015A	5.000	11/15/45	10,721,412

See Notes To Financial Statements	17

Portfolio of Investments March 31, 2025 (continued)

All-American

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		ILLINOIS (continued)
$20,000		Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2015A	4.000%	11/15/39	$18,414
1,105,000		Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2015C	5.000	08/15/35	1,108,361
14,715,000		Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series 2016B	4.000	08/15/41	13,699,437
450,000		Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2024A	5.250	04/01/49	473,463
7,335,000		Illinois Sports Facility Authority, State Tax Supported Bonds, Refunding Series 2014 - AGM Insured	5.250	06/15/31	7,409,188
10,105,000		Illinois State, General Obligation Bonds, December Series 2023C	5.000	12/01/47	10,264,667
4,725,000		Illinois State, General Obligation Bonds, December Series 2023C	5.000	12/01/48	4,796,074
3,725,000		Illinois State, General Obligation Bonds, June Series 2016	4.000	06/01/36	3,576,090
10,000,000		Illinois State, General Obligation Bonds, May Series 2020	5.750	05/01/45	10,588,531
4,000,000		Illinois State, General Obligation Bonds, May Series 2024B	5.250	05/01/43	4,213,859
2,000,000		Illinois State, General Obligation Bonds, May Series 2024B	5.250	05/01/44	2,097,985
1,575,000		Illinois State, General Obligation Bonds, May Series 2024B	5.250	05/01/45	1,645,151
1,600,000		Illinois State, General Obligation Bonds, May Series 2024B	5.250	05/01/47	1,654,442
2,500,000		Illinois State, General Obligation Bonds, May Series 2024B	5.250	05/01/48	2,578,395
11,625,000		Illinois State, General Obligation Bonds, November Series 2017D	5.000	11/01/27	12,121,610
3,000,000		Illinois State, General Obligation Bonds, November Series 2017D	5.000	11/01/28	3,117,842
2,000,000		Illinois State, General Obligation Bonds, Refunding September Series 2018A	5.000	10/01/28	2,105,525
7,000,000		Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2020A	5.000	06/15/50	7,069,370
1,500,000		Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2022A	4.000	12/15/42	1,371,314
6,450,000		Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2015A - AGM Insured	0.000	12/15/52	1,628,766
1,225,000		Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2015A	5.000	06/15/53	1,225,139
10,000,000		Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A - AGM Insured	0.000	12/15/35	6,449,518
23,065,000		Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A - NPFG Insured	0.000	06/15/37	13,461,537
1,838,000		Plano, Illinois, Special Tax Bonds, Special Service Area 1 & 2 Lakewood Springs Project, Refunding Series 2014 - AGM Insured	5.000	03/01/34	1,839,679
4,450,000		Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 2001A - FGIC Insured	6.000	07/01/27	4,611,653

		TOTAL ILLINOIS			356,265,633

		INDIANA - 2.0%
2,000,000	(b)	Gary Local Public Improvement Bond Bank, Indiana, Economic Development Revenue Bonds, Drexel Foundation for Educational Excellence Project, Refunding Series 2020A	5.875	06/01/55	1,851,471
825,000	(b)	Indiana Finance Authority, Educational Facilities Revenue Bonds, Circle City Preparatory Inc. Project, Series 2021A	5.000	12/01/40	720,266
3,710,000	(b)	Indiana Finance Authority, Educational Facilities Revenue Bonds, Lighthouse Academies of Northwest Indiana Inc. Project, Series 2016	7.000	12/01/34	3,713,563
6,075,000	(b)	Indiana Finance Authority, Educational Facilities Revenue Bonds, Lighthouse Academies of Northwest Indiana Inc. Project, Series 2016	7.250	12/01/44	6,079,802
5,000,000		Indiana Finance Authority, Educational Facilities Revenue Bonds, Rose Hulman Institute Of Technology Project, Series 2018	4.000	06/01/44	4,613,567
1,640,000		Indiana Finance Authority, Educational Facilities Revenue Bonds, Valparaiso University Project, Series 2014	5.000	10/01/39	1,639,867
2,790,000	(b)	Indiana Finance Authority, Educational Facilities Revenue Bonds, Victory College Prep Project, Series 2021A	4.500	12/01/55	2,274,423
10,325,000		Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, First Lien Green Series 2016A	5.000	10/01/41	10,479,756

18	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		INDIANA (continued)
$4,880,000		Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, First Lien Green Series 2016A	5.000%	10/01/46	$4,927,635
1,000,000		Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Refunding Forward Delivery Series 2024A - BAM Insured	5.000	10/01/40	1,079,337
1,000,000		Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Refunding Forward Delivery Series 2024A - BAM Insured	5.000	10/01/41	1,068,032
1,000,000		Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Refunding Forward Delivery Series 2024A - BAM Insured	5.000	10/01/42	1,060,548
1,000,000		Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Refunding Forward Delivery Series 2024A - BAM Insured	5.000	10/01/43	1,055,503
5,215,000		Indianapolis Local Public Improvement Bond Bank, Indiana, Airport Authority Project Revenue Bonds, Refunding Series 2015I, (AMT)	5.000	01/01/32	5,219,023
3,385,000		Indianapolis Local Public Improvement Bond Bank, Indiana, Revenue Bonds, Convention Center Hotel Senior Series 2023E	5.750	03/01/43	3,570,035
8,495,000		Indianapolis Local Public Improvement Bond Bank, Indiana, Revenue Bonds, Convention Center Hotel Senior Series 2023E	6.000	03/01/53	8,963,922
1,815,000		Indianapolis Local Public Improvement Bond Bank, Indiana, Revenue Bonds, Convention Center Hotel Senior Series 2023E	6.125	03/01/57	1,918,489
3,080,000		Indianapolis Local Public Improvement Bond Bank, Indiana, Revenue Bonds, Convention Center Hotel Subordinate Series 2023F-1 - BAM Insured	5.000	03/01/53	3,178,877
3,225,000		Indianapolis Local Public Improvement Bond Bank, Indiana, Revenue Bonds, Convention Center Hotel Subordinate Series 2023F-1 - BAM Insured	5.000	03/01/58	3,302,112
3,000,000		Indianapolis Local Public Improvement Bond Bank, Indiana, Revenue Bonds, Convention Center Hotel Subordinate Series 2023F-1 - BAM Insured	5.250	03/01/67	3,116,926
8,435,000		Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products North America Inc. Project, Series 2015, (AMT), (Mandatory Put 6/10/31)	4.400	11/01/45	8,582,641

		TOTAL INDIANA			78,415,795

		IOWA - 1.1%
2,000,000		Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Alcoa Inc. Project, Series 2012	4.750	08/01/42	2,001,587
6,230,000	(g)	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Refunding Series 2022, (Pre-refunded 12/01/32), (Mandatory Put 12/01/32)	4.000	12/01/50	6,608,068
25,575,000	(g)	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Refunding Series 2022, (Pre-refunded 12/01/32), (Mandatory Put 12/01/42)	5.000	12/01/50	28,859,825
200,000		Iowa Finance Authority, Revenue Bonds, Lifespace Communities, Inc., Series 2024A	5.000	05/15/39	204,513
245,000		Iowa Finance Authority, Revenue Bonds, Lifespace Communities, Inc., Series 2024A	5.000	05/15/44	244,073
1,500,000		Iowa Finance Authority, Revenue Bonds, Lifespace Communities, Inc., Series 2024A	5.000	05/15/49	1,456,783
2,600,000		Iowa Finance Authority, Revenue Bonds, Lifespace Communities, Inc., Series 2024A	5.125	05/15/59	2,526,350

		TOTAL IOWA			41,901,199

		KANSAS - 0.1%
1,500,000		Hutchinson, Kansas, Hospital Facilities Revenue Bonds, Hutchinson Regional Medical Center, Inc., Series 2016	5.000	12/01/36	1,359,911
1,320,000		Hutchinson, Kansas, Hospital Facilities Revenue Bonds, Hutchinson Regional Medical Center, Inc., Series 2016	5.000	12/01/41	1,106,301
1,250,000		Wichita, Kansas, Health Care Facilities Revenue Bonds, Presbyterian Manors, Series 2024VIII	5.750	05/15/45	1,252,088

		TOTAL KANSAS			3,718,300

See Notes To Financial Statements	19

Portfolio of Investments March 31, 2025 (continued)

All-American

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		KENTUCKY - 1.2%
$6,675,000		Carroll County, Kentucky, Environmental Facilities Revenue Bonds, Kentucky Utilities Company Project, Refunding Series 2006B, (AMT)	2.125%	10/01/34	$5,230,811
2,545,000		Kentucky Bond Development Corporation, Transient Room Tax Revenue Bonds, Lexington Center Corporation Project, Series 2018A	5.000	09/01/43	2,588,624
2,600,000		Kentucky Bond Development Corporation, Transient Room Tax Revenue Bonds, Lexington Center Corporation Project, Series 2018A	5.000	09/01/48	2,624,871
6,565,000		Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2017A - AGM Insured	5.000	12/01/45	6,641,260
8,500,000		Kentucky Economic Development Finance Authority, Revenue Bonds, CommonSpirit Health, Series 2019A-2	5.000	08/01/44	8,583,236
2,450,000		Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A	5.000	07/01/26	2,459,300
2,100,000		Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A	5.000	07/01/33	2,104,522
5,655,000		Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A	5.000	07/01/37	5,662,870
3,885,000		Louisville/Jefferson County Metro Government, Kentucky, Health System Revenue Bonds, Norton Healthcare Inc, Series 2016A	5.000	10/01/30	3,960,638
1,850,000		Louisville/Jefferson County Metro Government, Kentucky, Health System Revenue Bonds, Norton Healthcare Inc, Series 2016A	5.000	10/01/31	1,885,273
5,415,000		Louisville/Jefferson County Metro Government, Kentucky, Health System Revenue Bonds, Norton Healthcare, Inc., Series 2020A - BAM Insured	3.000	10/01/43	4,430,211

		TOTAL KENTUCKY			46,171,616

		LOUISIANA - 1.3%
21,025,000	(b)	Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, (AMT)	6.500	07/01/36	21,032,563
1,600,000	(b)	Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Lake Charles Charter Academy Foundation Project, Refunding Series 2024A	5.000	12/15/34	1,622,490
1,350,000		Louisiana Publics Facilities Authority, Louisiana, Revenue Bonds, I-10 Calcasieu River Bridge Public-Private Partnership Project, Senior Lien Series 2024, (AMT)	5.500	09/01/54	1,402,648
7,985,000		Louisiana Publics Facilities Authority, Louisiana, Revenue Bonds, I-10 Calcasieu River Bridge Public-Private Partnership Project, Senior Lien Series 2024, (AMT)	5.500	09/01/59	8,260,284
6,030,000		Louisiana Publics Facilities Authority, Louisiana, Revenue Bonds, I-10 Calcasieu River Bridge Public-Private Partnership Project, Senior Lien Series 2024, (AMT)	5.750	09/01/64	6,349,822
7,010,000		Louisiana Publics Facilities Authority, Louisiana, Revenue Bonds, I-10 Calcasieu River Bridge Public-Private Partnership Project, Senior Lien Series 2024, (AMT)	5.000	09/01/66	6,871,402
1,100,000	(b)	Plaquemines Port, Louisiana, Harbor and Terminal District Facilities Revenue Bonds NOLA Terminal LLC Project Dock and Wharf Series 2024A	9.000	12/01/44	1,076,901
500,000	(b)	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P. Project, Series 2010	6.350	07/01/40	543,301
2,930,000	(b)	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P. Project, Series 2011, (Mandatory Put 6/01/25)	5.850	08/01/41	2,937,811
1,650,000		Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation Project, Refunding Series 2017A-3, (Mandatory Put 7/01/26)	2.200	06/01/37	1,624,768

		TOTAL LOUISIANA			51,721,990

20	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MAINE - 0.3%
$725,000	(b)	Maine Finance Authority, Solid Waste Disposal Revenue Bonds, Casella Waste Systems, Inc. Project, Series 2024, (AMT), (Mandatory Put 6/01/35)	4.625%	12/01/47	$731,903
4,690,000		Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2016A	5.000	07/01/46	4,317,704
4,970,000		Maine Health and Higher Educational Facilities Authority, Revenue Bonds, MaineHealth Issue, Series 2020A	4.000	07/01/45	4,563,607
1,420,000		Maine State Housing Authority, Single Family Mortgage Purchase Bonds, Social Series 2021C	2.300	11/15/46	915,752

		TOTAL MAINE			10,528,966

		MARYLAND - 1.0%
10,000,000		Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017	5.000	09/01/39	9,873,637
665,000	(b)	Frederick County, Maryland, Tax Increment and Special Tax Limited Obligation Bonds, Jefferson Technology Park Project, Refunding Series 2020B	4.625	07/01/43	633,180
1,000,000	(b)	Maryland Economic Development Corporation, Port Facilities Revenue Bonds, Core Natural Resources Inc. Project, Refunding Series 2025, (Mandatory Put 3/27/35)	5.000	07/01/48	1,011,035
17,255,000		Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical Systems, Series 2025A	5.250	07/01/52	18,028,749
8,500,000		Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health Issue, Series 2015	5.000	08/15/42	8,502,524

		TOTAL MARYLAND			38,049,125

		MASSACHUSETTS - 1.9%
3,613,640	(b),(c)	Massachusetts Development Finance Agency, Health Care Facility Revenue Bonds, Adventcare Project, Series 2007A	6.750	10/15/37	36
1,000,000		Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Green Bonds, Series 2015D	5.000	07/01/44	988,533
1,200,000		Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Series 2016E	5.000	07/01/35	1,208,229
5,590,000		Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Series 2016E	5.000	07/01/37	5,620,877
5,000,000		Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Series 2023G	5.250	07/01/52	5,127,554
4,425,000		Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center, Green Series 2017F	4.000	07/01/47	3,861,866
5,285,000		Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue, Series 2018J-2	5.000	07/01/37	5,447,961
5,000,000		Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue, Series 2018J-2	5.000	07/01/38	5,141,010
5,000,000		Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue, Series 2018J-2	5.000	07/01/43	5,071,350
1,500,000		Massachusetts Development Finance Agency, Revenue Bonds, Emmanuel College, Series 2016A	5.000	10/01/43	1,433,271
16,140,000		Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Issue Series 2025N-1	5.250	07/01/50	16,826,631
4,785,000		Massachusetts Development Finance Agency, Revenue Bonds, Wellforce Issue, Series 2019A	5.000	07/01/39	4,764,746
4,500,000		Massachusetts Port Authority, Revenue Bonds, Series 2021E, (AMT)	5.000	07/01/46	4,602,544
13,320,000		Massachusetts Port Authority, Revenue Bonds, Series 2021E, (AMT)	5.000	07/01/51	13,554,026

		TOTAL MASSACHUSETTS			73,648,634

See Notes To Financial Statements	21

Portfolio of Investments March 31, 2025 (continued)

All-American

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MICHIGAN - 0.8%
$4,035,000		Detroit Downtown Development Authority, Michigan, Tax Increment Revenue Bonds, Catalyst Development Project, Refunding Series 2024	5.000%	07/01/48	$4,137,304
3,900,000		Gerald R. Ford International Airport Authority, Kent County, Michigan, Revenue Bonds, Limited Tax General Obligation Series 2021, (AMT)	5.000	01/01/46	3,970,033
3,250,000		Great Lakes Water Authority, Michigan, Sewer Disposal System Revenue Bonds, Senior Lien Series 2023C	5.250	07/01/53	3,469,678
3,105,000		Great Lakes Water Authority, Michigan, Water Supply Revenue Bonds, Senior Lien Series 2023B	5.250	07/01/48	3,325,976
5,250,000		Great Lakes Water Authority, Michigan, Water Supply Revenue Bonds, Senior Lien Series 2023B	5.250	07/01/53	5,604,864
1,430,000		Michigan Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Refunding Series 2016	4.000	11/15/46	1,255,288
1,115,000	(h)	Michigan Housing Development Authority, Single Family Mortgage Revenue Bonds, Social Series 2024A, (UB)	4.100	12/01/39	1,096,183
2,725,000	(h)	Michigan Housing Development Authority, Single Family Mortgage Revenue Bonds, Social Series 2024A, (UB)	4.500	12/01/44	2,682,581
1,250,000		Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Chandler Park Academy Project, Series 2008	6.500	11/01/35	1,250,446
1,550,000		Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Series 2023B - AGM Insured, (AMT)	5.000	12/01/33	1,666,257
1,690,000		Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Series 2023B - AGM Insured, (AMT)	5.500	12/01/41	1,831,886
1,365,000		Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Series 2023B - AGM Insured, (AMT)	5.500	12/01/43	1,468,804

		TOTAL MICHIGAN			31,759,300

		MINNESOTA - 1.3%
310,000		Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint Croix Preparatory Academy, Refunding Series 2016A	4.000	08/01/41	274,126
150,000		City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds, DaVinci Academy Project, Series 2016A	5.000	07/01/36	143,438
270,000		City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds, DaVinci Academy Project, Series 2016A	5.000	07/01/47	239,038
2,805,000	(b)	Dakota County Community Development Agency, Minnesota, Senior Housing Revenue Bonds, Walker Highview Hills LLC Project, Refunding Series 2016A	5.000	08/01/46	2,692,215
3,000,000		Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2018A	4.250	02/15/48	2,699,577
3,295,000		Forest Lake, Minnesota Charter School Lease Revenue Bonds, North Lakes Academy, Refunding Series 2021A	5.000	07/01/41	3,035,832
11,160,000		Forest Lake, Minnesota Charter School Lease Revenue Bonds, North Lakes Academy, Refunding Series 2021A	5.000	07/01/56	9,571,129
11,605,000		Minnesota Agricultural and Economic Development Board, Health Care Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2024A	5.250	01/01/54	11,963,275
500,000		Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Nova Classical Academy, Series 2016A	4.125	09/01/47	436,669
16,825,000	(b)	Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds, Gerdau Saint Paul Steel Mill Project, Series 2012- 7, (AMT)	4.500	10/01/37	15,836,652
2,500,000	(g)	St. Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast Inc., Series 2015A, (Pre- refunded 11/15/25)	5.000	11/15/27	2,530,930

22	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MINNESOTA (continued)
$235,000	(g)	St. Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast Inc., Series 2015A, (Pre- refunded 11/15/25)	5.000%	11/15/44	$237,907

		TOTAL MINNESOTA			49,660,788

		MISSISSIPPI - 0.3%
4,500,000	(h)	Warren County, Mississippi, Certificates of Participation, Lease Purchase Jail Project Series 2023, (UB)	6.000	09/01/48	4,978,852
6,200,000	(h)	Warren County, Mississippi, Certificates of Participation, Lease Purchase Jail Project Series 2023, (UB)	6.000	09/01/53	6,780,527

		TOTAL MISSISSIPPI			11,759,379

		MISSOURI - 2.1%
3,185,000		Bi-State Development Agency, Missouri, Bi-State MetroLink District, St Clair County Metrolink Extension Project Bonds, Refunding Series 2006 - AGM Insured	5.250	07/01/27	3,346,131
5,000,000		Kansas City Industrial Development Authority, Missouri, Airport Special Obligation Bonds, Kansas City International Airport Terminal Modernization Project, Series 2019A, (AMT)	5.000	03/01/39	5,113,446
18,000,000		Kansas City Industrial Development Authority, Missouri, Airport Special Obligation Bonds, Kansas City International Airport Terminal Modernization Project, Series 2019B, (AMT)	5.000	03/01/46	18,084,746
1,650,000	(b)	Kansas City Industrial Development Authority, Missouri, Economic Activity Tax Revenue Bonds, Historic Northeast Redevelopment Plan Series 2024A-1	5.000	06/01/54	1,570,397
3,630,000		Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2014F	4.000	11/15/45	3,216,596
2,000,000		Missouri Health and Educational Facilities Authority, Revenue Bonds, Children’s Mercy Hospital, Series 2016	4.000	05/15/39	1,931,024
15,100,000		Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Refunding Series 2015A	4.000	01/01/35	14,985,001
2,500,000		Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, Convention Center, Expansion & Improvement Projects Series 2020 - AGM Insured	5.000	10/01/40	2,591,344
8,025,000		Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, Convention Center, Expansion & Improvement Projects Series 2020 - AGM Insured	5.000	10/01/45	8,157,016
5,000,000		Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, Convention Center, Series 2010A - AGC Insured	0.000	07/15/31	3,905,267
7,000,000		Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, Convention Center, Series 2010A - AGC Insured	0.000	07/15/32	5,220,123
6,250,000		Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, Convention Center, Series 2010A - AGC Insured	0.000	07/15/33	4,439,193
7,000,000		Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, Convention Center, Series 2010A - AGC Insured	0.000	07/15/34	4,729,165
6,000,000		Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, Convention Center, Series 2010A - AGC Insured	0.000	07/15/35	3,846,770
2,000,000		Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, Convention Center, Series 2010A - AGC Insured	0.000	07/15/36	1,215,895
1,288,000		Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Fashion Square Redevelopment Project, Series 2008A	6.300	08/22/26	270,480
1,267,000		Saint Louis, Missouri, Tax Increment Financing Revenue Notes, Marquette Building Redevelopment Project, Series 2008-A	6.500	01/23/28	443,450

		TOTAL MISSOURI			83,066,044

		MONTANA - 0.2%
4,385,000		Forsyth, Rosebud County, Montana, Pollution Control Revenue Refunding Bonds, Northwestern Corporation Colstrip Project, Series 2023	3.875	07/01/28	4,438,777
1,910,000		Montana Facility Finance Authority, Healthcare Facility Revenue Bonds, Kalispell Regional Medical Center, Series 2018B	5.000	07/01/43	1,929,778

		TOTAL MONTANA			6,368,555

See Notes To Financial Statements	23

Portfolio of Investments March 31, 2025 (continued)

All-American

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		NEBRASKA - 0.8%
$7,500,000		Central Plains Energy Project, Nebraska, Gas Project Revenue Bonds, Project 5, Series 2022-1, (Mandatory Put 10/01/29)	5.000%	05/01/53	$7,815,018
6,500,000	(h)	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Social Series 2024C, (UB)	4.550	09/01/44	6,423,180
17,500,000	(h)	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Social Series 2024C, (UB)	4.800	09/01/54	17,418,376

		TOTAL NEBRASKA			31,656,574

		NEVADA - 0.1%
1,150,000		Carson City, Nevada, Hospital Revenue Bonds, Carson Tahoe Regional Healthcare Project, Series 2017A	5.000	09/01/47	1,154,687
4,384,055	(b),(c)	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra Holdings LLC, Green Series 2019, (AMT)	5.750	02/15/38	17,975
3,900,000	(b)	Director of Nevada State Department of Business and Industry, Revenue Bonds, Brightline West Passenger Rail Project, Series 2025A, (AMT), (Mandatory Put 1/01/33)	9.500	01/01/65	3,887,335

		TOTAL NEVADA			5,059,997

		NEW HAMPSHIRE - 0.4%
4,414,417		National Finance Authority, New Hampshire, Municipal Certificates Social Series 2023-2 Class A	3.875	01/20/38	4,173,438
12,000,000	(b)	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Covenant Health Group Series 2023	4.000	07/01/37	10,742,155

		TOTAL NEW HAMPSHIRE			14,915,593

		NEW JERSEY - 1.4%
9,090,000	(g)	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2016AAA, (Pre-refunded 12/15/26)	5.500	06/15/29	9,505,752
5,000,000		New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2019LLL	5.000	06/15/49	5,069,281
2,255,000		New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 2000A & 2000B, (AMT)	5.625	11/15/30	2,257,849
1,000,000		New Jersey Educational Facilities Authority, Revenue Bonds, Higher Education Capital Improvement Fund Series 2023A	5.000	09/01/37	1,083,175
1,825,000		New Jersey Educational Facilities Authority, Revenue Bonds, Higher Education Capital Improvement Fund Series 2023A	5.000	09/01/39	1,954,075
2,000,000		New Jersey Educational Facilities Authority, Revenue Bonds, Higher Education Capital Improvement Fund Series 2023A	5.000	09/01/41	2,114,427
1,200,000		New Jersey Educational Facilities Authority, Revenue Bonds, Higher Education Capital Improvement Fund Series 2023A	5.000	09/01/42	1,262,845
1,265,000		New Jersey Educational Facilities Authority, Revenue Bonds, Higher Education Capital Improvement Fund Series 2023A	5.000	09/01/43	1,326,591
1,250,000		New Jersey Health Care Facilities Authority, Revenue Bonds, Atlanticare Health System Obligated Group Issue, Series 2021 - BAM Insured	3.000	07/01/38	1,122,912
4,110,000		New Jersey Health Care Facilities Authority, Revenue Bonds, Atlanticare Health System Obligated Group Issue, Series 2021 - BAM Insured	3.000	07/01/41	3,523,110
15,300,000		New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2009A	0.000	12/15/39	8,064,596
4,500,000		New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2015AA	5.250	06/15/41	4,504,221
5,500,000		New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019BB	5.000	06/15/44	5,582,612
4,000,000	(g)	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019BB, (Pre-refunded 12/15/28)	5.000	06/15/50	4,312,628
3,175,000		New Jersey Turnpike Authority, Revenue Bonds, Series 2005A - AGM Insured	5.250	01/01/26	3,232,414

		TOTAL NEW JERSEY			54,916,488

		NEW MEXICO - 0.0%
990,000		New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2021C	2.350	07/01/51	604,213

		TOTAL NEW MEXICO			604,213

24	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		NEW YORK - 14.2%
$1,835,000		Babylon Local Development Corporation II, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2023A	6.400%	02/01/43	$1,857,032
2,710,000		Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Catholic Health System, Inc. Project, Series 2015	5.250	07/01/35	2,671,801
250,000		Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Charter School for Applied Technologies, Series 2017A	5.000	06/01/35	253,838
1,790,000	(b)	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter School, Series 2020A-1	5.250	06/01/40	1,727,244
4,800,000	(b)	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter School, Series 2020A-1	5.500	06/01/55	4,370,718
1,300,000	(b)	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter School, Series 2020C-1	5.000	06/01/40	1,221,495
3,035,000	(b)	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter School, Series 2020C-1	5.000	06/01/55	2,556,648
8,145,000		Dormitory Authority of the State of New York, Revenue Bonds, Icahn School of Medicine at Mount Sinai, Refunding Series 2015A	5.000	07/01/40	8,144,589
100,000	(b)	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017	5.000	12/01/34	97,762
300,000	(b)	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017	5.000	12/01/36	288,150
1,520,000		Dormitory Authority of the State of New York, Revenue Bonds, White Plains Hospital, Series 2024	5.250	10/01/49	1,551,011
5,000,000		Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2018A	5.000	03/15/40	5,181,923
7,395,000		Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2017A Group C	5.000	03/15/41	7,518,161
23,820,000	(h)	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2024A, (UB)	5.000	03/15/55	24,718,988
7,885,000		Dutchess County Local Development Corporation, New York, Revenue Bonds, Health Quest Systems, Inc. Project, Series 2016B	4.000	07/01/41	7,256,222
405,000		Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Refunding Series 2020B	4.760	02/01/27	401,758
1,255,000		Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Refunding Series 2020B	5.570	02/01/41	1,187,843
1,365,000		Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2017A	6.240	02/01/47	1,362,611
1,000,000		Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2020A	5.530	02/01/40	950,359
455,000		Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2021A	4.050	02/01/31	427,782
885,000		Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2021A	4.450	02/01/41	730,065
1,560,000		Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2021A	4.600	02/01/51	1,198,225
6,500,000		Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2016B	5.000	09/01/41	6,625,517
10,000,000		Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2020C-1	4.750	11/15/45	10,035,858
11,000,000	(h)	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2020C-1, (UB)	5.250	11/15/55	11,234,261
7,040,000		Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Refunding Series 2024B	4.000	11/15/43	6,419,775

See Notes To Financial Statements	25

Portfolio of Investments March 31, 2025 (continued)

All-American

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		NEW YORK (continued)
$2,550,000		Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Refunding Series 2024B	4.000%	11/15/44	$2,315,675
5,500,000		Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Refunding Series 2025A	5.000	11/15/44	5,688,081
2,000,000		New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Sustainable Development Series 2024A-1	4.550	11/01/44	1,983,408
2,350,000	(h)	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Sustainable Development Series 2024A-1, (UB)	4.750	11/01/54	2,344,225
3,040,000	(h)	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Sustainable Development Series 2024B-1-A, (UB)	4.650	11/01/49	3,002,407
1,585,000	(h)	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Sustainable Development Series 2024B-1-A, (UB)	4.750	11/01/54	1,586,324
750,000	(b)	New York City Housing Development Corporation, New York, Multi-Family Mortgage Revenue Bonds, 8 Spruce Street, Class F Series 2024	5.250	12/15/31	763,912
655,000		New York City Housing Development Corporation, New York, Multi-Family Mortgage Revenue Bonds, 8 Spruce Street, Taxable Class E Series 2024	4.375	12/15/31	664,082
3,000,000	(c)	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007	2.300	10/01/37	1,920,000
1,000,000	(c)	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007	2.350	10/01/46	640,000
10,085,000		New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal 2019 Subseries S-1	5.000	07/15/43	10,254,316
6,110,000		New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2015S-2	5.000	07/15/40	6,132,898
15,685,000		New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2018 Series A-3	5.000	08/01/41	16,060,193
2,950,000		New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal Series 2023F-1	5.250	02/01/40	3,209,428
7,540,000		New York City, New York, General Obligation Bonds, Fiscal 2021 Series C	5.000	08/01/43	7,809,551
6,700,000		New York City, New York, General Obligation Bonds, Fiscal 2022 Series D-1	5.250	05/01/42	7,160,883
1,455,000		New York City, New York, General Obligation Bonds, Fiscal 2024 Series A	5.000	08/01/41	1,554,294
2,570,000		New York City, New York, General Obligation Bonds, Fiscal 2024 Series A	5.000	08/01/42	2,726,192
1,250,000		New York City, New York, General Obligation Bonds, Fiscal 2024 Series A	5.000	08/01/43	1,318,487
9,895,000		New York City, New York, General Obligation Bonds, Fiscal 2024 Series A	5.000	08/01/44	10,386,900
3,650,000		New York City, New York, General Obligation Bonds, Fiscal 2024 Series A	5.000	08/01/45	3,814,310
4,590,000	(h)	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Social Series 258, (UB)	4.450	10/01/44	4,489,498
5,505,000	(h)	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Social Series 258, (UB)	4.600	10/01/49	5,410,215
4,675,000	(h)	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Social Series 258, (UB)	4.650	10/01/54	4,600,928
1,000,000		New York State Power Authority, Green Transmission Project Revenue Bonds, Green Series 2023A - AGM Insured	5.250	11/15/40	1,113,461
1,000,000		New York State Power Authority, Green Transmission Project Revenue Bonds, Green Series 2023A - AGM Insured	5.250	11/15/41	1,105,108
500,000		New York State Power Authority, Green Transmission Project Revenue Bonds, Green Series 2023A - AGM Insured	5.250	11/15/42	549,314
16,000,000		New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Bidding Group 1 Series 2022A	5.000	03/15/41	17,072,227

26	See Notes To Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	NEW YORK (continued)
$5,615,000	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Bidding Group 1 Series 2022A	5.000%	03/15/42	$5,949,273
10,450,000	New York State Urban Development Corporation, State Sales Tax Revenue Bonds, Empire Bidding Group 4 Series 2023A	5.000	03/15/42	11,149,968
9,570,000	New York State Urban Development Corporation, State Sales Tax Revenue Bonds, Empire Bidding Group 4 Series 2023A	5.000	03/15/44	10,109,517
1,375,000	New York Transportation Development Corporation, New York, Facility Revenue Bonds, Thruway Service Areas Project, Series 2021, (AMT)	4.000	10/31/41	1,218,764
8,120,000	New York Transportation Development Corporation, New York, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A - AGM Insured, (AMT)	4.000	07/01/36	7,951,071
25,925,000	New York Transportation Development Corporation, New York, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, (AMT)	5.000	07/01/41	25,928,440
3,210,000	New York Transportation Development Corporation, New York, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, (AMT)	5.000	07/01/46	3,190,908
8,045,000	New York Transportation Development Corporation, New York, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, (AMT)	5.250	01/01/50	8,044,724
2,870,000	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Series 2020, (AMT)	5.250	08/01/31	2,973,130
9,275,000	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Series 2020, (AMT)	5.375	08/01/36	9,574,040
9,765,000	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, John F Kennedy International Airport New Terminal 1 Project, Green Series 2024, (AMT)	5.250	06/30/49	9,988,592
11,690,000	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, John F Kennedy International Airport New Terminal 1 Project, Green Series 2024, (AMT)	5.500	06/30/54	12,091,575
2,000,000	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, New Terminal 1 John F Kennedy International Airport Project, Green Series 2023, (AMT)	5.500	06/30/38	2,136,575
780,000	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, New Terminal 1 John F Kennedy International Airport Project, Green Series 2023 - AGM Insured, (AMT)	5.500	06/30/42	826,811
16,725,000	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, New Terminal 1 John F Kennedy International Airport Project, Green Series 2023 - AGM Insured, (AMT)	5.000	06/30/49	16,832,614
3,220,000	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, New Terminal 1 John F Kennedy International Airport Project, Green Series 2023, (AMT)	6.000	06/30/54	3,425,155
8,115,000	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, New Terminal 1 John F Kennedy International Airport Project, Green Series 2023 - AGM Insured, (AMT)	5.125	06/30/60	8,165,999
12,640,000	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, New Terminal 1 John F Kennedy International Airport Project, Green Series 2023, (AMT)	5.375	06/30/60	12,860,011
1,100,000	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport Project, Series 2020C	4.000	12/01/41	1,024,057
10,000,000	New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2018, (AMT)	5.000	01/01/32	10,245,636
14,690,000	New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2020, (AMT)	5.000	10/01/35	15,129,225

See Notes To Financial Statements	27

Portfolio of Investments March 31, 2025 (continued)

All-American

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		NEW YORK (continued)
$4,000,000		New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2020, (AMT)	5.000%	10/01/40	$4,069,200
6,200,000		New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2023, (AMT)	6.000	04/01/35	6,814,066
10,965,000		New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2023, (AMT)	5.625	04/01/40	11,519,898
1,750,000		Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Forty Second Series 2023, (AMT)	5.000	12/01/36	1,847,946
2,000,000		Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Forty Second Series 2023, (AMT)	5.000	12/01/38	2,088,923
6,505,000		Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Forty Second Series 2023, (AMT)	5.000	12/01/40	6,766,930
1,625,000		Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Thirty-Eighth Series 2023, (AMT)	5.000	07/15/40	1,687,724
7,500,000		Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax Bonds, MTA Bridges and Tunnels, Refunding Senior Lien Green Climate Bond Certified Series 2023C	5.000	11/15/37	8,208,368
2,140,000		Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax Bonds, MTA Bridges and Tunnels, Refunding Senior Lien Green Climate Bond Certified Series 2023C	5.250	11/15/39	2,370,378
7,340,000		Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax Bonds, MTA Bridges and Tunnels, Refunding Senior Lien Green Climate Bond Certified Series 2023C	5.250	11/15/40	8,104,366
10,000,000		Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax Bonds, MTA Bridges and Tunnels, Refunding Senior Lien Green Climate Bond Certified Series 2023C	5.000	11/15/41	10,755,181
6,465,000		Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax Bonds, MTA Bridges and Tunnels, Refunding Senior Lien Green Climate Bond Certified Series 2023C	5.250	11/15/42	7,031,651
2,050,000		Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax Bonds, MTA Bridges and Tunnels, Refunding Senior Lien Green Climate Bond Certified Series 2023C	5.000	11/15/43	2,173,187
2,140,000		Triborough Bridge and Tunnel Authority, New York, Real Estate Transfer Tax Revenue Bonds, MTA Bridges and Tunnels, TBTA Capital Lockbox Fund, Series 2025A	5.000	12/01/46	2,229,679
4,750,000		Triborough Bridge and Tunnel Authority, New York, Real Estate Transfer Tax Revenue Bonds, MTA Bridges and Tunnels, TBTA Capital Lockbox Fund, Series 2025A	5.250	12/01/47	5,036,905
8,165,000		Triborough Bridge and Tunnel Authority, New York, Real Estate Transfer Tax Revenue Bonds, MTA Bridges and Tunnels, TBTA Capital Lockbox Fund, Series 2025A	5.250	12/01/48	8,656,436
6,335,000		Triborough Bridge and Tunnel Authority, New York, Real Estate Transfer Tax Revenue Bonds, MTA Bridges and Tunnels, TBTA Capital Lockbox Fund, Series 2025A	5.000	12/01/50	6,572,701
19,250,000		Triborough Bridge and Tunnel Authority, New York, Real Estate Transfer Tax Revenue Bonds, MTA Bridges and Tunnels, TBTA Capital Lockbox Fund, Series 2025A	5.250	12/01/54	20,332,652
2,370,000	(h)	Triborough Bridge and Tunnel Authority, New York, Real Estate Transfer Tax Revenue Bonds, MTA Bridges and Tunnels, TBTA Capital Lockbox Fund, Series 2025A, (UB)	5.250	12/01/54	2,503,293
15,440,000		Triborough Bridge and Tunnel Authority, New York, Real Estate Transfer Tax Revenue Bonds, MTA Bridges and Tunnels, TBTA Capital Lockbox Fund, Series 2025A	5.500	12/01/59	16,602,592
5,000,000		TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006	5.000	06/01/45	4,617,054
1,760,000		Westchester County Local Development Corporation, New York, Revenue Bonds, Westchester Medical Center Obligated Group Project, Series 2023	6.250	11/01/52	1,927,400

		TOTAL NEW YORK			556,398,568

28	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		NORTH CAROLINA - 0.0%
$1,000,000		North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds, The Forest at Duke, Inc., Series 2021	4.000%	09/01/46	$851,855

		TOTAL NORTH CAROLINA			851,855

		NORTH DAKOTA - 0.4%
10,770,000	(h)	North Dakota Housing Finance Agency, Home Mortgage Finance Program Bonds, Social Series 2024A, (UB)	4.550	07/01/44	10,677,066
4,000,000		North Dakota Housing Finance Agency, Home Mortgage Program Revenue Bonds, Social Series 2024D	4.500	07/01/44	3,937,682

		TOTAL NORTH DAKOTA			14,614,748

		OHIO - 1.2%
5,195,000		Allen County, Ohio, Hospital Facilities Revenue Bonds, Bon Secours Mercy Health, Inc., Series 2020A	4.000	12/01/40	4,968,272
15,000,000		Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Capital Appreciation Series 2020B-3 Class 2	0.000	06/01/57	1,494,351
1,860,000		Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2	5.000	06/01/55	1,641,827
3,770,000		Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2016	5.000	11/15/45	3,708,160
2,625,000	(e)	Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2025A	5.500	08/01/41	2,798,021
1,500,000	(e)	Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2025A	5.500	08/01/42	1,585,929
1,475,000	(e)	Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2025A	5.500	08/01/51	1,526,465
3,350,000		Montgomery County, Ohio, Health Care Facilities Revenue Bonds, Solvita Project Refunding and Improvement Series 2024	5.250	09/01/54	3,395,653
5,000,000	(b)	Ohio Air Quality Development Authority, Ohio, Exempt Facilities Revenue Bonds, AMG Vanadium Project, Series 2019, (AMT)	5.000	07/01/49	4,546,542
6,205,000		Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009D	3.375	08/01/29	6,081,395
990,000	(h)	Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Social Series 2024A, (UB)	4.350	09/01/44	960,547
2,075,000	(h)	Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Social Series 2024A, (UB)	4.650	09/01/54	2,032,676
3,750,000		Ohio State, Private Activity Bonds, Portsmouth Gateway Group, LLC - Borrower, Portsmouth Bypass Project, Series 2015 - AGM Insured, (AMT)	5.000	12/31/39	3,759,177
8,585,000		Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2009A	4.750	06/01/33	8,924,525

		TOTAL OHIO			47,423,540

		OKLAHOMA - 1.2%
1,470,000		Oklahoma City Airport Trust, Oklahoma, Revenue Bonds, Junior Lien Thirty-Third Series 2018, (AMT)	5.000	07/01/47	1,472,528
8,550,000		Oklahoma County, Oklahoma, Finance Authority, Educational Facilities Lease Revenue Bonds, Choctaw-Nicoma Park Public Schools Project, Series 2023	5.000	09/01/41	8,946,034
14,195,000		Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B	5.500	08/15/52	14,398,822
12,200,000		Oklahoma State Turnpike Authority, Turnpike System Revenue Bonds, Second Senior Series 2025A	5.250	01/01/50	13,113,566
9,650,000		Oklahoma State Turnpike Authority, Turnpike System Revenue Bonds, Second Senior Series 2025A	5.500	01/01/54	10,518,999

		TOTAL OKLAHOMA			48,449,949

See Notes To Financial Statements	29

Portfolio of Investments March 31, 2025 (continued)

All-American

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		OREGON - 0.2%
$2,910,000		Astoria Hospital Facilities Authority, Oregon, Hospital Revenue Bonds, Columbia Memorial Hospital Project, Series 2024	5.250%	08/01/54	$2,978,841
175,000		Oregon Housing and Community Services Department, Multifamily Housing Revenue Bonds, Refunding Series 2010A, (AMT)	5.150	07/01/42	177,497
4,100,000	(b)	Port of Morrow, Morrow County Oregon, Full Faith and Credit Obligations, Series 2024A	5.150	10/01/26	4,103,583

		TOTAL OREGON			7,259,921

		PENNSYLVANIA - 4.8%
315,000		Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2012, (AMT)	5.750	08/01/42	315,272
1,000,000		Allegheny County Airport Authority, Pennsylvania, Airport Revenue Bonds, Pittsburgh International Airport, Series 2023A - AGM Insured, (AMT)	5.250	01/01/36	1,085,844
1,000,000		Allegheny County Airport Authority, Pennsylvania, Airport Revenue Bonds, Pittsburgh International Airport, Series 2023A - AGM Insured, (AMT)	5.250	01/01/37	1,079,842
1,000,000		Allegheny County Airport Authority, Pennsylvania, Airport Revenue Bonds, Pittsburgh International Airport, Series 2023A - AGM Insured, (AMT)	5.250	01/01/38	1,073,496
1,250,000		Allegheny County Airport Authority, Pennsylvania, Airport Revenue Bonds, Pittsburgh International Airport, Series 2023A - AGM Insured, (AMT)	5.250	01/01/40	1,325,916
2,000,000		Allegheny County Airport Authority, Pennsylvania, Airport Revenue Bonds, Pittsburgh International Airport, Series 2023A - AGM Insured, (AMT)	5.500	01/01/41	2,152,924
2,155,000		Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, University of Pittsburgh Medical Center, Series 2019A	4.000	07/15/37	2,123,750
10,665,000		Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, (Mandatory Put 7/01/33)	4.750	01/01/35	11,028,783
8,775,000		Bucks County Industrial Development Authority, Pennsylvania, Hospital Revenue Bonds, Saint Luke’s University Health Network Project, Series 2021 - AGM Insured	3.000	08/15/53	6,446,104
4,860,000		Central Bradford Progress Authority, Pennsylvania, Revenue Bonds, Guthrie Health, Series 2021B - BAM Insured	3.000	12/01/44	3,958,804
6,300,000		Central Bradford Progress Authority, Pennsylvania, Revenue Bonds, Guthrie Health, Series 2021B - BAM Insured	4.000	12/01/51	5,862,528
520,000		Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social Ministries Project, Series 2015	5.000	01/01/38	520,079
9,000,000		Geisinger Authority, Montour County, Pennsylvania, Health System Revenue Bonds, Geisinger Health System, Series 2017A-2	5.000	02/15/39	9,132,443
1,200,000		Lancaster Municipal Authority, Pennsylvania, Healthcare Facilities Revenue Bonds, Garden Spot Village Project Series 2024A	5.000	05/01/44	1,239,015
4,000,000		Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2018A	4.000	09/01/36	3,919,740
5,445,000		Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2018A	5.000	09/01/43	5,534,882
2,000,000		Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2019	4.000	09/01/37	1,941,871
8,750,000		Northampton County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Saint Luke’s University Health Network Project, Series 2016A	4.000	08/15/34	8,602,795
2,410,000	(b),(c),(d)	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2020A-1	10.000	12/01/40	241

30	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		PENNSYLVANIA (continued)
$2,410,000	(b),(c),(d)	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2020A-2, (AMT)	10.000%	12/01/40	$241
1,650,000		Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, National Gypsum Company, Refunding Series 2014, (AMT)	5.500	11/01/44	1,655,679
1,000,000		Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, PPL Energy Supply, LLC Project, Refunding Series 2009C, (Mandatory Put 6/01/27)	5.250	12/01/37	1,008,141
5,000,000		Pennsylvania Economic Development Financing Authority, Pennsylvania, Private Activity Revenue Bonds, The PennDOT Major Bridges Package One Project, Series 2022, (AMT)	5.500	06/30/40	5,294,044
3,750,000		Pennsylvania Economic Development Financing Authority, Private Activity Revenue Bonds, Pennsylvania Rapid Bridge Replacement Project, Series 2015, (AMT)	5.000	12/31/38	3,771,328
4,000,000		Pennsylvania Economic Development Financing Authority, Revenue Bonds, University of Pittsburgh Medical Center, Series 2017A	4.000	11/15/42	3,755,145
3,865,000		Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, LaSalle University, Series 2012	5.000	05/01/37	3,089,851
7,130,000	(h),(i)	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Social Series 2023-143A, (UB)	5.450	04/01/51	7,230,867
6,780,000	(h)	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Social Series 2024-144A, (UB)	4.450	10/01/44	6,623,073
2,730,000	(h)	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Social Series 2024-144A, (UB)	4.600	10/01/49	2,684,932
1,310,000	(h)	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Social Series 2024-144A, (UB)	4.650	10/01/51	1,289,306
4,545,000	(h)	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Social Series 2024-145A, (UB)	4.750	10/01/49	4,512,879
4,545,000	(h)	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Social Series 2024-145A, (UB)	4.800	10/01/51	4,510,965
7,405,000		Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2015A-1	5.000	12/01/45	7,431,085
140,000		Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2022B	5.250	12/01/41	152,421
1,490,000		Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2022B	5.250	12/01/42	1,608,928
15,000,000		Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2009C - AGM Insured	6.250	06/01/33	15,480,407
25,430,000		Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2017B-1	5.000	06/01/42	25,791,022
1,500,000		Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2021A	3.000	12/01/42	1,217,608
2,500,000		Philadelphia Authority for Industrial Development, Pennsylvania, City Service Agreement Revenue Bonds, Series 2018	5.000	05/01/36	2,589,472
2,250,000		Philadelphia Authority for Industrial Development, Pennsylvania, City Service Agreement Revenue Bonds, Series 2018	5.000	05/01/37	2,325,139
1,000,000		Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, La Salle University, Series 2017	4.000	05/01/42	656,919
2,230,000	(b)	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Mariana Bracetti Academy Project, Series 2020A	5.375	06/15/50	2,080,725
2,000,000		Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series of 2017	5.000	07/01/29	2,041,256
7,450,000		Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series of 2017	5.000	07/01/30	7,587,956
1,000,000		Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series of 2017	5.000	07/01/31	1,016,606
3,315,000		Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series 2017B, (AMT)	5.000	07/01/33	3,385,650

See Notes To Financial Statements	31

Portfolio of Investments March 31, 2025 (continued)

All-American

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		PENNSYLVANIA (continued)
$2,595,000		The Hospitals and Higher Education Facilities Authority of Philadelphia, Pennsylvania, Hospital Revenue Bonds Temple University Health System Obligated Group Series of 2017	5.000%	07/01/33	$2,627,988

		TOTAL PENNSYLVANIA			188,763,962

		PUERTO RICO - 1.9%
2,000,000	(b)	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2021B	4.000	07/01/42	1,797,154
7,164,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	4.550	07/01/40	7,098,707
118,500,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	0.000	07/01/51	28,772,523
15,339,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	5.000	07/01/58	15,129,382
1,000,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured Cofina Project Series 2019A-2A	4.550	07/01/40	990,886
4,000,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2	4.784	07/01/58	3,813,598
14,500,000		Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1	4.000	07/01/37	13,721,048
5,000,000		Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1	4.000	07/01/41	4,578,123

		TOTAL PUERTO RICO			75,901,421

		SOUTH CAROLINA - 0.3%
1,485,000		South Carolina Jobs-Economic Development Authority, Health Care Facilities Revenue Bonds, Novant Health Group, Series 2024A	5.500	11/01/48	1,618,474
1,660,000		South Carolina Jobs-Economic Development Authority, Health Care Facilities Revenue Bonds, Novant Health Group, Series 2024A	5.500	11/01/49	1,808,255
3,650,000		South Carolina Jobs-Economic Development Authority, Health Care Facilities Revenue Bonds, Novant Health Group, Series 2024A	5.500	11/01/50	3,955,563
1,400,000		South Carolina Jobs-Economic Development Authority, Health Care Facilities Revenue Bonds, Novant Health Group, Series 2024A	5.500	11/01/54	1,494,648
2,500,000		South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, McLeod Health Projects, Refunding & Improvement Series 2018	5.000	11/01/43	2,532,343

		TOTAL SOUTH CAROLINA			11,409,283

		SOUTH DAKOTA - 0.0%
910,000		South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2015	5.000	11/01/45	912,814

		TOTAL SOUTH DAKOTA			912,814

		TENNESSEE - 2.4%
2,500,000		Bristol Industrial Development Board, Tennessee, Tax Increment Revenue Bonds, Pinnacle Project, Series 2016	5.625	06/01/35	2,263,648
4,000,000		Chattanooga Health, Educational and Housing Facility Board, Tennessee, Health System Revenue Bonds, Erlanger Health Series 2024	5.250	12/01/49	4,187,064
510,000		DeKalb Utility District, DeKalb County, Tennessee, Waterworks Revenue Bonds, Refunding Series 2017	3.500	04/01/42	421,437
4,200,000		Greeneville Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds, Ballad Health, Series 2018A	5.000	07/01/36	4,315,752
4,815,000		Hendersonville Industrial Development Board, Tennessee, Multifamily Housing Revenue Bonds, Hickory Pointe Project, Series 2010	4.875	12/01/25	4,868,683
145,000	(g)	Jackson, Tennessee, Hospital Revenue Bonds, Jackson-Madison County General Hospital Project, Series 2018A, (Pre-refunded 10/01/28)	5.000	04/01/41	154,758
2,740,000		Jackson, Tennessee, Hospital Revenue Bonds, Jackson-Madison County General Hospital Project, Series 2018A	5.000	04/01/41	2,778,828

32	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TENNESSEE (continued)
$1,035,000	(g)	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Refunding and Improvement Bonds, Johnson City Medical Center, Series 1998C - NPFG Insured, (ETM)	5.125%	07/01/25	$1,045,056
9,570,000	(g)	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Refunding and Improvement Bonds, Johnson City Medical Center, Series 1998C - NPFG Insured, (ETM)	5.250	07/01/28	9,882,476
2,000,000		Knox County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc., Series 2017	4.000	04/01/36	1,809,756
310,000		Knox County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc., Series 2017	5.000	04/01/36	311,279
2,955,000		Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Covenant Health, Refunding Series 2016A	5.000	01/01/36	3,007,679
5,000,000		Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Covenant Health, Refunding Series 2016A	5.000	01/01/42	5,048,454
130,000	(c)	Memphis/Shelby County Economic Development Growth Engine Industrial Development Board, Tennessee, Tax Increment Revenue Bonds, Graceland Project, Senior Series 2017A	4.750	07/01/27	117,410
2,930,000		Metropolitan Government of Nashville and Davidson County Sports Authority, Tennessee, Revenue Bonds, Stadium Project, Subordinate Senior Series 2023A - AGM Insured	5.000	07/01/38	3,191,115
2,500,000		Metropolitan Government of Nashville and Davidson County Sports Authority, Tennessee, Revenue Bonds, Stadium Project, Subordinate Senior Series 2023A - AGM Insured	5.000	07/01/39	2,707,613
4,000,000		Metropolitan Government of Nashville and Davidson County Sports Authority, Tennessee, Revenue Bonds, Stadium Project, Subordinate Senior Series 2023A - AGM Insured	5.000	07/01/42	4,244,144
1,320,000		Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Belmont University, Series 2023	5.000	05/01/42	1,380,930
2,000,000		Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Belmont University, Series 2023	5.000	05/01/43	2,085,241
515,000	(b)	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Rocketship Education Project, Series 2017E	5.375	06/01/52	495,280
3,965,000		Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2016A	5.000	07/01/40	3,980,739
385,000		Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2017A	5.000	07/01/48	387,649
10,805,000		Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University, Series 2023A	5.000	07/01/28	11,461,544
11,625,000		Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University, Series 2023A	5.000	07/01/33	12,928,641
490,000		Metropolitan Nashville Airport Authority, Tennessee, Special Facility Revenue Bonds, Aero Nashville LLC Project, Refunding Series 2010	5.200	07/01/26	490,947
460,000	(b)	Nashville Metropolitan Development and Housing Agency, Tennessee, Tax increment Bonds, Fifth & Broadway Development Project, Series 2018	4.500	06/01/28	463,133
570,000	(b)	Nashville Metropolitan Development and Housing Agency, Tennessee, Tax increment Bonds, Fifth & Broadway Development Project, Series 2018	5.125	06/01/36	575,712
2,100,000		The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B	5.625	09/01/26	2,156,125
5,090,000		The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C	5.000	02/01/27	5,178,145

See Notes To Financial Statements	33

Portfolio of Investments March 31, 2025 (continued)

All-American

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TENNESSEE (continued)
$500,000		West Knox Utility District of Knox County, Tennessee, Water and Sewer Revenue Bonds, Refunding & Improvement Series 2016	5.000%	06/01/41	$500,117

		TOTAL TENNESSEE			92,439,355

		TEXAS - 4.3%
400,000	(b)	Buda, Texas, Special Assessment Revenue Bonds, Persimmon Public improvement District Improvement Area 1 Project, Series 2025	6.000	09/01/55	389,346
1,700,000	(b)	Buda, Texas, Special Assessment Revenue Bonds, Persimmon Public improvement District Major Improvement Area Project, Series 2025	6.625	09/01/45	1,676,758
3,600,000		Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2020E	5.000	01/01/45	3,711,774
8,275,000		Chambers County Justice Center Public Facilities Corporation, Texas, Lease Revenue Bonds, Series 2024	5.500	06/01/49	8,772,165
10,275,000		Chambers County Justice Center Public Facilities Corporation, Texas, Lease Revenue Bonds, Series 2024	5.500	06/01/55	10,829,925
5,500,000		Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2014A	4.250	12/01/34	5,406,476
9,700,000		Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2015A	5.000	12/01/50	9,398,436
300,000	(b)	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Valor Education Foundation, Series 2024A	5.750	06/15/44	294,998
230,000		Dallas Fort Worth International Airport, Texas, Joint Revenue Bonds Refunding Series 2023C, (AMT)	5.000	11/01/27	239,550
2,645,000		Dallas, Texas, General Obligation Bonds, Refunding and Improvement Series 2023A	5.000	02/15/42	2,803,894
1,000,000	(b)	Denton County, Texas, Special Assessment Revenue Bonds, Green Meadows Public Improvement District Major Improvement Area Project, Series 2025	5.875	12/31/45	981,218
700,000	(b)	Denton County, Texas, Special Assessment Revenue Bonds, Green Meadows Public Improvement District, Improvement Area 1 Project, Series 2025	5.625	12/31/55	690,844
2,970,000		Elgin, Bastrop and Travis Counties, Texas, Certificates of Participation, Combination Tax Tax Increment Reinvestment Zone 1, Subordinate Lien Series 2021A - BAM Insured	4.000	07/15/40	2,795,512
2,000,000		Fort Bend County Industrial Development Corporation, Texas, Revenue Bonds, NRG Energy Inc. Project, Series 2012B	4.750	11/01/42	1,965,603
795,000		Galveston, Texas, Wharves and Terminal First Lien Revenue Bonds, Series 2023, (AMT)	5.250	08/01/33	853,842
1,185,000		Galveston, Texas, Wharves and Terminal First Lien Revenue Bonds, Series 2023, (AMT)	5.000	08/01/35	1,232,351
1,000,000		Galveston, Texas, Wharves and Terminal First Lien Revenue Bonds, Series 2023, (AMT)	5.250	08/01/37	1,054,905
795,000		Galveston, Texas, Wharves and Terminal First Lien Revenue Bonds, Series 2023, (AMT)	5.250	08/01/38	836,678
10,000,000		Greater Texas Cultural Educational Facilities Finance Corporation, Texas, Revenue Bonds, Biomedical Research Institute Series 2024A	5.250	06/01/54	10,140,467
8,585,000		Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Refunding Bonds, Young Men’s Christian Association of the Greater Houston Area, Series 2013A	5.000	06/01/33	8,363,988
4,750,000		Harris County Industrial Development Corporation, Texas, Revenue Bonds, Energy Transfer LP Project, Marine Terminal Refunding Series 2023, (Mandatory Put 6/01/33)	4.050	11/01/50	4,739,731
2,500,000		Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate Lien Series 2023A - AGM Insured, (AMT)	5.250	07/01/39	2,672,055
2,255,000		Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc. Terminal Improvements Project, Series 2024B, (AMT)	5.500	07/15/36	2,379,339
1,340,000		Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc. Terminal Improvements Project, Series 2024B, (AMT)	5.500	07/15/37	1,408,504

34	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TEXAS (continued)
$1,150,000		Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc. Terminal Improvements Project, Series 2024B, (AMT)	5.500%	07/15/38	$1,205,206
1,220,000		Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc. Terminal Improvements Project, Series 2024B, (AMT)	5.500	07/15/39	1,276,114
2,560,000		Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Facilities Department, Refunding Series 2014	5.000	09/01/32	2,563,404
335,000		Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Facilities Department, Refunding Series 2014	5.000	09/01/34	335,406
1,360,000		Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson Memorial Hospital Project, Series 2015	5.000	08/15/30	1,365,854
1,280,000		Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson Memorial Hospital Project, Series 2015	5.000	08/15/35	1,284,414
10,000,000	(h)	Lamar Consolidated Independent School District, Fort Bend County, Texas, General Obligation Bonds, Schoolhouse Series 2023, (UB)	4.250	02/15/53	9,601,182
3,300,000		Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds, Southwest Airlines Company - Love Field Modernization Program Project, Series 2012, (AMT)	5.000	11/01/28	3,300,695
665,000		New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Legacy at Willow Bend Project, Series 2016	5.000	11/01/46	541,124
805,000		New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Legacy at Willow Bend Project, Series 2016	5.000	11/01/51	633,468
570,000		New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Legacy Midtown Park Project, Series 2018A	5.500	07/01/54	418,347
760,000		New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Wesleyan Homes, Inc. Project, Series 2014	5.500	01/01/43	719,786
6,625,000		New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation - College Station I LLC - Texas A&M University Project, Series 2014A - AGM Insured	4.100	04/01/34	6,406,459
10,000,000	(c)	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, NCCD - College Station Properties LLC - Texas A&M University Project, Series 2015A	5.000	07/01/47	9,591,854
10,880,000	(g)	North Texas Tollway Authority, Special Projects System Revenue Bonds, Convertible Capital Appreciation Series 2011C, (Pre- refunded 9/01/31)	6.750	09/01/45	13,015,956
1,000,000	(b)	Port Beaumont Navigation District, Jefferson County, Texas, Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project, Series 2024A, (AMT)	5.125	01/01/44	1,006,685
555,000	(b)	Princeton, Texas, Special Assessment Revenue Bonds, Winchester Crossing Public Improvement District 3 Project, Series 2024	5.125	09/01/44	529,886
535,000		Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue Bonds, Series 2014A	5.000	02/01/29	533,694
1,805,000		Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue Bonds, Series 2014A	5.000	02/01/34	1,754,834
385,000		Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue Bonds, Series 2014A	5.125	02/01/39	369,506
645,000		SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply Revenue Bonds, Series 2007	5.500	08/01/27	670,967
3,000,000		Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Texas Health Resources System, Series 2016A	5.000	02/15/41	3,032,423

See Notes To Financial Statements	35

Portfolio of Investments March 31, 2025 (continued)

All-American

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TEXAS (continued)
$1,750,000		Texas Private Activity Bond Surface Transpiration Corporation, Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC Refunding Series 2023, (AMT)	5.375%	06/30/37	$1,851,529
1,360,000		Texas Private Activity Bond Surface Transpiration Corporation, Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC Refunding Series 2023, (AMT)	5.375	06/30/39	1,429,278
1,000,000		Texas Private Activity Bond Surface Transpiration Corporation, Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC Refunding Series 2023, (AMT)	5.500	06/30/40	1,054,500
580,000		Texas Private Activity Bond Surface Transpiration Corporation, Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC Refunding Series 2023, (AMT)	5.500	06/30/43	605,374
1,680,000		Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Refunding Series 2020A	4.000	12/31/37	1,613,109
1,750,000		Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Refunding Series 2020A	4.000	06/30/38	1,674,623
1,300,000		Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Refunding Series 2020A	4.000	06/30/39	1,233,257
1,500,000		Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Refunding Series 2020A	4.000	12/31/39	1,414,097
3,690,000		Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Refunding Series 2020A	4.000	06/30/40	3,468,963
5,000,000		Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC Segments 3C Project, Series 2019, (AMT)	5.000	06/30/58	4,963,425
5,000,000		Waco, Texas, Certificates of Obligation, Combination Tax & Revenue Series 2024A	5.000	02/01/49	5,242,301

		TOTAL TEXAS			168,346,079

		UTAH - 1.3%
500,000	(b)	Arrowhead Springs Public Infrastructure District, Utah, Special Assessment Bonds, Arrowhead Springs Assessment Area, Series 2025	5.625	12/01/54	500,701
740,000	(b)	Black Desert Public Infrastructure District, Washington County, Utah, Special Assessment Bonds, Black Desert Assessment Area 1, Series 2024	5.625	12/01/53	742,257
500,000	(b)	MIDA Mountain Village Public Infrastructure District, Utah, Subordinate Tax Allocation Revenue Bonds, Series 2024-1	5.125	06/15/54	475,808
1,000,000	(b)	MIDA Mountain Village Public Infrastructure District, Utah, Subordinate Tax Allocation Revenue Bonds, Series 2024-2	5.500	06/15/39	1,021,120
3,500,000		Military Installation Development Authority, Utah, Tax Allocation Revenue Bonds Series 2021A-2	4.000	06/01/41	3,124,599
2,600,000	(b)	Red Bridge Public Infrastructure District 1, Utah, Limited Tax General Obligation Bonds, Series 2021A	4.375	02/01/51	1,885,468
19,115,000		Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2017A, (AMT)	5.000	07/01/42	19,238,852
13,165,000		Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2018A, (AMT)	5.000	07/01/37	13,471,103
1,700,000		Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2023A, (AMT)	5.250	07/01/41	1,798,097
1,750,000	(h)	Utah Housing Corporation, Single Family Mortgage Bonds, Series 2024C, (UB)	4.450	01/01/44	1,711,019
3,470,000	(h)	Utah Housing Corporation, Single Family Mortgage Bonds, Series 2024C, (UB)	4.650	01/01/49	3,417,969
660,000	(h)	Utah Housing Corporation, Single Family Mortgage Bonds, Series 2024C, (UB)	4.700	01/01/54	659,449
1,000,000	(b)	Wakara Ridge Public Infrastructure District, Utah, Special Assessment Bonds, Wakara Ridge Assessment Area, Series 2025	5.625	12/01/54	1,005,308

		TOTAL UTAH			49,051,750

36	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		VIRGIN ISLANDS - 0.0%
$1,100,000	(b)	Virgin Islands Public Finance Authority, Revenue Bonds, Frenchman’s Reef Hotel Development Hotel Occupancy Series 2024A	6.000%	04/01/53	$1,129,002

		TOTAL VIRGIN ISLANDS			1,129,002

		VIRGINIA - 1.7%
6,000,000		Roanoke Economic Development Authority, Virginia, Hospital Revenue Bonds, Carilion Clinic Obligated Group, Series 2020D, (Mandatory Put 7/01/30)	5.000	07/01/53	6,430,446
4,010,000		Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds, Series 2007B1	5.000	06/01/47	3,668,331
5,000,000		Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century College & Equipment Programs, Series 2022A	5.000	02/01/40	5,356,700
10,000,000	(h)	Virginia Housing Development Authority, Rental Housing Bonds, Series 2024A, (UB)	4.450	09/01/44	9,799,674
4,325,000	(h)	Virginia Housing Development Authority, Rental Housing Bonds, Series 2024A, (UB)	4.600	09/01/49	4,300,306
8,500,000	(h)	Virginia Housing Development Authority, Rental Housing Bonds, Series 2024A, (UB)	4.650	09/01/54	8,517,534
2,070,000		Virginia Port Authority, Commonwealth Port Fund Revenue Bonds, Series 2023A	5.000	07/01/42	2,211,382
2,000,000	(b)	Virginia Small Business Finance Authority, Educational Facilities Revenue Bonds, Provident Resource Group - Rixey Student Housing Project, Series 2019A	5.500	07/01/49	1,688,800
2,180,000		Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform 66 P3 Project, Senior Lien Series 2017, (AMT)	5.000	12/31/47	2,187,203
13,250,000		Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform 66 P3 Project, Senior Lien Series 2017, (AMT)	5.000	12/31/52	13,229,930
4,060,000		Virginia Small Business Financing Authority, Revenue Bonds, National Senior Campuses Inc Obligated Group, Series 2020A	4.000	01/01/40	3,801,594
5,695,000		Virginia Small Business Financing Authority, Revenue Bonds, National Senior Campuses Inc Obligated Group, Series 2020A	4.000	01/01/45	5,111,162

		TOTAL VIRGINIA			66,303,062

		WASHINGTON - 2.6%
5,500,000		King County Public Hospital District 4, Washington, General Obligation Bonds, Snoqualmie Valley Hospital, Refunding Limited Tax Series 2015A	5.000	12/01/38	5,413,780
4,735,000		Port of Seattle, Washington, General Obligation Bonds, Limited Tax Series, Refunding 2024A, (AMT)	5.000	06/01/43	4,917,173
4,795,000		Port of Seattle, Washington, General Obligation Bonds, Limited Tax Series, Refunding 2024A, (AMT)	5.000	06/01/44	4,968,240
5,510,000		Port of Seattle, Washington, General Obligation Bonds, Limited Tax Series, Refunding 2024A, (AMT)	5.000	06/01/45	5,694,087
3,320,000		Port of Seattle, Washington, General Obligation Bonds, Limited Tax Series, Refunding 2024A, (AMT)	5.000	06/01/46	3,431,929
5,590,000		Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2017C, (AMT)	5.000	05/01/30	5,739,545
10,000,000		Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2019, (AMT)	5.000	04/01/37	10,268,988
6,995,000		Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2019, (AMT)	5.000	04/01/38	7,159,190
4,000,000		Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Valley Hospital, Refunding & Improvement Series 2016	5.000	12/01/32	4,031,272
1,120,000		Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Valley Hospital, Refunding & Improvement Series 2016	5.000	12/01/37	1,121,637
3,630,000		Washington Health Care Facilities Authority, Revenue Bonds, CommonSpirit Health, Series 2019A-1	4.000	08/01/44	3,340,220
2,960,000		Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Series 2014D	5.000	10/01/41	2,965,676

See Notes To Financial Statements	37

Portfolio of Investments March 31, 2025 (continued)

All-American

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		WASHINGTON (continued)
$3,090,000		Washington Health Care Facilities Authority, Revenue Bonds, Virginia Mason Medical Center, Series 2017	5.000%	08/15/33	$3,154,469
3,470,000		Washington Health Care Facilities Authority, Revenue Bonds, Virginia Mason Medical Center, Series 2017	5.000	08/15/34	3,534,747
2,695,000		Washington Health Care Facilities Authority, Revenue Bonds, Virginia Mason Medical Center, Series 2017	5.000	08/15/35	2,739,793
1,155,000	(b)	Washington State Housing Finance Commission, Nonprofit Refunding Revenue Bonds, Wesley Homes at Lea Hill Project, Series 2016	5.000	07/01/41	1,006,674
2,000,000	(b)	Washington State Housing Finance Commission, Nonprofit Refunding Revenue Bonds, Wesley Homes at Lea Hill Project, Series 2016	5.000	07/01/46	1,682,325
3,805,000	(b)	Washington State Housing Finance Commission, Nonprofit Refunding Revenue Bonds, Wesley Homes at Lea Hill Project, Series 2016	5.000	07/01/51	3,083,857
2,240,000		Washington State Housing Finance Commission, Revenue Bonds, Riverview Retirement Community, Refunding Series 2012	5.000	01/01/48	2,061,691
14,036,844		Washington State Housing Finance Commission, Social Municipal Certificates Multifamily Revenue Bonds, Series 2023-1 Class A	3.375	04/20/37	12,356,676
4,540,000		Washington State, General Obligation Bonds, Various Purpose Series 2022A	5.000	08/01/44	4,749,577
6,635,000		Washington State, General Obligation Bonds, Various Purpose Series 2023A	5.000	08/01/43	7,008,195

		TOTAL WASHINGTON			100,429,741

		WEST VIRGINIA - 0.2%
550,000	(b)	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Core Natural Resources, INC Project, AMT Series 2025, (AMT), (Mandatory Put 3/27/35)	5.450	01/01/55	563,388
1,500,000		West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Charleston Area Medical Center, Refunding & Improvement Series 2019A	5.000	09/01/31	1,556,044
1,800,000		West Virginia Hospital Finance Authority, Revenue Bonds, West Virginia University Health System, Improvement Series 2023A	5.000	06/01/38	1,925,987
1,000,000		West Virginia Hospital Finance Authority, Revenue Bonds, West Virginia University Health System, Improvement Series 2023A	5.000	06/01/39	1,063,626
1,715,000		West Virginia Hospital Finance Authority, Revenue Bonds, West Virginia University Health System, Improvement Series 2023A	5.000	06/01/41	1,798,508

		TOTAL WEST VIRGINIA			6,907,553

		WISCONSIN - 3.7%
1,745,000	(b)	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Cornerstone Charter Academy, North Carolina, Series 2016A	5.000	02/01/36	1,752,113
815,000	(b)	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Eno River Academy Project, Series 2020A	5.000	06/15/40	809,001
200,000	(b)	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Founders Academy of Las Vegas, Series 2020A	5.000	07/01/55	171,602
2,150,000	(b)	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, North Carolina Charter Educational Foundation Project, Series 2016A	5.000	06/15/46	1,749,032
1,100,000		Public Finance Authority of Wisconsin, Charter School Revenue Bonds, North East Carolina Preparatory School Project, Refunding Series 2024A	5.250	06/15/54	1,090,875
10,952	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/47	318
9,573	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/48	262
9,420	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/49	242

38	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		WISCONSIN (continued)
$9,114	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000%	01/01/50	$216
8,961	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/51	201
11,641	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/52	242
11,488	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/53	226
11,105	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/54	205
10,876	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/55	189
10,646	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/56	175
579,414	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	5.500	07/01/56	426,165
11,795	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/57	183
11,488	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/58	168
11,182	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/59	155
10,952	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/60	142
10,799	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/61	132
10,493	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/62	121
10,263	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/63	112
10,033	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/64	104
9,880	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/65	96
10,646	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/66	96
128,214	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/67	1,046
26,928	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/46	846
26,549	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/47	770

See Notes To Financial Statements	39

Portfolio of Investments March 31, 2025 (continued)

All-American

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		WISCONSIN (continued)
$26,359	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000%	01/01/48	$720
26,169	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/49	671
25,790	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/50	612
28,255	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/51	633
727,382	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	3.750	07/01/51	500,125
28,066	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/52	583
27,687	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/53	544
27,497	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/54	506
27,118	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/55	471
26,738	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/56	441
26,549	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/57	411
26,169	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/58	383
25,980	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/59	360
25,790	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/60	335
25,411	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/61	311
25,221	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/62	291
24,842	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/63	272
24,652	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/64	256
24,463	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/65	238
24,083	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/66	217
313,660	(b),(c)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/67	2,560

40	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		WISCONSIN (continued)
$2,000,000	(b)	Public Finance Authority of Wisconsin, Education Revenue Bonds, Bonnie Cone Classical Academy, Series 2024	5.625%	06/15/54	$1,956,982
5,730,000	(b)	Public Finance Authority of Wisconsin, Education Revenue Bonds, Bonnie Cone Classical Academy, Series 2024	5.625	06/15/59	5,551,953
1,650,000	(b)	Public Finance Authority of Wisconsin, Education Revenue Bonds, Carolina International School, Series 2013A	7.000	08/01/43	1,651,394
700,000	(b)	Public Finance Authority of Wisconsin, Education Revenue Bonds, Pinecrest Academy of Nevada, Sloan Canyon Campus Project, Refunding Series 2024A	4.250	07/15/44	645,252
2,000,000		Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, Cornerstone Charter Academy Series 2024	5.000	02/01/64	1,931,757
3,845,000		Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Refunding Series 2016, (AMT)	4.000	08/01/35	3,676,879
14,000,000	(b)	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017	6.750	12/01/42	14,171,144
5,000,000		Public Finance Authority of Wisconsin, Pollution Control Revenue Bonds, Duke Energy Progress Project, Refunding Series 2022B, (Mandatory Put 10/01/30)	4.000	10/01/46	5,006,299
2,735,000	(b),(c)	Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Gulf Coast Zoo, Series 2018A	6.500	09/01/48	1,641,000
2,750,000		Public Finance Authority of Wisconsin, Revenue Bonds, Sky Harbour LLC Obligated Group Aviation Facilities Project, Series 2021, (AMT)	4.250	07/01/54	2,254,140
1,360,000	(b),(c)	Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland Proton Treatment Center, Series 2018A-1	6.250	01/01/38	612,000
4,065,000	(b),(c)	Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland Proton Treatment Center, Series 2018A-1	6.375	01/01/48	1,829,250
1,000,000	(c)	Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland Proton Treatment Center, Series 2018B-2	0.000	01/01/49	450,000
4,300,000		Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Refunding Series 2016A-2	2.875	05/01/27	4,209,201
10,050,000	(b)	Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake Norman Charter School, Series 2018A	5.000	06/15/38	10,080,757
3,360,000	(b)	Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake Norman Charter School, Series 2018A	5.000	06/15/48	3,288,158
2,900,000		Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake Norman Charter School, Series 2024A	5.000	06/15/64	2,805,437
7,000,000		Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds, Celanese Project, Refunding Series 2016C	4.300	11/01/30	6,955,976
3,525,000	(b)	Public Finance Authority, Wisconsin, Tax Increment Revenue Senior Bonds, World Center Project Series 2024A	5.000	06/01/41	3,586,949
1,465,000	(b)	Public Finance Authority, Wisconsin, Tax Increment Revenue Subordinate Bonds, World Center Project Series 2024B	8.000	06/15/42	1,475,061
6,495,000	(g)	Wisconsin Center District, Dedicated Tax Revenue Bonds, Supported by State Moral Obligation Junior Series 2020D, (Pre- refunded 12/15/30)	0.000	12/15/60	1,616,711
27,005,000		Wisconsin Center District, Dedicated Tax Revenue Bonds, Supported by State Moral Obligation Junior Series 2020D - AGM Insured	0.000	12/15/60	4,193,110
18,000,000		Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc., Series 2012	5.000	06/01/32	18,036,513
7,500,000		Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Children’s Hospital of Wisconsin, Inc., Series 2017	4.000	08/15/42	6,974,118
650,000		Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Dickson Hollow Phase 2 Project, Series 2024	5.450	10/01/39	656,056
1,880,000		Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Dickson Hollow Project. Series 2014	5.250	10/01/39	1,866,107
1,000,000		Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Dickson Hollow Project. Series 2014	5.375	10/01/44	974,480

See Notes To Financial Statements	41

Portfolio of Investments March 31, 2025 (continued)

All-American

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		WISCONSIN (continued)
$3,500,000		Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Dickson Hollow Project. Series 2014	5.500%	10/01/49	$3,390,521
6,000,000		Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Froedtert Health, Inc. Obligated Group, Series 2017A	4.000	04/01/39	5,673,725
5,000,000		Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Marshfield Clinic, Series 2016A	5.000	02/15/46	4,796,210
2,980,000		Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Rogers Memorial Hospital, Inc., Series 2014A	5.000	07/01/34	2,946,469
2,100,000		Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Rogers Memorial Hospital, Inc., Series 2014A	4.350	07/01/36	2,014,684
5,000,000		Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Woodland Hills Senior Housing Project, Series 2014	5.000	12/01/34	4,847,657
4,435,000		Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Woodland Hills Senior Housing Project, Series 2014	5.000	12/01/44	3,902,875
4,225,000		Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Woodland Hills Senior Housing Project, Series 2014	5.250	12/01/49	3,758,230

		TOTAL WISCONSIN			145,943,030

		TOTAL MUNICIPAL BONDS (Cost $3,904,971,427)			3,901,263,129

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		VARIABLE RATE SENIOR LOAN INTERESTS - 0.0%

		CAPITAL GOODS - 0.0%
321,690	(c),(d)	KDC Agribusiness Fairless Hills LLC	12.000	09/15/23	32

		TOTAL CAPITAL GOODS			32

		TOTAL VARIABLE RATE SENIOR LOAN INTERESTS (Cost $321,690)			32

		TOTAL LONG-TERM INVESTMENTS (Cost $3,922,970,867)			3,918,639,751

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SHORT-TERM INVESTMENTS - 2.0%
		MUNICIPAL BONDS - 2.0%

		ALABAMA - 0.7%
26,275,000	(j)	West Jefferson Industrial Development Board, Alabama, Solid Waste Disposal Revenue Bonds, Alabama Power Company Miller Plant Project, Series 2008, (AMT)	3.800	12/01/38	26,275,000

		TOTAL ALABAMA			26,275,000

		CALIFORNIA - 1.3%
50,000,000	(j)	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2023F-2	3.850	07/01/47	50,000,000

		TOTAL CALIFORNIA			50,000,000

		TOTAL MUNICIPAL BONDS (Cost $76,275,000)			76,275,000

		TOTAL SHORT-TERM INVESTMENTS (Cost $76,275,000)			76,275,000

		TOTAL INVESTMENTS - 102.3% (Cost $3,999,245,867)			3,994,914,751

		FLOATING RATE OBLIGATIONS - (4.6)%			(178,160,000)

		OTHER ASSETS & LIABILITIES, NET - 2.3%			89,709,300

		NET ASSETS - 100%			$3,906,464,051

AMT	Alternative Minimum Tax
ETF	Exchange-Traded Fund
ETM	Escrowed to maturity
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.

42	See Notes To Financial Statements

(a)	Affiliated holding
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $428,085,469 or 10.7% of Total Investments.

(c)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(d)	For fair value measurement disclosure purposes, investment classified as Level 3.
(e)	When-issued or delayed delivery security.
(f)	Step-up coupon bond, a bond with a coupon that increases (“steps up”), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(g)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(h)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives and/or inverse floating rate transactions.
(i)	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(j)

Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

See Notes To Financial Statements	43

Portfolio of Investments March 31, 2025

Intermediate Duration

SHARES		DESCRIPTION			VALUE

		LONG-TERM INVESTMENTS - 97.8%
		EXCHANGE-TRADED FUNDS - 0.0%
75,000	(a)	Nuveen Municipal Income ETF			$1,861,777

		TOTAL EXCHANGE-TRADED FUNDS (Cost $1,893,750)			1,861,777

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MORTGAGE-BACKED SECURITIES - 0.5%
$3,494,647	(b),(c)	Federal Home Loan Mortgage Corporation, Multifamily Variable Rate Certificates Guaranteed Structured Pass Through Class A Series 2024ML-023, Series 2024 ML23	4.287%	04/25/42	3,635,512
13,073,142		Federal Home Loan Mortgage Corporation, Notes, Series 2023 23-ML15	4.140	01/25/40	12,980,161
4,627,820		Federal Home Loan Mortgage Corporation, Notes, Series 2022 M068	3.150	10/15/36	4,135,021
4,659,344		Freddie Mac Multi-Family ML Certificates, Series ML 08, Series 2021, Series 2021 21-ML08	1.877	07/25/37	3,770,310
7,915,799		Freddie Mac Multi-Family ML Certificates, Series ML 10, Series 2021, Series 2021 ML10	2.032	01/25/38	6,297,933
4,722,072		Freddie Mac Multi-Family ML Certificates, Series ML 22 Class A-US, Series 2024, Series 2024 ML22	4.268	10/25/40	4,852,805

		TOTAL MORTGAGE-BACKED SECURITIES (Cost $39,285,281)			35,671,742

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MUNICIPAL BONDS - 97.3%
		ALABAMA - 2.5%
1,920,000		Alabama Housing Finance Authority, Collateralized Single Family Mortgage Revenue Bonds, Series 2024B	4.250	10/01/39	1,905,884
3,645,000		Alabama Housing Finance Authority, Collateralized Single Family Mortgage Revenue Bonds, Series 2024B	4.550	10/01/44	3,604,788
1,390,000		Alabama Housing Finance Authority, Collateralized Single Family Mortgage Revenue Bonds, Series 2024C	4.450	10/01/44	1,362,195
4,230,000		Alabama Housing Finance Authority, Collateralized Single Family Mortgage Revenue Bonds, Series 2024D	4.300	10/01/44	4,069,588
7,630,000		Alabama State Port Authority, Docks Facilities Revenue Bonds, Refunding Series 2017A - AGM Insured, (AMT)	5.000	10/01/31	7,769,483
5,080,000		Birmingham-Jefferson Civic Center Authority, Alabama, Special Tax Bonds, Series 2018A	4.000	07/01/37	4,912,920
2,880,000		Birmingham-Jefferson Civic Center Authority, Alabama, Special Tax Bonds, Series 2018B	5.000	07/01/37	2,956,648
3,630,000		Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds, Project 4 Series 2019A-1, (Mandatory Put 12/01/25)	4.000	12/01/49	3,641,530
6,815,000		Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds, Project 8 Series 2022A, (Mandatory Put 12/01/29)	4.000	12/01/52	6,771,823
3,000,000		Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds, Series 2022F, (Mandatory Put 12/01/28)	5.500	11/01/53	3,153,149
11,605,000		Black Belt Energy Gas District, Alabama, Gas Project Revenue Bonds, Prepay BP PLC, Series 2024D, (Mandatory Put 11/01/34)	5.000	03/01/55	12,399,739
4,000,000		Black Belt Energy Gas District, Alabama, Gas Project Revenue Bonds, Series 2023C, (Mandatory Put 6/01/32)	5.500	10/01/54	4,301,448
2,225,000		Black Belt Energy Gas District, Alabama, Gas Project Revenue Bonds, Series 2024C, (Mandatory Put 7/01/31)	5.000	05/01/55	2,351,230
8,285,000		Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds, Series 2022 Sub D-1, (Mandatory Put 6/01/27)	4.000	07/01/52	8,353,216
5,000,000		Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds, Series 2023 Sub B-2, (Mandatory Put 12/01/30)	5.250	12/01/53	5,349,120
1,045,000		Chatom Industrial Development Board, Alabama, Gulf Opportunity Zone Revenue Bonds, PowerSouth Energy Cooperative, Refunding Series 2020 - AGM Insured	5.000	08/01/26	1,068,251

44	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		ALABAMA (continued)
$1,000,000		Chatom Industrial Development Board, Alabama, Gulf Opportunity Zone Revenue Bonds, PowerSouth Energy Cooperative, Refunding Series 2020 - AGM Insured	5.000%	08/01/28	$1,051,644
1,000,000		Chatom Industrial Development Board, Alabama, Gulf Opportunity Zone Revenue Bonds, PowerSouth Energy Cooperative, Refunding Series 2020 - AGM Insured	5.000	08/01/30	1,070,215
5,515,000		Lower Alabama Gas District, Alabama, Goldman Sachs Gas Project 2 Revenue Bonds, Series 2020A, (Mandatory Put 12/01/25)	4.000	12/01/50	5,527,713
2,540,000		Mobile County Industrial Development Authority, Alabama, Solid Waste Disposal Revenue Bonds, AM/NS Calvert LLC Project, Series 2024B, (AMT)	4.750	12/01/54	2,403,909
7,420,000		Mobile Industrial Development Board, Alabama, Pollution Control Revenue Refunding Bonds, Alabama Power Company Barry Plan, Series 2007A, (Mandatory Put 6/26/25)	1.000	06/01/34	7,373,667
2,235,000	(d)	Montgomery Medical Clinic Board, Alabama, Health Care Facility Revenue Bonds, Jackson Hospital & Clinic, Series 2015	5.000	09/01/25	1,402,462
1,725,000	(d)	Montgomery Medical Clinic Board, Alabama, Health Care Facility Revenue Bonds, Jackson Hospital & Clinic, Series 2015	5.000	03/01/26	1,082,438
2,025,000		Selma Industrial Development Board, Alabama, Gulf Opportunity Zone Revenue Bonds, International Paper Company Project, Refunding Series 2019A, (Mandatory Put 10/01/31)	3.450	11/01/33	1,990,506
8,285,000		Selma Industrial Development Board, Alabama, Gulf Opportunity Zone Revenue Bonds, International Paper Company Project, Refunding Series 2020A, (Mandatory Put 6/16/25)	1.375	05/01/34	8,236,040
12,000,000		Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue Bonds, Project 1, Refunding Series 2024A, (Mandatory Put 4/01/32)	5.000	08/01/54	12,711,644
10,000,000		Southeast Energy Authority, Alabama, A Cooperative District Energy Supply Revenue Bonds Series 2024A	5.000	11/01/35	10,327,902
10,000,000		Southeast Energy Authority, Alabama, Commodity Supply Revenue Bonds, Project 2, Series 2021B-1, (Mandatory Put 12/01/31)	4.000	12/01/51	9,917,979
1,820,000		Southeast Energy Authority, Alabama, Commodity Supply Revenue Bonds, Project 3, Fixed Rate Series 2022A-1, (Mandatory Put 12/01/29)	5.500	01/01/53	1,932,314
15,000,000		Southeast Energy Authority, Alabama, Commodity Supply Revenue Bonds, Project 4, Series 2022B-1, (Mandatory Put 8/01/28)	5.000	05/01/53	15,504,294
15,395,000		Southeast Energy Authority, Alabama, Revenue Bonds Cooperative District Energy Supply Series 2024C, (Mandatory Put 11/01/32)	5.000	11/01/55	16,377,301
5,345,000		Southeast Energy Authority, Alabama, Revenue Bonds, Cooperative District Energy Supply Series 2025A, (Mandatory Put 6/01/35)	5.000	01/01/56	5,571,224
3,500,000		Southeast Energy Authority, Alabama, Revenue Bonds, Cooperative District Energy Supply Series 2025B, (Mandatory Put 1/01/33)	5.250	03/01/55	3,675,714
130,000		The Improvement District of the City of Mobile - McGowin Park Project, Alabama, Sales Tax Revenue Bonds, Series 2016A	5.000	08/01/25	130,376
4,250,000	(c)	Tuscaloosa County Industrial Development Authority, Alabama, Gulf Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A	5.250	05/01/44	4,295,127
10,000,000		West Jefferson, Alabama, Industrial Development Board Pollution Control Revenue Bonds, Alabama Power Company, Refunding Series 1998	3.650	06/01/28	10,072,700

		TOTAL ALABAMA			194,626,181

		ALASKA - 0.2%
5,000,000		Alaska Housing Finance Corporation, Collateralized Mortgage Bonds, Veterans Mortgage Program, 2024 First Series	4.000	12/01/41	4,771,462
4,000,000		Alaska Housing Finance Corporation, General Obligation Bonds, State Capital Project II, Series 2024A	5.000	12/01/39	4,253,559
1,900,000		Alaska Housing Finance Corporation, Mortgage Revenue Bonds, General Series 2022A-II	2.350	12/01/39	1,428,474

See Notes To Financial Statements	45

Portfolio of Investments March 31, 2025 (continued)

Intermediate Duration

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		ALASKA (continued)
$1,575,000		Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Senior Series 2021A Class 1	5.000%	06/01/28	$1,641,798

		TOTAL ALASKA			12,095,293

		ARIZONA - 1.2%
1,030,000		Arizona Board of Regents, University of Arizona, SPEED Revenue Bonds, Stimulus Plan for Economic and Educational Development, Series 2020C. Forward Delivery	5.000	08/01/26	1,059,450
3,000,000		Arizona Industrial Development Authority, Single Family Mortgage Revenue Bonds, Series 2024A	4.500	04/01/44	2,953,445
5,705,000	(e)	Arizona State, Certificates of Participation, Refunding Series 2019A, (ETM)	5.000	10/01/26	5,899,108
16,915,000	(e)	Arizona State, Certificates of Participation, Refunding Series 2019A, (ETM)	5.000	10/01/27	17,851,056
2,330,000		Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2007, (AMT), (Mandatory Put 6/15/28)	4.100	12/01/37	2,333,528
2,010,000		Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2019, (AMT), (Mandatory Put 6/01/29)	4.000	06/01/49	2,002,911
22,840,000		Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2022-2, (AMT), (Mandatory Put 9/01/27)	5.000	09/01/52	23,402,522
775,000		Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University, Refunding Series 2020	4.000	05/15/26	783,699
1,000,000		Glendale Union High School District 205, Maricopa County, Arizona, General Obligation Bonds, School Improvement, Project 2024, Series 2024A	5.000	07/01/42	1,070,970
1,875,000		Maricopa County and Phoenix City Industrial Development Authority, Arizona, Single Family Mortgage Revenue Bonds, Series 2024C	4.625	09/01/44	1,862,594
890,000	(c)	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Legacy Traditional Schools Projects, Series 2021A	4.000	07/01/41	786,540
1,950,000	(c)	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Legacy Traditional Schools Projects, Taxable Series 2019B	5.000	07/01/39	1,964,598
460,000		Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Bonds, HonorHealth, Series 2021A	5.000	09/01/27	480,803
2,070,000		Maricopa County Pollution Control Corporation, Arizona, Pollution Control Revenue Bonds, El Paso Electric Company, Refunding Series 2009A	3.600	02/01/40	1,834,669
1,500,000		Maricopa County Unified School District 69 Paradise Valley, Arizona, General Obligation Bonds, School Improvement Project of 2023, Series 2025A	5.000	07/01/30	1,645,667
3,615,000		Northern Arizona University, Revenue Bonds, SPEED - Stimulus Plan Economic Educational Development Fund, Refunding Series 2020B - AGM Insured	5.000	08/01/26	3,724,122
4,220,000		Northern Arizona University, Revenue Bonds, SPEED - Stimulus Plan Economic Educational Development Fund, Refunding Series 2020B - AGM Insured	5.000	08/01/27	4,418,271
3,975,000		Northern Arizona University, Revenue Bonds, SPEED - Stimulus Plan Economic Educational Development Fund, Refunding Series 2020B - AGM Insured	5.000	08/01/28	4,229,367
675,000		Paradise Valley Unified School District No. 69, Maricopa County, Arizona, General Obligation Bonds, School Improvement Project of 2019, Series 2022D	5.000	07/01/37	736,835
1,200,000		Pima County Unified School District 1, Tucson, Arizona, General Obligation Bonds, Project of 2023 School Improvement Series 2024A - AGM Insured	5.000	07/01/36	1,316,794
5,000,000		Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Refunding Series 2015A	4.000	12/01/33	5,008,555
1,235,000		Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007	5.000	12/01/32	1,306,260

46	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		ARIZONA (continued)
$1,120,000		Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007	5.000%	12/01/37	$1,179,830
1,000,000		Tucson, Arizona, Water System Revenue Bonds, Obligations Series 2024	5.000	07/01/41	1,078,462
1,400,000		Tucson, Arizona, Water System Revenue Bonds, Obligations Series 2024	5.000	07/01/42	1,502,816

		TOTAL ARIZONA			90,432,872

		ARKANSAS - 0.8%
3,140,000	(c)	Arkansas Development Finance Authority, Arkansas, Environmental Improvement Revenue Bonds, United States Steel Corporation, Green Series 2022, (AMT)	5.450	09/01/52	3,217,386
1,165,000		Arkansas Development Finance Authority, Arkansas, Environmental Improvement Revenue Bonds, United States Steel Corporation, Green Series 2023, (AMT)	5.700	05/01/53	1,210,746
14,355,000	(c)	Arkansas Development Finance Authority, Industrial Development Revenue Bonds, Big River Steel Project, Series 2019, (AMT)	4.500	09/01/49	13,684,554
1,785,000	(c)	Arkansas Development Finance Authority, Industrial Development Revenue Bonds, Big River Steel Project, Series 2020A, (AMT)	4.750	09/01/49	1,723,024
11,415,000		Arkansas Development Finance Authority, Revenue Bonds, Baptist Memorial Health Care, Refunding Series 2020B-2, (Mandatory Put 9/01/27)	5.000	09/01/44	11,540,362
170,000		Arkansas Development Finance Authority, Single Family Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Series 2024A	4.100	07/01/39	167,756
1,230,000		Arkansas Development Finance Authority, Single Family Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Series 2024A	4.450	07/01/44	1,202,278
3,000,000	(f)	Arkansas Development Finance Authority, Single Family Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Series 2025A	4.600	07/01/45	2,985,768
610,000		Arkansas State University, Student Fee Revenue Bonds, Jonesboro Campus, Refunding Series 2024B	5.000	12/01/37	664,088
620,000		Arkansas State University, Student Fee Revenue Bonds, Jonesboro Campus, Refunding Series 2024B	5.000	12/01/38	672,175
670,000		Arkansas State University, Student Fee Revenue Bonds, Jonesboro Campus, Refunding Series 2024B	5.000	12/01/39	721,826
705,000		Arkansas State University, Student Fee Revenue Bonds, Jonesboro Campus, Refunding Series 2024B	5.000	12/01/40	752,599
2,305,000		Hot Springs School District 6, Garland County, Arkansas, General Obligation Bonds, Refunding Series 2021	2.000	06/01/29	2,100,837
2,500,000		Hot Springs School District 6, Garland County, Arkansas, General Obligation Bonds, Refunding Series 2021	2.000	06/01/30	2,216,430
2,905,000		Hot Springs School District 6, Garland County, Arkansas, General Obligation Bonds, Refunding Series 2021	2.000	06/01/31	2,506,573
325,000		Little Rock, Arkansas, General Obligation Bonds, Capital Improvement Series 2022A	3.875	02/01/43	324,149
1,610,000		Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax Bonds, Series 2014	5.000	07/01/26	1,612,284
1,500,000		Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax Bonds, Series 2014	5.000	07/01/28	1,504,330
1,935,000		Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax Bonds, Series 2014	5.000	07/01/29	1,940,553
1,005,000		Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax Bonds, Series 2014	5.000	07/01/30	1,007,867
4,595,000		Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax Bonds, Series 2014	5.000	07/01/34	4,607,872
855,000		Pulaski County Public Facilities Board, Arkansas, Healthcare Revenue Bonds, Baptist Health, Series 2014	5.000	12/01/25	856,311
715,000		Pulaski County Public Facilities Board, Arkansas, Healthcare Revenue Bonds, Baptist Health, Series 2014	5.000	12/01/27	715,880

See Notes To Financial Statements	47

Portfolio of Investments March 31, 2025 (continued)

Intermediate Duration

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	ARKANSAS (continued)
$1,245,000	University of Arkansas, Fayetteville, Various Facilities Revenue Bonds, Refunding & Improvement Series 2019A	5.000%	11/01/34	$1,314,631
1,260,000	University of Arkansas, Fayetteville, Various Facilities Revenue Bonds, Refunding & Improvement Series 2019A	5.000	11/01/35	1,326,901
1,000,000	University of Arkansas, Various Facilities Revenue Bonds, UAMS Campus, Refunding Series 2025	5.000	09/01/32	1,114,810

	TOTAL ARKANSAS			61,691,990

	CALIFORNIA - 4.5%
5,000,000	California Community Choice Financing Authority, Clean Energy Project Revenue Bonds, Green Series 2023C, (Mandatory Put 10/01/31)	5.250	01/01/54	5,227,158
5,210,000	California Community Choice Financing Authority, Clean Energy Project Revenue Bonds, Green Series 2023F, (Mandatory Put 11/01/30)	5.500	10/01/54	5,613,708
11,020,000	California Community Choice Financing Authority, Clean Energy Project Revenue Bonds, Green Series 2024C, (Mandatory Put 10/01/32)	5.000	08/01/55	11,636,519
9,000,000	California Community Choice Financing Authority, Clean Energy Project Revenue Bonds, Green Series 2024D, (Mandatory Put 9/01/32)	5.000	02/01/55	9,699,303
13,375,000	California Community Choice Financing Authority, Clean Energy Project Revenue Bonds, Green Series 2024G, (Mandatory Put 8/01/32)	5.000	11/01/55	14,013,369
9,660,000	California Community Choice Financing Authority, Clean Energy Project Revenue Bonds, Green Series 2024H, (Mandatory Put 8/01/33)	5.000	01/01/56	10,484,382
1,430,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2020A	5.000	06/01/30	1,513,868
1,310,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2020A	5.000	06/01/32	1,378,026
635,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2020A	5.000	06/01/33	665,852
350,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2020A	4.000	06/01/34	347,861
2,190,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2020A	4.000	06/01/36	2,151,174
3,000,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2020A	4.000	06/01/38	2,904,223
1,580,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2020A	4.000	06/01/40	1,502,109
9,820,000	California Educational Facilities Authority, Revenue Bonds, Stanford University Series 2025V-5, (Mandatory Put 3/01/35)	5.000	03/01/55	11,394,369
1,205,000	California Health Facilities Financing Authority, Revenue Bonds, Children’s Hospital Los Angeles, Series 2017A	5.000	08/15/35	1,213,934
1,345,000	California Health Facilities Financing Authority, Revenue Bonds, Children’s Hospital Los Angeles, Series 2017A	5.000	08/15/36	1,352,537
970,000	California Health Facilities Financing Authority, Revenue Bonds, Providence Saint Joseph Health, Term Rate Series 2019C, (Mandatory Put 10/01/25)	5.000	10/01/39	975,886
17,140,409	California Housing Finance Agency, Municipal Certificate Revenue Bonds, Class A Series 2021-2	3.750	03/25/35	16,772,204
2,813,557	California Housing Finance Agency, Municipal Certificate Revenue Bonds, Class A Series 2021-3	3.250	08/20/36	2,577,231
4,135,000	California Infrastructure and Economic Development Bank, Revenue Bonds, California Academy of Sciences, San Francisco, Series 2024A	3.250	08/01/29	4,133,565

48	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		CALIFORNIA (continued)
$6,300,000		California Infrastructure and Economic Development Bank, Revenue Bonds, J Paul Getty Trust, Refunding Series 2020B-2, (Mandatory Put 10/01/26)	3.000%	10/01/47	$6,310,006
5,950,000		California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien Series 2018A - AGM Insured, (AMT)	3.250	12/31/32	5,537,329
4,000,000		California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien Series 2018A, (AMT)	5.000	12/31/33	4,091,770
5,000,000		California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien Series 2018A, (AMT)	5.000	12/31/34	5,105,488
2,500,000		California Municipal Finance Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2004, (AMT), (Mandatory Put 12/01/25)	4.100	12/01/44	2,499,544
2,590,000	(c)	California Pollution Control Financing Authority Water Furnishing Revenue Bonds (Poseidon Resources (Channelside) LP Desalination Project), Series 2023 (AMT), (AMT)	5.000	07/01/34	2,769,685
2,500,000	(c)	California Pollution Control Financing Authority Water Furnishing Revenue Bonds (Poseidon Resources (Channelside) LP Desalination Project), Series 2023 (AMT), (AMT)	5.000	07/01/35	2,660,147
2,500,000	(c)	California Pollution Control Financing Authority Water Furnishing Revenue Bonds (Poseidon Resources (Channelside) LP Desalination Project), Series 2023 (AMT), (AMT)	5.000	07/01/36	2,647,678
6,055,000		California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Refunding Series 2015A-2, (AMT)	3.625	07/01/27	6,018,379
24,490,000		California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2015A- 1, (AMT)	3.375	07/01/25	24,461,298
12,330,000		California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management, Inc. Project, Refunding Series 2015B-1, (AMT)	3.000	11/01/25	12,269,664
2,120,000		California State, General Obligation Bonds, Various Purpose Series 2024	5.250	08/01/44	2,337,890
5,425,000		California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A	5.250	12/01/29	5,429,104
1,500,000	(c)	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A	5.000	12/01/27	1,524,723
2,695,000	(c)	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A	5.000	12/01/31	2,730,420
4,200,000	(c)	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A	5.000	12/01/36	4,234,224
6,180,000	(c)	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A	5.000	12/01/41	6,200,615
885,000	(c)	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2018A	5.000	12/01/28	920,510
2,530,000	(c)	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2018A	5.000	12/01/33	2,605,324
3,790,000	(c)	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2018A	5.250	12/01/38	3,892,608
1,257	(d),(g)	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005G	5.500	12/31/25	1,257
4,900,000		Central Valley Energy Authority, California, Commodity Supply Revenue Bonds, Series 2025, (Mandatory Put 8/01/35)	5.000	12/01/55	5,307,069
6,000,000	(c)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Escondido Portfolio, Social Senior Lien Series 2021A-1	3.000	06/01/48	4,310,355

See Notes To Financial Statements	49

Portfolio of Investments March 31, 2025 (continued)

Intermediate Duration

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		CALIFORNIA (continued)
$6,605,000	(c)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Monterrey Station Apartments, Senior Lien Series 2021A-1	3.000%	07/01/43	$5,150,878
4,230,000	(c)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Pasadena Portfolio Social Bond, Series 2021A-1	2.650	12/01/46	3,293,811
5,145,000		CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Wood Creek Apartments, Senior Lien Series 2021A-1	3.000	12/01/49	3,460,062
5,000,000		East County Advanced Water Purification Joint Powers Authority, California, Revenue Bonds, Green Interim Notes Subordinate Series 2024A-1	3.125	09/01/26	5,002,770
1,430,000		El Dorado Union High School District, El Dorado County, California, General Obligation Bonds, Series 2020 - AGM Insured	5.000	08/01/33	1,488,894
2,200,000		El Dorado Union High School District, El Dorado County, California, General Obligation Bonds, Series 2020 - AGM Insured	5.000	08/01/34	2,286,736
7,715,000		Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-2	0.000	06/01/66	830,846
4,125,000		Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2022A-1	5.000	06/01/51	4,176,018
1,300,000		Grant Joint Union High School District, Sacramento County, California, General Obligation Bonds, Capital Appreciation Election 2006 Series 2008 - AGM Insured	0.000	08/01/26	1,246,786
1,000,000		Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills Improvement Area A & C, Series 2014C	5.000	09/01/30	1,001,153
1,015,000		Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills Improvement Area A & C, Series 2014C	5.000	09/01/32	1,016,044
465,000		Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills Improvement Area A & C, Series 2014C	5.000	09/01/34	465,391
2,015,000		Las Virgenes Unified School District, Los Angeles County, California, General Obligation Bonds, 2006 Election, Series 2009B	0.000	08/01/27	1,880,107
1,000,000		Los Angeles Community College District, California, General Obligation Bonds, 2016 Election Series 2024E	5.000	08/01/30	1,117,574
5,000,000		Los Angeles County Metropolitan Transportation Authority, California, Measure R Sales Tax Revenue Bonds, Refunding Senior Series 2024A	5.000	06/01/30	5,571,136
1,220,000		Los Angeles County Metropolitan Transportation Authority, California, Measure R Sales Tax Revenue Bonds, Refunding Senior Series 2024A	5.000	06/01/31	1,379,101
7,415,000		Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2022A, (AMT)	5.000	05/15/26	7,551,401
2,340,000		Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds, Refunding Series 2024A	5.000	07/01/26	2,409,248
5,000,000		Los Angeles, California, General Obligation Bonds, Tax & Revenue Anticipation Notes, Series 2024	5.000	06/26/25	5,022,570
400,000		Menifee Union School District Public Financing Authority, California, Special Tax Revenue Bonds, Series 2016A - BAM Insured	5.000	09/01/29	403,237
5,440,000		Mount San Antonio Community College District, Los Angeles County, California, General Obligation Bonds, Election of 2008, Series 2013A	5.875	08/01/28	5,897,281
9,635,000		M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009A	6.125	11/01/29	10,218,785
7,670,000		M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009C	6.125	11/01/29	8,134,300

50	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		CALIFORNIA (continued)
$2,280,000		Orange County Local Transportation Authority, California, Measure M2 Sales Tax Revenue Bonds, Refunding Limited Tax, Series 2025	5.000%	02/15/35	$2,691,548
8,040,000		Palomar Pomerado Health, California, General Obligation Bonds, Convertible Capital Appreciation, Election 2004 Series 2010A	6.750	08/01/40	8,521,725
2,005,000	(f)	Peralta Community College District, Alameda County, California, General Obligation, Refunding Series 2025	5.000	08/01/36	2,276,313
5,355,000		Poway Unified School District, San Diego County, California, General Obligation Bonds, School Facilities Improvement District 2007-1, Series 2011A	0.000	08/01/34	3,824,115
2,115,000		Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project Area, Series 2011B	0.000	10/01/34	1,448,614
2,000,000		Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project Area, Series 2011B	0.000	10/01/36	1,246,512
5,000,000		San Francisco Airport Commission, California, Revenue Bonds, San Francisco International Airport, Refunding Second Series 2023A, (AMT)	5.000	05/01/27	5,170,288
3,000,000		San Francisco Airport Commission, California, Revenue Bonds, San Francisco International Airport, Refunding Second Series 2024A, (AMT)	5.000	05/01/29	3,166,514
4,020,000		Union Sanitary District Financing Authority, Alameda County, California, Revenue Bonds, Interim Notes Series 2025A	5.000	03/15/30	4,463,469
3,000,000		Victor Valley Union High School District, San Bernardino County, California, General Obligation Bonds, 20008 Election Series 2009A - AGC Insured	5.750	08/01/31	3,115,005
1,415,000		Washington Township Health Care District, California, Revenue Bonds, Refunding Series 2015A	5.000	07/01/25	1,418,626
1,450,000		Washington Township Health Care District, California, Revenue Bonds, Refunding Series 2015A	3.250	07/01/27	1,436,024
1,435,000		Washington Township Health Care District, California, Revenue Bonds, Refunding Series 2015A	3.500	07/01/28	1,413,640
1,355,000		Washington Township Health Care District, California, Revenue Bonds, Refunding Series 2015A	3.750	07/01/29	1,335,628
2,500,000		West Contra Costa Unified School District, Contra Costa County, California, General Obligation Bonds, Series 2008B	6.000	08/01/25	2,525,284

		TOTAL CALIFORNIA			342,479,799

		COLORADO - 2.7%
2,955,000		Aerotropolis Regional Transportation Authority, Colorado, Special Revenue Bonds, Series 2021	4.250	12/01/41	2,687,742
1,600,000	(c)	Aerotropolis Regional Transportation Authority, Colorado, Special Revenue Bonds, Series 2024	5.500	12/01/44	1,631,843
3,015,000		Arapahoe County School District 6, Littleton, Colorado, General Obligation Bonds, Series 2019A	5.500	12/01/32	3,249,301
1,250,000		Arapahoe County School District 6, Littleton, Colorado, General Obligation Bonds, Series 2019A	5.500	12/01/33	1,344,269
7,677,000	(c)	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2017	5.000	12/01/29	7,685,770
1,115,000		Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2020A	4.000	12/01/29	1,077,425
6,460,000		Cherry Creek School District 5, Arapahoe County, Colorado, General Obligation Bonds, Series 2024	5.250	12/15/43	7,080,580
10,000,000		Colorado Bridge Enterprise, Revenue Bonds, Central 70 Project, Senior Series 2017, (AMT)	4.000	06/30/51	8,572,458
505,000	(c)	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Loveland Classical Schools Project, Series 2016	3.750	07/01/26	503,174
1,910,000		Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Regis University Project, Refunding Series 2016	5.000	10/01/25	1,889,962
1,235,000		Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Regis University Project, Refunding Series 2016	5.000	10/01/30	1,107,713
1,715,000		Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Regis University Project, Refunding Series 2016	3.125	10/01/31	1,348,336

See Notes To Financial Statements	51

Portfolio of Investments March 31, 2025 (continued)

Intermediate Duration

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		COLORADO (continued)
$5,000,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, AdventHealth Obligated Group, Series 2019A	5.000%	11/15/37	$5,285,442
2,100,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, AdventHealth Obligated Group, Series 2024A, (Mandatory Put 11/15/29)	5.000	11/15/59	2,253,294
3,235,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2018B, (Mandatory Put 11/20/25)	5.000	11/15/48	3,274,626
4,010,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-2	5.000	08/01/25	4,035,097
4,700,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-2	5.000	08/01/36	4,901,901
10,365,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019B-1, (Mandatory Put 8/01/25)	5.000	08/01/49	10,383,280
33,615,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019B-2, (Mandatory Put 8/01/26)	5.000	08/01/49	34,129,205
2,000,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant Living Communities & Services, Series 2020A	4.000	12/01/40	1,888,668
405,000	(f)	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant Living Communities & Services, Series 2025A	5.125	12/01/45	418,218
14,655,000	(e)	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview Medical Center, Series 2016, (Pre-refunded 9/01/26)	3.125	09/01/42	14,718,625
1,000,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, SCL Health System, Refunding Series 2019A	4.000	01/01/36	993,700
2,755,000		Colorado Housing and Finance Authority, Single Family Mortgage Bonds, Class I Series 2021E	2.125	11/01/42	1,833,167
6,510,000		Colorado Housing and Finance Authority, Single Family Mortgage Bonds, Class I Series 2021H	2.000	05/01/42	4,248,205
10,000,000		Colorado State Education Loan Program, Tax and Revenue Anticipation Notes, Series 2024B	5.000	06/30/25	10,057,122
14,130,000		Dawson Trails Metropolitan District 1, Colorado, In The Town of Castle Rock, Limited Tax General Obligation Capital Appreciation Turbo Bonds, Series 2024	0.000	12/01/31	8,232,610
525,000		Delta County Memorial Hospital District, Colorado, Enterprise Revenue Bonds, Refunding Series 2010	5.500	09/01/25	522,411
1,705,000		Denver City and County, Colorado, Airport System Revenue Bonds, Series 2022D, (AMT)	5.750	11/15/34	1,922,621
830,000		Denver City and County, Colorado, Airport System Revenue Bonds, Series 2022D, (AMT)	5.750	11/15/35	931,366
5,140,000		Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2018A, (AMT)	5.000	12/01/35	5,298,201
1,290,000		Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2023B, (AMT)	5.000	11/15/26	1,321,983
3,590,000		Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2023B, (AMT)	5.000	11/15/27	3,729,155
8,645,000		Denver City and County, Colorado, Special Facilities Airport Revenue Bonds, United Airlines, Inc. Project, Refunding Series 2017, (AMT)	5.000	10/01/32	8,647,038
1,500,000		Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Refunding Senior Lien Series 2016	5.000	12/01/31	1,501,337
500,000		Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Refunding Senior Lien Series 2016	5.000	12/01/32	500,277
645,000		Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Refunding Senior Lien Series 2016	5.000	12/01/33	645,316
3,000,000		Denver School District 1, Colorado, General Obligation Bonds, Series 2025B	5.000	12/01/27	3,175,391
1,730,000	(c)	Denver Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds, 9th and Colorado Urban Redevelopment Area, Series 2018A	5.250	12/01/39	1,706,886

52	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		COLORADO (continued)
$330,000	(c)	Denver Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds, 9th and Colorado Urban Redevelopment Area, Series 2018A	5.250%	12/01/39	$325,591
1,000,000		E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2024A	5.000	09/01/40	1,087,625
5,900,000	(c)	Falcon Area Water and Wastewater Authority (El Paso County, Colorado), Tap Fee Revenue Bonds, Series 2022A	6.750	12/01/34	5,713,446
635,000		Independence Water & Sanitation District, Elbert County, Colorado, Special Revenue Bonds, Refunding and Improvement Series 2024	5.125	12/01/33	633,649
1,040,000	(c)	Peak Metropolitan District 1, Colorado Springs, El Paso County, Colorado, Limited Tax General Obligation Bonds, Series 2021A	4.000	12/01/35	914,336
3,945,000	(h)	Peak Metropolitan District 3, Colorado Springs, El Paso County, Colorado, Limited Tax General Obligation Convertible Capital Appreciation Bonds, Series 2022A-2	0.000	12/01/42	2,643,659
750,000		Rampart Range Metropolitan District 5, Lone Tree, Douglas County, Colorado, Limited Tax Supported and Special Revenue Bonds, Series 2021	4.000	12/01/36	715,029
600,000		Regional Transportation District, Colorado, Private Activity Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A	5.000	01/15/28	622,636
550,000		Regional Transportation District, Colorado, Private Activity Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A	5.000	07/15/28	573,744
750,000		Regional Transportation District, Colorado, Private Activity Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A	5.000	01/15/29	785,886
500,000		Regional Transportation District, Colorado, Private Activity Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A	5.000	07/15/29	526,109
555,000		Regional Transportation District, Colorado, Private Activity Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A	5.000	01/15/30	585,991
445,000		Regional Transportation District, Colorado, Private Activity Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A	5.000	07/15/30	471,446
1,035,000		Regional Transportation District, Colorado, Private Activity Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A	5.000	01/15/31	1,099,787
3,400,000		Regional Transportation District, Colorado, Private Activity Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A	4.000	07/15/40	3,213,900
2,100,000		Riverwalk Metropolitan District 2, Glendale, Arapahoe County, Colorado, Special Revenue Bonds, Series 2022A	4.500	12/01/32	1,941,313
9,095,000		Riverwalk Metropolitan District 2, Glendale, Arapahoe County, Colorado, Special Revenue Bonds, Series 2022A	5.000	12/01/42	8,192,558
1,000,000		Spring Mesa Metropolitan District, Jefferson County, Colorado, General Obligation Bonds, Refunding Series 2015 - AGC Insured	3.750	12/01/44	884,889
600,000		Sterling Ranch Community Authority Board, Douglas County, Colorado, Limited Tax Supported and Special Revenue Bonds, Special District 4, Series 2024A	6.125	12/01/39	616,474
730,000		Transport Metropolitan District 3, In the City of Aurora, Adams County, Colorado, General Obligation Limited Bonds, Series 2021A-1	5.000	12/01/41	622,189
1,025,000		West Globeville Metropolitan District 1, Denver, Colorado, General Obligation Limited Tax Bonds, Series 2022	6.250	12/01/32	1,011,386

		TOTAL COLORADO			207,915,358

		CONNECTICUT - 1.8%
3,400,000		Connecticut Health and Educational Facilities Authority, Chefa Revenue Bonds, Yale University, Remarketing Series 2015A	5.000	07/01/35	3,923,215
4,545,000		Connecticut Health and Educational Facilities Authority, Chefa Revenue Bonds, Yale University, Remarketing Series 2017B-2, (Mandatory Put 7/01/26)	3.200	07/01/37	4,546,198
1,785,000		Connecticut Health and Educational Facilities Authority, Revenue Bonds, Nuvance Health Series 2019A	5.000	07/01/33	1,848,570
4,770,000		Connecticut Health and Educational Facilities Authority, Revenue Bonds, Nuvance Health Series 2019A	4.000	07/01/34	4,735,748
10,000,000		Connecticut Health and Educational Facilities Authority, Revenue Bonds, Nuvance Health Series 2019A	4.000	07/01/35	9,863,463
700,000		Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital, Series 2021L-1	4.000	07/01/26	703,994

See Notes To Financial Statements	53

Portfolio of Investments March 31, 2025 (continued)

Intermediate Duration

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	CONNECTICUT (continued)
$925,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital, Series 2021L-1	4.000%	07/01/27	$939,523
775,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital, Series 2021L-1	4.000	07/01/28	788,170
600,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital, Series 2021L-1	4.000	07/01/29	611,277
10,505,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Remarketing Series 1999U	5.000	07/01/33	11,990,996
10,000,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2014A, (Mandatory Put 2/10/26)	2.800	07/01/48	9,967,254
10,480,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2016A-2, (Mandatory Put 7/01/26)	2.000	07/01/42	10,329,953
5,920,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven Health Issue, Series 2024B, (Mandatory Put 7/01/29)	5.000	07/01/49	6,320,034
1,170,000	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2018D-1	4.000	11/15/38	1,150,686
2,020,000	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2019B-1	3.300	11/15/39	1,783,465
1,540,000	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2019E-1	2.850	11/15/39	1,235,947
5,570,000	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2019F-1	2.750	11/15/37	4,521,376
5,195,000	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2020A-1	2.450	05/15/38	4,084,323
3,060,000	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2020A-1	3.500	11/15/45	3,043,310
5,000,000	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2020D-1	2.350	11/15/40	3,696,753
2,850,000	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2020E-1	2.350	11/15/40	2,032,829
10,125,000	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2020E-3	1.850	05/15/38	7,119,196
11,105,000	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2021B-1	2.100	11/15/40	7,825,342
22,870,000	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Social Series 2021D-1	2.300	11/15/41	16,308,652
1,000,000	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Social Series 2025A-1	4.500	11/15/45	977,348
2,000,000	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Sustainability Green Series 2024D-1	4.550	11/15/44	1,981,383
1,345,000	Connecticut State, General Obligation Bonds, Refunding Series 2023B	5.000	08/01/25	1,354,860
2,000,000	Connecticut State, General Obligation Bonds, Refunding Series 2023B	5.000	08/01/26	2,060,372
5,400,000	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes, Series 2024B	5.000	07/01/28	5,760,919
4,050,000	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes, Series 2024B	5.000	07/01/29	4,386,098

	TOTAL CONNECTICUT			135,891,254

	DELAWARE - 0.3%
18,440,000	Delaware Economic Development Authority, Exempt Facility Revenue Bonds, NRG Energy Project, Refunding Series 2020A, (Mandatory Put 10/01/25)	1.250	10/01/45	18,176,850
1,945,000	Delaware State Housing Authority, Senior Single Family Mortgage Revenue Bonds, Series 2024A	4.450	07/01/44	1,901,163
1,300,000	Delaware State Housing Authority, Senior Single Family Mortgage Revenue Bonds, Series 2024B	4.200	07/01/39	1,291,145
695,000	Delaware State Housing Authority, Senior Single Family Mortgage Revenue Bonds, Series 2024B	4.600	07/01/44	688,156
1,340,000	Delaware State Housing Authority, Senior Single Family Mortgage Revenue Bonds, Series 2024C	4.450	07/01/44	1,313,146

54	See Notes To Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	DELAWARE (continued)
$2,105,000	Delaware State Housing Authority, Senior Single Family Mortgage Revenue Bonds, Series 2024D	4.300%	07/01/44	$2,024,119
1,445,000	Delaware State Housing Authority, Senior Single Family Mortgage Revenue Bonds, Series 2025A	4.200	07/01/40	1,436,326

	TOTAL DELAWARE			26,830,905

	DISTRICT OF COLUMBIA - 1.8%
3,155,000	District of Columbia Student Dormitory Revenue Bonds, Provident Group - Howard Properties LLC Issue, Series 2013	5.000	10/01/30	3,155,038
143,565,000	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2006A	0.000	06/15/46	36,513,619
18,585,000	District of Columbia Water and Sewer Authority, Public Utility Revenue Bonds, Refunding Subordinate Lien Series 2014C	4.000	10/01/41	17,582,111
5,500,000	District of Columbia, General Obligation Bonds, Series 2024A	5.000	08/01/41	5,930,351
10,000,000	District of Columbia, General Obligation Bonds, Series 2024A	5.000	08/01/42	10,707,796
6,665,000	District of Columbia, General Obligation Bonds, Series 2024A	5.000	08/01/43	7,103,199
1,250,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital Improvement Projects, Refunding First Senior Lien Series 2019A	5.000	10/01/33	1,316,921
2,830,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital Improvement Projects, Refunding First Senior Lien Series 2019A	5.000	10/01/34	2,975,932
1,625,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital Improvement Projects, Refunding First Senior Lien Series 2019A	5.000	10/01/36	1,699,933
4,915,000	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding Series 2015B, (AMT)	5.000	10/01/35	4,933,450
5,575,000	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding Series 2018A, (AMT)	5.000	10/01/26	5,720,762
5,000,000	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding Series 2019A, (AMT)	5.000	10/01/31	5,243,548
8,300,000	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding Series 2021A, (AMT)	5.000	10/01/27	8,634,697
2,460,000	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding Series 2023A, (AMT)	5.000	10/01/33	2,618,752
5,000,000	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding Series 2023A, (AMT)	5.000	10/01/34	5,296,614
2,440,000	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding Series 2023A, (AMT)	5.000	10/01/35	2,571,968
3,620,000	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding Series 2024A, (AMT)	5.000	10/01/27	3,765,977
5,795,000	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding Series 2024A, (AMT)	5.000	10/01/28	6,086,479
2,835,000	Washington Metropolitan Area Transit Authority, Dedicated Revenue Bonds, Green Series 2021A	5.000	07/15/27	2,974,815

	TOTAL DISTRICT OF COLUMBIA			134,831,962

	FLORIDA - 3.3%
11,195,000	Broward County School Board, Florida, Certificates of Participation, Series 2022A	5.000	07/01/26	11,490,011
10,000,000	Broward County, Florida, Airport System Revenue Bonds, Series 2015A, (AMT)	5.000	10/01/34	10,032,590
15,135,000	Broward County, Florida, Airport System Revenue Bonds, Series 2015A, (AMT)	5.000	10/01/35	15,178,439
5,500,000	Broward County, Florida, Airport System Revenue Bonds, Series 2019A, (AMT)	5.000	10/01/34	5,716,637
3,315,000	Broward County, Florida, Port Facilities Revenue Bonds, Series 2019B, (AMT)	2.250	09/01/29	3,140,208
1,375,000	Cape Coral, Florida, Utility Improvement Assessment Bonds, Refunding Various Areas Series 2017 - AGM Insured	2.750	09/01/25	1,370,965
865,000	Cape Coral, Florida, Utility Improvement Assessment Bonds, Refunding Various Areas Series 2017 - AGM Insured	2.750	09/01/26	861,783
470,000	Cape Coral, Florida, Utility Improvement Assessment Bonds, Refunding Various Areas Series 2017 - AGM Insured	3.000	09/01/27	467,071

See Notes To Financial Statements	55

Portfolio of Investments March 31, 2025 (continued)

Intermediate Duration

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FLORIDA (continued)
$9,685,000		Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2015	5.000%	10/01/32	$9,767,402
7,325,000		Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2015	5.000	10/01/33	7,387,322
4,195,000	(c)	Capital Trust Agency, Florida, Educational Facilities Lease Revenue Bonds, Franklin Academy Projects, Series 2020	5.000	12/15/35	4,165,148
215,000	(c)	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Classical Preparatory Incorporated Project, Series 2017A	5.000	06/15/27	216,303
1,155,000		Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Mater Academy Projects, Series 2020A	5.000	06/15/35	1,169,310
1,000,000	(c)	Florida Development Finance Corporation, Florida, Solid Waste Disposal Revenue Bonds, GFL Solid Waste Southeast LLC Project Series 2024A, (AMT), (Mandatory Put 10/01/31)	4.375	10/01/54	1,001,275
4,870,000	(c)	Florida Development Finance Corporation, Revenue Bonds, Brightline Florida Passenger Rail Expansion Project, Brightline Trains Florida LLC Issue, Series 2024, (AMT), (Mandatory Put 7/15/28)	12.000	07/15/32	5,166,797
22,000,000		Florida Development Finance Corporation, Revenue Bonds, Brightline Florida Passenger Rail Expansion Project, Brightline Trains Florida LLC Issue, Series 2024, (AMT)	5.000	07/01/38	21,971,189
12,690,000		Florida Development Finance Corporation, Revenue Bonds, Brightline Florida Passenger Rail Expansion Project, Brightline Trains Florida LLC Issue, Series 2024, (AMT)	5.000	07/01/41	12,348,969
11,000,000		Florida Development Finance Corporation, Revenue Bonds, Brightline Florida Passenger Rail Expansion Project, Brightline Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT)	5.000	07/01/44	11,043,284
3,570,000		Florida Development Finance Corporation, Revenue Bonds, Brightline Florida Passenger Rail Expansion Project, Brightline Trains Florida LLC Issue, Series 2024, (AMT)	5.250	07/01/47	3,586,894
30,000,000	(c)	Florida Development Finance Corporation, Revenue Bonds, Brightline Florida Passenger Rail Expansion Project, Series 2025A, (AMT), (Mandatory Put 8/13/25)	8.250	07/01/57	31,154,784
1,355,000		Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Nova Southeastern University Project, Refunding Series 2016	5.000	04/01/32	1,370,351
1,885,000		Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Nova Southeastern University Project, Refunding Series 2016	5.000	04/01/33	1,904,613
6,015,000		Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Nova Southeastern University Project, Refunding Series 2016	5.000	04/01/34	6,074,412
4,290,000		Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Nova Southeastern University Project, Refunding Series 2016	5.000	04/01/35	4,330,579
915,000		Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2017-1	3.600	07/01/37	852,058
1,915,000		Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2018-2	4.050	07/01/38	1,868,732
4,470,000		Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2019-1	3.000	07/01/39	3,765,234
7,550,000		Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2024-5	4.450	07/01/44	7,401,083
7,890,000		Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Social Series 2021-2	2.050	07/01/41	5,285,490
1,505,000		Florida Municipal Power Agency, Power Supply Revenue Bonds, All Requirements Project, Refunding Series 2016A	5.000	10/01/30	1,543,458
10,180,000		Florida State Board of Education, Public Education Capital Outlay Bonds, Refunding Series 2015E	4.000	06/01/34	10,199,132
1,980,000		Hillsborough County Industrial Development Authority, Florida, Health System Revenue Bonds, BayCare Health System Series 2024C	5.000	11/15/34	2,214,877
3,375,000		Hillsborough County, Florida, Solid Waste and Resource Recovery Revenue Bonds, Refunding Series 2016A, (AMT)	4.000	09/01/34	3,376,108

56	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FLORIDA (continued)
$2,000,000		JEA, Florida, Electric System Revenue Bonds, Series Three 2024A	5.000%	10/01/30	$2,193,527
5,105,000		JEA, Florida, Electric System Revenue Bonds, Subordinated Series Three 2020A	5.000	10/01/27	5,355,928
5,060,000		Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of Miami, Series 2018A	5.000	04/01/53	5,110,096
2,175,000		Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Refunding Series 2014B	5.000	07/01/27	2,193,464
3,000,000		Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series 2024A, (AMT)	5.000	10/01/27	3,120,975
7,350,000		Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series 2024A, (AMT)	5.000	10/01/29	7,778,473
7,645,000		Orange County Health Facilities Authority Revenue Bonds, Florida, Presbyterian Retirement Communities Obligated Group Project Series 2023A	4.000	08/01/36	7,417,444
4,010,000		Orlando, Florida, Tourist Development Tax Revenue Bonds, 6th Cent Contract Payments, Refunding Senior Series 2017A - AGM Insured	5.000	11/01/32	4,156,443
2,015,000		Orlando, Florida, Tourist Development Tax Revenue Bonds, 6th Cent Contract Payments, Refunding Senior Series 2017A - AGM Insured	5.000	11/01/34	2,080,073
1,000,000		Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway, Refunding & Improvement Series 2019A-1	5.000	10/01/49	1,019,028
585,000	(c)	Sawyers Landing Community Development District, Florida, Special Assessment Revenue Bonds, Series 2021	4.125	05/01/41	522,595
315,000	(c)	Seminole County Industrial Development Authority, Florida, Educational Facilities Revenue Bonds, Galileo Schools for Gifted Learning, Series 2021A	4.000	06/15/36	294,582
425,000	(c)	Seminole County Industrial Development Authority, Florida, Educational Facilities Revenue Bonds, Galileo Schools for Gifted Learning, Series 2021A	4.000	06/15/41	372,697
4,895,000		South Florida Water Management District, Certificates of Participation, Series 2015	5.000	10/01/33	4,980,039
1,870,000		Tampa, Florida, Capital Improvement Cigarette Tax Allocation Bonds, H. Lee Moffitt Cancer Center Project, Series 2020A	0.000	09/01/34	1,255,354
1,500,000	(c)	Village Community Development District 15, Florida, Special Assessment Revenue Bonds, Series 2024	4.000	05/01/34	1,476,431

		TOTAL FLORIDA			256,749,657

		GEORGIA - 2.1%
1,000,000	(c)	Atlanta Development Authority, Georgia, Revenue Bonds, Westside Gulch Area Project, Senior Series 2024A-1	5.000	04/01/34	999,100
6,000,000		Atlanta, Georgia, Airport Passenger Facilities Charge and General Revenue Bonds, Subordinate Lien Green Series 2023E, (AMT)	5.000	07/01/33	6,458,254
7,000,000		Atlanta, Georgia, Airport Passenger Facilities Charge and General Revenue Bonds, Subordinate Lien Green Series 2023E, (AMT)	5.000	07/01/34	7,516,165
7,000,000		Atlanta, Georgia, Airport Passenger Facilities Charge and General Revenue Bonds, Subordinate Lien Green Series 2023E, (AMT)	5.000	07/01/35	7,459,790
1,000,000		Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company Vogtle Plant, First Series 2013, (Mandatory Put 3/12/27)	3.375	11/01/53	1,002,513
1,315,000		Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2018A	3.600	12/01/33	1,282,575
1,235,000		Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2018A	3.850	12/01/38	1,155,494
2,940,000		Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2019A	3.050	12/01/34	2,678,461
4,000,000		Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2019A	3.350	12/01/39	3,555,610
8,285,000		Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2019B	2.950	12/01/39	6,847,654

See Notes To Financial Statements	57

Portfolio of Investments March 31, 2025 (continued)

Intermediate Duration

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		GEORGIA (continued)
$4,250,000		Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2021A	2.400%	12/01/41	$3,089,432
960,000		Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2023A	4.150	12/01/38	933,520
4,230,000		Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2024A	4.450	12/01/44	4,124,582
2,725,000		Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2024C	4.000	12/01/39	2,602,667
5,000,000		Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2024C	4.400	12/01/44	4,900,256
5,765,000		Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Sub Series 2015A-1	3.700	12/01/35	5,517,694
5,000,000		Georgia State, General Obligation Bonds, Series 2015A	4.000	02/01/32	5,001,440
5,000,000		Georgia State, General Obligation Bonds, Series 2015A	4.000	02/01/33	5,001,132
3,665,000		Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series 2021A, (Mandatory Put 9/01/27)	4.000	07/01/52	3,696,044
10,650,000		Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series 2022A, (Mandatory Put 12/01/29)	4.000	09/01/52	10,694,744
12,160,000		Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series 2022B, (Mandatory Put 6/01/29)	5.000	12/01/52	12,634,445
17,400,000	(c)	Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series 2022C, (Mandatory Put 11/01/27)	4.000	08/01/52	17,370,079
5,000,000		Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series 2023B, (Mandatory Put 3/01/30)	5.000	07/01/53	5,252,279
4,000,000		Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series 2023E-1, (Mandatory Put 6/01/31)	5.000	12/01/53	4,234,556
5,000,000		Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series 2024A-1, (Mandatory Put 9/01/31)	5.000	05/01/54	5,308,725
13,210,000		Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series 2024D, (Mandatory Put 4/01/31)	5.000	04/01/54	14,005,642
3,000,000		Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series 2024E, (Mandatory Put 12/01/32)	5.000	05/01/55	3,174,887
12,000,000		Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series 2025A, (Mandatory Put 6/01/32)	5.000	06/01/55	12,811,950

		TOTAL GEORGIA			159,309,690

		GUAM - 0.2%
400,000		Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2024A	5.000	07/01/26	409,039
450,000		Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2024A	5.000	07/01/27	467,265
800,000		Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2024A	5.000	07/01/28	841,884
1,250,000		Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2024A	5.000	07/01/30	1,339,498
1,095,000		Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2024A	5.000	07/01/35	1,178,295
1,450,000		Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2024A	5.000	07/01/36	1,562,696
1,350,000		Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2024A	5.000	07/01/37	1,447,270
630,000		Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2024A	5.000	07/01/38	671,977
500,000		Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2024B	5.000	07/01/25	502,213
650,000		Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2024B	5.000	07/01/26	664,688
500,000		Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2024B	5.000	07/01/27	519,184
1,000,000		Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2024B	5.000	07/01/28	1,052,356
1,000,000		Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2024B	5.000	07/01/29	1,062,401

58	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		GUAM (continued)
$1,100,000		Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2024B	5.000%	07/01/30	$1,178,758

		TOTAL GUAM			12,897,524

		HAWAII - 0.7%
21,210,000		Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian Electric Company, Inc. and Subsidiary Projects, Refunding Series 2019	3.200	07/01/39	17,645,539
6,500,000		Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian Electric Company, Inc. and Subsidiary Projects, Series 2017A, (AMT)	3.100	05/01/26	6,362,707
4,160,000		Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Queens Health Systems, Series 2015A	5.000	07/01/26	4,179,830
4,510,000		Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Queens Health Systems, Series 2015A	5.000	07/01/27	4,529,271
7,050,000		Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Queens Health Systems, Series 2015A	5.000	07/01/28	7,079,634
7,825,000		Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Queens Health Systems, Series 2015A	5.000	07/01/29	7,856,168
1,245,000	(f)	Honolulu City and County, Hawaii, Wastewater System Revenue Bonds, First Bond Resolution, Senior Refunding Series 2025A	5.000	07/01/36	1,406,442
1,300,000	(f)	Honolulu City and County, Hawaii, Wastewater System Revenue Bonds, First Bond Resolution, Senior Refunding Series 2025A	5.000	07/01/37	1,457,748

		TOTAL HAWAII			50,517,339

		IDAHO - 0.3%
310,000		Boise City, Idaho, Airport Revenue Bonds, Aircraft Maintenance Facilities Project, Subordinate Series 2015, (AMT)	3.750	09/01/32	298,984
1,455,000		Boise City, Idaho, Airport Revenue Bonds, Employee Parking Facilities Project, Series 2021B, (AMT)	4.000	09/01/46	1,299,300
1,210,000		Boise City, Idaho, Airport Revenue Bonds, Public Parking Facilities Project, Refunding Series 2021A	5.000	09/01/46	1,255,959
1,000,000	(c)	Idaho Housing and Finance Association, Nonprofit Facilities Revenue Bonds, Victory Charter School, Inc. Project, Refunding Series 2016A	5.000	07/01/39	956,560
895,000		Idaho Housing and Finance Association, Single Family Mortgage Revenue Bonds, Series 2019C	2.900	07/01/39	740,275
4,975,000		Idaho Housing and Finance Association, Single Family Mortgage Revenue Bonds, Series 2024A	4.450	01/01/44	4,870,291
12,230,000	(c)	Spring Valley Community Infrastructure District 1, Eagle, Idaho, Special Assessment Bonds, Series 2021	3.750	09/01/51	11,248,201

		TOTAL IDAHO			20,669,570

		ILLINOIS - 8.3%
4,700,000		Berwyn, Cook County, Illinois, General Obligation Bonds, Series 2014A	5.000	12/01/34	4,514,683
940,000		Cary, Illinois, Special Tax Bonds, Special Service Area 1, Refunding Series 2016 - BAM Insured	2.700	03/01/26	933,853
1,026,000		Cary, Illinois, Special Tax Bonds, Special Service Area 1, Refunding Series 2016 - BAM Insured	2.900	03/01/28	1,005,765
943,000		Cary, Illinois, Special Tax Bonds, Special Service Area 1, Refunding Series 2016 - BAM Insured	3.050	03/01/30	926,740
930,000		Cary, Illinois, Special Tax Bonds, Special Service Area 2, Refunding Series 2016 - BAM Insured	2.700	03/01/26	923,919
1,391,000		Cary, Illinois, Special Tax Bonds, Special Service Area 2, Refunding Series 2016 - BAM Insured	2.900	03/01/28	1,363,566
1,418,000		Cary, Illinois, Special Tax Bonds, Special Service Area 2, Refunding Series 2016 - BAM Insured	3.050	03/01/30	1,393,549
29,585,000		Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2016	6.000	04/01/46	30,256,982
1,860,000		Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2017	5.000	04/01/33	1,889,732
1,000,000		Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2017	5.000	04/01/42	1,003,772
1,150,000		Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2018	5.000	04/01/37	1,171,736

See Notes To Financial Statements	59

Portfolio of Investments March 31, 2025 (continued)

Intermediate Duration

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		ILLINOIS (continued)
$10,900,000	(c)	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017B	7.000%	12/01/42	$11,497,624
3,125,000		Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017C	5.000	12/01/27	3,198,523
10,425,000		Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017C	5.000	12/01/30	10,492,501
2,600,000		Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017D	5.000	12/01/31	2,612,743
2,700,000		Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017G	5.000	12/01/34	2,681,871
8,925,000		Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017H	5.000	12/01/36	8,702,628
1,000,000		Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2018A	5.000	12/01/33	1,010,110
1,500,000		Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2018A	5.000	12/01/35	1,500,263
2,545,000		Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2019A	0.000	12/01/26	2,382,265
3,930,000		Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2019B	5.000	12/01/33	3,995,975
19,585,000	(c)	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2017A	7.000	12/01/46	20,550,650
3,000,000		Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2023A	5.000	12/01/30	3,106,573
10,110,000		Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2023A	5.500	12/01/31	10,764,300
5,950,000		Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Second Lien Series 2020A	5.000	12/01/45	6,016,150
6,000,000		Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Senior Lien Series 2018B	5.000	01/01/37	6,270,683
1,000,000		Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Senior Lien Series 2022A	4.500	01/01/48	953,548
3,320,000		Chicago, Illinois, General Obligation Bonds, Chicago Works Series 2023A	5.250	01/01/38	3,475,409
2,045,000	(e)	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C, (ETM)	5.000	01/01/26	2,077,298
4,740,000		Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Senior Lien Series 2023A - BAM Insured	5.000	01/01/29	4,973,651
7,965,000		Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Senior Lien Series 2023A - BAM Insured	5.000	01/01/30	8,414,505
715,000		Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Senior Lien Series 2024A	5.000	01/01/26	725,758
1,100,000		Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Senior Lien Series 2024A	5.000	01/01/27	1,125,719
1,250,000		Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Senior Lien Series 2024A	5.000	01/01/28	1,295,906
1,500,000		Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Senior Lien Series 2024A	5.000	01/01/29	1,568,577
1,000,000		Cook County Community Consolidated School District 64, Illinois, Park Ridge, General Obligation Bonds, School Series 2025	5.000	12/01/43	1,057,857
2,500,000		Cook County Community Consolidated School District 64, Illinois, Park Ridge, General Obligation Bonds, School Series 2025	4.250	12/01/47	2,367,774
3,440,000		Cook County, Illinois, Sales Tax Revenue Bonds, Series 2021A	4.000	11/15/41	3,273,162
1,150,000		DuPage County Forest Preserve District, Illinois, General Obligation Bonds, Limited Tax Series 2025	5.000	11/01/28	1,229,239
4,010,000		DuPage County School District 58 Downers Grove, Illinois, General Obligation Bonds, School Series 2022	5.250	12/15/39	4,383,157
1,000,000		Effingham and Clay Counties Community Unit School District Number 40, Effingham, Illinois, General Obligation Bonds, School Series 2019A - BAM Insured	4.000	12/01/30	1,021,386

60	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		ILLINOIS (continued)
$1,000,000		Effingham and Clay Counties Community Unit School District Number 40, Effingham, Illinois, General Obligation Bonds, School Series 2019A - BAM Insured	4.000%	12/01/34	$1,006,382
1,395,000		Effingham and Clay Counties Community Unit School District Number 40, Effingham, Illinois, General Obligation Bonds, School Series 2019A - BAM Insured	4.000	12/01/35	1,396,943
1,455,000		Effingham and Clay Counties Community Unit School District Number 40, Effingham, Illinois, General Obligation Bonds, School Series 2019A - BAM Insured	4.000	12/01/36	1,448,473
2,975,000		Elmhurst Park District, DuPage and Cook Counties, Illinois, General Obligation Bonds, Series 2025	4.125	12/15/45	2,819,851
1,016,000		Huntley, Illinois, Special Tax Bonds, Special Service Area 9, Refunding Series 2017 - BAM Insured	3.000	03/01/26	1,015,653
1,045,000		Huntley, Illinois, Special Tax Bonds, Special Service Area 9, Refunding Series 2017 - BAM Insured	3.150	03/01/27	1,045,644
4,560,000		Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Refunding Series 2008A-2	4.000	11/01/30	4,618,350
4,965,000		Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Refunding Series 2008A-3	5.000	11/01/30	5,136,133
6,660,000		Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Series 2008A-1	4.000	11/01/30	6,745,424
6,400,000		Illinois Finance Authority, Revenue Bonds, Ann & Robert H. Lurie Children’s Hospital of Chicago, Refunding Series 2017	4.000	08/15/39	6,055,713
2,105,000		Illinois Finance Authority, Revenue Bonds, Art Institute of Chicago, Series 2016	5.000	03/01/30	2,137,746
915,000	(e)	Illinois Finance Authority, Revenue Bonds, Ascension Health Alliance, Series 2016C, (Pre-refunded 2/15/27)	4.000	02/15/41	930,046
28,095,000		Illinois Finance Authority, Revenue Bonds, Ascension Health Alliance, Series 2016C	4.000	02/15/41	26,122,950
2,375,000		Illinois Finance Authority, Revenue Bonds, Ascension Health/ fkaPresence Health Network, Series 2016C	3.625	02/15/32	2,342,890
10,000,000		Illinois Finance Authority, Revenue Bonds, Ascension Health/ fkaPresence Health Network, Series 2016C	3.750	02/15/34	9,771,451
70,000	(e)	Illinois Finance Authority, Revenue Bonds, Ascension Health/ fkaPresence Health Network, Series 2016C, (Pre-refunded 2/15/27)	4.000	02/15/41	71,151
1,505,000	(e)	Illinois Finance Authority, Revenue Bonds, Ascension Health/ fkaPresence Health Network, Series 2016C, (Pre-refunded 2/15/27)	4.000	02/15/41	1,529,747
2,505,000		Illinois Finance Authority, Revenue Bonds, Memorial Health System, Series 2019	5.000	04/01/31	2,643,226
1,300,000		Illinois Finance Authority, Revenue Bonds, Memorial Health System, Series 2019	5.000	04/01/32	1,369,006
4,500,000		Illinois Finance Authority, Revenue Bonds, Memorial Health System, Series 2019	5.000	04/01/34	4,708,392
7,610,000		Illinois Finance Authority, Revenue Bonds, Memorial Health System, Series 2019	5.000	04/01/36	7,922,642
2,410,000	(e)	Illinois Finance Authority, Revenue Bonds, Northwest Community Hospital, Refunding Series 2016A, (Pre-refunded 7/01/26)	5.000	07/01/33	2,476,809
3,170,000	(e)	Illinois Finance Authority, Revenue Bonds, Northwest Community Hospital, Refunding Series 2016A, (Pre-refunded 7/01/26)	5.000	07/01/34	3,257,877
5,000,000	(e)	Illinois Finance Authority, Revenue Bonds, Northwest Community Hospital, Refunding Series 2016A, (Pre-refunded 7/01/26)	5.000	07/01/35	5,138,607
1,000,000		Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2015A	5.000	11/15/27	1,009,659
1,890,000		Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2015A	5.000	11/15/28	1,907,144
2,000,000		Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2015A	5.000	11/15/29	2,016,913
1,545,000		Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series 2007	5.400	04/01/27	1,539,190
2,900,000		Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2015A	5.000	11/15/29	2,904,749

See Notes To Financial Statements	61

Portfolio of Investments March 31, 2025 (continued)

Intermediate Duration

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		ILLINOIS (continued)
$1,500,000		Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2015B	5.000%	11/15/28	$1,502,679
2,220,000		Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2015C	5.000	08/15/35	2,226,752
5,750,000		Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2015C	5.000	08/15/44	5,713,851
1,545,000		Illinois Finance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises, Inc., Refunding Series 2017C	5.000	03/01/32	1,573,523
2,750,000		Illinois Finance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises, Inc., Refunding Series 2017C	5.000	03/01/33	2,796,008
1,975,000		Illinois Finance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises, Inc., Refunding Series 2017C	5.000	03/01/34	2,003,500
1,815,000		Illinois Finance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises, Inc., Refunding Series 2017C	4.000	03/01/35	1,730,931
3,125,000		Illinois Finance Authority, Revenue Bonds, University of Chicago Medicine, Series 2022A, (Mandatory Put 8/15/27)	5.000	08/15/52	3,239,748
13,320,000		Illinois Finance Authority, Revenue Bonds, University of Chicago Medicine, Series 2022B-1, (Mandatory Put 8/15/25)	5.000	08/15/52	13,344,135
13,360,000		Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2014A	4.000	10/01/38	13,031,023
5,080,000		Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2021B, (Mandatory Put 8/15/31)	5.000	08/15/53	5,468,476
7,500,000	(c)	Illinois Finance Authority, Surface Freight Transfer Facilities Revenue Bonds, CenterPointJoliet Terminal Railroad Project, Series 2016, (AMT), (Mandatory Put 12/31/34)	4.125	12/01/43	7,382,623
13,655,000	(c)	Illinois Finance Authority, Surface Freight Transfer Facilities Revenue Bonds, CenterPointJoliet Terminal Railroad Project, Series 2020, (AMT), (Mandatory Put 12/31/34)	4.125	12/01/50	13,432,739
21,355,000		Illinois Housing Development Authority, Revenue Bonds, Green Series 2021B	2.150	10/01/41	14,799,508
560,000		Illinois Housing Development Authority, Revenue Bonds, Series 2019D	2.950	10/01/39	464,486
5,435,000		Illinois Housing Development Authority, Revenue Bonds, Social Series 2024I	4.450	10/01/44	5,326,281
1,000,000		Illinois State, General Obligation Bonds, June Series 2016	5.000	06/01/28	1,017,617
3,090,000		Illinois State, General Obligation Bonds, June Series 2016	3.500	06/01/29	3,040,873
2,180,000		Illinois State, General Obligation Bonds, May Refunding Series 2023D	5.000	07/01/25	2,190,231
12,200,000		Illinois State, General Obligation Bonds, November Series 2016	5.000	11/01/26	12,543,179
2,820,000		Illinois State, General Obligation Bonds, November Series 2017C	5.000	11/01/29	2,924,266
1,635,000		Illinois State, General Obligation Bonds, November Series 2017D	5.000	11/01/25	1,652,769
3,575,000		Illinois State, General Obligation Bonds, November Series 2017D	3.250	11/01/26	3,572,047
10,105,000		Illinois State, General Obligation Bonds, November Series 2017D	5.000	11/01/26	10,392,405
20,375,000		Illinois State, General Obligation Bonds, November Series 2017D	5.000	11/01/27	21,245,402
1,560,000		Illinois State, General Obligation Bonds, November Series 2017D	5.000	11/01/28	1,621,278
2,000,000		Illinois State, General Obligation Bonds, November Series 2019B	5.000	11/01/30	2,119,911
4,000,000		Illinois State, General Obligation Bonds, Refunding June Series 2022B	5.000	03/01/26	4,068,390
3,560,000		Illinois State, General Obligation Bonds, Refunding October Series 2024	5.000	02/01/27	3,673,709
2,000,000		Illinois State, General Obligation Bonds, Refunding October Series 2024	5.000	02/01/28	2,090,057
2,205,000		Illinois State, General Obligation Bonds, Refunding October Series 2024	5.000	02/01/29	2,328,259
1,600,000		Illinois State, General Obligation Bonds, Refunding September Series 2018B	5.000	10/01/32	1,665,711
2,035,000		Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series 2016A	5.000	12/01/31	2,058,007
11,400,000		Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series 2016A	5.000	12/01/32	11,524,262
5,800,000		Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Series 2024A	5.000	01/01/36	6,432,638

62	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		ILLINOIS (continued)
$9,860,000		Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2014C	5.000%	01/01/36	$9,868,974
10,000,000		Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2014C	5.000	01/01/39	10,023,292
12,615,000		Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2015A	5.000	01/01/40	12,655,093
3,060,000		Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2015B	5.000	01/01/40	3,083,528
5,035,000		Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2001 - FGIC Insured	6.000	11/01/26	5,147,366
12,020,000		Kendall, Kane, and Will Counties Community Unit School District 308 Oswego, Illinois, General Obligation Bonds, Refunding School Series 2016	5.000	02/01/34	12,139,502
3,465,000		Kendall, Kane, and Will Counties Community Unit School District 308 Oswego, Illinois, General Obligation Bonds, Refunding School Series 2016	5.000	02/01/35	3,497,743
1,485,000		LaSalle and Bureau Counties High School District 120 LaSalle- Peru, Illinois, General Obligation Bonds, School Building Series 2017 - BAM Insured	5.000	12/01/30	1,537,838
1,165,000		LaSalle and Bureau Counties High School District 120 LaSalle- Peru, Illinois, General Obligation Bonds, School Building Series 2017 - BAM Insured	5.000	12/01/31	1,205,680
1,645,000		LaSalle and Bureau Counties High School District 120 LaSalle- Peru, Illinois, General Obligation Bonds, School Building Series 2017 - BAM Insured	5.000	12/01/32	1,701,081
1,725,000		LaSalle and Bureau Counties High School District 120 LaSalle- Peru, Illinois, General Obligation Bonds, School Building Series 2017 - BAM Insured	5.000	12/01/33	1,782,383
1,815,000		LaSalle and Bureau Counties High School District 120 LaSalle- Peru, Illinois, General Obligation Bonds, School Building Series 2017 - BAM Insured	5.000	12/01/34	1,873,879
1,845,000		LaSalle County, Illinois, General Obligation Bonds, Self-Insurance Series 2019	4.000	12/01/27	1,885,644
1,925,000		LaSalle County, Illinois, General Obligation Bonds, Self-Insurance Series 2019	4.000	12/01/28	1,967,697
1,560,000		LaSalle County, Illinois, General Obligation Bonds, Self-Insurance Series 2019	4.000	12/01/29	1,591,325
2,430,000		Madison County Community Unit School District 7 Edwardsville, Illinois, General Obligation Bonds, Series 2017A	5.000	12/01/28	2,455,936
2,500,000		Madison County Community Unit School District 7 Edwardsville, Illinois, General Obligation Bonds, Series 2017A	5.000	12/01/29	2,525,856
1,500,000		Madison, Macoupin, Jersey, Calhoun, Morgan, Scott, and Greene Counties Community College District 536, Illinois, General Obligation Bonds, Lewis & Clark Community College, Refunding Series 2017A - AGM Insured	5.000	11/01/31	1,547,089
4,380,000		Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2020A	4.000	06/15/50	3,778,149
1,905,000		Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2012B	0.000	12/15/51	480,948
1,810,000	(h)	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2017B	0.000	12/15/37	1,366,234
9,045,000	(h)	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2017B	0.000	12/15/42	6,542,539
6,000,000	(h)	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2017B	0.000	12/15/47	4,228,786
1,000,000		Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2020B	5.000	06/15/42	1,026,377
9,580,000		Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A - NPFG Insured	0.000	12/15/29	8,043,580
3,970,000		Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A	0.000	06/15/30	3,266,233

See Notes To Financial Statements	63

Portfolio of Investments March 31, 2025 (continued)

Intermediate Duration

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		ILLINOIS (continued)
$15,000,000		Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A - AGM Insured	0.000%	12/15/40	$7,435,714
345,000		Montgomery, Illinois, Lakewood Creek Project Special Assessment Bonds, Series 2018 - BAM Insured	3.100	03/01/26	345,210
400,000		Montgomery, Illinois, Lakewood Creek Project Special Assessment Bonds, Series 2018 - BAM Insured	3.200	03/01/27	398,461
275,000		Montgomery, Illinois, Lakewood Creek Project Special Assessment Bonds, Series 2018 - BAM Insured	3.300	03/01/28	272,722
471,000		Montgomery, Illinois, Lakewood Creek Project Special Assessment Bonds, Series 2018 - BAM Insured	3.450	03/01/30	468,227
320,000		Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill Station Redevelopment Project, Senior Lien Series 2019	4.250	01/01/29	312,322
325,000		Northern Illinois University, Auxiliary Facilities System Revenue Bonds, Series 2021 - BAM Insured	5.000	10/01/27	336,919
650,000		Northern Illinois University, Auxiliary Facilities System Revenue Bonds, Series 2021 - BAM Insured	5.000	10/01/28	679,421
1,491,000		Plano, Illinois, Special Tax Bonds, Special Service Area 1 & 2 Lakewood Springs Project, Refunding Series 2014 - AGM Insured	5.000	03/01/29	1,492,704
8,985,000	(e)	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2017, (ETM)	5.000	06/01/25	9,015,130
3,040,000	(e)	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2017, (Pre-refunded 6/01/26)	5.000	06/01/27	3,115,277
1,283,000		Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood Grove Special Service Areas 1, 3 & 4, Refunding Series 2017 - BAM Insured	3.700	03/01/29	1,286,455
1,073,000		Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood Grove Special Service Areas 1, 3 & 4, Refunding Series 2017 - BAM Insured	3.800	03/01/30	1,076,694
2,187,000		Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood Grove Special Service Areas 1, 3 & 4, Refunding Series 2017 - BAM Insured	4.000	03/01/33	2,204,618
2,125,000		Sales Tax Securitization Corporation, Illinois, Sales Tax Securitization Bonds, Refunding Second Lien Series 2024A	5.000	01/01/37	2,343,986
2,425,000		Sales Tax Securitization Corporation, Illinois, Sales Tax Securitization Bonds, Second Lien Series 2020A	5.000	01/01/36	2,562,957
2,435,000		Sales Tax Securitization Corporation, Illinois, Sales Tax Securitization Bonds, Second Lien Series 2020A - BAM Insured	5.000	01/01/37	2,553,325
2,935,000		Southwestern Illinois Development Authority, Local Government Program Revenue Bonds, Southwestern Illinois Flood District Council Project, Series 2016B	4.000	10/15/40	2,724,521
965,000		Southwestern Illinois Development Authority, Local Government Program Revenue Bonds, Southwestern Illinois Flood District Council Project, Series 2020	4.000	04/15/34	972,973
1,250,000		Southwestern Illinois Development Authority, Local Government Program Revenue Bonds, Southwestern Illinois Flood District Council Project, Series 2020	4.000	10/15/35	1,252,921
5,675,000		Will County Community High School District 210 Lincoln- Way, Illinois, General Obligation Bonds, Capital Appreciation Refunding School Series 2013B	0.000	01/01/30	4,716,621
5,000,000	(e)	Will County, Illinois, General Obligation Bonds, Alternate Revenue Source, Series 2016, (Pre-refunded 11/15/25)	5.000	11/15/41	5,068,067
3,855,000		Winnebago-Boone Counties School District 205 Rockford, Illinois, General Obligation Bonds, Series 2013	0.000	02/01/26	3,739,591

		TOTAL ILLINOIS			638,993,725

		INDIANA - 2.5%
2,100,000		Indiana Finance Authority, Educational Facilities Revenue Bonds, Earlham College, Refunding Series 2013A	5.000	10/01/32	2,069,511
3,500,000		Indiana Finance Authority, Educational Facilities Revenue Bonds, University of Indianapolis Project, Series 2017	5.000	10/01/43	3,324,642
3,070,000		Indiana Finance Authority, Environmental Facilities Revenue Bonds, Indianapolis Power & Light Company Project, Refunding Series 2020A, (AMT), (Mandatory Put 4/01/26)	0.950	12/01/38	2,986,089

64	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		INDIANA (continued)
$6,750,000		Indiana Finance Authority, Environmental Facilities Revenue Bonds, Indianapolis Power & Light Company Project, Refunding Series 2021B, (Mandatory Put 8/01/26)	1.400%	08/01/29	$5,915,410
4,000,000		Indiana Finance Authority, Environmental Improvement Revenue Bonds, Southern Indiana Gas & Electric Company, Refunding Series 2013A, (AMT), (Mandatory Put 8/01/28)	4.000	05/01/43	3,977,838
2,375,000		Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2021A	4.125	12/01/26	2,378,198
6,440,000		Indiana Finance Authority, Hospital Revenue Bonds, Goshen Health, Series 2019B, (Mandatory Put 11/01/26)	2.100	11/01/49	6,256,605
12,830,000		Indiana Finance Authority, Hospital Revenue Bonds, Indiana University Health Obligation Group, Long Term Rate Series 2023B-3, (Mandatory Put 7/01/32)	5.000	10/01/55	14,118,720
4,260,000		Indiana Finance Authority, Lease Appropriation Bonds, Stadium Project, Refunding Series 2015A	5.250	02/01/37	4,277,870
1,710,000		Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2014A	5.000	10/01/26	1,712,898
1,470,000		Indiana Housing and Community Development Authority, Single Family Mortgage Revenue Bonds, Series 2021A	2.050	07/01/41	984,749
11,335,000		Indiana Housing and Community Development Authority, Single Family Mortgage Revenue Bonds, Social PAC Series 2021B	2.125	07/01/41	7,843,977
1,500,000		Indiana Housing and Community Development Authority, Single Family Mortgage Revenue Bonds, Social Series 2024A-1	4.500	07/01/44	1,474,279
5,000,000		Indiana Housing and Community Development Authority, Single Family Mortgage Revenue Bonds, Social Series 2024B-1	4.650	07/01/44	4,971,288
7,665,000		Indiana Housing and Community Development Authority, Single Family Mortgage Revenue Bonds, Social Series 2024C-1	4.550	07/01/44	7,582,018
14,375,000		Indianapolis Local Public Improvement Bond Bank, Indiana, Airport Authority Project Revenue Bonds, Refunding Series 2019D, (AMT)	5.000	01/01/27	14,743,078
4,225,000		Indianapolis Local Public Improvement Bond Bank, Indiana, Airport Authority Project Revenue Bonds, Refunding Series 2019D, (AMT)	5.000	01/01/29	4,437,809
3,000,000		Indianapolis Local Public Improvement Bond Bank, Indiana, Airport Authority Project Revenue Bonds, Series 2023I-2, (AMT)	5.000	01/01/27	3,076,816
3,150,000		Indianapolis Local Public Improvement Bond Bank, Indiana, Airport Authority Project Revenue Bonds, Series 2023I-2, (AMT)	5.000	01/01/28	3,275,742
2,250,000		IPS Multi-School Building Corporation, Indiana, First Mortgage Revenue Bonds, Social Series 2024	5.000	07/15/41	2,386,557
5,000,000		IPS Multi-School Building Corporation, Indiana, First Mortgage Revenue Bonds, Social Series 2024	5.000	07/15/42	5,263,019
3,075,000		IPS Multi-School Building Corporation, Indiana, First Mortgage Revenue Bonds, Social Series 2024	5.000	07/15/43	3,220,782
2,500,000		IPS Multi-School Building Corporation, Indiana, First Mortgage Revenue Bonds, Social Series 2024	5.000	07/15/44	2,607,753
4,000,000		Mount Vernon, Indiana, Environmental Improvement Revenue Bonds, Southern Indiana Gas and Electric Company Project, Series 2015, (AMT), (Mandatory Put 9/01/28)	4.250	09/01/55	4,019,468
33,040,000		Richmond Hospital Authority, Indiana, Revenue Bonds, Reid Hospital Project, Refunding Series 2018B	5.000	01/01/36	33,305,969
2,740,000	(c)	Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper LLC Project, Refunding Series 2024, (AMT)	4.500	01/01/34	2,779,805
1,800,000		Vanderburgh County, Indiana, Redevelopment District Tax Increment Revenue bonds, Refunding Series 2014	5.000	02/01/29	1,803,143
1,025,000		Vanderburgh County,Indiana, Redevelopment District Tax Increment Revenue bonds, Refunding Series 2014	5.000	02/01/26	1,026,833
1,805,000		Vanderburgh County,Indiana, Redevelopment District Tax Increment Revenue bonds, Refunding Series 2014	5.000	02/01/27	1,808,152
2,700,000		Vanderburgh County,Indiana, Redevelopment District Tax Increment Revenue bonds, Refunding Series 2014	5.000	02/01/31	2,704,714
1,215,000		Westfield-Washington Multi-School Building Corporation, Hamilton County, Indiana, First Mortgage Bonds, Series 2024A - BAM Insured	5.250	07/15/39	1,336,263

See Notes To Financial Statements	65

Portfolio of Investments March 31, 2025 (continued)

Intermediate Duration

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		INDIANA (continued)
$1,750,000		Westfield-Washington Multi-School Building Corporation, Hamilton County, Indiana, First Mortgage Bonds, Series 2024A - BAM Insured	5.250%	07/15/41	$1,890,421
31,305,000		Whiting, Indiana, Environmental Facilities Refunding Revenue Bonds, BP Products North America Inc. Project, Refunding Series 2019A, (AMT), (Mandatory Put 6/05/26)	5.000	12/01/44	31,710,043

		TOTAL INDIANA			191,270,459

		IOWA - 0.9%
7,300,000		Iowa Finance Authority, Health Facilities Revenue Bonds, UnityPoint Health Project, Series 2014C	4.125	02/15/35	7,100,079
5,555,000	(e)	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Refunding Series 2022, (Pre-refunded 12/01/32), (Mandatory Put 12/01/32)	4.000	12/01/50	5,892,105
8,930,000	(e)	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Refunding Series 2022, (Pre-refunded 12/01/32), (Mandatory Put 12/01/42)	5.000	12/01/50	10,076,959
3,305,000	(e)	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Refunding Series 2022, (Pre-refunded 12/01/32)	5.000	12/01/50	3,729,491
2,000,000		Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Series 2019D	2.600	07/01/37	1,641,106
6,780,000		Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Series 2020A	3.750	01/01/50	6,787,487
7,400,000		Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Social Series 2021B	2.200	07/01/41	5,198,863
2,250,000		Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Social Series 2021D	2.100	07/01/38	1,657,039
2,835,000		Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Social Series 2024C	4.500	07/01/44	2,786,387
4,670,000		Iowa Finance Authority, State Revolving Fund Revenue Bonds, Green Series 2024A	5.000	08/01/34	5,312,047
855,000		Iowa Tobacco Settlement Authority, Tobacco Settlement Asset- Backed Bonds, Seenior Lien Series Class 2 Series 2021B-1	4.000	06/01/49	808,034
800,000		Iowa Tobacco Settlement Authority, Tobacco Settlement Asset- Backed Bonds, Senior Class 1 Series 2021A-2	5.000	06/01/27	823,280
2,100,000		Iowa Tobacco Settlement Authority, Tobacco Settlement Asset- Backed Bonds, Senior Class 1 Series 2021A-2	5.000	06/01/28	2,184,833
1,600,000		Iowa Tobacco Settlement Authority, Tobacco Settlement Asset- Backed Bonds, Senior Class 1 Series 2021A-2	5.000	06/01/30	1,693,658
1,605,000		Iowa Tobacco Settlement Authority, Tobacco Settlement Asset- Backed Bonds, Senior Class 1 Series 2021A-2	5.000	06/01/31	1,712,648
1,610,000		Iowa Tobacco Settlement Authority, Tobacco Settlement Asset- Backed Bonds, Senior Class 1 Series 2021A-2	5.000	06/01/32	1,713,022
1,000,000		Iowa Tobacco Settlement Authority, Tobacco Settlement Asset- Backed Bonds, Senior Class 1 Series 2021A-2	5.000	06/01/33	1,060,629
8,000,000		PEFA Inc., Public Energy Facilities Authority, Inc., Iowa, Gas Project Revenue Bonds, Series 2019, (Mandatory Put 9/01/26)	5.000	09/01/49	8,146,679

		TOTAL IOWA			68,324,346

		KANSAS - 0.3%
7,950,000		Kansas Department of Transportation, Highway Revenue Bonds, Series 2015B	5.000	09/01/29	8,016,330
5,000,000		Kansas Development Finance Authority, Hospital Revenue Bonds, Advent Health Obligated Group, Series 2021B, (Mandatory Put 11/15/31)	5.000	11/15/54	5,479,954
3,280,000		Kansas Development Finance Authority, Hospital Revenue Bonds, Advent Health Obligated Group, Series 2021B, (Mandatory Put 11/15/28)	5.000	11/15/54	3,496,286
5,000,000		Manhattan, Kansas, General Obligation Bonds, Temporary Notes, Series 2024-02 - BAM Insured	5.000	06/15/28	5,098,867
2,400,000	(c)	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds, Village East Project Areas 2B 3 and 5, Series 2022	5.750	09/01/39	2,479,317

		TOTAL KANSAS			24,570,754

66	See Notes To Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	KENTUCKY - 1.6%
$110,000	Ashland, Kentucky, Medical Center Revenue Bonds, Ashland Hospital Corporation d/b/a King’s Daughters Medical Center Project, Refunding Series 2019	4.000%	02/01/33	$106,812
500,000	Ashland, Kentucky, Medical Center Revenue Bonds, Ashland Hospital Corporation d/b/a King’s Daughters Medical Center Project, Refunding Series 2019	4.000	02/01/34	480,022
180,000	Ashland, Kentucky, Medical Center Revenue Bonds, Ashland Hospital Corporation d/b/a King’s Daughters Medical Center Project, Refunding Series 2019	4.000	02/01/35	171,021
1,110,000	Ashland, Kentucky, Medical Center Revenue Bonds, Ashland Hospital Corporation d/b/a King’s Daughters Medical Center Project, Refunding Series 2019	4.000	02/01/36	1,045,893
5,000,000	Carroll County, Kentucky, Environmental Facilities Revenue Bonds, Kentucky Utilities Company Project, Refunding Series 2006B, (AMT)	2.125	10/01/34	3,918,211
21,375,000	Carroll County, Kentucky, Environmental Facilities Revenue Bonds, Kentucky Utilities Company Project, Series 2008A, (AMT)	2.000	02/01/32	17,852,323
1,000,000	Christian County, Kentucky, Hospital Revenue Bonds, Jennie Stuart Medical Center, Series 2016	5.375	02/01/36	1,005,640
3,430,000	Kentucky Asset/Liability Commission, General Fund Revenue Project Notes, Federal Highway Trust Fund, First Refunding Series 2024A	5.000	09/01/26	3,535,021
3,200,000	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Health, Refunding Series 2017A	5.000	06/01/37	3,205,837
1,190,000	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Medical Health System, Series 2015A	4.500	06/01/46	1,074,872
2,465,000	Kentucky Economic Development Finance Authority, Revenue Bonds, CommonSpirit Health, Series 2019A-1	5.000	08/01/28	2,610,674
1,605,000	Kentucky Housing Corporation, Single Family Mortgage Revenue Bonds, Series 2024C	4.400	07/01/44	1,569,187
2,055,000	Kentucky Housing Corporation, Single Family Mortgage Revenue Bonds, Series 2025A	4.200	07/01/40	2,045,524
1,000,000	Kentucky Housing Corporation, Single Family Mortgage Revenue Bonds, Series 2025A	4.500	07/01/45	980,593
2,475,000	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 131, Series 2024A	5.000	10/01/28	2,647,511
1,320,000	Louisville Regional Airport Authority, Kentucky, Airport System Revenue Bonds, Refunding Series 2014A, (AMT)	5.000	07/01/26	1,323,951
3,280,000	Louisville Regional Airport Authority, Kentucky, Airport System Revenue Bonds, Refunding Series 2014A, (AMT)	5.000	07/01/28	3,283,133
7,800,000	Louisville/Jefferson County Metro Government, Kentucky, Health System Revenue Bonds, Norton Healthcare, Inc., Series 2023B, (Mandatory Put 10/01/29)	5.000	10/01/47	8,294,270
7,030,000	Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2003A	2.000	10/01/33	5,728,020
1,005,000	Murray, Kentucky, Hospital Facilities Revenue Bonds, Murray- Calloway County Public Hospital Corporation Project, Refunding Series 2016	5.000	08/01/25	1,007,603
1,060,000	Murray, Kentucky, Hospital Facilities Revenue Bonds, Murray- Calloway County Public Hospital Corporation Project, Refunding Series 2016	5.000	08/01/26	1,071,271
1,110,000	Murray, Kentucky, Hospital Facilities Revenue Bonds, Murray- Calloway County Public Hospital Corporation Project, Refunding Series 2016	5.000	08/01/27	1,124,196
1,165,000	Murray, Kentucky, Hospital Facilities Revenue Bonds, Murray- Calloway County Public Hospital Corporation Project, Refunding Series 2016	5.000	08/01/28	1,178,432
1,230,000	Murray, Kentucky, Hospital Facilities Revenue Bonds, Murray- Calloway County Public Hospital Corporation Project, Refunding Series 2016	5.000	08/01/29	1,242,170

See Notes To Financial Statements	67

Portfolio of Investments March 31, 2025 (continued)

Intermediate Duration

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		KENTUCKY (continued)
$2,935,000		Murray, Kentucky, Hospital Facilities Revenue Bonds, Murray- Calloway County Public Hospital Corporation Project, Refunding Series 2016	5.000%	08/01/37	$2,939,583
15,000,000		Owen County, Kentucky, Waterworks System Revenue Bonds, Kentucky-American Water Company Project, Refunding Series 2019A, (Mandatory Put 10/01/29)	2.450	06/01/39	13,827,003
8,405,000		Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Refunding Series 2024B, (Mandatory Put 8/01/32)	5.000	01/01/55	8,827,786
3,655,000		Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Refunding Series 2025A, (Mandatory Put 12/01/29)	5.250	06/01/55	3,863,470
5,075,000	(e)	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2019A-1, (Pre-refunded 6/01/25), (Mandatory Put 6/01/25)	4.000	12/01/49	5,083,257
5,895,000		Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2020A, (Mandatory Put 6/01/26)	4.000	12/01/50	5,920,752
1,000,000		Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2022A-1, (Mandatory Put 8/01/30)	4.000	08/01/52	997,121
3,335,000		Trimble County, Kentucky, Environmental Facilities Revenue Bonds, Louisville Gas & Electric Company Project, Series 2023A, (AMT), (Mandatory Put 6/01/27)	4.700	06/01/54	3,365,035
4,750,000		Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2016A, (AMT), (Mandatory Put 9/01/27)	1.300	09/01/44	4,363,947
1,485,000		University of Kentucky, General Receipts Bonds, Series 2018A	3.000	10/01/34	1,360,993
5,195,000		University of Kentucky, General Receipts Bonds, Series 2018A	3.125	10/01/37	4,611,752

		TOTAL KENTUCKY			121,662,886

		LOUISIANA - 2.0%
14,510,000		Calcasieu Parish Memorial Hospital Service District, Louisiana, Revenue Bonds, Lake Charles Memorial Hospital, Refunding Series 2019	5.000	12/01/34	14,478,329
8,935,000		Calcasieu Parish Memorial Hospital Service District, Louisiana, Revenue Bonds, Lake Charles Memorial Hospital, Refunding Series 2019	5.000	12/01/39	8,532,964
3,020,000		East Baton Rouge Parish Capital Improvement District, Louisiana, Movebr Sales Tax Revenue Bonds, Series 2024	5.000	08/01/38	3,322,556
2,070,000		East Baton Rouge Parish Capital Improvement District, Louisiana, Movebr Sales Tax Revenue Bonds, Series 2024	5.000	08/01/39	2,258,665
2,470,000		Louisiana Housing Corporation, Single Family Mortgage Revenue Bonds, Home Ownership Program, Series 2021D	2.350	12/01/41	1,777,917
3,050,000		Louisiana Housing Corporation, Single Family Mortgage Revenue Bonds, Home Ownership Program, Series 2024A	4.400	12/01/44	2,969,819
2,085,000		Louisiana Housing Corporation, Single Family Mortgage Revenue Bonds, Series 2025A	4.150	12/01/40	2,045,365
3,610,000		Louisiana Housing Corporation, Single Family Mortgage Revenue Bonds, Series 2025A	4.500	12/01/45	3,536,758
11,230,000		Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Entergy Louisiana, LLC Project, Refunding Series 2021B	2.500	04/01/36	9,151,154
16,985,000		Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Projects, Refunding Series 2017	3.500	11/01/32	16,236,699
1,430,000		Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2017	5.000	05/15/28	1,476,595
1,065,000		Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2017	5.000	05/15/29	1,097,294
1,185,000		Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2017	5.000	05/15/30	1,219,278
1,755,000		Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2017	5.000	05/15/31	1,800,771
1,140,000		Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2017	5.000	05/15/32	1,167,713
2,695,000		Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2017	5.000	05/15/46	2,710,484

68	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		LOUISIANA (continued)
$1,000,000	(d)	Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese of New Orleans, Refunding Series 2017	5.000%	07/01/37	$850,000
25,000	(e)	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2016, (Pre-refunded 5/15/26)	5.000	05/15/30	25,554
1,110,000		Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2016	5.000	05/15/30	1,127,750
35,000	(e)	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2016, (Pre-refunded 5/15/26)	5.000	05/15/32	35,776
3,420,000		Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2016	5.000	05/15/32	3,471,503
40,000	(e)	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2016, (Pre-refunded 5/15/26)	5.000	05/15/33	40,888
3,675,000		Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2016	5.000	05/15/33	3,728,191
1,000,000		Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2015	5.000	05/15/31	1,001,686
1,100,000		Louisiana Publics Facilities Authority, Louisiana, Revenue Bonds, I-10 Calcasieu River Bridge Public-Private Partnership Project, Senior Lien Series 2024, (AMT)	5.500	09/01/54	1,142,898
5,000,000	(f)	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Refunding Second Lien Series 2025A	4.000	05/01/40	4,895,385
5,000,000		Louisiana State, General Obligation Bonds, Series 2016A	5.000	09/01/34	5,119,530
900,000		New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, Louis Armstrong New Orleans International Airport, Series 2023B, (AMT)	5.000	01/01/37	944,790
980,000		New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, Louis Armstrong New Orleans International Airport, Series 2023B, (AMT)	5.000	01/01/39	1,019,496
1,420,000		New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, Louis Armstrong New Orleans International Airport, Series 2023B, (AMT)	5.000	01/01/40	1,467,006
5,195,000		New Orleans, Louisiana, General Obligation Bonds, Public Improvement Series 2021A	5.000	12/01/26	5,363,816
6,105,000		New Orleans, Louisiana, General Obligation Bonds, Public Improvement Series 2024A	5.000	12/01/40	6,548,795
480,000		New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2015	5.000	12/01/25	485,756
795,000		New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2015	5.000	12/01/27	806,545
605,000		New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014	5.000	06/01/25	605,856
410,000	(e)	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Series 2015, (Pre-refunded 6/01/25)	5.000	06/01/30	411,375
775,000	(e)	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Series 2015, (Pre-refunded 6/01/25)	5.000	06/01/32	777,599
1,000,000	(e)	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Series 2015, (Pre-refunded 6/01/25)	5.000	06/01/33	1,003,353
1,075,000	(e)	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Series 2015, (Pre-refunded 6/01/25)	5.000	06/01/35	1,078,605
3,265,000	(c)	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P. Project, Series 2010B, (Mandatory Put 6/01/30)	6.100	12/01/40	3,559,001
3,405,000	(c)	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P. Project, Series 2011, (Mandatory Put 6/01/25)	5.850	08/01/41	3,414,078
2,095,000		Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation Project, Refunding Series 2017B-2, (Mandatory Put 7/01/26)	2.375	06/01/37	2,067,407
17,035,000		Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation Project, Refunding Series 2017C, (Mandatory Put 7/03/28)	3.300	06/01/37	16,915,602
760,000		Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior Lien Series 2019B - AGM Insured	5.000	12/01/26	782,819

See Notes To Financial Statements	69

Portfolio of Investments March 31, 2025 (continued)

Intermediate Duration

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	LOUISIANA (continued)
$1,475,000	Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior Lien Series 2019B - AGM Insured	5.000%	12/01/29	$1,551,301
1,500,000	Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior Lien Series 2019B - AGM Insured	5.000	12/01/30	1,566,759
1,795,000	Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior Lien Series 2019B - AGM Insured	5.000	12/01/32	1,856,552
1,630,000	Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior Lien Series 2019B - AGM Insured	4.000	12/01/33	1,634,078
6,005,000	Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior Lien Series 2019B - AGM Insured	3.000	12/01/35	5,450,153

	TOTAL LOUISIANA			154,532,264

	MAINE - 0.6%
4,560,000	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2016A	4.000	07/01/41	3,708,866
5,685,000	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2016A	4.000	07/01/46	4,468,507
840,000	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, MaineHealth Issue, Series 2020A	4.000	07/01/37	841,254
200,000	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 2021A - AGM Insured	5.000	07/01/26	204,972
150,000	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 2021A - AGM Insured	5.000	07/01/27	156,478
240,000	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 2021A - AGM Insured	5.000	07/01/28	254,201
685,000	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 2021A - AGM Insured	2.500	07/01/29	668,765
200,000	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 2021A - AGM Insured	5.000	07/01/30	216,791
10,000,000	Maine State Housing Authority, Multifamily Mortgage Purchase Bonds, Series 2020B	2.350	11/15/40	7,393,506
3,125,000	Maine State Housing Authority, Multifamily Mortgage Purchase Bonds, Series 2021A	2.050	11/15/41	2,080,878
7,425,000	Maine State Housing Authority, Multifamily Mortgage Purchase Bonds, Series 2022A	2.400	11/15/41	5,309,387
6,280,000	Maine State Housing Authority, Single Family Mortgage Purchase Bonds, Series 2020D	2.550	11/15/40	4,781,645
3,250,000	Maine State Housing Authority, Single Family Mortgage Purchase Bonds, Series 2021B	2.200	11/15/41	2,271,365
10,675,000	Maine State Housing Authority, Single Family Mortgage Purchase Bonds, Social Series 2021C	2.150	11/15/41	7,384,654
3,000,000	Maine State Housing Authority, Single Family Mortgage Purchase Bonds, Social Series 2021D	2.400	11/15/41	2,181,970
1,230,000	Maine State Housing Authority, Single Family Mortgage Purchase Bonds, Social Series 2024C	4.550	11/15/44	1,219,134

	TOTAL MAINE			43,142,373

	MARYLAND - 1.7%
1,270,000	Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series 2016	3.250	01/01/31	1,225,773
3,365,000	Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series 2016	5.000	01/01/37	3,382,255
1,760,000	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017	5.000	09/01/27	1,787,808
2,780,000	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017	5.000	09/01/29	2,814,128
1,000,000	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017	5.000	09/01/30	1,011,039
1,365,000	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017	5.000	09/01/31	1,378,215
145,000	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017	5.000	09/01/34	145,723

70	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MARYLAND (continued)
$1,500,000		Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017	5.000%	09/01/39	$1,481,046
2,800,000		Charles County, Maryland, General Obligation Bonds, Refunding & Consolidated Public Improvement Series 2017	2.400	10/01/29	2,641,382
3,000,000		Howard County Housing Commission, Maryland, Revenue Bonds, Columbia Landing Project, Refunding Series 2021A	1.600	06/01/29	2,663,949
5,000,000		Howard County, Maryland, General Obligation Bonds, Consolidated Public Improvement Project, Series 2018A	3.000	02/15/30	4,900,948
22,335,000		Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2019C	3.000	09/01/39	18,579,939
10,375,000		Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2020A	2.500	09/01/40	7,846,977
15,055,000		Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2021A	1.950	09/01/41	9,863,545
13,245,000		Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2021B	2.100	09/01/41	9,096,433
20,000,000		Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2021C	2.450	09/01/41	14,724,458
1,000,000		Maryland Economic Development Corporation, Student Housing Revenue Bonds, University of Maryland, College Park Project, Refunding Series 2016 - AGM Insured	5.000	06/01/28	1,018,279
7,000,000		Maryland Health and HIgher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical Systems, Series 2020B-2, (Mandatory Put 7/01/27)	5.000	07/01/45	7,198,461
4,925,000		Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical Systems, Series 2025B, (Mandatory Put 7/01/31)	5.000	07/01/45	5,357,684
805,000		Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical Center, Series 2016A	5.000	07/01/32	817,865
2,250,000		Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical Center, Series 2016A	5.000	07/01/33	2,283,980
1,650,000		Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical Center, Series 2016A	5.000	07/01/34	1,673,583
2,000,000		Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical Center, Series 2016A	5.000	07/01/35	2,027,094
1,570,000		Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical Center, Series 2016A	5.000	07/01/36	1,590,321
1,000,000		Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Adventist HealthCare Issue, Series 2021B	4.000	01/01/39	927,710
15,025,000		Maryland State, General Obligation Bonds, State and Local Facilities Loan, Second Series 2020A-2	5.000	08/01/25	15,135,653
7,080,000		Maryland Transportation Authority, Revenue Bonds, Transportation Facilities Projects, Refunding Series 2024A	5.000	07/01/37	7,868,505

		TOTAL MARYLAND			129,442,753

		MASSACHUSETTS - 1.3%
835,000		Massachusetts Development Finance Agency Revenue Bonds, Lawrence General Hospital Issue, Series 2014A	5.000	07/01/26	831,976
680,000		Massachusetts Development Finance Agency Revenue Bonds, Lawrence General Hospital Issue, Series 2014A	5.000	07/01/27	674,448
925,000		Massachusetts Development Finance Agency Revenue Bonds, Lawrence General Hospital Issue, Series 2014A	5.000	07/01/28	910,837
960,000		Massachusetts Development Finance Agency Revenue Bonds, Lawrence General Hospital Issue, Series 2014A	5.000	07/01/29	938,484
4,800,000	(c)	Massachusetts Development Finance Agency Revenue Refunding Bonds, NewBridge on the Charles, Inc. Issue, Series 2017	4.000	10/01/32	4,745,908
1,968,811	(c),(d)	Massachusetts Development Finance Agency, Health Care Facility Revenue Bonds, Adventcare Project, Series 2007A	6.650	10/15/28	20

See Notes To Financial Statements	71

Portfolio of Investments March 31, 2025 (continued)

Intermediate Duration

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MASSACHUSETTS (continued)
$1,670,000		Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Series 2016E	3.375%	07/01/36	$1,467,452
7,575,000		Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Refunding Series 2025B-1	5.000	10/01/39	8,329,546
2,275,000		Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue, Series 2018J-2	5.000	07/01/33	2,362,731
1,085,000		Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue, Series 2018J-2	5.000	07/01/38	1,115,599
1,215,000		Massachusetts Development Finance Agency, Revenue Bonds, Harvard University, Series 2024B	5.000	02/15/33	1,380,600
15,090,000		Massachusetts Development Finance Agency, Revenue Bonds, Harvard University, Series 2025A-2, (Mandatory Put 11/15/35)	5.000	05/15/55	17,397,486
415,000	(e)	Massachusetts Development Finance Agency, Revenue Bonds, Milford Regional Medical Center Issue, Series 2020G, (Pre- refunded 7/15/30)	5.000	07/15/32	456,644
320,000	(e)	Massachusetts Development Finance Agency, Revenue Bonds, Milford Regional Medical Center Issue, Series 2020G, (Pre- refunded 7/15/30)	5.000	07/15/33	352,111
300,000	(e)	Massachusetts Development Finance Agency, Revenue Bonds, Milford Regional Medical Center Issue, Series 2020G, (Pre- refunded 7/15/30)	5.000	07/15/34	330,104
270,000	(e)	Massachusetts Development Finance Agency, Revenue Bonds, Milford Regional Medical Center Issue, Series 2020G, (Pre- refunded 7/15/30)	5.000	07/15/35	297,094
135,000	(e)	Massachusetts Development Finance Agency, Revenue Bonds, Milford Regional Medical Center Issue, Series 2020G, (Pre- refunded 7/15/30)	5.000	07/15/36	148,547
145,000	(e)	Massachusetts Development Finance Agency, Revenue Bonds, Milford Regional Medical Center Issue, Series 2020G, (Pre- refunded 7/15/30)	5.000	07/15/37	159,550
250,000		Massachusetts Development Finance Agency, Revenue Bonds, Phillips Academy, Refunding Series 2024A	5.000	09/01/30	276,817
425,000		Massachusetts Development Finance Agency, Revenue Bonds, Phillips Academy, Refunding Series 2024A	5.000	09/01/32	479,468
225,000		Massachusetts Development Finance Agency, Revenue Bonds, Phillips Academy, Refunding Series 2024A	5.000	09/01/33	255,567
275,000		Massachusetts Development Finance Agency, Revenue Bonds, Phillips Academy, Refunding Series 2024A	5.000	09/01/36	311,169
1,080,000		Massachusetts Development Finance Agency, Revenue Bonds, Simmons University Issue, Series 2018L	5.000	10/01/30	1,093,671
1,240,000		Massachusetts Development Finance Agency, Revenue Bonds, Simmons University Issue, Series 2018L	5.000	10/01/31	1,251,805
1,775,000		Massachusetts Development Finance Agency, Revenue Bonds, Simmons University Issue, Series 2018L	5.000	10/01/32	1,786,794
1,695,000		Massachusetts Development Finance Agency, Revenue Bonds, Smith College, Series 2025	5.000	07/01/35	1,960,647
1,130,000		Massachusetts Development Finance Agency, Revenue Bonds, Southcoast Health System Obligated Group Issue, Series 2021G	5.000	07/01/35	1,199,294
1,045,000		Massachusetts Development Finance Agency, Revenue Bonds, Southcoast Health System Obligated Group Issue, Series 2021G	5.000	07/01/36	1,105,551
4,250,000		Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Health Care Obligated Group Issue, Series 2017L	3.625	07/01/37	3,723,705
4,245,000		Massachusetts Development Finance Agency, Revenue Bonds, Wellforce Issue, Series 2019A	4.000	07/01/37	3,872,255
1,220,000		Massachusetts Development Finance Agency, Revenue Bonds, Williams College, Series 2011N, (Mandatory Put 7/01/25)	0.450	07/01/41	1,208,858
1,640,000		Massachusetts Housing Finance Agency, Housing Bonds, Series 2019B-1	3.000	12/01/39	1,335,636
2,875,000		Massachusetts Housing Finance Agency, Housing Bonds, Sustainability Green Series 2021A-1	2.125	12/01/41	1,977,315
2,100,000		Massachusetts Housing Finance Agency, Housing Bonds, Sustainability Green Series 2023A-3	3.050	12/01/27	2,084,408

72	See Notes To Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	MASSACHUSETTS (continued)
$3,000,000	Massachusetts Housing Finance Agency, Housing Bonds, Sustainability Series 2019C-1	2.900%	12/01/39	$2,398,258
1,900,000	Massachusetts Housing Finance Agency, Multifamily Housing Bonds, Green Sustainability Series 2024A1	4.550	12/01/44	1,885,034
5,350,000	Massachusetts Housing Finance Agency, Multifamily Housing Bonds, Green Sustainability Series 2024B3	3.500	06/01/29	5,325,519
7,570,000	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 2019-214	2.800	12/01/39	6,105,049
2,330,000	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 2020-218	2.300	12/01/40	1,744,895
4,930,000	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Social Series 2020-220	2.125	12/01/40	3,488,786
4,935,000	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Social Series 2021-221	2.200	12/01/41	3,446,814
2,935,000	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Social Series 2021-223	2.350	06/01/39	2,284,081
1,555,000	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Social Series 2024-234	4.100	12/01/39	1,528,757
2,800,000	Massachusetts State, General Obligation Bonds, Refunding Series 2024B	5.000	11/01/37	3,106,925
2,800,000	Massachusetts State, General Obligation Bonds, Refunding Series 2024B	5.000	11/01/38	3,076,820

	TOTAL MASSACHUSETTS			100,213,035

	MICHIGAN - 2.4%
665,000	Marquette, Michigan, Electric Utility System Revenue Bonds, Refunding Series 2016A	5.000	07/01/30	679,103
190,000	Michigan Finance Authority, Hospital Revenue Bonds, Bronson Healthcare Group, Inc., Series 2019B, (Mandatory Put 11/16/26)	5.000	11/15/44	193,993
11,275,000	Michigan Finance Authority, Hospital Revenue Bonds, McLaren Health Care, Refunding Series 2015D-1, (Mandatory Put 4/13/28)	1.200	10/15/30	10,496,479
17,335,000	Michigan Finance Authority, Hospital Revenue Bonds, McLaren Health Care, Refunding Series 2015D-2, (Mandatory Put 4/13/28)	1.200	10/15/38	16,090,798
5,010,000	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Sewage Disposal System Local Project, Second Lien Series 2015C	5.000	07/01/34	5,026,939
10,585,000	Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2022B-MI, (Mandatory Put 12/01/28)	5.000	12/01/43	11,168,799
1,800,000	Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds, 2007 Sold Tobacco Receipts, Senior Current Interest Series 2020A-CL-1	5.000	06/01/28	1,872,617
2,500,000	Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds, 2007 Sold Tobacco Receipts, Senior Current Interest Series 2020A-CL-1	5.000	06/01/33	2,624,976
2,435,000	Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds, 2007 Sold Tobacco Receipts, Senior Current Interest Series 2020A-CL-1	4.000	06/01/34	2,407,274
1,000,000	Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds, 2007 Sold Tobacco Receipts, Senior Current Interest Series 2020A-CL-1	4.000	06/01/35	983,187
2,470,000	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2018A	3.800	10/01/38	2,308,794
8,730,000	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2021A	2.250	10/01/41	6,173,757
7,695,000	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2024A	3.700	04/01/30	7,710,796
2,255,000	Michigan Housing Development Authority, Single Family Mortgage Revenue Bonds, Fixed Rate Series 2018C	3.650	12/01/39	2,051,165
13,000,000	Michigan Housing Development Authority, Single Family Mortgage Revenue Bonds, Series 2019B	2.950	12/01/39	10,744,659
25,205,000	Michigan Housing Development Authority, Single Family Mortgage Revenue Bonds, Series 2020C	2.600	12/01/40	19,212,857

See Notes To Financial Statements	73

Portfolio of Investments March 31, 2025 (continued)

Intermediate Duration

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	MICHIGAN (continued)
$9,620,000	Michigan Housing Development Authority, Single Family Mortgage Revenue Bonds, Social Series 2021A	2.150%	12/01/41	$6,650,518
7,405,000	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2015-I	5.000	04/15/30	7,462,728
9,000,000	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2015-I	5.000	10/15/45	9,028,543
22,850,000	Michigan Strategic Fund, Limited Obligation Pollution Control Revenue Refunding Bonds, Detroit Edison Company, Variable Rate Demand Obligations, Series 1995CC	1.450	09/01/30	19,274,912
21,550,000	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Detroit Edison Company Exempt Facilities Project, Refunding Variable Rate Series 2008ET-2	1.350	08/01/29	18,813,133
2,255,000	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Graphic Packaging International, LLC Coated Recycled Board Machine Project, Green Series 2021, (AMT), (Mandatory Put 10/01/26)	4.000	10/01/61	2,251,261
8,125,000	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Refunding Series 2015F, (AMT)	5.000	12/01/28	8,189,491
3,765,000	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Refunding Series 2015F, (AMT)	5.000	12/01/32	3,779,358
5,295,000	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Refunding Series 2015F, (AMT)	5.000	12/01/33	5,309,175
5,000,000	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Refunding Series 2015F, (AMT)	5.000	12/01/34	5,012,411

	TOTAL MICHIGAN			185,517,723

	MINNESOTA - 1.3%
1,910,000	Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2018A	5.000	02/15/33	1,975,489
1,150,000	Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2018A	5.000	02/15/37	1,176,143
7,085,000	Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2018A	4.250	02/15/43	6,639,708
7,550,000	Edina Independent School District 273, Hennepin County, Minnesota, General Obligation Bonds, Facilities Maintenance Capital Notes Alternative Facilities and School Building Refunding Series 2024A	5.000	02/01/28	7,985,146
6,585,000	Edina Independent School District 273, Hennepin County, Minnesota, General Obligation Bonds, Facilities Maintenance Capital Notes Alternative Facilities and School Building Refunding Series 2024A	3.000	02/01/36	6,038,173
13,970,000	Minneapolis, Minnesota, Health Care System Revenue Bonds, Allina Health System, Series 2023A, (Mandatory Put 11/15/28)	5.000	11/15/52	14,695,103
1,370,000	Minneapolis-Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care System Revenue Bonds, Allina Health System, Refunding Series 2017A	5.000	11/15/28	1,418,502
5,000,000	Minneapolis-Saint Paul Metropolitan Council, Minnesota, General Obligation Wastewater Revenue Bonds, Series 2015C	3.500	03/01/28	5,001,707
1,000,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2019B, (AMT)	5.000	01/01/27	1,025,263
2,850,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Subordinate Series 2024A, (AMT)	5.000	01/01/28	2,967,569
3,495,607	Minnesota Housing Finance Agency, Homeownership Finance Bonds, Mortgage-Backed Securities Program, Series 2017E	2.850	06/01/47	2,839,952
2,595,000	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2013C	3.900	07/01/43	2,329,230

74	See Notes To Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	MINNESOTA (continued)
$6,065,000	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2020B	2.625%	01/01/40	$4,691,386
5,790,000	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2020B	3.500	07/01/50	5,765,580
5,430,000	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2020E	2.500	07/01/40	4,114,904
4,605,000	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2020I	2.000	07/01/40	3,152,358
4,110,000	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2021D	2.200	07/01/41	2,887,477
9,245,000	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2021H	2.350	07/01/41	6,689,861
4,235,000	Minnesota Municipal Gas Agency, Commodity Supply Revenue Bonds, Series 2022A, (Mandatory Put 12/01/27)	4.000	12/01/52	4,274,355
6,445,000	Saint Paul Independent School District 625, Ramsey County, Minnesota, Certificates of Participation, Series 2018B	3.500	02/01/39	5,960,133
2,650,000	White Bear Lake Independent School District 624, Ramsey County, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2021A	2.000	02/01/28	2,510,683
3,095,000	White Bear Lake Independent School District 624, Ramsey County, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2021A	2.000	02/01/29	2,870,653
4,135,000	White Bear Lake Independent School District 624, Ramsey County, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2021A	2.000	02/01/30	3,751,766

	TOTAL MINNESOTA			100,761,141

	MISSISSIPPI - 0.3%
5,595,000	Mississippi Business Finance Corporation, Pollution Control Revenue, Mississippi Power, Series 2002	3.200	09/01/28	5,564,419
1,000,000	Mississippi Business Finance Corporation, Revenue Bonds, System Energy Resources, Inc. Project, Refunding Series 2021	2.375	06/01/44	621,024
2,490,000	Mississippi Home Corporation, Single Family Mortgage Revenue Bonds, Series 2020A	2.450	12/01/39	1,924,848
2,170,000	Mississippi Home Corporation, Single Family Mortgage Revenue Bonds, Series 2020A	3.750	06/01/49	2,172,338
1,470,000	Mississippi Home Corporation, Single Family Mortgage Revenue Bonds, Series 2021A	2.000	12/01/40	1,017,873
2,830,000	Mississippi Home Corporation, Single Family Mortgage Revenue Bonds, Series 2024A	4.000	12/01/39	2,702,954
6,560,000	Mississippi Home Corporation, Single Family Mortgage Revenue Bonds, Series 2024C	4.650	12/01/44	6,522,636
2,000,000	Mississippi State, Gaming Tax Revenue Bonds, Series 2019A	5.000	10/15/37	2,061,917
1,590,000	Mississippi State, Gaming Tax Revenue Bonds, Series 2019A	4.000	10/15/38	1,534,215

	TOTAL MISSISSIPPI			24,122,224

	MISSOURI - 1.5%
920,000	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeasthealth, Series 2016A	6.000	03/01/33	930,424
1,000,000	Curators of the University of Missouri, System Facilities Revenue Bonds, Series 2024	5.000	11/01/34	1,143,001
3,705,000	Kansas City Industrial Development Authority, Missouri, Airport Special Obligation Bonds, Kansas City International Airport Project, Refunding Series 2019A, (AMT)	5.000	03/01/38	3,797,903
8,000,000	Kansas City, Missouri, Sanitary Sewer System Revenue Bonds, Refunding & Improvement Series 2016A	4.000	01/01/40	7,774,622
4,595,000	Kansas City, Missouri, Water Revenue Bonds, Series 2017A	4.000	12/01/39	4,518,623
4,000,000	Ladue School District, Saint Louis County, Missouri, General Obligation Bonds, Series 2021	2.000	03/01/32	3,385,153
3,000,000	Lees Summit Industrial Development Authority, Missouri, Revenue Bonds, John Knox Village, Series 2024A	5.000	08/15/39	3,106,579
10,425,000	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Refunding Series 1998A	2.900	09/01/33	9,291,358

See Notes To Financial Statements	75

Portfolio of Investments March 31, 2025 (continued)

Intermediate Duration

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	MISSOURI (continued)
$12,000,000	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Series 1998B	2.900%	09/01/33	$10,695,089
15,085,000	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Series 1998C	2.750	09/01/33	13,459,812
12,040,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC Health System, Series 2021B, (Mandatory Put 5/01/26)	4.000	05/01/51	12,166,852
2,000,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC Health System, Series 2025A	4.000	04/01/45	1,846,781
12,060,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC Health System, Series 2025C, (Mandatory Put 4/01/35)	5.000	04/01/59	13,333,491
1,010,000	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, First Place Home Ownership Loan Program Series 2024C	4.550	11/01/44	1,001,399
5,065,000	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, First Place Home Ownership Loan Program Series 2024E	4.450	11/01/44	4,945,374
3,000,000	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, First Place Home Ownership Loan Program Series 2024G	3.950	11/01/39	2,844,430
3,565,000	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, First Place Homeownership Loan Program, Series 2019C	2.750	11/01/39	2,840,631
1,500,000	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, First Place Homeownership Loan Program, Series 2020A	2.550	11/01/40	1,142,623
1,015,000	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, First Place Homeownership Loan Program, Series 2021A	2.150	11/01/41	702,549
4,215,000	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, First Place Homeownership Loan Program, Series 2021B	2.000	11/01/41	2,823,196
5,000,000	Springfield, Missouri, Public Utility Revenue Bonds, Refunding Series 2015	4.000	08/01/35	4,999,450
5,000,000	Springfield, Missouri, Public Utility Revenue Bonds, Refunding Series 2015	4.000	08/01/36	4,955,701
935,000	Stoddard County Industrial Development Authority, Missouri, Health Facility Revenue Bonds, Southeasthealth, Series 2016B	6.000	03/01/37	946,001

	TOTAL MISSOURI			112,651,042

	MONTANA - 0.5%
1,505,000	Cascade County High School District A Great Falls, Montana, General Obligation Bonds, School Building Series 2018	5.000	07/01/38	1,567,456
740,000	Flathead County School District 44 Whitefish, Montana, General Obligation Bonds, School Building Series 2025 - BAM Insured	5.000	07/01/34	829,927
25,000	Flathead County School District 44 Whitefish, Montana, General Obligation Bonds, School Building Series 2025 - BAM Insured	5.000	07/01/35	28,172
695,000	Flathead County School District 44 Whitefish, Montana, General Obligation Bonds, School Building Series 2025 - BAM Insured	5.000	07/01/36	778,142
485,000	Flathead County School District 44 Whitefish, Montana, General Obligation Bonds, School Building Series 2025 - BAM Insured	5.000	07/01/38	536,918
25,675,000	Forsyth, Montana Pollution Control Revenue Bonds, Portland General Electric Company Project, Refunding Series 1998A	2.125	05/01/33	21,286,459
2,675,000	Forsyth, Rosebud County, Montana, Pollution Control Revenue Refunding Bonds, Northwestern Corporation Colstrip Project, Series 2023	3.875	07/01/28	2,707,806
1,000,000	Gallatin County School District 44 Belgrade, Montana, General Obligation Bonds, School Building Series 2019	4.000	06/01/33	1,020,833
1,045,000	Montana Board of Housing, Single Family Mortgage Bonds, Series 2021A-1	2.000	12/01/41	687,991

76	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MONTANA (continued)
$1,725,000		Montana Board of Housing, Single Family Mortgage Bonds, Series 2021B	2.000%	12/01/41	$1,159,371
1,000,000		Montana Board of Housing, Single Family Mortgage Bonds, Series 2024A	3.950	12/01/39	941,313
1,000,000		Montana Board of Housing, Single Family Mortgage Bonds, Series 2024A	4.450	12/01/44	976,756
490,000		Montana Board of Housing, Single Family Mortgage Bonds, Series 2024B	3.900	12/01/39	460,686
810,000		Montana Board of Housing, Single Family Mortgage Bonds, Series 2024B	4.300	12/01/44	779,997
2,000,000	(f)	Montana Board of Housing, Single Family Mortgage Bonds, Series 2025A	4.250	12/01/40	1,998,899
565,000		Montana Facility Finance Authority, Montana, Health Facilities Revenue Bonds, Bozeman Deaconess Health Services Obligated Group, Series 2018	3.250	06/01/32	532,075

		TOTAL MONTANA			36,292,801

		NATIONAL - 0.5%
18,745,000	(c)	Federal Home Loan Mortgage Corporation, National, Multifamily Variable Rate Certificates Relating to Corporate Taxable Debt Series 2019	3.150	01/15/36	17,105,099
19,519,716		Federal Home Loan Mortgage Corporation, National, Multifamily Variable Rate Certificates Relating to Municipal Securities Class A Series 2019M-053	2.550	06/15/35	17,018,844
5,072,108		Freddie Mac Multi-Family ML Certificates, Series ML 05, Series 2019A	3.400	01/25/36	4,869,003

		TOTAL NATIONAL			38,992,946

		NEBRASKA - 0.9%
6,640,000		Central Plains Energy Project, Nebraska, Gas Project 4 Revenue Bonds, Refunding Series 2023A-1, (Mandatory Put 11/01/29)	5.000	05/01/54	6,931,201
2,025,000		Douglas County Hospital Authority 2, Nebraska, Hospital Revenue Bonds, Madonna Rehabilitation Hospital Project, Series 2014	5.000	05/15/28	2,025,895
8,520,000		Douglas County Hospital Authority 2, Nebraska, Hospital Revenue Bonds, Madonna Rehabilitation Hospital Project, Series 2014	5.000	05/15/44	8,376,066
1,000,000		Lincoln, Nebraska, Airport Revenue Bonds, Series 2021, (AMT)	4.000	07/01/36	967,457
530,000		Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Faith Regional Health Services Project, Series 2018	5.000	07/01/25	531,705
750,000		Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Faith Regional Health Services Project, Series 2018	5.000	07/01/26	751,998
200,000		Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Faith Regional Health Services Project, Series 2018	5.000	07/01/27	200,370
835,000		Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Faith Regional Health Services Project, Series 2018	5.000	07/01/28	835,934
485,000		Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Faith Regional Health Services Project, Series 2018	5.000	07/01/29	485,448
1,000,000		Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Faith Regional Health Services Project, Series 2018	5.000	07/01/30	1,000,129
180,000		Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Faith Regional Health Services Project, Series 2018	5.000	07/01/33	178,819
160,000		Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2019D	2.600	09/01/34	136,633
7,205,000		Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2019D	2.850	09/01/39	5,890,821
10,000,000		Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2020A	2.550	09/01/40	7,631,844

See Notes To Financial Statements	77

Portfolio of Investments March 31, 2025 (continued)

Intermediate Duration

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		NEBRASKA (continued)
$595,000		Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2021A	1.950%	09/01/37	$436,612
17,770,000		Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2021C	2.300	09/01/41	12,706,158
2,290,000		Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2023A	4.125	09/01/38	2,210,908
1,380,000		Papillion-LaVista School District 27, Sarpy County, Nebraska, General Obligation Bonds, Refunding Series 2020B	4.000	12/01/26	1,407,775
1,775,000		Sarpy County School District 037 Gretna Public Schools, Nebraska, General Obligation Bonds, Refunding Series 2019	4.000	06/15/33	1,800,146
2,240,000		Sarpy County, Nebraska, Limited Tax Highway Allocation Fund Pledge Bonds, Series 2021	2.000	06/01/27	2,157,368
6,320,000		Saunders County School District 1, Ashland-Greenwood, Nebraska, General Obligation Bonds, Series 2021	2.000	12/15/50	3,337,977
3,660,000		Scotts Bluff County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Regional West Medical Center Project, Refunding & Improvement Series 2016A	5.250	02/01/28	3,680,918
1,355,000		Scotts Bluff County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Regional West Medical Center Project, Refunding & Improvement Series 2016A	5.250	02/01/29	1,358,681
5,885,000		Southeast Community College Area, Nebraska, Certificates of Participation, Series 2018	3.375	12/15/37	5,478,976

		TOTAL NEBRASKA			70,519,839

		NEVADA - 0.3%
1,650,000		Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-18 Inspirada, Refunding Series 2016	4.000	09/01/32	1,574,386
2,135,000		Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-18 Inspirada, Refunding Series 2016	4.000	09/01/35	1,933,872
3,585,000		Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds, Refunding Series 2017B	4.000	07/01/34	3,596,047
2,860,000		Nevada Housing Division, Single Family Housing Mortgage Revenue Bonds, Refunding Series 2021A	2.200	10/01/41	2,002,303
5,000,000		Nevada State, General Obligation Bonds, Limited Tax Capital Improvement & Cultural Affairs, Refunding Series 2025A	5.000	10/01/25	5,056,397
1,615,000	(c)	Sparks, Nevada, Sales Tax Revenue Bonds, Tourism Improvement District 1 Legends at Sparks Marina, Refunding Senior Series 2019A	2.750	06/15/28	1,571,795
6,760,000		Washoe County School District, Nevada, General Obligation Bonds, Limited Tax Improvement Series 2024B	3.000	06/01/38	5,963,162
4,000,000		Washoe County, Nevada, Gas and Water Facilities Revenue Bonds, Sierra Pacific Power Company, Refunding Series 2016B, (Mandatory Put 10/01/29)	3.625	03/01/36	3,986,869

		TOTAL NEVADA			25,684,831

		NEW HAMPSHIRE - 1.1%
16,906,788		National Finance Authority, New Hampshire, Municipal Certificates Series 2020-1 Class A	4.125	01/20/34	16,866,712
10,490,555		National Finance Authority, New Hampshire, Municipal Certificates Series 2022-2 Class A	4.000	10/20/36	10,187,280
2,942,944		National Finance Authority, New Hampshire, Municipal Certificates Social Series 2023-2 Class A	3.875	01/20/38	2,782,292
6,269,228		National Finance Authority, New Hampshire, Municipal Certificates Social Series 2024-1 Class A	4.250	07/20/41	6,049,612
5,591,395		National Finance Authority, New Hampshire, Municipal Certificates Social Series 2024-2 Class A	3.625	08/20/39	5,145,877
5,784,651		National Finance Authority, New Hampshire, Municipal Certificates Social Series 2024-4 Class A	4.180	11/20/39	5,684,256
14,000,000		New Hampshire Business Finance Authority, Pollution Control Revenue Bonds, United Illuminating Company, Refunding Series 2003A	4.500	10/01/33	14,216,819
1,145,000	(e)	New Hampshire Business Finance Authority, Water Facility Revenue Bonds, Pennichuck Water Works Inc. Project , Series 2015A., (Pre-refunded 1/01/26), (AMT)	4.250	01/01/36	1,152,514

78	See Notes To Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	NEW HAMPSHIRE (continued)
$1,000,000	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Concord Hospital, Series 2021A	4.000%	10/01/32	$1,007,347
1,000,000	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Concord Hospital, Series 2021A	4.000	10/01/34	1,001,369
1,000,000	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Concord Hospital, Series 2021A	4.000	10/01/38	977,387
1,000,000	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Elliot Hospital, Series 2016	5.000	10/01/38	997,915
1,255,000	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Southern New Hampshire Medical Center, Series 2016	3.500	10/01/34	1,206,846
1,515,000	New Hampshire Housing Finance Authority, Single Family Mortgage Acquisition Bonds, Social Series 2024A	4.050	07/01/39	1,473,108
1,990,000	New Hampshire Housing Finance Authority, Single Family Mortgage Acquisition Bonds, Social Series 2024A	4.500	07/01/44	1,955,877
10,370,000	New Hampshire Housing Finance Authority, Single Family Mortgage Acquisition Bonds, Social Series 2024C	4.450	07/01/44	10,139,550
2,505,000	New Hampshire Housing Finance Authority, Single Family Mortgage Acquisition Bonds, Social Series 2025A	4.150	07/01/40	2,457,413
2,375,000	New Hampshire Housing Finance Authority, Single Family Mortgage Acquisition Bonds, Social Series 2025A	4.500	07/01/45	2,328,909

	TOTAL NEW HAMPSHIRE			85,631,083

	NEW JERSEY - 3.2%
5,925,000	Bergen County Improvement Authority, New Jersey, County Guaranteed Governmental Pooled Project Notes, Series 2024	4.500	05/28/25	5,940,049
1,580,000	Borough of Fair Lawn, Bergen County, New Jersey, General Obligation Bonds, General Capital and Water Utility Series 2021	2.000	09/01/32	1,340,020
1,220,000	Clifton, New Jersey, General Obligation Bonds, Refunding Series 2021 - BAM Insured	2.000	08/15/29	1,114,974
2,075,000	Clifton, New Jersey, General Obligation Bonds, Refunding Series 2021 - BAM Insured	2.000	08/15/30	1,842,955
2,060,000	Clifton, New Jersey, General Obligation Bonds, Refunding Series 2021 - BAM Insured	2.000	08/15/31	1,770,941
6,800,000	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2013	5.000	01/01/37	6,804,030
10,000,000	East Brunswick Township, Middlesex County, New Jersey, General Obligation Bonds, General Improvement Water Utility Bond Anticipation Notes Series 2024	4.500	07/15/25	10,050,392
2,385,000	East Brunswick Township, Middlesex County, New Jersey, General Obligation Bonds, Series 2020	2.000	07/15/30	2,144,824
1,095,000	East Brunswick Township, Middlesex County, New Jersey, General Obligation Bonds, Series 2021	2.000	02/15/26	1,080,150
1,385,000	East Brunswick Township, Middlesex County, New Jersey, General Obligation Bonds, Series 2021	2.000	02/15/27	1,341,448
1,355,000	East Brunswick Township, Middlesex County, New Jersey, General Obligation Bonds, Series 2021	2.000	02/15/30	1,229,924
1,410,000	Flemington-Raritan Regional School District, Hunterdon County, New Jersey, General Obligation Bonds, Series 2019	2.375	09/01/34	1,172,559
1,585,000	Gloucester Township, New Jersey, General Obligation Bonds, Series 2019 - BAM Insured	2.250	02/01/29	1,488,151
4,115,000	New Jersey Economic Development Authority, New Jersey, Transit Transportation Project Revenue Bonds, Series 2020A	5.000	11/01/32	4,364,310
1,350,000	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge Replacement Project, Series 2013, (AMT)	5.000	01/01/28	1,352,331
2,345,000	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge Replacement Project, Series 2013 - AGM Insured, (AMT)	5.000	01/01/31	2,353,306
2,000,000	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge Replacement Project, Series 2013, (AMT)	5.375	01/01/43	2,002,181
7,290,000	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Refunding Subordinate Series 2017A	3.375	07/01/30	6,976,295

See Notes To Financial Statements	79

Portfolio of Investments March 31, 2025 (continued)

Intermediate Duration

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	NEW JERSEY (continued)
$25,000,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Refunding Series 2015XX	5.000%	06/15/27	$25,081,423
700,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Social Series 2021QQQ	5.000	06/15/26	716,148
455,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Social Series 2021QQQ	5.000	06/15/27	473,715
430,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Social Series 2021QQQ	5.000	06/15/28	454,758
5,000,000	New Jersey Economic Development Authority, Special Facility Revenue Bonds, Port Newark Container Terminal LLC Project, Refunding Series 2017, (AMT)	5.000	10/01/47	4,934,149
37,560,000	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American Water Company Inc. Project, Refunding Series 2019A, (AMT), (Mandatory Put 12/03/29)	2.200	10/01/39	32,756,628
5,295,000	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American Water Company Inc. Project, Refunding Series 2020B, (AMT), (Mandatory Put 6/01/28)	3.750	11/01/34	5,275,869
3,345,000	New Jersey Health Care Facilities Authority, Revenue Bonds, Atlanticare Health System Obligated Group Issue, Series 2021	2.375	07/01/46	2,110,788
1,230,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s Healthcare System Obligated Group Issue, Refunding Series 2016	5.000	07/01/35	1,240,969
205,000	New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds, Senior Lien Series 2017-1A, (AMT)	3.500	12/01/29	204,599
530,000	New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds, Senior Lien Series 2017-1A, (AMT)	3.750	12/01/31	529,489
540,000	New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds, Senior Lien Series 2017-1A, (AMT)	4.000	12/01/32	539,699
230,000	New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds, Senior Lien Series 2017-1A, (AMT)	3.750	12/01/33	229,774
515,000	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2018A	3.750	10/01/35	496,142
80,000	New Jersey State, General Obligation Bonds, Covid-19 Emergency Series 2020A	5.000	06/01/25	80,266
20,000	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2016A-1	5.000	06/15/29	20,389
3,000,000	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2018A	5.000	06/15/28	3,063,300
6,795,000	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2018A	5.000	06/15/29	6,928,913
5,635,000	New Jersey Transportation Trust Fund Authority, Transportation Program Bonds, Forward Delivery Series 2022AA	5.000	06/15/33	6,159,072
5,020,000	New Jersey Transportation Trust Fund Authority, Transportation Program Bonds, Series 2022BB	4.000	06/15/42	4,649,260
1,830,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006C - FGIC Insured	0.000	12/15/31	1,439,157
5,065,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019A	5.000	12/15/25	5,133,291
440,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019A	5.000	12/15/26	454,096
10,230,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019A	5.000	12/15/33	10,840,761
5,265,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019A	4.000	12/15/39	5,028,711
7,570,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019AA	3.750	06/15/33	7,455,955
6,190,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019BB	5.000	06/15/33	6,486,422
2,570,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2020AA	4.000	06/15/36	2,536,980
2,825,000	Ocean City, New Jersey, General Obligation Bonds, General Improvement Series 2019	2.250	09/15/33	2,395,076

80	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		NEW JERSEY (continued)
$2,345,000		Ocean City, New Jersey, General Obligation Bonds, Refunding General Improvement Series 2016	1.000%	11/15/28	$2,113,072
1,530,000		South Orange & Maplewood School District, Essex County, New Jersey, General Obligation Bonds, Series 2021	2.125	08/15/42	1,010,320
6,190,000		Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A	5.000	06/01/28	6,437,464
14,150,000		Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A	5.000	06/01/29	14,669,362
3,320,000		Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A	5.000	06/01/31	3,428,628
2,180,000		Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A	5.000	06/01/34	2,237,590
6,205,000		Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A	5.000	06/01/36	6,343,015
11,265,000		Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A	4.000	06/01/37	10,812,621
2,410,000		Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018B	5.000	06/01/46	2,357,787
2,585,000		Toms River Board of Education, Ocean County, New Jersey, General Obligation Bonds, Regional Schools Series 2019	2.000	07/15/26	2,537,208
1,255,000		West Morris Regional High School District, New Jersey, General Obligation Bonds, School Series 2024	0.050	08/15/25	1,241,044

		TOTAL NEW JERSEY			245,272,750

		NEW MEXICO - 0.5%
6,355,000		Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service Company of New Mexico San Juan and Four Corners Projects, Refunding Series 2016B	2.150	04/01/33	5,243,828
1,160,000		New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2018B	3.750	07/01/38	1,076,248
3,110,000		New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2018C	3.750	07/01/38	2,976,634
3,305,000		New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2019D	3.000	07/01/39	2,783,915
1,635,000		New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2019F	2.850	07/01/39	1,341,571
2,485,000		New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2021A	2.150	07/01/41	1,728,381
4,845,000		New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2021C	2.100	07/01/41	3,335,793
3,490,000		New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2021D	2.350	07/01/41	2,525,432
780,000		New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2024C	4.100	09/01/39	765,298
1,950,000		New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2024C	4.600	09/01/44	1,927,048
6,080,000		New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2024E	4.450	09/01/44	5,961,411
600,000		New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2024G	4.100	09/01/39	588,691
2,550,000		New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2024G	4.375	09/01/44	2,479,077
2,360,000		New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Bonds, Refunding & Acquisition Series 2025, (Mandatory Put 11/01/30)	5.000	06/01/54	2,494,428

		TOTAL NEW MEXICO			35,227,755

		NEW YORK - 5.3%
1,250,000		Battery Park City Authority, New York, Revenue Bonds, Senior Series 2023B	5.000	11/01/35	1,424,758
650,000	(c)	Build NYC Resource Corporation, New York, Revenue Bonds, Albert Einstein College of Medicine, Inc, Series 2023	7.250	06/01/55	688,307
3,390,000	(c)	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter School, Series 2020A-1	5.250	06/01/40	3,271,149

See Notes To Financial Statements	81

Portfolio of Investments March 31, 2025 (continued)

Intermediate Duration

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		NEW YORK (continued)
$4,210,000	(c)	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter School, Series 2020B-1	5.000%	06/01/40	$3,955,764
5,000,000		Dormitory Authority of the State of New York, Revenue Bonds, Northwell Healthcare Inc, Series 2019B-1, (Mandatory Put 11/01/28)	1.800	05/01/48	4,690,515
1,900,000	(c)	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017	5.000	12/01/25	1,903,436
1,400,000	(c)	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017	5.000	12/01/27	1,405,573
1,300,000	(c)	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017	5.000	12/01/29	1,301,579
5,140,000		Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2016A Group A	5.000	02/15/37	5,243,197
6,965,000	(e)	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2018A, (ETM)	5.000	03/15/28	7,435,743
5,000,000		Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Second Indenture Fiscal 2017 Series A - BAM Insured	5.000	02/15/42	5,102,585
5,845,000		Long Island Power Authority, New York, Electric System General Revenue Bonds, Notes Series 2021	1.000	09/01/25	5,775,325
6,000,000		Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2020D-1	5.000	11/15/43	6,134,483
8,000,000		Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Refunding Series 2025A	5.000	11/15/41	8,410,296
1,110,000		Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2016D	5.000	11/15/31	1,135,817
5,000,000		Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2015A-1	5.000	11/15/45	5,012,252
6,000,000		Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2021A-2	4.000	11/15/42	5,520,068
1,140,000		Monroe County Industrial Development Corporation, New York, Revenue Bonds, Saint Ann?s Community Project, Series 2019	4.000	01/01/30	1,086,574
1,910,000		Monroe County Industrial Development Corporation, New York, Revenue Bonds, Saint Ann’s Community Project, Series 2019	5.000	01/01/40	1,770,228
1,525,000		Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014	5.000	07/01/28	1,526,133
1,000,000		Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014	5.000	07/01/29	1,000,631
655,000		Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014B	5.000	07/01/30	655,544
2,455,000		Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014B	5.000	07/01/32	2,456,407
1,630,000		New York City Industrial Development Agency, New York, PILOT Payment in Lieu of Taxes Revenue Bonds, Queens Baseball Stadium Project, Refunding Series 2021A - AGM Insured	4.000	01/01/32	1,659,012
1,045,000		New York City Industrial Development Agency, New York, PILOT Payment in Lieu of Taxes Revenue Bonds, Queens Baseball Stadium Project, Refunding Series 2021A - AGM Insured	3.000	01/01/33	976,529
5,020,000		New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2015 Series GG	5.000	06/15/39	5,030,251
4,245,000		New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2024 Series BB-2	5.000	06/15/39	4,656,451
5,020,000		New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2015S-2	5.000	07/15/36	5,044,642
7,390,000		New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2025 Subseries Series A-1	5.000	11/01/38	8,122,896

82	See Notes To Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	NEW YORK (continued)
$3,000,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2025 Subseries Series A-1	5.000%	11/01/39	$3,278,935
7,500,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal Series 2024G-1	5.000	05/01/42	7,954,903
13,820,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal Series 2024G-1	5.000	05/01/43	14,580,273
5,000,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal Series 2025C-1	5.000	05/01/39	5,483,818
10,000,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal Series 2025C-1	5.000	05/01/40	10,831,904
2,485,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Series 2024B	5.000	05/01/38	2,716,735
3,285,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Series 2024D-1	5.000	11/01/27	3,464,777
5,000	New York City, New York, General Obligation Bonds, Refunding Fiscal 2015 Series C	5.000	08/01/29	5,008
600,000	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Climate Bond Certified/Green Bond Series 2018I	3.625	11/01/33	590,222
2,000,000	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Climate Bond Certified/Green Bond Series 2018I	3.875	11/01/38	1,910,746
835,000	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Climate Bond Certified/Sustainability Green Series 2020J	0.750	05/01/25	832,433
2,115,000	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Climate Bond Certified/Sustainability Series 2019P	2.600	11/01/34	1,780,239
10,105,000	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Climate Bond Certified/Sustainability Series 2019P	2.850	11/01/39	8,049,560
8,105,000	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Refunding Series 2019C	3.850	11/01/39	7,587,966
17,620,000	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Refunding Series 2020H	2.300	11/01/40	12,911,873
3,190,000	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Sustainability Green Series 2024C-1	4.375	11/01/44	3,092,073
4,400,000	New York State Housing Finance Agency, Housing Revenue Bonds, 160 West 2nd Street Series 2011A-2, (Mandatory Put 4/01/32)	3.600	11/01/44	4,361,175
5,000,000	New York State Housing Finance Agency, State Personal Income Tax Revenue Bonds, Sustainability Series 2024A-2, (Mandatory Put 6/15/29)	3.350	06/15/54	5,000,518
9,795,000	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 223	3.000	10/01/39	8,132,584
10,175,000	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 225	2.300	10/01/40	7,464,630
6,000,000	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 227	2.300	10/01/40	4,401,748
21,935,000	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 231	2.400	10/01/41	15,978,268
5,335,000	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 233	2.200	04/01/36	4,197,454
12,255,000	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Social Series 239	2.450	10/01/41	9,013,795
1,000,000	New York State Power Authority, General Revenue Bonds, Green Series 2024A	5.000	11/15/33	1,155,448
3,250,000	New York State Power Authority, General Revenue Bonds, Green Series 2024A	5.000	11/15/36	3,725,987
4,950,000	New York State Power Authority, General Revenue Bonds, Green Series 2024A	5.000	11/15/37	5,630,228
745,000	New York State Thruway Authority, General Revenue Bonds, Refunding Series 2024Q	5.000	01/01/28	791,035

See Notes To Financial Statements	83

Portfolio of Investments March 31, 2025 (continued)

Intermediate Duration

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	NEW YORK (continued)
$1,190,000	New York Transportation Development Corporation, New York, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, (AMT)	5.000%	07/01/30	$1,190,239
910,000	New York Transportation Development Corporation, New York, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, (AMT)	4.000	07/01/32	890,165
8,075,000	New York Transportation Development Corporation, New York, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, (AMT)	4.000	07/01/33	7,838,294
8,585,000	New York Transportation Development Corporation, New York, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, (AMT)	5.000	07/01/34	8,586,303
18,530,000	New York Transportation Development Corporation, New York, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, (AMT)	5.000	07/01/41	18,532,459
2,690,000	New York Transportation Development Corporation, New York, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A - AGM Insured, (AMT)	4.000	07/01/46	2,396,775
30,000,000	New York Transportation Development Corporation, New York, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, (AMT)	5.250	01/01/50	29,998,971
2,150,000	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Refunding Series 2016, (AMT)	5.000	08/01/26	2,150,060
3,255,000	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, John F Kennedy International Airport New Terminal 1 Project, Green Series 2024, (AMT)	5.250	06/30/49	3,329,531
7,800,000	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport Project, Series 2022, (AMT)	5.000	12/01/29	8,183,882
15,020,000	New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2018, (AMT)	4.000	01/01/36	14,296,978
1,000,000	New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2023, (AMT)	6.000	04/01/35	1,099,043
6,400,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Seventh Series 2018, (AMT)	5.000	09/15/25	6,451,833
4,375,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Thirty-Eighth Series 2023, (AMT)	5.000	07/15/35	4,675,257
3,180,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Thirty-Eighth Series 2023, (AMT)	5.000	07/15/36	3,372,924
1,910,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Thirty-Eighth Series 2023, (AMT)	5.000	07/15/37	2,013,394
2,435,000	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014	5.000	07/01/28	2,437,735
2,695,000	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014	5.000	07/01/29	2,697,574
4,200,000	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014	5.000	07/01/30	4,203,491
2,100,000	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014	5.000	07/01/31	2,101,469
1,335,000	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014	5.000	07/01/32	1,335,765
3,080,000	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014	5.000	07/01/33	3,081,329

84	See Notes To Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	NEW YORK (continued)
$10,870,000	Suffolk County, New York, General Obligation Bonds, Public Improvement Series 2024A	3.000%	10/15/39	$9,598,209
1,000,000	Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Senior Series 2021A-2	5.000	06/01/32	1,062,356
2,275,000	Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Senior Series 2021A-2	5.000	06/01/33	2,410,339
3,750,000	Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax Bonds, Senior Lien Green Bonds, Series 2022D-2	5.000	11/15/39	4,046,511
2,000,000	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute, Refunding Series 2020A. Forward Delivery	5.000	09/01/25	2,013,072

	TOTAL NEW YORK			407,314,438

	NORTH CAROLINA - 0.8%
1,745,000	Appalachian State University, North Carolina, Revenue Bonds, Millennial Campus Indoor Facilities Project Series 2024	5.000	11/01/28	1,859,118
1,000,000	Appalachian State University, North Carolina, Revenue Bonds, Millennial Campus Indoor Facilities Project Series 2024	5.000	11/01/29	1,077,857
10,025,000	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Variable Rate Demand Series 2021B, (Mandatory Put 6/15/27)	3.250	01/15/50	9,991,411
2,395,000	Columbus County Industrial Facilities and Pollution Control Financing Authority, North Carolina, Recovery Zone Facility Bonds, International Paper Company Project, Refunding Series 2020A, (Mandatory Put 6/16/25)	1.375	05/01/34	2,380,847
4,250,000	Cumberland County Industrial Facilities & Pollution Control Financing Authority, North Carolina, Solid Waste Disposal Revenue Bonds, Project Aero, Series 2024, (AMT), (Mandatory Put 11/01/25)	3.750	12/01/27	4,256,170
1,145,000	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement Series 54-A	4.550	07/01/44	1,134,407
9,600,000	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement Series 55A	4.000	07/01/39	9,331,166
4,280,000	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement Series 55A	4.350	01/01/44	4,147,068
1,140,000	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement Social Series 53-A	4.000	07/01/39	1,110,454
3,110,000	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series 2019-42	2.625	07/01/39	2,445,842
4,640,000	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series 2020-43	2.800	01/01/40	3,697,073
12,735,000	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series 2021-47	2.300	07/01/41	9,125,850
11,625,000	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2015C	5.000	01/01/29	11,776,381

	TOTAL NORTH CAROLINA			62,333,644

	NORTH DAKOTA - 1.1%
3,505,000	Cass County Joint Water Reserve District, North Dakota, Temporary Improvement Special Assessment Bonds, Refunding Series 2024A	3.450	04/01/27	3,504,250
1,250,000	Fargo, North Dakota, General Obligation Bonds, Refunding Improvement Series 2021A	4.000	05/01/26	1,251,207
1,320,000	Fargo, North Dakota, General Obligation Bonds, Refunding Improvement Series 2021A	4.000	05/01/27	1,320,909
1,385,000	Fargo, North Dakota, General Obligation Bonds, Refunding Improvement Series 2021A	4.000	05/01/28	1,385,939
5,690,000	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2021	5.000	12/01/32	5,917,092
5,920,000	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2021	5.000	12/01/33	6,130,563
2,675,000	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2021	5.000	12/01/34	2,759,239
500,000	Horace, Cass County, North Dakota, General Obligation Bonds, Refunding Improvement Series 2021	3.000	05/01/33	426,406

See Notes To Financial Statements	85

Portfolio of Investments March 31, 2025 (continued)

Intermediate Duration

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	NORTH DAKOTA (continued)
$500,000	Horace, Cass County, North Dakota, General Obligation Bonds, Refunding Improvement Series 2021	3.000%	05/01/36	$400,146
3,440,000	Horace, Cass County, North Dakota, General Obligation Bonds, Refunding Improvement Series 2021	3.000	05/01/46	2,248,184
1,795,000	Horace, Cass County, North Dakota, General Obligation Bonds, Refunding Improvement Series 2024C	4.500	05/01/39	1,760,442
2,600,000	North Dakota Housing Finance Agency, Home Mortgage Finance Program Bonds, Series 2019C	3.200	07/01/39	2,254,848
2,450,000	North Dakota Housing Finance Agency, Home Mortgage Finance Program Bonds, Series 2020A	3.000	07/01/40	2,021,970
4,535,000	North Dakota Housing Finance Agency, Home Mortgage Finance Program Bonds, Series 2020B	2.350	07/01/40	3,368,950
6,900,000	North Dakota Housing Finance Agency, Home Mortgage Finance Program Bonds, Series 2021A	2.250	07/01/41	4,896,050
10,000,000	North Dakota Housing Finance Agency, Home Mortgage Finance Program Bonds, Social Series 2021B	2.450	07/01/41	7,376,662
5,240,000	North Dakota Housing Finance Agency, Home Mortgage Finance Program Bonds, Social Series 2024A	4.550	07/01/44	5,194,784
5,000,000	North Dakota Housing Finance Agency, Home Mortgage Program Revenue Bonds, Social Series 2024D	4.175	07/01/39	4,973,828
3,785,000	Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series 2017C	5.000	06/01/28	3,898,062
3,000,000	Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series 2017C	5.000	06/01/29	3,082,546
1,310,000	Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series 2017C	5.000	06/01/31	1,340,691
3,480,000	Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series 2017C	5.000	06/01/34	3,539,191
10,980,000	Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series 2017C	5.000	06/01/38	11,095,558
3,300,000	Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series 2017C	5.000	06/01/43	3,301,426

	TOTAL NORTH DAKOTA			83,448,943

	OHIO - 3.7%
4,465,000	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1	5.000	06/01/27	4,590,384
6,775,000	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1	5.000	06/01/28	7,035,982
22,145,000	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1	5.000	06/01/29	23,169,441
5,360,000	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1	5.000	06/01/30	5,649,114
9,170,000	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1	5.000	06/01/31	9,641,796
10,275,000	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1	5.000	06/01/32	10,779,122
4,450,000	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1	5.000	06/01/33	4,657,737
2,610,000	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1	5.000	06/01/34	2,721,935
2,760,000	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1	5.000	06/01/35	2,871,843

86	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		OHIO (continued)
$9,235,000		Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1	4.000%	06/01/37	$8,940,696
3,810,000		Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1	4.000	06/01/38	3,655,049
2,155,000		Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1	4.000	06/01/39	2,042,920
8,740,000		Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1	3.000	06/01/48	6,289,979
3,850,000		Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1	4.000	06/01/48	3,339,343
13,385,000		Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2	5.000	06/01/55	11,814,973
6,500,000		Columbus Regional Airport Authority, Ohio, Revenue Bonds, John Glenn Columbus International Airport, Series 2025A, (AMT)	5.000	01/01/40	6,791,123
5,000,000		Columbus Regional Airport Authority, Ohio, Revenue Bonds, John Glenn Columbus International Airport, Series 2025A, (AMT)	5.250	01/01/41	5,330,770
2,160,000		Hamilton, Ohio, General Obligation Bonds, Various Purpose, Limited Tax Bond Anticipation Notes Series 2024	4.000	12/17/25	2,173,279
1,080,000		Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering Health Network Obligated Group Project, Refunding & Improvement Series 2021	3.000	08/01/40	877,665
3,410,000		Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013	5.000	02/15/27	3,427,857
7,000,000		Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009D	3.375	08/01/29	6,860,558
2,200,000		Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2009A	4.750	06/01/33	2,288,552
4,850,000		Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2005A, (AMT)	3.750	01/01/29	4,835,160
25,825,000		Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2007A, (AMT), (Mandatory Put 10/01/29)	2.500	08/01/40	23,985,860
18,600,000		Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2007B, (AMT), (Mandatory Put 10/01/29)	2.500	11/01/42	17,275,392
12,560,000		Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2014B, (AMT), (Mandatory Put 10/01/29)	2.600	06/01/41	11,716,480
16,950,000		Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Dayton Power & Light Company Project, Refunding Collateralized Series 2015A, (AMT), (Mandatory Put 6/01/27)	4.250	11/01/40	17,100,780
2,975,000		Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Duke Energy Corporation Project, Refunding Series 2022A, (AMT), (Mandatory Put 6/01/27)	4.250	11/01/39	3,005,168
300,000	(c)	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt Paper Ohio, LLC Project, Series 2017, (AMT)	3.750	01/15/28	300,038
5,085,000		Ohio Higher Educational Facility Commission, Revenue Bonds, Case Western Reserve University Project, Series 2019C, (Mandatory Put 12/01/26)	1.625	12/01/34	4,908,376
1,815,000		Ohio Higher Educational Facility Commission, Senior Hospital Parking Revenue Bonds, University Circle Incorporated 2020 Project, Series 2020	5.000	01/15/36	1,883,405
1,950,000		Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Series 2019B	3.000	09/01/39	1,636,678

See Notes To Financial Statements	87

Portfolio of Investments March 31, 2025 (continued)

Intermediate Duration

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		OHIO (continued)
$3,585,000		Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Series 2020A	2.750%	09/01/40	$2,813,623
1,390,000		Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Series 2020B	2.250	09/01/40	1,011,268
3,605,000		Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Series 2021A	2.250	09/01/41	2,552,236
4,865,000		Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Series 2021C	2.450	09/01/41	3,581,724
1,325,000		Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Social Series 2024A	4.350	09/01/44	1,285,580
8,540,000		Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Social Series 2024B	4.500	09/01/44	8,384,827
2,900,000		Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Social Series 2025A	4.150	09/01/40	2,843,033
7,885,000		Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc., Refunding Series 2016A	5.000	01/15/41	7,909,426
5,650,000		Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructure Commission, Infrastructure Projects, Junior Lien Series 2018A	5.000	02/15/27	5,876,198
1,750,000		Olentangy Local School District, Delaware and Franklin Counties, Ohio, General Obligation Bonds, Refunding Series 2025	5.000	12/01/31	1,956,328
1,185,000		Olentangy Local School District, Delaware and Franklin Counties, Ohio, General Obligation Bonds, Refunding Series 2025	5.000	12/01/32	1,337,200
2,725,000		Olentangy Local School District, Delaware and Franklin Counties, Ohio, General Obligation Bonds, Refunding Series 2025	5.000	12/01/33	3,098,431
3,410,000		Toledo-Lucas County Port Authority, Ohio, Development Revenue Bonds, Northwest Ohio Bond Fund, HB Magruder Memorial Hospital Project, Series 2021F	2.250	11/15/36	2,626,446
725,000		Tuscarawas County Economic Development and Finance Alliance, Ohio, Higher Education Facilities Revenue Bonds, Ashland University, Refunding & Improvement Series 2015	5.375	03/01/27	724,970
4,800,000	(e)	Van Wert County Hospital, Ohio, Revenue Bonds, Van Wert Health Obligated Group Refunding Facilities Improvement Series 2020, (Pre-refunded 12/01/29)	6.125	12/01/49	5,304,504
11,700,000		Washington County, Ohio, Hospital Facilities Revenue Bonds, Memorial Health System Obligated Group, Series 2022	6.375	12/01/37	12,541,279

		TOTAL OHIO			285,444,528

		OKLAHOMA - 2.8%
1,065,000		Bryan County School Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Durant Public Schools Project, Refunding Series 2020	4.000	12/01/28	1,093,283
1,775,000		Bryan County School Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Durant Public Schools Project, Series 2020	2.000	09/01/28	1,659,113
1,850,000		Bryan County School Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Durant Public Schools Project, Series 2020	2.000	09/01/29	1,686,055
1,800,000		Bryan County School Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Durant Public Schools Project, Series 2020	2.750	09/01/30	1,695,227
1,790,000		Bryan County School Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Durant Public Schools Project, Series 2020	2.750	09/01/31	1,648,042
7,830,000		Canadian County Educational Facilities Authority, Oklahoma, Lease Revenue Bonds, Piedmont Public Schools Project, Series 2024	4.000	08/15/33	7,948,230
12,345,000		Canadian County Educational Facilities Authority, Oklahoma, Lease Revenue Bonds, Piedmont Public Schools Project, Series 2024	4.000	08/15/34	12,463,945
1,585,000		Carter County Public Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Plainview Public Schools Project, Series 2021A	4.000	12/01/35	1,611,926

88	See Notes To Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	OKLAHOMA (continued)
$10,000,000	Cleveland County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Moore Public Schools Project, Series 2021	4.000%	06/01/31	$10,313,931
10,000,000	Cleveland County Independent School District 29 Norman, Oklahoma, General Obligation Bonds, Combined Purpose Series 2024	4.000	03/01/26	10,087,706
910,000	Cleveland County Public Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Moore Norman Technology Center Project, Series 2021	4.000	05/01/27	928,529
945,000	Cleveland County Public Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Moore Norman Technology Center Project, Series 2021	4.000	05/01/28	969,583
960,000	Cleveland County Public Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Moore Norman Technology Center Project, Series 2021	4.000	05/01/29	988,130
875,000	Cleveland County Public Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Moore Norman Technology Center Project, Series 2021	4.000	05/01/30	899,091
690,000	Cleveland County Public Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Moore Norman Technology Center Project, Series 2021	4.000	05/01/31	710,085
930,000	Cleveland County Public Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Moore Norman Technology Center Project, Series 2021	4.000	05/01/32	956,641
800,000	Cleveland County Public Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Moore Norman Technology Center Project, Series 2021	4.000	05/01/33	820,917
900,000	Cleveland County Public Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Moore Norman Technology Center Project, Series 2021	4.000	05/01/34	920,908
1,070,000	Cleveland County Public Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Moore Norman Technology Center Project, Series 2021	4.000	05/01/35	1,089,449
1,470,000	Comanche County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Elgin Public Schools Project, Series 2017A	5.000	12/01/28	1,551,378
1,410,000	Comanche County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Elgin Public Schools Project, Series 2017A	5.000	12/01/31	1,481,351
2,620,000	Garfield County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Enid Public Schools Project, Series 2016A	5.000	09/01/29	2,678,612
5,290,000	Garfield County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Enid Public Schools Project, Series 2016A	5.000	09/01/31	5,406,130
3,145,000	Garvin County Educational Facilities Authority, Oklahoma, Lease Revenue Bonds, Wynnewood Public Schools Project, Series 2018	3.625	09/01/36	3,068,743
1,365,000	Grady County School Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Amber-Pocasset Public Schools Project, Series 2019	4.000	09/01/32	1,380,516
1,485,000	Grady County School Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Amber-Pocasset Public Schools Project, Series 2019	4.000	09/01/34	1,481,525
1,000,000	Grady County School Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Amber-Pocasset Public Schools Project, Series 2019	4.000	09/01/36	978,161
1,890,000	Grady County School Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Tuttle Public Schools Project, Series 2019	4.000	09/01/32	1,911,483
1,735,000	Grady County School Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Tuttle Public Schools Project, Series 2019	4.000	09/01/33	1,755,540

See Notes To Financial Statements	89

Portfolio of Investments March 31, 2025 (continued)

Intermediate Duration

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	OKLAHOMA (continued)
$1,000,000	Grady County School Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Tuttle Public Schools Project, Series 2019	4.000%	09/01/34	$1,008,451
2,490,000	Lincoln County Educational Facilities Authority, Oklahoma, Lease Revenue Bonds, Stroud Public Schools Project, Series 2016	5.000	09/01/26	2,550,861
890,000	Love County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Marietta Public Schools Project, Series 2021	4.000	12/01/33	907,818
920,000	Love County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Marietta Public Schools Project, Series 2021	4.000	12/01/34	937,159
960,000	Love County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Marietta Public Schools Project, Series 2021	4.000	12/01/35	973,473
1,280,000	McClain County Economic Development Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Purcell Public Schools Project, Series 2018	5.000	09/01/30	1,348,021
1,565,000	McClain County Economic Development Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Purcell Public Schools Project, Series 2018	5.000	09/01/34	1,632,898
5,025,000	Oklahoma County Independent School District 89 Oklahoma City, Oklahoma, General Obligation Bonds, Combined Purpose Series 2024A	1.250	07/01/26	4,924,738
590,000	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B	5.000	08/15/28	611,212
9,505,000	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B	5.000	08/15/33	9,739,407
8,230,000	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B	5.000	08/15/38	8,343,614
3,795,000	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B	5.250	08/15/43	3,849,405
2,480,000	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B	5.500	08/15/57	2,512,122
4,975,000	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Taxable Series 2022	5.500	08/15/37	5,118,427
970,000	Oklahoma Housing Finance Agency, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2019A	3.000	09/01/39	814,142
1,240,000	Oklahoma Housing Finance Agency, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2020A	3.000	09/01/40	1,023,202
5,725,000	Oklahoma State Turnpike Authority, Turnpike System Revenue Bonds, Second Senior Series 2025A	5.000	01/01/40	6,256,395
2,475,000	Oklahoma State Turnpike Authority, Turnpike System Revenue Bonds, Second Senior Series 2025A	5.000	01/01/41	2,686,154
4,530,000	Oklahoma State Turnpike Authority, Turnpike System Revenue Bonds, Second Senior Series 2025A	5.000	01/01/42	4,881,197
1,505,000	Pontotoc County Educational Facilities Authority, Oklahoma, Facilities Lease Revenue Bonds, Ada Public Schools Project, Series 2014	5.000	09/01/25	1,514,712
745,000	Pontotoc County Educational Facilities Authority, Oklahoma, Facilities Lease Revenue Bonds, Ada Public Schools Project, Series 2021	4.000	09/01/29	758,268
440,000	Pontotoc County Educational Facilities Authority, Oklahoma, Facilities Lease Revenue Bonds, Ada Public Schools Project, Series 2021	4.000	09/01/30	447,097
985,000	Pontotoc County Educational Facilities Authority, Oklahoma, Facilities Lease Revenue Bonds, Ada Public Schools Project, Series 2021	4.000	09/01/31	995,181
7,800,000	Tulsa County Independent School District 001 Tulsa, Oklahoma, General Obligation Bonds, Combined Purpose Series 2022A	2.000	03/01/27	7,586,930
1,540,000	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Berryhill Public Schools Project, Series 2020	2.000	09/01/27	1,471,680

90	See Notes To Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	OKLAHOMA (continued)
$1,605,000	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Berryhill Public Schools Project, Series 2020	2.000%	09/01/28	$1,500,212
1,670,000	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Berryhill Public Schools Project, Series 2020	2.000	09/01/29	1,522,006
3,150,000	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Berryhill Public Schools Project, Series 2020	2.000	09/01/30	2,804,673
3,840,000	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Broken Arrow Public Schools Project, Series 2016	5.000	09/01/25	3,846,462
10,755,000	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Broken Arrow Public Schools Project, Series 2016	5.000	09/01/26	10,767,486
5,650,000	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Broken Arrow Public Schools Project, Series 2021A	4.000	09/01/30	5,774,590
5,425,000	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Broken Arrow Public Schools Project, Series 2021A	4.000	09/01/31	5,536,851
6,260,000	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Jenks Public Schools Project, Series 2015	5.000	09/01/25	6,313,417
9,955,000	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Jenks Public Schools Project, Series 2015	5.000	09/01/26	10,038,532
6,980,000	Tulsa, Oklahoma, General Obligation Bonds, Series 2024C	0.050	10/01/37	4,201,671
2,580,000	Washington County Rural Water District 3, Oklahoma, Revenue Bonds, Refunding & Capital improvement Series 2020	3.000	09/15/35	2,345,081
2,165,000	Weatherford Industrial Trust Educational, Oklahoma, Facilities Lease Revenue Bonds, Weatherford Public Schools Project, Series 2019	5.000	03/01/29	2,279,965
2,000,000	Weatherford Industrial Trust Educational, Oklahoma, Facilities Lease Revenue Bonds, Weatherford Public Schools Project, Series 2019	5.000	03/01/31	2,100,224
2,500,000	Weatherford Industrial Trust Educational, Oklahoma, Facilities Lease Revenue Bonds, Weatherford Public Schools Project, Series 2019	5.000	03/01/33	2,614,465

	TOTAL OKLAHOMA			214,722,429

	OREGON - 0.7%
5,055,000	Beaverton School District 48J, Washington and Multnomah Counties, Oregon, General Obligation Bonds, Convertible Deferred Interest Series 2017D	5.000	06/15/36	5,203,319
1,760,000	Benton and Linn Counties District School District 509J Corvallis, Oregon, General Obligation Bonds, Series 2018A	5.000	06/15/38	1,823,516
1,245,000	Clackamas Community College District, Oregon, General Obligation Bonds, Deferred Interest Series 2017A	5.000	06/15/40	1,277,802
1,665,000	Clackamas County School District 62, Oregon City, Oregon, General Obligation Bonds, Refunding Series 2018A	0.000	06/15/34	1,138,723
1,510,000	Clackamas County School District 62, Oregon City, Oregon, General Obligation Bonds, Refunding Series 2018A	0.000	06/15/35	980,979
1,050,000	Clackamas County School District 62, Oregon City, Oregon, General Obligation Bonds, Refunding Series 2018A	0.000	06/15/37	612,817
2,050,000	Clackamas County School District 62, Oregon City, Oregon, General Obligation Bonds, Refunding Series 2018A	0.000	06/15/39	1,064,407
2,790,000	Multnomah-Clackamas Counties School District 10JT Greham- Barlow, Oregon, General Obligation Bonds, Deferred interest Series 2019A	0.000	06/15/38	1,526,410
1,000,000	Oregon Department of Transportation, Revenue Bonds, Grant Anticipation, Social 2024	5.000	05/15/39	1,099,845
6,545,000	Oregon Health and Science University, Revenue Bonds, Green Series 2021B-2, (Mandatory Put 2/01/32)	5.000	07/01/46	7,096,359

See Notes To Financial Statements	91

Portfolio of Investments March 31, 2025 (continued)

Intermediate Duration

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		OREGON (continued)
$1,830,000		Oregon Housing and Community Services Department, Single Family Mortgage Program Revenue Bonds, Series 2017D	3.450%	01/01/38	$1,633,883
2,870,000		Oregon Housing and Community Services Department, Single Family Mortgage Program Revenue Bonds, Series 2018C	3.900	07/01/38	2,724,301
7,955,000		Oregon Housing and Community Services Department, Single Family Mortgage Program Revenue Bonds, Series 2019A	2.650	07/01/39	6,282,279
7,420,000		Oregon Housing and Community Services Department, Single Family Mortgage Program Revenue Bonds, Series 2021A	2.250	07/01/41	5,265,028
3,325,000		Oregon State, General Obligation Bonds, Veterans Welfare Series 108 of 2021O	2.600	12/01/42	2,419,458
4,050,000		Port of Portland, Oregon, International Airport Revenue Bonds, Green Series 2023-29, (AMT)	5.000	07/01/38	4,258,440
5,000,000		Port of Portland, Oregon, International Airport Revenue Bonds, Series 2022-28, (AMT)	5.000	07/01/33	5,364,631
1,925,000		Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Health Projects, Refunding Series 2016A	5.000	05/15/33	1,954,561

		TOTAL OREGON			51,726,758

		PENNSYLVANIA - 4.7%
1,000,000		Allegheny County Airport Authority, Pennsylvania, Airport Revenue Bonds, Pittsburgh International Airport, Series 2023A - AGM Insured, (AMT)	5.000	01/01/28	1,039,918
1,400,000		Allegheny County Airport Authority, Pennsylvania, Airport Revenue Bonds, Pittsburgh International Airport, Series 2023A - AGM Insured, (AMT)	5.000	01/01/29	1,469,011
2,500,000		Allegheny County Airport Authority, Pennsylvania, Airport Revenue Bonds, Pittsburgh International Airport, Series 2023A - AGM Insured, (AMT)	5.000	01/01/30	2,641,088
1,000,000		Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Allegheny Health Network Obligated Group Issue, Series 2018A	5.000	04/01/36	1,022,296
10,085,000		Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Allegheny Health Network Obligated Group Issue, Series 2018A	4.000	04/01/37	9,738,063
5,205,000		Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Allegheny Health Network Obligated Group Issue, Series 2018A	4.000	04/01/38	4,958,750
6,655,000		Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Allegheny Health Network Obligated Group Issue, Series 2018A	4.000	04/01/44	6,213,927
2,740,000		Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Allegheny Health Network Obligated Group Issue, Series 2018A	4.000	04/01/44	2,555,086
1,885,000	(c)	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018	5.000	05/01/28	1,926,854
2,234,000		Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower Health Project, Series 2024A-2	6.000	06/30/34	2,409,105
29,961,000		Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower Health Project, Series 2024A-3	5.000	06/30/39	29,038,411
14,973,000	(h)	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower Health Project, Series 2024B-1	0.000	06/30/44	11,058,098
4,690,000		Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower Health Project, Taxable Series 2024A-1	8.000	06/30/34	4,800,847
1,025,000		Capital Region Water, Pennsylvania, Water Revenue Bonds, Series 2018	5.000	07/15/27	1,071,137
5,190,000		Clarion County Industrial Development Authority, Pennsylvania, Revenue Bonds, Pennsylvania-American Water Company Project, Refunding Series 2019, (AMT), (Mandatory Put 12/03/29)	2.450	12/01/39	4,611,987
35,160,000		Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Master Settlement, Series 2018 - AGM Insured	4.000	06/01/39	33,001,921

92	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		PENNSYLVANIA (continued)
$5,000,000		Geisinger Authority, Montour County, Pennsylvania, Health System Revenue Bonds, Geisinger Health System, Series 2020B, (Mandatory Put 2/15/27)	5.000%	04/01/43	$5,125,924
3,825,000		Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Lehigh Valley Health Network, Series 2019A	4.000	07/01/49	3,368,536
10,430,000		Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, Pennsylvania Power and Light Company, Series 2016A	3.000	09/01/29	10,382,795
16,805,000		Luzerne County Industrial Development Authority, Pennsylvania, Revenue Bonds, Pennsylvania-American Water Company Project, Refunding Series 2019, (AMT), (Mandatory Put 12/03/29)	2.450	12/01/39	14,951,543
1,000,000		North Allegheny School District, Allegheny County, Pennsylvania, General Obligation Bonds, Limited Tax Series 2019	4.000	05/01/44	947,582
3,160,000		Pennsylvania Economic Development Financing Authority, Private Activity Revenue Bonds, Pennsylvania Rapid Bridge Replacement Project, Series 2015, (AMT)	5.000	12/31/34	3,190,020
11,000,000	(f)	Pennsylvania Economic Development Financing Authority, Revenue Bonds, University of Pittsburgh Medical Center, Series 2025A, (Mandatory Put 3/15/35)	1.000	03/15/60	11,898,713
1,500,000	(b)	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Republic Services Inc Project, Refunding Series 2019A, (AMT), (Mandatory Put 4/15/25)	4.150	04/01/34	1,500,171
1,250,000		Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Project, Series 2009, (Mandatory Put 12/01/26)	0.950	12/01/33	1,193,274
2,650,000	(b)	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Project, Series 2013, (AMT), (Mandatory Put 5/01/25)	3.700	08/01/45	2,649,675
5,000,000		Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Project, Series 2017A, (AMT), (Mandatory Put 8/01/25)	4.250	08/01/37	4,999,079
10,890,000		Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, LaSalle University, Series 2012	5.000	05/01/42	8,116,731
720,000		Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania Trustees, Series 2025A	5.000	02/15/35	829,902
1,135,000		Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Widener University, Series 2021A	3.000	07/15/39	882,927
19,900,000		Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2016-120	3.100	10/01/36	17,641,959
13,045,000		Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2017-124B	3.500	10/01/37	11,957,969
6,615,000		Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2019-128B	3.500	10/01/34	6,241,643
1,000,000		Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2019-130A	2.700	10/01/39	791,734
3,880,000		Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2019-131A	3.000	10/01/39	3,221,483
3,355,000		Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2020-133	2.125	10/01/35	2,661,480
10,150,000		Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2020-133	2.350	10/01/40	7,516,390
15,000,000		Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Social Series 2021-137	2.450	10/01/41	11,032,797
4,800,000		Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Social Series 2022-1394A	4.000	10/01/37	4,703,758
1,000,000		Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Social Series 2024-145A	4.600	10/01/44	989,648
5,000,000		Pennsylvania State, General Obligation Bonds, First Series 2024	5.000	08/15/30	5,501,605
2,345,000		Pennsylvania Turnpike Commission, Motor License Fund- Enhanced Turnpike Special Revenue Bonds, Subordinate Series 2014A	4.500	12/01/34	2,374,011
5,100,000		Pennsylvania Turnpike Commission, Motor License Fund- Enhanced Turnpike Special Revenue Bonds, Subordinate Series 2014A	4.750	12/01/37	5,166,569

See Notes To Financial Statements	93

Portfolio of Investments March 31, 2025 (continued)

Intermediate Duration

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		PENNSYLVANIA (continued)
$16,220,000		Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E	6.375%	12/01/38	$17,271,275
2,980,000		Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Second Series 2016B-2	5.000	06/01/29	3,039,900
22,160,000		Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Second Series 2016B-2	5.000	06/01/35	22,500,590
3,035,000		Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Second Series 2017	5.000	12/01/29	3,180,561
3,290,000		Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Second Series 2017	5.000	12/01/31	3,434,132
4,815,000		Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Series 2016	5.000	06/01/37	4,859,773
5,490,000		Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Series 2016A	5.000	12/01/36	5,608,397
3,800,000		Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Third Series 2017	5.000	12/01/31	3,966,475
2,305,000		Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Third Series 2017	5.000	12/01/32	2,402,306
2,110,000		Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Third Series 2017	4.000	12/01/36	2,115,838
5,000,000		Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2015A-1	5.000	12/01/40	5,017,613
1,165,000		Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2016A-1	5.000	12/01/28	1,188,122
3,110,000		Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2017A-1	5.000	12/01/36	3,203,792
7,445,000		Philadelphia Authority For Industrial Development, Pennsylvania, City Agreement Revenue Bonds, Cultural and Commercial Corridors Program, Refunding Series 2016A	5.000	12/01/29	7,529,388
1,835,000		Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, La Salle University, Series 2017	5.000	05/01/31	1,642,523
2,060,000		Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, La Salle University, Series 2017	5.000	05/01/33	1,779,408
1,165,000		Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, La Salle University, Series 2017	5.000	05/01/34	987,898
865,000		Scranton-Lackawanna Health and Welfare Authority, Pennsylvania, University Revenue Bonds, Marywood University, Series 2016	3.375	06/01/26	843,390
3,120,000		Washington County Industrial Development Authority, Pennsylvania, College Revenue Bonds, AICUP Financing Program-Washington and Jefferson College Project, Series 2017-PP5	3.375	11/01/36	2,684,681

		TOTAL PENNSYLVANIA			360,650,479

		PUERTO RICO - 3.4%
19,655,000	(c)	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2020A	5.000	07/01/30	20,374,265
22,060,000	(c)	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2020A	5.000	07/01/35	22,665,779
350,000	(c)	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2021A	5.000	07/01/33	362,702
5,575,000	(c)	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2021B	4.000	07/01/42	5,009,566
23,312,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	0.000	07/01/27	21,387,478
27,317,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	0.000	07/01/29	23,143,842
61,978,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	0.000	07/01/31	48,601,425
19,424,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	0.000	07/01/33	13,953,671
2,802,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	4.500	07/01/34	2,786,456

94	See Notes To Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	PUERTO RICO (continued)
$11,643,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	4.550%	07/01/40	$11,536,886
23,847,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	0.000	07/01/46	7,823,826
1,087,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	4.750	07/01/53	1,046,685
3,445,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	5.000	07/01/58	3,397,922
4,743,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured Cofina Project Series 2018B-1	4.500	07/01/34	4,716,689
9,824,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2	4.329	07/01/40	9,582,911
12,563,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2	4.329	07/01/40	12,254,694
76,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2	4.784	07/01/58	72,459
8,591,707	Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1	5.375	07/01/25	8,630,281
8,341,454	Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1	5.625	07/01/27	8,639,544
16,663,234	Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1	5.625	07/01/29	17,859,472
1,525,507	Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1	5.750	07/01/31	1,677,222
8,728,000	Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1	0.000	07/01/33	5,991,171
3,334,000	Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1	4.000	07/01/33	3,267,295
3,446,000	Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1	4.000	07/01/35	3,295,480
881,000	Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1	4.000	07/01/37	833,672

	TOTAL PUERTO RICO			258,911,393

	RHODE ISLAND - 0.8%
1,275,000	Rhode Island Health and Educational Building Corporation, Educational Institution Revenue Bonds, St. George’s School, Series 2021	5.000	10/01/28	1,357,307
2,000,000	Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds, Care New England Issue, Refunding Series 2016B	5.000	09/01/36	1,981,263
1,425,000	Rhode Island Health and Educational Building Corporation, Public Schools Financing Program Revenue Bonds, City of Providence, Series 2021D — BAM Insured	5.000	05/15/27	1,486,270
2,595,000	Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity Bond Program, 2019 Series 70	3.000	10/01/39	2,154,574
2,420,000	Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity Bond Program, 2019 Series 71	3.000	10/01/39	2,009,275
13,950,000	Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity Bond Program, 2021 Series 75A	2.250	10/01/41	9,865,282
10,000,000	Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity Bonds, Series 73-A	2.300	10/01/40	7,336,246
4,550,000	Rhode Island Housing and Mortgage Finance Corporation, Homeownership Opportunity Bond Program, Series 2020-72A	2.550	10/01/40	3,471,901
4,000,000	Rhode Island Housing and Mortgage Finance Corporation, Homeownership Opportunity Bonds, Series 83-A	4.600	10/01/44	3,958,591
137,445,000	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2007A	0.000	06/01/52	23,729,055
4,685,000	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2015B	4.500	06/01/45	4,685,027

	TOTAL RHODE ISLAND			62,034,791

See Notes To Financial Statements	95

Portfolio of Investments March 31, 2025 (continued)

Intermediate Duration

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	SOUTH CAROLINA - 1.5%
$10,000,000	Greenville County School District, South Carolina, General Obligation Bonds, Series 2024B	5.000%	06/24/25	$10,048,163
5,780,000	Greenville Hospital System Board of Trustees, South Carolina, Hospital Revenue Bonds, Series 2014B	5.000	05/01/34	5,780,286
1,055,000	Lexington County Health Services District, Inc., South Carolina, Hospital Revenue Bonds, Lexington Medical Center, Series 2016	5.000	11/01/34	1,067,484
1,170,000	Lexington County Health Services District, Inc., South Carolina, Hospital Revenue Bonds, Lexington Medical Center, Series 2016	5.000	11/01/35	1,182,992
6,400,000	Patriots Energy Group Financing Agency, South Carolina, Gas Supply Revenue Bonds, Series 2023A-1, (Mandatory Put 8/01/31)	5.250	10/01/54	6,790,316
1,000,000	Patriots Energy Group, South Carolina, Gas System Revenue Bonds, Improvement and Refunding Series 2021A	2.250	06/01/41	663,429
2,700,000	South Carolina Housing Finance and Development Authority, Mortgage Revenue Bonds, Series 2019B	2.900	07/01/39	2,233,231
5,720,000	South Carolina Housing Finance and Development Authority, Mortgage Revenue Bonds, Series 2020B	2.150	07/01/40	4,092,713
17,830,000	South Carolina Housing Finance and Development Authority, Mortgage Revenue Bonds, Series 2021A	2.050	07/01/41	11,944,269
1,965,000	South Carolina Housing Finance and Development Authority, Mortgage Revenue Bonds, Series 2024A	4.500	07/01/44	1,931,305
5,485,000	South Carolina Housing Finance and Development Authority, Mortgage Revenue Bonds, Series 2024B	4.375	07/01/44	5,331,501
985,000	South Carolina Housing Finance and Development Authority, Mortgage Revenue Bonds, Series 2025A	4.150	07/01/40	966,288
9,320,000	South Carolina Housing Finance and Development Authority, Mortgage Revenue Bonds, Series 2025A	4.500	07/01/45	9,139,129
5,390,000	South Carolina Jobs Economic Development Authority, Economic Development Revenue Bonds, Foothill Affordable Housing Foundation - Paddock Club & Fairway Projects, Senior Credit Enhanced Series 2025, (Mandatory Put 3/01/35)	4.000	03/01/62	5,180,391
1,910,000	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, FMU Student Housing LLC - Francis Marion University Project, Series 2014A	5.000	08/01/27	1,911,128
3,925,000	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, FMU Student Housing LLC - Francis Marion University Project, Series 2014A	5.000	08/01/32	3,924,996
3,240,000	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding & Improvement Series 2015A	5.000	12/01/31	3,251,047
4,595,000	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding & Improvement Series 2020A	5.000	12/01/31	4,989,917
7,895,000	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2016A	5.000	12/01/29	8,038,216
4,325,000	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2016A	5.000	12/01/31	4,389,265
2,200,000	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2016A	5.000	12/01/37	2,220,625
4,000,000	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2024B - AGM Insured	5.000	12/01/42	4,261,764
10,000,000	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Refunding Series 2017A	5.000	10/01/39	10,244,350
4,615,000	Spartanburg County School District 5, South Carolina, General Obligation Bonds, Series 2022	3.000	03/01/37	4,113,824

	TOTAL SOUTH CAROLINA			113,696,629

	SOUTH DAKOTA - 0.5%
200,000	Mitchell School District 17-2, South Dakota, General Obligation Bonds, Limited Tax Refunding Certificates, Series 2021	2.000	08/01/26	195,563
400,000	Mitchell School District 17-2, South Dakota, General Obligation Bonds, Limited Tax Refunding Certificates, Series 2021	2.000	08/01/27	384,127
400,000	Mitchell School District 17-2, South Dakota, General Obligation Bonds, Limited Tax Refunding Certificates, Series 2021	2.000	08/01/29	366,315
1,545,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Monument Health, Inc., Series 2020A	5.000	09/01/27	1,603,531

96	See Notes To Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	SOUTH DAKOTA (continued)
$2,495,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Regional Health, Refunding Series 2017	5.000%	09/01/31	$2,575,046
3,925,000	South Dakota Housing Development Authority, Homeownership Mortgage Revenue Bonds, Series 2021A	2.100	11/01/41	2,688,880
7,500,000	South Dakota Housing Development Authority, Homeownership Mortgage Revenue Bonds, Series 2021B	2.050	11/01/41	4,997,274
3,500,000	South Dakota Housing Development Authority, Homeownership Mortgage Revenue Bonds, Series 2024A	4.450	11/01/44	3,419,160
13,055,000	South Dakota Housing Development Authority, Homeownership Mortgage Revenue Bonds, Series 2024C	4.500	11/01/44	12,820,420
7,875,000	South Dakota Housing Development Authority, Homeownership Mortgage Revenue Bonds, Series 2025A	4.200	11/01/40	7,838,740
3,205,000	South Dakota Housing Development Authority, Homeownership Mortgage Revenue Bonds, Social Series 2023A	4.150	11/01/38	3,119,299

	TOTAL SOUTH DAKOTA			40,008,355

	TENNESSEE - 1.2%
1,615,000	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Revenue Bonds, CommonSpirit Health, Series 2019A-1	5.000	08/01/26	1,656,897
1,890,000	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Revenue Bonds, CommonSpirit Health, Series 2019A-1	5.000	08/01/28	2,001,694
5,000,000	Chattanooga, Tennessee, Electric System Enterprise Revenue Bonds, Refunding, Series 2015A	4.000	09/01/33	4,989,408
2,895,000	Knox County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc., Series 2017	3.375	04/01/26	2,879,572
3,250,000	Knox County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc., Series 2017	5.000	04/01/29	3,305,488
2,605,000	Knox County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc., Series 2017	5.000	04/01/30	2,646,119
2,810,000	Knox County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc., Series 2017	5.000	04/01/31	2,847,887
5,135,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2016A	5.000	07/01/40	5,155,383
4,435,000	Murfreesboro, Tennessee, General Obligation Bonds, Series 2021	3.000	06/01/30	4,310,701
15,760,000	Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series 2021A, (Mandatory Put 9/01/28)	4.000	12/01/51	15,828,944
4,095,000	Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series 2022A, (Mandatory Put 12/01/30)	5.500	10/01/53	4,307,492
410,000	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2015-1C	3.950	07/01/35	406,841
3,255,000	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2018-3	3.750	07/01/38	3,028,674
6,335,000	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2018-4	3.900	07/01/38	6,074,860
5,765,000	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2019-1	3.750	07/01/39	5,381,586
6,190,000	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2019-2	3.000	07/01/39	5,169,253
2,440,000	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2019-3	2.600	07/01/39	1,910,914
3,930,000	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2019-4	2.900	07/01/39	3,250,593
3,915,000	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2021-1	2.250	07/01/41	2,782,497
7,135,000	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2021-2	2.250	07/01/41	5,062,800

See Notes To Financial Statements	97

Portfolio of Investments March 31, 2025 (continued)

Intermediate Duration

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TENNESSEE (continued)
$5,340,000		Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2021-3	2.300%	07/01/41	$3,826,623
3,335,000		Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2024-3C, (Mandatory Put 10/01/25)	3.500	01/01/56	3,335,199
260,000		Tennessee Housing Development Agency, Residential Finance Program Bonds, Social Series 2024-2A	4.450	07/01/44	253,980
2,500,000		The Tennessee Energy Acquisition Corporation, Gas Project Revenue Bonds, Series 2018, (Mandatory Put 11/01/25)	4.000	11/01/49	2,505,116

		TOTAL TENNESSEE			92,918,521

		TEXAS - 7.2%
5,000,000		Aldine Independent School District, Harris County, Texas, General Obligation Bonds, Refunding School Building Series 2017A	5.000	02/15/45	5,066,316
2,030,000		Aldine Independent School District, Harris County, Texas, General Obligation Bonds, Refunding School Building Series 2024B	5.000	02/15/28	2,152,513
2,610,000		Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Refunding First Tier Series 2017A	5.000	01/01/28	2,619,499
2,840,000		Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Refunding First Tier Series 2017A	5.000	01/01/30	2,843,901
1,600,000		Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Refunding First Tier Series 2017A	5.000	01/01/32	1,597,557
20,000,000		Board of Regents of the University of Texas System, Revenue Financing System Bonds, Series 2024B	5.000	08/15/40	21,747,588
9,350,000		Board of Regents of the University of Texas System, Revenue Financing System Bonds, Series 2025A	5.000	08/15/28	10,009,891
8,460,000		Board of Regents of the University of Texas, Permanent University Fund Bonds, Series 2024A	5.000	07/01/38	9,326,362
9,025,000		Board of Regents of the University of Texas, Permanent University Fund Bonds, Series 2024A	5.000	07/01/39	9,883,712
5,000,000		Central Texas Regional Mobility Authority, Revenue Bonds, Anticipation Notes Subordinate Lien Series 2021C	5.000	01/01/27	5,068,311
1,950,000	(e)	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A, (Pre-refunded 7/01/25)	5.000	01/01/32	1,960,451
1,525,000	(e)	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A, (Pre-refunded 7/01/25)	5.000	01/01/33	1,533,173
1,165,000	(e)	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A, (Pre-refunded 7/01/25)	5.000	01/01/34	1,171,244
1,145,000		City of Houston, Texas, Convention & Entertainment Facilities Department Hotel Occupancy Tax and Special Revenue Bonds, Refunding Series 2019	5.000	09/01/32	1,200,594
1,000,000		City of Houston, Texas, Convention & Entertainment Facilities Department Hotel Occupancy Tax and Special Revenue Bonds, Refunding Series 2019	5.000	09/01/34	1,043,712
1,000,000		City of Houston, Texas, Convention & Entertainment Facilities Department Hotel Occupancy Tax and Special Revenue Bonds, Refunding Series 2019	5.000	09/01/35	1,042,084
1,000,000		City of Houston, Texas, Convention & Entertainment Facilities Department Hotel Occupancy Tax and Special Revenue Bonds, Refunding Series 2019	5.000	09/01/36	1,040,395
3,240,000		Collin County, Texas, General Obligation Bonds, Limited Tax Permanent Improvement Series 2023	5.000	02/15/36	3,583,071
1,225,000		Collin County, Texas, General Obligation Bonds, Limited Tax Permanent Improvement Series 2023	5.000	02/15/37	1,346,858
3,000,000		Conroe Independent School District, Montgomery County, Texas, General Obligation Bonds, Refunding Series 2024	5.000	02/15/30	3,269,846
8,570,000		Dallas Fort Worth International Airport, Texas, Joint Revenue Bonds Refunding Series 2023C, (AMT)	5.000	11/01/26	8,817,790
9,070,000		Dallas Fort Worth International Airport, Texas, Joint Revenue Bonds Refunding Series 2023C, (AMT)	5.000	11/01/27	9,446,602
10,000,000		Dallas, Texas, General Obligation Bonds, Refunding and Improvement Series 2024B	5.000	02/15/27	10,415,241

98	See Notes To Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	TEXAS (continued)
$5,900,000	Dallas, Texas, Waterworks and Sewer System Revenue Bonds, Refunding Series 2016A	5.000%	10/01/41	$5,987,145
2,775,000	Fort Bend County Industrial Development Corporation, Texas, Revenue Bonds, NRG Energy Inc. Project, Series 2012B	4.750	11/01/42	2,727,275
4,000,000	Grand Prairie Independent School District, Dallas County, Texas, General Obligation Bonds, Refunding Series 2015	4.000	02/15/31	4,001,152
5,215,000	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Health System, Refunding Series 2020A	4.125	07/01/26	5,291,023
4,025,000	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Health System, Refunding Series 2020A	3.950	07/01/27	4,097,891
3,060,000	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Health System, Refunding Series 2020A	3.750	07/01/28	3,111,306
3,650,000	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Health System, Series 2022B, (Mandatory Put 12/01/28)	5.000	06/01/50	3,866,394
8,960,000	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Health System, Series 2024C, (Mandatory Put 7/01/29)	5.000	07/01/54	9,567,967
1,000,000	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Texas Childrens Hospital, Series 2019A	4.000	10/01/35	987,888
12,670,000	Houston Higher Education Finance Corporation, Texas, Revenue Bonds, Rice University, Series 2024	5.000	05/15/34	14,351,205
6,995,000	Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate Lien Series 2023A - AGM Insured, (AMT)	5.000	07/01/28	7,327,147
11,005,000	Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate Lien Series 2023A - AGM Insured, (AMT)	5.000	07/01/30	11,699,316
11,535,000	Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate Lien Series 2023A - AGM Insured, (AMT)	5.000	07/01/32	12,402,118
2,440,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc. Terminal E Project, Refunding Series 2014, (AMT)	5.000	07/01/29	2,441,040
1,000,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc. Terminal E Project, Series 2021B-1, (AMT)	4.000	07/15/41	925,379
8,825,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc. Terminal Improvements Project, Series 2024B, (AMT)	5.250	07/15/33	9,212,962
12,000,000	Houston, Texas, Combined Utility System Revenue Bonds, Refunding First Lien Series 2014D	5.000	11/15/39	12,011,778
3,165,000	Houston, Texas, Combined Utility System Revenue Bonds, Refunding First Lien Series 2018D	5.000	11/15/32	3,338,214
2,615,000	Houston, Texas, Combined Utility System Revenue Bonds, Refunding First Lien Series 2018D	5.000	11/15/33	2,751,356
8,500,000	Houston, Texas, General Obligation Bonds, Refunding Series 2024A	5.000	03/01/41	9,100,952
7,500,000	Houston, Texas, General Obligation Bonds, Refunding Series 2024A	5.000	03/01/42	7,965,210
1,325,000	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Facilities Department, Refunding Series 2014	5.000	09/01/31	1,326,852
1,000,000	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Facilities Department, Refunding Series 2021	3.000	09/01/33	931,026
2,670,000	Hurst-Euless-Bedford Independent School District, Tarrant County, Texas, General Obligation Bonds, School Building Series 2024	5.000	08/15/26	2,752,891
2,035,000	Katy Independent School District, Harris, Fort Bend and Waller Counties, Texas, General Obligation Bonds, Refunding Series 2024	5.000	02/15/29	2,192,539
3,800,000	Klein Independent School District, Harris County, Texas, General Obligation Bonds, Refunding Schoolhouse Series 2015A	4.000	08/01/32	3,803,833

See Notes To Financial Statements	99

Portfolio of Investments March 31, 2025 (continued)

Intermediate Duration

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TEXAS (continued)
$1,000,000		Love Field Airport Modernization Corporation, Texas, General Airport Revenue Bonds Series 2015, (AMT)	5.000%	11/01/26	$1,009,236
2,025,000		Love Field Airport Modernization Corporation, Texas, General Airport Revenue Bonds Series 2015, (AMT)	5.000	11/01/27	2,039,889
1,570,000		Love Field Airport Modernization Corporation, Texas, General Airport Revenue Bonds Series 2015, (AMT)	5.000	11/01/28	1,580,098
2,000,000		Love Field Airport Modernization Corporation, Texas, General Airport Revenue Bonds Series 2015, (AMT)	5.000	11/01/29	2,011,796
2,000,000		Love Field Airport Modernization Corporation, Texas, General Airport Revenue Bonds Series 2015, (AMT)	5.000	11/01/30	2,011,004
4,070,000		Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA Transmission Services Corporation Project, Refunding Series 2021	5.000	05/15/27	4,243,286
4,530,000		Matagorda County Navigation District 1, Texas, Pollution Control Revenue Bonds, Central Power & Light Company Project, Refunding Series 2001A	2.600	11/01/29	4,267,686
820,000		McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013	5.000	12/01/25	820,416
2,720,000		McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013	5.250	12/01/28	2,724,821
2,700,000	(c)	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Senior Lien Series 2018, (AMT)	4.625	10/01/31	2,692,232
4,000,000	(b)	Mission Economic Development Corporation, Texas, Solid Waste Disposal Revenue Bonds, Republic Services Inc. Project, Adjustable Rate Series 2020A, (AMT), (Mandatory Put 6/02/25)	3.750	05/01/46	3,999,195
10,000,000		Mission Economic Development Corporation, Texas, Solid Waste Disposal Revenue Bonds, Waste Management Inc. Project, Series 2023A, (AMT), (Mandatory Put 7/01/27)	4.250	06/01/48	10,022,469
3,860,000	(e)	North Texas Tollway Authority, Special Projects System Revenue Bonds, Convertible Capital Appreciation Series 2011C, (Pre- refunded 9/01/31)	7.000	09/01/43	4,599,383
9,190,000	(e)	North Texas Tollway Authority, Special Projects System Revenue Bonds, Convertible Capital Appreciation Series 2011C, (Pre- refunded 9/01/31)	6.750	09/01/45	10,994,176
5,355,000		North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier Series 2023A	5.000	01/01/27	5,554,975
4,000,000		North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier Series 2024A	5.000	01/01/41	4,287,414
3,750,000		North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2008D - AGC Insured	0.000	01/01/38	2,215,359
5,000,000		North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2019A	3.000	01/01/35	4,637,451
5,950,000		North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2020A	4.000	01/01/37	5,944,732
7,500,000		North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier Series 2024B	5.000	01/01/32	8,271,200
5,280,000		Pasadena Independent School District, Harris County, Texas, General Obligation Bonds, Refunding Series 2015	4.000	02/15/34	5,280,510
1,000,000	(c)	Port Beaumont Navigation District, Jefferson County, Texas, Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project, Series 2020, (AMT)	3.625	01/01/35	904,595
6,865,000	(c)	Port Beaumont Navigation District, Jefferson County, Texas, Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project, Series 2021A, (AMT)	2.750	01/01/36	5,678,340
13,675,000	(c)	Port Beaumont Navigation District, Jefferson County, Texas, Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project, Series 2021A, (AMT)	2.875	01/01/41	10,567,021
1,000,000	(c)	Port Beaumont Navigation District, Jefferson County, Texas, Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project, Series 2021A, (AMT)	3.000	01/01/50	685,412
2,000,000	(c)	Port Beaumont Navigation District, Jefferson County, Texas, Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project, Series 2024A, (AMT)	5.000	01/01/39	2,017,118

100	See Notes To Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	TEXAS (continued)
$1,265,000	Port of Houston Authority, Harris County, Texas, General Obligation Bonds, First Lien Series 2021	5.000%	10/01/26	$1,305,586
2,315,000	Round Rock, Texas, Combined Tax and Revenue Certificates of Obligation, Series 2021A	2.000	08/15/43	1,481,907
1,180,000	Round Rock, Texas, Combined Tax and Revenue Certificates of Obligation, Series 2021C	2.000	08/15/43	755,356
1,520,000	Round Rock, Texas, Combined Tax and Revenue Certificates of Obligation, Series 2021C	2.000	08/15/46	905,094
5,000,000	San Antonio, Texas, Water System Revenue Bonds, Refunding Junior Lien Series 2015B	4.000	05/15/35	5,006,477
13,980,000	Texas Department of Housing and Community Affairs, Residential Mortgage Revenue Bonds, Series 2024C	4.450	01/01/44	13,681,517
3,535,000	Texas Department of Housing and Community Affairs, Single Family Mortgage Revenue Bonds, Series 2018A	4.125	09/01/38	3,457,837
4,835,000	Texas Department of Housing and Community Affairs, Single Family Mortgage Revenue Bonds, Series 2021A	2.050	09/01/41	3,230,257
20,170,000	Texas Municipal Gas Acquisition and Supply Corporation IV, Gas Supply Revenue Bonds, Series 2023A, (Mandatory Put 1/01/30)	5.500	01/01/54	21,384,389
15,850,000	Texas Municipal Gas Acquisition and Supply Corporation IV, Gas Supply Revenue Bonds, Series 2023B, (Mandatory Put 1/01/34)	5.500	01/01/54	17,405,606
10,000,000	Texas Municipal Gas Acquisition and Supply Corporation V, Texas, Gas Supply Revenue Bonds, Series 2024, (Mandatory Put 1/01/34)	5.000	01/01/55	10,634,677
7,000,000	Texas Private Activity Bond Surface Transportation Corporation, Revenue Bonds, NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project, Refunding Senior Lien Series 2019A	4.000	12/31/37	6,774,398
3,940,000	Texas Private Activity Bond Surface Transportation Corporation, Revenue Bonds, NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project, Refunding Senior Lien Series 2019A	4.000	12/31/38	3,778,459
1,600,000	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Refunding Series 2020A	4.000	12/31/32	1,605,625
2,800,000	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Refunding Series 2020A	4.000	06/30/33	2,801,684
1,600,000	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Refunding Series 2020A	4.000	06/30/35	1,572,917
10,000,000	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC Segments 3C Project, Series 2019, (AMT)	5.000	06/30/58	9,926,849
5,790,000	Texas State, General Obligation Bonds, College Student Loan Series 2023A, (AMT)	5.000	08/01/36	6,128,694
6,665,000	Texas State, General Obligation Bonds, Texas Transportation Commission, Mobility Fund Refunding Series 2024	5.000	10/01/32	7,482,224
10,000,000	Texas State, General Obligation Bonds, Transportation Commission Highway Improvement, Series 2016A	5.000	04/01/35	10,154,962
12,000,000	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Refunding Second Tier Series 2024C	5.000	08/15/38	12,956,923
6,050,000	Texas Transportation Commission, General Obligation Bonds, Highway Improvement Refunding Series 2024	5.000	04/01/26	6,185,743
5,590,000	Texas Transportation Commission, General Obligation Bonds, Highway Improvement Refunding Series 2024	5.000	04/01/28	5,939,654
5,000,000	Texas Transportation Commission, Highway Fund Revenue Bonds, Refunding First Tier Series 2024	5.000	10/01/32	5,605,978
1,125,000	Texas Transportation Commission, State Highway 249 System Revenue Bonds, First Tier Toll Series 2019A	0.000	08/01/35	718,815
1,590,000	Texas Transportation Commission, State Highway 249 System Revenue Bonds, First Tier Toll Series 2019A	0.000	08/01/36	965,561
2,070,000	Texas Transportation Commission, State Highway 249 System Revenue Bonds, First Tier Toll Series 2019A	0.000	08/01/37	1,189,437
1,100,000	Texas Transportation Commission, State Highway 249 System Revenue Bonds, First Tier Toll Series 2019A	0.000	08/01/39	565,248

See Notes To Financial Statements	101

Portfolio of Investments March 31, 2025 (continued)

Intermediate Duration

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TEXAS (continued)
$3,740,000		Travis County, Texas, General Obligation Bonds, Permanent Improvement Limited Tax Series 2024	5.000%	03/01/39	$4,087,735
10,780,000		Travis County, Texas, General Obligation Bonds, Permanent Improvement Limited Tax Series 2024	5.000	03/01/40	11,675,238

		TOTAL TEXAS			548,783,231

		UTAH - 0.6%
1,055,000	(c)	Black Desert Public Infrastructure District, Utah, Limited Tax General Obligation Bonds Series 2021A	3.250	03/01/31	991,267
1,600,000	(c)	Black Desert Public Infrastructure District, Utah, Limited Tax General Obligation Bonds Series 2021A	3.500	03/01/36	1,428,077
1,300,000	(c)	Downtown East Streetcar Sewer Public Infrastructure District, South Salt Lake, Salt Lake County, Utah, Limited Tax General Obligation Bonds, Series 2022A	5.750	03/01/42	1,295,383
1,790,000	(c)	MIDA Military Installation Development Authority Golf and Equestrian Center Public Infrastructure District, Utah, Limited Tax and Tax Allocation Revenue Bonds, Series 2021	4.125	06/01/36	1,526,384
1,250,000	(c)	MIDA Mountain Village Public Infrastructure District, Utah, Subordinate Tax Allocation Revenue Bonds, Series 2024-2	5.500	06/15/39	1,276,400
3,900,000		Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2021A, (AMT)	5.000	07/01/26	3,977,659
5,000,000		Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2021A, (AMT)	5.000	07/01/31	5,343,468
1,405,000		Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2023A, (AMT)	5.000	07/01/30	1,496,406
9,000,000		Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2023A, (AMT)	5.000	07/01/31	9,618,242
10,640,000		Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2023A, (AMT)	5.000	07/01/33	11,429,339
2,700,000		Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2023A, (AMT)	5.000	07/01/35	2,867,618
1,120,000		Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2023A, (AMT)	5.250	07/01/36	1,217,994
1,125,000		Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2023A, (AMT)	5.250	07/01/37	1,215,967
6,660,000		Utah Housing Corporation, Single Family Mortgage Bonds, Series 2024E	4.600	07/01/44	6,581,966

		TOTAL UTAH			50,266,170

		VERMONT - 0.1%
2,985,000		Vermont Economic Development Authority, Mortgage Revenue Bonds, Wake Robin Corporation Project, Series 2021A	4.000	05/01/37	2,809,705
3,439,000		Vermont Housing Finance Agency, Multiple Purpose Bonds, Series 2021A	2.450	11/01/41	2,526,897
3,465,000		Vermont Housing Finance Agency, Multiple Purpose Bonds, Social Series 2024C	4.450	11/01/44	3,391,898

		TOTAL VERMONT			8,728,500

		VIRGINIA - 1.8%
5,260,000		Amelia County Industrial Development Authority, Virginia, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2002, (AMT)	1.450	04/01/27	4,973,570
7,310,000		Arlington County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Virginia Hospital Center, Series 2023A, (Mandatory Put 7/01/31)	5.000	07/01/53	7,825,264
6,345,258		Federal Home Loan Mortgage Corporation, Multifamily Variable Rate Certificates Relating to Municipal Securities Class A Green Series 2024ML-028	4.095	11/25/42	6,411,358
5,000,000	(e)	Hampton Roads Transportation Accountability Commission, Virginia, Revenue Bonds, Hampton Roads Transportation Fund, Senior Lien Bond Anticipation Notes, Series 2021A, (ETM)	5.000	07/01/26	5,135,493
870,000		James City County Economic Development Authority, Virginia, Residential Care Facility Revenue Bonds, Williamsburg Landing Inc., Refunding Series 2021A	4.000	12/01/35	830,395

102	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		VIRGINIA (continued)
$2,010,000		Louisa Industrial Development Authority, Virginia, Pollution Control Revenue Bonds, Virginia Electric and Power Company, Refunding Series 2008B, (Mandatory Put 9/02/25)	0.750%	11/01/35	$1,976,470
1,000,000		Stafford County Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds, Mary Washington Healthcare Obligated Group, Refunding Series 2016	3.125	06/15/31	958,252
710,000	(c)	Virginia College Building Authority, Educational Facilities Revenue Bonds, Marymount University Project, Refunding Series 2015A	5.000	07/01/45	569,843
2,810,000		Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2023E-3	4.400	10/01/44	2,739,370
1,500,000		Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2023E-4	4.450	07/01/45	1,466,897
1,710,000		Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2023E-5	4.150	07/01/40	1,675,644
500,000		Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2023E-5	4.500	07/01/45	490,296
7,505,000		Virginia Housing Development Authority, Rental Housing Bonds, Series 2020B	2.200	03/01/40	5,447,590
10,000,000		Virginia Housing Development Authority, Rental Housing Bonds, Series 2023D	3.450	08/01/28	9,999,772
2,600,000		Virginia Housing Development Authority, Rental Housing Bonds, Series 2024H	3.625	06/01/29	2,590,106
1,350,000		Virginia Housing Development Authority, Rental Housing Bonds, Series 2025A	4.100	09/01/40	1,312,980
3,975,000		Virginia Housing Development Authority, Rental Housing Bonds, Series 2025A	4.450	09/01/45	3,868,501
3,220,000		Virginia Small Business Financing Authority, Environmental Facilities Revenue Bonds (Pure Salmon Virginia LLC Project), Escrow Refinancing Series 2022, (AMT), (Mandatory Put 11/20/25)	4.000	11/01/52	3,221,131
12,885,000		Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform 66 P3 Project, Senior Lien Series 2017, (AMT)	5.000	12/31/49	12,906,281
12,375,000		Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform 66 P3 Project, Senior Lien Series 2017, (AMT)	5.000	12/31/56	12,208,939
5,480,000		Virginia Small Business Financing Authority, Revenue Bonds, 95 Express Lanes LLC Project, Refunding Senior Lien Series 2022, (AMT)	5.000	07/01/32	5,796,743
4,000,000		Virginia Small Business Financing Authority, Revenue Bonds, 95 Express Lanes LLC Project, Refunding Senior Lien Series 2022, (AMT)	5.000	01/01/34	4,201,929
4,890,000		Virginia Small Business Financing Authority, Revenue Bonds, 95 Express Lanes LLC Project, Refunding Senior Lien Series 2022, (AMT)	5.000	07/01/36	5,125,232
3,330,000		Virginia Small Business Financing Authority, Revenue Bonds, 95 Express Lanes LLC Project, Refunding Senior Lien Series 2022, (AMT)	5.000	07/01/37	3,478,060
4,540,000		Virginia Small Business Financing Authority, Revenue Bonds, 95 Express Lanes LLC Project, Refunding Senior Lien Series 2022, (AMT)	5.000	01/01/38	4,732,000
2,000,000		Virginia Small Business Financing Authority, Revenue Bonds, 95 Express Lanes LLC Project, Refunding Senior Lien Series 2022, (AMT)	5.000	12/31/47	2,042,426
3,190,000		Virginia Small Business Financing Authority, Revenue Bonds, 95 Express Lanes LLC Project, Refunding Senior Lien Series 2022, (AMT)	5.000	12/31/52	3,247,257
5,250,000		Virginia Small Business Financing Authority, Revenue Bonds, Elizabeth River Crossing OPCO, LLC Project, Refunding Senior Lien Series 2022, (AMT)	4.000	01/01/31	5,259,962
5,500,000		Virginia Small Business Financing Authority, Revenue Bonds, Elizabeth River Crossing OPCO, LLC Project, Refunding Senior Lien Series 2022, (AMT)	4.000	01/01/34	5,418,210

See Notes To Financial Statements	103

Portfolio of Investments March 31, 2025 (continued)

Intermediate Duration

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		VIRGINIA (continued)
$10,000,000		Virginia Small Business Financing Authority, Revenue Bonds, Elizabeth River Crossing OPCO, LLC Project, Refunding Senior Lien Series 2022, (AMT)	4.000%	01/01/37	$9,645,414
1,365,000		Wise County Industrial Development Authority, Virginia, Solid Waste and Sewage Disposal Revenue Bonds, Virginia Electric and Power Company, Series 2010A, (Mandatory Put 5/28/27)	3.800	11/01/40	1,380,029

		TOTAL VIRGINIA			136,935,414

		WASHINGTON - 3.2%
3,725,000		Energy Northwest, Washington, Electric Revenue Bonds, Columbia Generating Station, Refunding Series 2024A	5.000	07/01/38	4,109,538
2,725,000		Energy Northwest, Washington, Electric Revenue Bonds, Nuclear Project 1, Refunding Series 2024B	5.000	07/01/26	2,802,240
8,955,000		King County, Washington, Sewer Revenue Bonds, Refunding Junior Lien Series 2020B, (Mandatory Put 1/01/26)	0.875	01/01/42	8,752,037
7,850,000		Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2017C, (AMT)	5.000	05/01/31	8,047,313
8,800,000		Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2018A, (AMT)	5.000	05/01/31	9,021,192
5,300,000		Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2019, (AMT)	5.000	04/01/29	5,614,223
9,685,000		Port of Seattle, Washington, Revenue Bonds, Refunding Intermediate Lien Private Activity Series 2022B, (AMT)	5.000	08/01/30	10,389,364
3,055,000		Port of Seattle, Washington, Revenue Bonds, Refunding Intermediate Lien Series 2016	5.000	02/01/29	3,103,005
2,740,000		Port of Seattle, Washington, Revenue Bonds, Refunding Intermediate Lien Series 2021C, (AMT)	5.000	08/01/32	2,927,236
2,340,000		Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Valley Hospital, Refunding & Improvement Series 2016	5.000	12/01/37	2,343,421
2,000,000		Washington Health Care Facilities Authority, Revenue Bonds, CommonSpirit Health, Series 2019A-1	5.000	08/01/28	2,118,194
8,335,000		Washington Health Care Facilities Authority, Revenue Bonds, CommonSpirit Health, Series 2019B-2, (Mandatory Put 8/01/25)	5.000	08/01/49	8,349,700
2,730,000	(e)	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2015, (Pre- refunded 7/01/25)	5.000	01/01/26	2,742,151
1,285,000	(e)	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2015, (Pre- refunded 7/01/25)	5.000	01/01/27	1,290,719
5,930,000		Washington Health Care Facilities Authority, Revenue Bonds, MultiCare Health System, Series 2015A	5.000	08/15/40	5,888,448
5,875,000		Washington Health Care Facilities Authority, Revenue Bonds, MultiCare Health System, Series 2015B	5.000	08/15/35	5,889,828
14,085,000		Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Refunding Series 2012A	5.000	10/01/33	14,090,485
6,115,000		Washington Health Care Facilities Authority, Revenue Bonds, Providence Saint Joseph Health, Series 2018B	5.000	10/01/30	6,366,690
1,715,000		Washington Health Care Facilities Authority, Revenue Bonds, Providence Saint Joseph Health, Series 2018B	5.000	10/01/31	1,779,186
6,140,000		Washington Health Care Facilities Authority, Revenue Bonds, Providence Saint Joseph Health, Series 2018B	5.000	10/01/32	6,357,645
5,120,000		Washington Health Care Facilities Authority, Revenue Bonds, Virginia Mason Medical Center, Series 2017	5.000	08/15/29	5,262,910
2,250,000		Washington Health Care Facilities Authority, Revenue Bonds, Virginia Mason Medical Center, Series 2017	5.000	08/15/31	2,305,788
2,755,000		Washington Health Care Facilities Authority, Revenue Bonds, Virginia Mason Medical Center, Series 2017	5.000	08/15/34	2,806,406
6,015,000		Washington Health Care Facilities Authority, Revenue Bonds, Virginia Mason Medical Center, Series 2017	5.000	08/15/36	6,102,605
2,770,000	(c)	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Eliseo Project, Refunding Ser 2021B-1. TEMPS-80. TAX-EXEMPT MANDATORY PAYDOWN SECURITIES-80	2.500	07/01/28	2,618,027

104	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		WASHINGTON (continued)
$6,900,000		Washington State Housing Finance Commission, Single Family Program Bonds, Series 2021-1N	2.200%	06/01/41	$4,853,374
5,580,000		Washington State Housing Finance Commission, Single Family Program Bonds, Series 2021-2N	2.400	12/01/41	4,056,242
40,165,248		Washington State Housing Finance Commission, Social Municipal Certificates Multifamily Revenue Bonds, Series 2021-1 Class A	3.500	12/20/35	36,940,677
6,081,772		Washington State Housing Finance Commission, Social Municipal Certificates Multifamily Revenue Bonds, Series 2024A-1	3.812	03/20/40	5,655,464
5,035,000		Washington State, General Obligation Bonds, Motor Vehicle Fuel Tax & Vehicle Related Fees Refunding Series R-2022D	4.000	07/01/28	5,206,772
11,035,000		Washington State, General Obligation Bonds, Motor Vehicle Fuel Tax & Vehicle Related Fees Refunding Series R-2023B	5.000	07/01/42	11,766,764
9,425,000		Washington State, General Obligation Bonds, Motor Vehicle Fuel Tax & Vehicle Related Fees, Refunding Series R-2024C	5.000	08/01/27	9,900,502
5,450,000		Washington State, General Obligation Bonds, Refunding Various Purpose Series R-2018D	5.000	08/01/27	5,724,959
5,000,000		Washington State, General Obligation Bonds, Refunding Various Purpose Series R-2023A	5.000	08/01/27	5,252,255
6,590,000		Washington State, General Obligation Bonds, Various Purpose Group 1 Series 2024C	5.000	02/01/26	6,714,328
5,035,000		Washington State, General Obligation Bonds, Various Purpose Refunding Series 2025B	5.000	07/01/28	5,377,989
6,750,000		Washington State, General Obligation Bonds, Various Purpose Series 2021A	5.000	08/01/44	7,017,581
4,000,000		Washington State, General Obligation Bonds, Various Purpose Series 2023A	5.000	08/01/45	4,193,564
4,975,000		Whidbey Island Public Hospital District, Island County, Washington, General Obligation Bonds, Whidbey General Hospital, Series 2013	5.500	12/01/33	4,821,386

		TOTAL WASHINGTON			248,560,208

		WEST VIRGINIA - 0.2%
6,000,000		West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company - Amos Project, Series 2011A, (AMT), (Mandatory Put 9/01/25)	1.000	01/01/41	5,913,655
1,675,000	(c)	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Core Natural Resources, INC Project, AMT Series 2025, (AMT), (Mandatory Put 3/27/35)	5.450	01/01/55	1,715,773
1,365,000		West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Charleston Area Medical Center, Series 2014A	5.000	09/01/25	1,366,393
3,240,000		West Virginia Housing Development Fund, Housing Finance Revenue Bonds, Social Series 2023D	4.300	11/01/38	3,095,272
1,710,000		West Virginia Housing Development Fund, Housing Finance Revenue Bonds, Social Series 2024A	4.400	11/01/44	1,668,179
1,945,000		West Virginia Housing Development Fund, Housing Finance Revenue Bonds, Social Series 2024D	3.900	11/01/39	1,832,749
2,555,000		West Virginia Housing Development Fund, Housing Finance Revenue Bonds, Social Series 2024D	4.300	11/01/44	2,462,940

		TOTAL WEST VIRGINIA			18,054,961

		WISCONSIN - 2.5%
6,780,000		Central Brown County Water Authority, Wisconsin, Water System Revenue Bonds, Refunding Series 2024A	5.000	11/01/33	7,516,612
4,455,000		Middleton-Cross Plains Area School District, Dane County, Wisconsin, General Obligation Bonds, Refunding Series 2021A	2.000	03/01/26	4,387,711
4,555,000		Middleton-Cross Plains Area School District, Dane County, Wisconsin, General Obligation Bonds, Refunding Series 2021A	2.000	03/01/27	4,393,876
4,320,000		Milwaukee, Wisconsin, General Obligation Bonds, Promissory Notes Series 2024-N1 - AGM Insured	5.000	04/01/30	4,666,466
10,000,000		Public Finance Authority of Wisconsin, Lease Development Revenue Bonds, KU Campus Development Corporation-Central District Development Project, Series 2016	5.000	03/01/41	10,088,742

See Notes To Financial Statements	105

Portfolio of Investments March 31, 2025 (continued)

Intermediate Duration

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		WISCONSIN (continued)
$25,400,000	(c)	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017	6.500%	12/01/37	$25,674,894
4,550,000		Public Finance Authority of Wisconsin, Pollution Control Revenue Bonds, Duke Energy Progress Project, Refunding Series 2022A-2, (Mandatory Put 10/01/26)	3.300	10/01/46	4,551,264
8,455,000		Public Finance Authority of Wisconsin, Pollution Control Revenue Bonds, Duke Energy Progress Project, Refunding Series 2022A-2, (Mandatory Put 10/01/30)	3.700	10/01/46	8,407,468
15,000	(c),(e)	Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health Sciences, Series 2020, (ETM)	3.000	04/01/25	15,000
115,000	(c)	Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health Sciences, Series 2020	3.000	04/01/25	115,000
16,805,000		Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Refunding Series 2016A-1	2.625	11/01/25	16,636,340
7,880,000		Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Refunding Series 2016A-2	2.875	05/01/27	7,713,606
2,380,000	(c)	Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake Norman Charter School, Series 2018A	4.000	06/15/28	2,377,184
4,170,000		Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds, Celanese Project, Refunding Series 2016C	4.050	11/01/30	4,123,157
9,085,000		Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds, Celanese Project, Refunding Series 2016C	4.300	11/01/30	9,027,862
8,000,000	(f)	Racine Unified School District, Racine County, Wisconsin, General Obligation Bonds, Promissory Notes Series 2025	4.000	04/01/44	7,498,950
4,750,000	(f)	Racine Unified School District, Racine County, Wisconsin, General Obligation Bonds, Promissory Notes Series 2025	4.000	04/01/45	4,415,559
1,500,000		Sheboygan Area School District, Manitowoc and Sheboygan Counties, Wisconsin, General Obligation Bonds, Promissory Notes Series 2024	3.000	03/01/39	1,301,777
1,525,000		Sheboygan Area School District, Manitowoc and Sheboygan Counties, Wisconsin, General Obligation Bonds, Promissory Notes Series 2024	3.000	03/01/40	1,295,934
6,130,000		West Allis-West Milwaukee, et al School District, Wisconsin, General Obligation Bonds, Promissory Notes Series 2025	3.000	04/01/39	5,369,948
1,080,000		Wisconsin Health & Educational Facs Authority, Health Facilities Revenue Bonds, UnityPoint Health Project, Series 2014A	5.000	12/01/26	1,080,812
4,115,000		Wisconsin Health & Educational Facs Authority, Health Facilities Revenue Bonds, UnityPoint Health Project, Series 2014A	5.000	12/01/27	4,124,164
7,765,000		Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Advocate Aurora Health Credit Group, Series 2018 B-1, (Mandatory Put 7/01/27)	5.000	08/15/54	7,943,606
2,610,000		Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic Health System, Inc., Series 2017C	5.000	02/15/47	2,493,056
3,230,000		Wisconsin Health and Educational Facilities Authority, Revenue Bonds, PHW Muskego, Inc. Project, Series 2021	4.000	10/01/41	2,695,432
5,000		Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Advocate Aurora Health Credit Group, Series 2018C-1, (Mandatory Put 7/29/26)	5.000	08/15/54	5,107
2,120,000		Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Gundersen Health System, Refunding Series 2021A	4.000	10/15/34	2,129,880
1,455,000		Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Gundersen Health System, Refunding Series 2021A	4.000	10/15/35	1,454,081
5,490,000		Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Marshfield Clinic Health System, Inc., Series 2020B-2, (Mandatory Put 2/15/27)	5.000	02/15/51	5,590,431
1,470,000		Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Oakwood Lutheran Senior Ministries, Series 2021	4.000	01/01/37	1,375,743

106	See Notes To Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	WISCONSIN (continued)
$1,950,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Saint Camillus Health System Inc, Series 2019A	5.000%	11/01/39	$1,917,633
1,355,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, ThedaCare Inc, Series 2015	5.000	12/15/25	1,356,306
4,440,000	Wisconsin Housing and Economic Development Authority, Home Ownership Revenue Bonds, Social Series 2024C	4.125	09/01/39	4,385,013
2,750,000	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series 2019A	3.000	11/01/39	2,259,787
1,650,000	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series 2021C	2.500	11/01/41	1,203,622
2,555,000	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series 2023E, (Mandatory Put 5/01/27)	3.875	11/01/54	2,564,141
4,760,000	Wisconsin State, General Obligation Bonds, Refunding Series 2024-1	5.000	05/01/32	5,353,459
9,800,000	Wisconsin State, General Obligation Bonds, Refunding Series 2025-3	5.000	05/01/32	11,021,827

	TOTAL WISCONSIN			188,531,450

	WYOMING - 1.1%
16,300,000	Campbell County, Wyoming Solid Waste Facilities Revenue Bonds, Basin Electric Power Cooperative, Dry Fork Station Facilities, Series 2019A	3.625	07/15/39	14,334,049
960,000	Casper Community College District, Natrona County, Wyoming, Revenue Bonds, Refunding Series 2021	4.000	04/15/37	965,349
1,000,000	Casper Community College District, Natrona County, Wyoming, Revenue Bonds, Refunding Series 2021	4.000	04/15/38	1,001,725
800,000	Consolidated Wyoming Municipalities Electric Power System Joint Powers Board, Wyoming, Electric Facilities Improvement Lease Revenue Bonds, Gillette Electrical System Project, Refunding Series 2022	5.000	06/01/33	875,559
1,415,000	Consolidated Wyoming Municipalities Electric Power System Joint Powers Board, Wyoming, Electric Facilities Improvement Lease Revenue Bonds, Gillette Electrical System Project, Refunding Series 2022	5.000	06/01/34	1,538,486
8,730,000	Sweetwater County 2023 Specific Purpose Joint Powers Board, Wyoming, Sales and Use Excise Tax Revenue Bonds, Series 2023	5.000	06/15/27	9,088,657
28,275,000	Sweetwater County, Wyoming, Pollution Control Revenue Refunding Bonds, Idaho Power Company Project, Series 2006	1.700	07/15/26	27,451,024
4,215,000	University of Wyoming, Facilities Revenue Bonds, Supplemental Coverage Program, Refunding Series 2021A	5.000	06/01/26	4,317,414
2,645,000	Wyoming Community Development Authority, Housing Revenue Bonds, 2015 Series 6	3.900	12/01/34	2,622,187
6,500,000	Wyoming Community Development Authority, Housing Revenue Bonds, 2019 Series 3	2.650	12/01/39	5,104,607
3,250,000	Wyoming Community Development Authority, Housing Revenue Bonds, 2020 Series 1	3.000	12/01/40	2,677,022
6,675,000	Wyoming Community Development Authority, Housing Revenue Bonds, 2020 Series 2	2.250	12/01/40	4,839,596
6,000,000	Wyoming Community Development Authority, Housing Revenue Bonds, 2021 Series 3	2.250	12/01/41	4,233,379
2,700,000	Wyoming Community Development Authority, Housing Revenue Bonds, 2023 Series 1	4.200	12/01/38	2,661,956

	TOTAL WYOMING			81,711,010

	TOTAL MUNICIPAL BONDS (Cost $7,786,784,479)			7,454,547,976

See Notes To Financial Statements	107

Portfolio of Investments March 31, 2025 (continued)

Intermediate Duration

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		VARIABLE RATE SENIOR LOAN INTERESTS - 0.0%

		HEALTH CARE EQUIPMENT & SERVICES - 0.0%
$812,771	(g)	Jackson Hospital	13.000%	11/04/25	$812,771
1,128,848	(g)	Jackson Hospital, Inc. and Jackson Hospital Financing, LLC	13.000	12/16/25	1,128,848

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			1,941,619

		TOTAL VARIABLE RATE SENIOR LOAN INTERESTS (Cost $1,903,423)			1,941,619

		TOTAL LONG-TERM INVESTMENTS (Cost $7,829,866,933)			7,494,023,114

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SHORT-TERM INVESTMENTS - 0.1%

		MUNICIPAL BONDS - 0.1%

		NATIONAL - 0.1%
7,350,000	(c),(i)	Invesco Municipal Opportunity Trust Variable Rate Munifund Term Preferred Shares Series 2015/6VMO, (AMT)	3.950	03/20/27	7,350,000

		TOTAL NATIONAL			7,350,000

		TOTAL MUNICIPAL BONDS (Cost $7,350,000)			7,350,000

		TOTAL SHORT-TERM INVESTMENTS (Cost $7,350,000)			7,350,000

		TOTAL INVESTMENTS - 97.9% (Cost $7,837,216,933)			7,501,373,114

		OTHER ASSETS & LIABILITIES, NET - 2.1%			161,019,760

		NET ASSETS - 100%			$7,662,392,874

AMT	Alternative Minimum Tax
ETF	Exchange-Traded Fund
ETM	Escrowed to maturity

(a)	Affiliated holding
(b)	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $386,854,938 or 5.2% of Total Investments.

(d)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(e)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(f)	When-issued or delayed delivery security.
(g)	For fair value measurement disclosure purposes, investment classified as Level 3.
(h)	Step-up coupon bond, a bond with a coupon that increases (“steps up”), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(i)

Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

108	See Notes To Financial Statements

Portfolio of Investments March 31, 2025

Limited Term

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		LONG-TERM INVESTMENTS - 97.6%

		MUNICIPAL BONDS - 97.6%

		ALABAMA - 2.3%
$1,000,000		Alabama Housing Finance Authority, Collateralized Single Family Mortgage Revenue Bonds, Series 2024C	4.100%	10/01/39	$981,367
7,955,000		Alabama Public School and College Authority, Capital Improvement Pool Revenue Bonds, Refunding Series 2020A	5.000	11/01/27	8,392,387
1,855,000		Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds, Project 4 Series 2019A-1, (Mandatory Put 12/01/25)	4.000	12/01/49	1,860,892
7,505,000		Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds, Project 7 Series 2021C-1, (Mandatory Put 12/01/26)	4.000	10/01/52	7,550,470
2,410,000		Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds, Project 8 Series 2022A, (Mandatory Put 12/01/29)	4.000	12/01/52	2,394,731
5,000,000		Black Belt Energy Gas District, Alabama, Gas Project Revenue Bonds, Prepay BP PLC, Series 2024D	5.000	11/01/28	5,207,852
2,500,000		Black Belt Energy Gas District, Alabama, Gas Project Revenue Bonds, Prepay BP PLC, Series 2024D	5.000	11/01/29	2,621,674
5,800,000		Black Belt Energy Gas District, Alabama, Gas Project Revenue Bonds, Series 2023C, (Mandatory Put 6/01/32)	5.500	10/01/54	6,237,100
3,665,000		Black Belt Energy Gas District, Alabama, Gas Project Revenue Bonds, Series 2024B, (Mandatory Put 9/01/32)	5.000	10/01/55	3,839,326
980,000	(a),(b)	Central Etowah County Solid Waste Disposal Authority, Alabama, Tax-Exempt Solid Waste Disposal Revenue Bonds Series 2020A, (Pre-refunded 7/01/25), (AMT)	6.000	07/01/45	1,016,249
8,215,000		Lower Alabama Gas District, Alabama, Goldman Sachs Gas Project 2 Revenue Bonds, Series 2020A, (Mandatory Put 12/01/25)	4.000	12/01/50	8,233,936
11,755,000		Mobile Industrial Development Board, Alabama, Pollution Control Revenue Refunding Bonds, Alabama Power Company Barry Plan, Series 2007A, (Mandatory Put 6/26/25)	1.000	06/01/34	11,681,598
1,000,000		Selma Industrial Development Board, Alabama, Gulf Opportunity Zone Revenue Bonds, International Paper Company Project, Refunding Series 2019A, (Mandatory Put 10/01/31)	3.450	11/01/33	982,966
7,510,000		Selma Industrial Development Board, Alabama, Gulf Opportunity Zone Revenue Bonds, International Paper Company Project, Refunding Series 2020A, (Mandatory Put 6/16/25)	1.375	05/01/34	7,465,620
5,000,000		Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue Bonds, Project 1, Refunding Series 2024A, (Mandatory Put 4/01/32)	5.000	08/01/54	5,296,519
13,750,000		Southeast Energy Authority, Alabama, A Cooperative District Energy Supply Revenue Bonds Series 2024A	5.000	11/01/35	14,200,865
9,000,000		Southeast Energy Authority, Alabama, Commodity Supply Revenue Bonds, Project 2, Series 2021B-1, (Mandatory Put 12/01/31)	4.000	12/01/51	8,926,181
9,950,000		Southeast Energy Authority, Alabama, Commodity Supply Revenue Bonds, Project 4, Series 2022B-1, (Mandatory Put 8/01/28)	5.000	05/01/53	10,284,515
3,000,000		Southeast Energy Authority, Alabama, Revenue Bonds, Cooperative District Energy Supply Series 2025B, (Mandatory Put 1/01/33)	5.250	03/01/55	3,150,612

		TOTAL ALABAMA			110,324,860

		ALASKA - 1.4%
1,020,000		Alaska Housing Finance Corporation, Collateralized Mortgage Bonds, Veterans Mortgage Program, 2024 First Series	3.850	06/01/34	1,011,544
1,040,000		Alaska Housing Finance Corporation, Collateralized Mortgage Bonds, Veterans Mortgage Program, 2024 First Series	3.850	12/01/34	1,028,819
12,345,000		Alaska Housing Finance Corporation, Mortgage Revenue Bonds, General Series 2020A-II	2.000	12/01/35	9,520,745
23,000,000		Alaska Housing Finance Corporation, Mortgage Revenue Bonds, General Series 2020B-II	2.000	12/01/35	17,738,124
3,560,000		Alaska Housing Finance Corporation, Mortgage Revenue Bonds, General Series 2022A-II	2.150	12/01/36	2,715,185

See Notes To Financial Statements	109

Portfolio of Investments March 31, 2025 (continued)

Limited Term

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		ALASKA (continued)
$8,110,000		Alaska Housing Finance Corporation, Mortgage Revenue Bonds, Series 2022B-1	2.150%	06/01/36	$6,228,166
3,565,000		Alaska Industrial Development and Export Authority, Power Revenue Bonds, Snettisham Hydroelectric Project, Refunding Series 2015, (AMT)	5.000	01/01/26	3,572,661
5,145,000		Alaska Industrial Development and Export Authority, Revenue Bonds, Greater Fairbanks Community Hospital Foundation Project, Refunding Series 2019	5.000	04/01/27	5,328,993
5,575,000		Alaska Industrial Development and Export Authority, Revenue Bonds, Greater Fairbanks Community Hospital Foundation Project, Refunding Series 2019	5.000	04/01/29	5,926,975
5,515,000		Alaska Municipal Bond Bank, General Obligation Bonds, Three Series 2015	5.250	10/01/36	5,520,885
1,000,000		Alaska State, General Obligation Bonds, Refunding Series 2024B	5.000	08/01/28	1,069,243
1,675,000		North Slope Borough, Alaska, General Obligation Bonds, General Purpose Series 2023A	5.000	06/30/26	1,722,374
1,525,000		North Slope Borough, Alaska, General Obligation Bonds, General Purpose Series 2024A	5.000	06/30/28	1,625,378
1,000,000		Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Senior Series 2021A Class 1	5.000	06/01/25	1,002,659
1,775,000		Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Senior Series 2021A Class 1	5.000	06/01/28	1,850,280

		TOTAL ALASKA			65,862,031

		ARIZONA - 1.3%
5,600,000	(a)	Arizona State, Certificates of Participation, Refunding Series 2019A, (ETM)	5.000	10/01/26	5,790,535
5,055,000	(a)	Arizona State, Certificates of Participation, Refunding Series 2019A, (ETM)	5.000	10/01/27	5,334,738
6,760,000		Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2007, (AMT), (Mandatory Put 6/15/28)	4.100	12/01/37	6,770,235
1,940,000		Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2019, (AMT), (Mandatory Put 6/01/29)	4.000	06/01/49	1,933,158
11,010,000		Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2022-2, (AMT), (Mandatory Put 9/01/27)	5.000	09/01/52	11,281,163
3,600,000		Chandler, Arizona, General Obligation Bonds, Series 2017	2.300	07/01/28	3,464,143
4,260,000		Coconino County, Arizona, Pollution Control Revenue Bonds, Nevada Power Company Project, Refunding Series 2017B, (AMT), (Mandatory Put 3/31/26)	4.125	09/01/32	4,262,665
5,000,000		Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Series 2023A-1, (Mandatory Put 5/15/26)	5.000	01/01/53	5,101,719
4,510,000		Maricopa County Pollution Control Corporation, Arizona, Pollution Control Revenue Bonds, Public Service Company of New Mexico Palo Verde Project, Refunding Series 2010A, (Mandatory Put 10/01/26)	0.875	06/01/43	4,306,091
2,150,000		Maricopa County Pollution Control Corporation, Arizona, Pollution Control Revenue Bonds, Public Service Company of New Mexico Palo Verde Project, Refunding Series 2010B, (Mandatory Put 10/01/26)	0.875	06/01/43	2,052,793
6,225,000		Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series 2019B, (AMT)	5.000	07/01/36	6,423,011
1,205,000		Pima County Unified School District 1, Tucson, Arizona, General Obligation Bonds, Project of 2023 School Improvement Series 2024A - AGM Insured	5.000	07/01/26	1,236,904
3,715,000		Yavapai County Industrial Development Authority, Arizona, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2002, (AMT)	1.300	06/01/27	3,484,659

		TOTAL ARIZONA			61,441,814

110	See Notes To Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	ARKANSAS - 0.4%
$9,295,000	Fayetteville, Arkansas, Sales and Use Tax Revenue Bonds, Capital Improvement Series 2022	2.875%	11/01/32	$9,130,516
2,120,000	Rogers School District 30, Benton County, Arkansas, General Obligation Bonds, Construction Series 2019	2.125	02/01/31	1,884,117
2,560,000	Rogers School District 30, Benton County, Arkansas, General Obligation Bonds, Refunding Series 2019	3.000	02/01/27	2,559,971
15,000	Rogers School District 30, Benton County, Arkansas, General Obligation Bonds, Refunding Series 2019	3.000	02/01/28	15,001
3,915,000	Rogers School District 30, Benton County, Arkansas, General Obligation Bonds, Refunding Series 2019	3.000	02/01/29	3,908,033

	TOTAL ARKANSAS			17,497,638

	CALIFORNIA - 3.9%
17,400,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Term Rate Series 2018A, (Mandatory Put 4/01/26)	2.625	04/01/45	17,288,673
2,500,000	California Community Choice Financing Authority, Clean Energy Project Revenue Bonds, Green Series 2023C, (Mandatory Put 10/01/31)	5.250	01/01/54	2,613,579
3,585,000	California Community Choice Financing Authority, Clean Energy Project Revenue Bonds, Green Series 2023F, (Mandatory Put 11/01/30)	5.500	10/01/54	3,862,792
7,000,000	California Community Choice Financing Authority, Clean Energy Project Revenue Bonds, Green Series 2024D, (Mandatory Put 9/01/32)	5.000	02/01/55	7,543,902
6,240,000	California Community Choice Financing Authority, Clean Energy Project Revenue Bonds, Green Series 2024G, (Mandatory Put 8/01/32)	5.000	11/01/55	6,537,826
2,900,000	California Community Choice Financing Authority, Clean Energy Project Revenue Bonds, Green Series 2024H, (Mandatory Put 8/01/33)	5.000	01/01/56	3,147,485
5,000,000	California Community Choice Financing Authority, Clean Energy Project Revenue Bonds, Green SIFMA Index Rate Series 2022A-1, (Mandatory Put 8/01/28)	4.000	05/01/53	5,019,520
805,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2020A	5.000	06/01/25	806,977
2,030,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2020A	5.000	06/01/27	2,095,868
2,915,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2020A	5.000	06/01/28	3,046,277
8,910,000	California Health Facilities Financing Authority, Revenue Bonds, Providence Saint Joseph Health, Series 2016B-3, (Mandatory Put 10/01/25)	2.000	10/01/36	8,821,198
3,120,000	California Health Facilities Financing Authority, Revenue Bonds, Providence Saint Joseph Health, Term Rate Series 2019C, (Mandatory Put 10/01/25)	5.000	10/01/39	3,138,933
19,790,000	California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien Series 2018A - AGM Insured, (AMT)	3.000	12/31/30	18,549,369
2,000,000	California Municipal Finance Authority, Reveue Bonds, Community Medical Centers, Series 2017A	5.000	02/01/26	2,021,193
1,500,000	California Municipal Finance Authority, Reveue Bonds, Community Medical Centers, Series 2017A	5.000	02/01/27	1,537,191
9,410,000	California Municipal Finance Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc. Project, Series 2019A, (AMT), (Mandatory Put 10/01/29)	2.400	10/01/44	8,846,842
1,575,000	California Municipal Finance Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc. Project, Series 2022A, (AMT), (Mandatory Put 10/01/25)	4.125	10/01/41	1,576,266
6,840,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Refunding Series 2015A-2, (AMT)	3.625	07/01/27	6,798,632

See Notes To Financial Statements	111

Portfolio of Investments March 31, 2025 (continued)

Limited Term

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		CALIFORNIA (continued)
$6,020,000		California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2015A-1, (AMT)	3.375%	07/01/25	$6,012,944
6,700,000		California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management, Inc. Project, Refunding Series 2015B-1, (AMT)	3.000	11/01/25	6,667,214
2,000,000		California State, General Obligation Bonds, Various Purpose Series 2024	5.000	08/01/31	2,222,866
5,600,000		California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A	5.250	12/01/29	5,604,236
1,000,000	(b)	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A	5.000	12/01/27	1,016,482
1,070,000	(b)	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2018A	5.000	12/01/26	1,094,244
350,000	(b)	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2018A	5.000	12/01/27	362,326
2,815,000		Central Valley Energy Authority, California, Commodity Supply Revenue Bonds, Series 2025, (Mandatory Put 8/01/35)	5.000	12/01/55	3,048,857
8,685,000		Federal Home Loan Mortgage Corporation, California, Multifamily Variable Rate Certificates Relating to Municipal Securities Class A Series 2019M-057	2.400	10/15/29	8,120,233
6,000,000		Los Angeles Community College District, California, General Obligation Bonds, Refunding Series 2024	5.000	08/01/27	6,340,373
1,000,000		Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Refunding & Subordinate Green Series 2023A, (AMT)	5.000	05/15/25	1,001,949
1,500,000		Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Refunding & Subordinate Green Series 2023A, (AMT)	5.000	05/15/26	1,527,593
2,250,000		Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Refunding & Subordinate Green Series 2023A, (AMT)	5.000	05/15/27	2,320,931
2,000,000		Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Refunding & Subordinate Green Series 2023A, (AMT)	5.000	05/15/28	2,087,848
2,835,000		Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Refunding & Subordinate Green Series 2023A, (AMT)	5.000	05/15/29	2,986,742
4,000,000		Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Refunding Senior Lien Series 2018B, (AMT)	5.000	05/15/26	4,073,581
4,725,000		Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2021D, (AMT)	5.000	05/15/26	4,811,918
2,345,000		Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds, Refunding Series 2024A	5.000	07/01/26	2,414,396
2,780,000		Sacramento Municipal Utility District, California, Electric Revenue Bonds, Refunding Series 2023D, (Mandatory Put 10/15/30)	5.000	08/15/49	3,018,269
2,000,000		San Diego County Regional Airport Authority, California, Airport Revenue Bonds, International Senior Series 2023B, (AMT)	5.000	07/01/28	2,094,967
2,000,000		San Diego County Regional Airport Authority, California, Airport Revenue Bonds, International Senior Series 2023B, (AMT)	5.000	07/01/29	2,111,835
4,245,000		San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Refunding Second Series 2019A, (AMT)	5.000	05/01/36	4,382,527
3,475,000		San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Refunding Second Series 2019H, (AMT)	5.000	05/01/28	3,636,563
3,000,000		University of California, General Revenue Bonds, Series 2023BM	5.000	05/15/28	3,212,512

		TOTAL CALIFORNIA			183,423,929

112	See Notes To Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	COLORADO - 2.2%
$2,900,000	Arapahoe County School District 5 Cherry Creek, Colorado, General Obligation Bonds, Series 2012B	2.500%	12/15/28	$2,728,789
2,980,000	Boulder Larimer & Weld Counties School District RE-1J Saint Vrain Valley, Colorado, General Obligation Bonds, Series 2024	5.000	12/15/29	3,253,352
1,900,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, AdventHealth Obligated Group, Series 2024A, (Mandatory Put 11/15/29)	5.000	11/15/59	2,038,695
16,735,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019B-1, (Mandatory Put 8/01/25)	5.000	08/01/49	16,764,514
18,470,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019B-2, (Mandatory Put 8/01/26)	5.000	08/01/49	18,752,534
1,000,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2022A	5.000	11/01/26	1,030,636
13,000,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Intermountain Healthcare, Series 2022C, (Mandatory Put 8/15/28)	5.000	05/15/62	13,737,021
11,850,000	Colorado Housing and Finance Authority, Multi Family Project Bonds, Class I Series 2025C-2	3.350	07/01/28	11,852,678
630,000	Colorado Housing and Finance Authority, Single Family Mortgage Bonds, Class I Series 2021E	1.950	11/01/36	467,001
2,500,000	Colorado Housing and Finance Authority, Single Family Mortgage Bonds, Class I Series 2021H	1.800	11/01/36	1,816,518
257,000	Cornerstar Metropolitan District, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding Series 2017A	4.500	12/01/27	256,989
4,930,000	Dawson Trails Metropolitan District 1, Colorado, In The Town of Castle Rock, Limited Tax General Obligation Capital Appreciation Turbo Bonds, Series 2024	0.000	12/01/31	2,872,383
6,435,000	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2022A, (AMT)	5.000	11/15/26	6,607,881
5,600,000	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2022A, (AMT)	5.000	11/15/27	5,835,644
4,170,000	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2018A, (AMT)	5.000	12/01/26	4,276,054
1,290,000	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2023B, (AMT)	5.000	11/15/26	1,321,983
738,000	Gardens on Havana Metropolitan District 3, Arapahoe County, Colorado, Special Revenue Bonds, Refunding Series 2017A	4.625	12/01/27	738,470
400,000	Regional Transportation District, Colorado, Private Activity Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A	5.000	07/15/25	401,660
500,000	Regional Transportation District, Colorado, Private Activity Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A	3.000	01/15/26	498,264
425,000	Regional Transportation District, Colorado, Private Activity Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A	5.000	07/15/26	433,339
1,425,000	Regional Transportation District, Colorado, Private Activity Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A	5.000	01/15/27	1,463,255
625,000	Regional Transportation District, Colorado, Private Activity Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A	5.000	07/15/27	644,723
415,000	Sterling Ranch Community Authority Board, Douglas County, Colorado, Limited Tax Supported District 2, Refunding & Improvement Senior Series 2020A	3.375	12/01/30	396,543
805,000	Transport Metropolitan District 3, In the City of Aurora, Adams County, Colorado, General Obligation Limited Bonds, Series 2021A-1	4.125	12/01/31	732,126
6,610,000	University of Colorado, Enterprise System Revenue Bonds, Refunding Series 2021C-4, (Mandatory Put 10/15/25)	2.000	06/01/51	6,554,414

	TOTAL COLORADO			105,475,466

See Notes To Financial Statements	113

Portfolio of Investments March 31, 2025 (continued)

Limited Term

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	CONNECTICUT - 1.3%
$6,715,000	Connecticut Health and Educational Facilities Authority, Chefa Revenue Bonds, Yale University, Remarketing Series 2017B-2, (Mandatory Put 7/01/26)	3.200%	07/01/37	$6,716,770
1,250,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital, Series 2021L-1	4.000	07/01/25	1,250,451
7,055,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven Health Issue, Series 2024B, (Mandatory Put 7/01/29)	5.000	07/01/49	7,531,730
1,955,000	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2018D-1	3.750	11/15/33	1,951,544
5,000,000	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2019F-1	2.600	11/15/34	4,250,595
3,525,000	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2020A-1	2.300	11/15/35	2,789,559
4,350,000	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2020C-1	1.950	11/15/35	3,350,827
1,190,000	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2020C-2, (AMT)	2.200	11/15/34	946,519
4,000,000	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2021A-1	1.700	05/15/34	3,123,931
3,900,000	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2021B-1	2.000	11/15/36	2,910,089
12,115,000	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Social Series 2021D-1	2.000	11/15/36	9,074,428
2,835,000	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Social Series 2025B-2, (Mandatory Put 5/15/28)	3.300	05/15/60	2,828,253
1,500,000	Connecticut State, General Obligation Bonds, Series 2022E	5.000	11/15/26	1,555,240
2,750,000	Connecticut State, General Obligation Bonds, Series 2024D	5.000	05/01/27	2,873,042
3,210,000	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes, Refunding Series 2022B	5.000	07/01/26	3,301,788
2,600,000	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes, Series 2024B	5.000	07/01/28	2,773,776
1,955,000	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes, Series 2024B	5.000	07/01/29	2,117,240
1,000,000	West Haven, Connecticut, General Obligation Bonds, Series 2012 - AGM Insured	5.000	08/01/25	1,001,562

	TOTAL CONNECTICUT			60,347,344

	DELAWARE - 1.1%
27,285,000	Delaware Economic Development Authority, Exempt Facility Revenue Bonds, NRG Energy Project, Refunding Series 2020A, (Mandatory Put 10/01/25)	1.250	10/01/45	26,895,627
9,015,000	Delaware Economic Development Authority, Exempt Facility Revenue Bonds, NRG Energy Project, Refunding Series 2020B, (Mandatory Put 10/01/25)	1.250	10/01/40	8,886,351
14,130,000	Delaware Economic Development Authority, Gas Facilities Revenue Bonds, Delmarva Power & Light Company Project, Refunding Series 2020, (Mandatory Put 7/01/25)	1.050	01/01/31	14,015,462
1,650,000	Delaware State Housing Authority, Senior Single Family Mortgage Revenue Bonds, Series 2024D	4.000	07/01/39	1,603,794

	TOTAL DELAWARE			51,401,234

	DISTRICT OF COLUMBIA - 2.3%
6,750,000	District of Columbia, General Obligation Bonds, Refunding Series 2024B	5.000	08/01/31	7,502,173
10,000,000	District of Columbia, General Obligation Bonds, Refunding Series 2024C	5.000	12/01/30	11,031,445
25,050,000	District of Columbia, Income Tax Secured Revenue Bonds, Refunding Series 2019C	5.000	10/01/25	25,330,049
3,700,000	District of Columbia, Income Tax Secured Revenue Bonds, Refunding Series 2023C	5.000	10/01/32	4,145,802
3,500,000	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Forward Delivery Refunding Series 2020A, (AMT)	5.000	10/01/32	3,692,206

114	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		DISTRICT OF COLUMBIA (continued)
$5,000,000		Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding Forward Delivery Series 2020A, (AMT)	5.000%	10/01/31	$5,292,277
10,525,000		Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding Series 2015B, (AMT)	5.000	10/01/31	10,585,840
5,000,000		Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding Series 2016A, (AMT)	5.000	10/01/32	5,076,355
5,290,000		Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding Series 2017, (AMT)	5.000	10/01/30	5,449,684
8,200,000		Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding Series 2021A, (AMT)	5.000	10/01/27	8,530,665
3,000,000		Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding Series 2022A, (AMT)	5.000	10/01/28	3,150,895
6,540,000		Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding Series 2023A, (AMT)	5.000	10/01/33	6,962,048
3,880,000		Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding Series 2024A, (AMT)	5.000	10/01/27	4,036,461
6,205,000		Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding Series 2024A, (AMT)	5.000	10/01/28	6,517,102

		TOTAL DISTRICT OF COLUMBIA			107,303,002

		FLORIDA - 3.1%
4,185,000		Broward County, Florida, Airport System Revenue Bonds, Series 2015A, (AMT)	5.000	10/01/27	4,212,616
2,000,000		Broward County, Florida, Airport System Revenue Bonds, Series 2017, (AMT)	5.000	10/01/34	2,047,418
500,000	(b)	Florida Development Finance Corporation, Florida, Solid Waste Disposal Revenue Bonds, GFL Solid Waste Southeast LLC Project Series 2024A, (AMT), (Mandatory Put 10/01/31)	4.375	10/01/54	500,637
2,435,000	(b)	Florida Development Finance Corporation, Revenue Bonds, Brightline Florida Passenger Rail Expansion Project, Brightline Trains Florida LLC Issue, Series 2024, (AMT), (Mandatory Put 7/15/28)	12.000	07/15/32	2,583,399
5,055,000		Florida Development Finance Corporation, Revenue Bonds, Brightline Florida Passenger Rail Expansion Project, Brightline Trains Florida LLC Issue, Series 2024, (AMT)	5.000	07/01/34	5,180,181
4,765,000		Florida Development Finance Corporation, Revenue Bonds, Brightline Florida Passenger Rail Expansion Project, Brightline Trains Florida LLC Issue, Series 2024, (AMT)	5.000	07/01/35	4,844,484
19,415,000		Florida Development Finance Corporation, Revenue Bonds, Brightline Florida Passenger Rail Expansion Project, Brightline Trains Florida LLC Issue, Series 2024, (AMT)	5.000	07/01/36	19,656,348
10,215,000		Florida Development Finance Corporation, Revenue Bonds, Brightline Florida Passenger Rail Expansion Project, Brightline Trains Florida LLC Issue, Series 2024, (AMT)	5.000	07/01/37	10,248,321
17,700,000	(b)	Florida Development Finance Corporation, Revenue Bonds, Brightline Florida Passenger Rail Expansion Project, Series 2025A, (AMT), (Mandatory Put 8/13/25)	8.250	07/01/57	18,381,323
1,595,000		Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2018-2	3.750	07/01/33	1,584,325
6,925,000		Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2019-1	2.800	07/01/34	6,074,910
1,575,000		Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2024-5	3.950	07/01/39	1,510,430
2,310,000		Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Social Series 2021-1	1.800	07/01/36	1,701,022
2,825,000		Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Social Series 2021-2	1.800	07/01/36	2,044,077
22,060,000		Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Bonds, Series 2019A, (AMT)	5.000	10/01/27	22,949,569
2,610,000		Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Alternative Minimum Tax Refunding Subordinate Lien Series 2022A, (AMT)	5.000	10/01/26	2,682,877

See Notes To Financial Statements	115

Portfolio of Investments March 31, 2025 (continued)

Limited Term

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FLORIDA (continued)
$9,030,000		Lee County, Florida, Airport Revenue Bonds, Refunding Series 2021A, (AMT)	5.000%	10/01/30	$9,584,322
2,425,000		Manatee County School District, Florida, Sales Tax Revenue Bonds, Series 2017 - AGM Insured	5.000	10/01/26	2,503,889
2,200,000		Manatee County School District, Florida, Sales Tax Revenue Bonds, Series 2017 - AGM Insured	5.000	10/01/27	2,283,659
3,120,000		Manatee County School District, Florida, Sales Tax Revenue Bonds, Series 2017 - AGM Insured	5.000	10/01/28	3,228,167
2,715,000		Manatee County School District, Florida, Sales Tax Revenue Bonds, Series 2017 - AGM Insured	5.000	10/01/29	2,800,929
4,100,000		Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series 2024A, (AMT)	5.000	10/01/28	4,295,197
2,240,000		Orlando, Florida, Tourist Development Tax Revenue Bonds, 6th Cent Contract Payments, Refunding Senior Series 2017A - AGM Insured	5.000	11/01/29	2,340,446
9,215,000		Orlando, Florida, Tourist Development Tax Revenue Bonds, 6th Cent Contract Payments, Refunding Senior Series 2017A - AGM Insured	5.000	11/01/30	9,605,529
5,500,000		South Miami Health Facilities Authority, Florida, Hospital Revenue Bonds, Baptist Health Systems of South Florida Obligated Group, Refunding Series 2017	5.000	08/15/25	5,533,719

		TOTAL FLORIDA			148,377,794

		GEORGIA - 1.8%
2,000,000		Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series 2023G, (AMT)	5.000	07/01/26	2,044,765
1,250,000		Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series 2023G, (AMT)	5.000	07/01/27	1,295,691
2,625,000		Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series 2023G, (AMT)	5.000	07/01/28	2,754,592
5,000,000		Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series 2023G, (AMT)	5.000	07/01/29	5,291,726
2,925,000		Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2020A	2.750	12/01/35	2,479,661
2,750,000		Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2021A	2.250	12/01/36	2,142,973
1,900,000		Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2024A	4.100	12/01/39	1,861,839
5,065,000		Georgia State, General Obligation Bonds, Series 2017A	5.000	02/01/29	5,259,026
5,085,000		Georgia State, General Obligation Bonds, Series 2017A	5.000	02/01/31	5,262,346
10,060,000		Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series 2022A, (Mandatory Put 12/01/29)	4.000	09/01/52	10,102,265
6,500,000		Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series 2022B, (Mandatory Put 6/01/29)	5.000	12/01/52	6,753,610
15,800,000	(b)	Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series 2022C, (Mandatory Put 11/01/27)	4.000	08/01/52	15,772,830
8,150,000		Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series 2023B, (Mandatory Put 3/01/30)	5.000	07/01/53	8,561,214
3,500,000		Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series 2023E-1, (Mandatory Put 6/01/31)	5.000	12/01/53	3,705,237
3,800,000		Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series 2024D, (Mandatory Put 4/01/31)	5.000	04/01/54	4,028,875
7,800,000		Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series 2025A, (Mandatory Put 6/01/32)	5.000	06/01/55	8,327,767
1,035,000		Monroe County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company - Scherer Plant, Series 2009-2, (Mandatory Put 3/06/26)	3.875	10/01/48	1,041,919

		TOTAL GEORGIA			86,686,336

116	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		HAWAII - 0.4%
$5,250,000		Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian Electric Company, Inc. and Subsidiary Projects, Refunding Series 2019	3.200%	07/01/39	$4,367,708
10,870,000		Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian Electric Company, Inc. and Subsidiary Projects, Series 2017A, (AMT)	3.100	05/01/26	10,640,404
5,970,000		Honolulu City and County, Hawaii, General Obligation Bonds, Refunding Series 2017D	5.000	09/01/30	6,245,902

		TOTAL HAWAII			21,254,014

		IDAHO - 0.6%
6,020,000		Idaho Health Facilities Authority, Revenue Bonds, Saint Luke’s Health System Project, Series 2018A	5.000	03/01/26	6,130,632
4,815,000		Idaho Health Facilities Authority, Revenue Bonds, Saint Luke’s Health System Project, Series 2018A	5.000	03/01/29	5,089,466
4,880,000		Idaho Health Facilities Authority, Revenue Bonds, Saint Luke’s Health System Project, Series 2018A	5.000	03/01/31	5,128,845
4,835,000		Idaho Health Facilities Authority, Revenue Bonds, Saint Luke’s Health System Project, Series 2025B, (Mandatory Put 3/01/32)	5.000	03/01/60	5,235,043
6,000,000		Idaho State Building Authority, Sales Tax Revenue Education Bonds, School Modernization Facilities Series 2024A	5.000	06/01/28	6,399,988

		TOTAL IDAHO			27,983,974

		ILLINOIS - 5.4%
1,515,000		Adams County School District 172, Quincy, Illinois, General Obligation Bonds, Series 2016 - AGM Insured	5.000	02/01/27	1,538,590
550,000		Chanpaign County Community Unit School District 4, Illinois, General Obligation Bonds, School Building Series 2020A	0.000	01/01/26	535,002
780,000		Chanpaign County Community Unit School District 4, Illinois, General Obligation Bonds, School Building Series 2020A	0.000	01/01/27	730,197
585,000		Chanpaign County Community Unit School District 4, Illinois, General Obligation Bonds, School Building Series 2020A	0.000	01/01/28	526,281
19,250,000	(b)	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017B	6.750	12/01/30	20,546,857
3,300,000		Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017G	5.000	12/01/34	3,277,842
1,455,000		Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2019A	0.000	12/01/26	1,361,963
5,975,000		Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Refunding Senior Lien Series 2022C	5.000	01/01/26	6,060,438
2,510,000		Chicago, Illinois, General Obligation Bonds, Chicago Works Series 2023A	5.000	01/01/34	2,637,084
1,970,000	(a)	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C, (ETM)	5.000	01/01/26	2,001,113
1,185,000		Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Senior Lien Series 2023A - BAM Insured	5.000	01/01/27	1,215,749
3,250,000		Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Senior Lien Series 2023A - BAM Insured	5.000	01/01/28	3,374,540
20,000	(a)	DuPage County School District 58 Downers Grove, Illinois, General Obligation Bonds, Limited Tax Capital Appreciation School Series 2018, (ETM)	0.000	12/15/26	19,021
980,000		DuPage County School District 58 Downers Grove, Illinois, General Obligation Bonds, Limited Tax Capital Appreciation School Series 2018	0.000	12/15/26	919,198
1,050,000		DuPage County School District 58 Downers Grove, Illinois, General Obligation Bonds, Limited Tax Capital Appreciation School Series 2018	0.000	12/15/27	947,176
8,130,000		Grundy, Kendall, and Will Counties Community Consolidated School District 201, Minooka, Illinois, General Obligation Bonds, Refunding School Series 2019	3.000	10/15/27	8,137,337
20,800,000		Illinois Development Finance Authority, Revenue Bonds, St Vincent de Paul Center Project, Series 2000A, (Mandatory Put 3/03/26)	2.450	11/15/39	20,633,078

See Notes To Financial Statements	117

Portfolio of Investments March 31, 2025 (continued)

Limited Term

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		ILLINOIS (continued)
$11,300,000		Illinois Finance Authority, Midwestern Disaster Area Industrial Development Revenue Bonds, Cargill, Incorporated Project, Series 2012, (Mandatory Put 11/01/26)	1.250%	11/01/38	$10,838,960
2,180,000		Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Series 2008A-1	4.000	11/01/30	2,207,962
2,000,000	(a)	Illinois Finance Authority, Revenue Bonds, Swedish Covenant Hospital, Series 2016A, (ETM)	5.000	08/15/25	2,014,154
3,000,000	(a)	Illinois Finance Authority, Revenue Bonds, Swedish Covenant Hospital, Series 2016A, (ETM)	5.000	08/15/26	3,080,889
1,025,000		Illinois Finance Authority, Revenue Bonds, University of Chicago Medicine, Series 2022A, (Mandatory Put 8/15/27)	5.000	08/15/52	1,062,637
7,125,000		Illinois Finance Authority, Revenue Bonds, University of Chicago Medicine, Series 2022B-1, (Mandatory Put 8/15/25)	5.000	08/15/52	7,137,910
8,680,000	(b)	Illinois Finance Authority, Surface Freight Transfer Facilities Revenue Bonds, CenterPointJoliet Terminal Railroad Project, Series 2020, (AMT), (Mandatory Put 12/31/34)	4.125	12/01/50	8,538,717
2,000,000		Illinois Finance Authority, Water Facilities Revenue Bonds, American Water Capital Corporation Project, Refunding Series 2020, (Mandatory Put 9/01/28)	3.875	05/01/40	1,970,799
10,135,000		Illinois Housing Development Authority, Revenue Bonds, Green Series 2021B	1.950	10/01/36	7,532,361
5,475,000		Illinois State, General Obligation Bonds, June Series 2016	5.000	06/01/28	5,571,450
1,455,000		Illinois State, General Obligation Bonds, May Refunding Series 2023D	5.000	07/01/25	1,461,828
250,000		Illinois State, General Obligation Bonds, November Series 2017C	5.000	11/01/29	259,244
6,465,000		Illinois State, General Obligation Bonds, November Series 2017D	3.250	11/01/26	6,459,660
6,400,000		Illinois State, General Obligation Bonds, November Series 2017D	5.000	11/01/26	6,582,028
14,200,000		Illinois State, General Obligation Bonds, November Series 2017D	5.000	11/01/27	14,806,611
5,160,000		Illinois State, General Obligation Bonds, November Series 2017D	5.000	11/01/28	5,362,689
5,000,000		Illinois State, General Obligation Bonds, November Series 2019B	5.000	11/01/30	5,299,778
10,660,000		Illinois State, General Obligation Bonds, October Series 2016	5.000	02/01/28	10,976,851
5,000,000		Illinois State, General Obligation Bonds, Refunding October Series 2024	5.000	02/01/26	5,077,762
2,540,000		Illinois State, General Obligation Bonds, Refunding October Series 2024	5.000	02/01/27	2,621,129
11,000,000		Illinois State, Sales Tax Revenue Bonds, Build Illinois, Refunding Junior Obligation March Series 2025A	5.000	06/15/28	11,597,905
5,000,000		Illinois State, Sales Tax Revenue Bonds, Build Illinois, Refunding Junior Obligation March Series 2025A	5.000	06/15/29	5,336,143
1,140,000		Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series 2016A	5.000	12/01/32	1,152,426
2,945,000		Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2001 - FGIC Insured	6.000	11/01/26	3,010,724
1,235,000		LaSalle and Bureau Counties High School District 120 LaSalle- Peru, Illinois, General Obligation Bonds, School Building Series 2017 - BAM Insured	5.000	12/01/26	1,269,443
775,000		Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2017B	5.000	12/15/25	784,151
1,925,000		Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2017B	5.000	12/15/26	1,979,873
360,000		Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2017B	5.000	12/15/27	376,057
1,945,000		Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2017B	5.000	12/15/28	2,025,798
650,000		Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2017B	5.000	12/15/30	673,756
1,000,000		North Barrington, Lake County, Illinois, Special Tax Bonds, Special Service Area 19, Refunding Series 2019 - BAM Insured	4.000	02/01/33	1,013,387
1,000,000		North Barrington, Lake County, Illinois, Special Tax Bonds, Special Service Area 19, Refunding Series 2019 - BAM Insured	4.000	02/01/36	1,001,454
1,895,000		North Barrington, Lake County, Illinois, Special Tax Bonds, Special Service Area 19, Refunding Series 2019 - BAM Insured	4.000	02/01/40	1,802,896

118	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		ILLINOIS (continued)
$2,010,000		North Barrington, Lake County, Illinois, Special Tax Bonds, Special Service Area 19, Refunding Series 2019 - BAM Insured	4.000%	02/01/44	$1,864,254
325,000		Northern Illinois University, Auxiliary Facilities System Revenue Bonds, Series 2021 - BAM Insured	5.000	10/01/25	327,583
250,000		Northern Illinois University, Auxiliary Facilities System Revenue Bonds, Series 2021 - BAM Insured	5.000	10/01/26	255,688
6,245,000	(a)	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2017, (ETM)	5.000	06/01/25	6,265,942
1,258,000		Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood Grove Special Service Areas 1, 3 & 4, Refunding Series 2017 - BAM Insured	3.450	03/01/26	1,259,323
1,218,000		Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood Grove Special Service Areas 1, 3 & 4, Refunding Series 2017 - BAM Insured	3.600	03/01/28	1,221,438
8,240,000		Sales Tax Securitization Corporation, Illinois, Sales Tax Securitization Bonds, Series 2018C	5.000	01/01/28	8,646,244
2,750,000		Southwestern Illinois Development Authority, Health Facility Revenue Bonds, Hospital Sisters Services, Inc. Obligated Group, Series 2017A	5.000	02/15/26	2,790,116
3,665,000		Southwestern Illinois Development Authority, Health Facility Revenue Bonds, Hospital Sisters Services, Inc. Obligated Group, Series 2017A	5.000	02/15/27	3,777,846
13,615,000		Springfield, Illinois, Electric Revenue Bonds, Refunding Senior Lien Series 2024 - BAM Insured	5.000	03/01/29	14,512,429

		TOTAL ILLINOIS			256,269,761

		INDIANA - 3.3%
14,235,000		Indiana Finance Authority, Environmental Facilities Revenue Bonds, Indianapolis Power & Light Company Project, Refunding Series 2020A, (AMT), (Mandatory Put 4/01/26)	0.950	12/01/38	13,845,919
4,500,000		Indiana Finance Authority, Environmental Facilities Revenue Bonds, Indianapolis Power & Light Company Project, Refunding Series 2021B	0.650	08/01/25	4,448,690
8,885,000		Indiana Finance Authority, Environmental Improvement Revenue Bonds, Southern Indiana Gas & Electric Company, Refunding Series 2013A, (AMT), (Mandatory Put 8/01/28)	4.000	03/01/38	8,925,588
21,115,000		Indiana Finance Authority, Environmental Improvement Revenue Bonds, Southern Indiana Gas & Electric Company, Refunding Series 2013A, (AMT), (Mandatory Put 8/01/28)	4.000	05/01/43	20,998,012
1,100,000		Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2021A	4.125	12/01/26	1,101,481
5,750,000		Indiana Finance Authority, Environmental Revenue Bonds, Duke Energy Indiana, Inc. Project, Refunding Series 2009A-1, (AMT), (Mandatory Put 6/01/27)	3.750	03/01/31	5,762,115
7,480,000		Indiana Finance Authority, Environmental Revenue Bonds, Duke Energy Indiana, Inc. Project, Refunding Series 2009A-1, (AMT), (Mandatory Put 6/01/32)	4.500	05/01/35	7,522,527
7,330,000		Indiana Finance Authority, Hospital Revenue Bonds, Indiana University Health Obligation Group, Long Term Rate Series 2023B-1, (Mandatory Put 7/01/28)	5.000	10/01/62	7,743,888
12,660,000		Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity Health Obligation Group, Long Term Rate Series 2019B, (Mandatory Put 7/01/25)	2.250	12/01/58	12,605,834
8,075,000		Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity Health Obligation Group, Refunding Series 2011M, (Mandatory Put 1/01/26)	0.700	12/01/46	7,855,085
1,525,000		Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Refunding First Lien Forward Delivery Series 2022A	5.000	10/01/26	1,573,929
1,645,000		Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Refunding First Lien Forward Delivery Series 2022A	5.000	10/01/27	1,731,953
1,250,000		Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2015A	5.000	10/01/26	1,252,119

See Notes To Financial Statements	119

Portfolio of Investments March 31, 2025 (continued)

Limited Term

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		INDIANA (continued)
$3,520,000		Indiana Housing and Community Development Authority, Single Family Mortgage Revenue Bonds, Series 2020B-1	1.950%	07/01/35	$2,724,004
1,250,000		Indiana Housing and Community Development Authority, Single Family Mortgage Revenue Bonds, Series 2021A	1.900	07/01/36	929,007
2,610,000		Indiana Housing and Community Development Authority, Single Family Mortgage Revenue Bonds, Social PAC Series 2021B	1.900	07/01/36	1,939,766
6,000,000		Indianapolis Local Public Improvement Bond Bank, Indiana, Airport Authority Project Revenue Bonds, Refunding Series 2019D, (AMT)	5.000	01/01/27	6,153,632
3,150,000		Rockport, Indiana, Pollution Control Revenue Bonds, AEP Generating Company Project, Refunding Series 1995A	3.125	07/01/25	3,146,418
12,000,000		Rockport, Indiana, Pollution Control Revenue Refunding Bonds, Indiana Michigan Power Company Project, Series 2008D	0.750	04/01/25	12,000,000
13,020,000		Rockport, Indiana, Pollution Control Revenue Refunding Bonds, Indiana Michigan Power Company, Series 2002A	2.750	06/01/25	13,000,316
1,000,000		Westfield-Washington Multi-School Building Corporation, Hamilton County, Indiana, First Mortgage Bonds, Series 2024A - BAM Insured	5.000	07/15/29	1,071,489
1,000,000		Westfield-Washington Multi-School Building Corporation, Hamilton County, Indiana, First Mortgage Bonds, Series 2024A - BAM Insured	5.000	07/15/30	1,083,372
1,000,000		Westfield-Washington Multi-School Building Corporation, Hamilton County, Indiana, First Mortgage Bonds, Series 2024A - BAM Insured	5.000	01/15/31	1,088,614
9,805,000		Whiting, Indiana, Environmental Facilities Refunding Revenue Bonds, BP Products North America Inc. Project, Refunding Series 2019A, (AMT), (Mandatory Put 6/05/26)	5.000	12/01/44	9,931,863
5,745,000		Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products North America Inc. Project, Series 2015, (AMT), (Mandatory Put 6/10/31)	4.400	11/01/45	5,845,557

		TOTAL INDIANA			154,281,178

		IOWA - 0.4%
5,300,000	(a)	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Refunding Series 2022, (Pre-refunded 12/01/32), (Mandatory Put 12/01/32)	4.000	12/01/50	5,621,630
3,000,000		Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Green Series 2021A	1.850	07/01/35	2,275,658
2,345,000		Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Series 2019D	2.450	07/01/34	1,991,027
3,120,000		Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Series 2020A	2.500	01/01/35	2,586,668
3,000,000		Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Social Series 2021B	2.000	07/01/36	2,263,892
1,955,000		Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Social Series 2021D	2.000	07/01/36	1,486,358
600,000		Iowa Finance Authority, State Revolving Fund Revenue Bonds, Green Series 2024A	5.000	08/01/34	682,490

		TOTAL IOWA			16,907,723

		KANSAS - 0.6%
8,515,000		Kansas Department of Transportation, Highway Revenue Bonds, Refunding Series 2024A	5.000	09/01/27	8,961,098
10,360,000		Kansas Development Finance Authority, Hospital Revenue Bonds, Advent Health Obligated Group, Series 2021B, (Mandatory Put 11/15/31)	5.000	11/15/54	11,354,465
2,000,000		Kansas Development Finance Authority, Hospital Revenue Bonds, Advent Health Obligated Group, Series 2021B, (Mandatory Put 11/15/28)	5.000	11/15/54	2,131,881
4,175,000		Manhattan, Kansas, General Obligation Bonds, Temporary Notes, Series 2024-02 - BAM Insured	5.000	06/15/28	4,257,555

		TOTAL KANSAS			26,704,999

120	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		KENTUCKY - 3.2%
$8,250,000		Boone County, Kentucky, Collateralized Pollution Control Revenue Bonds, Duke Energy Kentucky, Refunding Series 2008A	3.700%	08/01/27	$8,277,015
6,050,000		Carroll County, Kentucky, Environmental Facilities Revenue Bonds, Kentucky Utilities Company Project, Series 2004A, (AMT), (Mandatory Put 9/01/26)	1.750	10/01/34	5,820,095
30,000,000		Carroll County, Kentucky, Pollution Control Revenue Bonds, Kentucky Utilities Company Project, Refunding Series 2016A, (Mandatory Put 9/01/26)	1.550	09/01/42	28,818,216
4,460,000		Kentucky Asset/Liability Commission, General Fund Revenue Project Notes, Federal Highway Trust Fund, First Refunding Series 2024A	5.000	09/01/26	4,596,558
4,200,000		Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Health, Refunding Series 2017A	5.000	06/01/25	4,203,241
6,250,000		Kentucky State Property and Buildings Commission, Revenue Bonds, Project 130, Series 2024B	5.000	11/01/25	6,324,752
4,545,000	(c)	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 132, Refunding Series 2025B	5.000	04/01/30	4,948,180
2,250,000		Kentucky Turnpike Authority, Economic Development Road Revenue Bonds, Revitalization Projects, Refunding Series 2024A	5.000	07/01/27	2,356,180
4,200,000		Louisville/Jefferson County Metro Government, Kentucky, Health System Revenue Bonds, Norton Healthcare, Inc., Series 2023B, (Mandatory Put 10/01/29)	5.000	10/01/47	4,466,145
4,000,000		Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2001A	0.900	09/01/26	3,827,830
8,000,000		Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2001B, (AMT)	1.350	11/01/27	7,460,658
18,100,000		Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2005A, (Mandatory Put 7/01/26)	1.750	02/01/35	17,720,783
3,785,000		Oldham County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Refunding Second Series 2016	4.000	09/01/27	3,865,986
1,350,000		Owen County, Kentucky, Water Facilities Revenue Bonds, Kentucky-American Water Company Project, Refunding Series 2020, (Mandatory Put 9/01/28)	3.875	06/01/40	1,334,505
5,605,000		Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Refunding Series 2024B, (Mandatory Put 8/01/32)	5.000	01/01/55	5,886,941
1,700,000		Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2020A, (Mandatory Put 6/01/26)	4.000	12/01/50	1,707,426
2,950,000		Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2022A-1, (Mandatory Put 8/01/30)	4.000	08/01/52	2,941,507
3,250,000		Rural Water Financing Agency, Kentucky, Construction Notes, USDA Public Projects Series 2023A	3.900	11/01/25	3,251,733
3,075,000		Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2001A	0.625	09/01/26	2,931,278
10,200,000		Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2001B, (AMT)	1.350	11/01/27	9,547,584
21,345,000		Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2016A, (AMT), (Mandatory Put 9/01/27)	1.300	09/01/44	19,610,200

		TOTAL KENTUCKY			149,896,813

		LOUISIANA - 3.0%
845,000		Louisiana Housing Corporation, Single Family Mortgage Revenue Bonds, Home Ownership Program, Series 2021D	2.100	12/01/36	639,539
1,875,000		Louisiana Housing Corporation, Single Family Mortgage Revenue Bonds, Home Ownership Program, Series 2024A	4.000	12/01/39	1,791,619
3,000,000		Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Womans Hospital Foundation Project, Refunding Series 2017A	4.000	10/01/25	3,011,314
17,820,000		Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Projects, Refunding Series 2017	3.500	11/01/32	17,034,911

See Notes To Financial Statements	121

Portfolio of Investments March 31, 2025 (continued)

Limited Term

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		LOUISIANA (continued)
$10,000,000		Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2020B, (Mandatory Put 5/15/25)	5.000%	05/15/50	$10,008,687
29,860,000		Louisiana Public Facilities Authority, Hospital Revenue Bonds, Louisiana Children’s Medical Center Hospital, Series 2015A-1. Fixed Rate Mode, (Mandatory Put 6/01/25)	5.000	06/01/45	29,934,898
4,000,000		Louisiana Public Facilities Authority, Hospital Revenue Bonds, Louisiana Children’s Medical Center Hospital, Series 2015A-3. Term Rate Mode, (Mandatory Put 6/01/28)	5.000	06/01/45	4,161,769
1,010,000		Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2015	5.000	05/15/29	1,011,834
1,000,000		Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2015	5.000	05/15/30	1,001,770
14,000,000		Louisiana State, General Obligation Bonds, Refunding Series 2024E	5.000	09/01/31	15,574,220
5,045,000		Louisiana State, General Obligation Bonds, Series 2024B	5.000	08/01/27	5,298,357
925,000		New Orleans, Louisiana, Sewerage Service Revenue Bonds, Series 2015	5.000	06/01/26	927,797
2,780,000	(b)	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P. Project, Series 2008, (Mandatory Put 6/01/30)	6.100	06/01/38	3,028,461
3,665,000	(b)	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P. Project, Series 2011, (Mandatory Put 6/01/25)	5.850	08/01/41	3,674,771
16,405,000		Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation Project, Refunding Series 2017A-1, (Mandatory Put 7/01/26)	4.050	06/01/37	16,521,984
17,105,000		Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation Project, Refunding Series 2017A-3, (Mandatory Put 7/01/26)	2.200	06/01/37	16,843,429
10,010,000		Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation Project, Refunding Series 2017B-2, (Mandatory Put 7/01/26)	2.375	06/01/37	9,878,158

		TOTAL LOUISIANA			140,343,518

		MAINE - 0.2%
2,955,000		Maine State Housing Authority, Multifamily Mortgage Purchase Bonds, Series 2021A	1.850	11/15/36	2,142,324
1,165,000		Maine State Housing Authority, Single Family Mortgage Purchase Bonds, Series 2020D	2.300	11/15/35	921,939
3,000,000		Maine State Housing Authority, Single Family Mortgage Purchase Bonds, Series 2021B	2.050	11/15/36	2,281,869
2,030,000		Maine State Housing Authority, Single Family Mortgage Purchase Bonds, Social Series 2021C	1.900	11/15/36	1,491,081
2,000,000		Maine State Housing Authority, Single Family Mortgage Purchase Bonds, Social Series 2021D	2.200	11/15/36	1,548,659

		TOTAL MAINE			8,385,872

		MARYLAND - 1.8%
7,205,000		Anne Arundel County, Maryland, General Obligation Bonds, Consolidated General Improvement, Series 2019	5.000	10/01/25	7,286,267
8,130,000		Baltimore County, Maryland, General Obligation Bonds, Consolidated Public Improvement Series 2020	5.000	03/01/27	8,478,454
6,000,000		Baltimore County, Maryland, General Obligation Bonds, Consolidated Public Improvement, Refunding Series 2024A	5.000	07/01/29	6,520,449
6,760,000		Baltimore County, Maryland, General Obligation Bonds, Consolidated Public Improvement, Refunding Series 2024A	5.000	07/01/30	7,451,016
11,510,000		Baltimore County, Maryland, General Obligation Bonds, Consolidated Public Improvement, Series 2024	5.000	02/01/27	11,982,583
10,000		Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series 2016	3.250	01/01/31	9,652
1,000,000		Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017	5.000	09/01/26	1,010,443
6,820,000		Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2019C	2.700	09/01/34	5,893,758

122	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MARYLAND (continued)
$4,250,000		Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2020A	2.300%	09/01/35	$3,377,113
4,880,000		Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2020D	1.950	09/01/35	3,758,674
12,000,000		Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2021A	1.800	09/01/36	8,634,738
8,310,000		Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2021B	1.875	09/01/36	6,127,608
12,000,000		Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2021C	2.200	09/01/36	9,345,187
4,630,000		Montgomery County, Maryland, General Obligation Bonds, Consolidated Public Improvement Series 2018A	5.000	11/01/29	4,959,971

		TOTAL MARYLAND			84,835,913

		MASSACHUSETTS - 1.3%
795,000		Massachusetts Development Finance Agency Revenue Bonds, Lawrence General Hospital Issue, Series 2014A	5.000	07/01/25	794,222
1,500,000		Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue, Series 2018J-1	5.000	07/01/25	1,506,865
2,780,000		Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue, Series 2018J-2	5.000	07/01/29	2,922,277
2,750,000		Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue, Series 2018J-2	5.000	07/01/30	2,884,851
2,515,000		Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue, Series 2018J-2	5.000	07/01/31	2,629,169
2,100,000		Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue, Series 2018J-2	5.000	07/01/32	2,188,286
125,000	(a)	Massachusetts Development Finance Agency, Revenue Bonds, Milford Regional Medical Center Issue, Series 2020G, (ETM)	5.000	07/15/25	125,772
160,000	(a)	Massachusetts Development Finance Agency, Revenue Bonds, Milford Regional Medical Center Issue, Series 2020G, (ETM)	5.000	07/15/26	164,571
170,000	(a)	Massachusetts Development Finance Agency, Revenue Bonds, Milford Regional Medical Center Issue, Series 2020G, (ETM)	5.000	07/15/27	178,427
175,000	(a)	Massachusetts Development Finance Agency, Revenue Bonds, Milford Regional Medical Center Issue, Series 2020G, (ETM)	5.000	07/15/28	187,058
220,000	(a)	Massachusetts Development Finance Agency, Revenue Bonds, Milford Regional Medical Center Issue, Series 2020G, (ETM)	5.000	07/15/30	242,076
2,230,000		Massachusetts Development Finance Agency, Revenue Bonds, Williams College, Series 2011N, (Mandatory Put 7/01/25)	0.450	07/01/41	2,209,635
2,135,000		Massachusetts Health and Educational Facilities Authority, Variable Rate Demand Revenue Bonds, University of Massachusetts Issue, Series 2000A, (Mandatory Put 4/01/26)	2.450	11/01/30	2,114,797
1,975,000		Massachusetts Housing Finance Agency, Housing Bonds, Series 2019B-1	2.750	12/01/34	1,680,745
1,000,000		Massachusetts Housing Finance Agency, Housing Bonds, Sustainability Green Series 2022A-2	2.650	06/01/26	990,986
5,000,000		Massachusetts Housing Finance Agency, Housing Bonds, Sustainability Green Series 2022C-3	4.000	06/01/26	5,009,440
2,420,000		Massachusetts Housing Finance Agency, Housing Bonds, Sustainability Green Series 2023A-3	3.050	12/01/27	2,402,032
3,165,000		Massachusetts Housing Finance Agency, Housing Bonds, Sustainability Series 2021B-2	0.800	12/01/25	3,095,904
3,500,000		Massachusetts Housing Finance Agency, Multifamily Housing Bonds, Green Series 2023C2	4.000	12/01/27	3,512,669
1,000,000		Massachusetts Housing Finance Agency, Multifamily Housing Bonds, Green Sustainability Series 2024B3	3.500	06/01/29	995,424
5,000,000		Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Social Series 2020-220	1.950	12/01/35	3,828,296

See Notes To Financial Statements	123

Portfolio of Investments March 31, 2025 (continued)

Limited Term

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	MASSACHUSETTS (continued)
$1,000,000	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Social Series 2021-221	2.000%	12/01/36	$745,189
2,725,000	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Social Series 2021-222	2.000	12/01/36	2,030,639
7,385,000	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Social Series 2021-223	2.150	12/01/36	5,632,483
3,680,000	Massachusetts State, General Obligation Bonds, Consolidated Series 2024B	5.000	05/01/26	3,771,581
4,525,000	Massachusetts State, General Obligation Bonds, Consolidated Series 2024B	5.000	05/01/27	4,733,079
4,000,000	Quincy, Massachusetts, General Obligation Bonds, Bonds Anticipation Notes Series 2024	5.000	07/25/25	4,025,556

	TOTAL MASSACHUSETTS			60,602,029

	MICHIGAN - 3.1%
10,015,000	Great Lakes Water Authority, Michigan, Water Supply Revenue Bonds, Senior Lien Series 2024A	5.000	07/01/26	10,300,124
7,510,000	Great Lakes Water Authority, Michigan, Water Supply Revenue Bonds, Senior Lien Series 2024A	5.000	07/01/27	7,872,786
4,050,000	Michigan Finance Authority, Hospital Revenue Bonds, Beaumont- Spectrum Consolidation, Fixed Refunding Series 2022A	5.000	04/15/26	4,133,385
2,600,000	Michigan Finance Authority, Hospital Revenue Bonds, Beaumont- Spectrum Consolidation, Fixed Refunding Series 2022A	5.000	04/15/27	2,706,657
5,090,000	Michigan Finance Authority, Hospital Revenue Bonds, Bronson Healthcare Group, Inc., Series 2019B, (Mandatory Put 11/16/26)	5.000	11/15/44	5,196,967
4,895,000	Michigan Finance Authority, State Aid Revenue Notes, Series 2024A-1	5.000	07/21/25	4,923,161
2,000,000	Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds, 2007 Sold Tobacco Receipts, Senior Current Interest Series 2020A-CL-1	5.000	06/01/27	2,058,689
5,115,000	Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds, 2007 Sold Tobacco Receipts, Senior Current Interest Series 2020A-CL-1	5.000	06/01/28	5,321,353
7,115,000	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2018A	3.550	10/01/33	6,842,454
1,865,000	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2021A	0.550	04/01/25	1,865,000
2,455,000	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2022A	3.300	04/01/26	2,452,587
9,430,000	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2023A	3.750	04/01/27	9,411,783
1,340,000	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2024A	3.700	04/01/30	1,342,751
1,805,000	Michigan Housing Development Authority, Single Family Mortgage Revenue Bonds, Fixed Rate Series 2018C	3.350	12/01/34	1,669,084
5,215,000	Michigan Housing Development Authority, Single Family Mortgage Revenue Bonds, Series 2016A	3.100	12/01/31	4,959,773
10,020,000	Michigan Housing Development Authority, Single Family Mortgage Revenue Bonds, Series 2019B	2.700	12/01/34	8,614,326
14,835,000	Michigan Housing Development Authority, Single Family Mortgage Revenue Bonds, Series 2020C	2.350	12/01/35	11,905,905
6,000,000	Michigan Housing Development Authority, Single Family Mortgage Revenue Bonds, Social Series 2021A	1.950	12/01/36	4,436,098
2,000,000	Michigan Housing Development Authority, Single Family Mortgage Revenue Bonds, Social Series 2022A	4.000	12/01/37	1,955,785
5,000,000	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2015-I	5.000	04/15/30	5,038,979
5,655,000	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2024II	5.000	10/15/27	5,953,900
3,040,000	Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan Program, Series 2023	5.000	11/15/26	3,149,497
12,165,000	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Consumers Energy Company Project, Series 2019, (AMT), (Mandatory Put 10/01/27)	3.350	10/01/49	12,061,966

124	See Notes To Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	MICHIGAN (continued)
$7,730,000	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Consumers Energy Company Project, Variable Rate Series 2005, (AMT), (Mandatory Put 10/08/26)	0.875%	04/01/35	$7,201,663
7,230,000	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Detroit Edison Company Exempt Facilities Project, Collateralized Series 2023DT, (AMT), (Mandatory Put 6/03/30)	3.875	06/01/53	7,223,598
2,285,000	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Graphic Packaging International, LLC Coated Recycled Board Machine Project, Green Series 2021, (AMT), (Mandatory Put 10/01/26)	4.000	10/01/61	2,281,211
7,500,000	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Series 2023E - AGM Insured, (AMT)	5.000	12/01/28	7,876,984

	TOTAL MICHIGAN			148,756,466

	MINNESOTA - 0.9%
2,740,000	Eastern Carver County Independent School District 112, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2025A	5.000	02/01/29	2,948,393
5,000,000	Minneapolis, Minnesota, Health Care System Revenue Bonds, Allina Health System, Series 2023A, (Mandatory Put 11/15/28)	5.000	11/15/52	5,259,522
1,265,000	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2020B	2.400	01/01/35	1,062,306
2,275,000	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2020E	2.250	07/01/35	1,834,574
4,330,000	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2020I	1.875	07/01/35	3,277,009
5,595,000	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2021D	2.000	07/01/36	4,225,194
5,045,000	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2021F	2.000	07/01/36	3,807,112
8,415,000	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2021H	2.150	07/01/36	6,494,689
3,285,000	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Social Series 2022A	2.600	07/01/37	2,647,603
2,000,000	Minnesota Municipal Gas Agency, Commodity Supply Revenue Bonds, Series 2022A, (Mandatory Put 12/01/27)	4.000	12/01/52	2,018,586
6,820,000	Minnesota Public Facilities Authority, State Clean Water Revolving Fund Revenue Bonds, Series 2016A	5.000	03/01/31	6,943,459
2,000,000	Minnesota Rural Water Finance Authority, Public Projects Construction Notes, Series 2025	3.300	08/01/26	2,002,106

	TOTAL MINNESOTA			42,520,553

	MISSISSIPPI - 0.7%
7,660,000	Lowndes County, Mississippi, Solid Waste Disposal and Pollution Control Revenue Bonds, International Paper Company Project, Refunding Series 2022, (Mandatory Put 4/01/27)	2.650	04/01/37	7,517,672
5,865,000	Mississippi Business Finance Corporation, Pollution Control Revenue, Mississippi Power, Series 2002	3.200	09/01/28	5,832,944
3,500,000	Mississippi Development Bank, Special Obligation Bonds, Mississippi Highway Refunding Project, Refunding Series 2024A	5.000	01/01/30	3,791,068
6,000,000	Mississippi Development Bank, Special Obligation Bonds, Mississippi Highway Refunding Project, Refunding Series 2024A	5.000	01/01/31	6,558,932
6,500,000	Mississippi Development Bank, Special Obligation Bonds, Mississippi Highway Refunding Project, Refunding Series 2024A	5.000	01/01/32	7,160,104
1,230,000	Mississippi Home Corporation, Single Family Mortgage Revenue Bonds, Series 2020A	2.250	12/01/35	982,818
615,000	Mississippi Home Corporation, Single Family Mortgage Revenue Bonds, Series 2021A	1.800	12/01/35	455,092
1,500,000	Mississippi State, Gaming Tax Revenue Bonds, Series 2019A	5.000	10/15/26	1,544,045

	TOTAL MISSISSIPPI			33,842,675

See Notes To Financial Statements	125

Portfolio of Investments March 31, 2025 (continued)

Limited Term

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	MISSOURI - 0.9%
$5,330,000	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Refunding Series 1998A	2.900%	09/01/33	$4,750,402
11,000,000	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Series 1998B	2.900	09/01/33	9,803,831
5,255,000	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Series 1998C	2.750	09/01/33	4,688,851
12,335,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC Health System, Series 2021B, (Mandatory Put 5/01/26)	4.000	05/01/51	12,464,960
1,195,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, SSM Health Care, Series 2022A	5.000	06/01/25	1,198,886
2,520,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, SSM Health Care, Series 2022A	5.000	06/01/27	2,619,150
2,700,000	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, First Place Home Ownership Loan Program Series 2024E	4.125	11/01/39	2,661,466
740,000	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, First Place Homeownership Loan Program, Series 2019C	2.500	11/01/34	627,431
1,065,000	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, First Place Homeownership Loan Program, Series 2021A	1.950	11/01/36	789,454
1,890,000	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, First Place Homeownership Loan Program, Series 2021B	1.800	11/01/36	1,352,401

	TOTAL MISSOURI			40,956,832

	MONTANA - 0.2%
1,115,000	Gallatin County, Montana, General Obligation Bonds, Series 2023	5.000	07/01/33	1,251,107
1,300,000	Gallatin County, Montana, General Obligation Bonds, Series 2023	5.000	07/01/35	1,438,186
1,000,000	Lewis and Clark County School District 9 East Helena, Montana, General Obligation Bonds, School Building Series 2018	5.000	07/01/27	1,044,297
1,055,000	Lewis and Clark County School District 9 East Helena, Montana, General Obligation Bonds, School Building Series 2018	5.000	07/01/28	1,118,433
1,335,000	Lewis and Clark County School District 9 East Helena, Montana, General Obligation Bonds, School Building Series 2018	5.000	07/01/29	1,414,738
2,000,000	Montana Board of Housing, Multifamily Housing Revenue Bonds, Aurora Apartments Series 2024, (Mandatory Put 2/01/28)	3.320	07/01/46	1,998,424
750,000	Montana Board of Housing, Single Family Mortgage Bonds, Series 2021A-1	1.850	12/01/36	539,507
500,000	Montana Board of Housing, Single Family Mortgage Bonds, Series 2021B	1.850	12/01/36	365,238

	TOTAL MONTANA			9,169,930

	NATIONAL - 0.0%
2,626,627	Freddie Mac Multi-Family ML Certificates, Series ML 05, Series 2019A	3.400	01/25/36	2,521,448

	TOTAL NATIONAL			2,521,448

	NEBRASKA - 0.7%
8,345,000	Central Plains Energy Project, Nebraska, Gas Project 4 Revenue Bonds, Refunding Series 2023A-1, (Mandatory Put 11/01/29)	5.000	05/01/54	8,710,975
3,890,000	Central Plains Energy Project, Nebraska, Gas Supply Revenue Bonds, Refunding Series 2019, (Mandatory Put 8/01/25)	4.000	12/01/49	3,895,879
1,915,000	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2019D	2.600	09/01/34	1,635,327
8,895,000	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2020A	2.350	09/01/35	7,116,247
2,455,000	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2021A	1.850	09/01/35	1,852,957

126	See Notes To Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	NEBRASKA (continued)
$3,555,000	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2021C	2.100%	09/01/36	$2,710,314
1,630,000	Sarpy County School District 037 Gretna Public Schools, Nebraska, General Obligation Bonds, Series 2022B	5.000	12/15/27	1,650,567
6,450,000	Washington County, Nebraska, Wastewater and Solid Waste Disposal Facilities Revenue Bonds, Cargill Inc. Project, Variable Rate Demand Series 2012, (AMT), (Mandatory Put 9/01/25)	0.900	09/01/30	6,384,602

	TOTAL NEBRASKA			33,956,868

	NEVADA - 0.8%
6,385,000	Clark County, Nevada, Airport Revenue Bonds, Junior Subordinate Lien Notes Series 2021B, (AMT)	5.000	07/01/27	6,618,392
19,325,000	Clark County, Nevada, Airport Revenue Bonds, Refunding Subordinate Lien Series 2019D	5.000	07/01/26	19,841,466
3,500,000	Clark County, Nevada, Pollution Control Revenue Bonds, Nevada Power Company Project, Refunding Series 2017, (Mandatory Put 3/31/26)	3.750	01/01/36	3,498,620
950,000	Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds, Refunding Series 2017B	5.000	07/01/25	955,092
1,970,000	Nevada Housing Division, Single Family Housing Mortgage Revenue Bonds, Refunding Series 2021A	1.850	10/01/33	1,564,059
1,970,000	Nevada Housing Division, Single Family Housing Mortgage Revenue Bonds, Refunding Series 2021A	2.000	10/01/36	1,475,522
3,000,000	Nevada Housing Division, Single Family Housing Mortgage Revenue Bonds, Refunding Series 2021B	2.200	10/01/36	2,302,081

	TOTAL NEVADA			36,255,232

	NEW HAMPSHIRE - 0.7%
8,485,000	National Finance Authority, New Hampshire, Pollution Control Revenue Bonds, New York State Electric & Gas Corporation Project, Refunding Series 2022A, (AMT)	4.000	12/01/28	8,488,828
11,000,000	New Hampshire Business Finance Authority, Pollution Control Revenue Bonds, United Illuminating Company, Refunding Series 2003A	4.500	10/01/33	11,170,358
5,000,000	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Dartmouth College, Series 2015A, (Mandatory Put 8/03/27)	3.300	06/01/40	5,015,089
4,500,000	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Dartmouth College, Series 2015D, (Mandatory Put 8/03/27)	3.300	06/01/38	4,513,581
2,495,000	New Hampshire Housing Finance Authority, Single Family Mortgage Acquisition Bonds, Social Series 2024C	4.100	07/01/39	2,452,229

	TOTAL NEW HAMPSHIRE			31,640,085

	NEW JERSEY - 3.0%
3,945,000	Bergen County Improvement Authority, New Jersey, County Guaranteed Governmental Pooled Project Notes, Series 2024	4.500	05/28/25	3,955,020
1,000,000	Delran Township, New Jersey, General Obligation Bonds, Series 2019	2.000	10/15/27	956,554
1,000,000	Delran Township, New Jersey, General Obligation Bonds, Series 2019	2.000	10/15/28	932,189
1,000,000	Delran Township, New Jersey, General Obligation Bonds, Series 2019	2.000	10/15/29	910,494
2,545,000	Essex County Improvement Authority, New Jersey, Lease Revenue Bonds, Essex County Family Court Building House Projects, County Guaranteed Series 2024	5.000	06/18/25	2,556,100
3,640,000	Gloucester Township, New Jersey, General Obligation Bonds, Series 2019 - BAM Insured	2.000	02/01/26	3,581,810
3,975,000	Gloucester Township, New Jersey, General Obligation Bonds, Series 2019 - BAM Insured	2.000	02/01/27	3,835,192
400,000	Middlesex County Improvement Authority, New Jersey, County Guaranteed Capital Equipment & Improvement Bonds, Series 2022	5.000	09/15/25	404,003
6,180,000	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Refunding Subordinate Series 2017A	3.375	07/01/30	5,914,060

See Notes To Financial Statements	127

Portfolio of Investments March 31, 2025 (continued)

Limited Term

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		NEW JERSEY (continued)
$10,545,000		New Jersey Economic Development Authority, Revenue Bonds, Municipal Rehabilitation, Refunding Series 2019A	5.250%	04/01/25	$10,545,000
7,000,000		New Jersey Economic Development Authority, School Facilities Construction Bonds, Refunding Series 2023RRR	5.000	06/15/26	7,161,480
3,000,000		New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2005N-1 - NPFG Insured	5.500	09/01/27	3,172,700
6,135,000	(a)	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2018EEE, (Pre-refunded 12/15/28)	5.000	06/15/33	6,589,845
1,115,000		New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1999, (AMT)	5.250	09/15/29	1,116,161
9,180,000		New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American Water Company Inc. Project, Refunding Series 2020E, (AMT)	0.850	12/01/25	8,935,091
2,600,000		New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Inspira Health Obligated Group Issue, Refunding Series 2016A	5.000	07/01/29	2,647,348
3,200,000		New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2024B	3.500	05/01/29	3,188,154
2,915,000		New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Social Series 2022I	2.750	04/01/25	2,915,000
5,000		New Jersey State, General Obligation Bonds, Covid-19 Emergency Series 2020A	5.000	06/01/26	5,130
7,220,000		New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2018A	5.000	06/15/28	7,372,343
1,645,000		New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2014BB-1	5.000	06/15/30	1,740,869
5,025,000		New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019A	5.000	12/15/26	5,185,988
2,000,000		New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019BB	5.000	06/15/32	2,101,555
5,000		New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2021A	5.000	06/15/26	5,115
5,045,000		North Brunswick Township, New Jersey, General Obligation Bonds, Series 2024A	5.000	07/08/25	5,070,401
4,000,000		Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A	5.000	06/01/25	4,008,408
5,125,000		Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A	5.000	06/01/27	5,273,017
5,490,000		Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A	5.000	06/01/28	5,709,480
14,205,000		Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A	5.000	06/01/29	14,726,380
3,580,000		Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A	5.000	06/01/34	3,674,575
2,385,000		Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A	4.000	06/01/37	2,289,223
6,795,000		Toms River Board of Education, Ocean County, New Jersey, General Obligation Bonds, Regional Schools Series 2019	2.250	07/15/28	6,489,679
6,710,000		Union County, New Jersey, General Obligation Bonds, Series 2018	3.000	03/01/28	6,710,764

		TOTAL NEW JERSEY			139,679,128

		NEW MEXICO - 1.1%
13,620,000		Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service Company of New Mexico San Juan Project, Refunding Series 2010A, (Mandatory Put 10/01/26)	0.875	06/01/40	13,006,107
15,000,000		New Mexico Finance Authority, New Mexico, Transportation Revenue Bonds, State Transportation Commission, Refunding Senior Lien Series 2024A	5.000	06/15/27	15,707,855
12,010,000		New Mexico Finance Authority, State Transportation Revenue Bonds, State Transportation Commission Refunding Senior Lien, Series 2022A	5.000	06/15/26	12,327,082

128	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		NEW MEXICO (continued)
$4,595,000		New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare Services, Series 2019B, (Mandatory Put 8/01/25)	5.000%	08/01/49	$4,619,609
1,695,000		New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2019D	2.800	07/01/34	1,486,927
2,140,000		New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2021A	1.950	07/01/36	1,602,702
985,000		New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2021C	1.875	07/01/36	721,102
1,190,000		New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2024E	4.125	09/01/39	1,170,747
1,760,000		San Juan County, New Mexico, Gross Receipts Tax Revenue Bonds, Refunding Series 2015A	5.000	06/15/26	1,766,392
326,000	(b)	Winrock Town Center Tax Increment Development District 1, Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds, Senior Lien Series 2022	3.750	05/01/28	323,154

		TOTAL NEW MEXICO			52,731,677

		NEW YORK - 9.5%
10,000,000		Chautauqua County Capital Resource Corporation, New York, Facilities Revenue Bonds, NRG Energy Project Refunding Series 2020, (Mandatory Put 4/03/28)	4.250	04/01/42	10,123,280
1,725,000		Dormitory Authority of the State of New York, Revenue Bonds, Montefiore Obligated Group, Series 2020A	5.000	09/01/27	1,784,668
5,000,000		Dormitory Authority of the State of New York, Revenue Bonds, Northwell Healthcare Inc, Series 2019B-1, (Mandatory Put 11/01/28)	1.800	05/01/48	4,690,514
8,600,000		Dutchess County Local Development Corporation, New York, Revenue Bonds, Health Quest Systems, Inc. Project, Series 2016B	5.000	07/01/30	8,721,511
4,405,000		Long Island Power Authority, New York, Electric System General Revenue Bonds, Mandatory Tender Series 2020B, (Mandatory Put 9/01/25)	0.850	09/01/50	4,354,241
11,850,000		Long Island Power Authority, New York, Electric System General Revenue Bonds, Notes Series 2021	1.000	09/01/25	11,708,743
2,500,000		Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2024B, (Mandatory Put 9/01/29)	3.000	09/01/49	2,428,922
5,020,000		Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Climate Bond Certified, Refunding Green Series 2016B-2	5.000	11/15/32	5,135,091
5,000,000		Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Green Climate Certified Series 2017C-1	5.000	11/15/26	5,166,388
2,250,000		Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Green Climate Certified Series 2020E	5.000	11/15/32	2,425,471
10,850,000		Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2015C-1	5.250	11/15/29	10,963,800
685,000		Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014B	5.000	07/01/25	686,261
1,065,000		Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014B	5.000	07/01/26	1,066,636
1,500,000		Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014B	5.000	07/01/27	1,502,085
10,020,000		New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Green Series 2023A-2, (Mandatory Put 12/30/27)	3.700	05/01/63	10,045,645
10,200,000		New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Sustainable Development Green Bond 2021K-2, (Mandatory Put 1/01/26)	0.900	11/01/60	9,988,433
3,000,000		New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Sustainable Development Series 2024B-2, (Mandatory Put 7/03/28)	3.700	05/01/64	3,031,722

See Notes To Financial Statements	129

Portfolio of Investments March 31, 2025 (continued)

Limited Term

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	NEW YORK (continued)
$5,835,000	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Sustainable Neighborhood Green Series 2020D-1B	2.000%	11/01/35	$4,564,900
3,170,000	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Sustainable Neighborhood Series 2019A-3A	3.450	11/01/34	3,027,574
3,010,000	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Sustainable Neighborhood Series 2019G-1B	2.550	11/01/34	2,581,825
825,000	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, The Churchill School and Center for Learning Disabilities Inc., Short Term Auction Rate Series 1999 - AGM Insured	2.250	10/01/29	750,806
6,000,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2016 Series E-1	5.000	02/01/34	6,070,501
8,845,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2021 Subseries A	5.000	11/01/28	9,479,357
8,000,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2025 Subseries Series A-1	5.000	11/01/27	8,437,813
5,125,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal Series 2024G-1	5.000	05/01/27	5,354,305
4,665,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal Series 2025C-1	5.000	05/01/29	5,030,674
1,500,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal Series 2025D	5.000	05/01/28	1,595,063
2,000,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal Series 2025D	5.000	05/01/29	2,156,773
1,500,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal Series 2025D	5.000	05/01/30	1,637,099
5,000,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal Series 2025F-1	5.000	11/01/28	5,358,596
6,600,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal Series 2025F-1	5.000	11/01/29	7,166,685
2,740,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Series 2024D-1	5.000	11/01/27	2,889,951
4,350,000	New York City, New York, General Obligation Bonds, Fiscal 2017 Series A-1	5.000	08/01/33	4,433,836
27,510,000	New York City, New York, General Obligation Bonds, Fiscal 2020 Series C-1	5.000	08/01/27	28,866,070
3,125,000	New York City, New York, General Obligation Bonds, Fiscal 2023 Series 1	5.000	08/01/26	3,215,179
4,000,000	New York City, New York, General Obligation Bonds, Fiscal 2023 Series D	5.000	08/01/25	4,029,995
7,710,000	New York City, New York, General Obligation Bonds, Fiscal 2025 Series A	5.000	08/01/27	8,090,054
12,500,000	New York City, New York, General Obligation Bonds, Fiscal 2025 Series A	5.000	08/01/28	13,340,875
5,000,000	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, Rochester Gas and Electric Corporation, Series 2004A, (Mandatory Put 7/01/25)	2.875	05/15/32	4,996,233
45,000,000	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, Rochester Gas and Electric Corporation, Series 2004B, (AMT), (Mandatory Put 7/01/25)	3.000	05/15/32	44,979,939
2,460,000	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Climate Bond Certified/Sustainability Green Series 2020J	0.750	05/01/25	2,452,436
8,270,000	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Climate Bond Certified/Sustainability Green Series 2020L-2	0.750	11/01/25	8,113,604
2,290,000	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Climate Bond Certified/Sustainability Green Series 2021J-2, (Mandatory Put 11/01/26)	1.000	11/01/61	2,189,034

130	See Notes To Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	NEW YORK (continued)
$5,000,000	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Climate Bond Certified/Sustainability Green Series 2021J-2, (Mandatory Put 5/01/27)	1.100%	11/01/61	$4,747,527
9,470,000	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Green Series 2022A-2, (Mandatory Put 5/01/27)	2.500	11/01/60	9,269,097
7,415,000	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Refunding Series 2019C	3.500	11/01/34	7,129,542
4,185,000	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Refunding Series 2020H	2.100	11/01/35	3,301,035
8,000,000	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Sustainability Green Series 2024C-2, (Mandatory Put 5/01/29)	3.600	11/01/63	8,023,566
6,675,000	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Sustainability Series 2023C-2, (Mandatory Put 5/01/29)	3.800	11/01/62	6,681,933
1,835,000	New York State Housing Finance Agency, State Personal Income Tax Revenue Bonds, Economic Development and Housing Sustainability Green Series 2024B-2, (Mandatory Put 12/15/29)	3.350	12/15/54	1,835,375
9,775,000	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 223	2.650	10/01/34	8,337,986
2,415,000	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 225	2.000	10/01/35	1,871,232
3,460,000	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 227	2.100	10/01/35	2,719,071
3,555,000	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 231	2.000	10/01/33	2,858,695
9,990,000	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 231	2.200	10/01/36	7,762,218
4,640,000	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Social Series 239	2.200	10/01/36	3,605,274
16,400,000	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Social Series 242	2.950	10/01/37	14,013,092
3,490,000	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Refunding Series 2016, (AMT)	5.000	08/01/26	3,490,097
5,000,000	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport Project, Series 2022, (AMT)	5.000	12/01/27	5,174,797
2,000,000	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport Project, Series 2022, (AMT)	5.000	12/01/28	2,083,743
2,000,000	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport Project, Series 2022, (AMT)	5.000	12/01/29	2,098,431
3,015,000	New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2020, (AMT)	4.000	10/01/30	2,991,396
1,000,000	Oyster Bay, Nassau County, New York, General Obligation Bonds, Refunding Public Improvement Series 2022 - AGM Insured	5.000	08/01/27	1,054,631
3,105,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Forty Second Series 2023, (AMT)	5.000	12/01/26	3,188,034
10,000,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Forty Second Series 2023, (AMT)	5.000	12/01/27	10,414,236
4,000,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Second Series 2017, (AMT)	5.000	10/15/33	4,064,641
4,000,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Seventh Series 2018, (AMT)	5.000	09/15/25	4,032,396
520,000	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014	5.000	07/01/25	520,957
500,000	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014	5.000	07/01/27	500,695

See Notes To Financial Statements	131

Portfolio of Investments March 31, 2025 (continued)

Limited Term

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	NEW YORK (continued)
$2,370,000	Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Senior Series 2021A-2	5.000%	06/01/25	$2,374,611
2,220,000	Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Senior Series 2021A-2	5.000	06/01/26	2,258,473
2,200,000	Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Senior Series 2021A-2	5.000	06/01/28	2,297,559
1,245,000	Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Senior Series 2021A-2	5.000	06/01/32	1,322,634
15,000,000	Triborough Bridge and Tunnel Authority, New York, General Revenue Bonds, MTA Bridges & Tunnels, Refunding Series 2023A	5.000	11/15/26	15,554,827
8,100,000	Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax Bonds, MTA Bridges and Tunnels, Senior Lien Green Climate Bond Certified Series 2022E-1	5.000	11/15/27	8,517,626
10,000,000	Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax Bonds, Senior Lien Refunding Series 2022B	5.000	05/15/26	10,257,502
1,925,000	TSASC Inc., New York, Tobacco Settlement Asset-Backed Bonds, Fiscal 2017 Series A	5.000	06/01/26	1,961,844

	TOTAL NEW YORK			450,947,361

	NORTH CAROLINA - 0.9%
6,685,000	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Variable Rate Demand Series 2021B, (Mandatory Put 6/15/27)	3.250	01/15/50	6,662,602
3,800,000	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, Doing Business as Atrium Health, Variable Rate Series 2018C, (Mandatory Put 10/31/25)	3.450	01/15/48	3,807,278
5,490,000	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, Doing Business as Atrium Health, Variable Rate Series 2018E, (Mandatory Put 10/31/25)	0.800	01/15/48	5,396,672
1,625,000	Columbus County Industrial Facilities and Pollution Control Financing Authority, North Carolina, Recovery Zone Facility Bonds, International Paper Company Project, Refunding Series 2020A, (Mandatory Put 6/16/25)	1.375	05/01/34	1,615,397
4,000,000	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement Series 55C, (Mandatory Put 1/15/26)	3.200	07/01/56	3,997,397
865,000	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series 2019-42	2.450	07/01/34	734,430
2,785,000	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series 2020-43	2.625	01/01/35	2,365,697
5,000,000	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series 2021-47	2.000	07/01/36	3,773,154
1,630,000	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2015A	5.000	01/01/28	1,653,150
10,730,000	Raleigh, North Carolina, North Carolina, Limited Obligation Bonds, Series 2024	5.000	10/01/27	11,318,457

	TOTAL NORTH CAROLINA			41,324,234

	NORTH DAKOTA - 0.8%
2,335,000	Cass County Joint Water Reserve District, North Dakota, Temporary Improvement Special Assessment Bonds, Refunding Series 2024A	3.450	04/01/27	2,334,500
1,655,000	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2017A	5.000	12/01/25	1,662,098
2,380,000	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2017A	5.000	12/01/26	2,428,118
2,550,000	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2021	5.000	12/01/27	2,626,050
200,000	Horace, Cass County, North Dakota, General Obligation Bonds, Refunding Improvement Series 2021	3.000	05/01/25	199,673
225,000	Horace, Cass County, North Dakota, General Obligation Bonds, Refunding Improvement Series 2021	4.000	05/01/27	223,556
500,000	Horace, Cass County, North Dakota, General Obligation Bonds, Refunding Improvement Series 2021	3.000	05/01/28	472,931

132	See Notes To Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	NORTH DAKOTA (continued)
$400,000	Horace, Cass County, North Dakota, General Obligation Bonds, Refunding Improvement Series 2021	3.000%	05/01/29	$370,273
430,000	Horace, Cass County, North Dakota, General Obligation Bonds, Refunding Improvement Series 2021	3.000	05/01/30	390,309
355,000	Horace, Cass County, North Dakota, General Obligation Bonds, Refunding Improvement Series 2021	3.000	05/01/32	309,404
5,330,000	Horace, Cass County, North Dakota, General Obligation Bonds, Refunding Improvement Series 2023C	5.000	05/01/32	5,478,159
670,000	Horace, Cass County, North Dakota, General Obligation Bonds, Refunding Improvement Series 2024C	5.000	05/01/29	698,034
530,000	Horace, Cass County, North Dakota, General Obligation Bonds, Refunding Improvement Series 2024C	5.000	05/01/30	555,445
555,000	Horace, Cass County, North Dakota, General Obligation Bonds, Refunding Improvement Series 2024C	5.000	05/01/31	584,210
580,000	Horace, Cass County, North Dakota, General Obligation Bonds, Refunding Improvement Series 2024C	5.000	05/01/32	612,469
610,000	Horace, Cass County, North Dakota, General Obligation Bonds, Refunding Improvement Series 2024C	5.000	05/01/33	645,030
6,235,000	North Dakota Housing Finance Agency, Home Mortgage Finance Program Bonds, Series 2019C	2.800	07/01/32	5,664,339
1,640,000	North Dakota Housing Finance Agency, Home Mortgage Finance Program Bonds, Series 2019C	3.000	07/01/34	1,483,802
2,500,000	North Dakota Housing Finance Agency, Home Mortgage Finance Program Bonds, Series 2020A	2.700	07/01/35	2,121,160
3,250,000	North Dakota Housing Finance Agency, Home Mortgage Finance Program Bonds, Series 2020B	2.100	07/01/35	2,567,942
3,600,000	North Dakota Housing Finance Agency, Home Mortgage Finance Program Bonds, Series 2021A	2.050	07/01/36	2,737,274
2,540,000	North Dakota Housing Finance Agency, Home Mortgage Finance Program Bonds, Social Series 2021B	2.300	07/01/36	1,979,635

	TOTAL NORTH DAKOTA			36,144,411

	OHIO - 3.9%
1,500,000	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1	5.000	06/01/27	1,542,122
9,130,000	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1	5.000	06/01/28	9,481,700
14,500,000	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1	5.000	06/01/29	15,170,779
3,435,000	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1	5.000	06/01/30	3,620,281
8,630,000	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1	5.000	06/01/31	9,074,013
4,400,000	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1	5.000	06/01/32	4,615,877
3,110,000	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1	5.000	06/01/33	3,255,183
6,195,000	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1	5.000	06/01/34	6,460,684
6,670,000	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1	5.000	06/01/35	6,940,287
1,520,000	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1	4.000	06/01/37	1,471,560

See Notes To Financial Statements	133

Portfolio of Investments March 31, 2025 (continued)

Limited Term

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		OHIO (continued)
$2,275,000		Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1	4.000%	06/01/38	$2,182,477
1,015,000		Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1	4.000	06/01/39	962,210
1,000,000		Chillicothe, Ohio, Hospital Facilities Revenue Bonds, Adena Health System Obligated Group Project, Refunding & Improvement Series 2017	5.000	12/01/25	1,010,999
6,000,000		Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2005B, (AMT)	3.700	07/01/28	5,989,436
3,345,000		Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2005C, (AMT)	3.700	04/01/28	3,342,045
15,750,000		Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2007A, (AMT), (Mandatory Put 10/01/29)	2.500	08/01/40	14,628,356
10,000,000		Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2007B, (AMT), (Mandatory Put 10/01/29)	2.500	11/01/42	9,287,845
2,355,000		Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2014A, (Mandatory Put 10/01/29)	2.400	12/01/38	2,186,888
11,860,000		Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2014B, (AMT), (Mandatory Put 10/01/29)	2.600	06/01/41	11,063,492
20,250,000		Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Dayton Power & Light Company Project, Refunding Collateralized Series 2015A, (AMT), (Mandatory Put 6/01/27)	4.250	11/01/40	20,430,136
12,630,000		Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Dueke Energy Corporation Project, Refunding Series 2022A, (AMT), (Mandatory Put 6/01/27)	4.250	11/01/39	12,758,076
415,000	(b)	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt Paper Ohio, LLC Project, Series 2017, (AMT)	3.750	01/15/28	415,052
1,330,000		Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Series 2019A	3.500	09/01/34	1,277,490
2,510,000		Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Series 2019B	2.800	09/01/34	2,194,789
1,470,000		Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Series 2020A	2.500	09/01/35	1,199,911
3,685,000		Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Series 2021A	2.050	09/01/36	2,788,158
2,920,000		Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Series 2021C	2.250	09/01/36	2,290,918
1,625,000		Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Social Series 2024A	3.800	09/01/35	1,593,255
1,655,000		Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Social Series 2024A	3.850	03/01/36	1,605,688
1,500,000		Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Social Series 2024A	3.850	09/01/36	1,444,105
6,260,000		Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Social Series 2024B	4.100	09/01/39	6,145,845
1,850,000		Ohio State, General Obligation Bonds, Conservation Projects Refunding Series 2022A	4.000	09/01/27	1,904,831
2,505,000		Ohio State, General Obligation Bonds, Infrastructure Improvement Refunding Series 2022B	4.000	03/01/27	2,564,940
3,545,000		Ohio State, General Obligation Bonds, Infrastructure Improvement Refunding Series 2022C	4.000	09/01/27	3,650,068

134	See Notes To Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	OHIO (continued)
$2,430,000	Ohio State, Hospital Revenue Bonds, Cleveland Clinic Health System Obligated Group, Series 2019C, (Mandatory Put 5/01/28)	2.750%	01/01/52	$2,381,446
5,000,000	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Series 2020A	5.000	12/01/39	5,292,735

	TOTAL OHIO			182,223,677

	OKLAHOMA - 4.4%
1,000,000	Blaine County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Watonga Public Schools Project, Series 2022	5.000	12/01/31	1,062,610
1,015,000	Blaine County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Watonga Public Schools Project, Series 2022	5.000	12/01/32	1,079,744
1,270,000	Bryan County School Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Durant Public Schools Project, Series 2020	4.000	09/01/25	1,275,253
1,600,000	Bryan County School Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Durant Public Schools Project, Series 2020	2.000	09/01/27	1,532,181
5,000,000	Canadian County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Mustang Public Schools Project, Series 2023A	5.000	09/01/31	5,437,623
5,015,000	Canadian County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Yukon Public Schools Project, Series 2023	5.000	09/01/27	5,234,651
4,400,000	Canadian County Educational Facilities Authority, Oklahoma, Lease Revenue Bonds, Piedmont Public Schools Project, Series 2024	4.000	08/15/32	4,492,384
9,095,000	Cleveland County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Moore Public Schools Project, Series 2021	4.000	06/01/27	9,271,428
8,005,000	Cleveland County Independent School District 2 Moore, Oklahoma, General Obligation Bonds, Combined Purpose Series 2022	2.000	03/01/26	7,908,899
8,010,000	Cleveland County Independent School District 2 Moore, Oklahoma, General Obligation Bonds, Combined Purpose Series 2022	2.000	03/01/27	7,748,083
7,525,000	Cleveland County Independent School District 29 Norman, Oklahoma, General Obligation Bonds, Combined Purpose Series 2022	2.000	03/01/26	7,414,377
1,000,000	Clinton Public Works Authority, Oklahoma, Educational Facilities, Lease Revenue Bonds, Series 2022	5.000	10/01/27	1,035,703
1,000,000	Clinton Public Works Authority, Oklahoma, Educational Facilities, Lease Revenue Bonds, Series 2022	3.250	10/01/28	982,510
4,405,000	Cushing Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Cushing Public Schools Project, Series 2022	5.000	09/01/32	4,786,627
2,330,000	Garfield County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Enid Public Schools Project, Series 2016A	5.000	09/01/26	2,385,323
310,000	Garvin County Educational Facilities Authority, Oklahoma, Lease Revenue Bonds, Wynnewood Public Schools Project, Series 2018	5.000	09/01/25	312,013
200,000	Garvin County Educational Facilities Authority, Oklahoma, Lease Revenue Bonds, Wynnewood Public Schools Project, Series 2018	5.000	09/01/26	204,553
450,000	Garvin County Educational Facilities Authority, Oklahoma, Lease Revenue Bonds, Wynnewood Public Schools Project, Series 2018	5.000	09/01/27	466,942
520,000	Garvin County Educational Facilities Authority, Oklahoma, Lease Revenue Bonds, Wynnewood Public Schools Project, Series 2018	5.000	09/01/29	544,753
560,000	Garvin County Educational Facilities Authority, Oklahoma, Lease Revenue Bonds, Wynnewood Public Schools Project, Series 2018	5.000	09/01/30	583,871
1,100,000	Garvin County Educational Facilities Authority, Oklahoma, Lease Revenue Bonds, Wynnewood Public Schools Project, Series 2018	5.000	09/01/31	1,142,939
860,000	Garvin County Educational Facilities Authority, Oklahoma, Lease Revenue Bonds, Wynnewood Public Schools Project, Series 2018	5.000	09/01/32	891,645

See Notes To Financial Statements	135

Portfolio of Investments March 31, 2025 (continued)

Limited Term

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	OKLAHOMA (continued)
$1,305,000	Grady County School Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Minco Public Schools Project, Series 2018	5.000%	09/01/31	$1,358,915
1,000,000	Grady County School Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Minco Public Schools Project, Series 2018	5.000	09/01/32	1,042,655
1,305,000	Grady County School Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Minco Public Schools Project, Series 2018	5.000	09/01/33	1,358,961
6,005,000	Kay County Public Buildings Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Ponca City Public Schools Project, Series 2022	5.000	09/01/25	6,041,008
5,045,000	Kay County Public Buildings Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Ponca City Public Schools Project, Series 2022	5.000	09/01/27	5,232,560
950,000	McClain County Economic Development Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Blanchard Public Schools Project, Series 2019	4.000	09/01/25	952,631
1,455,000	McClain County Economic Development Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Blanchard Public Schools Project, Series 2019	4.000	09/01/26	1,471,385
625,000	McClain County Economic Development Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Blanchard Public Schools Project, Series 2019	4.000	09/01/27	635,744
720,000	McClain County Economic Development Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Blanchard Public Schools Project, Series 2019	4.000	09/01/28	734,858
725,000	McClain County Economic Development Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Blanchard Public Schools Project, Series 2019	4.000	09/01/29	741,784
1,100,000	Okarche Economic Development Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Okarche Public Schools Project, Series 2016	5.000	09/01/27	1,131,228
1,125,000	Okarche Economic Development Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Okarche Public Schools Project, Series 2016	5.000	09/01/28	1,155,201
5,200,000	Oklahoma City, Oklahoma, General Obligation Bonds, Series 2024	4.000	03/01/27	5,326,387
1,000,000	Oklahoma County Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Harrah Public Schools Project, Series 2024	5.000	09/01/28	1,054,975
590,000	Oklahoma County Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Jones Public Schools Project, Series 2020	4.000	09/01/26	595,012
1,000,000	Oklahoma County Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Jones Public Schools Project, Series 2020	4.000	09/01/27	1,016,957
1,195,000	Oklahoma County Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Jones Public Schools Project, Series 2020	4.000	09/01/28	1,213,865
1,000,000	Oklahoma County Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Jones Public Schools Project, Series 2020	4.000	09/01/29	1,017,809
1,000,000	Oklahoma County Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Jones Public Schools Project, Series 2020	4.000	09/01/30	1,016,129
1,000,000	Oklahoma County Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Jones Public Schools Project, Series 2020	4.000	09/01/31	1,035,706
1,000,000	Oklahoma County Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Jones Public Schools Project, Series 2020	4.000	09/01/32	1,029,455

136	See Notes To Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	OKLAHOMA (continued)
$3,650,000	Oklahoma County Independent School District 1 Putnam City, Oklahoma, General Obligation Bonds, Combined Purpose Series 2024	3.250%	04/01/26	$3,655,686
2,520,000	Oklahoma County Independent School District 12 Edmond, General Obligation Bonds, Combined Purpose Series 2024	4.000	03/01/26	2,545,067
4,850,000	Oklahoma County Independent School District 89 Oklahoma City, Oklahoma, General Obligation Bonds, Combined Purpose Series 2024A	1.250	07/01/26	4,753,230
6,850,000	Oklahoma County Independent School District 89, Oklahoma City, Oklahoma, General Obligation Bonds, Combined Purpose Series 2025A	1.000	07/01/27	6,498,320
5,000,000	Oklahoma County, Oklahoma, General Obligation Bonds, Limited Tax Series 2023	4.000	05/01/25	5,004,318
1,895,000	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B	5.000	08/15/25	1,895,256
1,900,000	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B	5.000	08/15/26	1,927,621
3,175,000	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B	5.000	08/15/27	3,260,340
1,400,000	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B	5.000	08/15/28	1,450,333
350,000	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B	5.000	08/15/29	361,736
365,000	Oklahoma Housing Finance Agency, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2020A	2.650	09/01/35	306,654
7,500,000	Oklahoma Industries Authority, Educational Facilities Lease Revenue Bonds, Oklahoma City Public Schools Project Series 2024	5.000	04/01/27	7,788,905
1,600,000	Payne County Economic Development Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Stillwater Public Schools Project, Series 2024 - BAM Insured	5.000	09/01/25	1,611,921
2,000,000	Payne County Economic Development Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Stillwater Public Schools Project, Series 2024 - BAM Insured	5.000	09/01/26	2,051,963
260,000	Pittsburg County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, McAlester Public Schools Project, Series 2021	4.000	12/01/28	264,829
400,000	Pittsburg County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, McAlester Public Schools Project, Series 2021	4.000	12/01/29	408,063
350,000	Pittsburg County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, McAlester Public Schools Project, Series 2021	4.000	12/01/30	357,178
255,000	Pittsburg County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, McAlester Public Schools Project, Series 2021	4.000	12/01/31	260,341
380,000	Pittsburg County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, McAlester Public Schools Project, Series 2021	4.000	12/01/32	390,951
545,000	Pontotoc County Educational Facilities Authority, Oklahoma, Facilities Lease Revenue Bonds, Ada Public Schools Project, Series 2021	4.000	09/01/26	550,006
1,290,000	Pontotoc County Educational Facilities Authority, Oklahoma, Facilities Lease Revenue Bonds, Ada Public Schools Project, Series 2021	4.000	09/01/28	1,312,029
725,000	Rogers County Industrial Development Authority, Oklahoma, Capital Improvement Revenue Bonds, Refunding Series 2017	4.000	04/01/25	725,000
770,000	Rogers County Industrial Development Authority, Oklahoma, Capital Improvement Revenue Bonds, Refunding Series 2017	4.000	04/01/26	770,627
715,000	Rogers County Industrial Development Authority, Oklahoma, Capital Improvement Revenue Bonds, Refunding Series 2017	4.000	04/01/27	715,510
400,000	Sand Springs Municipal Authority, Oklahoma, Utility System Revenue Bonds, Refunding Series 2020	3.000	11/01/31	382,420

See Notes To Financial Statements	137

Portfolio of Investments March 31, 2025 (continued)

Limited Term

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	OKLAHOMA (continued)
$500,000	Sand Springs Municipal Authority, Oklahoma, Utility System Revenue Bonds, Refunding Series 2020	3.000%	11/01/32	$468,280
530,000	Sand Springs Municipal Authority, Oklahoma, Utility System Revenue Bonds, Refunding Series 2020	3.000	11/01/33	490,709
1,990,000	Stephens County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Marlow Public Schools Project, Series 2022	5.000	09/01/34	2,124,831
1,075,000	Stephens County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Marlow Public Schools Project, Series 2022	5.000	09/01/35	1,140,745
1,110,000	Texas County Development Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Guymon Public Schools Project, Series 2018	5.000	12/01/25	1,123,606
3,625,000	Tulsa County Independent School District 001 Tulsa, Oklahoma, General Obligation Bonds, Combined Purpose Series 2023A	1.000	03/01/26	3,559,153
8,750,000	Tulsa County Independent School District 001 Tulsa, Oklahoma, General Obligation Bonds, Combined Purpose Series 2024A	0.050	04/01/26	8,474,962
10,000,000	Tulsa County Independent School District 4, Tulsa County, Oklahoma, Combined Purpose Bixby Series 2024	4.000	07/01/26	10,091,267
10,730,000	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Broken Arrow Public Schools Project, Series 2019A	5.000	09/01/28	11,441,492
1,380,000	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Glenpool Public Schools Project, Series 2017A	5.000	09/01/25	1,390,454
12,800,000	Tulsa, Oklahoma, General Obligation Bonds, Series 2021	0.500	11/01/25	12,512,818
1,450,000	Wagoner County School Development Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Wagoner Public Schools Project, Series 2019	4.000	09/01/27	1,471,549
300,000	Wagoner County School Development Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Wagoner Public Schools Project, Series 2019	4.000	09/01/28	305,317
710,000	Washington County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Caney Valley Public Schools Project, Series 2021	3.000	09/01/25	709,096
530,000	Washington County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Caney Valley Public Schools Project, Series 2021	3.000	09/01/27	521,829
490,000	Washington County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Caney Valley Public Schools Project, Series 2021	3.000	09/01/29	468,086
1,250,000	Washington County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Caney Valley Public Schools Project, Series 2021	3.000	09/01/31	1,156,793
1,760,000	Weatherford Industrial Trust Educational, Oklahoma, Facilities Lease Revenue Bonds, Weatherford Public Schools Project, Series 2019	5.000	03/01/27	1,813,777

	TOTAL OKLAHOMA			209,470,405

	OREGON - 0.9%
1,305,000	Benton and Linn Counties District School District 509J Corvallis, Oregon, General Obligation Bonds, Series 2018A	5.000	06/15/25	1,310,859
1,085,000	Benton and Linn Counties District School District 509J Corvallis, Oregon, General Obligation Bonds, Series 2018A	5.000	06/15/26	1,114,037
1,000,000	Benton and Linn Counties District School District 509J Corvallis, Oregon, General Obligation Bonds, Series 2018A	5.000	06/15/27	1,047,848
2,390,000	Clackamas County School District 12, North Clackamas, Oregon, General Obligation Bonds, Series 2017B	5.000	06/15/27	2,501,739
2,105,000	Clackamas County School District 12, North Clackamas, Oregon, General Obligation Bonds, Series 2017B	5.000	06/15/28	2,199,539
1,200,000	Oregon Department of Transportation, Revenue Bonds, Grant Anticipation, Social 2024	5.000	05/15/27	1,255,384
11,585,000	Oregon Health and Science University, Revenue Bonds, Exchange Series 2021C, (Mandatory Put 2/01/29)	4.000	07/01/42	11,834,646

138	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		OREGON (continued)
$7,525,000		Oregon Housing and Community Services Department, Single Family Mortgage Program Revenue Bonds, Series 2021A	2.050%	07/01/36	$5,721,662
8,000,000	(b)	Port of Morrow, Morrow County Oregon, Full Faith and Credit Obligations, Series 2024A	5.150	10/01/26	8,006,991
2,500,000		Portland, Oregon, Water System Revenue Bonds, Refunding Second Lien Series 2024A	5.000	05/01/27	2,614,443
2,750,000		Portland, Oregon, Water System Revenue Bonds, Refunding Second Lien Series 2024A	5.000	05/01/28	2,929,309

		TOTAL OREGON			40,536,457

		PENNSYLVANIA - 3.8%
5,410,000		Allegheny County Airport Authority, Pennsylvania, Airport Revenue Bonds, Pittsburgh International Airport, Series 2021A, (AMT)	5.000	01/01/26	5,488,570
2,735,000		Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Allegheny Health Network Obligated Group Issue, Series 2018A	5.000	04/01/25	2,735,000
2,055,000		Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Allegheny Health Network Obligated Group Issue, Series 2018A	5.000	04/01/26	2,091,109
4,435,000		Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Allegheny Health Network Obligated Group Issue, Series 2018A	5.000	04/01/27	4,587,499
1,513,000		Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower Health Project, Series 2024A-2	6.000	06/30/34	1,631,592
19,483,000		Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower Health Project, Series 2024A-3	5.000	06/30/39	18,883,060
10,137,000	(d)	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower Health Project, Series 2024B-1	0.000	06/30/44	7,486,538
3,175,000		Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower Health Project, Taxable Series 2024A-1	8.000	06/30/34	3,250,041
1,000,000		Capital Region Water, Pennsylvania, Water Revenue Bonds, Series 2018	5.000	07/15/25	1,005,457
3,775,000		Clarion County Industrial Development Authority, Pennsylvania, Revenue Bonds, Pennsylvania-American Water Company Project, Refunding Series 2019, (AMT), (Mandatory Put 12/03/29)	2.450	12/01/39	3,354,576
1,525,000		Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Master Settlement, Series 2018 -AGM Insured	4.000	06/01/39	1,431,397
390,000		Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, Pennsylvania Power and Light Company, Series 2016A	3.000	09/01/29	388,235
5,210,000		Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, Pennsylvania Power and Light Company, Series 2016B	2.625	02/15/27	5,155,901
4,565,000		Lower Merion School District, Montgomery County, Pennsylvania, General Obligation Bonds, Series 2019	4.000	11/15/30	4,679,222
8,065,000		Luzerne County Industrial Development Authority, Pennsylvania, Revenue Bonds, Pennsylvania-American Water Company Project, Refunding Series 2019, (AMT), (Mandatory Put 12/03/29)	2.450	12/01/39	7,175,495
6,420,000		Montgomery County Industrial Development Authority, Pennsylvania, Facilities Revenue Bonds, Constellation Energy Generation LLC Project, Refunding Series 2023A, (Mandatory Put 4/03/28)	4.100	04/01/53	6,557,922
504,166	(e)	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds, Northampton Generating Project, Senior Lien Series 2013A0 & AE2	2.200	06/30/27	221,833
277,700	(e)	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds, Northampton Generating Project, Senior Lien Taxable Series 2013B, (cash 5.000%, PIK 5.000%)	0.900	06/30/27	49,986
15,000,000		Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Project, Refunding Series 2021B, (AMT), (Mandatory Put 11/02/26)	1.100	06/01/31	14,301,936

See Notes To Financial Statements	139

Portfolio of Investments March 31, 2025 (continued)

Limited Term

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	PENNSYLVANIA (continued)
$3,750,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Project, Series 2009, (Mandatory Put 12/01/26)	0.950%	12/01/33	$3,579,821
3,750,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Project, Series 2017A, (AMT), (Mandatory Put 8/01/25)	4.250	08/01/37	3,749,310
1,270,000	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2017-122	3.250	10/01/28	1,266,176
2,270,000	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2017-123B	3.450	10/01/32	2,252,705
6,135,000	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2017-124B	3.200	10/01/32	5,854,854
3,390,000	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2017-125A, (AMT)	3.000	04/01/27	3,329,212
3,345,000	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2017-125A, (AMT)	3.050	10/01/27	3,274,292
8,730,000	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2017-125A, (AMT)	3.400	10/01/32	8,157,944
1,035,000	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2019-128A, (AMT)	3.650	10/01/32	980,365
2,555,000	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2019-129	2.950	10/01/34	2,257,968
7,070,000	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2019-130A	2.500	10/01/34	6,005,773
4,850,000	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2020-132A	2.300	10/01/35	3,941,361
10,010,000	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Social Series 2021-137	2.250	10/01/36	7,836,012
3,620,000	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Social Series 2024-145A	3.950	04/01/35	3,588,854
9,000,000	Pennsylvania State, General Obligation Bonds, First Refunding Series 2023	5.000	09/01/27	9,467,192
5,000,000	Pennsylvania State, General Obligation Bonds, First Series 2024	5.000	08/15/30	5,501,605
4,420,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Second Series 2016B-2	5.000	06/01/29	4,508,844
1,000,000	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Saint Joseph?s University Project, Refunding Series 2020C. Forward Delivery	5.000	11/01/25	1,011,031
850,000	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Saint Joseph?s University Project, Refunding Series 2020C. Forward Delivery	5.000	11/01/26	875,641
1,000,000	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Saint Joseph?s University Project, Refunding Series 2020C. Forward Delivery	5.000	11/01/27	1,041,522
1,000,000	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Saint Joseph?s University Project, Refunding Series 2020C. Forward Delivery	5.000	11/01/28	1,054,612
1,000,000	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Saint Joseph?s University Project, Refunding Series 2020C. Forward Delivery	5.000	11/01/29	1,065,544
5,400,000	Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series 2020C, (AMT)	5.000	07/01/25	5,424,579
750,000	Scranton-Lackawanna Health and Welfare Authority, Pennsylvania, University Revenue Bonds, Marywood University, Series 2016	3.375	06/01/26	731,263
2,550,000	Washington County Industrial Development Authority, Pennsylvania, College Revenue Bonds, AICUP Financing Program-Washington and Jefferson College Project, Series 2017-PP5	5.000	11/01/25	2,567,217
1,150,000	Westmoreland County Industrial Development Authority, Pennsylvania, Revenue Bonds, Excela Health Project, Series 2020A	4.000	07/01/25	1,150,127

140	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		PENNSYLVANIA (continued)
$1,200,000		Westmoreland County Industrial Development Authority, Pennsylvania, Revenue Bonds, Excela Health Project, Series 2020A	5.000%	07/01/27	$1,230,739

		TOTAL PENNSYLVANIA			182,179,932

		PUERTO RICO - 3.6%
4,600,000	(b)	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Forward Delivery Series 2022A	5.000	07/01/25	4,616,415
2,500,000	(b)	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Forward Delivery Series 2022A	5.000	07/01/33	2,595,654
2,500,000	(b)	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2020A	5.000	07/01/25	2,508,921
3,700,000	(b)	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2020A	5.000	07/01/30	3,835,400
2,500,000	(b)	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2020A	5.000	07/01/35	2,568,651
325,000	(b)	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2021A	5.000	07/01/25	326,160
935,000	(b)	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2021B	5.000	07/01/33	968,933
3,880,000	(a)	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Hospital Revenue Bonds, Hospital de la Concepcion, Series 2017A, (Pre- refunded 11/15/26)	3.550	11/15/30	3,902,624
30,711,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	0.000	07/01/27	28,175,653
37,062,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	0.000	07/01/29	31,400,120
30,119,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	0.000	07/01/31	23,618,483
10,664,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	0.000	07/01/33	7,660,726
636,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	4.500	07/01/34	632,472
105,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	0.000	07/01/46	34,449
5,927,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2	4.329	07/01/40	5,781,547
14,633,982		Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1	5.375	07/01/25	14,699,684
17,234,053		Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1	5.625	07/01/27	17,849,929
13,640,000		Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1	5.625	07/01/29	14,619,203
1,696,601		Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1	5.750	07/01/31	1,865,332
1,496,000		Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1	0.000	07/01/33	1,026,901
842,000		Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1	4.000	07/01/33	825,154
634,000		Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1	4.000	07/01/35	606,307

		TOTAL PUERTO RICO			170,118,718

		RHODE ISLAND - 0.7%
310,000		Rhode Island Health and Educational Building Corporation, Public Schools Financing Program Revenue Bonds, City of Providence, Series 2021D - BAM Insured	5.000	05/15/25	310,739
3,440,000		Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity Bond Program, 2019 Series 70	2.800	10/01/34	3,003,178
14,005,000		Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity Bond Program, 2021 Series 75A	2.050	10/01/36	10,570,819
9,795,000		Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity Bond Program, 2022 Series 76A	2.350	10/01/36	7,647,970

See Notes To Financial Statements	141

Portfolio of Investments March 31, 2025 (continued)

Limited Term

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	RHODE ISLAND (continued)
$3,070,000	Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity Bonds, Series 73-A	2.100%	10/01/35	$2,398,388
5,000,000	Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity Bonds, Series 74	2.125	10/01/36	3,817,330
1,230,000	Rhode Island Housing and Mortgage Finance Corporation, Homeownership Opportunity Bond Program, Series 2020-72A	2.300	10/01/35	976,466
3,750,000	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2015B	4.500	06/01/45	3,750,022

	TOTAL RHODE ISLAND			32,474,912

	SOUTH CAROLINA - 0.6%
455,000	Lexington County Health Services District, Inc., South Carolina, Hospital Revenue Bonds, Refunding Series 2017	5.000	11/01/26	468,369
6,000,000	Patriots Energy Group Financing Agency, South Carolina, Gas Supply Revenue Bonds, Series 2023A-1, (Mandatory Put 8/01/31)	5.250	10/01/54	6,365,921
1,140,000	South Carolina Housing Finance and Development Authority, Mortgage Revenue Bonds, Series 2019B	2.650	07/01/34	982,767
2,830,000	South Carolina Housing Finance and Development Authority, Mortgage Revenue Bonds, Series 2020B	2.000	07/01/35	2,205,387
6,105,000	South Carolina Housing Finance and Development Authority, Mortgage Revenue Bonds, Series 2021A	1.850	07/01/36	4,507,982
595,000	South Carolina Housing Finance and Development Authority, Mortgage Revenue Bonds, Series 2023A	4.450	07/01/38	596,230
2,990,000	South Carolina Housing Finance and Development Authority, Mortgage Revenue Bonds, Series 2024B	4.000	07/01/39	2,872,229
11,025,000	South Carolina Jobs-Economic Development Authority, Revenue Bonds, International Paper Company Project, Refunding Environmental Improvement Series 2023A, (AMT), (Mandatory Put 4/01/26)	4.000	04/01/33	11,059,461

	TOTAL SOUTH CAROLINA			29,058,346

	SOUTH DAKOTA - 0.3%
3,060,000	South Dakota Housing Development Authority, Homeownership Mortgage Revenue Bonds, Series 2021A	1.900	11/01/36	2,250,493
5,000,000	South Dakota Housing Development Authority, Homeownership Mortgage Revenue Bonds, Series 2021B	1.850	11/01/36	3,606,639
7,310,000	South Dakota Housing Development Authority, Homeownership Mortgage Revenue Bonds, Series 2022B	2.300	11/01/37	5,681,002
1,165,000	South Dakota Housing Development Authority, Homeownership Mortgage Revenue Bonds, Series 2022C	4.125	11/01/37	1,146,721
2,275,000	South Dakota Housing Development Authority, Homeownership Mortgage Revenue Bonds, Series 2024C	4.000	11/01/37	2,222,694

	TOTAL SOUTH DAKOTA			14,907,549

	TENNESSEE -0.9%
3,650,000	Hamilton County, Tennessee, General Obligation Bonds, Refunding Series 2024B	5.000	05/01/30	4,010,668
2,335,000	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, East Tennessee Children’s Hospital, Series 2019	5.000	11/15/32	2,450,602
2,810,000	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, East Tennessee Children’s Hospital, Series 2019	5.000	11/15/33	2,935,907
795,000	Metropolitan Nashville Airport Authority, Tennessee, Airport Improvement Revenue Bonds, Series 2022B, (AMT)	5.000	07/01/26	812,598
700,000	Metropolitan Nashville Airport Authority, Tennessee, Airport Improvement Revenue Bonds, Series 2022B, (AMT)	5.000	07/01/27	725,587
1,030,000	Metropolitan Nashville Airport Authority, Tennessee, Airport Improvement Revenue Bonds, Series 2022B, (AMT)	5.000	07/01/28	1,076,971
10,800,000	Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series 2021A, (Mandatory Put 9/01/28)	4.000	12/01/51	10,847,246
1,640,000	Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series 2022A, (Mandatory Put 12/01/30)	5.500	10/01/53	1,725,101
840,000	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2015-1C	3.850	07/01/32	840,024

142	See Notes To Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	TENNESSEE (continued)
$2,890,000	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2019-1	3.400%	07/01/34	$2,743,631
3,050,000	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2019-2	2.800	07/01/34	2,675,592
610,000	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2020-3A	2.100	07/01/35	481,983
1,835,000	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2021-1	2.050	07/01/36	1,396,814
2,285,000	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2021-2	2.000	07/01/37	1,699,190
3,345,000	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2021-3	2.050	07/01/36	2,543,383
900,000	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2022-2	4.050	07/01/37	888,850
1,665,000	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2024-3C, (Mandatory Put 10/01/25)	3.500	01/01/56	1,665,099
2,130,000	The Tennessee Energy Acquisition Corporation, Gas Project Revenue Bonds, Series 2018, (Mandatory Put 11/01/25)	4.000	11/01/49	2,134,359

	TOTAL TENNESSEE			41,653,605

	TEXAS - 6.8%
1,445,000	Arlington, Texas, Water and Wastewater System Revenue Bonds, Refunding Improvement Series 2024	5.000	06/01/26	1,483,638
1,660,000	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Refunding First Tier Series 2017A	5.000	01/01/26	1,665,566
1,290,000	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Refunding First Tier Series 2017A	5.000	01/01/27	1,299,059
1,920,000	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Refunding First Tier Series 2017A	5.000	01/01/29	1,924,725
2,295,000	Austin, Texas, General Obligation Bonds, Refunding & Public Improvement Series 2023	5.000	09/01/26	2,367,211
2,280,000	Austin, Texas, General Obligation Bonds, Refunding & Public Improvement Series 2023	5.000	09/01/27	2,399,449
1,000,000	Austin, Texas, Water and Wastewater System Revenue Bonds, Refunding Forward Delivery Series 2023	5.000	11/15/26	1,035,373
12,015,000	Board of Regents of the University of Texas System, Revenue Financing System Bonds, Series 2024B	5.000	08/15/29	13,060,604
7,010,000	Board of Regents of the University of Texas System, Revenue Financing System Bonds, Series 2025A	5.000	08/15/28	7,504,742
10,055,000	Central Texas Regional Mobility Authority, Revenue Bonds, Anticipation Notes Subordinate Lien Series 2021C	5.000	01/01/27	10,192,373
6,875,000	Cypress-Fairbanks Independent School District, Harris County, Texas, General Obligation Bonds, Refunding Series 2025	5.000	02/15/29	7,404,611
6,430,000	Dallas Fort Worth International Airport, Texas, Joint Revenue Bonds Refunding Series 2023C, (AMT)	5.000	11/01/26	6,615,915
6,810,000	Dallas Fort Worth International Airport, Texas, Joint Revenue Bonds Refunding Series 2023C, (AMT)	5.000	11/01/27	7,092,763
6,060,000	Dallas, Texas, General Obligation Bonds, Refunding and Improvement Series 2024B	5.000	02/15/27	6,311,636
3,525,000	Fort Bend County, Texas, General Obligation Bonds, Tax Road Series 2024	5.000	03/01/28	3,731,670
9,570,000	Grand Prairie Independent School District, Dallas County, Texas, General Obligation Bonds, Refunding Series 2015	4.000	02/15/32	9,571,813
5,180,000	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Health System, Refunding Series 2020C-3, (Mandatory Put 12/01/26)	5.000	06/01/32	5,333,824
10,085,000	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Health System, Series 2019B-3, (Mandatory Put 12/01/26)	5.000	07/01/49	10,384,482
3,240,000	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Health System, Series 2022B, (Mandatory Put 12/01/28)	5.000	06/01/50	3,432,087

See Notes To Financial Statements	143

Portfolio of Investments March 31, 2025 (continued)

Limited Term

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TEXAS (continued)
$8,275,000		Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Health System, Series 2024C, (Mandatory Put 7/01/29)	5.000%	07/01/54	$8,836,488
2,540,000		Harris County, Texas, Road Revenue Bonds, Refunding, Series 2024A	5.000	09/15/27	2,672,615
2,500,000		Harris County, Texas, Road Revenue Bonds, Refunding, Series 2024A	5.000	09/15/28	2,674,100
1,705,000		Harris County, Texas, Toll Road Revenue Bonds, Refunding First Lien Series 2024A	5.000	08/15/26	1,756,067
2,530,000		Harris County, Texas, Toll Road Revenue Bonds, Refunding First Lien Series 2024A	5.000	08/15/27	2,657,263
5,730,000		Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc. Terminal Improvements Project, Series 2024B, (AMT)	5.250	07/15/33	5,981,901
3,000,000		Houston, Texas, Combined Utility System Revenue Bonds, Combined First Lien Series 2024A	5.000	11/15/26	3,106,603
2,180,000		Houston, Texas, General Obligation Bonds, Public Improvement and Refunding Series 2024B	5.000	03/01/26	2,224,242
8,840,000		Houston, Texas, General Obligation Bonds, Refunding Public Improvement Series 2016A	5.000	03/01/27	8,998,505
3,125,000		Irving Independent School District, Dallas County, Texas, General Obligation Bonds, School Building Series 2023	5.000	02/15/36	3,433,150
3,285,000		Irving Independent School District, Dallas County, Texas, General Obligation Bonds, School Building Series 2023	5.000	02/15/37	3,584,682
5,055,000		Irving, Dallas County, Texas, General Obligation Bonds, Series 2024	5.000	09/15/28	5,408,749
6,055,000		Irving, Dallas County, Texas, General Obligation Bonds, Series 2024	5.000	09/15/29	6,568,864
1,300,000		Lower Colorado River Authority, Texas, Revenue Bonds, Refunding Series 2023A	5.000	05/15/26	1,331,729
7,250,000		Matagorda County Navigation District 1, Texas, Pollution Control Revenue Bonds, Central Power & Light Company Project, Refunding Series 1996, (AMT)	4.250	05/01/30	7,430,463
2,175,000	(b)	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Senior Lien Series 2018, (AMT)	4.625	10/01/31	2,168,742
3,750,000		Mission Economic Development Corporation, Texas, Solid Waste Disposal Revenue Bonds, Waste Management Inc. Project, Series 2023A, (AMT), (Mandatory Put 7/01/27)	4.250	06/01/48	3,758,426
3,570,000		North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier Series 2023A	5.000	01/01/27	3,703,317
3,200,000		North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2017A	5.000	01/01/27	3,248,736
5,000,000		Pasadena Independent School District, Harris County, Texas, General Obligation Bonds, School Building Series 2015A	4.000	02/15/32	5,000,947
8,685,000		Plano Independent School District, Collin County, Texas, General Obligation Bonds, School Building Series 2025	5.000	02/15/28	9,199,284
7,000,000		Red River Education Finance Corporation, Texas, Higher Education Revenue Bonds, Texas Christian University Project, Refunding & Improvement Series 2024	5.000	03/15/35	7,893,760
1,750,000		San Antonio, Texas, Combination Tax and Revenue Certificates of Obligation, Series 2024	5.000	02/01/30	1,908,123
1,750,000		San Antonio, Texas, Combination Tax and Revenue Certificates of Obligation, Taxable Series 2024	5.000	02/01/32	1,946,040
8,955,000		Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Scott & White Healthcare Project, Series 2022E, (Mandatory Put 5/15/26)	5.000	11/15/52	9,118,014
2,475,000		Texas Department of Housing and Community Affairs, Residential Mortgage Revenue Bonds, Series 2019A	3.500	07/01/34	2,372,449
4,830,000		Texas Department of Housing and Community Affairs, Residential Mortgage Revenue Bonds, Series 2024C	4.100	01/01/39	4,770,936
3,405,000		Texas Department of Housing and Community Affairs, Single Family Mortgage Revenue Bonds, Series 2021A	1.850	09/01/36	2,469,601
5,000,000		Texas Municipal Gas Acquisition and Supply Corporation IV, Gas Supply Revenue Bonds, Series 2023A, (Mandatory Put 1/01/30)	5.500	01/01/54	5,301,038

144	See Notes To Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	TEXAS (continued)
$15,000,000	Texas Municipal Gas Acquisition and Supply Corporation IV, Gas Supply Revenue Bonds, Series 2023B, (Mandatory Put 1/01/34)	5.500%	01/01/54	$16,472,183
6,665,000	Texas Municipal Gas Acquisition and Supply Corporation V, Texas, Gas Supply Revenue Bonds, Series 2024, (Mandatory Put 1/01/34)	5.000	01/01/55	7,088,012
2,000,000	Texas Private Activity Bond Surface Transpiration Corporation, Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC Refunding Series 2023, (AMT)	5.000	12/31/33	2,101,101
2,900,000	Texas Private Activity Bond Surface Transpiration Corporation, Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC Refunding Series 2023, (AMT)	5.000	06/30/34	3,045,095
3,025,000	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Refunding Series 2020A	4.000	12/31/30	3,066,496
4,005,000	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Refunding Series 2020A	4.000	06/30/31	4,042,624
5,000,000	Texas State University System, Financing Revenue Bonds, Refunding Series 2024	5.000	03/15/26	5,104,097
3,155,000	Texas State University System, Financing Revenue Bonds, Refunding Series 2024	5.000	03/15/27	3,281,240
7,500,000	Texas State, General Obligation Bonds, Texas Transportation Commission, Mobility Fund Refunding Series 2024	5.000	10/01/31	8,355,585
13,330,000	Texas State, General Obligation Bonds, Transportation Commission Mobility Fund, Refunding Series 2015A	5.000	10/01/32	13,436,804
10,000,000	Texas State, General Obligation Bonds, Transportation Commission Mobility Fund, Refunding Series 2015B	5.000	10/01/36	10,060,335
5,315,000	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Refunding Second Tier Series 2024C	5.000	08/15/31	5,845,111
4,000,000	Texas Transportation Commission, General Obligation Bonds, Highway Improvement Refunding Series 2024	5.000	04/01/26	4,089,747
4,355,000	Texas Transportation Commission, General Obligation Bonds, Highway Improvement Refunding Series 2024	5.000	04/01/28	4,627,405

	TOTAL TEXAS			322,952,210

	UTAH - 0.6%
2,750,000	Intermountain Power Agency, Utah, Power Supply Revenue Bonds, Series 2022A	5.000	07/01/27	2,859,623
1,100,000	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2023A, (AMT)	5.000	07/01/26	1,121,904
1,200,000	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2023A, (AMT)	5.000	07/01/27	1,241,225
1,100,000	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2023A, (AMT)	5.000	07/01/28	1,150,163
1,635,000	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2023A, (AMT)	5.000	07/01/29	1,726,425
1,470,000	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2023A, (AMT)	5.000	07/01/30	1,565,634
5,115,000	Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc., Series 2020B-2, (Mandatory Put 8/01/26)	5.000	05/15/60	5,199,980
3,605,000	Utah Housing Corporation, Single Family Mortgage Bonds, Series 2024E	4.050	07/01/39	3,519,382
700,000	Utah Telecommunication Open Infrastructure Agency, Utah, Revenue Bonds, Refunding Sales Tax and Telecommunication Series 2022	5.000	06/01/26	714,900
1,500,000	Utah Transit Authority, Sales Tax Revenue Bonds, Refunding Series 2024	5.000	06/15/30	1,648,546
1,125,000	Utah Transit Authority, Sales Tax Revenue Bonds, Refunding Series 2024	5.000	06/15/31	1,251,294
1,375,000	Utah Transit Authority, Sales Tax Revenue Bonds, Refunding Series 2024	5.000	06/15/32	1,542,498
3,190,000	Utah Transit Authority, Sales Tax Revenue Bonds, Refunding Subordinate Series 2024	5.000	06/15/30	3,497,834

	TOTAL UTAH			27,039,408

See Notes To Financial Statements	145

Portfolio of Investments March 31, 2025 (continued)

Limited Term

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	VERMONT - 0.1%
$1,155,000	Vermont Housing Finance Agency, Multiple Purpose Bonds, Series 2021A	2.200%	11/01/36	$895,348
2,875,000	Vermont Housing Finance Agency, Multiple Purpose Bonds, Social Series 2024C	4.125	11/01/39	2,833,969

	TOTAL VERMONT			3,729,317

	VIRGINIA - 1.2%
2,700,000	Alexandria Redevelopment and Housing Authority, Virginia, Multifamily Housing Revenue Bonds, 431 S Columbus St Block 4, Series 2024A, (Mandatory Put 12/01/25)	3.400	12/01/54	2,702,368
4,525,000	Charles City County Industrial Development Authority, Virginia, Solid Waste Disposal Facility Revenue Bonds, Waste Management, Inc., Series 2002, (AMT)	1.450	04/01/27	4,278,594
1,500,000	Halifax County Industrial Development Authority, Virginia, Recovery Zone Facility Revenue Bonds, Virginia Electric & Power Company Project, Series 2010A, (Mandatory Put 5/28/27)	3.800	12/01/41	1,516,515
5,265,000	Hampton Roads Transportation Accountability Commission, Virginia, Revenue Bonds, Hampton Roads Transportation Fund, Intermediate Lien Bond Anticipation Notes Series 2023A	5.000	07/01/27	5,518,161
7,530,000	Loudoun County, Virginia, General Obligation Bonds, Public Improvement Series 2019A	5.000	12/01/26	7,814,589
5,350,000	Loudoun County, Virginia, General Obligation Bonds, Public Improvement Series 2023A	5.000	12/01/35	5,962,959
1,800,000	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2023E-3	4.000	10/01/39	1,726,908
2,720,000	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2023E-4	4.100	07/01/40	2,650,289
1,300,000	Virginia Housing Development Authority, Rental Housing Bonds, Series 2024H	3.625	06/01/29	1,295,053
25,095,000	Wise County Industrial Development Authority, Virginia, Solid Waste and Sewage Disposal Revenue Bonds, Virginia Electric and Power Company, Series 2009A, (Mandatory Put 9/02/25)	0.750	10/01/40	24,671,303

	TOTAL VIRGINIA			58,136,739

	WASHINGTON - 1.3%
3,730,000	Port of Seattle, Washington, Revenue Bonds, Refunding First Lien Series 2016B, (AMT)	5.000	10/01/28	3,791,482
6,500,000	Port of Seattle, Washington, Revenue Bonds, Refunding Intermediate Lien Series 2024B, (AMT)	5.000	07/01/27	6,751,928
3,750,000	Port of Seattle, Washington, Revenue Bonds, Refunding Intermediate Lien Series 2024B, (AMT)	5.000	07/01/28	3,945,761
4,275,000	Port of Seattle, Washington, Revenue Bonds, Refunding Intermediate Lien Series 2024B, (AMT)	5.000	07/01/31	4,605,687
3,410,000	Washington Health Care Facilities Authority, Revenue Bonds, CommonSpirit Health, Series 2019B-2, (Mandatory Put 8/01/25)	5.000	08/01/49	3,416,014
6,145,000	Washington Health Care Facilities Authority, Revenue Bonds, MultiCare Health System, Series 2015B	5.000	08/15/27	6,179,705
1,625,000	Washington Health Care Facilities Authority, Revenue Bonds, Providence Saint Joseph Health, Series 2018B	5.000	10/01/25	1,641,386
2,910,000	Washington Health Care Facilities Authority, Revenue Bonds, Providence Saint Joseph Health, Series 2018B	5.000	10/01/26	2,999,032
3,055,000	Washington Health Care Facilities Authority, Revenue Bonds, Providence Saint Joseph Health, Series 2018B	5.000	10/01/27	3,181,176
2,360,000	Washington Health Care Facilities Authority, Revenue Bonds, Providence Saint Joseph Health, Series 2018B	5.000	10/01/28	2,489,858
3,755,000	Washington State Housing Finance Commission, Single Family Program Bonds, Series 2021-1N	2.000	12/01/36	2,798,183
1,500,000	Washington State Housing Finance Commission, Single Family Program Bonds, Series 2021-2N	2.250	12/01/36	1,168,894
3,654,326	Washington State Housing Finance Commission, Social Municipal Certificates Multifamily Revenue Bonds, Series 2021-1 Class A	3.500	12/20/35	3,360,947
8,430,000	Washington State, General Obligation Bonds, Refunding Motor Vehicle Fuel Tax, Series R-2020D	5.000	07/01/26	8,668,948

146	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		WASHINGTON (continued)
$5,000,000		Washington State, General Obligation Bonds, Various Purpose Refunding Series 2025B	5.000%	07/01/29	$5,417,017

		TOTAL WASHINGTON			60,416,018

		WEST VIRGINIA - 0.8%
2,500,000		West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company - Amos Project, Refunidng Series 2015A, (Mandatory Put 6/15/28)	3.375	03/01/40	2,480,922
7,095,000		West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company - Amos Project, Series 2010, (Mandatory Put 12/15/25)	0.625	12/01/38	6,937,840
6,875,000		West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company - Amos Project, Series 2011A, (AMT), (Mandatory Put 9/01/25)	1.000	01/01/41	6,776,063
10,055,000		West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company - Amos Project, Seriess 2009A, (Mandatory Put 6/01/25)	3.750	12/01/42	10,060,136
1,000,000	(b)	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Core Natural Resources, INC Project, AMT Series 2025, (AMT), (Mandatory Put 3/27/35)	5.450	01/01/55	1,024,343
9,335,000		West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Wheeling Power Company -Mitchell Project, Refunding Series 2013A, (AMT), (Mandatory Put 6/18/27)	3.000	06/01/37	9,145,150
2,120,000		West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Charleston Area Medical Center, Series 2014A	5.000	09/01/27	2,122,327
1,000,000		West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Charleston Area Medical Center, Series 2014A	5.000	09/01/28	1,001,012

		TOTAL WEST VIRGINIA			39,547,793

		WISCONSIN - 2.5%
1,385,000		Dodge County, Wisconsin, General Obligation Bonds, Refunding Series 2022A	3.000	03/01/26	1,383,643
2,460,000		Madison Metropolitan School District, Dane County, Wisconsin, General Obligation Bonds, School Building & Facility Improvement Series 2023	4.000	03/01/36	2,483,831
6,435,000		Madison, Wisconsin, General Obligation Bonds, Promissory Notes Series 2023A	5.000	10/01/26	6,652,984
9,750,000		Madison, Wisconsin, Industrial Development Revenue Refunding Bonds, Madison Gas and Electric Company Projects, Series 2020A	3.750	10/01/27	9,848,356
3,665,000		Milwaukee Area Technical College District, Wisconsin, General Obligation Promissory Notes, Series 2023-24C	5.000	06/01/26	3,760,439
10,030,000		Public Finance Authority of Wisconsin, Pollution Control Revenue Bonds, Duke Energy Progress Project, Refunding Series 2022A-2, (Mandatory Put 10/01/26)	3.300	10/01/46	10,032,786
12,310,000		Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Refunding Series 2016A-3, (Mandatory Put 6/01/26)	1.100	07/01/29	11,900,206
4,000,000		Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Refunding Series 2016A-4, (Mandatory Put 6/01/26)	1.100	04/01/33	3,861,130
2,250,000		Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds, Celanese Project, Refunding Series 2016C	4.050	11/01/30	2,224,725
5,000,000		Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds, Celanese Project, Refunding Series 2016C	4.300	11/01/30	4,968,554
7,065,000		University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds, Sustainability Series 2002B, (Mandatory Put 10/01/31)	5.000	04/01/54	7,688,421
3,830,000		Waushara County, Wisconsin Note Anticipation Notes, Series 2022A	4.500	06/01/27	3,837,123
4,015,000		Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Advocate Aurora Health Credit Group, Series 2018C-1, (Mandatory Put 7/29/26)	5.000	08/15/54	4,101,340

See Notes To Financial Statements	147

Portfolio of Investments March 31, 2025 (continued)

Limited Term

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	WISCONSIN (continued)
$5,000,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Marshfield Clinic Health System, Inc., Series 2020B-2, (Mandatory Put 2/15/27)	5.000%	02/15/51	$5,091,467
1,770,000	Wisconsin Housing and Ecconomic Development Authority, Home Ownership Revenue Bonds, Series 2019C	2.200	03/01/31	1,571,253
1,785,000	Wisconsin Housing and Ecconomic Development Authority, Home Ownership Revenue Bonds, Series 2019C	2.200	09/01/31	1,566,897
4,950,000	Wisconsin Housing and Ecconomic Development Authority, Home Ownership Revenue Bonds, Series 2019C	2.500	09/01/34	4,212,550
2,960,000	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series 2023B, (Mandatory Put 11/01/26)	3.750	05/01/54	2,961,146
1,745,000	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series 2023E, (Mandatory Put 5/01/27)	3.875	11/01/54	1,751,243
6,000,000	Wisconsin State, General Obligation Bonds, Refunding Forward Delivery Series 2025-2	5.000	05/01/27	6,278,393
2,205,000	Wisconsin State, General Obligation Bonds, Refunding Series 2024-2	5.000	05/01/27	2,307,309
9,750,000	Wisconsin State, General Obligation Bonds, Refunding Series 2024-2	5.000	05/01/28	10,400,615
10,000,000	Wisconsin State, General Obligation Bonds, Refunding Series 2025-3	5.000	05/01/30	10,998,061

	TOTAL WISCONSIN			119,882,472

	WYOMING - 0.6%
20,555,000	Sweetwater County, Wyoming, Pollution Control Revenue Refunding Bonds, Idaho Power Company Project, Series 2006	1.700	07/15/26	19,955,997
2,510,000	Wyoming Community Development Authority, Housing Revenue Bonds, 2019 Series 3	2.450	12/01/34	2,111,061
1,310,000	Wyoming Community Development Authority, Housing Revenue Bonds, 2020 Series 1	2.625	12/01/35	1,092,436
2,575,000	Wyoming Community Development Authority, Housing Revenue Bonds, 2020 Series 2	2.100	12/01/35	1,990,677
5,375,000	Wyoming Community Development Authority, Housing Revenue Bonds, 2021 Series 3	2.000	12/01/36	4,005,389

	TOTAL WYOMING			29,155,560

	TOTAL MUNICIPAL BONDS (Cost $4,740,483,723)			4,609,537,260

	TOTAL LONG-TERM INVESTMENTS (Cost $4,740,483,723)			4,609,537,260

	BORROWINGS - (0.7)% (f)			(35,013,850)

	OTHER ASSETS & LIABILITIES, NET - 3.1%			150,368,694

	NET ASSETS - 100%			$4,724,892,104

AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
PIK

Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.

(a)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $105,874,712 or 2.3% of Total Investments.

(c)	When-issued or delayed delivery security.
(d)	Step-up coupon bond, a bond with a coupon that increases (“steps up”), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(e)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(f)	Borrowings as a percentage of Total Investments is 0.8%.

148	See Notes To Financial Statements

Portfolio of Investments March 31, 2025

Short Term

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	LONG-TERM INVESTMENTS - 99.3%
	MUNICIPAL BONDS - 99.3%
	ALABAMA - 5.3%
$4,170,000	Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds, Project 4 Series 2019A-1, (Mandatory Put 12/01/25)	4.000%	12/01/49	$4,183,246
2,000,000	Black Belt Energy Gas District, Alabama, Gas Project Revenue Bonds, Prepay BP PLC, Series 2024D	5.000	11/01/27	2,064,001
1,000,000	Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds, Series 2023 Sub B-1	5.000	06/01/27	1,031,282
1,600,000	Energy Southeast Cooperative District, Alabama, Energy Supply Revenue Bonds, Fixed Rate Series 2023B-1	5.500	11/01/27	1,672,747
1,000,000	Jefferson County, Alabama, Sewer Revenue Warrants, Series 2024	5.000	10/01/27	1,042,396
2,965,000	Lower Alabama Gas District, Alabama, Goldman Sachs Gas Project 2 Revenue Bonds, Series 2020A, (Mandatory Put 12/01/25)	4.000	12/01/50	2,971,835
1,795,000	Mobile Industrial Development Board, Alabama, Pollution Control Revenue Refunding Bonds, Alabama Power Company Barry Plan, Series 2007A, (Mandatory Put 6/26/25)	1.000	06/01/34	1,783,791
1,500,000	Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue Bonds, Project 1, Refunding Series 2024A	5.000	04/01/28	1,560,894
1,500,000	Southeast Energy Authority, Alabama, A Cooperative District Energy Supply Revenue Bonds Series 2024A	5.000	11/01/27	1,532,772
1,270,000	Southeast Energy Authority, Alabama, Commodity Supply Revenue Bonds, Project 3, Fixed Rate Series 2022A-1	5.000	12/01/26	1,298,155
1,000,000	Southeast Energy Authority, Alabama, Commodity Supply Revenue Bonds, Project 4, Series 2022B-1	5.000	08/01/25	1,004,821
1,580,000	Southeast Energy Authority, Alabama, Revenue Bonds, Cooperative District Energy Supply Series 2025B	5.000	01/01/28	1,623,001

	TOTAL ALABAMA			21,768,941

	ALASKA - 0.7%
815,000	Alaska Housing Finance Corporation, Collateralized Mortgage Bonds, Veterans Mortgage Program, 2024 First Series	3.250	12/01/27	815,160
1,000,000	Alaska Housing Finance Corporation, General Obligation Bonds, State Capital Project II, Series 2024A	5.000	12/01/27	1,050,295
1,000,000	Alaska State, General Obligation Bonds, Refunding Series 2024B	5.000	08/01/27	1,050,451

	TOTAL ALASKA			2,915,906

	ARIZONA - 3.4%
650,000	Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2007, (AMT), (Mandatory Put 6/15/28)	4.100	12/01/37	650,984
530,000	Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2019, (AMT), (Mandatory Put 6/01/29)	4.000	06/01/49	528,131
2,395,000	Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2022-2, (AMT), (Mandatory Put 9/01/27)	5.000	09/01/52	2,453,986
1,000,000	Coconino County, Arizona, Pollution Control Revenue Bonds, Nevada Power Company Project, Refunding Series 2017B, (Mandatory Put 3/31/26)	3.750	03/01/39	999,606
630,000	Kyrene Elementary School District 28, Maricopa County, Arizona, School Improvement Bonds, Project 2017, Series 2023D	5.000	07/01/26	647,308
505,000	Kyrene Elementary School District 28, Maricopa County, Arizona, School Improvement Bonds, Project 2017, Series 2023D	5.000	07/01/27	529,621
310,000	Kyrene Elementary School District 28, Maricopa County, Arizona, School Improvement Bonds, Project 2017, Series 2023D	5.000	07/01/28	331,117
7,550,000	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Series 2019D, (Mandatory Put 5/15/26)	5.000	01/01/46	7,705,650

	TOTAL ARIZONA			13,846,403

See Notes To Financial Statements	149

Portfolio of Investments March 31, 2025 (continued)

Short Term

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		CALIFORNIA - 3.8%
$1,000,000		California Community Choice Financing Authority, Clean Energy Project Revenue Bonds, Green Series 2023E-1	5.000%	09/01/27	$1,037,413
1,750,000		California Community Choice Financing Authority, Clean Energy Project Revenue Bonds, Green Series 2024B	5.000	12/01/27	1,805,331
1,550,000		California Municipal Finance Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc. Project, Series 2022A, (AMT), (Mandatory Put 10/01/25)	4.125	10/01/41	1,551,246
2,000,000		Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Refunding Subordinate Green Series 2025A, (AMT)	5.000	05/15/29	2,106,918
2,000,000		Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2016B, (AMT)	5.000	05/15/27	2,033,873
1,000,000		Los Angeles, California, General Obligation Bonds, Tax & Revenue Anticipation Notes, Series 2024	5.000	06/26/25	1,004,514
1,160,000		San Diego County Regional Airport Authority, California, Airport Revenue Bonds, Refunding Subordinate Series 2020C, (AMT)	5.000	07/01/25	1,165,455
2,000,000		San Diego County Regional Airport Authority, California, Airport Revenue Bonds, Subordinate Series 2021B, (AMT)	5.000	07/01/26	2,049,225
2,735,000		San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Refunding Second Series 2019H, (AMT)	5.000	05/01/25	2,739,213

		TOTAL CALIFORNIA			15,493,188

		COLORADO - 7.6%
655,000	(a)	Broadway Park North Metropolitan District 2, Denver, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2020	3.375	12/01/26	640,315
100,000		Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Aspen View Academy Project, Series 2021	4.000	05/01/26	99,659
620,000	(b)	Colorado Health Facilities Authority, Colorado, Revenue Bonds, AdventHealth Obligated Group, Series 2019B, (Pre-refunded 11/19/26)	5.000	11/15/49	638,772
1,760,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist Health, Sunbelt Obligated Group, Series 2016C, (Mandatory Put 11/15/26)	5.000	11/15/36	1,813,479
500,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-2	5.000	08/01/26	512,971
2,265,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019B-2, (Mandatory Put 8/01/26)	5.000	08/01/49	2,299,648
13,820,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, Intermountain Healthcare, Series 2022A, (Mandatory Put 8/17/26)	5.000	05/15/62	14,156,253
2,300,000		Colorado Housing and Finance Authority, Multi Family Project Bonds, Class I Series 2025C-2	3.350	07/01/28	2,300,520
2,000,000		Denver City and County, Colorado, Airport System Revenue Bonds, Series 2022D, (AMT)	5.000	11/15/25	2,022,338
3,500,000		Denver City and County, Colorado, Airport System Revenue Bonds, Series 2022D, (AMT)	5.250	11/15/26	3,607,737
2,055,000		Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2018A, (AMT)	5.000	12/01/27	2,135,864
290,000		Gold Hill Mesa Metropolitan District 2, Colorado Springs, El Paso County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Refunding & Improvement Series 2022A - BAM Insured	5.000	12/01/26	298,755
100,000		Prairiestar Metropolitan District 2, Larimer County, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2021A - BAM Insured	5.000	12/01/25	101,266
510,000		Ravenna Metropolitan District, Douglas County, Colorado, General Obligation Bonds, Refunding Limited Tax Series 2023 - AGM Insured	5.000	12/01/27	529,804

		TOTAL COLORADO			31,157,381

150	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		CONNECTICUT - 1.6%
$630,000		Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Social Series 2025A-1	3.200%	05/15/28	$631,637
650,000		Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Social Series 2025A-1	3.200	11/15/28	651,492
550,000		Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Social Series 2025B-2, (Mandatory Put 5/15/28)	3.300	05/15/60	548,691
1,175,000		Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes, Refunding Forward Delivery Series 2021C	5.000	01/01/27	1,221,539
3,340,000		University of Connecticut, General Obligation Bonds, Refunding Series 2023A	5.000	08/15/27	3,507,221

		TOTAL CONNECTICUT			6,560,580

		DELAWARE -0.3%
225,000		Delaware State Housing Authority, Senior Single Family Mortgage Revenue Bonds, Series 2025A	3.250	07/01/27	225,144
205,000		Delaware State Housing Authority, Senior Single Family Mortgage Revenue Bonds, Series 2025A	3.300	01/01/28	205,295
590,000		Delaware State Housing Authority, Senior Single Family Mortgage Revenue Bonds, Series 2025A	3.350	07/01/28	590,675
430,000		Delaware State Housing Authority, Senior Single Family Mortgage Revenue Bonds, Series 2025A	3.400	01/01/29	431,009

		TOTAL DELAWARE			1,452,123

		DISTRICT OF COLUMBIA - 2.2%
6,005,000		Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding Series 2017, (AMT)	5.000	10/01/26	6,162,004
1,700,000		Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding Series 2022A, (AMT)	5.000	10/01/25	1,714,945
1,000,000		Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding Series 2023A, (AMT)	5.000	10/01/25	1,008,791

		TOTAL DISTRICT OF COLUMBIA			8,885,740

		FLORIDA - 2.8%
3,000,000		Broward County School Board, Florida, Certificates of Participation, Series 2015A	5.000	07/01/25	3,015,169
1,700,000	(a)	Florida Development Finance Corporation, Revenue Bonds, Brightline Florida Passenger Rail Expansion Project, Series 2025A, (AMT), (Mandatory Put 8/13/25)	8.250	07/01/57	1,765,438
1,035,000		Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Bonds, Series 2019A, (AMT)	5.000	10/01/25	1,044,921
500,000		Miami, Florida, Special Obligation Non-Ad Valorem Revenue Bonds, New Administrative Building Series 2023A	5.000	03/01/27	521,335
2,600,000		Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding Series 2022A, (AMT)	5.000	10/01/26	2,666,057
2,510,000		Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Advent Health Obligated Group, Series 2021C, (Mandatory Put 11/15/26)	5.000	11/15/52	2,586,268

		TOTAL FLORIDA			11,599,188

		GEORGIA - 2.0%
1,345,000		Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series 2023G, (AMT)	5.000	07/01/25	1,351,088
2,045,000		Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series 2021A, (Mandatory Put 9/01/27)	4.000	07/01/52	2,062,322
1,000,000		Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series 2023A	5.000	06/01/26	1,017,022
1,000,000		Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series 2023A	5.000	06/01/27	1,027,700
1,000,000		Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series 2023D	5.000	12/01/26	1,023,962
250,000		Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series 2025A	5.000	12/01/26	256,481
500,000		Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series 2025A	5.000	12/01/27	519,287

See Notes To Financial Statements	151

Portfolio of Investments March 31, 2025 (continued)

Short Term

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		GEORGIA (continued)
$755,000		Wayne County School District, Georgia, General Obligation Sales Tax Bonds, Series 2023	5.250%	09/01/27	$797,849

		TOTAL GEORGIA			8,055,711

		HAWAII - 0.5%
2,080,000		Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific Health Obligated Group, Series 2023C	5.000	07/01/28	2,197,134

		TOTAL HAWAII			2,197,134

		ILLINOIS - 7.9%
425,000		Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2019A	0.000	12/01/25	414,111
4,000,000		Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Refunding Senior Lien Series 2024C	5.000	01/01/27	4,114,094
1,000,000		Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Second Lien Series 2016A	5.000	01/01/26	1,015,046
3,000,000		Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Senior Lien Series 2023C	5.000	01/01/27	3,070,143
545,000		Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Senior Lien Series 2024A	5.000	01/01/26	553,200
1,165,000		Cook County School District 78 Rosemont, Illinois, General Obligation Bonds, Series 2020 - AGM Insured	5.000	12/01/26	1,197,873
815,000		Cook County, Illinois, General Obligation Bonds, Refunding Series 2021A	5.000	11/15/25	824,103
1,000,000		Illinois Development Finance Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc. Project, Series 2019, (Mandatory Put 11/03/25)	4.250	11/01/44	1,002,847
400,000		Illinois Finance Authority, Health Services Facility Lease Revenue Bonds, Provident Group - UIC Surgery Center, LLC - University of Illinois Health Services Facility Project, Series 2020	5.000	10/01/25	402,605
1,185,000		Illinois Finance Authority, Revenue Bonds, University of Chicago Medicine, Series 2022B-1, (Mandatory Put 8/15/25)	5.000	08/15/52	1,187,147
4,365,000		Illinois State, General Obligation Bonds, May Refunding Series 2023D	5.000	07/01/25	4,385,485
310,000		Illinois State, General Obligation Bonds, November Series 2017D	5.000	11/01/25	313,369
85,000		Illinois State, General Obligation Bonds, November Series 2017D	3.250	11/01/26	84,930
2,820,000		Illinois State, General Obligation Bonds, November Series 2017D	5.000	11/01/26	2,900,206
850,000		Illinois State, General Obligation Bonds, November Series 2017D	5.000	11/01/27	886,311
25,000		Illinois State, General Obligation Bonds, November Series 2017D	5.000	11/01/28	25,982
2,000,000		Illinois State, General Obligation Bonds, Refunding October Series 2024	5.000	02/01/26	2,031,105
1,000,000		Illinois State, Sales Tax Revenue Bonds, Build Illinois, Refunding Junior Obligation March Series 2025A	5.000	06/15/28	1,054,355
1,000,000		Illinois State, Sales Tax Revenue Bonds, Build Illinois, Refunding Junior Obligation March Series 2025A	5.000	06/15/29	1,067,229
2,280,000		Illinois State, Sales Tax Revenue Bonds, Build Illinois, Refunding Junior Obligation September Series 2021C	5.000	06/15/27	2,367,992
500,000		University of Illinois, Health Services Facilities System Revenue Bonds, Refunding Series 2023	5.000	10/01/27	520,407
525,000		University of Illinois, Health Services Facilities System Revenue Bonds, Refunding Series 2023	5.000	10/01/28	551,937
1,010,000	(b)	Will County Community Unit School District 201-U Crete-Monee, Illinois, General Obligation Bonds, Capital Appreciation Series 2005 - NPFG Insured, (ETM)	0.000	11/01/25	990,769
1,085,000		Will County School District 86, Joliet, Illinois, General Obligation Bonds, School Series 2023 - BAM Insured	5.000	03/01/26	1,104,643
700,000		Will County School District 86, Joliet, Illinois, General Obligation Bonds, School Series 2023 - BAM Insured	5.000	03/01/28	734,432

		TOTAL ILLINOIS			32,800,321

152	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		INDIANA - 1.2%
$500,000		Avon Community School Building Corporation, Hendricks County, Indiana, First Mortgage Bonds, Ad Valorem Property Tax Series 2023	5.000%	07/15/26	$513,126
500,000		Avon Community School Building Corporation, Hendricks County, Indiana, First Mortgage Bonds, Ad Valorem Property Tax Series 2023	5.000	07/15/27	522,054
505,000		Avon Community School Building Corporation, Hendricks County, Indiana, First Mortgage Bonds, Ad Valorem Property Tax Series 2023	5.000	01/15/28	531,324
1,400,000		Crown Point Multi-School Building Corporation, Indiana, First Mortgage Bonds, Crown Point Community School Corporation, Series 2021	5.000	01/15/26	1,423,412
700,000		Indiana Finance Authority, Hospital Revenue Bonds, Marion General Hospital Project, Series 2021A	5.000	07/01/26	713,421
400,000		Mount Vernon of Hancock County Multi-School Building Corporation, Indiana, First Mortgage Bonds, Series 2022	5.000	01/15/27	413,625
1,000,000		Mount Vernon, Indiana, Environmental Improvement Revenue Bonds, Southern Indiana Gas and Electric Company Project, Series 2015, (AMT), (Mandatory Put 9/01/28)	4.250	09/01/55	1,004,867

		TOTAL INDIANA			5,121,829

		IOWA - 0.0%
115,000		Iowa Finance Authority Senior Living Facilities Revenue Bonds, Sunrise Retirement Community Project, Refunding Series 2021	4.000	09/01/25	114,170

		TOTAL IOWA			114,170

		KANSAS - 0.4%
650,000		Manhattan, Kansas, General Obligation Bonds, Temporary Notes, Series 2024-02 - BAM Insured	5.000	06/15/28	662,853
1,055,000		Wyandotte County-Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Improvement Series 2016A	5.000	09/01/26	1,062,403

		TOTAL KANSAS			1,725,256

		KENTUCKY - 2.1%
740,000		Kentucky Asset/Liability Commission, General Fund Revenue Project Notes, Federal Highway Trust Fund, First Refunding Series 2024A	5.000	09/01/26	762,658
560,000		Kentucky State Property and Buildings Commission, Revenue Bonds, Project 128, Series 2023A	5.000	11/01/27	589,931
1,055,000		Kentucky State Property and Buildings Commission, Revenue Bonds, Project 130, Series 2024B	5.000	11/01/25	1,067,618
455,000	(c)	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 132, Refunding Series 2025B	5.000	04/01/30	495,363
1,000,000		Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Refunding Series 2024B	5.000	08/01/28	1,039,150
3,500,000		Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2019C-1, (Mandatory Put 2/01/28)	4.000	02/01/50	3,512,815
1,000,000		Trimble County, Kentucky, Environmental Facilities Revenue Bonds, Kentucky Utilities Company Project Series 2023A, (AMT), (Mandatory Put 6/01/27)	4.700	06/01/54	1,009,006

		TOTAL KENTUCKY			8,476,541

		LOUISIANA - 2.2%
3,300,000		Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Insurance Assessment Revenue Bonds, Louisiana Insurance Guaranty Association Project, Series 2022B	5.000	08/15/25	3,322,813
3,250,000		Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Insurance Assessment Revenue Bonds, Louisiana Insurance Guaranty Association Project, Series 2022B	5.000	08/15/26	3,335,383
1,480,000		Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation Project, Refunding Series 2017A-1, (Mandatory Put 7/01/26)	4.050	06/01/37	1,490,554

See Notes To Financial Statements	153

Portfolio of Investments March 31, 2025 (continued)

Short Term

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	LOUISIANA (continued)
$1,035,000	Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation Project, Refunding Series 2017C, (Mandatory Put 7/03/28)	3.300%	06/01/37	$1,027,746

	TOTAL LOUISIANA			9,176,496

	MARYLAND - 0.2%
1,000,000	Baltimore County, Maryland, General Obligation Bonds, Consolidated Public Improvement, Series 2024	5.000	02/01/27	1,041,058

	TOTAL MARYLAND			1,041,058

	MASSACHUSETTS - 3.0%
225,000	Massachusetts Development Finance Agency, Revenue Bonds, Williams College, Series 2011N, (Mandatory Put 7/01/25)	0.450	07/01/41	222,945
880,000	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue L, Senior Series 2020B, (AMT)	5.000	07/01/25	884,028
1,850,000	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue M Senior Series 2022B, (AMT)	5.000	07/01/25	1,858,420
1,950,000	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue M, Senior Series 2021B, (AMT)	5.000	07/01/27	2,005,044
1,075,000	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue M, Taxable Senior Series 2021B, (AMT)	5.000	07/01/25	1,079,893
500,000	Massachusetts Housing Finance Agency, Housing Bonds, Sustainability Green Series 2023A-3	3.050	12/01/27	496,287
750,000	Massachusetts Housing Finance Agency, Multifamily Housing Bonds, Green Sustainability Series 2024B3	3.400	12/01/27	749,447
5,000,000	Massachusetts Port Authority, Revenue Bonds, Series 2019A, (AMT)	5.000	07/01/26	5,104,498

	TOTAL MASSACHUSETTS			12,400,562

	MICHIGAN - 1.4%
1,000,000	Michigan Finance Authority, State Aid Revenue Notes, Series 2024A-1	5.000	07/21/25	1,005,753
635,000	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2024A	3.700	04/01/30	636,303
1,000,000	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2015-I	5.000	04/15/30	1,007,796
3,020,000	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Consumers Energy Company Project, Series 2019, (AMT), (Mandatory Put 10/01/27)	3.350	10/01/49	2,994,422

	TOTAL MICHIGAN			5,644,274

	MINNESOTA - 5.3%
145,000	Apple Valley, Minnesota Senior Housing Revenue Bonds, PHS Apple Valley Senior Housing, Inc. ? Orchard Path Phase II Project, Series 2021	4.000	09/01/25	144,781
690,000	Becker Independent School District 726, Minnesota, General Obligation Bonds, School Building Series 2022A	0.000	02/01/26	670,550
1,130,000	Eastern Carver County Independent School District 112, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2025A	5.000	02/01/28	1,196,710
1,100,000	Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes International Language Academy, Series 2019A	4.375	08/01/29	1,099,386
460,000	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua Academy Project, Series 2013A	6.000	07/01/33	460,432
610,000	Minneapolis, Minnesota, Health Care System Revenue Bonds, Allina Health System, Series 2023A, (Mandatory Put 11/15/28)	5.000	11/15/52	641,662
1,315,000	Minneapolis-Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care System Revenue Bonds, Allina Health System, Refunding Series 2017A	5.000	11/15/25	1,329,362
1,530,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Senior Lien Series 2016A	5.000	01/01/26	1,555,080
2,015,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2019B, (AMT)	5.000	01/01/26	2,044,264
5,000,000	Minnesota Municipal Gas Agency, Commodity Supply Revenue Bonds, Series 2022A, (Mandatory Put 12/01/27)	4.000	12/01/52	5,046,464

154	See Notes To Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	MINNESOTA (continued)
$1,240,000	Minnesota State, General Obligation Bonds, Various Purpose Series 2020A	5.000%	08/01/25	$1,249,423
750,000	Moorhead, Minnesota, General Obligation Bonds, Improvement Series 2022A	5.000	02/01/26	763,713
250,000	Mountain Lake, Minnesota, General Obligation Bonds, Series 2021A	2.000	12/15/25	247,344
425,000	New London Economic Development Authority, Minnesota, Lease Revenue Bonds, SWWC Service Cooperative Lease With Option to Purchase Project, Public Series 2023	5.000	02/01/26	429,712
500,000	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Refunding Series 2016	5.000	01/01/26	507,299
2,015,000	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System, Series 2016A	5.000	05/01/27	2,065,526
170,000	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Nova Classical Academy, Refunding Series 2021A	2.000	09/01/26	164,385
175,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Fairview Health Services, Series 2017A	5.000	11/15/27	181,249
300,000	Shakopee Independent School District 720, Scott County, Minnesota, Certificates of Participation, Series 2021B	4.000	02/01/26	301,601
1,225,000	Southern Minnesota Municipal Power Agency, Power Supply System Revenue Bonds, Series 1994A - NPFG Insured	0.000	01/01/26	1,192,736
400,000	Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone Senior Living Community, Refunding Series 2019	3.000	08/01/25	398,437

	TOTAL MINNESOTA			21,690,116

	MISSISSIPPI - 0.8%
1,015,000	Mississippi Development Bank, Special Obligation Bonds, Mississippi Highway Refunding Project, Refunding Series 2024A	5.000	01/01/28	1,069,155
1,410,000	Mississippi Development Bank, Special Obligation Bonds, Municipal Energy Agency of Mississippi, Power Supply Project, Refunding Series 2015A - AGM Insured	5.000	03/01/28	1,429,275
1,000,000	Warren County, Mississippi, Environmental Improvement Revenue Bonds, International Paper Company Project, Refunding Series 2020B, (AMT), (Mandatory Put 6/16/25)	1.600	08/01/27	994,787

	TOTAL MISSISSIPPI			3,493,217

	MISSOURI - 2.7%
1,000,000	Kansas City Planned Industrial Expansion Authority, Missouri, Multifamily Housing Revenue Bonds, The Depot on Old Santa Fe Series 2023, (Mandatory Put 7/01/27)	5.000	07/01/45	1,029,895
125,000	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Refunding Series 1998A	2.900	09/01/33	111,407
1,000,000	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Series 1998B	2.900	09/01/33	891,257
2,500,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC Health System, Series 2021B, (Mandatory Put 5/01/26)	4.000	05/01/51	2,526,340
250,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lake Regional Health System, Series 2021	5.000	02/15/26	251,715
285,000	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, First Place Home Ownership Loan Program Series 2024E	3.200	11/01/26	284,984
500,000	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, First Place Home Ownership Loan Program Series 2024E	3.250	05/01/27	500,254
300,000	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, First Place Home Ownership Loan Program Series 2024E	3.300	11/01/27	300,299
500,000	Missouri Joint Municipal Electric Utility Commission, Power Supply System Revenue Bonds, Gree Bonds, MoPEP Facilities, Series 2022	5.000	12/01/26	516,908

See Notes To Financial Statements	155

Portfolio of Investments March 31, 2025 (continued)

Short Term

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MISSOURI (continued)
$630,000		Saint Louis County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Ranken-Jordan Project, Refunding & Improvement Series 2016	5.000%	11/15/26	$632,058
1,120,000		Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Refunding Series 2022, (AMT)	5.000	07/01/25	1,125,211
1,170,000		Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Refunding Series 2022, (AMT)	5.000	07/01/26	1,195,175
1,630,000		Springfield, Missouri, Special Obligation Bonds, Refunding Series 2017B, (AMT)	5.000	07/01/26	1,659,648

		TOTAL MISSOURI			11,025,151

		MONTANA - 0.2%
365,000	(c)	Montana Board of Housing, Single Family Mortgage Bonds, Series 2025A	3.200	06/01/29	364,245
370,000	(c)	Montana Board of Housing, Single Family Mortgage Bonds, Series 2025A	3.250	12/01/29	368,938

		TOTAL MONTANA			733,183

		NEBRASKA - 1.0%
175,000		Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Children’s Hospital Obligated Group, Refunding Series 2020A	5.000	11/15/25	176,857
2,710,000		Metropolitan Utilities District of Omaha, Nebraska, Gas System Revenue Bonds, Series 2023	5.000	12/01/26	2,809,273
1,155,000		Sarpy County School District 037 Gretna Public Schools, Nebraska, General Obligation Bonds, Series 2022B	5.000	12/15/27	1,169,574

		TOTAL NEBRASKA			4,155,704

		NEVADA - 0.4%
1,335,000		Clark County School District, Nevada, General Obligation Bonds, Limited Tax Building Series 2018B - AGM Insured	5.000	06/15/27	1,397,414
365,000		Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 816 Summerlin Village 22, Series 2021	2.000	06/01/25	363,576

		TOTAL NEVADA			1,760,990

		NEW HAMPSHIRE - 0.4%
1,105,000		New Hampshire Health and Education Facilities Authority, Revenue Bonds, Dartmouth College, Series 2015B, (Mandatory Put 8/03/27)	3.300	06/01/40	1,108,335
500,000		New Hampshire Housing Finance Authority, Multi-Family Housing Revenue Bonds, Series 2024-2	3.150	07/01/27	498,890

		TOTAL NEW HAMPSHIRE			1,607,225

		NEW JERSEY - 1.5%
1,175,000		Cherry Hill Township School District, Camden County, New Jersey, General Obligation Bonds, Series 2022	3.000	08/01/25	1,174,983
500,000		New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American Water Company Inc. Project, Refunding Series 2020B, (AMT), (Mandatory Put 6/01/28)	3.750	11/01/34	498,194
600,000		New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds, Refunding Senior Series 2022A, (AMT)	5.000	12/01/25	605,806
1,275,000		New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds, Refunding Series 2023A, (AMT)	5.000	12/01/26	1,304,720
2,500,000		New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2021A	5.000	06/15/26	2,557,672

		TOTAL NEW JERSEY			6,141,375

		NEW MEXICO - 1.1%
3,510,000		New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare Services, Series 2019B, (Mandatory Put 8/01/25)	5.000	08/01/49	3,528,798
1,000,000	(b)	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Bonds, Refunding & Aquisition Sub-Series 2019A, (Pre- refunded 5/01/25), (Mandatory Put 5/01/25)	5.000	11/01/39	1,001,362

		TOTAL NEW MEXICO			4,530,160

156	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		NEW YORK - 3.5%
$2,625,000		New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2021 Subseries F-1	5.000%	11/01/27	$2,768,657
1,000,000		New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2025 Subseries Series A-1	5.000	11/01/27	1,054,727
1,285,000		New York City, New York, General Obligation Bonds, Fiscal 2023 Series 1	5.000	08/01/25	1,294,636
1,875,000		New York City, New York, General Obligation Bonds, Fiscal 2023 Series 1	5.000	08/01/26	1,929,107
1,370,000		New York City, New York, General Obligation Bonds, Fiscal 2025 Series A	5.000	08/01/27	1,437,532
1,000,000		New York State Power Authority, Green Transmission Project Revenue Bonds, Green Series 2023A - AGM Insured	5.000	11/15/27	1,061,476
2,895,000		Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Forty Second Series 2023, (AMT)	5.000	12/01/26	2,972,418
2,000,000		Rochester, New York, General Obligation Bonds, Bond Anticipation Notes Series 2024-III	5.000	07/31/25	2,013,333

		TOTAL NEW YORK			14,531,886

		NORTH CAROLINA - 1.5%
1,235,000		North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement Series 55C, (Mandatory Put 1/15/26)	3.200	07/01/56	1,234,197
2,000,000		North Carolina Medical Care Commission, Hospital Revenue Bonds, CaroMont Health A/K/A Gaston Health, Series 2021A, (Mandatory Put 2/01/26)	5.000	02/01/51	2,029,270
1,355,000		North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Refunding Senior Lien Series 2017 - AGM Insured	5.000	01/01/26	1,375,691
1,700,000		North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Refunding Senior Lien Series 2017 - AGM Insured	5.000	01/01/27	1,760,236

		TOTAL NORTH CAROLINA			6,399,394

		NORTH DAKOTA - 0.5%
350,000		Cass County Joint Water Reserve District, North Dakota, Temporary Improvement Special Assessment Bonds, Refunding Series 2024A	3.450	04/01/27	349,925
215,000		Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2021	5.000	12/01/25	215,922
450,000		Horace, Cass County, North Dakota, General Obligation Bonds, Refunding Improvement Series 2024C	5.000	05/01/26	457,502
475,000		Horace, Cass County, North Dakota, General Obligation Bonds, Refunding Improvement Series 2024C	5.000	05/01/27	488,992
480,000		Horace, Cass County, North Dakota, General Obligation Bonds, Refunding Improvement Series 2024C	5.000	05/01/28	497,824

		TOTAL NORTH DAKOTA			2,010,165

		OHIO - 1.6%
1,440,000		Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Revenue Bonds, Children’s Hospital Medical Center, Refunding Series 2022A	5.000	11/15/25	1,455,549
1,000,000		Cleveland, Ohio, Airport System Revenue Bonds, Series 2018A, (AMT)	5.000	01/01/27	1,025,092
260,000		Cleveland-Cuyahoga County Port Authroity, Ohio, Cultural Facility Revenue Bonds, The Cleveland Museum of Natural History Project, Series 2021	5.000	07/01/26	265,916
1,165,000	(a)	Jefferson County Port Authority, Ohio, Economic Development Revenue Bonds, JSW Steel USA Ohio, Inc. Project, Series 2023, (AMT), (Mandatory Put 12/01/28)	5.000	12/01/53	1,182,441
1,430,000		Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2014C, (AMT)	3.650	12/01/27	1,427,860
1,110,000		Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Dayton Power & Light Company Project, Refunding Collateralized Series 2015A, (AMT), (Mandatory Put 6/01/27)	4.250	11/01/40	1,119,874

		TOTAL OHIO			6,476,732

See Notes To Financial Statements	157

Portfolio of Investments March 31, 2025 (continued)

Short Term

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		OKLAHOMA - 1.4%
$3,530,000		Canadian County Independent School District 69, Mustang, Oklahoma, General Obligation Bond, Combined Purpose Series 2023	4.000%	06/01/25	$3,535,208
1,465,000		Cleveland County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Norman Public Schools Project, Series 2023C	5.000	06/01/28	1,546,253
605,000		Payne County Economic Development Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Stillwater Public Schools Project, Series 2024 - BAM Insured	5.000	09/01/26	620,719

		TOTAL OKLAHOMA			5,702,180

		OREGON - 1.6%
300,000		Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services, Refunding Series 2016A	5.000	10/01/25	301,805
1,005,000		Salem-Keizer School District 24J, Marion and Polk Counties, Oregon, General Obligation Bonds, Series 2009B	0.000	06/15/27	935,465
5,070,000		Washington Multnomah & Yamhill Counties School District 1J Hillsboro, Oregon, General Obligation Bonds, Series 2017	5.000	06/15/26	5,206,903

		TOTAL OREGON			6,444,173

		PENNSYLVANIA - 1.5%
1,600,000		Allegheny County Airport Authority, Pennsylvania, Airport Revenue Bonds, Pittsburgh International Airport, Series 2021A, (AMT)	5.000	01/01/26	1,623,237
500,000	(d)	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Project, Series 2013, (AMT), (Mandatory Put 5/01/25)	3.700	08/01/45	499,939
525,000		Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2022B	5.000	12/01/25	532,586
2,000,000		Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series 2017B, (AMT)	5.000	07/01/25	2,009,103
1,365,000		University of Pittsburgh of the Commonwealth System of Higher Education, Pennsylvania, Pitt Asset Notes, Series 2023	5.000	02/15/29	1,468,564

		TOTAL PENNSYLVANIA			6,133,429

		PUERTO RICO - 1.9%
1,240,000	(b)	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Hospital Revenue Bonds, Hospital de la Concepcion, Series 2017A, (Pre- refunded 11/15/26)	3.550	11/15/30	1,247,230
377,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	0.000	07/01/27	345,877
155,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	0.000	07/01/29	131,321
17,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	0.000	07/01/31	13,331
1,213,637		Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1	5.375	07/01/25	1,219,086
3,987,000		Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1	5.625	07/01/27	4,129,479
614,000		Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1	5.625	07/01/29	658,079

		TOTAL PUERTO RICO			7,744,403

		SOUTH DAKOTA - 0.1%
410,000		South Dakota Housing Development Authority, Homeownership Mortgage Revenue Bonds, Series 2024C	3.300	11/01/29	408,416

		TOTAL SOUTH DAKOTA			408,416

158	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TENNESSEE - 0.6%
$100,000		Chattanooga Health, Educational and Housing Facility Board, Tennessee, Revenue Bonds, CommonSpirit Health, Series 2019A-1	5.000%	08/01/28	$105,910
1,000,000		Metropolitan Government of Nashville and Davidson County Sports Authority, Tennessee, Revenue Bonds, Stadium Project, Subordinate Senior Series 2023A - AGM Insured	5.000	07/01/28	1,060,763
260,000		Metropolitan Nashville Airport Authority, Tennessee, Airport Improvement Revenue Bonds, Series 2022B, (AMT)	5.000	07/01/26	265,755
885,000		Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue Bonds, Improvement Series 2015B, (AMT)	5.000	07/01/26	888,917

		TOTAL TENNESSEE			2,321,345

		TEXAS - 12.7%
1,000,000		Austin, Texas, Airport System Revenue Bonds, Series 2019B, (AMT)	5.000	11/15/25	1,011,478
1,250,000		Austin, Texas, Airport System Revenue Bonds, Series 2019B, (AMT)	5.000	11/15/27	1,299,408
645,000		Bexar County Hospital District, Texas, Certificates of Obligation, Series 2023	5.000	02/15/26	656,644
400,000		Bexar County Hospital District, Texas, Certificates of Obligation, Series 2023	5.000	02/15/27	414,974
4,715,000		Board of Regents of the University of Texas System, Revenue Financing System Bonds, Series 2025A	5.000	08/15/28	5,047,769
500,000		Brazos Higher Education Authority Inc., Texas, Student Loan Program Revenue Bonds, Senior Series 2020-1A, (AMT)	5.000	04/01/25	500,000
5,945,000	(b)	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A, (Pre-refunded 7/01/25)	5.000	01/01/45	5,976,862
555,000		Chapel Hill Independent School District, Smith County, Texas, General Obligation Bonds, School Building Series 2023	5.000	02/15/26	565,309
1,250,000		Cypress-Fairbanks Independent School District, Harris County, Texas, General Obligation Bonds, Refunding Series 2025	5.000	02/15/29	1,346,293
1,165,000		Dallas, Texas, General Obligation Bonds, Refunding and Improvement Series 2024B	5.000	02/15/27	1,213,376
1,515,000		Dickinson Independent School District, Galveston County, Texas, General Obligation Bonds, Refunding Series 2023A	5.000	02/15/27	1,578,191
1,350,000		Fort Bend County, Texas, General Obligation Bonds, Tax Road Series 2024	5.000	03/01/27	1,405,546
500,000		Grand Prairie, Texas, Combination Tax and Revenue Certificates of Obligation, Series 2024	5.000	02/15/27	519,553
500,000		Grand Prairie, Texas, Combination Tax and Revenue Certificates of Obligation, Series 2024	5.000	02/15/28	528,898
2,045,000		Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Health System, Series 2019A	5.000	12/01/25	2,072,239
5,675,000		Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Health System, Series 2019B-3, (Mandatory Put 12/01/26)	5.000	07/01/49	5,843,524
560,000		Harris County, Texas, Road Revenue Bonds, Refunding, Series 2024A	5.000	09/15/27	589,238
3,630,000		Houston, Texas, Airport System Revenue Bonds, Refunding & Subordinate Lien Series 2018C, (AMT)	5.000	07/01/26	3,708,107
1,075,000		Houston, Texas, General Obligation Bonds, Refunding Public Improvement Series 2016A	5.000	03/01/27	1,094,275
850,000		Hunt Memorial Hospital District, Hunt County, Texas, General Obligation Bonds, Refunding & Improvment Series 2020	5.000	02/15/26	860,786
1,000,000		Irving, Dallas County, Texas, General Obligation Bonds, Series 2024	5.000	09/15/28	1,069,980
400,000		Lake Houston Redevelopment Authority, Texas, Tax Increment Contract Revenue Bonds, Series 2021	5.000	09/01/25	401,488
1,210,000		McKinney Independent School District, Collin County, Texas, General Obligation Bonds, Refunding & School Building Series 2021	5.000	02/15/27	1,260,695
2,235,000		Midlothian Independent School District, Ellis County, Texas, General Obligation Bonds, School Building Series 2020	5.000	02/15/26	2,277,290

See Notes To Financial Statements	159

Portfolio of Investments March 31, 2025 (continued)

Short Term

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TEXAS (continued)
$500,000	(d)	Mission Economic Development Corporation, Texas, Solid Waste Disposal Revenue Bonds, Republic Services Inc. Project, Adjustable Rate Series 2020A, (AMT), (Mandatory Put 6/02/25)	3.750%	05/01/46	$499,899
1,250,000		Mission Economic Development Corporation, Texas, Solid Waste Disposal Revenue Bonds, Waste Management Inc. Project, Series 2023A, (AMT), (Mandatory Put 7/01/27)	4.250	06/01/48	1,252,809
1,905,000		North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier Series 2023A	5.000	01/01/27	1,976,140
1,330,000		Plano Independent School District, Collin County, Texas, General Obligation Bonds, School Building Series 2025	5.000	02/15/28	1,408,756
315,000	(a)	Port Beaumont Navigation District, Jefferson County, Texas, Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project, Series 2021A, (AMT)	1.875	01/01/26	309,480
1,000,000		San Antonio, Texas, General Obligation Bonds, Tax Notes Series 2024	5.000	02/01/27	1,041,059
555,000		Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Scott & White Healthcare Project, Series 2022E, (Mandatory Put 5/15/26)	5.000	11/15/52	565,103
1,055,000		Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Refunding Second Tier Series 2024C	5.000	08/15/31	1,160,224
2,850,000	(b)	Ysleta Independent School District, El Paso County, Texas, General Obligation Bonds, Series 2016, (Pre-refunded 8/15/25)	5.000	08/15/32	2,872,298

		TOTAL TEXAS			52,327,691

		UTAH - 0.2%
750,000		Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2023A, (AMT)	5.000	07/01/25	753,243

		TOTAL UTAH			753,243

		VIRGIN ISLANDS - 0.6%
1,000,000		Matching Fund Special Purpose Securitization Corporation, Virgin Islands, Revenue Bonds, Series 2022A	5.000	10/01/25	1,006,958
1,645,000		Matching Fund Special Purpose Securitization Corporation, Virgin Islands, Revenue Bonds, Series 2022A	5.000	10/01/26	1,678,192

		TOTAL VIRGIN ISLANDS			2,685,150

		VIRGINIA - 1.4%
3,205,000		Hampton Roads Transportation Accountability Commission, Virginia, Revenue Bonds, Hampton Roads Transportation Fund, Intermediate Lien Bond Anticipation Notes Series 2023A	5.000	07/01/27	3,359,108
1,500,000		Virginia Housing Development Authority, Rental Housing Bonds, Series 2024H	3.600	12/01/28	1,495,591
500,000		Virginia Housing Development Authority, Rental Housing Bonds, Series 2025A	3.250	09/01/29	496,630
500,000		Virginia Small Business Financing Authority, Environmental Facilities Revenue Bonds (Pure Salmon Virginia LLC Project), Escrow Refinancing Series 2022, (AMT), (Mandatory Put 11/20/25)	4.000	11/01/52	500,176

		TOTAL VIRGINIA			5,851,505

		WASHINGTON - 4.3%
2,525,000		Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2015C, (AMT)	5.000	04/01/26	2,527,320
2,030,000		Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2017C, (AMT)	5.000	05/01/25	2,032,765
1,550,000		Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2018A, (AMT)	5.000	05/01/27	1,605,957
5,440,000		Washington Health Care Facilities Authority, Revenue Bonds, CommonSpirit Health, Series 2019B-3, (Mandatory Put 8/01/26)	5.000	08/01/49	5,523,215
760,000		Washington Health Care Facilities Authority, Revenue Bonds, Providence Saint Joseph Health, Series 2018B	5.000	10/01/25	767,663
5,000,000		Washington State, General Obligation Bonds, Various Purpose Refunding Series 2025B	5.000	07/01/28	5,340,605

		TOTAL WASHINGTON			17,797,525

160	See Notes To Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	WEST VIRGINIA - 0.2%
$400,000	West Virginia Housing Development Fund, Housing Finance Revenue Bonds, Social Series 2024D	5.000%	11/01/27	$420,665
500,000	West Virginia Housing Development Fund, Housing Finance Revenue Bonds, Social Series 2024D	5.000	11/01/28	533,574

	TOTAL WEST VIRGINIA			954,239

	WISCONSIN - 3.6%
625,000	Kenosha, Wisconsin, General Obligation Promissory Notes Series 2020A	2.000	05/01/25	624,109
1,250,000	Kenosha, Wisconsin, General Obligation Promissory Notes Series 2021B	1.000	10/01/25	1,230,926
400,000	Public Finance Authority of Wisconsin, Health Care Facilities Revenue Bonds, Blue Ridge HealthCare, Refunding Series 2020A	5.000	01/01/26	404,528
300,000	Public Finance Authority of Wisconsin, Hospital Revenue Bonds, Carson Valley Medical Center, Series 2021A	3.000	12/01/26	288,223
325,000	Public Finance Authority of Wisconsin, Hospital Revenue Bonds, Renown Regional Medical Center Project, Series 2020A	5.000	06/01/26	330,197
1,970,000	Public Finance Authority of Wisconsin, Pollution Control Revenue Bonds, Duke Energy Progress Project, Refunding Series 2022A-2, (Mandatory Put 10/01/26)	3.300	10/01/46	1,970,547
600,000	Racine Unified School District, Racine County, Wisconsin, General Obligation Bonds, Refunding Series 2021	2.000	04/01/25	600,000
1,300,000	Racine, Racine County, Wisconsin, General Obligation Bonds, Promissory Notes Series 2025	4.500	03/15/27	1,316,003
1,000,000	University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds, Sustainability Series 2024A	5.000	04/01/27	1,041,289
1,360,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc., Series 2012	5.000	06/01/27	1,363,952
435,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, PHW Muskego, Inc. Project, Series 2021	5.000	10/01/25	436,120
455,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, PHW Muskego, Inc. Project, Series 2021	5.000	10/01/26	458,225
250,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Agnesian HealthCare, Inc., Series 2017	5.000	07/01/26	255,225
2,070,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Froedtert Health, Inc. Obligated Group, Series 2017A	5.000	04/01/25	2,070,000
460,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, PHM / New Richmond Senior Housing, Inc., Refunding Series 2021	2.250	07/01/26	443,826
350,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Saint John’s Communities Inc., Refunding Series 2021B	4.000	09/15/25	349,411
1,755,000	Wisconsin State, General Obligation Bonds, Refunding Series 2024-2	5.000	05/01/28	1,872,111

	TOTAL WISCONSIN			15,054,692

	WYOMING - 0.1%
500,000	Consolidated Wyoming Municipalities Electric Power System Joint Powers Board, Wyoming, Electric Facilities Improvement Lease Revenue Bonds, Gillette Electrical System Project, Refunding Series 2022	5.000	06/01/26	511,511

	TOTAL WYOMING			511,511

	TOTAL MUNICIPAL BONDS (Cost $408,484,176)			409,677,602

	TOTAL LONG-TERM INVESTMENTS (Cost $408,484,176)			409,677,602

See Notes To Financial Statements	161

Portfolio of Investments March 31, 2025 (continued)

Short Term

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SHORT-TERM INVESTMENTS - 0.1%
		MUNICIPAL BONDS - 0.1%
		NEW YORK - 0.1%
$500,000	(e)	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2014 Adjustable Rate Series AA-2	3.550%	06/15/50	$500,000

		TOTAL NEW YORK			500,000

		TOTAL MUNICIPAL BONDS (Cost $500,000)			500,000

		TOTAL SHORT-TERM INVESTMENTS (Cost $500,000)			500,000

		TOTAL INVESTMENTS - 99.4% (Cost $408,984,176)			410,177,602

		OTHER ASSETS & LIABILITIES, NET - 0.6%			2,291,564

		NET ASSETS - 100%			$412,469,166

AMT	Alternative Minimum Tax
ETM	Escrowed to maturity

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $3,897,674 or 1.0% of Total Investments.

(b)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(c)	When-issued or delayed delivery security.
(d)	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(e)

Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

162	See Notes To Financial Statements

Statement of Assets and Liabilities

March 31, 2025	All-American	Intermediate Duration	Limited Term	Short Term
ASSETS
Long-term investments, at value†	$3,901,263,161	$7,492,161,337	$4,609,537,260	$409,677,602
Affiliated investments, at value++	17,376,590	1,861,777	–	–
Short-term investments, at value◇	76,275,000	7,350,000	–	500,000
Cash
Receivables:	18,621,310	2,917,842	–	253,356
Interest	52,527,527	88,517,021	53,994,501	5,331,562
Investments sold	42,348,205	34,274,866	9,629,292	504,219
Reimbursement from Adviser	3,983	386	–	26,525
Shares sold	1,803,898	5,495,365	2,209,554	280,128
Sale of Vistra Vision interest#(1)	26,465,822	98,084,942	103,528,301	815,152
Other	377,434	503,873	364,385	72,759

Total assets	4,137,062,930	7,731,167,409	4,779,263,293	417,461,303
LIABILITIES
Borrowings	–	–	35,013,850	–
Floating rate obligations	178,160,000	–	–	–
Payables:
Management fees	1,349,150	2,512,178	1,411,267	138,082
Dividends	2,125,583	4,556,492	2,101,813	189,397
Interest	1,391,865	23,469	39,382	1,457
Investments purchased - regular settlement	5,876,468	1,077,335	–	2,114,317
Investments purchased - when-issued/delayed-delivery settlement	31,625,763	40,496,870	4,974,003	1,232,947
Shares redeemed	8,086,860	16,078,944	6,794,685	1,136,723
Vistra Vision sale transactions costs(1)	624,441	2,314,239	2,442,671	19,233
Accrued expenses:
Custodian fees	204,449	282,684	233,354	29,209
Directors/Trustees fees	300,067	447,561	319,694	32,471
Professional fees	20,652	32,185	23,654	7,653
Shareholder reporting expenses	83,991	124,187	145,271	21,187
Shareholder servicing agent fees	346,063	680,523	719,525	33,408
12b-1 distribution and service fees	403,527	147,868	152,020	36,053

Total liabilities	230,598,879	68,774,535	54,371,189	4,992,137
Commitments and contingencies(2)
Net assets	$3,906,464,051	$7,662,392,874	$4,724,892,104	$412,469,166
NET ASSETS CONSIST OF:
Paid-in capital	$4,971,624,657	$8,152,135,105	$4,933,090,321	$428,373,230

Total distributable earnings (loss)	(1,065,160,606)	(489,742,231)	(208,198,217)	(15,904,064)
Net assets	$3,906,464,051	$7,662,392,874	$4,724,892,104	$412,469,166

† Long-term investments, cost	$3,905,293,117	$7,827,973,183	$4,740,483,723	$408,484,176
++ Affiliated investments, cost	$17,677,750	$1,893,750	$–	$-
◇ Short-term investments, cost	$76,275,000	$7,350,000	$–	$500,000
# Net of discount of	$1,917,846	$7,107,725	$7,502,178	$59,070

(1)	Refer to Note 4 of the Notes to Financial Statements for more information.
(2)	As disclosed in Notes to Financial Statements.

See Notes to Financial Statements

163

Statement of Assets and Liabilities (continued)

	All-American	Intermediate Duration	Limited Term	Short Term

CLASS A:

Net assets	$1,836,003,319	$719,633,430	$790,405,679	$185,521,101

Shares outstanding	184,247,598	82,416,742	72,763,799	18,856,372

Net asset value (“NAV”) per share	$9.96	$8.73	$10.86	$9.84

Maximum sales charge	4.20%	3.00%	2.50%	2.50%

Offering price per share (NAV per share plus maximum sales charge)	$10.40	$9.00	$11.14	$10.09

CLASS C:

Net assets	$101,989,756	$27,984,814	$18,998,203	$5,272,817

Shares outstanding	10,236,622	3,203,512	1,756,705	537,970

NAV and offering price per share	$9.96	$8.74	$10.81	$9.80

CLASS R6:

Net assets	$131,342,110	$–	$–	$–

Shares outstanding	13,115,533	–	–	–

NAV and offering price per share	$10.01	$–	$–	$–

CLASS I:

Net assets	$1,837,128,866	$6,914,774,630	$3,915,488,222	$221,675,248

Shares outstanding	183,582,857	789,425,982	362,005,926	22,496,530

NAV and offering price per share	$10.01	$8.76	$10.82	$9.85

Authorized shares – per class	Unlimited	Unlimited	Unlimited	2 billion

Par value per share	$0.01	$0.01	$0.01	$0.0001

See Notes to Financial Statements

164

Statement of Operations

Year Ended March 31, 2025	All-American	Intermediate Duration	Limited Term	Short Term

INVESTMENT INCOME
Dividends	$205,878	$763,003	$805,347	$6,341
Dividends from affiliated investments	26,700	–	–	–
Interest	201,260,205	278,066,722	156,589,085	14,689,731
Total investment income	201,492,783	278,829,725	157,394,432	14,696,072

EXPENSES
Management fees	16,753,404	29,279,118	17,688,420	1,700,078
12b-1 service fees - Class A	3,936,844	1,493,969	1,720,657	370,101
12b-1 distribution and service fees - Class C	1,196,506	310,939	244,509	65,194
Shareholder servicing agent fees - Class A	707,376	269,171	496,750	62,503
Shareholder servicing agent fees - Class C	43,743	11,220	14,092	2,242
Shareholder servicing agent fees - Class R6	6,653	–	–	–
Shareholder servicing agent fees - Class I	704,040	2,466,406	2,438,628	81,607
Interest expense	6,853,732	389,336	433,467	124,354
Directors/Trustees fees	160,968	293,242	196,275	15,804
Custodian expenses, net	146,633	207,093	204,203	-
Registration fees	189,878	192,542	134,552	81,123
Professional fees	160,595	181,737	140,436	56,167
Shareholder reporting expenses	102,537	150,192	173,318	47,800
Other	72,079	113,797	103,245	13,432

Total expenses before fee waiver/expense reimbursement	31,034,988	35,358,762	23,988,552	2,620,405
Fee waiver/expense reimbursement	–	–	–	(334,842)
Net expenses	31,034,988	35,358,762	23,988,552	2,285,563

Net investment income (loss)	170,457,795	243,470,963	133,405,880	12,410,509

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments	14,063,844	96,690,623	114,264,389	589,338
Swap contracts	(12,697,298)	(47,047,762)	(49,666,044)	–
Net realized gain (loss)	1,366,546	49,642,861	64,598,345	589,338

Change in unrealized appreciation (depreciation) on:
Investments	(98,207,547)	(157,884,974)	(99,978,823)	1,462,162
Affiliated investments	(301,160)	(31,973)	–	–
Net change in unrealized appreciation (depreciation)	(98,508,707)	(157,916,947)	(99,978,823)	1,462,162

Net realized and unrealized gain (loss)	(97,142,161)	(108,274,086)	(35,380,478)	2,051,500

Net increase (decrease) in net assets from operations	$73,315,634	$135,196,877	$98,025,402	$14,462,009

See Notes to Financial Statements

165

Statement of Changes in Net Assets

	All-American		Intermediate Duration
	Year Ended 3/31/25	Year Ended 3/31/24	Year Ended 3/31/25	Year Ended 3/31/24
OPERATIONS
Net investment income (loss)	$170,457,795	$175,376,105	$243,470,963	$227,129,030
Net realized gain (loss)	1,366,546	(91,835,604)	49,642,861	(17,799,446)
Net change in unrealized appreciation (depreciation)	(98,508,707)	103,471,917	(157,916,947)	61,108,367

Net increase (decrease) in net assets from operations	73,315,634	187,012,418	135,196,877	270,437,951

DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A	(76,635,222)	(77,478,579)	(22,409,276)	(21,426,253)
Class C	(3,714,821)	(4,596,286)	(678,338)	(735,396)
Class R6	(5,490,382)	(5,378,353)	–	–
Class I	(80,835,437)	(83,046,460)	(219,001,552)	(196,958,818)

Total distributions	(166,675,862)	(170,499,678)	(242,089,166)	(219,120,467)

FUND SHARE TRANSACTIONS
Subscriptions	797,338,410	1,162,622,143	1,992,487,176	2,877,479,354
Reinvestments of distributions	140,824,897	141,848,650	187,632,826	163,284,231
Redemptions	(1,288,486,105)	(1,769,907,578)	(1,825,307,273)	(3,679,304,446)

Net increase (decrease) from Fund share transactions	(350,322,798)	(465,436,785)	354,812,729	(638,540,861)
Net increase (decrease) in net assets	(443,683,026)	(448,924,045)	247,920,440	(587,223,377)
Net assets at the beginning of period	4,350,147,077	4,799,071,122	7,414,472,434	8,001,695,811

Net assets at the end of period	$3,906,464,051	$4,350,147,077	$7,662,392,874	$7,414,472,434

See Notes to Financial Statements

166

	Limited Term		Short Term
	Year Ended 3/31/25	Year Ended 3/31/24	Year Ended 3/31/25	Year Ended 3/31/24
OPERATIONS
Net investment income (loss)	$133,405,880	$134,298,404	$12,410,509	$13,409,402
Net realized gain (loss)	64,598,345	6,938,785	589,338	(8,047,661)
Net change in unrealized appreciation (depreciation)	(99,978,823)	15,989,795	1,462,162	6,990,375

Net increase (decrease) in net assets from operations	98,025,402	157,226,984	14,462,009	12,352,116

DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A	(21,888,542)	(21,407,552)	(5,217,884)	(5,270,277)
Class C	(429,893)	(510,719)	(129,875)	(140,698)
Class I	(116,835,869)	(107,973,321)	(7,152,465)	(7,561,502)

Total distributions	(139,154,304)	(129,891,592)	(12,500,224)	(12,972,477)

FUND SHARE TRANSACTIONS
Subscriptions	1,109,047,713	1,184,973,189	148,665,351	160,557,673
Reinvestments of distributions	112,696,325	100,480,056	10,056,647	9,763,888
Redemptions	(1,685,090,763)	(2,850,663,025)	(244,382,912)	(372,508,339)

Net increase (decrease) from Fund share transactions	(463,346,725)	(1,565,209,780)	(85,660,914)	(202,186,778)
Net increase (decrease) in net assets	(504,475,627)	(1,537,874,388)	(83,699,129)	(202,807,139)
Net assets at the beginning of period	5,229,367,731	6,767,242,119	496,168,295	698,975,434

Net assets at the end of period	$4,724,892,104	$5,229,367,731	$412,469,166	$496,168,295

See Notes to Financial Statements

167

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (NII) (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From NII	From Net Realized Gains	Total	Net Asset Value, End of Period
All-American
Class A
3/31/25	$10.20	$0.41	$(0.25)	$0.16	$(0.40)	$–	$(0.40)	$9.96
3/31/24	10.13	0.38	0.06	0.44	(0.37)	–	(0.37)	10.20
3/31/23	11.08	0.36	(0.97)	(0.61)	(0.34)	–	(0.34)	10.13
3/31/22	12.09	0.34	(1.01)	(0.67)	(0.34)	–	(0.34)	11.08
3/31/21	11.49	0.35	0.62	0.97	(0.37)	–	(0.37)	12.09
Class C
3/31/25	10.20	0.32	(0.24)	0.08	(0.32)	–	(0.32)	9.96
3/31/24	10.13	0.30	0.06	0.36	(0.29)	–	(0.29)	10.20
3/31/23	11.08	0.28	(0.98)	(0.70)	(0.25)	–	(0.25)	10.13
3/31/22	12.09	0.24	(1.01)	(0.77)	(0.24)	–	(0.24)	11.08
3/31/21	11.48	0.26	0.62	0.88	(0.27)	–	(0.27)	12.09
Class R6
3/31/25	10.25	0.43	(0.24)	0.19	(0.43)	–	(0.43)	10.01
3/31/24	10.18	0.41	0.06	0.47	(0.40)	–	(0.40)	10.25
3/31/23	11.14	0.38	(0.98)	(0.60)	(0.36)	–	(0.36)	10.18
3/31/22	12.16	0.37	(1.02)	(0.65)	(0.37)	–	(0.37)	11.14
3/31/21	11.55	0.38	0.62	1.00	(0.39)	–	(0.39)	12.16
Class I
3/31/25	10.24	0.43	(0.24)	0.19	(0.42)	–	(0.42)	10.01
3/31/24	10.18	0.40	0.05	0.45	(0.39)	–	(0.39)	10.24
3/31/23	11.13	0.38	(0.97)	(0.59)	(0.36)	–	(0.36)	10.18
3/31/22	12.14	0.37	(1.02)	(0.65)	(0.36)	–	(0.36)	11.13
3/31/21	11.54	0.38	0.61	0.99	(0.39)	–	(0.39)	12.14

(a)	Based on average shares outstanding.
(b)	Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)

The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.

168

	Ratio/Supplemental Data
		Ratios to Average Net Assets
	Net
	Assets,	Expenses	Expenses		Portfolio
Total	End of	Including	Excluding	NII	Turnover
Return(b)	Period (000)	Interest(c)	Interest	(Loss)	Rate

1.53%	$1,836,003	0.82%	0.66%	3.99%	33%
4.47	2,057,942	0.76	0.67	3.81	59
(5.48)	2,207,643	0.82	0.66	3.50	47
(5.76)	3,012,154	0.70	0.64	2.80	27
8.51	3,154,428	0.69	0.66	2.98	19

0.74	101,990	1.62	1.46	3.19	33
3.68	138,312	1.56	1.47	3.00	59
(6.26)	184,011	1.62	1.46	2.70	47
(6.54)	265,767	1.50	1.44	2.00	27
7.73	293,333	1.49	1.46	2.18	19

1.82	131,342	0.59	0.43	4.23	33
4.71	137,329	0.53	0.44	4.04	59
(5.30)	142,935	0.58	0.42	3.74	47
(5.58)	159,516	0.47	0.41	3.04	27
8.79	114,355	0.45	0.42	3.19	19

1.86	1,837,129	0.62	0.46	4.20	33
4.60	2,016,564	0.56	0.47	4.00	59
(5.23)	2,264,482	0.62	0.46	3.69	47
(5.55)	4,249,974	0.50	0.44	3.00	27
8.69	4,281,209	0.49	0.45	3.17	19

See Notes to Financial Statements

169

Financial Highlights (continued)

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (NII) (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From NII	From Net Realized Gains	Total	Net Asset Value, End of Period
Intermediate Duration
Class A
3/31/25	$8.85	$0.27	$(0.12)	$0.15	$(0.27)	$–	$(0.27)	$8.73
3/31/24	8.77	0.25	0.07	0.32	(0.24)	–	(0.24)	8.85
3/31/23	9.05	0.21	(0.29)	(0.08)	(0.20)	–	(0.20)	8.77
3/31/22	9.57	0.18	(0.52)	(0.34)	(0.18)	–	(0.18)	9.05
3/31/21	9.26	0.20	0.33	0.53	(0.22)	–	(0.22)	9.57
Class C
3/31/25	8.85	0.20	(0.12)	0.08	(0.19)	–	(0.19)	8.74
3/31/24	8.77	0.18	0.07	0.25	(0.17)	–	(0.17)	8.85
3/31/23	9.06	0.14	(0.30)	(0.16)	(0.13)	–	(0.13)	8.77
3/31/22	9.57	0.10	(0.51)	(0.41)	(0.10)	–	(0.10)	9.06
3/31/21	9.26	0.13	0.32	0.45	(0.14)	–	(0.14)	9.57
Class I
3/31/25	8.88	0.29	(0.13)	0.16	(0.28)	–	(0.28)	8.76
3/31/24	8.80	0.26	0.08	0.34	(0.26)	–	(0.26)	8.88
3/31/23	9.08	0.23	(0.30)	(0.07)	(0.21)	–	(0.21)	8.80
3/31/22	9.60	0.20	(0.52)	(0.32)	(0.20)	–	(0.20)	9.08
3/31/21	9.29	0.22	0.33	0.55	(0.24)	–	(0.24)	9.60

(a)	Based on average shares outstanding.
(b)	Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)

The Fund has a contractual fee waiver/expense reimbursement agreement with the Adviser, but did not receive a fee waiver/expense reimbursement during the periods presented herein. See Notes to Financial Statements for more information.

(d)

The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.

170

	Ratio/Supplemental Data
		Ratios to Average Net Assets
	Net
	Assets,	Expenses	Expenses		Portfolio
Total	End of	Including	Excluding	NII	Turnover
Return(b)	Period (000)	Interest(c),(d)	Interest(c)	(Loss)(c)	Rate

1.65%	$719,633	0.64%	0.63%	3.01%	27%
3.70	765,602	0.65	0.65	2.82	24
(0.90)	845,566	0.65	0.64	2.38	21
(3.66)	940,178	0.63	0.63	1.87	26
5.79	967,315	0.64	0.64	2.12	18

0.94	27,985	1.45	1.44	2.21	27
2.86	34,831	1.45	1.45	2.02	24
(1.80)	43,566	1.45	1.44	1.58	21
(4.34)	55,713	1.43	1.43	1.07	26
4.93	65,566	1.44	1.44	1.33	18

1.85	6,914,775	0.44	0.43	3.21	27
3.90	6,614,040	0.45	0.45	3.02	24
(0.67)	7,112,564	0.45	0.44	2.57	21
(3.46)	8,785,900	0.43	0.43	2.06	26
5.97	9,315,167	0.44	0.44	2.32	18

See Notes to Financial Statements

171

Financial Highlights (continued)

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (NII) (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From NII	From Net Realized Gains	Return of Capital	Total	Net Asset Value, End of Period
Limited Term
Class A
3/31/25	$10.95	$0.27	$(0.08)	$0.19	$(0.28)	$–	$–	$(0.28)	$10.86
3/31/24	10.87	0.24	0.07	0.31	(0.23)	–	–	(0.23)	10.95
3/31/23	10.92	0.16	(0.08)	0.08	(0.13)	–	–	(0.13)	10.87
3/31/22	11.32	0.12	(0.40)	(0.28)	(0.12)	–	–	(0.12)	10.92
3/31/21	11.02	0.15	0.35	0.50	(0.19)	–	(0.01)	(0.20)	11.32
Class C
3/31/25	10.91	0.18	(0.09)	0.09	(0.19)	–	–	(0.19)	10.81
3/31/24	10.82	0.15	0.08	0.23	(0.14)	–	–	(0.14)	10.91
3/31/23	10.88	0.07	(0.08)	(0.01)	(0.05)	–	–	(0.05)	10.82
3/31/22	11.27	0.03	(0.39)	(0.36)	(0.03)	–	–	(0.03)	10.88
3/31/21	10.98	0.06	0.34	0.40	(0.10)	–	(0.01)	(0.11)	11.27
Class I
3/31/25	10.91	0.29	(0.08)	0.21	(0.30)	–	–	(0.30)	10.82
3/31/24	10.82	0.26	0.08	0.34	(0.25)	–	–	(0.25)	10.91
3/31/23	10.88	0.18	(0.08)	0.10	(0.16)	–	–	(0.16)	10.82
3/31/22	11.28	0.14	(0.40)	(0.26)	(0.14)	–	–	(0.14)	10.88
3/31/21	10.98	0.17	0.35	0.52	(0.21)	–	(0.01)	(0.22)	11.28

(a)	Based on average shares outstanding.
(b)	Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)

The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.

172

	Ratio/Supplemental Data
		Ratios to Average Net Assets

	Net
	Assets,	Expenses	Expenses		Portfolio
Total	End of	Including	Excluding	NII	Turnover
Return(b)	Period (000)	Interest(c)	Interest	(Loss)	Rate

1.74%	$790,406	0.63%	0.62%	2.45%	27%
2.89	928,083	0.63	0.63	2.19	22
0.77	1,152,357	0.61	0.60	1.45	33
(2.55)	1,523,484	0.59	0.59	1.05	28
4.55	1,597,780	0.61	0.61	1.31	18

0.86	18,998	1.43	1.42	1.64	27
2.17	31,105	1.43	1.43	1.38	22
(0.11)	49,258	1.41	1.40	0.65	33
(3.25)	70,792	1.39	1.39	0.26	28
3.64	88,543	1.41	1.41	0.53	18

1.96	3,915,488	0.43	0.42	2.65	27
3.20	4,270,180	0.43	0.43	2.38	22
0.90	5,565,627	0.41	0.40	1.65	33
(2.35)	6,860,653	0.39	0.39	1.25	28
4.76	6,172,134	0.41	0.41	1.51	18

See Notes to Financial Statements

173

Financial Highlights (continued)

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (NII) (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From NII	From Net Realized Gains	Total	Net Asset Value, End of Period
Short Term
Class A
3/31/25	$9.80	$0.27	$0.05	$0.32	$(0.28)	$–	$(0.28)	$9.84
3/31/24	9.79	0.22	0.01	0.23	(0.22)	–	(0.22)	9.80
3/31/23	9.82	0.12	(0.05)	0.07	(0.10)	–	(0.10)	9.79
3/31/22	10.18	0.08	(0.36)	(0.28)	(0.08)	–	(0.08)	9.82
3/31/21	10.03	0.11	0.18	0.29	(0.14)	–	(0.14)	10.18
Class C
3/31/25	9.76	0.19	0.05	0.24	(0.20)	–	(0.20)	9.80
3/31/24	9.76	0.14	–	0.14	(0.14)	–	(0.14)	9.76
3/31/23	9.79	0.04	(0.04)	–	(0.03)	–	(0.03)	9.76
3/31/22	10.15	(–)(e)	(0.36)	(0.36)	(–)(e)	–	–	9.79
3/31/21	10.00	0.03	0.18	0.21	(0.06)	–	(0.06)	10.15
Class I
3/31/25	9.81	0.29	0.05	0.34	(0.30)	–	(0.30)	9.85
3/31/24	9.81	0.24	–	0.24	(0.24)	–	(0.24)	9.81
3/31/23	9.84	0.14	(0.05)	0.09	(0.12)	–	(0.12)	9.81
3/31/22	10.19	0.10	(0.35)	(0.25)	(0.10)	–	(0.10)	9.84
3/31/21	10.04	0.13	0.18	0.31	(0.16)	–	(0.16)	10.19

(a)	Based on average shares outstanding.
(b)	Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)

The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.

(d)	After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(e)	Value rounded to zero.

174

	Ratio/Supplemental Data
		Ratios to Average Net Assets
	Net	Gross	Gross	Net	Net
	Assets,	Expenses	Expenses	Expenses	Expenses		Portfolio
Total	End of	Including	Excluding	Including	Excluding	NII	Turnover
Return(b)	Period (000)	Interest(c)	Interest	Interest(c),(d)	Interest(d)	(Loss)(d)	Rate

3.28%	$185,521	0.71%	0.68%	0.63%	0.60%	2.79%	29%
2.36	205,142	0.72	0.71	0.72	0.71	2.27	41
0.77	281,531	0.69	0.69	0.69	0.69	1.20	52
(2.80)	277,719	0.67	0.67	0.67	0.67	0.77	37
2.90	329,109	0.68	0.68	0.68	0.68	1.08	38

2.45	5,273	1.51	1.48	1.43	1.40	1.99	29
1.43	8,102	1.52	1.51	1.52	1.51	1.46	41
0.00 (e)	13,160	1.49	1.49	1.49	1.49	0.41	52
(3.50)	12,359	1.47	1.47	1.47	1.47	(0.02)	37
2.08	16,519	1.48	1.48	1.48	1.48	0.29	38

3.48	221,675	0.51	0.48	0.43	0.40	2.99	29
2.44	282,925	0.52	0.51	0.52	0.51	2.45	41
0.98	404,284	0.49	0.49	0.49	0.49	1.39	52
(2.51)	447,376	0.47	0.47	0.47	0.47	0.97	37
3.10	469,157	0.48	0.48	0.48	0.48	1.28	38

See Notes to Financial Statements

175

Notes to Financial Statements

1.	General Information

Trust and Fund Information: Nuveen Municipal Trust and Nuveen Investment Funds, Inc. (each a “Trust” and collectively, the “Trusts”), are open-end management investment companies registered under the Investment Company Act of 1940, (the “1940 Act”), as amended. Nuveen Municipal Trust is comprised of Nuveen All-American Municipal Bond Fund (“All-American”), Nuveen Intermediate Duration Municipal Bond Fund (“Intermediate Duration”) and Nuveen Limited Term Municipal Bond Fund (“Limited Term”), among others, and Nuveen Investment Funds, Inc. is comprised of Nuveen Short Term Municipal Bond Fund (“Short Term”), among others, (each a “Fund” and collectively, the “Funds”). Nuveen Municipal Trust was organized as a Massachusetts business trust on July 1, 1996. Nuveen Investment Funds, Inc. was incorporated in the State of Maryland on August 20, 1987. The Funds, were each organized as a series of predecessor trusts or corporations prior to that date.

Current Fiscal Period: The end of the reporting period for the Funds is March 31, 2025, and the period covered by these Notes to Financial Statements is the fiscal year ended March 31, 2025 (the “current fiscal period”).

Investment Adviser and Sub-Adviser: The Funds’ investment adviser, Nuveen Fund Advisors, LLC (the “Adviser”), is a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub- advisory agreements with Nuveen Asset Management, LLC (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.

Share Classes and Sales Charges: Class A Shares are generally sold with an up-front sales charge. Class A Shares purchases of $250,000 or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1% (0.70% for Limited Term and Short Term) if redeemed within eighteen months (twelve months for Short Term) of purchase. Class C Shares are sold without an up-front sales charge. Class C Shares are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C Shares automatically convert to Class A Shares eight years after purchase. Class R6 Shares and Class I Shares are sold without an up-front sales charge.

2.	Significant Accounting Policies

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Compensation: Neither Trust pays compensation directly to those of its officers, all of whom receive remuneration for their services to each Trust from the Adviser or its affiliates. The Funds’ Board of Directors/Trustees (the ’’Board’’) has adopted a deferred compensation plan for independent directors/trustees that enables directors/trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

Custodian Fee Credit: As an alternative to overnight investments, each Fund has an arrangement with its custodian bank, State Street Bank and Trust Company, (the “Custodian”) whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the Custodian. The amount of custodian fee credit earned by a Fund is recognized on the Statement of Operations as a component of “Custodian expenses, net.” During the current reporting period, the custodian fee credit earned by each Fund was as follows:

Fund	Gross Custodian Fee Credits

All-American	$217,189

Intermediate Duration	331,847

Limited Term	233,344

Short Term	67,606

Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: Under each Trust’s organizational documents, its officers and directors/trustees are indemnified against certain liabilities arising out of the performance of their duties to each Trust. In addition, in the normal course of business, each Trust enters into contracts that provide general indemnifications to other parties. Each Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Trust that have not yet occurred. However, each Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

176

Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment Income, is comprised of interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Investment income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash. Dividend income is recorded on the ex-dividend date.

Multiclass Operations and Allocations: Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative value of the settled shares of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.

Sub-transfer agent fees and similar fees, which are recognized as a component of “Shareholder servicing agent fees” on the Statement of Operations, are not charged to Class R6 Shares and are prorated among the other classes based on their relative settled shares.

Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.

Netting Agreements: In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.

The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to Financial Statements.

Segment Reporting: In November 2023, the FASB issued Accounting Standard Update (“ASU”) No. 2023-07, Segment Reporting (Topic 280) Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The amendments in ASU 2023-07 improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. ASU 2023-07 also requires a public entity that has a single reportable segment to provide all the disclosures required by the amendments in ASU 2023-07 and all existing segment disclosures in Topic 280. The amendments in ASU 2023-07 are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The Funds adopted ASU 2023-07 during the current reporting period. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial positions or the results of their operations.

The officers of the Funds act as the chief operating decision maker (“CODM”). Each Fund represents a single operating segment. The CODM monitors the operating results of each Fund as a whole and is responsible for each Fund’s long-term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as “total assets” and significant segment revenues and expenses are listed on the Statement of Operations.

New Accounting Pronouncement: In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) Improvements to Income tax disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. Management is currently evaluating the implications of these changes on the financial statements.

3.	Investment Valuation and Fair Value Measurements

The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level	1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level	2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).

Level	3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

177

Notes to Financial Statements (continued)

A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:

Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.

Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.

For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.

The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:

All-American	Level 1	Level 2	Level 3	Total

Long-Term Investments:
Exchange-Traded Funds	$17,376,590	$–	$–	$17,376,590
Municipal Bonds	–	3,901,244,883	18,246	3,901,263,129
Variable Rate Senior Loan Interests	–	–	32	32
Short-Term Investments:
Municipal Bonds	–	76,275,000	–	76,275,000

Total	$17,376,590	$3,977,519,883	$18,278	$3,994,914,751

Intermediate Duration	Level 1	Level 2	Level 3	Total

Long-Term Investments:
Exchange-Traded Funds	$1,861,777	$–	$–	$1,861,777
Mortgage-Backed Securities	–	35,671,742	–	35,671,742
Municipal Bonds	–	7,454,546,719	1,257	7,454,547,976
Variable Rate Senior Loan Interests	–	–	1,941,619	1,941,619
Short-Term Investments:
Municipal Bonds	–	7,350,000	–	7,350,000

Total	$1,861,777	$7,497,568,461	$1,942,876	$7,501,373,114

Limited Term	Level 1	Level 2	Level 3	Total

Long-Term Investments:
Municipal Bonds	$–	$4,609,537,260	$–	$4,609,537,260

Total	$–	$4,609,537,260	$–	$4,609,537,260

Short Term	Level 1	Level 2	Level 3	Total

Long-Term Investments:
Municipal Bonds	$–	$409,677,602	$–	$409,677,602
Short-Term Investments:
Municipal Bonds	–	500,000	–	500,000

Total	$–	$410,177,602	$–	$410,177,602

178

The Funds hold liabilities in floating rate obligations, where applicable, which are not reflected in the tables above. The fair values of the Funds’ liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as Level 2 and further described in these Notes to Financial Statements. The Funds, where applicable, have a receivable for the sale of their interest in Vistra Vision, which is not reflected in the tables above. The carrying value of this receivable approximates fair value. The “Receivable for sale of Vistra Vision interest” is generally classified as Level 2 and further described in these Notes to Financial Statements.

4.	Portfolio Securities

Inverse Floating Rate Securities: Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b) an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.

The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.

The Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).

An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in “Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.

In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.

Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.

As of the end of the reporting period, the aggregate value of Floaters issued by each Fund’s TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:

179

Notes to Financial Statements (continued)

Fund	Floating Rate Obligations: Self- Deposited Inverse Floaters	Floating Rate Obligations: Externally-Deposited Inverse Floaters	Total

All-American	$178,160,000	$–	$178,160,000

Intermediate Duration	–	–	–

Limited Term	–	–	–

Short Term	–	–	–

During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rates and fees related to self-deposited Inverse Floaters, were as follows:

Fund	Average Floating Rate Obligations Outstanding	Average Annual Interest Rate And Fees

All-American	$174,098,342	3.68%

Intermediate Duration	–	–

Limited Term	–	–

Short Term	–	–

TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond are not sufficient to pay the purchase price of the Floaters.

The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.

As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the reporting period, there were no loans outstanding under any such facility.

Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows (sometimes referred to as “shortfall payments”). Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and Liabilities.

As of the end of the reporting period, the Funds maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:

Fund	Maximum Exposure to Recourse Trusts: Self-Deposited Inverse Floaters	Maximum Exposure to Recourse Trusts: Externally-Deposited Inverse Floaters	Total

All-American	$178,160,000	$–	$178,160,000

Intermediate Duration	–	–	–

Limited Term	–	–	–

Short Term	–	–	–

180

Zero Coupon Securities: A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Purchases and Sales: Long-term purchases and sales during the current fiscal period were as follows:

Fund	Non-U.S. Government Purchases	U.S. Government Purchases	Non-U.S. Government Sales and Maturities	U.S. Government Sales

All-American	$1,404,643,257	$–	$1,713,184,484	$84,916,250

Intermediate Duration	2,327,164,508	18,225,208	2,000,020,747	98,341

Limited Term	1,358,179,613	–	1,886,061,991	–

Short Term	121,973,098	–	191,035,719	–

The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.

Sale of Vistra Vision interests: On September 18, 2024, Vistra Corp. (“Vistra”) and Nuveen agreed to terms for the sale of the Vistra Vision interest. In exchange for its interest in Vistra Vision, the Funds agreed to receive proceeds from the sale over a series of payments from Vistra through December 31, 2026. The resulting receivables have been discounted using an effective interest rate of 6.18%. The receivable, net of discount, and related transaction costs are recognized as “Receivable for sale of Vistra Vision interest” and “Payable for Vistra Vision sale transactions costs,” respectively, on the Statement of Assets and Liabilities. During the current fiscal period, All-American, Intermediate Duration and Limited Term sold their interest back to Vistra and recognized a realized gain of $29,652,299, $106,804,258 and $114,037,754, respectively, which is recognized as “Realized gain (loss) from investments” on the Statement of Operations.

5.	Derivative Investments

Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Total Return Swap Contracts: During the current fiscal period, All-American, Intermediate Duration and Limited Term used total return swaps to help manage the equity risk of the portfolio’s Vistra Vision exposure.

In a total return swap, one party agrees to pay the other the total return of a defined underlying asset during a specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. A total return swap may be applied to any underlying asset but is most commonly used with equity indices, single stocks, bonds and defined baskets of loans and mortgages. The Fund entered into a total return swap involving an underlying index or basket of securities to create exposure to a number of securities in a single trade. An index total return swap can be used by the Fund to assume risk, without the complications of buying the component securities from what may not always be the most liquid of markets.

Total return swap contracts are valued daily. Changes in the value of a total return swap during the fiscal period are recognized as a component of “Change in net unrealized appreciation (depreciation) of swaps” and realized gains and losses are recognized as a component of “Net realized gain (loss) from swaps” on the Statement of Operations.

For over-the-counter (“OTC”) swaps, the daily change in market value of the swap contract, along with any daily interest accrued, are recognized as components of “Unrealized appreciation or depreciation on credit default swaps” on the Statement of Assets and Liabilities.

The average notional amount of Total Return swap contracts outstanding during the current fiscal period was as follows:

Fund	Average Notional Amount of Swap Contracts Outstanding*

All-American	$27,784,341

Intermediate Duration	102,972,729

Limited Term	108,686,114

*

The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding from August 7, 2024 (first swap contract entered) through October 7, 2024 (last swap contract exited).

During the current fiscal period, the effect of derivative contracts on the Funds’ Statements of Operations was as follows:

181

Notes to Financial Statements (continued)

Derivative Instrument	Risk Exposure	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

All-American
Swap contracts	Equity	$(12,697,298)	$–

Intermediate Duration
Swap contracts	Equity	(47,047,762)	–

Limited Term
Swap contracts	Equity	(49,666,044)	–

Market and Counterparty Credit Risk: In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

6.	Fund Shares

Transactions in Fund shares during the current and prior fiscal period were as follows:

	Year Ended 3/31/25		Year Ended 3/31/24
All-American	Shares	Amount	Shares	Amount
Subscriptions:
Class A	27,065,412	$275,543,562	37,262,791	$373,159,788
Class A - automatic conversion of Class C	22,648	231,220	28,908	291,107
Class C	1,064,843	10,849,623	1,731,478	17,353,965
Class R6	4,467,976	45,570,171	6,180,993	62,290,659
Class I	45,536,377	465,143,834	70,473,592	709,526,624
Total subscriptions	78,157,256	797,338,410	115,677,762	1,162,622,143
Reinvestments of distributions:
Class A	6,634,435	67,369,635	6,813,019	68,245,392
Class C	339,725	3,449,481	419,342	4,200,920
Class R6	349,075	3,561,863	331,976	3,342,089
Class I	6,516,561	66,443,918	6,567,293	66,060,249
Total reinvestments of distributions	13,839,796	140,824,897	14,131,630	141,848,650
Redemptions:
Class A	(51,321,621)	(521,779,549)	(60,198,945)	(602,317,593)
Class C	(4,710,751)	(47,899,211)	(6,715,183)	(67,211,631)
Class C - automatic conversion to Class A	(22,651)	(231,220)	(28,906)	(291,107)
Class R6	(5,098,971)	(52,021,380)	(7,151,412)	(71,528,151)
Class I	(65,387,885)	(666,554,745)	(102,645,050)	(1,028,559,096)
Total redemptions	(126,541,879)	(1,288,486,105)	(176,739,496)	(1,769,907,578)
Net increase (decrease)	(34,544,827)	$(350,322,798)	(46,930,104)	$(465,436,785)

182

	Year Ended 3/31/25		Year Ended 3/31/24
Intermediate Duration	Shares	Amount	Shares	Amount
Subscriptions:
Class A	13,669,407	$120,899,844	16,963,876	$147,643,884
Class A - automatic conversion of Class C	4,223	37,298	1,138	9,832
Class C	588,891	5,228,313	789,810	6,875,934
Class I	210,209,139	1,866,321,721	314,575,041	2,722,949,704
Total subscriptions	224,471,660	1,992,487,176	332,329,865	2,877,479,354
Reinvestments of distributions:
Class A	2,169,785	19,177,870	2,149,508	18,700,096
Class C	70,805	626,096	76,497	665,888
Class I	18,928,356	167,828,860	16,490,930	143,918,247
Total reinvestments of distributions	21,168,946	187,632,826	18,716,935	163,284,231
Redemptions:
Class A	(19,917,630)	(176,151,754)	(29,025,167)	(252,004,258)
Class C	(1,385,606)	(12,272,296)	(1,896,900)	(16,476,681)
Class C - automatic conversion to Class A	(4,219)	(37,298)	(1,138)	(9,832)
Class I	(184,597,812)	(1,636,845,925)	(394,568,193)	(3,410,813,675)
Total redemptions	(205,905,267)	(1,825,307,273)	(425,491,398)	(3,679,304,446)
Net increase (decrease)	39,735,339	$354,812,729	(74,444,598)	$(638,540,861)

	Year Ended 3/31/25		Year Ended 3/31/24
Limited Term	Shares	Amount	Shares	Amount
Subscriptions:
Class A	7,166,218	$78,488,579	11,583,419	$125,341,404
Class A - automatic conversion of Class C	12,635	138,977	27,265	295,381
Class C	134,396	1,462,823	285,014	3,059,727
Class I	94,351,024	1,028,957,334	98,097,315	1,056,276,677
Total subscriptions	101,664,273	1,109,047,713	109,993,013	1,184,973,189
Reinvestments of distributions:
Class A	1,707,797	18,689,391	1,695,792	18,327,836
Class C	38,121	415,361	45,249	486,941
Class I	8,588,672	93,591,573	7,587,637	81,665,279
Total reinvestments of distributions	10,334,590	112,696,325	9,328,678	100,480,056
Redemptions:
Class A	(20,853,814)	(228,249,071)	(34,628,735)	(374,143,867)
Class C	(1,254,630)	(13,689,773)	(2,002,915)	(21,534,143)
Class C - automatic conversion to Class A	(12,689)	(138,977)	(27,366)	(295,381)
Class I	(132,399,838)	(1,443,012,942)	(228,484,336)	(2,454,689,634)
Total redemptions	(154,520,971)	(1,685,090,763)	(265,143,352)	(2,850,663,025)
Net increase (decrease)	(42,522,108)	$(463,346,725)	(145,821,661)	$(1,565,209,780)

183

Notes to Financial Statements (continued)

	Year Ended 3/31/25		Year Ended 3/31/24
Short Term	Shares	Amount	Shares	Amount
Subscriptions:
Class A	5,116,424	$50,356,150	5,250,725	$51,073,731
Class A - automatic conversion of Class C	—	—	2	22
Class C	174,234	1,705,425	292,202	2,835,652
Class I	9,820,001	96,603,776	10,906,602	106,648,268
Total subscriptions	15,110,659	148,665,351	16,449,531	160,557,673
Reinvestments of distributions:
Class A	463,905	4,561,207	477,194	4,653,169
Class C	11,613	113,723	12,466	121,114
Class I	546,577	5,381,717	510,955	4,989,605
Total reinvestments of distributions	1,022,095	10,056,647	1,000,615	9,763,888
Redemptions:
Class A	(7,664,895)	(75,334,245)	(13,534,884)	(132,015,979)
Class C	(478,065)	(4,680,899)	(823,533)	(8,014,946)
Class C - automatic conversion to Class A	—	—	(2)	(22)
Class I	(16,709,914)	(164,367,768)	(23,808,707)	(232,477,392)
Total redemptions	(24,852,874)	(244,382,912)	(38,167,126)	(372,508,339)
Net increase (decrease)	(8,720,120)	$(85,660,914)	(20,716,980)	$(202,186,778)

7.	Income Tax Information

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

Each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.

Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to taxable market discount and treatment of notional principal contracts. Temporary and permanent differences have no impact on a Fund’s net assets.

As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

All-American	$3,816,003,175	$87,573,858	$(86,822,512)	$751,346

Intermediate Duration	7,829,266,431	68,007,295	(395,900,612)	(327,893,317)

Limited Term	4,737,936,876	32,730,970	(161,130,586)	(128,399,616)

Short Term	409,018,218	1,918,251	(758,867)	1,159,384

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.

As of year end, the components of accumulated earnings on a tax basis were as follows:

184

Fund	Undistributed Tax-Exempt Income[1]	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)	Capital Loss Carryforwards	Late-Year Loss Deferrals	Other Book-to-Tax Differences	Total

All-American	$20,998,360	$841,130	$–	$751,346	$(1,073,867,302)	$–	$(13,884,140)	$(1,065,160,606)

Intermediate Duration	30,763,855	2,073,818	–	(327,893,317)	(173,863,747)	–	(20,822,840)	(489,742,231)

Limited Term	23,824,107	2,078,471	–	(128,399,615)	(94,190,323)	–	(11,510,857)	(208,198,217)

Short Term	2,380,903	14,802	–	1,159,384	(18,374,352)	–	(1,084,801)	(15,904,064)

[1]	Undistributed tax-exempt income (on a tax basis) has not been reduced for the dividends declared during the period March 1, 2025 through March 31, 2025 and paid on April 1, 2025.

The tax character of distributions paid was as follows:

	3/31/25			3/31/24
Fund	Tax-Exempt Income[1]	Ordinary Income	Long-Term Capital Gains	Tax-Exempt Income	Ordinary Income	Long-Term Capital Gains

All-American	$163,511,540	$3,164,322	$–	$170,071,720	$427,958	$–

Intermediate Duration	233,954,500	8,134,666	–	218,817,422	303,045	–

Limited Term	131,052,380	8,101,924	–	129,600,605	290,987	–

Short Term	12,444,845	55,379	–	12,972,477	–	–

[1]	Each Fund designates these amounts paid during the period as Exempt Interest Dividends.

As of year end, the Funds had capital loss carryforwards, which will not expire:

Fund	Short-Term	Long-Term	Total

All-American[1]	$534,814,943	$539,052,359	$1,073,867,302

Intermediate Duration	135,477,649	38,386,098	173,863,747

Limited Term	92,243,546	1,946,777	94,190,323

Short Term	2,491,880	15,882,472	18,374,352

[1]	A portion of All-American’s capital loss carryforward is subject to an annual limitation under the Internal Revenue Code and related regulations.

As of year end, the Funds utilized the following capital loss carryforwards:

Fund	Utilized

All-American	$4,017,582

Intermediate Duration	42,231,288

Limited Term	56,458,852

Short Term	520,021

8.	Management Fees and Other Transactions with Affiliates

Management Fees: Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.

Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

185

Notes to Financial Statements (continued)

The annual fund-level fee, payable monthly, for each Fund was calculated according to the following schedule:

Average Daily Net Assets	All- American	Intermediate Duration	Limited Term	Short Term
For the first $125 million	0.3000%	0.3000%	0.2500%	0.2500%
For the next $125 million	0.2875	0.2875	0.2375	0.2375
For the next $250 million	0.2750	0.2750	0.2250	0.2250
For the next $500 million	0.2625	0.2625	0.2125	0.2125
For the next $1 billion	0.2500	0.2500	0.2000	0.2000
For the next $3 billion	0.2250	0.2250	0.1750	0.1750
For the next $5 billion	0.2000	0.2000	0.1500	0.1500
For net assets over $10 billion and greater	0.1875	0.1875	0.1375	0.1375

For the period April 1, 2024 through April 30, 2024, the annual complex-level fee, payable monthly, for each Fund was calculated according to the following schedule:

Complex-Level Eligible Asset Breakpoint Level*	Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion	0.2000%
$56 billion	0.1996
$57 billion	0.1989
$60 billion	0.1961
$63 billion	0.1931
$66 billion	0.1900
$71 billion	0.1851
$76 billion	0.1806
$80 billion	0.1773
$91 billion	0.1691
$125 billion	0.1599
$200 billion	0.1505
$250 billion	0.1469
$300 billion	0.1445

*

The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen open-end and closed-end funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.

Effective May 1, 2024, the annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:

Complex-Level Asset Breakpoint Level*	Complex-Level Fee
For the first $124.3 billion	0.1600%
For the next $75.7 billion	0.1350
For the next $200 billion	0.1325
For eligible assets over $400 billion	0.1300

*

The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen branded open-end funds (“Nuveen Mutual Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life Large Cap Responsible Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser’s affiliate, Teachers Advisors, LLC (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by Teachers Advisors, LLC (except those identified above). Eligible assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.

As of March 31, 2025, the complex-level fee rate for the Fund was as follows:

186

Fund	Complex-Level Fee

All-American	0.1580%

Intermediate Duration	0.1580%

Limited Term	0.1580%

Short Term	0.1580%

The Adviser has agreed to waive fees and/or reimburse expenses (“Expense Cap”) of the following Funds so that the total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the average daily net assets of any class of Fund shares in the amounts and for the time periods stated in the following table. The expense limitation expiring on July 31, 2026, may be terminated or modified prior to the date only with the approval of the Board.

Fund	Temporary Expense Cap	Temporary Expense Cap Expiration Date	Permanent Expense Cap

Intermediate Duration	N/A	N/A	0.75%

Short Term[1]	0.45%	7/31/2026	N/A
N/A -	Not Applicable.
1	Effective May 1, 2024.

Distribution and Service Fees: Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a 0.20% annual 12b-1 service fee. Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class R6 and Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the “Distributor”), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.

Other Transactions with Affiliates: Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser or by an affiliate of the Adviser (each an, “Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board (“cross-trade”). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.

During the current fiscal period, the Funds engaged in cross-trades pursuant to these procedures as follows:

Fund	Purchases	Sales	Realized Gain (Loss)

All-American	$3,676,433	$—	$—

Intermediate Duration	22,962,413	—	—

Limited Term	15,602,427	3,057,809	1,987

Short Term	—	30,016,905	(9,922)

During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:

Fund	Sales Charges Collected (Unaudited)	Paid to Financial Intermediaries (Unaudited)

All-American	$1,773,485	$1,735,675

Intermediate Duration	527,775	514,466

Limited Term	134,177	127,987

Short Term	109,321	108,352

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.

During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:

187

Notes to Financial Statements (continued)

Fund	Commission Advances (Unaudited)

All-American	$1,557,604

Intermediate Duration	497,707

Limited Term	108,691

Short Term	111,481

To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:

Fund	12b-1 Fees Retained (Unaudited)

All-American	$81,237

Intermediate Duration	26,339

Limited Term	11,164

Short Term	4,644

The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.

The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:

Fund	CDSC Retained (Unaudited)

All-American	$117,653

Intermediate Duration	24,136

Limited Term	3,100

Short Term	15,667

Investments in other investment companies advised by the Adviser and Nuveen Fund Advisors, LLC are deemed to be affiliated investments. Information regarding transactions with affiliated companies is as follows:

Issue	Value at 3/31/24	Purchases Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Shares at 3/31/25	Value at 3/31/25	Dividend Income

All-American
Exchange-Traded Funds
Nuveen Municipal Income ETF	$–	$17,677,750	$–	$–	$(301,160)	700,000	$17,376,590	$26,700

Total	$–	$17,677,750	$–	$–	$(301,160)	700,000	$17,376,590	$26,700

Intermediate Duration
Exchange-Traded Funds
Nuveen Municipal Income ETF	–	1,893,750	–	–	(31,973)	75,000	1,861,777	–

Total	$–	$1,893,750	$–	$–	$(31,973)	75,000	$1,861,777	$–

9.	Commitments and Contingencies

In the normal course of business, each Fund enters into a variety of agreements that may expose the Funds to some risk of loss. These could include recourse arrangements for certain TOB Trusts, which are described elsewhere in these Notes to Financial Statements. The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the reporting period, the Funds did not have any unfunded commitments.

188

From time to time, the Funds may be a party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Funds’ rights under contracts. As of the end of the reporting period, the Funds are not subject to any material legal proceedings.

10.	Borrowing Arrangements

Committed Line of Credit: The Funds, along with certain funds managed by the Adviser and by an affiliate of the Adviser (“Participating Funds”), have established a 364-day, $2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The credit facility expires in June 2025 unless extended or renewed.

The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.

During the current period, the following Funds utilized this facility. The Funds’ maximum outstanding balance during the utilization period was as follows:

Fund	Maximum Outstanding Balance

All-American	$45,000,000

Intermediate Duration	31,000,000

Limited Term	39,200,000

Short Term	–

During each Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:

Fund	Utilization Period (Days Outstanding)	Average Daily Balance Outstanding	Average Annual Interest Rate

All-American	44	$29,004,434	6.16%

Intermediate Duration	24	15,137,641	5.72

Limited Term	49	19,767,253	5.89

Short Term	–	–	–

Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities.

189

Important Tax Information

(Unaudited)

As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.

Long-Term Capital Gains

As of year end, each Fund designates the following distribution amounts, or maximum amount allowable, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:

Fund	Net Long-Term Capital Gains

All-American	$–

Intermediate Duration	–

Limited Term	–

Short Term	–

190

Report of Independent Registered

Public Accounting Firm

To the Board of Trustees of Nuveen Municipal Trust and Shareholders of Nuveen High Yield Municipal Bond Fund, Nuveen Short Duration High Yield Municipal Bond Fund and Nuveen Strategic Municipal Opportunities Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Nuveen High Yield Municipal Bond Fund, Nuveen Short Duration High Yield Municipal Bond Fund and Nuveen Strategic Municipal Opportunities Fund (three of the funds constituting Nuveen Municipal Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2025, the related statements of operations for the year ended March 31, 2025, the statement of cash flows for Nuveen High Yield Municipal Bond Fund for the year ended March 31, 2025, the statements of changes in net assets for each of the two years in the period ended March 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2025, the results of each of their operations for the year then ended, for the Nuveen High Yield Municipal Bond Fund, the results of its cash flows for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2025 and each of the financial highlights for each of the five years in the period ended March 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025 by correspondence with the custodian, agent banks and brokers; when replies were not received from agent banks or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

May 28, 2025

We have served as the auditor of one or more investment companies in Nuveen Funds since 2002.

4

Portfolio of Investments March 31, 2025

High Yield

SHARES		DESCRIPTION			VALUE

		LONG-TERM INVESTMENTS - 126.7%
		COMMON STOCKS - 0.0%
		MATERIALS - 0.0%
3,839	(a),(b)	Ingevity Corporation			$151,986
978	(b),(c)	PALOUSE FIBER HOLDINGS			10
23,041		Smurfit WestRock PLC			1,038,227

		TOTAL MATERIALS			1,190,223

		TOTAL COMMON STOCKS (Cost $1,238,843)			1,190,223

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		CORPORATE BONDS - 0.2%
		COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
$1,610,000	(d)	College for Certain Inc	4.800%	06/01/60	1,174,166

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			1,174,166

		CONSUMER SERVICES - 0.1%
21,600,000	(c)	Wild Rivers Water Park	8.500	11/01/51	16,200,000

		TOTAL CONSUMER SERVICES			16,200,000

		REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
7,160,655	(c),(d)	Benloch Ranch Improvement Association	9.750	12/01/39	6,538,163
3,232,511	(c),(d)	Benloch Ranch Improvement Association	9.750	12/01/39	2,951,502

		TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT			9,489,665

		TOTAL CORPORATE BONDS (Cost $32,824,926)			26,863,831

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MUNICIPAL BONDS - 126.5%
		ALABAMA - 2.0%
2,917,647	(d),(e)	Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste Disposal Revenue Bonds, Big Sky Environmental LLC Project, Refunding Taxable Series 2017C	1.000	09/01/37	29
16,000,000	(d),(e)	Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste Disposal Revenue Bonds, Big Sky Environmental LLC Project, Series 2017A	6.750	09/01/37	11,200,000
3,397,647	(d),(e)	Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste Disposal Revenue Bonds, Big Sky Environmental LLC Project, Taxable Series 2017B	6.750	09/01/37	2,378,353
10,000,000	(d)	Alabama Private Colleges and University Facilities Authority, Limited Obligation Bonds, University of Mobile Project, Series 2015A	6.000	09/01/45	10,000,879
13,960,000	(f)	Alabama Special Care Facilities Financing Authority, Revenue Bonds, Ascension Health, Series 2016B, (UB)	5.000	11/15/46	14,038,367
1,350,000		Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Methodist Home for the Aging, Refunding Series 2015-1	5.750	06/01/35	1,326,495
2,500,000		Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Methodist Home for the Aging, Refunding Series 2015-1	5.750	06/01/45	2,296,691
8,225,000	(f)	Energy Southeast Cooperative District, Alabama, Energy Supply Revenue Bonds, Series 2024B, (Mandatory Put 6/01/32), (UB)	5.250	07/01/54	8,752,343
4,000,000		Homewood Educational Building Authority, Alabama, Revenue Bonds, CHF-Horizons II, LLC Student Housing and Parking Project at Samford University Series 2024C	5.500	10/01/54	4,121,429
1,530,000		Homewood Educational Building Authority, Alabama, Revenue Bonds, CHF-Horizons II, LLC Student Housing and Parking Project at Samford University Series 2024C	5.000	10/01/56	1,479,356
1,645,000		Hoover Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds, United States Steel Corporation Proejcet, Green Series 2020, (AMT), (Mandatory Put 11/01/30)	6.375	11/01/50	1,843,182

See Notes To Financial Statements	5

Portfolio of Investments March 31, 2025 (continued)

High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		ALABAMA (continued)
$76,625,000		Hoover Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2019, (AMT)	5.750%	10/01/49	$79,824,837
4,600,000		Infirmary Health System Special Care Facilities Financing Authority of Mobile, Alabama, Revenue Bonds, Infirmary Health System, Inc., Series 2021	4.000	02/01/46	3,959,796
4,440,000		Jefferson County, Alabama, Sewer Revenue Warrants, Series 2024	5.250	10/01/49	4,581,442
3,190,000		Jefferson County, Alabama, Sewer Revenue Warrants, Series 2024	5.500	10/01/53	3,337,749
14,700,000		Mobile County Industrial Development Authority, Alabama, Solid Waste Disposal Revenue Bonds, AM/NS Calvert LLC Project, Series 2024A, (AMT)	5.000	06/01/54	14,549,251
11,050,000		Mobile County Industrial Development Authority, Alabama, Solid Waste Disposal Revenue Bonds, AM/NS Calvert LLC Project, Series 2024B, (AMT)	4.750	12/01/54	10,457,952
31,390,000		Mobile Spring Hill College Educational Building Authority, Alabama, Revenue Bonds, Spring Hill College Project, Series 2015	5.875	04/15/45	22,882,177
15,000,000	(f)	Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue Bonds, Project 1, Refunding Series 2024A, (Mandatory Put 4/01/32), (UB)	5.000	08/01/54	15,889,556
10,000,000	(f)	Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue Bonds, Project 2, Refunding Series 2024B, (Mandatory Put 5/01/32), (UB)	5.000	06/01/49	10,484,175
7,630,000	(f)	Southeast Energy Authority, Alabama, Revenue Bonds, Cooperative District Energy Supply Series 2025A, (Mandatory Put 6/01/35), (UB)	5.000	01/01/56	7,952,935
3,000,000		Talladega, Alabama, Water and Sewer Revenue Warrants, Series 2021A-AGM Insured	3.000	09/01/51	2,054,813
49,420,000	(d)	Tuscaloosa County Industrial Development Authority, Alabama, Gulf Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A	5.250	05/01/44	49,944,751

		TOTAL ALABAMA			283,356,558

		ALASKA - 0.1%
10,000,000	(f)	Anchorage, Alaska, Port Revenue Bonds, Series 2024A, (AMT), (UB)	4.500	02/01/60	9,421,506
10,760,000	(f)	Anchorage, Alaska, Solid Waste Services Revenue Bonds, Refunding Series 2022A, (UB)	4.000	11/01/52	9,817,028

		TOTAL ALASKA			19,238,534

		ARIZONA - 2.1%
5,660,000	(d)	Arizona Industrial Development Authority, Arizona, Economic Development Revenue Bonds, Linder Village Project in Meridian, Ada County, Idaho, Series 2020	5.000	06/01/31	5,685,886
580,000	(d)	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Franklin Phonetic Charter School Project, Refunding Series 2017	5.500	07/01/37	579,067
1,390,000	(d)	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Franklin Phonetic Charter School Project, Refunding Series 2017	5.750	07/01/47	1,378,778
1,505,000	(d)	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Franklin Phonetic Charter School Project, Refunding Series 2017	5.875	07/01/52	1,497,157
700,000	(d)	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Montessori Academy Projects, Refunding Series 2017A	6.000	11/01/37	663,198
3,850,000	(d)	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Montessori Academy Projects, Refunding Series 2017A	6.250	11/01/50	3,504,508
1,280,000	(d)	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Academies of Math & Science Projects, Series 2017B	5.125	07/01/47	1,251,757

6	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		ARIZONA (continued)
$565,000	(d)	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Academies of Math & Science Projects, Series 2017B	5.250%	07/01/51	$551,898
3,000,000	(d)	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Academies of Math & Science Projects, Series 2022	5.250	07/01/52	2,938,876
5,440,000	(d)	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Leman Academy of Excellence - Parker Colorado Campus Project, Series 2019A	5.000	07/01/49	5,109,766
2,260,000	(d)	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Mater Academy of Nevada - Mountain Vista Campus Project, Series 2018A	5.500	12/15/48	2,270,655
3,150,000	(d)	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Pinecrest Academy of Nevada ? Horizon, Inspirada and St. Rose Campus Projects, Series 2018A	5.750	07/15/48	3,182,621
28,925,000	(d)	Arizona Industrial Development Authority, Arizona, Hotel Revenue Bonds, Provident Group ? Falcon Properties LLC, Project, Senior Series 2022A-1	4.150	12/01/57	19,773,544
37,730,000	(d)	Arizona Industrial Development Authority, Arizona, Hotel Revenue Bonds, Provident Group ? Falcon Properties LLC, Project, Subordinate Series 2022B	5.750	12/15/57	28,184,672
2,450,000		Arizona Industrial Development Authority, Arizona, Lease Revenue Bonds, Children’s National Prince County Regional Medical Center, Series 2020A	3.000	09/01/50	1,757,848
10,000,000	(d)	Arizona Industrial Development Authority, Arizona, Lease Revenue Bonds, Greenville University, Series 2022	6.500	11/01/53	10,088,318
11,260,000	(d),(e)	Arizona Industrial Development Authority, Education Facility Revenue Bonds, Caurus Academy Project, Series 2018A	6.500	06/01/50	7,882,000
3,970,000		Arizona Industrial Development Authority, Hospital Revenue Bonds, Phoenix Children’s Hospital, Series 2020A	3.000	02/01/45	3,044,369
22,350,000		Arizona Industrial Development Authority, Multifamily Housing Revenue Bonds, Bridgewater Avondale Project, Series 2017	5.375	01/01/38	17,865,767
9,573,067	(d),(e)	Cahava Springs Revitalization District, Cave Creek, Arizona, Special Assessment Bonds, Series 2017A	7.000	07/01/41	6,701,147
5,525,000		Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2019, (AMT), (Mandatory Put 6/01/29)	4.000	06/01/49	5,505,514
2,000,000	(d)	Coconino County Industrial Development Authority, Arizona, Education Revenue Bonds, Flagstaff Arts & Leadership Academy Project, Refunding Series 2020	5.500	07/01/40	1,825,527
1,056,000	(d)	Eastmark Community Facilities District 1, Mesa, Arizona, Special Assessment Revenue Bonds, Assessment District 2, Series 2014	5.375	07/01/39	1,034,178
2,055,000	(d)	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, Special Assessment Revenue Bonds, Montecito Assessment District 2, Series 2015	5.000	07/01/39	1,935,584
7,585,000	(d)	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Gateway Academy Project, Series 2019A	5.750	01/01/50	6,583,849
1,655,000		Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Villa Montessori, Inc Project, Series 2023A	5.500	07/01/53	1,637,833
4,100,000	(f)	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Series 2017A, (UB)	4.000	01/01/41	3,965,734
90,000		Parkway Community Facilities District 1, Prescott Valley, Arizona, General Obligation Bonds, Series 2006	5.300	07/15/25	89,114
8,820,000		Phoenix Industrial Development Authority, Arizona, Multi-Family Housing Revenue Bonds, 3rd and Indian Road Assisted Living Project, Series 2016	5.400	10/01/36	7,173,114
1,590,000		Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Cambridge Academy-East, Inc. Project, Series 2010	6.625	04/01/40	1,590,485
2,870,000	(d)	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Champion Schools Project, Series 2017	6.000	06/15/37	2,895,132

See Notes To Financial Statements	7

Portfolio of Investments March 31, 2025 (continued)

High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		ARIZONA (continued)
$4,865,000	(d)	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Champion Schools Project, Series 2017	6.125%	06/15/47	$4,890,307
3,445,000	(e)	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2016	5.250	07/01/36	2,411,500
5,700,000	(e)	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2016	5.375	07/01/46	3,990,000
6,830,000	(e)	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2016	5.500	07/01/51	4,781,000
13,805,000	(d),(e)	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2019	5.875	07/01/51	9,663,500
11,345,000	(d)	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2017	6.750	02/01/50	11,601,810
5,115,000	(d)	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Synergy Public Charter School Project, Series 2020	5.250	06/15/50	4,771,696
1,985,000	(d)	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Synergy Public Charter School Project, Series 2020-1	5.000	06/15/50	1,786,199
685,000		Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, The Paideia Academies Project, 2019	5.125	07/01/39	657,422
1,050,000		Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, The Paideia Academies Project, 2019	5.250	07/01/49	978,622
5,770,000	(d)	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Noah Webster Schools ? Mesa Project, Series 2015A	5.000	12/15/34	5,626,188
33,720,000	(f)	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Series 2024A, (UB)	5.000	01/01/54	35,621,120
80,000		Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007	5.250	12/01/28	84,029
21,530,000	(d)	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007	5.500	12/01/37	22,420,022
16,000,000	(g)	Sierra Vista Industrial Development Authority, Arizona, Economic Development Revenue Bonds, Convertible Capital Appreciation Revenue Bonds, Series 2021A	0.000	10/01/56	13,062,307
7,435,000	(d)	Sierra Vista Industrial Development Authority, Arizona, Education Facility Revenue Bonds, AmeriSchools Academy Project, Series 2022	6.000	06/15/57	7,386,851
2,130,000		Tempe Industrial Development Authority, Arizona, Revenue Bonds, Friendship Village of Tempe Project, Refunding Series 2021B	4.000	12/01/56	1,739,287
2,140,000	(d)	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Mirabella at ASU Project, Series 2017A	6.000	10/01/37	1,579,550
3,365,000	(d)	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Mirabella at ASU Project, Series 2017A	6.125	10/01/47	2,194,410
3,085,000	(d)	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Mirabella at ASU Project, Series 2017A	6.125	10/01/52	1,957,162
4,340,000	(d)	Yavapai County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center Inc Project, Series 2012	5.125	03/01/42	4,216,799

		TOTAL ARIZONA			299,567,677

8	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		ARKANSAS - 0.9%
$9,440,000	(d)	Arkansas Development Finance Authority, Arkansas, Environmental Improvement Revenue Bonds, United States Steel Corporation, Green Series 2022, (AMT)	5.450%	09/01/52	$9,672,652
13,250,000		Arkansas Development Finance Authority, Arkansas, Environmental Improvement Revenue Bonds, United States Steel Corporation, Green Series 2023, (AMT)	5.700	05/01/53	13,770,289
8,685,000	(d)	Arkansas Development Finance Authority, Charter School Revenue Bonds, Academy of Math and Science - Little Rock Project Series 2024A	7.000	07/01/59	8,186,445
40,280,000	(d)	Arkansas Development Finance Authority, Industrial Development Revenue Bonds, Big River Steel Project, Series 2019, (AMT)	4.500	09/01/49	38,398,735
52,385,000	(d)	Arkansas Development Finance Authority, Industrial Development Revenue Bonds, Big River Steel Project, Series 2020A, (AMT)	4.750	09/01/49	50,566,156
1,000,000	(d)	Arkansas Development Finance Authority, Industrial Development Revenue Bonds, Hybar Steel Project, Green Series 2023A, (AMT)	6.875	07/01/48	1,091,278
15,000,000	(f)	Springdale, Arkansas, Sales and Use Tax Revenue Bonds, Refunding & Improvement Series 2023B - BAM Insured, (UB)	4.125	08/01/50	13,825,203

		TOTAL ARKANSAS			135,510,758

		CALIFORNIA - 12.2%
9,400,000	(g)	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Second Subordinate Lien Series 2022C - AGM Insured	0.000	10/01/49	5,329,787
15,440,000		Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Second Subordinate Lien Series 2022C - AGM Insured	5.450	10/01/52	8,622,838
23,750,000		Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Senior Lien Series 2022B	5.300	10/01/47	13,692,051
5,720,000		Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Senior Lien Series 2022B	5.350	10/01/48	3,275,534
20,430,000		Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Senior Lien Series 2022B	5.375	10/01/49	11,542,936
11,890,000		Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Senior Lien Series 2022B	5.400	10/01/50	6,701,447
1,985,000		Anaheim Public Financing Authority, California, Lease Revenue Bonds, Public Improvement Project, Series 1997C - AGM Insured	0.000	09/01/35	1,321,475
300,000		Antelope Valley Healthcare District, California, Revenue Bonds, Series 2016A	5.250	03/01/36	296,192
9,075,000		Antelope Valley Healthcare District, California, Revenue Bonds, Series 2016A	5.000	03/01/41	8,311,586
10,900,000		Antelope Valley Healthcare District, California, Revenue Bonds, Series 2016A	5.000	03/01/46	9,831,964
1,700,000	(g)	Bakersfield City School District, Kern County, California, General Obligation Bonds, Series 2012C	0.000	05/01/42	1,286,931
1,770,000		Blythe Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project 1, Series 2011	9.750	05/01/38	1,777,768
8,990,000	(f)	California Community Choice Financing Authority, Clean Energy Project Revenue Bonds, Green Series 2023G, (Mandatory Put 4/01/30), (UB)	5.250	11/01/54	9,538,742
15,000,000	(f)	California Community Choice Financing Authority, Clean Energy Project Revenue Bonds, Green Series 2024A, (Mandatory Put 4/01/32), (UB)	5.000	05/01/54	15,961,332
3,000,000	(d)	California Community Housing Agency, California, Essential Housing Revenue Bonds, Exchange at Bayfront Apartments, Series 2021A-1	3.000	02/01/57	1,886,639
8,580,000	(d)	California Community Housing Agency, California, Essential Housing Revenue Bonds, Glendale Properties, Junior Series 2021A-2	4.000	08/01/47	6,855,239
3,500,000	(d)	California Community Housing Agency, California, Essential Housing Revenue Bonds, Glendale Properties, Senior Series 2021A-1	4.000	02/01/56	2,964,564

See Notes To Financial Statements	9

Portfolio of Investments March 31, 2025 (continued)

High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		CALIFORNIA (continued)
$2,000,000	(d)	California Community Housing Agency, California, Essential Housing Revenue Bonds, K Street Flats, Series 2021A-2	4.000%	08/01/50	$1,557,967
9,500,000	(d)	California Community Housing Agency, California, Essential Housing Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A	5.000	02/01/50	6,973,473
4,495,000	(d)	California Community Housing Agency, California, Essential Housing Revenue Bonds, Summit at Sausalito Apartments, Series 2021A-2	4.000	02/01/50	3,462,898
38,790,000	(d)	California Community Housing Agency, Workforce Housing Revenue Bonds, Annadel Apartments, Series 2019A	5.000	04/01/49	33,059,313
15,000,000		California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Fresno County Tobacco Funding Corporation, Subordinate Turbo Capital Series 2006A	0.000	06/01/46	3,891,631
14,700,000		California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Golden Gate Tobacco Funding Corporation, Turbo, Series 2007A	0.000	06/01/57	2,373,562
33,000,000		California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2020B-2	0.000	06/01/55	6,328,522
65,000,000		California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Stanislaus County Tobacco Funding Corporation, Series 2006A	0.000	06/01/46	15,655,061
28,600,000		California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Stanislaus County Tobacco Funding Corporation, Subordinate Turbo Capital Appreciation Series 2006B	0.000	06/01/46	6,888,227
31,865,000	(d)	California Enterprise Development Authority, Charter School Revenue Bonds, Norton Science and Language Academy Project, Series 2020	6.250	07/01/58	32,871,870
5,000,000	(f)	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Health System, Series 2021A, (UB)	4.000	08/15/48	4,708,191
29,910,000	(f)	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Health System, Series 2021A - BAM Insured, (UB)	4.000	08/15/48	29,719,892
10,000,000		California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanente System, Series 2017A-2	4.000	11/01/44	9,490,383
12,500,000	(f)	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanente System, Series 2017A-2, (UB)	4.000	11/01/44	11,862,979
2,500,000		California Housing Finance Agency, California, Multifamily Housing Revenue Bonds, Power Station Block 7B, Limited Obligation Senior Series 2024L	5.200	12/01/27	2,534,658
1,585,000	(d)	California Housing Finance Agency, Multifamily Housing Revenue Bonds, Redwood Gardens Apartments, Subordinate Lien Series 2021N-S	4.000	03/01/37	1,327,001
31,400,000	(d)	California Infrastructure and Economic Development Bank, Revenue Bonds, Brightline West Passenger Rail Project, Green Bond Series 2025A, (AMT), (Mandatory Put 1/01/35)	9.500	01/01/65	31,400,320
1,500,000		California Municipal Finance Authority Charter School Revenue Bonds, John Adams Academies, Inc. Project, Series 2015A	5.250	10/01/45	1,470,038
640,000	(d)	California Municipal Finance Authority Charter School Revenue Bonds, River Charter Schools Project, Series 2018A	5.500	06/01/38	642,395
1,595,000	(d)	California Municipal Finance Authority Charter School Revenue Bonds, River Charter Schools Project, Series 2018A	5.500	06/01/48	1,571,906
1,550,000	(d)	California Municipal Finance Authority Charter School Revenue Bonds, River Charter Schools Project, Series 2018A	5.500	06/01/53	1,514,113
1,000,000	(d)	California Municipal Finance Authority, Educational Facilities Revenue Bonds, Westside Neighborhood School Project, Series 2024	6.200	06/15/54	1,066,863
2,300,000	(d)	California Municipal Finance Authority, Educational Facilities Revenue Bonds, Westside Neighborhood School Project, Series 2024	6.375	06/15/64	2,470,544
2,830,000	(d)	California Municipal Finance Authority, Revenue Bonds, American Musical and Dramatic Academy Inc. AMDA Inc Project, Taxable Series 2023B	9.500	07/01/30	2,932,692

10	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		CALIFORNIA (continued)
$14,275,000		California Municipal Finance Authority, Revenue Bonds, American Musical and Dramatic Academy Inc., Series 2023A	7.250%	07/01/53	$14,408,326
500,000	(d)	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento Valley & Northern Nevada Project, Series 2012A	6.625	01/01/32	490,900
515,000	(d)	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento Valley & Northern Nevada Project, Series 2012A	6.875	01/01/42	489,313
1,275,000		California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento Valley & Northern Nevada Project, Series 2014A	5.000	01/01/35	1,099,359
1,000,000		California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien Series 2018A - AGM Insured, (AMT)	4.000	12/31/47	887,448
7,000,000	(d)	California Municipal Finance Authority, Revenue Bonds, Simpson University, Series 2020A	6.000	10/01/50	7,046,791
3,720,000		California Municipal Finance Authority, Special Tax Revenue Bonds, Bold Program, Series 2022A	5.250	09/01/52	3,811,692
1,250,000		California Municipal Finance Authority, Special Tax Revenue Bonds, Bold Program, Series 2024B	5.000	09/01/54	1,262,517
2,160,000		California Municipal Finance Authority, Special Tax Revenue Bonds, Community Facilities District 2020-6, County of Placer- PV400, Series 2022	5.250	09/01/52	2,215,946
1,250,000		California Municipal Finance Authority, Special Tax Revenue Bonds, Community Facilities District 2023-11 Improvement Area A Hesperia Silverwood, Series 2024	5.125	09/01/59	1,275,202
5,000,000	(d)	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon Resources Channelside LP Desalination Project, Series 2012, (AMT)	5.000	11/21/45	4,987,570
7,910,000	(d)	California Public Finance Authority, Charter School Lease Revenue Bonds, California Crosspoint Academy Project, Series 2020A	5.125	07/01/55	6,608,841
870,000	(d)	California Public Finance Authority, Charter School Lease Revenue Bonds, Laverne Elementary Preparatory Academy Project, Series 2019A	5.000	06/15/39	840,597
1,000,000	(d)	California Public Finance Authority, Charter School Lease Revenue Bonds, Laverne Elementary Preparatory Academy Project, Series 2019A	5.000	06/15/49	930,589
2,055,000		California Public Finance Authority, Charter School Lease Revenue Bonds, Multicultural Learning Center Project, Series 2017A	6.125	06/15/37	2,084,413
3,025,000		California Public Finance Authority, Charter School Lease Revenue Bonds, Multicultural Learning Center Project, Series 2017A	6.250	06/15/47	3,056,617
20,000,000	(f)	California Public Finance Authority, Revenue Bonds, Sharp HealthCare, Series 2017A, (UB)	4.000	08/01/47	18,916,284
14,570,000		California Public Finance Authority, Senior Living Revenue Bonds, The James, Senior Series 2024A	6.375	06/01/59	13,649,810
1,800,000	(d)	California Public Finance Authority, University Housing Revenue Bonds, National Campus Community Development - Claremont Properties LLC Claremont Colleges Project, Refunding Series 2023A	5.500	07/01/50	1,909,901
2,350,000	(d)	California School Finance Authority Charter School Facility Revenue Bonds, Grimmway Schools-Obligated Group, Series 2016A	5.000	07/01/36	2,366,344
2,360,000	(d)	California School Finance Authority Charter School Facility Revenue Bonds, Grimmway Schools-Obligated Group, Series 2016A	5.000	07/01/46	2,366,793
6,930,000	(d)	California School Finance Authority, California, Charter School Revenue Bonds, Alta Public Schools - Obligated Group, Series 2020A	6.000	06/01/59	6,541,799
650,000	(d)	California School Finance Authority, California, Charter School Revenue Bonds, Alta Public Schools - Obligated Group, Taxable Series 2020B	6.000	06/01/31	597,923

See Notes To Financial Statements	11

Portfolio of Investments March 31, 2025 (continued)

High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		CALIFORNIA (continued)
$2,010,000	(d)	California School Finance Authority, California, Charter School Revenue Bonds, Encore Education Obligated Group, Series 2016A	0.000%	06/01/42	$1,909,500
1,100,000	(d)	California School Finance Authority, California, Charter School Revenue Bonds, Encore Education Obligated Group, Series 2016A	0.000	06/01/52	1,045,000
500,000	(d)	California School Finance Authority, California, Charter School Revenue Bonds, Girls Athletic Leadership School Los Angeles Project, Series 2021A	4.000	06/01/51	374,417
1,390,000	(d)	California School Finance Authority, California, Charter School Revenue Bonds, Girls Athletic Leadership School Los Angeles Project, Series 2021A	4.000	06/01/61	983,510
2,770,000	(d)	California School Finance Authority, California, Charter School Revenue Bonds, Hayward Twin Oaks Montessori Charter School Project, Series 2024A	6.125	06/15/64	2,643,533
5,375,000		California School Finance Authority, California, Charter School Revenue Bonds, TEACH Public Schools Obligated Group, Series 2016A	5.750	06/01/42	5,409,999
5,065,000		California School Finance Authority, California, Charter School Revenue Bonds, TEACH Public Schools Obligated Group, Series 2016A	5.875	06/01/52	5,094,150
1,000,000	(d)	California School Finance Authority, California, Charter School Revenue Bonds, TEACH Public Schools Obligated Group, Series 2019A	5.000	06/01/49	961,718
8,810,000	(d)	California School Finance Authority, Charter School Lease Revenue Bonds, Pathways to College Project, Series 2023A	7.500	06/15/63	9,044,134
1,175,000	(d)	California School Finance Authority, Charter School Revenue Bonds, Arts in Action Charter Schools - Obligated Group, Series 2020A	5.000	06/01/40	1,078,131
1,850,000	(d)	California School Finance Authority, Charter School Revenue Bonds, Arts in Action Charter Schools - Obligated Group, Series 2020A	5.000	06/01/50	1,618,544
2,930,000	(d)	California School Finance Authority, Charter School Revenue Bonds, CIty Charter School Obligated Group, Series 2016A	5.000	06/01/52	2,719,805
875,000	(d),(h)	California School Finance Authority, Charter School Revenue Bonds, Escuela Popular Charter School, Series 2017, (Pre- refunded 7/01/27)	6.250	07/01/37	931,289
375,000	(d)	California School Finance Authority, Charter School Revenue Bonds, Escuela Popular Charter School, Series 2017	6.250	07/01/37	382,288
2,940,000	(d),(h)	California School Finance Authority, Charter School Revenue Bonds, Escuela Popular Charter School, Series 2017, (Pre- refunded 7/01/27)	6.500	07/01/50	3,140,322
1,885,000	(d)	California School Finance Authority, Charter School Revenue Bonds, Escuela Popular Charter School, Series 2017	6.500	07/01/50	1,910,324
1,680,000	(d)	California School Finance Authority, Charter School Revenue Bonds, Kepler Neighborhood School, Series 2017A	5.875	05/01/47	1,685,892
1,165,000	(d)	California School Finance Authority, Charter School Revenue Bonds, Larchmont Charter School Project , Series 2018A	5.000	06/01/43	1,145,400
6,865,000	(d)	California School Finance Authority, Charter School Revenue Bonds, Russell Westbrook Why Not? Academy ? Obligated Group, Series 2021A	4.000	06/01/41	5,808,614
3,000,000	(d)	California School Finance Authority, Charter School Revenue Bonds, Russell Westbrook Why Not? Academy ? Obligated Group, Series 2021A	4.000	06/01/51	2,326,105
1,600,000		California School Finance Authority, Charter School Revenue Bonds, Santa Clarita Valley International School Project, Series 2021A	4.000	06/01/51	1,162,680
10,000,000	(d)	California School Finance Authority, Charter School Revenue Bonds, Scholarship Prep Public Schools ? Obligated Group, Series 2020A	5.000	06/01/60	8,770,761
3,615,000	(d)	California School Finance Authority, Charter School Revenue Bonds, Urban Discovery Academy Project, Series 2024A	7.000	06/01/54	3,510,901
375,000	(d)	California School Finance Authority, Charter School Revenue Bonds, Urban Discovery Academy Project, Series 2024B	9.000	06/01/34	380,243

12	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		CALIFORNIA (continued)
$4,810,000	(d)	California School Finance Authority, Charter School Revenue Bonds, Valley International Preparatory High School Project, Series 2022A	5.125%	03/01/52	$3,630,846
3,750,000	(d)	California School Finance Authority, Charter School Revenue Bonds, Valley International Preparatory High School Project, Series 2022A	5.250	03/01/62	2,773,112
1,280,000	(d)	California School Finance Authority, School Facility Revenue Bonds, Value Schools, Series 2016A	5.750	07/01/41	1,293,591
2,250,000	(d)	California School Finance Authority, School Facility Revenue Bonds, Value Schools, Series 2016A	6.000	07/01/51	2,273,163
3,000,000	(f)	California State, General Obligation Bonds, Refunding Various Purpose Series 2021	3.000	12/01/46	2,379,550
1,000,000		California State, General Obligation Bonds, Refunding Various Purpose Series 2021	3.000	12/01/49	770,712
500,000		California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A	5.250	12/01/34	500,304
15,470,000		California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A	5.250	12/01/44	15,474,358
49,220,000		California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A	5.500	12/01/54	49,234,338
12,090,000	(d)	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A	5.000	12/01/41	12,130,330
1,620,000	(d)	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A	5.000	12/01/46	1,606,059
33,955,000	(d)	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A	5.250	12/01/56	33,996,116
2,000,000	(d)	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2018A	5.500	12/01/58	2,034,944
8,150,000	(d)	California Statewide Communities Development Authority, Revenue Bonds, Lancer Educational Student Housing Project, Refunding Series 2016A	5.000	06/01/46	7,950,763
3,245,000		California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 2015-2 Rio Bravo, Series 2015A	5.375	09/01/35	3,261,343
3,285,000		California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 2015-2 Rio Bravo, Series 2015A	5.625	09/01/45	3,297,537
2,665,000		California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 2016-02 Delta Coves, Series 2022	5.500	09/01/52	2,770,091
1,860,000		California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2011A	8.000	09/02/41	1,791,433
4,624	(c),(e)	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A	5.750	12/31/25	4,624
22,290	(c),(e)	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A	5.750	07/01/30	22,290
32,817	(c),(e)	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A	5.750	07/01/35	32,817
28,423	(c),(e)	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A	5.500	07/01/39	28,422

See Notes To Financial Statements	13

Portfolio of Investments March 31, 2025 (continued)

High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		CALIFORNIA (continued)
$5,706	(c),(e)	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005H	5.750%	07/01/25	$5,706
5,000,000	(f)	Central Unified School District, Fresno County, California, General Obligation Bonds, 2020 Election Series 2021A - AGM Insured	4.000	08/01/48	4,795,491
1,000,000	(d)	CMFA Special Finance Agency XII, California, Essential Housing Revenue Bonds, Allure Apartments Project, Series 2022A-2	3.250	02/01/57	721,976
3,250,000	(d)	CMFA Special Finance Agency, California, Essential Housing Revenue Bonds, Latitude 33, Senior Series 2021A-1	3.000	12/01/56	2,200,506
3,290,000	(d)	CMFA Special Financing Agency VIII, California, Essential Housing Revenue Bonds, Elan Huntington Beach, Senior Lien Series 2021A-1	3.000	08/01/56	2,224,408
95,000		Compton Public Finance Authority, California, Lease Revenue Bonds, Refunding & Various Capital Projects, Series 2008 - AMBAC Insured	5.250	09/01/27	95,085
1,000,000		County of Sacramento, California, McClellan Park Community Facilities District No. 2004-1 Special Tax Bonds Series 2017	5.000	09/01/35	1,016,167
51,840,000	(d)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Altana Glendale, Series 2021A-2	4.000	10/01/56	40,164,631
11,700,000	(d)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Center City Anaheim, Series 2020A	5.000	01/01/54	9,849,851
8,000,000	(d)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Escondido Portfolio, Social Senior Lien Series 2021A-2	4.000	06/01/58	6,357,133
5,025,000	(d)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Jefferson-Anaheim Series 2021A-2	3.125	08/01/56	3,783,959
2,095,000	(d)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Moda at Monrovia Station, Social Series 2021A-1	3.400	10/01/46	1,648,831
8,000,000	(d)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Moda at Monrovia Station, Social Series 2021A-2	4.000	10/01/56	6,149,343
9,735,000	(d)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Monterrey Station Apartments, Series 2021B	4.000	07/01/58	6,616,947
2,040,000	(d)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Oceanaire-Long Beach, Social Series 2021A-2	4.000	09/01/56	1,527,185
5,000,000	(d)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Orange City Portfolio, Senior Lien Series 2021A-2	3.000	03/01/57	3,416,337
2,990,000	(d)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Parallel-Anaheim Series 2021A	4.000	08/01/56	2,641,652
4,825,000	(d)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Pasadena Portfolio Social Bond, Mezzanine Senior Series 2021B	4.000	12/01/56	3,625,488
995,000	(d)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Towne-Glendale, Mezzanine Lien Social Series 2022B	5.000	09/01/37	986,399
4,375,000	(d)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Vineyard Gardens Apartments, Senior Lien Series 2021A	3.250	10/01/58	2,983,811
21,000,000	(d)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Mezzanine Lien Series 2021B	4.000	06/01/57	6,445,198
9,400,000	(d)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Senior Lien Series 2021A-2	3.125	06/01/57	5,691,953
34,280,000		CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Wood Creek Apartments, Mezzanine Lien Series 2021A-2	4.000	12/01/58	25,452,201

14	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		CALIFORNIA (continued)
$8,030,000		CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Wood Creek Apartments, Mezzanine Lien Series 2021B	4.000%	12/01/59	$5,096,561
30,000		CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Wood Creek Apartments, Senior Lien Series 2021A-1	3.000	12/01/49	20,175
15,035,000		Downey Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2022 Series 2023A	4.000	08/01/52	14,244,566
10,000,000	(f)	Dublin Unified School District, Alameda County, California, General Obligation Bonds, Election 2020 Series 2023B	4.125	08/01/49	9,829,191
3,460,000		Fairfield, California, Special Tax Bonds, Community Facilities District 2007-1 Fairfield Commons Project, Series 2008	6.875	09/01/38	3,500,656
2,295,000		Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2021A	4.000	01/15/46	2,187,112
2,500,000		Fresno Unified School District, Fresno County, California, General Obligation Bonds, Election 2020 Series 2021A	3.000	08/01/55	1,788,003
4,715,000		Glendale Community College District, Los Angeles County, California, General Obligation Bonds, Election 2016 Taxable Refunding Series 2020B	0.000	02/01/45	1,870,950
4,095,000	(f)	Glendale Community College District, Los Angeles County, California, General Obligation Bonds, Election 2016 Taxable Refunding Series 2020B	4.000	08/01/50	3,887,703
700,765,000		Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-2	0.000	06/01/66	75,466,995
6,000,000		Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2022A-1	5.000	06/01/51	6,074,209
5,760,000		Independent Cities Finance Authority, California, Mobile Home Park Revenue Bonds, Augusta Communities Mobile Home Park, Refunding Series 2022A	5.250	05/15/56	5,923,180
160,000		Indio Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Subordinate Lien Refunding Series 2008A	5.250	08/15/28	160,397
61,000,000		Inland Empire Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Series 2007C-1.Turbo Capital Appreciation	0.000	06/01/36	28,444,947
187,500,000		Inland Empire Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Series 2007C-2. Turbo Capital Appreciation	0.000	06/01/47	36,895,987
1,945,000		Lathrop, California, Special Tax Bonds, Community Facilities District 2018-1 Central Lathrop Specific Plan Improvement Areas 1, Series 2019	5.400	09/01/38	1,963,498
3,095,000		Lathrop, California, Special Tax Bonds, Community Facilities District 2018-1 Central Lathrop Specific Plan Improvement Areas 1, Series 2019	5.500	09/01/43	3,100,518
4,830,000		Lathrop, California, Special Tax Bonds, Community Facilities District 2018-1 Central Lathrop Specific Plan Improvement Areas 1, Series 2019	5.600	09/01/49	4,837,618
1,945,000		Lathrop, California, Special Tax Bonds, Community Facilities District 2018-1 Central Lathrop Specific Plan Improvement Areas 2, Series 2019	5.500	09/01/43	1,948,467
3,665,000		Lathrop, California, Special Tax Bonds, Community Facilities District 2018-1 Central Lathrop Specific Plan Improvement Areas 2, Series 2019	5.600	09/01/49	3,670,781
2,410,000		Lathrop, California, Special Tax Bonds, Community Facilities District 2018-1 Central Lathrop Specific Plan Improvement Areas 3, Series 2019	5.400	09/01/38	2,432,921
3,820,000		Lathrop, California, Special Tax Bonds, Community Facilities District 2018-1 Central Lathrop Specific Plan Improvement Areas 3, Series 2019	5.500	09/01/43	3,826,810
7,205,000		Lathrop, California, Special Tax Bonds, Community Facilities District 2018-1 Central Lathrop Specific Plan Improvement Areas 3, Series 2019	5.600	09/01/49	7,221,948

See Notes To Financial Statements	15

Portfolio of Investments March 31, 2025 (continued)

High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		CALIFORNIA (continued)
$835,000		Lathrop, California, Special Tax Bonds, Community Facilities District 2018-1, Central Lathrop Specific Plan Improvement Areas 4, Series 2019	5.400%	09/01/38	$842,941
1,335,000		Lathrop, California, Special Tax Bonds, Community Facilities District 2018-1, Central Lathrop Specific Plan Improvement Areas 4, Series 2019	5.500	09/01/43	1,337,380
2,515,000		Lathrop, California, Special Tax Bonds, Community Facilities District 2018-1, Central Lathrop Specific Plan Improvement Areas 4, Series 2019	5.600	09/01/49	2,518,967
5,000,000		Lennox School District, Los Angeles County, California, General Obligation Bonds, Election 2016 Series 2017 - AGM Insured	4.000	08/01/47	4,804,898
20,925,000	(f),(g)	Long Beach Community College District, California, General Obligation Bonds, Refunding 2008 Election Series 2012B - BAM Insured, (UB)	0.000	08/01/49	14,036,444
32,355,000	(f)	Long Beach Unified School District, Los Angeles County, California, General Obligation Bonds, Election of 2016, Series 2017A-BAM Insured, (UB)	4.000	08/01/45	31,348,093
8,000,000	(f)	Long Beach Unified School District, Los Angeles County, California, General Obligation Bonds, Election of 2016, Series 2023C	4.000	08/01/53	7,580,238
1,765,000		Los Alamitos Unified School District, Orange County, California, Certificates of Participation, Series 2012	6.050	08/01/42	1,925,146
6,665,000	(f)	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Refunding Subordinate Green Series 2025A, (AMT), (UB)	5.500	05/15/55	7,098,252
3,000,000		Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Refunding Subordinate Lien Private Activity Series 2021A, (AMT)	5.000	05/15/51	3,021,645
2,000,000		Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Refunding Subordinate Series 2022G, (AMT)	4.000	05/15/47	1,783,428
13,600,000	(f)	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Senior Lien Series 2020C, (AMT), (UB)	4.000	05/15/50	11,965,640
10,000,000	(f)	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Senior Series 2022H, (AMT), (UB)	5.000	05/15/47	10,157,404
5,950,000	(f)	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2016B, (AMT), (UB)	5.000	05/15/46	5,955,101
10,000,000	(f)	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2018A, (AMT), (UB)	5.250	05/15/48	10,146,268
7,500,000	(f)	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2019E, (UB)	5.000	05/15/49	7,715,093
12,125,000	(f)	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2021D, (AMT), (UB)	5.000	05/15/46	12,298,059
1,750,000		Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2022A, (AMT)	4.000	05/15/49	1,542,511
3,902,112	(e)	Northstar Community Services District, California, Special Tax Bonds, Community Facilities District 1, Refunding Series 2005	1.908	09/01/28	1,092,591
2,305,000	(g)	Orland Joint Unified School District, Glenn and Tehama Counties, California, General Obligation Bonds, 2008 Election, Series 2012B	0.000	08/01/51	1,787,856
970,000	(g)	Orland Joint Unified School District, Glenn and Tehama Counties, California, General Obligation Bonds, 2008 Election, Series 2013C	0.000	08/01/43	719,013
7,730,000		Oroville, California, Revenue Bonds, Oroville Hospital Series 2019	5.250	04/01/39	6,209,545
1,000,000		Oroville, California, Revenue Bonds, Oroville Hospital Series 2019	5.250	04/01/49	796,975

16	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		CALIFORNIA (continued)
$7,250,000		Oroville, California, Revenue Bonds, Oroville Hospital Series 2019	5.250%	04/01/54	$5,647,134
1,230,000		Palmdale Community Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment Project Areas, Series 2002 - AMBAC Insured	0.000	12/01/31	965,196
1,225,000		Palmdale Community Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment Project Areas, Series 2002 - AMBAC Insured	0.000	12/01/32	919,808
2,985,000		River Delta Unified School District, Sacramento and Solano Counties, California, General Obligation Bonds, School Faciliteis Improvement District 2, Election 2004 Series 2008 - AGM Insured	0.000	04/01/48	1,034,284
4,165,000		River Islands Public Financing Authority, California, Special Tax Bonds, Community Facilities District 2003-1 Improvement Area 1, Subordinate Series 2022B-2	5.000	09/01/42	4,213,763
3,000,000		River Islands Public Financing Authority, California, Special Tax Bonds, Community Facilities District 2003-1 Improvement Area 1, Subordinate Series 2022B-2	5.250	09/01/47	3,055,263
5,410,000		River Islands Public Financing Authority, California, Special Tax Bonds, Community Facilities District 2003-1 Improvement Area 1, Subordinate Series 2022B-2	5.000	09/01/52	5,307,136
7,100,000		Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Interstate 215 Corridor Redevelopment Project Area, 2nd Lien Series 2011E	0.000	12/01/41	3,282,481
7,075,000		Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Interstate 215 Corridor Redevelopment Project Area, 2nd Lien Series 2011E	0.000	12/01/42	3,079,479
7,050,000		Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Interstate 215 Corridor Redevelopment Project Area, 2nd Lien Series 2011E	0.000	12/01/43	2,909,096
5,600,000		Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Interstate 215 Corridor Redevelopment Project Area, 2nd Lien Series 2011E	0.000	12/01/44	2,194,880
20,000,000	(f)	Riverside County Transportation Commission, California, Toll Revenue Second Lien Bonds, RCTC 91 Express Lanes, Refunding Series 2021C, (UB)	4.000	06/01/47	18,875,054
550,000		Rocklin Unified School District, Placer County, California, Special Tax Bonds, Community Facilities District 2, Series 2007 - NPFG Insured	0.000	09/01/36	347,371
660,000		Rocklin Unified School District, Placer County, California, Special Tax Bonds, Community Facilities District 2, Series 2007 - NPFG Insured	0.000	09/01/37	395,774
1,000,000		Roseville, California, Special Tax Bonds, Community Facilities District 1 Ranch at Sierra Vista, Public Facilities Series 2023	5.000	09/01/48	1,019,327
3,000,000	(d),(f)	Sacramento City Financing Authority California, Lease Revenue Bonds, Master Lease Program Facilities Projects, Tender Option Bond Trust 2016-XG0100 - AMBAC Insured, (IF)	11.117	12/01/30	4,158,141
2,500,000	(d),(f)	Sacramento City Financing Authority California, Lease Revenue Bonds, Master Lease Program Facilities Projects, Tender Option Bond Trust 2016-XG0100 - AMBAC Insured, (IF)	11.117	12/01/30	3,465,117
6,580,000	(d),(f)	Sacramento City Financing Authority California, Lease Revenue Bonds, Master Lease Program Facilities Projects, Tender Option Bond Trust 2016-XG0100 - AMBAC Insured, (IF)	11.117	12/01/33	10,018,813
4,340,000		Sacramento, California, Special Tax Bonds, Community Facilities District 05-1 College Square, Series 2007	5.900	09/01/37	4,372,183
2,150,000	(d)	Sacramento, California, Special Tax Bonds, Community Facilities District 2018-01 Railyards, Improvements Series 2022	5.250	09/01/42	2,211,067
4,000,000	(d)	Sacramento, California, Special Tax Bonds, Community Facilities District 2018-01 Railyards, Improvements Series 2022	5.250	09/01/47	4,073,684
2,250,000	(d)	Sacramento, California, Special Tax Bonds, Community Facilities District 2018-01 Railyards, Improvements Series 2022	5.375	09/01/52	2,286,370
4,914,000	(d)	San Bernardino City, California, Pension Obligation Bonds, Taxable Series 2020A	6.750	12/15/46	5,027,915
1,725,000		San Bernardino County Financing Authority, California, Revenue Bonds, Courthouse Facilities Project, Series 2007 - NPFG Insured	5.500	06/01/37	1,776,162

See Notes To Financial Statements	17

Portfolio of Investments March 31, 2025 (continued)

High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		CALIFORNIA (continued)
$17,205,000	(f)	San Diego County Regional Airport Authority, California, Airport Revenue Bonds, International Senior Series 2023B, (AMT), (UB)	5.000%	07/01/53	$17,467,911
2,900,000	(f)	San Diego County Regional Airport Authority, California, Airport Revenue Bonds, Subordinate Series 2019B, (AMT), (UB)	4.000	07/01/44	2,657,103
12,840,000	(f)	San Diego County Regional Airport Authority, California, Airport Revenue Bonds, Subordinate Series 2019B, (AMT), (UB)	5.000	07/01/49	12,898,577
23,370,000	(f)	San Diego County Regional Airport Authority, California, Airport Revenue Bonds, Subordinate Series 2021B - AGM Insured, (AMT), (UB)	4.000	07/01/51	20,654,644
10,735,000	(f)	San Diego County Regional Airport Authority, California, Airport Revenue Bonds, Subordinate Series 2021B, (AMT), (UB)	5.000	07/01/51	10,842,453
11,840,000		San Diego County Regional Airport Authority, California, Airport Revenue Bonds, Subordinate Series 2021B, (AMT)	4.000	07/01/56	10,151,882
12,520,000	(f)	San Diego County Regional Airport Authority, California, Airport Revenue Bonds, Subordinate Series 2021B, (AMT), (UB)	5.000	07/01/56	12,589,027
5,435,000		San Francisco Airport Commission, California, Revenue Bonds, San Francisco International Airport, Refunding Second Series 2024A, (AMT)	5.250	05/01/49	5,618,031
17,460,000	(f)	San Francisco Airport Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2022A, (AMT), (UB)	4.000	05/01/52	15,094,156
25,000,000	(f)	San Francisco Airport Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2022A, (AMT), (UB)	5.000	05/01/52	25,236,963
12,000,000	(f)	San Francisco Airport Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2025A, (AMT), (UB)	5.250	05/01/55	12,568,790
23,185,000	(f)	San Francisco Airport Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2025A, (AMT), (UB)	5.500	05/01/55	24,881,287
12,765,000	(f)	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Refunding Second Series 2019A, (AMT), (UB)	5.000	05/01/44	12,922,520
17,000,000	(f)	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Refunding Second Series 2019A, (AMT), (UB)	5.000	05/01/49	17,125,362
43,630,000	(f)	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2018D, (AMT), (UB)	5.000	05/01/48	43,852,565
106,295,000	(f)	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2018D, (AMT), (UB)	5.250	05/01/48	107,741,920
4,000,000		San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2019E, (AMT)	5.000	05/01/50	4,018,771
28,600,000	(f)	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2019E, (AMT), (UB)	5.000	05/01/50	28,734,214
2,000,000	(d)	San Francisco City and County Infrastructure and Revitalization Financing District 1 Treasure Island, California, Tax Increment Revenue Bonds, Facilities Increment Series 2022A	5.000	09/01/52	1,905,454
20,035,000	(f),(g)	San Mateo Union High School District, San Mateo County, California, General Obligation Bonds, Election 2010 Series 2011A - BAM Insured, (UB)	0.000	07/01/51	15,268,247
6,675,000		Santa Clara County Housing Authority, California, Multifamily Housing Revenue Bonds, Blossom River Project, Series 1998A, (AMT)	6.500	09/01/39	6,674,341
7,500,000		Silicon Valley Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Santa Clara County Tobacco Securitization Corporation, Series 2007A	0.000	06/01/47	1,844,150

18	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		CALIFORNIA (continued)
$94,800,000		Silicon Valley Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Santa Clara County Tobacco Securitization Corporation, Turbo Capital Appreciation Series 2007C	0.000%	06/01/56	$9,670,377
10,000,000	(f)	Sweetwater Union High School District, California, General Obligation Bonds, Refunding Series 2016 - BAM Insured, (UB)	4.000	08/01/47	9,637,713
1,725,000	(d)	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities District 16-01, Series 2017	5.500	09/01/27	1,779,624
3,605,000	(d)	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities District 16-01, Series 2017	5.750	09/01/32	3,770,368
4,890,000	(d)	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities District 16-01, Series 2017	6.125	09/01/37	5,095,968
13,145,000	(d)	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities District 16-01, Series 2017	6.250	09/01/47	13,574,538
150,400,000		Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed Bonds, San Diego County Tobacco Asset Securitization Corporation, First Subordinate CABs, Series 2006B	0.000	06/01/46	37,124,330
27,875,000	(f)	University of California Regents, Medical Center Pooled Revenue Bonds, Series 2022P, (UB)	4.000	05/15/53	26,029,393
4,000,000		Walnut Creek School District, Contra Costa County, California, General Obligation Bonds, Election 2022 Series 2023A	4.000	09/01/52	3,777,170

		TOTAL CALIFORNIA			1,755,430,788

		COLORADO - 12.1%
4,000,000		Aerotropolis Regional Transportation Authority, Colorado, Special Revenue Bonds, Series 2021	4.375	12/01/52	3,471,913
16,525,000	(d)	Aerotropolis Regional Transportation Authority, Colorado, Special Revenue Bonds, Series 2024	5.750	12/01/54	17,058,599
464,000		Amber Creek Metropolitan District (In the City of Thornton), Adams County, Colorado, Limited Tax (Convertible to Unlimited Tax), General Obligation Refunding and Improvement Bonds, Series 2017B	7.750	12/15/47	447,960
903,000		Antelope Heights Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Junior Lien Series Series 2021B	5.500	12/15/37	849,399
1,825,000		Arvada West Town Center Business Improvement District, Colorado, General Obligation Bonds, Refunding Series 2015	5.450	12/01/39	1,826,245
500,000		Aurora Crossroads Metropolitan District 2, Colorado, Limited Tax General Obligation Bonds, Series 2020A	5.000	12/01/50	490,665
2,290,000		Aurora Crossroads Metropolitan District 2, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2020B	7.750	12/15/50	2,190,604
129,889,000		Aurora Highlands Community Authority Board, Adams County, Colorado, Special Tax Revenue Bonds, Refunding & Improvement Series 2021A	5.750	12/01/51	121,296,258
4,495,000	(f)	Aurora, Colorado, Sewer Revenue Bonds, Pipeline Interceptor Project, First Lien Series 2023, (UB)	4.000	08/01/53	4,175,190
1,250,000		Aviation Station North Metropolitan District 2, Denver County, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2019A	5.000	12/01/39	1,245,784
5,920,000		Aviation Station North Metropolitan District 2, Denver County, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2019A	5.000	12/01/48	5,634,544
4,279,000		Aviation Station North Metropolitan District 2, Denver County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2019B	7.750	12/15/48	4,194,169
3,192,000		Banning Lewis Ranch Metropolitan District 4, Colorado Springs, El Paso County, Colorado, Limited Tax General Obligation Bonds, Series 2018A	5.750	12/01/48	3,201,677
2,188,000		Banning Lewis Ranch Metropolitan District 5, Colorado Springs, El Paso County, Colorado, Limited Tax General Obligation Bonds, Series 2018A	5.750	12/01/48	2,194,633
2,500,000		Banning Lewis Ranch Regional Metropolitan District, Colorado Springs, El Paso County, Colorado, Limited Tax General Obligation Bonds, Series 2018A	5.375	12/01/48	2,442,072

See Notes To Financial Statements	19

Portfolio of Investments March 31, 2025 (continued)

High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		COLORADO (continued)
$2,396,000		Base Village Metropolitan District 2, Colorado, General Obligation Bonds, Refunding Series 2016A	5.500%	12/01/36	$2,397,401
5,010,000		Base Village Metropolitan District 2, Colorado, General Obligation Bonds, Refunding Series 2016A	5.750	12/01/46	5,011,776
3,800,000		Baseline Metropolitan District 1, In the City and County of Broomfield, Colorado, Special Revenue Bonds, Subordinate Series 2024B	6.750	12/15/54	3,797,127
3,210,000	(d),(g)	Bella Mesa Metropolitan District, Castle Rock, Colorado, Limited Tax General Obligation Bonds, Convertible Capital Appreciation Series 2020A-3	0.000	12/01/49	3,160,099
2,880,000		Belleview Place Metropolitan District, Arapahoe County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2020A-3	5.000	12/01/50	2,675,103
157,000		Belleview Place Metropolitan District, Arapahoe County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2020B-3	8.000	12/15/50	156,185
2,587,000		Belleview Village Metropolitan District, Jefferson County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2020	4.950	12/01/50	2,381,987
6,160,000		Bennett Crossing Metropolitan District, Bennett, Adams County, Colorado, General Obligation Limited Tax Bonds, Series 2020A-3	6.125	12/01/49	6,122,019
3,250,000		Bennett Ranch Metropolitan District 1, Adams County, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Tax Series 2021A	5.000	12/01/41	2,981,115
1,690,000	(d)	Bent Grass Metropolitan District, El Paso County, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2020	5.250	12/01/49	1,610,596
2,312,000		Berkley Shores Metropolitan District, Adams County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2020A-3	5.250	12/01/50	2,125,450
334,000		Bijou Creek Metropolitan District, Arapahoe County, Colorado, General Obligation Limited Tax Bonds, Subordinate Series 2019B	7.750	12/15/49	314,606
1,765,000		Bijou Creek Metropolitan District, Arapahoe County, Colorado, General Obligation Limited Tax Convertible to Unlimited Tax Bonds, Series 2019A	5.000	12/01/49	1,639,044
18,500,000		Bradley Heights Metropolitan District 2, Colorado Springs, El Paso County, Colorado, General Obligation Limited Tax Bonds, Series 2021A-3	4.750	12/01/51	14,263,530
1,845,000	(d)	Bramming Farm Metropolitan District 1, Adams County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Capital Appreciation Series 2015	6.000	12/01/44	1,819,506
1,405,000		Bramming Farm Metropolitan District 1, Adams County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2019B-3	8.500	12/15/49	1,356,027
10,000,000	(f)	Brighton, Colorado, Water Activity Enterprise Revenue Bonds, Water System Project, Series 2025, (UB)	4.000	06/01/50	9,318,709
9,375,000		Broadway Station Metropolitan District 2, Denver City and County, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Series 2019A	5.125	12/01/48	7,632,146
7,075,000	(g)	Broadway Station Metropolitan District 2, Denver City and County, Colorado, General Obligation Limited Tax Bonds, Subordinate (Convertible to Senior) Capital Appreciation (Convertible to Current Interest), Limited Tax (Convertible to Unlimited Tax) Series	0.000	12/01/48	5,455,316
2,582,000		Broadway Station Metropolitan District 3, Denver City and County, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Series 2019A	5.000	12/01/39	2,231,836
5,500,000		Broadway Station Metropolitan District 3, Denver City and County, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Series 2019A	5.000	12/01/49	4,288,994
18,415,000	(g)	Broadway Station Metropolitan District 3, Denver City and County, Colorado, General Obligation Limited Tax Bonds, Subordinate Convertible to Senior Capital Appreciation Series 2019B	0.000	12/01/49	12,519,150

20	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		COLORADO (continued)
$1,138,000		Buffalo Highlands Metropolitan District, Commerce City, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax, Refunding & Improvement Series 2018A	5.250%	12/01/38	$1,122,582
2,250,000		Buffalo Highlands Metropolitan District, Commerce City, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax, Refunding & Improvement Series 2018A	5.375	12/01/48	2,203,667
1,226,000		Buffalo Highlands Metropolitan District, Commerce City, Colorado, Limited Tax General Obligation Bonds, Refunding Subordinate Series 2018B	7.625	12/15/46	1,196,995
1,284,500		Buffalo Ridge Metropolitan District (In the City of Commerce City), Adams County, Colorado, General Obligation Refunding and Improvement Bonds, Series 2018B	7.375	12/15/47	1,288,054
2,400,000		Canyons Metropolitan District 5, Douglas County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Subordinate Refunding Series 2024B - BAM Insured	6.500	12/01/54	2,451,686
3,162,500		Carousel Farms Metropolitan District, Town of Parker, Douglas County, Colorado, General Obligation Limited Tax Bonds, Series 2021A	5.375	12/01/51	2,743,228
4,905,000		Carriage Hills Metropolitan District, Frederick, Colorado, Limited Tax General Obligation Bonds, Series 2018A	5.500	12/01/47	4,884,308
4,495,000		Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Improvement Series 2018	5.250	12/01/48	4,323,060
21,270,000	(d)	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2017	5.000	12/01/47	19,894,210
12,875,000		Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2020A	5.000	12/01/51	11,771,699
6,000,000		Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Improvement Bonds, Series 2022	6.500	12/01/53	6,121,127
3,851,000		Cherry Creek Corporate Center Metropolitan District, Arapahoe County, Colorado, Revenue Bonds, Refunding Senior Lien Series 2015A	5.000	06/01/37	3,775,600
1,276,000		Cherry Creek Corporate Center Metropolitan District, Arapahoe County, Colorado, Revenue Bonds, Refunding Subordinate Lien Series 2016B	8.000	06/15/37	1,251,087
1,370,000		Cherry Hills City Metropolitan District, Arapahoe County, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Tax Series 2020A-3	5.000	12/01/47	1,306,970
1,450,000		Citadel on Colfax Business Improvement District, Aurora, Colorado, Special Revenue and Tax Supported Bonds, Senior Series 2020A	5.350	12/01/50	1,366,777
1,035,000		City Center West Residential Metropolitan District 2, Greeley, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax, Series 2019A	5.000	12/01/49	954,607
700,000		Clear Creek Transit Metropolitan District 2, Adams County, Colorado, Revenue Supported Limited Tax General Obligation Bonds, Series 2021A	5.000	12/01/50	521,429
2,250,000		Colliers Hill Metropolitan District 2, Erie, Weld County, Colorado, General Obligation Limited Tax Bonds, Taxable Refunding Subordinate Series 2022B-1 - BAM Insured	5.750	12/15/47	2,193,141
3,500,000		Colorado Crossing Metropolitan District 2, Colorado Springs, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2020A-1	5.000	12/01/50	3,282,903
4,350,000		Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds World Compass Academy Project, Series 2017	5.375	10/01/37	3,941,472
8,925,000		Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds World Compass Academy Project, Series 2017	5.500	10/01/47	7,830,724
6,625,000		Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds World Compass Academy Project, Series 2017	5.625	10/01/52	5,897,417
1,350,000	(d)	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Aspen Ridge School Project, Series 2015A	5.250	07/01/46	1,350,365

See Notes To Financial Statements	21

Portfolio of Investments March 31, 2025 (continued)

High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		COLORADO (continued)
$1,750,000		Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Community Leadership Academy Project, Series 2008	6.500%	07/01/38	$1,752,108
1,000,000	(d)	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Loveland Classical Schools Project, Series 2016	5.000	07/01/46	967,467
350,000	(d)	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, New Summit Charter Academy Project, Series 2021A	4.000	07/01/51	267,277
7,745,000		Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Thomas MacLaren State Charter School Project, Refunding & Improvement Series 2020A	5.000	06/01/50	7,538,222
615,000		Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Twin Peaks Charter Academy, Series 2011B	7.500	03/15/35	616,781
500,000	(d)	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, University of Northern Colorado Lab School, Refunding & Improvement Series 2015	5.000	12/15/35	500,963
2,500,000	(d)	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, University of Northern Colorado Lab School, Refunding & Improvement Series 2015	5.000	12/15/45	2,418,601
890,000		Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,Science Technology Engineering and Math School Project, Refunding Series 2014	5.000	11/01/44	856,250
1,055,000		Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,Science Technology Engineering and Math School Project, Refunding Series 2014	5.125	11/01/49	1,020,198
14,650,000	(f)	Colorado Health Facilities Authority, Colorado, Revenue Bonds, AdventHealth Obligated Group, Series 2019A, (UB)	4.000	11/15/43	13,463,644
6,490,000	(f)	Colorado Health Facilities Authority, Colorado, Revenue Bonds, AdventHealth Obligated Group, Series 2021A, (UB)	4.000	11/15/50	5,705,078
7,130,000	(f)	Colorado Health Facilities Authority, Colorado, Revenue Bonds, AdventHealth Obligated Group, Series 2021A	3.000	11/15/51	5,218,547
21,500,000	(e)	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes of the Midwest Obligated Group, Series 2013	8.000	08/01/43	13,713,523
4,085,000	(d),(e)	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes Project, Series 2016	6.125	02/01/46	2,804,258
5,000,000	(f)	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-2	5.000	08/01/44	5,048,963
45,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-2	4.000	08/01/49	39,790
4,100,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2022A	5.250	11/01/52	4,248,302
6,000,000	(f)	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Intermountain Healthcare, Series 2022A, (UB)	5.000	05/15/47	6,261,802
14,000,000	(f)	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Intermountain Healthcare, Series 2022A, (UB)	5.000	05/15/52	14,430,401
335,000	(d),(e)	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sunny Vista Living Center Project, Refunding & Improvement Series 2015A	5.000	12/01/25	310,573
750,000	(d),(e)	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sunny Vista Living Center Project, Refunding & Improvement Series 2015A	5.500	12/01/30	585,794
1,650,000	(d),(e)	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sunny Vista Living Center Project, Refunding & Improvement Series 2015A	5.750	12/01/35	1,163,065
3,600,000	(d),(e)	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sunny Vista Living Center Project, Refunding & Improvement Series 2015A	6.125	12/01/45	2,305,460
5,070,000	(d),(e)	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sunny Vista Living Center Project, Refunding & Improvement Series 2015A	6.250	12/01/50	3,264,895

22	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		COLORADO (continued)
$4,250,000		Colorado High Performance Transportation Enterprise, US 36 and I-25 Managed Lanes Revenue Bonds, Senior Lien Series 2014, (AMT)	5.750%	01/01/44	$4,252,716
31,920,000		Colorado International Center Metropolitan District 14, Denver, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2018	5.875	12/01/46	31,935,392
750,000		Colorado International Center Metropolitan District 3, Aurora, Colorado, General Obligation Limited Tax Bonds, Junior Lien Series 2018C	12.500	12/15/38	742,456
657,000		Colorado International Center Metropolitan District 3, Aurora, Colorado, General Obligation Limited Tax Bonds, Series 2018B	7.500	12/15/38	646,596
15,070,000		Colorado International Center Metropolitan District 4, Adams County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Refunding & Improvement Convertible Capital Appreciation Series 2019A-2	6.250	12/01/48	15,289,909
1,996,000		Colorado International Center Metropolitan District 4, Adams County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Subordinate Series 2019B-2	8.750	12/15/48	1,970,631
30,925,000	(g)	Colorado International Center Metropolitan District 4, Adams County, Colorado, Limited Tax General Obligation and Special Revenue Refunding and Improvement Convertible Capital Appreciation Bonds, Series 2019A-1	0.000	12/01/47	29,894,480
13,000,000		Colorado International Center Metropolitan District 8, Adams County, Colorado, Limited Tax General Obligation Bonds, Series 2020	6.500	12/01/50	12,585,373
3,715,000	(e)	Colorado Springs Urban Renewal Authority, Colorado, Senior Special Revenue Bonds, Canyon Creek Project, Series 2018A	5.750	12/01/47	2,989,393
1,086,000	(e)	Colorado Springs Urban Renewal Authority, Colorado, Senior Special Revenue Bonds, Canyon Creek Project, Series 2018B	8.125	12/15/47	833,132
18,000,000	(f)	Colorado Springs, Colorado, Utilities System Revenue Bonds, Improvement Series 2023A, (UB)	5.250	11/15/53	19,187,458
3,160,000		Colorado Tech Center Metropolitan District, Louisville, Colorado, General Obligaiton Bonds, Series 2018	6.000	12/01/47	2,979,946
1,495,000		Commons at East Creek Metropolitan District, Arapahoe County, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Tax Series 2020A-3	5.000	12/01/50	1,328,707
4,405,000		Confluence Metropolitan District, Eagle County, Colorado, Limited Tax Supported Revenue Bonds, Subordinate Series 2021B	5.500	12/15/50	4,000,437
1,755,000		Constitution Heights Metropolitan District, El Paso County, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2020	5.000	12/01/49	1,645,449
1,325,000		Copperleaf Metropolitan District 3, Arapahoe County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2021B	5.500	12/15/36	1,268,682
725,000		Copperleaf Metropolitan District 6, Arapahoe County, Colorado, Limited Tax, General Obligation Bonds, Subordinate Series 2022B	6.000	12/15/41	721,522
1,910,000		Cornerstar Metropolitan District, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding Series 2017A	5.125	12/01/37	1,898,435
4,600,000		Cornerstar Metropolitan District, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding Series 2017A	5.250	12/01/47	4,491,118
3,846,000		Cornerstar Metropolitan District, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding Series 2017B	5.250	12/01/47	3,745,189
5,185,000	(e)	Cornerstone Metropolitan District 2, Montrose and Ouray Counties, Colorado, Limited Tax General Obligation Refunding Bonds, Series 2010A	8.000	12/01/40	5,192,160
5,000,000		Crossroads Metropolitan District 1, El Paso County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Series 2022	6.500	12/01/51	4,965,868
2,375,000		Crystal Crossing Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2016	5.250	12/01/40	2,382,781

See Notes To Financial Statements	23

Portfolio of Investments March 31, 2025 (continued)

High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		COLORADO (continued)
$4,460,000		Cumberland Green Metropolitan District, El Paso County, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Series 2015	5.250%	12/01/45	$4,366,008
40,580,000		Dawson Trails Metropolitan District 1, Colorado, In The Town of Castle Rock, Limited Tax General Obligation Capital Appreciation Turbo Bonds, Series 2024	0.000	12/01/31	23,643,263
3,410,000		DC Metropolitan District, Denver County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2024A	5.875	12/01/54	3,281,573
1,250,000		DC Metropolitan District, Denver County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2024B	8.000	12/15/54	1,241,015
1,000,000		Del Norte, Colorado, Healthcare Facilities Revenue Bonds, Rio Grande Hospital Refunding Project, Refunding Series 2024	5.700	12/01/49	930,844
1,000,000		Del Norte, Colorado, Healthcare Facilities Revenue Bonds, Rio Grande Hospital Refunding Project, Refunding Series 2024	5.800	12/01/54	934,960
9,000,000	(f)	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2022A, (AMT), (UB)	4.125	11/15/53	8,004,900
7,085,000	(f)	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2022A, (AMT), (UB)	5.500	11/15/53	7,456,867
8,000,000	(f)	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2022D, (AMT), (UB)	5.000	11/15/53	8,099,341
8,200,000	(f)	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2018A, (AMT), (UB)	5.000	12/01/43	8,239,578
28,210,000	(f)	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2018A, (AMT), (UB)	4.000	12/01/48	24,824,146
8,500,000	(f)	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2018A, (AMT), (UB)	5.000	12/01/48	8,516,756
6,000,000	(f)	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2018A, (AMT), (UB)	5.250	12/01/48	6,083,640
15,000,000	(f)	Denver City and County, Colorado, Dedicated Tax Revenue Bonds, Series 2021A, (UB)	4.000	08/01/51	13,710,284
2,659,000		Denver Gateway Center Metropolitan District, In the City and County of Denver, Colorado, General Obligation Limited Tax Bonds, Series 2018A	5.500	12/01/38	2,632,689
6,180,000		Denver Gateway Center Metropolitan District, In the City and County of Denver, Colorado, General Obligation Limited Tax Bonds, Series 2018A	5.625	12/01/48	5,914,821
1,855,000		Denver Gateway Center Metropolitan District, In the City and County of Denver, Colorado, General Obligation Limited Tax Bonds, Subordinate Series 2018B	7.875	12/15/48	1,784,212
1,796,000		Denver International Business Center Metropolitan District 1, Denver, Colorado, General Obligation Bonds, Subordinate Limited Tax Series 2019B	6.000	12/01/48	1,827,954
1,500,000		E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Capital Appreciation Series 2010A	0.000	09/01/41	710,147
70,000		E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B-NPFG Insured	0.000	09/01/30	57,826
500,000		E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B-NPFG Insured	0.000	09/01/31	396,275
500,000		E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B-NPFG Insured	0.000	09/01/33	362,440
20,000		E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A-NPFG Insured	0.000	09/01/28	17,851
1,000,000	(d)	Elbert and Highway 86 Commercial Metropolitan District, Elbert County, Colorado, Special Revenue and Tax Supported Bonds, Refunding & Improvement Senior Series 2021A	5.000	12/01/51	904,099
4,100,000		Erie Highlands Metropolitan District 2, Weld County, Colorado, General Obligation Bonds, Limited Tax Series 2018A	5.250	12/01/48	4,108,663
2,975,000		Erie Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds, Series 2021	4.000	12/01/38	2,514,116
18,000,000	(d)	Falcon Area Water and Wastewater Authority (El Paso County, Colorado), Tap Fee Revenue Bonds, Series 2022A	6.750	12/01/34	17,430,851

24	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		COLORADO (continued)
$2,340,000		Fallbrook Villas Metropolitan District, Thornton, Adams County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2019A	5.250%	12/01/49	$2,285,058
398,000	(d)	Fallbrook Villas Metropolitan District, Thornton, Adams County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2019B	7.750	12/15/49	382,898
695,000		Fiddler’s Business Improvement District, Colorado, Limited Tax General Obligation Bonds, Greenwood Village Project, Series 2022	5.000	12/01/32	711,469
5,800,000		Fiddler’s Business Improvement District, Colorado, Limited Tax General Obligation Bonds, Greenwood Village Project, Series 2022	5.550	12/01/47	5,908,832
3,000		Fitzsimons Village Metropolitan District 1, Arapahoe County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Refunding Series 2020A	5.000	12/01/49	2,887
611,000		Fitzsimons Village Metropolitan District 1, Arapahoe County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Refunding Subordinate Series 2020B	7.000	12/15/49	565,011
14,495,000		Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue Bonds, Series 2014	5.750	12/01/30	14,399,790
34,430,000		Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue Bonds, Series 2014	6.000	12/01/38	33,121,963
5,110,000		Four Corners Business Improvement District, Erie, Boulder County, Colorado, Limited Tax Supported Revenue Bonds, Series 2022	6.000	12/01/52	5,173,566
4,220,000		Fourth North Business Improvement District, Silverthorne, Summit County, Colorado, Special Revenue and Tax Supported Bonds, Refunding & Improvement Senior Series 2022A	5.500	12/01/42	4,209,300
5,780,000		Fourth North Business Improvement District, Silverthorne, Summit County, Colorado, Special Revenue and Tax Supported Bonds, Refunding & Improvement Senior Series 2022A	5.750	12/01/52	5,741,184
2,266,000		Fourth North Business Improvement District, Silverthorne, Summit County, Colorado, Special Revenue and Tax Supported Bonds, Subordinate Series 2022B	8.125	12/15/52	2,284,170
800,000		Frisco, Colorado, Marina Enterprise Revenue Bonds, Series 2019	5.000	12/01/48	754,267
17,145,000		Future Legends Sports Park Business Improvement District, Colorado, Limited Tax General Obligation Bonds Series 2022A and Subordinate Limited Tax General Obligation Bonds Series 2022B	6.000	12/01/52	15,826,020
2,321,000		Future Legends Sports Park Business Improvement District, Colorado, Limited Tax General Obligation Bonds Series 2022A and Subordinate Limited Tax General Obligation Bonds Series 2022B	8.500	12/15/52	2,149,624
3,428,000	(d)	Future Legends Sports Park Metropolitan District 2, Colorado, General Obligation Bonds, Subordinate Series 2020B	7.500	06/03/50	3,079,266
16,375,000	(d)	Future Legends Sports Park Metropolitan District 2, Colorado, Limited Tax General Obligation Bonds, Series 2020A	5.500	06/01/50	14,256,136
2,890,000		Gardens on Havana Metropolitan District 3, Arapahoe County, Colorado, Special Revenue Bonds, Refunding Series 2017A	5.125	12/01/37	2,864,568
2,525,000		Gardens on Havana Metropolitan District 3, Arapahoe County, Colorado, Special Revenue Bonds, Refunding Series 2017A	5.250	12/01/47	2,386,662
1,361,000		Gardens on Havana Metropolitan District 3, Arapahoe County, Colorado, Special Revenue Bonds, Refunding Subordinate Series 2017B	7.750	12/15/47	1,361,742
1,370,000	(d)	Glen Metropolitan District 3, El Paso County, Colorado, General Obligation Limited Tax Bonds, Series 2021	4.250	12/01/51	1,086,058
1,320,000		Glen Metropolitan District. 2, El Paso County, Colorado, General Obligation Limited Tax Bonds, Series 2017	5.000	12/01/47	1,262,609
1,000,000	(d)	Granary Metropolitan District 9, Weld County, Colorado, Special Assessment Revenue Bonds, Special Improvement District 1, Series 2024	5.450	12/01/44	965,890
5,490,000	(d)	Granby Ranch Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2018	5.500	12/01/52	5,346,256

See Notes To Financial Statements	25

Portfolio of Investments March 31, 2025 (continued)

High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		COLORADO (continued)
$3,010,000		Grand Junction Dos Rios General Improvement District, Grand Junction, Mesa County, Colorado, Special Revenue Bonds, Series 2021	4.750%	12/01/51	$2,374,018
8,855,000		Grandview Reserve Metropolitan District, El Paso County, Colorado, Limited Tax General Obligation Senior Bonds, Series 2022A and Limited Tax General Obligation Subordinate Bonds, Series 2022B(3)	6.250	12/01/52	8,518,412
3,165,000		Grandview Reserve Metropolitan District, El Paso County, Colorado, Limited Tax General Obligation Senior Bonds, Series 2022A and Limited Tax General Obligation Subordinate Bonds, Series 2022B(3)	9.000	12/15/52	3,134,271
7,255,000		Green Valley Ranch East Metropolitan District 6, Adams County, Colorado, Limited Tax General Obligation Bonds, Series 2020A-3	5.875	12/01/50	7,248,416
1,930,000	(d)	Greenspire Metropolitan District 1, Weld County, Colorado, General Obligation Limited Tax Bonds, Series 2022	5.125	12/01/51	1,748,420
1,327,000		Haskins Station Metropolitan District, Arvada, Colorado, General Obligation Bonds, Limited Tax Special Revenue Subordinate Series 2019B	8.750	12/15/49	1,195,120
2,000,000		Haymeadow Metropolitan District 1, Eagle County, Colorado, General Obligation Bonds, Subordinate Limited Tax Series 2025A	6.125	12/01/54	2,006,460
1,200,000		Hess Ranch Metropolitan District 5, Parker, Colorado, Special Assessment Revenue Bonds, Special Improvement District 1, Series 2024A-2	6.500	12/01/43	1,235,298
14,810,000	(d)	Hess Ranch Metropolitan District 5, Parker, Colorado, Special Assessment Revenue Bonds, Special Improvement District 2, Series 2024	5.500	12/01/44	14,459,600
4,684,000		Hess Ranch Metropolitan District 6, Parker, Colorado, General Obligation Bonds, Limited Tax Subordinate Series 2020B	8.000	12/15/49	4,399,245
20,140,000	(g)	Hess Ranch Metropolitan District 6, Parker, Colorado, Limited Tax General Obligation Bonds, Convertible Capital Appreciation Series 2020A-2	0.000	12/01/49	17,442,319
13,500,000		Hess Ranch Metropolitan District 6, Parker, Colorado, Limited Tax General Obligation Bonds, Series 2020A-1	5.000	12/01/49	12,217,173
575,000		Highlands Metropolitan District 1, Broomfield City and County, colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2021	5.000	12/01/51	497,318
1,395,000		Highlands-Mead Metropolitan District, Mead, Weld County Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2020A	5.125	12/01/50	1,326,869
1,515,000		Highline Crossing Metropolitan District, In the City of Aurora, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Series 2017A	5.500	12/01/47	1,515,539
336,000		Highline Crossing Metropolitan District, In the City of Aurora, Colorado, General Obligation Limited Tax Bonds, Subordinate Series 2017B	7.750	12/15/47	333,579
725,000	(d)	Hogback Metropolitan District, Jefferson County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2021A	5.000	12/01/41	703,480
1,575,000	(d)	Hogback Metropolitan District, Jefferson County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2021A	5.000	12/01/51	1,483,516
2,345,000		Home Place Metropolitan District, Thornton, Adams County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax Series 2020A	5.750	12/01/50	2,366,284
1,014,000		Iliff Commons Metropolitan District 2, Aurora, Colorado, General Obligation Bonds, Subordinate Limited Tax Series 2020B	6.500	12/15/49	993,664
2,500,000		Independence Metropolitan District 3, Elbert County, Colorado, Limited Tax General Obligation Bonds, Special Revenue Refunding and Improvement Series 2024A	5.375	12/01/54	2,435,800
1,585,000		Independence Water & Sanitation District, Elbert County, Colorado, Special Revenue Bonds, Refunding and Improvement Series 2024	5.125	12/01/33	1,581,627

26	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		COLORADO (continued)
$670,000		Inspiration Metropolitan District, Douglas County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax, Subordinate Series 2021B	5.000%	12/15/36	$608,762
1,610,000		Interquest South Business Improvement District, Colorado Springs, El Paso County, Colorado, Public Improvement Fee Revenue Bonds, Series 2017	5.000	12/01/47	1,544,088
490,000		Iron Mountain Metropolitan District 2, Windsor, Weld County, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2019A	5.000	12/01/39	472,102
1,300,000		Iron Mountain Metropolitan District 2, Windsor, Weld County, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2019A	5.000	12/01/49	1,179,653
16,119,000		Jefferson Center Metropolitan District 1, Arvada, Jefferson County, Colorado, Special Revenue Bonds, Subordinate Series 2020B	5.750	12/15/50	16,215,835
2,510,000		Johnstown North Metropolitan District 2, Johnstown, Colorado, General Obligation Bonds, Refunding & Improvement Series 2022A	7.000	08/15/52	2,560,718
1,000,000		Johnstown Village Metropolitan District 2, Weld County, own of Johnstown, Colorado, General Obligation Limited Tax Bonds, Series 2020A	5.000	12/01/50	868,487
2,500,000		Jones District Community Authority Board, Centennial, Colorado, Special Revenue Convertible Capital Appreciaiton Bonds, Series 2020A	5.750	12/01/50	2,304,055
2,750,000		Kinston Metropolitan District 5, Loveland, Larimer County, Colorado, Limited Tax General Obligation Bonds, Series 2020A	5.125	12/01/50	2,612,064
3,850,000		Kinston Metropolitan District 5, Loveland, Larimer County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2020B	7.500	12/15/52	3,762,150
9,000,000	(d)	Kremmling Memorial Hospital District, Colorado, Certificates of Participation, Series 2024	6.375	12/01/49	8,619,190
3,875,000	(d)	Kremmling Memorial Hospital District, Colorado, Certificates of Participation, Series 2024	6.625	12/01/56	3,740,452
1,500,000		Lafferty Canyon Metropolitan District, Erie, Colorado, Limited Tax General Obligation Bonds, Series 2025A	5.625	12/01/55	1,478,281
2,610,000		Lake of the Rockies Metropolitan District, In the Town of Monument, El Paso County, Colorado, Subordinate General Obligation Limited Tax Bonds, Series 2018B	5.000	08/01/48	2,450,837
371,000		Lake of the Rockies Metropolitan District, In the Town of Monument, El Paso County, Colorado, Subordinate General Obligation Limited Tax Bonds, Series 2018B	7.500	08/01/48	355,732
1,000,000		Lakota Pointe Metropolitan District 1, Winter Park, Colorado, Limited Tax General Obligation Bonds, Series 2025A	6.000	12/01/55	1,005,337
1,080,000		Lanterns Metropolitan District 3, Douglas County, Colorado, General Obligation Bonds, Limited Tax Series 2023A-1	7.250	12/01/53	1,130,760
2,290,000		Larkridge Metropolitan District No. 2, In the City of Thornton, Adams County, Colorado, General Obligation, Limited Tax Convertible to Unlimited Tax, Improvement Bonds, Refunding Series 2019	5.250	12/01/48	2,252,808
10,000,000	(d)	Ledge Rock Center Commercial Metropolitan District (In the Town of Johnstown, Weld County, Colorado), Limited Tax General Obligation Bonds, Series 2022	7.375	11/01/52	10,078,395
3,050,000		Ledge Rock Center Residential Metropolitan District 1, Weld County, Colorado, Limited Tax General Obligation Bonds, Series 2024A	6.375	12/01/54	3,074,575
605,000		Ledge Rock Center Residential Metropolitan District 1, Weld County, Colorado, Subordinate Limited Tax General Obligation Bonds, Series 2024B	8.750	12/15/54	609,329
6,000,000		Legato Community Authority, Colorado, Commerce City Colorado Limited Tax Supported Revenue Bonds District 12 3 & 7 Convertible Capital Appreciation Series 2021A-2	5.000	12/01/51	4,517,691
1,355,000		Legato Community Authority, Colorado, Commerce City Colorado Limited Tax Supported Revenue Bonds District 12 3 & 7 Series 2021A-1	5.000	12/01/41	1,229,410

See Notes To Financial Statements	27

Portfolio of Investments March 31, 2025 (continued)

High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		COLORADO (continued)
$2,060,000		Legato Community Authority, Colorado, Commerce City Limited Tax Supported Revenue Bonds District 12 3 & 7 Series 2021A-1	5.000%	12/01/46	$1,803,238
2,269,000		Legato Community Authority, Colorado, Commerce City Limited Tax Supported Revenue Bonds District 12 3 & 7 Series 2021B	8.250	12/15/51	2,104,798
1,180,000		Lochbuie Station Metropolitan District, Adams County, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Tax Series 2020A	5.750	12/01/50	1,228,272
5,585,000		Mayberry Community Authority, Colorado Springs, El Paso County, Colorado, Special Revenue Bonds, Series 2021A	5.000	04/15/51	4,905,512
1,178,000		Mayfield Metropolitan District, Thornton, Colorado, General Oblgation Bonds, Limited Tax Series 2020A	5.750	12/01/50	1,188,351
1,460,000		Mead Western Meadows Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2018	5.000	12/01/47	1,430,376
1,988,000		Meadowbrook Crossing Metropolitan District, EL Paso County, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2020A	5.250	12/01/49	1,957,266
1,544,000		Meadowlark Metropolitan District, Parker Town, Douglas County, Colorado, Limited Tax General Obligation Bond, Convertible to Unlimited Tax Series 2020A	4.875	12/01/40	1,549,744
750,000		Meadowlark Metropolitan District, Parker Town, Douglas County, Colorado, Limited Tax General Obligation Bond, Convertible to Unlimited Tax Series 2020A	5.125	12/01/50	741,901
1,695,000		Meridian Ranch Metropolitan District 2018, Subdistrict, El Paso County, Colorado, General Obligation Limited Tax Bonds, Series 2022	6.750	12/01/52	1,725,172
3,145,000	(d)	Mineral Business Improvement District, Arapahoe County, Colorado, General Obligation and Special Revenue Bonds, Limited Tax Series 2024A	5.750	12/01/54	3,179,272
10,000		Mountain Shadows Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2016B	7.500	12/15/46	9,766
1,466,000		Mountain Shadows Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2016	5.000	12/01/35	1,470,741
5,180,000		Mountain Shadows Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2016	5.000	12/01/46	5,126,775
2,141,000		Mountain Shadows Metropolitan District, Weld County, Colorado, Limited Tax General Obligation Bonds, Series 2015	5.500	12/01/44	2,147,760
981,000		Mountain Sky Metropolitan District, Fort Lupton, Weld County, Colorado, Limited Tax General Obligation Bonds, Series 2020A	5.000	12/01/49	938,967
609,000		Mountain Sky Metropolitan District, Fort Lupton, Weld County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2020B	7.625	12/15/49	572,369
3,365,000		Mulberry Metropolitan District 2, Fort Collins, Colorado, Limited Tax General Obligation Bonds, Series 2022A	7.000	12/01/52	3,443,545
2,500,000		Mulberry Metropolitan District 2, Fort Collins, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2022B	9.000	12/15/52	2,553,636
3,600,000	(d)	Murphy Creek Metropolitan District 2, Arapahoe County, Colorado, General Obligation Bonds, Convertible to Unlimited Tax, Limited Tax Series 2024A	6.000	12/01/54	3,515,847
2,145,000		Murphy Creek Metropolitan District 5 (In the City of Aurora, Arapahoe County, Colorado), General Obligation Limited Tax Bonds, Series 2022A and Subordinate General Obligation Limited Tax Bonds, Series 2022B(3)	6.000	12/01/52	2,133,790
1,760,000		North Holly Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2018A	5.500	12/01/48	1,763,418
340,000		North Pine Vistas Metropolitan District 3, Castle Pines, Douglas County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2021B - AGM Insured	4.625	12/15/51	282,556
1,516,000		North Range Metropolitan District 2, Adams County, Colorado, Limited Tax General Obligation Bonds, Refunding Special Revenue & Improvement Series 2017A	5.625	12/01/37	1,513,826
10,820,000		North Range Metropolitan District 3, Adams County, Colorado, Limited Tax General Obligation Bonds, Series 2020A-3	5.250	12/01/50	10,829,472
9,710,000		North Vista Highlands Metropolitan District 3, Pueblo County, Colorado, Limited Tax General Obligation Bonds, Series 2020	5.125	12/01/49	9,117,264

28	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		COLORADO (continued)
$2,000,000		Northfield Metropolitan District 2, Fort Collins, Larimer County, Colorado, Limited Tax General Obligation Bonds, Series 2020A	5.000%	12/01/50	$1,784,835
865,000		Northfield Metropolitan District 2, Fort Collins, Larimer County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2020B	7.500	12/15/50	815,016
2,050,000	(d)	Old Towne Metropolitan District, Douglas County, Colorado, General Obligation Bonds, Refunding and Improvement Limited Tax Series 2024	6.000	12/01/53	1,944,600
3,350,000		Orchard Park Place North Metropolitan District, Westminster, Colorado, Limited Tax General Obligation Bonds, Series 2019A	5.250	12/01/48	3,175,388
611,000		Orchard Park Place North Metropolitan District, Westminster, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2019B	7.750	12/15/48	582,732
3,250,000	(d)	Orchard Park Place South Metropolitan District, Adams County, Colorado, General Obligation Bonds, Limited Tax Series 2024	6.000	12/01/54	3,178,352
1,000,000		Overlook Metropolitan District, Parker, Douglas County, Colorado, General Obligation Limited Tax Bonds, Refunding Subordinate Series 2021B-3	5.500	12/15/51	875,062
3,445,000		Overlook Park Metropolitan District, Routt County, Colorado, General Obligation Bonds, Limited Tax Senior Series 2023A	7.250	12/01/53	3,471,440
42,040,000		Painted Prairie Public Improvement Authority, Aurora, Colorado, Special Revenue Bonds, Series 2019	5.000	12/01/49	37,637,214
1,995,000	(d),(g)	Palisade Metropolitan District 2, Broomfield County, Colorado, General Obligation Limited Tax Bonds, Refunding Subordinate Convertible Capital Appreciation Series 2024B	0.000	12/15/54	1,820,769
1,360,000	(d)	Palisade Metropolitan District 2, Broomfield County, Colorado, General Obligation Limited Tax Bonds, Second Subordinate Series 2024C	8.000	12/15/37	1,354,457
1,863,000		Palisade Park West Metropolitan District, Broomfield County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2024B	7.000	12/15/54	1,850,075
3,670,000	(d)	Parkdale Community Authority, Erie County, Colorado, Limited Tax Supported Convertible Capital Appreciation Revenue Bonds, District 2, Series 2024A	7.750	12/01/53	2,971,991
1,392,000	(d)	Parkdale Community Authority, Erie County, Colorado, Limited Tax Supported Convertible Capital Appreciation Revenue Bonds, District 2, Series 2024A	9.000	12/15/53	1,409,686
1,310,000		Parkdale Community Authority, Erie, Colorado, Limited Tax Supported Revenue Bonds, District 1, Series 2020A	5.000	12/01/40	1,245,078
3,335,000		Parkdale Community Authority, Erie, Colorado, Limited Tax Supported Revenue Bonds, District 1, Series 2020A	5.250	12/01/50	3,061,774
1,331,000	(h)	Parker Automotive Metropolitan District (In the Town of Parker, Colorado), General Obligation Bonds, Refunding Series 2016, (Pre-refunded 12/01/26)	5.000	12/01/45	1,369,746
1,500,000	(d)	Peak Metropolitan District 1, Colorado Springs, El Paso County, Colorado, Limited Tax General Obligation Bonds, Series 2021A	5.000	12/01/41	1,360,970
4,600,000	(d)	Peak Metropolitan District 1, Colorado Springs, El Paso County, Colorado, Limited Tax General Obligation Bonds, Series 2021A	5.000	12/01/51	3,935,273
1,652,000	(d)	Peak Metropolitan District 1, Colorado Springs, El Paso County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2021B	7.625	12/15/51	1,520,395
8,060,000		Peak Metropolitan District 3, Colorado Springs, El Paso County, Colorado, Limited Tax General Obligation Bonds, Series 2022A-1	7.500	12/01/52	8,118,314
54,535,000		Peak Metropolitan District 3, Colorado Springs, El Paso County, Colorado, Limited Tax General Obligation Convertible Capital Appreciation Bonds, Series 2022A-2	8.000	12/01/52	36,553,573
1,700,000		Pinery Commercial Metropolitan District 2, Douglas County, Colorado, Special Revenue Bonds, Series 2025	5.750	12/01/54	1,703,975
9,580,000		Pioneer Community Authority Board (Weld County, Colorado), Special Revenue Bonds, Series 2022	6.500	12/01/34	9,183,018
2,000,000	(d)	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding Series 2013	5.000	12/01/40	1,964,815
980,000		Poudre Heights Valley Metropolitan District, Weld County, Colorado, Limited Tax General Obligation Bonds, Series 2024A	5.500	12/01/54	931,618

See Notes To Financial Statements	29

Portfolio of Investments March 31, 2025 (continued)

High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		COLORADO (continued)
$2,990,000		Powers Metropolitan District In the City of Colorado Springs, El Paso County, Colorado, Limited Tax General Obligation Bonds, Series 2018	5.375%	12/01/48	$2,811,362
1,910,000	(d)	Prairie Center Metopolitan District No. 3, In the City of Brighton, Adams County, Colorado, Limited Property Tax Supported Primary Improvements Revenue Bonds, Refunding Series 2017A	5.000	12/15/41	1,911,623
725,000		Prairie Center Metropolitan District 7, Brighton, Adams County, Colorado, Limited Tax General Obligation Bonds, Series 2020	4.875	12/15/44	695,838
3,315,000		Prairie Center Metropolitan District No. 3, In the City of Brighton, Adams County, Colorado, Limited Property Tax Supported Primary Improvements Revenue Bonds, Series 2024A	5.875	12/15/46	3,510,329
2,000,000	(d)	Prairie Corner Metropolitan District, Adams County, Colorado, Limited Tax General Obligation Bonds, Series 2021	4.875	12/01/51	1,687,515
7,237,000	(d)	Prairie Song Metropolitan District 4, Windsor, Colorado, Limited Tax General Obligation Bonds, Series 2021	6.000	12/01/51	6,584,149
500,000		Pronghorn Valley Metropolitan District, Aurora, Colorado, Limited Tax General Obligatoin Bonds, Subordinate Series 2021B	7.250	12/15/51	485,238
20,000,000	(f)	Pueblo County, Colorado, Certificates of Participation, County Judicial Complex Project, Series 2022A, (UB)	5.000	07/01/49	20,697,588
400,000	(d)	Pueblo Urban Renewal Authority, Colorado, Tax Increment Capital Appreciation Revenue Bonds, EVRAZ Project, Series 2021A and Tax Increment Revenue Capital Appreciation Bonds, Series 2021B	0.000	12/01/25	386,266
3,080,000	(d)	Pueblo Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds, EVRAZ Project, Series 2021A	4.750	12/01/45	2,656,638
9,890,000		Raindance Metropolitan District 1, Acting by and through its Water Activity Enterprise In the Town of Windsor, Weld County, Colorado, Non-Potable Water Enterprise Revenue Bonds, Series 2020	5.250	12/01/50	9,656,070
3,475,000		Range View Estates Metropolitan District, Mead, Weld County, Colorado, Limited Tax General Obligation Bonds, Series 2020A	5.000	12/01/49	3,218,215
515,000		Range View Estates Metropolitan District, Mead, Weld County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2020B	7.750	12/15/49	485,096
18,000,000	(d)	Reagan Ranch Metropolitan District 1, Colorado Springs, Colorado, General Obligation Bonds, Limited Tax & Special Revenue, Series 2025	6.125	12/01/54	17,432,172
12,890,000		Reagan Ranch Metropolitan District 1, Colorado Springs, Colorado, General Obligation Bonds, Limited Tax Series 2021-3	5.375	12/01/51	11,181,094
5,340,000		Reata South Metropolitan District, Douglas County, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2018	5.500	12/01/47	5,388,397
1,000,000		Red Barn Metropolitan District, Mead, Colorado, Weld County, Colorado, General Obligation Bond, Limited Tax Convertible to Unlimited Tax, Refunding and Improvement, Series 2025A	5.500	12/01/55	976,023
675,000		Red Barn Metropolitan District, Mead, Colorado, Weld County, Colorado, General Obligation Bond, Subordinate Limited Tax Series 2025B	7.875	12/15/55	669,192
575,000		Red Sky Ranch Metropolitan District, Eagle County, Colorado, General Obligation Bonds, Refunding & Improvement Series 2015	4.750	12/01/35	558,901
3,195,000		Red Sky Ranch Metropolitan District, Eagle County, Colorado, General Obligation Bonds, Refunding & Improvement Series 2015	5.000	12/01/44	3,059,411
15,915,000		Redtail Ridge Metropolitan District, City of Louisville, Boulder County, Colorado, General Obligation Limited Tax Capital Appreciation Turbo Bonds, Series 2025	0.000	12/01/32	9,362,981
3,165,000		Regency Metropolitan District, Douglas County, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2019	5.000	12/01/46	3,032,201
2,295,000		Remuda Ranch Metropolitan District, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2020A	5.000	12/01/50	2,042,508
5,098,000		Reserve Metropolitan District 2, Mount Crested Butte, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2016A	5.000	12/01/45	4,950,484
1,325,000		Reserve Metropolitan District 2, Mount Crested Butte, Colorado, Limited Tax General Obligation Bonds, Series 2016B	5.125	12/01/45	1,307,430

30	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		COLORADO (continued)
$282,000		Richards Farm Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2019B	6.500%	12/15/49	$275,020
7,598,000	(d)	Ridge at Johnstown Metropolitan District 8, Larimer County, Colorado, Special Assessment Revenue Bonds, Special Improvement District 1, Series 2024	5.875	12/01/44	7,251,725
2,500,000		Riverpark Metropolitan District, Arapahoe County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Series 2024	6.375	12/01/54	2,534,123
500,000		Riverview Metropolitan District, Steamboat Springs, Routt County, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Tax Refunding Series 2021	5.000	12/01/51	445,787
6,345,000		Riverwalk Metropolitan District 2, Glendale, Arapahoe County, Colorado, Special Revenue Bonds, Series 2022A	5.000	12/01/52	5,471,392
1,295,000		Rock Metropolitan District, El Paso County, Colorado, Limited Tax General Obligation Bonds, Series 2025A	5.625	12/01/54	1,289,888
550,000		Rock Metropolitan District, El Paso County, Colorado, Limited Tax General Obligation Bonds, Series 2025B	7.875	12/15/54	551,856
2,625,000		RRC Metropolitan District 2, Jefferson County, Colorado, Limited Tax General Obligation Bonds, Series 2021	5.250	12/01/51	2,268,279
5,000,000		Sagebrush Farm Metropolitan District 1, Aurora, Adams County, Colorado, General Obligation Limited Tax Bonds, Series 2022A	6.750	12/01/52	5,205,929
10,000,000		Sagebrush Farm Metropolitan District 1, Aurora, Adams County, Colorado, General Obligation Limited Tax Bonds, Subordinate Series 2024	8.000	12/15/54	10,025,413
2,861,000	(d)	Saint Vrain Lakes Metropolitan District 4, Weld County, Colorado, General Obligation Bonds, Firestone Subordinate Limited Tax Series 2024B	8.750	09/20/54	2,843,427
804,000		Severance Shores Metropolitan District 4, Weld County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2020B	8.250	12/15/49	773,863
2,132,000		Siena Lake Metropolitan District, Gypsum, Colorado, General Obligation Limited Tax Bonds, Series 2021	3.750	12/01/41	1,684,611
7,341,000		Siena Lake Metropolitan District, Gypsum, Colorado, General Obligation Limited Tax Bonds, Series 2021	4.000	12/01/51	5,396,545
1,025,000		Silver Leaf Metropolitan District, Jefferson County, Colorado, General Obligation Limited Tax Bonds, Series 2021A-3	5.250	12/01/50	895,101
859,000		Silver Peaks Metropolitan District No. 2, In the Town of Lochbuie, Weld County, Colorado, Limited Tax General Obligation Subordinate Bonds, Series 2018B	7.250	12/15/47	823,537
2,015,000		Silverstone Metropolitan District 3, Weld County, Colorado, General Obligation and Special Revenue Bonds, Limited Tax Series 2023	7.750	12/01/45	2,050,204
6,000,000	(d)	Sky Ranch Community Authority Board (Arapahoe County, Colorado), Limited Tax Supported District No. 3 Senior Bonds (Tax-Exempt Fixed Rate), Series 2022A and Subordinate Bonds (Tax-Exempt Fixed Rate), Series 2022B(3)	5.750	12/01/52	5,721,724
550,000		Sky Ranch Community Authority Board, Arapahoe County, Colorado, Limited Tax Supported District 1 Revenue Bonds, Subordinate Series 2024B	6.500	12/15/54	549,999
1,820,000		South Aurora Regional Improvement Authority, Aurora, Colorado, Special Revenue Bonds, Series 2018	6.250	12/01/57	1,759,314
1,000,000		South Timnath Metropolitan District No. 1, In the Town of Timnath, Larimer County, Colorado, Limited Tax General Obligation Bonds, Series 2019A	5.500	12/01/48	831,672
2,208,000		South Timnath Metropolitan District No. 1, In the Town of Timnath, Larimer County, Colorado, Subordinate Limited Tax General Obligation Bonds, Series 2019B	8.000	12/15/48	1,894,636
5,890,000		Southwest Timnath Metropolitan District 4, Timnath, Larimer County, Colorado, Limited Tax General Obligation Bonds, Series 2017A	5.375	12/01/47	5,899,957
1,105,000		Southwest Timnath Metropolitan District 4, Timnath, Larimer County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2017B	7.750	12/15/47	1,087,875

See Notes To Financial Statements	31

Portfolio of Investments March 31, 2025 (continued)

High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		COLORADO (continued)
$1,910,000		Spring Valley Metropolitan District 4, Elbert County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2020A	5.000%	12/01/40	$1,773,563
2,270,000		Spring Valley Metropolitan District 4, Elbert County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2020A	5.125	12/01/50	2,005,648
2,500,000	(d),(g)	St. Vrain Lakes Metropolitan District 4, Weld County, Colorado, General Obligation Bonds, Firestone Convertible Capital Appreciation Limited Tax Series 2024A	0.000	09/20/54	1,695,300
1,325,000		St. Vrain Lakes Metropolitan District No. 2, Weld County, Colorado, Limited Tax General Obligation Bonds, Refunding and Improvement Series 2024B	6.375	11/15/54	1,362,272
16,000,000		Sterling Ranch Community Authority Board, Douglas County, Colorado, Limited Tax Supported and Special Revenue Bonds, Special District 3, Series 2022	6.750	12/01/53	16,862,032
1,100,000	(d)	Sterling Ranch Community Authority Board, Douglas County, Colorado, Limited Tax Supported and Special Revenue Bonds, Special District 4 Subdistrict B, Refunding & Improvement Series 2024A	5.750	12/01/54	1,099,592
2,624,000	(d)	Sterling Ranch Community Authority Board, Douglas County, Colorado, Limited Tax Supported and Special Revenue Bonds, Special District 4 Subdistrict B, Refunding & Improvement Subordinate Series 2024B	8.250	12/15/54	2,601,519
4,137,000		Sterling Ranch Community Authority Board, Douglas County, Colorado, Special Improvement Revenue Bonds, Special District 1, Series 2024	5.625	12/01/43	4,217,596
5,000,000		Sterling Ranch Metropolitan District 1, El Paso County, Colorado, General Obligation Limited Tax Bonds, Series 2020	5.125	12/01/50	4,575,977
11,750,000		Sterling Ranch Metropolitan District 2, El Paso County, Colorado, General Obligation Bonds, Limited Tax Convertible Capital Appreciation Series 22	5.750	12/01/51	11,585,653
7,500,000	(e)	Stone Ridge Metropolitan District 2, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited, Series 2007	7.250	12/01/31	1,200,000
2,175,000		Sunlight Metropolitan District, Steamboat Springs, Colorado, Limited Tax General Obligation Bonds, Series 2020	5.000	12/01/50	2,060,201
668,000		The Village at Dry Creek Metropolitan District No. 2, In the City of Thornton, Adams County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Series 2019	4.375	12/01/44	634,461
1,275,000	(d)	Third Creek Metropolitan District 1, Commerce City, Colorado, Limited Tax General Obligation Bonds, Series 2022A-1	4.750	12/01/51	1,006,965
1,730,000		Timberleaf Metropolitan District, Adams County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax Series 2020A	5.750	12/01/50	1,745,202
875,000		Trails at Crowfoot Metropolitan District 3, Parker, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2024B	6.875	12/15/52	865,670
3,400,000	(g)	Transport Metropolitan District 3, In the City of Aurora, Adams County, Colorado, General Obligation Limited Bonds, Convertible Capital Appreciation Series 2021A-2	0.000	12/01/51	2,674,995
7,200,000		Transport Metropolitan District 3, In the City of Aurora, Adams County, Colorado, General Obligation Limited Bonds, Series 2021A-1	5.000	12/01/41	6,136,655
9,985,000		Transport Metropolitan District 3, In the City of Aurora, Adams County, Colorado, General Obligation Limited Bonds, Series 2021A-1	5.000	12/01/51	7,761,471
6,730,000	(d)	Tree Farm Metropolitan District, Eagle County, Colorado, General Obligation Limited Tax Bonds, Series 2021	4.750	12/01/50	5,807,081
3,000,000	(d)	Triview Metropolitan District 4, Colorado, El Paso County, General Obligation Bonds Limited Tax Series 2018	5.750	12/01/48	3,002,957
1,568,000		Two Bridges Metropolitan District, Douglas County, Colorado, General Obligation Limited Tax Bonds, Series 2018A	5.625	08/01/48	1,571,565
9,500,000	(e)	Valagua Metropolitan District, Eagle County, Colorado, General Obligation Limited Tax Bonds, Series 2008	2.325	12/01/37	1,900,000

32	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		COLORADO (continued)
$1,235,000		Velocity Metropolitan District 3, In the City of Aurora, Colorado, Limited Tax General Obligation Bonds, Series 2019	5.125%	12/01/34	$1,212,514
2,870,000		Velocity Metropolitan District 3, In the City of Aurora, Colorado, Limited Tax General Obligation Bonds, Series 2019	5.375	12/01/39	2,850,478
28,555,000		Velocity Metropolitan District 3, In the City of Aurora, Colorado, Limited Tax General Obligation Bonds, Series 2019	5.500	12/01/48	27,846,450
5,000,000		Velocity Metropolitan District 5, In the City of Aurora, Colorado, Limited Tax General Obligation Bonds, Convertible Capital Appreciation Series 2020A-2	6.000	12/01/50	4,102,068
8,000,000		Velocity Metropolitan District 5, In the City of Aurora, Colorado, Limited Tax General Obligation Bonds, Series 2020A-1	5.375	12/01/50	7,587,885
5,275,000	(d)	Ventana Metropolitan District, El Paso County, Colorado, General Obligation Bonds, Limited Tax Refunding and Improvement Series 2023A	6.500	09/01/53	5,473,574
6,500,000	(g)	Verve Metropolitan District 1, Jefferson County and the City and County of Broomfield, Colorado, General Obligation Bonds, Convertible Capital Appreciation Improvement Series 2024A	0.000	12/01/54	4,689,415
3,570,000		Verve Metropolitan District 1, Jefferson County and the City and County of Broomfield, Colorado, General Obligation Bonds, Improvement Limited Tax Series 2023	6.750	12/01/52	3,632,357
2,000,000		Verve Metropolitan District 1, Jefferson County and the City and County of Broomfield, Colorado, General Obligation Bonds, Refunding and Improvement Limited Tax Series 2021	5.000	12/01/51	1,683,333
1,373,000	(d)	Village at Southgate Metropolitan District, Adams County, Colorado, Limited Tax General Obligation Bonds, Series 2018A	5.625	12/01/48	1,373,605
380,000	(d)	Village at Southgate Metropolitan District, Adams County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2018B	7.750	12/15/40	367,901
3,800,000		Village East Community Metropolitan District, Frederick, Weld County, Colorado, Limited Tax General Obligation Bonds, Series 2020A	5.250	12/01/50	3,517,073
586,000		Village East Community Metropolitan District, Frederick, Weld County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2020B	8.125	12/15/50	560,445
1,575,000		Village East Metropolitan District 3, Weld County, Colorado, General Obligation Limited Tax Bonds, Series 2017A	5.000	12/01/46	1,505,018
143,000		Village East Metropolitan District 3, Weld County, Colorado, General Obligation Limited Tax Bonds, Subordinate Series 2017B	7.750	12/15/46	138,017
12,435,000		Villages at Johnstown Metropolitan District 7, Johnstown, Colorado, Limited Tax General Obligation Bonds, Series 2022A(3)	6.250	12/01/52	12,560,017
2,265,000		Waterfall Metropolitan District 1, Larimer County, Colorado, Limited Tax General Obligation Bonds, Refunding Senior Series 2022A	5.250	12/01/52	2,121,269
3,000,000		Waterfront At Foster Lake Metropolitan District 2, Weld County, Colorado, Limited Tax Senior General Obligation Bonds, Series 2022A3-1	5.000	12/01/51	2,569,985
500,000		Waterfront at Foster Lake Metropolitan District 2, Weld County, Colorado, Special Revenue Bonds, Series 2022	4.625	12/01/28	487,034
5,500,000		Waterview II Metropolitan District, El Paso County, Colorado, Limited Tax General Obligation Bonds, Series 2022A	5.000	12/01/51	5,151,100
2,200,000		West Globeville Metropolitan District 1, Denver, Colorado, General Obligation Limited Tax Bonds, Series 2022	6.250	12/01/32	2,170,779
21,650,000		West Globeville Metropolitan District 1, Denver, Colorado, General Obligation Limited Tax Bonds, Series 2022	6.750	12/01/52	20,688,601
40,050,000	(d)	West Globeville Metropolitan District 1, Denver, Colorado, General Obligation Limited Tax Bonds, Series 2024A-2	8.000	12/01/54	23,311,543
10,895,000	(d)	West Globeville Metropolitan District 1, Denver, Colorado, Special Assessment Revenue Bonds, Special Improvement District 1, Series 2024	5.750	12/01/44	10,629,931
1,277,000		Westcreek Metropolitan District 2, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2019A	5.375	12/01/48	1,260,658

See Notes To Financial Statements	33

Portfolio of Investments March 31, 2025 (continued)

High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		COLORADO (continued)
$1,000,000	(g)	Westerly Metropolitan District 4, Weld County, Colorado, General Obligation Limited Tax Bonds, Convertible Capital Appreciation Bonds, Series 2021A-2	0.000%	12/01/50	$909,956
750,000		Westerly Metropolitan District 4, Weld County, Colorado, General Obligation Limited Tax Bonds, Series 2021A-1	5.000	12/01/40	743,161
1,000,000		Westerly Metropolitan District 4, Weld County, Colorado, General Obligation Limited Tax Bonds, Series 2021A-1	5.000	12/01/50	966,108
5,355,000		Westgate Metropolitan District, Colorado Springs, El Paso County, Colorado, General Obligation Limited Tax Bonds, Series 2022	5.125	12/01/51	4,496,362
1,920,000		Westview Metropolitan District, Weld County, Colorado, General Obligation Limited Tax Bonds, Series 2019A	5.125	12/01/49	1,810,145
313,000		Westview Metropolitan District, Weld County, Colorado, General Obligation Limited Tax Bonds, Subordinate Series 2019B	7.750	12/15/49	298,895
4,600,000	(d)	Westwood Metropolitan District, Thornton, Adams County, Colorado, Limited Tax General Obligation Bonds, Senior Series 2021A	4.000	12/01/51	3,465,889
2,780,000		White Buffalo Metropolitan District 3, Adams County, Colorado, Limited Tax General Obligation bonds, Convertible to Unlimited Tax Bonds, Series 2020	5.500	12/01/50	2,723,186
756,000		Willow Bend Metropolitan District, City of Thornton, Adams County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2019B	7.625	12/15/49	712,794
24,610,000	(d)	Windler Public Improvement Authority, Aurora, Colorado, Limited Tax Supported Revenue Bonds, Convertible Capital Appreciation Series 2021A-2	4.625	12/01/51	15,685,508
31,500,000	(d)	Windler Public Improvement Authority, Aurora, Colorado, Limited Tax Supported Revenue Bonds, Series 2021A-1	4.125	12/01/51	24,123,217
3,265,000		Windshire Park Metropolitan District 2, Windsor, Weld County, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2017A	6.500	12/01/47	3,240,821
1,635,000		Windshire Park Metropolitan District 2, Windsor, Weld County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2017B	7.750	12/15/47	1,581,428
3,300,000		Windsor Highlands Metropolitan District 9, Windsor, Larimer County, Colorado, Limited Tax Supported Revenue Bonds, Series 2019	5.000	12/01/39	3,192,471
9,315,000		Windsor Highlands Metropolitan District 9, Windsor, Larimer County, Colorado, Limited Tax Supported Revenue Bonds, Series 2019	5.000	12/01/49	8,429,850
1,185,000	(d)	Winsome Metropolitan District No. 3, El Paso County, Colorado, General Obligation Limited Tax Bonds, Series 2021A	5.125	12/01/50	1,021,500
1,500,000		Woodmen Heights Metropolitan District 2, El Paso County, Colorado, General Obligation Limited Tax Bonds, Refunding Subordinate Series 2020B-2	7.500	12/15/40	1,420,875
2,175,000		Yarrow Gardens Metropolitan District, In the City of Wheat Ridge, Jefferson County, Colorado, General Obligation Limited Tax Convertible to Unlimited Tax Bonds, Series 2018A	5.875	12/01/48	2,195,155
292,000	(d)	Yarrow Gardens Metropolitan District, In the City of Wheat Ridge, Jefferson County, Colorado, General Obligation Subordinate General Obligation Limited Tax Bonds, Series 2018B	8.125	12/15/48	282,147

		TOTAL COLORADO			1,743,377,109

		CONNECTICUT - 0.2%
6,115,000	(f)	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut Children?s Medical Center and Subsidiaries, Series 2023E, (UB)	4.250	07/15/53	5,771,921
1,000,000	(d)	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Healthcare Facility Expansion Church Home of Hartford Inc. Project, Series 2016A	5.000	09/01/46	948,367
5,355,000	(f)	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Social Series 2024A, (UB)	4.600	11/15/49	5,249,569
2,050,000		Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Social Series 2024A	4.650	11/15/51	2,005,002

34	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		CONNECTICUT (continued)
$3,070,000		Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Social Series 2024C-1	4.700%	05/15/50	$3,027,693
4,286,111	(d)	Mohegan Tribe of Indians of Connecticut, Gaming Authority Priority Distribution Payment Public Improvement Bonds, Series 2015A	6.750	02/01/45	4,322,030
1,700,000	(i)	Stamford Housing Authority, Connecticut, Revenue Bonds, Mozaic Concierge Living Project, Series 2025A	6.250	10/01/60	1,712,673
3,300,000	(d)	Steel Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue Bonds, Steelpointe Harbor Project, Series 2024	6.000	04/01/52	3,504,971

		TOTAL CONNECTICUT			26,542,226

		DELAWARE - 0.1%
6,123,000	(d)	Millsboro, Delaware, Special Obligation Bonds, Plantation Lakes Special Development District, Series 2018	5.250	07/01/48	5,904,757
1,800,000	(d)	Milton, Delaware, Special Obligation Bonds, Granary Farm Special Development District, Series 2024	5.950	09/01/53	1,813,031
1,280,000		Wilmington, Delaware, Multifamily Rental Housing Revenue Bonds, Lincoln Towers Associates, LLC Project, Series 2011A and Series 2011B	8.250	07/15/48	1,281,088

		TOTAL DELAWARE			8,998,876

		DISTRICT OF COLUMBIA - 2.2%
346,045,000		District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2006A	0.000	06/15/46	88,011,390
19,960,000	(d)	District of Columbia, Revenue Bonds, Saint Paul on Fouth Street, Inc., Series 2019A	5.250	05/15/55	17,228,779
25,000		District of Columbia, Washington, D.C., Revenue Bonds, Ingleside at Rock Creek Project, Series 2017A	5.000	07/01/37	25,084
90,205,000	(f)	Metropolitan Washington Airports Authority, District of Columbia, Dulles Toll Road Revenue Bonds, Capital Appreciation, Second Senior Lien Series 2010A - BAM Insured, (UB)	0.000	10/01/37	49,687,692
44,865,000	(f)	Metropolitan Washington Airports Authority, District of Columbia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Refunding & Subordinate Lien Series 2019B, (UB)	4.000	10/01/53	39,495,530
1,010,000		Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Refunding & Subordinate Lien Series 2019B	4.000	10/01/44	935,786
53,245,000	(f)	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Refunding & Subordinate Lien Series 2019B, (UB)	4.000	10/01/44	49,332,595
15,165,000	(f)	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Refunding & Subordinate Lien Series 2019B, (UB)	4.000	10/01/49	13,675,298
8,000,000	(f)	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital Improvement Projects, Refunding Second Senior Lien Series 2022A - AGM Insured, (UB)	4.000	10/01/52	7,158,257
2,450,000		Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Second Senior Lien Series 2009B - AGC Insured	0.000	10/01/27	2,261,613
2,055,000		Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Second Senior Lien Series 2009B - AGC Insured	0.000	10/01/36	1,287,665
7,000,000		Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail Capital Appreciation, Second Senior Lien Series 2010B	6.500	10/01/44	7,504,051
5,385,000		Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding Series 2019A, (AMT)	5.000	10/01/49	5,424,258
17,835,000	(f)	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding Series 2021A, (AMT), (UB)	4.000	10/01/51	15,608,206
12,345,000	(f)	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding Series 2023A, (AMT), (UB)	4.500	10/01/53	11,658,433

See Notes To Financial Statements	35

Portfolio of Investments March 31, 2025 (continued)

High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		DISTRICT OF COLUMBIA (continued)
$10,000,000	(f)	Washington Metropolitan Area Transit Authority, Virginia, Dedicated Revenue Bonds, Green Series 2023A, (UB)	4.125%	07/15/47	$9,369,104

		TOTAL DISTRICT OF COLUMBIA			318,663,741

		FLORIDA - 15.3%
1,495,000		A.H. at Turnpike South Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Phase 1 Project, Series 2015	6.250	11/01/46	1,610,266
3,000,000		Academical Village Community Development District, Davie, Florida, Special Assessment Revenue Bonds, Series 2020	4.000	05/01/51	2,465,717
32,215,000	(d)	Alachua County Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Terraces at Bonita Springs Project, Refunding Series 2022A	5.000	11/15/61	23,748,933
4,920,000	(f)	Alachua County Health Facilities Authority, Florida, Health Facilties Revenue Bonds, Shands Teaching Hospital & Clinics, Inc. at the University of Florida Project, Series 2019A	4.000	12/01/49	4,402,417
2,275,000	(d)	Amelia Walk Community Development District, Florida, Special Assessment Bonds, Area 3-B Series 2018A	5.250	11/01/39	2,306,028
3,800,000	(d)	Amelia Walk Community Development District, Florida, Special Assessment Bonds, Area 3-B Series 2018A	5.375	11/01/49	3,818,749
1,395,000	(d)	Antillia Community Development District, Florida, Special Assessment Revenue Bonds, Project Series 2024	5.875	05/01/54	1,400,619
2,000,000	(d)	Arbors Community Development District, Florida, Revenue Bonds, Capital Improvement 2023 Project Area Series 2023	5.625	05/01/53	2,052,262
1,495,000	(d)	Arbors Community Development District, Florida, Revenue Bonds, Capital Improvement 2024 Project Area Series 2024	5.500	05/01/55	1,493,803
1,555,000		Arborwood Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Subordinate Lien Series 2018A-2	5.000	05/01/36	1,572,203
415,000	(d)	Armstrong Community Development District, Clay County, Florida, Special Assessment Revenue Bonds, Series 2017A	5.000	11/01/34	418,070
1,000,000	(d)	Armstrong Community Development District, Clay County, Florida, Special Assessment Revenue Bonds, Series 2017A	5.125	11/01/48	991,190
1,925,000		Avalon Groves Community Development District, Florida, Special Assessment Bonds, Area 2 Project, Series 2017A-1	6.000	05/01/48	2,010,432
2,925,000		Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Maple Ridge Phase 2 Project, Series 2016	5.250	05/01/47	2,935,204
1,145,000		Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Maple Ridge Phase 3 Project, Series 2018	5.300	05/01/39	1,169,017
1,940,000		Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Maple Ridge Phase 3 Project, Series 2018	5.375	05/01/49	1,955,101
750,000	(d)	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Phase 3 Master Improvements Project, Series 2021	3.125	05/01/41	580,729
1,000,000	(d)	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Phase 3 Master Improvements Project, Series 2021	4.000	05/01/52	793,446
1,790,000	(d)	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Phase 4 Master Improvement Project, Series 2023	5.500	05/01/53	1,802,234
4,485,000		Avenir Community Development District, Palm Beach Gardens, Florida, Special Assessment Bonds, Area 3 - Master Infrastructure Project, Series 2023	5.625	05/01/54	4,539,492
1,675,000	(d)	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, 2018 Project Series 2018	5.000	11/01/48	1,672,659
4,250,000		Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, 2021 Project Series 2021	3.200	05/01/41	3,405,185
9,335,000		Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, 2022 Project Series 2022	5.000	05/01/53	9,068,826

36	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FLORIDA (continued)
$2,500,000	(d)	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, 2024 Project Series 2024	5.250%	05/01/55	$2,435,304
570,000	(d)	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, Assessment Area 2B, Series 2018	5.000	11/01/39	577,354
935,000	(d)	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, Assessment Area 2B, Series 2018	5.000	11/01/49	917,923
2,250,000	(d)	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, Assessment Area 3A, Series 2018	5.000	11/01/39	2,279,030
3,470,000	(d)	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, Assessment Area 3A, Series 2018	5.125	11/01/49	3,452,425
1,460,000	(d)	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, Assessment Area 3A, Series 2018	5.125	11/01/51	1,445,908
480,000	(d)	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, Assessment Area 4, Series 2018	5.000	11/01/39	486,193
1,560,000	(d)	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, Assessment Area 4, Series 2018	5.125	11/01/49	1,558,572
2,575,000		Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, Series 2015	5.250	11/01/46	2,579,195
1,985,000		Ballentrae Hillsborough Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2014	5.500	11/01/44	1,990,133
4,285,000		Balm Grove Community Development District, Florida, Special Assessment Bonds, 2022 Project, Series 2022	4.125	11/01/51	3,559,605
4,375,000		Bannon Lakes Community Development District, Saint Johns County, Florida, Special Assessment Revenue Bonds, Series 2016	5.000	11/01/48	4,262,563
6,310,000		Banyan Cay Community Development District, West Palm Beach, Florida, Special Assessment Bonds, 2020-1	4.000	11/01/51	5,107,226
905,000		Bartram Park Community Development District, Florida, Special Assessment Bonds, Refunding Subordinate Lien Series 2015A-2	5.000	05/01/35	905,288
2,710,000		Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc. Project, Series 2013A	5.000	09/01/43	2,667,364
1,230,000		Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc. Project, Series 2013A	5.000	09/01/45	1,206,905
4,050,000		Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc. Project, Series 2013A	5.000	09/01/48	3,952,376
80,000		Beach Road Golf Estates Community Development District, Bonita Springs, Florida, Special Assessment Bonds Series 2015	5.000	11/01/36	80,115
8,380,000		Beach Road Golf Estates Community Development District, Bonita Springs, Florida, Special Assessment Bonds Series 2015	5.000	11/01/46	8,243,415
45,000		Beacon Lakes Community Development District, Florida, Special Assessment Bonds, Subordinate Lien Series 2007B	6.200	05/01/38	45,047
1,760,000	(d)	Beaumont Communit Development District 1, City of Wildwood, Florida, Special Assessment Bonds, Series 2019 A-1	5.500	11/01/39	1,801,138
1,760,000	(d)	Beaumont Communit Development District 2, City of Wildwood, Florida, Special Assessment Bonds, Series 2019	6.375	11/01/49	1,814,273
915,000		Bella Collina Community Development District, Florida, Special Assessment Revenue Bonds, Series 2024	5.300	05/01/55	899,401
2,975,000		Bellagio Community Development District, Hialeah, Florida, Special Assessment Bonds, Series 2013	6.500	11/01/43	3,126,281
150,000		Belmond Reserve Community Development District, Florida, Hillsborough County Special Assessment Revenue Bonds Area 2 Series 2023	5.500	11/01/52	153,941
1,000,000		Belmont Community Development District, Florida, Capital Improvement Revenue Bonds, Phase 1 Project, Series 2013A	6.500	11/01/43	1,085,549

See Notes To Financial Statements	37

Portfolio of Investments March 31, 2025 (continued)

High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FLORIDA (continued)
$705,000		Belmont Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016A	5.375%	11/01/36	$714,372
1,025,000		Belmont Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016A	5.500	11/01/46	1,033,393
1,115,000	(d)	Berry Bay II Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, 2024 Project Series 2024	5.450	05/01/54	1,074,588
3,000,000		Black Creek Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Project 2020 Series 2022	5.625	06/15/52	3,071,498
22,810,000		Boggy Creek Improvement District, Orlando, Florida, Special Assessment Revenue Bonds, Refunding Series 2013	5.125	05/01/43	22,641,799
1,785,000	(d)	Boyette Park Community Development District, Florida, Special Assessment Bonds, Series 2018	5.000	05/01/38	1,794,980
2,975,000	(d)	Boyette Park Community Development District, Florida, Special Assessment Bonds, Series 2018	5.125	05/01/48	2,948,950
1,790,000		Boynton Village Community Development District, Florida, Special Assessment Bonds, Series 2007-A1	5.750	05/01/37	1,791,104
3,500,000	(d)	Bradbury Community Development District, Haines City, Florida, Special Assessment Bonds, Series 2023	5.250	05/01/43	3,509,445
5,005,000	(d)	Bradbury Community Development District, Haines City, Florida, Special Assessment Bonds, Series 2023	5.500	05/01/53	5,022,949
3,510,000	(f)	Brevard County Health Facilities Authority, Florida, Hospital Revenue Bonds, Health First Obligated Group, Series 2022A, (UB)	4.000	04/01/52	3,166,336
1,000,000	(d)	Brookstone Community Development District, Manatee County, Florida, Special Assessment Revenue Bonds, Assessment Area Two Series 2022	5.500	05/01/42	1,016,638
1,910,000	(d)	Brookstone Community Development District, Manatee County, Florida, Special Assessment Revenue Bonds, Assessment Area Two Series 2022	5.625	05/01/52	1,935,955
9,955,000	(f)	Broward County, Florida, Airport System Revenue Bonds, Series 2017, (AMT), (UB)	5.000	10/01/42	10,027,059
18,380,000	(f)	Broward County, Florida, Airport System Revenue Bonds, Series 2019A, (AMT), (UB)	4.000	10/01/44	16,741,254
5,000,000	(f)	Broward County, Florida, Tourist Development Tax Revenue Bonds, Convention Center Expansion Project, Series 2021, (UB)	4.000	09/01/51	4,509,887
18,590,000	(f)	Broward County, Florida, Tourist Development Tax Revenue Bonds, Convention Center Expansion Project, Series 2021 - BAM Insured, (UB)	4.000	09/01/51	17,063,813
2,000,000	(d)	Buckhead Trails Community Development District, Manatee County Florida, Special Assessment Bonds, 2022 Project Series 2022	5.750	05/01/52	2,020,590
2,000,000		Buckhead Trails Community Development District, Manatee County, Florida, Special Assessment Bonds, 2024 Project Series 2024	5.875	05/01/54	1,982,957
1,315,000		Bullfrog Creek Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2017	5.125	11/01/38	1,323,832
1,910,000		Bullfrog Creek Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2017	5.250	11/01/47	1,913,532
1,430,000		Caldera Community Development District, Hernando County, Florida, Special Assessment Revenue Bonds, Area One Series 2024	5.200	05/01/54	1,374,753
6,830,000	(d)	Cape Coral Health Facilities Authority, Florida, Senior Housing Revenue Bonds, Gulf Care Inc. Project, Series 2015	5.875	07/01/40	4,554,804
1,825,000		Capital Projects Finance Authority, Florida, Student Housing Revenue Bonds, PRG - UnionWest Properties LLC Project, Senior Series 2024A-1	5.000	06/01/58	1,777,279
2,000,000	(d)	Capital Trust Agency, Florida, Educational Facilities Lease Revenue Bonds, South Tech Schools Project, Series 2020A	5.000	06/15/55	1,789,932
7,840,000	(d)	Capital Trust Agency, Florida, Educational Facilities Revenue Bonds, LLT Academy South Bay Project, Series 2020A	6.000	06/15/55	7,920,995
70,000	(d)	Capital Trust Agency, Florida, Educational Facilities Revenue Bonds, LLT Academy South Bay Project, Taxable Series 2020B	7.000	06/15/25	70,139

38	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FLORIDA (continued)
$3,625,000		Capital Trust Agency, Florida, Educational Facilities Revenue Bonds, Pepin Academies Inc., Series 2020A	5.750%	07/01/55	$3,467,171
10,455,000	(d)	Capital Trust Agency, Florida, Educational Facilities Revenue Bonds, Pineapple Cove Classical Academy, Series 2019A	5.250	07/01/49	9,757,186
1,000,000	(d)	Capital Trust Agency, Florida, Educational Facilities Revenue Bonds, Pineapple Cove Classical Academy, Series 2019A	5.375	07/01/54	931,361
1,000,000	(d)	Capital Trust Agency, Florida, Educational Facilities Revenue Bonds, The Florida Charter Educational Foundation, Inc. Projects, Series 2018A	5.375	06/15/38	989,039
1,970,000	(d)	Capital Trust Agency, Florida, Educational Facilities Revenue Bonds, The Florida Charter Educational Foundation, Inc. Projects, Series 2018A	5.375	06/15/48	1,875,186
2,290,000		Capital Trust Agency, Florida, Multifamily Housing Revenue Bonds, Coral Gardens Apartments Project, Series 2018A	4.850	01/01/54	1,692,421
730,000	(d)	Capital Trust Agency, Florida, Revenue Bonds, Babcock Neighborhood School Inc, Series 2018	6.100	08/15/38	749,898
4,030,000	(d)	Capital Trust Agency, Florida, Revenue Bonds, Babcock Neighborhood School Inc, Series 2018	6.200	08/15/48	4,074,005
3,955,000	(d)	Capital Trust Agency, Florida, Revenue Bonds, Babcock Neighborhood School Inc, Series 2018	6.375	08/15/53	4,000,820
3,740,000	(d)	Capital Trust Agency, Florida, Revenue Bonds, Odyssey Charter School Project, Series 2017A	5.375	07/01/37	3,774,163
4,820,000	(d)	Capital Trust Agency, Florida, Revenue Bonds, Odyssey Charter School Project, Series 2017A	5.500	07/01/47	4,848,455
10,470,000	(d)	Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter School Project, Series 2017A	5.250	06/15/47	9,900,531
6,895,000	(d)	Capital Trust Agency, Florida, Revenue Bonds, Tallahassee Classical School Inc., Series 2021A	4.250	07/01/51	4,431,550
4,265,000	(d)	Capital Trust Agency, Florida, Revenue Bonds, Tallahassee Classical School Inc., Series 2021A	4.375	07/01/56	2,706,463
5,750,000	(d),(e)	Capital Trust Agency, Florida, Revenue Bonds, Tuscan Gardens of Palm Coast Project, Series 2017A	7.000	10/01/49	2,415,000
100,000	(d)	Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School Project, Series 2017A	5.000	10/15/47	97,492
895,000	(d)	Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School Project, Series 2017A	5.000	10/15/52	854,233
1,860,000	(d)	Capital Trust Agency, Florida, Senior Living Facilities Revenue Bonds, Elim Senior Housing, Inc. Project, Series 2017	5.375	08/01/32	1,760,803
2,735,000	(d)	Capital Trust Agency, Florida, Senior Living Facilities Revenue Bonds, Elim Senior Housing, Inc. Project, Series 2017	5.625	08/01/37	2,530,388
11,680,000	(d)	Capital Trust Agency, Florida, Senior Living Facilities Revenue Bonds, Elim Senior Housing, Inc. Project, Series 2017	5.875	08/01/52	10,007,479
2,870,000	(d)	Capital Trust Authority, Florida, Educational Facilities Revenue Bonds, Babcock Neighborhood School Inc Project, Series 2024	5.750	08/15/54	2,729,832
14,495,000	(d)	Capital Trust Authority, Florida, Educational Facilities Revenue Bonds, Babcock Neighborhood School Inc Project, Series 2024	6.000	08/15/63	13,937,843
515,000		Capital Trust Authority, Florida, Educational Facilities Revenue Bonds, KIPP Miami North Campus Project, Refunding Series 2024A	6.125	06/15/60	531,565
765,000		Carlton Lakes Community Developement District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2015	5.625	11/01/36	775,296
1,855,000		Carlton Lakes Community Developement District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2015	5.750	11/01/47	1,871,044
625,000		Carlton Lakes Community Developement District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2018	5.125	05/01/38	630,887
1,235,000		Carlton Lakes Community Developement District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2018	5.250	05/01/49	1,237,731
1,000,000	(d)	Caymas Community Development District, Collier County, Florida, Capital Improvement Revenue Bonds, Assessment Area 1, Series 2024	5.625	05/01/54	988,451
820,000	(d)	Cedar Crossing Community Development District, Polk County, Florida, Special Assessment Bond, 2025 Project, Series 2025	5.500	05/01/55	790,200
3,465,000	(e)	Celebration Pointe Community Development District 1, Alachua County, Florida, Special Assessment Revenue Bonds, Series 2014	5.000	05/01/34	3,466,299

See Notes To Financial Statements	39

Portfolio of Investments March 31, 2025 (continued)

High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FLORIDA (continued)
$9,305,000	(e)	Celebration Pointe Community Development District 1, Alachua County, Florida, Special Assessment Revenue Bonds, Series 2014	5.125%	05/01/45	$9,264,149
1,200,000	(e)	Celebration Pointe Community Development District 1, Alachua County, Florida, Special Assessment Revenue Bonds, Series 2017	5.000	05/01/32	1,209,196
6,205,000	(e)	Celebration Pointe Community Development District 1, Alachua County, Florida, Special Assessment Revenue Bonds, Series 2017	5.000	05/01/48	5,990,527
1,000,000		Center Lake Ranch West Community Development District, Florida, Revenue Bonds Capital Improvement Assessment Area One Series 2023	5.750	05/01/43	1,024,963
750,000		Central Parc Community Development District, Florida, Special Assessment Revenue Bonds, Series 2024	6.000	05/01/54	749,293
2,000,000	(d)	Charlotte County Industrial Development Authority, Florida, Utility System Revenue Bonds, Town & Country Utilities Project, Series 2019, (AMT)	5.000	10/01/49	1,953,240
4,540,000	(d)	Charlotte County Industrial Development Authority, Florida, Utility System Revenue Bonds, Town & Country Utilities Project, Series 2021A, (AMT)	4.000	10/01/51	3,726,914
1,000,000	(d)	Coco Palms Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Expansion Area Project, Series 2019	5.000	06/15/49	976,236
2,285,000		Coconut Cay Community Development District, Florida, Special Assessment Bonds, Series 2006	5.375	05/01/36	2,286,852
3,500,000		Collier County Educational Facilities Authority, Florida, Revenue Bonds, Ave Maria University, Refunding Series 2023	5.250	06/01/38	3,464,792
5,000,000		Collier County Educational Facilities Authority, Florida, Revenue Bonds, Ave Maria University, Refunding Series 2023	5.000	06/01/43	4,594,717
5,965,550	(d),(e)	Collier County Industrial Development Authority, Florida, Continuing Care Community Revenue Bonds, Arlington of Naples Project, Series 2014A	7.750	05/15/35	596
3,728,469	(d),(e)	Collier County Industrial Development Authority, Florida, Continuing Care Community Revenue Bonds, Arlington of Naples Project, Series 2014A	0.000	05/15/37	373
753,069	(d),(e)	Collier County Industrial Development Authority, Florida, Continuing Care Community Revenue Bonds, Arlington of Naples Project, Series 2015A	0.000	05/15/49	75
1,995,000	(d)	Connerton East Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Assessment Area 1 Project, Series 2023	5.375	06/15/53	2,025,183
1,000,000	(d)	Copper Creek Community Development District, Port Saint Lucie, Florida, Special Assessment Bonds, Series 2019	5.000	11/01/49	962,815
320,000		Coral Bay of Lee County Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area One, Series 2022	5.500	05/01/42	327,225
500,000	(d)	Coral Bay of Lee County Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area One, Series 2022	5.625	05/01/52	504,160
1,030,000	(d)	Coral Lakes Community Development District, Charlotte County, Florida, Special Assessment Revenue Bonds, Assessment Area 1 Series 2024	5.750	11/01/53	1,042,786
1,855,000	(d)	Corkscrew Farms Community Development District, Lee County, Florida, Special Assessment Bonds, Area 2 Project, Series 2017	5.000	11/01/38	1,866,143
3,735,000	(d)	Corkscrew Farms Community Development District, Lee County, Florida, Special Assessment Bonds, Area 2 Project, Series 2017	5.125	11/01/50	3,665,069
745,000		Creekside at Twin Creeks Community Development District, Florida, Special Assessment Bonds, Area 1 Project, Series 2016A-1	5.250	11/01/37	755,849
1,915,000		Creekside at Twin Creeks Community Development District, Florida, Special Assessment Bonds, Area 1 Project, Series 2016A-1	5.600	11/01/46	1,943,692
2,310,000	(d)	Cross Creek North Community Development District, Clay County, Florida, Special Assessment Bonds, Series 2018	5.250	11/01/39	2,355,740
3,405,000	(d)	Cross Creek North Community Development District, Clay County, Florida, Special Assessment Bonds, Series 2018	5.375	11/01/50	3,442,873

40	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FLORIDA (continued)
$1,870,000		Cross Creek North Community Development District, Clay County, Florida, Special Assessment Bonds, Series 2022	4.500%	05/01/52	$1,698,330
1,500,000		Cross Creek North Community Development District, Clay County, Florida, Special Assessment Bonds, Series 2023	5.375	05/01/53	1,512,762
1,490,000		Crossings at Fleming Island Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2014A-2	7.000	05/01/30	1,492,487
2,000,000		Crossings at Fleming Island Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2014A-3	6.500	05/01/44	2,001,722
1,250,000	(d)	Curiosity Creek Community Development District, Manatee County, Florida, Capital Improvement Revenue Bonds, Assessment Area 1, Series 2024	5.700	05/01/55	1,224,378
8,060,000		Currents Community Development District, Collier County, Florida, Capital Improvement Revenue Bonds, Assessment Area 2 Series 2024	5.800	05/01/54	7,789,102
3,450,000	(d)	Currents Community Development District, Collier County, Florida, Capital Improvement Revenue Bonds, Series 2020B	4.250	05/01/41	3,055,897
1,230,000		Cypress Bay West Community Development District, Palm Bay, Florida, Revenue Bonds, Assessment Area One Capital Improvement Series 2023	5.500	05/01/53	1,240,010
2,600,000		Cypress Bluff Community Development District, Florida, Special Assessment Bonds, Series 2019	5.100	05/01/48	2,602,712
115,000		Cypress Creek Community Development District, Hillborough County, Florida, Capital Improvement Bonds, Subordinate Lien, Series 2017A	6.000	05/01/45	117,026
1,215,000	(d)	Cypress Park Estates Community Development District, Haines City, Florida, Special Assessment Revenue Bonds, 2022 Project, Series 2022	5.125	05/01/52	1,167,554
1,475,000	(d)	Cypress Ridge Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Assessment Area One Project, Series 2023	5.875	05/01/53	1,503,517
1,500,000	(d)	Deerbrook Community Development District, Pasco County, Florida, Special Assessment Bonds, 2023 Project Series 2023	5.500	05/01/53	1,516,125
2,390,000		Del Webb Oak Creek Community Development District, Lee County, Florida, Special Assessment Bonds, 2023 Project, Series 2023	5.250	05/01/53	2,398,667
995,000	(d)	Downden West Community Development District, Florida, Revenue Bonds Series 2018	5.400	05/01/39	1,007,369
3,195,000	(d)	Downden West Community Development District, Florida, Revenue Bonds Series 2018	5.550	05/01/49	3,233,187
7,880,000	(d)	Downtown Doral Community Development District, Florida, Special Assessment Bonds, Assessment Area 1, Series 2018A	5.100	05/01/48	7,897,414
1,035,000		Downtown Doral Community Development District, Florida, Special Assessment Bonds, Series 2015	5.300	05/01/36	1,041,010
1,430,000		Downtown Doral Community Development District, Florida, Special Assessment Bonds, Series 2015	5.500	05/01/45	1,435,538
1,955,000		Downtown Doral Community Development District, Florida, Special Assessment Bonds, Series 2015	5.500	05/01/46	1,962,265
820,000		East 547 Community Development District, Florida, Special Assessment Bonds, Area 2 Series 2023	6.500	05/01/54	864,984
1,000,000		East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2019	5.000	11/01/49	981,736
1,435,000		East Nassau Stewardship District, Florida, Special Assessment Revenue Bonds, Series 2018	5.125	05/01/39	1,447,393
2,415,000		East Nassau Stewardship District, Florida, Special Assessment Revenue Bonds, Series 2018	5.250	05/01/49	2,418,414
2,150,000		Edgewater East Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Assessment Area 2 Series 2022	4.000	05/01/52	1,752,907
2,000,000		Edgewater West Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Assessment Area One Series 2024	5.500	05/01/54	1,908,922

See Notes To Financial Statements	41

Portfolio of Investments March 31, 2025 (continued)

High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FLORIDA (continued)
$4,385,000	(d)	Epperson North Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1, Series 2018A-1	5.750%	11/01/49	$4,478,204
4,000,000		Epperson Ranch Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2017A-1	5.375	11/01/48	4,017,499
1,000,000	(d)	Epperson Ranch II Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2018A-1	5.500	05/01/39	1,019,400
2,000,000	(d)	Epperson Ranch II Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2018A-1	5.625	05/01/49	2,021,305
4,285,000		Estancia at Wiregrass Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2013	7.000	11/01/45	4,443,198
14,845,000		Everest GMR Community Development District, Osceola County, Florida, Special Assessment Bonds, Series 2023	6.200	05/01/54	15,149,646
1,245,000	(d)	Evergreen Community Development District, Florida, Special Assessment Bonds, Series 2019	5.000	11/01/39	1,253,916
145,000	(d)	Everlands Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area 2 Series 2024	5.500	06/15/54	141,941
1,000,000	(d)	Everlands Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area 2 Series 2024	5.550	06/15/54	1,002,221
750,000		Fallschase Community Development District, Florida, Special Assessment Revenue Bonds, Series 2021	3.125	05/01/31	692,776
500,000		Finley Woods Community Development District, Florida, Capital Improvement Bonds, Series 2020	4.200	05/01/50	426,409
1,415,000	(d)	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Classical Preparatory Charter School, Series 2019A	6.125	06/15/46	1,426,310
765,000	(d)	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Classical Preparatory Incorporated Project, Series 2017A	6.000	06/15/37	772,678
1,510,000	(d)	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Classical Preparatory Incorporated Project, Series 2017A	6.125	06/15/46	1,522,069
830,000	(d)	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Classical Preparatory Incorporated Project, Series 2018A	6.125	06/15/46	836,634
1,245,000	(d)	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Creative Inspiration Journey School of St. Cloud, Series 2021A	5.000	06/15/41	1,157,648
3,000,000	(d)	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Discovery High School Project, Series 2020A	5.000	06/01/40	2,406,060
2,500,000	(d)	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Discovery High School Project, Series 2020A	5.000	06/01/55	1,743,435
6,025,000		Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Elementary School Project, Series 2014A	6.250	07/01/34	6,028,528
9,780,000		Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Elementary School Project, Series 2014A	6.500	07/01/44	9,785,591
3,935,000	(d)	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Elementary School Project, Series 2017A	5.750	07/01/44	3,811,116
9,205,000	(d)	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Upper School Project, Series 2017C	5.650	07/01/37	9,365,858
12,575,000	(d)	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Upper School Project, Series 2017C	5.750	07/01/47	12,646,024
17,675,000	(d)	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Dreamers Academy Project, Series 2022A	6.000	01/15/57	16,435,240
7,735,000	(d)	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Florida Charter Foundation Inc. Projects, Series 2016A	5.000	07/15/46	7,331,305

42	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FLORIDA (continued)
$1,030,000	(d)	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Imagine School at Broward Project, Series 2019A	5.000%	12/15/49	$1,003,145
5,410,000	(d)	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Innovation Montessori Ocoee Projects, Taxable Series 2022A	5.500	07/01/52	4,866,672
4,140,000	(d)	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Innovation Montessori Ocoee Projects, Taxable Series 2022A	5.625	07/01/56	3,741,571
4,000,000	(d)	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Pepin Academies of Pasco County Inc., Series 2020A	5.000	01/01/50	3,385,074
355,000	(d)	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School Income Projects, Series 2015A	6.000	06/15/35	355,545
8,500,000	(d)	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School Income Projects, Series 2015A	6.125	06/15/46	8,506,751
2,110,000	(d)	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2014A	6.000	06/15/34	2,111,712
6,115,000	(d)	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2014A	6.125	06/15/44	6,117,431
2,150,000	(d)	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Southwest Charter Foundation Inc Projects, Series 2017A	6.000	06/15/37	2,169,485
6,215,000	(d)	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Southwest Charter Foundation Inc Projects, Series 2017A	6.125	06/15/47	6,230,969
8,210,000	(d)	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, The Florida Charter Educational Foundation Inc. Projects, Series 2016A	6.375	06/15/46	8,276,361
5,000,000	(f),(i)	Florida Development Finance Corporation, Healthcare Facilities Revenue Bonds, Tampa General Hospital Project, Series 2024A, (UB)	5.250	08/01/55	5,104,567
166,095,000	(d)	Florida Development Finance Corporation, Revenue Bonds, Brightline Florida Passenger Rail Expansion Project, Brightline Trains Florida LLC Issue, Series 2024, (AMT), (Mandatory Put 7/15/28)	12.000	07/15/32	176,217,510
3,000,000		Florida Development Finance Corporation, Revenue Bonds, Brightline Florida Passenger Rail Expansion Project, Brightline Trains Florida LLC Issue, Series 2024, (AMT)	5.000	07/01/38	2,996,071
4,900,000		Florida Development Finance Corporation, Revenue Bonds, Brightline Florida Passenger Rail Expansion Project, Brightline Trains Florida LLC Issue, Series 2024, (AMT)	5.000	07/01/41	4,768,317
20,180,000		Florida Development Finance Corporation, Revenue Bonds, Brightline Florida Passenger Rail Expansion Project, Brightline Trains Florida LLC Issue, Series 2024, (AMT)	5.250	07/01/47	20,275,496
71,865,000	(f)	Florida Development Finance Corporation, Revenue Bonds, Brightline Florida Passenger Rail Expansion Project, Brightline Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT), (UB)	5.250	07/01/53	73,235,279
61,500,000		Florida Development Finance Corporation, Revenue Bonds, Brightline Florida Passenger Rail Expansion Project, Brightline Trains Florida LLC Issue, Series 2024, (AMT)	5.500	07/01/53	62,143,432
137,645,000	(d)	Florida Development Finance Corporation, Revenue Bonds, Brightline Florida Passenger Rail Expansion Project, Series 2025A, (AMT), (Mandatory Put 8/13/25)	8.250	07/01/57	142,943,341
1,720,000	(d)	Florida Development Finance Corporation, Revenue Bonds, IPS Florida LLC-Idea Florida, Inc. Jacksonville IV, Series 2022	5.250	06/15/29	1,724,663
7,885,000	(d)	Florida Development Finance Corporation, Student Housing Revenue Bonds, SPP - Tampa I - LLC The Henry Project, Series 2024A-1	5.250	06/01/54	7,829,393

See Notes To Financial Statements	43

Portfolio of Investments March 31, 2025 (continued)

High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FLORIDA (continued)
$6,225,000	(d)	Florida Development Finance Corporation, Student Housing Revenue Bonds, SPP - Tampa I - LLC The Henry Project, Series 2024A-1	5.250%	06/01/59	$6,132,010
7,690,000	(d)	Florida Development Finance Corporation, Student Housing Revenue Bonds, SPP - Tampa I - LLC The Henry Project, Series 2024B	6.500	06/01/59	7,802,960
820,000		Florida Municipal Loan Council, Capital Improvement Revenue Bonds, Shingle Creek Transportation and Utility Series 2024, (AMT)	5.400	05/01/54	822,502
1,060,000		Flow Way Community Development District, Collier County, Florida, Special Assessment Bonds, Phase 4 Project, Series 2015	5.125	11/01/36	1,067,884
1,485,000		Flow Way Community Development District, Collier County, Florida, Special Assessment Bonds, Phase 4 Project, Series 2015	5.375	11/01/46	1,492,739
2,450,000		Flow Way Community Development District, Collier County, Florida, Special Assessment Bonds, Phase 5 Project, Series 2016	5.000	11/01/46	2,441,764
1,000,000		Forest Brooke Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2017	5.000	12/15/37	1,005,345
2,000,000		Forest Brooke Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2017	5.125	12/15/46	2,002,614
440,000	(d)	Forest Lake Community Development District, Polk County, Florida, Specia Assessment Bonds, Assessment Area 2 Project, Series 2022	5.500	05/01/52	447,697
1,000,000		Fox Branch Ranch Community Development District, Polk County, Florida, Revenue Bonds, Capital Improvement Area One Series 2025	5.400	05/01/55	975,968
1,260,000	(d)	GIR East Community Development District, Osceola County, Florida, Capital Improvement Revenue Bonds, Assessment Area 1, Series 2025	5.500	05/01/55	1,214,210
1,310,000	(d)	Governors Park South Community Development District, Clay County, Florida, Special Assessment Revenue Bonds, Area 1 Series 2025	5.650	05/01/55	1,294,032
3,000,000		Grand Bay at Doral Community Development District, Miami- Dade County, Florida, Special Assessment Bonds, North Parcel Assessment Area Project, Improvement Series 2014A-1	5.000	05/01/44	2,989,521
1,050,000		Grand Bay at Doral Community Development District, Miami- Dade County, Florida, Special Assessment Bonds, North Parcel Assessment Area, Refunding Series 2014A-2	5.000	05/01/39	1,050,125
2,095,000		Grand Bay at Doral Community Development District, Miami- Dade County, Florida, Special Assessment Bonds, South Parcel Assessment Area Project, Series 2016	5.000	05/01/46	2,071,160
1,000,000		Grand Bay at Doral Community Development District, Miami- Dade County, Florida, Special Assessment Improvement Bonds, Assessment Area Two Project, Refunding Series 2014A-2	6.500	05/01/39	1,001,296
1,825,000		Grand Oaks Community Development District, Saint Johns County, Florida, Special Assessment Bonds, Series 2019A	4.750	11/01/39	1,781,229
3,645,000		Grand Oaks Community Development District, Saint Johns County, Florida, Special Assessment Bonds, Series 2019A	5.000	11/01/50	3,513,076
5,000,000	(f)	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Bonds, Priority Subordinate Series 2024, (AMT), (UB)	5.250	10/01/49	5,201,835
20,000,000	(f)	Greater Orlando Aviation Authority, Florida, Orlando Airport Facilities Revenue Bonds, Priority Subordinated Series 2017A, (AMT), (UB)	4.000	10/01/52	17,461,658
690,000		Grove Resort Community Development District, Orange County, Florida, Special Assessment Revenue Bonds, Series 2017A	5.000	11/01/28	703,675
9,935,000		Grove Resort Community Development District, Orange County, Florida, Special Assessment Revenue Bonds, Series 2017A	5.875	11/01/47	10,432,428
2,305,000		Hacienda Lakes Community Development District, Collier County, Florida, Special Assessment Bonds, Series 2016	4.625	05/01/46	2,131,297
1,155,000	(d)	Hamilton Bluff Community Development District, Lake Hamilton, Florida, Special Assessment Bonds, Area 1 Project, Series 2024	5.800	05/01/54	1,149,075
1,000,000	(d)	Hammock Oaks Community Development District, Florida, Special Assessment Revenue Bonds, Area One Series 2023	5.750	05/01/53	1,011,937
1,000,000		Hammock Oaks Community Development District, Lady Lake, Florida, Special Assessment Revenue Bonds, Area 2, Series 2024	6.150	05/01/54	1,009,179

44	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FLORIDA (continued)
$1,320,000	(d)	Hammock Reserve Community Development District, Haines City, Florida, Special Assessment Revenue Bonds, Area 3 Project, Series 2022	4.700%	05/01/42	$1,250,808
4,680,000		Harmony Community Development District, Florida, Capital Improvement Revenue Bonds, Special Assessment, Refunding Series 2014	5.250	05/01/32	4,682,169
930,000	(d)	Harmony West Community Development District, Osceloa County, Florida, Special Asssessment Revenue Bonds, Assessment Area 1, Series 2018	5.100	05/01/38	947,035
1,870,000	(d)	Harmony West Community Development District, Osceloa County, Florida, Special Asssessment Revenue Bonds, Assessment Area 1, Series 2018	5.250	05/01/49	1,877,610
1,000,000	(d)	Harmony West Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Assessment Area 2, Series 2023	5.300	05/01/53	1,003,618
1,000,000	(d)	Harmony West Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Assessment Area 3, Series 2025	5.650	05/01/55	992,062
1,000,000		Hawkstone Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area 4, Series 2023	5.500	05/01/53	1,008,790
1,435,000	(d)	Hawthorne Mill North Community Development District, Florida, Capital Improvement Revenue Bonds, Lakeland Assessment Area Two Series 2024	5.500	05/01/54	1,401,072
3,900,000		Heights Community Development District, Florida, Tax Increment & Special Assessment Revenue Bonds, Series 2018	5.125	01/01/50	3,856,497
760,000		Hemingway Point Community Development District, Florida, Special Assessment Bonds, Phase 2 Project, Series 2014	5.000	11/01/34	760,198
110,000		Heritage Harbour North Community Development District, Florida, Capital Improvement Revenue Bond, Refunding Series 2017A-1	5.250	05/01/38	110,941
525,000	(d)	Heron Isles Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Subordinate Lien Series 2017A-2	5.000	05/01/36	528,696
800,000	(d)	Hidden Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 3, Series 2019A-1	5.250	11/01/39	813,207
4,440,000		Hidden Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area One, Series 2016A-1	6.250	11/01/47	4,793,155
385,000		Highland Meadows Community Development District, Davenport, Florida, Special Assessment Revenue Bonds, Series 2006A	5.500	05/01/36	385,231
1,015,000		Highland Meadows II Community Development District, Davenport, Polk County, Florida, Special Assessment Revenue Bonds, Area 4B/C Project, Series 2017	5.000	11/01/48	999,773
390,000		Highland Meadows II Community Development District, Davenport, Polk County, Florida, Special Assessment Revenue Bonds, Area 5 Project, Series 2017	5.375	11/01/37	394,979
790,000		Highland Meadows II Community Development District, Davenport, Polk County, Florida, Special Assessment Revenue Bonds, Area 5 Project, Series 2017	5.500	11/01/47	796,178
310,000		Highland Meadows II Community Development District, Davenport, Polk County, Florida, Special Assessment Revenue Bonds, Area 6 Project, Series 2017	5.500	11/01/47	312,425
2,045,000	(d)	Highland Meadows West Community Development District, Haines City, Florida, Special Assessment Bonds, Series 2019	5.000	11/01/49	1,990,937
710,000	(d)	Highlands Community Development District, Hillborough County, Florida, Special Assessment Bonds, Assessment Area 4 Project, Series 2018	5.250	06/15/39	719,036
1,205,000	(d)	Highlands Community Development District, Hillborough County, Florida, Special Assessment Bonds, Assessment Area 4 Project, Series 2018	5.375	06/15/49	1,213,467

See Notes To Financial Statements	45

Portfolio of Investments March 31, 2025 (continued)

High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FLORIDA (continued)
$2,000,000	(d)	Hillcrest Preserve Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, 2024 Project Series 2024	5.300%	05/01/54	$1,901,484
16,490,000	(f)	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Alternative Minimum Tax Refunding Subordinate Lien Series 2022A, (AMT), (UB)	4.000	10/01/52	14,262,056
22,300,000	(f)	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Subordinate Lien Series 2018A, (AMT), (UB)	5.000	10/01/48	22,343,579
10,000,000		Hillsborough County Aviation Authority, Florida, Tampa International Airport Revenue Bonds, 2024 Series B, (AMT), (UB)	5.500	10/01/54	10,634,446
19,810,000	(f)	Hillsborough County Industrial Development Authority, Florida, Health System Revenue Bonds, BayCare Health System Series 2024C, (UB)	4.125	11/15/51	18,172,997
9,875,000	(f)	Hillsborough County Industrial Development Authority, Florida, Health System Revenue Bonds, BayCare Health System Series 2024C, (UB)	5.500	11/15/54	10,618,338
3,000,000		Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds, Florida Health Sciences Center Inc D/B/A Tampa General Hospital, Series 2020A	4.000	08/01/50	2,618,053
12,995,000	(f)	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds, Florida Health Sciences Center Inc D/B/A Tampa General Hospital, Series 2020A	3.500	08/01/55	9,859,529
3,150,000	(f)	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds, Florida Health Sciences Center Inc D/B/A Tampa General Hospital, Series 2020A, (UB)	4.000	08/01/55	2,769,857
350,000		Holly Hill Road East Community Development District, Davenport, Florida, Special Assessment Revenue Bonds, Area 3 Project, Series 2020	5.000	11/01/41	362,444
415,000	(d)	Hunter’s Ridge Community Development District 1, Flagler County, Florida, Special Assessment Bonds, Assessment Area 1, Series 2019	5.000	11/01/39	416,449
620,000	(d)	Hunter’s Ridge Community Development District 1, Flagler County, Florida, Special Assessment Bonds, Assessment Area 1, Series 2019	5.125	11/01/49	612,606
1,720,000	(d)	Island Lake Estates Community Development District, Charlotte County, Florida, Special Assessment Bonds, 2023 Project Series 2023	6.000	12/15/53	1,778,471
1,905,000		Isles of Bartram Park Community Development District, Saint Johns County, Florida, Special Assessment Bonds, Series 2015	5.000	11/01/35	1,907,245
2,905,000		Isles of Bartram Park Community Development District, Saint Johns County, Florida, Special Assessment Bonds, Series 2015	5.125	11/01/45	2,864,424
985,000		Isles of Bartram Park Community Development District, Saint Johns County, Florida, Special Assessment Bonds, Series 2017	5.000	11/01/47	947,483
4,265,000		Jacksonville, Florida, Special Revenue Bonds, Refunding Series 2023A	5.500	10/01/53	4,596,549
490,000		K-Bar Ranch Community Development District, Florida, Special Assessment Revenue Bonds, Parcel O-1 Project, Series 2014	5.125	11/01/34	490,181
895,000		K-Bar Ranch Community Development District, Florida, Special Assessment Revenue Bonds, Parcel O-1 Project, Series 2014	5.375	11/01/44	895,153
610,000		K-Bar Ranch Community Development District, Florida, Special Assessment Revenue Bonds, Parcel Q Project, Series 2014	5.125	11/01/34	610,226
1,025,000		K-Bar Ranch Community Development District, Florida, Special Assessment Revenue Bonds, Parcel Q Project, Series 2014	5.375	11/01/44	1,025,175
1,000,000	(d)	Knightsbridge Community Development District, Florida, Special Assessment Bonds, Series 2024	5.500	06/15/54	988,782
1,750,000		Lake Deer Community Development District, Polk County Florida, Special Assessment Revenue Bonds, Series 2022	5.625	05/01/53	1,750,091
1,370,000		Lake Emma Community Development District, Lake County, Florida, Special Assessment Bonds, Area 2 2023 Project, Series 2023	5.500	05/01/53	1,394,626
1,000,000	(d)	Lake Harris Community Development District, Lake County, Florida, Special Assessment Bonds, 2023 Project Area Series 2023	5.625	05/01/53	1,019,528

46	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FLORIDA (continued)
$2,600,000	(d)	Lake Hideaway Community Development District, Hernando County, Florida, Capital Improvement Revenue Bonds, Assessment Area One, Series 2024	5.900%	05/01/54	$2,579,675
2,940,000		Lakeside Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2015	5.750	05/01/45	2,941,205
1,595,000		Lakeside Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2018	5.000	05/01/38	1,602,104
2,660,000		Lakeside Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2018	5.100	05/01/48	2,627,822
420,000		Lakeside Preserve Community Development District, Lakeland, Florida, Special Assessment Bonds, Series 2019	4.875	05/01/39	411,894
575,000		Lakeside Preserve Community Development District, Lakeland, Florida, Special Assessment Bonds, Series 2019	5.000	05/01/49	552,429
3,690,000	(d)	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Del Webb Project, Series 2017	5.125	05/01/47	3,710,365
1,110,000		Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Isles Lakewood Ranch Project, Series 2019	4.700	05/01/39	1,107,925
2,535,000		Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Northeast Sector Project, Phase 1A, Series 2018	5.100	05/01/48	2,543,473
2,245,000		Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Northeast Sector Project, Phase 1B, Series 2018	5.300	05/01/39	2,295,433
3,995,000		Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Northeast Sector Project, Phase 1B, Series 2018	5.450	05/01/48	4,063,397
530,000		Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Star Farms at Lakewood Ranch Project, Series 2024	5.550	05/01/54	530,480
1,355,000	(d)	Lawson Dunes Community Development District, Haines City, Florida, Special Assessment Revenue Bonds, 2022 Project Series 2022	5.000	05/01/42	1,349,520
2,465,000	(d)	Lawson Dunes Community Development District, Haines City, Florida, Special Assessment Revenue Bonds, 2022 Project Series 2022	5.125	05/01/52	2,396,064
1,635,000		Lee County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Janies Garden Phase 2, Series 2010B, (Mandatory Put 9/15/27)	7.250	09/15/47	1,636,409
3,655,000		Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2007A	5.250	06/15/27	3,656,319
35,550,000		Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2007A	5.375	06/15/37	35,550,736
2,495,000	(d)	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2012A	5.500	06/15/32	2,496,239
4,700,000	(d)	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2012A	5.750	06/15/42	4,700,129
790,000	(d)	Lee County Industrial Development Authority, Florida, Healthcare Facilities Revenue Bonds, Preserve Project, Series 2017A	5.375	12/01/32	614,861
2,000,000	(d)	Lee County Industrial Development Authority, Florida, Healthcare Facilities Revenue Bonds, Preserve Project, Series 2017A	5.625	12/01/37	1,530,660
11,650,000	(d)	Lee County Industrial Development Authority, Florida, Healthcare Facilities Revenue Bonds, Preserve Project, Series 2017A	5.750	12/01/52	8,645,944
10,000,000	(f)	Lee County, Florida, Airport Revenue Bonds, Series 2021B, (AMT), (UB)	5.000	10/01/46	10,141,010
20,045,000	(f)	Lee County, Florida, Airport Revenue Bonds, Series 2021B, (AMT), (UB)	4.000	10/01/51	17,274,005
8,850,000	(f)	Lee County, Florida, Airport Revenue Bonds, Series 2024, (AMT), (UB)	5.250	10/01/49	9,179,793

See Notes To Financial Statements	47

Portfolio of Investments March 31, 2025 (continued)

High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FLORIDA (continued)
$4,000,000	(f)	Lee County, Florida, Airport Revenue Bonds, Series 2024, (AMT), (UB)	5.250%	10/01/54	$4,118,921
157,000		Lexington Community Development District, Florida, Special Assessment Revenue Bonds, Series 2007	5.400	05/01/37	157,077
2,105,000	(d)	Liberty Cove Community Development District, Nassau County, Florida, Special Assessment Revenue Bonds, Assessment Area 1, Series 2024	5.700	05/01/54	2,053,403
1,250,000	(d)	Longleaf Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Neighborhood 4 Assessment Area Two Series 2024A	5.450	05/01/55	1,190,545
1,260,000	(d),(i)	Lowery Hills Community Development District, Lake Alfred, Florida, Special Assessments Revenue Bonds, Assessment Area 1, Series 2025	5.850	05/01/55	1,243,225
1,000,000	(d)	LTC Ranch Residential Community Development District, Port Saint Lucie, Florida, Special Assessment Bonds, Assessment Area 4 Project, Refunding Series 2024AA4	5.650	05/01/54	979,475
1,185,000		Lucerne Park Community Development District, Florida, Special Assessment Revenue Bonds, Series 2019	4.750	05/01/50	1,102,328
5,795,000		Magic Place Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Series 2019	4.500	05/01/51	5,002,154
1,000,000		Majorca Isles Community Development District, Mianmi Gardens, Florida, Special Assessment Bonds, Series 2015	5.375	05/01/35	1,007,608
3,615,000		Majorca Isles Community Development District, Mianmi Gardens, Florida, Special Assessment Bonds, Series 2015	5.625	05/01/46	3,633,133
1,885,000	(d)	Malabar Springs Community Development District, Florida, Special Assessment Revenue Bonds, Palm Bay Area One Series 2024	5.500	05/01/54	1,817,042
16,150,000	(f)	Manatee County, Florida, Revenue Improvement and Refunding Bonds, Series 2022, (UB)	4.000	10/01/52	15,073,733
2,035,000	(d)	Mandarin Grove Community Development District, Manatee County, Florida, Special Assessment Revenue Bonds, 2022 Project Series 2022	6.625	05/01/53	2,349,517
410,000		Meadow Pines Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2014-2	6.000	05/01/34	410,486
2,700,000		Mediterranea Community Development District, Riviera Beach, Florida, Special Assessment Bonds, Area 2 Project, Refunding & Improvement Series 2017	5.000	05/01/48	2,652,646
1,000,000	(d)	Miami Dade County Industrial Development Authority, Florida, Educational Facilities Revenue Bonds, Miami Community Charter School Inc Project, Series 2020A	5.000	06/01/47	913,300
3,895,000	(d)	Miami Dade County Industrial Development Authority, Florida, Educational Facilities Revenue Bonds, South Florida Autism Charter School Project, Series 2017	5.875	07/01/37	3,926,182
6,530,000	(d)	Miami Dade County Industrial Development Authority, Florida, Educational Facilities Revenue Bonds, South Florida Autism Charter School Project, Series 2017	6.000	07/01/47	6,564,081
13,505,000		Miami World Center Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2017	5.125	11/01/39	13,680,902
12,255,000		Miami World Center Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2017	5.250	11/01/49	12,389,556
6,200,000	(f)	Miami, Florida, Special Obligation Non-Ad Valorem Revenue Bonds, New Administrative Building Series 2023A, (UB)	5.000	03/01/48	6,430,663
9,565,000	(f)	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of Miami, Series 2018A, (UB)	5.000	04/01/53	9,659,696
30,000		Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Series 2010A	5.000	07/01/40	30,183
6,300,000	(d)	Miami-Dade County Industrial Development Authority, Florida, Industrial Development Revenue Bonds, CFC-MB I, LLC Collins Park Housing Project Series 2023	6.250	01/01/59	6,277,152
1,000,000		Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, PInecrest Academy Project, Series 2014	5.000	09/15/34	999,947
1,730,000		Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, PInecrest Academy Project, Series 2014	5.250	09/15/44	1,650,170

48	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FLORIDA (continued)
$1,500,000	(d)	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, Youth Co-Op Charter Schools Project, Series 2015A	5.750%	09/15/35	$1,502,277
2,250,000	(d)	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, Youth Co-Op Charter Schools Project, Series 2015A	6.000	09/15/45	2,253,241
12,855,000	(f)	Miami-Dade County, Florida, General Obligation Bonds, Public Health Trust Program Series 2021A, (UB)	4.000	07/01/50	11,678,899
14,790,000	(f)	Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding Series 2021A-1 - AGM Insured, (AMT), (UB)	4.000	10/01/45	13,324,457
2,000,000		Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding Series 2022A, (AMT)	5.250	10/01/52	2,052,811
11,960,000	(f)	Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding Subordinate Series 2021B-1, (AMT), (UB)	4.000	10/01/46	10,506,547
7,935,000	(f)	Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding Subordinate Series 2021B-1, (AMT), (UB)	4.000	10/01/50	6,884,977
3,615,000	(d)	Miami-Dade County, Florida, Special Assessment Revenue Bonds, Ojus Sanitary Sewer Special Benefit Area, Series 2021	5.100	07/01/51	3,611,638
5,000,000	(f)	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Series 2018, (UB)	4.000	07/01/48	4,471,305
9,085,000	(f)	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Series 2020A, (UB)	4.000	07/01/49	8,024,662
10,700,000	(f)	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2019B, (UB)	4.000	10/01/49	9,633,636
15,995,000	(f)	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2021, (UB)	4.000	10/01/51	14,299,228
2,390,000	(d)	Middleton Community Development District A, Florida, Special Assessment Revenue Bonds, Series 2022	6.200	05/01/53	2,506,319
800,000		Midtown Miami Community Development District, Florida, Special Assessment Revenue Bonds, Infrastrusture Project, Refunding Series 2014B	5.000	05/01/29	800,269
3,705,000		Midtown Miami Community Development District, Florida, Special Assessment Revenue Bonds, Infrastrusture Project, Refunding Series 2014B	5.000	05/01/37	3,704,899
9,770,000		Midtown Miami Community Development District, Florida, Special Assessment Revenue Bonds, Parking Garage Project, Refunding Series 2014A	5.000	05/01/37	9,769,734
4,810,000	(d)	Mirada Community Development District, Florida, Capital Improvement Bonds, Assessment Area 3 Series 2024	6.000	05/01/55	4,824,682
205,000	(d)	Mirada II Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2022	5.125	05/01/32	210,364
615,000	(d)	Mirada II Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2022	5.600	05/01/42	629,933
1,025,000	(d)	Mirada II Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2022	5.750	05/01/53	1,048,022
2,625,000		Naples Reserve Community Development District, Collier County, Florida, Special Assessment Bonds, Series 2014	5.625	11/01/45	2,626,025
2,645,000	(d)	Naples Reserve Community Development District, Collier County, Florida, Special Assessment Bonds, Series 2018	5.125	11/01/48	2,643,135
870,000	(e)	Naturewalk Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007A	5.500	05/01/38	330,600
1,590,000	(e)	Naturewalk Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007B	5.300	05/01/22	604,200
2,150,000	(d)	Normandy Community Development District, Florida, Capital Improvement Revenue Bonds, Jacksonville Assessment Area One Series 2024	5.550	05/01/54	2,046,864
535,000	(d)	North AR-1 of Pasco Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 3, Series 2023	5.750	05/01/43	544,724
1,095,000	(d)	North AR-1 of Pasco Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 3, Series 2023	6.000	05/01/54	1,117,651

See Notes To Financial Statements	49

Portfolio of Investments March 31, 2025 (continued)

High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FLORIDA (continued)
$855,000	(d)	North AR-1 of Pasco Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 5, Series 2024	6.000%	05/01/54	$861,704
715,000		North Boulevard Community Development District, Haines, Polk County, Florida, Special Assessment Bonds, Series 2019	5.500	11/01/39	732,793
1,240,000		North Boulevard Community Development District, Haines, Polk County, Florida, Special Assessment Bonds, Series 2019	5.625	11/01/49	1,262,714
1,915,000	(d)	North Powerline Road Community Development District, Polk County, Florida, Special Assessment Revenue Bonds, Series 2022	5.625	05/01/52	1,959,115
1,000,000		North Springs Improvement District, Browaard County, Florida, Special Assessment Bonds, Area C, Series 2017	5.000	05/01/38	1,005,591
8,025,000		North Springs Improvement District, Broward County, Florida, Water Mangement Bonds, Parkland Bay Unit Area, Series 2018	5.000	05/01/48	7,894,917
5,000,000	(d)	North Springs Improvement District, Broward County, Florida, Water Mangement Bonds, Unit Area C, Series 2017	5.000	05/01/48	4,872,704
3,000,000		Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 2C, Series 2017	5.000	08/01/46	3,000,656
13,280,000		Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 53, Series 2015	5.500	08/01/46	13,353,960
3,280,000		Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 53, Series 2018A	5.500	08/01/39	3,360,201
5,730,000		Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 53, Series 2018A	5.625	08/01/49	5,821,714
3,900,000	(d)	Ocean and Highway Port Authority, Florida, Port Facilities Revenue Bonds, Worldwide Terminals Fernandina, LLC Project, Series 2019, (AMT)	5.500	12/01/49	3,149,814
1,530,000		Old Hickory Community Development District, Osceola County, Florida, Special Assessment Bonds, Series 2020	4.000	06/15/50	1,266,671
1,185,000		Orange Blossom Groves Community Development District, Collier County, Florida, Special Assessment Bonds, 2023 Project, Series 2023	5.375	06/15/53	1,202,928
34,000,000	(f)	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Health Obligated Group, Inc. Series 2025A, (UB)	5.250	10/01/56	35,519,521
2,240,000		Orchid Grove Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015	5.000	05/01/36	2,248,110
810,000		Osceola Chain Lakes Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2018	5.125	05/01/38	816,936
1,130,000		Osceola Chain Lakes Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2018	5.250	05/01/48	1,132,169
875,000	(d)	Pacific Ace Community Development District, Lake County, Florida, Special Assessment Revenue Bonds, Area 2 Series 2024	5.500	05/01/55	867,942
2,700,000		Palermo Community Development District, Florida, Special Assessment Bonds, 2023 Project, Series 2023	5.250	06/15/53	2,705,952
600,000		Palermo Community Development District, Lee County, Florida, Special Assessment Bonds, Area 2, Series 2025	5.500	06/15/55	579,803
17,865,000	(f)	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Bonds, Baptist Health Systems of South Florida Obligated Group, Series 2019, (UB)	4.000	08/15/49	15,539,143
10,315,000	(d)	Palm Beach County, Florida, Revenue Bonds, Provident Group - LU Properties LLC Lynn University Housing Project, Series 2021A	5.000	06/01/57	9,317,999
4,160,000		Palm Beach County, Florida, Revenue Bonds, Provident Group - LU Properties LLC Lynn University Housing Project, Series 2024A	6.125	06/01/54	4,152,702
3,640,000		Palm Beach County, Florida, Revenue Bonds, Provident Group - LU Properties LLC Lynn University Housing Project, Series 2024A	6.250	06/01/59	3,658,477
1,250,000		Palm Coast Park Community Development District, Florida, Special Assessment Revenue Bonds, Sawmill Branch Phase 2 Flager, Series 2022	5.125	05/01/51	1,217,002
1,000,000		Palm Coast Park Community Development District, Florida, Special Assessment Revenue Bonds, Series 2023	5.600	05/01/53	1,012,010

50	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FLORIDA (continued)
$750,000	(d)	Palm Gate Community Development District, Florida, Special Assessment Bond, 2025 Project, Series 2025	5.550%	06/15/55	$729,059
545,000		Park Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Series 13A-1	7.375	11/01/44	573,730
2,185,000		Park East Community Development District, Florida, Special Assessment Revenue Bonds, Series 2021	4.000	11/01/51	1,781,844
1,000,000		Parker Pointe Community Development District, Miami-Dade County, Florida, Special Assessment Revenue Bonds, Series 2024	5.750	05/01/54	987,911
800,000		Parker Road Community Development District, Florida, Capital Improvement Revenue Bonds, Refudning Series 2020	3.875	05/01/40	661,602
925,000		Parrish Lakes Community Development District, Manatee County, Florida, Capital Improvement Revenue Bonds, Assessment Area 1, Series 2023	5.125	05/01/43	910,718
1,850,000		Parrish Lakes Community Development District, Manatee County, Florida, Capital Improvement Revenue Bonds, Assessment Area 1, Series 2023	5.400	05/01/53	1,830,444
1,900,000	(d)	Parrish Lakes Community Development District, Manatee County, Florida, Capital Improvement Revenue Bonds, Assessment Area 3, Series 2024	5.800	05/01/54	1,861,609
1,000,000		Pasco County, Florida, Cigarette Tax Allocation Bonds, H. Lee Moffitt Cancer Center and Research Institute Capital Improvement Series 2023A - AGM Insured	5.000	09/01/48	1,020,873
2,000,000	(d)	Peace Creek Community Development District, Winter Haven, Florida, Special Assessment Revenue Bonds, Area One Series 2023	5.375	06/15/53	2,016,937
885,000		Poinciana West Community Development District, Florida, Special Assessment Bonds, Refunding Subordinate Series 2016-2	5.700	05/01/37	901,274
500,000		Preserve at South Branch Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Phase 1 Series 2018	5.250	11/01/38	515,282
1,000,000		Preserve at South Branch Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Phase 1 Series 2018	5.375	11/01/49	1,012,644
2,160,000		Punta Gorda Housing Authority, Florida, Gulf Breeze Apartments Multifamily Housing Revenue Bonds, Series 2007A, (AMT)	6.125	01/01/45	2,090,022
1,000,000	(d)	Ranches at Lake McLeod Community Development District, Polk County, Florida, Special Assessment Revenue Bonds, Assessment Area 1 Series 2023	5.500	06/15/53	1,012,061
1,250,000	(d)	Ranches at Lake McLeod Community Development District, Polk County, Florida, Special Assessment Revenue Bonds, Assessment Area 2 Series 2025	5.650	06/15/55	1,234,689
1,035,000		Randal Park Community Development District, Orlando, Florida, Special Assessment Revenue Bonds, Series 2012	6.125	11/01/32	1,100,791
1,000,000		Randal Park Community Development District, Orlando, Florida, Special Assessment Revenue Bonds, Series 2012	6.875	11/01/42	1,102,712
1,350,000		Randal Park Community Development District, Orlando, Florida, Special Assessment Revenue Bonds, Series 2015	5.000	11/01/35	1,353,132
2,270,000		Randal Park Community Development District, Orlando, Florida, Special Assessment Revenue Bonds, Series 2015	5.200	11/01/45	2,271,749
725,000	(d)	Regal Village Community Development District, Florida City, Florida, Capital Improvement Revenue Bonds, Series 2024	5.500	05/01/54	720,128
7,485,000		Reunion East Community Development District, Osceola County, Florida, Special Assessment Bonds, Refunding Series 2015A	5.000	05/01/33	7,490,218
2,705,000	(d)	Reunion West Community Development District, Florida, Special Assessment Bonds, Area 2 Phase 1 Project, Refunding & Improvement Series 2015	5.000	11/01/47	2,706,139
2,530,000		Reunion West Community Development District, Florida, Special Assessment Bonds, Area 3 Project, Series 2016	5.000	11/01/46	2,531,973
675,000		Reunion West Community Development District, Osceola County, Florida, Special Assessment Bonds, Area 5 Project, Series 2019	4.500	05/01/39	649,205
2,000,000		Reunion West Community Development District, Osceola County, Florida, Special Assessment Bonds, Area 5 Project, Series 2019	4.625	05/01/50	1,828,443

See Notes To Financial Statements	51

Portfolio of Investments March 31, 2025 (continued)

High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FLORIDA (continued)
$160,000		Rhodine Road North Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2019	4.750%	05/01/50	$149,683
1,065,000		Rhodine Road North Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2022	4.000	05/01/52	888,404
998,000		Riverbend West Community Development District, Hilsborough County, Florida, Special Assessment Bonds, Series 2016	5.000	05/01/46	982,839
1,360,000		Rivers Edge Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Subordinate Lien Series 2018A-2	5.000	05/01/38	1,369,540
565,000		Rolling Hills Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2015A-1	5.450	05/01/31	568,477
820,000		Rolling Hills Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2015A-1	5.600	05/01/37	823,542
1,300,000		Rolling Hills Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2020A-1	4.875	05/01/50	1,228,352
1,000,000		Rolling Oaks Community Development District, Florida, Special Assessment Bonds, Series 2016	5.875	11/01/37	1,026,477
990,000		Rolling Oaks Community Development District, Florida, Special Assessment Bonds, Series 2016	6.000	11/01/47	1,011,005
1,995,000	(d)	Rolling Oaks Community Development District, Florida, Special Assessment Bonds, Series 2018	5.375	11/01/38	2,033,923
3,745,000	(d)	Rolling Oaks Community Development District, Florida, Special Assessment Bonds, Series 2018	5.500	11/01/49	3,789,921
1,510,000	(d)	Rolling Oaks Community Development District, Osceola County, Florida, Special Assessment Bonds, 2022 Assessment Area, Series 2022	6.500	05/01/53	1,576,973
1,695,000	(d)	Rookery Community Development District, Florida, Special Assessment Revenue Bonds, Green Cove Springs Capital Improvement Assessment Area One Series 2024	5.350	05/01/55	1,620,543
2,360,000		Rustic Oaks Community Development District, Florida, Capital Improvement Revenue Bonds Series 2022	4.000	05/01/52	1,912,484
1,000,000	(d)	Rye Crossing Community Development District, Manatee County, Florida, Revenue Bonds, Capital Improvement Assessment Area 2 Series 2024	5.250	05/01/54	956,001
1,700,000		Sabal Palm Community Development District, Florida, Special Assessment Bonds, Series 2016	5.500	11/01/46	1,710,512
1,250,000	(d)	Sabal Palm Community Development District, Florida, Special Assessment Bonds, South Parcel Series 2017	5.000	11/01/47	1,236,494
1,245,000		Saint Augustine Lakes Community Development District, Saint Johns County, Florida, Special Assessment Bonds, 2022 Project, Series 2022	5.500	06/15/53	1,256,719
3,308,301	(d)	Saint Johns County Housing Authority, Florida, Multifamily Mortgage Revenue Bonds, Victoria Crossing, Series 2021A, (Mandatory Put 4/01/39)	3.920	04/01/59	2,619,967
1,000,000		Saltmeadows Community Development District, Manatee County, Florida, Special Assessment Revenue Bonds, Assessment Area 1, Series 2022	5.500	05/01/53	1,010,750
1,980,000		Sarasota County Public Hospital District, Florida, Hospital Revenue Bonds, Sarasota Memorial Hospital Project, Series 2022	4.000	07/01/52	1,718,014
15,000,000	(f)	Sarasota County Public Hospital District, Florida, Hospital Revenue Bonds, Sarasota Memorial Hospital Project, Series 2022, (UB)	4.000	07/01/52	13,015,255
750,000		Savanna Lakes Community Development District, Lee County, Florida, Special Assessment Revenue Bonds, Assessment Area Two Series 2024	5.500	06/15/54	740,521
2,500,000	(d)	Sawgrass Village Community Development District, Manatee County, Florida, Special Assessment Bonds, 2023 Project Series 2023	5.750	05/01/53	2,523,366
1,045,000		Sawgrass Village Community Development District, Manatee County, Florida, Special Assessment Bonds, Assessment Area 2 Series 2023	6.375	11/01/53	1,090,115

52	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FLORIDA (continued)
$2,305,000	(d)	Sawyers Landing Community Development District, Florida, Special Assessment Revenue Bonds, Series 2021	4.125%	05/01/41	$2,059,113
1,685,000	(d)	Scenic Terrace North Community Development District, Florida, Special Assessment Revenue Bonds, Series 2023	6.125	05/01/54	1,730,063
1,510,000	(d)	Seagrove Community Development District, St. Lucie County, Florida, Special Assessment Revenue Bonds, Series 2024	5.200	06/15/54	1,457,656
1,130,000	(d)	Seaton Creek Reserve Community Development District, Jacksonville, Florida, Special Assessment Revenue Bonds, Assessment Area 1 Series 2023	5.500	06/15/53	1,145,879
1,185,000		Sedona Point Community Development District, Florida, Special Assessment Bonds, Project Series 2023	5.000	06/15/53	1,164,609
1,105,000	(d)	Seminole Palms Community Development District, Palm Coast, Florida, Special Assessment Revenue Bonds, 2023 Project Area Series 2023	5.700	05/01/53	1,122,537
2,000,000	(d)	Seminole Palms Community Development District, Palm Coast, Florida, Special Assessment Revenue Bonds, 2024 Project Area 2 Series 2024	5.500	05/01/55	1,927,318
1,500,000	(d)	Shell Point Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Refunding Series 2019	5.250	11/01/39	1,519,231
2,990,000	(d)	Shell Point Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Refunding Series 2019	5.375	11/01/49	3,010,799
1,750,000		Sherwood Manor Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Area Two, Series 2023	5.625	05/01/53	1,780,725
4,000,000		Shingle Creek Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Assessment Area 2 Series 2019	5.000	05/01/49	3,906,856
390,000	(d)	Silverado Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1A, Series 2018A-1	5.250	11/01/38	394,246
580,000	(d)	Silverado Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1A, Series 2018A-1	5.375	11/01/48	583,443
1,500,000	(d)	Silverado Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1B, Refunding Series 2018A-2	5.500	05/01/49	1,553,554
310,000	(d)	Silverado Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2017A-1	5.500	11/01/47	312,350
1,975,000		Six Mile Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1, Refunding Series 2015	5.000	05/01/38	1,995,120
3,930,000		Six Mile Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2 Phase 2, Series 2017A	5.250	11/01/48	3,949,593
1,500,000	(d)	Six Mile Creek Community Development District, Saint Johns County, Florida, Capital Improvement Revenue Bonds, 2023 Project Area Series 2023	5.700	05/01/54	1,528,450
995,000		Solterra Resort Community Development District, Polk County, Florida, Special Assessment Bonds, Series 2018	5.250	05/01/39	1,006,412
2,925,000		Solterra Resort Community Development District, Polk County, Florida, Special Assessment Bonds, Series 2018	5.375	05/01/49	2,949,772
1,405,000	(d)	Somerset Bay Community Development District, Hernando County, Florida, Capital Improvement Revenue Bonds, Assessment Area 1, Series 2024	5.900	05/01/54	1,394,017
1,000,000	(d)	Sorrento Pines Community Development District Special Assessment Revenue Bonds, Florida, Area One Series 2023	5.500	05/01/53	1,017,975
15,000,000	(f)	South Broward Hospital District, Florida, Hospital Revenue Bonds, South Broward Hospital District Obligated Group, Refunding Series 2016A, (UB)	4.000	05/01/44	13,727,532
5,000,000	(f)	South Broward Hospital District, Florida, Hospital Revenue Bonds, South Broward Hospital District Obligated Group, Series 2018, (UB)	4.000	05/01/48	4,476,995

See Notes To Financial Statements	53

Portfolio of Investments March 31, 2025 (continued)

High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FLORIDA (continued)
$35,000		South Fork III Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2016	5.000%	05/01/29	$35,537
780,000		South Fork III Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2016	5.375	05/01/37	788,911
2,730,000		South Fork III Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2016	5.625	05/01/47	2,754,040
1,510,000		South Fork III Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2018	5.000	05/01/38	1,518,872
3,750,000		South Fork III Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2018	5.375	05/01/49	3,767,254
8,250,000		South Miami Health Facilities Authority, Florida, Hospital Revenue Bonds, Baptist Health Systems of South Florida Obligated Group, Refunding Series 2017 - BAM Insured	5.000	08/15/47	8,364,263
400,000		South Village Community Development District, Clay County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2016A2	4.875	05/01/35	400,955
100,000		South Village Community Development District, Clay County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2016A2	5.000	05/01/38	100,214
2,015,000		South-Dade Venture Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2013	5.250	05/01/34	2,016,210
930,000		Southshore Bay Community Development District, Hillsborough County, Florida, Capital Improvement Revenue Bonds, Assessment Area 2, Series 2024	5.625	05/01/54	912,789
1,000,000		Spencer Creek Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2019	5.000	05/01/39	1,006,266
1,250,000		Spencer Creek Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2019	5.250	05/01/49	1,252,677
2,125,000		Spring Lake Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Area One Project, Series 2014	5.125	11/01/34	2,125,841
3,265,000		Spring Lake Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Area One Project, Series 2014	5.500	11/01/44	3,265,944
1,525,000	(d)	Spring Lake Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Area Two Project, Series 2017	5.125	11/01/37	1,536,790
2,995,000	(d)	Spring Lake Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Area Two Project, Series 2017	5.250	11/01/47	3,000,539
2,400,000		State of Florida, Board of Governors, Florida Polytechnic University, Florida, Dormitory Revenue Bonds, Series 2023A - BAM Insured	4.250	07/01/39	2,388,759
2,195,000		Stonegate Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2013	5.000	05/01/34	2,196,020
1,000,000		Stonegate Preserve Community Development District, Florida, Manatee County Special Assessment Revenue Bonds 2023 Project Area Series 2023	6.125	12/15/53	1,061,723
1,635,000		Stoneybrook North Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area One Project, Series 2017A-3	5.875	11/01/29	1,635,572
600,000	(d)	Stoneybrook North Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area Two Project, Series 2022	6.375	11/01/52	644,756
1,000,000	(d)	Stoneybrook South at Championsgate Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, 2023 Assessment Area Series 2023	5.500	06/15/53	1,036,956
3,945,000		Stoneybrook South Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Assessment Area Two-A Project, Series 2014	5.500	11/01/44	4,072,580
1,075,000	(d)	Storey Creek Community Development District, Osceloa County, Florida, Special Assessment Bonds, Assessment Area 2 Project, Series 2022	5.375	06/15/52	1,084,015

54	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FLORIDA (continued)
$500,000	(d)	Summer Woods Community Development District, Manatee County, Florida, Special Assessment Bonds, Area 1 Project, Series 2018A-1	5.250%	11/01/38	$506,755
1,320,000	(d)	Summer Woods Community Development District, Manatee County, Florida, Special Assessment Bonds, Area 1 Project, Series 2018A-1	5.375	11/01/48	1,327,835
1,561,000		Summit At Fern Hill Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2016	5.000	05/01/46	1,551,221
985,000	(d)	Summit View Community Development District, Dade City, Florida, Special Assessment Area Two Revenue Bonds, Series 2024	6.000	05/01/54	998,253
1,000,000	(d)	Sunbridge Stewardship District, Florida, Special Assessment Revenue Bonds, Weslyn Park Project, Series 2022	5.200	05/01/42	1,004,940
2,000,000	(d)	Sunbridge Stewardship District, Florida, Special Assessment Revenue Bonds, Weslyn Park Project, Series 2022	5.350	05/01/52	2,009,171
11,540,000	(f)	Tampa, Florida, Health System Revenue Bonds, Baycare Health System, Series 2016A, (UB)	5.000	11/15/46	11,567,193
1,500,000		Tampa, Florida, Hospital Revenue Bonds, H. Lee Moffitt Cancer Center Project, Series 2020B	4.000	07/01/45	1,386,650
1,815,000		Tapestry Community Development District, Florida, Special Assessment Revenue Bonds, Series 2016	5.000	05/01/46	1,789,730
2,000,000		Terreno Community Development District, Collier County, Florida, Special Assessment Bonds, Series 2023	5.250	05/01/53	1,990,076
1,000,000	(d)	Terreno Community Development District, Collier County, Florida, Special Assessment Bonds, Series 2025	5.650	05/01/55	1,001,078
3,255,000		Three Rivers Community Development District, Florida, Special Assessment Revenue Bonds, Series 2019A-1	4.750	05/01/50	3,036,499
995,000	(d)	Timber Creek Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2018	5.000	11/01/38	1,006,002
1,250,000	(d)	Timber Creek Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2018	5.000	11/01/48	1,227,885
1,075,000		Tohoqua Community Development District, Florida, Special Assessment Revenue Bonds, Series 2018	4.800	05/01/48	1,021,676
580,000	(d)	Tolomato Community Development District, Florida, Special Assessment Bonds, Expansion Parcel Project, Series 2018	4.850	05/01/38	580,777
975,000	(d)	Tolomato Community Development District, Florida, Special Assessment Bonds, Expansion Parcel Project, Series 2018	5.000	05/01/48	963,097
4,795,000	(d)	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Senior Lien Series 2018A-2	5.625	05/01/40	4,894,935
2,265,000		Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Subordinate Lien Series 2018B-2	5.125	05/01/39	2,286,549
885,000		Tolomato Community Development District, Florida, Special Assessment Revenue Bonds, Seabrook Village Phases 2 and 3 Series 2024	5.125	05/01/54	839,964
3,225,000		Toscana Isles Community Development District, Venice, Florida, Special Assessment Revenue Bonds, Series 2014	6.250	11/01/44	3,340,302
280,000		Towne Park Community Development District, Florida, Special Assessment Bonds, Area 2B Project, Series 2018	5.375	05/01/38	286,193
1,265,000		Towne Park Community Development District, Florida, Special Assessment Bonds, Area 3A Project, Series 2018	5.375	05/01/38	1,292,977
2,595,000		Towne Park Community Development District, Florida, Special Assessment Bonds, Area 3A Project, Series 2018	5.500	05/01/49	2,628,908
1,755,000		Towne Park Community Development District, Florida, Special Assessment Bonds, Area 3C Project, Series 2019	4.625	05/01/50	1,604,459
825,000		Trevesta Community Development District, Manatee County, Florida, Special Assessment Revenue Bonds, 2016 Project, Series 2016A-1	5.375	11/01/36	856,637
705,000	(d)	Trevesta Community Development District, Manatee County, Florida, Special Assessment Revenue Bonds, Assessment Area 1 - Phase 2 Project, Series 2018	5.250	11/01/39	729,662
750,000		Triple Creek Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2012 - AGM Insured	6.750	11/01/43	820,161

See Notes To Financial Statements	55

Portfolio of Investments March 31, 2025 (continued)

High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FLORIDA (continued)
$1,100,000		Trout Creek Community Development District, Saint Johns County, Florida, Capital Improvement Revenue Bonds, Series 2018	5.375%	05/01/38	$1,113,440
3,350,000		Trout Creek Community Development District, Saint Johns County, Florida, Capital Improvement Revenue Bonds, Series 2018	5.500	05/01/49	3,374,354
1,400,000		TSR Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Northwest Assessment Area Parcels A, B & C, Series 2018	5.000	11/01/39	1,407,740
2,500,000		TSR Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Northwest Assessment Area Parcels A, B & C, Series 2018	5.125	11/01/49	2,473,601
275,000		TSR Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Village 1 Project, Series 2015	5.000	11/01/36	275,474
555,000		TSR Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Village 1 Project, Series 2015	5.125	11/01/45	555,129
2,435,000		TSR Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Village 4 Project, Series 2015A	5.625	11/01/45	2,475,765
1,505,000		Tuckers Pointe Community Development District, Charlotte County, Florida, Special Assessment Notes, Phase 1 Project, Series 2022	4.000	05/01/42	1,324,688
9,275,000		Twin Creeks North Community Development District, Florida, Special Assessment Bonds, Master Infrastructure Improvements, Series 2016A-1	6.375	11/01/47	9,696,496
1,835,000		Twin Creeks North Community Development District, Florida, Special Assessment Bonds, Master Infrastructure Improvements, Series 2016A-2	6.375	11/01/47	1,918,390
1,000,000	(d)	Twisted Oaks Pointe Community Development District, Florida, Special Assessment Revenue Bonds Assessment Area One Project Series 2023	5.625	05/01/53	1,008,420
1,000,000	(d)	Twisted Oaks Pointe Community Development District, Florida, Special Assessment Revenue Bonds Assessment Area Two Project Series 2023	6.125	05/01/54	1,028,047
610,000		Two Creeks Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Subordinate Lien Series 2016A-2	4.750	05/01/37	607,202
2,210,000		Two Lakes Community Development District, Hialeah, Florida, Special Assessment Bonds, Series 2024	5.000	05/01/55	2,212,284
7,000,000	(d)	Two Rivers East Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, 2023 Project Series 2023	5.875	05/01/53	7,103,506
1,540,000	(d)	Two Rivers North Community Development District, Pasco County, Florida, Special Assessment Bonds, 2022 Project, Series 2022	5.125	05/01/42	1,534,690
5,000,000	(d)	Two Rivers West Community Development District, Pasco County, Florida, Special Assessment Bonds, 2022 Project, Series 2022	6.250	05/01/53	5,204,149
1,500,000	(d)	Two Rivers West Community Development District, Pasco County, Florida, Special Assessment Bonds, 2024 Project, Series 2024	5.875	05/01/54	1,524,017
255,000		Union Park Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016A-1	5.375	11/01/37	258,317
1,975,000	(d)	Union Park East Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1 Series 2017A-1	5.500	11/01/47	1,999,151
1,465,000	(d)	Union Park East Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2 Series 2019A-1	5.000	11/01/39	1,473,099
2,615,000	(d)	Union Park East Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2 Series 2019A-1	5.125	11/01/49	2,590,969

56	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FLORIDA (continued)
$820,000	(d)	Union Park East Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2 Series 2019A-2	5.250%	05/01/49	$823,292
1,525,000	(d)	Varrea South Community Development District, Plant City, Florida, Capital Improvement Revenue Bonds, 2023 Assessment Area Series 2023	5.400	05/01/53	1,546,478
2,620,000	(d)	V-Dana Community Development District, Lee County, Florida, Special Assessment Bonds, Area 2 - 2023 Project, Series 2023	5.500	05/01/54	2,637,452
1,000,000	(d)	V-Dana Community Development District, Lee County, Florida, Special Assessment Bonds, Area 2 - 2025 Project, Series 2025	5.550	05/01/55	987,679
1,055,000		Venetian Parc Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Area One Project, Series 2013	6.500	11/01/43	1,118,747
1,000,000		Veranda Community Development District II, Florida, Special Assessment Revenue Bonds, Assessment Area 5 Phase 2 Veranda Estates Project, Refunding Series 2024	5.625	05/01/54	1,003,370
725,000		Veranda Community Development District II, Florida, Special Assessment Revenue Bonds, Assessment Area One-Gardens East Project, Series 2018A	5.000	11/01/39	729,304
1,050,000		Veranda Community Development District II, Florida, Special Assessment Revenue Bonds, Assessment Area One-Gardens East Project, Series 2018A	5.000	11/01/39	1,056,234
1,720,000		Veranda Community Development District II, Florida, Special Assessment Revenue Bonds, Assessment Area One-Gardens East Project, Series 2018A	5.125	11/01/49	1,701,838
1,200,000		Veranda Community Development District II, Florida, Special Assessment Revenue Bonds, Assessment Area One-Gardens East Project, Series 2018A	5.125	11/01/49	1,187,328
3,680,000		Verandah West Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Series 2013	5.000	05/01/33	3,681,379
1,640,000		Verano 2 Community Development District, Florida, Special Assessment Revenue Bonds, District 2 Pod A Project, Series 2017	4.750	11/01/38	1,619,981
2,405,000		Verano 2 Community Development District, Florida, Special Assessment Revenue Bonds, District 2 Pod A Project, Series 2017	5.000	11/01/48	2,349,587
1,295,000		Verano 2 Community Development District, Florida, Special Assessment Revenue Bonds, District 2 Pod B Project, Series 2017	4.750	11/01/38	1,279,192
1,970,000		Verano 2 Community Development District, Florida, Special Assessment Revenue Bonds, District 2 Pod B Project, Series 2017	5.000	11/01/48	1,924,610
895,000		Verano 2 Community Development District, Florida, Special Assessment Revenue Bonds, District 2 Pod C Project, Series 2017	5.000	11/01/38	899,835
1,410,000		Verano 2 Community Development District, Florida, Special Assessment Revenue Bonds, District 2 Pod C Project, Series 2017	5.125	11/01/48	1,401,373
1,140,000		Verano 3 Community Development District, Florida, Special Assessment Bonds, Phase 2 Assessment Area, Series 2022	6.450	11/01/42	1,202,258
1,500,000		Verano 3 Community Development District, Florida, Special Assessment Bonds, Phase 2 Assessment Area, Series 2022	6.625	11/01/52	1,586,522
1,195,000	(d)	Verano 4 Community Development District, Florida, Special Assessment Revenue Bonds, Arbor Creek Phase One Assessment Area Series 2023	5.625	05/01/53	1,221,485
3,705,000	(d)	Village Community Development District 15, Florida, Special Assessment Revenue Bonds, Series 2023	5.250	05/01/54	3,782,804
2,875,000	(d)	Villages of Glen Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 4, Series 2022	5.250	05/01/53	2,864,908
1,245,000	(d)	Villamar Community Development District, Winter Haven, Florida, Special Assessment Revenue Bonds, Area 5 Project, Series 2023	5.750	05/01/53	1,263,097
1,000,000	(d)	Villamar Community Development District, Winter Haven, Florida, Special Assessment Revenue Bonds, Area 6 Project, Series 2024	5.750	05/01/54	1,010,055
1,790,000		Villamar Community Development District, Winter Haven, Florida, Special Assessment Revenue Bonds, Series 2019	4.875	05/01/50	1,693,726

See Notes To Financial Statements	57

Portfolio of Investments March 31, 2025 (continued)

High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FLORIDA (continued)
$805,000		Waterford Community Development District, Hernando County, Florida, Capital Improvement Revenue Bonds, Assessment Area One, Series 2023	5.600%	05/01/53	$824,190
1,925,000	(d)	Waterset Central Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2018	5.125	11/01/38	1,942,548
4,000,000	(d)	Waterset Central Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2018	5.250	11/01/49	4,006,110
1,920,000		Waterset North Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2014	5.125	11/01/35	1,920,704
1,405,000		Waterset North Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2014	5.250	05/01/39	1,414,346
1,340,000	(d)	Wellness Ridge Community Development District, Lake County, Florida, Special Assessment Revenue Bonds, Area One Series 2023	5.375	06/15/53	1,357,588
1,270,000	(d)	West Hillcrest Community Development District, Pasco County, Florida, Special Assessment Bonds, 2023 Project Series 2023	5.500	06/15/53	1,291,228
2,400,000		West Port Community Developement District, Charlotte County, Florida, Special Assessment Bonds, Assessment Area 1 - 2021 Project, Series 2021	4.000	05/01/51	1,963,753
710,000	(d)	West Villages Improvement District, Florida, Special Assessment Revenue Bonds, Unit of Development 7 Village B Parcel, Series 2019	5.000	05/01/50	686,011
3,000,000		West Villages Improvement District, Florida, Special Assessment Revenue Bonds, Unit of Development 8 Master Infrastructure, Series 2022	5.500	05/01/53	3,053,926
2,500,000	(d)	West Villages Improvement District, Florida, Special Assessment Revenue Bonds, Unit of Development 9 Series 2023	5.625	05/01/53	2,557,058
1,490,000	(d)	West Villages Improvement District, North Port, Florida, Capital Improvement Revenue Bonds, Unit of Development 10 Assessment Area 1, Series 2024	5.625	05/01/54	1,474,880
430,000	(d)	Westside Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Solara Phase 1 Assessment Area, Series 2018	5.000	05/01/38	433,752
575,000	(d)	Westside Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Solara Phase 1 Assessment Area, Series 2018	5.200	05/01/48	576,918
795,000	(d)	Westside Haines City Community Development District, Polk County, Florida, Special Assessment Bonds, Area 2 Project, Series 2024	6.000	05/01/54	806,257
750,000	(d)	Westview North Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, 2022 Project, Series 2022	5.750	06/15/42	777,512
1,500,000	(d)	Westview North Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, 2022 Project, Series 2022	6.000	06/15/52	1,558,215
2,845,000	(d)	Westview South Community Development District, Osceola and Polk Counties, Florida, Special Assessment Bonds, Assessment Area 1 Project Series 2023	5.600	05/01/53	2,869,905
995,000		Westview South Community Development District, Osceola and Polk Counties, Florida, Special Assessment Bonds, Assessment Area 2 Series 2023	5.625	05/01/53	1,008,561
2,580,000	(d)	Willow Hammock Community Development District, Manatee County, Florida, Special Assessment Revenue Bonds, Series 2017	5.000	11/01/47	2,485,022
1,380,000	(d)	Willowbrook Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area One Project Series 2024	5.900	05/01/55	1,369,329
1,500,000		Willows Community Development District, Florida, Special Assessment Bonds, Series 2019	5.000	05/01/39	1,509,399
3,000,000		Willows Community Development District, Florida, Special Assessment Bonds, Series 2019	5.200	05/01/50	2,990,123
1,250,000	(d)	Wind Meadows South Community Development District, Bartow, Florida, Special Assessment Bonds, Assessment Area 2 Project, Series 2023	5.625	05/01/53	1,267,036

58	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FLORIDA (continued)
$1,870,000		Winding Cypress Community Development District, Collier County, Florida, Special Assessment Bonds, Phase 1 & 2 Assessment Area, Series 2015	5.000%	11/01/45	$1,854,183
990,000		Winding Cypress Community Development District, Collier County, Florida, Special Assessment Bonds, Series 2019	5.000	11/01/49	962,488
20,000		Windward Community Development District, Florida, Special Assessment Bonds, Series 2020A-2	4.400	11/01/35	19,413
200,000		Wiregrass Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2014	5.375	05/01/35	200,120
2,365,000		Wiregrass Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2014	5.625	05/01/45	2,365,809
1,700,000		Wiregrass Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016	5.000	05/01/47	1,666,268
1,000,000		Woodcreek Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Assessment Area 1, Series 2022	6.000	05/01/53	1,039,241
500,000	(d)	Woodcreek Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Assessment Area 2, Series 2025	5.500	05/01/55	479,076
850,000	(d)	Woodland Preserve Community Development District, Florida, Manatee County, Special Assessment Revenue Bonds, Assessment Area One Series 2025	5.500	05/01/55	832,197
510,000		Wynnmere East Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2016	5.125	05/01/36	515,702
925,000		Wynnmere East Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2016	5.500	05/01/46	933,860
2,000,000	(d)	Yarbrough Lane Community Development District, Polk County, Florida, Special Assessment Revenue Bonds, 2024 Project Series 2024	5.600	05/01/55	1,947,399
1,485,000	(d)	Zephyr Lakes Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2019	5.500	11/01/39	1,524,864
2,560,000	(d)	Zephyr Lakes Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2019	5.625	11/01/49	2,610,614

		TOTAL FLORIDA			2,212,097,094

		GEORGIA - 2.8%
36,120,000	(g)	Atlanta Development Authority, Georgia, Economic Development Certificates, Gulch Enterprise Zone Project, Convertible Capital Appreciation Series 2024A-1 Class A	0.000	12/15/48	31,033,372
10,300,000	(d)	Atlanta Development Authority, Georgia, Revenue Bonds, Westside Gulch Area Project, Senior Series 2024A-2	5.500	04/01/39	10,490,213
500,000	(e)	Atlanta Development Authority, Georgia, Senior Health Care Facilities Revenue Bonds, Georgia Proton Treatment Center Project, Current Interest Series 2017A-1	6.500	01/01/29	200,000
24,900,000	(e)	Atlanta Development Authority, Georgia, Senior Health Care Facilities Revenue Bonds, Georgia Proton Treatment Center Project, Current Interest Series 2017A-1	6.750	01/01/35	9,960,000
33,710,000	(e)	Atlanta Development Authority, Georgia, Senior Health Care Facilities Revenue Bonds, Georgia Proton Treatment Center Project, Current Interest Series 2017A-1	7.000	01/01/40	13,484,000
1,290,000		Atlanta Urban Residential Finance Authority, Georgia, Multifamily Housing Revenue Bonds, Testletree Village Apartments, Series 2013A	5.000	11/01/48	1,011,453
8,810,000	(f)	Atlanta, Georgia, Airport General Revenue Bonds, Series 2019B, (AMT), (UB)	4.000	07/01/49	7,716,685
6,000,000	(f)	Atlanta, Georgia, Airport General Revenue Bonds, Series 2024B, (AMT), (UB)	5.250	07/01/54	6,205,826
3,600,000	(f)	Atlanta, Georgia, Airport Passenger Facilities Charge and General Revenue Bonds, Subordinate Lien Green Series 2023E, (AMT), (UB)	5.250	07/01/42	3,784,164
4,650,000	(f)	Atlanta, Georgia, Airport Passenger Facilities Charge and General Revenue Bonds, Subordinate Lien Green Series 2023E, (AMT), (UB)	5.250	07/01/43	4,867,336

See Notes To Financial Statements	59

Portfolio of Investments March 31, 2025 (continued)

High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		GEORGIA (continued)
$25,665,000	(f)	Brookhaven Development Authority, Georgia, Revenue Bonds, Children’s Healthcare of Atlanta, Inc. Project, Series 2019A, (UB)	4.000%	07/01/49	$22,939,446
420,000		Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Oglethorpe Power Corporation Vogtle Project, Series 2017D	4.125	11/01/45	380,803
5,510,000	(f)	Classic Center Authority, Clarke County, Georgia, Revenue Bonds, Classic Center Arena Project Series 2021	3.000	05/01/61	3,669,986
5,515,000	(f)	Cobb County Kennestone Hospital Authority, Georgia, Revenue Anticipation Certificates, Wellstar Health System, Series 2017A, (UB)	5.000	04/01/47	5,519,203
3,945,000		Columbia County Hospital Authority, Georgia, Revenue Anticipation Certificates, WellStar Health System, Inc. Project, Series 2023A - AGM Insured	5.000	04/01/53	4,056,888
3,500,000	(f)	Columbia County Hospital Authority, Georgia, Revenue Anticipation Certificates, WellStar Health System, Inc. Project, Series 2023B, (UB)	5.750	04/01/53	3,810,165
6,030,000	(f)	Dalton Development Authority, Georgia, Revenue Certificates, Hamilton Health Care System Inc., Series 2017, (UB)	4.000	08/15/48	5,446,145
5,650,000		Fulton County Development Authority, Georgia, Hospital Revenue Bonds, Wellstar Health System, Inc Project, Series 2017A	5.000	04/01/47	5,654,306
10,000,000	(f)	Fulton County Development Authority, Georgia, Hospital Revenue Bonds, Wellstar Health System, Inc Project, Series 2017A, (UB)	5.000	04/01/47	10,007,621
7,785,000	(f)	Fulton County Development Authority, Georgia, Hospital Revenue Bonds, Wellstar Health System, Inc Project, Series 2017A, (UB)	4.000	04/01/50	7,083,701
11,900,000	(f)	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project M Bonds, Series 2019A - AGM Insured, (UB)	4.000	01/01/59	10,552,142
25,395,000	(f)	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project M Bonds, Series 2019A, (UB)	5.000	01/01/63	25,624,030
1,840,000	(d)	Macon-Bibb County Urban Development Authority, Georgia, Revenue Bonds, Academy for Classical Education, Series 2017	5.875	06/15/47	1,869,095
1,550,000	(d)	Macon-Bibb County Urban Development Authority, Georgia, Revenue Bonds, Academy for Classical Education, Series 2017	6.000	06/15/52	1,574,015
34,665,000	(f)	Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series 2019A, (UB)	5.000	05/15/49	36,032,240
14,750,000	(d)	Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series 2022C, (Mandatory Put 11/01/27)	4.000	08/01/52	14,724,636
12,500,000	(f)	Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series 2024A-1, (Mandatory Put 9/01/31), (UB)	5.000	05/01/54	13,271,811
5,765,000	(f)	Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J Bonds, Series 2015A, (UB)	5.000	07/01/60	5,592,585
11,600,000	(f)	Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J Bonds, Series 2019A - BAM Insured, (UB)	4.000	01/01/49	10,627,791
1,300,000		Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J Bonds, Series 2019A	5.000	01/01/49	1,315,915
43,250,000	(f)	Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J Bonds, Series 2019A - BAM Insured, (UB)	5.000	01/01/49	43,857,710
28,170,000	(f)	Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J Bonds, Series 2019A, (UB)	5.000	01/01/59	28,466,346
11,200,000	(f)	Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J Bonds, Series 2023A - AGM Insured, (UB)	5.000	07/01/64	11,492,084
15,280,000	(f)	Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project M Bonds, Series 2022A, (UB)	4.500	07/01/63	14,289,514
11,650,000	(f)	Municipal Electric Authority of Georgia, Project One Revenue Bonds, Subordinate Lien Series 2019A - BAM Insured, (UB)	4.000	01/01/49	10,673,601
2,000,000		Municipal Electric Authority of Georgia, Project One Revenue Bonds, Subordinate Lien Series 2020A	5.000	01/01/59	1,985,285
15,220,000	(f)	Walton Industrial Building Authority, Georgia, Revenue Bonds, Walton County Jail Facility Project, Series 2021, (UB)	4.000	02/01/52	13,952,466
3,330,000		White County Development Authority, Georgia, Revenue Bonds Truett McConnell University, Series 2019	5.250	10/01/49	2,798,471

		TOTAL GEORGIA			406,021,050

60	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		HAWAII - 0.4%
$3,530,000	(d)	Hawaii County, Hawaii, Special Tax Revenue Bonds, Community Facilities District 1-2021, Kaloko Heights Project, Series 2023	7.250%	05/15/52	$3,516,587
1,565,000	(d)	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Chaminade University of Honolulu, Series 2015A	5.000	01/01/45	1,361,394
2,000,000	(d)	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University Project, Refunding Series 2024	5.000	07/01/39	1,941,074
2,965,000	(d)	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University Project, Refunding Series 2024	5.125	07/01/43	2,808,894
16,795,000		Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian Electric Company, Inc. and Subsidiary Projects, Refunding Series 2017B, (AMT)	4.000	03/01/37	15,552,501
2,500,000		Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian Electric Company, Inc. and Subsidiary Projects, Refunding Series 2019	3.200	07/01/39	2,079,861
15,000,000	(f)	Hawaii State, Airport System Revenue Bonds, Series 2025A, (AMT), (UB)	5.250	07/01/51	15,551,031
20,000,000	(f)	Hawaii State, Airport System Revenue Bonds, Series 2025B, (AMT), (UB)	5.500	07/01/54	21,312,190

		TOTAL HAWAII			64,123,532

		IDAHO - 0.2%
5,506,000	(d)	Eagle Avimor Community Infrastructure District 1, Ada, Boise, and Gem Counties, Idaho, Special Assessment Revenue Bonds, Assessment Area 5 Series 2024	5.875	09/01/53	5,633,618
1,500,000	(d)	Eagle Avimor Community Infrastructure District 1, Ada, Boise, and Gem Counties, Idaho, Special Assessment Revenue Bonds, Assessment Area 6 Series 2024B	5.500	09/01/53	1,504,181
3,133,000		Harris Ranch Community Infrastructure District 1, Boise, Idaho, Special Assessment Bonds, Assessment Area One, Series 2011	9.000	09/01/40	3,141,263
4,000,000		Idaho Health Facilities Authority, Revenue Bonds, Saint Luke’s Health System Project, Series 2025A	4.375	03/01/53	3,870,413
955,000	(d)	Idaho Housing and Finance Association, Nonprofit Facilities Revenue Bonds, Compass Public Charter School, Inc. Project, Series 2018A	6.000	07/01/49	969,969
715,000	(d)	Idaho Housing and Finance Association, Nonprofit Facilities Revenue Bonds, Doral Academy of Idaho, Taxable Series 2021B	5.750	07/15/31	664,507
680,000	(d)	Idaho Housing and Finance Association, Nonprofit Facilities Revenue Bonds, Gem Prep Meridian North LLC, Series 2020A	4.500	07/01/30	653,665
2,270,000	(d)	Idaho Housing and Finance Association, Nonprofit Facilities Revenue Bonds, Gem Prep Meridian North LLC, Series 2020A	5.000	07/01/40	2,038,037
6,040,000	(d)	Idaho Housing and Finance Association, Nonprofit Facilities Revenue Bonds, Gem Prep Meridian North LLC, Series 2020A	5.250	07/01/55	5,190,411
275,000	(d)	Idaho Housing and Finance Association, Nonprofit Facilities Revenue Bonds, Gem Prep Meridian North LLC, Series 2020B	5.250	07/01/27	269,687
975,000		Idaho Housing and Finance Association, Nonprofit Facilities Revenue Bonds, Xavier Charter School, Inc. Project, Series 2015A	5.000	06/01/35	975,344
2,380,000		Idaho Housing and Finance Association, Nonprofit Facilities Revenue Bonds, Xavier Charter School, Inc. Project, Series 2015A	5.000	06/01/44	2,279,756
1,787,000	(d)	Spring Valley Community Infrastructure District 1, Eagle, Idaho, Special Assessment Bonds, Series 2021	3.750	09/01/51	1,643,543
2,570,000		Spring Valley Community Infrastructure District 1, Eagle, Idaho, Special Assessment Bonds, Series 2024	6.250	09/01/53	2,679,793

		TOTAL IDAHO			31,514,187

		ILLINOIS - 8.6%
5,495,000		Belleville, Illinois, Tax Increment Revenue Bonds, Frank Scott Parkway Redevelopment Project, Series 2007A	5.700	05/01/36	5,494,571
604,476	(e)	Bolingbrook, Illinois, Sales Tax Revenue Bonds, Series 2005	6.250	01/01/26	604,476
5,000,000		Bolingbrook, Illinois, Special Tax Bonds, Special Service Area 1, Refunding Series 2019	5.250	03/01/41	5,015,950

See Notes to Financial Statements	61

Portfolio of Investments March 31, 2025 (continued)

High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		ILLINOIS (continued)
$4,275,000		Central Illinois Economic Development Authority, Illinois, Multifamily Housing Revenue Bonds, Huntington Ridge Apartments Project, Series 2014	5.000%	08/01/30	$4,138,185
111,670,000	(f)	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2016, (UB)	6.000	04/01/46	114,206,428
7,500,000	(f)	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2018, (UB)	5.000	04/01/46	7,534,085
5,550,000	(f)	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2023, (UB)	5.000	04/01/45	5,667,577
11,825,000	(f)	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2023, (UB)	5.750	04/01/48	12,549,051
15,000,000		Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series 2012A	5.000	12/01/42	14,350,992
16,800,000	(d)	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017B	7.000	12/01/42	17,721,109
1,245,000		Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017C	5.000	12/01/34	1,236,640
255,480,000		Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016A	7.000	12/01/44	258,696,544
42,670,000	(d)	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2017A	7.000	12/01/46	44,773,870
8,750,000	(f)	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Second Lien Series 2017, (UB)	5.000	12/01/46	8,820,144
8,445,000	(f)	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Second Lien Series 2020A - BAM Insured, (UB)	4.000	12/01/50	7,505,435
6,905,000	(f)	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Second Lien Series 2020A - BAM Insured, (UB)	4.000	12/01/55	6,123,496
6,500,000	(f)	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Second Lien Series 2020A, (UB)	5.000	12/01/55	6,587,206
21,000,000	(f)	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Second Lien Series 2022A - BAM Insured, (UB)	5.000	12/01/46	21,742,621
2,375,000	(f)	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Second Lien Series 2022A, (UB)	5.000	12/01/52	2,420,893
6,195,000	(f)	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Second Lien Series 2022A, (UB)	5.000	12/01/57	6,312,301
464,516		Chicago, Illinois, Certificates of Participation Tax Increment Bonds, 35th and State Redevelopoment Project, Series 2012	6.100	01/15/29	464,520
3,206,077	(e)	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Bonds, Diversey-Narragansett Project, Series 2006	7.460	02/15/26	2,244,254
3,159,571		Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Bonds, Pullman Park/Chicago Redevelopement Project, Series 2013A	7.125	03/15/33	3,160,366
4,000,000		Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Refunding Senior Lien Series 2018A	5.000	01/01/39	4,073,550
7,000,000	(f)	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Refunding Senior Lien Series 2018A, (UB)	4.000	01/01/43	6,531,997
23,750,000	(f)	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Refunding Senior Lien Series 2018A, (UB)	5.000	01/01/48	23,813,738
9,000,000	(f)	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Refunding Senior Lien Series 2018A, (UB)	4.375	01/01/53	8,360,645
5,000,000		Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Senior Lien Series 2016D	5.000	01/01/52	5,003,789
5,000,000	(f)	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Senior Lien Series 2016D, (UB)	5.000	01/01/52	5,003,790
2,345,000		Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Senior Lien Series 2018B	5.000	01/01/53	2,379,012
10,000,000	(f)	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Senior Lien Series 2022A, (UB)	4.500	01/01/48	9,535,477
18,800,000	(f)	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Senior Lien Series 2022A, (UB)	4.625	01/01/53	18,066,734
12,990,000	(f)	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Senior Lien Series 2022A	5.250	01/01/53	13,264,868

62	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		ILLINOIS (continued)
$15,000,000	(f)	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Senior Lien Series 2022A, (UB)	5.250%	01/01/53	$15,317,400
1,490,000		Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Senior Lien Series 2022A	5.000	01/01/55	1,492,836
13,475,000	(f)	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Senior Lien Series 2022A, (UB)	5.000	01/01/55	13,500,644
6,835,000	(f)	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Senior Lien Series 2024A, (UB)	5.250	01/01/48	7,092,441
10,000,000	(f)	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Senior Lien Series 2024A, (UB)	5.500	01/01/59	10,498,115
6,000,000	(f)	Chicago, Illinois, General Obligation Bonds, Chicago Works Series 2023A, (UB)	5.500	01/01/43	6,171,623
5,000,000	(f)	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2017A, (UB)	5.625	01/01/30	5,143,988
87,600,000	(f)	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2017A, (UB)	6.000	01/01/38	89,619,452
3,365,000	(f)	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C, (UB)	5.000	01/01/35	3,369,042
1,795,000	(f)	Chicago, Illinois, General Obligation Bonds, Series 2019A, (UB)	5.000	01/01/44	1,800,428
8,650,000	(f)	Chicago, Illinois, Wastewater Transmission Revenue Bonds, Second Lien Project, Series 2023A - AGM Insured, (UB)	5.250	01/01/58	8,986,520
7,000,000		Chicago, Illinois, Wastewater Transmission Revenue Bonds, Second Lien Project, Series 2023A - AGM Insured	5.500	01/01/62	7,390,962
8,855,000	(f)	Elmhurst Park District, DuPage and Cook Counties, Illinois, General Obligation Bonds, Series 2025, (UB)	4.250	12/15/49	8,412,446
11,295,000	(d)	Illinois Finance Authority Revenue Bonds, Ness Healthcare NFP, Series 2016A	6.250	11/01/36	10,208,572
13,325,000	(d)	Illinois Finance Authority Revenue Bonds, Ness Healthcare NFP, Series 2016A	6.375	11/01/46	10,999,392
46,000,000	(f)	Illinois Finance Authority Revenue Bonds, OSF Healthcare System, Refunding Series 2018A, (UB)	4.125	05/15/47	43,102,409
4,055,000	(d)	Illinois Finance Authority, Charter School Revenue Bonds, Art in Motion AIM Project, Series 2021A	5.000	07/01/51	3,060,531
4,420,000	(d)	Illinois Finance Authority, Charter School Revenue Bonds, Art in Motion AIM Project, Series 2021A	5.000	07/01/56	3,253,391
845,000	(d)	Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic Charter Schools Belmont School Project, Series 2015A	5.750	12/01/35	849,189
4,475,000	(d)	Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic Charter Schools Belmont School Project, Series 2015A	6.000	12/01/45	4,491,951
4,500,000		Illinois Finance Authority, Revenue Bonds, Admiral at the Lake Project, Refunding Series 2017	5.250	05/15/42	3,793,198
1,800,000		Illinois Finance Authority, Revenue Bonds, Admiral at the Lake Project, Refunding Series 2017	5.250	05/15/54	1,376,812
27,150,000		Illinois Finance Authority, Revenue Bonds, Admiral at the Lake Project, Refunding Series 2017	5.500	05/15/54	21,590,413
17,295,000	(f)	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Refunding Series 2015, (UB)	4.125	05/01/45	15,965,129
5,190,000		Illinois Finance Authority, Revenue Bonds, Central Baptist Village, Series 2007	5.375	11/15/39	5,070,293
2,000,000	(d)	Illinois Finance Authority, Revenue Bonds, DePaul College Prep Foundation, Series 2023A	5.625	08/01/53	2,084,602
1,300,000		Illinois Finance Authority, Revenue Bonds, Dominican University, Refunding Series 2022	5.000	03/01/47	1,193,031
1,200,000		Illinois Finance Authority, Revenue Bonds, Dominican University, Refunding Series 2022	5.000	03/01/52	1,069,997
1,500,000		Illinois Finance Authority, Revenue Bonds, Illinois Wesleyan University, Refunding Series 2016	3.000	09/01/30	1,416,773
6,000,000	(f)	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2020A, (UB)	4.000	05/15/50	5,439,105
3,735,000	(d)	Illinois Finance Authority, Revenue Bonds, Roosevelt University, Refunding Series 2020A	5.000	04/01/50	3,168,843
2,700,000	(d)	Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series 2018A	6.125	04/01/58	2,643,815

See Notes to Financial Statements	63

Portfolio of Investments March 31, 2025 (continued)

High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		ILLINOIS (continued)
$2,650,000	(d)	Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series 2019A	6.125%	04/01/49	$2,639,136
37,605,000	(d)	Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series 2019A	6.125	04/01/58	36,822,462
6,500,000		Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2015A	4.000	11/15/39	5,984,396
25,000,000	(f)	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series 2016B, (UB)	4.000	08/15/41	23,274,613
5,000,000		Illinois Finance Authority, Revenue Bonds, University of Chicago Medicine, Series 2022A	5.000	08/15/52	5,113,925
5,735,000		Illinois Housing Development Authority, Revenue Bonds, Social Series 2024C	4.850	04/01/49	5,735,740
1,300,000		Illinois State, General Obligation Bonds, January Series 2016	5.000	01/01/41	1,300,964
14,600,000		Illinois State, General Obligation Bonds, June Series 2022A	5.500	03/01/42	15,564,425
10,285,000		Illinois State, General Obligation Bonds, May Series 2020	5.750	05/01/45	10,890,304
14,250,000		Illinois State, General Obligation Bonds, October Series 2022C	5.500	10/01/39	15,369,439
950,000	(d)	Lincolnwood, Cook County, Illinois, Tax Increment Revenue Bonds, District 1860 Development Project, Series 2025B	5.750	12/01/43	957,730
1,155,000		Matteson, Illinois, Tax Increment Revenue Bonds, Limited Obligation Series 2015	6.500	12/01/35	1,188,184
2,000,000		Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2020A	5.000	06/15/50	2,019,820
8,715,000		Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2012B - AGM Insured	0.000	12/15/41	4,072,020
7,360,000	(f)	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2015A, (UB)	5.000	06/15/53	7,360,831
5,000,000	(f)	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2015A, (UB)	5.500	06/15/53	5,020,408
10,000,000		Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2017A - AGM Insured	0.000	12/15/56	2,047,580
13,000,000	(f)	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2017A, (UB)	5.000	06/15/57	13,049,542
5,000,000	(g)	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2017B	0.000	12/15/47	3,523,988
6,980,000		Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2017B - BAM Insured	0.000	12/15/54	1,588,536
19,140,000		Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2017B	0.000	12/15/54	4,110,822
6,270,000		Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Capital Appreciation Refunding Series 2010B-1 - AGM Insured	0.000	06/15/44	2,510,263
53,700,000	(f)	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Capital Appreciation Refunding Series 2010B-1 - AGM Insured, (UB)	0.000	06/15/44	21,499,380
28,930,000	(f)	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A - NPFG Insured	0.000	12/15/37	16,421,432
6,000,000		Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A - AGM Insured	0.000	12/15/40	2,974,286
155,000		Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A - NPFG Insured	0.000	06/15/41	71,103
2,260,000		Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill Station Redevelopment Project, Senior Lien Series 2019	5.000	01/01/39	2,133,539
2,036,893	(d)	North Pullman Chicago Neighborhood Initiatives, Inc., Illinois, Certificates of Participation, Gotham Greens Greenhouse Facility, Redevelopment Project, Series 2018A	6.000	03/15/34	2,038,860
3,390,000		Palos Heights, Illinois, Revenue Bonds, Trinity Christian College Association, Series 2024A	7.000	01/01/50	3,256,915
7,400,000	(f)	Sales Tax Securitization Corporation, Illinois, Sales Tax Securitzation Bonds, Series 2018A - BAM Insured, (UB)	4.000	01/01/48	6,662,739
24,280,000	(f)	Sales Tax Securitization Corporation, Illinois, Sales Tax Securitzation Bonds, Series 2018A, (UB)	5.000	01/01/48	24,571,195

64	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		ILLINOIS (continued)
$10,800,000		Southwestern Illinois Development Authority, Environmental Improvement Revenue Bonds, US Steel Corporation Project, Series 2012, (AMT)	5.750%	08/01/42	$10,809,314
3,370,000		Upper Illinois River Valley Development Authority, Education Facilities Revenue Bonds, Elgin Math & Science Academy Charter School, Series 2023A	5.875	03/01/58	3,394,053
1,187,000		Volo Village, Illinois, Special Tax Bonds, Special Service Area 17, Series 2017	5.500	03/01/47	1,179,949
898,000		Waukegan, Illinois, Special Assessment Improvement Bonds, Fountain Square, Series 2005	6.125	03/01/30	898,621
3,695,000	(e)	Yorkville United City Business District, Illinois, Storm Water and Water Improvement Project Revenue Bonds, Series 2007	4.800	01/01/26	1,551,900
1,865,101	(e)	Yorkville United City, Kendall County, Illinois, Sales Tax Revenue Bonds, Kendall Marketplace Project, Series 2007	6.000	01/01/26	1,865,101
1,879,000		Yorkville, Illinois, Special Tax Bonds, Special Service Area 2003- 100 Raintree Village Project, Series 2013	5.000	03/01/33	1,809,727
3,170,000		Yorkville, Illinois, Special Tax Bonds, Special Service Area 2006- 113 Cannoball & Beecher, Series 2007	5.750	03/01/28	3,170,222

		TOTAL ILLINOIS			1,247,431,121

		INDIANA - 1.4%
2,500,000	(d)	Anderson, Indiana, Multifamily Housing Revenue Bonds, Sweet Galilee at the Wigwam Project, Series 2020A	5.375	01/01/40	2,226,479
7,045,000	(d)	Fort Wayne, Indiana Multifamily Housing Revenue Bonds, Silver Birch at Cook Road Project, Series 2018	5.625	01/01/38	6,419,374
445,000		Fort Wayne, Indiana Multifamily Housing Revenue Bonds, Silver Birch of Fort Wayne Project, Series 2017	5.125	01/01/32	407,491
4,465,000		Fort Wayne, Indiana Multifamily Housing Revenue Bonds, Silver Birch of Fort Wayne Project, Series 2017	5.350	01/01/38	3,836,729
4,500,000	(d)	Gary Local Public Improvement Bond Bank, Indiana, Economic Development Revenue Bonds, Drexel Foundation for Educational Excellence Project, Refunding Series 2020A	5.875	06/01/55	4,165,809
45,000	(d)	Gary Local Public Improvement Bond Bank, Indiana, Economic Development Revenue Bonds, Drexel Foundation for Educational Excellence Project, Taxable Refunding Series 2020B	5.000	06/01/25	44,921
1,595,000	(d),(f)	Indiana Bond Bank, Special Program Bonds, Hendricks Regional Health Project, Tender Option Bond Trust 2016-XL0019 - AMBAC Insured, (IF)	10.368	04/01/30	2,124,721
3,425,000		Indiana Finance Authority, Educational Facilities Revenue Bonds, 21st Century Charter School Project, Series 2013A	6.000	03/01/33	3,425,093
7,355,000		Indiana Finance Authority, Educational Facilities Revenue Bonds, 21st Century Charter School Project, Series 2013A	6.250	03/01/43	6,904,662
2,465,000		Indiana Finance Authority, Educational Facilities Revenue Bonds, Avondale Meadows Academy Peoject, Series 2017	5.375	07/01/47	2,399,507
3,050,000	(d)	Indiana Finance Authority, Educational Facilities Revenue Bonds, Circle City Preparatory Inc. Project, Series 2021A	5.000	12/01/55	2,443,125
180,000	(d)	Indiana Finance Authority, Educational Facilities Revenue Bonds, Circle City Preparatory Inc. Project, Taxable Series 2021B	5.000	12/01/27	173,930
4,370,000		Indiana Finance Authority, Educational Facilities Revenue Bonds, Discovery Charter School Project, Series 2015A	7.250	12/01/45	4,413,202
2,170,000	(d)	Indiana Finance Authority, Educational Facilities Revenue Bonds, Lighthouse Academies of Northwest Indiana Inc. Project, Series 2016	7.000	12/01/34	2,172,084
5,640,000	(d)	Indiana Finance Authority, Educational Facilities Revenue Bonds, Lighthouse Academies of Northwest Indiana Inc. Project, Series 2016	7.250	12/01/44	5,644,458
4,860,000	(d)	Indiana Finance Authority, Educational Facilities Revenue Bonds, Rock Creek Community Academy Project, Series 2018A	6.125	07/01/48	4,873,827
10,350,000	(d)	Indiana Finance Authority, Educational Facilities Revenue Bonds, Victory College Prep Project, Series 2021A	4.500	12/01/55	8,437,376
21,460,000		Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2012, (AMT)	5.750	08/01/42	21,478,507

See Notes to Financial Statements	65

Portfolio of Investments March 31, 2025 (continued)

High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		INDIANA (continued)
$8,915,000	(f)	Indiana Finance Authority, Health System Revenue Bonds, Franciscan Alliance, Inc Obligated Group, Series 2016A, (UB)	5.000%	11/01/51	$8,923,141
6,000,000		Indiana Finance Authority, Hospital Revenue Bonds, Indiana University Health Obligation Group, Fixed Rate Series 2023A, (UB)	5.000	10/01/46	6,249,768
16,500,000	(f)	Indiana Finance Authority, Hospital Revenue Bonds, Indiana University Health Obligation Group, Fixed Rate Series 2023A	5.000	10/01/53	17,048,968
19,000,000	(f)	Indiana Finance Authority, Hospital Revenue Bonds, Indiana University Health Obligation Group, Fixed Rate Series 2023A, (UB)	5.000	10/01/53	19,632,145
10,400,000	(f)	Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity Health Obligation Group, Fixed Rate Series 2019A, (UB)	4.000	12/01/49	9,222,693
26,975,000	(f)	Indiana Finance Authority, Indiana, Health Facilities Project Revenue Bonds, Baptist Healthcare System Obligated Group, Series 2017A, (UB)	5.000	08/15/51	27,126,470
4,500,000		Indiana Finance Authority, Indiana, Health Facilities Project Revenue Bonds, Margaret Mary Health Project, Series 2024A	5.750	03/01/54	4,705,412
1,730,000		Indiana Finance Authority, Student Housing Revenue Bonds, SFP- PUFW I, LLC Subordinate Series 2024C	5.750	07/01/64	1,581,523
2,610,000	(f),(i)	Indiana Housing and Community Development Authority, Single Family Mortgage Revenue Bonds, Social Series 2024A-1, (UB)	4.650	07/01/49	2,567,437
3,700,000		Indianapolis Local Public Improvement Bond Bank, Indiana, Revenue Bonds, Convention Center Hotel Senior Series 2023E	6.000	03/01/53	3,904,239
2,400,000		Indianapolis Local Public Improvement Bond Bank, Indiana, Revenue Bonds, Convention Center Hotel Senior Series 2023E	6.125	03/01/57	2,536,846
4,000,000		Merrillville, Indiana, Economic Development Revenue Bonds, Belvedere Housing Project, Series 2016	5.750	04/01/36	3,790,493
1,660,000		Northern Indiana Commuter Transportation District, Indiana, Limited Obligation Revenue Bonds, Series 2024	5.000	01/01/54	1,708,742
1,550,000		Saint Joseph County, Indiana, Economic Development Revenue Bonds, Chicago Trail Village Apartments, Series 2005A	7.500	07/01/35	1,556,442
330,000		Terre Haute, Indiana, Multifamily Housing Revenue Bonds, Silver Birch of Terre Haute Project, Series 2017	5.100	01/01/32	303,594
4,560,000		Terre Haute, Indiana, Multifamily Housing Revenue Bonds, Silver Birch of Terre Haute Project, Series 2017	5.350	01/01/38	3,956,486
5,100,000	(d)	Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper LLC Project, Refunding Series 2024, (AMT)	5.000	01/01/54	5,066,950
1,500,000	(d)	Whiteland Economic Development, Indiana, Revenue Bonds, Patch Whitehead Project Phase II, Series 2024A	6.125	03/01/49	1,500,790

		TOTAL INDIANA			202,973,434

		IOWA - 0.8%
1,000,000		Iowa Finance Authority Senior Living Facilities Revenue Bonds, Sunrise Retirement Community Project, Refunding Series 2021	5.000	09/01/51	763,662
48,975,000		Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Alcoa Inc. Project, Series 2012	4.750	08/01/42	49,013,871
13,505,000	(f),(h)	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Refunding Series 2022, (Pre-refunded 12/01/32)	5.000	12/01/50	15,239,567
16,000,000	(h)	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Refunding Series 2022, (Pre-refunded 12/01/32), (Mandatory Put 12/01/42)	5.000	12/01/50	18,055,023
16,000,000	(f)	Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Social Series 2023E, (UB)	4.950	07/01/53	16,080,160
10,000,000		Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Social Series 2024C	4.650	07/01/49	9,836,922
1,150,000		Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, University of Dubuque Project, Series 2025	6.000	10/01/55	1,198,655

		TOTAL IOWA			110,187,860

66	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		KANSAS - 0.3%
$4,205,000	(f)	Kansas State Development Finance Authority, Facilities Revenue Bonds, K-State Athletics Incorporated Project Series 2023C, (UB)	4.250%	07/01/42	$4,094,021
2,430,146	(e)	Olathe, Kansas, Tax Increment Revenue Bonds, Gateway Area 1 Special Obligation Series 2006	1.000	03/01/26	972,058
508,398	(e)	Olathe, Kansas, Tax Increment Revenue Bonds, Gateway Area 1 Special Obligation Series 2006	5.000	03/01/28	203,360
1,941,402	(e)	Olathe, Kansas, Transportation Development District Sales Tax Revenue Bonds, Gateway Project Area lA, Series 2006	5.000	12/01/28	271,796
2,300,000		Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire Community Improvement District No. 1 Project, Series 2012B	6.100	12/15/34	1,058,000
3,484,680	(e)	Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds, Prairiefire at Lionsgate Project, Series 2012	4.375	01/01/26	3,240,752
5,000,000	(e)	Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds, Prairiefire at Lionsgate Project, Series 2012	5.250	12/15/29	2,500,000
10,955,000	(e)	Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds, Prairiefire at Lionsgate Project, Series 2012	6.000	12/15/32	3,176,950
10,755,000	(f)	University of Kansas Hospital Authority, Health Facilities Revenue Bonds, University of Kansas Health System, Series 2019A, (UB)	5.000	09/01/48	10,885,404
1,250,000		Wichita, Kansas, Health Care Facilities Revenue Bonds, Presbyterian Manors, Series 2024VIII	5.750	05/15/45	1,252,088
3,000,000		Wichita, Kansas, Health Care Facilities Revenue Bonds, Presbyterian Manors, Series 2024VIII	5.875	05/15/50	2,976,568
1,000,000		Wichita, Kansas, Health Care Facilities Revenue Bonds, Presbyterian Manors, Series 2024VIII	6.000	05/15/54	997,619
1,000,000		Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds, Vacation Village Project Area 1 and 2A, Series 2015	5.750	09/01/32	930,773
10,845,000		Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds, Vacation Village Project Area 1 and 2A, Series 2015	6.000	09/01/35	9,524,713

		TOTAL KANSAS			42,084,102

		KENTUCKY - 0.4%
2,805,000		Bell County, Kentucky, Special Assessment Industrial Building Revenue Bonds, Boone’s Ridge Project, Series 2020	6.000	12/01/40	2,495,261
4,580,000		Campbellsville, Kentucky, Industrial Building Revenue Bonds, Campbellsville University Project, Series 2017	5.000	03/01/39	4,371,242
3,535,000		Fort Thomas, Kentucky, Special Obligation Revenue Bonds, Onr Highland Project Series 2020B	5.500	09/01/50	3,248,292
945,000		Kentucky Economic Development Finance Authority, Kentucky, Healthcare Facilities Revenue Bonds, Christian Care Communities, Inc. Obligated Group, Series 2021	5.000	07/01/50	791,835
2,500,000		Kentucky Economic Development Finance Authority, Kentucky, Healthcare Facilities Revenue Bonds, Rosedale Green Project, Refunding Series 2015	5.750	11/15/45	1,991,620
3,000,000		Kentucky Economic Development Finance Authority, Revenue Bonds, CommonSpirit Health, Series 2019A-1	5.000	08/01/44	3,029,377
2,000,000		Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A	5.000	01/01/45	2,001,208
10,750,000		Louisville and Jefferson County Metropolitan Government, Kentucky, Hospital Revenue Bonds, UofL Health Project, Series 2022A	5.000	05/15/52	10,513,121
4,940,000		Newport, Kentucky, Special Obligation Revenue Bonds, Newport Clifton Project, Series 2020B	5.500	12/01/60	4,107,474
7,500,000	(f)	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Refunding Series 2024A-1, (Mandatory Put 2/01/32), (UB)	5.250	04/01/54	8,063,392
9,465,000	(f)	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2024A-1, (Mandatory Put 7/01/30), (UB)	5.000	05/01/55	9,892,643
5,745,000	(d)	Union Kentucky, Special Obligation Revenue Bonds, Union Promenade Project, Series 2022B	5.500	12/01/52	5,502,070
1,400,000	(d)	Union, Kentucky, Special Obligation Revenue Bonds, Union Promenade Project, Series 2022D	5.750	12/01/52	1,342,277

		TOTAL KENTUCKY			57,349,812

See Notes to Financial Statements	67

Portfolio of Investments March 31, 2025 (continued)

High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		LOUISIANA - 1.1%
$31,960,000		Ascension Parish Industrial development Board, Louisiana, Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013	6.000%	07/01/36	$31,972,158
4,350,000	(d)	Jefferson Parish Economic Development and Port District, Louisiana, Kenner Discovery Health Sciences Academy Project, Series 2018A	5.625	06/15/48	4,351,152
1,000,000	(d)	Juban Trails Community Development District, Livingston Parish, Louisiana, Special Assessment Revenue Bonds, Series 2022	4.250	06/01/51	830,709
890,000	(d)	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Cameron Parish GOMESA Project, Green Series 2018	5.650	11/01/37	931,534
1,420,000	(d)	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Terrebonne Parish GOMESA Project, Series 2018	5.375	11/01/38	1,465,010
1,160,000	(d)	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Terrebonne Parish GOMESA Project, Series 2018	5.500	11/01/39	1,198,607
4,000,000	(d)	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Student Housing Revenue Bonds, Provident Group - ULM Properties LLC-University of Louisiana at Monroe Project, Series 2019A	5.000	07/01/54	3,337,410
10,000,000	(d)	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Westside Habilitation Center Project, Refunding Series 2017A	6.250	02/01/47	9,438,590
4,570,000	(d)	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Lincoln Preparatory School Project, Series 2021A	5.250	06/01/51	3,818,385
1,405,000	(d)	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Mentorship STEAM Academy, Series 2021A	5.000	06/01/51	1,184,089
8,460,000	(d)	Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, (AMT)	6.500	07/01/36	8,463,043
444,028	(d),(e)	Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Encore Academy Project, Series 2021A	5.000	06/01/41	66,604
1,100,700	(d),(e)	Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Encore Academy Project, Series 2021A	5.000	06/01/51	165,105
500,000	(d)	Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Jefferson Rise Charter School Project, Series 2022A	6.250	06/01/52	496,595
1,460,000	(d)	Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Jefferson Rise Charter School Project, Series 2022A	6.375	06/01/62	1,453,630
815,000	(d)	Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Lincoln Preparatory School Project, Series 2022A	6.375	06/01/52	792,699
1,530,000	(d)	Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Lincoln Preparatory School Project, Series 2022A	6.500	06/01/62	1,489,085
5,000,000	(d),(e)	Louisiana Public Facilities Authority, Solid Waste Disposal Facility Revenue Bonds, Lousiana Pellets Inc Project, Series 2015, (AMT)	7.000	07/01/24	50
1,030,000	(d)	Louisiana Publics Facilities Authority, Louisiana, Revenue Bonds, Geo Academies EBR - GEO Prep Mid-City Project, Series 2022	6.125	06/01/52	1,052,296
1,425,000	(d)	Louisiana Publics Facilities Authority, Louisiana, Revenue Bonds, Geo Academies EBR - GEO Prep Mid-City Project, Series 2022	6.250	06/01/62	1,457,330
4,700,000		Louisiana Publics Facilities Authority, Louisiana, Revenue Bonds, I-10 Calcasieu River Bridge Public-Private Partnership Project, Senior Lien Series 2024, (AMT)	5.500	09/01/54	4,883,292
47,030,000		Louisiana Publics Facilities Authority, Louisiana, Revenue Bonds, I-10 Calcasieu River Bridge Public-Private Partnership Project, Senior Lien Series 2024, (AMT)	5.750	09/01/64	49,524,396
17,495,000		Louisiana Publics Facilities Authority, Louisiana, Revenue Bonds, I-10 Calcasieu River Bridge Public-Private Partnership Project, Senior Lien Series 2024, (AMT)	5.000	09/01/66	17,149,099
5,800,000	(d)	Plaquemines Port, Louisiana, Harbor and Terminal District Facilities Revenue Bonds NOLA Terminal LLC Project Dock and Wharf Series 2024A	9.000	12/01/44	5,678,204
11,220,000	(d)	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P. Project, Series 2010	6.350	07/01/40	12,191,668

		TOTAL LOUISIANA			163,390,740

68	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MAINE - 0.2%
$11,310,000		Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2016A	5.000%	07/01/41	$10,605,987
2,000,000		Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2016A	4.000	07/01/46	1,572,034
15,040,000		Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2016A	5.000	07/01/46	13,846,113
3,950,000		Rumford, Maine, Solid Waste Disposal Revenue Bonds, Boise Cascade Corporation Project, Series 2001, (AMT)	6.875	10/01/26	3,958,224

		TOTAL MAINE			29,982,358

		MARYLAND - 0.9%
6,760,000		Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017	5.000	09/01/46	6,578,063
1,500,000		Baltimore, Maryland, Special Obligation Bonds, Center/West Development Project, Series 2017A	5.500	06/01/43	1,437,883
1,960,000	(d)	Frederick County, Maryland, Special Obligation Bonds, Urbana Community Development Authority, Refunding Series 2020C	4.000	07/01/50	1,703,750
5,050,000	(f)	Maryland Department of Transportation, Special Transportation Project Revenue Bonds, Baltimore/Washington International Thurgood Marshall Airport, Series 2024A, (AMT), (UB)	5.250	08/01/54	5,251,522
2,550,000	(e)	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006A	5.000	12/01/25	1,708,500
90,070,000	(e)	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006A	5.000	12/01/31	60,346,900
400,000	(e)	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006B	5.000	12/01/16	268,000
4,500,000	(e)	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006B	5.250	12/01/31	3,015,000
3,250,000		Maryland Economic Development Corporation, Special Obligation Bonds, Port Covington Project, Series 2020	4.000	09/01/50	2,689,913
1,000,000	(d)	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Green Street Academy, Series 2017A	5.125	07/01/37	989,868
1,800,000	(d)	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Green Street Academy, Series 2017A	5.250	07/01/47	1,752,778
1,530,000	(d)	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Green Street Academy, Series 2017A	5.375	07/01/52	1,479,351
22,465,000	(f)	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health System, Series 2015, (UB)	5.000	07/01/47	22,464,661
4,000,000	(f)	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health Issue, Series 2017A, (UB)	5.000	05/15/45	4,011,328
12,795,000	(f)	Montgomery County, Maryland, Revenue Bonds, Trinity Health Credit Group, Series 2015, (UB)	4.000	12/01/44	12,081,070
5,000,000	(d)	Prince George’s County, Maryland, Special Obligation Bonds, Westphalia Town Center Project, Series 2018	5.250	07/01/48	5,037,648
2,250,000		Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Series 2017B	5.000	11/01/47	2,110,765

		TOTAL MARYLAND			132,927,000

		MASSACHUSETTS - 0.7%
10,000,000	(f)	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Subordinated Series 2021A-1, (UB)	4.000	07/01/51	9,188,639
1,000,000	(d)	Massachusetts Development Finance Agency, Revenue Bonds, CHF Merrimack, Inc. Merrimack College Student Housing Project, Series 2024A	5.000	07/01/54	1,003,123
7,500,000		Massachusetts Development Finance Agency, Revenue Bonds, Merrimack College, Series 2014	5.125	07/01/44	7,500,536
14,360,000		Massachusetts Development Finance Agency, Revenue Bonds, The Lowell General Hospital, Series 2013G	5.000	07/01/44	13,555,810
13,440,000	(f)	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue K, Series 2017B, (AMT), (UB)	4.250	07/01/46	11,942,764
2,960,000	(f)	Massachusetts Housing Finance Agency, Multifamily Housing Bonds, Green Sustainability Series 2024A1, (UB)	4.950	12/01/64	2,906,739

See Notes to Financial Statements	69

Portfolio of Investments March 31, 2025 (continued)

High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MASSACHUSETTS (continued)
$3,115,000	(f)	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Social Series 2024-234, (UB)	4.750%	12/01/54	$3,112,202
5,500,000	(f)	Massachusetts Port Authority, Revenue Bonds, Refunding Series 2017A, (AMT), (UB)	5.000	07/01/47	5,510,065
10,000,000	(f)	Massachusetts Port Authority, Revenue Bonds, Series 2019C, (AMT), (UB)	5.000	07/01/49	10,064,687
9,770,000	(f)	Massachusetts State, General Obligation Bonds, Consolidated Loan Series 2024E, (UB)	5.000	08/01/54	10,179,498
10,000,000	(f)	Massachusetts State, Transportation Fund Revenue Bonds, Rail Enhancement Program, Green Series 2023A, (UB)	5.000	06/01/53	10,412,419
14,000,000	(f)	Massachusetts State, Transportation Fund Revenue Bonds, Rail Enhancement Program, Series 2023B, (UB)	5.000	06/01/51	14,608,042

		TOTAL MASSACHUSETTS			99,984,524

		MICHIGAN - 1.9%
825,000		Chandler Park Academy, Michigan, Public School Academy Charter School Revenue Bonds, Series 2005	5.125	11/01/30	816,098
1,873,565	(e)	Concord Academy, Boyne City, Michigan, Certificates of Participation, Series 2007	5.600	11/01/36	1,636,576
1,110,000		Conner Creek Academy East, Michigan, Public School Revenue Bonds, Series 2007	5.000	11/01/26	1,092,726
3,750,000		Conner Creek Academy East, Michigan, Public School Revenue Bonds, Series 2007	5.250	11/01/31	3,309,924
3,840,000		Conner Creek Academy East, Michigan, Public School Revenue Bonds, Series 2007	5.250	11/01/36	3,029,710
2,125,000		Detroit Academy of Arts and Sciences, Michigan, Public School Academy Revenue Bonds, Refunding Series 2013	6.000	10/01/33	2,075,264
4,110,000		Detroit Academy of Arts and Sciences, Michigan, Public School Academy Revenue Bonds, Refunding Series 2013	6.000	10/01/43	3,847,389
18,806,796		Detroit City & General Retirement System Service Corporation, Michigan, Certificates of Participation, Taxable Series 2005A - FGIC Insured	3.000	06/15/25	19,935,204
7,855,000		Detroit Community High School, Michigan, Public School Academy Revenue Bonds, Refunding Series 2021	5.000	11/01/35	6,894,183
3,500,000		Flint International Academy, Michigan, Public School Academy Revenue Bonds, Series 2007	5.750	10/01/37	3,499,948
6,000,000	(f)	Lansing, Ingham and Eaton Counties, Michigan, General Obligation Bonds, Refunding & Capital Improvement Series 2023B - AGM Insured, (UB)	4.125	06/01/48	5,579,887
11,855,000	(f)	Michigan Finance Authority, (UB)	5.500	02/28/57	12,551,454
27,005,000	(f)	Michigan Finance Authority, Distributable State Aid Revenue Bonds, Charter County of Wayne Criminal Justice Center Project, Senior Lien Series 2018 - BAM Insured, (UB)	4.000	11/01/48	24,256,183
1,945,000		Michigan Finance Authority, Higher Education Limited Obligation Revenue Bonds, Aquinas College Project, Refunding Series 2021	5.000	05/01/36	1,438,464
11,780,000		Michigan Finance Authority, Hospital Revenue Bonds, Bronson Healthcare Group, Inc., Refunding Series 2019A	5.000	05/15/54	11,781,002
12,000,000	(f)	Michigan Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Refunding Series 2016, (UB)	5.000	11/15/41	12,127,518
12,270,000	(f)	Michigan Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Series 2019A, (UB)	5.000	11/15/48	12,402,436
10,000,000	(f)	Michigan Finance Authority, Hospital Revenue Bonds, McLaren Health Care, Series 2019A, (UB)	4.000	02/15/44	9,131,632
6,525,000	(f)	Michigan Finance Authority, Hospital Revenue Bonds, McLaren Health Care, Series 2019A, (UB)	4.000	02/15/50	5,694,916
12,115,000	(f)	Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2017A-MI, (UB)	4.000	12/01/40	11,333,475
7,475,000		Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2019A-MI	4.000	12/01/49	6,434,612
1,925,000	(d)	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Hope Academy Project, Refunding Series 2021	4.400	04/01/31	1,720,648

70	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MICHIGAN (continued)
$4,645,000	(d)	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Hope Academy Project, Refunding Series 2021	4.900%	04/01/41	$3,640,658
400,000		Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Old Redford Academy Project, Series 2010A	6.500	12/01/40	393,997
10,690,000	(d)	Michigan Finance AuthorIty, Public School Academy Limited Obligation Revenue Bonds, Voyageur Academy Project, Refunding Series 2017. Private Placement of 2017	5.900	07/15/46	8,293,802
1,615,000		Michigan Finance Authority, Senior Revenue Bonds, Michigan, Provident Group - HFH Energy LLC Act 38 Facilities, The Henry Ford Health Detroit South Campus Central Utility Plant project, Green Bonds Series 2024	4.375	02/28/54	1,531,299
5,000,000		Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds, 2006 Sold Tobacco Receipts, Taxable Series 2020B	0.000	06/01/45	1,330,163
5,000,000		Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2024A	4.800	10/01/64	4,857,678
13,650,000	(f)	Michigan Housing Development Authority, Single Family Mortgage Revenue Bonds, Series 2023A	4.700	12/01/43	13,654,585
6,500,000	(f)	Michigan Housing Development Authority, Single Family Mortgage Revenue Bonds, Series 2023A, (UB)	4.700	12/01/43	6,502,183
6,000,000	(f)	Michigan Housing Development Authority, Single Family Mortgage Revenue Bonds, Series 2023A, (UB)	4.900	12/01/48	6,003,856
5,000,000	(f)	Michigan Housing Development Authority, Single Family Mortgage Revenue Bonds, Series 2023B, (UB)	5.000	06/01/54	4,987,817
3,500,000	(f)	Michigan Housing Development Authority, Single Family Mortgage Revenue Bonds, Social Series 2024A, (UB)	4.700	12/01/53	3,459,215
740,000		Michigan Public Educational Facilities Authority, Charter School Revenue Bonds, American Montessori Academy, Series 2007	6.500	12/01/37	740,207
1,815,000		Michigan Public Educational Facilities Authority, Charter School Revenue Bonds, American Montessori Academy, Series 2017	7.000	12/01/46	1,822,248
1,505,000		Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Chandler Park Academy Project, Series 2008	6.500	11/01/35	1,505,537
9,990,000	(f)	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2021I, (UB)	4.000	10/15/56	8,931,447
819,580,000		Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Capital Appreciation Turbo Term Series 2008C	0.000	06/01/58	25,540,653
3,625,000		Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, First Subordinate Capital Appreciation Series 2007B	0.000	06/01/52	458,218
99,020,000		Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Taxable Capital Appreciation Turbo Term Series 2008B	0.000	06/01/46	13,312,150
470,000		Renaissance Public School Academy, Michigan, Public School Academy Revenue Bonds, Series 2012A	5.500	05/01/27	470,294
1,565,000		Renaissance Public School Academy, Michigan, Public School Academy Revenue Bonds, Series 2012A	6.000	05/01/37	1,565,937
1,070,000		Saline Economic Development Corporation, Michigan, Limited Obligation Revenue and Refunding Bonds, Evangelical Homes of Michigan, Series 2012	5.250	06/01/32	998,392

		TOTAL MICHIGAN			270,589,585

		MINNESOTA - 1.1%
3,040,000		Bethel, Minnesota Charter School Lease Revenue Bonds, Partnership Academy Project, Series 2018A	5.000	07/01/38	2,742,534
1,570,000		Bethel, Minnesota Charter School Lease Revenue Bonds, Partnership Academy Project, Series 2018A	5.000	07/01/53	1,283,305
9,235,000		Bethel, Minnesota, Charter School Lease Revenue Bonds, Level Up Academy, Series 2021A	5.000	06/15/56	6,798,517
1,315,000		Bethel, Minnesota, Charter School Lease Revenue Bonds, Partnership Academy Project, Series 2022	6.000	07/01/57	1,201,064

See Notes to Financial Statements	71

Portfolio of Investments March 31, 2025 (continued)

High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MINNESOTA (continued)
$750,000		Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Athlos Leadership Academy Project, Series 2015A	5.500%	07/01/40	$669,139
1,420,000		Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Athlos Leadership Academy Project, Series 2015A	5.750	07/01/46	1,251,490
2,510,000		City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds, DaVinci Academy Project, Series 2016A	5.000	07/01/47	2,222,163
6,000,000		Columbia Heights, Minnesota, Charter School Lease Revenue Bonds, Prodeo Academy Project, Series 2019A	5.000	07/01/49	5,361,801
2,000,000		Columbia Heights, Minnesota, Charter School Lease Revenue Bonds, Prodeo Academy Project, Series 2019A	5.000	07/01/54	1,755,946
1,050,000		Columbus, Minnesota, Charter School Lease Revenue Bonds, New Millennium Academy Project, Series 2015A	5.500	07/01/30	1,037,477
6,200,000		Columbus, Minnesota, Charter School Lease Revenue Bonds, New Millennium Academy Project, Series 2015A	5.875	07/01/40	5,953,182
5,000,000		Columbus, Minnesota, Charter School Lease Revenue Bonds, New Millennium Academy Project, Series 2015A	6.000	07/01/45	4,757,325
1,000,000		Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series 2015A	5.500	07/01/50	1,000,793
4,700,000		Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2018A	5.000	02/15/58	4,628,760
9,080,000	(f)	Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2018A, (UB)	5.000	02/15/58	8,942,370
9,665,000	(f)	Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2018A, (UB)	5.250	02/15/58	9,799,208
2,000,000		Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes International Language Academy, Series 2019A	5.375	08/01/50	2,009,347
4,925,000		Greenwood, Minnesota, Charter School Lease Revenue Bonds, Main Street School of Performing Arts Project, Series 2016A	5.000	07/01/47	4,256,618
2,000,000	(e)	Hayward, Minnesota, Health Care Facilities Revenue Bonds, American Baptist Homes of the Midwest Obligated Group, Series 2014	5.750	02/01/44	1,451,966
810,000		Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble Academy Project, Series 2014A	5.000	07/01/34	810,168
2,965,000		Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble Academy Project, Series 2014A	5.000	07/01/44	2,901,065
10,600,000	(d)	Independence, Minnesota, Charter School Lease Revenue Bonds, Spero Academy Project, Series 2021A	5.000	07/01/56	8,478,123
600,000		Independence, Minnesota, Charter School Lease Revenue Bonds, Spero Academy Project, Taxable Series 2021B	6.000	07/01/28	584,474
2,285,000		International Falls, Minnesota, Solid Waste Disposal Revenue Bonds, Boise Cascade Corporation Project, Refunding Series 1999, (AMT)	6.850	12/01/29	2,289,813
1,190,000		Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Cyber Village Academy Project, Series 2022A	5.500	06/01/57	1,092,104
1,385,000	(d)	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Friendship Academy of the Arts Project, Series 2019A	5.250	12/01/43	1,080,267
2,000,000	(d)	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Friendship Academy of the Arts Project, Series 2019A	5.250	12/01/52	1,442,098
1,300,000		Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Hiawatha Academies Project, Series 2022A	5.500	07/01/52	1,242,863
2,490,000		Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Hiawatha Academies Project, Series 2022A	5.500	07/01/57	2,358,770
1,110,000		Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Northeast College Prep Project, Series 2020A	5.000	07/01/55	874,319
1,080,000	(d)	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Spero Academy Project, Series 2017A	6.000	07/01/32	1,095,151
1,250,000	(d)	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Spero Academy Project, Series 2017A	6.250	07/01/37	1,264,790
5,510,000	(d)	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Spero Academy Project, Series 2017A	6.500	07/01/48	5,560,376

72	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MINNESOTA (continued)
$1,680,000	(d)	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Twin Cities International Schools Project, Series 2017A	5.000%	12/01/37	$1,627,778
5,650,000	(d)	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Twin Cities International Schools Project, Series 2017A	5.000	12/01/47	5,250,014
1,840,000		Otsego, Minnesota, Charter School Lease Revenue Bonds, Kaleidoscope Charter School Project, Series 2014A	5.000	09/01/44	1,644,720
3,085,000		Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride Academy Project, Series 2016A	5.000	04/01/46	2,560,283
2,500,000		Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Community of Peace Academy Project, Refunding Series 2015A	5.000	12/01/46	2,389,804
8,520,000	(d)	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Community School of Excellence, Series 2023	5.500	03/01/58	8,592,907
13,850,000	(d)	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Community School of Excellence, Series 2023	5.500	03/01/63	13,924,174
1,500,000	(d)	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Great River School Project, Series 2017A	5.500	07/01/52	1,502,594
2,000,000		Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Hmong College Prep Academy Project, Series 2016A	5.750	09/01/46	2,015,831
5,000,000		Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Hope Community Academy Project, Series 2020A	5.000	12/01/55	3,552,529
40,000		Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Twin Cities Academy Project, Series 2015A	5.000	07/01/35	39,996
1,715,000		Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Twin Cities Academy Project, Series 2015A	5.300	07/01/45	1,714,956
2,150,000		Saint Paul Housing and Redevelopment Authority, Minnesota, Lease Revenue Bonds, Hope Community Academy Project, Series 2015A	5.000	12/01/43	1,677,488
960,000		Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue Bonds, Good Shepherd Luthran Home, Refunding Series 2013	5.125	01/01/39	837,331
4,795,000		Savage, Minnesota Charter School Lease Revenue Bonds, Aspen Academy Project, Series 2016A	5.125	10/01/48	4,406,581
1,500,000		Spring Lake Park, Minnesota, Charter School Lease Revenue Bonds, Excell Academy for Higher Learning Inc., Series 2019A	5.000	06/15/49	1,413,051
360,000		Stillwater, Minnesota, Multifamily Housing Revenue Bonds, Orleans Homes LP, Series 2007, (AMT)	5.250	02/01/27	360,030
800,000		Stillwater, Minnesota, Multifamily Housing Revenue Bonds, Orleans Homes LP, Series 2007, (AMT)	5.500	02/01/42	762,417
315,000		Winona Port Authority, Minnesota, Charter School Lease Revenue Bonds, Bluffview Montessori School Project, Refunding Series 2016	4.500	06/01/36	281,709

		TOTAL MINNESOTA			152,751,579

		MISSISSIPPI - 0.1%
3,640,000	(d)	Mississippi Business Finance Corporation, Gulf Opportunity Zone Revenue Bonds, King Edward Mixed-Use Project, Taxable Refunding Series 2019A, (Mandatory Put 6/15/25)	6.000	10/15/49	3,628,820
8,000,000		Mississippi Business Finance Corporation, Revenue Bonds, System Energy Resources, Inc. Project, Refunding Series 2021	2.375	06/01/44	4,968,188
898,310		Mississippi Home Corporation, Multifamily Housing Revenue Bonds, Tupelo Personal Care Apartments, Series 2004-2, (AMT)	6.125	09/01/34	802,793

		TOTAL MISSISSIPPI			9,399,801

See Notes to Financial Statements	73

Portfolio of Investments March 31, 2025 (continued)

High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MISSOURI - 1.4%
$920,000		Blue Springs, Missouri, Special Obligation Tax Increment Bonds, Adams Farm Project, Special Districts Refunding & Improvement Series 2015A	5.250%	06/01/39	$916,555
2,202,672	(d)	Branson Industrial Development Authority, Missouri, Tax Increment Revenue Bonds, Branson Shoppes Redevelopment Project, Refunding Series 2017B	5.000	11/01/29	1,931,953
125,000		Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeasthealth, Series 2016A	6.000	03/01/33	126,416
2,761,012	(e)	Fulton, Missouri, Tax Increment Revenue Bonds, Fulton Commons Redevelopment Project, Series 2006	5.000	06/01/28	579,812
1,865,000		Hanley/Eager Road Transportation Development District, Missouri, Revenue Bonds, Refunding Series 2016A	4.000	03/01/42	1,537,423
3,705,000		Hannibal Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Hannibal Regional Healthcare System, Series 2017	5.000	10/01/47	3,518,161
10,000,000	(f)	Jackson County, Missouri, Special Obligation Bonds, Series 2023A, (UB)	4.250	12/01/53	9,377,617
7,895,000	(f)	Kansas City Industrial Development Authority, Missouri, Airport Special Obligation Bonds, Kansas City International Airport Terminal Modernization Project, Series 2020A, (AMT), (UB)	4.000	03/01/45	7,091,099
20,140,000	(f)	Kansas City Industrial Development Authority, Missouri, Airport Special Obligation Bonds, Kansas City International Airport Terminal Modernization Project, Series 2020A - AGM Insured, (AMT), (UB)	4.000	03/01/50	17,944,617
1,200,000		Kansas City Industrial Development Authority, Missouri, Airport Special Obligation Bonds, Kansas City International Airport Terminal Modernization Project, Series 2020A - AGM Insured, (AMT)	5.000	03/01/57	1,209,561
10,000,000	(f)	Kansas City Industrial Development Authority, Missouri, Airport Special Obligation Bonds, Kansas City International Airport Terminal Modernization Project, Series 2020A - AGM Insured, (AMT), (UB)	5.000	03/01/57	10,079,677
3,260,000	(d)	Kansas City Industrial Development Authority, Missouri, Revenue Bonds, Platte Purchase Project A, Series 2019	5.000	07/01/40	2,960,153
775,000	(d)	Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, Ward Parkway Center Community Improvement District, Senior Refunding & Improvement Series 2016	5.000	04/01/36	750,709
3,140,000	(d)	Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, Ward Parkway Center Community Improvement District, Senior Refunding & Improvement Series 2016	5.000	04/01/46	2,838,867
4,758,000	(d)	Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, Ward Parkway Center Community Improvement District, Subordinate Refunding & Improvement Series 2016	8.000	04/15/46	4,132,673
1,200,000		Kirkwood Industrial Development Authority, Missouri, Retirement Community Revenue Bonds, Aberdeen Heights Project, Refunding Series 2017A	5.250	05/15/42	1,104,698
131,463		Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict A Bonds, Refunding Series 2015A	5.750	04/01/55	111,688
1,562,942		Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict B Bonds, Refunding Taxable Series 2015B	0.000	04/01/55	1,406,648
590,000		Lees Summit Industrial Development Authority, Missouri, Special Assessment and Sales Tax Revenue Bonds, Summit Fair Community Improvement District Project, Series 2012	5.000	05/01/35	536,537
2,365,000		Lees Summit Industrial Development Authority, Missouri, Special Assessment and Sales Tax Revenue Bonds, Summit Fair Community Improvement District Project, Series 2012	6.000	05/01/42	2,154,226
2,500,000	(d)	Lee’s Summit, Missouri, Special Obligation Tax Increment and Special District Improvement Bonds, Summit Fair Project, Refunding Series 2017	4.875	11/01/37	2,290,858
4,200,000	(d)	Liberty, Missouri, Special Obligation Tax Increment and Special Districts Bonds, Liberty Commons Project, Series 2015A	5.750	06/01/35	3,926,447
3,965,000	(d)	Liberty, Missouri, Special Obligation Tax Increment and Special Districts Bonds, Liberty Commons Project, Series 2015A	6.000	06/01/46	3,644,129

74	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MISSOURI (continued)
$7,095,000	(d)	Liberty, Missouri, Special Obligation Tax Increment and Special Districts Bonds, Liberty Commons Project, Subordinate Lien Series 2015B	8.500%	06/15/46	$6,595,759
1,000,000		M150 and 135th Street Transporation Development District, Kansas City, Missouri, Transportation Sales Tax Revenue Bonds, Series 2020A	4.250	10/01/43	937,347
10,000,000	(f)	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC Health System, Series 2025A, (UB)	4.000	04/01/45	9,233,907
10,000,000	(f)	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2014F, (UB)	5.000	11/15/45	9,996,941
5,000,000	(f)	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2020 - BAM Insured, (UB)	4.000	06/01/53	4,557,076
15,215,000	(f)	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2023, (UB)	5.000	12/01/52	15,745,824
6,570,000	(f)	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mosaic Health System, Series 2019A, (UB)	4.000	02/15/54	6,016,617
3,990,000		Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, First Place Home Ownership Loan Program Series 2024C	4.700	11/01/54	3,989,010
1,414,354	(d)	North Outer Forty Transportation Development District, Chesterfield, Missouri, Transportation Development Revenue Notes, Refunding Series 2021A	4.000	12/01/46	1,038,184
3,055,000	(d)	Saint Charles County Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, O’Fallon Retail Walk Community Improvement District Project, Series 2017A	6.250	12/01/36	2,881,404
3,000,000	(d)	Saint Charles County Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, Wentzville Parkway Regional Community Improvement District Project, Series 2019B	4.250	11/01/49	2,421,184
600,000		Saint Louis County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Nazareth Living Center, Series 2015A	5.000	08/15/35	579,359
1,800,000		Saint Louis County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Nazareth Living Center, Series 2015A	5.125	08/15/45	1,620,649
3,215,000		Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Saint Andrew’s Resources for Seniors, Series 2015A	5.125	12/01/45	2,969,867
9,330,000	(f)	Saint Louis County, Missouri, Special Obligation Bonds, Community Center Projects, Series 2022A, (UB)	4.000	12/01/42	8,916,624
10,210,000	(f)	Saint Louis County, Missouri, Special Obligation Bonds, Community Center Projects, Series 2022A, (UB)	4.000	12/01/44	9,627,487
10,620,000	(f)	Saint Louis County, Missouri, Special Obligation Bonds, Community Center Projects, Series 2022A, (UB)	4.000	12/01/45	9,968,772
8,465,000	(f)	Saint Louis County, Missouri, Special Obligation Bonds, Community Center Projects, Series 2022A, (UB)	4.250	12/01/46	8,213,725
10,885,000	(f)	Saint Louis County, Missouri, Special Obligation Bonds, Community Center Projects, Series 2022A, (UB)	4.000	12/01/47	10,176,581
5,100,000	(d)	Saint Louis Industrial Development Authority, Missouri, Revenue Bonds, Confluence Academy Project, Series 2022A	5.625	06/15/53	4,752,371
2,000,000		Saint Louis Industrial Development Authority, Missouri, Tax Increment and Special District Revenue Bonds, Union Station Phase 2 Redevelopment Project, Series 2024A	5.750	06/15/54	2,010,615
1,664,000	(e)	Saint Louis, Missouri, Tax Increment Bonds, 410 North Jefferson Lofts Project, Series 2007	3.850	09/01/27	183,040
2,000		Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, City Hospital Tax Increment District, Series 2007	6.000	08/23/26	2,000
2,278,000		Saint Louis, Missouri, Tax Increment Financing Revenue Notes, Marquette Building Redevelopment Project, Series 2008-A	6.500	01/23/28	797,300
1,127,000		Saint Louis, Missouri, Tax-Exempt Revenue Notes, City Block 1859, Grand Avenue/Cozens/Evans Redevelopment Project, Series 2008-A	6.500	12/11/29	631,120

See Notes to Financial Statements	75

Portfolio of Investments March 31, 2025 (continued)

High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MISSOURI (continued)
$2,205,000	(e)	St Louis, Missouri, Tax Increment Financing District Revenue Bonds, Printers Lofts Project, Series 2006	3.900%	08/21/26	$154,350
120,000		Stoddard County Industrial Development Authority, Missouri, Health Facility Revenue Bonds, Southeasthealth, Series 2016B	6.000	03/01/37	121,412
1,100,000		Town and Country Crossing Transportation Development District, Missouri, Transporation Sales Tax Revenue Bonds, Refunding Series 2020A	3.875	04/01/47	912,893
3,075,000		Universal City Industrial Development Authority, Missouri, Revenue Bonds, Tax Increment and Special District Markets at Olive Project Series 2023A	5.500	06/15/42	3,056,785

		TOTAL MISSOURI			208,278,727

		MONTANA - 0.0%
500,000		Kalispell, Montana, Housing and Healthcare Facilities Revenue Bonds, Immanuel Lutheran Corporation, Series 2017A	5.250	05/15/37	474,001
4,275,000		Montana Board of Housing, Single Family Mortgage Bonds, Series 2024A	4.650	06/01/54	4,209,465

		TOTAL MONTANA			4,683,466

		NEBRASKA - 0.7%
11,090,000	(f)	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Children’s Hospital Obligated Group, Series 2017, (UB)	5.000	11/15/47	11,144,993
4,900,000		Douglas County Hospital Authority 2, Nebraska, Hospital Revenue Bonds, Madonna Rehabilitation Hospital Project, Series 2014	5.000	05/15/44	4,817,221
3,460,000		Nebraska Educational, Health, Cultural and Social Services Finance Authority, Revenue Bonds, Immanuel Retirement Communities Obligated Group, Series 2019A	4.000	01/01/44	3,107,820
13,660,000	(f)	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2023A, (UB)	4.550	09/01/48	13,338,896
18,910,000	(f)	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Social Series 2023C, (UB)	4.800	09/01/53	18,856,587
9,245,000	(f)	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Social Series 2024A, (UB)	4.700	09/01/49	9,102,782
4,000,000	(f)	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Social Series 2024A, (UB)	4.800	09/01/54	3,981,343
10,000,000	(f)	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Social Series 2024E, (UB)	4.800	09/01/54	9,937,808
11,580,000	(f)	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Series 2021A, (UB)	4.000	02/01/51	10,646,996
14,000,000	(f)	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Series 2021A - AGM Insured, (UB)	4.000	02/01/51	12,985,113
4,760,000	(f)	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Series 2022A	4.250	02/01/47	4,668,621

		TOTAL NEBRASKA			102,588,180

		NEVADA - 0.4%
775,000		Clark County, Nevada, Local Improvement Bonds, Special Improvement District 159 Summerlin Village 16A, Series 2015	5.000	08/01/35	777,067
9,382,520	(d),(e)	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC Project, Green Series 2017B, (AMT)	5.125	12/15/37	938
2,153,887	(d),(e)	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC Project, Green Series 2018, (AMT)	5.250	12/15/37	215
14,161,600	(d),(e)	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC Project, Green Series 2018, (AMT)	6.950	02/15/38	58,063
8,752,748	(d),(e)	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC Project, Green Series 2020	6.750	02/15/38	35,886
7,353,835	(d),(e)	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC Project, Series 2017, (AMT)	5.875	12/15/27	736

76	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		NEVADA (continued)
$63,920,428	(d),(e)	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC Project, Series 2017, (AMT)	6.250%	12/15/37	$6,392
33,480,751	(d),(e)	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra Holdings LLC, Green Series 2019, (AMT)	5.750	02/15/38	137,271
11,600,000	(d)	Director of Nevada State Department of Business and Industry, Revenue Bonds, Brightline West Passenger Rail Project, Series 2025A, (AMT), (Mandatory Put 1/01/33)	9.500	01/01/65	11,562,330
2,520,000	(d)	Director of the State of Nevada Department of Business and Industry, Charter School Lease Revenue Bonds, Somerset Academy, Series 2015	5.125	12/15/45	2,501,692
2,355,000		Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-18 Inspirada, Refunding Series 2016	4.000	09/01/35	2,133,148
495,000		Henderson, Nevada, Local Improvement Bonds, Local Improvement District T-21 Black Mountain Ranch, Series 2022	3.500	09/01/45	391,558
1,135,000		Henderson, Nevada, Local Improvement Bonds, Local Improvement District T-22 Rainbow Canyon Phase II, Series 2023	5.250	03/01/48	1,119,028
1,240,000		Henderson, Nevada, Local Improvement Bonds, Local Improvement District T-22 Rainbow Canyon Phase II, Series 2023	5.250	03/01/53	1,202,570
690,000		Henderson, Nevada, Local Improvement District No. T-20 Rainbow Canyon, Local Improvement Bonds, Series 2018	5.000	09/01/38	679,412
6,600,000		Henderson, Nevada, Local Improvement District No. T-20 Rainbow Canyon, Local Improvement Bonds, Series 2018	5.375	09/01/48	6,477,601
8,325,000	(f)	Las Vegas, Nevada, General Obligation Bonds, Various Purpose Bonds, Limited Tax Civic Center Series 2023A, (UB)	4.000	03/01/53	7,577,549
920,000		Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 812 Summerlin Village 24, Series 2015	5.000	12/01/35	925,142
485,000		Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 812 Summerlin Village 26, Series 2017	4.500	06/01/47	457,494
1,055,000		Mesquite, Nevada, Local Improvement Bonds, Special Improvement District 07-01 Anthem at Mesquite, Refunding Series 2016	4.250	08/01/37	989,627
2,055,000	(d)	North Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 65 Northern Beltway Commercial Area, Series 2017	5.000	12/01/37	2,049,129
4,085,000	(d)	North Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 65 Northern Beltway Commercial Area, Series 2017	5.000	12/01/47	3,991,433
2,205,000		Reno, Nevada, Redevelopment Agency Downtown Project Tax Allocation Bonds, Series 2007C	5.400	06/01/27	2,205,062
27,000,000	(d)	Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Capital Appreciation Bonds, ReTrac-Reno Transporation Rail Access Corridor Project, Series 2018C	0.000	07/01/58	3,830,080
90,000,000	(d)	Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Capital Appreciation Bonds, ReTrac-Reno Transporation Rail Access Corridor Project, Series 2018D	0.000	07/01/58	9,878,850
500,000		Sparks Special Improvement District 1, Nevada, Local Improvement Bonds, 5 Ridges Series 2024	5.125	06/01/54	485,798

		TOTAL NEVADA			59,474,071

		NEW HAMPSHIRE - 0.1%
370,000		Manchester Housing and Redevelopment Authority, New Hampshire, Revenue Bonds, Series 2000B - ACA Insured	0.000	01/01/27	345,722
730,000		Manchester Housing and Redevelopment Authority, New Hampshire, Revenue Bonds, Series 2000B - ACA Insured	0.000	01/01/29	627,586
3,320,000		Manchester Housing and Redevelopment Authority, New Hampshire, Revenue Bonds, Series 2000B - ACA Insured	0.000	01/01/30	2,728,668
4,193,546		National Finance Authority, New Hampshire, Municipal Certificates Social Series 2024-2 Class A	3.625	08/20/39	3,859,408
6,750,000	(d)	National Finance Authority, New Hampshire, Resource Recovery Revenue Bonds, Covanta Project, Refunding Series 2018C, (AMT)	4.875	11/01/42	6,404,447

See Notes to Financial Statements	77

Portfolio of Investments March 31, 2025 (continued)

High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		NEW HAMPSHIRE (continued)
$2,960,000	(d)	National Finance Authority, New Hampshire, Resource Recovery Revenue Bonds, Covanta Project, Refunding Series 2020A, (Mandatory Put 7/02/40)	3.625%	07/01/43	$2,465,285
2,475,000	(d)	National Finance Authority, New Hampshire, Resource Recovery Revenue Bonds, Covanta Project, Refunding Series 2020B, (AMT), (Mandatory Put 7/02/40)	3.750	07/01/45	2,095,235
1,000,000	(d)	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Covenant Health Group Series 2023	4.000	07/01/37	895,180

		TOTAL NEW HAMPSHIRE			19,421,531

		NEW JERSEY - 1.4%
6,360,000		Bayonne Redevelopment Agency, New Jersey, Revenue Bonds, Royal Caribbean Cruises Project, Series 2006A, (AMT)	5.375	11/01/35	5,456,983
3,570,000		Camden County Improvement Authority, New Jersey, School Revenue Bonds, KIPP: Cooper Norcross Academy 2022 Project, Social Series 2022	6.000	06/15/62	3,708,203
4,500,000		Hudson County Improvement Authority, New Jersey, County Secured Lease Revenue Bonds, Hudson County Courthouse Project, Series 2020	4.000	10/01/51	4,144,350
705,000	(d)	New Jersey Economic Development Authority Revenue Bonds, Black Horse EHT Urban Renewal LLC Project, Series 2019A	5.000	10/01/39	550,800
850,000	(d)	New Jersey Economic Development Authority, Charter School Revenue Bonds, Greater Brunswick Charter School, Series 2014A	5.625	08/01/34	850,098
1,530,000	(d)	New Jersey Economic Development Authority, Charter School Revenue Bonds, Greater Brunswick Charter School, Series 2014A	5.875	08/01/44	1,530,367
1,000,000	(d)	New Jersey Economic Development Authority, Charter School Revenue Bonds, Greater Brunswick Charter School, Series 2014A	6.000	08/01/49	1,000,322
2,325,000	(d)	New Jersey Economic Development Authority, Charter School Revenue Bonds, Teaneck Community Charter School, Series 2017A	5.125	09/01/52	2,321,461
1,075,000		New Jersey Economic Development Authority, Fixed Rate Revenue Bonds, Lions Gate Project, Series 2014	5.000	01/01/34	1,070,274
1,675,000		New Jersey Economic Development Authority, Fixed Rate Revenue Bonds, Lions Gate Project, Series 2014	5.250	01/01/44	1,594,544
230,000		New Jersey Economic Development Authority, Lease Revenue Bonds, State Government Buildings-Juvenile Justice Commission Facilities Project, Series 2018C	5.000	06/15/36	235,687
2,500,000	(f)	New Jersey Economic Development Authority, New Jersey, Transit Transportation Project Revenue Bonds, Portal North Bridge Project Series 2022A, (UB)	5.000	11/01/52	2,554,984
6,000,000	(f)	New Jersey Economic Development Authority, New Jersey, Transit Transportation Project Revenue Bonds, Series 2020A, (UB)	4.000	11/01/44	5,448,635
865,000	(f),(h)	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2015WW, (Pre-refunded 6/15/25), (UB)	5.250	06/15/40	869,346
14,865,000	(f),(h)	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2015WW, (Pre-refunded 6/15/25), (UB)	5.250	06/15/40	14,939,691
15,000,000	(f),(h),(j)	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2016AAA, (Pre-refunded 12/15/26), (UB)	5.000	06/15/41	15,561,969
850,000	(d)	New Jersey Economic Development Authority, School Revenue Bonds, Leap Academy University Charter School Inc. Project; Series 2014A	6.000	10/01/34	850,701
2,255,000	(d)	New Jersey Economic Development Authority, School Revenue Bonds, Leap Academy University Charter School Inc. Project; Series 2014A	6.200	10/01/44	2,256,425
3,000,000		New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 2000A & 2000B, (AMT)	5.625	11/15/30	3,003,790
4,050,000		New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 2000A & 2000B, (AMT)	5.625	11/15/30	4,055,116
2,580,000		New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 2003, (AMT)	5.500	06/01/33	2,587,843

78	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		NEW JERSEY (continued)
$3,985,000	(f)	New Jersey Educational Facilities Authority, Revenue Bonds, Higher Education Capital Improvement Fund Series 2023A, (UB)	4.625%	09/01/48	$4,056,946
3,360,000	(f)	New Jersey Educational Facilities Authority, Revenue Bonds, Higher Education Capital Improvement Fund Series 2023A, (UB)	5.250	09/01/53	3,517,465
15,675,000	(d)	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Village Drive Healthcare Urban Renewal LLC, Series 2018	5.750	10/01/38	11,426,440
7,625,000	(f)	New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds, Subordinate Series 2020C, (AMT), (UB)	4.250	12/01/50	6,574,778
5,000,000	(f)	New Jersey Transportation Trust Fund Authority, Transportation Program Bonds, Series 2023A, (UB)	4.250	06/15/40	4,883,761
10,000,000		New Jersey Transportation Trust Fund Authority, Transportation Program Bonds, Series 2023AA	4.250	06/15/44	9,515,880
12,250,000	(f)	New Jersey Transportation Trust Fund Authority, Transportation Program Bonds, Series 2023BB, (UB)	5.000	06/15/46	12,619,274
8,410,000	(f)	New Jersey Transportation Trust Fund Authority, Transportation Program Bonds, Series 2023BB, (UB)	5.250	06/15/50	8,779,543
925,000		New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2009A	0.000	12/15/38	515,831
40,000,000	(f)	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019AA, (UB)	4.500	06/15/49	38,752,956
2,965,000	(f)	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019BB, (UB)	5.000	06/15/44	3,009,536
7,250,000	(f)	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019BB, (UB)	4.000	06/15/50	6,524,472
15,000,000	(f)	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2020AA, (UB)	4.000	06/15/45	13,710,039
5,000,000		Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A	5.250	06/01/46	5,043,112

		TOTAL NEW JERSEY			203,521,622

		NEW MEXICO - 0.2%
1,130,000		Boulders Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2013	7.250	10/01/43	1,131,317
650,000		Boulders Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2015	5.750	10/01/44	649,876
3,180,000		Mariposa East Public Improvement District, New Mexico, Revenue Bonds, Capital Appreciation Taxable Series 2015D	0.000	03/01/32	1,714,099
480,000		Mariposa East Public Improvement District, New Mexico, Special Levy Revenue Bonds, Series 2015A	5.900	09/01/32	464,338
3,140,000		Mariposa East Public Improvement District, New Mexico, Special Levy Revenue Bonds, Series 2015C	5.900	09/01/32	2,979,119
2,000,000		Mesa Del Sol Public Improvement District 1, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2013	7.250	10/01/43	1,965,435
2,145,000		New Mexico Hospital Equipment Loan Council, First Mortgage Revenue Bonds, Haverland Carter Lifestyle Group - La Vida Llena Expansion Project, Series 2019A	5.000	07/01/39	2,100,698
2,200,000		New Mexico Hospital Equipment Loan Council, First Mortgage Revenue Bonds, Haverland Carter Lifestyle Group - La Vida Llena Expansion Project, Series 2019A	5.000	07/01/49	2,019,406
4,305,000	(f)	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2023C, (UB)	4.650	09/01/48	4,246,413
2,470,000	(f)	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2023C, (UB)	4.700	09/01/53	2,425,012
1,000,000	(d)	Winrock Town Center Tax Increment Development District 1, Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds, Senior Lien Series 2022	4.250	05/01/40	916,509
5,000,000	(d)	Winrock Town Center Tax Increment Development District 1, Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds, Subordinate Lien Series 2020	8.000	05/01/40	4,795,813

		TOTAL NEW MEXICO			25,408,035

See Notes to Financial Statements	79

Portfolio of Investments March 31, 2025 (continued)

High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		NEW YORK - 14.1%
$3,415,000		Babylon Local Development Corporation II, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2023A	6.400%	02/01/43	$3,456,002
7,885,000		Babylon Local Development Corporation II, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2023A	6.650	02/01/53	8,003,800
5,500,000		Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Refunding Series 2016A	5.000	07/15/42	5,546,557
14,015,000		Broome County Local Development Corporation, New York, Revenue Bonds, United Health Services Hospitals, Inc. Project, Series 2020 - AGM Insured	3.000	04/01/45	10,056,259
4,000,000		Build New York City Resource Corporation, New York, Revenue Bonds, KIPP New York City Public School Facilities, Canal West Project, Series 2022	5.250	07/01/52	4,059,954
200,000	(e)	Build New York City Resource Corporation, New York, Revenue Bonds, Metropolitan College of New York, Series 2014	5.000	11/01/39	120,000
7,645,000	(e)	Build New York City Resource Corporation, New York, Revenue Bonds, Metropolitan College of New York, Series 2014	5.500	11/01/44	4,587,000
12,755,000	(d)	Build NYC Resource Corporation, New York, Revenue Bonds, Albert Einstein College of Medicine, Inc, Series 2015	5.500	09/01/45	12,785,676
2,575,000	(d)	Build NYC Resource Corporation, New York, Revenue Bonds, Albert Einstein College of Medicine, Inc, Series 2023	7.250	06/01/55	2,726,754
17,240,000	(d)	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter School, Series 2020A-1	5.500	06/01/55	15,698,161
9,000,000	(d)	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter School, Series 2020C-1	5.000	06/01/55	7,581,493
2,125,000	(d)	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter School, Taxable Series 2020A-2	5.250	06/01/28	2,074,460
150,000	(d)	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter School, Taxable Series 2020C-2	5.250	06/01/25	150,002
32,430,000	(d)	Dormitory Authority of the State of New York, General Revenue Bonds, American Musical and Dramatic Academy Inc., Series 2023A	7.250	07/01/53	32,732,890
33,000,000	(f)	Dormitory Authority of the State of New York, General Revenue Bonds, Northwell Health Obligated Group, Series 2022A - AGM Insured, (UB)	4.250	05/01/52	32,017,148
4,870,000		Dormitory Authority of the State of New York, General Revenue Bonds, Yeshiva University, Series 2022A	5.000	07/15/50	4,800,357
19,550,000	(f)	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan Kettering Cancer Center Series 2022-1B, (UB)	4.000	07/01/51	17,929,718
12,000,000	(f)	Dormitory Authority of the State of New York, Revenue Bonds, NYU Langone Hospitals Obligated Group, Series 2020A, (UB)	4.000	07/01/50	11,110,730
225,000		Dormitory Authority of the State of New York, Revenue Bonds, Saint Joseph?s College, Series 2021	4.000	07/01/40	185,183
5,000,000	(d)	Dormitory Authority of the State of New York, Revenue Bonds, Vaughn College of Aeronautics & Technology, Series 2016A	5.500	12/01/36	4,557,579
4,000,000	(d)	Dormitory Authority of the State of New York, Revenue Bonds, Vaughn College of Aeronautics & Technology, Series 2016A	5.500	12/01/46	3,407,165
5,000	(h)	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2019A, (Pre-refunded 3/15/29)	4.000	03/15/49	5,216
8,860,000	(f)	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2019D, (UB)	4.000	02/15/47	8,120,178
12,465,000		Glen Cove Local Economic Assistance Corporation, New York, Revenue Bonds, Garvies Point Public Improvement Project, Capital Appreciation Series 2016B	0.000	01/01/45	3,381,721
33,320,000		Glen Cove Local Economic Assistance Corporation, New York, Revenue Bonds, Garvies Point Public Improvement Project, Capital Appreciation Series 2016C	5.625	01/01/55	29,688,060
5,560,000		Glen Cove Local Economic Assistance Corporation, New York, Revenue Bonds, Garvies Point Public Improvement Project, Current Interest Series 2016A	5.000	01/01/56	4,534,275

80	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		NEW YORK (continued)
$4,770,000		Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Refunding Series 2020B	5.660%	02/01/44	$4,473,796
9,600,000		Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2017A	6.240	02/01/47	9,583,195
12,120,000		Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2018A	6.760	02/01/48	12,278,296
4,460,000		Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2020A	5.530	02/01/40	4,238,599
5,880,000		Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2020A	5.730	02/01/50	5,449,651
2,480,000		Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2021A	4.450	02/01/41	2,045,833
5,890,000		Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2021A	4.600	02/01/51	4,524,068
7,035,000	(f)	Long Island Power Authority, New York, Electric System General Revenue Bonds, Green Series 2023E, (UB)	5.000	09/01/48	7,287,685
5,000,000	(e)	Madison County Capital Resource Corporation, New York, Revenue Bonds, Cazenovia College Project, Series 2019A	5.500	09/01/23	2,600,000
13,500,000	(f)	Metropolitan Transportation Authority, New York, Revenue Bonds, Green Bond Series 2020D - BAM Insured, (UB)	4.000	11/15/47	12,297,918
20,160,000	(f)	Metropolitan Transportation Authority, New York, Revenue Bonds, Green Bond Series 2020D - BAM Insured, (UB)	4.000	11/15/48	18,296,480
9,000,000	(f)	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2019B - AGM Insured, (UB)	4.000	11/15/49	8,001,179
20,000,000	(f)	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2019B - BAM Insured, (UB)	4.000	11/15/50	17,707,164
9,780,000	(f)	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2019B, (UB)	5.000	11/15/52	9,903,021
7,450,000	(f)	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2020A-1, (UB)	5.000	11/15/47	7,509,985
29,225,000	(f)	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2020C-1, (UB)	4.750	11/15/45	29,329,795
33,430,000	(f)	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2020C-1, (UB)	5.000	11/15/50	33,667,149
55,425,000	(f)	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2020C-1, (UB)	5.250	11/15/55	56,605,359
6,500,000	(f)	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2020D-1, (UB)	5.000	11/15/43	6,645,690
37,400,000	(f)	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2020D-1, (UB)	5.000	11/15/45	38,003,326
22,575,000	(f)	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2020D-2, (UB)	4.000	11/15/47	20,071,031
13,120,000	(f)	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2020D-2, (UB)	4.000	11/15/48	11,618,397

See Notes to Financial Statements	81

Portfolio of Investments March 31, 2025 (continued)

High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		NEW YORK (continued)
$29,130,000	(f)	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2020D-3, (UB)	4.000%	11/15/49	$25,673,786
14,980,000	(f)	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2020D-3, (UB)	4.000	11/15/50	13,154,888
20,000,000	(f)	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2021A-1, (UB)	4.000	11/15/47	17,850,714
10,400,000	(f)	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2021A-1, (UB)	4.000	11/15/48	9,248,486
27,000,000	(f)	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2021A-1, (UB)	4.000	11/15/50	23,823,547
21,275,000	(f)	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Refunding Series 2024A, (UB)	5.500	11/15/47	22,525,459
40,510,000	(f)	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2017D, (UB)	4.000	11/15/42	36,732,564
15,000,000	(f)	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2021A-2, (UB)	4.000	11/15/43	13,617,647
2,000,000	(d)	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Academy of Health Sciences Charter School Project, Social Impact Series 2022	6.000	07/01/57	2,033,223
5,000,000		Monroe County Industrial Development Corporation, New York, Revenue Bonds, Saint Ann?s Community Project, Series 2019	5.000	01/01/50	4,304,470
5,720,000		MTA Hudson Rail Yards Trust Obligations, New York, MTA Financing Agreement Payable by the Metropolitan Transportation Authority, Series 2016A	5.000	11/15/51	5,708,973
9,070,000	(f)	MTA Hudson Rail Yards Trust Obligations, New York, MTA Financing Agreement Payable by the Metropolitan Transportation Authority, Series 2016A, (UB)	5.000	11/15/56	9,019,340
760,000		Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2006A-3	5.000	06/01/35	690,625
5,000,000		New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series 2014G	3.900	05/01/45	4,480,781
5,110,000		New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Sustainable Development Green Series 2021F-1	2.400	11/01/46	3,359,644
8,155,000		New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Sustainable Development Series 2020A-1C	3.000	11/01/55	5,705,379
2,800,000	(d)	New York City Housing Development Corporation, New York, Multi-Family Mortgage Revenue Bonds, 8 Spruce Street, Class F Series 2024	5.250	12/15/31	2,851,938
3,970,000	(e)	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007	2.250	10/01/22	2,630,125
28,995,000	(e)	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007	2.300	10/01/27	18,556,800
37,910,000	(e)	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007	2.300	10/01/37	24,262,400
84,140,000	(e)	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007	2.350	10/01/46	53,849,600
7,615,000	(f)	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2020 Serries BB-1, (UB)	4.000	06/15/49	6,886,717
46,665,000	(f)	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2023 Series DD, (UB)	4.125	06/15/46	44,236,175

82	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		NEW YORK (continued)
$27,000,000	(f)	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2023 Series DD, (UB)	4.125%	06/15/47	$25,516,064
13,495,000	(f)	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2020 Subseries B-1, (UB)	4.000	11/01/43	12,607,169
6,030,000		New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2021 Subseries C-1	4.000	05/01/47	5,538,076
14,150,000	(f)	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2022 Subseries B-1, (UB)	4.000	08/01/48	12,979,079
25,000,000	(f)	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal Series 2023F-1, (UB)	4.000	02/01/51	23,042,483
4,125,000		New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal Series 2025D	4.250	05/01/54	3,928,657
8,465,000	(f)	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal Series 2025D, (UB)	4.250	05/01/54	8,062,080
20,290,000	(i)	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal Series 2025H-1, (UB)	5.250	11/01/48	21,786,720
11,500,000	(f)	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Series 2024B, (UB)	5.250	05/01/50	12,180,806
10,335,000	(f)	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Series 2024C, (UB)	5.250	05/01/50	10,946,837
10,725,000	(f)	New York City, New York, General Obligation Bonds, Fiscal 2021 Series F-1, (UB)	4.000	03/01/47	9,870,231
10,000,000	(f)	New York City, New York, General Obligation Bonds, Fiscal 2023 Series B-1, (UB)	5.250	10/01/47	10,525,284
29,000,000	(f)	New York City, New York, General Obligation Bonds, Fiscal 2023 Series E-1, (UB)	4.000	04/01/50	26,711,262
5,850,000	(f)	New York City, New York, General Obligation Bonds, Fiscal 2024 Series A	5.000	08/01/51	6,046,411
7,565,000	(f)	New York City, New York, General Obligation Bonds, Fiscal 2025 Series C-1, (UB)	5.250	09/01/50	8,013,755
75,000,000		New York Counties Tobacco Trust V, New York, Tobacco Settlement Pass-Through Bonds, SubordinateTurbo CABs, Series 2005-S2	0.000	06/01/50	11,508,540
23,560,000	(d)	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014	5.000	11/15/44	23,611,787
2,000,000	(d)	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 2 Series 2014	5.150	11/15/34	2,005,546
13,645,000	(d)	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 2 Series 2014	5.375	11/15/40	13,680,529
89,870,000	(d)	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 3 Series 2014	7.250	11/15/44	90,124,045
3,000,000		New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 7 World Trade Center Project, Refunding Green Series 2022A-CL2	3.250	09/15/52	2,225,816
4,040,000		New York State Dormitory Authority, Personal Income Tax Revenue Bonds, General Purpose Series 2019A	4.000	03/15/49	3,627,123
3,835,000		New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Climate Bond Certified/Sustainability Series 2019P	3.150	11/01/54	2,790,395
3,150,000	(f)	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Social Series 250, (UB)	4.650	10/01/43	3,133,263
3,150,000		New York State Power Authority, General Revenue Bonds, Series 2020A	4.000	11/15/60	2,730,196
20,000,000	(f)	New York State Thruway Authority, General Revenue Junior Indebtedness Obligations, Series 2019B, (UB)	4.000	01/01/53	17,885,128
10,000,000	(f)	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Bidding Group 1 Series 2022A, (UB)	4.000	03/15/44	9,328,091
8,500,000	(f)	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Bidding Group 1 Series 2022A, (UB)	4.125	03/15/52	7,955,409

See Notes to Financial Statements	83

Portfolio of Investments March 31, 2025 (continued)

High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		NEW YORK (continued)
$38,340,000	(f)	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Climate Certified Green Series 2022C, (UB)	5.000%	03/15/54	$39,626,614
32,340,000	(f)	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Climate Certified Green Series 2022C, (UB)	4.125	03/15/56	29,942,008
10,000,000	(f)	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Climate Certified Green Series 2022C, (UB)	4.125	03/15/57	9,263,587
15,000,000	(f)	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Transportation Series 2021A-1, (UB)	4.000	03/15/46	13,796,093
10,000,000	(f)	New York State Urban Development Corp, (UB)	5.000	03/15/51	10,419,615
24,635,000	(f)	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, General Purpose, Series 2020A, (UB)	4.000	03/15/45	22,903,719
14,730,000		New York Transportation Development Corporation, New York, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, (AMT)	5.000	07/01/46	14,642,389
19,660,000		New York Transportation Development Corporation, New York, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, (AMT)	5.250	01/01/50	19,659,326
10,210,000	(f)	New York Transportation Development Corporation, New York, Special Facilities Revenue Bonds, Terminal 6 John F Kennedy International Airport Redevelopment Project, Senior Green Series 2024A, (AMT), (UB)	4.500	12/31/54	9,890,901
23,810,000	(f)	New York Transportation Development Corporation, New York, Special Facilities Revenue Bonds, Terminal 6 John F Kennedy International Airport Redevelopment Project, Senior Green Series 2024A, (AMT), (UB)	5.250	12/31/54	24,642,878
5,000,000		New York Transportation Development Corporation, New York, Special Facilities Revenue Bonds, Terminal 6 John F Kennedy International Airport Redevelopment Project, Senior Green Series 2024A, (AMT)	5.500	12/31/54	5,204,114
13,090,000		New York Transportation Development Corporation, New York, Special Facilities Revenue Bonds, Terminal 6 John F Kennedy International Airport Redevelopment Project, Senior Green Series 2024A, (AMT)	5.500	12/31/60	13,614,620
160,000		New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Refunding Series 2016, (AMT)	5.000	08/01/26	160,004
7,660,000		New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Series 2020, (AMT)	5.250	08/01/31	7,935,254
24,480,000		New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, John F Kennedy International Airport New Terminal 1 Project, Green Series 2024 - AGM Insured, (AMT)	5.000	06/30/49	24,679,194
4,500,000	(f)	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, John F Kennedy International Airport New Terminal 1 Project, Green Series 2024 - AGM Insured, (AMT), (UB)	5.000	06/30/49	4,536,616
16,765,000	(f)	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, John F Kennedy International Airport New Terminal 1 Project, Green Series 2024 - AGM Insured, (AMT), (UB)	5.000	06/30/54	16,768,618
5,565,000	(f)	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, John F Kennedy International Airport New Terminal 1 Project, Green Series 2024 - AGM Insured, (AMT), (UB)	5.250	06/30/60	5,667,004
5,000,000	(f)	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, New Terminal 1 John F Kennedy International Airport Project, Green Series 2023 - AGM Insured, (AMT), (UB)	5.000	06/30/49	5,032,172
13,000,000		New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, New Terminal 1 John F Kennedy International Airport Project, Green Series 2023, (AMT)	6.000	06/30/54	13,828,265

84	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		NEW YORK (continued)
$2,500,000		New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2020, (AMT)	5.000%	10/01/40	$2,543,250
8,000,000		New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2020, (AMT)	4.375	10/01/45	7,472,501
5,000,000		New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2023, (AMT)	6.000	04/01/35	5,495,215
13,570,000		New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2023, (AMT)	5.625	04/01/40	14,256,727
8,195,000	(d)	Niagara Area Development Corporation, New York, Solid Waste Disposal Facility Revenue Refunding Bonds, Covanta Energy Project, Series 2018A, (AMT)	4.750	11/01/42	7,659,479
3,125,000	(d)	Ogdensburg Bridge and Port Authority, New York, Revenue Bonds, Series 2017, (AMT)	5.750	07/01/47	2,803,854
1,000,000		Oneida Indian Nation, New York, Tax Revenue Bonds, Series 2024B	6.000	09/01/43	1,080,407
14,765,000	(f)	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Eighteen Series 2019, (AMT), (UB)	4.000	11/01/41	14,021,813
20,000,000	(f)	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Forty Second Series 2023, (AMT), (UB)	5.000	12/01/53	20,275,810
25,765,000	(f)	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Twenty-One Series 2020, (AMT), (UB)	4.000	07/15/55	22,532,574
9,265,000	(f)	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Twenty-One Series 2020, (AMT), (UB)	4.000	07/15/60	7,973,310
5,745,000	(f)	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Twenty-Third Series 2021, (AMT), (UB)	4.000	07/15/51	5,121,217
21,000,000		Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2021B-2	0.000	06/01/66	1,963,523
2,000,000		Syracuse Industrial Development Authority, New York, PILOT Revenue Bonds, Carousel Center Project, Refunding Series 2016A, (AMT)	5.000	01/01/33	1,520,161
7,205,000	(f)	Triborough Bridge and Tunnel Authority, New York, General Revenue Bonds, MTA Bridges & Tunnels, Series 2020A, (UB)	5.000	11/15/49	7,366,669
10,765,000	(f)	Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax Bonds, Senior Lien Green Bonds, Series 2022D-2, (UB)	4.500	05/15/52	10,792,056
5,110,000	(f)	Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax Bonds, Senior Lien Series 2021C-3, (UB)	4.000	05/15/51	4,686,040
20,000,000	(f)	Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax Bonds, Senior Lien Series 2022 A, (UB)	4.000	05/15/51	18,340,664
34,565,000	(f)	Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax Senior Lien Bonds, Series 2022C, (UB)	5.250	05/15/52	36,299,769
10,175,000	(f)	Triborough Bridge and Tunnel Authority, New York, Real Estate Transfer Tax Revenue Bonds, MTA Bridges and Tunnels, TBTA Capital Lockbox Fund, Series 2025A, (UB)	5.250	12/01/54	10,747,259
10,000,000	(f)	Triborough Bridge and Tunnel Authority, New York, Real Estate Transfer Tax Revenue Bonds, MTA Bridges and Tunnels, TBTA Capital Lockbox Fund, Series 2025A, (UB)	4.500	12/01/56	9,584,030
13,050,000	(f)	Triborough Bridge and Tunnel Authority, New York, Sales Tax Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox- City Sales Tax Series 2023A, (UB)	4.125	05/15/53	12,188,122
23,125,000		Triborough Bridge and Tunnel Authority, New York, Sales Tax Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox- City Sales Tax Series 2023A	4.250	05/15/58	21,735,414
85,930,000	(f)	Triborough Bridge and Tunnel Authority, New York, Sales Tax Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox- City Sales Tax Series 2023A, (UB)	4.250	05/15/58	80,766,449

See Notes to Financial Statements	85

Portfolio of Investments March 31, 2025 (continued)

High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		NEW YORK (continued)
$20,930,000	(f)	Triborough Bridge and Tunnel Authority, New York, Sales Tax Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox- City Sales Tax Series 2023A, (UB)	4.500%	05/15/63	$20,535,457
9,060,000	(f)	Triborough Bridge and Tunnel Authority, New York, Sales Tax Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox- City Sales Tax, Series 2022A, (UB)	4.000	05/15/57	8,229,518
16,415,000	(f)	Triborough Bridge and Tunnel Authority, New York, Sales Tax Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox- City Sales Tax, Series 2024A-1, (UB)	5.250	05/15/64	17,295,386
15,000,000	(f)	Triborough Bridge and Tunnel Authority, New York, Sales Tax Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox- City Sales Tax, Series 2024A-1 - BAM Insured, (UB)	5.250	05/15/64	15,838,938
10,000,000		TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006	5.000	06/01/45	9,234,108
18,790,000		TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006	5.000	06/01/48	17,244,150
5,100,000	(d)	Westchester County Local Development Corporation, New York, Revenue Bond, Purchase Senior Learning Community, Inc. Project, Accd Inv Series 2021A	5.000	07/01/36	5,257,888
3,530,000	(d)	Westchester County Local Development Corporation, New York, Revenue Bond, Purchase Senior Learning Community, Inc. Project, Accd Inv Series 2021A	5.000	07/01/41	3,569,277
7,000,000	(d)	Westchester County Local Development Corporation, New York, Revenue Bond, Purchase Senior Learning Community, Inc. Project, Accd Inv Series 2021A	5.000	07/01/56	6,675,216
7,950,000		Westchester County Local Development Corporation, New York, Revenue Bonds, Westchester Medical Center Obligated Group Project, Refunding Series 2016	5.000	11/01/46	7,360,796
3,750,000	(f)	Westchester County Local Development Corporation, New York, Revenue Bonds, Westchester Medical Center Obligated Group Project, Series 2023 - AGM Insured, (UB)	5.750	11/01/49	4,083,926
3,550,000	(f)	Westchester County Local Development Corporation, New York, Revenue Bonds, Westchester Medical Center Obligated Group Project, Series 2023 - AGM Insured, (UB)	5.000	11/01/51	3,631,606

		TOTAL NEW YORK			2,029,413,588

		NORTH CAROLINA - 0.3%
5,000,000	(f)	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International, Series 2021B, (AMT), (UB)	4.000	07/01/51	4,378,367
5,075,000	(f)	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International, Series 2023B, (AMT), (UB)	5.000	07/01/48	5,164,379
7,250,000	(f)	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International, Series 2023B, (AMT), (UB)	5.250	07/01/53	7,463,244
3,625,000	(f)	Greater Asheville Regional Airport Authority, North Carolina, Airport System Revenue Bonds, Series 2023 - AGM Insured, (AMT), (UB)	5.250	07/01/48	3,747,620
485,000	(d)	Mooresville, North Carolina, Special Assessment Revenue Bonds, Series 2015	5.375	03/01/40	483,272
19,065,000		North Carolina Department of Transportation, Private Activity Revenue Bonds, I-77 Hot Lanes Project, Series 2015, (AMT)	5.000	06/30/54	18,960,139
3,485,000		North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Social Series 2023-51	4.500	01/01/48	3,364,973
6,876,640		Winston-Salem, North Carolina, Multifamily Housing Revenue Bonds, Rolling Hills Apartments, Series 2016, (Mandatory Put 7/01/34)	4.400	11/01/56	6,064,018

		TOTAL NORTH CAROLINA			49,626,012

		NORTH DAKOTA - 0.3%
4,585,000	(f)	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2023A - AGM Insured, (UB)	5.000	12/01/48	4,659,329
7,450,000	(f)	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2023A - AGM Insured, (UB)	5.000	12/01/53	7,500,206
2,750,000		Horace, Cass County, North Dakota, General Obligation Bonds, Refunding Improvement Series 2024C	5.000	05/01/50	2,717,585

86	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		NORTH DAKOTA (continued)
$10,000,000	(f)	North Dakota Housing Finance Agency, Home Mortgage Finance Program Bonds, Social Series 2023A, (UB)	4.600%	07/01/43	$9,892,096
4,690,000	(f)	North Dakota Housing Finance Agency, Home Mortgage Finance Program Bonds, Social Series 2023D, (UB)	4.550	07/01/48	4,551,517
8,870,000	(f)	North Dakota Housing Finance Agency, Home Mortgage Finance Program Bonds, Social Series 2024A, (UB)	4.700	07/01/49	8,769,922
5,000,000		Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series 2017C	5.000	06/01/48	4,853,749
3,000,000		Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series 2017C	5.000	06/01/53	2,850,948
2,179,583	(e)	Williston, North Dakota, Multifamily Housing Revenue Bonds, Eagle Crest Apartments LLC Project, Series 2013	6.250	09/01/28	326,937
10,102,757	(e)	Williston, North Dakota, Multifamily Housing Revenue Bonds, Eagle Crest Apartments LLC Project, Series 2013	7.750	09/01/38	1,515,414

		TOTAL NORTH DAKOTA			47,637,703

		OHIO - 3.3%
2,800,000		Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities Revenue Bonds, Summa Health System, Refunding & Improvement Series 2016	5.250	11/15/41	2,824,191
15,400,000		Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities Revenue Bonds, Summa Health System, Refunding & Improvement Series 2016	5.250	11/15/46	15,488,051
293,890,000		Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Capital Appreciation Series 2020B-3 Class 2	0.000	06/01/57	29,278,321
108,560,000		Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2	5.000	06/01/55	95,826,183
10,500,000	(f)	Columbus Regional Airport Authority, Ohio, Revenue Bonds, John Glenn Columbus International Airport, Series 2025A, (AMT), (UB)	5.500	01/01/55	11,028,463
2,125,000	(d)	Columbus-Franklin County Finance Authority, Ohio, Revenue Bonds, Bridge Park G Block Project, Public Infrastructure Series 2022	5.000	12/01/45	2,124,802
5,185,000	(d)	Columbus-Franklin County Finance Authority, Ohio, Revenue Bonds, Bridge Park G Block Project, Public Infrastructure Series 2022	5.000	12/01/53	5,029,979
1,500,000		Columbus-Franklin County Finance Authority, Ohio, Tax Increment Financing Revenue Bonds, Bridge Park D Block Project, Series 2019A-1	5.000	12/01/51	1,466,704
15,950,000		County of Lucas, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 2018A	5.250	11/15/48	16,048,970
6,275,000		Evans Farm New Communty Authority, Ohio, Community Development Charge Revenue Bonds, Evans Farm Mixed-Use Project, Series 2020	4.000	12/01/46	4,958,074
14,500,000	(f)	Franklin County, Ohio, Hospital Facilities Revenue Bonds, OhioHealth Corporation, Series 2015, (UB)	4.125	05/15/45	13,798,142
17,540,000	(f)	Franklin County, Ohio, Hospital Facilities Revenue Bonds, OhioHealth Corporation, Series 2018A, (UB)	4.000	05/15/47	16,015,292
2,000,000		Greater Cincinnati Port Development Authority, Ohio, Tax Increment Revenue Bonds, RBM Phase 3 Garage Project Series 2024	5.125	12/01/55	1,930,902
33,880,000	(f)	Hamilton County, Ohio, Hospital Facilities Revenue Bonds, TriHealth, Inc. Obligated Group Project, Series 2017A, (UB)	5.000	08/15/42	34,262,194
5,265,000		Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2020	5.000	09/15/50	5,131,147
2,200,000	(i)	Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2025A	5.500	08/01/51	2,276,761
2,000,000		Hardin County, Ohio Economic Development Facility Revenue Bonds, Ohio Northern University, Refunding & Improvement Series 2020	5.500	05/01/50	1,829,203

See Notes to Financial Statements	87

Portfolio of Investments March 31, 2025 (continued)

High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		OHIO (continued)
$2,325,000	(d)	Hilliard Hickory Chase Community Authority, Ohio, Infustructure Improvement Revenue Bonds, Hickory Chase Project, Senior Series 2019A	5.000%	12/01/40	$2,245,342
2,805,000		Jeffrey Place New Community Authority, Ohio, Jeffrey Place Redevelopment Bonds, Series 2007A	5.000	12/01/32	2,702,622
5,915,000		Jeffrey Place New Community Authority, Ohio, Jeffrey Place Redevelopment Bonds, Series 2014A	6.250	12/01/33	5,917,248
4,385,000	(d)	Lorain County Port Authority, Ohio, Tax Increment Revenue Bonds, North Ridgeville- Riddell Public Improvement Project, Series 2017	5.750	12/01/41	4,116,774
41,710,000	(d)	Ohio Air Quality Development Authority, Ohio, Exempt Facilities Revenue Bonds, AMG Vanadium Project, Series 2019, (AMT)	5.000	07/01/49	37,927,253
30,400,000		Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009D	3.375	08/01/29	29,794,423
2,350,000	(d)	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt Paper Ohio, LLC Project, Series 2017, (AMT)	4.500	01/15/48	2,183,676
2,000,000	(d)	Ohio Housing Finance Agency, Multifamily Housing Revenue Bonds, Silver Birch of Mansfield Project, Series 2024	6.000	01/01/45	1,978,001
3,510,000	(f)	Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Social Series 2023B, (UB)	4.900	09/01/48	3,501,789
3,980,000	(f)	Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Social Series 2023B, (UB)	4.950	09/01/54	3,997,095
4,405,000	(f)	Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Social Series 2024A, (UB)	4.550	09/01/49	4,367,973
13,810,000	(f)	Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Social Series 2024A, (UB)	4.650	09/01/54	13,528,316
6,960,000	(f)	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc., Fixed Interest Rate Series 2020A, (UB)	5.000	01/15/50	7,027,890
1,000,000		Ohio State, Private Activity Bonds, Portsmouth Gateway Group, LLC - Borrower, Portsmouth Bypass Project, Series 2015, (AMT)	5.000	12/31/39	1,001,975
6,530,000		Ohio State, Private Activity Bonds, Portsmouth Gateway Group, LLC - Borrower, Portsmouth Bypass Project, Series 2015, (AMT)	5.000	06/30/53	6,532,699
13,345,000	(f)	Port of Greater Cincinnati Development Authority, Ohio, Duke Energy Convention Center Project, TOT First Subordinate Development Revenue Bonds, Refunding Series 2024B, (UB)	5.000	12/01/63	13,525,236
1,000,000		Port of Greater Cincinnati Development Authority, Ohio, Duke Energy Convention Center Project, TOT Second Subordinate Development Revenue Bonds, Refunding Series 2024C - AGM Insured	5.250	12/01/53	1,043,441
1,000,000		Port of Greater Cincinnati Development Authority, Ohio, Duke Energy Convention Center Project, TOT Second Subordinate Development Revenue Bonds, Refunding Series 2024C - AGM Insured	5.250	12/01/58	1,041,639
1,300,000		Port of Greater Cincinnati Development Authority, Ohio, Duke Energy Convention Center Project, TOT Second Subordinate Development Revenue Bonds, Refunding Series 2024C - AGM Insured	5.250	12/01/63	1,354,130
16,735,000		Port of Greater Cincinnati Development Authority, Ohio, Special Obligation Development TIF Revenue Bonds, RBM Development - Phase 2B Project, Series 2018A	6.000	12/01/50	16,759,927
13,580,000		Port of Greater Cincinnati Development Authority, Ohio, Special Obligation Tax Increment Financing Revenue Bonds, Cooperative Township Public Parking Project, Gallery at Kenwood, Senior Lien Series 2019A	5.000	11/01/51	11,162,194
25,585,000		Tuscarawas County Economic Development and Finance Alliance, Ohio, Higher Education Facilities Revenue Bonds, Ashland University, Refunding & Improvement Series 2015	6.000	03/01/45	25,363,872

88	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		OHIO (continued)
$22,870,000		Washington County, Ohio, Hospital Facilities Revenue Bonds, Memorial Health System Obligated Group, Series 2022	6.750%	12/01/52	$24,681,480

		TOTAL OHIO			481,072,374

		OKLAHOMA - 0.5%
1,500,000		Mannford Public Works Authority, Oklahoma, Revenue Bonds, Capital Improvement Series 2021	3.250	01/01/51	1,007,794
13,235,000		Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B	5.500	08/15/52	13,425,037
8,230,000		Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B	5.500	08/15/57	8,336,600
2,910,000		Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Taxable Series 2022	5.500	08/15/37	2,993,894
9,650,000	(f)	Oklahoma State Turnpike Authority, Turnpike System Revenue Bonds, Second Senior Series 2025A, (UB)	5.500	01/01/54	10,518,999
10,000,000	(f)	Oklahoma Water Resources Board, Oklahoma, State Loan Program Revenue Bonds, Series 2023B, (UB)	4.125	10/01/53	9,213,896
4,665,000		Osage County Industrial Authority, Oklahoma, Sales and Use Tax Revenue Bonds, Refunding Series 2023	5.750	09/01/53	4,608,059
2,828,235	(e)	Payne County Economic Development Authority, Oklahoma, Revenue Bonds, Epworth Living at the Ranch, Series 2016A	0.000	11/01/46	9,757
4,149,188	(e)	Payne County Economic Development Authority, Oklahoma, Revenue Bonds, Epworth Living at the Ranch, Series 2016A	7.000	11/01/51	14,315
9,525,000		Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Refunding Series 2000B, (AMT)	5.500	06/01/35	9,541,459
2,850,000		Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Refunding Series 2001A, (AMT)	5.500	12/01/35	2,854,850
10,705,000		Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Refunding Series 2001B, (AMT)	5.500	12/01/35	10,723,217

		TOTAL OKLAHOMA			73,247,877

		OREGON - 0.3%
10,000,000	(f)	Medford Hospital Facilities Authority, Oregon, Hospital Revenue Bonds, Asante Health System, Refunding Series 2020A - AGM Insured, (UB)	4.000	08/15/45	9,019,297
815,000	(d)	Oregon Facilities Authority, Revenue Bonds, Howard Street Charter School Project, Series 2019A	5.250	06/15/55	747,584
670,000	(d)	Oregon Facilities Authority, Revenue Bonds, Metro East Web Academy Project, Series 2019A	5.000	06/15/39	645,419
1,810,000	(d)	Oregon Facilities Authority, Revenue Bonds, Metro East Web Academy Project, Series 2019A	5.000	06/15/49	1,659,532
550,000	(d)	Oregon Facilities Authority, Revenue Bonds, Redmond Proficiency Academy Project, Series 2015A	5.500	06/15/35	529,858
1,650,000	(d)	Oregon Facilities Authority, Revenue Bonds, Redmond Proficiency Academy Project, Series 2015A	5.750	06/15/46	1,560,543
4,000,000		Oregon Facilities Authority, Revenue Bonds, Redmond Proficiency Academy Project, Series 2016A	5.250	06/15/51	3,657,382
2,410,000	(d)	Oregon State Facilities Authority, Oregon, Charter School Revenue Bonds, Academy for Character Education, Series 2022A	7.000	06/15/52	2,465,301
275,000	(d)	Oregon State Facilities Authority, Oregon, Charter School Revenue Bonds, Academy for Character Education, Series 2022B	9.000	06/15/29	278,451
3,125,000		Polk County Hospital Facility Authority, Oregon, Revenue Bonds, Dallas Retirement Village Project, Series 2015A	5.375	07/01/45	3,124,475
9,150,000	(d)	Port of Morrow, Morrow County Oregon, Full Faith and Credit Obligations, Series 2024A	5.150	10/01/26	9,157,996
2,480,000		Port of Saint Helens, Oregon, Pollution Control Revenue Bonds, Boise Cascade Project, Series 1997	5.650	12/01/27	2,482,850

		TOTAL OREGON			35,328,688

See Notes to Financial Statements	89

Portfolio of Investments March 31, 2025 (continued)

High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		PENNSYLVANIA - 2.5%
$12,905,000		Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2012, (AMT)	5.750%	08/01/42	$12,916,129
5,300,000	(f)	Allegheny County Airport Authority, Pennsylvania, Airport Revenue Bonds, Pittsburgh International Airport, Series 2021A, (AMT), (UB)	5.000	01/01/51	5,317,644
11,000,000		Allegheny County Airport Authority, Pennsylvania, Airport Revenue Bonds, Pittsburgh International Airport, Series 2021A - AGM Insured, (AMT)	4.000	01/01/56	9,489,410
5,000,000	(f)	Allegheny County Airport Authority, Pennsylvania, Airport Revenue Bonds, Pittsburgh International Airport, Series 2021A, (AMT), (UB)	5.000	01/01/56	5,003,295
2,790,000		Allegheny County Industrial Development Authority, Pennsylvania, , Charter School Revenue Bonds, Propel Charter School-Sunrise, Series 2013	6.000	07/15/38	2,792,962
4,000,000	(d)	Allentown Commercial and Industrial Development Authority, Pennsylvania, Revenue Bonds, Arts Academy Charter Middle School Foundation Project, Series 2022A	5.000	06/15/57	3,490,956
5,420,000	(d)	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, 615 Waterfront Project, Senior Series 2021	6.000	05/01/42	5,624,732
2,100,000	(d)	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018	5.000	05/01/42	2,072,570
2,500,000		Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, Waterfront-30 E Allen Street Project, Subordinate Series 2024B	6.000	05/01/42	2,569,368
9,200,000		Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Generation Project, Series 2008B	3.750	10/01/47	7,658,123
1,279,000		Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower Health Project, Series 2024A-2	6.000	06/30/34	1,379,251
17,147,000		Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower Health Project, Series 2024A-3	5.000	06/30/39	16,618,992
8,569,000	(g)	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower Health Project, Series 2024B-1	0.000	06/30/44	6,328,514
2,685,000		Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower Health Project, Taxable Series 2024A-1	8.000	06/30/34	2,748,459
12,565,000	(g)	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower Health Project, Taxable Series 2024B-2	0.000	06/30/44	7,188,463
8,160,000		Central Bradford Progress Authority, Pennsylvania, Revenue Bonds, Guthrie Health, Series 2021B - BAM Insured	3.000	12/01/44	6,646,880
6,305,000	(f)	Central Bradford Progress Authority, Pennsylvania, Revenue Bonds, Guthrie Health, Series 2021B - BAM Insured, (UB)	4.000	12/01/51	5,867,181
705,000		Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds, Simpson Senior Services Project, Series 2015A	5.000	12/01/30	653,107
680,000		Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds, Simpson Senior Services Project, Series 2015A	5.000	12/01/35	598,746
1,400,000		Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds, Simpson Senior Services Project, Series 2015A	5.250	12/01/45	1,129,086
3,000,000		Chester County Industrial Development Authority, Pennsylvania, Revenue Bonds, Collegium Charter School Project, Series 2017A	5.250	10/15/47	2,877,596
1,000,000	(d)	Chester County Industrial Development Authority, Pennsylvania, Revenue Bonds, Collegium Charter School Project, Series 2022	6.000	10/15/52	1,023,882
371,000	(d)	Chester County Industrial Development Authority, Pennsylvania, Special Obligation Bonds, Woodlands at Greystone Project, Series 2018	5.000	03/01/38	362,847
1,068,000	(d)	Chester County Industrial Development Authority, Pennsylvania, Special Obligation Bonds, Woodlands at Greystone Project, Series 2018	5.125	03/01/48	1,004,616

90	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		PENNSYLVANIA (continued)
$1,595,000		Clarion County Industrial Development Authority, Pennsylvania, Revenue Bonds, Clarion University Foundation Inc. Student Housing Project at Clarion University, Series 2014A	5.000%	07/01/45	$1,598,800
3,000,000	(d)	Dauphin County General Authority, Pennsylvania, Revenue Bonds, Harrisburg University of Science & Technology Project, Series 2020	6.250	10/15/53	2,267,732
3,000,000	(f)	Dubois Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Penn Highlands Healthcare, Series 2018, (UB)	4.000	07/15/43	2,551,455
8,455,000	(f)	Geisinger Authority, Montour County, Pennsylvania, Health System Revenue Bonds, Geisinger Health System, Series 2014A, (UB)	4.000	06/01/41	7,880,987
5,000,000		Geisinger Authority, Montour County, Pennsylvania, Health System Revenue Bonds, Geisinger Health System, Series 2017A-1	5.000	02/15/45	5,023,296
11,575,000	(d)	Lehigh County Industrial Development Authority, Pennsylvania, Revenue Bonds, Provident Group -Lehigh Valley International Airport Hotel Project First Tier Series 2025A-2	5.750	01/01/65	11,179,665
1,075,000	(d)	Lehigh County Industrial Development Authority, Pennsylvania, Revenue Bonds, Provident Group -Lehigh Valley International Airport Hotel Project Second Tier Series 2025C	6.750	01/01/65	1,041,021
1,600,000	(d)	Lehigh County Industrial Development Authority, Pennsylvania, Revenue Bonds, Provident Group -Lehigh Valley International Airport Hotel Project Taxable First Tier Series 2025A-1	8.000	01/01/44	1,586,573
6,340,000	(d)	Lehigh County Industrial Development Authority, Pennsylvania, Revenue Bonds, Provident Group -Lehigh Valley International Airport Hotel Project Third Tier Series 2025C	8.500	01/01/67	6,165,837
5,000,000	(f)	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2018A, (UB)	5.000	09/01/48	5,052,544
8,405,000		Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2022B - AGM Insured	4.000	05/01/52	7,652,691
1,000,000		Montgomery County Redevelopment Authority, Pennsylvania, Special Obligation Revenue Bonds, River Pointe Project Series 2023	6.500	09/01/43	1,009,061
1,071,352	(e)	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds, Northampton Generating Project, Senior Lien Series 2013A0 & AE2	2.200	06/30/27	471,395
590,116	(e)	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds, Northampton Generating Project, Senior Lien Taxable Series 2013B, (cash 5.000%, PIK 5.000%)	0.900	06/30/27	106,221
30,690,000	(c),(d),(e)	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2020A-1	10.000	12/01/40	3,069
30,690,000	(c),(d),(e)	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2020A-2, (AMT)	10.000	12/01/40	3,069
29,220,000	(c),(e)	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2021A	10.000	12/01/31	2,922
17,565,000	(c),(d),(e)	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Taxable Series 2020B-2	10.000	12/01/29	1,757
1,700,000		Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, PPL Energy Supply, LLC Project, Refunding Series 2009B, (Mandatory Put 6/01/27)	5.250	12/01/38	1,713,059
3,250,000		Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, PPL Energy Supply, LLC Project, Refunding Series 2009C, (Mandatory Put 6/01/27)	5.250	12/01/37	3,276,457
3,925,000		Pennsylvania Economic Development Financing Authority, Pennsylvania, Private Activity Revenue Bonds, The PennDOT Major Bridges Package One Project, Series 2022, (AMT)	5.250	06/30/53	3,993,990

See Notes to Financial Statements	91

Portfolio of Investments March 31, 2025 (continued)

High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		PENNSYLVANIA (continued)
$12,885,000	(f)	Pennsylvania Economic Development Financing Authority, Pennsylvania, Private Activity Revenue Bonds, The PennDOT Major Bridges Package One Project, Series 2022 - AGM Insured, (AMT), (UB)	5.000%	12/31/57	$13,069,917
4,900,000	(d)	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Core Natural Resources Inc., Project, Series 2025, (AMT), (Mandatory Put 3/27/35)	5.450	01/01/51	5,015,230
5,000,000	(d)	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Covanta Project, Green Series 2019A, (AMT)	3.250	08/01/39	4,042,712
2,765,000		Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, LaSalle University, Series 2012	5.000	05/01/42	2,060,860
10,000,000	(f)	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson University, Series 2024B-2, (UB)	4.375	11/01/54	9,211,604
15,000,000	(f)	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania Trustees, Series 2025A, (UB)	4.250	02/15/55	14,353,301
5,000,000	(f)	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Social Series 2023-142A, (UB)	5.000	10/01/43	5,148,569
17,335,000	(f)	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Social Series 2023-142A, (UB)	5.000	10/01/50	17,479,421
25,000,000	(f)	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Social Series 2024-144A, (UB)	4.600	10/01/49	24,587,285
6,440,000	(f)	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Social Series 2024-144A, (UB)	4.650	10/01/51	6,338,269
8,475,000	(f)	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2023A, (UB)	5.000	12/01/53	8,809,969
75,000		Philadelphia Authority for Industrial Development Senior Living Facilities, Philadelphia, Pennsylvania, Revenue Bonds, Wesley Enhanced Living Obligated Group, Series 2017A	5.000	07/01/42	72,836
5,195,000		Philadelphia Authority for Industrial Development Senior Living Facilities, Philadelphia, Pennsylvania, Revenue Bonds, Wesley Enhanced Living Obligated Group, Series 2017A	5.000	07/01/49	4,807,345
702,000		Philadelphia Authority for Industrial Development, Pennsylvania, Multifamily Housing Revenue Bonds, Presbyterian Homes Germantown - Morrisville Project, Series 2005A	5.625	07/01/35	716,799
11,855,000	(d)	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Mariana Bracetti Academy Project, Series 2020A	5.375	06/15/50	11,061,433
910,000		Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Richard Allen Preparatory Charter School, Series 2006	6.250	05/01/33	910,237
315,000		Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Southwest Leadership Academy, Series 2017	6.470	11/01/37	287,886
4,785,000		Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Southwest Leadership Academy, Series 2017	6.600	11/01/47	4,111,733
10,000,000	(f)	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2023B - AGM Insured, (UB)	5.500	09/01/53	10,745,930
875,000		Quakertown General Authority Health Facilities Revenue USDA Loan Anticipation Notes and Revenue Bonds for LifeQuest Obligated Group, Pennsylvania, Series 2017C	5.300	07/01/42	782,334
32,385,000	(f)	Southcentral Pennsylvania General Authority, Revenue Bonds, Wellspan Health Obligated Group, Series 2019A, (UB)	4.000	06/01/49	28,156,827
7,200,000	(d)	Southcentral Pennsylvania General Authority, Revenue Bonds, York Academy Regional Charter School Project, Series 2018A	6.000	07/15/38	7,354,233

		TOTAL PENNSYLVANIA			353,069,140

		PUERTO RICO - 7.6%
79,000,000		Children’s Trust Fund, Puerto Rico, Tobacco Settlement Asset- Backed Bonds, Series 2005A	0.000	05/15/50	14,941,104
40,000,000		Children’s Trust Fund, Puerto Rico, Tobacco Settlement Asset- Backed Bonds, Series 2008A	0.000	05/15/57	2,507,660
736,363		PRHTA SR LIEN SER N (2039) CUSTODIAL TR Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N	2.993	12/06/49	379,566

92	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		PUERTO RICO (continued)
$4,900,000	(d)	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Forward Delivery Series 2022A	4.000%	07/01/42	$4,440,321
5,965,000	(d)	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Forward Delivery Series 2022A	4.000	07/01/47	5,231,645
24,780,000	(d)	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2020A	5.000	07/01/47	24,784,530
17,165,000	(d)	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2021A	4.000	07/01/42	15,724,764
21,525,000	(d)	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2021B	4.000	07/01/42	19,341,866
39,855,000	(d)	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2021B	4.000	07/01/47	35,004,220
102,725,000	(e)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Federally Taxable Build America Bonds, Series 2010YY	6.125	07/01/40	41,696,381
1,465,000	(e)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding National Series 2007VV	5.500	01/01/26	598,396
30,000	(e)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding Series 2010DDD	5.000	01/01/26	12,691
4,505,000	(e)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding Series 2010DDD	5.000	01/01/26	1,852,493
2,000	(e)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding Series 2012A	3.957	07/01/42	975
3,000	(e)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding Series 2012A	3.961	07/01/42	1,463
5,845,000	(e)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2003NN	5.500	01/01/26	2,397,612
5,165,000	(e)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007TT	5.000	01/01/26	2,125,061
250,000	(e)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007TT	5.000	01/01/26	107,811
7,260,000	(e)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007TT	5.000	01/01/26	2,981,307
2,040,000	(e)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007TT	5.000	01/01/26	864,927
15,000	(e)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010AAA	5.250	01/01/26	6,764
11,270,000	(e)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010AAA	5.250	01/01/26	4,908,095
630,000	(e)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010AAA	5.250	07/01/27	262,107
8,900,000	(e)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010AAA	5.250	07/01/28	3,741,007
3,000	(e)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010AAA	5.250	07/01/28	1,463
2,735,000	(e)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010AAA	5.250	07/01/29	1,153,008
5,770,000	(e)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010AAA	5.250	07/01/30	2,601,686
4,475,000	(e)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010AAA	5.250	07/01/31	1,843,145
3,000	(e)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010AAA	5.250	07/01/31	1,462
1,510,000	(e)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010CCC	4.250	01/01/26	636,946
185,000	(e)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010CCC	5.000	01/01/26	76,401
280,000	(e)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010CCC	5.000	01/01/26	115,148
4,840,000	(e)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010CCC	5.250	07/01/26	2,077,702
23,345,000	(e)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010CCC	5.250	07/01/27	10,228,465

See Notes to Financial Statements	93

Portfolio of Investments March 31, 2025 (continued)

High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		PUERTO RICO (continued)
$1,000	(e)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010CCC	3.645%	07/01/28	$488
6,200,000	(e)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010CCC	5.250	07/01/28	2,595,609
400,000	(e)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010XX	5.250	07/01/27	171,000
5,525,000	(e)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010XX	5.750	07/01/36	2,470,764
205,000	(e)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010ZZ	5.000	07/01/24	84,288
10,510,000	(e)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010ZZ	5.250	07/01/24	4,267,994
21,705,000	(e)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010ZZ	5.250	07/01/25	8,959,804
60,000	(e)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010ZZ	4.250	01/01/26	26,865
135,000	(e)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010ZZ	5.000	01/01/26	55,494
475,000	(e)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010ZZ	5.000	01/01/26	195,024
125,000	(e)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010ZZ	5.000	01/01/26	51,383
1,150,000	(e)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010ZZ	5.250	01/01/26	475,046
590,000	(e)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010ZZ	5.250	01/01/26	243,477
5,690,000	(e)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010ZZ	5.250	01/01/26	2,531,027
6,535,000	(e)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010ZZ	5.250	01/01/26	2,781,963
250,000	(e)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010ZZ	5.000	07/01/26	105,105
25,760,000	(e)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010ZZ	5.250	07/01/26	10,947,725
255,000	(e)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010ZZ	5.000	07/01/28	107,647
13,080,000	(e)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2013A	5.050	01/01/26	5,427,950
2,840,000	(e)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2013A	4.800	07/01/29	1,191,660
17,685,000	(e)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2013A	5.000	07/01/29	7,778,437
3,000	(e)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2013A	4.102	07/01/36	1,463
1,000,000	(e)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2016D-4-RSA-1	7.500	01/01/26	375,055
14,585,000	(e)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Taxable Series 2010BBB	5.400	07/01/28	5,952,757
1,065,000	(e)	Puerto Rico Electric Power Authority, Revenue Bonds, Series 2007TT	5.000	07/01/24	449,318
910,000	(e)	Puerto Rico Electric Power Authority, Revenue Bonds, Series 2007TT	5.000	07/01/25	384,596
90,000	(e)	Puerto Rico Electric Power Authority, Revenue Bonds, Series 2007TT	5.000	07/01/26	41,498
2,290,000	(e)	Puerto Rico Electric Power Authority, Revenue Bonds, Series 2007TT	5.000	07/01/27	949,877
21,440,000	(e)	Puerto Rico Electric Power Authority, Revenue Bonds, Series 2007TT	5.000	07/01/32	9,122,804
43,235,000	(e)	Puerto Rico Electric Power Authority, Revenue Bonds, Series 2007TT	5.000	07/01/37	18,324,758
105,000	(e)	Puerto Rico Electric Power Authority, Revenue Bonds, Series 2008WW	5.500	01/01/24	42,335

94	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		PUERTO RICO (continued)
$1,865,000	(e)	Puerto Rico Electric Power Authority, Revenue Bonds, Series 2008WW	5.250%	07/01/25	$770,946
2,915,000	(e)	Puerto Rico Electric Power Authority, Revenue Bonds, Series 2008WW	5.375	01/01/26	1,279,764
4,245,000	(e)	Puerto Rico Electric Power Authority, Revenue Bonds, Series 2008WW	5.375	01/01/26	1,830,145
550,000	(e)	Puerto Rico Electric Power Authority, Revenue Bonds, Series 2008WW	5.375	01/01/26	226,752
2,895,000	(e)	Puerto Rico Electric Power Authority, Revenue Bonds, Series 2008WW	5.500	01/01/26	1,172,464
3,735,000	(e)	Puerto Rico Electric Power Authority, Revenue Bonds, Series 2008WW	5.000	07/01/28	1,564,953
16,605,000	(e)	Puerto Rico Electric Power Authority, Revenue Bonds, Series 2008WW	5.250	07/01/33	6,974,951
30,910,000	(e)	Puerto Rico Electric Power Authority, Revenue Bonds, Series 2008WW	5.500	07/01/38	12,724,461
3,420,000	(e)	Puerto Rico Electric Power Authority, Revenue Bonds, Series 2010AAA	5.250	01/01/26	1,413,955
2,800,000	(e)	Puerto Rico Electric Power Authority, Revenue Bonds, Series 2010AAA	5.250	07/01/26	1,233,104
3,225,000	(e)	Puerto Rico Electric Power Authority, Revenue Bonds, Series 2010CCC	5.000	07/01/24	1,327,560
2,000,000	(e)	Puerto Rico Electric Power Authority, Revenue Bonds, Series 2010CCC	4.625	07/01/25	835,638
890,000	(e)	Puerto Rico Electric Power Authority, Revenue Bonds, Series 2010CCC	5.000	07/01/25	380,028
30,000	(e)	Puerto Rico Electric Power Authority, Revenue Bonds, Series 2010CCC	4.750	07/01/26	12,505
365,000	(e)	Puerto Rico Electric Power Authority, Revenue Bonds, Series 2010CCC	5.000	07/01/27	154,661
2,220,000	(e)	Puerto Rico Electric Power Authority, Revenue Bonds, Series 2010CCC	5.000	07/01/28	991,710
1,960,000	(e)	Puerto Rico Electric Power Authority, Revenue Bonds, Series 2010XX	4.625	07/01/25	817,547
215,000	(e)	Puerto Rico Electric Power Authority, Revenue Bonds, Series 2010XX	4.750	07/01/26	90,036
3,060,000	(e)	Puerto Rico Electric Power Authority, Revenue Bonds, Series 2010XX	5.250	07/01/26	1,345,191
405,000	(e)	Puerto Rico Electric Power Authority, Revenue Bonds, Series 2010XX	4.875	07/01/27	170,947
6,460,000	(e)	Puerto Rico Electric Power Authority, Revenue Bonds, Series 2010XX	5.250	07/01/35	2,691,509
83,005,000	(e)	Puerto Rico Electric Power Authority, Revenue Bonds, Series 2010XX	5.250	07/01/40	35,161,413
1,620,000	(e)	Puerto Rico Electric Power Authority, Revenue Bonds, Series 2010ZZ	5.250	01/01/26	659,271
235,000	(e)	Puerto Rico Electric Power Authority, Revenue Bonds, Series 2013A	7.250	07/01/30	105,096
9,220,000	(e)	Puerto Rico Electric Power Authority, Revenue Bonds, Series 2013A	7.000	07/01/33	3,632,329
18,645,000	(e)	Puerto Rico Electric Power Authority, Revenue Bonds, Series 2013A	6.750	07/01/36	7,592,649
5,820,000	(e)	Puerto Rico Electric Power Authority, Revenue Bonds, Series 2013A	7.000	07/01/40	2,329,657
53,395,000	(e)	Puerto Rico Electric Power Authority, Revenue Bonds, Series 2013A	5.000	07/01/42	22,365,469
19,715,000	(e)	Puerto Rico Electric Power Authority, Revenue Bonds, Series 2013A	7.000	07/01/43	7,957,604
5,400,000	(e)	Puerto Rico Electric Power Authority, Revenue Bonds, Taxable Series 2010EEE	5.950	07/01/30	2,223,606
75,300,000	(e)	Puerto Rico Electric Power Authority, Revenue Bonds, Taxable Series 2010EEE	6.050	07/01/32	30,415,888

See Notes to Financial Statements	95

Portfolio of Investments March 31, 2025 (continued)

High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		PUERTO RICO (continued)
$34,730,000	(e)	Puerto Rico Electric Power Authority, Revenue Bonds, Taxable Series 2010EEE	6.250%	07/01/40	$13,910,338
2,592,109		Puerto Rico Highway and Transportation Authority Highway Revenue Bonds Series 2022	5.250	07/01/38	2,592,746
266,212,091		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	0.000	07/01/46	87,340,008
241,918,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	0.000	07/01/51	58,739,166
115,002,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	5.000	07/01/58	113,430,417
50,220,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured Cofina Project Series 2018B-1	0.000	07/01/51	12,215,412
3,500,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2	4.329	07/01/40	3,414,107
4,353,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2	4.536	07/01/53	4,082,655
47,566,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2	4.784	07/01/58	45,349,401
19,155,751		Puerto Rico, General Obligation Bonds, Clawback Highway Transportation Authority Claims Taxable Series 2022	0.000	11/01/51	11,924,455
734		Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1	5.375	07/01/25	737
2,808,828		Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1	5.750	07/01/31	3,088,172
37,000,228		Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1	0.000	07/01/33	25,398,107
21,416,000		Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1	4.000	07/01/37	20,265,515
18,421,000		Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1	4.000	07/01/41	16,866,721
93,721,195		Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1	4.000	07/01/46	81,823,880
183,973,960		Puerto Rico, General Obligation Bonds, Vintage CW NT Claims Taxable Series 2022	0.000	11/01/43	115,443,660
13,162,765		Puerto Rico, General Obligation Bonds, Vintage CW NT Claims Taxable Series 2022	1.000	11/01/51	7,084,858
7,050,000		University of Puerto Rico, University System Revenue Bonds, Refunding Series 2006P	5.000	06/01/25	7,045,604
2,105,000		University of Puerto Rico, University System Revenue Bonds, Refunding Series 2006P	5.000	06/01/26	2,093,747
8,875,000		University of Puerto Rico, University System Revenue Bonds, Refunding Series 2006P	5.000	06/01/30	8,601,173
1,355,000		University of Puerto Rico, University System Revenue Bonds, Series 2006Q	5.000	06/01/25	1,354,155
3,345,000		University of Puerto Rico, University System Revenue Bonds, Series 2006Q	5.000	06/01/26	3,327,118
7,203,000		University of Puerto Rico, University System Revenue Bonds, Series 2006Q	5.000	06/01/30	6,980,761
4,882,000		University of Puerto Rico, University System Revenue Bonds, Series 2006Q	5.000	06/01/36	4,653,345

		TOTAL PUERTO RICO			1,096,239,470

		RHODE ISLAND - 0.2%
178,805,000		Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2007A	0.000	06/01/52	30,869,610

		TOTAL RHODE ISLAND			30,869,610

		SOUTH CAROLINA - 1.2%
320,000	(d)	Hardeeville, South Carolina, Special Assessment Revenue Bonds, East Argent Improvement District, Series 2021	3.875	05/01/41	233,974
280,000	(d)	Hardeeville, South Carolina, Special Assessment Revenue Bonds, East Argent Improvement District, Series 2021	4.000	05/01/52	183,774
2,735,000	(d)	Lancaster County, South Carolina, Assessment Revenue Bonds, Walnut Creek Improvement District, Series 2016A-2	5.750	12/01/46	2,454,782

96	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SOUTH CAROLINA (continued)
$8,075,000		Lancaster County, South Carolina, Special Assessment Bonds, Edgewater II Improvement District, Capital Appreciation Series 2007-A&B	0.000%	11/01/39	$2,007,233
25,720,000		Lancaster County, South Carolina, Special Assessment Bonds, Edgewater II Improvement District, Capital Appreciation Series 2007-A&B	0.000	11/01/39	7,586,042
19,375,000	(f)	Patriots Energy Group Financing Agency, South Carolina, Gas Supply Revenue Bonds, Series 2023B-1, (Mandatory Put 3/01/31), (UB)	5.250	02/01/54	20,729,530
1,870,000	(d)	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Midland Valley Preparatory School Project, Series 2014	7.750	11/15/45	1,940,795
4,000,000	(d)	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Palmetto Scholars Academy Project, Series 2015A	5.250	08/15/46	3,728,370
20,980,000		South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Patriots Place Apartments Project, Series 2022A-1	5.750	06/01/52	15,371,880
1,000,000		South Carolina Jobs-Economic Development Authority, Educational Facilities Revenue Bonds, Columbia College, Refunding Series 2020A	5.750	10/01/45	943,483
5,870,000	(d)	South Carolina Jobs-Economic Development Authority, Educational Facilities Revenue Bonds, High Point Academy Project, Series 2018A	5.750	06/15/49	5,354,183
5,775,000	(d)	South Carolina Jobs-Economic Development Authority, Educational Facilities Revenue Bonds, Horse Creek Academy Project, Series 2021A	5.000	11/15/55	5,188,346
1,905,000		South Carolina Jobs-Economic Development Authority, Educational Facilities Revenue Bonds, Riverwalk Academy Project Series 2023A	7.125	06/15/53	1,965,453
1,830,000	(d)	South Carolina Jobs-Economic Development Authority, Educational Facilities Revenue Bonds, Virtus Academy Project, Series 2021A	5.000	06/15/51	1,479,647
905,000	(d)	South Carolina Jobs-Economic Development Authority, Educational Facilities Revenue Bonds, Virtus Academy Project, Series 2021A	5.000	06/15/56	715,912
1,585,000	(d)	South Carolina Jobs-Economic Development Authority, Educational Facilities Revenue Bonds, Virtus Academy Project, Series 2023A	7.000	06/15/53	1,620,243
1,020,000	(d)	South Carolina Jobs-Economic Development Authority, Educational Facilities Revenue Bonds, Virtus Academy Project, Series 2023A	7.125	06/15/58	1,046,500
750,000		South Carolina Jobs-Economic Development Authority, Health Facilities Revenue Bonds, Lutheran Homes of South Carolina Inc., Series 2013	5.000	05/01/43	640,704
1,255,000		South Carolina Jobs-Economic Development Authority, Health Facilities Revenue Bonds, Lutheran Homes of South Carolina Inc., Series 2013	5.125	05/01/48	1,060,624
1,500,000		South Carolina Jobs-Economic Development Authority, Healthcare Revenue Bonds, Beaufort Memorial Hospital & South of Broad Healthcare Project, Series 2024	5.750	11/15/54	1,563,398
10,000,000	(f)	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, AnMed Health Project, Series 2023, (UB)	5.250	02/01/53	10,489,532
15,525,000	(f)	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2016B, (UB)	5.000	12/01/56	15,574,348
16,000,000	(f)	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2022A, (UB)	4.000	12/01/47	14,561,224
13,020,000	(f)	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2022A - BAM Insured, (UB)	4.000	12/01/52	11,690,685
23,265,000	(f)	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2022B - BAM Insured, (UB)	4.000	12/01/55	20,669,524
20,000,000	(f)	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2024B - AGM Insured, (UB)	0.000	12/01/54	20,671,634

See Notes to Financial Statements	97

Portfolio of Investments March 31, 2025 (continued)

High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SOUTH CAROLINA (continued)
$7,055,000		Walnut Creek Improvement District, Lancaster County, South Carolina, Assessment Revenue Bonds, Series 2016A-2	5.750%	12/01/42	$6,571,858
2,775,000		Walnut Creek Improvement District, Lancaster County, South Carolina, Assessment Revenue Bonds, Series 2016A-3	5.330	12/01/41	2,589,057

		TOTAL SOUTH CAROLINA			178,632,735

		SOUTH DAKOTA - 0.1%
6,400,000	(d)	Lower Brule Sioux Tribe, South Dakota, Tribal Purpose Refunding Bonds, Series 2014C	6.000	03/01/32	5,169,127
5,630,000		South Dakota Health and Educational Facilities Authority, Revenue Bonds, Monument Health, Inc., Series 2020A	4.000	09/01/50	5,226,146

		TOTAL SOUTH DAKOTA			10,395,273

		TENNESSEE - 1.6%
815,000	(d)	Bristol Industrial Development Board, Tennessee, State Sales Tax Revenue Bonds, Pinnacle Project, Capital Appreciation Series 2016B	0.000	12/01/25	789,416
845,000	(d)	Bristol Industrial Development Board, Tennessee, State Sales Tax Revenue Bonds, Pinnacle Project, Capital Appreciation Series 2016B	0.000	12/01/26	778,385
1,665,000	(d)	Bristol Industrial Development Board, Tennessee, State Sales Tax Revenue Bonds, Pinnacle Project, Capital Appreciation Series 2016B	0.000	12/01/31	1,160,224
5,550,000	(d)	Bristol Industrial Development Board, Tennessee, State Sales Tax Revenue Bonds, Pinnacle Project, Series 2016A	5.000	12/01/35	5,345,220
2,550,000	(d)	Bristol Industrial Development Board, Tennessee, State Sales Tax Revenue Bonds, Pinnacle Project, Series 2016A	5.125	12/01/42	2,423,259
50,500,000	(f)	Greeneville Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds, Ballad Health, Series 2018A, (UB)	4.000	07/01/40	47,343,210
2,000,000	(f)	Knox County Health, Educational, and Housing Facilities Board, Revenue Bonds, Provident Group - UTK Properties LLC - University of Tennessee Project, Student Housing Series 2024A-1 - BAM Insured, (UB)	5.500	07/01/59	2,101,921
4,000,000	(f)	Knox County Health, Educational, and Housing Facilities Board, Revenue Bonds, Provident Group - UTK Properties LLC - University of Tennessee Project, Student Housing Series 2024A-1 - BAM Insured, (UB)	5.000	07/01/64	4,019,802
4,485,000	(e)	Memphis Health, Educational and Housing Facilities Board, Tennessee, Multifamily Housing Revenue Bonds, Serenity Towers Apartments, Series 2014A	5.875	03/01/44	2,287,350
4,405,000	(e)	Memphis/Shelby County Economic Development Growth Engine Industrial Development Board, Tennessee, Tax Increment Revenue Bonds, Graceland Project, Senior Series 2017A	5.500	07/01/37	3,270,904
5,150,000	(e)	Memphis/Shelby County Economic Development Growth Engine Industrial Development Board, Tennessee, Tax Increment Revenue Bonds, Graceland Project, Senior Series 2017A	5.625	01/01/46	3,434,113
13,075,000	(f)	Metropolitan Government of Nashville and Davidson County Sports Authority, Tennessee, Revenue Bonds, Stadium Project, Subordinate Senior Series 2023A - AGM Insured, (UB)	5.250	07/01/48	13,934,136
8,565,000	(f)	Metropolitan Government of Nashville and Davidson County Sports Authority, Tennessee, Revenue Bonds, Stadium Project, Subordinate Senior Series 2023A - AGM Insured, (UB)	5.250	07/01/53	9,029,435
11,300,000	(f)	Metropolitan Government of Nashville and Davidson County Sports Authority, Tennessee, Revenue Bonds, Stadium Project, Subordinate Senior Series 2023A - AGM Insured, (UB)	5.250	07/01/56	11,868,956
8,250,000	(f)	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Belmont University, Series 2023, (UB)	5.250	05/01/53	8,617,459
5,000,000		Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Lipscomb University, Refunding & Improvement Series 2016A	5.000	10/01/45	5,002,903
3,975,000	(d)	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Rocketship Education Project, Series 2017E	5.250	06/01/47	3,832,144

98	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TENNESSEE (continued)
$3,250,000	(d)	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Rocketship Education Project, Series 2017E	5.375%	06/01/52	$3,125,555
8,415,000	(f)	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2016A, (UB)	5.000	07/01/46	8,412,763
8,500,000	(f)	Metropolitan Nashville Airport Authority, Tennessee, Airport Improvement Revenue Bonds, Series 2022B, (AMT), (UB)	5.250	07/01/47	8,757,717
4,000,000	(f)	Metropolitan Nashville Airport Authority, Tennessee, Airport Improvement Revenue Bonds, Series 2022B, (AMT), (UB)	5.000	07/01/52	4,033,663
8,625,000		Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue Bonds, Subordinate Series 2019B, (AMT)	5.000	07/01/54	8,645,796
1,450,000	(d)	Shelby County Health, Educational and Housing Facility Board, Tennessee, Fixed Rate Revenue Bonds, Trezevant Manor, Refunding Series 2013A	5.375	09/01/41	1,274,788
1,710,000	(d)	Shelby County Health, Educational, Housing, and Facility Board, Tennessee, Student Housing Revenue Bonds, Madrone Memphis Student Housing, I LLC - University of Memphis Project Series 2024A-1	5.250	06/01/56	1,708,535
5,000,000		Tennessee Housing Development Agency, Residential Finance Program Bonds, Social Series 2023-3A	5.350	07/01/48	5,063,689
1,500,000	(f)	Tennessee Housing Development Agency, Residential Finance Program Bonds, Social Series 2024-1A, (UB)	4.700	07/01/49	1,486,793
1,155,000	(f)	Tennessee Housing Development Agency, Residential Finance Program Bonds, Social Series 2024-1A, (UB)	4.800	07/01/54	1,156,734
7,400,000	(f)	Tennessee Housing Development Agency, Residential Finance Program Bonds, Tender Option Bond Trust Series 2023-XL0448, (UB)	4.550	07/01/48	7,191,638
4,000,000	(f)	Tennessee Housing Development Agency, Residential Finance Program Bonds, Tender Option Bond Trust Series 2023-XL0448, (UB)	4.700	07/01/53	3,948,323
43,500,000		The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B	5.625	09/01/26	44,662,585
11,415,000	(d),(e)	Wilson County Health and Educational Facilities Board, Tennessee, Senior Living Revenue Bonds, Rutland Place Inc. Project, Series 2015A	4.400	01/01/46	9,702,750

		TOTAL TENNESSEE			234,410,166

		TEXAS - 9.7%
7,750,000	(f)	Allen Independent School District, Collin County, Texas, General Obligation Bonds, School Building Series 2025, (UB)	4.375	02/15/50	7,561,095
4,000,000	(d)	Anna, Texas, Special Assessment Revenue Bonds, Hurricane Creek Public Improvement District Area 1 Project, Series 2019	6.500	09/01/48	4,101,750
1,500,000	(d)	Anna, Texas, Special Assessment Revenue Bonds, Hurricane Creek Public Improvement District Area 2 Project, Series 2022	6.000	09/01/52	1,509,254
3,000,000	(d)	Anna, Texas, Special Assessment Revenue Bonds, Hurricane Creek Public Improvement District Major Improvement Area Project, Series 2019	6.750	09/01/48	3,089,871
1,000,000	(d)	Anna, Texas, Special Assessment Revenue Bonds, Meadow Vista Public Improvement District Area 1 Project, Series 2024	5.750	09/15/54	972,329
200,000	(d)	Anna, Texas, Special Assessment Revenue Bonds, Sherley Tract Public Improvement District 2 Major Improvement Area Project, Series 2021	4.500	09/15/31	189,732
525,000	(d)	Anna, Texas, Special Assessment Revenue Bonds, Sherley Tract Public Improvement District 2 Major Improvement Area Project, Series 2021	5.000	09/15/51	488,636
1,191,000	(d)	Anna, Texas, Special Assessment Revenue Bonds, The Woods and Lindsey Place Public Improvement District Area 1 Project, Series 2023	5.875	09/15/53	1,218,939
2,250,000		Anson Education Facilities Corporation, Texas, Education Revenue Bonds, Arlington Classics Academy, Series 2016A	5.000	08/15/45	2,177,440
750,000		Argyle, Texas, Special Assessment Revenue Bonds, Highlands of Argyle Public Improvement District 1 Project, Series 2017	5.000	09/01/37	750,740

See Notes to Financial Statements	99

Portfolio of Investments March 31, 2025 (continued)

High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TEXAS (continued)
$2,100,000	(d)	Argyle, Texas, Special Assessment Revenue Bonds, Waterbrook of Argyle Public Improvement District Project, Series 2018	5.125%	09/01/38	$2,100,267
3,905,000	(d)	Argyle, Texas, Special Assessment Revenue Bonds, Waterbrook of Argyle Public Improvement District Project, Series 2018	5.250	09/01/47	3,865,497
5,800,000	(d)	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Magellan International School, Series 2022	6.375	06/01/62	5,943,188
1,000,000	(d)	ate, Rockwall County, Texas, Special Assessment Revenue Bonds, Williamsburg Public Improvement District 1 Phase 3B, Series 2023	5.125	08/15/43	963,000
1,000,000	(d)	ate, Rockwall County, Texas, Special Assessment Revenue Bonds, Williamsburg Public Improvement District 1 Phase 3B, Series 2023	5.375	08/15/53	976,810
1,750,000	(d)	Aubrey Public Improvement District 1, Denton County, Texas, Special Assessment Revenue Bonds, Series 2023	6.000	09/01/53	1,761,162
1,500,000	(d)	Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Duck Point Public Improvement District, Series 2025	5.625	12/31/55	1,446,751
1,000,000	(d)	Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Jackson Ridge Public Improvement District Phase 3B Project, Series 2022	6.000	09/01/45	1,044,370
3,800,000	(d)	Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Winn Ridge South Public Improvement District Project, Series 2017	6.200	09/01/47	3,875,770
8,415,000	(f)	Austin Community College District, Texas, General Obligation Bonds, Limited Tax Series 2023, (UB)	5.250	08/01/53	8,894,753
5,000,000		Austin, Texas, Airport System Revenue Bonds, Series 2022, (AMT)	5.250	11/15/47	5,154,967
20,000,000	(f)	Austin, Texas, Electric Utility System Revenue Bonds, Refunding & Improvement Series 2023, (UB)	5.250	11/15/53	21,189,210
3,825,000		Austin, Travis, Williamson and Hays Counties, Texas, Special Assessment Revenue Bonds, Estancia Hill Country Public Improvement District, Series 2013	6.000	11/01/28	3,826,984
1,500,000	(d)	Austin, Travis, Williamson and Hays Counties, Texas, Special Assessment Revenue Bonds, Whisper Valley Public Improvement District Improvement Area 2, Series 2022	5.500	11/01/51	1,512,680
1,200,000	(d),(i)	Bastrop, Texas, Special Assessment Revenue Bonds, Valverde Public Improvement District Improvement Area 1, Series 2025	5.625	09/01/55	1,202,282
3,000,000	(d)	Bee Cave, Travis County, Texas, Special Assessment Revenue Bonds, Backyard Public Improvement District Project, Series 2021	5.250	09/01/51	2,828,765
12,175,000	(f)	Bexar County Hospital District, Texas, Certificates of Obligation, Series 2022, (UB)	4.250	02/15/52	11,310,563
24,500,000	(f)	Bexar County Hospital District, Texas, Certificates of Obligation, Series 2023, (UB)	4.250	02/15/53	22,859,519
5,870,000		Bonham Independent School District, Fannin County, Texas, General Obligation Bonds, School Building Series 2023	4.000	02/15/49	5,494,616
1,410,000	(d)	Boyd Public Improvement District 1, Texas, Special Assessment Revenue Bonds, Improvement Area 1 Project Series 2024	5.500	09/15/53	1,410,061
2,250,000	(d)	Buda, Texas, Special Assessment Revenue Bonds, Persimmon Public improvement District Improvement Area 1 Project, Series 2025	6.000	09/01/55	2,190,070
3,750,000	(d)	Buda, Texas, Special Assessment Revenue Bonds, Persimmon Public improvement District Major Improvement Area Project, Series 2025	6.750	09/01/55	3,657,552
1,635,000	(d)	Celina, Texas, Special Assessment Revenue Bonds, Cambridge Crossing Public Improvement District Phase 1 Project, Series 2018	5.125	09/01/38	1,635,208
4,135,000	(d)	Celina, Texas, Special Assessment Revenue Bonds, Cambridge Crossing Public Improvement District Phase 1 Project, Series 2018	5.250	09/01/47	4,103,862
4,230,000	(d)	Celina, Texas, Special Assessment Revenue Bonds, Cambridge Crossing Public Improvement District Phases 2-7 Major Improvement Project, Series 2018	5.500	09/01/38	4,279,673
7,480,000	(d)	Celina, Texas, Special Assessment Revenue Bonds, Cambridge Crossing Public Improvement District Phases 2-7 Major Improvement Project, Series 2018	5.625	09/01/48	7,541,538

100	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TEXAS (continued)
$1,000,000	(d)	Celina, Texas, Special Assessment Revenue Bonds, Chalk Hill Public Improvement District 2 Phase 2 & 3 Direct Improvement Project, Series 2023	6.000%	09/01/53	$1,000,565
5,520,000	(d)	Celina, Texas, Special Assessment Revenue Bonds, Columns Public Improvement District Project, Series 2018	6.250	09/01/48	5,620,144
5,000,000	(d)	Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy Public Improvement District Phase 2 Project, Series 2018	5.625	09/01/48	4,972,921
2,500,000	(d)	Celina, Texas, Special Assessment Revenue Bonds, Cross Creek Meadows Public Improvement District, Improvement Area 1 District Series 2023	5.500	09/01/53	2,420,316
350,000	(d)	Celina, Texas, Special Assessment Revenue Bonds, Edgewood Creek Public Improvement District Phase 2-3 Major Improvement Project, Series 2021	5.250	09/01/41	351,005
640,000	(d)	Celina, Texas, Special Assessment Revenue Bonds, Edgewood Creek Public Improvement District Phase 2-3 Major Improvement Project, Series 2021	5.500	09/01/50	625,954
995,000		Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public Improvement District Phase 1 Project, Series 2016	5.250	09/01/46	972,479
325,000	(d)	Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public Improvement District Phase 1B, Series 2018	5.375	09/01/38	327,760
408,000	(d)	Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public Improvement District Phase 1B, Series 2018	5.500	09/01/46	410,251
1,111,000		Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public Improvement District Project, Series 2018	5.625	09/01/38	1,129,044
1,250,000	(d)	Celina, Texas, Special Assessment Revenue Bonds, Mosaic Public Improvement District Improvement Area 2 Project Series 2024	5.500	09/01/54	1,207,626
1,825,000	(d)	Celina, Texas, Special Assessment Revenue Bonds, Mosaic Public Improvement District Phase 1 Project, Series 2023	5.500	09/01/53	1,766,831
500,000	(d)	Celina, Texas, Special Assessment Revenue Bonds, Mosaic Public Improvement District Phase 1B Project, Series 2024	5.375	09/01/53	475,345
1,000,000		Celina, Texas, Special Assessment Revenue Bonds, North Sky Public Improvement District Improvement Area 1 Project, Series 2023	5.375	09/01/43	998,419
1,200,000		Celina, Texas, Special Assessment Revenue Bonds, North Sky Public Improvement District Improvement Area 1 Project, Series 2023	5.625	09/01/52	1,185,051
550,000		Celina, Texas, Special Assessment Revenue Bonds, North Sky Public Improvement District Improvement Area 1B Project, Series 2024	5.250	09/01/52	514,761
3,115,000		Celina, Texas, Special Assessment Revenue Bonds, Ownsby Farms Public Improvement District Phase 1 Project, Series 2017	6.125	09/01/46	3,159,749
1,245,000		Celina, Texas, Special Assessment Revenue Bonds, Ownsby Farms Public Improvement District Phase 2 Major Improvement Project, Series 2017	6.125	09/01/46	1,255,887
1,100,000	(d)	Celina, Texas, Special Assessment Revenue Bonds, Parvin Public Improvement District Project, Series 2023	6.750	09/01/53	1,102,144
1,000,000	(d),(i)	Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields East Public Improvement District Phase 2 Project, Series 2025	5.625	09/01/55	981,359
3,500,000	(d)	Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public Improvement District Neighborhood Improvement Area 5 Project, Series 2022	4.000	09/01/51	2,728,726
2,000,000	(d)	Celina, Texas, Special Assessment Revenue Bonds, Ten Mile Creek Public Improvement District Major Improvement Area Project, Series 2023	5.750	09/01/52	2,004,500
1,765,000	(d)	Celina, Texas, Special Assessment Revenue Bonds, The Parks at Wilson Creek Public Improvement District Initial Major Improvement Project, Series 2021	4.250	09/01/41	1,549,997
1,140,000	(d)	Celina, Texas, Special Assessment Revenue Bonds, Wells North Public Improvement District Neighborhood Improvement Area 1 Project, Series 2016	5.000	09/01/36	1,140,918
1,645,000	(d)	Celina, Texas, Special Assessment Revenue Bonds, Wells North Public Improvement District Neighborhood Improvement Area 1 Project, Series 2016	5.250	09/01/46	1,607,767

See Notes to Financial Statements	101

Portfolio of Investments March 31, 2025 (continued)

High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TEXAS (continued)
$500,000	(d)	Celina, Texas, Special Assessment Revenue Bonds, Wells South Public Improvement District Neighborhood Improvement Area 5 Project, Series 2022	5.500%	09/01/42	$505,548
1,500,000	(d)	Celina, Texas, Special Assessment Revenue Bonds, Wells South Public Improvement District Neighborhood Improvement Area 6-7 Project, Series 2024	5.750	09/01/54	1,500,846
9,295,000	(f)	Chamber County, Texas, Combination Tax and Revenue Certificates of Obligation, Series 2023, (UB)	4.000	03/01/53	8,379,114
14,850,000	(f)	Chapel Hill Independent School District, Smith County, Texas, General Obligation Bonds, School Building Series 2023, (UB)	4.000	02/15/53	13,517,850
3,000,000	(d)	City of Midlothian, Texas, Westside Preserve Public Improvement District Improvement Area #1 Project Special Assessment Revenue Bonds Series 2022	5.375	09/15/52	2,915,805
1,500,000	(d)	City Of Midlothian, Texas, Westside Preserve Public Improvement Major Improvement Area Project Special Assessment Revenue Bonds Series 2022	6.125	09/15/52	1,506,113
1,835,000		City of Shenandoah, Montgomery County, Texas, Special Assessment Revenue Bonds, Metropark Public Improvement District, Series 2018	5.600	09/01/38	1,856,505
2,940,000		City of Shenandoah, Montgomery County, Texas, Special Assessment Revenue Bonds, Metropark Public Improvement District, Series 2018	5.700	09/01/47	2,960,888
1,335,000		Club Municipal Management District 1, Texas, Special Assessment Revenue Bonds, Improvement Area 1 Project, Series 2016	6.250	09/01/35	1,354,518
3,115,000		Club Municipal Management District 1, Texas, Special Assessment Revenue Bonds, Improvement Area 1 Project, Series 2016	6.500	09/01/46	3,159,578
1,500,000	(d)	Club Municipal Management District 1, Texas, Special Assessment Revenue Bonds, Improvement Area 3 Project, Series 2024	5.375	09/01/55	1,456,190
1,300,000		Comal County, Texas, Special Assessment Revenue Bonds, Crossings Public Improvement District, Series 2017	5.000	09/01/46	1,242,399
1,640,000		Conroe Local Government Corporation, Texas, Hotel Revenue Bonds, Conroe Convention Center Hotel, First-Lien Series 2021A	4.000	10/01/50	1,266,447
1,000,000	(d)	Corpus Christi, Nueces, Aransas, San Patricio, ad Kleberg Counties, Texas, Special Assessment Revenue Bonds, Whitecap Public Improvement District 1 Improvement Area 1 Project Series 2024	6.500	09/15/54	989,605
8,000,000	(f)	Corpus Christi, Texas, Utility System Revenue Bonds, Refunding & Improvement Senior Lien Series 2024, (UB)	4.250	07/15/54	7,375,531
12,620,000	(f)	Corpus Christi, Texas, Utility System Revenue Bonds, Senior Lien Improvement Refunding Series 2023, (UB)	4.125	07/15/53	11,650,691
750,000	(d)	Crandall, Kaufman County, Texas, Special Assessment Revenue Bonds, Cartwright Ranch Public Improvement District Major Improvement Area Project, Series 2021	5.000	09/15/41	713,629
1,000,000	(d)	Crandall, Kaufman County, Texas, Special Assessment Revenue Bonds, Cartwright Ranch Public Improvement District Major Improvement Area Project, Series 2021	5.250	09/15/51	958,653
4,165,000	(d)	Crandall, Kaufman County, Texas, Special Assessment Revenue Bonds, River Ridge Public Improvement District Improvement Area 1 Project, Series 2022	6.125	09/15/52	4,292,651
1,000,000	(d)	Crandall, Kaufman County, Texas, Special Assessment Revenue Bonds, River Ridge Public Improvement District Single Family Residential, Major Improvement Area Project, Series 2022	6.750	09/15/52	1,044,172
6,000,000	(f)	Crowley Independent School District, Tarrant and Johnson Counties, Texas, General Obligation Bonds, School Building Series 2023, (UB)	4.250	02/01/53	5,669,951
10,215,000		Crowley Independent School District, Tarrant and Johnson Counties, Texas, General Obligation Bonds, School Building Series 2023	5.250	02/01/53	10,777,148
10,000,000	(f)	Crowley Independent School District, Tarrant and Johnson Counties, Texas, General Obligation Bonds, School Building Series 2023, (UB)	5.250	02/01/53	10,550,316

102	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TEXAS (continued)
$10,910,000	(f)	Crowley Independent School District, Tarrant and Johnson Counties, Texas, General Obligation Bonds, School Building Series 2024, (UB)	4.250%	02/01/54	$10,280,566
1,500,000	(d)	Decatur, Texas, Special Assessment Revenue Bonds, Paloma Trails Public Improvement District Improvement Area 1 Project, Series 2025	5.750	09/15/55	1,471,397
1,500,000	(d)	Denton County, Texas, Special Assessment Revenue Bonds, Green Meadows Public Improvement District Major Improvement Area Project, Series 2025	5.875	12/31/45	1,471,827
3,575,000	(d)	Denton County, Texas, Special Assessment Revenue Bonds, Green Meadows Public Improvement District Major Improvement Area Project, Series 2025	6.125	12/31/55	3,497,081
1,020,000	(d)	Denton County, Texas, Special Assessment Revenue Bonds, Green Meadows Public Improvement District, Improvement Area 1 Project, Series 2025	5.375	12/31/45	1,000,045
1,900,000	(d)	Denton County, Texas, Special Assessment Revenue Bonds, Green Meadows Public Improvement District, Improvement Area 1 Project, Series 2025	5.625	12/31/55	1,875,147
3,250,000	(d)	Denton County, Texas, Special Assessment Revenue Bonds, Tabor Ranch Public Improvement District Improvement Area 1 Project, Senior Lien Series 2024A	5.625	12/31/54	3,168,263
2,180,000	(d)	Denton County, Texas, Special Assessment Revenue Bonds, Tabor Ranch Public Improvement District Major Improvement Area Project, Series 2024	6.250	12/31/54	2,096,545
5,000,000		Denton Independent School District, Denton County, Texas, General Obligation Bonds, School Building Series 2023	5.000	08/15/53	5,194,625
1,600,000	(d)	Dorchester, Texas, Special Assessment Revenue Bonds, Cottonwood Public Improvement District Improvement Area 1 Project Series 2024	6.250	09/15/54	1,515,735
4,350,000		East Fort Bend County Development Authority, Texas, Contract Revenue Bonds, Water Sewer and Drain Facilities, Series 2022	5.000	09/01/43	4,024,850
1,000,000		Edinburg Economic Development Corporation, Texas, Sales Tax Revenue Bonds, Series 2021A	3.375	08/15/46	680,741
3,985,000	(d)	Fate City, Rockwall County, Texas, Special Assessment Revenue Bonds, Williamsburg East Public Improvement District Improvement Area 2 Project, Series 2022	6.000	08/15/52	4,033,238
2,715,000		Friendswood, Harris and Galveston Counties, Texas, Special Assessment Revenue Bonds, City Center Public Improvement District, Initial Major Improvements Project Series 2024	7.000	09/15/54	2,652,075
6,060,000	(f)	Greater Texoma Utility Authority, Texas, Contract Revenue Bonds, City of Sherman Project Series 2023A - BAM Insured, (UB)	4.375	10/01/53	5,757,790
13,000,000	(f)	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Health System, Series 2022A, (UB)	4.125	07/01/52	11,819,336
10,000,000	(f)	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Health System, Series 2022A, (UB)	5.000	07/01/52	10,230,898
7,400,000	(f)	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Houston Methodist Hospital System, Series 2015, (UB)	4.000	12/01/45	6,823,803
5,405,000	(f)	Harris County, Texas, General Obligation Bonds, Refunding Road Series 2023A, (UB)	4.250	09/15/48	5,231,037
10,950,000	(f)	Harris County, Texas, Toll Road Revenue Bonds, Refunding First Lien Series 2021A, (UB)	4.000	08/15/50	9,825,634
600,000		Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital Appreciation Refunding Senior Lien Series 2014A - AGM Insured	0.000	11/15/53	138,330
520,000	(h)	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H, (ETM)	0.000	11/15/26	493,405
355,000	(h)	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H, (ETM)	0.000	11/15/27	325,562
480,000	(h)	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H - NPFG Insured, (ETM)	0.000	11/15/28	424,995

See Notes to Financial Statements	103

Portfolio of Investments March 31, 2025 (continued)

High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TEXAS (continued)
$125,000	(h)	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H - NPFG Insured, (ETM)	0.000%	11/15/29	$106,665
1,910,000		Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H - NPFG Insured	0.000	11/15/32	1,364,033
2,075,000		Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H - NPFG Insured	0.000	11/15/34	1,293,196
35,000		Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H	0.000	11/15/35	20,388
3,390,000		Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H - NPFG Insured	0.000	11/15/36	1,844,294
770,000	(h)	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H, (Pre-refunded 11/15/31) - NPFG Insured	0.000	11/15/36	447,589
1,045,000		Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H - NPFG Insured	0.000	11/15/37	530,766
480,000	(h)	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H, (Pre-refunded 11/15/31) - NPFG Insured	0.000	11/15/37	262,210
1,620,000		Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H - NPFG Insured	0.000	11/15/38	768,550
310,000	(h)	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H, (Pre-refunded 11/15/31) - NPFG Insured	0.000	11/15/38	159,113
790,000		Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H - NPFG Insured	0.000	11/15/39	349,485
340,000	(h)	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H, (Pre-refunded 11/15/31) - NPFG Insured	0.000	11/15/39	163,935
2,180,000		Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H - NPFG Insured	0.000	11/15/40	902,074
3,120,000	(h)	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H, (Pre-refunded 11/15/31) - NPFG Insured	0.000	11/15/40	1,412,914
14,010,000	(h)	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H, (Pre-refunded 11/15/31) - NPFG Insured	0.000	11/15/41	5,957,744
2,940,000		Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H - NPFG Insured	0.000	11/15/41	1,133,675
1,840,000		Harris County-Houston Sports Authority, Texas, Revenue Bonds, Senior Lien Series 2001G - NPFG Insured	0.000	11/15/41	723,401
1,180,000		Harris County-Houston Sports Authority, Texas, Special Revenue Bonds, Refunding Senior Lien Series 2001A - NPFG Insured	0.000	11/15/34	743,532
26,165,000		Harris County-Houston Sports Authority, Texas, Special Revenue Bonds, Refunding Senior Lien Series 2001A - NPFG Insured	0.000	11/15/38	12,612,867
8,805,000		Harris County-Houston Sports Authority, Texas, Special Revenue Bonds, Refunding Senior Lien Series 2001A - NPFG Insured	0.000	11/15/40	3,713,496
7,445,000		Hays County, Texas, Special Assessment Revenue Bonds, La Cima Public Improvement District Major Public Improvement Project, Series 2015	7.000	09/15/45	7,462,441
5,545,000		Heart of Texas Education Finance Corporation, Texas, Gateway Charter Academy, Series 2006A	6.000	02/15/36	5,546,051
1,220,000	(d)	Heritage Public Improvement District 1, Dripping Springs, Texas, Special Assessment Revenue Bonds, Series 2023	5.500	09/01/53	1,220,061
1,000,000	(d)	Heritage Public Improvement District 2, Dripping Springs, Texas, Special Assessment Revenue Bonds, Series 2023	5.250	09/01/54	949,815
7,560,000		Hidalgo County Regional Mobility Authority, Texas, Toll and Vehicle Registration Fee Revenue Bonds, Senior Lien Series 2022A	0.000	12/01/53	1,681,668
5,000,000		Hidalgo County Regional Mobility Authority, Texas, Toll and Vehicle Registration Fee Revenue Bonds, Senior Lien Series 2022A	0.000	12/01/54	1,054,495
12,500,000		Hidalgo County Regional Mobility Authority, Texas, Toll and Vehicle Registration Fee Revenue Bonds, Senior Lien Series 2022A	0.000	12/01/55	2,486,972

104	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TEXAS (continued)
$5,000,000		Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate Lien Series 2021A, (AMT)	4.000%	07/01/46	$4,467,226
14,100,000	(f)	Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate Lien Series 2023A - AGM Insured, (AMT), (UB)	5.250	07/01/53	14,505,049
3,105,000		Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc. Terminal Improvements Project, Series 2024B, (AMT)	5.500	07/15/39	3,247,814
750,000	(d)	Huntsville, Walker County, Texas, Special Assessment Revenue Bonds, The Reserves of Huntsville Public Improvement District Series 2024	5.625	09/15/54	737,787
840,000	(d)	Hutto, Williams County Texas, Special Assessment Revenue Bonds, Cottonwood Creek Public Improvement Area 2 Project Series 2025	5.375	09/01/55	814,271
1,075,000	(d)	Hutto, Williams County Texas, Special Assessment Revenue Bonds, Emory Crossing, Public Improvement Area 2 Project Series 2023	5.625	09/01/58	1,083,563
1,250,000	(d)	Hutto, Williams County Texas, Special Assessment Revenue Bonds, Prairie Winds, Public Improvement Area 1, Series 2025	5.375	09/01/60	1,207,725
2,000,000	(d)	Joshua Farms Municipal Management District 1, Johnson County, Texas, Special Assessment Revenue Bonds, Improvement Areas 1-2 Project Series 2023	5.500	09/01/53	1,972,148
1,105,000	(d)	Justin, Denton County, Texas, Special Assessment Revenue Bonds, Timberbrook Public Improvement District 1 Improvement Area 1 Project, Series 2018	5.375	09/01/38	1,121,646
1,930,000	(d)	Justin, Denton County, Texas, Special Assessment Revenue Bonds, Timberbrook Public Improvement District 1 Improvement Area 1 Project, Series 2018	5.125	09/01/47	1,935,757
1,680,000	(d)	Justin, Denton County, Texas, Special Assessment Revenue Bonds, Timberbrook Public Improvement District 1 Improvement Area 1 Project, Series 2018	5.500	09/01/47	1,686,262
1,500,000		Kaufman,Texas, Special Assessment Revenue Bonds, Kaufman Public Improvement District 1 Phase 2A-2B Project, Series 2021	6.000	09/15/52	1,524,640
650,000	(d)	Kyle, Texas, Special Assessment Revenue Bonds, 6 Creeks Public Improvement District Improvement Area 3B Project, Series 2025	5.125	09/01/46	629,873
2,000,000	(d)	Kyle, Texas, Special Assessment Revenue Bonds, 6 Creeks Public Improvement District Improvement Area 4 Project, Series 2023	5.250	09/01/43	2,006,894
1,500,000	(d)	Kyle, Texas, Special Assessment Revenue Bonds, 6 Creeks Public Improvement District Improvement Area 4 Project, Series 2023	5.500	09/01/47	1,517,295
400,000	(d)	Kyle, Texas, Special Assessment Revenue Bonds, 6 Creeks Public Improvement District Improvement Area 5 Project, Series 2025	5.375	09/01/50	387,144
1,835,000	(d)	Kyle, Texas, Special Assessment Revenue Bonds, Limestone Creek Public Improvement District Improvement Area 1 Project, Series 2023	5.750	09/01/53	1,827,741
1,125,000	(d)	Kyle, Texas, Special Assessment Revenue Bonds, Limestone Creek Public Improvement District Improvement Area 1 Project, Series 2024B	5.750	09/01/53	1,114,349
830,000	(d)	Kyle, Texas, Special Assessment Revenue Bonds, Plum Creek North Public Improvement District Major Improvement Area 2 Project, Series 2024	5.375	09/01/54	813,779
2,295,000	(d)	Kyle, Texas, Special Assessment Revenue Bonds, Porter County Public Improvement District Improvement Area 1 Project, Series 2023	6.000	09/01/53	2,276,886
2,000,000		Kyle, Texas, Special Assessment Revenue Bonds, Southwest Kyle Public Improvement District, Series 2022	5.000	09/01/42	1,900,327
2,500,000	(d)	Lago Vista, Travis County, Texas, Special Assessment Revenue Bonds, Tessera on Lake Travis Public Improvement District Major Improvement Area Project, Series 2020B	4.875	09/01/50	2,276,665
9,735,000	(f)	Lamar Consolidated Independent School District, Fort Bend County, Texas, General Obligation Bonds, Schoolhouse Series 2023, (UB)	4.000	02/15/53	8,919,103
26,240,000	(f)	Lamar Consolidated Independent School District, Fort Bend County, Texas, General Obligation Bonds, Schoolhouse Series 2023A - BAM Insured, (UB)	5.000	02/15/58	27,161,638

See Notes to Financial Statements	105

Portfolio of Investments March 31, 2025 (continued)

High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TEXAS (continued)
$500,000	(d)	Lavon, Texas, Special Assessment Revenue Bonds, Elevon Public Improvement District Improvement Area 1 Project, Series 2024	5.375%	09/15/52	$492,881
2,700,000	(d)	Lavon, Texas, Special Assessment Revenue Bonds, Lakepointe Public Improvement District Areas 2-3 Project, Series 2022	6.125	09/15/52	2,806,061
1,270,000	(d)	Lavon, Texas, Special Assessment Revenue Bonds, Lakepointe Public Improvement District Major Improvement Area Project, Series 2019	5.000	09/15/49	1,201,713
2,700,000	(d)	Leander, Texas, Special Assessment Revenue Bonds, Crystal Springs Public Improvement District Project, Series 2018	5.300	09/01/48	2,633,881
1,090,000	(d)	Leander, Texas, Special Assessment Revenue Bonds, Deerbrooke Public Improvement District Northern Improvement Area Major Improvement Project, Series 2017	5.375	09/01/47	1,089,597
3,855,000	(d)	Leander, Texas, Special Assessment Revenue Bonds, Deerbrooke Public Improvement District Southern Improvement Area Project, Series 2017	5.000	09/01/47	3,585,947
205,000	(d)	Liberty Hill, Williamson County, Texas, Special Assessment Revenue Bonds, Liberty Parke Public Improvement District Master Improvement Area Project, Series 2017	5.125	09/01/27	207,669
2,150,000	(d)	Liberty Hill, Williamson County, Texas, Special Assessment Revenue Bonds, Liberty Parke Public Improvement District Master Improvement Area Project, Series 2017	6.000	09/01/46	2,181,675
1,000,000	(d)	Liberty Hill, Williamson County, Texas, Special Assessment Revenue Bonds, Liberty Parke Public Improvement District Neighborhood Improvement Area 1 Project, Series 2017	5.375	09/01/46	1,001,777
3,000,000	(d)	Little Elm, Denton County, Texas, Special Assessment Revenue Bonds, Valencia Public Improvement District 2 Project, Series 2022	6.875	09/01/52	3,116,005
11,590,000	(d)	Little Elm, Denton County, Texas, Special Assessment Revenue Bonds, Valencia Public Improvement District Improvement Area 2 Project, Refunding & Improvement Series 2018	5.750	09/01/48	11,740,843
6,255,000	(d)	Little Elm, Texas, Special Assessment Revenue Bonds, Valencia Public Improvement District Phase I, Refunding & Improvement Series 2018	5.250	09/01/44	6,204,381
5,400,000	(d)	Little Elm,Texas, Special Assessment Revenue Bonds, Hillstone Pointe Public Improvement District 2 Phase 1-1A Project, Series 2017	6.000	09/01/47	5,509,225
723,000	(d)	Little Elm,Texas, Special Assessment Revenue Bonds, Hillstone Pointe Public Improvement District 2 Phase 2-3 Project, Series 2018	5.750	09/01/38	738,224
1,350,000	(d)	Little Elm,Texas, Special Assessment Revenue Bonds, Hillstone Pointe Public Improvement District 2 Phase 2-3 Project, Series 2018	5.875	09/01/47	1,374,848
1,500,000	(d)	Little Elm,Texas, Special Assessment Revenue Bonds, Lakeside Estates Public Improvement District 2 Project, Series 2017	5.000	09/01/47	1,455,188
125,000	(d)	Little Elm,Texas, Special Assessment Revenue Bonds, Valencia Public Improvement District Major Improvement Area Project, Refunding Series 2018	0.000	09/01/25	122,581
6,425,000	(d)	Little Elm,Texas, Special Assessment Revenue Bonds, Valencia Public Improvement District Major Improvement Area Project, Refunding Series 2018	6.750	09/01/48	6,481,498
600,000	(d)	Manor, Texas, Special Assessment Revenue Bonds, Lagos Public Improvement District Major Improvement Area Project, Series 2020	4.500	09/15/40	556,113
600,000	(d)	Manor, Texas, Special Assessment Revenue Bonds, Lagos Public Improvement District Major Improvement Area Project, Series 2020	4.625	09/15/49	536,640
1,435,000	(d)	Manor, Texas, Special Assessment Revenue Bonds, Manor Heights Public Improvement District Improvement Area 1-2 Project, Series 2021	4.000	09/15/51	1,123,427
1,000,000	(d)	Manor, Texas, Special Assessment Revenue Bonds, Manor Heights Public Improvement District, Improvement Area 3, Series 2023	5.500	09/15/53	993,051

106	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TEXAS (continued)
$700,000	(d)	Manor, Texas, Special Assessment Revenue Bonds, Manor Heights Public Improvement District, Improvement Area 4, Series 2024	5.625%	09/15/54	$701,878
1,755,000	(d)	Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds, Gregg Ranch Public Improvement District Major Improvement Area Project, Series 2019	5.750	09/01/49	1,755,073
1,500,000	(d)	Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds, Thunder Rock Public Improvement District Improvement Area 2A Project, Series 2024	6.625	09/01/54	1,435,601
1,000,000	(d)	Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds, Thunder Rock Public Improvement District Major Improvement Area Project, Series 2021	5.125	09/01/51	925,909
1,250,000	(d)	Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds, Thunder Rock Public Improvement District Remainder Area Project, Series 2024	7.625	09/01/54	1,209,486
785,000	(d)	Medina County, Texas, Special Assessment Revenue Bonds, Woodlands Public Improvement District Major Improvement Areas 1, Series 2021	5.250	09/01/41	764,256
1,160,000	(d)	Medina County, Texas, Special Assessment Revenue Bonds, Woodlands Public Improvement District Major Improvement Areas 1, Series 2021	5.500	09/01/50	1,123,919
15,000,000	(f)	Medina Valley Independent School District, Medina County, Texas, General Obligation Bonds, School Building Series 2023, (UB)	4.000	02/15/53	13,632,407
850,000	(d)	Mesquite, Texas, Special Assessment Bonds, Heartland Town Center Public Improvement District Phase 1 Project, Series 2018	5.250	09/01/38	855,250
1,595,000	(d)	Mesquite, Texas, Special Assessment Bonds, Heartland Town Center Public Improvement District Phase 1 Project, Series 2018	5.375	09/01/48	1,592,469
1,000,000	(d)	Mesquite, Texas, Special Assessment Bonds, Heartland Town Center Public Improvement District Phase 2 Major Improvement Project, Series 2023	5.125	09/01/52	946,484
1,000,000	(d)	Mesquite, Texas, Special Assessment Bonds, Iron Horse Public Improvement District Project, Series 2019	5.750	09/15/39	1,007,016
2,300,000	(d)	Mesquite, Texas, Special Assessment Bonds, Iron Horse Public Improvement District Project, Series 2019	6.000	09/15/49	2,333,193
1,210,000	(d)	Mesquite, Texas, Special Assessment Bonds, Solterra Public Improvement District Improvement Area C-1 Projects, Series 2023	5.625	09/01/53	1,219,362
1,100,000	(d)	Mesquite, Texas, Special Assessment Revenue Bonds, Solterra Public Improvement District Area C-1 Projects, Series 2023	5.625	09/01/53	1,109,985
605,000	(d)	Mesquite, Texas, Special Assessment Revenue Bonds, Solterra Public Improvement District Area C-3 Projects, Series 2024	5.250	09/01/53	583,515
4,250,000	(d)	Mesquite, Texas, Special Assessment Revenue Bonds, Solterra Public Improvement District Improvement Area A-1 Projects, Series 2023	5.750	09/01/53	4,324,001
1,750,000	(d)	Midlothian, Texas, Special Assessment Revenue Bonds, Redden Farms Public Improvement District Improvement Areas 1-2 Project, Series 2021	4.125	09/15/51	1,410,407
4,235,000		Montgomery County Municipal Utility District 132, Texas, General Obligation Bonds, Road Series 2023 — AGM Insured	4.000	09/01/47	3,837,309
1,000,000	(d)	New Braunfels, Comal and Guadalupe Counties, Texas, Special Assessment Revenue Bonds, Solms Landing Public Improvement District Improvement Area 1 Project, Series 2021	4.500	09/01/41	873,497
1,000,000	(d)	New Braunfels, Comal and Guadalupe Counties, Texas, Special Assessment Revenue Bonds, Solms Landing Public Improvement District Improvement Area 1 Project, Series 2021	4.750	09/01/51	874,871
1,595,000	(d)	New Hope Cultural Education Facilities Finance Corporation, Texas, Education Revenue Bonds, Beta Academy, Series 2018A	5.625	08/15/39	1,595,605
3,340,000	(d)	New Hope Cultural Education Facilities Finance Corporation, Texas, Education Revenue Bonds, Beta Academy, Series 2018A	5.750	08/15/49	3,340,621
1,400,000		New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Bella Vida Forefront Living Project, Series 2025A	6.250	10/01/45	1,402,938

See Notes to Financial Statements	107

Portfolio of Investments March 31, 2025 (continued)

High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TEXAS (continued)
$780,000	(e)	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Buckingham Senior Living Community, Inc. Project, Series 2021A-1	7.500%	11/15/37	$619,027
5,050,000	(e)	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Buckingham Senior Living Community, Inc. Project, Series 2021A-2	7.500	11/15/36	4,148,140
22,395,672	(e)	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Buckingham Senior Living Community, Inc. Project, Series 2021B	0.380	11/15/61	8,178,373
4,305,000		New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Legacy Midtown Park Project, Series 2018A	5.500	07/01/54	3,159,620
670,000		New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Methodist Retirement Communites Senior Living Langford Project, Series 2016	5.375	11/15/36	591,924
1,000,000		New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Methodist Retirement Communites Senior Living Langford Project, Series 2016	5.500	11/15/46	819,968
2,000,000		New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Methodist Retirement Communites Senior Living Langford Project, Series 2016	5.500	11/15/52	1,573,191
4,000,000		New Hope Cultural Education Facilities Finance Corporation, Texas, Senior Living Revenue Bonds, Sanctuary LTC LLC Project, Series 2021A-1	5.250	01/01/42	3,979,011
43,255,000		New Hope Cultural Education Facilities Finance Corporation, Texas, Senior Living Revenue Bonds, Sanctuary LTC LLC Project, Series 2021A-1	5.500	01/01/57	41,710,827
4,000,000	(e)	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, NCCD - College Station Properties LLC - Texas A&M University Project, Series 2015A	5.000	07/01/25	3,994,629
4,055,000	(e)	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, NCCD - College Station Properties LLC - Texas A&M University Project, Series 2015A	5.000	08/01/25	4,055,000
10,500,000	(e)	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, NCCD - College Station Properties LLC - Texas A&M University Project, Series 2015A	5.000	07/01/30	10,302,608
29,800,000	(e)	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, NCCD - College Station Properties LLC - Texas A&M University Project, Series 2015A	5.000	07/01/35	28,739,245
141,700,000	(e)	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, NCCD - College Station Properties LLC - Texas A&M University Project, Series 2015A	5.000	07/01/47	135,916,571
3,445,000		North East Regional Mobility Authority, Texas, Revenue Bonds, Subordinate Lien Series 2016B	5.000	01/01/46	3,450,382
9,530,000	(f)	North Fort Bend Water Authority, Texas, Water System Revenue Bonds, Refunding Series 2019A, (UB)	4.000	12/15/58	8,325,533
17,310,000	(f)	North Fort Bend Water Authority, Texas, Water System Revenue Bonds, Refunding Series 2019A - BAM Insured, (UB)	4.000	12/15/58	15,264,039
1,165,000	(d)	North Parkway Municipal Management District 1, Celina, Texas, Contract Revenue Bonds, Legacy Hills Public Improvement District Phase 1A-1B Improvements, Series 2021	4.250	09/15/51	973,197
670,000	(d)	North Richland Hills, Texas, Special Assessment Revenue Bonds, City Point Public Improvement District Zone A Project, Series 2019	5.625	09/01/40	666,903
658,000	(d)	North Richland Hills, Texas, Special Assessment Revenue Bonds, City Point Public Improvement District Zone B Project, Series 2019	5.250	09/01/40	655,916
923,000	(d)	North Richland Hills, Texas, Special Assessment Revenue Bonds, City Point Public Improvement District Zone B Project, Series 2019	5.375	09/01/50	909,303
10,000,000	(f)	Northwest Independent School District, Denton, Tarrant and Wise Counties, Texas, General Obligation Bonds, School Building Series 2023, (UB)	4.000	02/15/48	9,375,067

108	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TEXAS (continued)
$1,000,000	(d)	Oak Point, Denton County, Texas, Special Assessment Revenue Bonds, Oak Point 720 Public Improvement District Improvement Area 1 Project, Series 2024	5.625%	09/15/54	$959,072
5,085,000		Pflugerville, Texas, Certificates of Obligation, Combination Tax and Revenue Series 2023	4.000	08/01/49	4,632,329
25,000,000	(f)	Pflugerville, Travis and Williamson Counties, Texas, General Obligation Bonds, Combination Tax and Revenue Series 2023A, (UB)	4.125	08/01/53	22,783,398
20,710,000	(f)	Pflugerville, Travis and Williamson Counties, Texas, General Obligation Bonds, Limited Tax Series 2023 - BAM Insured, (UB)	5.000	08/01/53	21,436,240
350,000	(d)	Pilot Point, Texas, Special Assessment Revenue Bonds, Creekview Public Improvement District Zone A Improvement Area 1 Project, Series 2022	5.250	09/15/32	352,115
800,000	(d)	Pilot Point, Texas, Special Assessment Revenue Bonds, Creekview Public Improvement District Zone A Improvement Area 1 Project, Series 2022	5.500	09/15/42	797,417
1,250,000	(d)	Pilot Point, Texas, Special Assessment Revenue Bonds, Creekview Public Improvement District Zone A Improvement Area 1 Project, Series 2022	5.625	09/15/52	1,239,488
300,000	(d)	Pilot Point, Texas, Special Assessment Revenue Bonds, Creekview Public Improvement District Zone B Improvement Area 1 Project, Series 2022	5.250	09/15/32	301,668
750,000	(d)	Pilot Point, Texas, Special Assessment Revenue Bonds, Creekview Public Improvement District Zone B Improvement Area 1 Project, Series 2022	5.500	09/15/42	747,579
1,000,000	(d)	Pilot Point, Texas, Special Assessment Revenue Bonds, Creekview Public Improvement District Zone B Improvement Area 1 Project, Series 2022	5.625	09/15/52	991,590
3,000,000	(d)	Pilot Point, Texas, Special Assessment Revenue Bonds, Mobberly Public Improvement District Improvement Area 1 Project, Series 2022	5.500	09/15/48	2,996,991
4,900,000	(d)	Pilot Point, Texas, Special Assessment Revenue Bonds, Mobberly Public Improvement District Improvement Area 2 Project, Series 2022	6.000	09/15/52	4,962,714
1,952,000	(d)	Pilot Point, Texas, Special Assessment Revenue Bonds, Mobberly Public Improvement District Major Improvement Area Project, Series 2022	6.500	09/15/52	1,990,466
5,725,000	(d)	Port Beaumont Industrial Development Authority, Texas, Facility Revenue Bonds, Jefferson Gulf Coast Energy Project, Series 2021B	4.100	01/01/28	5,196,489
3,440,000	(d)	Port Beaumont Navigation District, Jefferson County, Texas, Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project, Series 2020, (AMT)	4.000	01/01/50	2,829,210
9,000,000	(d)	Port Beaumont Navigation District, Jefferson County, Texas, Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project, Series 2021A, (AMT)	3.000	01/01/50	6,168,708
2,000,000	(d)	Port Beaumont Navigation District, Jefferson County, Texas, Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project, Series 2024A, (AMT)	5.125	01/01/44	2,013,370
2,000,000	(d)	Port Beaumont Navigation District, Jefferson County, Texas, Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project, Series 2024A, (AMT)	5.250	01/01/54	2,017,648
20,000,000	(f)	Port of Houston Authority, Harris County, Texas, General Obligation Bonds, First Lien Series 2021, (UB)	5.000	10/01/51	20,606,292
14,075,000	(f)	Port of Houston Authority, Harris County, Texas, Revenue Bonds, First Lien Series 2023, (UB)	5.000	10/01/53	14,544,784
1,105,000	(d)	Princeton, Collin County, Texas, Special Assessment Revenue Bonds, Whitewing Trails Public Improvement District 2 Phase 2 Project, Series 2023	5.125	09/01/43	1,073,756
2,100,000	(d)	Princeton, Collin County, Texas, Special Assessment Revenue Bonds, Whitewing Trails Public Improvement District 2 Phase 2 Project, Series 2023	5.375	09/01/53	2,004,938

See Notes to Financial Statements	109

Portfolio of Investments March 31, 2025 (continued)

High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TEXAS (continued)
$5,510,000	(d)	Princeton, Texas, Special Assessment Revenue Bonds, Crossroads Public Improvement District Major improvement Project, Series 2018	6.500%	09/01/48	$5,607,770
1,700,000	(d)	Princeton, Texas, Special Assessment Revenue Bonds, Eastridge Public Improvement District Improvement Area 2 Project, Series 2023	5.500	09/01/53	1,652,781
1,075,000		Princeton, Texas, Special Assessment Revenue Bonds, Eastridge Public Improvement District Improvement Area 3 Project, Series 2024	5.250	09/01/54	1,019,569
1,000,000	(d),(i)	Princeton, Texas, Special Assessment Revenue Bonds, Eastridge Public Improvement District Improvement Area 4 Project, Series 2025	5.625	09/01/55	994,137
2,750,000	(d)	Princeton, Texas, Special Assessment Revenue Bonds, Sicily Public Improvement District Improvement Area 1 Project, Series 2023	7.000	09/01/53	2,755,289
1,000,000	(d)	Princeton, Texas, Special Assessment Revenue Bonds, Sicily Public Improvement District Major Improvement Area Project, Series 2023	7.875	09/01/53	1,011,324
1,500,000	(d)	Princeton, Texas, Special Assessment Revenue Bonds, Southridge Public Improvement District Improvement Area 1 Project, Series 2023	6.375	09/01/53	1,593,519
1,000,000	(d),(i)	Princeton, Texas, Special Assessment Revenue Bonds, Westridge Public Improvement District Improvement Area 1 Project, Series 2025	5.625	09/01/55	994,137
2,080,000	(d)	Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails Public Improvement District 2 Phase 1 Project, Series 2019	4.750	09/01/49	1,924,924
1,000,000	(d)	Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails Public Improvement District 2 Phase 2-6 Major Improvement Project, Series 2019	5.500	09/01/39	1,010,688
2,235,000	(d)	Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails Public Improvement District 2 Phase 2-6 Major Improvement Project, Series 2019	5.750	09/01/49	2,241,996
1,250,000	(d)	Princeton, Texas, Special Assessment Revenue Bonds, Winchester Crossing Public Improvement District 3 Project, Series 2024	5.375	09/01/54	1,197,523
900,000	(d)	Providence Village, Denton County, Texas, Special Assessment Revenue Bonds, Foree Ranch Public Improvement District Improvement Area 1 Project Series 2024	5.250	09/01/54	866,120
1,400,000	(d)	Providence Village, Denton County, Texas, Special Assessment Revenue Bonds, Foree Ranch Public Improvement District Improvement Area 2 Project Series 2025	5.500	09/01/55	1,368,565
5,840,000	(f)	Quinlan Independent School District, Hunt and Kaufman Counties, Texas, General Obligation Bonds, School Building Series 2023, (UB)	4.000	08/15/53	5,310,202
3,605,000		Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue Bonds, Series 2014A	5.125	02/01/39	3,459,919
6,280,000	(e)	Red River Health Facilities Development Corporation, Texas, First Mortgage Revenue Bonds, Eden Home Inc., Series 2012	3.000	12/15/32	2,888,800
5,525,000	(e)	Red River Health Facilities Development Corporation, Texas, First Mortgage Revenue Bonds, Eden Home Inc., Series 2012	3.000	12/15/42	2,541,500
14,375,000	(e)	Red River Health Facilities Development Corporation, Texas, First Mortgage Revenue Bonds, Eden Home Inc., Series 2012	3.000	12/15/47	6,612,500
445,000		Rowlett, Texas, Special Assessment Revenue Bonds, Bayside Public Improvement District North Improvement Area, Series 2016	6.000	09/15/46	445,224
1,300,000	(d)	Royse City, Rockwall County, Texas, Special Assessment Revenue Bonds, Liberty Crossing Public improvement District Improvement Area 1 Project, Series 2023	6.375	09/15/53	1,327,215
1,365,000	(d)	Royse CIty, Rockwall County, Texas, Special Assessment Revenue Bonds, Waterscape Public improvement District Improvement Area 2 Project, Series 2019	4.625	09/15/39	1,295,315
4,000,000	(d)	Royse CIty, Rockwall County, Texas, Special Assessment Revenue Bonds, Waterscape Public improvement District Improvement Area 3 Project, Series 2022	5.750	09/15/52	3,964,073

110	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TEXAS (continued)
$600,000	(d)	Royse City, Rockwall, Collin and Hunt Counties, Texas, Special Assessment Revenue Bonds, Creekshaw Public Improvement District Improvement Area 2 Project, Series 2022	5.875%	09/15/42	$601,996
1,300,000	(d)	Royse City, Rockwall, Collin and Hunt Counties, Texas, Special Assessment Revenue Bonds, Creekshaw Public Improvement District Improvement Area 2 Project, Series 2022	6.000	09/15/52	1,316,638
400,000	(d)	Royse City, Rockwall, Collin and Hunt Counties, Texas, Special Assessment Revenue Bonds, Creekshaw Public Improvement District Major Improvement Area Project, Series 2020	4.875	09/15/40	375,616
700,000	(d)	Royse City, Rockwall, Collin and Hunt Counties, Texas, Special Assessment Revenue Bonds, Creekshaw Public Improvement District Major Improvement Area Project, Series 2020	5.125	09/15/50	655,627
750,000	(d)	Sachse, Texas, Special Assessment Bonds, Sachse Public Improvement District 1 Improvement Area 1 Project, Series 2022	6.000	09/15/50	784,087
1,000,000	(d)	Sachse, Texas, Special Assessment Bonds, Sachse Public Improvement District 1 Improvement Areas 2-3 Project, Series 2022	7.000	09/15/52	1,089,701
2,235,000	(d)	Sachse, Texas, Special Assessment Bonds, Sachse Public Improvement District 1 Major Improvement Area Project, Series 2020	5.625	09/15/50	2,271,622
710,000		Salado, Bell County, Texas, Special Assessment Revenue Bonds, Sanctuary East Public Improvement District Improvement Area 1 Project Series 2024	6.500	09/01/54	704,463
3,800,000	(d)	San Marcos City, Hays, Caldwell and Guadalupe Counties, Texas, Special Assessment Revenue Bonds, San Marcos Trace Public Improvement District Series 2019	5.750	09/01/39	3,826,131
5,000,000	(d)	San Marcos City, Hays, Caldwell and Guadalupe Counties, Texas, Special Assessment Revenue Bonds, San Marcos Trace Public Improvement District Series 2019	5.750	09/01/48	5,014,044
2,200,000		San Marcos City, Hays, Caldwell and Guadalupe Counties, Texas, Special Assessment Revenue Bonds, Whisper Public Improvement District Series 2020	5.625	09/01/50	2,201,045
7,010,000	(f)	Sherman, Texas, Combination Tax and Revenue Certificates of Obligation, Series 2023, (UB)	5.000	08/15/53	7,250,031
1,800,000	(d)	Sinton, San Patricio County, Texas, Special Assessment Revenue Bonds, Somerset Public Improvement District 1 Series 2022	5.250	09/01/51	1,742,727
9,000,000	(f)	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Cook Childrens Medical Center, Series 2025, (UB)	4.125	12/01/54	8,106,849
9,345,000	(f)	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Methodist Hospital of Dallas, Series 2022, (UB)	4.000	10/01/42	8,760,127
8,400,000	(f)	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Scott & White Healthcare Project, Series 2022D, (UB)	5.000	11/15/51	8,677,465
240,000		Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Buckner Senior Living Ventana Project, Series 2017A	6.625	11/15/37	248,154
5,875,000		Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Buckner Senior Living Ventana Project, Series 2017A	6.750	11/15/47	6,017,196
5,865,000		Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Buckner Senior Living Ventana Project, Series 2017A	6.750	11/15/52	5,993,261
8,000,000	(f)	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Christus Health, Series 2022A, (UB)	4.000	07/01/53	7,441,008
2,075,000	(e)	Tarrant County Cultural Education Facilities Finance Corporaton, Texas, Retirement Facility Revenue Bonds, C.C. Young Memorial Home Project, Series 2009A	3.750	02/15/38	1,141,250
1,000,000	(e)	Tarrant County Cultural Education Facilities Finance Corporaton, Texas, Retirement Facility Revenue Bonds, C.C. Young Memorial Home Project, Series 2016A	3.750	02/15/48	550,000

See Notes to Financial Statements	111

Portfolio of Investments March 31, 2025 (continued)

High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TEXAS (continued)
$1,000,000	(e)	Tarrant County Cultural Education Facilities Finance Corporaton, Texas, Retirement Facility Revenue Bonds, C.C. Young Memorial Home Project, Series 2016A	3.750%	02/15/52	$550,000
13,700,000	(f)	Tarrant County Cultural Education Facilities, Texas, Finance Corporation Revenue Bonds, Christus Health, Refunding Series 2018B, (UB)	5.000	07/01/48	13,697,297
15,935,000	(f)	Tarrant County Hospital District, Texas, General Obligation Bonds, Limited Tax Series 2023, (UB)	4.250	08/15/53	14,667,578
35,000,000	(f)	Tarrant Regional Water District, Texas, Water Transmission Facilities Contract Revenue Bonds, Dallas Project, Series 2025, (UB)	4.250	09/01/55	32,975,551
10,360,000	(f)	Texas Department of Housing and Community Affairs, Residential Mortgage Revenue Bonds, Series 2023B, (UB)	5.200	07/01/48	10,456,905
5,000,000	(f)	Texas Department of Housing and Community Affairs, Residential Mortgage Revenue Bonds, Series 2023B, (UB)	5.250	07/01/53	5,065,912
6,320,000	(f)	Texas Department of Housing and Community Affairs, Residential Mortgage Revenue Bonds, Tender Option Bond Trust 2023- XL0439, (UB)	5.250	01/01/53	6,407,133
14,860,000		Texas Private Activity Bond Surface Transpiration Corporation, Revenue Bonds, NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project, Senior Lien Series 2023, (AMT)	5.500	12/31/58	15,611,038
2,300,000		Texas Private Activity Bond Surface Transpiration Corporation, Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC Refunding Series 2023, (AMT)	5.500	06/30/42	2,406,061
33,735,000		Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC Segments 3C Project, Series 2019, (AMT)	5.000	06/30/58	33,488,225
4,000,000		Texas Transportation Commission, State Highway 249 System Revenue Bonds, First Tier Toll Series 2019A	0.000	08/01/52	967,768
5,000,000		Texas Water Development Board, State Water Implementation Revenue Fund Bonds, Master Trust Series 2023A	5.000	10/15/58	5,180,867
13,000,000	(f)	Texas Water Development Board, State Water Implementation Revenue Fund Bonds, Master Trust Series 2023A, (UB)	5.000	10/15/58	13,470,256
15,000,000	(f)	Texas Water Development Board, State Water Implementation Revenue Fund Bonds, Master Trust Series 2024A, (UB)	4.250	10/15/51	14,464,419
8,440,000	(f)	Texas Water Development Board, State Water Implementation Revenue Fund Bonds, Master Trust Series 2024A, (UB)	4.375	10/15/59	8,219,549
2,500,000	(d)	Town of Lakewood Village, Texas, Lakewood Village Public Improvement District Improvement District No. 1 Project Special Assessment Revenue Bonds Series 2022	5.375	09/15/52	2,436,693
500,000	(d)	Travis County Development Authority, Texas, Contract Assessment Revenue Bonds, Bella Fortuna Public Improvement District, Series 2024	5.625	09/01/51	505,589
845,000	(d)	Travis County Development Authority, Texas, Contract Assessment Revenue Bonds, Longview 71 Public Improvement District Area1 Project, Series 2024	5.125	09/01/54	797,896
870,000	(d)	Travis County Development Authority, Texas, Contract Assessment Revenue Bonds, Turner’s Crossing Public Improvement District Area1 Project, Series 2022	5.375	09/01/42	886,400
1,500,000	(d)	Travis County Development Authority, Texas, Contract Assessment Revenue Bonds, Turner’s Crossing Public Improvement District Area1 Project, Series 2022	5.500	09/01/52	1,503,080
3,071,000	(d)	Uhland, Hays and Caldwell Counties, Texas, Special Assessment Revenue Bonds, Watermill Public Improvement District, Series 2022	6.625	09/01/52	3,177,831
3,200,000	(d)	Venus, Johnson County, Texas, Special Assessment Revenue Bonds, Brahman Ranch Public Improvement District, Series 2022	6.500	09/15/52	3,219,427
1,032,000	(d)	Venus, Johnson County, Texas, Special Assessment Revenue Bonds, Patriot Estates Public Improvement District, Series 2021	4.000	09/15/51	852,520
2,000,000		Vista Lago, Travis County, Texas, Special Assessment Revenue Bonds, Tessera on Lake Travis Public Improvement District Improvement Area #2 Project, Series 2018	5.000	09/01/47	1,887,333

112	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TEXAS (continued)
$21,300,000	(f)	Waller Independent School District, Waller and Harris Counties, Texas, General Obligation Bonds, School Building Series 2023A, (UB)	4.000%	02/15/48	$19,972,414
17,555,000	(f)	Waxahachie Independent School District, Ellis County, Texas, General Obligation Bonds, School Building Series 2023, (UB)	4.250	02/15/53	16,641,253
2,765,000		Westlake, Texas, Special Assessment Revenue Bonds, Solana Public Improvement District, Series 2015	6.125	09/01/35	2,759,310
2,450,000		Westlake, Texas, Special Assessment Revenue Bonds, Solana Public Improvement District, Series 2015	6.250	09/01/40	2,440,291
6,250,000		Westlake, Texas, Special Assessment Revenue Bonds, Solana Public Improvement District, Series 2015	6.375	09/01/45	6,232,854

		TOTAL TEXAS			1,402,219,099

		UTAH - 1.2%
1,700,000	(d)	Arrowhead Springs Public Infrastructure District, Utah, Special Assessment Bonds, Arrowhead Springs Assessment Area, Series 2025	5.625	12/01/54	1,702,383
5,900,000	(d)	Black Desert Public Infrastructure District, Utah, Limited Tax General Obligation Bonds Series 2021A	3.750	03/01/41	5,062,370
3,500,000	(d)	Black Desert Public Infrastructure District, Utah, Limited Tax General Obligation Bonds Subordinate Series 2021B	7.375	09/15/51	3,032,584
10,390,000	(d)	Black Desert Public Infrastructure District, Washington County, Utah, Special Assessment Bonds, Black Desert Assessment Area 1, Series 2024	5.625	12/01/53	10,421,683
10,870,000	(d),(e)	Box Elder County, Utah, Solid Waste Disposal Revenue Bonds, Promontory Point Res, LLC, Senior Series 2017A, (AMT)	8.000	12/01/39	10,519,826
3,525,000	(d)	Downtown East Streetcar Sewer Public Infrastructure District, South Salt Lake, Salt Lake County, Utah, Limited Tax General Obligation Bonds, Series 2022A	6.000	03/01/53	3,509,622
504,000	(d)	Fields Estates Public Infrastructure District, Utah, General Obligation Bonds, Subordinate Limited Tax Series 2024B	8.750	03/15/55	501,564
2,750,000	(d)	Fields Estates Public Infrastructure District, Utah, Special Assessment Revenue Bonds, Fields Estates Assessment Area Series 2024A-2	5.250	12/01/53	2,650,657
5,045,000	(d)	Firefly Public Infrastructure District 1, Utah, Limited Tax General Obligation Bonds, Series 2024A-1	5.625	12/01/43	5,065,681
2,375,000	(d)	Firefly Public Infrastructure District 1, Utah, Limited Tax General Obligation Bonds, Series 2024A-1	6.625	03/01/54	2,414,447
10,000,000	(d)	Gateway at Sand Hollow, Public Infrastructure District 1, Utah, Limited Tax General Obligation Bonds, Series 2021A	5.500	03/01/51	7,732,903
3,275,000		Jepson Canyon Public Infrastructure District 1, Utah, Limited Tax General Obligation Bonds, Series 2022A	5.125	03/01/51	2,568,949
3,875,000	(d)	Medical School Campus Public Infrastructure District, Utah, Limited Tax General Obligation Bonds, Series 2020A	5.250	02/01/40	3,338,629
11,000,000	(d)	Medical School Campus Public Infrastructure District, Utah, Limited Tax General Obligation Bonds, Series 2020A	5.500	02/01/50	8,976,190
1,955,000	(d)	Medical School Campus Public Infrastructure District, Utah, Limited Tax General Obligation Bonds, Subordinate Lien Series 2020B	7.875	08/15/50	1,591,401
2,210,000	(d)	MIDA Military Installation Development Authority Golf and Equestrian Center Public Infrastructure District, Utah, Limited Tax and Tax Allocation Revenue Bonds, Series 2021	4.250	06/01/41	1,794,735
7,500,000	(d)	MIDA Military Installation Development Authority Golf and Equestrian Center Public Infrastructure District, Utah, Limited Tax and Tax Allocation Revenue Bonds, Series 2021	4.625	06/01/57	5,780,605
1,000,000	(d)	MIDA Mountain Veterans Program Public Infrastructure District, Utah, Tax Allocation Revenue Bonds, Series 2024	5.200	06/01/54	984,104
1,500,000	(d)	MIDA Mountain Village Public Infrastructure District, Utah, Subordinate Tax Allocation Revenue Bonds, Series 2024-1	5.125	06/15/54	1,427,424
4,000,000	(d)	MIDA Mountain Village Public Infrastructure District, Utah, Subordinate Tax Allocation Revenue Bonds, Series 2024-2	6.000	06/15/54	4,131,556
1,000,000	(d)	Moonlight Village, Public Infrastructure District 1, Utah, Limited Tax General Obligation Bonds, Series 2025A	6.000	03/01/56	988,130

See Notes to Financial Statements	113

Portfolio of Investments March 31, 2025 (continued)

High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		UTAH (continued)
$1,485,000	(d)	Olympia Public Infrastructure District 1, Utah, Limited Tax General Obligation Bonds, Series 2024A-1	6.375%	03/01/55	$1,503,991
1,200,000	(d)	Red Bridge Public Infrastructure District 1, Utah, Limited Tax General Obligation Bonds Subordinate Series 2021B	7.375	08/15/51	984,594
2,600,000	(d)	Red Bridge Public Infrastructure District 1, Utah, Limited Tax General Obligation Bonds, Series 2021A	4.375	02/01/51	1,885,468
1,075,000	(d)	ROAM Public Infrastructure District 1, Utah, Limited Tax General Obligation Bonds, Series 2021A	4.250	03/01/51	775,656
424,000	(d)	ROAM Public Infrastructure District 1, Utah, Limited Tax General Obligation Bonds, Subordinate Series 2021B	7.375	03/15/51	341,470
19,000,000	(f)	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2017A, (AMT), (UB)	5.000	07/01/47	19,022,747
11,775,000	(f)	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2021A, (AMT), (UB)	5.000	07/01/51	11,817,183
10,320,000	(f)	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2023A, (AMT), (UB)	5.250	07/01/53	10,623,541
1,270,000	(d)	Sienna Hills Public Infrastructure District No. 1 Limited Tax General Obligation and Sales Tax Revenue Bonds, Utah, Series 2023A	6.750	07/01/35	1,276,638
885,000	(d)	Soleil Hills Public Infrastructure District No. 1, Utah, Limited Tax General Obligation and Special Revenue Bonds, Series 2025A	5.875	03/01/55	873,970
1,000,000	(d)	Sun Stone Infrastructure Financing District, Utah, Special Assessment Bonds, Assessment Area 1, Series 2024	6.750	06/01/54	957,343
4,965,000	(d)	Utah Charter School Finance Authority, Charter School Revenue Bonds, Paradigm High School Project, Series 2020A	5.125	07/15/51	4,301,524
8,370,000	(d)	Utah Charter School Finance Authority, Charter School Revenue Bonds, Saint George Academy Project, Series 2021A	5.000	06/15/56	6,494,630
15,820,000		Utah State Board of Regents, Research Revenue Bonds, Utah State University, Auxiliary System Series 2023	4.000	04/01/53	14,585,194
1,130,000	(d)	Viridian Farm Public Infrastructure District 1, Utah, General Obligation Bonds, Subordinate Limited Tax Series 2024A	5.875	03/01/54	1,129,959
500,000	(d)	Viridian Farm Public Infrastructure District 1, Utah, General Obligation Bonds, Subordinate Limited Tax Series 2024B	8.375	03/15/54	486,724
4,750,000	(d)	Wakara Ridge Public Infrastructure District, Utah, Special Assessment Bonds, Wakara Ridge Assessment Area, Series 2025	5.625	12/01/54	4,775,213
2,280,000	(d)	Wood Ranch Public Infrastructure District, Utah, Special Assessment Bonds, Wood Ranch Assessment Area 1, Series 2024	5.625	12/01/53	2,288,602

		TOTAL UTAH			168,319,890

		VIRGIN ISLANDS - 0.7%
6,375,000		Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2012A	5.000	10/01/32	6,182,558
8,250,000	(d)	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2014C	5.000	10/01/30	8,203,312
24,815,000	(d)	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2014C	5.000	10/01/39	23,601,070
500,000		Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 2012C	5.000	10/01/42	437,854
1,200,000	(d)	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Working Capital Series 2014A	5.000	10/01/29	1,180,778
19,510,000	(d)	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Bond Anticipation Notes, Senior Series 2021A	6.750	07/01/26	19,159,343
21,900,000	(d)	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Bond Anticipation Notes, Series 2024A	8.000	07/01/26	21,839,858
20,000		Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Refunding Series 2007A	5.000	07/01/25	19,899
1,515,000	(d)	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Refunding Series 2024B	10.250	07/01/26	1,515,414
975,000		Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Series 2007B	5.000	07/01/31	909,385
6,885,000	(d)	West Indian Company Limited, Virgin Islands, Port Facilities Revenue Bonds WICO Financing Series 2022A	6.375	04/01/52	6,602,619

114	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		VIRGIN ISLANDS (continued)
$13,000,000	(d)	West Indian Company Limited, Virgin Islands, Port Facilities Revenue Bonds WICO Financing Series 2022B, (AMT)	6.500%	04/01/52	$12,583,562

		TOTAL VIRGIN ISLANDS			102,235,652

		VIRGINIA - 1.6%
10,415,000	(d)	Atlantic Park Community Development Authority, Virginia, Revenue Bonds, Series 2023	6.250	08/01/45	9,793,333
24,250,000	(d),(e)	Bristol Industrial Development Agency, Virginia, Revenue Bonds, The Falls-Bristol Project, Series 2014B	3.493	11/01/44	13,630,350
2,133,000	(e)	Celebrate Virginia North Community Development Authority, Special Assessment Revenue Bonds, Series 2003B	4.125	03/01/22	1,343,790
4,956,000	(e)	Celebrate Virginia North Community Development Authority, Special Assessment Revenue Bonds, Series 2003B	4.356	03/01/25	3,122,280
8,378,000	(e)	Celebrate Virginia North Community Development Authority, Special Assessment Revenue Bonds, Series 2003B	4.455	03/01/34	5,278,140
1,095,000	(d)	Cherry Hill Community Development Authority, Virginia, Special Assesment Bonds, Potomac Shores Project, Series 2015	5.150	03/01/35	1,095,096
1,860,000	(d)	Cherry Hill Community Development Authority, Virginia, Special Assesment Bonds, Potomac Shores Project, Series 2015	5.400	03/01/45	1,860,105
5,000,000	(d)	Cutalong II Community Development Authority, Louisa County, Virginia, Special Assessment Revenue Bonds, Cutalong II Project, Series 2022	4.500	03/01/55	4,083,671
16,070,000	(f)	Hampton Roads Transportation Accountability Commision, Virginia, Revenue Bonds, Hampton Roads Transportation Fund, Senior Lien Series 2020A, (UB)	4.000	07/01/60	14,418,478
10,320,000	(f)	Hampton Roads Transportation Accountability Commission, Virginia, Revenue Bonds, Hampton Roads Transportation Fund, Senior Lien Series 2022A, (UB)	4.000	07/01/52	9,455,445
2,165,000	(d)	Industrial Development Authority of the City of Alexandria, Virginia, Tourism Development Financing Program Revenue Bonds (699 Prince Street Hotel Project) Senior Series 2022A-1 (Tax-Exempt) and Senior Series 2022B-1	7.750	09/01/44	2,272,718
5,525,000	(d)	Industrial Development Authority of the City of Alexandria, Virginia, Tourism Development Financing Program Revenue Bonds (699 Prince Street Hotel Project) Senior Series 2022A-1 (Tax-Exempt) and Senior Series 2022B-1	12.000	09/01/52	5,271,023
10,000,000	(d)	Industrial Development Authority of the City of Newport News, Virginia, Health System Revenue Bonds, Riverside Health System, Series 2017A	5.000	07/01/46	9,442,444
7,695,000	(f)	Lynchburg Economic Development Authority, Virginia, Hospital Revenue Bonds, Centra Health Obligated Group, Refunding Series 2021, (UB)	4.000	01/01/55	6,632,003
3,000,000		Norfolk Redevelopment and Housing Authority, Virginia, Fort Norfolk Retirement Community, Inc., Harbor’s Edge Project, Series 2019A	5.250	01/01/54	2,730,386
3,000,000		Norfolk Redevelopment and Housing Authority, Virginia, Revenue Bonds, Fort Norfolk Retirement Community, Inc. - Harbor’s Edge Project, Refunding Series 2014	5.000	01/01/46	2,737,936
5,275,000		Norfolk Redevelopment and Housing Authority, Virginia, Revenue Bonds, Fort Norfolk Retirement Community, Inc. - Harbor’s Edge Project, Refunding Series 2014	5.375	01/01/46	5,083,603
3,155,000	(d)	Richmond Redevelopment and Housing Authority, Virginia, Multi- Family Housing Revenue Bonds, American Tobacco Apartments, Series 2017	5.550	01/01/37	3,026,847
2,000,000		Virginia Beach Development Authority, Virginia, Residential Care Facility Revenue Bonds, Westminster Canterbury on Chesapeake Bay, Series 2023A	7.000	09/01/53	2,243,943
2,400,000	(d)	Virginia College Building Authority, Educational Facilities Revenue Bonds, Marymount University Project, Green Series 2015B	5.000	07/01/45	1,926,229
4,685,000	(d)	Virginia College Building Authority, Educational Facilities Revenue Bonds, Marymount University Project, Refunding Series 2015A	5.000	07/01/45	3,760,159
2,600,000		Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2023E-II	4.550	10/01/49	2,575,605

See Notes to Financial Statements	115

Portfolio of Investments March 31, 2025 (continued)

High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		VIRGINIA (continued)
$4,675,000	(f)	Virginia Housing Development Authority, Rental Housing Bonds, Series 2023B, (UB)	4.875%	03/01/61	$4,596,829
13,645,000	(d)	Virginia Small Business Finance Authority, Educational Facilities Revenue Bonds, Provident Resource Group - Rixey Student Housing Project, Series 2019A	5.500	07/01/49	11,521,834
19,855,000	(d)	Virginia Small Business Finance Authority, Educational Facilities Revenue Bonds, Provident Resource Group - Rixey Student Housing Project, Series 2019A	5.500	07/01/54	16,442,269
11,542,281	(d)	Virginia Small Business Finance Authority, Educational Facilities Revenue Bonds, Provident Resource Group - Rixey Student Housing Project, Series 2019B, (cash 7.500%, PIK 7.500%)	4.500	07/01/52	6,925,369
9,005,000	(f)	Virginia Small Business Finance Authority, Healthcare Facilities Revenue Bonds, Bon Secours Mercy Health, Inc., Series 2020A, (UB)	4.000	12/01/49	8,204,490
7,630,000	(d)	Virginia Small Business Finance Authority, Tourism Development Financing Program Revenue Bonds, Downtown Norfolk and Virginia Beach Oceanfront Hotel Projects, Series 2018A	8.375	04/01/41	7,387,770
1,965,000		Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform 66 P3 Project, Senior Lien Series 2017, (AMT)	5.000	12/31/49	1,968,245
9,000,000		Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform 66 P3 Project, Senior Lien Series 2017, (AMT)	5.000	12/31/52	8,986,368
22,950,000		Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform 66 P3 Project, Senior Lien Series 2017, (AMT)	5.000	12/31/56	22,642,032
1,655,000	(d)	Virginia Small Business Financing Authority, Solid Waste Disposal Revenue Bonds, Covanta Project, Series 2018, (AMT), (Mandatory Put 7/01/38)	5.000	01/01/48	1,651,091
9,335,000	(d)	Virginia Small Business Financing Authority, Sports and Entertainment Facilities Revenue Bonds, P3 VB Holdings LLC, Senior Series 2023A	8.500	12/01/52	9,149,990
2,200,000	(d)	West Falls Community Development Authority, Arlington County, Virginia, Revenue Bonds, Series 2022A	5.375	09/01/52	2,232,110
4,500,000	(f)	Williamsburg Economic Development Authority, Virginia, Student Housing Revenue Bonds, Provident Group - Williamsburg Properties LLC - William and Mary Project Series 2023A - AGM Insured, (UB)	4.125	07/01/58	4,133,819
17,265,000	(f)	Williamsburg Economic Development Authority, Virginia, Student Housing Revenue Bonds, Provident Group - Williamsburg Properties LLC - William and Mary Project Series 2023A - AGM Insured, (UB)	4.375	07/01/63	16,286,228

		TOTAL VIRGINIA			233,912,028

		WASHINGTON - 0.7%
1,500,000		King County Public Hospital District 4, Washington, Hospital Revenue Bonds, Snoqualmie Valley Hospital, Series 2015A	6.000	12/01/35	1,508,067
5,500,000		King County Public Hospital District 4, Washington, Hospital Revenue Bonds, Snoqualmie Valley Hospital, Series 2015A	6.250	12/01/45	5,399,776
450,000		Kitsap County Consolidated Housing Authority, Washington, Pooled Tax Credit Housing Revenue Bonds, Series 2007, (AMT)	5.500	06/01/27	448,892
3,660,000		Kitsap County Consolidated Housing Authority, Washington, Pooled Tax Credit Housing Revenue Bonds, Series 2007, (AMT)	5.600	06/01/37	3,444,593
3,000,000		Port of Seattle, Washington, Revenue Bonds, Refunding Intermediate Lien Series 2021C, (AMT)	5.000	08/01/46	3,038,210
18,000,000	(f)	Port of Seattle, Washington, Revenue Bonds, Refunding Intermediate Lien Series 2024B, (AMT), (UB)	5.250	07/01/49	18,751,052
3,305,000		Tacoma Consolidated Local Improvement District 65, Washington, Special Assessment Bonds, Series 2013	5.750	04/01/43	3,200,528
4,800,000	(f)	Washington Health Care Facilities Authority, Revenue Bonds, MultiCare Health System, Series 2015B, (UB)	4.125	08/15/43	4,461,633
1,510,000	(d),(f)	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Tender Option Bond Trust 2015- XF0150, (IF)	9.596	10/01/42	1,521,757

116	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		WASHINGTON (continued)
$630,000	(d),(f)	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Tender Option Bond Trust 2015- XF0150, (IF)	9.601%	10/01/42	$634,910
5,000,000		Washington State Convention Center Public Facilities District, Lodging Tax Revenue Bonds, Refunding Subordinate Series 2021B. Exchange Purchase	4.000	07/01/58	4,147,542
11,170,000	(f)	Washington State Convention Center Public Facilities District, Lodging Tax Revenue Bonds, Series 2018, (UB)	4.000	07/01/58	9,328,162
10,000,000	(f)	Washington State Convention Center Public Facilities District, Lodging Tax Revenue Bonds, Series 2018	5.000	07/01/58	10,093,187
12,255,365	(d)	Washington State Housing Finance Commission, Multifamily Revenue Bonds, Greentree Village Homes Project, Series 2008	5.264	02/01/26	12,183,096
1,750,000		Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Bayview Manor Senior Project, Series 2024	6.000	07/01/59	1,806,821
1,705,000	(d),(h)	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Herons Key Senior Living, Series 2015A, (Pre-refunded 7/01/25)	7.000	07/01/45	1,719,417
1,000,000	(d)	Washington State Housing Finance Commission, Nonprofit Revenue Bonds, Spokane International Academy Project, Series 2021A	5.000	07/01/50	953,281
2,550,000		Washington State Housing Finance Commission, Revenue Bonds, Riverview Retirement Community, Refunding Series 2012	5.000	01/01/48	2,347,015
10,000,000	(f)	Washington State Housing Finance Commission, Single Family Program Bonds, Social Series 2023-2N, (UB)	4.950	12/01/53	10,049,165

		TOTAL WASHINGTON			95,037,104

		WEST VIRGINIA - 0.6%
6,539,000		Berkeley, Hardy and Jefferson Counties, West Virginia, as Joint Issuers, Commercial Development Revenue Bonds, Scattered Site Housing Projects, Series 2010	5.750	12/01/44	6,306,613
2,500,000		Glenville State College, West Virginia, Revenue Bonds, Refunding & Improvement Series 2017	5.000	06/01/37	2,314,891
5,500,000		Glenville State College, West Virginia, Revenue Bonds, Refunding & Improvement Series 2017	5.250	06/01/47	4,890,998
450,000		Huntington, West Virginia, Tax Increment Revenue Bonds, Downtown Project 3, Refunding Series 2024A	5.500	06/01/49	443,940
4,745,000	(d)	Monongalia County Commission, West Virginia, Special District Excise Tax Revenue Bonds, University Town Centre Economic Opportunity Development District, Refunding & Improvement Series 2017A	5.500	06/01/37	4,805,557
8,390,000	(d)	Monongalia County Commission, West Virginia, Special District Excise Tax Revenue Bonds, University Town Centre Economic Opportunity Development District, Refunding & Improvement Series 2017A	5.750	06/01/43	8,487,343
1,095,000	(d)	Monongalia County Commission, West Virginia, Special District Excise Tax Revenue Bonds, University Town Centre Economic Opportunity Development District, Subordinate Improvement Series 2023A	7.000	06/01/43	1,150,722
875,000	(d)	Monongalia County, West Virginia, Tax Increment Revenue Bonds, University Town Centre Development District 4, Senior Refunding and Improvement Series 2023A	5.750	06/01/43	920,108
875,000	(d)	Monongalia County, West Virginia, Tax Increment Revenue Bonds, University Town Centre Development District 4, Senior Refunding and Improvement Series 2023A	6.000	06/01/53	921,331
1,000,000	(d)	South Charleston, West Virginia, Special District Excise Tax Revenue Improvement Bonds, South Charleston Park Place Project, Series 2022A	4.250	06/01/42	804,719
5,240,000	(d)	South Charleston, West Virginia, Special District Excise Tax Revenue Improvement Bonds, South Charleston Park Place Project, Series 2022A	4.500	06/01/50	4,136,545
3,660,000	(d)	West Virginia Economic Development Authority, Dock and Wharf Facilities Revenue Bonds, Empire Trimodal Terminal, LLC Project, Series 2020	7.625	12/01/40	2,907,064

See Notes to Financial Statements	117

Portfolio of Investments March 31, 2025 (continued)

High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		WEST VIRGINIA (continued)
$2,650,000	(d)	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Core Natural Resources, INC Project, AMT Series 2025, (AMT), (Mandatory Put 3/27/35)	5.450%	01/01/55	$2,714,507
6,075,000	(f)	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health System Obligated Group, Series 2018A, (UB)	4.000	06/01/51	5,564,289
12,000,000	(f)	West Virginia Hospital Finance Authority, Revenue Bonds, West Virginia University Health System Obligated Group, Improvement Series 2017A, (UB)	5.000	06/01/47	12,009,091
9,315,000	(f)	West Virginia Hospital Finance Authority, Revenue Bonds, West Virginia University Health System, Improvement Series 2023A, (UB)	4.125	06/01/42	9,066,137
14,175,000	(f)	West Virginia Hospital Finance Authority, Revenue Bonds, West Virginia University Health System, Improvement Series 2023A, (UB)	4.250	06/01/47	13,717,077
10,815,000	(f)	West Virginia Hospital Finance Authority, Revenue Bonds, West Virginia University Health System, Improvement Series 2023A, (UB)	4.375	06/01/53	10,309,449

		TOTAL WEST VIRGINIA			91,470,381

		WISCONSIN - 7.5%
16,950,000		Ashwaubenon Community Development Authority, Wisconsin, Lease Revenue Bonds, Brown County Expo Center Project, Series 2019	0.000	06/01/54	3,895,483
22,485,000	(d)	Gillett, Wisconsin, Solid Waste Disposal Revenue Bonds, WI RNG Hub North LLC Renewable Natural Gas Production Plant Project, Series 2021A	5.500	12/01/32	17,640,328
14,520,000		Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin, General Revenue Bonds, Refunding Series 2017	6.750	06/01/32	14,365,676
510,000	(d)	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Alamance Community School, Series 2021A	5.000	06/15/41	464,630
1,000,000	(d)	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Alamance Community School, Series 2021A	5.000	06/15/51	848,268
900,000	(d)	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Alamance Community School, Series 2021A	5.000	06/15/56	740,468
1,600,000	(d)	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, American Preparatory Academy, Las Vegas 2 Project, Series 2019A	5.000	07/15/54	1,508,839
6,760,000	(d)	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, American Preparatory Academy, Las Vegas Project, Series 2017	5.375	07/15/52	6,722,564
6,725,000	(d)	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Chattahoochee Hills Project, Series 2017A	5.875	06/15/47	5,986,044
1,000,000	(d)	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Coral Academy of Science, Reno, Series 2022A	5.875	06/01/52	1,009,343
1,510,000	(d)	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Coral Academy of Science, Reno, Series 2022A	6.000	06/01/62	1,526,853
5,195,000	(d)	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Cornerstone Charter Academy, North Carolina, Series 2016A	5.125	02/01/46	5,195,031
335,000	(d)	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Corvian Community School Bonds, North Carolina, Series 2019A	5.000	06/15/39	311,985
1,000,000	(d)	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Corvian Community School, North Carolina, Series 2017A	5.000	06/15/37	957,357
1,630,000	(d)	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Corvian Community School, North Carolina, Series 2017A	5.125	06/15/47	1,466,517
1,090,000	(d)	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Envision Science Academy Project, Series 2016A	5.125	05/01/36	1,068,786
3,445,000	(d)	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Envision Science Academy Project, Series 2016A	5.250	05/01/46	3,228,614
3,030,000		Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Explore Knowledge Foundation Las Vegas Project, Series 2012A	6.000	07/15/42	3,031,682

118	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		WISCONSIN (continued)
$1,930,000	(d)	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Hapeville Charter Project, Series 2025A	5.750%	02/01/52	$1,985,030
6,280,000	(d)	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Mallard Creek STEM Academy, North Carolina, Series 2019	5.250	06/15/49	6,142,523
10,210,000	(d)	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, North Carolina Charter Educational Foundation Project, Series 2016A	5.000	06/15/36	9,266,667
40,610,000	(d)	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, North Carolina Charter Educational Foundation Project, Series 2016A	5.000	06/15/46	33,036,369
3,320,000	(d)	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Phoenix Academy Charter School, North Carolina, Series 2017A	5.625	06/15/37	3,262,844
17,350,000	(d)	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Phoenix Academy Charter School, North Carolina, Series 2017A	5.875	06/15/47	16,625,651
1,400,000	(d)	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Point College Preparatory, Series 2020A	5.000	06/15/41	1,210,733
3,790,000	(d)	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Point College Preparatory, Series 2020A	5.000	06/15/55	3,026,977
1,000,000	(d)	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Research Triangle High School Project, North Carolina, Series 2015A	5.375	07/01/35	1,000,943
1,590,000	(d)	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Research Triangle High School Project, North Carolina, Series 2015A	5.625	07/01/45	1,590,660
2,875,000	(d)	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Uwharrie Charter Academy, North Carolina, Series 2017A	5.500	06/15/37	2,908,448
6,325,000	(d)	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Uwharrie Charter Academy, North Carolina, Series 2017A	5.625	06/15/47	6,347,977
5,765,000	(d)	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Vegas Vista Academy, Series 2024A	7.000	06/01/59	5,461,449
392,868	(d),(e)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/47	11,394
343,416	(d),(e)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/48	9,385
337,921	(d),(e)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/49	8,670
326,932	(d),(e)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/50	7,763
321,437	(d),(e)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/51	7,203
417,594	(d),(e)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/52	8,678
412,099	(d),(e)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/53	8,089
398,362	(d),(e)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/54	7,336
390,120	(d),(e)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/55	6,776
381,878	(d),(e)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/56	6,291

See Notes to Financial Statements	119

Portfolio of Investments March 31, 2025 (continued)

High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		WISCONSIN (continued)
$20,783,601	(d),(e)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	5.500%	07/01/56	$15,286,571
423,088	(d),(e)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/57	6,550
412,099	(d),(e)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/58	6,023
401,109	(d),(e)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/59	5,559
392,868	(d),(e)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/60	5,103
387,373	(d),(e)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/61	4,733
376,384	(d),(e)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/62	4,342
368,142	(d),(e)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/63	4,024
359,899	(d),(e)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/64	3,741
354,405	(d),(e)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/65	3,454
381,878	(d),(e)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/66	3,443
4,599,030	(d),(e)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/67	37,530
176,604	(d),(e)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/46	5,549
174,116	(d),(e)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/47	5,050
172,872	(d),(e)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/48	4,725
171,629	(d),(e)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/49	4,403
169,140	(d),(e)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/50	4,016
185,309	(d),(e)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/51	4,152
4,770,373	(d),(e)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	3.750	07/01/51	3,279,962
184,065	(d),(e)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/52	3,825
181,578	(d),(e)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/53	3,564

120	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		WISCONSIN (continued)
$180,334	(d),(e)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000%	01/01/54	$3,321
177,847	(d),(e)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/55	3,089
175,359	(d),(e)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/56	2,889
174,116	(d),(e)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/57	2,696
171,629	(d),(e)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/58	2,508
170,385	(d),(e)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/59	2,361
169,140	(d),(e)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/60	2,197
166,653	(d),(e)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/61	2,036
165,411	(d),(e)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/62	1,908
162,923	(d),(e)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/63	1,781
161,679	(d),(e)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/64	1,681
160,434	(d),(e)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/65	1,564
157,947	(d),(e)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/66	1,424
2,057,071	(d),(e)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B	0.000	01/01/67	16,787
25,000,000	(d)	Public Finance Authority of Wisconsin, Contract Revenue Bonds, Mercer Crossing Public Improvement District Project, Series 2017	7.000	03/01/47	25,572,957
940,000	(d)	Public Finance Authority of Wisconsin, Education Revenue Bonds, Carolina International School, Series 2018A	5.250	08/01/38	949,007
1,240,000	(d)	Public Finance Authority of Wisconsin, Education Revenue Bonds, Carolina International School, Series 2018A	5.500	08/01/48	1,253,987
5,280,000	(d)	Public Finance Authority of Wisconsin, Education Revenue Bonds, Casa Esperanza Montessori, Series 2021A	4.375	06/01/46	4,274,473
9,815,000	(d)	Public Finance Authority of Wisconsin, Education Revenue Bonds, Casa Esperanza Montessori, Series 2021A	4.500	06/01/56	7,652,281
6,875,000	(d)	Public Finance Authority of Wisconsin, Education Revenue Bonds, Corvian Community School, North Carolina Series 2023A	6.250	06/15/53	6,942,056
1,030,000	(d)	Public Finance Authority of Wisconsin, Education Revenue Bonds, Pioneer Springs Community School, Series 2020A	6.250	06/15/40	1,006,276
5,350,000	(d)	Public Finance Authority of Wisconsin, Education Revenue Bonds, Pioneer Springs Community School, Series 2020A	6.500	06/15/50	5,234,458
1,510,000	(d)	Public Finance Authority of Wisconsin, Education Revenue Bonds, Pioneer Springs Community School, Taxable Series 2020B	7.500	06/15/30	1,497,782
1,000,000		Public Finance Authority of Wisconsin, Education Revenue Bonds, Shining Rock Classical Academy, Series 2022A	6.000	06/15/52	973,451

See Notes to Financial Statements	121

Portfolio of Investments March 31, 2025 (continued)

High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		WISCONSIN (continued)
$955,000		Public Finance Authority of Wisconsin, Education Revenue Bonds, Shining Rock Classical Academy, Series 2022A	6.125%	06/15/57	$930,021
1,945,000	(d)	Public Finance Authority of Wisconsin, Education Revenue Bonds, The Capitol Encore Academy, Series 2019A	5.500	06/01/49	1,814,141
1,300,000	(d)	Public Finance Authority of Wisconsin, Education Revenue Bonds, The Capitol Encore Academy, Series 2021A	5.000	06/01/56	1,103,862
500,000		Public Finance Authority of Wisconsin, Educational Facilities Revenue Bonds, Cincinnati Classical Academy, Series 2024A	6.000	06/15/64	496,575
4,385,000	(d)	Public Finance Authority of Wisconsin, Educational Facilities Revenue Bonds, Lake Erie College, Series 2019A	5.875	10/01/54	2,825,337
5,625,000	(d),(i)	Public Finance Authority of Wisconsin, Educational Facilities Revenue Bonds, Lindenwood Education system, Series 2025A	5.500	06/01/40	5,775,148
1,000,000	(d)	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, LEAD Academy Project, Series 2016A	5.000	08/01/36	856,095
3,000,000	(d)	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, LEAD Academy Project, Series 2016A	5.125	08/01/46	2,329,868
2,875,000	(d)	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, LEAD Academy Project, Series 2021	5.000	08/01/56	2,060,613
4,395,000		Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, Lenoir-Rhyne University, Refunding Series 2022	5.000	04/01/43	4,276,677
4,000,000		Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, Lenoir-Rhyne University, Refunding Series 2022	5.125	04/01/52	3,822,951
5,300,000		Public Finance Authority of Wisconsin, Health Care Facilities Revenue Bonds, Blue Ridge HealthCare, Refunding Series 2020A	3.000	01/01/50	3,841,898
1,725,000	(d)	Public Finance Authority of Wisconsin, Healthcare Facility Expansion Revenue Bonds, Church Homes of Hartford Inc Project, Refunding Series 2015A	5.000	09/01/38	1,687,101
16,835,000	(d)	Public Finance Authority of Wisconsin, Hotel Revenue Bonds, Grand Hyatt San Antonio Hotel Acquisition Project, Subordinate Lien Series 2022B	6.000	02/01/62	17,428,543
8,500,000	(d),(e)	Public Finance Authority of Wisconsin, Limited Obligation Grant Revenue Bonds, American Dream @ Meadowlands Project, Series 2017A	6.250	08/01/27	8,223,750
21,045,000	(d),(e)	Public Finance Authority of Wisconsin, Limited Obligation Grant Revenue Bonds, American Dream @ Meadowlands Project, Series 2017A	6.750	08/01/31	18,887,888
61,170,000	(d)	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017	6.500	12/01/37	61,832,018
41,330,000	(d)	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017	6.750	12/01/42	41,835,243
226,900,000	(d)	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017	7.000	12/01/50	257,165,916
6,710,000	(d)	Public Finance Authority of Wisconsin, Project Revenue Bonds, Irving Convention Center Hotel Project, First Tier Series 2017A-2	7.000	01/01/50	7,010,909
4,750,000	(d)	Public Finance Authority of Wisconsin, Revenue Anticipation Bonds, Texas Infrastructure Authority Program, Astro Texas Land Projects, Refunding & Improvement Series 2025	5.000	12/15/36	4,761,290
13,650,000	(d)	Public Finance Authority of Wisconsin, Revenue Anticipation Capital Appreciation Bonds, Texas Infrastructure Authority Program, Myrtle Creek Project, Series 2025	0.000	12/15/41	4,766,482
16,910,000	(d),(e)	Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Gulf Coast Zoo, Series 2018A	6.500	09/01/48	10,146,000
2,600,000	(d),(e)	Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Gulf Coast Zoo, Taxable Series 2018B	6.750	09/01/29	1,560,000
3,100,000	(d),(e)	Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Proton Therapy Center, Senior Series 2017A	6.250	10/01/31	310,000
10,000,000	(d),(e)	Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Proton Therapy Center, Senior Series 2017A	6.850	10/01/47	1,000,000
4,700,000	(d),(e)	Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Proton Therapy Center, Senior Series 2017A	7.000	10/01/47	470,000

122	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		WISCONSIN (continued)
$2,000,000	(d),(e)	Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Proton Therapy Center, Senior Series 2017B	8.500%	10/01/47	$20
5,000,000		Public Finance Authority of Wisconsin, Revenue Bonds, Bayhealth Medical Center Project, Series 2021A - BAM Insured	3.000	07/01/50	3,709,632
3,000,000	(d),(e)	Public Finance Authority of Wisconsin, Revenue Bonds, Delray Beach Radiation Therapy Center, Subordinate Series 2017B	0.000	11/01/46	300,000
1,220,000		Public Finance Authority of Wisconsin, Revenue Bonds, Prime Healthcare Foundation, Inc., Series 2017A	5.200	12/01/37	1,244,435
2,725,000		Public Finance Authority of Wisconsin, Revenue Bonds, Prime Healthcare Foundation, Inc., Series 2017A	5.350	12/01/45	2,755,834
18,790,000	(d),(e)	Public Finance Authority of Wisconsin, Revenue Bonds, Procure Proton Therapy Center, Senior Series 2018A	6.950	07/01/38	13,153,000
60,680,000	(d),(e)	Public Finance Authority of Wisconsin, Revenue Bonds, Procure Proton Therapy Center, Senior Series 2018A	7.000	07/01/48	42,476,000
4,410,000		Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health Sciences, Series 2015	5.875	04/01/45	4,412,419
28,365,000		Public Finance Authority of Wisconsin, Revenue Bonds, SearStone Retirement Community, Series 2023A	5.000	06/01/52	26,519,207
9,500,000	(d)	Public Finance Authority of Wisconsin, Revenue Bonds, Senior Revenue Bonds, Proton International Arkansas, LLC, Series 2021A	6.850	01/01/51	6,631,412
6,650,000	(d)	Public Finance Authority of Wisconsin, Revenue Bonds, Viticus Group Project, Series 2022A	4.250	12/01/51	5,403,302
4,180,000		Public Finance Authority of Wisconsin, Senior Airport Facilities Revenue and Refunding Bonds, TrIPS Obligated Group, Series 2012B	5.000	07/01/42	4,094,635
5,605,000	(d),(e)	Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland Proton Treatment Center, Series 2018A-1	6.125	01/01/33	2,522,250
22,230,000	(d),(e)	Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland Proton Treatment Center, Series 2018A-1	6.250	01/01/38	10,003,500
90,145,000	(d),(e)	Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland Proton Treatment Center, Series 2018A-1	6.375	01/01/48	40,565,250
1,000,000		Public Finance Authority of Wisconsin, Student Housing Revenue Bonds, KSU Bixby Real Estate Foundation, LLC Project, Junior Subordinate, Series 2025C	5.750	06/15/55	1,014,153
500,000		Public Finance Authority of Wisconsin, Student Housing Revenue Bonds, KSU Bixby Real Estate Foundation, LLC Project, Senior Series 2025A	5.250	06/15/50	511,435
1,000,000		Public Finance Authority of Wisconsin, Student Housing Revenue Bonds, KSU Bixby Real Estate Foundation, LLC Project, Senior Series 2025A	5.250	06/15/55	1,016,906
550,000		Public Finance Authority of Wisconsin, Student Housing Revenue Bonds, KSU Bixby Real Estate Foundation, LLC Project, Subordinate, Series 2025B	5.250	06/15/45	558,235
750,000		Public Finance Authority of Wisconsin, Student Housing Revenue Bonds, KSU Bixby Real Estate Foundation, LLC Project, Subordinate, Series 2025B	5.500	06/15/55	763,707
2,600,000	(d)	Public Finance Authority of Wisconsin, Student Housing Revenue Bonds, University of Hawaii Foundation Project, Green and Social Series 2021A-1	4.000	07/01/61	2,008,215
2,000,000	(d)	Public Finance Authority of Wisconsin, Student Housing Revenue Bonds, University of Hawaii Foundation Project, Subordinate Green and Social Series 2021B	5.250	07/01/61	1,715,405
4,865,000	(c),(e)	Public Finance Authority of Wisconsin, Wisconsin Revenue Note, KDC Agribusiness LLC Project, Series 2022B	15.000	12/31/25	486
7,750,000	(d)	Public Finance Authority, Wisconsin, Revenue Bonds, Two Step Project, Series 2024	0.000	12/15/34	4,334,112
6,500,000	(d)	Public Finance Authority, Wisconsin, Revenue Bonds, Ultimate Medical Academy, Taxable Series 2019B	6.125	10/01/49	5,715,852
21,625,000	(d)	Public Finance Authority, Wisconsin, Revenue Bonds, Vonore Fiber Products Sustainable Packaging Project, Taxable Green Series 2019	7.500	06/01/29	21,042,362
35,100,000	(d)	Public Finance Authority, Wisconsin, Tax Increment Revenue Senior Bonds, World Center Project Series 2024A	5.000	06/01/41	35,716,854

See Notes to Financial Statements	123

Portfolio of Investments March 31, 2025 (continued)

High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		WISCONSIN (continued)
$3,215,000	(d)	Public Finance Authority, Wisconsin, Tax Increment Revenue Subordinate Bonds, World Center Project Series 2024B	8.000%	06/15/42	$3,237,078
6,650,000	(d)	Saint Croix Chippewa Indians of Wisconsin, Revenue Bonds, Refunding Senior Series 2021	5.000	09/30/41	5,918,875
13,825,000	(f)	University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds, Series 2018A, (UB)	4.250	04/01/48	12,977,192
2,130,000	(d)	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Rocket Education Obligated Group, Series 2017C	5.250	06/01/40	2,093,752
8,500,000		Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Agnesian HealthCare, Inc., Series 2017	4.000	07/01/47	7,937,981
1,850,000	(e)	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, American Baptist Homes of the Midwest Obligated Group, Refunding Series 2017	5.000	08/01/37	1,275,539
10,000,000	(f)	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Aspirus, Inc. Obligated Group, Series 2017, (UB)	5.000	08/15/52	10,016,959
1,500,000		Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Dickson Hollow Phase 2 Project, Series 2024	6.125	10/01/59	1,531,370
5,620,000	(f)	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Froedtert Health, Inc. Obligated Group, Series 2017A, (UB)	5.000	04/01/48	5,664,777
15,345,000	(f)	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Marshfield Clinic Health System Inc Series 2024A - BAM Insured, (UB)	4.500	02/15/54	14,895,955
9,745,000	(f)	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Medical College of Wisconsin, Inc., Series 2016, (UB)	4.000	12/01/46	9,007,978
30,000,000	(f)	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Medical College of Wisconsin, Inc., Series 2022, (UB)	4.000	12/01/51	27,228,375
1,650,000		Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Mile Bluff Medical Center, Inc., Series 2014	5.500	05/01/34	1,602,930
2,635,000		Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Mile Bluff Medical Center, Inc., Series 2014	5.750	05/01/39	2,504,077
1,000,000		Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Oakwood Lutheran Senior Ministries, Series 2021	4.000	01/01/57	783,998
10,105,000	(f)	Wisconsin Housing and Economic Development Authority, Home Ownership Revenue Bonds, Social Series 2024A, (UB)	4.750	09/01/50	10,011,031
12,500,000	(f)	Wisconsin Housing and Economic Development Authority, Home Ownership Revenue Bonds, Social Series 2024B, (UB)	4.750	03/01/51	12,318,375
10,115,000	(f)	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series 2018A, (UB)	4.300	11/01/53	9,053,000

		TOTAL WISCONSIN			1,079,471,799

		WYOMING - 0.2%
10,245,000		Larmie County, Wyoming, Hospital Revenue Bonds, Cheyenne Regional Medical Center Project, Refunding Series 2021	3.000	05/01/42	8,073,656
8,250,000	(f)	Wyoming Community Development Authority, Housing Revenue Bonds, 2023 Series 3, (UB)	4.850	12/01/48	8,295,033
12,765,000	(f)	Wyoming Community Development Authority, Housing Revenue Bonds, 2025 Series 1, (UB)	4.650	12/01/45	12,775,631

		TOTAL WYOMING			29,144,320

		TOTAL MUNICIPAL BONDS (Cost $19,457,799,058)			18,268,622,587

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		VARIABLE RATE SENIOR LOAN INTERESTS - 0.0%

		CAPITAL GOODS - 0.0%
6,819,826	(c),(e)	KDC Agribusiness Fairless Hills LLC	12.000	09/15/23	682

		TOTAL CAPITAL GOODS			682

		CONSUMER DURABLES & APPAREL - 0.0%
1,096,191	(c)	Cahava Springs Advance, (CME Term SOFR 1 Month + –%)	7.500	12/31/26	1,096,191

		TOTAL CONSUMER DURABLES & APPAREL			1,096,191

124	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
$347,170	(c)	Tuscan Gardens of Palm Coast	15.000%	10/12/25	$347,170

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			347,170

		TOTAL VARIABLE RATE SENIOR LOAN INTERESTS (Cost $8,263,187)			1,444,043

		TOTAL LONG-TERM INVESTMENTS (Cost $19,500,126,014)			18,298,120,684

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SHORT-TERM INVESTMENTS - 0.8%
		REPURCHASE AGREEMENTS - 0.8%
109,150,000	(k)	Fixed Income Clearing Corporation	4.350	04/01/25	109,150,000

		TOTAL REPURCHASE AGREEMENTS (Cost $109,150,000)			109,150,000

		TOTAL SHORT-TERM INVESTMENTS (Cost $109,150,000)			109,150,000

		TOTAL INVESTMENTS - 127.5% (Cost $19,609,276,014)			18,407,270,684

		FLOATING RATE OBLIGATIONS - (34.7)%			(5,004,553,000)

		OTHER ASSETS & LIABILITIES, NET - 7.2%			1,034,888,757

		NET ASSETS - 100%			$14,437,606,441

AMT	Alternative Minimum Tax
ETM	Escrowed to maturity

IF

Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.

PIK

Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.

UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.

(a)	Common Stock received as part of spin-off from WestRock Company.

(b)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

(c)	For fair value measurement disclosure purposes, investment classified as Level 3.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $4,756,042,428 or 25.8% of Total Investments.

(e)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.

(f)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.

(g)	Step-up coupon bond, a bond with a coupon that increases (“steps up”), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.

(h)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.

(i)	When-issued or delayed delivery security.

(j)	Inverse floating rate trust is a non recourse trust.

(k)

Agreement with Fixed Income Clearing Corporation, 4.350% dated 3/31/25 to be repurchased at $109,163,189 on 4/1/25, collateralized by Government Agency Securities, with coupon rates 3.875%–4.250% and maturity dates 8/15/34–11/15/34, valued at $111,333,149.

See Notes to Financial Statements	125

Portfolio of Investments March 31, 2025 (continued)

High Yield

Investments in Derivatives

Credit Default Swaps - OTC Uncleared

SOLD

Counterparty	Reference Entity	Fixed Rate (Annualized)	Current Credit Spread (a)	Fixed Rate Payment Frequency	Maturity Date	Notional Amount(b)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Citigroup Global Markets Inc.(c)	City of Chicago	1.000%	2.09%	QUARTERLY	12/20/25	$5,000,000	$13,067	$(30,164)	$43,231
Citigroup Global Markets Inc.(c)	City of Chicago	1.000	3.13	QUARTERLY	6/20/28	60,000,000	89,000	(2,382,980)	2,471,980
Citigroup Global Markets Inc.(c)	State of Illinois	1.000	1.38	QUARTERLY	12/20/25	25,000,000	120,833	(47,896)	168,729

Total						$90,000,000	$222,900	$(2,461,040)	$2,683,940

(a)

The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.

(b)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

(c)	For fair value measurement disclosure purposes, investment classified as Level 3.

126	See Notes to Financial Statements

Portfolio of Investments March 31, 2025

Short Duration High Yield

SHARES		DESCRIPTION			VALUE

		LONG-TERM INVESTMENTS - 94.6%
		COMMON STOCKS - 0.0%
		MATERIALS - 0.0%
153	(a),(b)	PALOUSE FIBER HOLDINGS			$2

		TOTAL MATERIALS			2

		TOTAL COMMON STOCKS (Cost $22,950)			2

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		CORPORATE BONDS - 0.2%
		CONSUMER SERVICES - 0.2%
$10,500,000	(a)	Wild Rivers Water Park	8.500%	11/01/51	7,875,000

		TOTAL CONSUMER SERVICES			7,875,000

		TOTAL CORPORATE BONDS (Cost $9,660,509)			7,875,000

SHARES		DESCRIPTION			VALUE

		EXCHANGE-TRADED FUNDS - 0.4%
950,000	(c),(d)	Nuveen High Yield Municipal Bond ETF			23,826,000

		TOTAL EXCHANGE-TRADED FUNDS (Cost $24,014,250)			23,826,000

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MORTGAGE-BACKED SECURITIES - 0.0%
325,000		New York City Housing Development Corporation, New York, Multi-Family Mortgage Revenue Bonds, 8 Spruce Street, Class D Series 2024, New York	4.000	12/15/31	329,988

		TOTAL MORTGAGE-BACKED SECURITIES (Cost $325,000)			329,988

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MUNICIPAL BONDS - 93.9%
		ALABAMA - 3.2%
2,120,000	(e)	Alabama Private Colleges and University Facilities Authority, Limited Obligation Bonds, University of Mobile Project, Series 2015A	5.350	09/01/27	2,122,374
50,000,000	(f),(g)	Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds, Project 7 Series 2022C-2, (Mandatory Put 6/01/29) (SOFR*0.67% + 2.150%), (UB)	5.708	02/01/53	51,582,975
2,220,000		Black Belt Energy Gas District, Alabama, Gas Project Revenue Bonds, Series 2024A, (Mandatory Put 9/01/32)	5.250	05/01/55	2,375,589
1,645,000		Hoover Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds, United States Steel Corporation Proejcet, Green Series 2020, (AMT), (Mandatory Put 11/01/30)	6.375	11/01/50	1,843,182
6,125,000		Hoover Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2019, (AMT)	5.750	10/01/49	6,380,778
200,000		MidCity Improvement District, Alabama, Special Assessment Revenue Bonds, Series 2022	3.875	11/01/27	194,134
15,050,000		Mobile County Industrial Development Authority, Alabama, Solid Waste Disposal Revenue Bonds, AM/NS Calvert LLC Project, Series 2024B, (AMT)	4.750	12/01/54	14,243,636
5,955,000	(h)	Montgomery Medical Clinic Board, Alabama, Health Care Facility Revenue Bonds, Jackson Hospital & Clinic, Series 2015	5.000	03/01/33	3,736,762
7,350,000	(h)	Montgomery Medical Clinic Board, Alabama, Health Care Facility Revenue Bonds, Jackson Hospital & Clinic, Series 2015	5.000	03/01/36	4,612,125
8,345,000		Phenix City Industrial Development Board, Alabama, Environmental Improvement Revenue Refunding Bonds, MeadWestvaco Coated Board Project, Series 2012A, (AMT)	4.125	05/15/35	8,055,503

See Notes to Financial Statements	127

Portfolio of Investments March 31, 2025 (continued)

Short Duration High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		ALABAMA (continued)
$5,000,000		Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue Bonds, Project 1, Refunding Series 2024A, (Mandatory Put 4/01/32)	5.000%	08/01/54	$5,296,519
10,000,000		Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue Bonds, Project 2, Refunding Series 2024B, (Mandatory Put 5/01/32)	5.000	06/01/49	10,484,175
50,000,000	(f),(g)	Southeast Energy Authority, Alabama, Commodity Supply Revenue Bonds, Project 3, Fixed Rate Series 2022A-1, (Mandatory Put 12/01/29) (SOFR*0.67% + 2.420%), (UB)	5.978	01/01/53	52,267,865
9,000,000	(e)	Tuscaloosa County Industrial Development Authority, Alabama, Gulf Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A	5.250	05/01/44	9,095,564

		TOTAL ALABAMA			172,291,181

		ALASKA - 0.0%
260,000		Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Senior Series 2021A Class 1	4.000	06/01/41	244,028

		TOTAL ALASKA			244,028

		ARIZONA - 2.6%
24,815,000	(f),(g)	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series 2007B (LIBOR 3 M*0.67% + 0.810%), (UB)	4.597	01/01/37	23,977,196
2,975,000	(e),(f)	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Tender Option Bond Trust Series 2023- XF3088, (IF)	6.765	01/01/37	2,639,912
2,975,000	(e),(f)	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Tender Option Bond Trust Series 2023- XF3088, (IF)	6.765	01/01/37	2,639,912
1,485,000	(e),(f)	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Tender Option Bond Trust Series 2023- XF3088, (IF)	6.773	01/01/37	1,317,540
1,485,000	(e),(f)	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Tender Option Bond Trust Series 2023- XF3088, (IF)	6.837	01/01/37	1,317,372
500,000	(e)	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2017D	5.000	07/01/37	503,798
425,000	(e)	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Somerset Academy of Las Vegas ? Aliante and Skye Canyon Campus Projects, Series 2021A	3.000	12/15/31	390,002
385,000	(e)	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center, Inc. Project, Series 2017B	4.000	03/01/27	381,384
130,000	(e)	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Academies of Math & Science Projects, Series 2022	5.000	07/01/32	132,381
1,245,000		Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, KIPPC NYC Public Charter Schools - Jerome Facility Project, Social Series 2021B	4.000	07/01/41	1,136,443
685,000	(e)	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Leman Academy of Excellence - Parker Colorado Campus Project, Series 2019A	4.500	07/01/29	678,719
3,435,000	(e)	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Leman Academy of Excellence - Parker Colorado Campus Project, Series 2019A	5.000	07/01/49	3,226,479
245,000	(e)	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Mater Academy of Nevada - Mountain Vista Campus Project, Series 2018A	4.750	12/15/28	247,579
680,000	(e)	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Pinecrest Academy of Nevada ? Horizon, Inspirada and St. Rose Campus Projects, Series 2018A	5.750	07/15/38	690,316
360,000	(e)	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Pinecrest Academy-Cadence Campus Project, Series 2020A	4.000	07/15/30	357,469

128	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		ARIZONA (continued)
$30,885,000	(e)	Arizona Industrial Development Authority, Arizona, Hotel Revenue Bonds, Provident Group ? Falcon Properties LLC, Project, Senior Series 2022A-1	4.000%	12/01/41	$24,076,698
1,825,000	(e),(h)	Arizona Industrial Development Authority, Education Facility Revenue Bonds, Caurus Academy Project, Series 2018A	5.850	06/01/29	1,277,500
945,000		Arizona Industrial Development Authority, Multifamily Housing Revenue Bonds, Bridgewater Avondale Project, Series 2017	4.750	01/01/28	885,019
2,520,000	(e)	Arizona Industrial Development Authority, Revenue Bonds, Mirabella at ASU Project, Refunding Series 2023A	4.700	10/01/28	2,316,755
10,095,000	(e)	Arizona Industrial Development Authority, Revenue Bonds, Mirabella at ASU Project, Refunding Series 2023B, (Mandatory Put 1/01/27)	5.350	10/01/28	9,476,245
5,675,000		Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2019, (AMT), (Mandatory Put 6/01/29)	4.000	06/01/49	5,654,985
650,000	(e)	Coconino County Industrial Development Authority, Arizona, Education Revenue Bonds, Flagstaff Arts & Leadership Academy Project, Refunding Series 2020	4.750	07/01/30	620,724
225,000	(e)	Eastmark Community Facilities District 1, Mesa, Arizona, General Obligation Bonds, Series 2015	4.000	07/15/25	224,628
69,000	(e)	Eastmark Community Facilities District 1, Mesa, Arizona, Special Assessment Revenue Bonds, Assessment District 2, Series 2014	4.375	07/01/25	68,993
250,000	(e)	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Autism Charter Schools Project, Social Series 2021A	4.000	07/01/31	245,268
1,460,000	(e)	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Benjamin Franklin Charter School Projects, Series 2018A	4.800	07/01/28	1,485,081
650,000	(e)	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Legacy Traditional Schools Projects, Series 2021A	3.000	07/01/31	604,241
385,000	(e)	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Legacy Traditional Schools Projects, Series 2021A	4.000	07/01/41	340,245
5,000,000		Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Legacy Traditional Schools Projects, Series 2024	4.000	07/01/34	4,792,738
5,000,000		Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Legacy Traditional Schools Projects, Series 2024	4.000	07/01/39	4,541,451
1,745,000	(e)	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Sun Valley Academy, Series 2024A	5.250	07/01/34	1,772,393
2,885,000	(e)	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Sun Valley Academy, Series 2024A	6.250	07/01/44	2,973,611
130,000	(e)	Maricopa County Industrial Development Authority, Arizona, Educational Facilities Revenue Bonds, Ottawa University Projects, Series 2020	5.000	10/01/26	128,497
425,000	(e)	Maricopa County Industrial Development Authority, Arizona, Educational Facilities Revenue Bonds, Ottawa University Projects, Series 2020	5.125	10/01/30	411,085
11,500,000		Maricopa County Pollution Control Corporation, Arizona, Pollution Control Revenue Bonds, El Paso Electric Company Palo Verde Project, Refunding Series 2012A	4.500	08/01/42	11,121,506
1,085,000	(e)	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Northwest Christian School Project, Series 2020A	5.000	09/01/45	963,027
1,175,000		Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Villa Montessori, Inc. Projects, Series 2015	5.000	07/01/45	1,116,154
535,000	(e)	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, American Leadership Academy Project, Series 2019	5.000	06/15/34	535,240

See Notes to Financial Statements	129

Portfolio of Investments March 31, 2025 (continued)

Short Duration High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		ARIZONA (continued)
$660,000	(e)	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, American Leadership Academy Project, Series 2019	5.000%	06/15/39	$651,258
6,995,000	(e),(h)	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Refunding Series 2020	5.000	07/01/30	4,896,500
595,000	(h)	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2016	4.375	07/01/26	416,500
600,000	(e),(h)	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2019	5.125	07/01/30	420,000
1,870,000	(e),(h)	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2019	5.500	07/01/40	1,309,000
370,000	(e)	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Imagine East Mesa Charter Schools Project, Series 2019	5.000	07/01/29	372,248
425,000	(e)	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Imagine East Mesa Charter Schools Project, Series 2019	5.000	07/01/34	426,022
575,000	(e)	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Imagine East Mesa Charter Schools Project, Series 2019	5.000	07/01/39	565,394
1,685,000	(i)	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Leading Edge Academy Maricopa Charter School Project, Series 2013, (Pre-refunded 12/01/25)	7.750	12/01/43	1,735,385
630,000	(e)	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2017	6.125	02/01/28	653,599
1,820,000	(e)	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Synergy Public Charter School Project, Series 2020	5.000	06/15/35	1,800,767
2,525,000	(e)	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Synergy Public Charter School Project, Series 2020-1	5.000	06/15/35	2,498,317
290,000		Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, The Paideia Academies Project, 2019	4.125	07/01/29	280,384
5,185,000		Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Charter Schools Refunding Project, Series 2016R	5.000	07/01/31	5,190,474
100,000		Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007	5.000	12/01/37	105,342
444,000	(e)	Show Low Bluff Community Facilities District, Show Low, Arizona, Special Assessment Bonds, Area One, Series 2007	5.600	07/01/31	438,942
1,250,000	(e)	Sierra Vista Industrial Development Authority, Arizona, Education Facility Revenue Bonds, American Leadership Academy Project, Series 2024	5.000	06/15/34	1,280,036
286,000		Southside Community Facilities District 1, Prescott Valley, Arizona, Special Assessment Revenue Bonds, Series 2008	7.250	07/01/32	266,426
1,155,000	(e)	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Mirabella at ASU Project, Series 2017A	5.500	10/01/27	1,055,348
10,000	(e)	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Mirabella at ASU Project, Series 2017A	6.000	10/01/37	7,381

		TOTAL ARIZONA			139,637,909

130	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		ARKANSAS - 0.7%
$19,810,000	(e)	Arkansas Development Finance Authority, Arkansas, Environmental Improvement Revenue Bonds, United States Steel Corporation, Green Series 2022, (AMT)	5.450%	09/01/52	$20,298,224
17,410,000		Arkansas Development Finance Authority, Arkansas, Environmental Improvement Revenue Bonds, United States Steel Corporation, Green Series 2023, (AMT)	5.700	05/01/53	18,093,640
415,000	(e)	Arkansas Development Finance Authority, Charter School Revenue Bonds, Academy of Math and Science - Little Rock Project Taxable Series 2024B	8.500	07/01/28	418,079
1,250,000	(e)	Arkansas Development Finance Authority, Industrial Development Revenue Bonds, Big River Steel Project, Series 2019, (AMT)	4.500	09/01/49	1,191,619

		TOTAL ARKANSAS			40,001,562

		CALIFORNIA - 5.9%
7,215,000		Antelope Valley Healthcare District, California, Revenue Bonds, Series 2016A	5.000	03/01/31	7,173,326
7,565,000		Antelope Valley Healthcare District, California, Revenue Bonds, Series 2016A	5.250	03/01/36	7,468,967
1,000,000	(e),(f)	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Tender Option Bond Trust 2016-XG0019, Formerly Tender Option Bond Trust 4740, (IF)	6.247	04/01/36	1,018,404
355,000		Blythe Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Redevelopment Project 1, Refunding Series 2015	5.000	05/01/25	355,541
9,455,000		California Community Choice Financing Authority, Clean Energy Project Revenue Bonds, Green Series 2023C, (Mandatory Put 10/01/31)	5.250	01/01/54	9,884,556
5,000,000		California Community Choice Financing Authority, Clean Energy Project Revenue Bonds, Green Series 2024G, (Mandatory Put 8/01/32)	5.000	11/01/55	5,238,642
6,000,000		California Community Choice Financing Authority, Clean Energy Project Revenue Bonds, Green Series 2024H, (Mandatory Put 8/01/33)	5.000	01/01/56	6,512,038
50,000,000	(f),(g)	California Community Choice Financing Authority, Clean Energy Project Revenue Bonds, Green SIFMA Index Rate Series 2022A-1, (Mandatory Put 8/01/28) (SOFR*0.67% + 1.700%), (UB)	5.258	05/01/53	50,045,730
5,000,000	(e)	California Community Housing Agency, California, Essential Housing Revenue Bonds, K Street Flats, Series 2021A-2	4.000	08/01/50	3,894,916
14,700,000	(e)	California Community Housing Agency, Workforce Housing Revenue Bonds, Annadel Apartments, Series 2019A	5.000	04/01/49	12,528,278
250,000	(e)	California Enterprise Development Authority, Charter School Revenue Bonds, Rocklin Academy Project, Refunding Series 2021A	4.000	06/01/36	236,417
630,000	(e)	California Enterprise Development Authority, Charter School Revenue Bonds, Rocklin Academy Project, Refunding Series 2021A	4.000	06/01/51	539,033
225,000		California Health Facilities Financing Authority, Revenue Bonds, Children’s Hospital Los Angeles, Series 2017A	4.000	08/15/34	218,999
1,000,000		California Health Facilities Financing Authority, Revenue Bonds, Children’s Hospital Los Angeles, Series 2017A	5.000	08/15/47	992,025
4,250,000		California Housing Finance Agency, California, Multifamily Housing Revenue Bonds, Power Station Block 7B, Limited Obligation Senior Series 2024L	5.200	12/01/27	4,308,918
14,239		California Housing Finance Agency, Municipal Certificate Revenue Bonds, Class A Series 2021-1	3.500	11/20/35	13,608
20,450,000	(e)	California Infrastructure and Economic Development Bank, Revenue Bonds, Brightline West Passenger Rail Project, Green Bond Series 2025A, (AMT), (Mandatory Put 1/01/35)	9.500	01/01/65	20,450,209
110,000		California Municipal Finance Authority Charter School Revenue Bonds, John Adams Academies, Inc. Project, Series 2015A	4.500	10/01/25	110,000
270,000	(e)	California Municipal Finance Authority Charter School Revenue Bonds, River Charter Schools Project, Series 2018A	4.500	06/01/28	268,139

See Notes to Financial Statements	131

Portfolio of Investments March 31, 2025 (continued)

Short Duration High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		CALIFORNIA (continued)
$395,000	(e)	California Municipal Finance Authority, Revenue Bonds, Creative Center of Los Altos Project?Pinewood & Oakwood Schools, Series 2016B	4.000%	11/01/26	$394,438
1,150,000	(e)	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Bella Mente Montessori Academy Project, Series 2018A	5.000	06/01/28	1,162,353
555,000	(e)	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Nova Academy Project, Series 2016A	4.000	06/15/26	548,516
1,900,000	(e)	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Nova Academy Project, Series 2016A	5.000	06/15/46	1,781,201
170,000	(e)	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Santa Rosa Academy Project, Series 2015	4.375	07/01/25	169,967
680,000	(e)	California Municipal Finance Authority, Charter School Revenue Bonds, Palmdale Aerospace Academy Project, Series 2018A	3.875	07/01/28	673,792
840,000		California Municipal Finance Authority, Education Revenue Bonds, American Heritage Foundation Project, Series 2016A	5.000	06/01/36	844,706
220,000	(e)	California Municipal Finance Authority, Education Revenue Bonds, STREAM Charter Schools Project, Series 2020A	5.000	06/15/41	208,586
22,836,675	(e)	California Municipal Finance Authority, Multifamily Housing Revenue Bonds, Pacific Oaks Senior Apartments, Series 2022A, (Mandatory Put 7/01/32)	4.000	07/01/57	21,828,755
175,000	(e)	California Municipal Finance Authority, Revenue Bonds, Community Health Centers of the Central Coast, Inc., Series 2021A	5.000	12/01/36	178,609
5,000,000		California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien Series 2018A, (AMT)	5.000	12/31/43	5,012,574
350,000		California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2015	5.000	11/01/27	350,135
1,425,000		California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2017A	5.000	11/01/28	1,440,745
2,595,000		California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2017A	5.250	11/01/29	2,630,609
1,990,000		California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2017A	5.000	11/01/30	2,007,688
1,000,000		California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2017A	5.250	11/01/31	1,011,646
1,000,000	(e)	California Municipal Finance Authority, Revenue Bonds, Simpson University, Series 2020A	6.000	10/01/50	1,006,684
14,940,000		California Municipal Finance Authority, Special Facility Revenue Bonds, United Airlines, Inc. Los Angeles International Airport Project, Series 2019, (AMT)	4.000	07/15/29	14,792,724
135,000	(j)	California Municipal Finance Authority, Special Tax Revenue Bonds, Community Facilities District 2023-11 Hesperia- Silverwood Improvement Area 1, Series 2025	4.500	09/01/35	132,829
500,000	(j)	California Municipal Finance Authority, Special Tax Revenue Bonds, Community Facilities District 2023-11 Hesperia- Silverwood Improvement Area 1, Series 2025	5.000	09/01/40	504,124
635,000	(j)	California Municipal Finance Authority, Special Tax Revenue Bonds, Community Facilities District 2023-11 Hesperia- Silverwood Improvement Area 1, Series 2025	5.000	09/01/45	631,003
2,575,000		California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2015A- 3, (AMT)	4.300	07/01/40	2,576,745
1,355,000	(e)	California Public Finance Authority, Charter School Lease Revenue Bonds, California Crosspoint Academy Project, Series 2020A	4.250	07/01/30	1,277,133
415,000		California Public Finance Authority, Charter School Lease Revenue Bonds, Multicultural Learning Center Project, Series 2017A	5.250	06/15/27	417,580
1,000,000		California Public Finance Authority, Senior Living Revenue Bonds, The James, Senior Series 2024A	5.700	06/01/34	984,760
5,500,000		California Public Finance Authority, Senior Living Revenue Bonds, The James, Senior Series 2024A	5.875	06/01/39	5,274,003

132	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		CALIFORNIA (continued)
$860,000	(e)	California Public Finance Authority, University Housing Revenue Bonds, National Campus Community Development - Claremont Properties LLC Claremont Colleges Project, Refunding Series 2023A	5.000%	07/01/35	$896,299
1,375,000	(e)	California Public Finance Authority, University Housing Revenue Bonds, National Campus Community Development - Claremont Properties LLC Claremont Colleges Project, Refunding Series 2023A	5.250	07/01/40	1,451,164
1,905,000	(e)	California School Finance Authority Charter School Revenue Bonds, California, ACE Charter Schools, Obligated Group, Series 2016A	4.500	06/01/29	1,897,737
2,755,000	(e)	California School Finance Authority Charter School Revenue Bonds, California, ACE Charter Schools, Obligated Group, Series 2016A	5.000	06/01/42	2,632,349
1,135,000	(e)	California School Finance Authority Charter, School Revenue Bonds, Rocketship Education, Mateo Sheedy Project, Series 2015A	4.250	03/01/28	1,130,874
515,000	(e)	California School Finance Authority, California, Charter School Revenue Bonds, Encore Education Obligated Group, Series 2016A	0.000	06/01/26	489,250
1,935,000	(e)	California School Finance Authority, California, Charter School Revenue Bonds, Hayward Twin Oaks Montessori Charter School Project, Series 2024A	5.500	06/15/39	1,886,148
265,000	(e)	California School Finance Authority, California, Charter School Revenue Bonds, TEACH Public Schools Obligated Group, Series 2019A	5.000	06/01/29	267,043
750,000	(e)	California School Finance Authority, California, Charter School Revenue Bonds, TEACH Public Schools Obligated Group, Series 2019A	5.000	06/01/39	748,658
2,080,000	(e)	California School Finance Authority, Charter School Lease Revenue Bonds, Pathways to College Project, Series 2023A	7.250	06/15/43	2,134,467
405,000	(e)	California School Finance Authority, Charter School Lease Revenue Bonds, Pathways to College Project, Taxable Series 2023B	7.500	06/15/29	416,378
10,000	(e)	California School Finance Authority, Charter School Revenue Bonds, Aspire Public School - Obligated Group, Issue No.6, Series 2020A	5.000	08/01/42	10,002
400,000	(e)	California School Finance Authority, Charter School Revenue Bonds, CIty Charter School Obligated Group, Series 2016A	5.000	06/01/26	401,453
385,000	(e)	California School Finance Authority, Charter School Revenue Bonds, Downtown College Prep - Obligated Group, Series 2016	4.000	06/01/26	231,000
1,000,000	(e)	California School Finance Authority, Charter School Revenue Bonds, Downtown College Prep - Obligated Group, Series 2016	4.500	06/01/31	600,000
230,000	(e),(i)	California School Finance Authority, Charter School Revenue Bonds, Escuela Popular Charter School, Series 2017, (ETM)	5.500	07/01/27	238,138
250,000	(e)	California School Finance Authority, Charter School Revenue Bonds, Escuela Popular Charter School, Series 2017	5.500	07/01/27	252,091
695,000	(e)	California School Finance Authority, Charter School Revenue Bonds, Partnerships to Uplift Communities Project, Refunding Social Series 2023	5.000	08/01/33	721,895
500,000	(e)	California School Finance Authority, Charter School Revenue Bonds, Partnerships to Uplift Communities Project, Refunding Social Series 2023	5.250	08/01/38	516,227
370,000	(e)	California School Finance Authority, Charter School Revenue Bonds, Rocketship Education ? Obligated Group, Series 2016A	5.000	06/01/26	370,290
630,000	(e)	California School Finance Authority, Charter School Revenue Bonds, Rocketship Education ? Obligated Group, Series 2017A	4.500	06/01/27	631,186
975,000	(e)	California School Finance Authority, Charter School Revenue Bonds, Rocketship Education ? Obligated Group, Series 2017A	5.000	06/01/34	979,909
315,000	(e)	California School Finance Authority, Charter School Revenue Bonds, Rocketship Public Schools ? Obligated Group, Series 2017G	5.000	06/01/30	319,133

See Notes to Financial Statements	133

Portfolio of Investments March 31, 2025 (continued)

Short Duration High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		CALIFORNIA (continued)
$6,865,000	(e)	California School Finance Authority, Charter School Revenue Bonds, Russell Westbrook Why Not? Academy ? Obligated Group, Series 2021A	4.000%	06/01/61	$5,039,936
240,000		California School Finance Authority, Charter School Revenue Bonds, Santa Clarita Valley International School Project, Series 2021A	4.000	06/01/31	225,902
100,000		California School Finance Authority, Charter School Revenue Bonds, Santa Clarita Valley International School Project, Series 2021A	4.000	06/01/41	81,522
2,165,000	(e)	California School Finance Authority, Charter School Revenue Bonds, Scholarship Prep Public Schools ? Obligated Group, Series 2023A	5.500	06/01/43	2,177,966
250,000	(e)	California School Finance Authority, Charter School Revenue Bonds, Social Bonds ? iLead Lancaster Project, Series 2021A	4.000	06/01/31	238,625
435,000	(e)	California School Finance Authority, Charter School Revenue Bonds, Social Bonds ? iLead Lancaster Project, Series 2021A	5.000	06/01/41	413,087
1,465,000	(e)	California School Finance Authority, Charter School Revenue Bonds, Valley International Preparatory High School Project, Series 2022A	5.000	03/01/37	1,279,831
255,000	(e)	California School Finance Authority, School Facility Revenue Bonds, Granada Hills Charter High School Obligated Group, Series 2021A	4.000	07/01/29	256,234
145,000	(e)	California Statewide Communities Development Authority Revenue Bonds, California Baptist University, Refunding Series 2017A	5.000	11/01/32	147,191
1,100,000	(e)	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A	5.000	12/01/41	1,103,669
11,000,000	(e)	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A	5.000	12/01/46	10,905,339
3,830,000	(e)	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A	5.250	12/01/56	3,834,638
850,000	(e)	California Statewide Communities Development Authority, College Housing Revenue Bonds, National Campus Community Development - Hooper Street LLC Project, Series 2019	5.000	07/01/29	866,011
7,900,000		California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System/West, Series 2015A	5.000	03/01/45	7,904,224
155,000		California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 2015-2 Rio Bravo, Series 2015A	4.375	09/01/25	155,366
1,005,000		California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Refunding Series 2015R-1	5.000	09/02/25	1,013,047
1,045,000		California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Refunding Series 2015R-1	5.000	09/02/26	1,052,252
405,000		California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2018A	4.000	09/02/28	407,245
2,150,000		California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2018A	5.000	09/02/38	2,202,417
6,580	(a),(h)	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A	5.750	12/31/25	6,580
14,583	(a),(h)	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A	5.750	07/01/30	14,582
1,006	(a),(h)	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A	5.750	07/01/35	1,006

134	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		CALIFORNIA (continued)
$2,624	(a),(h)	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005G	5.500%	12/31/25	$2,624
5,367	(a),(h)	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005H	5.750	07/01/25	5,367
315,000		Compton Public Finance Authority, California, Lease Revenue Bonds, Refunding & Various Capital Projects, Series 2008 - AMBAC Insured	5.250	09/01/27	315,282
2,060,000	(e)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Acacia on Santa Rosa Creek, Mezzanine Lien Series 2021B	4.000	10/01/46	1,626,419
1,175,000	(e)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Renaissance at City Center, Series 2020A	5.000	07/01/51	1,108,427
2,500,000	(e)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Vineyard Gardens Apartments, Senior Lien Series 2021A	3.250	10/01/58	1,705,035
740,000	(i)	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-1, (Pre- refunded 6/01/28)	5.000	06/01/35	791,188
3,800,000		Grossmont Healthcare District, California, General Obligation Bonds, Refunding Series 2015D	4.000	07/15/40	3,812,413
10,000,000		Inland Empire Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Series 2007C-1.Turbo Capital Appreciation	0.000	06/01/36	4,663,106
340,000		Lathrop, California, Limited Obligation Improvement Bonds, Crossroads Assessment District, Series 2015	4.000	09/02/25	340,300
85,000		Lathrop, California, Special Tax Bonds, Community Facilities District 2018-1 Central Lathrop Specific Plan Improvement Areas 1, Series 2019	4.200	09/01/25	84,958
105,000		Lathrop, California, Special Tax Bonds, Community Facilities District 2018-1 Central Lathrop Specific Plan Improvement Areas 1, Series 2019	4.350	09/01/26	105,012
125,000		Lathrop, California, Special Tax Bonds, Community Facilities District 2018-1 Central Lathrop Specific Plan Improvement Areas 1, Series 2019	4.400	09/01/27	124,872
145,000		Lathrop, California, Special Tax Bonds, Community Facilities District 2018-1 Central Lathrop Specific Plan Improvement Areas 1, Series 2019	4.500	09/01/28	144,927
1,120,000		Lathrop, California, Special Tax Bonds, Community Facilities District 2018-1 Central Lathrop Specific Plan Improvement Areas 1, Series 2019	5.100	09/01/33	1,131,429
55,000		Lathrop, California, Special Tax Bonds, Community Facilities District 2018-1 Central Lathrop Specific Plan Improvement Areas 2, Series 2019	4.200	09/01/25	54,973
65,000		Lathrop, California, Special Tax Bonds, Community Facilities District 2018-1 Central Lathrop Specific Plan Improvement Areas 2, Series 2019	4.350	09/01/26	65,008
80,000		Lathrop, California, Special Tax Bonds, Community Facilities District 2018-1 Central Lathrop Specific Plan Improvement Areas 2, Series 2019	4.400	09/01/27	79,918
95,000		Lathrop, California, Special Tax Bonds, Community Facilities District 2018-1 Central Lathrop Specific Plan Improvement Areas 2, Series 2019	4.500	09/01/28	94,982
695,000		Lathrop, California, Special Tax Bonds, Community Facilities District 2018-1 Central Lathrop Specific Plan Improvement Areas 2, Series 2019	5.100	09/01/33	702,092
110,000		Lathrop, California, Special Tax Bonds, Community Facilities District 2018-1 Central Lathrop Specific Plan Improvement Areas 3, Series 2019	4.200	09/01/25	109,946
130,000		Lathrop, California, Special Tax Bonds, Community Facilities District 2018-1 Central Lathrop Specific Plan Improvement Areas 3, Series 2019	4.350	09/01/26	130,015

See Notes to Financial Statements	135

Portfolio of Investments March 31, 2025 (continued)

Short Duration High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		CALIFORNIA (continued)
$155,000		Lathrop, California, Special Tax Bonds, Community Facilities District 2018-1 Central Lathrop Specific Plan Improvement Areas 3, Series 2019	4.400%	09/01/27	$154,841
180,000		Lathrop, California, Special Tax Bonds, Community Facilities District 2018-1 Central Lathrop Specific Plan Improvement Areas 3, Series 2019	4.500	09/01/28	179,966
1,390,000		Lathrop, California, Special Tax Bonds, Community Facilities District 2018-1 Central Lathrop Specific Plan Improvement Areas 3, Series 2019	5.100	09/01/33	1,404,184
25,000		Lathrop, California, Special Tax Bonds, Community Facilities District 2018-1 Central Lathrop Specific Plan Improvement Areas 5, Series 2019	4.450	09/01/25	24,992
30,000		Lathrop, California, Special Tax Bonds, Community Facilities District 2018-1 Central Lathrop Specific Plan Improvement Areas 5, Series 2019	4.600	09/01/26	30,019
35,000		Lathrop, California, Special Tax Bonds, Community Facilities District 2018-1 Central Lathrop Specific Plan Improvement Areas 5, Series 2019	4.650	09/01/27	34,996
45,000		Lathrop, California, Special Tax Bonds, Community Facilities District 2018-1 Central Lathrop Specific Plan Improvement Areas 5, Series 2019	4.750	09/01/28	45,033
335,000		Lathrop, California, Special Tax Bonds, Community Facilities District 2018-1 Central Lathrop Specific Plan Improvement Areas 5, Series 2019	5.350	09/01/33	339,719
1,845,000		Lathrop, California, Special Tax Bonds, Community Facilities District 2018-1 Central Lathrop Specific Plan Improvement Areas 5, Series 2019	5.850	09/01/49	1,856,435
40,000		Lathrop, California, Special Tax Bonds, Community Facilities District 2018-1, Central Lathrop Specific Plan Improvement Areas 4, Series 2019	4.200	09/01/25	39,981
45,000		Lathrop, California, Special Tax Bonds, Community Facilities District 2018-1, Central Lathrop Specific Plan Improvement Areas 4, Series 2019	4.350	09/01/26	45,005
55,000		Lathrop, California, Special Tax Bonds, Community Facilities District 2018-1, Central Lathrop Specific Plan Improvement Areas 4, Series 2019	4.400	09/01/27	54,944
65,000		Lathrop, California, Special Tax Bonds, Community Facilities District 2018-1, Central Lathrop Specific Plan Improvement Areas 4, Series 2019	4.500	09/01/28	64,967
495,000		Lathrop, California, Special Tax Bonds, Community Facilities District 2018-1, Central Lathrop Specific Plan Improvement Areas 4, Series 2019	5.100	09/01/33	500,051
105,000		Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007A	5.500	11/15/37	117,393
6,000,000		Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2018A, (AMT)	5.250	05/15/48	6,087,761
1,005,000		Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2016B	5.000	07/01/38	1,009,164
7,370,000	(g)	Modesto Irrigation District Financing Authority, California, Domestic Water Project Revenue Bonds, Index Rate Series 2007 - NPFG Insured (TSFR3M*0.67% + 0.630%)	3.699	09/01/37	7,008,577
690,000		ndio, California, Special Tax Bonds, Community Facilities District 2004-3 Terra Lago, Improvement Area 1, Series 2015	5.000	09/01/26	694,384
755,000		ndio, California, Special Tax Bonds, Community Facilities District 2004-3 Terra Lago, Improvement Area 1, Series 2015	5.000	09/01/28	758,308
100,000		Palm Desert, California, Special Tax Bonds, Community Facilities District 2021-1 University Park, Series 2021	3.000	09/01/31	93,489
110,000		Palm Desert, California, Special Tax Bonds, Community Facilities District 2021-1 University Park, Series 2021	4.000	09/01/41	100,347
500,000		Perris Joint Powers Authority, California, Local Agency Revenue Bonds, Community Facilities District 2001-1 May Farms Improvement Area 6 &7, Refunding Series 2014E	5.000	09/01/25	500,693

136	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		CALIFORNIA (continued)
$525,000		Perris Joint Powers Authority, California, Local Agency Revenue Bonds, Community Facilities District 2001-1 May Farms Improvement Area 6 &7, Refunding Series 2014E	5.000%	09/01/26	$525,752
100,000		Poway Unified School District, San Diego County, California, Special Tax Bonds, Community Facilities District 15 Del Sur East Improvement Area C, Series 2016	5.000	09/01/26	102,766
700,000		Rancho Cordova, California, Special Tax Bonds, Community Facilities District 2018-1 Grantline 208, Series 2021B	4.000	09/01/41	639,315
750,000		Riverside County, California, Special Tax Bonds, Community Facilities District 03-1 Newport Road, Series 2014	5.000	09/01/25	755,245
375,000		Roseville, California, Special Tax Bonds, Community Facilities District 1 Hewlett Parkard Campus Oaks, Series 2016	4.000	09/01/26	378,082
20,000,000		San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2016B, (AMT)	5.000	05/01/46	20,002,198
230,000	(e)	San Francisco City and County Infrastructure and Revitalization Financing District 1 Treasure Island, California, Tax Increment Revenue Bonds, Facilities Increment Series 2022A	5.000	09/01/27	240,019
400,000	(e)	San Francisco City and County Infrastructure and Revitalization Financing District 1 Treasure Island, California, Tax Increment Revenue Bonds, Facilities Increment Series 2022A	5.000	09/01/32	426,885
385,000	(e)	San Francisco City and County Infrastructure and Revitalization Financing District 1 Treasure Island, California, Tax Increment Revenue Bonds, Facilities Increment Series 2022A	5.000	09/01/37	400,950
1,100,000	(e)	San Francisco City and County, California, Special Tax Bonds, Community Facilities District 2016-1 Treasure Island Improvement Area 2, Series 2022A	4.000	09/01/32	1,080,205
30,000		San Jacinto, California, Special Tax Bonds, Community Facilities District 2002-1 Rancho San Jacinto Phase 2, Series 2016	5.000	09/01/30	30,401
100,000	(e)	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities District 16-01, Series 2017	5.500	09/01/27	103,167
375,000		Tracy, California, Special Tax Bonds, Community Facilities District 2016-2, Improvement Area 2, Series 2021	4.000	09/01/36	364,303
65,000		West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 2015-1 Arambel-KDN, Refunding Series 2015	5.000	09/01/25	65,463

		TOTAL CALIFORNIA			321,106,305

		COLORADO - 8.1%
1,250,000	(e)	Aerotropolis Regional Transportation Authority, Colorado, Special Revenue Bonds, Series 2024	5.500	12/01/44	1,274,877
1,750,000	(e)	Aerotropolis Regional Transportation Authority, Colorado, Special Revenue Bonds, Series 2024	5.750	12/01/54	1,806,508
2,011,854		Alpine Mountain Ranch Metropolitan District, Routt County, Colorado, Special Assessment Revenue Bonds, Special Improvement District 1, Refunding Series 2021	4.000	12/01/40	1,824,656
3,632,084		Alpine Mountain Ranch Metropolitan District, Routt County, Colorado, Special Assessment Revenue Bonds, Special Improvement District 2, Series 2021	4.000	12/01/40	3,290,411
3,870,000		Arista Metropolitan District, Broomfield County, Colorado, General Obligation Limited Tax Bonds, Refunding and Improvement Series 2023B	8.250	12/15/39	3,980,598
215,000	(i)	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006 - SYNCORA GTY Insured, (ETM)	5.875	10/01/26	220,357
2,605,000		Aurora Highlands Community Authority Board, Adams County, Colorado, Special Tax Revenue Bonds, Refunding & Improvement Series 2021A	5.750	12/01/51	2,432,668
678,000		Aviation Station North Metropolitan District 2, Denver County, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2019A	4.000	12/01/29	661,788
2,850,000		Aviation Station North Metropolitan District 2, Denver County, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2019A	5.000	12/01/48	2,712,576
2,530,000		Base Village Metropolitan District 2, Colorado, General Obligation Bonds, Refunding Series 2016A	5.750	12/01/46	2,530,897

See Notes to Financial Statements	137

Portfolio of Investments March 31, 2025 (continued)

Short Duration High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		COLORADO (continued)
$635,000		Bennett Ranch Metropolitan District 1, Adams County, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Tax Series 2021A	5.000%	12/01/51	$558,356
525,000		Berthoud-Heritage Metropolitan District 10, Larimer County, Colorado, Limited Tax General Obligation Bonds, Senior Series 2022A	4.250	12/01/31	493,239
1,565,000		Berthoud-Heritage Metropolitan District 10, Larimer County, Colorado, Limited Tax General Obligation Bonds, Senior Series 2022A	4.500	12/01/41	1,360,100
1,500,000		Bradley Heights Metropolitan District 2, Colorado Springs, El Paso County, Colorado, General Obligation Limited Tax Bonds, Series 2021A-3	4.750	12/01/51	1,156,502
4,380,000		Broadway Station Metropolitan District 2, Denver City and County, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Series 2019A	5.000	12/01/35	3,909,983
20,625,000		Broadway Station Metropolitan District 2, Denver City and County, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Series 2019A	5.125	12/01/48	16,790,722
6,151,000		Broadway Station Metropolitan District 3, Denver City and County, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Series 2019A	5.000	12/01/39	5,316,817
12,050,000		Broadway Station Metropolitan District 3, Denver City and County, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Series 2019A	5.000	12/01/49	9,396,796
4,985,000		Broadway Station Metropolitan District 3, Denver County, Colorado, Tax Increment Supported Revenue Bonds, Series 2023A	7.000	12/15/32	4,808,225
180,000		Cathedral Pines Metropolitan District, El Paso County, Colorado, General Obligation Bonds, Refunding Series 2016	4.000	12/01/26	179,836
854,000		Clear Creek Transit Metropolitan District 2, Adams County, Colorado, Revenue Supported Limited Tax General Obligation Bonds, Series 2021A	4.000	12/01/31	744,986
1,125,000		Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds World Compass Academy Project, Series 2017	4.625	10/01/27	1,105,343
250,000	(e)	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Aspen Ridge School Project, Series 2015A	4.125	07/01/26	249,675
845,000	(e)	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Belle Creek Charter School, Series 2022A	5.000	03/15/32	843,942
1,935,000	(e)	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Belle Creek Charter School, Series 2022A	5.125	03/15/42	1,900,343
45,000	(e)	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Belle Creek Charter School, Taxable Series 2022B	5.250	03/15/26	44,612
600,000		Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Union Colony School Project, Series 2018	5.000	04/01/38	609,607
1,660,000	(e)	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Global Village Academy - Northglenn Project, Series 2020	5.000	12/01/40	1,587,827
2,210,000	(e)	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Global Village Academy - Northglenn Project, Series 2020	5.000	12/01/50	2,035,724
1,525,000	(e)	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Rocky Mountain Classical Academy Project, Refunding Series 2019	5.000	10/01/29	1,549,840
2,270,000	(e)	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Rocky Mountain Classical Academy Project, Refunding Series 2019	5.000	10/01/39	2,270,855
3,520,000	(e)	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Rocky Mountain Classical Academy Project, Refunding Series 2019	5.000	10/01/59	3,261,925

138	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		COLORADO (continued)
$3,000,000	(h)	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes of the Midwest Obligated Group, Series 2013	8.000%	08/01/43	$1,913,515
375,000	(e),(h)	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes Project, Series 2016	5.000	02/01/27	339,595
280,000	(e),(h)	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sunny Vista Living Center Project, Refunding & Improvement Series 2015A	5.000	12/01/25	259,584
750,000	(e),(h)	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sunny Vista Living Center Project, Refunding & Improvement Series 2015A	5.500	12/01/30	585,794
1,000,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital Association, Series 2015	5.000	05/15/40	1,000,503
500,000		Colorado International Center Metropolitan District 14, Denver, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2018	5.625	12/01/32	501,882
363,000		Colorado International Center Metropolitan District 3, Aurora, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Series 2016	4.625	12/01/31	350,761
268,000		Crystal Crossing Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2016	4.500	12/01/26	269,039
10,835,000		Dawson Trails Metropolitan District 1, Colorado, In The Town of Castle Rock, Limited Tax General Obligation Capital Appreciation Turbo Bonds, Series 2024	0.000	12/01/31	6,312,833
10,000,000		Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2018A, (AMT)	5.250	12/01/48	10,139,400
2,286,000		Denver International Business Center Metropolitan District 1, Denver, Colorado, General Obligation Bonds, Subordinate Limited Tax Series 2019B	6.000	12/01/48	2,326,672
1,540,000	(e)	Denver Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds, 9th and Colorado Urban Redevelopment Area, Series 2018A	5.250	12/01/39	1,519,425
440,000	(e)	Denver Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds, 9th and Colorado Urban Redevelopment Area, Series 2018A	5.250	12/01/39	434,121
457,000	(e)	DIATC Metropolitan District, Commerce City, Adams County, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Series 2019	3.250	12/01/29	429,435
482,000	(e)	Elbert and Highway 86 Commercial Metropolitan District, Elbert County, Colorado, Special Revenue and Tax Supported Bonds, Refunding & Improvement Senior Series 2021A	3.750	12/01/29	464,875
1,700,000	(e)	Elbert and Highway 86 Commercial Metropolitan District, Elbert County, Colorado, Special Revenue and Tax Supported Bonds, Refunding & Improvement Senior Series 2021A	5.000	12/01/41	1,636,764
20,950,000	(e)	Falcon Area Water and Wastewater Authority (El Paso County, Colorado), Tap Fee Revenue Bonds, Series 2022A	6.750	12/01/34	20,287,574
305,000		Fiddler’s Business Improvement District, Colorado, Limited Tax General Obligation Bonds, Greenwood Village Project, Series 2022	5.000	12/01/32	312,227
1,000,000		Fiddler’s Business Improvement District, Colorado, Limited Tax General Obligation Bonds, Greenwood Village Project, Series 2022	5.550	12/01/47	1,018,764
3,800,000		Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue Bonds, Series 2014	6.000	12/01/38	3,655,633
7,900,000		Fourth North Business Improvement District, Silverthorne, Summit County, Colorado, Special Revenue and Tax Supported Bonds, Refunding & Improvement Senior Series 2022A	5.250	12/01/32	7,930,591
4,020,000		Fourth North Business Improvement District, Silverthorne, Summit County, Colorado, Special Revenue and Tax Supported Bonds, Refunding & Improvement Senior Series 2022A	5.500	12/01/42	4,009,807
2,000,000	(e)	Future Legends Sports Park Metropolitan District 2, Colorado, Limited Tax General Obligation Bonds, Series 2020A	5.500	06/01/50	1,741,207

See Notes to Financial Statements	139

Portfolio of Investments March 31, 2025 (continued)

Short Duration High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		COLORADO (continued)
$1,540,000	(e)	Granary Metropolitan District 9, Weld County, Colorado, Special Assessment Revenue Bonds, Special Improvement District 1, Series 2024	5.450%	12/01/44	$1,487,470
3,035,000		Grand Junction Dos Rios General Improvement District, Grand Junction, Mesa County, Colorado, Special Revenue Bonds, Series 2021	4.000	12/01/31	2,770,984
3,075,000		Grand Junction Dos Rios General Improvement District, Grand Junction, Mesa County, Colorado, Special Revenue Bonds, Series 2021	4.500	12/01/41	2,556,257
1,170,000		Green Valley Ranch East Metropolitan District 6, Adams County, Colorado, Limited Tax General Obligation Bonds, Series 2020A-3	5.250	12/01/32	1,170,284
4,250,000	(e)	Hess Ranch Metropolitan District 5, Parker, Colorado, Special Assessment Revenue Bonds, Special Improvement District 2, Series 2024	5.500	12/01/44	4,149,446
1,288,000		Highlands Metropolitan District 1, Broomfield City and County, colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2021	4.000	12/01/31	1,191,537
550,000		Highlands Metropolitan District 1, Broomfield City and County, colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2021	5.000	12/01/41	511,170
5,070,000		Hillside at Castle Rock Metropolitan District, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2022A	6.250	12/01/47	5,106,109
1,079,000		Hillside at Castle Rock Metropolitan District, Douglas County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2022B	9.000	12/15/47	1,088,674
530,000		Independence Water & Sanitation District, Elbert County, Colorado, Special Revenue Bonds, Refunding and Improvement Series 2024	5.125	12/01/33	528,872
330,000		Jefferson Center Metropolitan District 1, Arvada, Jefferson County, Colorado, Special Revenue Bonds, Series 2020-A2	4.125	12/01/40	303,442
1,760,000	(e)	Kremmling Memorial Hospital District, Colorado, Certificates of Participation, Series 2024	5.000	12/01/29	1,738,519
2,830,000	(e)	Kremmling Memorial Hospital District, Colorado, Certificates of Participation, Series 2024	5.125	12/01/34	2,720,701
6,290,000	(e)	Kremmling Memorial Hospital District, Colorado, Certificates of Participation, Series 2024	6.125	12/01/44	5,980,417
2,500,000		Lanterns Metropolitan District 2, Castle Rock, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2021A-3	4.500	12/01/50	1,938,750
3,885,000	(e)	Ledge Rock Center Commercial Metropolitan District (In the Town of Johnstown, Weld County, Colorado), Limited Tax General Obligation Bonds, Series 2022	6.500	11/01/32	3,934,382
14,550,000	(e)	Ledge Rock Center Commercial Metropolitan District (In the Town of Johnstown, Weld County, Colorado), Limited Tax General Obligation Bonds, Series 2022	7.125	11/01/42	14,640,239
825,000		Legato Community Authority, Colorado, Commerce City Colorado Limited Tax Supported Revenue Bonds District 12 3 & 7 Series 2021A-1	5.000	12/01/41	748,534
3,250,000		Mayberry Community Authority, Colorado Springs, El Paso County, Colorado, Special Revenue Bonds, Series 2021A	5.000	12/01/41	3,020,551
930,000		Meridian Ranch Metropolitan District 2018, Subdistrict, El Paso County, Colorado, General Obligation Limited Tax Bonds, Series 2022	6.250	12/01/37	951,225
1,100,000		Meridian Ranch Metropolitan District 2018, Subdistrict, El Paso County, Colorado, General Obligation Limited Tax Bonds, Series 2022	6.500	12/01/42	1,122,176
1,000,000		Mountain Brook Metropolitan District, Longmont, Boulder County, Colorado, Limited Tax General Obligation Bonds, Series 2021	4.500	12/01/41	843,339
427,000		Mountain Shadows Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2016	4.000	12/01/26	427,015
2,000,000		North Range Metropolitan District 3, Adams County, Colorado, Limited Tax General Obligation Bonds, Series 2020A-3	5.000	12/01/40	1,992,449
2,690,000		Painted Prairie Public Improvement Authority, Aurora, Colorado, Special Revenue Bonds, Series 2019	4.000	12/01/29	2,591,727

140	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		COLORADO (continued)
$6,160,000		Painted Prairie Public Improvement Authority, Aurora, Colorado, Special Revenue Bonds, Series 2019	5.000%	12/01/49	$5,514,872
2,040,000	(e)	Peak Metropolitan District 1, Colorado Springs, El Paso County, Colorado, Limited Tax General Obligation Bonds, Series 2021A	4.000	12/01/35	1,793,505
2,900,000	(e)	Peak Metropolitan District 1, Colorado Springs, El Paso County, Colorado, Limited Tax General Obligation Bonds, Series 2021A	5.000	12/01/51	2,480,933
3,950,000	(k)	Peak Metropolitan District 3, Colorado Springs, El Paso County, Colorado, Limited Tax General Obligation Convertible Capital Appreciation Bonds, Series 2022A-2	0.000	12/01/42	2,647,010
15,869,000		Pioneer Community Authority Board (Weld County, Colorado), Special Revenue Bonds, Series 2022	6.500	12/01/34	15,211,411
500,000		Prairie Center Metropolitan District No. 3, In the City of Brighton, Adams County, Colorado, Limited Property Tax Supported District Improvements Revenue Bonds, Refunding Series 2024B	5.875	12/15/46	529,461
525,000		Pronghorn Valley Metropolitan District, Aurora, Colorado, Limited Tax General Obligatoin Bonds, Convertible to Unlimited Tax Series 2021A	3.750	12/01/41	451,398
370,000		Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs Utilities, Series 2008	6.250	11/15/28	387,737
19,815,000	(e)	Pueblo Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds, EVRAZ Project, Series 2021A	4.750	12/01/45	17,091,325
2,730,000		Rampart Range Metropolitan District 5, Lone Tree, Douglas County, Colorado, Limited Tax Supported and Special Revenue Bonds, Series 2021	4.000	12/01/41	2,469,824
200,000		Red Sky Ranch Metropolitan District, Eagle County, Colorado, General Obligation Bonds, Refunding & Improvement Series 2015	4.250	12/01/28	197,749
335,000		Red Sky Ranch Metropolitan District, Eagle County, Colorado, General Obligation Bonds, Refunding & Improvement Series 2015	4.375	12/01/30	326,918
4,650,000		Redtail Ridge Metropolitan District, City of Louisville, Boulder County, Colorado, General Obligation Limited Tax Capital Appreciation Turbo Bonds, Series 2025	0.000	12/01/32	2,735,649
3,365,000		Riverwalk Metropolitan District 2, Glendale, Arapahoe County, Colorado, Special Revenue Bonds, Series 2022A	4.500	12/01/32	3,110,723
9,560,000		Riverwalk Metropolitan District 2, Glendale, Arapahoe County, Colorado, Special Revenue Bonds, Series 2022A	5.000	12/01/42	8,611,418
1,500,000		RM Mead Metropolitan District, Weld County, Colorado, Limited Tax General Obligation Bonds, Series 2020A	5.250	12/01/50	1,436,482
13,640,000		Sagebrush Farm Metropolitan District 1, Aurora, Adams County, Colorado, General Obligation Limited Tax Bonds, Series 2022A	6.375	12/01/42	14,297,301
6,000,000		Sagebrush Farm Metropolitan District 1, Aurora, Adams County, Colorado, General Obligation Limited Tax Bonds, Series 2022A	6.750	12/01/52	6,247,114
1,167,000		Siena Lake Metropolitan District, Gypsum, Colorado, General Obligation Limited Tax Bonds, Series 2021	3.250	12/01/31	1,036,510
691,000		Siena Lake Metropolitan District, Gypsum, Colorado, General Obligation Limited Tax Bonds, Series 2021	3.750	12/01/41	545,997
200,000		Southlands Metropolitan District 1, Colorado, Limited Tax General Obligation Bonds, Series 2017A-1	3.500	12/01/27	196,950
2,000,000		Sterling Ranch Community Authority Board, Douglas County, Colorado, Limited Tax Supported and Special Revenue Bonds, Special District 3, Series 2022	5.800	12/01/32	2,105,077
8,500,000		Sterling Ranch Community Authority Board, Douglas County, Colorado, Limited Tax Supported and Special Revenue Bonds, Special District 3, Series 2022	6.500	12/01/42	8,973,338
1,350,000		Sterling Ranch Community Authority Board, Douglas County, Colorado, Special Improvement Revenue Bonds, Special District 1, Series 2024	5.625	12/01/43	1,376,300
3,205,000		Sterling Ranch Metropolitan District 1, El Paso County, Colorado, General Obligation Limited Tax Bonds, Series 2020	5.000	12/01/40	3,059,139
2,000,000		Sterling Ranch Metropolitan District 1, El Paso County, Colorado, General Obligation Limited Tax Bonds, Series 2020	5.125	12/01/50	1,830,391

See Notes to Financial Statements	141

Portfolio of Investments March 31, 2025 (continued)

Short Duration High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		COLORADO (continued)
$1,345,000		Sterling Ranch Metropolitan District 2, El Paso County, Colorado, General Obligation Bonds, Limited Tax Convertible Capital Appreciation Series 22	5.250%	12/01/32	$1,345,599
5,050,000		Sterling Ranch Metropolitan District 2, El Paso County, Colorado, General Obligation Bonds, Limited Tax Convertible Capital Appreciation Series 22	5.500	12/01/42	4,942,470
825,000	(e)	Third Creek Metropolitan District 1, Commerce City, Colorado, Limited Tax General Obligation Bonds, Series 2022A-1	4.500	12/01/42	677,041
2,750,000		Transport Metropolitan District 3, In the City of Aurora, Adams County, Colorado, General Obligation Limited Bonds, Series 2021A-1	5.000	12/01/41	2,343,861
21,170,000		Transport Metropolitan District 3, In the City of Aurora, Adams County, Colorado, General Obligation Limited Bonds, Series 2021A-1	5.000	12/01/51	16,455,718
1,295,000	(e)	Tree Farm Metropolitan District, Eagle County, Colorado, General Obligation Limited Tax Bonds, Series 2021	4.500	12/01/41	1,154,889
10,000,000		Velocity Metropolitan District 3, In the City of Aurora, Colorado, Limited Tax General Obligation Bonds, Series 2019	5.125	12/01/34	9,817,927
3,630,000		Velocity Metropolitan District 3, In the City of Aurora, Colorado, Limited Tax General Obligation Bonds, Series 2019	5.375	12/01/39	3,605,308
3,500,000		Velocity Metropolitan District 3, In the City of Aurora, Colorado, Limited Tax General Obligation Bonds, Series 2019	5.500	12/01/48	3,413,153
1,030,000		Verve Metropolitan District 1, Jefferson County and the City and County of Broomfield, Colorado, General Obligation Bonds, Refunding and Improvement Limited Tax Series 2021	5.000	12/01/36	951,049
2,465,000		Verve Metropolitan District 1, Jefferson County and the City and County of Broomfield, Colorado, General Obligation Bonds, Refunding and Improvement Limited Tax Series 2021	5.000	12/01/41	2,176,710
12,125,000		Verve Metropolitan District 1, Jefferson County and the City and County of Broomfield, Colorado, General Obligation Bonds, Refunding and Improvement Limited Tax Series 2021	5.000	12/01/51	10,205,206
9,450,000		Waterfront at Foster Lake Metropolitan District 2, Weld County, Colorado, Special Revenue Bonds, Series 2022	4.625	12/01/28	9,204,947
1,250,000		Waterview II Metropolitan District, El Paso County, Colorado, Limited Tax General Obligation Bonds, Series 2022A	5.000	12/01/41	1,237,494
1,110,000		West Globeville Metropolitan District 1, Denver, Colorado, General Obligation Limited Tax Bonds, Series 2022	6.250	12/01/32	1,095,257
1,000,000		Westgate Metropolitan District, Colorado Springs, El Paso County, Colorado, General Obligation Limited Tax Bonds, Series 2022	5.125	12/01/51	839,657
3,750,000	(e)	Windler Public Improvement Authority, Aurora, Colorado, Limited Tax Supported Revenue Bonds, Convertible Capital Appreciation Series 2021A-2	4.625	12/01/51	2,390,112
1,600,000	(e)	Windler Public Improvement Authority, Aurora, Colorado, Limited Tax Supported Revenue Bonds, Series 2021A-1	4.000	12/01/31	1,518,911
14,000,000	(e)	Windler Public Improvement Authority, Aurora, Colorado, Limited Tax Supported Revenue Bonds, Series 2021A-1	4.000	12/01/36	12,466,475
25,150,000	(e)	Windler Public Improvement Authority, Aurora, Colorado, Limited Tax Supported Revenue Bonds, Series 2021A-1	4.000	12/01/41	20,755,327
19,000,000	(e)	Windler Public Improvement Authority, Aurora, Colorado, Limited Tax Supported Revenue Bonds, Series 2021A-1	4.125	12/01/51	14,550,512
1,510,000		Windsor Highlands Metropolitan District 9, Windsor, Larimer County, Colorado, Limited Tax Supported Revenue Bonds, Series 2019	5.000	12/01/39	1,460,798

		TOTAL COLORADO			439,137,814

		CONNECTICUT - 0.8%
12,160,000		Connecticut Development Authority, Airport Facilities Revenue Bonds, Learjet Inc., Series 2004, (AMT)	7.950	04/01/26	12,163,063
1,450,000	(e)	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Mary Wade Home Issue, Series 2019A-1	4.500	10/01/34	1,290,930
11,750,000	(e)	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Mary Wade Home Issue, Series 2019A-1	5.000	10/01/54	9,059,665

142	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		CONNECTICUT (continued)
$765,000	(e)	Connecticut Health and Educational Facilities Authority, Revenue Bonds, McLean Affiliates, Series 2020A	5.000%	01/01/30	$759,442
1,000,000	(j)	Stamford Housing Authority, Connecticut, Revenue Bonds, Mozaic Concierge Living Project, Series 2025A	5.500	10/01/35	1,014,420
2,000,000	(j)	Stamford Housing Authority, Connecticut, Revenue Bonds, Mozaic Concierge Living Project, Series 2025A	6.000	10/01/40	2,061,547
11,325,000	(j)	Stamford Housing Authority, Revenue Bonds, Connecticut, Mozaic Concierge Living Project, Entrance Fee Prin Redemption Series 2025D	4.250	10/01/30	11,349,705
600,000		Steel Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue Bonds, Steelpointe Harbor Project, Series 2021	4.000	04/01/31	599,703
1,755,000		Steel Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue Bonds, Steelpointe Harbor Project, Series 2021	4.000	04/01/41	1,607,291
750,000	(e)	Steel Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue Bonds, Steelpointe Harbor Project, Series 2024	5.625	04/01/44	777,388

		TOTAL CONNECTICUT			40,683,154

		DELAWARE -0.1%
1,375,000	(e)	Bridgeville, Delaware, Special Obligation Bonds, Heritage Shores Special Development District, Series 2024	5.250	07/01/44	1,394,783
180,000		Delaware Economic Development Authority, Delaware, Revenue Bonds, ASPIRA of Delaware Charter Operations Inc. DBA Las Americas ASPIRA Academy Project, Series 2022A	4.000	06/01/52	143,388
185,000		Delaware Economic Development Authority, Delaware, Revenue Bonds, ASPIRA of Delaware Charter Operations Inc. DBA Las Americas ASPIRA Academy Project, Series 2022A	4.000	06/01/57	143,456
410,000		Delaware Economic Development Authority, Revenue Bonds, ASPIRA of Delaware Charter Operations, Inc. Project, Series 2016A	3.250	06/01/26	403,617
2,000,000	(e)	Milton, Delaware, Special Obligation Bonds, Granary Farm Special Development District, Series 2024	5.700	09/01/44	1,998,273

		TOTAL DELAWARE			4,083,517

		DISTRICT OF COLUMBIA - 0.5%
650,000		District of Columbia Revenue Bonds, Rocketship Education DC Public Charter School Inc., Obligated Group -Issue 3, Series 2024A	5.000	06/01/34	662,158
600,000		District of Columbia Revenue Bonds, Rocketship Education DC Public Charter School Inc., Obligated Group -Issue 3, Series 2024A	5.625	06/01/44	614,116
10,000,000		District of Columbia Water and Sewer Authority, Public Utility Revenue Bonds, Subordinate Lien Series 2015B	5.250	10/01/44	10,056,811
1,350,000		District of Columbia, Washington, D.C., Revenue Bonds, Ingleside at Rock Creek Project, Series 2017A	5.000	07/01/32	1,365,481
1,550,000		District of Columbia, Washington, D.C., Revenue Bonds, Ingleside at Rock Creek Project, Series 2017A	5.000	07/01/37	1,555,204
1,250,000		District of Columbia, Washington, D.C., Revenue Bonds, Ingleside at Rock Creek Project, Series 2017A	5.000	07/01/42	1,219,474
760,000		District of Columbia, Washington, D.C., Revenue Bonds, Inspired Teaching Demonstration Public Charter School Issue, Series 2022	5.000	07/01/32	776,776
1,500,000		District of Columbia, Washington, D.C., Revenue Bonds, Inspired Teaching Demonstration Public Charter School Issue, Series 2022	5.000	07/01/42	1,486,240
11,450,000		Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding Series 2015B, (AMT)	5.000	10/01/33	11,502,424

		TOTAL DISTRICT OF COLUMBIA			29,238,684

See Notes to Financial Statements	143

Portfolio of Investments March 31, 2025 (continued)

Short Duration High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FLORIDA - 16.3%
$65,000		A.H. at Turnpike South Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Phase 1 Project, Series 2015	5.500%	11/01/25	$65,497
125,000		Abbott Square Community Development District, Zephyrhills, Florida, Special Assessment Revenue Bonds, 2022 Project Series 2022	4.500	06/15/27	125,588
715,000		Amelia Walk Community Development District, Florida, Special Assessment Bonds, Area 3-A Series 2018A	4.750	11/01/29	723,284
775,000	(e)	Amelia Walk Community Development District, Florida, Special Assessment Bonds, Area 3-B Series 2018A	4.750	11/01/29	787,936
325,000		Amelia Walk Community Development District, Florida, Special Assessment Bonds, Area A-2 Series 2016	5.500	11/01/30	329,514
275,000	(e)	Antillia Community Development District, Florida, Special Assessment Revenue Bonds, Project Series 2024	5.000	05/01/31	276,005
1,000,000	(e)	Antillia Community Development District, Florida, Special Assessment Revenue Bonds, Project Series 2024	5.600	05/01/44	1,003,595
625,000	(e)	Arbors Community Development District, Florida, Revenue Bonds, Capital Improvement 2024 Project Area Series 2024	4.400	05/01/31	625,269
1,005,000	(e)	Arbors Community Development District, Florida, Revenue Bonds, Capital Improvement 2024 Project Area Series 2024	5.150	05/01/44	996,718
420,000		Arborwood Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Subordinate Lien Series 2018A-2	4.625	05/01/28	423,431
350,000	(e)	Armstrong Community Development District, Clay County, Florida, Special Assessment Revenue Bonds, Series 2017A	4.500	11/01/28	353,033
70,000		Avalon Groves Community Development District, Florida, Special Assessment Bonds, Area 1 Project, Series 2017	5.000	05/01/28	71,071
210,000		Avalon Groves Community Development District, Florida, Special Assessment Bonds, Area 2 Project, Series 2017A-1	5.375	05/01/28	214,470
30,000		Avalon Groves Community Development District, Florida, Special Assessment Bonds, Area 3 Project, Series 2021	2.375	05/01/26	29,498
250,000		Avalon Groves Community Development District, Florida, Special Assessment Bonds, Area 3 Project, Series 2021	3.000	05/01/32	229,877
740,000		Avalon Groves Community Development District, Florida, Special Assessment Bonds, Area 3 Project, Series 2021	3.375	05/01/41	599,969
205,000		Avalon Groves Community Development District, Florida, Special Assessment Bonds, Phase 1 & 2 Sub-Assessment Area 1 Project, Series 2019	3.700	11/01/29	201,644
200,000	(e)	Avalon Park West Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, 2022 Project Area, Refunding Series 2022	4.700	05/01/32	203,757
515,000	(e)	Avalon Park West Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, 2022 Project Area, Refunding Series 2022	5.500	05/01/42	529,708
245,000		Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Ave Maria National Project, Series 2021	2.600	05/01/26	241,275
1,355,000		Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Ave Maria National Project, Series 2021	3.200	05/01/31	1,276,231
1,000,000		Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Ave Maria National Project, Series 2021	3.750	05/01/41	856,473
310,000		Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Maple Ridge Phase 3 Project, Series 2018	4.900	05/01/29	315,558
525,000	(e)	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Maple Ridge Phase 4 Project, Series 2020	3.800	05/01/32	511,248
165,000	(e)	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Maple Ridge Phase 4 Project, Series 2020	4.300	05/01/42	150,497

144	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FLORIDA (continued)
$210,000	(e)	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Maple Ridge Phase 5 Project, Series 2022	3.000%	05/01/27	$205,798
915,000	(e)	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Maple Ridge Phase 5 Project, Series 2022	3.300	05/01/32	857,405
985,000	(e)	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Phase 3 Master Improvements Project, Series 2021	2.750	05/01/31	896,807
4,460,000	(e)	Avenir Community Development District, Palm Beach Gardens, Florida, Special Assessment Bonds, Area 2 Project, Series 2021B	5.000	05/01/41	4,437,849
40,000		Aviary at Rutland Ranch Community Development District, Manatee County, Florida, Special Assessment Bonds, Area 2 Project, Series 2021	2.450	11/01/26	38,991
175,000		Aviary at Rutland Ranch Community Development District, Manatee County, Florida, Special Assessment Bonds, Area 2 Project, Series 2021	3.100	11/01/31	160,952
500,000		Aviary at Rutland Ranch Community Development District, Manatee County, Florida, Special Assessment Bonds, Area 2 Project, Series 2021	3.400	11/01/41	404,579
180,000	(e)	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, 2018 Project Series 2018	4.500	11/01/28	181,791
130,000	(e)	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, 2021 Project Series 2021	2.375	05/01/26	127,542
1,250,000	(e)	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, 2024 Project Series 2024	4.300	05/01/31	1,241,665
770,000	(e)	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, 2024 Project Series 2024	5.000	05/01/44	754,359
200,000	(e)	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, Assessment Area 2B, Series 2018	4.500	11/01/29	202,314
170,000	(e)	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, Assessment Area 4, Series 2018	4.500	11/01/29	171,752
375,000		Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, Series 2015	4.750	11/01/26	376,805
355,000		Ballentrae Hillsborough Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2014	5.000	11/01/28	356,742
710,000		Balm Grove Community Development District, Florida, Special Assessment Bonds, 2022 Project, Series 2022	3.250	11/01/27	695,679
1,295,000		Balm Grove Community Development District, Florida, Special Assessment Bonds, 2022 Project, Series 2022	3.625	11/01/32	1,211,452
6,925,000		Balm Grove Community Development District, Florida, Special Assessment Bonds, 2022 Project, Series 2022	4.000	11/01/42	6,027,796
155,000		Bannon Lakes Community Development District, Saint Johns County, Florida, Special Assessment Revenue Bonds, Series 2016	4.500	11/01/25	155,400
200,000	(e)	Bannon Lakes Community Development District, Saint Johns County, Florida, Special Assessment Revenue Bonds, Series 2021	3.000	05/01/31	186,354
140,000		Banyan Cay Community Development District, West Palm Beach, Florida, Special Assessment Bonds, 2020-1	2.750	11/01/25	138,718
115,000		Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc. Project, Series 2016	3.625	09/01/26	114,363
30,000		Bay Laurel Center Community Development District, Marion County, Florida, Special Assessment Bonds, Refunding Indigo Series 2016	3.750	05/01/25	29,987
595,000	(e)	Beaumont Communit Development District 1, City of Wildwood, Florida, Special Assessment Bonds, Series 2019 A-1	4.750	11/01/29	602,622

See Notes to Financial Statements	145

Portfolio of Investments March 31, 2025 (continued)

Short Duration High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FLORIDA (continued)
$260,000		Bellagio Community Development District, Hialeah, Florida, Special Assessment Bonds, Series 2013	6.000%	11/01/27	$269,283
490,000		Bellagio Community Development District, Hialeah, Florida, Special Assessment Bonds, Series 2016	3.750	11/01/31	471,214
340,000		Belmont Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016A	4.750	11/01/27	345,774
60,000		Belmont II Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, 2020 Aessessment Area, Series 2020	2.500	12/15/25	59,388
200,000		Belmont II Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, 2020 Aessessment Area, Series 2020	3.125	12/15/30	190,946
105,000		Berry Bay Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Assessment Area 1, Series 2021	2.625	05/01/26	103,399
300,000	(e)	Berry Bay II Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, 2024 Project Series 2024	4.450	05/01/31	297,224
620,000	(e)	Berry Bay II Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, 2024 Project Series 2024	5.200	05/01/44	602,558
160,000		Black Creek Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Project 2020 Series 2022	4.800	06/15/27	162,053
455,000		Boggy Branch Community Development District, Jacksonville, Florida, Special Assessment Revenue Bonds, Phase 1 Series 2021	3.000	05/01/31	420,265
1,165,000		Boggy Branch Community Development District, Jacksonville, Florida, Special Assessment Revenue Bonds, Phase 1 Series 2021	3.500	05/01/41	958,136
930,000		Boggy Creek Improvement District, Orlando, Florida, Special Assessment Revenue Bonds, Refunding Series 2023	4.500	05/01/33	938,194
1,770,000		Boggy Creek Improvement District, Orlando, Florida, Special Assessment Revenue Bonds, Refunding Series 2023	5.125	05/01/43	1,784,249
1,100,000		Botaniko Community Development District, Weston, Florida, Special Assessment Bonds, Series 2020	3.625	05/01/40	928,914
560,000	(e)	Bradbury Community Development District, Haines City, Florida, Special Assessment Bonds, Series 2023	4.375	05/01/30	562,064
1,685,000	(e)	Bradbury Community Development District, Haines City, Florida, Special Assessment Bonds, Series 2023	5.250	05/01/43	1,689,547
170,000	(e)	Bridgewater North Community Development District, Saint Johns County, Florida, Capital Improvement Revenue Bonds, Series 2022	3.125	05/01/27	166,852
500,000	(e)	Bridgewater North Community Development District, Saint Johns County, Florida, Capital Improvement Revenue Bonds, Series 2022	3.500	05/01/32	471,357
105,000		Brightwater Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1 Project, Series 2021	2.375	05/01/26	103,047
375,000		Brightwater Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1 Project, Series 2021	2.850	05/01/31	341,527
975,000		Brightwater Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1 Project, Series 2021	3.150	05/01/41	762,097
380,000	(e)	Brightwater Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2 Project, Series 2024	4.550	05/01/31	380,161
700,000	(e)	Brightwater Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2 Project, Series 2024	5.350	05/01/44	697,618
135,000	(e)	Brookstone Community Development District, Manatee County, Florida, Special Assessment Revenue Bonds, Assessment Area Two Series 2022	4.375	05/01/27	135,351

146	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FLORIDA (continued)
$350,000	(e)	Brookstone Community Development District, Manatee County, Florida, Special Assessment Revenue Bonds, Assessment Area Two Series 2022	4.750%	05/01/32	$353,475
515,000	(e)	Brookstone Community Development District, Manatee County, Florida, Special Assessment Revenue Bonds, Series 2018	4.625	11/01/28	519,381
5,355,000		Broward County, Florida, Airport System Revenue Bonds, Series 2015A, (AMT)	4.100	10/01/37	5,167,884
2,565,000		Broward County, Florida, Airport System Revenue Bonds, Series 2015A, (AMT)	5.000	10/01/40	2,569,908
215,000	(e)	Buckhead Trails Community Development District, Manatee County Florida, Special Assessment Bonds, 2022 Project Series 2022	4.750	05/01/27	215,686
420,000	(e)	Buckhead Trails Community Development District, Manatee County Florida, Special Assessment Bonds, 2022 Project Series 2022	5.250	05/01/32	427,179
1,000,000	(e)	Buckhead Trails Community Development District, Manatee County Florida, Special Assessment Bonds, 2022 Project Series 2022	5.625	05/01/42	1,015,715
525,000		Buckhead Trails Community Development District, Manatee County, Florida, Special Assessment Bonds, 2024 Project Series 2024	4.700	05/01/31	524,551
1,000,000		Buckhead Trails Community Development District, Manatee County, Florida, Special Assessment Bonds, 2024 Project Series 2024	5.600	05/01/44	993,192
175,000		Bullfrog Creek Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2017	4.750	11/01/28	177,407
330,000		Caldera Community Development District, Hernando County, Florida, Special Assessment Revenue Bonds, Area One Series 2024	4.300	05/01/31	326,933
725,000		Caldera Community Development District, Hernando County, Florida, Special Assessment Revenue Bonds, Area One Series 2024	5.000	05/01/44	708,553
300,000	(e)	Capital Trust Agency, Florida, Educational Facilities Lease Revenue Bonds, Franklin Academy Projects, Series 2020	4.000	12/15/25	298,900
355,000	(e)	Capital Trust Agency, Florida, Educational Facilities Lease Revenue Bonds, Franklin Academy Projects, Series 2020	5.000	12/15/26	357,482
330,000	(e)	Capital Trust Agency, Florida, Educational Facilities Lease Revenue Bonds, Franklin Academy Projects, Series 2020	5.000	12/15/27	332,054
350,000	(e)	Capital Trust Agency, Florida, Educational Facilities Lease Revenue Bonds, Franklin Academy Projects, Series 2020	5.000	12/15/28	351,660
365,000	(e)	Capital Trust Agency, Florida, Educational Facilities Lease Revenue Bonds, Franklin Academy Projects, Series 2020	5.000	12/15/29	366,519
510,000	(e)	Capital Trust Agency, Florida, Educational Facilities Lease Revenue Bonds, Franklin Academy Projects, Series 2020	5.000	12/15/30	511,729
445,000	(e)	Capital Trust Agency, Florida, Educational Facilities Revenue Bonds, AcadeMir Charter Schools, Series 2021A	3.000	07/01/31	409,696
165,000	(e)	Capital Trust Agency, Florida, Educational Facilities Revenue Bonds, AcadeMir Charter Schools, Series 2021A	4.000	07/01/41	144,097
500,000	(e)	Capital Trust Agency, Florida, Educational Facilities Revenue Bonds, AcadeMir Charter Schools, Series 2021A-2	2.500	07/01/31	446,833
750,000	(e)	Capital Trust Agency, Florida, Educational Facilities Revenue Bonds, AcadeMir Charter Schools, Series 2021A-2	4.000	07/01/41	657,245
255,000	(e)	Capital Trust Agency, Florida, Educational Facilities Revenue Bonds, Imagine School at Land O’Lakes Project, Series 2020A	3.000	12/15/29	236,288
1,285,000	(e)	Capital Trust Agency, Florida, Educational Facilities Revenue Bonds, Imagine School at Land O’Lakes Project, Series 2020A	5.000	12/15/39	1,237,410
235,000	(e)	Capital Trust Agency, Florida, Educational Facilities Revenue Bonds, Imagine School at North Manatee, Series 2021A	3.250	06/01/31	212,443
235,000	(e)	Capital Trust Agency, Florida, Educational Facilities Revenue Bonds, Imagine School at North Manatee, Series 2021C	5.000	06/01/41	221,478
1,050,000	(e)	Capital Trust Agency, Florida, Educational Facilities Revenue Bonds, Pineapple Cove Classical Academy, Series 2019A	5.125	07/01/39	1,021,841
740,000	(e)	Capital Trust Agency, Florida, Revenue Bonds, Babcock Neighborhood School Inc, Series 2018	5.900	08/15/28	756,742

See Notes to Financial Statements	147

Portfolio of Investments March 31, 2025 (continued)

Short Duration High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FLORIDA (continued)
$515,000	(e)	Capital Trust Agency, Florida, Revenue Bonds, Babcock Neighborhood School Inc, Series 2018	6.100%	08/15/38	$529,037
1,015,000	(e)	Capital Trust Agency, Florida, Revenue Bonds, Odyssey Charter School Project, Series 2017A	4.750	07/01/27	1,020,766
435,000	(e)	Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School Project, Series 2017A	4.000	10/15/29	430,545
365,000	(e)	Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School Project, Series 2019A	4.000	10/15/29	360,966
920,000	(e)	Capital Trust Agency, Florida, Senior Living Facilities Revenue Bonds, Elim Senior Housing, Inc. Project, Series 2017	5.000	08/01/27	897,546
490,000	(e)	Capital Trust Agency, Florida, Senior Living Facilities Revenue Bonds, Elim Senior Housing, Inc. Project, Series 2017	5.375	08/01/32	463,867
3,000,000	(e)	Capital Trust Authority, Florida, Educational Facilities Revenue Bonds, Babcock Neighborhood School Inc Project, Series 2024	5.125	08/15/39	2,891,959
2,000,000	(e)	Capital Trust Authority, Florida, Educational Facilities Revenue Bonds, Babcock Neighborhood School Inc Project, Series 2024	5.750	08/15/49	1,942,093
2,000,000	(e)	Capital Trust Authority, Florida, Educational Facilities Revenue Bonds, IPS Enterprises, Inc. Projects, Refunding Series 2023A	5.125	06/15/33	2,057,651
3,600,000	(e)	Capital Trust Authority, Florida, Educational Facilities Revenue Bonds, IPS Enterprises, Inc. Projects, Refunding Series 2023A	6.000	06/15/43	3,723,651
500,000		Carlton Lakes Community Developement District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2015	5.125	11/01/29	506,577
810,000	(e)	Caymas Community Development District, Collier County, Florida, Capital Improvement Revenue Bonds, Assessment Area 1, Series 2024	5.300	05/01/44	801,496
245,000	(e)	Cedar Crossing Community Development District, Polk County, Florida, Special Assessment Bond, 2025 Project, Series 2025	4.300	05/01/32	241,152
365,000	(e)	Cedar Crossing Community Development District, Polk County, Florida, Special Assessment Bond, 2025 Project, Series 2025	5.300	05/01/45	355,165
75,000		Celebration Community Development District, Florida, Special Assessment Bonds, Assessment Area 1, Series 2021	2.250	05/01/26	73,654
2,700,000	(h)	Celebration Pointe Community Development District 1, Alachua County, Florida, Special Assessment Revenue Bonds, Series 2014	5.000	05/01/34	2,701,011
2,625,000	(h)	Celebration Pointe Community Development District 1, Alachua County, Florida, Special Assessment Revenue Bonds, Series 2014	5.125	05/01/45	2,613,476
1,000,000	(h)	Celebration Pointe Community Development District 1, Alachua County, Florida, Special Assessment Revenue Bonds, Series 2017	5.000	05/01/32	1,007,663
3,810,000	(h)	Celebration Pointe Community Development District 1, Alachua County, Florida, Special Assessment Revenue Bonds, Series 2017	5.000	05/01/48	3,678,309
230,000	(h)	Celebration Pointe Community Development District 1, Alachua County, Florida, Special Assessment Revenue Bonds, Series 2021	2.375	05/01/26	225,051
1,090,000	(h)	Celebration Pointe Community Development District 1, Alachua County, Florida, Special Assessment Revenue Bonds, Series 2021	3.000	05/01/31	1,007,648
200,000		Centre Lake Community Development District, Miami Lakes, Florida, Special Assessment Bonds, Series 2016	4.125	12/15/27	200,687
500,000		Centre Lake Community Development District, Miami Lakes, Florida, Special Assessment Bonds, Series 2016	4.500	12/15/32	501,892
230,000	(e)	Centre Lake Community Development District, Miami Lakes, Florida, Special Assessment Bonds, Series 2021	2.750	05/01/26	226,603
250,000	(e)	Centre Lake Community Development District, Miami Lakes, Florida, Special Assessment Bonds, Series 2021	2.750	05/01/29	236,242
255,000	(e)	Centre Lake Community Development District, Miami Lakes, Florida, Special Assessment Bonds, Series 2021	3.000	05/01/42	196,491
90,000		Chaparral of Palm Bay Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1 Project, Series 2020A-1	3.000	05/01/25	89,908
610,000		Chaparral of Palm Bay Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1 Project, Series 2020A-1	3.250	05/01/31	577,725
410,000	(e)	Chaparral of Palm Bay Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2 Project, Series 2024	4.500	05/01/31	407,711

148	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FLORIDA (continued)
$1,340,000	(e)	Chaparral of Palm Bay Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2 Project, Series 2024	5.200%	05/01/44	$1,311,642
25,000	(e)	Chapel Creek Community Development District, Florida, Special Assessment Revenue Bonds, Series 2021 Project, Series 2021	2.500	05/01/26	24,568
560,000	(e)	Chapel Creek Community Development District, Florida, Special Assessment Revenue Bonds, Series 2021 Project, Series 2021	3.375	05/01/41	454,030
265,000	(e)	Chapel Creek Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Series 2024 Project, Series 2024	4.625	05/01/31	266,014
750,000	(e)	Chapel Creek Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Series 2024 Project, Series 2024	5.500	05/01/44	754,311
7,500,000	(e)	Charlotte County Industrial Development Authority, Florida, Utility System Revenue Bonds, Town & Country Utilities Project, Series 2019, (AMT)	5.000	10/01/49	7,324,651
300,000	(e)	Coco Palms Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Expansion Area Project, Series 2019	4.000	06/15/29	298,556
3,512,217	(e),(h)	Collier County Industrial Development Authority, Florida, Continuing Care Community Revenue Bonds, Arlington of Naples Project, Series 2014A	7.000	08/15/24	351
315,000	(e)	Collier County Industrial Development Authority, Florida, Educational Facilities Revenue Bonds, Gulf Coast Charter Academy South Project, Series 2017A	4.100	12/01/27	311,322
1,360,000	(e)	Collier County Industrial Development Authority, Florida, Educational Facilities Revenue Bonds, Gulf Coast Charter Academy South Project, Series 2017A	5.000	12/01/37	1,344,827
2,205,000	(e)	Collier County Industrial Development Authority, Florida, Educational Facilities Revenue Bonds, Gulf Coast Charter Academy South Project, Series 2017A	5.000	12/01/47	2,078,711
275,000	(e)	Collier County, Florida, Capital Improvement Revenue Bonds, Series 2005	4.450	05/01/31	274,764
270,000	(e)	Copper Creek Community Development District, Port Saint Lucie, Florida, Special Assessment Bonds, Series 2019	4.000	11/01/29	267,710
55,000		Coral Keys Homes Community Development District, Miami- Dade County, Florida, Special Assessment Revenue Bonds, Series 2020	2.750	05/01/25	54,928
165,000		Coral Keys Homes Community Development District, Miami- Dade County, Florida, Special Assessment Revenue Bonds, Series 2020	3.125	05/01/30	158,065
405,000	(e)	Coral Lakes Community Development District, Charlotte County, Florida, Special Assessment Revenue Bonds, Assessment Area 1 Series 2024	4.625	11/01/31	407,775
1,165,000	(e)	Coral Lakes Community Development District, Charlotte County, Florida, Special Assessment Revenue Bonds, Assessment Area 1 Series 2024	5.500	11/01/44	1,184,354
575,000	(e)	Corkscrew Farms Community Development District, Lee County, Florida, Special Assessment Bonds, Area 2 Project, Series 2017	4.500	11/01/28	577,840
275,000		Creekside at Twin Creeks Community Development District, Florida, Special Assessment Bonds, Area 1 Project, Series 2016A-1	4.625	11/01/27	277,621
285,000		Creekview Community Development District, Clay County, Florida, Special Assessment Revenue Bonds, Phase 1 Project Series 2022	3.875	05/01/27	283,951
720,000		Creekview Community Development District, Clay County, Florida, Special Assessment Revenue Bonds, Phase 1 Project Series 2022	4.250	05/01/32	712,542
1,780,000		Creekview Community Development District, Clay County, Florida, Special Assessment Revenue Bonds, Phase 1 Project Series 2022	4.625	05/01/42	1,679,386
795,000	(e)	Cross Creek North Community Development District, Clay County, Florida, Special Assessment Bonds, Series 2018	4.750	11/01/29	808,043

See Notes to Financial Statements	149

Portfolio of Investments March 31, 2025 (continued)

Short Duration High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FLORIDA (continued)
$210,000		Cross Creek North Community Development District, Clay County, Florida, Special Assessment Bonds, Series 2022	3.400%	05/01/27	$208,495
1,000,000		Cross Creek North Community Development District, Clay County, Florida, Special Assessment Bonds, Series 2022	3.750	05/01/32	983,390
275,000		Cross Creek North Community Development District, Clay County, Florida, Special Assessment Bonds, Series 2023	4.500	05/01/30	276,817
1,000,000		Cross Creek North Community Development District, Clay County, Florida, Special Assessment Bonds, Series 2023	5.125	05/01/43	1,005,018
315,000	(e)	Crossings Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Series 2024	4.750	05/01/31	313,253
1,055,000	(e)	Crossings Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Series 2024	5.350	05/01/44	1,034,154
835,000	(e)	Crosswinds East Community Development District, Polk County, Florida, Special Assessment Revenue Bonds, Assessment Area One Series 2024	4.625	05/01/31	838,447
1,000,000	(e)	Crosswinds East Community Development District, Polk County, Florida, Special Assessment Revenue Bonds, Assessment Area One Series 2024	5.500	05/01/44	1,007,174
95,000		Crystal Cay Community Development District, Florida, Special Assessment Bonds, 2021 Project, Series 2021	2.250	05/01/26	93,315
855,000		Crystal Cay Community Development District, Florida, Special Assessment Bonds, 2021 Project, Series 2021	3.050	05/01/41	699,118
390,000	(e)	Curiosity Creek Community Development District, Manatee County, Florida, Capital Improvement Revenue Bonds, Assessment Area 1, Series 2024	4.650	05/01/31	387,831
1,000,000	(e)	Curiosity Creek Community Development District, Manatee County, Florida, Capital Improvement Revenue Bonds, Assessment Area 1, Series 2024	5.400	05/01/44	982,623
1,850,000		Currents Community Development District, Collier County, Florida, Capital Improvement Revenue Bonds, Assessment Area 2 Series 2024	5.000	05/01/31	1,839,812
6,790,000		Currents Community Development District, Collier County, Florida, Capital Improvement Revenue Bonds, Assessment Area 2 Series 2024	5.500	05/01/44	6,580,482
1,240,000	(e)	Currents Community Development District, Collier County, Florida, Capital Improvement Revenue Bonds, Series 2020B	4.250	05/01/41	1,098,351
235,000	(e)	Currents Community Development District, Collier County, Florida, Capital Improvement Revenue Bpnds, Series 2020A	3.000	05/01/25	234,737
1,290,000	(e)	Currents Community Development District, Collier County, Florida, Capital Improvement Revenue Bpnds, Series 2020A	3.500	05/01/30	1,231,497
360,000	(e)	Currents Community Development District, Collier County, Florida, Capital Improvement Revenue Bpnds, Series 2020A	4.000	05/01/40	321,926
1,255,000		Cypress Bluff Community Development District, Florida, Special Assessment Bonds, Series 2019	4.125	05/01/29	1,258,910
170,000		Cypress Mill Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2023	4.000	05/01/28	170,240
450,000		Cypress Mill Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2023	4.000	05/01/33	425,041
80,000	(e)	Cypress Park Estates Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area 1 Project, Series 2020	2.625	05/01/25	79,888
295,000	(e)	Cypress Park Estates Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area 1 Project, Series 2020	3.250	05/01/30	278,947
495,000	(e)	Cypress Park Estates Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area 2 Project, Series 2020	4.000	05/01/40	440,233
955,000		Cypress Preserve Community Development District, Pasco County, Florida, Special Assessment Bonds, Assessment Area 2, Series 2019	3.750	11/01/31	914,389
1,670,000		Cypress Preserve Community Development District, Pasco County, Florida, Special Assessment Bonds, Assessment Area 2, Series 2019	4.000	11/01/39	1,512,520

150	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FLORIDA (continued)
$255,000	(e)	Deerbrook Community Development District, Pasco County, Florida, Special Assessment Bonds, 2023 Project Series 2023	4.375%	05/01/30	$256,137
1,000,000	(e)	Deerbrook Community Development District, Pasco County, Florida, Special Assessment Bonds, 2023 Project Series 2023	5.250	05/01/43	1,006,632
375,000		Del Webb Oak Creek Community Development District, Lee County, Florida, Special Assessment Bonds, 2023 Project, Series 2023	4.125	05/01/30	375,911
180,000	(e),(j)	Del Webb Sunchase Community Development District, Manatee County, Florida, Special Assessment Bonds, Series 2025	4.250	05/01/30	180,373
250,000	(e),(j)	Del Webb Sunchase Community Development District, Manatee County, Florida, Special Assessment Bonds, Series 2025	4.650	05/01/35	251,798
415,000	(e),(j)	Del Webb Sunchase Community Development District, Manatee County, Florida, Special Assessment Bonds, Series 2025	5.450	05/01/45	417,753
505,000	(e)	Downden West Community Development District, Florida, Revenue Bonds Series 2018	4.850	05/01/29	512,397
2,535,000		Durbin Crossing Community Development District, Florida, Special Assessment Bonds, Senior Refunding Series 2017A-1 —AGM Insured	5.000	05/01/32	2,626,161
110,000		DW Bayview Community Development District, Manatee County, Florida, Special Assessment Revenue Bonds, 2022 Assessment Area Series 2022	4.300	05/01/27	110,352
175,000		DW Bayview Community Development District, Manatee County, Florida, Special Assessment Revenue Bonds, 2022 Assessment Area Series 2022	4.500	05/01/32	177,643
80,000	(e)	Eagle Pointe Community Development District, Manatee County, Florida, Special Assessment Bonds, 2020 Project Assessment Area Series 2020	3.000	05/01/25	79,914
575,000	(e)	Eagle Pointe Community Development District, Manatee County, Florida, Special Assessment Bonds, 2020 Project Assessment Area Series 2020	3.625	05/01/31	546,243
20,000		East 547 Community Development District, Florida, Special Assessment Bonds, Area 1 Series 2021	2.500	05/01/26	19,660
155,000		East 547 Community Development District, Florida, Special Assessment Bonds, Area 1 Series 2021	3.000	05/01/31	142,855
405,000		East 547 Community Development District, Florida, Special Assessment Bonds, Area 1 Series 2021	3.300	05/01/41	323,909
290,000	(e)	East Bonita Beach Road Community Development District, Bonita Springs, Florida, Special Assessment Bonds, Area 1 Series 2018	4.375	11/01/29	292,955
280,000		East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2019	4.125	11/01/29	279,879
400,000		East Nassau Stewardship District, Florida, Special Assessment Revenue Bonds, Series 2018	4.600	05/01/29	404,003
165,000		East Nassau Stewardship District, Florida, Special Assessment Revenue Bonds, Series 2021	2.400	05/01/26	161,941
480,000		East Nassau Stewardship District, Florida, Special Assessment Revenue Bonds, Series 2021	3.000	05/01/31	440,462
1,265,000		East Nassau Stewardship District, Florida, Special Assessment Revenue Bonds, Series 2021	3.500	05/01/41	1,036,740
375,000	(e)	East Palm Drive Community Development District, Florida, Special Assessment Bonds, Assessment Area 1, Series 2024	4.375	06/15/31	372,765
750,000	(e)	East Palm Drive Community Development District, Florida, Special Assessment Bonds, Assessment Area 1, Series 2024	5.100	06/15/44	735,960
25,000		Eden Hills Community Development District, Lake Alfred, Florida, Special Assessment Revenue Bonds, Phase 1 Series 2020	2.750	05/01/25	24,972
110,000		Edgewater East Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Assessment Area 1 Series 2021	2.500	05/01/26	108,258
800,000		Edgewater East Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Assessment Area 1 Series 2021	3.100	05/01/31	748,027
2,000,000		Edgewater East Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Assessment Area 1 Series 2021	3.600	05/01/41	1,695,962

See Notes to Financial Statements	151

Portfolio of Investments March 31, 2025 (continued)

Short Duration High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FLORIDA (continued)
$1,095,000		Edgewater West Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Assessment Area One Series 2024	4.500%	05/01/31	$1,080,324
1,000,000		Edgewater West Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Assessment Area One Series 2024	5.250	05/01/44	963,963
100,000	(e)	Entrada Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2021	2.125	05/01/26	97,992
350,000		Epperson North Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2, Series 2021	3.000	05/01/31	322,928
125,000	(e)	Epperson North Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 3, Series 2021A	2.450	11/01/26	121,826
580,000	(e)	Epperson North Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 3, Series 2021A	3.100	11/01/31	532,507
200,000	(e)	Epperson North Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 4, Series 2024	4.500	05/01/31	199,198
500,000	(e)	Epperson North Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 4, Series 2024	5.300	05/01/44	491,825
345,000		Epperson Ranch Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2017A-1	5.000	11/01/28	349,369
240,000	(e)	Epperson Ranch II Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2018A-1	5.000	05/01/30	243,166
1,500,000		Escambia County, Florida, Environmental Improvement Revenue Bonds, International Paper Company Projects, Refunding Series 2019B, (Mandatory Put 10/01/31)	3.450	11/01/33	1,466,450
70,000		Esplanade Lake Club Community Development District, Lee County, Florida, Capital Improvement Bonds, Series 2019A-2	3.625	11/01/30	66,811
295,000		Estancia at Wiregrass Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2013	6.375	11/01/26	295,545
500,000	(e)	Evergreen Community Development District, Florida, Special Assessment Bonds, Series 2019	4.250	11/01/29	501,166
570,000	(e)	Everlands Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area 2 Series 2024	4.450	06/15/31	567,067
925,000	(e)	Everlands Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area 2 Series 2024	5.200	06/15/44	909,998
350,000		Finley Woods Community Development District, Florida, Capital Improvement Bonds, Series 2020	4.000	05/01/40	312,299
175,000	(e)	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Classical Preparatory Incorporated Project, Series 2017A	5.000	06/15/27	176,061
140,000	(e)	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Classical Preparatory Incorporated Project, Series 2018A	5.000	06/15/28	140,720
930,000	(e)	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Cornerstone Charter Schools Project, Series 2022	5.000	10/01/32	949,263
1,570,000	(e)	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Creative Inspiration Journey School of St. Cloud, Series 2021A	5.000	06/15/31	1,573,830
1,245,000	(e)	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Creative Inspiration Journey School of St. Cloud, Series 2021A	5.000	06/15/41	1,157,648
785,000	(e)	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Creative Inspiration Journey School of St. Cloud, Series 2021A	5.000	06/15/51	694,594
805,000	(e)	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Creative Inspiration Journey School of St. Cloud, Series 2021A	5.000	06/15/56	697,520

152	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FLORIDA (continued)
$485,000	(e)	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Elementary School Project, Series 2017A	5.000%	07/01/27	$483,878
2,480,000	(e)	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Upper School Project, Series 2017C	5.150	07/01/27	2,502,646
600,000	(e)	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Dreamers Academy Project, Taxable Series 2022B	5.250	01/15/28	589,612
6,405,000	(e)	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Florida Charter Foundation Inc. Projects, Series 2016A	4.750	07/15/36	6,251,309
625,000	(e)	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Global Outreach Charter Academy, Series 2021A	4.000	06/30/36	530,811
765,000	(e)	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Global Outreach Charter Academy, Series 2021A	4.000	06/30/41	596,100
1,855,000	(e)	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Global Outreach Charter Academy, Series 2021A	4.000	06/30/46	1,359,969
1,370,000	(e)	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Innovation Montessori Ocoee Projects, Taxable Series 2022A	5.000	07/01/32	1,323,389
3,135,000	(e)	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Innovation Montessori Ocoee Projects, Taxable Series 2022A	5.375	07/01/42	2,895,594
3,000,000	(e)	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Parrish Charter Academy Inc Series 2023A, (Mandatory Put 6/15/28)	6.250	04/23/58	2,992,341
125,000	(e)	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School Income Projects, Series 2015A	5.000	06/15/25	125,032
4,900,000	(e)	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School Income Projects, Series 2015A	6.125	06/15/46	4,903,892
1,600,000	(e)	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2014A	5.750	06/15/29	1,601,130
1,510,000	(e)	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2014A	6.000	06/15/34	1,511,225
470,000	(e)	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2020C	4.000	09/15/30	448,542
615,000	(e)	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, The Florida Charter Educational Foundation Inc. Projects, Series 2016A	5.125	06/15/26	616,697
700,000	(e)	Florida Development Finance Corporation, Educational Facilities Revenue Refunding Bonds, Central Charter School, Series 2022	5.250	08/15/37	671,665
6,200,000	(e)	Florida Development Finance Corporation, Florida, Solid Waste Disposal Revenue Bonds, GFL Solid Waste Southeast LLC Project Series 2024A, (AMT), (Mandatory Put 10/01/31)	4.375	10/01/54	6,207,904
2,300,000	(e)	Florida Development Finance Corporation, Florida, Solid Waste Disposal Revenue Bonds, Waste Pro USA, Inc. Project, Series 2019, (AMT)	5.000	05/01/29	2,332,536
51,290,000	(e)	Florida Development Finance Corporation, Revenue Bonds, Brightline Florida Passenger Rail Expansion Project, Brightline Trains Florida LLC Issue, Series 2024, (AMT), (Mandatory Put 7/15/28)	12.000	07/15/32	54,415,823
4,140,000		Florida Development Finance Corporation, Revenue Bonds, Brightline Florida Passenger Rail Expansion Project, Brightline Trains Florida LLC Issue, Series 2024, (AMT)	5.000	07/01/36	4,191,464

See Notes to Financial Statements	153

Portfolio of Investments March 31, 2025 (continued)

Short Duration High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FLORIDA (continued)
$7,740,000		Florida Development Finance Corporation, Revenue Bonds, Brightline Florida Passenger Rail Expansion Project, Brightline Trains Florida LLC Issue, Series 2024, (AMT)	5.000%	07/01/37	$7,765,248
2,160,000		Florida Development Finance Corporation, Revenue Bonds, Brightline Florida Passenger Rail Expansion Project, Brightline Trains Florida LLC Issue, Series 2024, (AMT)	5.000	07/01/38	2,157,171
24,800,000		Florida Development Finance Corporation, Revenue Bonds, Brightline Florida Passenger Rail Expansion Project, Brightline Trains Florida LLC Issue, Series 2024, (AMT)	5.000	07/01/41	24,133,525
31,960,000		Florida Development Finance Corporation, Revenue Bonds, Brightline Florida Passenger Rail Expansion Project, Brightline Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT)	5.000	07/01/44	32,085,760
96,860,000	(e)	Florida Development Finance Corporation, Revenue Bonds, Brightline Florida Passenger Rail Expansion Project, Series 2025A, (AMT), (Mandatory Put 8/13/25)	8.250	07/01/57	100,588,413
2,200,000	(e)	Florida Development Finance Corporation, Revenue Bonds, IPS Florida LLC-Idea Florida, Inc. Jacksonville IV, Series 2022	5.250	06/15/29	2,205,965
225,000	(e)	Florida Development Finance Corporation, Senior Living Revenue Bonds, Glenridge on Palmer Ranch Project, Refunding Series 2021	5.000	06/01/35	227,246
1,305,000	(e)	Florida Development Finance Corporation, Student Housing Revenue Bonds, SPP - Tampa I - LLC The Henry Project, Series 2024A-1	5.000	06/01/44	1,293,322
1,540,000	(e)	Florida Development Finance Corporation, Student Housing Revenue Bonds, SPP - Tampa I - LLC The Henry Project, Series 2024B	6.500	06/01/59	1,562,621
3,345,000		Florida Housing Finance Corporation, Multifamily Mortgage Revenue Bonds, Brookside Square Apartments, Series 2015J, (Mandatory Put 6/01/32)	5.000	06/01/57	3,147,220
270,000		Florida Municipal Loan Council, Capital Improvement Revenue Bonds, Shingle Creek Transportation and Utility Series 2024, (AMT)	4.500	05/01/31	269,769
375,000		Flow Way Community Development District, Collier County, Florida, Special Assessment Bonds, Phase 5 Project, Series 2016	4.350	11/01/27	376,928
750,000	(e)	Flow Way Community Development District, Collier County, Florida, Special Assessment Bonds, Refunding Series 2024	5.000	05/01/34	781,111
1,100,000	(e)	Flow Way Community Development District, Collier County, Florida, Special Assessment Bonds, Refunding Series 2024	5.000	05/01/44	1,093,489
85,000		Flow Way Community Development District, Collier County, Florida, Special Assessment Bonds, Series 2015	4.250	11/01/25	85,147
330,000		Forest Brooke Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2017	4.500	12/15/27	332,593
190,000		Fox Branch Ranch Community Development District, Polk County, Florida, Revenue Bonds, Capital Improvement Area One Series 2025	4.150	05/01/30	188,811
225,000		Fox Branch Ranch Community Development District, Polk County, Florida, Revenue Bonds, Capital Improvement Area One Series 2025	4.375	05/01/35	220,897
540,000		Fox Branch Ranch Community Development District, Polk County, Florida, Revenue Bonds, Capital Improvement Area One Series 2025	5.200	05/01/45	530,514
685,000	(e)	GIR East Community Development District, Osceola County, Florida, Capital Improvement Revenue Bonds, Assessment Area 1, Series 2025	4.300	05/01/32	674,243
1,500,000	(e)	GIR East Community Development District, Osceola County, Florida, Capital Improvement Revenue Bonds, Assessment Area 1, Series 2025	5.300	05/01/45	1,457,810
65,000		Glen St Johns Community Development District, Florida, Special Assessment Revenue Bonds, Series 2006	5.250	05/01/38	65,034
600,000	(e)	Governors Park South Community Development District, Clay County, Florida, Special Assessment Revenue Bonds, Area 1 Series 2025	4.375	05/01/32	597,221

154	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FLORIDA (continued)
$1,000,000	(e)	Governors Park South Community Development District, Clay County, Florida, Special Assessment Revenue Bonds, Area 1 Series 2025	5.400%	05/01/45	$988,683
120,000	(e)	Gracewater Sarasota Community Development District, Sarasota County, Florida, Capital Improvement Revenue Bonds, Series 2021	2.400	05/01/26	117,589
665,000	(e)	Gracewater Sarasota Community Development District, Sarasota County, Florida, Capital Improvement Revenue Bonds, Series 2021	2.950	05/01/31	602,526
360,000		Grand Bay at Doral Community Development District, Miami- Dade County, Florida, Special Assessment Bonds, South Parcel Assessment Area Project, Series 2016	4.250	05/01/26	360,750
790,000		Grand Bay at Doral Community Development District, Miami- Dade County, Florida, Special Assessment Improvement Bonds, Assessment Area Two Project, Refunding Series 2014A-2	5.875	05/01/28	791,097
85,000	(e)	Grand Oaks Community Development District, Saint Johns County, Florida, Special Assessment Bonds, Assessment Area 3, Series 2021	2.625	11/01/26	82,877
220,000	(e)	Grand Oaks Community Development District, Saint Johns County, Florida, Special Assessment Bonds, Assessment Area 3, Series 2021	3.200	11/01/31	202,988
560,000	(e)	Grand Oaks Community Development District, Saint Johns County, Florida, Special Assessment Bonds, Assessment Area 3, Series 2021	3.500	11/01/41	453,895
545,000		Grand Oaks Community Development District, Saint Johns County, Florida, Special Assessment Bonds, Series 2019A	4.125	11/01/29	544,540
12,500,000		Greater Orlando Aviation Authority, Florida, Orlando Airport Facilities Revenue Bonds, Priority Subordinated Series 2017A, (AMT)	5.000	10/01/47	12,520,490
4,170,000		Greater Orlando Aviation Authority, Florida, Orlando Airport Facilities Revenue Bonds, Series 2015A, (AMT)	5.000	10/01/35	4,188,936
1,450,000		Greater Orlando Aviation Authority, Florida, Orlando Airport Facilities Revenue Bonds, Series 2015A, (AMT)	4.000	10/01/40	1,385,562
425,000		Grove Resort Community Development District, Orange County, Florida, Special Assessment Revenue Bonds, Series 2017A	5.000	11/01/28	433,423
70,000		Gulfstream Polo Community Development District, Palm Beach County, Florida, Special Assessment Bonds, Phase 1 Project, Series 2017	4.000	11/01/27	70,020
150,000	(e)	Hammock Oaks Community Development District, Florida, Special Assessment Revenue Bonds, Area One Series 2023	4.875	05/01/30	151,469
750,000	(e)	Hammock Oaks Community Development District, Florida, Special Assessment Revenue Bonds, Area One Series 2023	5.625	05/01/43	765,427
300,000		Hammock Oaks Community Development District, Lady Lake, Florida, Special Assessment Revenue Bonds, Area 2, Series 2024	5.000	05/01/31	301,189
1,000,000		Hammock Oaks Community Development District, Lady Lake, Florida, Special Assessment Revenue Bonds, Area 2, Series 2024	5.850	05/01/44	1,004,952
45,000		Hammock Reserve Community Development District, Haines City, Florida, Special Assessment Revenue Bonds, Area 2 Project, Series 2021	2.375	05/01/26	44,191
205,000		Hammock Reserve Community Development District, Haines City, Florida, Special Assessment Revenue Bonds, Area 2 Project, Series 2021	3.000	05/01/31	189,144
515,000		Hammock Reserve Community Development District, Haines City, Florida, Special Assessment Revenue Bonds, Area 2 Project, Series 2021	3.375	05/01/41	421,998
195,000	(e)	Hammock Reserve Community Development District, Haines City, Florida, Special Assessment Revenue Bonds, Area 3 Project, Series 2022	4.200	05/01/27	195,078
470,000	(e)	Hammock Reserve Community Development District, Haines City, Florida, Special Assessment Revenue Bonds, Area 3 Project, Series 2022	4.400	05/01/32	471,671
345,000	(e)	Harmony West Community Development District, Osceloa County, Florida, Special Asssessment Revenue Bonds, Assessment Area 1, Series 2018	4.750	05/01/29	349,538

See Notes to Financial Statements	155

Portfolio of Investments March 31, 2025 (continued)

Short Duration High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FLORIDA (continued)
$300,000	(e)	Harmony West Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Assessment Area 3, Series 2025	4.600%	05/01/32	$299,964
625,000	(e)	Harmony West Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Assessment Area 3, Series 2025	5.450	05/01/45	620,948
485,000		Hawkstone Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area 1, Series 2019	3.500	11/01/30	460,638
150,000		Hawkstone Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area 2, Series 2019	3.625	11/01/30	143,381
565,000	(e)	Hawthorne Mill North Community Development District, Florida, Capital Improvement Revenue Bonds, Lakeland Assessment Area Two Series 2024	4.600	05/01/31	561,264
1,000,000	(e)	Hawthorne Mill North Community Development District, Florida, Capital Improvement Revenue Bonds, Lakeland Assessment Area Two Series 2024	5.200	05/01/44	977,672
500,000		Heights Community Development District, Florida, Tax Increment & Special Assessment Revenue Bonds, Series 2018	4.500	01/01/28	503,832
695,000		Heritage Harbour North Community Development District, Florida, Capital Improvement Revenue Bond, Refunding Series 2017A-1- AGM Insured	5.000	05/01/27	720,091
575,000	(e)	Hickory Tree Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Assessment Area 1 Series 2024	4.500	05/01/31	569,686
1,310,000	(e)	Hickory Tree Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Assessment Area 1 Series 2024	5.150	05/01/44	1,273,001
445,000	(e)	Hidden Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 3, Series 2019A-1	4.500	11/01/29	449,420
245,000		Highland Meadows II Community Development District, Davenport, Polk County, Florida, Special Assessment Revenue Bonds, Assessment Area 7/7A Project, Series 2019	3.875	11/01/31	236,852
210,000		Highland Meadows West Community Development District, Haines City, Florida, Special Assessment Bonds, Area 2 Project, Series 2020A	3.250	05/01/31	195,357
420,000		Highland Meadows West Community Development District, Haines City, Florida, Special Assessment Bonds, Area 2 Project, Series 2020A	3.625	05/01/40	355,466
150,000		Highland Meadows West Community Development District, Haines City, Florida, Special Assessment Bonds, Area 3 Project, Series 2020A	3.625	05/01/40	126,952
540,000	(e)	Highland Meadows West Community Development District, Haines City, Florida, Special Assessment Bonds, Series 2019	4.125	11/01/29	539,768
235,000	(e)	Highland Trails Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Assessment Area One Capital Improvement Series 2024	4.700	05/01/31	235,650
815,000	(e)	Highland Trails Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Assessment Area One Capital Improvement Series 2024	5.500	05/01/44	815,054
245,000	(e)	Highlands Community Development District, Hillborough County, Florida, Special Assessment Bonds, Assessment Area 4 Project, Series 2018	4.750	06/15/29	248,212
2,200,000		Highlands Community Development District, Hillborough County, Florida, Special Assessment Bonds, Refunding Series 2016	4.250	05/01/31	2,173,849
835,000	(e)	Hillcrest Preserve Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, 2024 Project Series 2024	4.375	05/01/31	823,550
1,500,000	(e)	Hillcrest Preserve Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, 2024 Project Series 2024	5.000	05/01/44	1,432,739
1,500,000		Hobe-Saint Lucie Conservancy District, Florida, Special Assessment Revenue Bonds, Improvement Unit 1A, Series 2024	5.600	05/01/44	1,527,886

156	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FLORIDA (continued)
$220,000	(e)	Hunter’s Ridge Community Development District 1, Flagler County, Florida, Special Assessment Bonds, Assessment Area 1, Series 2019	4.250%	11/01/29	$220,293
260,000	(e)	Island Lake Estates Community Development District, Charlotte County, Florida, Special Assessment Bonds, 2023 Project Series 2023	4.875	12/15/28	263,282
1,500,000	(e)	Island Lake Estates Community Development District, Charlotte County, Florida, Special Assessment Bonds, 2023 Project Series 2023	5.750	12/15/43	1,556,419
17,000		Islands at Doral III Community Development District, Doral, Florida, Special Assessment Bonds, Expanded Area Project, Series 2014	4.750	05/01/25	17,008
2,500,000		Islands at Doral III Community Development District, Doral, Florida, Special Assessment Bonds, Refunding Series 2013	4.125	05/01/35	2,440,086
130,000		Isles of Bartram Park Community Development District, Saint Johns County, Florida, Special Assessment Bonds, Series 2015	4.375	11/01/25	130,116
170,000		Isles of Bartram Park Community Development District, Saint Johns County, Florida, Special Assessment Bonds, Series 2017	4.000	11/01/27	169,090
195,000	(e)	Kelly Park Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area One Project Series 2023	5.125	11/01/30	197,757
665,000	(e)	Kelly Park Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area One Project Series 2023	6.000	11/01/43	684,338
65,000		Kindred Community Development District II, Osceola County, Florida, Special Assessment Revenue Bonds, Series 2021	2.200	05/01/26	63,827
80,000		Kindred Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Series 2016	4.000	05/01/26	80,027
195,000		Kindred Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Series 2017	4.000	05/01/27	195,057
80,000		Kingman Gate Community Development District, Homestead, Florida, Special Assessment Bonds, Project 2021 Series 2021	2.500	06/15/26	78,797
245,000	(e)	Knightsbridge Community Development District, Florida, Special Assessment Bonds, Series 2024	4.250	06/15/31	243,733
700,000	(e)	Knightsbridge Community Development District, Florida, Special Assessment Bonds, Series 2024	5.200	06/15/44	695,296
220,000		Lake Ashton Community Development District, Polk County, Florida, Capital Improvement Revenue Bonds, Series 2015A-1	5.000	05/01/25	220,124
3,000,000		Lake County, Florida Retirement Facility Revenue Bonds, Lakeside at Waterman Village Project, Series 2020A	5.500	08/15/40	2,982,694
425,000	(e)	Lake County, Florida, Educational Facilities Revenue Bonds, Imagine South Lake Charter School Project, Series 2019A	5.000	01/15/29	428,314
550,000	(e)	Lake County, Florida, Educational Facilities Revenue Bonds, Imagine South Lake Charter School Project, Series 2019A	5.000	01/15/39	539,172
130,000		Lake Deer Community Development District, Polk County Florida, Special Assessment Revenue Bonds, Series 2022	4.500	05/01/27	129,971
300,000		Lake Deer Community Development District, Polk County Florida, Special Assessment Revenue Bonds, Series 2022	5.000	05/01/32	299,959
745,000		Lake Deer Community Development District, Polk County Florida, Special Assessment Revenue Bonds, Series 2022	5.500	05/01/42	746,579
655,000	(e)	Lake Hideaway Community Development District, Hernando County, Florida, Capital Improvement Revenue Bonds, Assessment Area One, Series 2024	4.750	05/01/31	657,406
900,000	(e)	Lake Hideaway Community Development District, Hernando County, Florida, Capital Improvement Revenue Bonds, Assessment Area One, Series 2024	5.650	05/01/44	901,323
125,000		Lakeside Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2015	4.750	05/01/25	125,047
345,000		Lakeside Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2018	4.600	05/01/28	347,897
285,000		Lakeside Preserve Community Development District, Lakeland, Florida, Special Assessment Bonds, 2023 Project Series 2023	5.250	05/01/30	289,562
995,000		Lakeside Preserve Community Development District, Lakeland, Florida, Special Assessment Bonds, 2023 Project Series 2023	6.000	05/01/43	1,031,007

See Notes to Financial Statements	157

Portfolio of Investments March 31, 2025 (continued)

Short Duration High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FLORIDA (continued)
$120,000		Lakeside Preserve Community Development District, Lakeland, Florida, Special Assessment Bonds, Series 2019	4.250%	05/01/29	$120,139
35,000		Lakewood Park Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area 1, Series 2021	2.625	05/01/26	34,441
120,000		Lakewood Park Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area 1, Series 2021	3.200	05/01/31	112,167
325,000		Lakewood Park Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area 1, Series 2021	3.625	05/01/41	270,444
215,000	(e)	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Del Webb Project, Series 2017	4.300	05/01/27	216,064
200,000		Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Isles Lakewood Ranch Project, Series 2019	3.875	05/01/29	199,425
45,000	(e)	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Star Farms at Lakewood Ranch Project, Series 2021	2.300	05/01/26	44,179
205,000	(e)	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Star Farms at Lakewood Ranch Project, Series 2021	2.700	05/01/31	186,002
455,000	(e)	Landings at Miami Coummunity Development District, Miami- Dade County, Florida, Special Assessment Bonds, Series 2018	4.125	11/01/28	455,918
1,240,000		Langley South Community Development District, Florida, Special Assessment Revenue Bonds, Mascotte Assessment Area One Series 2024	4.400	05/01/31	1,233,057
2,225,000		Langley South Community Development District, Florida, Special Assessment Revenue Bonds, Mascotte Assessment Area One Series 2024	5.125	05/01/44	2,181,558
1,965,000		Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2007A	5.250	06/15/27	1,965,709
5,000,000		Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2007A	5.375	06/15/37	5,000,104
4,485,000	(e)	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2024A	6.000	06/15/38	4,534,487
325,000	(e)	Lee County Industrial Development Authority, Florida, Healthcare Facilities Revenue Bonds, Preserve Project, Series 2017A	5.000	12/01/27	263,020
210,000	(e)	Lee County Industrial Development Authority, Florida, Healthcare Facilities Revenue Bonds, Preserve Project, Series 2017A	5.375	12/01/32	163,444
35,000		Leomas Landing Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1, Series 2021	2.400	05/01/26	34,380
300,000	(e)	Liberty Cove Community Development District, Nassau County, Florida, Special Assessment Revenue Bonds, Assessment Area 1, Series 2024	4.800	05/01/31	297,717
1,085,000	(e)	Liberty Cove Community Development District, Nassau County, Florida, Special Assessment Revenue Bonds, Assessment Area 1, Series 2024	5.375	05/01/44	1,055,513
340,000	(e)	Longleaf Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Neighborhood 4 Assessment Area Two Series 2024A	4.375	05/01/31	335,161
750,000	(e)	Longleaf Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Neighborhood 4 Assessment Area Two Series 2024A	5.200	05/01/44	721,153
500,000	(e),(j)	Lowery Hills Community Development District, Lake Alfred, Florida, Special Assessments Revenue Bonds, Assessment Area 1, Series 2025	4.550	05/01/32	497,250
390,000	(e),(j)	Lowery Hills Community Development District, Lake Alfred, Florida, Special Assessments Revenue Bonds, Assessment Area 1, Series 2025	5.625	05/01/45	384,521

158	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FLORIDA (continued)
$100,000		LTC Rance Residential Community Development District, Port Saint Lucie, Florida, Special Assessment Bonds, Assessment Area 1 Project, Series 2021A	2.500%	05/01/26	$98,209
700,000		LTC Rance Residential Community Development District, Port Saint Lucie, Florida, Special Assessment Bonds, Assessment Area 1 Project, Series 2021A	3.125	05/01/31	647,295
2,000,000		LTC Rance Residential Community Development District, Port Saint Lucie, Florida, Special Assessment Bonds, Assessment Area 1 Project, Series 2021A	3.450	05/01/41	1,626,376
1,460,000		LTC Rance Residential Community Development District, Port Saint Lucie, Florida, Special Assessment Bonds, Assessment Area 1 Project, Series 2021B	3.250	05/01/31	1,359,672
130,000		LTC Ranch Residential Community Development District, Port Saint Lucie, Florida, Special Assessment Bonds, Assessment Area 2 Project, Series 2024AA2	4.850	05/01/31	130,359
325,000		LTC Ranch Residential Community Development District, Port Saint Lucie, Florida, Special Assessment Bonds, Assessment Area 2 Project, Series 2024AA2	5.700	05/01/44	325,934
440,000		LTC Ranch Residential Community Development District, Port Saint Lucie, Florida, Special Assessment Bonds, Assessment Area 3 Project, Series 2024AA3	4.875	05/01/31	441,412
1,255,000		LTC Ranch Residential Community Development District, Port Saint Lucie, Florida, Special Assessment Bonds, Assessment Area 3 Project, Series 2024AA3	5.750	05/01/44	1,259,479
300,000	(e)	LTC Ranch Residential Community Development District, Port Saint Lucie, Florida, Special Assessment Bonds, Assessment Area 4 Project, Refunding Series 2024AA4	4.750	05/01/31	298,805
1,130,000	(e)	LTC Ranch Residential Community Development District, Port Saint Lucie, Florida, Special Assessment Bonds, Assessment Area 4 Project, Refunding Series 2024AA4	5.375	05/01/44	1,108,367
340,000		Lucerne Park Community Development District, Florida, Special Assessment Revenue Bonds, Series 2019	4.000	05/01/29	338,836
2,015,000		Magic Place Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Series 2019	3.875	05/01/30	1,947,824
3,570,000		Magic Place Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Series 2019	4.375	05/01/40	3,244,736
710,000	(e)	Magnolia Island Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Assessment Area 1, series 2025	4.650	05/01/32	709,066
750,000	(e)	Magnolia Island Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Assessment Area 1, series 2025	5.550	05/01/45	745,176
435,000	(e)	Malabar Springs Community Development District, Florida, Special Assessment Revenue Bonds, Palm Bay Area One Series 2024	4.500	05/01/31	430,300
1,355,000	(e)	Malabar Springs Community Development District, Florida, Special Assessment Revenue Bonds, Palm Bay Area One Series 2024	5.200	05/01/44	1,313,753
320,000	(e)	Marion Ranch Community Development District, Marion County, Florida, Special Assessment Revenue Bonds, Series 2024	5.100	05/01/31	321,073
1,000,000	(e)	Marion Ranch Community Development District, Marion County, Florida, Special Assessment Revenue Bonds, Series 2024	5.700	05/01/44	1,002,873
765,000		Mediterranea Community Development District, Riviera Beach, Florida, Special Assessment Bonds, Area 2 Project, Refunding & Improvement Series 2017	4.250	05/01/29	767,461
565,000	(e)	Miami Dade County Industrial Development Authority, Florida, Educational Facilities Revenue Bonds, Miami Community Charter School Inc Project, Series 2020A	4.250	06/01/30	541,264
1,035,000	(e)	Miami Dade County Industrial Development Authority, Florida, Educational Facilities Revenue Bonds, South Florida Autism Charter School Project, Series 2017	5.250	07/01/27	1,039,695
600,000		Miami Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Miami Jewish Health System Inc. Project, Series 2017	5.000	07/01/25	599,039

See Notes to Financial Statements	159

Portfolio of Investments March 31, 2025 (continued)

Short Duration High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FLORIDA (continued)
$1,000,000		Miami Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Miami Jewish Health System Inc. Project, Series 2017	5.000%	07/01/28	$993,420
1,000,000		Miami Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Miami Jewish Health System Inc. Project, Series 2017	5.000	07/01/29	987,888
1,315,000		Miami Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Miami Jewish Health System Inc. Project, Series 2017	5.000	07/01/30	1,292,887
695,000		Miami Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Miami Jewish Health System Inc. Project, Series 2017	5.000	07/01/32	675,606
12,835,000	(f),(g)	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Series 2005D — AMBAC Insured (TSFR1M + 1.050%), (UB)	6.494	07/01/33	12,966,455
12,830,000	(f),(g)	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Series 2005E — AMBAC Insured (TSFR1M + 1.050%), (UB)	6.494	07/01/34	12,953,544
7,400,000	(e)	Miami-Dade County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Edison Tower Apartments, Series 2022A	6.000	11/01/52	7,593,961
13,600,000	(e)	Miami-Dade County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Edison Tower Apartments, Series 2022B	5.000	11/01/26	13,667,976
13,015,000	(e)	Miami-Dade County Housing Finance Authority, Florida, Multifamily Mortgage Revenue Bonds, Wynwood Works, Series 2023B, (Mandatory Put 6/01/26)	5.780	06/01/27	13,062,261
150,000	(e)	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, Youth Co-Op Charter Schools Project, Series 2015A	5.000	09/15/25	150,053
1,250,000	(e)	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, Youth Co-Op Charter Schools Project, Series 2015A	6.000	09/15/45	1,251,801
1,000,000		Miami-Dade County Industrual Development Authority, Florida, Revenue Bonds, Doral Academy, Seres 2018	5.000	01/15/32	1,014,192
18,000,000		Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series 2017B, (AMT)	5.000	10/01/40	18,228,197
4,825,000	(e)	Miami-Dade County, Florida, Special Assessment Revenue Bonds, Ojus Sanitary Sewer Special Benefit Area, Series 2021	5.100	07/01/51	4,820,513
850,000		Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2021	5.000	10/01/34	926,953
250,000	(e)	Middleton Community Development District A, Florida, Special Assessment Revenue Bonds, Series 2022	5.200	05/01/27	252,852
1,070,000	(e)	Middleton Community Development District A, Florida, Special Assessment Revenue Bonds, Series 2022	5.450	05/01/32	1,131,697
2,570,000	(e)	Middleton Community Development District A, Florida, Special Assessment Revenue Bonds, Series 2022	5.850	05/01/37	2,714,834
3,470,000	(e)	Middleton Community Development District A, Florida, Special Assessment Revenue Bonds, Series 2022	6.100	05/01/42	3,652,890
2,470,000	(e)	Mirada Community Development District, Florida, Capital Improvement Bonds, Assessment Area 3 Series 2024	5.625	05/01/44	2,448,958
2,110,000	(e)	Mirada Community Development District, Florida, Capital Improvement Bonds, Assessment Area 5 Series 2024	5.000	05/01/34	2,105,404
170,000		Mirada II Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2021	2.500	05/01/26	167,008
760,000		Mirada II Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2021	3.125	05/01/31	693,295
150,000		Naples Reserve Community Development District, Collier County, Florida, Special Assessment Bonds, Series 2014	4.750	11/01/25	150,090
455,000	(e)	Naples Reserve Community Development District, Collier County, Florida, Special Assessment Bonds, Series 2018	4.625	11/01/29	459,886
670,000	(e)	Normandy Community Development District, Florida, Capital Improvement Revenue Bonds, Jacksonville Assessment Area One Series 2024	4.625	05/01/31	660,534

160	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FLORIDA (continued)
$2,090,000	(e)	Normandy Community Development District, Florida, Capital Improvement Revenue Bonds, Jacksonville Assessment Area One Series 2024	5.300%	05/01/44	$2,010,245
55,000		North AR-1 of Pasco Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1, Series 2021	2.625	05/01/26	54,115
320,000		North AR-1 of Pasco Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1, Series 2021	3.125	05/01/31	296,551
125,000	(e)	North AR-1 of Pasco Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2, Series 2021A	2.625	05/01/26	122,990
295,000	(e)	North AR-1 of Pasco Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2, Series 2021A	3.250	05/01/31	275,325
600,000	(e)	North AR-1 of Pasco Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2, Series 2021A	3.550	05/01/41	495,561
250,000	(e)	North AR-1 of Pasco Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 4, Series 2024	4.625	05/01/31	250,354
885,000	(e)	North AR-1 of Pasco Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 4, Series 2024	5.450	05/01/44	883,048
740,000	(e)	North AR-1 of Pasco Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 5, Series 2024	4.875	05/01/31	742,156
835,000	(e)	North AR-1 of Pasco Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 5, Series 2024	5.750	05/01/44	837,980
305,000		North Boulevard Community Development District, Haines, Polk County, Florida, Special Assessment Bonds, Series 2019	4.750	11/01/29	308,750
620,000		North Park Isle Community Development District, Plant City, Florida, Special Assessment Revenue Bonds, Assessment Area 1, Series 2019	4.000	05/01/30	614,425
150,000		North Park Isle Community Development District, Plant City, Florida, Special Assessment Revenue Bonds, Assessment Area 2, Series 2021	2.450	11/01/26	146,146
500,000		North Park Isle Community Development District, Plant City, Florida, Special Assessment Revenue Bonds, Assessment Area 2, Series 2021	3.000	11/01/31	458,654
1,585,000		North Park Isle Community Development District, Plant City, Florida, Special Assessment Revenue Bonds, Assessment Area 2, Series 2021	3.375	11/01/41	1,290,484
135,000		North Powerline Road Community Development District, Polk County, Florida, Special Assessment Revenue Bonds, Series 2020	2.625	05/01/25	134,800
490,000		North Powerline Road Community Development District, Polk County, Florida, Special Assessment Revenue Bonds, Series 2020	3.125	05/01/30	463,570
90,000	(e)	North Powerline Road Community Development District, Polk County, Florida, Special Assessment Revenue Bonds, Series 2022	4.750	05/01/27	90,461
210,000	(e)	North Powerline Road Community Development District, Polk County, Florida, Special Assessment Revenue Bonds, Series 2022	5.250	05/01/32	214,458
1,400,000		Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 2C, Series 2017	5.000	08/01/32	1,422,621
540,000		Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 53, Series 2015	4.650	08/01/25	541,032
1,100,000		Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 53, Series 2018A	4.875	08/01/29	1,115,447
475,000		Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 53, Series 2021	2.300	08/01/26	463,077

See Notes to Financial Statements	161

Portfolio of Investments March 31, 2025 (continued)

Short Duration High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FLORIDA (continued)
$1,310,000		Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 53, Series 2021	2.875%	08/01/31	$1,177,333
80,000		Oaks Shady Creek Community Development District, Florida, Special Assessment Bonds, Series 2015	4.250	11/01/25	80,092
285,000		Old Hickory Community Development District, Osceola County, Florida, Special Assessment Bonds, Series 2020	3.000	06/15/30	270,683
250,000		Orchid Grove Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015	4.500	05/01/25	250,052
25,000	(e)	Osceola Village Center Community Development District, Florida, Special Assessment Bonds, 2021 Project, Series 2021	2.375	05/01/26	24,535
175,000	(e)	Osceola Village Center Community Development District, Florida, Special Assessment Bonds, 2021 Project, Series 2021	2.875	05/01/31	159,697
370,000	(e)	Osceola Village Center Community Development District, Florida, Special Assessment Bonds, 2021 Project, Series 2021	3.300	05/01/41	294,871
380,000	(e)	Pacific Ace Community Development District, Lake County, Florida, Special Assessment Revenue Bonds, Area 2 Series 2024	4.450	05/01/31	379,474
610,000	(e)	Pacific Ace Community Development District, Lake County, Florida, Special Assessment Revenue Bonds, Area 2 Series 2024	5.200	05/01/44	604,992
305,000		Palermo Community Development District, Lee County, Florida, Special Assessment Bonds, Area 2, Series 2025	4.375	06/15/32	301,514
745,000		Palermo Community Development District, Lee County, Florida, Special Assessment Bonds, Area 2, Series 2025	5.350	06/15/45	729,709
200,000		Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Toby & Leon Cooperman Sinai Residences of Boca Raton, Refunding Series 2022	4.000	06/01/26	199,489
1,000,000		Palm Beach County, Florida, Revenue Bonds, Provident Group - LU Properties LLC Lynn University Housing Project, Series 2024A	6.000	06/01/44	1,001,089
440,000		Palm Beach County, Florida, Revenue Bonds, Provident Group - LU Properties LLC Lynn University Housing Project, Taxable Series 2024B	8.500	06/01/33	445,138
690,000	(e)	Palm Beach County, Florida, Revenue Bonds, Provident Group - PBAU Properties LLC - Palm Beach Atlantic University Housing Project, Series 2019A	5.000	04/01/29	692,948
590,000		Palm Glades Community Development District, Florida, Special Assessment Bonds, Refunding Series 2017	4.000	05/01/27	589,982
120,000	(e)	Park East Community Development District, Florida, Special Assessment Revenue Bonds, Series 2021	2.400	11/01/26	115,971
650,000	(e)	Park East Community Development District, Florida, Special Assessment Revenue Bonds, Series 2021	2.875	11/01/31	580,643
1,285,000	(e)	Park East Community Development District, Florida, Special Assessment Revenue Bonds, Series 2021	3.150	11/01/41	990,832
415,000		Parker Pointe Community Development District, Miami-Dade County, Florida, Special Assessment Revenue Bonds, Series 2024	4.950	05/01/31	415,023
700,000		Parker Pointe Community Development District, Miami-Dade County, Florida, Special Assessment Revenue Bonds, Series 2024	5.500	05/01/44	695,198
70,000		Parker Road Community Development District, Florida, Capital Improvement Revenue Bonds, Refudning Series 2020	3.100	05/01/25	69,913
335,000		Parker Road Community Development District, Florida, Capital Improvement Revenue Bonds, Refudning Series 2020	3.375	05/01/30	312,567
815,000		Parkland Preserve Community Development District, Saint Johns County, Florida, Special Assessment Revenue Bonds, Series 2019A	4.750	05/01/30	824,499
260,000		Parrish Lakes Community Development District, Manatee County, Florida, Capital Improvement Revenue Bonds, Assessment Area 1, Series 2023	4.000	05/01/30	257,076
955,000		Parrish Lakes Community Development District, Manatee County, Florida, Capital Improvement Revenue Bonds, Assessment Area 1, Series 2023	5.125	05/01/43	940,255
520,000	(e)	Parrish Lakes Community Development District, Manatee County, Florida, Capital Improvement Revenue Bonds, Assessment Area 2, Series 2023A	4.625	05/01/30	521,903

162	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FLORIDA (continued)
$1,155,000	(e)	Parrish Lakes Community Development District, Manatee County, Florida, Capital Improvement Revenue Bonds, Assessment Area 2, Series 2023A	5.375%	05/01/43	$1,158,475
1,045,000	(e)	Parrish Lakes Community Development District, Manatee County, Florida, Capital Improvement Revenue Bonds, Assessment Area 3, Series 2024	5.500	05/01/44	1,026,982
1,180,000	(e)	Parrish Lakes II Community Development District, Manatee County, Florida, Capital Improvement Revenue Bonds, Assessment Area One Series 2024	4.250	05/01/31	1,164,685
3,255,000	(e)	Parrish Lakes II Community Development District, Manatee County, Florida, Capital Improvement Revenue Bonds, Assessment Area One Series 2024	5.125	05/01/44	3,130,929
335,000		Parrish Plantation Community Development District, Manatee County, Florida, Special Assessment Revenue Bonds, Assessment Area 1, Series 2021	3.125	05/01/31	312,826
1,000,000		Parrish Plantation Community Development District, Manatee County, Florida, Special Assessment Revenue Bonds, Assessment Area 1, Series 2021	3.500	05/01/41	825,324
325,000	(e)	Parrish Plantation Community Development District, Manatee County, Florida, Special Assessment Revenue Bonds, Assessment Area 3 Project, Series 2024	4.875	05/01/31	327,411
695,000	(e)	Parrish Plantation Community Development District, Manatee County, Florida, Special Assessment Revenue Bonds, Assessment Area 3 Project, Series 2024	5.800	05/01/44	709,298
85,000	(e)	Parrish Plantation Community Development District, Manatee County, Florida, Special Assessment Revenue Bonds, Assessment Area 4 Project, Series 2021	4.750	05/01/31	85,647
250,000	(e)	Parrish Plantation Community Development District, Manatee County, Florida, Special Assessment Revenue Bonds, Assessment Area 4 Project, Series 2021	5.625	05/01/44	253,476
670,000		Pasadena Ridge Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Assessment Area Two, Series 2024	4.350	05/01/31	664,132
1,325,000		Pasadena Ridge Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Assessment Area Two, Series 2024	5.050	05/01/44	1,290,385
440,000	(e)	Peace Creek Community Development District, Winter Haven, Florida, Special Assessment Revenue Bonds, Area One Series 2023	4.250	06/15/30	440,906
1,475,000	(e)	Peace Creek Community Development District, Winter Haven, Florida, Special Assessment Revenue Bonds, Area One Series 2023	5.125	06/15/43	1,485,638
445,000	(e)	Peace Creek Village Community Development District, Winter Haven, Florida, Special Assessment Revenue Bonds, Series 2025	4.500	05/01/32	442,283
710,000	(e)	Peace Creek Village Community Development District, Winter Haven, Florida, Special Assessment Revenue Bonds, Series 2025	5.600	05/01/45	699,589
85,000	(e)	Pine Isle Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2021	2.375	12/15/26	83,097
225,000		Pinellas County Industrial Development Authority, Florida, Industrial Development Revenue Bonds, Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc., Project, Series 2019	5.000	07/01/39	224,613
500,000	(e)	Pioneer Ranch Community Development District, Marion County, Florida, Special Assessment Bonds, Series 2024	4.200	05/01/31	491,149
1,000,000	(e)	Pioneer Ranch Community Development District, Marion County, Florida, Special Assessment Bonds, Series 2024	5.000	05/01/44	954,012
160,000		Poinciana West Community Development District, Florida, Special Assessment Bonds, Refunding Subordinate Series 2016-2	5.375	05/01/30	163,330
55,000		Preserve at South Branch Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Phase 3 Series 2021	2.500	05/01/26	54,266
205,000		Prosperity Lakes Community Development District, Manatee County, Florida, Special Assessment Revenue Bonds, Assessment Area One Series 2023	5.150	12/15/30	210,499

See Notes to Financial Statements	163

Portfolio of Investments March 31, 2025 (continued)

Short Duration High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FLORIDA (continued)
$690,000		Prosperity Lakes Community Development District, Manatee County, Florida, Special Assessment Revenue Bonds, Assessment Area One Series 2023	5.875%	12/15/43	$726,864
150,000	(e)	Ranches at Lake McLeod Community Development District, Polk County, Florida, Special Assessment Revenue Bonds, Assessment Area 1 Series 2023	4.625	06/15/30	151,329
620,000	(e)	Ranches at Lake McLeod Community Development District, Polk County, Florida, Special Assessment Revenue Bonds, Assessment Area 1 Series 2023	5.250	06/15/43	627,551
300,000	(e)	Ranches at Lake McLeod Community Development District, Polk County, Florida, Special Assessment Revenue Bonds, Assessment Area 2 Series 2025	4.250	06/15/30	299,427
370,000	(e)	Ranches at Lake McLeod Community Development District, Polk County, Florida, Special Assessment Revenue Bonds, Assessment Area 2 Series 2025	4.550	06/15/35	366,305
90,000		Randal Park Community Development District, Orlando, Florida, Special Assessment Revenue Bonds, Series 2015	4.250	11/01/25	90,104
325,000	(e)	Regal Village Community Development District, Florida City, Florida, Capital Improvement Revenue Bonds, Series 2024	4.250	05/01/31	323,516
700,000	(e)	Regal Village Community Development District, Florida City, Florida, Capital Improvement Revenue Bonds, Series 2024	5.200	05/01/44	695,920
840,000		Reunion East Community Development District, Osceola County, Florida, Special Assessment Bonds, Refunding Series 2015A	5.000	05/01/25	841,151
80,000		Reunion East Community Development District, Osceola County, Florida, Special Assessment Bonds, Series 2021	2.400	05/01/26	78,649
70,000		Reunion East Community Development District, Osceola County, Florida, Special Assessment Bonds, Series 2021	2.850	05/01/31	64,067
195,000		Reunion East Community Development District, Osceola County, Florida, Special Assessment Bonds, Series 2021	3.150	05/01/41	158,172
185,000		Reunion West Community Development District, Florida, Special Assessment Bonds, Area 2 Phase 1 Project, Refunding & Improvement Series 2015	4.250	05/01/25	185,019
530,000		Reunion West Community Development District, Florida, Special Assessment Bonds, Area 3 Project, Series 2016	4.375	11/01/28	533,056
715,000	(e)	Reunion West Community Development District, Florida, Special Assessment Bonds, Area 4 Project, Series 2017	4.250	11/01/28	719,406
225,000	(e)	Reunion West Community Development District, Florida, Special Assessment Bonds, Refunding Series 2022	3.000	05/01/25	224,792
285,000	(e)	Reunion West Community Development District, Florida, Special Assessment Bonds, Refunding Series 2022	3.000	05/01/26	282,518
290,000	(e)	Reunion West Community Development District, Florida, Special Assessment Bonds, Refunding Series 2022	3.000	05/01/27	284,367
400,000	(e)	Reunion West Community Development District, Florida, Special Assessment Bonds, Refunding Series 2022	3.000	05/01/28	388,235
425,000	(e)	Reunion West Community Development District, Florida, Special Assessment Bonds, Refunding Series 2022	3.000	05/01/29	408,023
455,000	(e)	Reunion West Community Development District, Florida, Special Assessment Bonds, Refunding Series 2022	3.000	05/01/30	429,679
440,000	(e)	Reunion West Community Development District, Florida, Special Assessment Bonds, Refunding Series 2022	3.000	05/01/31	409,979
1,305,000	(e)	Reunion West Community Development District, Florida, Special Assessment Bonds, Refunding Series 2022	3.000	05/01/36	1,136,688
425,000		Reunion West Community Development District, Osceola County, Florida, Special Assessment Bonds, Area 5 Project, Series 2019	4.000	05/01/30	420,795
50,000		Rhodine Road North Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2022	2.600	05/01/27	48,808
105,000		River Glen Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2, Series 2021	2.375	05/01/26	102,982
350,000		River Glen Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2, Series 2021	3.000	05/01/31	322,928
1,970,000		River Glen Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2, Series 2021	3.375	05/01/41	1,618,061

164	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FLORIDA (continued)
$190,000	(e)	River Hall Community Development District, Lee County, Florida, Capital Improvement Revenue Bonds, Assessment Area 4 Series 2023A	5.375%	05/01/30	$193,904
700,000	(e)	River Hall Community Development District, Lee County, Florida, Capital Improvement Revenue Bonds, Assessment Area 4 Series 2023A	6.250	05/01/43	736,695
1,000,000		River Hall Community Development District, Lee County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2021A-1	3.000	05/01/31	922,148
1,000,000		River Hall Community Development District, Lee County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2021A-1	3.000	05/01/36	844,367
895,000		River Hall Community Development District, Lee County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2021A-2	3.000	05/01/31	825,323
895,000		River Hall Community Development District, Lee County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2021A-2	3.000	05/01/36	755,708
295,000		Rivers Edge Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Subordinate Lien Series 2018A-2	4.375	05/01/28	296,529
100,000		Rivers Edge II Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2021	2.400	05/01/26	98,156
300,000		Rivers Edge II Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2021	3.000	05/01/31	276,041
940,000		Rivers Edge II Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2021	3.500	05/01/41	772,186
60,000	(e)	Rivers Edge III Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2021	2.400	05/01/26	58,906
300,000	(e)	Rivers Edge III Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2021	3.000	05/01/31	276,041
780,000	(e)	Rivers Edge III Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2021	3.500	05/01/41	637,021
95,000		Rolling Hills Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2015A-1	5.125	05/01/26	95,338
285,000		Rolling Hills Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2020A-1	3.875	05/01/30	276,881
805,000		Rolling Hills Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2020A-1	4.625	05/01/40	766,945
1,315,000		Rolling Oaks Community Development District, Florida, Special Assessment Bonds, Series 2016	5.250	11/01/28	1,344,289
525,000	(e)	Rolling Oaks Community Development District, Florida, Special Assessment Bonds, Series 2018	4.875	11/01/28	533,304
170,000	(e)	Rolling Oaks Community Development District, Osceola County, Florida, Special Assessment Bonds, 2022 Assessment Area, Series 2022	5.625	05/01/29	172,446
830,000	(e)	Rolling Oaks Community Development District, Osceola County, Florida, Special Assessment Bonds, 2022 Assessment Area, Series 2022	6.250	05/01/42	865,453
410,000	(e)	Rookery Community Development District, Florida, Special Assessment Revenue Bonds, Green Cove Springs Capital Improvement Assessment Area One Series 2024	4.250	05/01/31	404,464
1,000,000	(e)	Rookery Community Development District, Florida, Special Assessment Revenue Bonds, Green Cove Springs Capital Improvement Assessment Area One Series 2024	5.000	05/01/44	957,460
270,000	(e)	Rye Crossing Community Development District, Manatee County, Florida, Revenue Bonds, Capital Improvement Assessment Area 2 Series 2024	4.200	05/01/31	266,349
750,000	(e)	Rye Crossing Community Development District, Manatee County, Florida, Revenue Bonds, Capital Improvement Assessment Area 2 Series 2024	5.000	05/01/44	722,432
750,000	(e)	Rye Ranch Community Development District, Florida, Special Assessment Revenue Bonds, Pod B - Assessment Area 1 Series 2023	5.750	11/01/43	763,763
350,000	(e)	Sabal Palm Community Development District, Florida, Special Assessment Bonds, South Parcel Series 2017	4.250	11/01/28	351,297

See Notes to Financial Statements	165

Portfolio of Investments March 31, 2025 (continued)

Short Duration High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FLORIDA (continued)
$1,000,000		Saint Augustine Lakes Community Development District, Saint Johns County, Florida, Special Assessment Bonds, 2022 Project, Series 2022	5.375%	06/15/42	$1,014,616
450,000	(e)	Saltleaf Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2024	4.750	05/01/31	448,910
1,300,000	(e)	Saltleaf Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2024	5.625	05/01/44	1,291,914
110,000		Saltmeadows Community Development District, Manatee County, Florida, Special Assessment Revenue Bonds, Assessment Area 1, Series 2022	4.625	05/01/29	110,843
375,000		Savanna Lakes Community Development District, Lee County, Florida, Special Assessment Revenue Bonds, Assessment Area Two Series 2024	4.625	06/15/31	374,376
625,000		Savanna Lakes Community Development District, Lee County, Florida, Special Assessment Revenue Bonds, Assessment Area Two Series 2024	5.250	06/15/44	617,850
540,000	(e)	Sawgrass Village Community Development District, Manatee County, Florida, Special Assessment Bonds, 2023 Project Series 2023	4.875	05/01/30	544,317
2,360,000	(e)	Sawgrass Village Community Development District, Manatee County, Florida, Special Assessment Bonds, 2023 Project Series 2023	5.500	05/01/43	2,381,641
420,000		Sawgrass Village Community Development District, Manatee County, Florida, Special Assessment Bonds, Assessment Area 2 Series 2023	5.250	11/01/30	427,728
1,000,000		Sawgrass Village Community Development District, Manatee County, Florida, Special Assessment Bonds, Assessment Area 2 Series 2023	6.125	11/01/43	1,042,365
260,000	(e)	Sawgrass Village Community Development District, Manatee County, Florida, Special Assessment Bonds, Assessment Area 3 Series 2024	4.700	05/01/31	260,329
750,000	(e)	Sawgrass Village Community Development District, Manatee County, Florida, Special Assessment Bonds, Assessment Area 3 Series 2024	5.550	05/01/44	749,231
215,000	(e)	Scenic Terrace South Community Development District, Lake Hamilton, Florida, Special Assessment Revenue Bonds, Series 2022 Project, Series 2022	3.750	05/01/27	213,169
690,000	(e)	Scenic Terrace South Community Development District, Lake Hamilton, Florida, Special Assessment Revenue Bonds, Series 2022 Project, Series 2022	4.125	05/01/32	674,784
1,000,000	(e)	Seagrove Community Development District, St. Lucie County, Florida, Special Assessment Revenue Bonds, Series 2024	4.250	06/15/31	988,403
1,000,000	(e)	Seagrove Community Development District, St. Lucie County, Florida, Special Assessment Revenue Bonds, Series 2024	4.875	06/15/44	964,827
220,000	(e)	Seaton Creek Reserve Community Development District, Jacksonville, Florida, Special Assessment Revenue Bonds, Assessment Area 1 Series 2023	4.625	06/15/30	221,932
825,000	(e)	Seaton Creek Reserve Community Development District, Jacksonville, Florida, Special Assessment Revenue Bonds, Assessment Area 1 Series 2023	5.250	06/15/43	836,707
240,000		Sedona Point Community Development District, Florida, Special Assessment Bonds, Project Series 2023	4.125	06/15/30	240,653
825,000		Sedona Point Community Development District, Florida, Special Assessment Bonds, Project Series 2023	5.000	06/15/43	830,151
5,000,000		Seminole County Industrial Development Authority, Florida, Retirement Facility Revenue Bonds, Legacy Pointe At UCF Project, Series 2019A	5.000	11/15/29	5,032,678
2,000,000		Seminole County Industrial Development Authority, Florida, Retirement Facility Revenue Bonds, Legacy Pointe At UCF Project, Series 2019A	5.250	11/15/39	2,004,952
6,700,000		Seminole County Industrial Development Authority, Florida, Retirement Facility Revenue Bonds, Legacy Pointe At UCF Project, Series 2019A	5.750	11/15/54	6,669,653

166	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FLORIDA (continued)
$700,000	(e)	Seminole Palms Community Development District, Palm Coast, Florida, Special Assessment Revenue Bonds, 2024 Project Area 2 Series 2024	4.450%	05/01/31	$692,426
1,250,000	(e)	Seminole Palms Community Development District, Palm Coast, Florida, Special Assessment Revenue Bonds, 2024 Project Area 2 Series 2024	5.200	05/01/44	1,207,639
460,000	(e)	Sherwood Manor Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Area One, Series 2018	4.625	11/01/29	465,389
210,000		Shingle Creek at Branson Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Series 2021	2.500	06/15/26	206,454
260,000	(e)	Silver Oaks Community Development District, St. Lucie County, Florida, Special Assessment Bonds, Series 2024	4.700	05/01/31	260,877
1,000,000	(e)	Silver Oaks Community Development District, St. Lucie County, Florida, Special Assessment Bonds, Series 2024	5.550	05/01/44	1,005,023
180,000	(e)	Silverado Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1A, Series 2018A-1	5.000	11/01/28	182,854
45,000	(e)	Silverado Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2017A-1	5.000	11/01/27	45,483
105,000		Six Mile Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1, Refunding Series 2015	4.375	05/01/25	105,012
895,000		Six Mile Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2 Phase 2, Series 2017A	4.500	11/01/28	904,347
55,000		Six Mile Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2 Phase 3B, Refunding Series 2021	2.500	05/01/26	53,998
325,000		Six Mile Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2 Phase 3B, Refunding Series 2021	3.100	05/01/31	301,412
1,000,000		Six Mile Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2 Phase 3B, Refunding Series 2021	3.400	05/01/41	811,577
335,000		Six Mile Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2, Series 2016	4.750	11/01/28	340,405
800,000		Solterra Resort Community Development District, Polk County, Florida, Special Assessment Bonds, Series 2018	4.750	05/01/29	808,544
330,000	(e)	Somerset Bay Community Development District, Hernando County, Florida, Capital Improvement Revenue Bonds, Assessment Area 1, Series 2024	4.850	05/01/31	330,020
1,000,000	(e)	Somerset Bay Community Development District, Hernando County, Florida, Capital Improvement Revenue Bonds, Assessment Area 1, Series 2024	5.625	05/01/44	992,629
65,000		South Creek Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Area 1 Series 2021	2.375	06/15/26	63,823
490,000		South Fork III Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2016	5.000	05/01/29	497,517
490,000		South Fork III Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2018	4.625	05/01/29	495,276
70,000		South Village Community Development District, Clay County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2016A2	4.350	05/01/26	70,138
130,000		Southern Grove Community Develoment District 5, Port Saint Lucie, Florida, Special Assessment Bonds, Community Infrastructure Series 2021	2.400	05/01/26	127,899
275,000		Southern Grove Community Development District 5, Florida, Special Assessment Infrastructure Bonds, Series 2019	3.250	05/01/29	263,875
370,000		Southern Grove Community Development District 5, Florida, Special Assessment Infrastructure Bonds, Series 2019	3.600	05/01/34	340,448

See Notes to Financial Statements	167

Portfolio of Investments March 31, 2025 (continued)

Short Duration High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FLORIDA (continued)
$365,000		Southshore Bay Community Development District, Hillsborough County, Florida, Capital Improvement Revenue Bonds, Assessment Area 2, Series 2024	4.750%	05/01/31	$363,546
680,000		Southshore Bay Community Development District, Hillsborough County, Florida, Capital Improvement Revenue Bonds, Assessment Area 2, Series 2024	5.375	05/01/44	669,341
355,000		Spencer Creek Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2019	4.375	05/01/29	357,056
900,000	(e)	Spring Lake Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Area Two Project, Series 2017	4.500	11/01/28	908,305
50,000	(e)	Stellar North Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, 2021 Project, Series 2021	2.450	05/01/26	49,063
350,000	(e)	Stellar North Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, 2021 Project, Series 2021	3.000	05/01/31	321,171
925,000	(e)	Stellar North Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, 2021 Project, Series 2021	3.200	05/01/41	722,864
165,000	(e)	Stillwater Community Development District, Saint John’s County, Florida, Special Assessment Bonds, 2021 Project Series 2021	2.375	06/15/26	161,537
200,000	(e)	Stillwater Community Development District, Saint John’s County, Florida, Special Assessment Bonds, 2021 Project Series 2021	3.000	06/15/31	183,548
110,000	(e)	Stonewater Community Development District, Cape Coral, Florida, Special Assessment Revenue Bonds, Refunding Series 2021	2.250	11/01/26	106,939
355,000	(e)	Stonewater Community Development District, Cape Coral, Florida, Special Assessment Revenue Bonds, Refunding Series 2021	3.000	11/01/32	319,109
750,000	(e)	Stonewater Community Development District, Cape Coral, Florida, Special Assessment Revenue Bonds, Refunding Series 2021	3.300	11/01/41	599,279
175,000		Stoneybrook North Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area One Project, Series 2017A-1	5.000	11/01/27	176,621
1,255,000		Stoneybrook North Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area One Project, Series 2017A-3	5.875	11/01/29	1,255,439
165,000	(e)	Stoneybrook North Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area Two Project, Series 2022	5.500	11/01/29	167,954
1,000,000		Stoneybrook South at Championsgate Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, 2019 Assessment Area Series 2019NM	4.000	06/15/30	1,004,996
450,000		Stoneybrook South at Championsgate Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Parcel K Assessment Area, Series 2017	4.000	12/15/28	450,933
505,000		Storey Creek Community Development District, Osceloa County, Florida, Special Assessment Bonds, Assessment Area 1 Project, Series 2019	3.625	12/15/30	486,650
120,000	(e)	Storey Drive Community Development District, Orlando, Florida, Special Assessment Revenue Bonds, Series 2022	2.550	06/15/27	115,885
375,000	(e)	Storey Drive Community Development District, Orlando, Florida, Special Assessment Revenue Bonds, Series 2022	3.000	06/15/32	338,282
1,000,000	(e)	Storey Drive Community Development District, Orlando, Florida, Special Assessment Revenue Bonds, Series 2022	3.250	06/15/42	781,624
45,000	(e)	Storey Park Community Development District, Orlando, Florida, Special Assessment Revenue Bonds, Assessment Area Four Project, Series 2021	2.375	06/15/26	44,237
440,000		Storey Park Community Development District, Orlando, Florida, Special Assessment Revenue Bonds, Assessment Area One Project, Series 2015	4.500	11/01/26	441,819

168	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FLORIDA (continued)
$385,000	(e)	Summer Woods Community Development District, Manatee County, Florida, Special Assessment Bonds, Area 1 Project, Series 2018A-1	5.000%	11/01/29	$392,063
125,000		Summer Woods Community Development District, Manatee County, Florida, Special Assessment Bonds, Area 2 Project, Series 2020	3.750	05/01/40	107,305
50,000	(e)	Summer Woods Community Development District, Manatee County, Florida, Special Assessment Bonds, Area 3, Series 2021	2.500	05/01/26	49,120
300,000	(e)	Summer Woods Community Development District, Manatee County, Florida, Special Assessment Bonds, Area 3, Series 2021	3.150	05/01/31	278,260
720,000	(e)	Summer Woods Community Development District, Manatee County, Florida, Special Assessment Bonds, Area 3, Series 2021	3.450	05/01/41	588,244
35,000		Summerstone Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Phase 1 Series 2020	2.500	05/01/25	34,952
65,000	(e)	Summerstone Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Phase 2 Series 2021	2.200	05/01/26	63,860
300,000	(e)	Summerstone Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Phase 2 Series 2021	2.750	05/01/31	282,317
470,000	(e)	Summit View Community Development District, Dade City, Florida, Special Assessment Area Two Revenue Bonds, Series 2024	4.750	05/01/31	471,719
1,215,000		Three Rivers Community Development District, Florida, Special Assessment Revenue Bonds, Series 2019A-1	4.125	05/01/29	1,210,173
4,165,000		Three Rivers Community Development District, Florida, Special Assessment Revenue Bonds, Series 2019A-1	4.500	05/01/39	3,985,365
4,170,000	(e)	Three Rivers Community Development District, Florida, Special Assessment Revenue Bonds, South Assessment Area Series 2021B	4.625	05/01/36	4,020,947
400,000	(e)	Timber Creek Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2018	4.625	11/01/29	404,396
220,000	(e)	Timber Creek Southwest Community Development District, Lee County, Florida, Special Assessment Bonds, Area 2 Project, Series 2021	2.350	12/15/26	213,817
800,000	(e)	Timber Creek Southwest Community Development District, Lee County, Florida, Special Assessment Bonds, Area 2 Project, Series 2021	3.000	12/15/31	730,630
130,000	(e)	Tolomato Community Development District, Florida, Special Assessment Bonds, Expansion Parcel Project, Series 2018	4.350	05/01/28	130,870
540,000	(e)	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Senior Lien Series 2018A-2	5.200	05/01/28	549,617
1,755,000	(e)	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2022A - AGM Insured	3.000	05/01/30	1,690,355
1,865,000	(e)	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2022A - AGM Insured	3.000	05/01/32	1,743,839
1,530,000	(e)	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2022B	3.000	05/01/32	1,404,205
5,990,000	(e)	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2022B	3.250	05/01/40	4,940,728
840,000	(e)	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2022C	2.800	05/01/27	822,658
1,675,000	(e)	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2022C	3.200	05/01/32	1,557,507
9,295,000	(e)	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2022C	3.400	05/01/40	7,814,151
305,000		Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Subordinate Lien Series 2018B-2	4.625	05/01/28	308,154
550,000		Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Subordinate Lien Series 2019A-2	3.850	05/01/29	548,112
440,000		Toscana Isles Community Development District, Venice, Florida, Special Assessment Revenue Bonds, Series 2014	5.750	11/01/27	451,591
735,000		Touchstone Community Development District, Hillsborough County, Florida, Special Assessment Bonds, 2019 Project, Series 2019	3.625	12/15/31	693,919

See Notes to Financial Statements	169

Portfolio of Investments March 31, 2025 (continued)

Short Duration High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FLORIDA (continued)
$100,000		Towne Park Community Development District, Florida, Special Assessment Bonds, Area 2B Project, Series 2018	5.000%	05/01/28	$101,357
455,000		Towne Park Community Development District, Florida, Special Assessment Bonds, Area 3A Project, Series 2018	5.000	05/01/28	461,185
310,000		Towne Park Community Development District, Florida, Special Assessment Bonds, Area 3B Project, Series 2019	4.000	05/01/30	306,933
40,000		Towne Park Community Development District, Florida, Special Assessment Bonds, Area 3C Project, Series 2019	3.625	05/01/25	39,981
500,000		Towne Park Community Development District, Florida, Special Assessment Bonds, Area 3C Project, Series 2019	4.000	05/01/31	491,883
80,000		Towne Park Community Development District, Florida, Special Assessment Bonds, Series 2016	5.000	11/01/28	81,184
420,000		Tradition Community Development District 1, Port Saint Lucie, Florida, Irrigation System Revenue Bonds, Existing System Series 2017	4.000	10/01/27	419,492
1,500,000		Tradition Community Development District 1, Port Saint Lucie, Florida, Irrigation System Revenue Bonds, Existing System Series 2017	4.500	10/01/47	1,374,897
35,000		Tradition Community Development District 9, Port Saint Lucie, Florida, Special Assessment Bonds, Series 2021	2.300	05/01/26	34,362
115,000		Tradition Community Development District 9, Port Saint Lucie, Florida, Special Assessment Bonds, Series 2021	2.700	05/01/31	104,113
530,000	(j)	Tradition Community Development District 9, Port Saint Lucie, Florida, Special Assessment Bonds, Series 2025	4.350	05/01/32	527,710
710,000	(j)	Tradition Community Development District 9, Port Saint Lucie, Florida, Special Assessment Bonds, Series 2025	5.400	05/01/45	699,430
90,000		Trevesta Community Development District, Manatee County, Florida, Special Assessment Revenue Bonds, 2016 Project, Series 2016A-1	5.000	11/01/26	91,135
410,000	(e)	Trevesta Community Development District, Manatee County, Florida, Special Assessment Revenue Bonds, Assessment Area 1 - Phase 2 Project, Series 2018	4.750	11/01/29	419,347
500,000		Triple Creek Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2019A	4.125	05/01/29	500,426
250,000		Triple Creek Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Village N&P Project, Series 2021	2.500	11/01/26	243,543
250,000		Triple Creek Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Village N&P Project, Series 2021	3.000	11/01/31	228,522
1,000,000		Triple Creek Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Village N&P Project, Series 2021	3.500	11/01/41	822,203
170,000		Trout Creek Community Development District, Saint Johns County, Florida, Capital Improvement Revenue Bonds, Series 2015	4.875	05/01/25	170,084
320,000		Trout Creek Community Development District, Saint Johns County, Florida, Capital Improvement Revenue Bonds, Series 2018	5.000	05/01/28	323,842
500,000		TSR Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Northwest Assessment Area Parcels A, B & C, Series 2018	4.500	11/01/29	504,294
4,500,000		Tuckers Pointe Community Development District, Charlotte County, Florida, Special Assessment Notes, Master Infrastructure Project, Series 2022	3.625	05/01/32	4,247,248
215,000		Turtle Run Community Development District, Florida, Special Assessment Benefit Tax Bonds, Series 2017-2	4.000	05/01/28	214,975
1,225,000		Twin Creeks North Community Development District, Florida, Special Assessment Bonds, Master Infrastructure Improvements, Series 2016A-1	5.750	11/01/28	1,250,113
985,000		Twin Creeks North Community Development District, Florida, Special Assessment Bonds, Master Infrastructure Improvements, Series 2016A-2	6.000	11/01/31	1,023,232

170	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FLORIDA (continued)
$85,000		Two Creeks Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Subordinate Lien Series 2016A-2	4.200%	05/01/26	$85,094
410,000	(e)	Two Rivers East Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, 2023 Project Series 2023	4.875	05/01/30	413,379
4,400,000	(e)	Two Rivers East Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, 2023 Project Series 2023	5.750	05/01/43	4,488,612
260,000	(e)	Two Rivers North Community Development District, Pasco County, Florida, Special Assessment Bonds, 2022 Project, Series 2022	4.625	05/01/27	260,508
600,000	(e)	Two Rivers North Community Development District, Pasco County, Florida, Special Assessment Bonds, 2022 Project, Series 2022	4.875	05/01/32	605,250
1,540,000	(e)	Two Rivers North Community Development District, Pasco County, Florida, Special Assessment Bonds, 2022 Project, Series 2022	5.125	05/01/42	1,534,690
270,000	(e)	Two Rivers West Community Development District, Pasco County, Florida, Special Assessment Bonds, 2022 Project, Series 2022	5.250	05/01/28	273,413
650,000	(e)	Two Rivers West Community Development District, Pasco County, Florida, Special Assessment Bonds, 2022 Project, Series 2022	5.375	05/01/33	672,025
2,280,000	(e)	Two Rivers West Community Development District, Pasco County, Florida, Special Assessment Bonds, 2022 Project, Series 2022	6.000	05/01/43	2,367,326
425,000	(e)	Two Rivers West Community Development District, Pasco County, Florida, Special Assessment Bonds, 2024 Project, Series 2024	4.800	05/01/31	426,689
450,000	(e)	Two Rivers West Community Development District, Pasco County, Florida, Special Assessment Bonds, 2024 Project, Series 2024	5.625	05/01/44	454,009
165,000		Union Park Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016A-1	4.750	11/01/27	166,838
380,000	(e)	Union Park East Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1 Series 2017A-1	5.000	11/01/27	384,651
685,000	(e)	Union Park East Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2 Series 2019A-1	4.500	11/01/30	689,075
190,000	(e)	Union Park East Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2 Series 2019A-2	5.250	05/01/49	190,763
12,500	(e)	Union Park East Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 3 Series 2021	2.400	05/01/26	12,274
125,000	(e)	Union Park East Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 3 Series 2021	2.950	05/01/31	114,688
115,000	(e)	Union Park East Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 3 Series 2021	3.350	05/01/41	92,380
250,000	(e)	Varrea South Community Development District, Plant City, Florida, Capital Improvement Revenue Bonds, 2023 Assessment Area Series 2023	4.250	05/01/30	251,340
1,075,000	(e)	Varrea South Community Development District, Plant City, Florida, Capital Improvement Revenue Bonds, 2023 Assessment Area Series 2023	5.125	05/01/43	1,085,368
500,000	(e)	V-Dana Community Development District, Lee County, Florida, Special Assessment Bonds, Area 2 - 2025 Project, Series 2025	4.450	05/01/32	498,139
500,000	(e)	V-Dana Community Development District, Lee County, Florida, Special Assessment Bonds, Area 2 - 2025 Project, Series 2025	5.375	05/01/45	495,232
125,000	(e)	V-Dana Community Development District, Lee County, Florida,Special Assessment Bonds, Area 1 - 2020 Project, Series 2020	3.000	05/01/25	124,876
125,000		V-Dana Community Development District, Lee County, Florida,Special Assessment Bonds, Area 1 - 2021 Project, Series 2021	2.600	05/01/26	123,152

See Notes to Financial Statements	171

Portfolio of Investments March 31, 2025 (continued)

Short Duration High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FLORIDA (continued)
$685,000		V-Dana Community Development District, Lee County, Florida,Special Assessment Bonds, Area 1 - 2021 Project, Series 2021	3.125%	05/01/31	$639,660
1,500,000		V-Dana Community Development District, Lee County, Florida,Special Assessment Bonds, Area 1 - 2021 Project, Series 2021	3.625	05/01/41	1,276,086
200,000		Venetian Parc Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Area One Project, Series 2013	6.000	11/01/27	206,181
900,000	(e)	Venice, Florida, Retirement Community Revenue Improvement Bonds, Village On The Isle Project, Fixed Rate Series 2024B-3	4.250	01/01/30	897,937
550,000	(e)	Venice, Florida, Retirement Community Revenue Improvement Bonds, Village On The Isle Project, Mandatory Paydown Series 2024B-2	4.500	01/01/30	548,743
55,000	(e)	Veranda Community Development District II, Florida, Special Assessment Revenue Bonds, Assessment Area 4 Veranda Oaks, Refunding Series 2021	2.500	05/01/26	54,032
30,000	(e)	Veranda Community Development District II, Florida, Special Assessment Revenue Bonds, Assessment Area 4 Veranda Oaks, Refunding Series 2021	2.500	05/01/26	29,472
150,000	(e)	Veranda Community Development District II, Florida, Special Assessment Revenue Bonds, Assessment Area 4 Veranda Oaks, Refunding Series 2021	3.100	05/01/31	138,584
300,000	(e)	Veranda Community Development District II, Florida, Special Assessment Revenue Bonds, Assessment Area 4 Veranda Oaks, Refunding Series 2021	3.100	05/01/31	277,168
365,000	(e)	Veranda Community Development District II, Florida, Special Assessment Revenue Bonds, Assessment Area 4 Veranda Oaks, Refunding Series 2021	3.600	05/01/41	304,152
645,000	(e)	Veranda Community Development District II, Florida, Special Assessment Revenue Bonds, Assessment Area 4 Veranda Oaks, Refunding Series 2021	3.600	05/01/41	537,473
370,000		Veranda Community Development District II, Florida, Special Assessment Revenue Bonds, Assessment Area One-Gardens East Project, Series 2018A	4.500	11/01/29	373,467
255,000		Veranda Community Development District II, Florida, Special Assessment Revenue Bonds, Assessment Area One-Gardens East Project, Series 2018A	4.500	11/01/29	257,380
475,000		Verano 2 Community Development District, Florida, Special Assessment Revenue Bonds, District 2 Pod A Project, Series 2017	4.250	11/01/28	476,572
375,000		Verano 2 Community Development District, Florida, Special Assessment Revenue Bonds, District 2 Pod B Project, Series 2017	4.250	11/01/28	376,245
260,000		Verano 2 Community Development District, Florida, Special Assessment Revenue Bonds, District 2 Pod C Project, Series 2017	4.500	11/01/28	261,924
55,000		Verano 2 Community Development District, Florida, Special Assessment Revenue Bonds, District 2 Pod D Project, Series 2020	2.875	05/01/25	54,908
40,000		Verano 2 Community Development District, Florida, Special Assessment Revenue Bonds, District 2 Pod E Project, Series 2020	2.875	05/01/25	39,933
285,000		Verano 2 Community Development District, Florida, Special Assessment Revenue Bonds, District 2 Pod E Project, Series 2020	3.250	05/01/31	265,272
85,000		Verano 3 Community Development District, Florida, Special Assessment Bonds, Phase 1 Assessment Area, Series 2021	2.375	05/01/26	83,270
350,000		Verano 3 Community Development District, Florida, Special Assessment Bonds, Phase 1 Assessment Area, Series 2021	3.000	05/01/31	321,171
1,000,000		Verano 3 Community Development District, Florida, Special Assessment Bonds, Phase 1 Assessment Area, Series 2021	3.375	05/01/41	788,262
225,000		Verano 3 Community Development District, Florida, Special Assessment Bonds, Phase 2 Assessment Area, Series 2022	5.875	11/01/29	230,169
215,000		Village Community Development District 13, Wildwood, Florida, Special Assessment Revenue Bonds, Series 2021	1.800	05/01/26	210,818
1,490,000	(e)	Village Community Development District 15, Florida, Special Assessment Revenue Bonds, Series 2023	4.375	05/01/33	1,512,158
500,000	(e)	Village Community Development District 15, Florida, Special Assessment Revenue Bonds, Series 2024	4.200	05/01/39	486,602

172	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FLORIDA (continued)
$1,250,000	(e)	Villages of Glen Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2, Series 2018A-2	5.500%	11/01/29	$1,296,239
105,000	(e)	Villages of Glen Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 3, Refunding Series 2022	2.700	05/01/27	101,421
205,000	(e)	Villages of Glen Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 3, Refunding Series 2022	3.150	05/01/32	188,000
465,000	(e)	Villages of Glen Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 3, Refunding Series 2022	3.450	05/01/42	372,004
145,000	(e)	Villages of Glen Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 4, Series 2022	4.625	05/01/27	145,376
250,000	(e)	Villages of Glen Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 4, Series 2022	4.875	05/01/32	253,216
750,000	(e)	Villages of Glen Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 4, Series 2022	5.125	05/01/42	749,949
215,000	(e)	Villamar Community Development District, Winter Haven, Florida, Special Assessment Revenue Bonds, Area 5 Project, Series 2023	4.875	05/01/30	216,933
905,000	(e)	Villamar Community Development District, Winter Haven, Florida, Special Assessment Revenue Bonds, Area 5 Project, Series 2023	5.625	05/01/43	927,199
290,000	(e)	Villamar Community Development District, Winter Haven, Florida, Special Assessment Revenue Bonds, Area 6 Project, Series 2024	4.625	05/01/31	291,898
670,000	(e)	Villamar Community Development District, Winter Haven, Florida, Special Assessment Revenue Bonds, Area 6 Project, Series 2024	5.500	05/01/44	679,609
70,000		Villamar Community Development District, Winter Haven, Florida, Special Assessment Revenue Bonds, Series 2020	2.625	05/01/25	69,915
120,000		Waterford Community Development District, Hernando County, Florida, Capital Improvement Revenue Bonds, Assessment Area One, Series 2023	4.500	05/01/30	120,944
465,000		Waterford Community Development District, Hernando County, Florida, Capital Improvement Revenue Bonds, Assessment Area One, Series 2023	5.375	05/01/43	473,118
220,000	(e)	Waterford Community Development District, Hernando County, Florida, Capital Improvement Revenue Bonds, Assessment Area Two, Series 2024	4.375	05/01/31	217,787
750,000	(e)	Waterford Community Development District, Hernando County, Florida, Capital Improvement Revenue Bonds, Assessment Area Two, Series 2024	5.200	05/01/44	727,170
1,780,000	(e)	Waterset Central Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2018	4.625	11/01/29	1,800,892
235,000		Waterset North Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2014	4.750	11/01/25	235,118
115,000		Waterset South Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2022	5.000	05/01/27	115,920
205,000		Waterset South Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2022	5.375	05/01/32	211,573
1,000,000		Waterset South Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2022	5.900	05/01/42	1,037,675
240,000	(e)	Wellness Ridge Community Development District, Lake County, Florida, Special Assessment Revenue Bonds, Area Two Series 2024	4.250	06/15/31	236,705
875,000	(e)	Wellness Ridge Community Development District, Lake County, Florida, Special Assessment Revenue Bonds, Area Two Series 2024	5.000	06/15/44	849,149

See Notes to Financial Statements	173

Portfolio of Investments March 31, 2025 (continued)

Short Duration High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FLORIDA (continued)
$400,000		Wesbridge Community Development District, Pasco County, Florida, Special Assessment Bonds, 2019 Project, Series 2019	3.625%	11/01/29	$390,577
365,000	(e)	West Hillcrest Community Development District, Pasco County, Florida, Special Assessment Bonds, 2023 Project Series 2023	4.500	06/15/30	368,171
900,000	(e)	West Hillcrest Community Development District, Pasco County, Florida, Special Assessment Bonds, 2023 Project Series 2023	5.250	06/15/43	915,798
50,000		West Villages Improvement District, Florida, Special Assessment Revenue Bonds, Unit Development 7 Villages F-1 & F-5, Series 2021	2.500	05/01/26	49,100
355,000		West Villages Improvement District, Florida, Special Assessment Revenue Bonds, Unit Development 7 Villages F-1 & F-5, Series 2021	3.125	05/01/31	328,092
810,000		West Villages Improvement District, Florida, Special Assessment Revenue Bonds, Unit Development 7 Villages F-1 & F-5, Series 2021	3.500	05/01/41	663,067
425,000		West Villages Improvement District, Florida, Special Assessment Revenue Bonds, Unit of Development 4, Series 2016	4.250	11/01/26	426,107
210,000		West Villages Improvement District, Florida, Special Assessment Revenue Bonds, Unit of Development 4, Series 2016	4.625	11/01/31	211,017
110,000	(e)	West Villages Improvement District, Florida, Special Assessment Revenue Bonds, Unit of Development 7 Village B Parcel, Series 2019	4.250	05/01/29	110,151
465,000		West Villages Improvement District, Florida, Special Assessment Revenue Bonds, Unit of Development 7 Villages F-3 and G-1B Series 2023	6.000	05/01/43	487,248
105,000		West Villages Improvement District, Florida, Special Assessment Revenue Bonds, Unit of Development 8 Master Infrastructure, Series 2021	2.500	05/01/26	103,120
525,000		West Villages Improvement District, Florida, Special Assessment Revenue Bonds, Unit of Development 8 Master Infrastructure, Series 2021	3.125	05/01/31	483,889
495,000	(e)	West Villages Improvement District, Florida, Special Assessment Revenue Bonds, Unit of Development 9 Series 2023	4.625	05/01/30	499,476
1,500,000	(e)	West Villages Improvement District, Florida, Special Assessment Revenue Bonds, Unit of Development 9 Series 2023	5.375	05/01/43	1,531,165
610,000	(e)	Westside Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2019	3.750	05/01/29	602,456
85,000		Westside Haines City Community Development District, Florida, Special Assessment Bonds, Area 1 Project, Series 2021	2.500	05/01/26	83,725
500,000		Westside Haines City Community Development District, Florida, Special Assessment Bonds, Area 1 Project, Series 2021	3.000	05/01/31	464,868
1,500,000		Westside Haines City Community Development District, Florida, Special Assessment Bonds, Area 1 Project, Series 2021	3.250	05/01/41	1,231,850
695,000	(e)	Westside Haines City Community Development District, Polk County, Florida, Special Assessment Bonds, Area 2 Project, Series 2024	4.875	05/01/31	698,915
1,590,000	(e)	Westside Haines City Community Development District, Polk County, Florida, Special Assessment Bonds, Area 2 Project, Series 2024	5.750	05/01/44	1,605,774
375,000	(e)	Westview North Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, 2022 Project, Series 2022	5.000	06/15/29	380,307
250,000	(e)	Westview North Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, 2022 Project, Series 2022	5.750	06/15/42	259,171
455,000	(e)	Westview South Community Development District, Osceola and Polk Counties, Florida, Special Assessment Bonds, Assessment Area 1 Project Series 2023	4.875	05/01/28	457,484
1,130,000	(e)	Westview South Community Development District, Osceola and Polk Counties, Florida, Special Assessment Bonds, Assessment Area 1 Project Series 2023	5.375	05/01/43	1,137,825
590,000	(e)	Willow Hammock Community Development District, Manatee County, Florida, Special Assessment Revenue Bonds, Series 2017	4.000	11/01/28	585,251

174	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FLORIDA (continued)
$270,000		Willow Walk Community Development District, Florida, Special Assessment Revenue Bonds, North Parcel Area Project, Series 2017	4.000%	05/01/28	$270,145
270,000	(e)	Willowbrook Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area One Project Series 2024	4.950	05/01/31	270,293
765,000	(e)	Willowbrook Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area One Project Series 2024	5.625	05/01/44	760,241
420,000		Willows Community Development District, Florida, Special Assessment Bonds, Series 2019	4.370	05/01/29	422,474
60,000		Wind Meadows South Community Development District, Bartow, Florida, Special Assessment Bonds, Assessment Area 1 Project, Series 2021	2.400	05/01/26	58,800
410,000		Wind Meadows South Community Development District, Bartow, Florida, Special Assessment Bonds, Assessment Area 1 Project, Series 2021	2.950	05/01/31	372,294
945,000		Wind Meadows South Community Development District, Bartow, Florida, Special Assessment Bonds, Assessment Area 1 Project, Series 2021	3.350	05/01/41	747,619
195,000	(e)	Wind Meadows South Community Development District, Bartow, Florida, Special Assessment Bonds, Assessment Area 2 Project, Series 2023	4.500	05/01/30	196,142
920,000	(e)	Wind Meadows South Community Development District, Bartow, Florida, Special Assessment Bonds, Assessment Area 2 Project, Series 2023	5.375	05/01/43	929,990
180,000		Winding Cypress Community Development District, Collier County, Florida, Special Assessment Bonds, Series 2019	4.250	11/01/29	180,419
220,000	(e)	Windsor at Westside Community Development District, Lake County, Florida, Special Assessment Bonds, Area 1 Project, Series 2024	4.600	05/01/31	221,874
1,000,000	(e)	Windsor at Westside Community Development District, Lake County, Florida, Special Assessment Bonds, Area 1 Project, Series 2024	5.450	05/01/44	1,026,731
465,000		Windsor at Westside Community Development District, Osceola County, Florida, Special Assessment Bonds, Area 2 Project, Series 2016	4.125	11/01/27	466,857
205,000		Wiregrass Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016	4.375	05/01/26	205,374
200,000		Woodcreek Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Assessment Area 1, Series 2022	5.200	05/01/32	206,213
400,000		Woodcreek Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Assessment Area 1, Series 2022	5.700	05/01/42	413,170
225,000	(e)	Woodcreek Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Assessment Area 2, Series 2025	4.350	05/01/32	221,339
600,000	(e)	Woodcreek Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Assessment Area 2, Series 2025	5.350	05/01/45	582,488
295,000	(e)	Woodland Preserve Community Development District, Florida, Manatee County, Special Assessment Revenue Bonds, Assessment Area One Series 2025	4.300	05/01/32	291,773
630,000	(e)	Woodland Preserve Community Development District, Florida, Manatee County, Special Assessment Revenue Bonds, Assessment Area One Series 2025	5.300	05/01/45	621,293
330,000	(e)	Woodland Ranch Estates Community Development District, Dundee, Florida, Special Assessment Bonds, Series 2025	4.650	05/01/32	329,566
565,000	(e)	Woodland Ranch Estates Community Development District, Dundee, Florida, Special Assessment Bonds, Series 2025	5.550	05/01/45	562,040
560,000		Wynnmere East Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2016	5.000	05/01/29	568,994

See Notes to Financial Statements	175

Portfolio of Investments March 31, 2025 (continued)

Short Duration High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FLORIDA (continued)
$340,000	(e)	Yarbrough Lane Community Development District, Polk County, Florida, Special Assessment Revenue Bonds, 2024 Project Series 2024	4.750%	05/01/31	$337,762
1,000,000	(e)	Yarbrough Lane Community Development District, Polk County, Florida, Special Assessment Revenue Bonds, 2024 Project Series 2024	5.350	05/01/44	977,933
50,000	(e)	Zephyr Lakes Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Aessessment Area 2, Series 2021	2.500	05/01/26	49,136
260,000	(e)	Zephyr Lakes Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Aessessment Area 2, Series 2021	3.000	05/01/31	238,844
630,000	(e)	Zephyr Lakes Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Aessessment Area 2, Series 2021	3.375	05/01/41	507,193
500,000	(e)	Zephyr Lakes Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2019	4.750	11/01/29	507,456

		TOTAL FLORIDA			879,698,737

		GEORGIA - 2.9%
13,475,000	(e)	Atlanta Development Authority, Georgia, Revenue Bonds, Westside Gulch Area Project, Senior Series 2024A-1	5.000	04/01/34	13,462,877
4,950,000	(e)	Atlanta Development Authority, Georgia, Revenue Bonds, Westside Gulch Area Project, Senior Series 2024A-2	5.500	04/01/39	5,041,413
2,455,000	(h)	Atlanta Development Authority, Georgia, Senior Health Care Facilities Revenue Bonds, Georgia Proton Treatment Center Project, Current Interest Series 2017A-1	6.000	01/01/25	982,000
9,250,000	(h)	Atlanta Development Authority, Georgia, Senior Health Care Facilities Revenue Bonds, Georgia Proton Treatment Center Project, Current Interest Series 2017A-1	6.500	01/01/29	3,700,000
2,540,000	(h)	Atlanta Development Authority, Georgia, Senior Health Care Facilities Revenue Bonds, Georgia Proton Treatment Center Project, Current Interest Series 2017A-1	6.750	01/01/35	1,016,000
1,670,000	(h)	Atlanta Development Authority, Georgia, Senior Health Care Facilities Revenue Bonds, Georgia Proton Treatment Center Project, Current Interest Series 2017A-1	7.000	01/01/40	668,000
500,000		Cobb County Development Authority, Georgia, Charter School Revenue Bonds, Northwest Classical Academy, Inc. Project, Series 2023A	5.700	06/15/38	505,364
500,000		Cobb County Development Authority, Georgia, Charter School Revenue Bonds, Northwest Classical Academy, Inc. Project, Series 2023A	6.000	06/15/43	506,252
4,050,000		Fayette County Development Authority, Georgia, Revenue Bonds, United States Soccer Federation, Inc. Project Series 2024	5.250	10/01/49	4,222,938
295,000	(h)	Gainesville and Hall County Development Authority, Georgia, Educational Facilities Revenue Bonds, Riverside Military Academy, Refunding Series 2017	5.000	03/01/27	177,000
1,000,000		Macon-Bibb County Urban Development Authority, Georgia, Multifamily Housing Revenue Bonds, Dempsey Apartments Project, Series 2018A	5.200	12/01/53	909,909
245,000	(e)	Macon-Bibb County Urban Development Authority, Georgia, Revenue Bonds, Academy for Classical Education, Series 2017	5.000	06/15/27	247,079
68,350,000	(e)	Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series 2022C, (Mandatory Put 11/01/27)	4.000	08/01/52	68,232,465
25,000,000	(f),(g)	Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series 2023E-1, (Mandatory Put 6/01/31) (SOFR*0.67% + 1.700%), (UB)	5.264	12/01/53	25,596,133
5,000,000		Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series 2024B, (Mandatory Put 3/01/32)	5.000	12/01/54	5,330,366
5,935,000		Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series 2024C, (Mandatory Put 12/01/31)	5.000	12/01/54	6,246,663
3,000,000		Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series 2024D, (Mandatory Put 4/01/31)	5.000	04/01/54	3,180,691
10,000,000		Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series 2024E, (Mandatory Put 12/01/32)	5.000	05/01/55	10,582,955

176	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		GEORGIA (continued)
$5,000,000		Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series 2025A, (Mandatory Put 6/01/32)	5.000%	06/01/55	$5,338,312
160,000		Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project P Bonds, Series 2021A	4.000	01/01/46	144,203
425,000		Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project P Bonds, Series 2021A	4.000	01/01/51	367,953

		TOTAL GEORGIA			156,458,573

		HAWAII - 0.3%
1,235,000	(e)	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University Project, Refunding Series 2024	5.000	07/01/34	1,240,439
1,000,000	(e)	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University Project, Refunding Series 2024	5.000	07/01/39	970,537
13,810,000	(e)	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2018	6.000	07/01/28	14,064,886

		TOTAL HAWAII			16,275,862

		IDAHO - 0.4%
1,990,000	(e)	Idaho Falls Auditorium District, Idaho, Certifications of Participation, Annual Appropriation Series 2021	5.250	05/15/51	1,961,053
825,000		Idaho Health Facilities Authority, Revenue Bonds, Kootenai Health Project, Series 2014	4.375	07/01/34	825,079
1,000,000		Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial Hospital Project, Refunding Series 2016	5.000	09/01/37	979,132
1,000,000	(e)	Idaho Housing and Finance Association, Nonprofit Facilities Revenue Bonds, Doral Academy of Idaho, Series 2021A	5.000	07/15/41	867,376
645,000	(e)	Idaho Housing and Finance Association, Nonprofit Facilities Revenue Bonds, Gem Prep Meridian South Charter School Project, Series 2021	4.000	05/01/31	609,701
2,565,000	(e)	Idaho Housing and Finance Association, Nonprofit Facilities Revenue Bonds, Gem Prep Meridian South Charter School Project, Series 2021	4.000	05/01/41	2,108,511
13,420,000	(e)	Idaho Housing and Finance Association, Nonprofit Facilities Revenue Bonds, Pinecrest Academy of Idaho Project, Series 2022A	6.000	07/15/29	13,396,859
440,000		Idaho Housing and Finance Association, Nonprofit Facilities Revenue Bonds, Pinecrest Academy of Idaho Project, Series 2022B	5.500	07/15/29	437,317

		TOTAL IDAHO			21,185,028

		ILLINOIS - 3.9%
550,000		Aurora, Kane, DuPage, Kendall and Will Counties, Illinois, Tax Increment Revenue Bonds, East River Area TIF 6, Refunding Series 2018A	5.000	12/30/27	554,835
1,035,000		Belleville, Illinois, Tax Increment Revenue Bonds, Frank Scott Parkway Redevelopment Project, Series 2007A	5.700	05/01/36	1,034,919
1,010,000	(e)	Berwyn, Cook County, Illinois, Tax Increment Revenue Bonds, South Berwyn Corridor Project, Series 2020	4.000	12/01/28	971,080
3,920,000	(e)	Berwyn, Cook County, Illinois, Tax Increment Revenue Bonds, South Berwyn Corridor Project, Series 2020	4.500	12/01/33	3,540,442
453,357	(h)	Bolingbrook, Illinois, Sales Tax Revenue Bonds, Series 2005	6.250	01/01/26	453,357
1,645,000		Bolingbrook, Illinois, Special Tax Bonds, Special Service Area 1, Refunding Series 2019	5.000	03/01/33	1,662,180
19,265,000		Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2016	5.750	04/01/33	19,892,346
15,835,000		Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2016	5.750	04/01/34	16,327,945
2,985,000		Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2016	5.750	04/01/35	3,074,868
1,500,000		Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2016	6.000	04/01/46	1,534,070
300,000		Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2017	5.000	04/01/33	304,795

See Notes to Financial Statements	177

Portfolio of Investments March 31, 2025 (continued)

Short Duration High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		ILLINOIS (continued)
$1,370,000		Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2017	5.000%	04/01/34	$1,389,958
1,240,000		Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2018	5.000	04/01/33	1,272,655
1,535,000		Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2018	5.000	04/01/34	1,572,204
1,610,000		Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2018	5.000	04/01/35	1,644,337
1,270,000		Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2018	5.000	04/01/36	1,296,520
10,000,000	(e)	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017B	6.750	12/01/30	10,673,692
1,000,000	(e)	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017B	7.000	12/01/42	1,054,828
650,000		Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017D	5.000	12/01/31	653,186
20,000,000		Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016A	7.000	12/01/26	20,347,172
1,000,000		Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016A	7.000	12/01/44	1,012,590
7,155,000		Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2023A	5.875	12/01/47	7,578,928
3,120,000		Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2023A	6.000	12/01/49	3,322,750
2,624,838	(e)	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Note, North Pullman Chicago Neighborhood Initiative, Inc.Redevelopement Project-Whole Foods Warehouse & Distribution Facility, Series 2016A	5.000	03/15/34	2,625,913
3,300,000		Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Refunding Senior Lien Series 2018A	5.000	01/01/48	3,308,856
8,030,000		Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Senior Lien Series 2016D	5.000	01/01/52	8,036,086
3,895,000		Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Senior Lien Series 2017D	5.000	01/01/42	3,914,794
5,000,000		City of Chicago, Illinois, Chicago O’Hare International Airport, Senior Special Facilities Revenue Bonds, TRIPs Obliated Group, Series 2018	5.000	07/01/48	5,004,287
1,730,908		Gilberts Village, Kane County, Illinois, Tax Increment Revenue Note, Prairie Buisness Park-Industrial Property, Series 2018A	5.000	11/15/34	1,663,990
1,390,000		Governors State University Board of Trustes, Illinois, Certificates of Participation, Capital Improvement Projects, Series 2018 - BAM Insured	5.000	07/01/28	1,448,014
1,660,000	(e)	Illinois Finance Authority, Charter School Revenue Bonds, Art in Motion AIM Project, Series 2021A	4.000	07/01/31	1,462,117
4,470,000	(e)	Illinois Finance Authority, Charter School Revenue Bonds, Art in Motion AIM Project, Series 2021A	5.000	07/01/41	3,666,183
175,000	(e)	Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic Charter Schools Belmont School Project, Series 2015A	5.250	12/01/25	175,474
1,815,000	(e)	Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic Charter Schools Belmont School Project, Series 2015A	5.500	12/01/30	1,823,510
5,135,000		Illinois Finance Authority, Revenue Bonds, Admiral at the Lake Project, Refunding Series 2017	5.000	05/15/33	4,743,213
2,750,000		Illinois Finance Authority, Revenue Bonds, Admiral at the Lake Project, Refunding Series 2017	5.500	05/15/54	2,186,874
115,000		Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Refunding Series 2015	4.125	05/01/45	115,098
120,000	(i)	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Refunding Series 2015, (Pre-refunded 5/01/25)	4.125	05/01/45	120,103
615,000		Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Refunding Series 2015	4.125	05/01/45	567,711
605,000	(h)	Illinois Finance Authority, Revenue Bonds, Christian Homes Inc. Obligated Group, Refunding Series 2016	5.000	05/15/26	441,650
1,275,000	(h)	Illinois Finance Authority, Revenue Bonds, Christian Homes Inc. Obligated Group, Refunding Series 2016	5.000	05/15/40	930,750

178	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		ILLINOIS (continued)
$6,400,000	(h)	Illinois Finance Authority, Revenue Bonds, Lutheran Home and Services, Series 2019A	5.000%	11/01/49	$4,288,000
15,520,000	(e)	Illinois Finance Authority, Revenue Bonds, mHUB Chicago Project Series 2023	5.420	10/01/38	15,790,287
2,100,000	(e)	Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series 2018B	6.000	04/01/38	2,097,326
2,400,000	(e)	Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series 2019A	6.000	04/01/38	2,396,944
1,000,000	(e)	Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series 2019A	6.125	04/01/49	995,900
8,750,000		Illinois Municipal Electric Agency, Power Supply System Revenue Bonds, Refunding Series 2015A	4.000	02/01/33	8,647,312
105,000		Illinois State, General Obligation Bonds, June Series 2016	4.000	06/01/36	100,802
8,000,000		Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2014C	5.000	01/01/36	8,007,281
10,000,000		Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2014C	5.000	01/01/39	10,023,292
5,550,000		Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2015A	5.000	01/01/37	5,570,256
320,000		Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill Station Redevelopment Project, Senior Lien Series 2019	4.250	01/01/29	312,322
408,107	(e)	North Pullman Chicago Neighborhood Initiatives, Inc., Illinois, Certificates of Participation, Gotham Greens Greenhouse Facility, Redevelopment Project, Series 2018A	6.000	03/15/34	408,501
1,215,000		Palos Heights, Illinois, Revenue Bonds, Trinity Christian College Association, Taxable Series 2024B	8.500	01/01/32	1,231,552
320,000		South Barrington, Cook County, Illinois, Special Tax Bonds, Special Service Area 3, Refunding Series 2019A	4.000	12/01/25	319,091
330,000		South Barrington, Cook County, Illinois, Special Tax Bonds, Special Service Area 3, Refunding Series 2019A	4.000	12/01/26	327,375
345,000		South Barrington, Cook County, Illinois, Special Tax Bonds, Special Service Area 3, Refunding Series 2019A	4.000	12/01/27	339,845
355,000		South Barrington, Cook County, Illinois, Special Tax Bonds, Special Service Area 3, Refunding Series 2019A	4.000	12/01/28	345,781
370,000		South Barrington, Cook County, Illinois, Special Tax Bonds, Special Service Area 3, Refunding Series 2019A	4.000	12/01/29	359,906
385,000		South Barrington, Cook County, Illinois, Special Tax Bonds, Special Service Area 3, Refunding Series 2019A	4.000	12/01/30	372,063
400,000		South Barrington, Cook County, Illinois, Special Tax Bonds, Special Service Area 3, Refunding Series 2019A	4.000	12/01/31	382,385
420,000		South Barrington, Cook County, Illinois, Special Tax Bonds, Special Service Area 3, Refunding Series 2019A	4.000	12/01/32	399,799
435,000		South Barrington, Cook County, Illinois, Special Tax Bonds, Special Service Area 3, Refunding Series 2019A	4.000	12/01/33	408,287
450,000		South Barrington, Cook County, Illinois, Special Tax Bonds, Special Service Area 3, Refunding Series 2019A	4.000	12/01/34	420,534
1,650,000		Wonder Lake Village, McHenry County, Illinois, Special Tax Bonds, Special Service Area 1 Woods Creek, Refunding Series 2015	4.500	03/01/34	1,521,086
605,000		Wonder Lake Village, McHenry County, Illinois, Special Tax Bonds, Special Service Area 5 Wooded Shores, Refunding Series 2015	4.250	03/01/29	586,290
280,000		Wonder Lake Village, McHenry County, Illinois, Special Tax Bonds, Special Service Area 7 Deep Spring Woods, Refunding Series 2015	4.250	03/01/29	271,341
756,633	(h)	Yorkville United City, Kendall County, Illinois, Sales Tax Revenue Bonds, Kendall Marketplace Project, Series 2007	6.000	01/01/26	756,634

		TOTAL ILLINOIS			210,084,472

See Notes to Financial Statements	179

Portfolio of Investments March 31, 2025 (continued)

Short Duration High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		INDIANA - 0.7%
$745,000	(e)	Fort Wayne, Indiana Multifamily Housing Revenue Bonds, Silver Birch at Cook Road Project, Series 2018	5.300%	01/01/32	$703,469
125,000		Fort Wayne, Indiana Multifamily Housing Revenue Bonds, Silver Birch of Fort Wayne Project, Series 2017	5.125	01/01/32	114,464
1,830,000	(e)	Gary Local Public Improvement Bond Bank, Indiana, Economic Development Revenue Bonds, Drexel Foundation for Educational Excellence Project, Refunding Series 2020A	5.125	06/01/32	1,781,386
1,335,000		Indiana Finance Authority, Educational Facilities Revenue Bonds, Avondale Meadows Academy Peoject, Series 2017	5.000	07/01/27	1,343,516
165,000	(e)	Indiana Finance Authority, Educational Facilities Revenue Bonds, Circle City Preparatory Inc. Project, Series 2021A	5.000	12/01/30	158,719
255,000	(e)	Indiana Finance Authority, Educational Facilities Revenue Bonds, Circle City Preparatory Inc. Project, Series 2021A	5.000	12/01/40	222,628
2,000,000		Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2020, (AMT)	6.750	05/01/39	2,250,553
2,330,000		Indiana Finance Authority, Health Facilities Revenue Bonds, Good Samaritan Hospital Project, Series 2016A	5.500	04/01/33	2,350,750
1,275,000		Indiana Finance Authority, Health Facilities Revenue Bonds, Good Samaritan Hospital Project, Series 2016A	5.500	04/01/34	1,285,438
2,500,000		Indiana Finance Authority, Health Facilities Revenue Bonds, Good Samaritan Hospital Project, Series 2016A	5.000	04/01/37	2,503,583
11,005,000		Indiana Housing and Community Development Authority, Multifamily Housing Revenue Bonds, Vita of New Whiteland Project, Series 2022	6.750	01/01/43	10,950,410
2,500,000		Indianapolis Local Public Improvement Bond Bank, Indiana, Revenue Bonds, Convention Center Hotel Senior Series 2023E	5.000	03/01/33	2,612,949
4,000,000		Indianapolis Local Public Improvement Bond Bank, Indiana, Revenue Bonds, Convention Center Hotel Senior Series 2023E	5.500	03/01/38	4,253,983
1,380,000		Indianapolis Local Public Improvement Bond Bank, Indiana, Revenue Bonds, Convention Center Hotel Subordinate Series 2023F-1	7.750	03/01/67	1,530,774
1,840,000		Lafayette Redevelopment District, Indiana, Revenue Bonds, Series 2024B	5.000	02/15/27	1,901,737
100,000		Merrillville, Indiana, Economic Development Revenue Bonds, Belvedere Housing Project, Series 2016	5.050	04/01/26	99,109
155,000		Terre Haute, Indiana, Multifamily Housing Revenue Bonds, Silver Birch of Terre Haute Project, Series 2017	5.100	01/01/32	142,597
4,070,000	(e)	Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper LLC Project, Refunding Series 2024, (AMT)	4.875	01/01/44	4,071,572
1,675,000	(e)	Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper LLC Project, Refunding Series 2024, (AMT)	5.000	01/01/54	1,664,146

		TOTAL INDIANA			39,941,783

		IOWA - 0.2%
7,000,000		Iowa Finance Authority, Revenue Bonds, Lifespace Communities, Inc., Series 2016A	5.000	05/15/47	6,887,406
2,100,000		Iowa Finance Authority, Revenue Bonds, Lifespace Communities, Inc., Series 2024A	5.000	05/15/39	2,147,382
2,610,000		Iowa Finance Authority, Revenue Bonds, Lifespace Communities, Inc., Series 2024A	5.000	05/15/44	2,600,121

		TOTAL IOWA			11,634,909

		KANSAS - 0.6%
375,000		Hutchinson, Kansas, Hospital Facilities Revenue Bonds, Hutchinson Regional Medical Center, Inc., Series 2016	5.000	12/01/27	373,026
400,000		Hutchinson, Kansas, Hospital Facilities Revenue Bonds, Hutchinson Regional Medical Center, Inc., Series 2016	5.000	12/01/28	395,036
300,000		Hutchinson, Kansas, Hospital Facilities Revenue Bonds, Hutchinson Regional Medical Center, Inc., Series 2016	5.000	12/01/41	251,432
750,000		Kansas Development Finance Authority Revenue Bonds, Village Shalom Project, Series 2018A	5.250	11/15/33	637,753
1,790,000		Kansas Development Finance Authority Revenue Bonds, Village Shalom Project, Series 2018A	5.500	11/15/38	1,434,390

180	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		KANSAS (continued)
$1,100,000		Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire Community Improvement District No. 1 Project, Series 2012B	5.250%	12/15/29	$506,000
3,531,866	(h)	Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds, Prairiefire at Lionsgate Project, Series 2012	4.375	01/01/26	3,284,635
7,250,000	(h)	Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds, Prairiefire at Lionsgate Project, Series 2012	5.250	12/15/29	3,625,000
2,145,000	(h)	Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds, Prairiefire at Lionsgate Project, Series 2012	6.000	12/15/32	622,050
1,730,000		Wichita, Kansas, Health Care Facilities Revenue Bonds, Presbyterian Manors, Series 2018I	5.000	05/15/47	1,534,621
895,000		Wichita, Kansas, Health Care Facilities Revenue Bonds, Presbyterian Manors, Series 2019III	5.000	05/15/50	775,953
3,540,000		Wichita, Kansas, Health Care Facilities Revenue Bonds, Presbyterian Manors, Series 2024VIII	5.250	05/15/39	3,518,030
620,000		Wyandotte County/Kansas City Unified Government, Kansas, Community Improvement District Sales Tax Revenue Bonds, Legends Appartments Garage & West Lawn Project, Series 2018	4.500	06/01/40	599,101
13,925,000	(e)	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds, Village East Project Areas 2B 3 and 5, Series 2022	5.750	09/01/39	14,385,203

		TOTAL KANSAS			31,942,230

		KENTUCKY - 1.0%
395,000		Christian County, Kentucky, Hospital Revenue Bonds, Jennie Stuart Medical Center, Series 2016	5.000	02/01/26	399,380
5,000,000		Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Health, Refunding Series 2017A	5.250	06/01/41	5,027,344
290,000		Kentucky Economic Development Finance Authority, Kentucky, Healthcare Facilities Revenue Bonds, Rosedale Green Project, Refunding Series 2015	5.000	11/15/25	286,837
1,850,000		Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2017A - AGM Insured	5.000	12/01/45	1,871,490
1,570,000		Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A	5.000	07/01/40	1,571,112
7,000,000		Kentucky Municipal Power Agency, Power System Revenue Bonds, Prairie State Project, Series 2015A - NPFG Insured	5.000	09/01/42	7,013,763
3,235,000		Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Refunding Series 2024B, (Mandatory Put 8/01/32)	5.000	01/01/55	3,397,726
6,570,000		Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2022A-1, (Mandatory Put 8/01/30)	4.000	08/01/52	6,551,084
19,795,000		Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2024A-1, (Mandatory Put 7/01/30)	5.000	05/01/55	20,689,368
6,430,000		Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2016A, (AMT), (Mandatory Put 9/01/27)	1.300	09/01/44	5,907,406

		TOTAL KENTUCKY			52,715,510

		LOUISIANA - 1.6%
2,250,000		Beauregard Parish, Louisiana, Revenue Bonds, Boise Cascade Corporation Project, Series 2002	6.800	02/01/27	2,254,579
1,595,000	(e)	Jefferson Parish Economic Development and Port District, Louisiana, Kenner Discovery Health Sciences Academy Project, Series 2018A	4.800	06/15/29	1,596,798
500,000	(e)	Jefferson Parish Economic Development and Port District, Louisiana, Kenner Discovery Health Sciences Academy Project, Series 2018A	5.500	06/15/38	502,696
190,000	(e)	Juban Trails Community Development District, Livingston Parish, Louisiana, Special Assessment Revenue Bonds, Series 2022	3.375	06/01/27	185,137
250,000	(e)	Juban Trails Community Development District, Livingston Parish, Louisiana, Special Assessment Revenue Bonds, Series 2022	3.750	06/01/32	228,831
260,000		Lakeshore Villages Master Community Development District, Louisiana, Special Assessment Revenue Bonds, Series 2021	2.375	06/01/26	254,292

See Notes to Financial Statements	181

Portfolio of Investments March 31, 2025 (continued)

Short Duration High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		LOUISIANA (continued)
$695,000		Lakeshore Villages Master Community Development District, Louisiana, Special Assessment Revenue Bonds, Series 2021	2.875%	06/01/31	$620,781
190,000		Lakeshore Villages Master Community Development District, Louisiana, Special Assessment Revenue Bonds, Series 2022	4.450	06/01/27	190,410
250,000		Lakeshore Villages Master Community Development District, Louisiana, Special Assessment Revenue Bonds, Series 2022	5.000	06/01/32	251,379
750,000		Lakeshore Villages Master Community Development District, Louisiana, Special Assessment Revenue Bonds, Series 2022	5.375	06/01/42	750,583
1,775,000	(e)	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Cameron Parish GOMESA Project, Green Series 2018	5.650	11/01/37	1,857,835
1,645,000	(e)	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Jefferson Parish GOMESA Project, Series 2019	4.000	11/01/44	1,487,570
315,000	(e)	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Terrebonne Parish GOMESA Project, Series 2018	5.375	11/01/38	324,985
2,000,000		Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Womans Hospital Foundation Project, Refunding Series 2017A	5.000	10/01/41	2,014,291
900,000	(e)	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Christwood Project, Refunding Series 2024	5.000	11/15/37	909,836
450,000	(e)	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Christwood Project, Refunding Series 2024	5.000	11/15/44	436,909
1,000,000	(e)	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Westside Habilitation Center Project, Refunding Series 2017A	5.750	02/01/32	973,960
600,000	(e)	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Lake Charles College Prep Project, Series 2019A	5.000	06/01/29	606,090
300,000	(e)	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Lincoln Preparatory School Project, Series 2021A	5.000	06/01/31	291,431
1,805,000	(e)	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Lincoln Preparatory School Project, Series 2021A	5.000	06/01/41	1,581,865
1,000,000	(e)	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Lincoln Preparatory School Project, Series 2021A	5.250	06/01/51	835,533
530,000	(e)	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Young Audiences Charter School, Series 2019A	5.000	04/01/30	526,091
965,000	(e)	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Young Audiences Charter School, Series 2019A	5.000	04/01/57	801,792
8,630,000	(e)	Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, (AMT)	6.500	07/01/36	8,633,104
600,000	(e)	Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, BBR Schools - Materra Campus Project, Series 2021A	4.000	06/01/31	567,795
1,350,000	(e)	Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, BBR Schools - Materra Campus Project, Series 2021A	4.000	06/01/41	1,119,264
359,663	(e),(h)	Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Encore Academy Project, Series 2021A	5.000	06/01/31	53,949
500,000	(e)	Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Jefferson Rise Charter School Project, Series 2022A	6.000	06/01/37	502,029
1,400,000	(e)	Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Lake Charles Charter Academy Foundation Project, Refunding Series 2024A	5.000	12/15/34	1,419,679
2,335,000	(e)	Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Lake Charles Charter Academy Foundation Project, Refunding Series 2024A	5.000	12/15/43	2,272,345
435,000	(e)	Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Lincoln Preparatory School Project, Series 2022A	6.125	06/01/37	438,201
185,000	(e)	Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Lincoln Preparatory School Project, Series 2022A	6.375	06/01/52	179,938
2,500,000		Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Loyola University of New Orleans Project, Refunding Series 2023A	5.250	10/01/53	2,512,537

182	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		LOUISIANA (continued)
$6,500,000		Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2017	5.000%	05/15/46	$6,537,344
500,000	(h)	Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese of New Orleans, Refunding Series 2017	5.000	07/01/27	425,000
1,745,000	(h)	Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese of New Orleans, Refunding Series 2017	5.000	07/01/28	1,483,250
1,680,000	(h)	Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese of New Orleans, Refunding Series 2017	5.000	07/01/29	1,428,000
1,695,000	(h)	Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese of New Orleans, Refunding Series 2017	5.000	07/01/30	1,440,750
1,000,000	(h)	Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese of New Orleans, Refunding Series 2017	5.000	07/01/32	850,000
750,000	(h)	Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese of New Orleans, Refunding Series 2017	5.000	07/01/33	637,500
1,500,000	(h)	Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese of New Orleans, Refunding Series 2017	5.000	07/01/37	1,275,000
3,050,000		Louisiana Public Facilities Authority, Revenue Bonds, Cleco Power LLC Project, Series 2008	4.250	12/01/38	2,948,261
4,000,000	(e),(h)	Louisiana Public Facilities Authority, Solid Waste Disposal Facility Revenue Bonds, Lousiana Pellets Inc Project, Series 2015, (AMT)	7.000	07/01/24	40
980,000		New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, North Terminal Project, Series 2017B, (AMT)	5.000	01/01/27	1,007,448
10,345,000		New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, North Terminal Project, Series 2017B, (AMT)	5.000	01/01/48	10,353,034
3,300,000		New Orleans Aviation Board, Louisiana, Special Facility Revenue Bonds, Parking Facilities Corporation Consolidated Garage System, Series 2018A	5.000	10/01/48	3,345,607
1,600,000	(e)	Plaquemines Port, Louisiana, Harbor and Terminal District Facilities Revenue Bonds NOLA Terminal LLC Project Dock and Wharf Series 2024A	9.000	12/01/44	1,566,401
3,990,000	(e)	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P. Project, Series 2008, (Mandatory Put 6/01/30)	6.100	06/01/38	4,346,604
4,190,000	(e)	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P. Project, Series 2010A	6.350	10/01/40	4,553,938
3,735,000	(e)	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P. Project, Series 2010B, (Mandatory Put 6/01/30)	6.100	12/01/40	4,071,322
3,680,000		Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation Project, Refunding Series 2017B-2, (Mandatory Put 7/01/26)	2.375	06/01/37	3,631,531

		TOTAL LOUISIANA			87,083,545

		MAINE - 0.3%
1,160,000	(e)	Maine Finance Authority, Solid Waste Disposal Revenue Bonds, Casella Waste Systems, Inc. Project, Series 2024, (AMT), (Mandatory Put 6/01/35)	4.625	12/01/47	1,171,045
4,500,000		Maine Health and Higher Educational Facilities Authority Revenue Bonds, MaineHealth Issue, Series 2018A	5.000	07/01/43	4,568,291
11,050,000		Rumford, Maine, Solid Waste Disposal Revenue Bonds, Boise Cascade Corporation Project, Series 2001, (AMT)	6.875	10/01/26	11,073,007

		TOTAL MAINE			16,812,343

		MARYLAND - 0.4%
2,210,000		Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017	5.000	09/01/31	2,231,395
1,000,000		Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017	5.000	09/01/32	1,008,112
1,500,000		Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017	5.000	09/01/33	1,509,640
2,360,000		Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017	5.000	09/01/35	2,368,353
500,000		Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017	5.000	09/01/36	501,071
275,000		Baltimore, Maryland, Special Obligation Bonds, Consolidated Tax Increment Financing, Series 2015	5.000	06/15/25	275,240

See Notes to Financial Statements	183

Portfolio of Investments March 31, 2025 (continued)

Short Duration High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MARYLAND (continued)
$385,000		Baltimore, Maryland, Special Obligation Bonds, Consolidated Tax Increment Financing, Series 2015	5.000%	06/15/26	$385,346
345,000		Baltimore, Maryland, Special Obligation Bonds, Consolidated Tax Increment Financing, Series 2015	5.000	06/15/27	345,296
875,000	(e)	Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project, Refunding Series 2022	4.875	06/01/42	876,539
435,000	(e)	Howard County, Maryland, Special Obligation Bonds, Downtown Columbia Project, Series 2017A	4.000	02/15/28	435,432
1,200,000	(e)	Maryland Economic Development Corporation, Port Facilities Revenue Bonds, Core Natural Resources Inc. Project, Refunding Series 2025, (Mandatory Put 3/27/35)	5.000	07/01/48	1,213,243
3,360,000	(h)	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006A	5.000	12/01/25	2,251,200
6,895,000	(h)	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006A	5.000	12/01/31	4,619,650
1,000,000	(h)	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006B	5.250	12/01/31	670,000
270,000		Maryland Economic Development Corporation, Senior Student Housing Revenue Bonds, Towson University Project, Refunding Series 2017	5.000	07/01/27	276,623
190,000		Maryland Economic Development Corporation, Senior Student Housing Revenue Bonds, Towson University Project, Refunding Series 2017	5.000	07/01/29	193,919
325,000		Maryland Economic Development Corporation, Senior Student Housing Revenue Bonds, Towson University Project, Refunding Series 2017	5.000	07/01/30	331,018
375,000		Maryland Economic Development Corporation, Senior Student Housing Revenue Bonds, Towson University Project, Refunding Series 2017	5.000	07/01/31	381,147
530,000		Maryland Economic Development Corporation, Senior Student Housing Revenue Bonds, Towson University Project, Refunding Series 2017	5.000	07/01/37	530,069
280,000	(e)	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Green Street Academy, Series 2017A	5.000	07/01/27	281,374
750,000	(e)	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Imagine Andrews Public Charter School, Series 2022A	5.500	05/01/42	734,103
295,000	(e)	Prince George’s County Revenue Authority, Maryland, Special Obligation Bonds, Suitland-Naylor Road Project, Series 2016	4.375	07/01/30	295,416
600,000	(e)	Prince George’s County, Maryland, Special Obligation Bonds, Westphalia Town Center Project, Series 2018	5.000	07/01/30	608,313
1,000,000	(e)	Prince George’s County, Maryland, Special Obligation Bonds, Westphalia Town Center Project, Series 2018	5.250	07/01/48	1,007,530

		TOTAL MARYLAND			23,330,029

		MASSACHUSETTS - 0.2%
2,410,000	(e)	Massachusetts Development Finance Agency Revenue Refunding Bonds, NewBridge on the Charles, Inc. Issue, Series 2017	5.000	10/01/47	2,368,761
2,000,000	(e)	Massachusetts Development Finance Agency, Revenue Bonds, GingerCare Living Inc, Series 2024B-3	4.750	12/01/29	2,002,247
2,100,000	(e)	Massachusetts Development Finance Agency, Revenue Bonds, GingerCare Living Inc, Series 2024B-3	5.000	12/01/29	2,102,341
2,430,000		Massachusetts Port Authority, Revenue Bonds, Refunding Series 2016B, (AMT)	5.000	07/01/43	2,435,862

		TOTAL MASSACHUSETTS			8,909,211

		MICHIGAN - 0.5%
410,000		Advanced Technology Academy, Michigan, Public School Academy Revenue Bonds, Refunding Series 2019	3.875	11/01/29	399,403
85,000		Advanced Technology Academy, Michigan, Public School Academy Revenue Bonds, Refunding Series 2019	5.000	11/01/34	86,349
150,000		Conner Creek Academy East, Michigan, Public School Revenue Bonds, Series 2007	5.000	11/01/26	147,666

184	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MICHIGAN (continued)
$1,915,000		County of Calhoun Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Oaklawn Hospital, Refunding Series 2016	5.000%	02/15/30	$1,931,531
2,010,000		County of Calhoun Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Oaklawn Hospital, Refunding Series 2016	5.000	02/15/31	2,024,847
14,265,076		Detroit City & General Retirement System Service Corporation, Michigan, Certificates of Participation, Taxable Series 2005A - FGIC Insured	3.000	06/15/20	14,122,425
5,000		Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B - NPFG Insured	5.000	07/01/36	5,009
825,000		Gerald R. Ford International Airport Authority, Kent County, Michigan, Revenue Bonds, Limited Tax General Obligation Series 2021, (AMT)	5.000	01/01/46	839,815
1,250,000		Michigan Finance Authority, Higher Education Limited Obligation Revenue Bonds, Aquinas College Project, Refunding Series 2021	4.000	05/01/31	935,531
570,000		Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Cesar Chavez Academy Project, Refunding Series 2019	4.000	02/01/29	562,234
870,000		Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Hanley International Academy, Inc. Project, Refunding Series 2021	3.500	09/01/30	821,314
1,450,000		Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Madison Academy Project, Refunding Series 2021	4.250	12/01/39	1,218,220
1,310,000	(e)	Michigan Finance AuthorIty, Public School Academy Limited Obligation Revenue Bonds, Voyageur Academy Project, Refunding Series 2017. Private Placement of 2017	5.900	07/15/46	1,016,359
535,000		Saline Economic Development Corporation, Michigan, Limited Obligation Revenue and Refunding Bonds, Evangelical Homes of Michigan, Series 2012	5.250	06/01/32	499,196
545,000	(e)	Warren Academy, Macomb County, Michigan, Revenue Bonds, Public School Academy, Refunding Series 2020A	5.000	05/01/35	533,886

		TOTAL MICHIGAN			25,143,785

		MINNESOTA - 1.7%
320,000		Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint Croix Preparatory Academy, Refunding Series 2016A	3.500	08/01/26	316,768
400,000		Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint Croix Preparatory Academy, Refunding Series 2016A	3.500	08/01/27	393,258
270,000		Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint Croix Preparatory Academy, Refunding Series 2016A	4.000	08/01/28	267,098
415,000		Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint Croix Preparatory Academy, Refunding Series 2016A	4.000	08/01/29	408,850
260,000		Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint Croix Preparatory Academy, Refunding Series 2016A	4.000	08/01/30	254,454
300,000		Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint Croix Preparatory Academy, Refunding Series 2016A	4.000	08/01/31	292,212
455,000		Bethel, Minnesota, Charter School Lease Revenue Bonds, Level Up Academy, Taxable Series 2021B	6.000	06/15/27	442,112
165,000		Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Athlos Leadership Academy Project, Series 2015A	4.750	07/01/25	164,343
630,000		Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Athlos Leadership Academy Project, Series 2015A	5.250	07/01/30	602,260
375,000		City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds, DaVinci Academy Project,Series 2016A	4.000	07/01/28	364,549
540,000		City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds, DaVinci Academy Project,Series 2016A	5.000	07/01/31	537,437

See Notes to Financial Statements	185

Portfolio of Investments March 31, 2025 (continued)

Short Duration High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MINNESOTA (continued)
$1,350,000		Columbia Heights, Minnesota, Charter School Lease Revenue Bonds, Prodeo Academy Project, Series 2019A	3.875%	07/01/29	$1,284,021
1,680,000		Columbia Heights, Minnesota, Charter School Lease Revenue Bonds, Prodeo Academy Project, Series 2019A	5.000	07/01/34	1,625,100
2,135,000		Columbia Heights, Minnesota, Charter School Lease Revenue Bonds, Prodeo Academy Project, Series 2019A	5.000	07/01/39	1,996,996
350,000		Columbus, Minnesota, Charter School Lease Revenue Bonds, New Millennium Academy Project, Series 2015A	5.000	07/01/25	349,355
25,000		Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series 2015A	4.400	07/01/25	25,008
3,515,000		Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series 2020A	5.000	07/01/55	3,374,465
1,600,000	(e)	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Seven Hills Preparatory Academy Project, Series 2024A	6.125	06/15/61	1,528,336
400,000	(e)	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Seven Hills Preparatory Academy Project, Taxable Series 2024B	7.500	06/15/28	405,516
500,000		Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds, Saint Luke’s Hospital of Duluth Obligated Group, Series 2022A, Forward Delivery	5.000	06/15/29	532,773
500,000		Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds, Saint Luke’s Hospital of Duluth Obligated Group, Series 2022A, Forward Delivery	5.000	06/15/30	538,248
500,000		Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds, Saint Luke’s Hospital of Duluth Obligated Group, Series 2022A, Forward Delivery	5.000	06/15/31	542,853
500,000		Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds, Saint Luke’s Hospital of Duluth Obligated Group, Series 2022A, Forward Delivery	5.000	06/15/32	546,715
625,000		Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds, Saint Luke’s Hospital of Duluth Obligated Group, Series 2022A, Forward Delivery	5.000	06/15/33	679,134
600,000		Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds, Saint Luke’s Hospital of Duluth Obligated Group, Series 2022A, Forward Delivery	4.000	06/15/34	613,780
260,000		Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds, Saint Luke’s Hospital of Duluth Obligated Group, Series 2022A, Forward Delivery	4.000	06/15/35	264,298
425,000		Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds, Saint Luke’s Hospital of Duluth Obligated Group, Series 2022A, Forward Delivery	4.000	06/15/36	429,647
425,000		Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds, Saint Luke’s Hospital of Duluth Obligated Group, Series 2022A, Forward Delivery	4.000	06/15/37	426,964
300,000		Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds, Saint Luke’s Hospital of Duluth Obligated Group, Series 2022A, Forward Delivery	4.000	06/15/39	295,522
2,360,000		Greenwood, Minnesota, Charter School Lease Revenue Bonds, Main Street School of Performing Arts Project, Series 2016A	5.000	07/01/36	2,202,348
500,000		Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble Academy Project, Series 2014A	5.000	07/01/29	500,144
225,000		Independence, Minnesota, Charter School Lease Revenue Bonds, Paladin Career & Technical High School Project, Series 2021A	3.250	06/01/31	201,083
170,000		Independence, Minnesota, Charter School Lease Revenue Bonds, Paladin Career & Technical High School Project, Series 2021A	4.000	06/01/41	137,351
2,100,000	(e)	Independence, Minnesota, Charter School Lease Revenue Bonds, Spero Academy Project, Series 2021A	5.000	07/01/56	1,679,628
550,000		International Falls, Minnesota, Solid Waste Disposal Revenue Bonds, Boise Cascade Corporation Project, Refunding Series 1999, (AMT)	6.850	12/01/29	551,159
850,000		Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Cyber Village Academy Project, Series 2022A	5.250	06/01/42	796,859

186	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MINNESOTA (continued)
$200,000		Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Cyber Village Academy Project, Taxable Series 2022B	5.500%	06/01/27	$199,816
515,000	(e)	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Friendship Academy of the Arts Project, Series 2019A	4.000	12/01/31	433,763
1,685,000		Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Hennepin Schools Project, Series 2021A	4.000	07/01/31	1,575,763
4,350,000		Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Hennepin Schools Project, Series 2021A	4.000	07/01/41	3,481,463
890,000		Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Hiawatha Academies Project, Series 2022A	5.000	07/01/32	899,343
550,000		Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Hiawatha Academies Project, Series 2022A	5.375	07/01/42	533,082
120,000		Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Hiawatha Academies Project, Taxable Series 2022B	5.750	07/01/25	119,845
510,000	(e)	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Spero Academy Project, Series 2017A	5.500	07/01/27	513,309
1,150,000	(e)	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Twin Cities International Schools Project, Series 2017A	4.250	12/01/27	1,141,708
650,000	(e)	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Venture Academy Project, Series 2022A	5.000	06/01/32	625,020
2,365,000	(e)	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Venture Academy Project, Series 2022A	5.250	06/01/42	2,178,596
4,035,000	(e)	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Venture Academy Project, Series 2022A	5.250	06/01/52	3,596,041
3,005,000	(e)	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Venture Academy Project, Series 2022A	5.500	06/01/57	2,726,506
240,000		Minneapolis, Minnesota, Tax Increment Revenue Bonds, Village at St. Anthony Falls Project, Refunding Series 2015	4.000	03/01/27	239,998
10,000,000	(g)	Minnesota Municipal Gas Agency, Commodity Supply Revenue Bonds, Series 2022B, (Mandatory Put 12/01/27) (SOFR*0.67% + 1.000%)	3.914	12/01/52	9,967,074
1,600,000		Otsego, Minnesota, Charter School Lease Revenue Bonds, Kaleidoscope Charter School Project, Series 2014A	5.000	09/01/34	1,551,196
570,000		Rochester, Minnesota, Charter School Lease Revenue Bonds, Rochester Math & Science Academy Project, Series 2018A	4.500	09/01/26	555,000
6,165,000	(e),(h)	Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Athlos Academy, Series 2022A	5.500	06/01/42	4,623,750
10,650,000	(e),(h)	Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Athlos Academy, Series 2022A	5.750	06/01/52	7,987,500
2,000,000	(e),(h)	Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Athlos Academy, Series 2022A	5.875	06/01/57	1,500,000
200,000		Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride Academy Project, Series 2016A	3.750	04/01/26	196,278
2,025,000		Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride Academy Project, Series 2016A	5.000	04/01/36	1,852,757
4,130,000	(e)	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Community School of Excellence, Series 2023	4.500	03/01/33	4,192,624
6,045,000	(e)	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Community School of Excellence, Series 2023	5.250	03/01/43	6,011,652
150,000	(e)	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Great River School Project, Series 2017A	4.750	07/01/29	150,405
1,285,000	(e)	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Metro Deaf School Project, Series 2018A	5.000	06/15/48	1,181,897
5,000,000		Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Facility Revenue Bonds, HealthPartners Obligated Group, Refunding Series 2015A	4.000	07/01/35	4,871,596
700,000		Saint Paul Housing and Redevelopment Authority, Minnesota, Lease Revenue Bonds, Hope Community Academy Project, Series 2015A	4.500	12/01/29	646,215

See Notes to Financial Statements	187

Portfolio of Investments March 31, 2025 (continued)

Short Duration High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MINNESOTA (continued)
$600,000		Savage, Minnesota Charter School Lease Revenue Bonds, Aspen Academy Project, Series 2016A	4.000%	10/01/26	$593,336
1,115,000		Savage, Minnesota Charter School Lease Revenue Bonds, Aspen Academy Project, Series 2016A	4.750	10/01/31	1,086,615
60,000		Winona Port Authority, Minnesota, Charter School Lease Revenue Bonds, Bluffview Montessori School Project, Refunding Series 2016	3.750	06/01/26	59,062

		TOTAL MINNESOTA			90,861,854

		MISSISSIPPI - 0.2%
2,700,000	(e)	Mississippi Business Finance Corporation, Gulf Opportunity Zone Revenue Bonds, King Edward Mixed-Use Project, Refunding Subordinate Series 2023, (Mandatory Put 6/15/25)	6.000	10/15/49	2,686,171
930,000	(e)	Mississippi Business Finance Corporation, Gulf Opportunity Zone Revenue Bonds, King Edward Mixed-Use Project, Taxable Refunding Series 2019A, (Mandatory Put 6/15/25)	6.000	10/15/30	929,227
3,615,000		Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial Healthcare, Series 2016A	5.000	09/01/41	3,603,994
4,635,000		Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial Healthcare, Series 2016A	5.000	09/01/46	4,518,619

		TOTAL MISSISSIPPI			11,738,011

		MISSOURI - 0.8%
1,000,000		Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center, Refunding Series 2016	4.000	08/01/38	718,979
475,000		Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeasthealth, Series 2016A	6.000	03/01/33	480,382
3,525,000		Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeasthealth, Series 2017A	5.000	03/01/36	3,593,549
4,000,000		Independence Industrial Development Authority, Missouri, Revenue Bonds, Tax Increment and Special Districts, Hub Drive Redevelopment Project Series 2023	6.250	11/01/44	4,049,956
1,000,000	(e)	Kansas City Industrial Development Authority, Missouri, Economic Activity Tax Revenue Bonds, Historic Northeast Redevelopment Plan Series 2024A-1	5.000	06/01/46	975,554
815,000	(e)	Kansas City Industrial Development Authority, Missouri, Revenue Bonds, Platte Purchase Project A, Series 2019	5.000	07/01/40	740,038
1,000,000		Kirkwood Industrial Development Authority, Missouri, Retirement Community Revenue Bonds, Aberdeen Heights Project, Refunding Series 2017A	5.000	05/15/25	999,358
1,075,000		Kirkwood Industrial Development Authority, Missouri, Retirement Community Revenue Bonds, Aberdeen Heights Project, Refunding Series 2017A	5.000	05/15/26	1,072,281
1,080,000		Kirkwood Industrial Development Authority, Missouri, Retirement Community Revenue Bonds, Aberdeen Heights Project, Refunding Series 2017A	5.000	05/15/27	1,075,355
1,150,000		Kirkwood Industrial Development Authority, Missouri, Retirement Community Revenue Bonds, Aberdeen Heights Project, Refunding Series 2017A	5.250	05/15/28	1,150,183
2,645,000		Kirkwood Industrial Development Authority, Missouri, Retirement Community Revenue Bonds, Aberdeen Heights Project, Refunding Series 2017A	5.250	05/15/31	2,623,206
4,450,000	(e)	Land Clearance for Redevelopment Authority of Kansas City, Missouri, Project Revenue Bonds, Convention Center Hotel Project - TIF Financing, Series 2018B	4.375	02/01/31	4,285,930
1,300,000	(e)	Land Clearance for Redevelopment Authority of Kansas City, Missouri, Project Revenue Bonds, Convention Center Hotel Project - TIF Financing, Series 2018B	5.000	02/01/40	1,265,336
3,600,000	(e)	Land Clearance for Redevelopment Authority of Kansas City, Missouri, Project Revenue Bonds, Convention Center Hotel Project - TIF Financing, Series 2018B	5.000	02/01/50	3,419,646
345,000	(e)	Liberty, Missouri, Special Obligation Tax Increment and Special Districts Bonds, Liberty Commons Project, Series 2015A	5.125	06/01/25	345,709

188	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MISSOURI (continued)
$925,000	(h)	Missouri Health and Educational Facilities Authority, Revenue Bonds, Christian Homes Inc., Senior Living Facilities Series 2018	5.000%	05/15/26	$675,250
5,515,000	(h)	Missouri Health and Educational Facilities Authority, Revenue Bonds, Christian Homes Inc., Senior Living Facilities Series 2018	5.000	05/15/40	4,025,950
2,515,000		Missouri Southern State University, Auxiliary Enterprise System Revenue Bonds, Series 2021	4.000	10/01/31	2,435,599
3,135,000		Missouri Southern State University, Auxiliary Enterprise System Revenue Bonds, Series 2021	4.000	10/01/34	2,958,259
150,000		Plaza at Noah’s Ark Community Improvement District, Saint Charles, Missouri, Tax Increment and Improvement District Revenue Bonds, Series 2021	3.000	05/01/30	140,409
500,000		Plaza at Noah’s Ark Community Improvement District, Saint Charles, Missouri, Tax Increment and Improvement District Revenue Bonds, Series 2021	3.125	05/01/35	431,746
560,000		Saint Louis County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Nazareth Living Center, Series 2015A	5.000	08/15/25	559,458
895,000		Saint Louis County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Ranken-Jordan Project, Refunding & Improvement Series 2016	5.000	11/15/27	897,671
990,000		Saint Louis County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Ranken-Jordan Project, Refunding & Improvement Series 2016	5.000	11/15/29	991,843
1,095,000		Saint Louis County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Ranken-Jordan Project, Refunding & Improvement Series 2016	5.000	11/15/31	1,096,134
175,000		Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Saint Andrew’s Resources for Seniors, Series 2015A	5.000	12/01/25	174,748
2,360,000	(e)	Saint Louis Industrial Development Authority, Missouri, Revenue Bonds, Confluence Academy Project, Series 2022A	5.500	06/15/42	2,221,423
490,000		Stoddard County Industrial Development Authority, Missouri, Health Facility Revenue Bonds, Southeasthealth, Series 2016B	6.000	03/01/37	495,765
500,000	(e)	The Industrial Development Authority of the County of St. Louis, Missouri, Transportation Development Refunding Revenue Bonds, Series 2019B	4.375	03/01/33	457,587

		TOTAL MISSOURI			44,357,304

		MONTANA - 0.0%
1,000,000		Kalispell, Montana, Housing and Healthcare Facilities Revenue Bonds, Immanuel Lutheran Corporation, Series 2017A	5.000	05/15/27	993,523
1,180,000		Kalispell, Montana, Housing and Healthcare Facilities Revenue Bonds, Immanuel Lutheran Corporation, Series 2017A	5.250	05/15/30	1,170,968
435,000		Kalispell, Montana, Housing and Healthcare Facilities Revenue Bonds, Immanuel Lutheran Corporation, Series 2017A	5.250	05/15/32	427,009

		TOTAL MONTANA			2,591,500

		NEBRASKA - 0.9%
40,000,000	(f),(g)	Central Plains Energy Project, Nebraska, Gas Project Revenue Bonds, Project 5, SOFR Series 2022-2, (Mandatory Put 10/01/29) (SOFR*0.67% + 2.180%), (UB)	5.738	05/01/53	41,375,516
5,410,000		Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Social Series 2023G	5.400	09/01/53	5,502,889

		TOTAL NEBRASKA			46,878,405

		NEVADA - 0.4%
1,045,000		Clark County, Nevada, Local Improvement Bonds, Special Improvement District 159 Summerlin Village 16A, Series 2015	5.000	08/01/28	1,048,711
826,001	(e),(h)	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC Project, Green Series 2017B, (AMT)	5.125	12/15/37	83
2,729,621	(e),(h)	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC Project, Green Series 2018, (AMT)	6.950	02/15/38	11,191

See Notes to Financial Statements	189

Portfolio of Investments March 31, 2025 (continued)

Short Duration High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		NEVADA (continued)
$1,842,684	(e),(h)	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC Project, Green Series 2020	6.750%	02/15/38	$7,555
7,516,052	(e),(h)	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC Project, Series 2017, (AMT)	5.875	12/15/27	751
2,306,306	(e),(h)	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC Project, Series 2017, (AMT)	6.250	12/15/37	231
6,400,000	(e)	Director of Nevada State Department of Business and Industry, Revenue Bonds, Brightline West Passenger Rail Project, Series 2025A, (AMT), (Mandatory Put 1/01/33)	9.500	01/01/65	6,379,217
1,500,000	(e)	Director of the State of Nevada Department of Business and Industry, Charter School Lease Revenue Bonds, Somerset Academy, Series 2018A	5.000	12/15/48	1,439,106
1,470,000		Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-18 Inspirada, Refunding Series 2016	4.000	09/01/32	1,402,635
630,000		Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-18 Inspirada, Refunding Series 2016	4.000	09/01/35	570,651
685,000		Henderson, Nevada, Local Improvement District No. T-20 Rainbow Canyon, Local Improvement Bonds, Series 2018	5.000	09/01/38	674,489
635,000		Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 808 & 810 Summerlin Village 23B, Refunding Series 2014	5.000	06/01/25	635,487
425,000		Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 812 Summerlin Village 24, Series 2015	5.000	12/01/26	428,954
315,000		Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 814 Summerlin Village 21& 24A, Series 2019	4.000	06/01/39	291,219
220,000		Neveda State Director of the Department of Business and Industry, Charter School Revenue Bonds, Doral Academy of Nevada, Series 2017A	5.000	07/15/27	220,513
1,400,000		Neveda State Director of the Department of Business and Industry, Charter School Revenue Bonds, Doral Academy of Nevada, Series 2017A	5.000	07/15/47	1,315,806
630,000		North Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 64 Valley Vista, Series 2019	4.250	06/01/34	607,843
770,000		North Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 64 Valley Vista, Series 2019	4.500	06/01/39	735,942
505,000	(e)	North Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 65 Northern Beltway Commercial Area, Series 2017	4.000	12/01/27	502,227
1,600,000	(e)	North Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 65 Northern Beltway Commercial Area, Series 2017	5.000	12/01/37	1,595,429
850,000		Reno, Nevada, Redevelopment Agency Downtown Project Tax Allocation Bonds, Series 2007C	5.400	06/01/27	850,024
400,000		Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Bonds, ReTrac-Reno Transporation Rail Access Corridor Project, Series 2018B - AGM Insured	5.000	06/01/38	412,141

		TOTAL NEVADA			19,130,205

		NEW HAMPSHIRE - 0.2%
1,250,000	(e)	National Finance Authority, New Hampshire, Resource Recovery Revenue Bonds, Covanta Project, Refunding Series 2018A, (AMT)	4.000	11/01/27	1,243,914
1,270,000	(e)	National Finance Authority, New Hampshire, Resource Recovery Revenue Bonds, Covanta Project, Refunding Series 2020A, (Mandatory Put 7/02/40)	3.625	07/01/43	1,057,741
6,975,000	(e)	National Finance Authority, New Hampshire, Resource Recovery Revenue Bonds, Covanta Project, Refunding Series 2020B, (AMT), (Mandatory Put 7/02/40)	3.750	07/01/45	5,904,754
3,000,000	(e)	New Hampshire National Finance Authority, Special Revenue Bonds, Silverado Project Denton County Series 2024	5.000	12/01/28	2,994,728

		TOTAL NEW HAMPSHIRE			11,201,137

190	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		NEW JERSEY - 0.8%
$445,000	(i)	New Jersey Building Authority, State Building Revenue Bonds, Refunding Series 2016A, (Pre-refunded 6/15/26)	4.000%	06/15/30	$451,675
900,000		New Jersey Economic Development Authority, Charter School Revenue Bonds, North Star Academy Charter School of Newark, Series 2017	5.000	07/15/32	918,340
135,000	(e)	New Jersey Economic Development Authority, Charter School Revenue Bonds, Teaneck Community Charter School, Series 2017A	4.250	09/01/27	135,538
2,000,000		New Jersey Economic Development Authority, Fixed Rate Revenue Bonds, Lions Gate Project, Series 2014	5.000	01/01/34	1,991,207
250,000	(e),(f)	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Tender Option Bond Trust 2016-XF2340, (IF)	5.500	09/01/25	249,360
6,000,000		New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 2000A & 2000B, (AMT)	5.625	11/15/30	6,007,580
3,315,000		New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 2000A & 2000B, (AMT)	5.625	11/15/30	3,319,188
5,290,000		New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Inspira Health Obligated Group Issue, Series 2017A	5.000	07/01/42	5,372,715
13,690,000		New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s Healthcare System Obligated Group Issue, Refunding Series 2016	5.000	07/01/41	13,740,438
1,500,000		New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019AA	4.125	06/15/39	1,455,668
5,330,000		New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2017A	5.000	01/01/32	5,474,280
280,000		Passaic County Improvement Authority, New Jersey, Charter School Revenue Bonds, Community Charter School of Paterson, Series 2024A	5.000	01/01/34	288,015
1,055,000		Passaic County Improvement Authority, New Jersey, Charter School Revenue Bonds, Community Charter School of Paterson, Series 2024A	4.750	01/01/45	1,011,129
1,000,000		Passaic County Improvement Authority, New Jersey, Charter School Revenue Bonds, Paterson Charter School for Science and Technology, Inc. Project, Series 2025	4.125	07/01/33	990,142

		TOTAL NEW JERSEY			41,405,275

		NEW MEXICO - 0.1%
500,000		Aspire Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2024	4.450	10/01/33	487,758
525,000		Aspire Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2024	5.050	10/01/44	493,640
50,000		Boulders Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2015	4.875	10/01/25	50,169
1,755,000		Mariposa East Public Improvement District, New Mexico, Special Levy Revenue Bonds, Series 2015B	5.900	09/01/32	1,705,769

		TOTAL NEW MEXICO			2,737,336

		NEW YORK - 4.1%
1,250,000		Babylon Local Development Corporation II, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2023A	5.750	02/01/33	1,275,564
13,930,000		Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Refunding Series 2016A	5.000	07/15/42	14,047,916
225,000		Build New York City Resource Corporation, New York, Revenue Bonds, Global Community Charter School Project, Series 2022A	5.000	06/15/42	213,214
700,000	(h)	Build New York City Resource Corporation, New York, Revenue Bonds, Metropolitan College of New York, Series 2014	5.250	11/01/34	420,000
1,000,000	(e)	Build NYC Resource Corporation, New York, Revenue Bonds, Albert Einstein College of Medicine, Inc, Series 2023	7.250	06/01/55	1,058,934
3,805,000	(e)	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter School, Series 2020A-1	5.250	06/01/40	3,671,599

See Notes to Financial Statements	191

Portfolio of Investments March 31, 2025 (continued)

Short Duration High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		NEW YORK (continued)
$5,500,000	(e)	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter School, Series 2020C-1	5.000%	06/01/40	$5,167,863
400,000	(e)	Build NYC Resource Corporation, New York, Revenue Bonds, Richmond Preparatory Charter School Project, Social Impact Project Series 2021A	4.000	06/01/31	367,343
450,000	(e)	Build NYC Resource Corporation, New York, Revenue Bonds, Richmond Preparatory Charter School Project, Social Impact Project Series 2021A	5.000	06/01/36	420,045
1,000,000	(e)	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2015	5.000	12/01/25	1,000,348
1,300,000	(e)	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017	5.000	12/01/25	1,302,351
2,800,000	(e)	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017	5.000	12/01/26	2,813,389
1,500,000		Dormitory Authority of the State of New York, Revenue Bonds, Pace University, Series 2024A	5.250	05/01/41	1,612,345
3,000,000		Dormitory Authority of the State of New York, Revenue Bonds, Pace University, Series 2024B	5.000	05/01/34	3,284,017
2,000,000		Dormitory Authority of the State of New York, Revenue Bonds, Pace University, Series 2024B	5.000	05/01/35	2,180,951
2,700,000		Dormitory Authority of the State of New York, Revenue Bonds, Pace University, Series 2024B	5.000	05/01/36	2,929,824
3,305,000		Dormitory Authority of the State of New York, Revenue Bonds, Pace University, Series 2024B	5.000	05/01/37	3,567,818
12,390,000		Glen Cove Local Economic Assistance Corporation, New York, Revenue Bonds, Garvies Point Public Improvement Project, Capital Appreciation Series 2016B	0.000	01/01/45	3,361,374
4,000,000		Glen Cove Local Economic Assistance Corporation, New York, Revenue Bonds, Garvies Point Public Improvement Project, Capital Appreciation Series 2016C	5.625	01/01/55	3,563,993
4,210,000		Glen Cove Local Economic Assistance Corporation, New York, Revenue Bonds, Garvies Point Public Improvement Project, Current Interest Series 2016A	5.000	01/01/56	3,433,327
1,000,000		Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2017A	5.890	02/01/32	1,009,020
1,000,000		Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2018A	6.470	02/01/33	1,029,661
645,000		Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2020A	4.760	02/01/27	639,837
555,000		Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2021A	4.050	02/01/31	521,800
1,080,000		Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2021A	4.450	02/01/41	890,927
4,795,000		Jefferson County Civic Facility Development Corporation, New York, Revenue Bonds, Samaritan Medical Center Project, Series 2017A	4.000	11/01/42	3,810,706
1,000,000	(h)	Madison County Capital Resource Corporation, New York, Revenue Bonds, Cazenovia College Project, Series 2019A	5.500	09/01/23	520,000
12,050,000		Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2016A-1	5.250	11/15/56	12,096,746
1,770,000	(g)	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Variable Rate Demand Obligations, Series 2002G-1 (SOFR*0.67% + 0.430%)	3.345	11/01/26	1,767,504
500,000	(e)	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Academy of Health Sciences Charter School Project, Social Impact Series 2022	5.000	07/01/32	508,001
1,390,000	(e)	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Academy of Health Sciences Charter School Project, Social Impact Series 2022	5.625	07/01/42	1,400,497

192	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		NEW YORK (continued)
$400,000		Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014B	5.000%	07/01/29	$400,382
210,000		New Rochelle Corporation, New York, Local Development Revenue Bonds, Iona College Project, Series 2015A	5.000	07/01/27	210,780
375,000		New Rochelle Corporation, New York, Local Development Revenue Bonds, Iona College Project, Series 2015A	5.000	07/01/28	376,323
1,475,000	(e)	New York City Housing Development Corporation, New York, Multi-Family Mortgage Revenue Bonds, 8 Spruce Street, Class F Series 2024	5.250	12/15/31	1,502,360
250,000		New York City Housing Development Corporation, New York, Multi-Family Mortgage Revenue Bonds, 8 Spruce Street, Taxable Class E Series 2024	4.375	12/15/31	253,466
6,360,000	(h)	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007	2.300	10/01/27	4,070,400
1,685,000	(h)	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007	2.350	10/01/46	1,078,400
14,120,000		New York Convention Center Development Corporation, New York, Revenue Bonds, Hotel Unit Fee Secured, Refunding Series 2015	5.000	11/15/45	14,159,369
5,040,000		New York Counties Tobacco Trust IV, Tobacco Settlement Pass- Through Bonds, Turbo Term Series 2005A	5.000	06/01/42	4,556,370
1,125,000	(e)	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014	5.000	11/15/44	1,127,473
6,705,000	(e)	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 2 Series 2014	5.150	11/15/34	6,723,594
1,180,000		New York Transportation Development Corporation, New York, Facility Revenue Bonds, Thruway Service Areas Project, Series 2021, (AMT)	4.000	10/31/41	1,045,921
9,485,000		New York Transportation Development Corporation, New York, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, (AMT)	5.000	07/01/46	9,428,585
1,180,000		New York Transportation Development Corporation, New York, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, (AMT)	5.250	01/01/50	1,179,960
3,500,000		New York Transportation Development Corporation, New York, Special Facilities Revenue Bonds, Terminal 6 John F Kennedy International Airport Redevelopment Project, Senior Green Series 2024A, (AMT)	5.500	12/31/60	3,640,273
1,000,000		New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Series 2021, (AMT)	3.000	08/01/31	922,315
2,515,000		New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, John F Kennedy International Airport New Terminal 1 Project, Green Series 2024, (AMT)	5.500	06/30/54	2,601,395
5,000,000		New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, New Terminal 1 John F Kennedy International Airport Project, Green Series 2023 - AGM Insured, (AMT)	5.125	06/30/60	5,031,422
3,500,000		New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, New Terminal 1 John F Kennedy International Airport Project, Green Series 2023, (AMT)	5.375	06/30/60	3,560,921
1,780,000		New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport Project, Series 2022, (AMT)	5.000	12/01/38	1,820,387
8,000,000		New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2018, (AMT)	5.000	01/01/26	8,075,082

See Notes to Financial Statements	193

Portfolio of Investments March 31, 2025 (continued)

Short Duration High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		NEW YORK (continued)
$1,970,000		New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2018, (AMT)	5.000%	01/01/36	$2,003,945
18,605,000		New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2020, (AMT)	4.000	10/01/30	18,459,343
10,000,000		New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2023, (AMT)	6.000	04/01/35	10,990,429
5,570,000	(e)	Niagara Area Development Corporation, New York, Solid Waste Disposal Facility Revenue Refunding Bonds, Covanta Energy Project, Series 2018A, (AMT)	4.750	11/01/42	5,206,015
1,250,000		Onondaga Civic Development Corporation, New York, Revenue Bonds, Crouse Health Hospital Inc. Project, Refunding Series 2024A	5.125	08/01/44	1,125,268
3,000,000		Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Ninety-Seventh Series 2016, (AMT)	5.000	11/15/32	3,053,812
2,580,000		Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2021B-2	0.000	06/01/66	241,233
10,385,000		Syracuse Industrial Development Authority, New York, PILOT Revenue Bonds, Carousel Center Project, Refunding Series 2016A, (AMT)	5.000	01/01/30	8,087,886
4,895,000		Syracuse Industrial Development Authority, New York, PILOT Revenue Bonds, Carousel Center Project, Refunding Series 2016A, (AMT)	5.000	01/01/31	3,775,402
3,230,000		Syracuse Industrial Development Authority, New York, PILOT Revenue Bonds, Carousel Center Project, Refunding Series 2016A, (AMT)	5.000	01/01/32	2,469,933
5,700,000		Syracuse Industrial Development Authority, New York, PILOT Revenue Bonds, Carousel Center Project, Refunding Series 2016A, (AMT)	5.000	01/01/33	4,332,458
2,000,000		Syracuse Industrial Development Authority, New York, PILOT Revenue Bonds, Carousel Center Project, Refunding Series 2016A, (AMT)	5.000	01/01/34	1,512,906
6,705,000		Syracuse Industrial Development Authority, New York, PILOT Revenue Bonds, Carousel Center Project, Refunding Series 2016A, (AMT)	5.000	01/01/35	5,052,442
2,100,000		Syracuse Industrial Development Authority, New York, PILOT Revenue Bonds, Carousel Center Project, Refunding Series 2016A, (AMT)	5.000	01/01/36	1,577,397
1,600,000	(e)	Westchester County Local Development Corporation, New York, Revenue Bond, Purchase Senior Learning Community, Inc. Project, Accd Inv Series 2021A	5.000	07/01/36	1,649,534
145,000		Westchester County Local Development Corporation, New York, Revenue Bonds, Kendal on Hudson Project, Refunding Series 2022B	5.000	01/01/27	147,877
480,000		Westchester County Local Development Corporation, New York, Revenue Bonds, Kendal on Hudson Project, Refunding Series 2022B	5.000	01/01/32	507,399
525,000		Westchester County Local Development Corporation, New York, Revenue Bonds, Kendal on Hudson Project, Refunding Series 2022B	5.000	01/01/37	549,052
500,000		Westchester County Local Development Corporation, New York, Revenue Bonds, Kendal on Hudson Project, Refunding Series 2022B	5.000	01/01/41	514,225

		TOTAL NEW YORK			222,908,648

		NORTH CAROLINA - 0.0%
1,700,000		North Carolina Department of Transportation, Private Activity Revenue Bonds, I-77 Hot Lanes Project, Series 2015, (AMT)	5.000	06/30/26	1,706,380
900,000		North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Lutheran Services for the Aging, Series 2021A	4.000	03/01/36	860,439

		TOTAL NORTH CAROLINA			2,566,819

194	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		NORTH DAKOTA - 0.1%
$6,110,000		Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series 2017C	5.000%	06/01/48	$5,931,281
1,100,000		Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series 2017C	5.000	06/01/53	1,045,348

		TOTAL NORTH DAKOTA			6,976,629

		OHIO - 3.4%
1,000,000		Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities Revenue Bonds, Summa Health System, Refunding & Improvement Series 2016	5.250	11/15/41	1,008,639
10,000,000		American Municipal Power Inc., Ohio, Combined Hydroelectric Projects Revenue Bonds, Green Series 2016A	5.000	02/15/46	10,073,256
8,915,000		Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Capital Appreciation Series 2020B-3 Class 2	0.000	06/01/57	888,143
10,500,000		Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2	5.000	06/01/55	9,268,376
750,000	(e)	Cleveland-Cuyahoga County Port Authority, Ohio, Lease Revenue Bonds, Constellation Schools Project, Refunding & improvement Series 2024A	5.250	01/01/34	749,848
885,000	(e)	Cleveland-Cuyahoga County Port Authority, Ohio, Lease Revenue Bonds, Constellation Schools Project, Refunding & improvement Series 2024A	5.375	01/01/39	864,541
7,250,000		County of Lucas, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 2018A	5.250	11/15/48	7,294,986
3,305,000		Cuyahoga County Ohio, Health Care and Independent Living Facilities, Revenue Refunding Bonds, Eliza Jennings Senior Care Network, Series 2022A	5.375	05/15/37	3,310,751
4,310,000		Cuyahoga County Ohio, Health Care and Independent Living Facilities, Revenue Refunding Bonds, Eliza Jennings Senior Care Network, Series 2022A	5.500	05/15/42	4,235,759
1,000,000		Cuyahoga County, Ohio, Hospital Revenue Bonds, MetroHealth System, Series 2017	5.000	02/15/37	1,002,944
8,440,000		Cuyahoga County, Ohio, Hospital Revenue Bonds, MetroHealth System, Series 2017	5.250	02/15/47	8,310,549
3,000,000		Deer Park Community City School District, Hamilton County, Ohio, General Obligation Bonds, School Improvement Series 2017A	5.250	12/01/53	3,011,292
1,000,000		Evans Farm New Communty Authority, Ohio, Community Development Charge Revenue Bonds, Evans Farm Mixed-Use Project, Series 2020	3.375	12/01/29	928,183
200,000		Franklin County, Ohio, Health Care Facilities Revenue Bonds, Friendship Village of Dublin, Ohio, Inc., Refunding &Improvement Series 2014	5.000	11/15/25	200,073
500,000		Franklin County, Ohio, Health Care Facilities Revenue Bonds, Friendship Village of Dublin, Ohio, Inc., Refunding &Improvement Series 2014	5.000	11/15/26	500,285
2,000,000		Greater Cincinnati Port Development Authority, Ohio, Tax Increment Revenue Bonds, RBM Phase 3 Garage Project Series 2024	5.000	12/01/44	1,977,437
18,425,000	(e)	Jefferson County Port Authority, Ohio, Economic Development Revenue Bonds, JSW Steel USA Ohio, Inc. Project, Series 2023, (AMT), (Mandatory Put 12/01/28)	5.000	12/01/53	18,700,843
455,000		Jeffrey Place New Community Authority, Ohio, Jeffrey Place Redevelopment Bonds, Series 2007A	5.000	12/01/32	438,393
5,000,000		Lancaster Port Authority, Ohio, Gas Supply Revenue Bonds, Series 2024A, (Mandatory Put 8/01/30)	5.000	02/01/55	5,273,327
645,000	(j)	Norwood, Ohio, Special Obligation Revenue Bonds, Rookwood Exchange Project, Refunding Series 2025	4.375	12/01/30	643,657
500,000	(j)	Norwood, Ohio, Special Obligation Revenue Bonds, Rookwood Exchange Project, Refunding Series 2025	5.000	12/01/35	512,687
725,000	(j)	Norwood, Ohio, Special Obligation Revenue Bonds, Rookwood Exchange Project, Refunding Series 2025	5.000	12/01/41	723,401

See Notes to Financial Statements	195

Portfolio of Investments March 31, 2025 (continued)

Short Duration High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		OHIO (continued)
$7,850,000	(e)	Ohio Air Quality Development Authority, Ohio, Exempt Facilities Revenue Bonds, AMG Vanadium Project, Series 2019, (AMT)	5.000%	07/01/49	$7,138,071
24,100,000		Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009D	3.375	08/01/29	23,619,921
17,370,000		Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2009A	4.750	06/01/33	18,069,160
2,000,000	(e)	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt Paper Ohio, LLC Project, Series 2017, (AMT)	4.250	01/15/38	1,949,245
1,305,000	(e)	Ohio Housing Finance Agency, Multifamily Housing Revenue Bonds, Sanctuary at Springboro Project, Series 20017	5.125	01/01/32	1,297,506
5,000,000	(e)	Ohio Housing Finance Agency, Multifamily Housing Revenue Bonds, Sanctuary at Springboro Project, Series 2017	5.450	01/01/38	4,936,938
730,000	(e)	Ohio Housing Finance Agency, Multifamily Housing Revenue Bonds, Silver Birch of Mansfield Project, Series 2024	6.000	01/01/45	721,970
35,080,000		Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2009A	4.750	06/01/33	36,467,365
490,000	(e)	Port of Greater Cincinnati Development Authority, Ohio, Public Improvement TOT Revenue Bonds, Series 2021	3.750	12/01/31	491,159
415,000		Southeastern Ohio Port Authority, Hosptial Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Improvement Series 2015	5.000	12/01/25	414,457
2,240,000		Tuscarawas County Economic Development and Finance Alliance, Ohio, Higher Education Facilities Revenue Bonds, Ashland University, Refunding & Improvement Series 2015	5.375	03/01/27	2,239,909
2,000,000		Tuscarawas County Economic Development and Finance Alliance, Ohio, Higher Education Facilities Revenue Bonds, Ashland University, Refunding & Improvement Series 2015	6.000	03/01/45	1,982,714
5,000,000		Washington County, Ohio, Hospital Facilities Revenue Bonds, Memorial Health System Obligated Group, Series 2022	6.375	12/01/37	5,359,521

		TOTAL OHIO			184,605,306

		OKLAHOMA - 0.1%
1,510,000		Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B	5.250	08/15/43	1,531,647
2,600,000		Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B	5.500	08/15/57	2,633,677
1,780,000		Tulsa County Industrial Authority, Oklahoma, Senior Living Community Revenue Bonds, Montereau, Inc Project, Refunding Series 2017	5.000	11/15/30	1,805,567
730,000		Tulsa County Industrial Authority, Oklahoma, Senior Living Community Revenue Bonds, Montereau, Inc Project, Refunding Series 2017	5.000	11/15/32	739,488

		TOTAL OKLAHOMA			6,710,379

		OREGON - 0.4%
860,000		Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds, Terwilliger Plaza-Parkview Project, Refunding Green Series 2021A	4.000	12/01/36	779,793
3,030,000	(e)	Oregon Facilities Authority Charter School Revenue Bonds, Oregon, Portland Village School Project, Series 2024	6.500	12/15/44	3,005,322
13,475,000		Oregon Facilities Authority, Revenue Bonds, Legacy Health Project, Series 2016A	5.000	06/01/46	13,510,486
740,000	(e)	Oregon Facilities Authority, Revenue Bonds, Metro East Web Academy Project, Series 2019A	3.750	06/15/29	707,845
385,000		Oregon Facilities Authority, Revenue Bonds, Redmond Proficiency Academy Project, Series 2016A	4.500	06/15/28	375,330
75,000		Oregon Housing and Community Services Department, Multifamily Housing Revenue Bonds, Series 2012B, (AMT)	3.700	07/01/32	72,534
1,000,000	(e)	Oregon State Facilities Authority, Oregon, Charter School Revenue Bonds, Academy for Character Education, Series 2022A	6.750	06/15/42	1,020,226
120,000		Polk County Hospital Facility Authority, Oregon, Revenue Bonds, Dallas Retirement Village Project, Series 2015A	5.000	07/01/25	120,079

196	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		OREGON (continued)
$405,000		Port of Saint Helens, Oregon, Pollution Control Revenue Bonds, Boise Cascade Project, Series 1997	5.650%	12/01/27	$405,466

		TOTAL OREGON			19,997,081

		PENNSYLVANIA - 3.1%
155,000	(e)	Allentown Commercial and Industrial Development Authority, Pennsylvania, Revenue Bonds, Arts Academy Charter Middle School Foundation Project, Taxable Series 2022B	5.000	06/15/26	153,853
1,150,000	(e)	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018	5.000	05/01/42	1,134,979
1,910,000	(e)	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2024	5.000	05/01/42	1,918,087
2,010,000	(e)	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, Neuweiler Lofts Project, Series 2023	6.250	05/01/42	1,983,901
505,000	(e)	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, Waterfront-30 E Allen Street Project, Senior Series 2024A	5.250	05/01/32	519,070
2,535,000		Berks County Industrial Development Authority, Pennsylvania, Healthcare Facilities Revenue Bonds, Highlands at Wyomissing, Series 2017C	5.000	05/15/47	2,484,364
2,387,000		Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower Health Project, Series 2024A-2	6.000	06/30/34	2,574,098
55,151,000		Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower Health Project, Series 2024A-3	5.000	06/30/39	53,452,735
5,051,000	(k)	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower Health Project, Series 2024B-1	0.000	06/30/44	3,730,345
5,011,000		Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower Health Project, Taxable Series 2024A-1	8.000	06/30/34	5,129,434
7,500,000	(k)	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower Health Project, Taxable Series 2024B-2	0.000	06/30/44	4,290,766
295,000		Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds, Simpson Senior Services Project, Series 2015A	5.000	12/01/30	273,286
615,000		Chester County Industrial Development Authority, Pennsylvania, Avon Grove Charter School Revenue Bonds, Series 2017A	4.000	12/15/27	615,558
105,000	(e)	Chester County Industrial Development Authority, Pennsylvania, Special Obligation Bonds, Woodlands at Greystone Project, Series 2018	4.375	03/01/28	104,605
1,000,000		Clarion County Industrial Development Authority, Pennsylvania, Revenue Bonds, Clarion University Foundation Inc. Student Housing Project at Clarion University, Series 2014A	5.000	07/01/34	1,002,382
2,000,000	(e)	Dauphin County General Authority, Pennsylvania, Revenue Bonds, Harrisburg University of Science & Technology Project, Series 2017	5.125	10/15/41	1,461,465
5,000,000	(e)	Dauphin County General Authority, Pennsylvania, Revenue Bonds, Harrisburg University of Science & Technology Project, Series 2020	6.250	10/15/53	3,779,553
280,000		Delaware County Authority, Pennsylvania, Revenue Bonds, Elwyn, Inc. Project, Series 2017	5.000	06/01/27	279,821
2,000,000		Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Masonic Villages Project, Series 2015	5.000	11/01/35	1,959,763
1,455,000		Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, United Zion Retirement Community, Series 2017A	4.500	12/01/29	1,412,383
500,000		Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, United Zion Retirement Community, Series 2017A	5.000	12/01/32	484,171
575,000		Lehigh County Industrial Development Authority, Pennsylvania, Charter School Revenue Bonds, Seven Generations Charter School, Series 2021A	4.000	05/01/31	551,969
1,000,000		McCandless IDA, Pennsylvania, University Revenue Bonds Series A and B of 2022 La Roche University	6.750	12/01/46	933,456

See Notes to Financial Statements	197

Portfolio of Investments March 31, 2025 (continued)

Short Duration High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		PENNSYLVANIA (continued)
$15,000,000		Montgomery County Industrial Development Authority, Pennsylvania, Revenue Bonds, ACTS Retirement-Life Communities, Inc. Obligated Group, Series 2025A	5.000%	11/15/42	$15,568,729
1,000,000		Montgomery County Industrial Development Authority, Pennsylvania, Revenue Bonds, Whitemarsh Continuing Care Retirement Community Project, Series 2015	5.000	01/01/30	1,000,030
1,000,000		Montgomery County Redevelopment Authority, Pennsylvania, Special Obligation Revenue Bonds, River Pointe Project Series 2023	6.500	09/01/43	1,009,061
5,160,000	(a),(e),(h)	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2020A-1	10.000	12/01/40	516
5,160,000	(a),(e),(h)	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2020A-2, (AMT)	10.000	12/01/40	516
6,055,000	(a),(h)	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2021A	10.000	12/01/31	606
5,000,000		Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, National Gypsum Company, Refunding Series 2014, (AMT)	5.500	11/01/44	5,017,208
1,300,000		Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, PPL Energy Supply, LLC Project, Refunding Series 2009B, (Mandatory Put 6/01/27)	5.250	12/01/38	1,309,986
500,000		Pennsylvania Economic Development Financing Authority, Pennsylvania, Private Activity Revenue Bonds, The PennDOT Major Bridges Package One Project, Series 2022, (AMT)	5.500	06/30/39	534,017
7,630,000		Pennsylvania Economic Development Financing Authority, Private Activity Revenue Bonds, Pennsylvania Rapid Bridge Replacement Project, Series 2015, (AMT)	5.000	12/31/34	7,702,485
7,080,000		Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Drexel University, Refunding Series 2017	5.000	05/01/41	7,097,185
2,690,000		Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of the Sciences in Philadelphia, Series 2015A	5.000	11/01/29	2,712,533
8,380,000		Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Social Series 2024-147A	4.500	10/01/44	8,250,038
3,755,000		Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2015A-1	5.250	12/01/45	3,771,248
5,000,000		Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2017B-1	5.000	06/01/42	5,070,984
200,000		Philadelphia Authority for Industrial Development Senior Living Facilities, Philadelphia, Pennsylvania, Revenue Bonds, Wesley Enhanced Living Obligated Group, Series 2017A	5.000	07/01/31	201,558
500,000		Philadelphia Authority for Industrial Development Senior Living Facilities, Philadelphia, Pennsylvania, Revenue Bonds, Wesley Enhanced Living Obligated Group, Series 2017A	5.000	07/01/32	503,286
1,585,000		Philadelphia Authority for Industrial Development Senior Living Facilities, Philadelphia, Pennsylvania, Revenue Bonds, Wesley Enhanced Living Obligated Group, Series 2017A	5.000	07/01/37	1,586,975
1,500,000		Philadelphia Authority for Industrial Development Senior Living Facilities, Philadelphia, Pennsylvania, Revenue Bonds, Wesley Enhanced Living Obligated Group, Series 2017A	5.000	07/01/42	1,456,725
7,000,000		Philadelphia Authority for Industrial Development Senior Living Facilities, Philadelphia, Pennsylvania, Revenue Bonds, Wesley Enhanced Living Obligated Group, Taxable Series 2017B	6.250	07/01/31	6,646,284
320,000		Philadelphia Authority for Industrial Development, Pennsylvania, Charter School Revenue Bonds, Mast Community Charter School II Project, Series 2020A	5.000	08/01/30	327,894
590,000		Philadelphia Authority for Industrial Development, Pennsylvania, Charter School Revenue Bonds, Philadelphia Electrical & Technology Charter School, Series 2021A	4.000	06/01/31	578,224
875,000		Quakertown General Authority Health Facilities Revenue USDA Loan Anticipation Notes and Revenue Bonds for LifeQuest Obligated Group, Pennsylvania, Series 2017C	5.300	07/01/42	782,334

198	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		PENNSYLVANIA (continued)
$5,000,000		Scranton-Lackawanna Health and Welfare Authority, Pennsylvania, University Revenue Bonds, Marywood University, Series 2016	5.000%	06/01/36	$4,620,701

		TOTAL PENNSYLVANIA			165,979,167

		PUERTO RICO - 3.5%
200,000	(e)	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2020A	5.000	07/01/35	205,492
275,000	(e)	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2021A	5.000	07/01/33	284,980
500,000	(e)	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2021A	5.000	07/01/37	513,532
334,000	(e)	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2021B	5.000	07/01/37	343,039
11,790,000	(h)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Federally Taxable Build America Bonds, Series 2010YY	6.125	07/01/40	4,971,853
1,100,000	(h)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding National Series 2007VV	5.500	01/01/26	445,782
2,000	(h)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding Series 2010DDD	3.957	01/01/26	970
6,015,000	(h)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding Series 2010DDD	5.000	01/01/26	2,843,488
1,000,000	(h)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding Series 2010DDD	5.000	01/01/26	422,000
3,000	(h)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding Series 2012A	3.957	07/01/42	1,463
470,000	(h)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2003NN	5.500	01/01/26	191,957
200,000	(h)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007TT	5.000	01/01/26	82,174
1,140,000	(h)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007TT	5.000	01/01/26	481,079
6,205,000	(h)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007TT	5.000	01/01/26	2,565,214
450,000	(h)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007TT	5.000	01/01/26	184,891
2,000	(h)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007TT	5.000	07/01/32	975
2,140,000	(h)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010AAA	5.250	07/01/27	884,722
9,660,000	(h)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010AAA	5.250	07/01/28	4,058,546
4,000	(h)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010AAA	5.250	07/01/28	1,950
7,020,000	(h)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010AAA	5.250	07/01/29	2,952,090
50,000	(h)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010CCC	5.000	01/01/26	21,213
1,995,000	(h)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010CCC	5.250	07/01/27	812,505
110,000	(h)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010XX	5.250	07/01/27	48,517
350,000	(h)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010ZZ	5.000	07/01/24	143,804
1,260,000	(h)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010ZZ	5.250	07/01/24	509,134
1,000,000	(h)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010ZZ	5.250	07/01/25	410,127
1,145,000	(h)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010ZZ	5.250	01/01/26	464,552
18,275,000	(h)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010ZZ	5.250	01/01/26	7,498,216
1,090,000	(h)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010ZZ	5.000	07/01/28	451,108

See Notes to Financial Statements	199

Portfolio of Investments March 31, 2025 (continued)

Short Duration High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		PUERTO RICO (continued)
$45,000	(h)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2013A	5.050%	01/01/26	$19,177
8,375,000	(h)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2013A	4.800	07/01/29	4,082,812
3,000,000	(h)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2013A	5.000	07/01/29	1,250,553
500,000	(h)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2016D-4-RSA-1	7.500	01/01/26	187,528
2,000	(h)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series WW	5.375	01/01/26	970
6,135,000	(h)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Taxable Series 2010BBB	5.400	07/01/28	2,568,124
635,000	(h)	Puerto Rico Electric Power Authority, Revenue Bonds, Refunding Series 2005SS	4.625	07/01/30	265,876
2,255,000	(h)	Puerto Rico Electric Power Authority, Revenue Bonds, Series 2007TT	5.000	07/01/24	930,343
35,000	(h)	Puerto Rico Electric Power Authority, Revenue Bonds, Series 2007TT	5.000	07/01/25	14,937
115,000	(h)	Puerto Rico Electric Power Authority, Revenue Bonds, Series 2007TT	5.000	07/01/27	47,549
1,240,000	(h)	Puerto Rico Electric Power Authority, Revenue Bonds, Series 2007TT	5.000	07/01/32	512,776
2,310,000	(h)	Puerto Rico Electric Power Authority, Revenue Bonds, Series 2007TT	5.000	07/01/37	957,886
20,000	(h)	Puerto Rico Electric Power Authority, Revenue Bonds, Series 2008WW	5.250	07/01/25	8,474
5,595,000	(h)	Puerto Rico Electric Power Authority, Revenue Bonds, Series 2008WW	5.375	01/01/26	2,329,794
2,850,000	(h)	Puerto Rico Electric Power Authority, Revenue Bonds, Series 2008WW	5.375	01/01/26	1,186,829
280,000	(h)	Puerto Rico Electric Power Authority, Revenue Bonds, Series 2008WW	5.500	01/01/26	114,357
130,000	(h)	Puerto Rico Electric Power Authority, Revenue Bonds, Series 2008WW	5.000	07/01/28	55,478
1,060,000	(h)	Puerto Rico Electric Power Authority, Revenue Bonds, Series 2008WW	5.250	07/01/33	435,370
3,990,000	(h)	Puerto Rico Electric Power Authority, Revenue Bonds, Series 2008WW	5.500	07/01/38	1,630,945
2,000,000	(h)	Puerto Rico Electric Power Authority, Revenue Bonds, Series 2010AAA	5.250	07/01/25	814,018
975,000	(h)	Puerto Rico Electric Power Authority, Revenue Bonds, Series 2010AAA	5.250	01/01/26	397,385
2,100,000	(h)	Puerto Rico Electric Power Authority, Revenue Bonds, Series 2010CCC	5.000	07/01/24	863,754
400,000	(h)	Puerto Rico Electric Power Authority, Revenue Bonds, Series 2010CCC	4.625	07/01/25	166,846
50,000	(h)	Puerto Rico Electric Power Authority, Revenue Bonds, Series 2010CCC	5.000	07/01/25	20,909
490,000	(h)	Puerto Rico Electric Power Authority, Revenue Bonds, Series 2010CCC	5.000	07/01/28	202,551
695,000	(h)	Puerto Rico Electric Power Authority, Revenue Bonds, Series 2010XX	4.625	07/01/25	290,605
4,320,000	(h)	Puerto Rico Electric Power Authority, Revenue Bonds, Series 2010ZZ	5.250	01/01/26	1,809,429
730,000	(h)	Puerto Rico Electric Power Authority, Revenue Bonds, Series 2013A	7.000	07/01/33	284,774
3,415,000	(h)	Puerto Rico Electric Power Authority, Revenue Bonds, Series 2013A	6.750	07/01/36	1,339,555
6,875,000	(h)	Puerto Rico Electric Power Authority, Revenue Bonds, Series 2013A	5.000	07/01/42	2,919,549
745,000	(h)	Puerto Rico Electric Power Authority, Revenue Bonds, Series 2013A	7.000	07/01/43	290,626

200	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		PUERTO RICO (continued)
$2,460,000	(h)	Puerto Rico Electric Power Authority, Revenue Bonds, Taxable Series 2010EEE	5.950%	07/01/30	$1,199,250
3,220,000	(h)	Puerto Rico Electric Power Authority, Revenue Bonds, Taxable Series 2010EEE	6.250	07/01/40	1,549,859
3,975,477		Puerto Rico Highway and Transportation Authority Highway Revenue Bonds Series 2022	5.250	07/01/38	3,976,455
18,537,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	0.000	07/01/27	17,006,678
5,175,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	4.550	07/01/40	5,127,835
1,437,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	0.000	07/01/46	471,457
3,419,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	4.750	07/01/53	3,292,196
1,050,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured Cofina Project Series 2019A-2A	4.550	07/01/40	1,040,430
1,367,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured Series 2019A-2B	4.550	07/01/40	1,354,541
30,488,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2	4.329	07/01/40	29,739,800
14,648,515		Puerto Rico, General Obligation Bonds, Clawback Highway Transportation Authority Claims Taxable Series 2022	0.000	11/01/51	9,118,701
20,036,232		Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1	5.625	07/01/27	20,752,247
1,362,349		Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1	5.625	07/01/29	1,460,151
28,136,460		Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1	0.000	07/01/33	19,313,741
3,600,860		Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1	4.000	07/01/33	3,528,816
91,769		Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1	4.000	07/01/35	87,760
438,808		Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1	4.000	07/01/37	415,235
635,897		Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1	4.000	07/01/41	582,243
14,362,108		Puerto Rico, General Obligation Bonds, Vintage CW NT Claims Taxable Series 2022	0.000	11/01/43	9,012,223
275,000		University of Puerto Rico, University System Revenue Bonds, Refunding Series 2006P	5.000	06/01/30	266,515

		TOTAL PUERTO RICO			187,091,285

		RHODE ISLAND - 0.1%
8,010,000		Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds, Care New England Issue, Refunding Series 2016B	5.000	09/01/31	8,035,015

		TOTAL RHODE ISLAND			8,035,015

		SOUTH CAROLINA - 0.2%
1,000,000	(e)	Richland County, South Carolina, Special Assessment Revenue Bonds, Village at Sandhill Improvement District, Refunding Series 2021	3.625	11/01/31	875,675
1,270,000	(e)	Richland County, South Carolina, Special Assessment Revenue Bonds, Village at Sandhill Improvement District, Refunding Series 2021	3.750	11/01/36	1,021,900
3,505,000	(e)	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Hilton Head Christian Academy, Series 2020	5.000	01/01/40	3,255,100
100,000	(e)	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Palmetto Scholars Academy Project, Series 2015A	4.500	08/15/25	99,726
500,000	(e)	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Palmetto Scholars Academy Project, Series 2015A	5.125	08/15/35	479,667

See Notes to Financial Statements	201

Portfolio of Investments March 31, 2025 (continued)

Short Duration High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SOUTH CAROLINA (continued)
$1,100,000	(e)	South Carolina Jobs-Economic Development Authority, Educational Facilities Revenue Bonds, High Point Academy Project, Series 2018A	5.000%	06/15/29	$1,069,689
200,000	(e)	South Carolina Jobs-Economic Development Authority, Educational Facilities Revenue Bonds, Virtus Academy Project, Series 2021A	4.000	06/15/31	183,948
920,000	(e)	South Carolina Jobs-Economic Development Authority, Educational Facilities Revenue Bonds, Virtus Academy Project, Series 2021A	5.000	06/15/41	798,146
325,000	(e)	South Carolina Jobs-Economic Development Authority, Educational Facilities Revenue Bonds, Virtus Academy Project, Series 2023A	6.125	06/15/33	333,872
940,000	(e)	South Carolina Jobs-Economic Development Authority, Educational Facilities Revenue Bonds, Virtus Academy Project, Series 2023A	6.750	06/15/43	957,207
750,000		South Carolina Jobs-Economic Development Authority, Healthcare Revenue Bonds, Beaufort Memorial Hospital & South of Broad Healthcare Project, Series 2024	5.250	11/15/39	781,300
125,000		South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2016A	5.000	12/01/28	127,371

		TOTAL SOUTH CAROLINA			9,983,601

		SOUTH DAKOTA - 0.1%
2,930,000		South Dakota Health and Educational Facilities Authority, Revenue Bonds, Avera Health, Refunding Series 2017	5.000	07/01/46	2,933,075

		TOTAL SOUTH DAKOTA			2,933,075

		TENNESSEE - 0.9%
3,135,000	(e)	Bristol Industrial Development Board, Tennessee, State Sales Tax Revenue Bonds, Pinnacle Project, Capital Appreciation Series 2016B	0.000	12/01/25	3,036,589
3,245,000	(e)	Bristol Industrial Development Board, Tennessee, State Sales Tax Revenue Bonds, Pinnacle Project, Capital Appreciation Series 2016B	0.000	12/01/26	2,989,182
8,810,000	(e)	Bristol Industrial Development Board, Tennessee, State Sales Tax Revenue Bonds, Pinnacle Project, Capital Appreciation Series 2016B	0.000	12/01/31	6,139,085
1,850,000	(e)	Bristol Industrial Development Board, Tennessee, State Sales Tax Revenue Bonds, Pinnacle Project, Series 2016A	5.000	12/01/35	1,781,740
1,000,000	(e)	Bristol Industrial Development Board, Tennessee, State Sales Tax Revenue Bonds, Pinnacle Project, Series 2016A	5.125	12/01/42	950,298
850,000		Bristol Industrial Development Board, Tennessee, Tax Increment Revenue Bonds, Pinnacle Project, Series 2016	5.000	06/01/27	826,955
5,000,000	(e)	Kingsport Industrial Development Board, Tennessee, Exempt Facility Revenue Bonds, Domtar Project, Series 2024, (AMT), (Mandatory Put 11/15/29)	5.250	12/01/54	5,033,919
1,190,000		Knox County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc., Series 2017	5.000	04/01/36	1,194,910
535,000	(h)	Memphis/Shelby County Economic Development Growth Engine Industrial Development Board, Tennessee, Tax Increment Revenue Bonds, Graceland Project, Senior Series 2017A	4.750	07/01/27	483,189
11,775,000		Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2016A	5.000	07/01/40	11,821,741
4,225,000		Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue Bonds, Improvement Series 2015B, (AMT)	5.000	07/01/40	4,228,487
3,500,000		Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue Bonds, Improvement Series 2015B, (AMT)	5.000	07/01/43	3,500,924
500,000	(e)	Shelby County Health, Educational, Housing, and Facility Board, Tennessee, Student Housing Revenue Bonds, Madrone Memphis Student Housing, I LLC - University of Memphis Project Series 2024A-1	5.000	06/01/44	496,737
4,000,000		Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series 2024A, (Mandatory Put 12/01/29)	5.000	10/01/54	4,191,641

202	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TENNESSEE (continued)
$2,000,000		The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B	5.625%	09/01/26	$2,053,452

		TOTAL TENNESSEE			48,728,849

		TEXAS - 11.2%
595,000	(e)	Anna, Texas, Special Assessment Revenue Bonds, Hurricane Creek Public Improvement District Area 1 Project, Series 2019	5.750	09/01/29	605,557
250,000	(e)	Anna, Texas, Special Assessment Revenue Bonds, Hurricane Creek Public Improvement District Area 2 Project, Series 2022	5.000	09/01/28	251,165
1,000,000	(e)	Anna, Texas, Special Assessment Revenue Bonds, Hurricane Creek Public Improvement District Area 2 Project, Series 2022	5.750	09/01/42	1,033,677
360,000	(e)	Anna, Texas, Special Assessment Revenue Bonds, Hurricane Creek Public Improvement District Major Improvement Area Project, Series 2019	6.000	09/01/29	368,608
405,000	(e)	Anna, Texas, Special Assessment Revenue Bonds, Meadow Vista Public Improvement District Area 1 Project, Series 2024	4.875	09/15/31	405,299
850,000	(e)	Anna, Texas, Special Assessment Revenue Bonds, Meadow Vista Public Improvement District Area 1 Project, Series 2024	5.500	09/15/44	847,032
193,000	(e)	Anna, Texas, Special Assessment Revenue Bonds, Sherley Tract Public Improvement District 2 Area 1 Project, Series 2021	3.250	09/15/26	189,149
500,000	(e)	Anna, Texas, Special Assessment Revenue Bonds, Sherley Tract Public Improvement District 2 Area 1 Project, Series 2021	3.750	09/15/31	459,275
250,000	(e)	Anna, Texas, Special Assessment Revenue Bonds, Sherley Tract Public Improvement District 2 Area 1 Project, Series 2021	4.000	09/15/41	214,113
373,000		Anna, Texas, Special Assessment Revenue Bonds, The Woods and Lindsey Place Public Improvement District Area 1 Project, Series 2023	4.875	09/15/30	377,029
900,000		Anna, Texas, Special Assessment Revenue Bonds, The Woods and Lindsey Place Public Improvement District Area 1 Project, Series 2023	5.625	09/15/43	918,708
195,000		Argyle, Texas, Special Assessment Revenue Bonds, Highlands of Argyle Public Improvement District 1 Project, Series 2017	4.250	09/01/27	195,475
830,000	(e)	Argyle, Texas, Special Assessment Revenue Bonds, Waterbrook of Argyle Public Improvement District Project, Series 2018	4.625	09/01/28	835,365
2,000,000		Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Great Hearts America - Texas, Series 2024A	4.250	08/15/34	1,946,562
1,250,000		Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Great Hearts America - Texas, Series 2024A	4.500	08/15/39	1,198,489
1,300,000		Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Great Hearts America - Texas, Series 2024A	4.750	08/15/44	1,216,452
1,230,000		Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Legacy Traditional Schools - Texas Project, Refunding Series 2021A	4.000	02/15/31	1,141,495
2,610,000		Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Legacy Traditional Schools - Texas Project, Refunding Series 2021A	4.125	02/15/41	2,107,519
630,000	(e)	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Legacy Traditional Schools - Texas Project, Refunding Series 2022A	5.000	02/15/32	614,415
1,500,000	(e)	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Legacy Traditional Schools - Texas Project, Refunding Series 2022A	6.000	02/15/42	1,493,779
1,245,000	(e)	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Magellan International School, Series 2022	5.500	06/01/32	1,285,423
5,085,000	(e)	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Magellan International School, Series 2022	6.000	06/01/42	5,197,105
490,000		Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, UME Preparatory Academy, Taxable Series 2017A	4.550	08/15/28	487,496

See Notes to Financial Statements	203

Portfolio of Investments March 31, 2025 (continued)

Short Duration High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TEXAS (continued)
$400,000	(e)	Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Duck Point Public Improvement District, Series 2025	4.375%	12/31/30	$394,592
550,000	(e)	Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Duck Point Public Improvement District, Series 2025	4.625	12/31/35	538,347
685,000	(e)	Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Duck Point Public Improvement District, Series 2025	5.375	12/31/45	661,765
226,000	(e)	Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Jackson Ridge Public Improvement District Phases 3A Project, Series 2021	2.500	09/01/26	219,437
622,000	(e)	Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Jackson Ridge Public Improvement District Phases 3A Project, Series 2021	3.000	09/01/31	565,588
490,000	(e)	Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Winn Ridge South Public Improvement District Project, Series 2017	5.500	09/01/27	499,045
165,000		Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Refunding First Tier Series 2017A	5.000	01/01/30	165,227
1,800,000		Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Refunding First Tier Series 2017A	5.000	01/01/31	1,800,924
1,700,000		Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Refunding First Tier Series 2017A	5.000	01/01/32	1,697,404
985,000		Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Refunding First Tier Series 2017A	5.000	01/01/33	978,826
580,000		Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Refunding First Tier Series 2017A	5.000	01/01/34	573,016
1,680,000		Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Refunding Second Tier Series 2017B	5.000	01/01/27	1,683,114
990,000		Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Refunding Second Tier Series 2017B	5.000	01/01/28	991,298
1,445,000		Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Refunding Second Tier Series 2017B	5.000	01/01/29	1,445,437
880,000		Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Refunding Second Tier Series 2017B	5.000	01/01/30	878,735
1,985,000		Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Refunding Second Tier Series 2017B	5.000	01/01/32	1,968,538
1,525,000		Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Refunding Second Tier Series 2017B	5.000	01/01/34	1,491,952
4,500,000		Austin, Texas, Airport System Revenue Bonds, Series 2017B, (AMT)	5.000	11/15/46	4,502,841
325,000	(e)	Austin, Travis, Williamson and Hays Counties, Texas, Special Assessment Revenue Bonds, Whisper Valley Public Improvement District Improvement Area 1, Series 2019	4.000	11/01/29	319,056
800,000	(e)	Austin, Travis, Williamson and Hays Counties, Texas, Special Assessment Revenue Bonds, Whisper Valley Public Improvement District Improvement Area 2, Series 2022	5.375	11/01/42	805,322
250,000	(e)	Bastrop County, Texas, Special Assessment Revenue Bonds, Double Eagle Ranch Public Improvement District Improvement Area 2 Project Series 2024	4.500	09/01/31	248,745
610,000	(e)	Bastrop County, Texas, Special Assessment Revenue Bonds, Double Eagle Ranch Public Improvement District Improvement Area 2 Project Series 2024	5.250	09/01/44	592,837
500,000	(e),(j)	Bastrop, Texas, Special Assessment Revenue Bonds, Valverde Public Improvement District Improvement Area 1, Series 2025	4.250	09/01/30	499,717
630,000	(e),(j)	Bastrop, Texas, Special Assessment Revenue Bonds, Valverde Public Improvement District Improvement Area 1, Series 2025	4.625	09/01/35	631,434
625,000	(e),(j)	Bastrop, Texas, Special Assessment Revenue Bonds, Valverde Public Improvement District Improvement Area 1, Series 2025	5.375	09/01/45	624,678
900,000		Baytown Municipal Development District, Texas, Hotel Revenue Bonds, Baytown Convention Center Hotel, First-Lien Series 2021A	2.500	10/01/31	770,703
194,000	(e)	Bee Cave, Travis County, Texas, Special Assessment Revenue Bonds, Backyard Public Improvement District Project, Series 2021	4.125	09/01/26	192,508
565,000	(e)	Bee Cave, Travis County, Texas, Special Assessment Revenue Bonds, Backyard Public Improvement District Project, Series 2021	4.750	09/01/31	544,670

204	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TEXAS (continued)
$1,645,000	(e)	Bee Cave, Travis County, Texas, Special Assessment Revenue Bonds, Backyard Public Improvement District Project, Series 2021	5.000%	09/01/41	$1,533,835
322,000	(e)	Boyd Public Improvement District 1, Texas, Special Assessment Revenue Bonds, Improvement Area 1 Project Series 2024	4.250	09/15/30	323,141
1,010,000	(e)	Boyd Public Improvement District 1, Texas, Special Assessment Revenue Bonds, Improvement Area 1 Project Series 2024	5.125	09/15/43	1,005,708
835,000	(e)	Buda, Texas, Special Assessment Revenue Bonds, Persimmon Public improvement District Improvement Area 1 Project, Series 2025	5.875	09/01/45	822,888
1,000,000	(e)	Buda, Texas, Special Assessment Revenue Bonds, Persimmon Public improvement District Major Improvement Area Project, Series 2025	5.750	09/01/33	991,818
2,200,000	(e)	Buda, Texas, Special Assessment Revenue Bonds, Persimmon Public improvement District Major Improvement Area Project, Series 2025	6.625	09/01/45	2,169,921
130,000		Caddo Mills Municipal Management District No. 1, Texas, General Obligation Bonds, Tax Road Series 2021	2.000	09/01/27	121,791
135,000		Caddo Mills Municipal Management District No. 1, Texas, General Obligation Bonds, Tax Road Series 2021	2.000	09/01/28	123,241
140,000		Caddo Mills Municipal Management District No. 1, Texas, General Obligation Bonds, Tax Road Series 2021	2.125	09/01/29	125,226
145,000		Caddo Mills Municipal Management District No. 1, Texas, General Obligation Bonds, Tax Road Series 2021	2.250	09/01/30	127,538
150,000		Caddo Mills Municipal Management District No. 1, Texas, General Obligation Bonds, Tax Road Series 2021	2.250	09/01/31	128,870
315,000		Caddo Mills Municipal Management District No. 1, Texas, General Obligation Bonds, Tax Road Series 2021	2.250	09/01/33	257,246
335,000		Caddo Mills Municipal Management District No. 1, Texas, General Obligation Bonds, Tax Road Series 2021	2.500	09/01/35	267,452
540,000		Caddo Mills Municipal Management District No. 1, Texas, General Obligation Bonds, Tax Road Series 2021	2.500	09/01/38	402,426
595,000		Caddo Mills Municipal Management District No. 1, Texas, General Obligation Bonds, Tax Road Series 2021	2.750	09/01/41	427,191
870,000	(e)	Celina, Texas, Special Assessment Revenue Bonds, Cambridge Crossing Public Improvement District Phase 1 Project, Series 2018	4.625	09/01/28	873,676
1,145,000	(e)	Celina, Texas, Special Assessment Revenue Bonds, Cambridge Crossing Public Improvement District Phases 2-7 Major Improvement Project, Series 2018	5.000	09/01/28	1,157,881
194,000	(e)	Celina, Texas, Special Assessment Revenue Bonds, Celina Hills Public Improvement District Project, Series 2022	4.375	09/01/27	192,861
430,000	(e)	Celina, Texas, Special Assessment Revenue Bonds, Celina Hills Public Improvement District Project, Series 2022	4.625	09/01/32	421,931
205,000	(e)	Celina, Texas, Special Assessment Revenue Bonds, Celina Sutton Fields II Public Improvement District Neighborhood Improvement Areas 2-3 Project, Series 2019	4.125	09/01/39	182,359
95,000	(e)	Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy Public Improvement District Phase 2 Project, Series 2018	5.125	09/01/28	96,266
600,000	(e)	Celina, Texas, Special Assessment Revenue Bonds, Cross Creek Meadows Public Improvement District, Improvement Area 1 District Series 2023	4.500	09/01/30	601,156
1,630,000	(e)	Celina, Texas, Special Assessment Revenue Bonds, Cross Creek Meadows Public Improvement District, Improvement Area 1 District Series 2023	5.375	09/01/43	1,627,422
100,000	(e)	Celina, Texas, Special Assessment Revenue Bonds, Edgewood Creek Public Improvement District Phase 1 Project, Series 2021	3.250	09/01/26	98,340
200,000	(e)	Celina, Texas, Special Assessment Revenue Bonds, Edgewood Creek Public Improvement District Phase 1 Project, Series 2021	3.750	09/01/31	186,617
200,000	(e)	Celina, Texas, Special Assessment Revenue Bonds, Edgewood Creek Public Improvement District Phase 2-3 Major Improvement Project, Series 2021	4.750	09/01/31	195,447
50,000	(e)	Celina, Texas, Special Assessment Revenue Bonds, Edgewood Creek Public Improvement District Phase 2-3 Major Improvement Project, Series 2021	5.250	09/01/41	50,144

See Notes to Financial Statements	205

Portfolio of Investments March 31, 2025 (continued)

Short Duration High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TEXAS (continued)
$140,000		Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public Improvement District Phase 1 Project, Series 2016	4.200%	09/01/27	$139,541
170,000	(e)	Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public Improvement District Phase 1B, Series 2018	4.750	09/01/28	171,113
300,000		Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public Improvement District Project, Series 2018	5.000	09/01/28	303,380
175,000	(e)	Celina, Texas, Special Assessment Revenue Bonds, Hillside Village Public Improvement District Project, Series 2022	2.750	09/01/27	167,351
350,000	(e)	Celina, Texas, Special Assessment Revenue Bonds, Hillside Village Public Improvement District Project, Series 2022	3.125	09/01/32	298,966
875,000	(e)	Celina, Texas, Special Assessment Revenue Bonds, Hillside Village Public Improvement District Project, Series 2022	3.375	09/01/42	660,483
350,000	(e)	Celina, Texas, Special Assessment Revenue Bonds, Lakes at Mustang Ranch Public Improvement District Phase 8-9 Project, Series 2025	4.625	09/01/32	350,210
450,000	(e)	Celina, Texas, Special Assessment Revenue Bonds, Lakes at Mustang Ranch Public Improvement District Phase 8-9 Project, Series 2025	5.500	09/01/45	449,504
750,000	(e)	Celina, Texas, Special Assessment Revenue Bonds, Mosaic Public Improvement District Improvement Area 2 Project Series 2024	4.500	09/01/31	743,769
340,000	(e)	Celina, Texas, Special Assessment Revenue Bonds, Mosaic Public Improvement District Phase 1 Project, Series 2023	4.375	09/01/30	339,080
1,225,000	(e)	Celina, Texas, Special Assessment Revenue Bonds, Mosaic Public Improvement District Phase 1 Project, Series 2023	5.125	09/01/43	1,187,578
200,000	(e)	Celina, Texas, Special Assessment Revenue Bonds, Mosaic Public Improvement District Phase 1B Project, Series 2024	4.375	09/01/31	199,378
300,000		Celina, Texas, Special Assessment Revenue Bonds, North Sky Public Improvement District Improvement Area 1B Project, Series 2024	4.250	09/01/31	296,004
650,000		Celina, Texas, Special Assessment Revenue Bonds, North Sky Public Improvement District Improvement Area 1B Project, Series 2024	5.000	09/01/44	614,677
930,000		Celina, Texas, Special Assessment Revenue Bonds, Ownsby Farms Public Improvement District Phase 1 Project, Series 2017	5.750	09/01/32	945,235
353,000	(e)	Celina, Texas, Special Assessment Revenue Bonds, Ownsby Farms Public Improvement District Phase 2 Direct Improvement Project, Series 2022	4.000	09/01/32	331,972
390,000		Celina, Texas, Special Assessment Revenue Bonds, Ownsby Farms Public Improvement District Phase 2 Major Improvement Project, Series 2017	6.125	09/01/32	396,750
450,000	(e)	Celina, Texas, Special Assessment Revenue Bonds, Parvin Public Improvement District Project, Series 2023	5.750	09/01/30	469,141
1,700,000	(e)	Celina, Texas, Special Assessment Revenue Bonds, Parvin Public Improvement District Project, Series 2023	6.500	09/01/43	1,700,072
166,000	(e)	Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields East Public Improvement District Phase 1 Project, Series 2022	3.250	09/01/27	160,436
350,000	(e)	Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields East Public Improvement District Phase 1 Project, Series 2022	3.625	09/01/32	312,243
300,000	(e),(j)	Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields East Public Improvement District Phase 2 Project, Series 2025	4.350	09/01/30	298,119
400,000	(e),(j)	Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields East Public Improvement District Phase 2 Project, Series 2025	4.600	09/01/35	395,385
600,000	(e),(j)	Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields East Public Improvement District Phase 2 Project, Series 2025	5.375	09/01/45	590,213
150,000	(e)	Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public Improvement District Neighborhood Improvement Area 5 Project, Series 2022	2.875	09/01/27	143,867
250,000	(e)	Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public Improvement District Neighborhood Improvement Area 5 Project, Series 2022	3.250	09/01/32	221,165
1,175,000	(e)	Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public Improvement District Neighborhood Improvement Area 5 Project, Series 2022	3.500	09/01/42	937,954

206	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TEXAS (continued)
$150,000	(e)	Celina, Texas, Special Assessment Revenue Bonds, The Parks at Wilson Creek Public Improvement District Initial Major Improvement Project, Series 2021	3.500%	09/01/26	$148,181
500,000	(e)	Celina, Texas, Special Assessment Revenue Bonds, The Parks at Wilson Creek Public Improvement District Initial Major Improvement Project, Series 2021	4.000	09/01/31	478,101
125,000	(e)	Celina, Texas, Special Assessment Revenue Bonds, The Parks at Wilson Creek Public Improvement District Phase 1 Project, Series 2021	2.750	09/01/26	122,077
400,000	(e)	Celina, Texas, Special Assessment Revenue Bonds, The Parks at Wilson Creek Public Improvement District Phase 1 Project, Series 2021	3.250	09/01/31	367,124
105,000	(e)	Celina, Texas, Special Assessment Revenue Bonds, Wells North Public Improvement District Neighborhood Improvement Area 1 Project, Series 2016	4.375	09/01/26	105,120
100,000	(e)	Celina, Texas, Special Assessment Revenue Bonds, Wells North Public Improvement District Neighborhood Improvement Area 1 Project, Series 2016	5.000	09/01/36	100,081
90,000	(e)	Celina, Texas, Special Assessment Revenue Bonds, Wells South Public Improvement District Neighborhood Improvement Area 4 Project, Series 2021	2.500	09/01/26	87,435
175,000	(e)	Celina, Texas, Special Assessment Revenue Bonds, Wells South Public Improvement District Neighborhood Improvement Area 4 Project, Series 2021	3.000	09/01/31	156,157
500,000	(e)	Celina, Texas, Special Assessment Revenue Bonds, Wells South Public Improvement District Neighborhood Improvement Area 4 Project, Series 2021	3.375	09/01/41	401,678
130,000	(e)	Celina, Texas, Special Assessment Revenue Bonds, Wells South Public Improvement District Neighborhood Improvement Area 5 Project, Series 2022	4.500	09/01/27	130,171
255,000	(e)	Celina, Texas, Special Assessment Revenue Bonds, Wells South Public Improvement District Neighborhood Improvement Area 5 Project, Series 2022	4.875	09/01/32	258,879
170,000	(e)	Celina, Texas, Special Assessment Revenue Bonds, Wells South Public Improvement District Neighborhood Improvement Area 6-7 Project, Series 2024	4.625	09/01/31	171,015
475,000	(e)	Celina, Texas, Special Assessment Revenue Bonds, Wells South Public Improvement District Neighborhood Improvement Area 6-7 Project, Series 2024	5.500	09/01/44	476,209
312,000	(e)	City of Midlothian, Texas, Westside Preserve Public Improvement District Improvement Area #1 Project Special Assessment Revenue Bonds Series 2022	4.375	09/15/27	311,189
405,000	(e)	City of Midlothian, Texas, Westside Preserve Public Improvement District Improvement Area #1 Project Special Assessment Revenue Bonds Series 2022	4.750	09/15/32	404,411
1,050,000	(e)	City of Midlothian, Texas, Westside Preserve Public Improvement District Improvement Area #1 Project Special Assessment Revenue Bonds Series 2022	5.250	09/15/42	1,048,924
271,000	(e)	City Of Midlothian, Texas, Westside Preserve Public Improvement Major Improvement Area Project Special Assessment Revenue Bonds Series 2022	5.125	09/15/27	271,143
310,000	(e)	City Of Midlothian, Texas, Westside Preserve Public Improvement Major Improvement Area Project Special Assessment Revenue Bonds Series 2022	5.500	09/15/32	306,211
750,000	(e)	City Of Midlothian, Texas, Westside Preserve Public Improvement Major Improvement Area Project Special Assessment Revenue Bonds Series 2022	6.000	09/15/42	750,472
600,000		City of Shenandoah, Montgomery County, Texas, Special Assessment Revenue Bonds, Metropark Public Improvement District, Series 2018	5.000	09/01/28	605,642
3,755,000		Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2015A	5.000	12/01/45	3,716,879
6,400,000	(e)	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Valor Education Foundation, Series 2023A	5.750	06/15/38	6,471,889

See Notes to Financial Statements	207

Portfolio of Investments March 31, 2025 (continued)

Short Duration High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TEXAS (continued)
$5,000,000	(e)	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Valor Education Foundation, Series 2023A	6.000%	06/15/43	$5,036,606
325,000	(e)	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Valor Education Foundation, Series 2024A	5.000	06/15/34	317,483
275,000	(e)	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Valor Education Foundation, Series 2024A	5.750	06/15/44	270,415
370,000		Club Municipal Management District 1, Texas, Special Assessment Revenue Bonds, Improvement Area 1 Project, Series 2016	5.750	09/01/28	375,537
106,000	(e)	Club Municipal Management District 1, Texas, Special Assessment Revenue Bonds, Improvement Area 2 Project, Series 2021	2.500	09/01/26	102,922
475,000	(e)	Club Municipal Management District 1, Texas, Special Assessment Revenue Bonds, Improvement Area 2 Project, Series 2021	3.000	09/01/31	424,097
1,050,000	(e)	Club Municipal Management District 1, Texas, Special Assessment Revenue Bonds, Improvement Area 2 Project, Series 2021	3.250	09/01/41	803,739
500,000	(e)	Club Municipal Management District 1, Texas, Special Assessment Revenue Bonds, Improvement Area 3 Project, Series 2024	4.375	09/01/31	494,597
1,050,000	(e)	Club Municipal Management District 1, Texas, Special Assessment Revenue Bonds, Improvement Area 3 Project, Series 2024	5.100	09/01/44	1,011,499
100,000		Comal County Meyer Ranch Municipal Utility District, Texas, General Obligation Bonds, Road Series 2021	2.250	08/15/29	89,744
105,000		Comal County Meyer Ranch Municipal Utility District, Texas, General Obligation Bonds, Road Series 2021	2.250	08/15/30	91,688
105,000		Comal County Meyer Ranch Municipal Utility District, Texas, General Obligation Bonds, Road Series 2021	2.375	08/15/31	90,203
225,000		Comal County Meyer Ranch Municipal Utility District, Texas, General Obligation Bonds, Road Series 2021	2.500	08/15/33	185,685
240,000		Comal County Meyer Ranch Municipal Utility District, Texas, General Obligation Bonds, Road Series 2021	2.500	08/15/35	188,774
255,000		Comal County Meyer Ranch Municipal Utility District, Texas, General Obligation Bonds, Road Series 2021	2.500	08/15/37	191,574
565,000		Comal County Meyer Ranch Municipal Utility District, Texas, General Obligation Bonds, Road Series 2021	2.750	08/15/41	397,094
145,000		Comal County, Texas, Special Assessment Revenue Bonds, Crossings Public Improvement District, Series 2017	4.000	09/01/27	143,932
650,000		Conroe Local Government Corporation, Texas, Hotel Revenue and Contract Revenue Bonds, Subordinate Third Lien Series 2021C	4.000	10/01/41	610,562
700,000		Conroe Local Government Corporation, Texas, Hotel Revenue and Contract Revenue Bonds, Subordinate Third Lien Series 2021C	4.000	10/01/46	640,273
1,050,000		Conroe Local Government Corporation, Texas, Hotel Revenue Bonds, Conroe Convention Center Hotel, First-Lien Series 2021A	2.500	10/01/31	899,153
2,135,000		Conroe Local Government Corporation, Texas, Hotel Revenue Bonds, Conroe Convention Center Hotel, Second-Lien Series 2021B	3.500	10/01/31	1,767,104
6,545,000		Conroe Local Government Corporation, Texas, Hotel Revenue Bonds, Conroe Convention Center Hotel, Second-Lien Series 2021B	5.000	10/01/50	5,013,656
700,000	(e)	Corpus Christi, Nueces, Aransas, San Patricio, ad Kleberg Counties, Texas, Special Assessment Revenue Bonds, Whitecap Public Improvement District 1 Improvement Area 1 Project Series 2024	5.375	09/15/31	700,814
100,000	(e)	Crandall, Kaufman County, Texas, Special Assessment Revenue Bonds, Cartwright Ranch Public Improvement District Major Improvement Area Project, Series 2021	4.125	09/15/26	99,583
260,000	(e)	Crandall, Kaufman County, Texas, Special Assessment Revenue Bonds, Cartwright Ranch Public Improvement District Major Improvement Area Project, Series 2021	4.750	09/15/31	258,799

208	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TEXAS (continued)
$221,000	(e)	Crandall, Kaufman County, Texas, Special Assessment Revenue Bonds, Crandall Carwright Ranch Public Improvement District Improvement Area 1 Project, Series 2021	3.375%	09/15/26	$218,255
205,000	(e)	Crandall, Kaufman County, Texas, Special Assessment Revenue Bonds, Crandall Carwright Ranch Public Improvement District Improvement Area 1 Project, Series 2021	4.000	09/15/31	200,390
385,000	(e)	Crandall, Kaufman County, Texas, Special Assessment Revenue Bonds, River Ridge Public Improvement District Improvement Area 1 Project, Series 2022	5.375	09/15/27	389,434
530,000	(e)	Crandall, Kaufman County, Texas, Special Assessment Revenue Bonds, River Ridge Public Improvement District Improvement Area 1 Project, Series 2022	5.500	09/15/32	546,265
350,000		Crandall, Kaufman County, Texas, Special Assessment Revenue Bonds, River Ridge Public Improvement District Improvement Area 2 Project, Series 2025	4.250	09/15/30	347,050
425,000		Crandall, Kaufman County, Texas, Special Assessment Revenue Bonds, River Ridge Public Improvement District Improvement Area 2 Project, Series 2025	4.500	09/15/35	417,868
500,000		Crandall, Kaufman County, Texas, Special Assessment Revenue Bonds, River Ridge Public Improvement District Improvement Area 2 Project, Series 2025	5.250	09/15/45	488,314
249,000	(e)	Crandall, Kaufman County, Texas, Special Assessment Revenue Bonds, River Ridge Public Improvement District Single Family Residential, Major Improvement Area Project, Series 2022	6.125	09/15/32	259,439
400,000	(e)	Decatur, Texas, Special Assessment Revenue Bonds, Paloma Trails Public Improvement District Improvement Area 1 Project, Series 2025	4.500	09/15/30	396,462
400,000	(e)	Decatur, Texas, Special Assessment Revenue Bonds, Paloma Trails Public Improvement District Improvement Area 1 Project, Series 2025	4.750	09/15/35	394,973
700,000	(e)	Decatur, Texas, Special Assessment Revenue Bonds, Paloma Trails Public Improvement District Improvement Area 1 Project, Series 2025	5.500	09/15/45	685,632
200,000	(e)	Decatur, Texas, Special Assessment Revenue Bonds, Paloma Trails Public Improvement District Major Improvement Area Project, Series 2025	5.375	09/15/35	197,171
850,000	(e)	Denton County, Texas, Special Assessment Revenue Bonds, Green Meadows Public Improvement District Major Improvement Area Project, Series 2025	4.750	12/31/30	842,174
1,250,000	(e)	Denton County, Texas, Special Assessment Revenue Bonds, Green Meadows Public Improvement District Major Improvement Area Project, Series 2025	5.000	12/31/35	1,227,515
500,000	(e)	Denton County, Texas, Special Assessment Revenue Bonds, Green Meadows Public Improvement District Major Improvement Area Project, Series 2025	5.875	12/31/45	490,609
750,000	(e)	Denton County, Texas, Special Assessment Revenue Bonds, Green Meadows Public Improvement District, Improvement Area 1 Project, Series 2025	4.250	12/31/30	743,005
1,250,000	(e)	Denton County, Texas, Special Assessment Revenue Bonds, Green Meadows Public Improvement District, Improvement Area 1 Project, Series 2025	4.500	12/31/35	1,226,963
500,000	(e)	Denton County, Texas, Special Assessment Revenue Bonds, Green Meadows Public Improvement District, Improvement Area 1 Project, Series 2025	5.375	12/31/45	490,218
615,000	(e)	Denton County, Texas, Special Assessment Revenue Bonds, Tabor Ranch Public Improvement District Improvement Area 1 Project, Senior Lien Series 2024A	4.625	12/31/31	608,969
1,250,000	(e)	Denton County, Texas, Special Assessment Revenue Bonds, Tabor Ranch Public Improvement District Improvement Area 1 Project, Senior Lien Series 2024A	5.250	12/31/44	1,211,716
350,000	(e)	Dorchester, Texas, Special Assessment Revenue Bonds, Cottonwood Public Improvement District Improvement Area 1 Project Series 2024	5.250	09/15/31	343,360

See Notes to Financial Statements	209

Portfolio of Investments March 31, 2025 (continued)

Short Duration High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TEXAS (continued)
$225,000		East Fort Bend County Development Authority, Texas, Contract Revenue Bonds, Water Sewer and Drain Facilities, Series 2022	5.000%	09/01/25	$225,540
235,000		East Fort Bend County Development Authority, Texas, Contract Revenue Bonds, Water Sewer and Drain Facilities, Series 2022	5.000	09/01/26	236,907
245,000		East Fort Bend County Development Authority, Texas, Contract Revenue Bonds, Water Sewer and Drain Facilities, Series 2022	5.000	09/01/27	247,749
255,000		East Fort Bend County Development Authority, Texas, Contract Revenue Bonds, Water Sewer and Drain Facilities, Series 2022	5.000	09/01/28	258,019
265,000		East Fort Bend County Development Authority, Texas, Contract Revenue Bonds, Water Sewer and Drain Facilities, Series 2022	5.000	09/01/29	266,999
280,000		East Fort Bend County Development Authority, Texas, Contract Revenue Bonds, Water Sewer and Drain Facilities, Series 2022	5.000	09/01/30	281,375
290,000		East Fort Bend County Development Authority, Texas, Contract Revenue Bonds, Water Sewer and Drain Facilities, Series 2022	5.000	09/01/31	291,247
305,000		East Fort Bend County Development Authority, Texas, Contract Revenue Bonds, Water Sewer and Drain Facilities, Series 2022	5.000	09/01/32	305,846
400,000	(e)	Fate City, Rockwall County, Texas, Special Assessment Revenue Bonds, Williamsburg East Public Improvement District Improvement Area 2 Project, Series 2022	4.875	08/15/27	400,769
778,000	(e)	Fate City, Rockwall County, Texas, Special Assessment Revenue Bonds, Williamsburg East Public Improvement District Improvement Area 2 Project, Series 2022	5.250	08/15/32	783,292
1,630,000	(e)	Fate City, Rockwall County, Texas, Special Assessment Revenue Bonds, Williamsburg East Public Improvement District Improvement Area 2 Project, Series 2022	5.875	08/15/42	1,624,868
571,000	(e)	Fate, Rockwall County, Texas, Special Assessment Revenue Bonds, Monterra Public Improvement District Improvement Area 2, Series 2024	4.500	08/15/31	560,821
1,000,000	(e)	Fate, Rockwall County, Texas, Special Assessment Revenue Bonds, Monterra Public Improvement District Improvement Area 2, Series 2024	5.375	08/15/44	981,116
184,000	(e)	Fate, Rockwall County, Texas, Special Assessment Revenue Bonds, Williamsburg Public Improvement District 1 Phase 2A & 3A2, Series 2022	3.750	08/15/27	181,739
587,000	(e)	Fate, Rockwall County, Texas, Special Assessment Revenue Bonds, Williamsburg Public Improvement District 1 Phase 2A & 3A2, Series 2022	4.000	08/15/32	558,949
510,000	(e)	Fate, Rockwall County, Texas, Special Assessment Revenue Bonds, Williamsburg Public Improvement District 1 Phase 2B, 2C & 3A1, Series 2019	3.500	08/15/29	487,167
110,000	(e)	Fate, Rockwall County, Texas, Special Assessment Revenue Bonds, Williamsburg Public Improvement District 1 Phase 2B, 2C & 3A1, Series 2019	4.000	08/15/39	98,501
325,000	(e)	Flower Mound, Texas, Special Assessment Revenue Bonds, River Walk Public Improvement District 1, Refunding Series 2021	2.625	09/01/26	317,676
1,320,000	(e)	Flower Mound, Texas, Special Assessment Revenue Bonds, River Walk Public Improvement District 1, Refunding Series 2021	3.250	09/01/31	1,226,052
690,000		Fort Worth, Tarrant, Denton, Parker, Johnson, and Wise Counties, Texas, Special Assessment Revenue Bonds, Public Improvement District 16, Walsh Ranch/Quail Valley, Improvement Area 1-3 Project Series 2024 - BAM Insured	4.000	09/01/36	685,418
1,070,000		Fort Worth, Tarrant, Denton, Parker, Johnson, and Wise Counties, Texas, Special Assessment Revenue Bonds, Public Improvement District 16, Walsh Ranch/Quail Valley, Improvement Area 1-3 Project Series 2024 - BAM Insured	4.125	09/01/39	1,052,871
1,170,000		Fort Worth, Tarrant, Denton, Parker, Johnson, and Wise Counties, Texas, Special Assessment Revenue Bonds, Public Improvement District 16, Walsh Ranch/Quail Valley, Improvement Area 1-3 Project Series 2024 - BAM Insured	4.250	09/01/41	1,150,141
352,000	(e)	Georgetown, Texas, Special Assessment Revenue Bonds, Parks at Westhaven Public Improvement District Project, Series 2022	3.625	09/15/27	345,573
415,000	(e)	Georgetown, Texas, Special Assessment Revenue Bonds, Parks at Westhaven Public Improvement District Project, Series 2022	3.875	09/15/32	387,630

210	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TEXAS (continued)
$1,250,000	(e)	Georgetown, Texas, Special Assessment Revenue Bonds, Parks at Westhaven Public Improvement District Project, Series 2022	4.125%	09/15/42	$1,095,884
21,360,000		Greater Texas Cultural Educational Facilities Finance Corporation, Texas, Revenue Bonds, Biomedical Research Institute Series 2024A	5.250	06/01/49	21,813,699
785,000		Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1998, (AMT)	8.000	04/01/28	786,002
385,000	(e),(j)	Gunter, Grayson County, Texas, Special Assessment Revenue Bonds, Bridges Phase 2A Public Improvement District, Series 2025	4.500	09/15/32	382,037
800,000	(e),(j)	Gunter, Grayson County, Texas, Special Assessment Revenue Bonds, Bridges Phase 2A Public Improvement District, Series 2025	5.500	09/15/45	781,687
310,000		Hackberry, Texas, Combination Special Assessment and Contract Revenue Road and Utility Bonds, Hidden Cove Improvement District 2, Series 2017	4.000	09/01/25	310,181
335,000		Hackberry, Texas, Combination Special Assessment and Contract Revenue Road and Utility Bonds, Hidden Cove Improvement District 2, Series 2017	4.000	09/01/27	336,112
360,000		Hackberry, Texas, Special Assessment Revenue Bonds, Hackberry Public Improvement District 3 Phase 13-16 Project, Refunding & Improvement Series 2017	4.500	09/01/27	361,888
450,000		Hackberry, Texas, Special Assessment Revenue Bonds, Rivendale by the Lake Public Improvement District 2 Phases 4-6, Series 2017	4.125	09/01/27	450,192
1,155,000		Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Refunding Bonds, Young Men’s Christian Association of the Greater Houston Area, Series 2013A	5.000	06/01/28	1,154,905
100,000		Harris County Municipal Utility District 213A, Texas, General Obligation Bonds, Series 2021	2.000	04/01/27	94,538
100,000		Harris County Municipal Utility District 213A, Texas, General Obligation Bonds, Series 2021	2.000	04/01/28	91,863
100,000		Harris County Municipal Utility District 213A, Texas, General Obligation Bonds, Series 2021	2.250	04/01/29	90,130
100,000		Harris County Municipal Utility District 213A, Texas, General Obligation Bonds, Series 2021	2.250	04/01/30	87,626
100,000		Harris County Municipal Utility District 213A, Texas, General Obligation Bonds, Series 2021	2.375	04/01/31	85,747
250,000		Harris County Municipal Utility District 213A, Texas, General Obligation Bonds, Series 2021	2.500	04/01/33	204,414
250,000		Harris County Municipal Utility District 213A, Texas, General Obligation Bonds, Series 2021	2.500	04/01/35	193,374
300,000		Harris County Municipal Utility District 213A, Texas, General Obligation Bonds, Series 2021	2.500	04/01/37	220,588
300,000		Harris County Municipal Utility District 213A, Texas, General Obligation Bonds, Series 2021	2.750	04/01/39	217,554
325,000		Harris County Municipal Utility District 213A, Texas, General Obligation Bonds, Series 2021	3.000	04/01/41	231,802
435,000	(e)	Haslett, Texas, Special Assessment Revenue Bonds, Haslet Public Improvement District 5 Improvement Area 1 Project, Series 2019	3.625	09/01/29	416,584
150,000	(e)	Haslett, Texas, Special Assessment Revenue Bonds, Haslet Public Improvement District 5 Improvement Area 1 Project, Series 2019	4.125	09/01/39	135,269
910,000		Hays County, Texas, Special Assessment Revenue Bonds, La Cima Public Improvement District Major Public Improvement Project, Series 2015	6.250	09/15/27	913,064
3,010,000		Hemphill County Hospital District, Texas, General Obligation Bonds, Series 2019	5.250	02/01/32	3,026,000
385,000	(e)	Heritage Public Improvement District 2, Dripping Springs, Texas, Special Assessment Revenue Bonds, Series 2023	4.250	09/01/31	377,142
650,000	(e)	Heritage Public Improvement District 2, Dripping Springs, Texas, Special Assessment Revenue Bonds, Series 2023	5.000	09/01/44	619,162

See Notes to Financial Statements	211

Portfolio of Investments March 31, 2025 (continued)

Short Duration High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TEXAS (continued)
$1,250,000		Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Airlines Inc. - Terminal Improvement Project, Refunding Series 2011, (AMT)	6.500%	07/15/30	$1,262,446
2,000,000		Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Airlines Inc. - Terminal Improvement Project, Refunding Series 2011, (AMT)	6.625	07/15/38	2,019,861
240,000		Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc. Terminal Improvement Project, Refunding Series 2015B-1, (AMT)	5.000	07/15/35	240,025
1,965,000		Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc. Technical Operations Center Project, Series 2018, (AMT)	5.000	07/15/28	2,013,826
3,000,000		Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc. Terminal E Project, Series 2021B-1, (AMT)	4.000	07/15/41	2,776,136
21,045,000		Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc. Terminal Improvements Project, Series 2024B, (AMT)	5.250	07/15/33	21,970,174
26,400,000		Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc. Terminal Improvements Project, Series 2024B, (AMT)	5.250	07/15/34	27,525,638
12,525,000		Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc. Terminal Improvements Project, Series 2024B, (AMT)	5.500	07/15/35	13,259,226
6,425,000		Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc. Terminal Improvements Project, Series 2024B, (AMT)	5.500	07/15/36	6,779,269
13,395,000		Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc. Terminal Improvements Project, Series 2024B, (AMT)	5.500	07/15/37	14,079,791
3,900,000		Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc. Terminal Improvements Project, Series 2024B, (AMT)	5.500	07/15/38	4,087,219
1,070,000		Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc. Terminal Improvements Project, Series 2024B, (AMT)	5.500	07/15/39	1,119,215
159,000	(e)	Hutto, Williams County Texas, Special Assessment Revenue Bonds, Cottonwood Creek Public Improvement Area 1 Project Series 2021	2.500	09/01/26	154,573
400,000	(e)	Hutto, Williams County Texas, Special Assessment Revenue Bonds, Cottonwood Creek Public Improvement Area 1 Project Series 2021	3.125	09/01/31	366,051
1,100,000	(e)	Hutto, Williams County Texas, Special Assessment Revenue Bonds, Cottonwood Creek Public Improvement Area 1 Project Series 2021	3.500	09/01/41	892,430
100,000	(e)	Hutto, Williams County Texas, Special Assessment Revenue Bonds, Durango Farms Public Improvement Project Series 2021	2.750	09/01/26	97,448
400,000	(e)	Hutto, Williams County Texas, Special Assessment Revenue Bonds, Durango Farms Public Improvement Project Series 2021	3.500	09/01/31	368,421
1,165,000	(e)	Hutto, Williams County Texas, Special Assessment Revenue Bonds, Durango Farms Public Improvement Project Series 2021	3.875	09/01/41	991,767
216,000	(e)	Hutto, Williams County Texas, Special Assessment Revenue Bonds, Emory Crossing, Public Improvement Area 1 Project Series 2021	2.625	09/01/26	210,439
210,000	(e)	Hutto, Williams County Texas, Special Assessment Revenue Bonds, Emory Crossing, Public Improvement Area 1 Project Series 2021	3.250	09/01/31	190,998
550,000	(e)	Hutto, Williams County Texas, Special Assessment Revenue Bonds, Emory Crossing, Public Improvement Area 1 Project Series 2021	3.625	09/01/41	450,548
210,000	(e)	Hutto, Williams County Texas, Special Assessment Revenue Bonds, Emory Crossing, Public Improvement Area 2 Project Series 2023	4.500	09/01/30	211,415

212	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TEXAS (continued)
$870,000	(e)	Hutto, Williams County Texas, Special Assessment Revenue Bonds, Emory Crossing, Public Improvement Area 2 Project Series 2023	5.250%	09/01/43	$874,747
300,000	(e)	Hutto, Williams County Texas, Special Assessment Revenue Bonds, Prairie Winds, Public Improvement Area 1, Series 2025	4.125	09/01/30	297,463
415,000	(e)	Hutto, Williams County Texas, Special Assessment Revenue Bonds, Prairie Winds, Public Improvement Area 1, Series 2025	4.375	09/01/35	407,623
100,000		Intercontinental Crossing Municipal Utility District, Harris County, Texas, General Obligation Bonds, Series 2021	4.000	09/01/25	100,079
105,000		Intercontinental Crossing Municipal Utility District, Harris County, Texas, General Obligation Bonds, Series 2021	4.000	09/01/26	105,386
110,000		Intercontinental Crossing Municipal Utility District, Harris County, Texas, General Obligation Bonds, Series 2021	2.000	09/01/27	102,422
115,000		Intercontinental Crossing Municipal Utility District, Harris County, Texas, General Obligation Bonds, Series 2021	2.000	09/01/28	103,856
115,000		Intercontinental Crossing Municipal Utility District, Harris County, Texas, General Obligation Bonds, Series 2021	2.250	09/01/29	102,052
120,000		Intercontinental Crossing Municipal Utility District, Harris County, Texas, General Obligation Bonds, Series 2021	2.250	09/01/30	103,942
125,000		Intercontinental Crossing Municipal Utility District, Harris County, Texas, General Obligation Bonds, Series 2021	2.375	09/01/31	106,001
450,000	(e)	Joshua Farms Municipal Management District 1, Johnson County, Texas, Special Assessment Revenue Bonds, Improvement Areas 1-2 Project Series 2023	4.375	09/01/30	448,355
1,600,000	(e)	Joshua Farms Municipal Management District 1, Johnson County, Texas, Special Assessment Revenue Bonds, Improvement Areas 1-2 Project Series 2023	5.250	09/01/43	1,600,078
375,000	(e)	Justin, Denton County, Texas, Special Assessment Revenue Bonds, Timberbrook Public Improvement District 1 Improvement Area 2 Project, Series 2018	2.500	09/01/26	366,413
485,000	(e)	Justin, Denton County, Texas, Special Assessment Revenue Bonds, Timberbrook Public Improvement District 1 Improvement Area 2 Project, Series 2018	3.000	09/01/31	440,006
203,000		Kaufman,Texas, Special Assessment Revenue Bonds, Kaufman Public Improvement District 1 Phase 2A-2B Project, Series 2021	5.125	09/15/28	204,304
730,000		Kaufman,Texas, Special Assessment Revenue Bonds, Kaufman Public Improvement District 1 Phase 2A-2B Project, Series 2021	5.625	09/15/42	729,671
254,000	(e)	Kyle, Texas, Special Assessment Revenue Bonds, 6 Creeks Public Improvement District Improvement Area 3 Project, Series 2021	2.750	09/01/26	250,110
750,000	(e)	Kyle, Texas, Special Assessment Revenue Bonds, 6 Creeks Public Improvement District Improvement Area 3B Project, Series 2025	4.375	09/01/35	735,450
370,000	(e)	Kyle, Texas, Special Assessment Revenue Bonds, 6 Creeks Public Improvement District Improvement Area 5 Project, Series 2025	4.500	09/01/35	361,527
680,000	(e)	Kyle, Texas, Special Assessment Revenue Bonds, Limestone Creek Public Improvement District Improvement Area 1 Project, Series 2023	5.500	09/01/43	675,437
560,000	(e)	Kyle, Texas, Special Assessment Revenue Bonds, Limestone Creek Public Improvement District Improvement Area 1 Project, Series 2024B	5.500	09/01/44	557,529
389,000	(e)	Kyle, Texas, Special Assessment Revenue Bonds, Plum Creek North Public Improvement District Major Improvement Area 1 Project, Series 2022	3.625	09/01/27	381,948
505,000	(e)	Kyle, Texas, Special Assessment Revenue Bonds, Plum Creek North Public Improvement District Major Improvement Area 1 Project, Series 2022	3.875	09/01/32	475,835
1,250,000	(e)	Kyle, Texas, Special Assessment Revenue Bonds, Plum Creek North Public Improvement District Major Improvement Area 1 Project, Series 2022	4.125	09/01/41	1,099,518
120,000	(e)	Kyle, Texas, Special Assessment Revenue Bonds, Plum Creek North Public Improvement District Major Improvement Project, Series 2022	4.125	09/01/27	119,811
225,000	(e)	Kyle, Texas, Special Assessment Revenue Bonds, Plum Creek North Public Improvement District Major Improvement Project, Series 2022	4.375	09/01/32	221,293

See Notes to Financial Statements	213

Portfolio of Investments March 31, 2025 (continued)

Short Duration High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TEXAS (continued)
$2,000,000	(e)	Kyle, Texas, Special Assessment Revenue Bonds, Porter County Public Improvement District Improvement Area 1 Project, Series 2023	5.750%	09/01/43	$1,980,137
255,000	(e)	Kyle, Texas, Special Assessment Revenue Bonds, Southwest Kyle Public Improvement District 1 Improvement Area 1 Project, Series 2019	4.250	09/01/29	254,009
235,000	(e)	Kyle, Texas, Special Assessment Revenue Bonds, Southwest Kyle Public Improvement District 1 Improvement Area 2 Project, Series 2023	5.750	09/01/30	238,678
320,000		Kyle, Texas, Special Assessment Revenue Bonds, Southwest Kyle Public Improvement District, Series 2022	4.375	09/01/27	321,014
535,000		Kyle, Texas, Special Assessment Revenue Bonds, Southwest Kyle Public Improvement District, Series 2022	4.750	09/01/32	535,509
16,600,000	(e)	Lakeside Place Public Facility Corporation, Texas, Multifamily Housing Revenue Bonds, Torrey Chase Apartments, Series 2021	3.480	12/15/39	12,402,209
300,000	(e)	Lavon, Texas, Special Assessment Revenue Bonds, Elevon Public Improvement District Improvement Area 1 Project, Series 2022	3.500	09/15/27	292,298
1,000,000	(e)	Lavon, Texas, Special Assessment Revenue Bonds, Elevon Public Improvement District Improvement Area 1 Project, Series 2022	3.875	09/15/32	944,797
3,000,000	(e)	Lavon, Texas, Special Assessment Revenue Bonds, Elevon Public Improvement District Improvement Area 1 Project, Series 2022	4.000	09/15/42	2,599,923
250,000	(e)	Lavon, Texas, Special Assessment Revenue Bonds, Elevon Public Improvement District Improvement Area 1 Project, Series 2024	4.250	09/15/31	244,150
300,000		Lavon, Texas, Special Assessment Revenue Bonds, Elevon Public Improvement District Improvement Area 2A-2B Project, Series 2024	4.375	09/15/31	295,049
650,000		Lavon, Texas, Special Assessment Revenue Bonds, Elevon Public Improvement District Improvement Area 2A-2B Project, Series 2024	5.125	09/15/44	653,011
365,000	(e)	Lavon, Texas, Special Assessment Revenue Bonds, Lakepointe Public Improvement District Area 1 Project, Series 2019	3.750	09/15/29	352,034
200,000	(e)	Lavon, Texas, Special Assessment Revenue Bonds, Lakepointe Public Improvement District Areas 2-3 Project, Series 2022	5.250	09/15/28	202,640
1,500,000	(e)	Lavon, Texas, Special Assessment Revenue Bonds, Lakepointe Public Improvement District Areas 2-3 Project, Series 2022	5.875	09/15/42	1,576,165
255,000	(e)	Lavon, Texas, Special Assessment Revenue Bonds, Lakepointe Public Improvement District Major Improvement Area Project, Series 2019	4.375	09/15/29	252,795
4,000,000		Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation Bonds, Refunding Series 2015A	5.000	08/15/39	4,020,223
675,000	(e)	Leander, Texas, Special Assessment Revenue Bonds, Deerbrooke Public Improvement District Southern Improvement Area Project, Series 2017	4.125	09/01/28	666,832
105,000	(e)	Leander, Texas, Special Assessment Revenue Bonds, Deerbrooke Public Improvement District Southern Improvement Area Project, Series 2017	4.750	09/01/37	100,487
457,000	(e)	Liberty Hill, Williamson County, Texas, Special Assessment Revenue Bonds, Butler Farms Public Improvement District Improvement Areas 1 & 2 Project, Series 2022	2.625	09/01/27	441,601
750,000	(e)	Liberty Hill, Williamson County, Texas, Special Assessment Revenue Bonds, Butler Farms Public Improvement District Improvement Areas 1 & 2 Project, Series 2022	3.125	09/01/32	688,256
2,200,000	(e)	Liberty Hill, Williamson County, Texas, Special Assessment Revenue Bonds, Butler Farms Public Improvement District Improvement Areas 1 & 2 Project, Series 2022	3.375	09/01/42	1,757,446
145,000	(e)	Liberty Hill, Williamson County, Texas, Special Assessment Revenue Bonds, Butler Farms Public Improvement District Major Improvement Area Project, Series 2022	3.500	09/01/27	140,958
275,000	(e)	Liberty Hill, Williamson County, Texas, Special Assessment Revenue Bonds, Butler Farms Public Improvement District Major Improvement Area Project, Series 2022	3.875	09/01/32	253,929

214	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TEXAS (continued)
$650,000	(e)	Liberty Hill, Williamson County, Texas, Special Assessment Revenue Bonds, Butler Farms Public Improvement District Major Improvement Area Project, Series 2022	4.125%	09/01/42	$556,769
150,000	(e)	Little Elm, Texas, Special Assessment Revenue Bonds, Spiritas Ranch Public Improvement District Project, Series 2022	3.250	09/01/27	145,704
205,000	(e)	Little Elm, Texas, Special Assessment Revenue Bonds, Spiritas Ranch Public Improvement District Project, Series 2022	3.500	09/01/32	186,615
530,000	(e)	Little Elm, Texas, Special Assessment Revenue Bonds, Spiritas Ranch Public Improvement District Project, Series 2022	3.750	09/01/42	426,575
100,000	(e)	Little Elm, Texas, Special Assessment Revenue Bonds, Valencia Public Improvement District Improvement Area 3 Project, Series 2021	2.375	09/01/26	96,926
300,000	(e)	Little Elm, Texas, Special Assessment Revenue Bonds, Valencia Public Improvement District Improvement Area 3 Project, Series 2021	2.875	09/01/31	266,574
725,000	(e)	Little Elm, Texas, Special Assessment Revenue Bonds, Valencia Public Improvement District Improvement Area 3 Project, Series 2021	3.125	09/01/41	536,776
270,000	(e)	Little Elm,Texas, Special Assessment Revenue Bonds, Hillstone Pointe Public Improvement District 2 Phase 1-1A Project, Series 2017	5.250	09/01/27	275,180
150,000	(e)	Little Elm,Texas, Special Assessment Revenue Bonds, Lakeside Estates Public Improvement District 2 Project, Series 2017	4.500	09/01/27	150,921
370,000	(e)	Manor, Texas, Special Assessment Revenue Bonds, Lagos Public Improvement District Major Improvement Area Project, Series 2020	4.125	09/15/30	360,985
130,000	(e)	Manor, Texas, Special Assessment Revenue Bonds, Manor Heights Public Improvement District Improvement Area 1-2 Project, Series 2021	2.500	09/15/26	126,139
300,000	(e)	Manor, Texas, Special Assessment Revenue Bonds, Manor Heights Public Improvement District Improvement Area 1-2 Project, Series 2021	3.125	09/15/31	265,715
740,000	(e)	Manor, Texas, Special Assessment Revenue Bonds, Manor Heights Public Improvement District Improvement Area 1-2 Project, Series 2021	3.500	09/15/41	575,673
195,000	(e)	Manor, Texas, Special Assessment Revenue Bonds, Manor Heights Public Improvement District Major Improvement Area Project, Series 2021	3.125	09/15/26	190,770
315,000	(e)	Manor, Texas, Special Assessment Revenue Bonds, Manor Heights Public Improvement District Major Improvement Area Project, Series 2021	3.750	09/15/31	280,729
530,000	(e)	Manor, Texas, Special Assessment Revenue Bonds, Manor Heights Public Improvement District, Improvement Area 3, Series 2023	5.250	09/15/43	531,114
210,000	(e)	Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds, Gregg Ranch Public Improvement District Major Improvement Area Project, Series 2019	5.000	09/01/29	211,282
210,000	(e)	Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds, Gregg Ranch Public Improvement District Neighborhood Improvement Area 1 Project, Series 2019	4.500	09/01/29	208,857
160,000	(e)	Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds, Thunder Rock Public Improvement District Improvement Area 1 Project, Series 2021	3.375	09/01/26	157,144
500,000	(e)	Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds, Thunder Rock Public Improvement District Improvement Area 1 Project, Series 2021	3.875	09/01/31	460,098
100,000	(e)	Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds, Thunder Rock Public Improvement District Improvement Area 1 Project, Series 2021	4.125	09/01/41	86,565
1,100,000	(e)	Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds, Thunder Rock Public Improvement District Improvement Area 2A Project, Series 2024	6.375	09/01/44	1,058,297

See Notes to Financial Statements	215

Portfolio of Investments March 31, 2025 (continued)

Short Duration High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TEXAS (continued)
$100,000	(e)	Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds, Thunder Rock Public Improvement District Major Improvement Area Project, Series 2021	4.125%	09/01/26	$99,231
200,000	(e)	Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds, Thunder Rock Public Improvement District Major Improvement Area Project, Series 2021	4.625	09/01/31	190,008
500,000	(e)	Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds, Thunder Rock Public Improvement District Major Improvement Area Project, Series 2021	4.875	09/01/41	467,195
1,000,000	(e)	Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds, Thunder Rock Public Improvement District Remainder Area Project, Series 2024	7.375	09/01/44	970,662
2,550,000		Matagorda County Navigation District 1, Texas, Pollution Control Revenue Bonds, AEP Texas Central Company Project, Remarketing, Series 2008-1	4.000	06/01/30	2,550,557
420,000	(e)	McLendon-Chisholm, Texas, Special Assessment Revenue Bonds, Sonoma Public Improvement District Improvement Area 2 Project, Series 2019	3.750	09/15/29	406,722
85,000	(e)	McLendon-Chisholm, Texas, Special Assessment Revenue Bonds, Sonoma Public Improvement District Improvement Area 3 Project, Series 2021	2.625	09/15/26	82,623
240,000	(e)	McLendon-Chisholm, Texas, Special Assessment Revenue Bonds, Sonoma Public Improvement District Improvement Area 3 Project, Series 2021	3.125	09/15/31	214,522
325,000	(e)	McLendon-Chisholm, Texas, Special Assessment Revenue Bonds, Sonoma Public Improvement District Improvement Area 4 Project, Series 2022	5.000	09/15/27	326,112
500,000	(e)	McLendon-Chisholm, Texas, Special Assessment Revenue Bonds, Sonoma Public Improvement District Improvement Area 4 Project, Series 2022	5.375	09/15/32	503,129
45,683	(h)	Mesquite Health Facilities Development Corporation, Texas, Retirement Facility Revenue Bonds, Christian Care Centers Inc., Series 2014	5.000	02/15/24	457
235,000	(e)	Mesquite, Texas, Special Assessment Bonds, Heartland Town Center Public Improvement District Phase 1 Project, Series 2018	4.750	09/01/28	237,392
175,000	(e)	Mesquite, Texas, Special Assessment Bonds, Heartland Town Center Public Improvement District Phase 2 Major Improvement Project, Series 2018	5.125	09/01/28	178,641
600,000	(e)	Mesquite, Texas, Special Assessment Bonds, Iron Horse Public Improvement District Project, Series 2019	5.250	09/15/29	607,391
323,000	(e)	Mesquite, Texas, Special Assessment Bonds, Solterra Public Improvement District Improvement Area C-1 Projects, Series 2023	4.625	09/01/30	323,356
855,000	(e)	Mesquite, Texas, Special Assessment Bonds, Solterra Public Improvement District Improvement Area C-1 Projects, Series 2023	5.375	09/01/43	861,679
250,000	(e)	Mesquite, Texas, Special Assessment Revenue Bonds, Solterra Public Improvement District Area C-3 Projects, Series 2024	4.250	09/01/31	246,670
500,000	(e)	Mesquite, Texas, Special Assessment Revenue Bonds, Solterra Public Improvement District Area C-3 Projects, Series 2024	5.000	09/01/44	483,282
900,000	(e)	Mesquite, Texas, Special Assessment Revenue Bonds, Solterra Public Improvement District Improvement Area A-1 Projects, Series 2023	4.750	09/01/30	908,097
1,300,000	(e)	Mesquite, Texas, Special Assessment Revenue Bonds, Solterra Public Improvement District Improvement Area A-1 Projects, Series 2023	5.500	09/01/43	1,322,861
290,000	(e)	Midlothian, Texas, Special Assessment Revenue Bonds, Redden Farms Public Improvement District Improvement Areas 1-2 Project, Series 2021	2.875	09/15/26	285,255
410,000	(e)	Midlothian, Texas, Special Assessment Revenue Bonds, Redden Farms Public Improvement District Improvement Areas 1-2 Project, Series 2021	3.500	09/15/31	375,698

216	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TEXAS (continued)
$1,105,000	(e)	Midlothian, Texas, Special Assessment Revenue Bonds, Redden Farms Public Improvement District Improvement Areas 1-2 Project, Series 2021	3.875%	09/15/41	$945,510
235,000	(e)	Midlothian, Texas, Special Assessment Revenue Bonds, Redden Farms Public Improvement District Major Improvement Area Project, Series 2021	4.125	09/15/31	227,753
110,000		Missouri City Management District 1, Fort Bend County, Texas, General Obligation Bonds, Road Series 2021	2.000	09/01/25	109,012
115,000		Missouri City Management District 1, Fort Bend County, Texas, General Obligation Bonds, Road Series 2021	2.000	09/01/26	111,676
120,000		Missouri City Management District 1, Fort Bend County, Texas, General Obligation Bonds, Road Series 2021	2.000	09/01/27	114,036
125,000		Missouri City Management District 1, Fort Bend County, Texas, General Obligation Bonds, Road Series 2021	2.000	09/01/28	116,405
130,000		Missouri City Management District 1, Fort Bend County, Texas, General Obligation Bonds, Road Series 2021	2.000	09/01/29	118,347
135,000		Missouri City Management District 1, Fort Bend County, Texas, General Obligation Bonds, Road Series 2021	2.250	09/01/30	121,745
140,000		Missouri City Management District 1, Fort Bend County, Texas, General Obligation Bonds, Road Series 2021	2.250	09/01/31	123,613
295,000		Missouri City Management District 1, Fort Bend County, Texas, General Obligation Bonds, Road Series 2021	2.250	09/01/33	249,218
315,000		Missouri City Management District 1, Fort Bend County, Texas, General Obligation Bonds, Road Series 2021	2.375	09/01/35	257,475
340,000		Missouri City Management District 1, Fort Bend County, Texas, General Obligation Bonds, Road Series 2021	2.500	09/01/37	268,734
365,000		Missouri City Management District 1, Fort Bend County, Texas, General Obligation Bonds, Road Series 2021	2.500	09/01/39	270,964
395,000		Missouri City Management District 1, Fort Bend County, Texas, General Obligation Bonds, Road Series 2021	2.750	09/01/41	288,438
600,000	(e)	Montgomery County, Texas, Special Assessment Revenue Bonds, Meadow Park Public Improvement District, Improvement Area 1, Series 2025	4.375	09/15/32	597,045
675,000	(e)	Montgomery County, Texas, Special Assessment Revenue Bonds, Meadow Park Public Improvement District, Improvement Area 1, Series 2025	5.125	09/15/45	659,469
700,000	(e)	Montgomery County, Texas, Special Assessment Revenue Bonds, Crockett Meadows Public Improvement District, Improvement Area 1, Series 2025	4.500	09/15/32	695,912
1,140,000	(e)	Montgomery County, Texas, Special Assessment Revenue Bonds, Crockett Meadows Public Improvement District, Improvement Area 1, Series 2025	5.250	09/15/45	1,121,643
283,000	(e)	Mustang Ridge, Travis and Caldwell Counties, Texas, Special Assessment Revenue Bonds, Durango Public Improvement District Improvement Area 1 Series 2023	5.250	09/01/30	285,207
730,000	(e)	Mustang Ridge, Travis and Caldwell Counties, Texas, Special Assessment Revenue Bonds, Durango Public Improvement District Improvement Area 1 Series 2023	6.125	09/01/43	739,470
203,000	(e)	New Braunfels, Comal and Guadalupe Counties, Texas, Special Assessment Revenue Bonds, Solms Landing Public Improvement District Improvement Area 1 Project, Series 2021	3.625	09/01/26	200,091
350,000	(e)	New Braunfels, Comal and Guadalupe Counties, Texas, Special Assessment Revenue Bonds, Solms Landing Public Improvement District Improvement Area 1 Project, Series 2021	4.250	09/01/31	327,849
635,000	(e)	New Hope Cultural Education Facilities Finance Corporation, Texas, Education Revenue Bonds, Beta Academy, Series 2018A	5.125	08/15/29	635,159
385,000	(e)	New Hope Cultural Education Facilities Finance Corporation, Texas, Education Revenue Bonds, Beta Academy, Series 2019A	3.375	08/15/29	361,518
80,000	(e)	New Hope Cultural Education Facilities Finance Corporation, Texas, Education Revenue Bonds, Beta Academy, Series 2019A	5.000	08/15/39	77,995
670,000	(e)	New Hope Cultural Education Facilities Finance Corporation, Texas, Education Revenue Bonds, Beta Academy, Series 2019A	5.000	08/15/49	629,859

See Notes to Financial Statements	217

Portfolio of Investments March 31, 2025 (continued)

Short Duration High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TEXAS (continued)
$1,370,000	(e)	New Hope Cultural Education Facilities Finance Corporation, Texas, Education Revenue Bonds, Southwest Preparatory School, Series 2020A	3.000%	08/15/30	$1,261,939
750,000		New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Bella Vida Forefront Living Project, Series 2025A	5.500	10/01/35	754,427
225,000		New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Bella Vida Forefront Living Project, Series 2025A	6.250	10/01/45	225,472
4,775,000		New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Bella Vida Forefront Living Project, Series 2025B-2	4.625	10/01/30	4,767,120
4,000,000		New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Bella Vida Forefront Living Project, Series 2025B-3	4.250	10/01/30	3,994,298
330,000	(h)	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Buckingham Senior Living Community, Inc. Project, Series 2021A-1	7.500	11/15/37	261,896
2,135,000	(h)	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Buckingham Senior Living Community, Inc. Project, Series 2021A-2	7.500	11/15/36	1,753,718
20,741,055	(h)	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Buckingham Senior Living Community, Inc. Project, Series 2021B	0.380	11/15/61	7,574,146
2,000,000		New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Westminster Project, Series 2025	5.000	11/01/40	2,102,965
9,410,000		New Hope Cultural Education Facilities Finance Corporation, Texas, Senior Living Revenue Bonds, Sanctuary LTC LLC Project, Series 2021A-1	6.500	01/01/31	9,289,167
7,725,000		New Hope Cultural Education Facilities Finance Corporation, Texas, Senior Living Revenue Bonds, Sanctuary LTC LLC Project, Series 2021A-1	5.000	01/01/32	7,833,971
43,655,000		New Hope Cultural Education Facilities Finance Corporation, Texas, Senior Living Revenue Bonds, Sanctuary LTC LLC Project, Series 2021A-1	5.250	01/01/42	43,425,938
18,500,000		New Hope Cultural Education Facilities Finance Corporation, Texas, Senior Living Revenue Bonds, Sanctuary LTC LLC Project, Series 2021A-1	5.500	01/01/57	17,839,563
355,000	(i)	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus Christi II, L.L.C.-Texas A&M University-Corpus Christi Project, Series 2016A, (Pre-refunded 4/01/26)	5.000	04/01/36	362,400
1,925,000		New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation - College Station I LLC - Texas A&M University Project, Series 2014A	5.000	04/01/29	1,926,046
480,000	(h)	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, NCCD - College Station Properties LLC - Texas A&M University Project, Series 2015A	5.000	08/01/25	480,000
14,500,000	(h)	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, NCCD - College Station Properties LLC - Texas A&M University Project, Series 2015A	5.000	07/01/30	14,227,412
9,000,000	(h)	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, NCCD - College Station Properties LLC - Texas A&M University Project, Series 2015A	5.000	07/01/47	8,632,668
280,000		North Hays County Municipal Utility District 1, Texas, General Obligation Bonds, Unlimited Tax Series 2021 - BAM Insured	2.250	08/15/34	217,060
450,000		North Hays County Municipal Utility District 1, Texas, General Obligation Bonds, Unlimited Tax Series 2021 - BAM Insured	2.250	08/15/35	338,470
480,000		North Hays County Municipal Utility District 1, Texas, General Obligation Bonds, Unlimited Tax Series 2021 - BAM Insured	2.250	08/15/37	342,518
995,000		North Hays County Municipal Utility District 1, Texas, General Obligation Bonds, Unlimited Tax Series 2021 - BAM Insured	2.500	08/15/39	694,034

218	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TEXAS (continued)
$1,040,000		North Hays County Municipal Utility District 1, Texas, General Obligation Bonds, Unlimited Tax Series 2021 - BAM Insured	2.500%	08/15/41	$685,834
1,315,000		North Hays County Municipal Utility District 1, Texas, General Obligation Bonds, Unlimited Tax Series 2021 - BAM Insured	2.500	08/15/44	814,911
805,000		North Hays County Municipal Utility District 1, Texas, General Obligation Bonds, Unlimited Tax Series 2021 - BAM Insured	2.625	08/15/47	487,534
200,000	(e)	North Parkway Municipal Management District 1, Celina, Texas, Contract Revenue Bonds, Legacy Hills Public Improvement District Phase 1A-1B Improvements, Series 2021	3.000	09/15/26	196,607
800,000	(e)	North Parkway Municipal Management District 1, Celina, Texas, Contract Revenue Bonds, Legacy Hills Public Improvement District Phase 1A-1B Improvements, Series 2021	3.625	09/15/31	746,064
650,000	(e)	North Parkway Municipal Management District 1, Celina, Texas, Contract Revenue Bonds, Legacy Hills Public Improvement District Phase 1A-1B Improvements, Series 2021	4.000	09/15/41	560,554
5,000,000	(e)	North Parkway Municipal Management District 1, Celina, Texas, Special Assessment Revenue Bonds, Major Improvements Project, Series 2021	4.750	09/15/41	4,769,150
85,000	(e)	North Richland Hills, Texas, Special Assessment Revenue Bonds, City Point Public Improvement District Zone A Project, Series 2019	4.875	09/01/25	85,024
265,000	(e)	North Richland Hills, Texas, Special Assessment Revenue Bonds, City Point Public Improvement District Zone A Project, Series 2019	5.250	09/01/30	272,003
110,000	(e)	North Richland Hills, Texas, Special Assessment Revenue Bonds, City Point Public Improvement District Zone B Project, Series 2019	4.500	09/01/25	110,022
351,000	(e)	North Richland Hills, Texas, Special Assessment Revenue Bonds, City Point Public Improvement District Zone B Project, Series 2019	4.875	09/01/30	356,017
320,000	(e)	Oak Point, Denton County, Texas, Special Assessment Revenue Bonds, Chaparral Park Public Improvement District Improvement Area 1 Project, Series 2024	4.250	09/15/31	313,035
725,000	(e)	Oak Point, Denton County, Texas, Special Assessment Revenue Bonds, Chaparral Park Public Improvement District Improvement Area 1 Project, Series 2024	5.100	09/15/44	691,494
250,000	(e)	Oak Point, Denton County, Texas, Special Assessment Revenue Bonds, Oak Point 720 Public Improvement District Improvement Area 1 Project, Series 2024	4.700	09/15/31	248,023
575,000	(e)	Oak Point, Denton County, Texas, Special Assessment Revenue Bonds, Oak Point 720 Public Improvement District Improvement Area 1 Project, Series 2024	5.350	09/15/44	562,792
75,000	(e)	Oak Point, Denton County, Texas, Special Assessment Revenue Bonds, Oak Point Public Imporvement District 2 Project, Series 2020	2.500	09/01/25	74,346
195,000	(e)	Oak Point, Denton County, Texas, Special Assessment Revenue Bonds, Wildridge Public Imporvement District 1 Improvement Area 3 Project, Series 2019	3.500	09/01/29	186,457
550,000	(e)	Oak Point, Denton County, Texas, Special Assessment Revenue Bonds, Wildridge Public Imporvement District 1 Improvement Area 3 Project, Series 2019	4.000	09/01/39	502,184
316,000	(e)	Pilot Point, Texas, Special Assessment Revenue Bonds, Creekview Public Improvement District Zone A Improvement Area 1 Project, Series 2022	4.875	09/15/27	316,707
285,000	(e)	Pilot Point, Texas, Special Assessment Revenue Bonds, Creekview Public Improvement District Zone B Improvement Area 1 Project, Series 2022	4.875	09/15/27	285,597
417,000	(e)	Pilot Point, Texas, Special Assessment Revenue Bonds, Mobberly Public Improvement District Improvement Area 1 Project, Series 2022	4.875	09/15/27	417,933
912,000	(e)	Pilot Point, Texas, Special Assessment Revenue Bonds, Mobberly Public Improvement District Improvement Area 1 Project, Series 2022	5.125	09/15/32	915,503

See Notes to Financial Statements	219

Portfolio of Investments March 31, 2025 (continued)

Short Duration High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TEXAS (continued)
$489,000	(e)	Pilot Point, Texas, Special Assessment Revenue Bonds, Mobberly Public Improvement District Improvement Area 2 Project, Series 2022	5.375%	09/15/27	$491,552
500,000	(e)	Pilot Point, Texas, Special Assessment Revenue Bonds, Mobberly Public Improvement District Improvement Area 2 Project, Series 2022	5.625	09/15/32	518,867
1,250,000	(e)	Plano, Collin and Denton Counties, Texas, Special Assessment Revenue Bonds, Haggard Farm Public Improvement District Project, Major Improvement Area Project Series 2023	8.250	09/15/43	1,303,826
125,000		Ponder, Texas, Special Assessment Revenue Bonds, Public Improvement District 1 Estates at Remington Park, Series 2017	4.000	09/01/27	125,376
21,470,000	(e)	Port Beaumont Industrial Development Authority, Texas, Facility Revenue Bonds, Jefferson Gulf Coast Energy Project, Series 2021B	4.100	01/01/28	19,487,967
4,900,000	(e)	Port Beaumont Navigation District, Jefferson County, Texas, Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project, Series 2020, (AMT)	3.625	01/01/35	4,432,516
2,380,000	(e)	Port Beaumont Navigation District, Jefferson County, Texas, Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project, Series 2020, (AMT)	4.000	01/01/50	1,957,419
2,710,000	(e)	Port Beaumont Navigation District, Jefferson County, Texas, Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project, Series 2021A, (AMT)	1.875	01/01/26	2,662,510
1,250,000	(e)	Port Beaumont Navigation District, Jefferson County, Texas, Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project, Series 2021A, (AMT)	2.000	01/01/27	1,201,311
1,850,000	(e)	Port Beaumont Navigation District, Jefferson County, Texas, Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project, Series 2021A, (AMT)	2.125	01/01/28	1,744,505
2,100,000	(e)	Port Beaumont Navigation District, Jefferson County, Texas, Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project, Series 2021A, (AMT)	2.250	01/01/29	1,941,491
2,400,000	(e)	Port Beaumont Navigation District, Jefferson County, Texas, Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project, Series 2021A, (AMT)	2.625	01/01/31	2,154,403
8,605,000	(e)	Port Beaumont Navigation District, Jefferson County, Texas, Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project, Series 2021A, (AMT)	2.750	01/01/36	7,117,569
7,215,000	(e)	Port Beaumont Navigation District, Jefferson County, Texas, Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project, Series 2021A, (AMT)	2.875	01/01/41	5,575,215
1,000,000	(e)	Port Beaumont Navigation District, Jefferson County, Texas, Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project, Series 2024A, (AMT)	5.000	01/01/39	1,008,559
334,000		Princeton, Collins County, Texas, Special Assessment Revenue Bonds, Winchester Public Improvement District 2 Project, Series 2022	4.250	09/01/27	333,512
460,000		Princeton, Collins County, Texas, Special Assessment Revenue Bonds, Winchester Public Improvement District 2 Project, Series 2022	4.750	09/01/32	460,863
275,000	(e)	Princeton, Collins County, Texas, Special Assessment Revenue Bonds, Windmore Public Improvement District Improvement Area 1 Project, Series 2022	4.375	09/01/31	273,235
500,000	(e)	Princeton, Collins County, Texas, Special Assessment Revenue Bonds, Windmore Public Improvement District Improvement Area 1 Project, Series 2022	5.125	09/01/44	478,524
50,000	(e)	Princeton, Texas, Special Assessment Revenue Bonds, Brookside Public Improvement District Phase 2 & 3 Project, Series 2021	2.500	09/01/26	48,788
148,000	(e)	Princeton, Texas, Special Assessment Revenue Bonds, Brookside Public Improvement District Phase 2 & 3 Project, Series 2021	3.000	09/01/31	134,654
350,000	(e)	Princeton, Texas, Special Assessment Revenue Bonds, Brookside Public Improvement District Phase 2 & 3 Project, Series 2021	3.375	09/01/41	276,860
257,000	(e)	Princeton, Texas, Special Assessment Revenue Bonds, Eastridge Public Improvement District 1 Project, Series 2022	4.250	09/01/27	256,682

220	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TEXAS (continued)
$400,000	(e)	Princeton, Texas, Special Assessment Revenue Bonds, Eastridge Public Improvement District 1 Project, Series 2022	4.750%	09/01/32	$399,254
450,000	(e)	Princeton, Texas, Special Assessment Revenue Bonds, Eastridge Public Improvement District Improvement Area 2 Project, Series 2023	4.500	09/01/30	450,866
650,000		Princeton, Texas, Special Assessment Revenue Bonds, Eastridge Public Improvement District Improvement Area 3 Project, Series 2024	4.250	09/01/31	639,211
750,000		Princeton, Texas, Special Assessment Revenue Bonds, Eastridge Public Improvement District Improvement Area 3 Project, Series 2024	5.000	09/01/44	711,824
340,000	(e),(j)	Princeton, Texas, Special Assessment Revenue Bonds, Eastridge Public Improvement District Improvement Area 4 Project, Series 2025	4.250	09/01/30	339,001
340,000	(e),(j)	Princeton, Texas, Special Assessment Revenue Bonds, Eastridge Public Improvement District Improvement Area 4 Project, Series 2025	4.600	09/01/35	338,840
280,000	(e),(j)	Princeton, Texas, Special Assessment Revenue Bonds, Eastridge Public Improvement District Improvement Area 4 Project, Series 2025	5.375	09/01/45	277,802
2,400,000	(e)	Princeton, Texas, Special Assessment Revenue Bonds, Sicily Public Improvement District Improvement Area 1 Project, Series 2023	7.000	09/01/43	2,424,343
515,000	(e)	Princeton, Texas, Special Assessment Revenue Bonds, Southridge Public Improvement District Improvement Area 2 Project, Series 2024	4.375	09/01/31	510,281
900,000	(e)	Princeton, Texas, Special Assessment Revenue Bonds, Southridge Public Improvement District Improvement Area 2 Project, Series 2024	5.250	09/01/44	878,878
450,000	(e),(j)	Princeton, Texas, Special Assessment Revenue Bonds, Westridge Public Improvement District Improvement Area 1 Project, Series 2025	4.250	09/01/30	448,678
400,000	(e),(j)	Princeton, Texas, Special Assessment Revenue Bonds, Westridge Public Improvement District Improvement Area 1 Project, Series 2025	4.600	09/01/35	398,635
300,000	(e),(j)	Princeton, Texas, Special Assessment Revenue Bonds, Westridge Public Improvement District Improvement Area 1 Project, Series 2025	5.375	09/01/45	297,645
540,000	(e)	Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails Public Improvement District 2 Phase 1 Project, Series 2019	4.000	09/01/29	524,920
390,000	(e)	Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails Public Improvement District 2 Phase 2-6 Major Improvement Project, Series 2019	5.000	09/01/29	392,122
350,000	(e)	Princeton, Texas, Special Assessment Revenue Bonds, Winchester Crossing Public Improvement District 3 Project, Series 2024	4.375	09/01/31	344,880
93,000	(e)	Princeton, Texas, Special Assessment Revenue Bonds, Winchester Public Improvement District Phase 3 & 4 Project, Series 2021	2.375	09/01/26	90,142
215,000	(e)	Princeton, Texas, Special Assessment Revenue Bonds, Winchester Public Improvement District Phase 3 & 4 Project, Series 2021	2.875	09/01/31	191,045
550,000	(e)	Princeton, Texas, Special Assessment Revenue Bonds, Winchester Public Improvement District Phase 3 & 4 Project, Series 2021	3.250	09/01/41	413,567
260,000	(e)	Providence Village, Denton County, Texas, Special Assessment Revenue Bonds, Foree Ranch Public Improvement District Improvement Area 1 Project Series 2024	4.375	09/01/31	257,190
650,000	(e)	Providence Village, Denton County, Texas, Special Assessment Revenue Bonds, Foree Ranch Public Improvement District Improvement Area 1 Project Series 2024	5.000	09/01/44	622,177
330,000	(e)	Providence Village, Denton County, Texas, Special Assessment Revenue Bonds, Foree Ranch Public Improvement District Improvement Area 2 Project Series 2025	4.250	09/01/30	327,141
430,000	(e)	Providence Village, Denton County, Texas, Special Assessment Revenue Bonds, Foree Ranch Public Improvement District Improvement Area 2 Project Series 2025	4.500	09/01/35	421,535

See Notes to Financial Statements	221

Portfolio of Investments March 31, 2025 (continued)

Short Duration High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TEXAS (continued)
$500,000	(e)	Providence Village, Denton County, Texas, Special Assessment Revenue Bonds, Foree Ranch Public Improvement District Improvement Area 2 Project Series 2025	5.350%	09/01/45	$492,733
1,125,000	(h)	Red River Health Facilities Development Corporation, Texas, First Mortgage Revenue Bonds, Eden Home Inc., Series 2012	3.000	06/15/23	517,500
530,000	(e)	Royse CIty, Rockwall County, Texas, Special Assessment Revenue Bonds, Parkside Village Public improvement District Project, Series 2019	3.625	09/15/29	509,359
315,000	(e)	Royse CIty, Rockwall County, Texas, Special Assessment Revenue Bonds, Waterscape Public improvement District Improvement Area 1 Phase 1B Project, Series 2019	3.875	09/15/29	305,009
300,000	(e)	Royse CIty, Rockwall County, Texas, Special Assessment Revenue Bonds, Waterscape Public improvement District Improvement Area 1 Project, Series 2017	4.250	09/15/28	297,373
555,000	(e)	Royse CIty, Rockwall County, Texas, Special Assessment Revenue Bonds, Waterscape Public improvement District Improvement Area 2 Project, Series 2019	4.125	09/15/29	546,862
365,000	(e)	Royse CIty, Rockwall County, Texas, Special Assessment Revenue Bonds, Waterscape Public improvement District Improvement Area 3 Project, Series 2022	4.750	09/15/27	366,935
736,000	(e)	Royse CIty, Rockwall County, Texas, Special Assessment Revenue Bonds, Waterscape Public improvement District Improvement Area 3 Project, Series 2022	5.125	09/15/32	756,430
2,216,000	(e)	Royse CIty, Rockwall County, Texas, Special Assessment Revenue Bonds, Waterscape Public improvement District Improvement Area 3 Project, Series 2022	5.625	09/15/42	2,164,498
430,000	(e)	Royse City, Rockwall County, Texas, Special Assessment Revenue Bonds, Waterscape Publifc improvement District Major Improvement Area Project, Series 2017	4.750	09/15/28	431,829
225,000	(e)	Royse CIty, Rockwall, Collin and Hunt Counties, Texas, Special Assessment Revenue Bonds, Creekshaw Public Improvement District Improvement Area 1 Project, Series 2020	3.625	09/15/30	208,600
240,000	(e)	Royse City, Rockwall, Collin and Hunt Counties, Texas, Special Assessment Revenue Bonds, Creekshaw Public Improvement District Improvement Area 2 Project, Series 2022	4.875	09/15/27	241,703
300,000	(e)	Royse City, Rockwall, Collin and Hunt Counties, Texas, Special Assessment Revenue Bonds, Creekshaw Public Improvement District Improvement Area 2 Project, Series 2022	5.250	09/15/32	310,149
400,000	(e)	Royse City, Rockwall, Collin and Hunt Counties, Texas, Special Assessment Revenue Bonds, Liberty Crossing Public Improvement District Improvement Area 2 Project, Series 2024	5.375	09/15/44	392,690
450,000		SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply Revenue Bonds, Series 2007	5.500	08/01/27	468,116
660,000	(e)	Sachse, Texas, Special Assessment Bonds, Sachse Public Improvement District 1 Improvement Area 1 Project, Series 2022	5.625	09/15/42	679,237
720,000	(e)	Sachse, Texas, Special Assessment Bonds, Sachse Public Improvement District 1 Improvement Areas 2-3 Project, Series 2022	6.875	09/15/42	782,664
265,000		San Antonio Education Facilities Corporation, Texas, Higher Education Revenue Bonds, Hallmark University Project, Series 2021A	5.000	10/01/31	251,088
4,435,000		San Antonio, Texas, Airport System Revenue Bonds, Improvement Series 2015, (AMT)	5.000	07/01/45	4,435,321
1,270,000	(e)	San Marcos City, Hays, Caldwell and Guadalupe Counties, Texas, Special Assessment Revenue Bonds, San Marcos Trace Public Improvement District Series 2019	5.000	09/01/29	1,275,738
293,000	(e)	San Marcos City, Hays, Caldwell and Guadalupe Counties, Texas, Special Assessment Revenue Bonds, San Marcos Trace Public Improvement District Series 2024	4.875	09/01/30	291,118
206,000	(e)	San Marcos, Hays, Caldwell and Guadalupe Counties, Texas, Special Assessment Revenue Bonds, Whisper South Public Improvement District, Series 2020	3.750	09/01/27	201,972

222	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TEXAS (continued)
$500,000	(e)	San Marcos, Hays, Caldwell and Guadalupe Counties, Texas, Special Assessment Revenue Bonds, Whisper South Public Improvement District, Series 2020	4.000%	09/01/32	$476,184
149,000	(e)	Santa Fe, Galveston County, Texas, Special Assessment Revenue Bonds, Mulberry Farms Public Improvement District Series 2022	4.375	09/01/27	147,991
295,000	(e)	Santa Fe, Galveston County, Texas, Special Assessment Revenue Bonds, Mulberry Farms Public Improvement District Series 2022	4.625	09/01/32	289,464
650,000	(e)	Santa Fe, Galveston County, Texas, Special Assessment Revenue Bonds, Mulberry Farms Public Improvement District Series 2022	4.875	09/01/42	619,790
2,865,000		Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Buckner Senior Living Ventana Project, Series 2017A	6.000	11/15/27	2,940,055
3,095,000		Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Buckner Senior Living Ventana Project, Series 2017A	6.750	11/15/47	3,169,910
944,991	(h)	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Northwest Senior Housing-Edgemere Project, Series 2015A	5.000	11/15/25	95
140,000	(g)	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Series 2006B (TSFR3M*0.67% + 0.700%)	3.756	12/15/26	140,109
1,890,000		Texas Private Activity Bond Surface Transpiration Corporation, Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC Refunding Series 2023, (AMT)	5.375	06/30/39	1,986,277
1,000,000		Texas Private Activity Bond Surface Transpiration Corporation, Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC Refunding Series 2023, (AMT)	5.500	06/30/40	1,054,500
1,500,000		Texas Private Activity Bond Surface Transpiration Corporation, Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC Refunding Series 2023, (AMT)	5.500	06/30/41	1,574,370
1,250,000		Texas Private Activity Bond Surface Transpiration Corporation, Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC Refunding Series 2023, (AMT)	5.500	06/30/42	1,307,642
1,760,000		Texas Private Activity Bond Surface Transpiration Corporation, Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC Refunding Series 2023, (AMT)	5.500	06/30/43	1,836,996
370,000		Town Of Hickory Creek, Denton County, Texas, Special Assessment Revenue Bonds, Hickory Creek Public Improvement District, Series 2018	5.125	09/01/28	374,413
300,000	(e)	Town of Lakewood Village, Texas, Lakewood Village Public Improvement District Improvement District No. 1 Project Special Assessment Revenue Bonds Series 2022	4.375	09/15/27	297,845
500,000	(e)	Town of Lakewood Village, Texas, Lakewood Village Public Improvement District Improvement District No. 1 Project Special Assessment Revenue Bonds Series 2022	4.750	09/15/32	489,457
1,000,000	(e)	Town of Lakewood Village, Texas, Lakewood Village Public Improvement District Improvement District No. 1 Project Special Assessment Revenue Bonds Series 2022	5.250	09/15/42	969,008
560,000	(e)	Travis County Development Authority, Texas, Contract Assessment Revenue Bonds, Bella Fortuna Public Improvement District, Series 2024	4.500	09/01/31	560,888
845,000	(e)	Travis County Development Authority, Texas, Contract Assessment Revenue Bonds, Bella Fortuna Public Improvement District, Series 2024	5.375	09/01/44	853,605
300,000	(e)	Travis County Development Authority, Texas, Contract Assessment Revenue Bonds, Turner’s Crossing Public Improvement District Area1 Project, Series 2022	4.375	09/01/27	300,459
300,000	(e)	Travis County Development Authority, Texas, Contract Assessment Revenue Bonds, Turner’s Crossing Public Improvement District Area1 Project, Series 2022	4.750	09/01/32	304,942
625,000	(e)	Travis County Development Authority, Texas, Contract Assessment Revenue Bonds, Turner’s Crossing Public Improvement District Area1 Project, Series 2025	4.250	09/01/31	618,048

See Notes to Financial Statements	223

Portfolio of Investments March 31, 2025 (continued)

Short Duration High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TEXAS (continued)
$800,000	(e)	Travis County Development Authority, Texas, Contract Assessment Revenue Bonds, Turner’s Crossing Public Improvement District Area1 Project, Series 2025	5.000%	09/01/44	$779,889
360,000	(e)	Uhland, Hays and Caldwell Counties, Texas, Special Assessment Revenue Bonds, Anderson Park Public Improvement District Improvement Area 1 Project, Series 2022	4.375	09/01/31	357,690
615,000	(e)	Uhland, Hays and Caldwell Counties, Texas, Special Assessment Revenue Bonds, Anderson Park Public Improvement District Improvement Area 1 Project, Series 2022	5.125	09/01/44	595,720
945,000	(e)	Uhland, Hays and Caldwell Counties, Texas, Special Assessment Revenue Bonds, Watermill Public Improvement District, Series 2022	5.875	09/01/32	984,559
425,000		Uptown Development Authority, Houston, Texas, Tax Increment Contract Revenue Bonds, Infrastructure Improvement Facilities, Refunding Series 2021	5.000	09/01/31	444,024
425,000		Uptown Development Authority, Houston, Texas, Tax Increment Contract Revenue Bonds, Infrastructure Improvement Facilities, Refunding Series 2021	4.000	09/01/32	416,030
755,000		Uptown Development Authority, Houston, Texas, Tax Increment Contract Revenue Bonds, Infrastructure Improvement Facilities, Refunding Series 2021	3.000	09/01/34	656,270
280,000		Uptown Development Authority, Houston, Texas, Tax Increment Contract Revenue Bonds, Infrastructure Improvement Facilities, Refunding Series 2021	4.000	09/01/35	262,299
1,645,000		Uptown Development Authority, Houston, Texas, Tax Increment Contract Revenue Bonds, Infrastructure Improvement Facilities, Series 2017A	5.000	09/01/39	1,645,014
567,000	(e)	Venus, Johnson County, Texas, Special Assessment Revenue Bonds, Brahman Ranch Public Improvement District, Series 2022	5.625	09/15/28	569,767
2,394,000	(e)	Venus, Johnson County, Texas, Special Assessment Revenue Bonds, Brahman Ranch Public Improvement District, Series 2022	6.250	09/15/42	2,389,172
171,000	(e)	Venus, Johnson County, Texas, Special Assessment Revenue Bonds, Patriot Estates Public Improvement District, Series 2021	2.625	09/15/26	166,241
250,000	(e)	Venus, Johnson County, Texas, Special Assessment Revenue Bonds, Patriot Estates Public Improvement District, Series 2021	3.125	09/15/31	226,678
340,000		Vista Lago, Travis County, Texas, Special Assessment Revenue Bonds, Tessera on Lake Travis Public Improvement District Improvement Area #2 Project, Series 2018	4.500	09/01/27	341,899
500,000	(e)	Vista Lago, Travis County, Texas, Special Assessment Revenue Bonds, Tessera on Lake Travis Public Improvement District Improvement Area #3 Project, Series 2024	4.750	09/01/30	496,895
1,220,000	(e)	Vista Lago, Travis County, Texas, Special Assessment Revenue Bonds, Tessera on Lake Travis Public Improvement District Improvement Area #3 Project, Series 2024	5.625	09/01/43	1,201,629
445,000		Westlake, Texas, Special Assessment Revenue Bonds, Solana Public Improvement District, Series 2015	5.500	09/01/25	448,099
1,680,000		Westlake, Texas, Special Assessment Revenue Bonds, Solana Public Improvement District, Series 2015	6.125	09/01/35	1,676,543
1,805,000		Westlake, Texas, Special Assessment Revenue Bonds, Solana Public Improvement District, Series 2015	6.250	09/01/40	1,797,847

		TOTAL TEXAS			604,252,383

		UTAH - 1.1%
560,000	(e)	Black Desert Public Infrastructure District, Utah, Limited Tax General Obligation Bonds Series 2021A	3.250	03/01/31	526,170
1,835,000	(e)	Black Desert Public Infrastructure District, Utah, Limited Tax General Obligation Bonds Series 2021A	3.500	03/01/36	1,637,826
2,015,000	(e),(h)	Box Elder County, Utah, Solid Waste Disposal Revenue Bonds, Promontory Point Res, LLC, Senior Series 2017A, (AMT)	8.000	12/01/39	1,950,087
3,919,000		Coral Junction Public Infrastructure District 1, Utah, Limited Tax General Obligation Bonds, Series 2022A-1	6.500	03/01/53	3,758,200
2,432,000	(e)	Coral Junction Public Infrastructure District 1, Utah, Special Assessment Bonds, Coral Junction Assessment Area, Series 2022A-2	5.500	06/01/41	2,330,628

224	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		UTAH (continued)
$1,345,000	(e)	Downtown East Streetcar Sewer Public Infrastructure District, South Salt Lake, Salt Lake County, Utah, Limited Tax General Obligation Bonds, Series 2022A	5.750%	03/01/42	$1,340,224
989,000	(e)	Firefly Public Infrastructure District 1, Utah, Limited Tax General Obligation Bonds, Series 2024A-1	5.625	12/01/43	993,054
1,790,000	(e)	MIDA Military Installation Development Authority Golf and Equestrian Center Public Infrastructure District, Utah, Limited Tax and Tax Allocation Revenue Bonds, Series 2021	4.125	06/01/36	1,526,384
1,750,000	(e)	MIDA Mountain Village Public Infrastructure District, Utah, Subordinate Tax Allocation Revenue Bonds, Series 2024-1	5.125	06/15/54	1,665,328
1,000,000	(e)	MIDA Mountain Village Public Infrastructure District, Utah, Subordinate Tax Allocation Revenue Bonds, Series 2024-2	5.750	06/15/44	1,025,732
1,730,000		Military Installation Development Authority, Utah, Tax Allocation Revenue Bonds Series 2021A-2	4.000	06/01/36	1,607,382
6,750,000		Military Installation Development Authority, Utah, Tax Allocation Revenue Bonds Series 2021A-2	4.000	06/01/41	6,026,013
4,755,000		Military Installation Development Authority, Utah, Tax Allocation Revenue Bonds Series 2021A-2	4.000	06/01/52	3,995,254
5,650,000		Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2017A, (AMT)	5.000	07/01/36	5,753,769
8,140,000		Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2017A, (AMT)	5.000	07/01/47	8,149,745
3,670,000	(e)	Sienna Hills Public Infrastructure District No. 1 Limited Tax General Obligation and Sales Tax Revenue Bonds, Utah, Series 2023A	6.750	07/01/35	3,689,182
1,660,000	(e)	Utah Charter School Finance Authority, Charter School Revenue Bonds, Leadership Learning Academy Project, Series 2019A	5.000	06/15/29	1,679,032
2,115,000	(e)	Utah Charter School Finance Authority, Charter School Revenue Bonds, Leadership Learning Academy Project, Series 2019A	5.000	06/15/34	2,122,803
475,000	(e)	Utah Charter School Finance Authority, Charter School Revenue Bonds, Mountain West Montessori Academy Project, Series 2020A	5.000	06/15/39	449,888
1,155,000	(e)	Utah Charter School Finance Authority, Revenue Bonds, Beehive Science & Technology Academy, Series 2021A	4.000	10/15/31	1,077,160
1,040,000	(e)	Utah Charter School Finance Authority, Revenue Bonds, Channing Hall Project, Refunding Series 2017A	4.500	07/15/27	1,043,233
5,430,000	(e)	Utah Charter School Finance Authority, Revenue Bonds, Channing Hall Project, Refunding Series 2017A	5.250	07/15/38	5,444,769
1,130,000	(e)	Utah Charter School Finance Authority, Revenue Bonds, Ronald Eilson Reagan Academy Project, Refunding Series 2016A	5.000	02/15/36	1,100,310
1,350,000	(e)	Utah Charter School Finance Authority, Revenue Bonds, Wallace Stegner Academy Project, Series 2019A	5.000	06/15/39	1,304,374

		TOTAL UTAH			60,196,547

		VERMONT - 0.1%
2,750,000	(e)	Vermont Economic Development Authority, Solid Waste Disposal Revenue Bonds, Casella Waste Systems, Inc. Project, Series 2022A-3, (AMT), (Mandatory Put 6/01/32)	4.375	06/01/52	2,758,570

		TOTAL VERMONT			2,758,570

		VIRGIN ISLANDS - 0.6%
11,105,000		Matching Fund Special Purpose Securitization Corporation, Virgin Islands, Revenue Bonds, Series 2022A	5.000	10/01/39	11,303,854
415,000		Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2012A	5.000	10/01/32	402,473
5,200,000	(e)	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Bond Anticipation Notes, Senior Series 2021A	6.750	07/01/26	5,106,539
6,080,000	(e)	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Bond Anticipation Notes, Series 2024A	8.000	07/01/26	6,063,303
420,000	(e)	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Refunding Series 2024B	10.250	07/01/26	420,115
4,810,000		Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Series 2007B	5.000	07/01/31	4,486,301
4,545,000	(e)	West Indian Company Limited, Virgin Islands, Port Facilities Revenue Bonds WICO Financing Series 2022, (AMT)	5.875	10/01/32	4,274,105

See Notes to Financial Statements	225

Portfolio of Investments March 31, 2025 (continued)

Short Duration High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		VIRGIN ISLANDS (continued)
$1,000,000	(e)	West Indian Company Limited, Virgin Islands, Port Facilities Revenue Bonds WICO Financing Series 2022B, (AMT)	6.250%	10/01/42	$978,032

		TOTAL VIRGIN ISLANDS			33,034,722

		VIRGINIA - 0.6%
270,000		Ballston Quarter Community Development Authority, Arlington County, Virginia, Revenue Bonds, Series 2016A	5.000	03/01/26	268,298
1,920,000		Ballston Quarter Community Development Authority, Arlington County, Virginia, Revenue Bonds, Series 2016A	5.125	03/01/31	1,864,176
2,730,000	(e),(h)	Bristol Industrial Development Agency, Virginia, Revenue Bonds, The Falls-Bristol Project, Series 2014B	2.750	11/01/29	2,056,397
1,000,000	(e)	Cherry Hill Community Development Authority, Virginia, Special Assesment Bonds, Potomac Shores Project, Series 2015	5.150	03/01/35	1,000,088
815,000	(e)	Cutalong II Community Development Authority, Louisa County, Virginia, Special Assessment Revenue Bonds, Cutalong II Project, Series 2022	4.000	03/01/32	754,976
3,332,000	(e)	Cutalong II Community Development Authority, Louisa County, Virginia, Special Assessment Revenue Bonds, Cutalong II Project, Series 2022	4.250	03/01/42	2,840,807
25,000	(e)	Farms of New Kent Community Development Authority, Virginia, Special Assessment Bonds, Refunding Series 2021A	3.750	03/01/36	23,408
1,270,000		James City County Economic Development Authority, Virginia, Residential Care Facility Revenue Bonds, Williamsburg Landing Inc., Series 2024C-2	5.500	12/01/28	1,271,393
1,900,000		James City County Economic Development Authority, Virginia, Residential Care Facility Revenue Bonds, Williamsburg Landing Inc., Series 2024C-3	5.250	12/01/27	1,901,741
4,000,000		Virginia Beach Development Authority, Virginia, Residential Care Facility Revenue Bonds, Westminster Canterbury on Chesapeake Bay, Series 2023B-1	6.250	09/01/30	4,091,479
7,500,000		Virginia Beach Development Authority, Virginia, Residential Care Facility Revenue Bonds, Westminster Canterbury on Chesapeake Bay, Series 2023B-2	5.750	09/01/30	7,672,392
4,000,000		Virginia Beach Development Authority, Virginia, Residential Care Facility Revenue Bonds, Westminster Canterbury on Chesapeake Bay, Series 2023B-3	5.375	09/01/29	4,091,687
105,000		Virginia College Building Authority, Educational Facilities Revenue Bonds, Regent University Project, Series 2021	4.000	06/01/46	88,994
975,000	(e)	Virginia Small Business Finance Authority, Tourism Development Financing Program Revenue Bonds, Downtown Norfolk and Virginia Beach Oceanfront Hotel Projects, Series 2018A	8.500	04/01/28	992,105
100,000		Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform 66 P3 Project, Senior Lien Series 2017, (AMT)	5.000	12/31/47	100,330
3,835,000		Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform 66 P3 Project, Senior Lien Series 2017, (AMT)	5.000	12/31/56	3,783,538
2,045,000	(e)	Virginia Small Business Financing Authority, Solid Waste Disposal Revenue Bonds, Covanta Project, Series 2018, (AMT), (Mandatory Put 7/01/38)	5.000	01/01/48	2,040,170

		TOTAL VIRGINIA			34,841,979

		WASHINGTON - 0.2%
515,000		King County Public Hospital District 4, Washington, General Obligation Bonds, Snoqualmie Valley Hospital, Refunding Limited Tax Series 2015A	4.250	12/01/25	514,300
835,000		Kitsap County Consolidated Housing Authority, Washington, Pooled Tax Credit Housing Revenue Bonds, Series 2007, (AMT)	5.500	06/01/27	832,945
1,500,000		Kitsap County Consolidated Housing Authority, Washington, Pooled Tax Credit Housing Revenue Bonds, Series 2007, (AMT)	5.600	06/01/37	1,411,718
805,000		Seattle Housing Authority, Washington, Revenue Bonds, Newholly Phase I Project, Series 2016A	3.550	10/01/46	714,865
185,000		Tacoma Consolidated Local Improvement District 65, Washington, Special Assessment Bonds, Series 2013	5.750	04/01/43	179,152

226	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		WASHINGTON (continued)
$245,000	(e)	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Bayview Manor Senior Project, Refunding Series 2016A	4.000%	07/01/26	$244,136
305,000	(e),(i)	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Herons Key Senior Living, Series 2015A, (ETM)	6.000	07/01/25	306,892
2,000,000	(e)	Washington State Housing Finance Commission, Non-profit Housing Revenue Bonds, Presbyterian Retirement Communities Northwest Proejct, Refunding Series 2016A	5.000	01/01/31	2,012,347
2,910,000	(e)	Washington State Housing Finance Commission, Nonprofit Refunding Revenue Bonds, Wesley Homes at Lea Hill Project, Series 2016	5.000	07/01/31	2,823,489
2,000,000	(e)	Washington State Housing Finance Commission, Nonprofit Refunding Revenue Bonds, Wesley Homes at Lea Hill Project, Series 2016	5.000	07/01/36	1,833,857

		TOTAL WASHINGTON			10,873,701

		WEST VIRGINIA - 0.3%
1,500,000		Glenville State College, West Virginia, Revenue Bonds, Refunding & Improvement Series 2017	4.500	06/01/32	1,432,698
660,000	(e)	Monongalia County Commission, West Virginia, Special District Excise Tax Revenue Bonds, University Town Centre Economic Opportunity Development District, Refunding & Improvement Series 2017A	4.500	06/01/27	662,971
4,745,000	(e)	Monongalia County Commission, West Virginia, Special District Excise Tax Revenue Bonds, University Town Centre Economic Opportunity Development District, Refunding & Improvement Series 2017A	5.750	06/01/43	4,800,053
205,000	(e)	Monongalia County Commission, West Virginia, Special District Excise Tax Revenue Bonds, University Town Centre Economic Opportunity Development District, Refunding & Improvement Series 2021A	4.125	06/01/43	176,615
11,905,000	(e),(k)	Monongalia County Commission, West Virginia, Special District Excise Tax Revenue Bonds, University Town Centre Economic Opportunity Development District, Subordinate Improvement and Refunding Series 2023B	0.000	06/01/53	2,562,764
500,000	(e)	South Charleston, West Virginia, Special District Excise Tax Revenue Improvement Bonds, South Charleston Park Place Project, Series 2022A	4.250	06/01/42	402,359
1,485,000	(e)	West Virginia Economic Development Authority, Dock and Wharf Facilities Revenue Bonds, Empire Trimodal Terminal, LLC Project, Series 2020	7.625	12/01/40	1,179,506
1,625,000	(e)	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Core Natural Resources, INC Project, AMT Series 2025, (AMT), (Mandatory Put 3/27/35)	5.450	01/01/55	1,664,556
1,000,000		West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Cabell Huntington Hospital, Inc. Project, Refunding & Improvement Series 2018A	5.000	01/01/36	1,021,776

		TOTAL WEST VIRGINIA			13,903,298

		WISCONSIN - 7.5%
1,415,000	(j)	Elkhart Lake-Glenbeulah School District, Sheboygan County, Wisconsin, General Obligation Bonds, Series 2025 - BAM Insured	55.000	03/01/26	2,026,147
2,840,000		Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin, General Revenue Bonds, Refunding Series 2017	6.750	06/01/32	2,809,815
1,000,000		Markesan School District, Columbia, Dodge, Fond Du Lac, Green Lake and Marquette Counties, Wisconsin, General Obligation Bonds, Promissory Notes Series 2025	55.000	03/01/26	1,461,403
300,000		Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue Bonds, Public Schools, Series 2017	5.000	11/15/31	309,591
190,000		Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue Bonds, Public Schools, Series 2017	5.000	11/15/33	195,860
170,000	(e)	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Alamance Community School, Series 2021A	4.250	06/15/31	161,473

See Notes to Financial Statements	227

Portfolio of Investments March 31, 2025 (continued)

Short Duration High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		WISCONSIN (continued)
$3,360,000	(e)	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, American Preparatory Academy, Las Vegas 2 Project, Series 2019A	5.000%	07/15/49	$3,229,770
275,000	(e)	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Ascend Leadership Academy Project, Series 2021A	4.250	06/15/31	252,289
895,000	(e)	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Ascend Leadership Academy Project, Series 2021A	5.000	06/15/41	781,393
400,000	(e)	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Coral Academy of Science, Reno, Series 2021A	4.000	06/01/36	362,933
35,000	(e)	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Cornerstone Charter Academy, North Carolina, Series 2016A	4.250	02/01/26	34,964
745,000	(e)	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Corvian Community School Bonds, North Carolina, Series 2019A	4.000	06/15/29	719,626
390,000	(e)	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Corvian Community School Bonds, North Carolina, Series 2019A	5.000	06/15/39	363,206
605,000	(e)	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Corvian Community School, North Carolina, Series 2017A	4.250	06/15/29	590,077
2,225,000	(e)	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Discovery Charter School Project, Series 2022A	6.500	06/01/42	2,228,559
1,365,000	(e)	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Discovery Charter School Project, Series 2022A	6.500	06/01/47	1,359,648
995,000	(e)	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Discovery Charter School Project, Series 2022A	6.625	06/01/52	991,542
525,000	(e)	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Discovery Charter School Project, Series 2022A	6.750	06/01/62	525,045
145,000	(e)	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Envision Science Academy Project, Series 2016A	4.125	05/01/26	143,738
1,075,000		Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Explore Knowledge Foundation Las Vegas Project, Series 2012A	5.750	07/15/32	1,075,750
700,000	(e)	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Foundation Academy Charter School Project, Series 2024	5.000	07/01/35	716,480
1,800,000	(e)	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Foundation Academy Charter School Project, Series 2024	4.750	07/01/45	1,681,862
250,000	(e)	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Founders Academy of Las Vegas, Series 2023A	5.750	07/01/33	259,533
325,000	(e)	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Founders Academy of Las Vegas, Series 2023A	6.375	07/01/43	334,848
650,000	(e)	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Freedom Classical Academy Inc., Series 2020A	5.000	01/01/31	653,357
745,000	(e)	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Guilford Preparatory Academy, North Carolina, Taxable Series 2022A	4.375	04/01/32	715,471
3,780,000	(e)	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Mallard Creek STEM Academy, North Carolina, Series 2019	5.125	06/15/39	3,728,450
2,550,000	(e)	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, North Carolina Charter Educational Foundation Project, Series 2016A	4.100	06/15/26	2,525,792
8,255,000	(e)	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, North Carolina Charter Educational Foundation Project, Series 2016A	5.000	06/15/36	7,492,296
1,805,000	(e)	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Phoenix Academy Charter School, North Carolina, Series 2017A	5.000	06/15/27	1,791,795
230,000	(e)	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Quality Education Academy Project, Series 2023A	5.250	07/15/33	242,246
460,000	(e)	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Quality Education Academy Project, Series 2023A	6.000	07/15/43	484,150

228	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		WISCONSIN (continued)
$85,000	(e)	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Research Triangle High School Project, North Carolina, Series 2015A	4.375%	07/01/25	$84,970
1,145,000	(e)	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Uwharrie Charter Academy, North Carolina, Series 2017A	4.500	06/15/29	1,140,399
510,000	(e)	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Uwharrie Charter Academy, North Carolina, Series 2022A	4.500	06/15/32	511,154
1,310,000	(e)	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Uwharrie Charter Academy, North Carolina, Series 2022A	5.000	06/15/42	1,296,039
1,935,000	(e)	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Vegas Vista Academy, Series 2024A	6.500	06/01/39	1,877,871
670,000	(e)	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Vegas Vista Academy, Taxable Series 2024B	8.000	06/01/32	672,146
1,450,000	(e)	Public Finance Authority of Wisconsin, Contract Revenue Bonds, Mercer Crossing Public Improvement District Project, Series 2017	6.750	03/01/27	1,506,351
2,500,000	(e)	Public Finance Authority of Wisconsin, Contract Revenue Bonds, Mercer Crossing Public Improvement District Project, Series 2017	7.000	03/01/47	2,557,296
1,725,000	(e)	Public Finance Authority of Wisconsin, Education Revenue Bonds, Corvian Community School, North Carolina Series 2023A	5.875	06/15/38	1,749,827
825,000	(e)	Public Finance Authority of Wisconsin, Education Revenue Bonds, Mater Academy of Nevada, - East Las Vegas Campus Project, Series 2024A	5.000	12/15/34	847,976
700,000	(e)	Public Finance Authority of Wisconsin, Education Revenue Bonds, Mater Academy of Nevada, - East Las Vegas Campus Project, Series 2024A	5.000	12/15/39	706,340
270,000	(e)	Public Finance Authority of Wisconsin, Education Revenue Bonds, Mater Academy of Nevada, - East Las Vegas Campus Project, Series 2024A	5.000	12/15/44	265,555
215,000	(e)	Public Finance Authority of Wisconsin, Education Revenue Bonds, North Carolina Leadership Academy, Series 2019A	4.000	06/15/29	210,472
440,000	(e)	Public Finance Authority of Wisconsin, Education Revenue Bonds, North Carolina Leadership Academy, Series 2019A	5.000	06/15/39	433,300
1,000,000	(e)	Public Finance Authority of Wisconsin, Education Revenue Bonds, Pinecrest Academy of Nevada, Sloan Canyon Campus Project, Refunding Series 2024A	4.000	07/15/34	967,735
750,000	(e)	Public Finance Authority of Wisconsin, Education Revenue Bonds, Pinecrest Academy of Nevada, Sloan Canyon Campus Project, Refunding Series 2024A	4.000	07/15/39	692,768
800,000	(e)	Public Finance Authority of Wisconsin, Education Revenue Bonds, Pinecrest Academy of Nevada, Sloan Canyon Campus Project, Refunding Series 2024A	4.500	07/15/49	742,506
500,000		Public Finance Authority of Wisconsin, Education Revenue Bonds, Shining Rock Classical Academy, Series 2022A	5.625	06/15/37	495,263
750,000		Public Finance Authority of Wisconsin, Education Revenue Bonds, Shining Rock Classical Academy, Series 2022A	5.875	06/15/42	740,495
225,000	(e)	Public Finance Authority of Wisconsin, Education Revenue Bonds, The Capitol Encore Academy, Series 2019A	4.750	06/01/29	220,493
1,000,000	(e)	Public Finance Authority of Wisconsin, Education Revenue Bonds, The Franklin School of Innovation, Series 2022A	5.000	01/01/42	909,240
44,970,000	(e),(j)	Public Finance Authority of Wisconsin, Educational Facilities Revenue Bonds, Lindenwood Education system, Series 2025A	5.500	06/01/35	47,290,771
5,000,000	(e)	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, Dreamhouse EWA Beach, New Mexico, Series 2022A	5.750	06/01/25	4,999,012
175,000	(e)	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, LEAD Academy Project, Series 2016A	4.250	08/01/26	170,198
2,000,000		Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Refunding Series 2016, (AMT)	4.000	08/01/35	1,912,551
31,975,000	(e),(h)	Public Finance Authority of Wisconsin, Limited Obligation Grant Revenue Bonds, American Dream @ Meadowlands Project, Series 2017A	6.250	08/01/27	30,935,813

See Notes to Financial Statements	229

Portfolio of Investments March 31, 2025 (continued)

Short Duration High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		WISCONSIN (continued)
$4,270,000	(e),(h)	Public Finance Authority of Wisconsin, Limited Obligation Grant Revenue Bonds, American Dream @ Meadowlands Project, Series 2017A	6.750%	08/01/31	$3,832,325
30,370,000	(e)	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017	5.000	12/01/27	29,687,538
40,145,000	(e)	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017	6.500	12/01/37	40,579,473
25,915,000	(e)	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017	6.750	12/01/42	26,231,801
17,500,000	(e)	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017	7.000	12/01/50	17,746,522
6,965,000	(e)	Public Finance Authority of Wisconsin, Multifamily Housing Revenue Bonds, Promenade Apartments Project, Series 2024	6.250	02/01/39	7,078,414
1,790,000	(e)	Public Finance Authority of Wisconsin, Project Revenue Bonds, Irving Convention Center Hotel Project, First Tier Series 2017A-2	7.000	01/01/50	1,870,272
4,750,000	(e)	Public Finance Authority of Wisconsin, Revenue Anticipation Bonds, Texas Infrastructure Authority Program, Astro Texas Land Projects, Refunding & Improvement Series 2025	5.000	12/15/36	4,761,290
1,700,000	(e),(h)	Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Proton Therapy Center, Senior Series 2017A	6.250	10/01/31	170,000
1,000,000	(e),(h)	Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Proton Therapy Center, Senior Series 2017B	8.500	10/01/47	10
11,630,000	(e),(h)	Public Finance Authority of Wisconsin, Revenue Bonds, Procure Proton Therapy Center, Senior Series 2018A	0.000	07/01/28	8,141,000
2,155,000	(e)	Public Finance Authority of Wisconsin, Revenue Bonds, Revolution Academy, Refunding Series 2023A	5.000	10/01/33	2,227,320
1,820,000	(e)	Public Finance Authority of Wisconsin, Revenue Bonds, Revolution Academy, Refunding Series 2023A	5.750	10/01/43	1,867,226
30,000	(e),(i)	Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health Sciences, Series 2020, (ETM)	5.000	04/01/30	31,583
570,000	(e)	Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health Sciences, Series 2020	5.000	04/01/30	582,273
10,000,000	(e)	Public Finance Authority of Wisconsin, Revenue Bonds, SearStone CCRC Project, Series 2021A	4.000	06/01/56	7,756,261
9,630,000		Public Finance Authority of Wisconsin, Revenue Bonds, SearStone Retirement Community, Series 2023A	4.000	06/01/36	8,994,899
6,770,000		Public Finance Authority of Wisconsin, Revenue Bonds, SearStone Retirement Community, Series 2023A	5.000	06/01/37	6,834,398
1,130,000		Public Finance Authority of Wisconsin, Revenue Bonds, SearStone Retirement Community, Series 2023A	4.000	06/01/41	997,288
2,755,000		Public Finance Authority of Wisconsin, Revenue Bonds, Sky Harbour LLC Obligated Group Aviation Facilities Project, Series 2021, (AMT)	4.000	07/01/36	2,584,659
1,500,000		Public Finance Authority of Wisconsin, Revenue Bonds, Sky Harbour LLC Obligated Group Aviation Facilities Project, Series 2021, (AMT)	4.000	07/01/41	1,321,064
3,970,000		Public Finance Authority of Wisconsin, Revenue Bonds, Sky Harbour LLC Obligated Group Aviation Facilities Project, Series 2021, (AMT)	4.250	07/01/54	3,254,158
1,935,000	(j)	Public Finance Authority of Wisconsin, Revenue Bonds, Triad Educational Services, Inc. Math & Science Academy, Series 2025	4.000	06/15/30	1,930,065
2,245,000	(j)	Public Finance Authority of Wisconsin, Revenue Bonds, Triad Educational Services, Inc. Math & Science Academy, Series 2025	5.000	06/15/35	2,337,049
2,535,000	(e)	Public Finance Authority of Wisconsin, Revenue Bonds, Viticus Group Project, Series 2022A	4.000	12/01/31	2,440,025
25,435,000	(e),(h)	Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland Proton Treatment Center, Series 2018A-1	6.125	01/01/33	11,445,750
8,455,000	(e),(h)	Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland Proton Treatment Center, Series 2018A-1	6.250	01/01/38	3,804,750

230	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		WISCONSIN (continued)
$2,795,000	(e),(h)	Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland Proton Treatment Center, Series 2018A-1	6.375%	01/01/48	$1,257,750
735,000	(a),(h)	Public Finance Authority of Wisconsin, Wisconsin Revenue Note, KDC Agribusiness LLC Project, Series 2022B	15.000	12/31/25	74
6,345,000		Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds, Celanese Project, Refunding Series 2016C	4.300	11/01/30	6,305,095
285,000	(e)	Public Finance Authority, Wisconsin, Revenue Bonds, Ocean Academy Charter School, Series 2021	4.000	10/15/31	269,419
570,000	(e)	Public Finance Authority, Wisconsin, Revenue Bonds, Ocean Academy Charter School, Series 2021	5.000	10/15/41	535,905
1,000,000		Public Finance Authority, Wisconsin, Revenue Bonds, Texas Biomedical Research Institute Project, Series 2021A	3.000	06/01/48	677,897
17,930,000	(e)	Public Finance Authority, Wisconsin, Revenue Bonds, Vonore Fiber Products Sustainable Packaging Project, Taxable Green Series 2019	7.500	06/01/29	17,446,916
10,395,000	(e)	Public Finance Authority, Wisconsin, Tax Increment Revenue Senior Bonds, World Center Project Series 2024A	5.000	06/01/41	10,577,684
3,750,000		Public Finance Authority, Wisconsin, Tax-Exempt Pooled Securities (TEPS), Class A Certificates, Series 2024-1, (Mandatory Put 2/01/27)	4.000	08/01/59	3,731,646
235,000	(h)	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, American Baptist Homes of the Midwest Obligated Group, Refunding Series 2017	4.375	08/01/27	212,409
4,425,000	(h)	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, American Baptist Homes of the Midwest Obligated Group, Refunding Series 2017	5.000	08/01/27	4,007,620
4,015,000	(h)	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, American Baptist Homes of the Midwest Obligated Group, Refunding Series 2017	5.000	08/01/32	3,143,213
1,000,000		Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Clement Manor, Inc., Series 2019	4.250	08/01/34	966,974
2,300,000		Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Clement Manor, Inc., Series 2019	4.500	08/01/39	2,204,670
905,000		Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Hope Christian Schools Obligated Group, Series 2021	3.000	12/01/31	775,109
2,550,000		Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Hope Christian Schools Obligated Group, Series 2021	4.000	12/01/41	1,985,632
3,000,000		Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Marshfield Clinic Health System, Inc., Series 2020B-2, (Mandatory Put 2/15/27)	5.000	02/15/51	3,054,880
485,000		Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Mile Bluff Medical Center, Inc., Series 2014	5.000	05/01/26	481,596
1,000,000		Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Mile Bluff Medical Center, Inc., Series 2014	5.125	05/01/29	984,336
490,000		Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, PHW Oconomowoc, Inc. Project, Series 2018	4.150	10/01/29	477,328
1,600,000		Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Three Pillars Senior Living Communities, Series 2024B-1	4.400	08/15/29	1,596,638
2,500,000	(e)	Wisconsin Housing and Economic Development Authority, Multifamily Housing Bonds, Meadow Village Project Series 2020A	5.000	07/01/37	2,269,470

		TOTAL WISCONSIN			405,655,324

		TOTAL MUNICIPAL BONDS (Cost $5,290,922,074)			5,070,573,576

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		VARIABLE RATE SENIOR LOAN INTERESTS - 0.1%

		CAPITAL GOODS - 0.0%
1,029,408	(a),(h)	KDC Agribusiness Fairless Hills LLC	12.000	09/15/23	103

		TOTAL CAPITAL GOODS			103

See Notes to Financial Statements	231

Portfolio of Investments March 31, 2025 (continued)

Short Duration High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		HEALTH CARE EQUIPMENT & SERVICES - 0.1%
$1,940,593	(a)	Jackson Hospital	13.000%	11/04/25	$1,940,593
2,695,268	(a)	Jackson Hospital, Inc. and Jackson Hospital Financing, LLC	13.000	12/16/25	2,695,268

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			4,635,861

		TOTAL VARIABLE RATE SENIOR LOAN INTERESTS (Cost $5,574,072)			4,635,964

		TOTAL LONG-TERM INVESTMENTS (Cost $5,330,518,855)			5,107,240,530

SHARES		DESCRIPTION	RATE		VALUE

		INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.0%
76,623	(l)	State Street Navigator Securities Lending Government Money Market Portfolio	4.360 (m)		76,623

		TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING (Cost $76,623)			76,623

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SHORT-TERM INVESTMENTS - 2.5%

		MUNICIPAL BONDS - 2.5%

		CALIFORNIA - 1.0%
7,200,000	(n)	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2001B-1	3.450	07/01/34	7,200,000
38,500,000	(n)	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Variable Rate Demand Obligations Series 2001B-5	3.550	07/01/34	38,500,000
8,250,000	(n)	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Variable Rate Demand Obligations Series 2001B-7	3.450	07/01/34	8,250,000

		TOTAL CALIFORNIA			53,950,000

		CONNECTICUT - 0.6%
33,815,000	(n)	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Variable Rate Demond Obligation Series 2016B-4	2.850	11/15/46	33,815,000

		TOTAL CONNECTICUT			33,815,000

		FLORIDA - 0.4%
22,040,000	(n)	JEA, Florida, Water and Sewerage System Revenue Bonds, Variable Rate Demand Obligations Series 2008B	2.750	10/01/41	22,040,000

		TOTAL FLORIDA			22,040,000

		ILLINOIS - 0.3%
15,915,000	(n)	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Variable Rate Demand Series 2008C-1	2.800	11/01/38	15,915,000

		TOTAL ILLINOIS			15,915,000

		NEW YORK - 0.2%
10,100,000	(n)	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2013 Adjustable Rate Series AA-2	2.850	06/15/46	10,100,000

		TOTAL NEW YORK			10,100,000

		TOTAL MUNICIPAL BONDS (Cost $135,820,000)			135,820,000

232	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		REPURCHASE AGREEMENTS - 0.0%
$1,100,000	(o)	Fixed Income Clearing Corporation	4.350%	04/01/25	$1,100,000

		TOTAL REPURCHASE AGREEMENTS (Cost $1,100,000)			1,100,000

		TOTAL SHORT-TERM INVESTMENTS (Cost $136,920,000)			136,920,000

		TOTAL INVESTMENTS - 97.1% (Cost $5,467,515,478)			5,244,237,153

		FLOATING RATE OBLIGATIONS - (3.7)%			(201,550,000)

		OTHER ASSETS & LIABILITIES, NET - 6.6%			355,544,481

		NET ASSETS - 100%			$5,398,231,634

AMT	Alternative Minimum Tax
ETF	Exchange-Traded Fund
ETM	Escrowed to maturity
IF

Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.

LIBOR	London Inter-Bank Offered Rate
M	Month
SOFR	Secured Overnight Financing Rate
TSFR1M	CME Term Secured Overnight Financing Rate 1 Month
TSFR3M	CME Term Secured Overnight Financing Rate 3 Month
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.

(a)	For fair value measurement disclosure purposes, investment classified as Level 3.
(b)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $75,240.
(d)	Affiliated holding
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $2,025,301,943 or 38.6% of Total Investments.

(f)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(g)	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(h)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(i)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(j)	When-issued or delayed delivery security.
(k)	Step-up coupon bond, a bond with a coupon that increases (“steps up”), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(l)	Investments made with cash collateral received from securities on loan.
(m)	The rate shown is the one-day yield as of the end of the reporting period.
(n)

Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

(o)

Agreement with Fixed Income Clearing Corporation, 4.350% dated 3/31/25 to be repurchased at $1,100,133 on 4/1/25, collateralized by Government Agency Securities, with coupon rate 4.750% and maturity date 11/15/53, valued at $1,122,118.

Investments in Derivatives

Futures Contracts - Short
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)

U.S. Treasury 10-Year Note	(3,642)	6/25	$(399,382,784)	$(405,058,687)	$(5,675,903)
U.S. Treasury 5-Year Note	(1,371)	6/25	(145,805,423)	(148,282,219)	(2,476,796)

Total			$(545,188,207)	$(553,340,906)	$(8,152,699)

See Notes to Financial Statements	233

Portfolio of Investments March 31, 2025

Strategic Municipal Opportunities

SHARES		DESCRIPTION			VALUE

		LONG-TERM INVESTMENTS - 100.5%

		COMMON STOCKS - 0.0%

		MATERIALS - 0.0%
15	(a),(b)	Palouse Fiber Holdings LLC			$0

		TOTAL MATERIALS			0

		TOTAL COMMON STOCKS (Cost $2,250)			0

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		CORPORATE BONDS - 0.5%

		HEALTH CARE EQUIPMENT & SERVICES - 0.4%
$2,750,000		Care New England Health System	5.500%	09/01/26	2,698,437
2,000,000		Toledo Hospital/The	6.015	11/15/48	1,775,000

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			4,473,437

		REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
477,476	(a),(c)	Benloch Ranch Improvement Association	9.750	12/01/39	435,968

		TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT			435,968

		TOTAL CORPORATE BONDS (Cost $4,503,625)			4,909,405

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MUNICIPAL BONDS - 100.0%

		ALABAMA - 3.8%
1,500,000		Birmingham-Jefferson Civic Center Authority, Alabama, Special Tax Bonds, Series 2018A	4.000	07/01/38	1,433,997
1,500,000		Birmingham-Jefferson Civic Center Authority, Alabama, Special Tax Bonds, Series 2018A	4.000	07/01/43	1,371,167
5,000,000		Black Belt Energy Gas District, Alabama, Gas Project Revenue Bonds, Series 2023A, (Mandatory Put 10/01/30)	5.250	01/01/54	5,296,893
4,280,000		Hoover Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds, United States Steel Corporation Proejcet, Green Series 2020, (AMT), (Mandatory Put 11/01/30)	6.375	11/01/50	4,795,633
1,000,000		Hoover Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2019, (AMT)	5.750	10/01/49	1,041,760
785,000		Jefferson County, Alabama, Sewer Revenue Warrants, Series 2024	5.250	10/01/42	831,242
785,000		Jefferson County, Alabama, Sewer Revenue Warrants, Series 2024	5.250	10/01/43	827,721
785,000		Jefferson County, Alabama, Sewer Revenue Warrants, Series 2024	5.250	10/01/44	825,549
630,000		Jefferson County, Alabama, Sewer Revenue Warrants, Series 2024	5.250	10/01/45	657,979
935,000		Jefferson County, Alabama, Sewer Revenue Warrants, Series 2024	5.250	10/01/49	964,786
2,600,000		Mobile County Industrial Development Authority, Alabama, Solid Waste Disposal Revenue Bonds, AM/NS Calvert LLC Project, Series 2024A, (AMT)	5.000	06/01/54	2,573,337
2,025,000		Mobile County Industrial Development Authority, Alabama, Solid Waste Disposal Revenue Bonds, AM/NS Calvert LLC Project, Series 2024B, (AMT)	4.750	12/01/54	1,916,502
240,000		Mobile Spring Hill College Educational Building Authority, Alabama, Revenue Bonds, Spring Hill College Project, Series 2015	5.875	04/15/45	174,951
8,000,000		Southeast Energy Authority, Alabama, A Cooperative District Energy Supply Revenue Bonds Series 2024A	5.000	11/01/35	8,262,322
10,000,000		Southeast Energy Authority, Alabama, Commodity Supply Revenue Bonds, Project 4, Series 2022B-1, (Mandatory Put 8/01/28)	5.000	05/01/53	10,336,196

234	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		ALABAMA (continued)
$500,000		UAB Medicine Finance Authority, Alabama, Revenue Bonds, Series 2017B-2	5.000%	09/01/41	$507,419

		TOTAL ALABAMA			41,817,454

		ARIZONA - 3.2%
885,000	(c)	Arizona Industrial Development Authority, Arizona, Economic Development Revenue Bonds, Linder Village Project in Meridian, Ada County, Idaho, Series 2020	5.000	06/01/31	889,048
210,000	(c)	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Academies of Math & Science Projects, Series 2019	5.000	07/01/54	198,643
8,000,000	(c)	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Heritage Academy - Gateway and Laveen Pojects, Taxable Series 2021A	5.000	07/01/51	7,136,012
1,240,000	(c)	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Heritage Academy - Gateway and Laveen Projects, Series 2021B	5.000	07/01/51	1,106,082
5,500,000	(c)	Arizona Industrial Development Authority, Arizona, Hotel Revenue Bonds, Provident Group ? Falcon Properties LLC, Project, Senior Series 2022A-1	4.000	12/01/51	3,857,417
845,000		Arizona Industrial Development Authority, Senior National Charter School Revolving Loan Fund Revenue Bonds, Social Series 2023A	5.250	11/01/48	879,875
845,000		Arizona Industrial Development Authority, Senior National Charter School Revolving Loan Fund Revenue Bonds, Social Series 2023A	5.250	11/01/53	872,548
13,465,000		Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2007, (AMT), (Mandatory Put 6/15/28)	4.100	12/01/37	13,485,387
3,120,000		Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2019, (AMT), (Mandatory Put 6/01/29)	4.000	06/01/49	3,108,996
400,000	(c)	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Legacy Traditional Schools Projects, Taxable Series 2019B	5.000	07/01/39	402,995
1,000,000	(c)	Maricopa County Industrial Development Authority, Arizona, Educational Facilities Revenue Bonds, Ottawa University Projects, Series 2020	5.250	10/01/40	898,149
725,000		Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Bonds, HonorHealth, Series 2019A	5.000	09/01/36	749,815
1,250,000		Maricopa County Pollution Control Corporation, Arizona, Pollution Control Revenue Bonds, El Paso Electric Company Palo Verde Project, Refunding Series 2012A	4.500	08/01/42	1,208,859
100,000	(d)	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2016	5.250	07/01/36	70,000
25,000		Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, The Paideia Academies Project, 2019	5.125	07/01/39	23,994
325,000	(c)	Sierra Vista Industrial Development Authority, Arizona, Education Facility Revenue Bonds, American Leadership Academy Project, Series 2024	5.000	06/15/64	302,629

		TOTAL ARIZONA			35,190,449

		ARKANSAS - 0.9%
7,000,000	(c)	Arkansas Development Finance Authority, Arkansas, Environmental Improvement Revenue Bonds, United States Steel Corporation, Green Series 2022, (AMT)	5.450	09/01/52	7,172,517
1,430,000	(c)	Arkansas Development Finance Authority, Industrial Development Revenue Bonds, Big River Steel Project, Series 2019, (AMT)	4.500	09/01/49	1,363,212
1,000,000		Arkansas Development Finance Authority, Revenue Bonds, Baptist Memorial Health Care, Refunding Series 2020B-1	5.000	09/01/37	1,027,141

		TOTAL ARKANSAS			9,562,870

See Notes to Financial Statements	235

Portfolio of Investments March 31, 2025 (continued)

Strategic Municipal Opportunities

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		CALIFORNIA - 9.2%
$1,000,000		Antelope Valley Healthcare District, California, Revenue Bonds, Series 2016A	5.250%	03/01/36	$987,306
1,965,000		California Community Choice Financing Authority, Clean Energy Project Revenue Bonds, Green Series 2023C, (Mandatory Put 10/01/31)	5.250	01/01/54	2,054,273
9,295,000		California Community Choice Financing Authority, Clean Energy Project Revenue Bonds, Green Series 2023E, (Mandatory Put 9/01/32)	5.000	02/01/55	9,926,037
7,445,000		California Community Choice Financing Authority, Clean Energy Project Revenue Bonds, Green Series 2023G, (Mandatory Put 4/01/30)	5.250	11/01/54	7,899,436
4,000,000		California Community Choice Financing Authority, Clean Energy Project Revenue Bonds, Green Series 2024B, (Mandatory Put 12/01/32)	5.000	01/01/55	4,198,284
5,500,000		California Community Choice Financing Authority, Clean Energy Project Revenue Bonds, Green Series 2024D, (Mandatory Put 9/01/32)	5.000	02/01/55	5,927,352
5,440,000		California Community Choice Financing Authority, Clean Energy Project Revenue Bonds, Green Series 2024G, (Mandatory Put 8/01/32)	5.000	11/01/55	5,699,643
3,815,000	(c)	California Community Housing Agency, California, Essential Housing Revenue Bonds, Creekwood, Series 2021A	4.000	02/01/56	2,462,885
4,000,000		California Health Facilities Financing Authority, Revenue Bonds, Adventist Health System/West, Series 2024A	5.250	12/01/42	4,177,271
7,650,000	(c)	California Infrastructure and Economic Development Bank, Revenue Bonds, Brightline West Passenger Rail Project, Green Bond Series 2025A, (AMT), (Mandatory Put 1/01/35)	9.500	01/01/65	7,650,078
100,000	(c)	California Municipal Finance Authority, Revenue Bonds, Creative Center of Los Altos Project?Pinewood & Oakwood Schools, Series 2016B	4.000	11/01/36	94,830
5,260,000		California Municipal Finance Authority, Federal Lease Revenue Bonds, VA Oceanside Health Care Center Project, Taxable Series 2021	3.637	07/01/30	4,651,188
6,785,000	(c)	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon Resources Channelside LP Desalination Project, Series 2012, (AMT)	5.000	07/01/30	6,797,644
1,000,000	(c)	California Public Finance Authority, Charter School Lease Revenue Bonds, California Crosspoint Academy Project, Series 2020A	5.125	07/01/55	835,504
400,000	(c)	California Public Finance Authority, Charter School Lease Revenue Bonds, Laverne Elementary Preparatory Academy Project, Series 2019A	5.000	06/15/49	372,236
470,000	(c)	California Public Finance Authority, Senior Living Revenue Bonds, Enso Village, Refunding Green Series 2021A	5.000	11/15/46	449,228
2,550,000		California Public Finance Authority, Senior Living Revenue Bonds, The James, Senior Series 2024A	6.500	06/01/54	2,454,055
1,000,000		California Public Finance Authority, Senior Living Revenue Bonds, The James, Senior Series 2024A	6.375	06/01/59	936,844
300,000	(c)	California School Finance Authority, Charter School Revenue Bonds, Rocketship Education ? Obligated Group, Series 2016A	5.000	06/01/31	300,276
745,000	(c)	California School Finance Authority, Charter School Revenue Bonds, Scholarship Prep Public Schools ? Obligated Group, Series 2020A	5.000	06/01/60	653,422
1,225,000	(c)	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A	5.000	12/01/41	1,229,086
3,000,000	(c)	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A	5.250	12/01/56	3,003,633
1,093	(a),(d)	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A	5.500	07/01/39	1,093
6,180,000	(c)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Center City Anaheim, Series 2020A	5.000	01/01/54	5,202,742

236	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		CALIFORNIA (continued)
$325,000		Fontana, California, Special Tax Bonds, Narra Hills Community Facilities District 109, Refunding Series 2024	5.000%	09/01/49	$332,639
1,845,000		Pajaro Valley Health Care District, Santa Cruz and Monterey Counties, California, General Obligation Bonds, Social Series 2024A	5.000	09/01/54	1,740,477
1,340,000	(e)	Peralta Community College District, Alameda County, California, General Obligation, Election of 2018 , Series 2025C-1	5.000	08/01/44	1,442,453
2,500,000	(e)	Peralta Community College District, Alameda County, California, General Obligation, Election of 2018 , Series 2025C-1	5.000	08/01/50	2,657,097
1,900,000	(e)	Peralta Community College District, Alameda County, California, General Obligation, Election of 2018 , Series 2025C-1	5.000	08/01/54	2,007,208
1,920,000	(e)	Peralta Community College District, Alameda County, California, General Obligation, Refunding Series 2025	5.000	08/01/35	2,203,155
915,000	(e)	Peralta Community College District, Alameda County, California, General Obligation, Refunding Series 2025	5.000	08/01/36	1,038,816
1,265,000		River Islands Public Financing Authority, California, Special Tax Bonds, Community Facilities District 2003-1 Improvement Area 1, Refunding Series 2022A-1 - AGM Insured	5.000	09/01/42	1,340,905
1,265,000		River Islands Public Financing Authority, California, Special Tax Bonds, Community Facilities District 2003-1 Improvement Area 1, Subordinate Series 2022B-2	5.000	09/01/42	1,279,810
1,040,000		Sacramento County, California, Airport System Revenue Bonds, Refunding Senior Series 2018C, (AMT)	5.000	07/01/38	1,061,387
2,035,000		San Francisco Airport Commission, California, Revenue Bonds, San Francisco International Airport, Refunding Second Series 2024A, (AMT)	5.000	05/01/37	2,164,854
2,490,000		San Francisco Airport Commission, California, Revenue Bonds, San Francisco International Airport, Refunding Second Series 2024A, (AMT)	5.000	05/01/38	2,631,263
750,000		San Francisco Community College District, California, General Obligation Bonds, Taxable Election 2020 Series 2020A-1	3.165	06/15/41	591,019
1,460,000		Sulphur Springs Union School District, California, Special Tax Bonds, Community Facilities District 2019-1, Series 2024A	5.000	09/01/49	1,472,178

		TOTAL CALIFORNIA			99,927,607

		COLORADO - 11.0%
2,630,000		64th Avenue ARI Authority, Adams County, Colorado, Special Revenue Bonds, Series 2020	6.500	12/01/43	2,605,605
1,420,000	(c)	Aerotropolis Regional Transportation Authority, Colorado, Special Revenue Bonds, Series 2024	5.500	12/01/44	1,448,261
500,000	(c)	Aerotropolis Regional Transportation Authority, Colorado, Special Revenue Bonds, Series 2024	5.750	12/01/54	516,145
6,250,000		Aurora Highlands Community Authority Board, Adams County, Colorado, Special Tax Revenue Bonds, Refunding & Improvement Series 2021A	5.750	12/01/51	5,836,534
1,000,000		Aviation Station North Metropolitan District 2, Denver County, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2019A	5.000	12/01/48	951,781
1,500,000		Belford North Metropolitan District, Douglas County, Colorado, General Obligation Limited Tax Bonds, Series 2020A	5.500	12/01/50	1,315,257
1,000,000		Bennett Ranch Metropolitan District 1, Adams County, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Tax Series 2021A	5.000	12/01/51	879,301
1,000,000		Broadway Station Metropolitan District 2, Denver City and County, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Series 2019A	5.125	12/01/48	814,096
1,500,000	(c)	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2017	5.000	12/01/37	1,473,672
5,000,000	(c)	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2017	5.000	12/01/47	4,676,589
585,000		Colorado Bridge and Tunnel Enterprise, Colorado, Senior Infrastructure Revenue Bonds, Series 2024A - AGM Insured	5.250	12/01/49	629,125
720,000		Colorado Bridge and Tunnel Enterprise, Colorado, Senior Infrastructure Revenue Bonds, Series 2024A - AGM Insured	5.500	12/01/54	780,846

See Notes to Financial Statements	237

Portfolio of Investments March 31, 2025 (continued)

Strategic Municipal Opportunities

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		COLORADO (continued)
$400,000		Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds World Compass Academy Project, Series 2017	5.375%	10/01/37	$362,434
100,000	(c)	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, New Summit Charter Academy Project, Series 2021A	4.000	07/01/41	84,009
100,000	(c)	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, New Summit Charter Academy Project, Series 2021A	4.000	07/01/51	76,365
500,000	(c),(d)	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Cappella of Grand Junction Project, Series 2019	5.000	12/01/54	352,500
585,000	(e)	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant Living Communities & Services, Series 2025A	5.125	12/01/45	604,093
1,180,000	(e)	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant Living Communities & Services, Series 2025A	5.125	12/01/50	1,203,704
950,000	(e)	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant Living Communities & Services, Series 2025A	5.125	12/01/55	964,376
500,000	(c),(d)	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sunny Vista Living Center Project, Refunding & Improvement Series 2015A	5.750	12/01/35	352,444
250,000		Colorado International Center Metropolitan District 14, Denver, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2018	5.875	12/01/46	250,121
500,000		Copper Ridge Metropolitan District, Colorado Springs, Colorado, Tax Increment and Sales Tax Supported Revenue Bonds, Series 2019	5.000	12/01/39	463,977
500,000		Crowfoot Valley Ranch Metropolitan District No. 2, Douglas County, Colorado, Limited Tax General Obligation Bonds, Refunding Subordinate Series 2024B	6.125	12/15/54	492,625
2,635,000		Dawson Trails Metropolitan District 1, Colorado, In The Town of Castle Rock, Limited Tax General Obligation Capital Appreciation Turbo Bonds, Series 2024	0.000	12/01/31	1,535,239
1,545,000		Denver City and County, Colorado, Airport System Revenue Bonds, Series 2022A, (AMT)	5.500	11/15/38	1,675,740
3,250,000		Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Refunding Senior Lien Series 2016	5.000	12/01/29	3,257,828
998,000		Denver International Business Center Metropolitan District 1, Denver, Colorado, General Obligation Bonds, Subordinate Limited Tax Series 2019B	6.000	12/01/48	1,015,756
4,900,000	(c)	Falcon Area Water and Wastewater Authority (El Paso County, Colorado), Tap Fee Revenue Bonds, Series 2022A	6.750	12/01/34	4,745,065
970,000	(c)	Flying Horse Metropolitan District 3, El Paso County, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2019	6.000	12/01/49	973,150
1,000,000		Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue Bonds, Series 2014	5.750	12/01/30	993,432
1,665,000		Fourth North Business Improvement District, Silverthorne, Summit County, Colorado, Special Revenue and Tax Supported Bonds, Refunding & Improvement Senior Series 2022A	5.250	12/01/32	1,671,447
4,445,000		Fourth North Business Improvement District, Silverthorne, Summit County, Colorado, Special Revenue and Tax Supported Bonds, Refunding & Improvement Senior Series 2022A	5.750	12/01/52	4,415,149
2,000,000	(c)	Future Legends Sports Park Metropolitan District 2, Colorado, Limited Tax General Obligation Bonds, Series 2020A	5.500	06/01/50	1,741,207
970,000	(c)	Hess Ranch Metropolitan District 5, Parker, Colorado, Special Assessment Revenue Bonds, Special Improvement District 2, Series 2024	5.500	12/01/44	947,050
1,000,000		Hess Ranch Metropolitan District 6, Parker, Colorado, Limited Tax General Obligation Bonds, Series 2020A-1	5.000	12/01/49	904,976
1,365,000	(c)	Hogback Metropolitan District, Jefferson County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2021A	5.000	12/01/51	1,285,714

238	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		COLORADO (continued)
$500,000		Independence Water & Sanitation District, Elbert County, Colorado, Special Revenue Bonds, Refunding and Improvement Series 2024	5.125%	12/01/33	$498,936
500,000		Jefferson Center Metropolitan District 1, Arvada, Jefferson County, Colorado, Special Revenue Bonds, Subordinate Series 2020B	5.750	12/15/50	503,004
615,000		Jones District Community Authority Board, Centennial, Colorado, Special Revenue Convertible Capital Appreciaiton Bonds, Series 2020A	5.750	12/01/50	566,798
1,000,000		Kinston Metropolitan District 5, Loveland, Larimer County, Colorado, Limited Tax General Obligation Bonds, Series 2020A	4.625	12/01/35	972,233
1,615,000	(c)	Kremmling Memorial Hospital District, Colorado, Certificates of Participation, Series 2024	6.125	12/01/44	1,535,512
1,350,000	(c)	Kremmling Memorial Hospital District, Colorado, Certificates of Participation, Series 2024	6.625	12/01/56	1,303,125
1,220,000		Lanterns Metropolitan District 3, Douglas County, Colorado, General Obligation Bonds, Limited Tax Convertible Capital Appreciation Series 2023A-2	8.000	12/01/53	971,349
660,000		Lanterns Metropolitan District 3, Douglas County, Colorado, General Obligation Bonds, Limited Tax Series 2023A-1	7.250	12/01/53	691,020
3,000,000	(c)	Ledge Rock Center Commercial Metropolitan District (In the Town of Johnstown, Weld County, Colorado), Limited Tax General Obligation Bonds, Series 2022	7.375	11/01/52	3,023,518
500,000		Mayberry Community Authority, Colorado Springs, El Paso County, Colorado, Special Revenue Bonds, Series 2021A	5.000	12/01/41	464,700
500,000		Mayberry Community Authority, Colorado Springs, El Paso County, Colorado, Special Revenue Bonds, Series 2021A	5.000	04/15/51	439,169
500,000		Mountain Sky Metropolitan District, Fort Lupton, Weld County, Colorado, Limited Tax General Obligation Bonds, Series 2020A	5.000	12/01/49	478,577
2,000,000		North Range Metropolitan District 3, Adams County, Colorado, Limited Tax General Obligation Bonds, Series 2020A-3	5.000	12/01/40	1,992,449
1,000,000		Northfield Metropolitan District 2, Fort Collins, Larimer County, Colorado, Limited Tax General Obligation Bonds, Series 2020A	5.000	12/01/50	892,418
500,000		Painted Prairie Public Improvement Authority, Aurora, Colorado, Special Revenue Bonds, Series 2019	4.000	12/01/29	481,734
10,025,000		Painted Prairie Public Improvement Authority, Aurora, Colorado, Special Revenue Bonds, Series 2019	5.000	12/01/39	9,580,365
290,000	(c)	Peak Metropolitan District 1, Colorado Springs, El Paso County, Colorado, Limited Tax General Obligation Bonds, Series 2021A	5.000	12/01/51	248,093
1,550,000		Peak Metropolitan District 3, Colorado Springs, El Paso County, Colorado, Limited Tax General Obligation Bonds, Series 2022A-1	7.500	12/01/52	1,561,214
7,935,000		Pioneer Community Authority Board (Weld County, Colorado), Special Revenue Bonds, Series 2022	6.500	12/01/34	7,606,185
895,000	(c)	Prairie Center Metopolitan District No. 3, In the City of Brighton, Adams County, Colorado, Limited Property Tax Supported Primary Improvements Revenue Bonds, Refunding Series 2017A	4.125	12/15/27	898,072
500,000		Prairie Center Metropolitan District No. 3, Brighton, Colorado, Special Revenue Bonds, Park and Recreation Improvements Series 2018	5.125	12/15/42	485,826
2,000,000	(c)	Prairie Center Metropolitan District No. 3, In the City of Brighton, Adams County, Colorado, Limited Property Tax Supported Primary Improvements Revenue Bonds, Refunding Series 2017A	5.000	12/15/41	2,001,699
500,000	(c)	Prairie Corner Metropolitan District, Adams County, Colorado, Limited Tax General Obligation Bonds, Series 2021	4.875	12/01/51	421,879
1,481,000		Prairie Farm Metropolitan District, In the City of Commerce City, Adams County, Colorado, Limited Tax Convertible to Unlimited Tax, General Obligation Bonds, Series 2018A	5.250	12/01/48	1,482,219
1,000,000		Rampart Range Metropolitan District 1, Lone Tree, Colorado, Limited Tax Supported and Special Revenue Bonds, Refunding & Improvement Series 2017	5.000	12/01/42	1,023,616
2,000,000		Rampart Range Metropolitan District 5, Lone Tree, Douglas County, Colorado, Limited Tax Supported and Special Revenue Bonds, Series 2021	4.000	12/01/41	1,809,395

See Notes to Financial Statements	239

Portfolio of Investments March 31, 2025 (continued)

Strategic Municipal Opportunities

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		COLORADO (continued)
$1,250,000	(c)	Reagan Ranch Metropolitan District 1, Colorado Springs, Colorado, General Obligation Bonds, Limited Tax & Special Revenue, Series 2025	6.125%	12/01/54	$1,210,568
1,000,000		Redtail Ridge Metropolitan District, City of Louisville, Boulder County, Colorado, General Obligation Limited Tax Capital Appreciation Turbo Bonds, Series 2025	0.000	12/01/32	588,312
1,275,000	(c)	Ridge at Johnstown Metropolitan District 8, Larimer County, Colorado, Special Assessment Revenue Bonds, Special Improvement District 1, Series 2024	5.875	12/01/44	1,216,893
1,016,000		Silver Leaf Metropolitan District, Jefferson County, Colorado, General Obligation Limited Tax Bonds, Series 2021A-3	5.250	12/01/50	887,241
2,725,000		Silverstone Metropolitan District 3, Weld County, Colorado, General Obligation and Special Revenue Bonds, Limited Tax Series 2023	7.750	12/01/45	2,772,608
1,220,000		SouthGlenn Metropolitan District, Colorado, Special Revenue Bonds, Refunding Series 2016	5.000	12/01/30	1,220,074
500,000	(c),(f)	St. Vrain Lakes Metropolitan District 4, Weld County, Colorado, General Obligation Bonds, Firestone Convertible Capital Appreciation Limited Tax Series 2024A	0.000	09/20/54	339,060
1,650,000		Sterling Ranch Metropolitan District 1, El Paso County, Colorado, General Obligation Limited Tax Bonds, Series 2020	5.000	12/01/40	1,574,908
1,273,000		Vauxmont Metropolitan District, Arvada, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Convertible to Unlimited Tax Refunding Subordinate Series 2019 - AGM Insured	3.250	12/15/50	991,661
500,000		Velocity Metropolitan District 3, In the City of Aurora, Colorado, Limited Tax General Obligation Bonds, Series 2019	5.125	12/01/34	490,896
3,820,000		Velocity Metropolitan District 3, In the City of Aurora, Colorado, Limited Tax General Obligation Bonds, Series 2019	5.375	12/01/39	3,794,016
1,600,000		Velocity Metropolitan District 5, In the City of Aurora, Colorado, Limited Tax General Obligation Bonds, Convertible Capital Appreciation Series 2020A-2	6.000	12/01/50	1,312,662
2,000,000		Velocity Metropolitan District 5, In the City of Aurora, Colorado, Limited Tax General Obligation Bonds, Series 2020A-1	5.375	12/01/50	1,896,971
1,500,000		Verve Metropolitan District 1, Jefferson County and the City and County of Broomfield, Colorado, General Obligation Bonds, Refunding and Improvement Limited Tax Series 2021	5.000	12/01/51	1,262,500
2,600,000	(c)	West Globeville Metropolitan District 1, Denver, Colorado, General Obligation Limited Tax Bonds, Series 2024A-2	8.000	12/01/54	1,513,359
770,000	(c)	West Globeville Metropolitan District 1, Denver, Colorado, Special Assessment Revenue Bonds, Special Improvement District 1, Series 2024	5.750	12/01/44	751,266
2,000,000	(c)	Windler Public Improvement Authority, Aurora, Colorado, Limited Tax Supported Revenue Bonds, Series 2021A-1	4.125	12/01/51	1,531,633
500,000		Windsor Highlands Metropolitan District 9, Windsor, Larimer County, Colorado, Limited Tax Supported Revenue Bonds, Series 2019	5.000	12/01/39	483,708
1,856,000		Woodmen Heights Metropolitan District 2, El Paso County, Colorado, General Obligation Limited Tax Bonds, Refunding Subordinate Series 2020B-2	7.500	12/15/40	1,758,095

		TOTAL COLORADO			119,825,149

		CONNECTICUT - 0.4%
200,000		Connecticut Development Authority, Airport Facilities Revenue Bonds, Learjet Inc., Series 2004, (AMT)	7.950	04/01/26	200,050
100,000	(c)	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Healthcare Facility Expansion Church Home of Hartford Inc. Project, Series 2016A	5.000	09/01/46	94,837
1,330,000		Connecticut Health and Educational Facilities Authority, Revenue Bonds, Nuvance Health Series 2019A	4.000	07/01/34	1,320,450
1,250,000		Connecticut Health and Educational Facilities Authority, Revenue Bonds, Nuvance Health Series 2019A	4.000	07/01/36	1,225,091
1,255,000		Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2016B-1	2.950	11/15/31	1,171,726

		TOTAL CONNECTICUT			4,012,154

240	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		DELAWARE - 0.2%
$335,000	(c)	Bridgeville, Delaware, Special Obligation Bonds, Heritage Shores Special Development District, Series 2024	5.625%	07/01/53	$342,784
1,500,000		Delaware Health Facilities Authority, Revenue Bonds, Beebe Medical Center Project, Series 2018	5.000	06/01/43	1,459,283
520,000	(g)	Delaware State Housing Authority, Senior Single Family Mortgage Revenue Bonds, Series 2024B, (UB)	4.750	07/01/54	519,515
35,000		Kent County, Delaware, Student Housing & Dining Facility Revenue Bonds, Collegiate Housing Foundation - Dover LLC Delaware State University Project, Series 2018A	5.000	07/01/48	34,508

		TOTAL DELAWARE			2,356,090

		DISTRICT OF COLUMBIA - 0.0%
375,000		District of Columbia Revenue Bonds, Rocketship Education DC Public Charter School Inc., Obligated Group -Issue 3, Series 2024A	5.750	06/01/54	381,240

		TOTAL DISTRICT OF COLUMBIA			381,240

		FLORIDA - 7.7%
3,105,000	(h)	Alachua County Health Facilities Authority, Florida, Health Facilties Revenue Bonds, Shands Healthcare Project, Series 2007A (SOFR*0.67% + 0.870%)	3.784	12/01/37	3,026,059
1,000,000		Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Ave Maria National Project, Series 2021	3.750	05/01/41	856,473
240,000	(c)	Cape Coral Health Facilities Authority, Florida, Senior Housing Revenue Bonds, Gulf Care Inc. Project, Series 2015	5.750	07/01/30	176,195
3,225,000	(c)	Capital Trust Agency, Florida, Educational Facilities Lease Revenue Bonds, Franklin Academy Projects, Series 2020	5.000	12/15/40	3,103,029
255,000	(c)	Capital Trust Agency, Florida, Educational Facilities Lease Revenue Bonds, South Tech Schools Project, Series 2020A	5.000	06/15/55	228,216
900,000	(c)	Capital Trust Agency, Florida, Educational Facilities Revenue Bonds, Imagine School at North Manatee, Series 2021A	5.000	06/01/56	796,082
1,000,000	(c)	Capital Trust Agency, Florida, Educational Facilities Revenue Bonds, Pineapple Cove Classical Academy, Series 2019A	5.250	07/01/49	933,255
100,000	(c)	Capital Trust Agency, Florida, Educational Facilities Revenue Bonds, The Florida Charter Educational Foundation, Inc. Projects, Series 2018A	5.375	06/15/48	95,187
50,000	(c)	Capital Trust Agency, Florida, Revenue Bonds, Babcock Neighborhood School Inc, Series 2018	6.100	08/15/38	51,363
90,000	(c)	Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter School Project, Series 2017A	4.375	06/15/27	88,958
500,000	(c)	Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter School Project, Series 2019A	5.000	06/15/39	477,827
100,000	(c)	Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School Project, Series 2017A	5.000	10/15/47	97,493
100,000	(c)	Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School Project, Series 2019A	5.000	10/15/39	100,002
1,115,000	(c)	Capital Trust Authority, Florida, Educational Facilities Revenue Bonds, Babcock Neighborhood School Inc Project, Series 2024	5.750	08/15/54	1,060,545
500,000		Eden Hills Community Development District, Lake Alfred, Florida, Special Assessment Revenue Bonds, Phase 1 Series 2020	4.125	05/01/51	424,161
290,000		Edgewater West Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Assessment Area One Series 2024	5.500	05/01/54	276,794
100,000	(c)	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Florida Charter Foundation Inc. Projects, Series 2016A	4.750	07/15/36	97,600
1,000,000		Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Mater Academy Projects, Series 2020A	5.000	06/15/35	1,012,389
990,000	(c)	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School Income Projects, Series 2023A	6.000	06/15/33	1,071,368
1,000,000	(c)	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School Income Projects, Series 2023A	6.500	06/15/38	1,078,059

See Notes to Financial Statements	241

Portfolio of Investments March 31, 2025 (continued)

Strategic Municipal Opportunities

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FLORIDA (continued)
$1,000,000	(c)	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School Income Projects, Series 2023A	6.625%	06/15/43	$1,076,363
100,000	(c)	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2020C	5.000	09/15/40	94,698
1,400,000	(c)	Florida Development Finance Corporation, Florida, Solid Waste Disposal Revenue Bonds, GFL Solid Waste Southeast LLC Project Series 2024A, (AMT), (Mandatory Put 10/01/31)	4.375	10/01/54	1,401,785
1,510,000	(c)	Florida Development Finance Corporation, Florida, Solid Waste Disposal Revenue Bonds, Waste Pro USA, Inc. Project, Series 2019, (AMT)	5.000	05/01/29	1,531,360
3,000,000	(c)	Florida Development Finance Corporation, Florida, Solid Waste Disposal Revenue Bonds, Waste Pro USA, Inc. Project, Series 2023, (AMT), (Mandatory Put 7/01/26)	6.125	07/01/32	3,056,262
4,870,000	(c)	Florida Development Finance Corporation, Revenue Bonds, Brightline Florida Passenger Rail Expansion Project, Brightline Trains Florida LLC Issue, Series 2024, (AMT), (Mandatory Put 7/15/28)	12.000	07/15/32	5,166,798
2,100,000		Florida Development Finance Corporation, Revenue Bonds, Brightline Florida Passenger Rail Expansion Project, Brightline Trains Florida LLC Issue, Series 2024, (AMT)	5.000	07/01/41	2,043,564
1,700,000	(g)	Florida Development Finance Corporation, Revenue Bonds, Brightline Florida Passenger Rail Expansion Project, Brightline Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT), (UB)	5.000	07/01/44	1,706,689
2,235,000	(g)	Florida Development Finance Corporation, Revenue Bonds, Brightline Florida Passenger Rail Expansion Project, Brightline Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT), (UB)	5.250	07/01/53	2,277,616
1,600,000		Florida Development Finance Corporation, Revenue Bonds, Brightline Florida Passenger Rail Expansion Project, Brightline Trains Florida LLC Issue, Series 2024, (AMT)	5.500	07/01/53	1,616,740
19,985,000	(c)	Florida Development Finance Corporation, Revenue Bonds, Brightline Florida Passenger Rail Expansion Project, Series 2025A, (AMT), (Mandatory Put 8/13/25)	8.250	07/01/57	20,754,279
450,000	(c)	Florida Development Finance Corporation, Student Housing Revenue Bonds, SPP - Tampa I - LLC The Henry Project, Series 2024A-1	5.250	06/01/54	446,826
3,500,000		Greater Orlando Aviation Authority, Florida, Special Purpose Airport Facilities Revenue Bonds, JetBlue Airways Corporation, Series 2013, (AMT)	5.000	11/15/36	3,501,533
495,000	(c)	Hidden Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 3, Series 2019A-1	5.250	11/01/39	503,172
470,000		Hobe-Saint Lucie Conservancy District, Florida, Special Assessment Revenue Bonds, Improvement Unit 1A, Series 2024	4.750	05/01/31	477,786
2,000,000		Jacksonville, Florida, Special Revenue Bonds, Refunding Series 2017A	5.250	10/01/42	2,058,368
550,000		Langley South Community Development District, Florida, Special Assessment Revenue Bonds, Mascotte Assessment Area One Series 2024	5.125	05/01/44	539,261
2,065,000		Langley South Community Development District, Florida, Special Assessment Revenue Bonds, Mascotte Assessment Area One Series 2024	5.400	05/01/55	2,021,277
995,000		Magic Place Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Series 2019	4.500	05/01/51	858,869
100,000	(c)	Miami Dade County Industrial Development Authority, Florida, Educational Facilities Revenue Bonds, South Florida Autism Charter School Project, Series 2017	5.875	07/01/37	100,801
4,135,000		Miami, Florida, Limited Ad Valorem Tax Bonds, Forever Infrastructure Programs Series 2024A	5.500	01/01/49	4,524,743
1,070,000	(g)	Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding Series 2022A, (AMT), (UB)	5.250	10/01/52	1,098,254
1,355,000		Miami-Dade County, Florida, Special Obligation Bonds, Subordinate Series 2009 - BAM Insured	0.000	10/01/37	817,071

242	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FLORIDA (continued)
$3,360,000		Miami-Dade County, Florida, Special Obligation Bonds, Subordinate Series 2009	0.000%	10/01/45	$1,309,615
3,340,000		Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2024A	5.250	10/01/54	3,560,461
110,000	(c)	Mirada Community Development District, Florida, Capital Improvement Bonds, Assessment Area 3 Series 2024	4.750	05/01/31	109,848
280,000	(c)	Mirada Community Development District, Florida, Capital Improvement Bonds, Assessment Area 3 Series 2024	5.625	05/01/44	277,615
320,000	(c)	North AR-1 of Pasco Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 5, Series 2024	5.750	05/01/44	321,142
1,560,000		Seminole County Industrial Development Authority, Florida, Retirement Facility Revenue Bonds, Legacy Pointe At UCF Project, Series 2019A	5.500	11/15/49	1,522,452
1,145,000		South Broward Hospital District, Florida, Hospital Revenue Bonds, South Broward Hospital District Obligated Group, Refunding Series 2016A	4.000	05/01/44	1,047,868
615,000	(c)	Three Rivers Community Development District, Florida, Special Assessment Revenue Bonds, South Assessment Area Series 2021B	4.625	05/01/36	593,017
1,420,000		Tradition Community Development District 9, Port Saint Lucie, Florida, Special Assessment Bonds, Series 2021	3.000	05/01/41	1,089,461
265,000		Two Lakes Community Development District, Hialeah, Florida, Special Assessment Bonds, Series 2024	5.000	05/01/44	269,176
250,000	(c)	V-Dana Community Development District, Lee County, Florida, Special Assessment Bonds, Area 2 — 2025 Project, Series 2025	5.375	05/01/45	247,616
420,000	(c)	Village Community Development District 15, Florida, Special Assessment Revenue Bonds, Series 2023	4.250	05/01/28	423,603
940,000	(c)	Village Community Development District 15, Florida, Special Assessment Revenue Bonds, Series 2024	4.800	05/01/55	925,960

		TOTAL FLORIDA			84,423,004

		GEORGIA - 1.1%
2,080,000	(f)	Atlanta Development Authority, Georgia, Economic Development Certificates, Gulch Enterprise Zone Project, Convertible Capital Appreciation Series 2024A-1 Class A	0.000	12/15/48	1,787,082
1,100,000	(c)	Atlanta Development Authority, Georgia, Revenue Bonds, Westside Gulch Area Project, Senior Series 2024A-2	5.500	04/01/39	1,120,314
1,500,000	(d)	Atlanta Development Authority, Georgia, Senior Health Care Facilities Revenue Bonds, Georgia Proton Treatment Center Project, Current Interest Series 2017A-1	6.750	01/01/35	600,000
500,000	(d)	Atlanta Development Authority, Georgia, Senior Health Care Facilities Revenue Bonds, Georgia Proton Treatment Center Project, Current Interest Series 2017A-1	7.000	01/01/40	200,000
1,380,000		Atlanta, Georgia, Airport Passenger Facilities Charge and General Revenue Bonds, Subordinate Lien Green Series 2023E, (AMT)	5.250	07/01/41	1,459,632
595,000		Fayette County Development Authority, Georgia, Revenue Bonds, United States Soccer Federation, Inc. Project Series 2024	5.000	10/01/42	615,477
645,000		Fayette County Development Authority, Georgia, Revenue Bonds, United States Soccer Federation, Inc. Project Series 2024	5.000	10/01/43	665,042
585,000		Fayette County Development Authority, Georgia, Revenue Bonds, United States Soccer Federation, Inc. Project Series 2024	5.000	10/01/44	601,779
750,000	(c)	Fulton County Residential Care Facilities for the Elderly Authority, Georgia, Revenue Bonds, Canterbury Court Project, Series 2019A	5.000	04/01/47	715,401
1,000,000		Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc., Series 2021A - BAM Insured	3.000	02/15/51	752,064
1,000,000		Griffin-Spalding County Hospital Authority, Georgia, Revenue Anticipation Certificates, Wellstar Health System Inc., Series 2017A	4.000	04/01/42	930,899
2,750,000	(c)	Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series 2022C, (Mandatory Put 11/01/27)	4.000	08/01/52	2,745,271

		TOTAL GEORGIA			12,192,961

See Notes to Financial Statements	243

Portfolio of Investments March 31, 2025 (continued)

Strategic Municipal Opportunities

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		HAWAII - 0.0%
$500,000	(c)	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University Project, Refunding Series 2024	5.000%	07/01/39	$485,268

		TOTAL HAWAII			485,268

		IDAHO - 0.4%
1,485,000	(c)	Idaho Falls Auditorium District, Idaho, Certifications of Participation, Annual Appropriation Series 2021	5.250	05/15/51	1,463,399
1,000,000		Idaho Health Facilities Authority, Revenue Bonds, Saint Luke’s Health System Project, Series 2018A	5.000	03/01/37	1,041,207
691,000	(g)	Idaho Housing and Finance Association, Single Family Mortgage Revenue Bonds, Series 2024A, (UB)	4.050	01/01/39	677,734
619,000	(g)	Idaho Housing and Finance Association, Single Family Mortgage Revenue Bonds, Series 2024A, (UB)	4.650	01/01/54	608,839
715,000		Spring Valley Community Infrastructure District 1, Eagle, Idaho, Special Assessment Bonds, Series 2024	6.250	09/01/53	745,545

		TOTAL IDAHO			4,536,724

		ILLINOIS - 5.2%
500,000		Bolingbrook, Illinois, Special Tax Bonds, Special Service Area 1, Refunding Series 2019	5.250	03/01/41	501,595
1,000,000		Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2016	6.000	04/01/46	1,022,714
1,250,000		Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2023	5.250	04/01/33	1,359,753
1,250,000		Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2023	5.250	04/01/40	1,317,661
1,725,000		Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2023	5.500	04/01/43	1,828,778
1,335,000		Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Project Series 2015C	5.250	12/01/35	1,335,685
1,000,000		Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2012B	4.000	12/01/35	936,778
1,000,000		Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017G	5.000	12/01/34	993,285
2,000,000		Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2021A	5.000	12/01/34	2,034,605
5,435,000		Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2023A	5.000	12/01/33	5,610,302
6,445,000		Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2023A	5.250	12/01/36	6,658,349
1,000,000		Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Senior Lien Series 2016G	5.000	01/01/52	1,000,758
2,000,000		Chicago, Illinois, General Obligation Bonds, Refunding Series 2020A	5.000	01/01/30	2,098,633
140,000		Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Senior Lien Series 2023A - BAM Insured	5.000	01/01/29	146,901
240,000		Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Senior Lien Series 2023A - BAM Insured	5.000	01/01/30	253,544
2,750,000		Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Senior Lien Series 2023A - BAM Insured	5.000	01/01/31	2,924,435
1,815,000		Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Senior Lien Series 2023A - BAM Insured	5.000	01/01/32	1,940,371
350,000		Chicago, Illinois, Water Revenue Bonds, Refunding Second Lien Series 2023B - AGM Insured	5.000	11/01/37	373,492
5,000,000		Illinois Finance Authority Revenue Bonds, OSF Healthcare System, Series 2018A - BAM Insured	4.125	05/15/47	4,644,745
485,000	(c)	Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic Charter Schools Belmont School Project, Series 2015A	5.750	12/01/35	487,404
25,000	(i)	Illinois Finance Authority, Revenue Bonds, Ascension Health Alliance, Series 2016C, (Pre-refunded 2/15/27)	4.000	02/15/41	25,411
725,000		Illinois Finance Authority, Revenue Bonds, Ascension Health Alliance, Series 2016C	4.000	02/15/41	674,111
260,000		Illinois Finance Authority, Revenue Bonds, Dominican University, Refunding Series 2022	5.000	03/01/34	260,204

244	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		ILLINOIS (continued)
$1,075,000	(d)	Illinois Finance Authority, Revenue Bonds, Lutheran Home and Services, Series 2019A	5.000%	11/01/49	$720,250
815,000		Illinois Finance Authority, Revenue Bonds, Northshore - Edward- Elmhurst Health Credit Group, Series 2022A	5.000	08/15/47	845,116
225,000	(g),(i)	Illinois Finance Authority, Revenue Bonds, University of Chicago, Refunding Series 2015A, (Pre-refunded 10/01/25), (UB)	5.000	10/01/46	227,235
2,500,000		Illinois State, General Obligation Bonds, December Series 2023C	5.000	12/01/47	2,539,502
4,710,000		Illinois State, General Obligation Bonds, May Series 2020	5.750	05/01/45	4,987,198
1,500,000		Illinois State, General Obligation Bonds, May Series 2024B	5.250	05/01/42	1,589,256
1,395,000		Illinois State, General Obligation Bonds, May Series 2024B	5.250	05/01/44	1,463,345
1,070,000		Illinois State, General Obligation Bonds, May Series 2024B	5.250	05/01/45	1,117,658
1,070,000		Illinois State, General Obligation Bonds, May Series 2024B	5.250	05/01/49	1,101,620
1,800,000		Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2022A	0.000	06/15/39	932,010
2,000,000		Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2022A	0.000	06/15/40	975,404
1,500,000		Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2015A - BAM Insured	0.000	12/15/52	378,783
2,500,000		Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A - NPFG Insured	0.000	06/15/37	1,459,087
430,000		Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill Station Redevelopment Project, Senior Lien Series 2019	5.000	01/01/39	405,939

		TOTAL ILLINOIS			57,171,917

		INDIANA - 1.8%
1,420,000	(c)	Gary Local Public Improvement Bond Bank, Indiana, Economic Development Revenue Bonds, Drexel Foundation for Educational Excellence Project, Refunding Series 2020A	5.875	06/01/55	1,314,544
1,195,000		Indiana Finance Authority, Educational Facilities Revenue Bonds, Depauw University Project, Series 2019	5.000	07/01/37	1,214,809
1,000,000		Indiana Finance Authority, Educational Facilities Revenue Bonds, Valparaiso University Project, Series 2014	5.000	10/01/39	999,919
110,000		Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2012, (AMT)	5.750	08/01/42	110,095
2,500,000		Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2020, (AMT)	6.750	05/01/39	2,813,191
1,500,000		Indianapolis Local Public Improvement Bond Bank, Indiana, Airport Authority Project Revenue Bonds, Refunding Series 2015I, (AMT)	5.000	01/01/32	1,501,157
885,000		Indianapolis Local Public Improvement Bond Bank, Indiana, Revenue Bonds, Convention Center Hotel Senior Series 2023E	5.750	03/01/43	933,377
815,000		Indianapolis Local Public Improvement Bond Bank, Indiana, Revenue Bonds, Convention Center Hotel Senior Series 2023E	6.000	03/01/53	859,988
4,835,000		Indianapolis Local Public Improvement Bond Bank, Indiana, Revenue Bonds, Convention Center Hotel Subordinate Series 2023F-1	7.750	03/01/67	5,363,257
4,670,000		Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products North America Inc. Project, Series 2015, (AMT), (Mandatory Put 6/10/31)	4.400	11/01/45	4,751,741

		TOTAL INDIANA			19,862,078

		IOWA - 1.2%
3,500,000		Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Alcoa Inc. Project, Series 2012	4.750	08/01/42	3,502,778
2,135,000	(i)	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Refunding Series 2022, (Pre-refunded 12/01/32), (Mandatory Put 12/01/42)	5.000	12/01/50	2,409,217
75,000		Iowa Finance Authority, Revenue Bonds, Lifespace Communities, Inc., Series 2024A	5.000	05/15/39	76,692
90,000		Iowa Finance Authority, Revenue Bonds, Lifespace Communities, Inc., Series 2024A	5.000	05/15/44	89,660

See Notes to Financial Statements	245

Portfolio of Investments March 31, 2025 (continued)

Strategic Municipal Opportunities

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		IOWA (continued)
$1,500,000		Iowa Finance Authority, Revenue Bonds, Lifespace Communities, Inc., Series 2024A	5.125%	05/15/59	$1,457,510
5,500,000		PEFA Inc., Public Energy Facilities Authority, Inc., Iowa, Gas Project Revenue Bonds, Series 2019, (Mandatory Put 9/01/26)	5.000	09/01/49	5,600,841

		TOTAL IOWA			13,136,698

		KANSAS - 0.0%
500,000		Wichita, Kansas, Health Care Facilities Revenue Bonds, Presbyterian Manors, Series 2024VIII	5.750	05/15/45	500,835

		TOTAL KANSAS			500,835

		KENTUCKY - 0.5%
930,000		Bell County, Kentucky, Special Assessment Industrial Building Revenue Bonds, Boone’s Ridge Project, Series 2020	6.000	12/01/40	827,306
2,175,000		Carroll County, Kentucky, Environmental Facilities Revenue Bonds, Kentucky Utilities Company Project, Refunding Series 2006B, (AMT)	2.125	10/01/34	1,704,421
1,000,000		Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2017A - AGM Insured	5.000	12/01/45	1,011,616
1,000,000		Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A	5.000	07/01/26	1,003,796
995,000		Newport, Kentucky, Special Obligation Revenue Bonds, Newport Clifton Project, Series 2020B	5.500	12/01/60	827,315

		TOTAL KENTUCKY			5,374,454

		LOUISIANA - 1.5%
225,000	(c)	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Saint Martin Parish GOMESA Project, Series 2019	4.400	11/01/44	219,047
1,150,000	(c)	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Lincoln Preparatory School Project, Series 2021A	5.250	06/01/51	960,863
500,000	(c)	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Young Audiences Charter School, Series 2019A	5.000	04/01/57	415,436
550,000	(c)	Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Lake Charles Charter Academy Foundation Project, Refunding Series 2024A	5.000	12/15/43	535,242
2,365,000		Louisiana Publics Facilities Authority, Louisiana, Revenue Bonds, I-10 Calcasieu River Bridge Public-Private Partnership Project, Senior Lien Series 2024, (AMT)	5.500	09/01/59	2,446,534
1,510,000		Louisiana Publics Facilities Authority, Louisiana, Revenue Bonds, I-10 Calcasieu River Bridge Public-Private Partnership Project, Senior Lien Series 2024, (AMT)	5.750	09/01/64	1,590,088
1,750,000		Louisiana Publics Facilities Authority, Louisiana, Revenue Bonds, I-10 Calcasieu River Bridge Public-Private Partnership Project, Senior Lien Series 2024, (AMT)	5.000	09/01/66	1,715,400
500,000	(c)	Plaquemines Port, Louisiana, Harbor and Terminal District Facilities Revenue Bonds NOLA Terminal LLC Project Dock and Wharf Series 2024A	9.000	12/01/44	489,500
4,000,000	(c)	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P. Project, Series 2008, (Mandatory Put 6/01/30)	6.100	06/01/38	4,357,498
500,000	(c)	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P. Project, Series 2010	6.350	07/01/40	543,301
725,000	(c)	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P. Project, Series 2010A	6.350	10/01/40	787,972
1,000,000	(c)	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P. Project, Series 2011, (Mandatory Put 6/01/25)	5.850	08/01/41	1,002,666
1,000,000		Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation Project, Refunding Series 2017A-3, (Mandatory Put 7/01/26)	2.200	06/01/37	984,708

		TOTAL LOUISIANA			16,048,255

246	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MAINE - 0.3%
$255,000	(c)	Maine Finance Authority, Solid Waste Disposal Revenue Bonds, Casella Waste Systems, Inc. Project, Series 2024, (AMT), (Mandatory Put 6/01/35)	4.625%	12/01/47	$257,428
3,000,000		Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2016A	5.000	07/01/46	2,761,857

		TOTAL MAINE			3,019,285

		MARYLAND - 0.4%
2,840,000		Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017	5.000	09/01/39	2,804,113
200,000	(c)	Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project, Refunding Series 2022	4.500	06/01/33	200,871
130,000	(c)	Frederick County, Maryland, Tax Increment and Special Tax Limited Obligation Bonds, Jefferson Technology Park Project, Refunding Series 2020B	4.625	07/01/43	123,780
385,000	(c)	Maryland Economic Development Corporation, Port Facilities Revenue Bonds, Core Natural Resources Inc. Project, Refunding Series 2025, (Mandatory Put 3/27/35)	5.000	07/01/48	389,249
500,000	(d)	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006A	5.000	12/01/31	335,000
1,000,000	(d)	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006B	5.250	12/01/31	670,000

		TOTAL MARYLAND			4,523,013

		MASSACHUSETTS - 1.4%
425,000		Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Green Bonds, Series 2015D	5.000	07/01/44	420,127
2,000,000		Massachusetts Development Finance Agency, Revenue Bonds, Emmanuel College, Series 2016A	5.000	10/01/43	1,911,028
1,225,000		Massachusetts Development Finance Agency, Revenue Bonds, Smith College, Series 2025	4.000	07/01/45	1,164,679
11,000,000		Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Health Care Obligated Group Issue, Series 2025N-2	5.000	07/01/35	12,052,974

		TOTAL MASSACHUSETTS			15,548,808

		MICHIGAN - 2.7%
3,604,389		Detroit City & General Retirement System Service Corporation, Michigan, Certificates of Participation, Taxable Series 2005A - FGIC Insured	3.000	06/15/20	3,568,345
1,775,000		Detroit Downtown Development Authority, Michigan, Tax Increment Revenue Bonds, Catalyst Development Project, Refunding Series 2024	5.000	07/01/48	1,820,004
970,000		Detroit Regional Convention Authority, Michigan, Special Tax Revenue Bonds, Refunding Series 2024C	5.000	10/01/37	1,042,000
4,971,590		Detroit, Wayne County, Michigan, General Obligation Bonds, Financial Recovery Series 2014B-1	4.000	04/01/44	3,978,175
1,215,000		Great Lakes Water Authority, Michigan, Sewer Disposal System Revenue Bonds, Senior Lien Series 2023C	5.250	07/01/48	1,301,469
3,770,000		Great Lakes Water Authority, Michigan, Water Supply Revenue Bonds, Senior Lien Series 2023B	5.250	07/01/53	4,024,826
10,000,000		Michigan Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Refunding Series 2016	5.000	11/15/41	10,106,265
2,235,000	(g)	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2023A, (UB)	5.100	10/01/53	2,190,855
1,355,000		Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Series 2023B - AGM Insured, (AMT)	5.250	12/01/37	1,465,226

		TOTAL MICHIGAN			29,497,165

See Notes to Financial Statements	247

Portfolio of Investments March 31, 2025 (continued)

Strategic Municipal Opportunities

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MINNESOTA - 0.9%
$1,400,000		Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Athlos Leadership Academy Project, Series 2015A	5.750%	07/01/46	$1,233,863
1,000,000		Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2018A	4.250	02/15/48	899,859
50,000	(c)	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Twin Cities International Schools Project, Series 2017A	5.000	12/01/47	46,460
3,000,000		Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua Academy Project, Series 2013A	6.125	07/01/48	3,001,836
1,135,000		Moorhead, Minnesota, Educational Facilities Revenue Bonds, The Concordia College Corporation Project, Series 2016	5.000	12/01/40	1,127,798
30,000		Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride Academy Project, Series 2016A	5.000	04/01/46	24,898
3,745,000	(c)	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Community School of Excellence, Series 2023	5.500	03/01/53	3,787,519

		TOTAL MINNESOTA			10,122,233

		MISSISSIPPI - 0.4%
670,000	(c)	Mississippi Business Finance Corporation, Gulf Opportunity Zone Revenue Bonds, King Edward Mixed-Use Project, Taxable Refunding Series 2019A, (Mandatory Put 6/15/25)	6.000	10/15/49	667,942
1,310,000	(g)	Warren County, Mississippi, Certificates of Participation, Lease Purchase Jail Project Series 2023, (UB)	6.000	09/01/48	1,449,399
1,720,000	(g)	Warren County, Mississippi, Certificates of Participation, Lease Purchase Jail Project Series 2023, (UB)	6.000	09/01/53	1,881,050

		TOTAL MISSISSIPPI			3,998,391

		MISSOURI - 0.8%
990,000		Blue Springs, Missouri, Special Obligation Tax Increment Bonds, Adams Farm Project, Special Districts Refunding & Improvement Series 2015A	5.250	06/01/39	986,293
550,000	(c)	Kansas City Industrial Development Authority, Missouri, Economic Activity Tax Revenue Bonds, Historic Northeast Redevelopment Plan Series 2024A-1	5.000	06/01/54	523,466
3,000,000		Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2014F	4.000	11/15/45	2,658,344
500,000	(c)	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Truman Medical Center, Inc., Pass- Through Certificate Series 2017	4.250	12/01/42	440,589
1,000,000		Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, Convention Center, Expansion & Improvement Projects Series 2020 - AGM Insured	5.000	10/01/40	1,036,537
2,625,000		Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, Convention Center, Expansion & Improvement Projects Series 2020 - AGM Insured	5.000	10/01/45	2,668,183

		TOTAL MISSOURI			8,313,412

		MONTANA - 0.2%
2,410,000		Forsyth, Rosebud County, Montana, Pollution Control Revenue Refunding Bonds, Northwestern Corporation Colstrip Project, Series 2023	3.875	07/01/28	2,439,556

		TOTAL MONTANA			2,439,556

		NEBRASKA - 0.8%
3,750,000		Central Plains Energy Project, Nebraska, Gas Project Revenue Bonds, Project 5, Series 2022-1, (Mandatory Put 10/01/29)	5.000	05/01/53	3,907,508
5,335,000	(g)	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Social Series 2024C, (UB)	4.700	09/01/49	5,241,036

		TOTAL NEBRASKA			9,148,544

248	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		NEVADA - 0.3%
$1,842,684	(c),(d)	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC Project, Green Series 2020	6.750%	02/15/38	$7,555
135,181	(c),(d)	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC Project, Series 2017, (AMT)	5.875	12/15/27	14
129,656	(c),(d)	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC Project, Series 2017, (AMT)	6.250	12/15/37	13
920,053	(c),(d)	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra Holdings LLC, Green Series 2019, (AMT)	5.750	02/15/38	3,772
2,840,000	(c)	Director of Nevada State Department of Business and Industry, Revenue Bonds, Brightline West Passenger Rail Project, Series 2025A, (AMT), (Mandatory Put 1/01/33)	9.500	01/01/65	2,830,777
225,000	(c)	Director of the State of Nevada Department of Business and Industry, Charter School Lease Revenue Bonds, Somerset Academy, Series 2018A	5.000	12/15/38	225,163
165,000		Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 814 Summerlin Village 21& 24A, Series 2019	4.000	06/01/39	152,543

		TOTAL NEVADA			3,219,837

		NEW HAMPSHIRE - 0.5%
1,000,000	(c)	National Finance Authority, New Hampshire, Resource Recovery Revenue Bonds, Covanta Project, Refunding Series 2018C, (AMT)	4.875	11/01/42	948,807
865,000	(c)	National Finance Authority, New Hampshire, Resource Recovery Revenue Bonds, Covanta Project, Refunding Series 2020A, (Mandatory Put 7/02/40)	3.625	07/01/43	720,430
4,000,000	(c)	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Covenant Health Group Series 2023	4.000	07/01/37	3,580,718

		TOTAL NEW HAMPSHIRE			5,249,955

		NEW JERSEY - 0.3%
1,395,000	(c)	New Jersey Economic Development Authority, Energy Facilities Revenue Bonds, UMM Energy Partners, LLC Project, Series 2012A	7.000	06/15/30	1,395,154
750,000		New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Refunding Subordinate Series 2017A	3.375	07/01/30	717,726
1,000,000	(i)	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019BB, (Pre-refunded 12/15/28)	5.000	06/15/50	1,078,157
610,000		Passaic County Improvement Authority, New Jersey, Charter School Revenue Bonds, Paterson Charter School for Science and Technology, Inc. Project, Series 2025	4.500	07/01/40	594,936

		TOTAL NEW JERSEY			3,785,973

		NEW MEXICO - 0.1%
1,000,000	(c)	Winrock Town Center Tax Increment Development District 1, Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds, Subordinate Lien Series 2020	8.000	05/01/40	959,163

		TOTAL NEW MEXICO			959,163

		NEW YORK - 11.1%
1,000,000		Babylon Local Development Corporation II, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2023A	5.750	02/01/33	1,020,451
325,000		Build New York City Resource Corporation, New York, Revenue Bonds, New World Preparatory Charter School Project, Series 2021A	4.000	06/15/31	314,133
1,060,000	(c)	Build NYC Resource Corporation, New York, Revenue Bonds, Albert Einstein College of Medicine, Inc, Series 2023	7.250	06/01/55	1,122,470
3,445,000	(c)	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter School, Series 2020A-1	5.250	06/01/40	3,324,221
1,000,000	(c)	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter School, Series 2020C-1	5.000	06/01/40	939,612
3,490,000	(c)	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter School, Series 2020C-1	5.000	06/01/55	2,939,934

See Notes to Financial Statements	249

Portfolio of Investments March 31, 2025 (continued)

Strategic Municipal Opportunities

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		NEW YORK (continued)
$1,145,000		Dormitory Authority of the State of New York, Revenue Bonds, Montefiore Medical Center, Series 2024	5.250%	11/01/42	$1,199,417
930,000		Dormitory Authority of the State of New York, Revenue Bonds, Montefiore Medical Center, Series 2024	5.250	11/01/43	971,055
175,000		Dormitory Authority of the State of New York, Revenue Bonds, Montefiore Medical Center, Series 2024	5.500	11/01/47	183,362
550,000		Dormitory Authority of the State of New York, Revenue Bonds, White Plains Hospital, Series 2024	5.250	10/01/49	561,221
7,940,000	(g)	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2024A, (UB)	5.000	03/15/55	8,239,663
1,095,000		Dutchess County Local Development Corporation, New York, Revenue Bonds, Health Quest Systems, Inc. Project, Series 2016B	5.000	07/01/35	1,106,629
750,000		Glen Cove Local Economic Assistance Corporation, New York, Revenue Bonds, Garvies Point Public Improvement Project, Capital Appreciation Series 2016C	5.625	01/01/55	668,249
225,000		Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Refunding Series 2020B	4.760	02/01/27	223,199
2,000,000		Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2021A	4.450	02/01/41	1,649,865
1,000,000		Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2021A	4.600	02/01/51	768,093
7,500,000		Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2020A-1	5.000	11/15/48	7,557,337
4,050,000		Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Refunding Series 2024B	4.000	11/15/43	3,693,194
1,465,000		Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Refunding Series 2024B	4.000	11/15/44	1,330,378
8,800,000		Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Refunding Series 2025A	5.000	11/15/41	9,251,326
400,000		Monroe County Industrial Development Corporation, New York, Revenue Bonds, Saint Ann?s Community Project, Series 2019	5.000	01/01/50	344,358
1,000,000	(g)	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Sustainable Development Series 2024A-1, (UB)	4.650	11/01/49	987,634
1,930,000	(g)	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Sustainable Development Series 2024A-1, (UB)	4.750	11/01/54	1,925,257
1,140,000	(g)	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Sustainable Development Series 2024B-1-A, (UB)	4.750	11/01/54	1,140,952
540,000	(c)	New York City Housing Development Corporation, New York, Multi-Family Mortgage Revenue Bonds, 8 Spruce Street, Class F Series 2024	5.250	12/15/31	550,017
175,000		New York City Housing Development Corporation, New York, Multi-Family Mortgage Revenue Bonds, 8 Spruce Street, Taxable Class E Series 2024	4.375	12/15/31	177,426
2,000,000		New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2015S-2	5.000	07/15/40	2,007,495
2,785,000		New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2018 Series A-3	5.000	08/01/41	2,851,619
1,210,000		New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal Series 2023F-1	5.250	02/01/40	1,316,409
4,775,000		New York City, New York, General Obligation Bonds, Fiscal 2025 Series E	5.000	08/01/41	5,148,900
6,850,000		New York City, New York, General Obligation Bonds, Fiscal 2025 Series E	5.000	08/01/42	7,327,372
1,000,000		New York City, New York, General Obligation Bonds, Fiscal 2025 Series E	5.000	08/01/45	1,051,549
1,965,000		New York City, New York, General Obligation Bonds, Fiscal 2025 Series F	5.000	08/01/42	2,101,940

250	See Notes to Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	NEW YORK (continued)
$1,050,000	New York State Housing Finance Agency, State Personal Income Tax Revenue Bonds, Economic Development and Housing Sustainability Green Series 2024B-1	4.550%	12/15/54	$1,001,377
550,000	New York State Housing Finance Agency, State Personal Income Tax Revenue Bonds, Economic Development and Housing Sustainability Green Series 2024C	4.000	12/15/39	522,907
770,000	New York State Housing Finance Agency, State Personal Income Tax Revenue Bonds, Economic Development and Housing Sustainability Green Series 2024C	4.300	12/15/44	720,333
1,625,000	New York State Housing Finance Agency, State Personal Income Tax Revenue Bonds, Economic Development and Housing Sustainability Green Series 2024C	4.500	12/15/49	1,537,477
830,000	New York State Housing Finance Agency, State Personal Income Tax Revenue Bonds, Economic Development and Housing Sustainability Green Series 2024C	4.550	12/15/54	791,565
2,500,000	New York Transportation Development Corporation, New York, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, (AMT)	5.000	07/01/41	2,500,332
1,000,000	New York Transportation Development Corporation, New York, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, (AMT)	5.250	01/01/50	999,965
1,315,000	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Refunding Series 2016, (AMT)	5.000	08/01/26	1,315,037
795,000	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Series 2020, (AMT)	5.250	08/01/31	823,568
555,000	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Series 2020, (AMT)	5.375	08/01/36	572,894
2,385,000	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, John F Kennedy International Airport New Terminal 1 Project, Green Series 2024, (AMT)	5.250	06/30/49	2,439,610
2,860,000	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, John F Kennedy International Airport New Terminal 1 Project, Green Series 2024, (AMT)	5.500	06/30/54	2,958,247
465,000	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, New Terminal 1 John F Kennedy International Airport Project, Green Series 2023, (AMT)	5.500	06/30/39	494,959
190,000	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, New Terminal 1 John F Kennedy International Airport Project, Green Series 2023, (AMT)	5.500	06/30/40	201,523
250,000	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, New Terminal 1 John F Kennedy International Airport Project, Green Series 2023 - AGM Insured, (AMT)	5.500	06/30/43	264,403
280,000	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, New Terminal 1 John F Kennedy International Airport Project, Green Series 2023 - AGM Insured, (AMT)	5.500	06/30/44	295,493
995,000	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, New Terminal 1 John F Kennedy International Airport Project, Green Series 2023, (AMT)	6.000	06/30/54	1,058,394
1,880,000	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, New Terminal 1 John F Kennedy International Airport Project, Green Series 2023 - AGM Insured, (AMT)	5.125	06/30/60	1,891,815
3,885,000	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, New Terminal 1 John F Kennedy International Airport Project, Green Series 2023, (AMT)	5.375	06/30/60	3,952,622
870,000	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport Project, Series 2020C	4.000	12/01/41	809,936

See Notes to Financial Statements	251

Portfolio of Investments March 31, 2025 (continued)

Strategic Municipal Opportunities

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		NEW YORK (continued)
$3,000,000		New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2020, (AMT)	5.000%	10/01/40	$3,051,900
1,900,000		New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2023, (AMT)	6.000	04/01/35	2,088,182
3,350,000		New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2023, (AMT)	5.625	04/01/40	3,519,531
545,000		Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Forty Second Series 2023, (AMT)	5.000	12/01/41	566,444
1,000,000		Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Thirty-Eighth Series 2023, (AMT)	5.000	07/15/38	1,047,897
1,525,000		Triborough Bridge and Tunnel Authority, New York, Real Estate Transfer Tax Revenue Bonds, MTA Bridges and Tunnels, TBTA Capital Lockbox Fund, Series 2025A	5.250	12/01/47	1,617,112
1,835,000		Triborough Bridge and Tunnel Authority, New York, Real Estate Transfer Tax Revenue Bonds, MTA Bridges and Tunnels, TBTA Capital Lockbox Fund, Series 2025A	5.250	12/01/48	1,945,445
2,035,000		Triborough Bridge and Tunnel Authority, New York, Real Estate Transfer Tax Revenue Bonds, MTA Bridges and Tunnels, TBTA Capital Lockbox Fund, Series 2025A	5.000	12/01/50	2,111,357
5,190,000		Triborough Bridge and Tunnel Authority, New York, Real Estate Transfer Tax Revenue Bonds, MTA Bridges and Tunnels, TBTA Capital Lockbox Fund, Series 2025A	5.500	12/01/59	5,580,793

		TOTAL NEW YORK			120,675,855

		NORTH CAROLINA - 0.3%
2,500,000		North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke University Project, Refunding Series 2016B	5.000	07/01/42	2,552,099
365,000		North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds, The Forest at Duke, Inc., Series 2021	4.000	09/01/46	310,927
230,000		North Carolina Medical Care Commission, Retirement Facility Revenue Bonds, Penick Village Project First Mortgage Series 2024A	5.500	09/01/54	226,051

		TOTAL NORTH CAROLINA			3,089,077

		NORTH DAKOTA - 0.3%
3,000,000		North Dakota Housing Finance Agency, Home Mortgage Program Revenue Bonds, Social Series 2024D	4.500	07/01/44	2,953,262

		TOTAL NORTH DAKOTA			2,953,262

		OHIO - 2.6%
5,255,000		Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Capital Appreciation Series 2020B-3 Class 2	0.000	06/01/57	523,521
990,000		Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2	5.000	06/01/55	873,876
2,000,000		Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2016	5.000	11/15/45	1,967,194
600,000		Dayton-Montgomery County Port Authority, Ohio, Development Revenue Bonds, Dayton Regional Stem Schools Inc. Project, Series 2024	5.000	12/01/44	603,622
450,000		Dayton-Montgomery County Port Authority, Ohio, Development Revenue Bonds, Dayton Regional Stem Schools Inc. Project, Series 2024	5.000	12/01/60	436,490
825,000	(e)	Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2025A	5.500	08/01/42	872,261
1,555,000	(e)	Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2025A	5.500	08/01/43	1,633,345
3,860,000	(c)	Jefferson County Port Authority, Ohio, Economic Development Revenue Bonds, JSW Steel USA Ohio, Inc. Project, Series 2023, (AMT), (Mandatory Put 12/01/28)	5.000	12/01/53	3,917,788

252	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		OHIO (continued)
$500,000		Montgomery County, Ohio, Health Care Facilities Revenue Bonds, Solvita Project Refunding and Improvement Series 2024	5.250%	09/01/49	$515,417
500,000		Montgomery County, Ohio, Health Care Facilities Revenue Bonds, Solvita Project Refunding and Improvement Series 2024	5.250	09/01/54	506,814
1,000,000		Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009D	3.375	08/01/29	980,080
1,665,000		Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2005C, (AMT)	3.700	04/01/28	1,663,529
3,570,000		Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2014C, (AMT)	3.650	12/01/27	3,564,657
250,000	(c)	Ohio Housing Finance Agency, Multifamily Housing Revenue Bonds, Silver Birch of Mansfield Project, Series 2024	6.000	01/01/45	247,250
705,000	(g)	Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Social Series 2024A, (UB)	4.650	09/01/54	690,620
9,000,000		Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2009A	4.750	06/01/33	9,355,937

		TOTAL OHIO			28,352,401

		OKLAHOMA - 0.6%
2,000,000		Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B	5.500	08/15/52	2,028,717
1,000,000		Oklahoma State Turnpike Authority, Turnpike System Revenue Bonds, Second Senior Series 2025A	5.000	01/01/45	1,062,631
1,585,000		Oklahoma State Turnpike Authority, Turnpike System Revenue Bonds, Second Senior Series 2025A	5.250	01/01/46	1,710,950
1,670,000		Oklahoma State Turnpike Authority, Turnpike System Revenue Bonds, Second Senior Series 2025A	5.250	01/01/47	1,797,981

		TOTAL OKLAHOMA			6,600,279

		OREGON - 0.1%
1,450,000		Astoria Hospital Facilities Authority, Oregon, Hospital Revenue Bonds, Columbia Memorial Hospital Project, Series 2024	5.250	08/01/49	1,495,601

		TOTAL OREGON			1,495,601

		PENNSYLVANIA - 3.2%
800,000		Allegheny County Airport Authority, Pennsylvania, Airport Revenue Bonds, Pittsburgh International Airport, Series 2023A - AGM Insured, (AMT)	5.250	01/01/39	854,476
900,000		Allegheny County Airport Authority, Pennsylvania, Airport Revenue Bonds, Pittsburgh International Airport, Series 2023A - AGM Insured, (AMT)	5.500	01/01/43	958,106
1,000,000		Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, University of Pittsburgh Medical Center, Series 2019A	4.000	07/15/37	985,499
900,000	(c)	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, 615 Waterfront Project, Senior Series 2021	6.000	05/01/42	933,996
180,000	(c)	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018	5.000	05/01/33	182,838
175,000	(c)	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Subordinate Lien, Series 2018	5.125	05/01/32	176,448
3,000,000	(c)	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Refunding Project, Series 2017	5.000	05/01/42	2,927,446
1,900,000	(c)	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, Neuweiler Lofts Project, Series 2023	6.250	05/01/42	1,875,329

See Notes to Financial Statements	253

Portfolio of Investments March 31, 2025 (continued)

Strategic Municipal Opportunities

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		PENNSYLVANIA (continued)
$1,500,000	(c)	Dauphin County General Authority, Pennsylvania, Revenue Bonds, Harrisburg University of Science & Technology Project, Series 2020	6.250%	10/15/53	$1,133,866
2,000,000		Geisinger Authority, Montour County, Pennsylvania, Health System Revenue Bonds, Geisinger Health System, Series 2017A-2	5.000	02/15/39	2,029,432
385,000		Lehigh County Industrial Development Authority, Pennsylvania, Charter School Revenue Bonds Seven Generations Charter School Series 2021A	4.000	05/01/51	307,166
1,400,000	(c)	Lehigh County Industrial Development Authority, Pennsylvania, Revenue Bonds, Provident Group -Lehigh Valley International Airport Hotel Project First Tier Series 2025A-2	5.750	01/01/65	1,352,184
1,065,000	(c)	Lehigh County Industrial Development Authority, Pennsylvania, Revenue Bonds, Provident Group -Lehigh Valley International Airport Hotel Project Second Tier Series 2025C	6.750	01/01/65	1,031,337
690,000	(a),(c),(d)	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2020A-1	10.000	12/01/40	69
690,000	(a),(c),(d)	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2020A-2, (AMT)	10.000	12/01/40	69
1,435,000	(a),(d)	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2021A	10.000	12/01/31	144
350,000		Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, PPL Energy Supply, LLC Project, Refunding Series 2009C, (Mandatory Put 6/01/27)	5.250	12/01/37	352,849
2,965,000		Pennsylvania Economic Development Financing Authority, Parking System Revenue Bonds, Capitol Region Parking System, Junior Guaranteed Series 2013B - BAM Insured	0.000	01/01/45	1,131,117
2,040,000		Pennsylvania Economic Development Financing Authority, Revenue Bonds, University of Pittsburgh Medical Center, Series 2017A	4.000	11/15/42	1,915,124
3,000,000	(g)	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Social Series 2023-143A, (UB)	5.450	04/01/51	3,042,441
380,000	(g)	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Social Series 2024-144A, (UB)	4.450	10/01/44	371,205
2,085,000	(g)	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Social Series 2024-144A, (UB)	4.600	10/01/49	2,050,579
2,910,000	(g)	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Social Series 2024-145A, (UB)	4.750	10/01/49	2,889,434
2,910,000	(g)	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Social Series 2024-145A, (UB)	4.800	10/01/51	2,888,209
40,000		Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2022B	5.250	12/01/41	43,549
525,000		Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2022B	5.250	12/01/42	566,904
1,500,000		Philadelphia Authority for Industrial Development, Pennsylvania, City Service Agreement Revenue Bonds, Series 2018	5.000	05/01/36	1,553,683
550,000	(c)	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Mariana Bracetti Academy Project, Series 2020A	5.375	06/15/50	513,183
435,000	(c)	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Mariana Bracetti Academy Project, Taxable Series 2020B	4.875	12/15/35	420,144
500,000	(c)	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Mariana Bracetti Academy Project, Taxable Series 2020B	5.125	12/15/44	462,663
1,615,000		Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series of 2017	5.000	07/01/31	1,641,819

		TOTAL PENNSYLVANIA			34,591,308

254	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		PUERTO RICO - 5.8%
$5,950,000		Children’s Trust Fund, Puerto Rico, Tobacco Settlement Asset- Backed Bonds, Series 2008A	0.000%	05/15/57	$373,014
3,125,000	(c)	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2020A	5.000	07/01/30	3,239,358
3,500,000	(c)	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2021B	5.000	07/01/37	3,594,722
1,500,000	(c)	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2021B	4.000	07/01/42	1,347,865
3,570,000	(d)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Federally Taxable Build America Bonds, Series 2010YY	6.125	07/01/40	1,448,436
1,375,000	(d)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010ZZ	4.250	01/01/26	579,949
1,000,000	(d)	Puerto Rico Electric Power Authority, Power Revenue Bonds, Taxable Series 2010BBB	5.400	07/01/28	407,228
175,000	(d)	Puerto Rico Electric Power Authority, Revenue Bonds, Series 2007TT	5.000	07/01/27	72,297
500,000	(d)	Puerto Rico Electric Power Authority, Revenue Bonds, Series 2010AAA	5.250	07/01/25	203,505
2,650,000	(d)	Puerto Rico Electric Power Authority, Revenue Bonds, Series 2010XX	5.250	07/01/40	1,190,106
100,000	(d)	Puerto Rico Electric Power Authority, Revenue Bonds, Series 2013A	7.000	07/01/43	38,338
2,265,000	(d)	Puerto Rico Electric Power Authority, Revenue Bonds, Taxable Series 2010EEE	6.050	07/01/32	904,788
545,707		Puerto Rico Highway and Transportation Authority Highway Revenue Bonds Series 2022	5.250	07/01/38	545,841
2,850,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	4.550	07/01/40	2,824,025
15,000,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	0.000	07/01/51	3,642,092
3,500,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	5.000	07/01/58	3,452,170
1,000,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2	4.784	07/01/58	953,400
11,292,680		Puerto Rico, GDB Debt Recovery Authority Commonwealth Bonds, Taxable Series 2018	7.500	08/20/40	11,052,368
9,014,471		Puerto Rico, General Obligation Bonds, Clawback Highway Transportation Authority Claims Taxable Series 2022	0.000	11/01/51	5,611,508
5,430,000		Puerto Rico, General Obligation Bonds, Commonwealth Clawback CVIS Taxable Series 2022	1.000	11/01/51	1,819,050
4,905,069		Puerto Rico, General Obligation Bonds, Commonwealth Clawback CVIS Taxable Series 2022	1.000	11/01/51	2,182,756
1,655,672		Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1	0.000	07/01/33	1,136,505
3,093,000		Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1	4.000	07/01/33	3,031,117
441		Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1	4.000	07/01/35	422
6,992,533		Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1	4.000	07/01/37	6,616,888
1,349,462		Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1	4.000	07/01/41	1,235,600
8,341,664		Puerto Rico, General Obligation Bonds, Vintage CW NT Claims Taxable Series 2022	0.000	11/01/43	5,234,394

		TOTAL PUERTO RICO			62,737,742

See Notes to Financial Statements	255

Portfolio of Investments March 31, 2025 (continued)

Strategic Municipal Opportunities

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		RHODE ISLAND - 0.9%
$2,000,000		Rhode Island Health and Educational Building Corporation, Public Schools Financing Program Revenue Bonds, City of Providence, Series 2024G - BAM Insured	5.250%	05/15/41	$2,161,293
2,000,000		Rhode Island Health and Educational Building Corporation, Public Schools Financing Program Revenue Bonds, City of Providence, Series 2024G - BAM Insured	5.250	05/15/42	2,151,437
3,500,000		Rhode Island Health and Educational Building Corporation, Public Schools Financing Program Revenue Bonds, City of Providence, Series 2024G - BAM Insured	5.250	05/15/43	3,753,260
1,750,000		Rhode Island Health and Educational Building Corporation, Public Schools Financing Program Revenue Bonds, City of Providence, Series 2024G - BAM Insured	5.250	05/15/44	1,872,427

		TOTAL RHODE ISLAND			9,938,417

		SOUTH CAROLINA - 1.1%
150,000	(c)	Hardeeville, South Carolina, Special Assessment Revenue Bonds, East Argent Improvement District, Series 2021	3.875	05/01/41	109,675
250,000		Lancaster County, South Carolina, Assessment Revenue Bonds, Walnut Creek Improvement District, Series 2016A-1	5.000	12/01/31	250,053
1,000,000	(c)	South Carolina Jobs-Economic Development Authority, Educational Facilities Revenue Bonds, Horse Creek Academy Project, Series 2021A	5.000	11/15/55	898,415
2,670,000		South Carolina Jobs-Economic Development Authority, Health Care Facilities Revenue Bonds, Novant Health Group, Series 2024A	5.500	11/01/49	2,908,458
1,000,000		South Carolina Jobs-Economic Development Authority, Health Care Facilities Revenue Bonds, Novant Health Group, Series 2024A	5.500	11/01/54	1,067,606
290,000		South Carolina Jobs-Economic Development Authority, Healthcare Revenue Bonds, Beaufort Memorial Hospital & South of Broad Healthcare Project, Series 2024	5.500	11/15/44	299,083
2,500,000		South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, McLeod Health Projects, Refunding & Improvement Series 2018	5.000	11/01/43	2,532,344
3,000,000		South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Improvement Series 2021B	4.000	12/01/39	2,869,163
1,250,000		South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2016A	5.000	12/01/38	1,260,576

		TOTAL SOUTH CAROLINA			12,195,373

		TENNESSEE - 1.8%
2,000,000	(c)	Bristol Industrial Development Board, Tennessee, State Sales Tax Revenue Bonds, Pinnacle Project, Capital Appreciation Series 2016B	0.000	12/01/31	1,393,663
485,000		Chattanooga Health, Educational and Housing Facility Board, Tennessee, Health System Revenue Bonds, Erlanger Health Series 2024	5.250	12/01/40	525,311
570,000		Chattanooga Health, Educational and Housing Facility Board, Tennessee, Health System Revenue Bonds, Erlanger Health Series 2024	5.250	12/01/41	612,776
1,635,000		Chattanooga Health, Educational and Housing Facility Board, Tennessee, Health System Revenue Bonds, Erlanger Health Series 2024	5.250	12/01/42	1,747,979
1,405,000		Chattanooga Health, Educational and Housing Facility Board, Tennessee, Health System Revenue Bonds, Erlanger Health Series 2024	5.250	12/01/43	1,496,595
2,595,000		Chattanooga Health, Educational and Housing Facility Board, Tennessee, Health System Revenue Bonds, Erlanger Health Series 2024	5.250	12/01/44	2,756,305
1,000,000	(d)	Memphis/Shelby County Economic Development Growth Engine Industrial Development Board, Tennessee, Tax Increment Revenue Bonds, Graceland Project, Senior Series 2017A	5.625	01/01/46	666,818
2,100,000		Metropolitan Government of Nashville and Davidson County Sports Authority, Tennessee, Revenue Bonds, Stadium Project, Subordinate Senior Series 2023A - AGM Insured	5.000	07/01/42	2,228,176

256	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TENNESSEE (continued)
$800,000		Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Belmont University, Series 2023	5.000%	05/01/40	$845,310
3,240,000		Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University, Series 2023A	5.000	07/01/28	3,436,872
3,490,000		Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University, Series 2023A	5.000	07/01/33	3,881,373

		TOTAL TENNESSEE			19,591,178

		TEXAS - 5.4%
1,000,000	(c)	Abilene Convention Center Hotel Development Corporation, Texas, Hotel Revenue Bonds, Second-Lien Series 2021B	5.000	10/01/50	827,731
1,355,000		Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Brooks Academies, Series 2021A	4.000	06/15/31	1,289,994
1,500,000		Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Brooks Academies, Series 2021A	5.000	06/15/51	1,332,741
340,000	(c)	Buda, Texas, Special Assessment Revenue Bonds, Persimmon Public improvement District Improvement Area 1 Project, Series 2025	5.875	09/01/45	335,068
500,000	(c)	Buda, Texas, Special Assessment Revenue Bonds, Persimmon Public improvement District Major Improvement Area Project, Series 2025	6.750	09/01/55	487,674
3,305,000		Chambers County Justice Center Public Facilities Corporation, Texas, Lease Revenue Bonds, Series 2024	5.500	06/01/49	3,503,565
5,270,000		Chambers County Justice Center Public Facilities Corporation, Texas, Lease Revenue Bonds, Series 2024	5.500	06/01/55	5,554,619
174,000	(c)	City of Midlothian, Texas, Westside Preserve Public Improvement District Improvement Area #1 Project Special Assessment Revenue Bonds Series 2022	4.375	09/15/27	173,547
275,000	(c)	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Valor Education Foundation, Series 2024A	6.000	06/15/54	268,400
395,000		Dallas Fort Worth International Airport, Texas, Joint Revenue Bonds Refunding Series 2023C, (AMT)	5.000	11/01/27	411,401
400,000	(c)	Denton County, Texas, Special Assessment Revenue Bonds, Green Meadows Public Improvement District Major Improvement Area Project, Series 2025	6.125	12/31/55	391,282
265,000	(c)	Denton County, Texas, Special Assessment Revenue Bonds, Green Meadows Public Improvement District, Improvement Area 1 Project, Series 2025	5.375	12/31/45	259,815
1,280,000		Fort Bend County Industrial Development Corporation, Texas, Revenue Bonds, NRG Energy Inc. Project, Series 2012B	4.750	11/01/42	1,257,986
680,000		Galveston, Texas, Wharves and Terminal First Lien Revenue Bonds, Series 2023, (AMT)	6.000	08/01/43	739,052
2,500,000		Greater Texas Cultural Educational Facilities Finance Corporation, Texas, Revenue Bonds, Biomedical Research Institute Series 2024A	5.250	06/01/49	2,553,102
4,800,000		Greater Texas Cultural Educational Facilities Finance Corporation, Texas, Revenue Bonds, Biomedical Research Institute Series 2024A	5.250	06/01/54	4,867,424
1,250,000		Harris County Industrial Development Corporation, Texas, Revenue Bonds, Energy Transfer LP Project, Marine Terminal Refunding Series 2023, (Mandatory Put 6/01/33)	4.050	11/01/50	1,247,297
80,000		Hays County, Texas, Special Assessment Revenue Bonds, La Cima Public Improvement District Major Public Improvement Project, Series 2015	7.000	09/15/45	80,187
2,000,000		Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc. Terminal Improvement Project, Refunding Series 2015B-1, (AMT)	5.000	07/15/35	2,000,205
1,525,000		Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc. Technical Operations Center Project, Series 2018, (AMT)	5.000	07/15/28	1,562,893

See Notes to Financial Statements	257

Portfolio of Investments March 31, 2025 (continued)

Strategic Municipal Opportunities

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TEXAS (continued)
$5,975,000		Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc. Terminal Improvements Project, Series 2024B, (AMT)	5.250%	07/15/33	$6,237,671
1,120,000		Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc. Terminal Improvements Project, Series 2024B, (AMT)	5.500	07/15/36	1,181,756
1,200,000		Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc. Terminal Improvements Project, Series 2024B, (AMT)	5.500	07/15/38	1,257,606
1,000,000		Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Facilities Department, Refunding Series 2014	5.000	09/01/32	1,001,330
5,615,000		Love Field Airport Modernization Corporation, Texas, General Airport Revenue Bonds, Refunding Series 2021 - AGM Insured, (AMT)	4.000	11/01/38	5,478,091
500,000	(c)	Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds, Thunder Rock Public Improvement District Improvement Area 1 Project, Series 2021	4.125	09/01/41	432,827
1,500,000		Matagorda County Navigation District 1, Texas, Pollution Control Revenue Bonds, AEP Texas Central Company Project, Remarketing, Series 2008-1	4.000	06/01/30	1,500,327
500,000	(c)	Mesquite, Texas, Special Assessment Bonds, Iron Horse Public Improvement District Project, Series 2019	5.750	09/15/39	503,508
500,000	(c)	Mesquite, Texas, Special Assessment Bonds, Iron Horse Public Improvement District Project, Series 2019	6.000	09/15/49	507,216
500,000	(c)	Mesquite, Texas, Special Assessment Revenue Bonds, Solterra Public Improvement District Improvement Area A-1 Projects, Series 2023	5.500	09/01/43	508,793
1,000,000	(c)	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Senior Lien Series 2018, (AMT)	4.625	10/01/31	997,123
35,000	(d)	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Buckingham Senior Living Community, Inc. Project, Series 2021A-1	7.500	11/15/37	27,777
230,000	(d)	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Buckingham Senior Living Community, Inc. Project, Series 2021A-2	7.500	11/15/36	188,925
1,060,650	(d)	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Buckingham Senior Living Community, Inc. Project, Series 2021B	0.380	11/15/61	387,324
25,000		New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Legacy Midtown Park Project, Series 2018A	5.500	07/01/54	18,348
1,145,000	(d)	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, NCCD - College Station Properties LLC - Texas A&M University Project, Series 2015A	5.000	07/01/47	1,098,267
3,500,000	(c)	Port Beaumont Industrial Development Authority, Texas, Facility Revenue Bonds, Jefferson Gulf Coast Energy Project, Series 2021B	4.100	01/01/28	3,176,893
405,000	(c)	Port Beaumont Navigation District, Jefferson County, Texas, Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project, Series 2024A, (AMT)	5.000	01/01/39	408,466
100,000	(c)	Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails Public Improvement District 2 Phase 1 Project, Series 2019	4.750	09/01/49	92,544
100,000	(c)	Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails Public Improvement District 2 Phase 2-6 Major Improvement Project, Series 2019	5.500	09/01/39	101,069
190,000	(c)	Princeton, Texas, Special Assessment Revenue Bonds, Winchester Crossing Public Improvement District 3 Project, Series 2024	5.125	09/01/44	181,402
570,000		Texas Private Activity Bond Surface Transpiration Corporation, Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC Refunding Series 2023, (AMT)	5.375	06/30/38	600,574
565,000		Texas Private Activity Bond Surface Transpiration Corporation, Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC Refunding Series 2023, (AMT)	5.500	06/30/41	593,013

258	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TEXAS (continued)
$800,000		Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Refunding Series 2020A	4.000%	06/30/40	$752,079
655,000		Texas Water Development Board, State Water Implementation Revenue Fund Bonds, Master Trust Series 2021	4.000	10/15/51	602,093
1,365,000		Waco, Texas, Certificates of Obligation, Combination Tax & Revenue Series 2024A	5.000	02/01/43	1,454,076

		TOTAL TEXAS			58,433,081

		UTAH - 0.6%
240,000	(c)	Black Desert Public Infrastructure District, Washington County, Utah, Special Assessment Bonds, Black Desert Assessment Area 1, Series 2024	5.625	12/01/53	240,732
245,000	(c),(d)	Box Elder County, Utah, Solid Waste Disposal Revenue Bonds, Promontory Point Res, LLC, Senior Series 2017A, (AMT)	8.000	12/01/39	237,107
640,000		Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2023A, (AMT)	5.250	07/01/43	669,913
955,000	(c)	Utah Charter School Finance Authority, Charter School Revenue Bonds, Paradigm High School Project, Series 2020A	5.125	07/15/51	827,383
1,345,000	(g)	Utah Housing Corporation, Single Family Mortgage Bonds, Series 2024C, (UB)	4.650	01/01/49	1,324,832
500,000	(c)	Wakara Ridge Public Infrastructure District, Utah, Special Assessment Bonds, Wakara Ridge Assessment Area, Series 2025	5.625	12/01/54	502,654
2,540,000	(c)	Wohali Public Infrastructure District 1, Utah, Special Assessment Revenue Bonds, Assessment Area 1 Series 2023	7.000	12/01/42	2,534,075

		TOTAL UTAH			6,336,696

		VIRGIN ISLANDS - 0.4%
1,295,000		Matching Fund Special Purpose Securitization Corporation, Virgin Islands, Revenue Bonds, Series 2022A	5.000	10/01/30	1,349,753
1,470,000		Matching Fund Special Purpose Securitization Corporation, Virgin Islands, Revenue Bonds, Series 2022A	5.000	10/01/39	1,496,323
1,000,000	(c)	West Indian Company Limited, Virgin Islands, Port Facilities Revenue Bonds WICO Financing Series 2022A	6.125	10/01/42	960,919

		TOTAL VIRGIN ISLANDS			3,806,995

		VIRGINIA - 1.0%
905,000		Alexandria Sanitation Authority, Virginia, Wastewater Revenue Bonds, Alexrenew Green Series 2024	5.000	07/15/54	951,929
1,895,000	(c)	Cherry Hill Community Development Authority, Virginia, Special Assesment Bonds, Potomac Shores Project, Series 2015	5.400	03/01/45	1,895,107
4,380,000		Roanoke Economic Development Authority, Virginia, Hospital Revenue Bonds, Carilion Clinic Obligated Group, Series 2020D, (Mandatory Put 7/01/30)	5.000	07/01/53	4,694,225
100,000	(c)	Virginia Small Business Finance Authority, Tourism Development Financing Program Revenue Bonds, Downtown Norfolk and Virginia Beach Oceanfront Hotel Projects, Series 2018A	8.375	04/01/41	96,825
1,785,000		Virginia Small Business Financing Authority, Revenue Bonds, Elizabeth River Crossing OPCO, LLC Project, Refunding Senior Lien Series 2022, (AMT)	4.000	01/01/40	1,667,753
1,450,000	(c)	Virginia Small Business Financing Authority, Tourism Development Financing Program Revenue Bonds, Virginia Beach Oceanfront South Hotel Project, Taxable Senior Series 2020B-1	12.000	10/01/50	1,602,739

		TOTAL VIRGINIA			10,908,578

		WASHINGTON - 3.4%
1,525,000		Port of Seattle, Washington, General Obligation Bonds, Limited Tax Series, Refunding 2024A, (AMT)	5.000	06/01/43	1,583,672
1,545,000		Port of Seattle, Washington, General Obligation Bonds, Limited Tax Series, Refunding 2024A, (AMT)	5.000	06/01/44	1,600,820
1,780,000		Port of Seattle, Washington, General Obligation Bonds, Limited Tax Series, Refunding 2024A, (AMT)	5.000	06/01/45	1,839,469
1,050,000		Port of Seattle, Washington, General Obligation Bonds, Limited Tax Series, Refunding 2024A, (AMT)	5.000	06/01/46	1,085,399
1,625,000		Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2017C, (AMT)	5.000	05/01/30	1,668,473

See Notes to Financial Statements	259

Portfolio of Investments March 31, 2025 (continued)

Strategic Municipal Opportunities

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		WASHINGTON (continued)
$5,545,000		Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Center, Series 2025A	5.000%	03/01/36	$6,142,793
3,250,000		Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Center, Series 2025A	5.000	03/01/37	3,596,572
2,500,000		Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Center, Series 2025A	5.000	03/01/38	2,753,767
2,875,000		Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Center, Series 2025A	5.000	03/01/39	3,117,552
2,500,000		Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Center, Series 2025A	5.000	03/01/40	2,690,097
1,770,000		Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Series 2014D	5.000	10/01/41	1,773,394
3,000,000		Washington Health Care Facilities Authority, Revenue Bonds, Providence Saint Joseph Health, Refunding Series 2021B, (Mandatory Put 10/01/30)	4.000	10/01/42	3,045,274
200,000	(c),(i)	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Herons Key Senior Living, Series 2015A, (Pre-refunded 7/01/25)	7.000	07/01/45	201,691
7,018,422		Washington State Housing Finance Commission, Social Municipal Certificates Multifamily Revenue Bonds, Series 2023-1 Class A	3.375	04/20/37	6,178,338

		TOTAL WASHINGTON			37,277,311

		WEST VIRGINIA - 0.4%
800,000		.Ohio County Commission, West Virginia, Tax Increment Revenue Bonds, The Highlands Project, Refunding & Improvement Series 2024	5.250	06/01/53	796,132
100,000	(c)	Monongalia County Commission, West Virginia, Special District Excise Tax Revenue Bonds, University Town Centre Economic Opportunity Development District, Refunding & Improvement Series 2017A	5.500	06/01/37	101,276
150,000	(c)	Monongalia County Commission, West Virginia, Special District Excise Tax Revenue Bonds, University Town Centre Economic Opportunity Development District, Subordinate Improvement Series 2023A	7.000	06/01/43	157,633
915,000	(c)	West Virginia Economic Development Authority, Dock and Wharf Facilities Revenue Bonds, Empire Trimodal Terminal, LLC Project, Series 2020	7.625	12/01/40	726,766
250,000	(c)	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Core Natural Resources, INC Project, AMT Series 2025, (AMT), (Mandatory Put 3/27/35)	5.450	01/01/55	256,086
1,000,000		West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Charleston Area Medical Center, Refunding & Improvement Series 2019A	5.000	09/01/31	1,037,362
1,135,000		West Virginia Hospital Finance Authority, Revenue Bonds, West Virginia University Health System, Improvement Series 2023A	5.000	06/01/43	1,179,412

		TOTAL WEST VIRGINIA			4,254,667

		WISCONSIN - 3.8%
2,500,000	(c)	Gillett, Wisconsin, Solid Waste Disposal Revenue Bonds, WI RNG Hub North LLC Renewable Natural Gas Production Plant Project, Series 2021A	5.500	12/01/32	1,961,344
105,000	(c)	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Corvian Community School Bonds, North Carolina, Series 2019A	5.000	06/15/49	91,763
75,000	(c)	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Corvian Community School, North Carolina, Series 2017A	4.250	06/15/29	73,150
375,000	(c)	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Eno River Academy Project, Series 2020A	4.000	06/15/30	367,725
150,000	(c)	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Founders Academy of Las Vegas, Series 2020A	5.000	07/01/40	139,768
100,000	(c)	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Freedom Classical Academy Inc., Series 2020A	5.000	01/01/42	93,146
230,000	(c)	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Freedom Classical Academy Inc., Series 2020A	5.000	01/01/56	199,450

260	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		WISCONSIN (continued)
$410,000		Public Finance Authority of Wisconsin, Charter School Revenue Bonds, North East Carolina Preparatory School Project, Refunding Series 2024A	5.000%	06/15/44	$402,351
250,000	(c)	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Research Triangle High School Project, North Carolina, Series 2015A	5.625	07/01/45	250,104
100,000	(c)	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Uwharrie Charter Academy, North Carolina, Series 2017A	5.500	06/15/37	101,163
3,018	(c),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/47	88
2,638	(c),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/48	72
2,596	(c),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/49	67
2,512	(c),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/50	60
2,469	(c),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/51	55
3,208	(c),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/52	67
3,166	(c),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/53	62
3,060	(c),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/54	56
2,997	(c),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/55	52
2,934	(c),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/56	48
159,690	(c),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	5.500	07/01/56	117,454
3,250	(c),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/57	50
3,166	(c),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/58	46
3,082	(c),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/59	43
3,018	(c),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/60	39
2,976	(c),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/61	36
2,891	(c),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/62	33
2,828	(c),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/63	31

See Notes to Financial Statements	261

Portfolio of Investments March 31, 2025 (continued)

Strategic Municipal Opportunities

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		WISCONSIN (continued)
$2,765	(c),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000%	01/01/64	$29
2,723	(c),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/65	27
2,934	(c),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/66	27
35,337	(c),(d)	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1	0.000	01/01/67	288
2,735,000	(c)	Public Finance Authority of Wisconsin, Education Revenue Bonds, Bonnie Cone Classical Academy, Series 2024	5.500	06/15/49	2,669,467
175,000		Public Finance Authority of Wisconsin, Education Revenue Bonds, Shining Rock Classical Academy, Series 2022A	6.125	06/15/57	170,423
750,000	(c)	Public Finance Authority of Wisconsin, Education Revenue Bonds, The Capitol Encore Academy, Series 2019A	5.250	06/01/39	705,822
1,000,000	(c)	Public Finance Authority of Wisconsin, Education Revenue Bonds, The Capitol Encore Academy, Series 2021A	5.000	06/01/56	849,125
545,000		Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, Cornerstone Charter Academy Series 2024	5.000	02/01/54	535,515
1,000,000	(c)	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, LEAD Academy Project, Series 2021	5.000	08/01/56	716,735
1,000,000		Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Refunding Series 2016, (AMT)	4.000	08/01/35	956,275
375,000		Public Finance Authority of Wisconsin, Health Care Facilities Revenue Bonds, Appalachian Regional Healthcare System Obligated Group, Series 2021A	5.000	07/01/41	365,723
2,000,000		Public Finance Authority of Wisconsin, Hotel Revenue Bonds, Grand Hyatt San Antonio Hotel Acquisition Project, Senior Lien Series 2022A	5.000	02/01/52	1,986,233
1,665,000	(c)	Public Finance Authority of Wisconsin, Hotel Revenue Bonds, Grand Hyatt San Antonio Hotel Acquisition Project, Subordinate Lien Series 2022B	5.625	02/01/46	1,714,018
2,000,000	(c)	Public Finance Authority of Wisconsin, Hotel Revenue Bonds, Grand Hyatt San Antonio Hotel Acquisition Project, Subordinate Lien Series 2022B	6.000	02/01/62	2,070,513
2,000,000	(c)	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017	6.750	12/01/42	2,024,449
3,000,000	(c)	Public Finance Authority of Wisconsin, Multifamily Housing Revenue Bonds, Promenade Apartments Project, Series 2024	6.250	02/01/39	3,048,850
3,750,000		Public Finance Authority of Wisconsin, Pollution Control Revenue Bonds, Duke Energy Progress Project, Refunding Series 2022B, (Mandatory Put 10/01/30)	4.000	10/01/46	3,754,724
105,000	(c),(d)	Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Gulf Coast Zoo, Series 2018A	6.500	09/01/48	63,000
500,000	(c),(d)	Public Finance Authority of Wisconsin, Revenue Bonds, Procure Proton Therapy Center, Senior Series 2018A	6.950	07/01/38	350,000
1,275,000	(c)	Public Finance Authority of Wisconsin, Revenue Bonds, Revolution Academy, Refunding Series 2023A	6.250	10/01/58	1,315,780
1,250,000		Public Finance Authority of Wisconsin, Revenue Bonds, Sky Harbour LLC Obligated Group Aviation Facilities Project, Series 2021, (AMT)	4.000	07/01/41	1,100,886
1,750,000		Public Finance Authority of Wisconsin, Revenue Bonds, Sky Harbour LLC Obligated Group Aviation Facilities Project, Series 2021, (AMT)	4.250	07/01/54	1,434,453
1,085,000	(e)	Public Finance Authority of Wisconsin, Revenue Bonds, Triad Educational Services, Inc. Math & Science Academy, Series 2025	5.500	06/15/55	1,093,074
950,000	(e)	Public Finance Authority of Wisconsin, Revenue Bonds, Triad Educational Services, Inc. Math & Science Academy, Series 2025	5.250	06/15/65	912,335

262	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		WISCONSIN (continued)
$635,000	(e)	Public Finance Authority of Wisconsin, Revenue Bonds, Triad Educational Services, Inc. Math & Science Academy, Series 2025	5.400%	06/15/65	$625,195
180,000	(c),(d)	Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland Proton Treatment Center, Series 2018A-1	6.250	01/01/38	81,000
865,000	(c),(d)	Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland Proton Treatment Center, Series 2018A-1	6.375	01/01/48	389,250
980,000	(d)	Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland Proton Treatment Center, Series 2018B-2	0.000	01/01/49	441,000
125,000	(a),(d)	Public Finance Authority of Wisconsin, Wisconsin Revenue Note, KDC Agribusiness LLC Project, Series 2022B	15.000	12/31/25	13
2,000,000	(c)	Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake Norman Charter School, Series 2018A	5.000	06/15/48	1,957,237
1,000,000		Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake Norman Charter School, Series 2024A	5.000	06/15/64	967,392
1,100,000	(c)	Public Finance Authority, Wisconsin, Educational Revenue Bonds, Wilson Preparatory Academy, Series 2019A	5.000	06/15/49	1,025,036
600,000	(c)	Public Finance Authority, Wisconsin, Revenue Bonds, Two Step Project, Series 2024	0.000	12/15/34	335,544
1,070,000	(c)	Public Finance Authority, Wisconsin, Tax Increment Revenue Senior Bonds, World Center Project Series 2024A	5.000	06/01/41	1,088,804
500,000	(c)	Public Finance Authority, Wisconsin, Tax Increment Revenue Subordinate Bonds, World Center Project Series 2024B	8.000	06/15/42	503,434
200,000		Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Dickson Hollow Phase 2 Project, Series 2024	5.450	10/01/39	201,863
2,500,000		Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Froedtert Health, Inc. Obligated Group, Series 2017A	4.000	04/01/39	2,364,052

		TOTAL WISCONSIN			41,615,914

		TOTAL MUNICIPAL BONDS (Cost $1,118,472,401)			1,091,484,277

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		VARIABLE RATE SENIOR LOAN INTERESTS - 0.0%

		CAPITAL GOODS - 0.0%
193,014	(a),(d)	KDC Agribusiness Fairless Hills LLC	12.000	09/15/23	20

		TOTAL CAPITAL GOODS			20

		TOTAL VARIABLE RATE SENIOR LOAN INTERESTS (Cost $193,014)			20

		TOTAL LONG-TERM INVESTMENTS (Cost $1,123,171,290)			1,096,393,702

		FLOATING RATE OBLIGATIONS - (3.1)%			(34,300,000)

		OTHER ASSETS & LIABILITIES, NET - 2.6%			28,941,582

		NET ASSETS - 100%			$1,091,035,284

AMT	Alternative Minimum Tax
SOFR	Secured Overnight Financing Rate
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.

(a)	For fair value measurement disclosure purposes, investment classified as Level 3.
(b)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $248,090,345 or 22.6% of Total Investments.

(d)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(e)	When-issued or delayed delivery security.
(f)	Step-up coupon bond, a bond with a coupon that increases (“steps up”), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(g)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(h)	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

See Notes to Financial Statements	263

Portfolio of Investments March 31, 2025 (continued)

Strategic Municipal Opportunities

(i)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.

264	See Notes to Financial Statements

Statement of Assets and Liabilities

March 31, 2025	High Yield	Short Duration High Yield	Strategic Municipal Opportunities
ASSETS
Long-term investments, at value†‡	$18,298,120,684	$5,083,414,530	$1,096,393,702
Affiliated investments, at value++	–	23,826,000	–
Investments purchased with collateral from securities lending, at value (cost approximates value)	–	76,623	–
Short-term investments, at valueà	109,150,000	136,920,000	–
Cash	2,607,249	–	19,776,708
Cash collateral at broker for investments in futures contracts(1)	18	8,692,520	39
Unrealized appreciation on credit default swaps contracts	2,683,940	–	–
Receivables:
Interest	395,969,547	86,041,555	18,302,822
Investments sold	195,498,272	168,840,906	348,771
Reclaims	1,742	–	–
Reimbursement from Adviser	–	5,811	–
Shares sold	7,903,485	16,158,272	716,327
Sale of Vistra Vision interest#(2)	713,774,585	181,784,914	12,111,950
Unfunded commitments	55,650,350	9,766,610	814,450
Other	1,063,670	374,358	85,293

Total assets	19,782,423,542	5,715,902,099	1,148,550,062
LIABILITIES
Cash overdraft	–	2,630,179	–
Floating rate obligations	5,004,553,000	201,550,000	34,300,000
Swaps premiums received	2,461,040	–	–
Payables:
Management fees	6,045,117	2,271,753	448,038
Collateral from securities lending	–	76,623	–
Dividends	9,940,429	2,639,272	302,092
Interest	50,363,661	2,032,589	294,643
Investments purchased - regular settlement	157,389,872	5,116,667	500,000
Investments purchased - when-issued/delayed-delivery settlement	42,393,566	80,610,846	17,309,145
Shares redeemed	50,453,171	15,155,953	3,741,629
Variation margin on futures contracts	–	14,063	–
Vistra Vision sale transactions costs(2)	16,840,962	4,289,075	285,772
Accrued expenses:
Custodian fees	435,865	218,889	90,084
Trustees fees	885,800	221,298	32,789
Professional fees	64,247	4,922	8,530
Shareholder reporting expenses	230,841	80,581	28,190
Shareholder servicing agent fees	1,161,522	470,331	115,986
12b-1 distribution and service fees	1,590,542	279,043	55,472
Other	7,466	8,381	2,408

Total liabilities	5,344,817,101	317,670,465	57,514,778
Commitments and contingencies(3)
Net assets	$14,437,606,441	$5,398,231,634	$1,091,035,284
NET ASSETS CONSIST OF:
Paid-in capital	$17,956,251,403$	6,020,729,452	$1,271,901,407

Total distributable earnings (loss)	(3,518,644,962)	(622,497,818)	(180,866,123)
Net assets	$14,437,606,441	$5,398,231,634	$1,091,035,284

† Long-term investments, cost	$19,500,126,014	$5,306,504,605	$1,123,171,290
++ Affiliated investments, cost	$—	$24,014,250	$—
à Short-term investments, cost	$109,150,000	$136,920,000	$—
‡ Includes securities loaned of	$—	$75,240	$—
# Net of discount of	$51,273,677	$13,173,044	$877,692

(1)	Cash pledged to collateralize the net payment obligations for investments in derivatives.
(2)	Refer to Note 4 of the Notes to Financial Statements for more information.
(3)	As disclosed in Notes to Financial Statements.

See Notes to Financial Statements.

Statement of Assets and Liabilities (continued)

	High Yield	Short Duration High Yield	Strategic Municipal Opportunities

CLASS A:

Net assets	$6,112,763,550	$1,207,532,581	$214,673,815

Shares outstanding	421,241,048	126,236,086	21,746,504

Net asset value (“NAV”) per share	$14.51	$9.57	$9.87

Maximum sales charge	4.20%	2.50%	3.00%

Offering price per share (NAV per share plus maximum sales charge)	$15.15	$9.82	$10.18

CLASS C:

Net assets	$619,536,909	$87,149,204	$21,329,834

Shares outstanding	42,742,541	9,099,602	2,161,386

NAV and offering price per share	$14.49	$9.58	$9.87

CLASS R6:

Net assets	$488,723,408	$-	$-

Shares outstanding	33,650,475	-	-

NAV and offering price per share	$14.52	$-	$-

CLASS I:

Net assets	$7,216,582,574	$4,103,549,849	$855,031,635

Shares outstanding	497,107,650	428,175,240	86,550,013

NAV and offering price per share	$14.52	$9.58	$9.88

Authorized shares - per class	Unlimited	Unlimited	Unlimited

Par value per share	$ 0.01	$ 0.01	$ 0.01

See Notes to Financial Statements.

Statement of Operations

Year Ended March 31, 2025	High Yield	Short Duration High Yield	Strategic Municipal Opportunities

INVESTMENT INCOME
Dividends	$5,583,243	$1,414,105	$94,219
Dividends from affiliated investments	—	25,330	—
Interest	1,087,016,275	246,550,294	53,799,328
Securities lending income, net	2,109	269	—
Tax withheld	(2,482)	—	—
Total investment income	1,092,599,145	247,989,998	53,893,547

EXPENSES
Management fees	75,864,481	23,726,283	5,165,073
12b-1 service fees - Class A	13,178,644	2,178,846	422,226
12b-1 distribution and service fees - Class C	7,155,213	888,893	240,504
Shareholder servicing agent fees - Class A	2,130,914	401,597	89,217
Shareholder servicing agent fees - Class C	234,469	32,696	10,156
Shareholder servicing agent fees - Class R6	14,047	—	—
Shareholder servicing agent fees - Class I	2,557,774	1,324,533	356,012
Interest expense	197,203,318	8,400,064	1,012,700
Trustees fees	606,443	183,199	41,553
Custodian expenses, net	413,623	372,459	71,682
Registration fees	382,674	238,707	94,754
Professional fees	3,580,980	672,043	122,726
Shareholder reporting expenses	260,919	109,827	45,435
Other	224,837	77,390	28,975
Total expenses	303,808,336	38,606,537	7,701,013

Net investment income (loss)	788,790,809	209,383,461	46,192,534

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments	600,439,409	143,875,246	15,595,958
Futures contracts	–	4,731,372	–
Swap contracts	(223,314,409)	(87,206,782)	(5,813,413)
Net realized gain (loss)	377,125,000	61,399,836	9,782,545

Change in unrealized appreciation (depreciation) on:
Investments	(835,029,289)	(95,419,490)	(24,125,045)
Affiliated investments	—	(188,250)	—
Futures contracts	—	(6,539,413)	—
Swap contracts	(374,451)	—	—
Net change in unrealized appreciation (depreciation)	(835,403,740)	(102,147,153)	(24,125,045)

Net realized and unrealized gain (loss)	(458,278,740)	(40,747,317)	(14,342,500)

Net increase (decrease) in net assets from operations	$330,512,069	$168,636,144	$31,850,034

See Notes to Financial Statements.

Statement of Changes in Net Assets

	High Yield		Short Duration High Yield
	Year Ended 3/31/25	Year Ended 3/31/24	Year Ended 3/31/25	Year Ended 3/31/24
OPERATIONS
Net investment income (loss)	$788,790,809	$767,787,117	$209,383,461	$191,169,606
Net realized gain (loss)	377,125,000	(370,962,264)	61,399,836	(35,122,600)
Net change in unrealized appreciation (depreciation)	(835,403,740)	170,000,165	(102,147,153)	68,532,738

Net increase (decrease) in net assets from operations	330,512,069	566,825,018	168,636,144	224,579,744

DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A	(332,359,332)	(338,937,827)	(51,008,358)	(44,586,261)
Class C	(30,374,488)	(36,220,180)	(3,428,810)	(3,746,346)
Class R6	(28,379,472)	(39,656,628)	—	—
Class I	(413,967,943)	(440,121,077)	(174,492,882)	(151,697,717)
Return of Capital:
Class A	—	(18,313,963)	—	—
Class C	—	(2,321,463)	—	—
Class R6	—	(2,033,759)	—	—
Class I	—	(22,855,534)	—	—

Total distributions	(805,081,235)	(900,460,431)	(228,930,050)	(200,030,324)

FUND SHARE TRANSACTIONS
Subscriptions	4,465,184,910	5,911,618,751	2,846,119,611	1,925,046,797
Reinvestments of distributions	681,234,833	744,019,473	201,842,560	170,646,037
Redemptions	(6,411,073,485)	(8,460,745,082)	(1,695,574,000)	(3,296,354,480)

Net increase (decrease) from Fund share transactions	(1,264,653,742)	(1,805,106,858)	1,352,388,171	(1,200,661,646)
Net increase (decrease) in net assets	(1,739,222,908)	(2,138,742,271)	1,292,094,265	(1,176,112,226)
Net assets at the beginning of period	16,176,829,349	18,315,571,620	4,106,137,369	5,282,249,595

Net assets at the end of period	$14,437,606,441	$16,176,829,349	$5,398,231,634	$4,106,137,369

See Notes to Financial Statements.

	Strategic Municipal Opportunities
	Year Ended 3/31/25	Year Ended 3/31/24
OPERATIONS
Net investment income (loss)	$46,192,534	$42,147,396
Net realized gain (loss)	9,782,545	(21,994,741)
Net change in unrealized appreciation (depreciation)	(24,125,045)	37,950,742

Net increase (decrease) in net assets from operations	31,850,034	58,103,397

DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A	(8,640,489)	(7,795,935)
Class C	(790,365)	(846,323)
Class I	(36,300,047)	(33,086,712)

Total distributions	(45,730,901)	(41,728,970)

FUND SHARE TRANSACTIONS
Subscriptions	337,213,822	476,047,797
Reinvestments of distributions	42,417,252	39,081,378
Redemptions	(307,173,993)	(616,535,495)

Net increase (decrease) from Fund share transactions	72,457,081	(101,406,320)
Net increase (decrease) in net assets	58,576,214	(85,031,893)
Net assets at the beginning of period	1,032,459,070	1,117,490,963

Net assets at the end of period	$1,091,035,284	$1,032,459,070

See Notes to Financial Statements.

Statement of Cash Flows

Year Ended March 31, 2025	High Yield
CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase (Decrease) in Net Assets from Operations	$330,512,069
Adjustments to reconcile the net increase (decrease) in net assets from operations to net cash provided by (used in) operating activities:
Purchases of investments	(3,600,012,142)
Proceeds from sale and maturities of investments	5,283,693,439
Proceeds from (Purchase of) short-term investments, net	542,050,000
Proceeds from litigation settlement	384
Premiums received (paid) for credit default swaps contracts	(906,568)
Amortization (Accretion) of premiums and discounts, net	(83,030,785)
(Increase) Decrease in:
Receivable for interest	15,137,601
Receivable for reclaims	(1,742)
Receivable for investments sold	15,828,222
Receivable for sale of Vistra Vision	(713,774,585)
Other assets	1,126,017
Increase (Decrease) in:
Payable for interest	(8,331,059)
Payable for investments purchased - regular settlement	(6,202,465)
Payable for investments purchased - when-issued/delayed-delivery settlement	26,531,093
Payable for management fees	(574,408)
Payable for Vistra Vision sale transactions costs	16,840,962
Accrued custodian fees	(188,912)
Accrued 12b-1 distribution and service fees	(229,118)
Accrued Trustees fees	(1,095)
Accrued professional fees	(31,387)
Accrued shareholder reporting expenses	7,438
Accrued shareholder servicing agent fees	(218,469)
Accrued other expenses	7,466
Net realized (gain) loss from investments	(600,439,409)
Net realized (gain) loss from paydowns	(6,410,369)
Net change in unrealized (appreciation) depreciation of investments	835,029,289
Net change in unrealized (appreciation) depreciation of swap contracts	374,451
Net cash provided by (used in) operating activities	2,046,785,918
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from borrowings	278,000,000
(Repayments) of borrowings	(278,000,000)
Proceeds from floating rate obligations	851,423,000
(Repayments of) floating rate obligations	(866,565,000)
Cash distributions paid to common shareholders	(124,607,612)
Subscriptions	4,486,196,090
Redemptions	(6,410,316,095)

Net cash provided by (used in) financing activities	(2,063,869,617)
Net increase (decrease) in cash and cash collateral at brokers	(17,083,699)
Cash and cash collateral at brokers at the beginning of period	19,690,966
Cash and cash collateral at brokers at the end of period	$2,607,267

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION	High Yield
Cash paid for interest	$202,258,655
Non-cash financing activities not included herein consists of reinvestments of share distributions	681,234,833

The following table provides a reconciliation of cash and cash collateral at brokers to the Statement of Assets and Liabilities:

High Yield
Cash	$2,607,249
Cash collateral at broker for investments in futures contracts	18
Total cash and cash collateral at brokers	$2,607,267

See Notes to Financial Statements.

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (NII) (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From NII	From Net Realized Gains	Return of Capital	Total	Net Asset Value, End of Period
High Yield
Class A
3/31/25	$14.97	$0.74	$(0.44)	$0.30	$(0.76)	$—	$—	$(0.76)	$14.51
3/31/24	15.15	0.67	(0.07)	0.60	(0.74)	—	(0.04)	(0.78)	14.97
3/31/23	16.95	0.81	(1.80)	(0.99)	(0.81)	—	—	(0.81)	15.15
3/31/22	17.87	0.83	(0.93)	(0.10)	(0.82)	—	—	(0.82)	16.95
3/31/21	16.22	0.88	1.62	2.50	(0.85)	—	—	(0.85)	17.87
Class C
3/31/25	14.95	0.62	(0.44)	0.18	(0.64)	—	—	(0.64)	14.49
3/31/24	15.14	0.54	(0.07)	0.47	(0.62)	—	(0.04)	(0.66)	14.95
3/31/23	16.93	0.69	(1.80)	(1.11)	(0.68)	—	—	(0.68)	15.14
3/31/22	17.85	0.68	(0.93)	(0.25)	(0.67)	—	—	(0.67)	16.93
3/31/21	16.20	0.75	1.61	2.36	(0.71)	—	—	(0.71)	17.85
Class R6
3/31/25	14.98	0.78	(0.45)	0.33	(0.79)	—	—	(0.79)	14.52
3/31/24	15.17	0.69	(0.07)	0.62	(0.77)	—	(0.04)	(0.81)	14.98
3/31/23	16.97	0.84	(1.80)	(0.96)	(0.84)	—	—	(0.84)	15.17
3/31/22	17.89	0.87	(0.93)	(0.06)	(0.86)	—	—	(0.86)	16.97
3/31/21	16.23	0.92	1.62	2.54	(0.88)	—	—	(0.88)	17.89
Class I
3/31/25	14.97	0.77	(0.43)	0.34	(0.79)	—	—	(0.79)	14.52
3/31/24	15.16	0.69	(0.07)	0.62	(0.77)	—	(0.04)	(0.81)	14.97
3/31/23	16.96	0.85	(1.81)	(0.96)	(0.84)	—	—	(0.84)	15.16
3/31/22	17.87	0.87	(0.93)	(0.06)	(0.85)	—	—	(0.85)	16.96
3/31/21	16.22	0.92	1.61	2.53	(0.88)	—	—	(0.88)	17.87

(a)	Based on average shares outstanding.
(b)	Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)

The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.

	Ratio/Supplemental Data
		Ratios to Average Net Assets
	Net
	Assets,	Expenses	Expenses		Portfolio
Total	End of	Including	Excluding	NII	Turnover
Return(b)	Period (000)	Interest(c)	Interest	(Loss)	Rate

1.94%	$6,112,764	2.00%	0.75%	4.94%	18%
4.21	6,796,508	2.11	0.79	4.55	28
(5.79)	7,040,067	1.63	0.76	5.24	43
(0.79)	7,898,026	0.92	0.72	4.55	20
15.62	8,064,891	0.96	0.74	5.17	18

1.13	619,537	2.80	1.55	4.13	18
3.32	786,884	2.91	1.59	3.72	28
(6.51)	960,502	2.43	1.56	4.45	43
(1.59)	1,341,334	1.72	1.52	3.75	20
14.67	1,449,724	1.76	1.54	4.39	18

2.19	488,723	1.77	0.52	5.17	18
4.39	527,604	1.87	0.55	4.66	28
(5.55)	1,004,656	1.39	0.52	5.46	43
(0.56)	933,197	0.69	0.49	4.79	20
15.86	774,499	0.73	0.51	5.44	18

2.22	7,216,583	1.80	0.55	5.14	18
4.35	8,065,834	1.91	0.59	4.71	28
(5.52)	9,310,347	1.43	0.56	5.50	43
(0.59)	11,387,620	0.72	0.52	4.75	20
15.87	10,487,347	0.76	0.54	5.37	18

See Notes to Financial Statements.

Financial Highlights (continued)

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (NII) (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From NII	From Net Realized Gains	Total	Net Asset Value, End of Period
Short Duration High Yield
Class A
3/31/25	$9.65	$0.41	$(0.04)	$0.37	$(0.45)	$—	$(0.45)	$9.57
3/31/24	9.52	0.39	0.15	0.54	(0.41)	—	(0.41)	9.65
3/31/23	10.07	0.39	(0.61)	(0.22)	(0.33)	—	(0.33)	9.52
3/31/22	10.31	0.32	(0.24)	0.08	(0.32)	—	(0.32)	10.07
3/31/21	9.73	0.37	0.58	0.95	(0.37)	—	(0.37)	10.31
Class C
3/31/25	9.66	0.34	(0.04)	0.30	(0.38)	—	(0.38)	9.58
3/31/24	9.53	0.31	0.15	0.46	(0.33)	—	(0.33)	9.66
3/31/23	10.08	0.31	(0.61)	(0.30)	(0.25)	—	(0.25)	9.53
3/31/22	10.32	0.24	(0.24)	—	(0.24)	—	(0.24)	10.08
3/31/21	9.73	0.29	0.59	0.88	(0.29)	—	(0.29)	10.32
Class I
3/31/25	9.67	0.43	(0.05)	0.38	(0.47)	—	(0.47)	9.58
3/31/24	9.54	0.40	0.15	0.55	(0.42)	—	(0.42)	9.67
3/31/23	10.09	0.41	(0.61)	(0.20)	(0.35)	—	(0.35)	9.54
3/31/22	10.33	0.34	(0.24)	0.10	(0.34)	—	(0.34)	10.09
3/31/21	9.75	0.39	0.58	0.97	(0.39)	—	(0.39)	10.33

(a)	Based on average shares outstanding.
(b)	Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)

The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.

(d)	After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.

	Ratio/Supplemental Data
		Ratios to Average Net Assets
	Net	Gross	Gross	Net	Net
	Assets,	Expenses	Expenses	Expenses	Expenses		Portfolio
Total	End of	Including	Excluding	Including	Excluding	NII	Turnover
Return(b)	Period (000)	Interest(c)	Interest	Interest(c),(d)	Interest(d)	(Loss)(d)	Rate

3.90%	$1,207,533	0.95%	0.77%	0.95%	0.77%	4.26%	39%
5.82	982,788	1.07	0.81	1.06	0.80	4.12	31
(2.07)	1,150,158	0.92	0.77	0.92	0.77	4.03	53
0.62	1,351,901	0.77	0.75	0.77	0.75	3.05	38
9.55	1,042,073	0.81	0.77	0.81	0.77	3.74	30

3.07	87,149	1.75	1.57	1.75	1.57	3.46	39
4.95	93,636	1.87	1.61	1.86	1.60	3.30	31
(2.86)	129,289	1.72	1.57	1.72	1.57	3.23	53
(0.18)	153,569	1.57	1.55	1.57	1.55	2.26	38
8.73	146,478	1.61	1.57	1.61	1.57	2.94	30

3.98	4,103,550	0.75	0.57	0.75	0.57	4.46	39
6.01	3,029,714	0.87	0.61	0.86	0.60	4.28	31
(1.85)	4,002,802	0.72	0.57	0.72	0.57	4.21	53
0.83	5,059,951	0.57	0.55	0.57	0.55	3.24	38
9.72	3,518,001	0.61	0.57	0.61	0.57	3.93	30

See Notes to Financial Statements.

Financial Highlights (Continued)

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (NII) (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From NII	From Net Realized Gains	Total	Net Asset Value, End of Period
Strategic Municipal Opportunities
Class A
3/31/25	$10.00	$0.42	$(0.14)	$0.28	$(0.41)	$—	$(0.41)	$9.87
3/31/24	9.81	0.38	0.19	0.57	(0.38)	—	(0.38)	10.00
3/31/23	10.74	0.34	(0.88)	(0.54)	(0.30)	(0.09)	(0.39)	9.81
3/31/22	11.55	0.27	(0.61)	(0.34)	(0.28)	(0.19)	(0.47)	10.74
3/31/21	10.68	0.29	0.89	1.18	(0.28)	(0.03)	(0.31)	11.55
Class C
3/31/25	9.99	0.34	(0.13)	0.21	(0.33)	—	(0.33)	9.87
3/31/24	9.80	0.30	0.19	0.49	(0.30)	—	(0.30)	9.99
3/31/23	10.74	0.26	(0.89)	(0.63)	(0.22)	(0.09)	(0.31)	9.80
3/31/22	11.54	0.18	(0.61)	(0.43)	(0.18)	(0.19)	(0.37)	10.74
3/31/21	10.67	0.20	0.89	1.09	(0.19)	(0.03)	(0.22)	11.54
Class I
3/31/25	10.00	0.44	(0.13)	0.31	(0.43)	—	(0.43)	9.88
3/31/24	9.81	0.40	0.18	0.58	(0.39)	—	(0.39)	10.00
3/31/23	10.75	0.36	(0.89)	(0.53)	(0.32)	(0.09)	(0.41)	9.81
3/31/22	11.56	0.29	(0.61)	(0.32)	(0.30)	(0.19)	(0.49)	10.75
3/31/21	10.69	0.31	0.89	1.20	(0.30)	(0.03)	(0.33)	11.56

(a)	Based on average shares outstanding.
(b)	Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)

The Fund has a contractual fee waiver/expense reimbursement agreement with the Adviser, but did not receive a fee waiver/expense reimbursement during the periods presented herein. See Notes to Financial Statements for more information.

(d)

The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.

	Ratio/Supplemental Data
		Ratios to Average Net Assets
	Net
	Assets,	Expenses	Expenses		Portfolio
Total	End of	Including	Excluding	NII	Turnover
Return(b)	Period (000)	Interest(c),(d)	Interest(c)	(Loss)(c)	Rate

2.82%	$214,674	0.84%	0.75%	4.15%	68%
5.95	203,024	0.81	0.79	3.89	97
(4.94)	210,260	0.83	0.79	3.43	63
(3.20)	235,489	0.78	0.76	2.32	80
11.13	218,844	0.80	0.78	2.58	52

2.10	21,330	1.64	1.55	3.34	68
5.10	26,150	1.61	1.59	3.08	97
(5.70)	30,733	1.63	1.59	2.64	63
(4.00)	32,846	1.58	1.56	1.52	80
10.26	32,753	1.60	1.58	1.79	52

3.14	855,032	0.64	0.55	4.35	68
6.14	803,285	0.61	0.59	4.08	97
(4.81)	876,498	0.62	0.58	3.60	63
(3.00)	1,192,377	0.58	0.56	2.52	80
11.35	988,085	0.60	0.58	2.79	52

See Notes to Financial Statements.

Notes to Financial Statements

1.	General Information

Trust and Fund Information: The Nuveen Municipal Trust (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The Trust is comprised of Nuveen High Yield Municipal Bond Fund (“High Yield”), Nuveen Short Duration High Yield Municipal Bond Fund (“Short Duration High Yield”) and Nuveen Strategic Municipal Opportunities Fund (“Strategic Municipal Opportunities”) (each a “Fund” and collectively, the “Funds”), among others. The Trust was organized as a Massachusetts business trust on July 1, 1996.

Current Fiscal Period: The end of the reporting period for the Funds is March 31, 2025, and the period covered by these Notes to Financial Statements is the fiscal year ended March 31, 2025 (the “current fiscal period”).

Investment Adviser and Sub-Adviser: The Funds’ investment adviser, Nuveen Fund Advisors, LLC (the “Adviser”), is a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-advisory agreements with Nuveen Asset Management, LLC, (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.

Share Classes and Sales Charges: Class A Shares are generally sold with an up-front sales charge. Class A Share purchases of $250,000 ($500,000 prior to August 19, 2024) or more for High Yield and $250,000 or more for Short Duration High Yield and Strategic Municipal Opportunities are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1% for High Yield and Strategic Municipal Opportunities and 0.70% for Short Duration High Yield if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C Shares automatically convert to Class A Shares eight years after purchase. Class R6 Shares and Class I Shares are sold without an upfront sales charge.

2.	Significant Accounting Policies

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Compensation: The Trust pays no compensation directly to those of its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds’ Board of Trustees (the “Board”) has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

Custodian Fee Credit: As an alternative to overnight investments, each Fund has an arrangement with its custodian bank, State Street Bank and Trust Company, (the “Custodian”) whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the Custodian. The amount of custodian fee credit earned by a Fund is recognized on the Statement of Operations as a component of “Custodian expenses, net.” During the current reporting period, the custodian fee credit earned by each Fund was as follows:

Fund	Gross Custodian Fee Credits

High Yield	$445,972

Short Duration High Yield	104,002

Strategic Municipal Opportunities	71,895

Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Notes to Financial Statements (continued)

Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is comprised of dividend income and interest income. Dividend income is recorded on the ex-dividend date. Non-cash dividends received the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income, which is recorded on an accrual basis and includes the accretion of discounts and the amortization of premiums for financial reporting purposes. Interest income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.

Multiclass Operations and Allocations: Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative value of the settled shares of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.

Sub-transfer agent fees and similar fees, which are recognized as a component of “Shareholder servicing agent fees” on the Statement of Operations, are not charged to Class R6 Shares and are prorated among the other classes based on their relative settled shares.

Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.

Netting Agreements: In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.

The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to Financial Statements.

Segment Reporting: In November 2023, the FASB issued Accounting Standard Update (“ASU”) No. 2023-07, Segment Reporting (Topic 280) Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The amendments in ASU 2023-07 improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. ASU 2023-07 also requires a public entity that has a single reportable segment to provide all the disclosures required by the amendments in ASU 2023-07 and all existing segment disclosures in Topic 280. The amendments in ASU 2023-07 are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The Funds adopted ASU 2023-07 during the current reporting period. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial positions or the results of their operations.

The officers of the Funds act as the chief operating decision maker (“CODM”). Each Fund represents a single operating segment. The CODM monitors the operating results of each Fund as a whole and is responsible for each Fund’s long-term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as “total assets” and significant segment revenues and expenses are listed on the Statement of Operations.

New Accounting Pronouncement: In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) Improvements to Income tax disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. Management is currently evaluating the implications of these changes on the financial statements.

3.	Investment Valuation and Fair Value Measurements

The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).

Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:

Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.

Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.

Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.

Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.

Swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Swaps are generally classified as Level 2.

Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as Level 1.

For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.

The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:

High Yield	Level 1	Level 2	Level 3	Total

Long-Term Investments:
Common Stocks	$1,190,213	$–	$10	$1,190,223
Corporate Bonds	–	1,174,166	25,689,665	26,863,831
Municipal Bonds	–	18,268,517,425	105,162	18,268,622,587
Variable Rate Senior Loan Interests	–	–	1,444,043	1,444,043
Short-Term Investments:
Repurchase Agreements	–	109,150,000	–	109,150,000
Unfunded Commitments*	–	–	55,650,350	55,650,350
Investments in Derivatives:
Credit Default Swaps – OTC Uncleared**	–	–	2,683,940	2,683,940

Total	$1,190,213	$18,378,841,591	$85,573,170	$18,465,604,974

Notes to Financial Statements (continued)

Short Duration High Yield	Level 1	Level 2	Level 3	Total

Long-Term Investments:
Common Stocks	$–	$–	$2	$2
Corporate Bonds	–	–	7,875,000	7,875,000
Exchange-Traded Funds	23,826,000	–	–	23,826,000
Mortgage-Backed Securities	–	329,988	–	329,988
Municipal Bonds	–	5,070,541,705	31,871	5,070,573,576
Variable Rate Senior Loan Interests	–	–	4,635,964	4,635,964
Investments Purchased with Collateral from Securities Lending	76,623	–	–	76,623
Short-Term Investments:
Municipal Bonds	–	135,820,000	–	135,820,000
Repurchase Agreements	–	1,100,000	–	1,100,000
Unfunded Commitments*	–	–	9,766,610	9,766,610
Investments in Derivatives:
Futures Contracts**	(8,152,699)	–	–	(8,152,699)

Total	$15,749,924	$5,207,791,693	$22,309,447	$5,245,851,064

Strategic Municipal Opportunities	Level 1	Level 2	Level 3	Total

Long-Term Investments:
Common Stocks	$–	$–	$ –***	$–
Corporate Bonds	–	4,473,437	435,968	4,909,405
Municipal Bonds	–	1,091,482,889	1,388	1,091,484,277
Variable Rate Senior Loan Interests	–	–	20	20
Unfunded Commitments*	–	–	814,450	814,450

Total	$–	$1,095,956,326	$1,251,826	$1,097,208,152

*	Unfunded commitments are valued at the unrealized appreciation (depreciation) on the commitment.
**	Represents net unrealized appreciation (depreciation).
***	Value equals zero as of the end of the reporting period.

The Funds hold liabilities in floating rate obligations, where applicable, which are not reflected in the tables above. The fair values of the Funds’ liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as Level 2 and further described in these Notes to Financial Statements. The Funds, where applicable, have a receivable for the sale of their interest in Vistra Vision, which is not reflected in the tables above. The carrying value of this receivable approximates fair value. The “Receivable for sale of Vistra Vision interest” is generally classified as Level 2 and further described in these Notes to Financial Statements.

4.	Portfolio Securities

Inverse Floating Rate Securities: Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b) an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.

The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.

The Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).

An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in “Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.

In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.

Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.

As of the end of the reporting period, the aggregate value of Floaters issued by each Fund’s TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:

Fund	Floating Rate Obligations: Self- Deposited Inverse Floaters	Floating Rate Obligations: Externally-Deposited Inverse Floaters	Total

High Yield	$5,004,553,000	$58,825,000	$5,063,378,000

Short Duration High Yield	201,550,000	24,605,000	226,155,000

Strategic Municipal Opportunities	34,300,000	—	34,300,000

During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rates and fees related to self-deposited Inverse Floaters, were as follows:

Fund	Average Floating Rate Obligations Outstanding	Average Annual Interest Rate And Fees

High Yield	$5,130,320,545	3.77%

Short Duration High Yield	203,329,589	3.70

Strategic Municipal Opportunities	26,953,767	3.61

TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond are not sufficient to pay the purchase price of the Floaters.

The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.

As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the reporting period, there were no loans outstanding under any such facility.

Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows (sometimes referred to as “shortfall payment”). Under these agreements, a Fund’s potential exposure to losses related

Notes to Financial Statements (continued)

to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and Liabilities. During the current fiscal period, none of the Funds made shortfall Payments.

As of the end of the reporting period, the Funds maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:

Fund	Maximum Exposure to Recourse Trusts: Self-Deposited Inverse Floaters	Maximum Exposure to Recourse Trusts: Externally-Deposited Inverse Floaters	Total

High Yield	$5,004,553,000	$58,825,000	$5,063,378,000

Short Duration High Yield	201,550,000	24,605,000	226,155,000

Strategic Municipal Opportunities	34,300,000	—	34,300,000

Repurchase Agreements: In connection with transactions in repurchase agreements, it is each Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements.

Fund	Counterparty	Short-term Investments, at Value	Collateral Pledged (From) Counterparty

High Yield	Fixed Income Clearing Corporation	$109,150,000	$(111,333,149)

Short Duration High Yield	Fixed Income Clearing Corporation	1,100,000	(1,122,118)

Securities Lending: High Yield and Short Duration High Yield may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, a Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. The Funds’ custodian, State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).

When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities. Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.

Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.

As of the end of the current fiscal period, the total value of the loaned securities and the total value of collateral received were as follows:

Fund	Asset Class out on Loan	Long-Term Investments, at Value	Total Collateral Received

Short Duration High Yield	Exchange-Traded Funds	$75,240	$76,623

Zero Coupon Securities: A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Purchases and Sales: Long-term purchases and sales during the current fiscal period were as follows:

Fund	Non-U.S. Government Purchases	Non-U.S. Government Sales and Maturities	U.S. Government Sales

High Yield	$3,600,012,142	$5,283,693,439	$—

Short Duration High Yield	2,666,794,927	1,833,474,477	—

Strategic Municipal Opportunities	803,209,373	666,353,465	57,889,141

Each Fund may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If the Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.

Each Fund is entitled to purchase future Puerto Rico Electric Power Authority (“PREPA”) bonds, which has been reflected as an unfunded commitment as of March 31, 2025. Any unrealized appreciation (depreciation) for an unfunded commitment is separately presented on the Statements of Assets and Liabilities. An unfunded commitment is priced at its fair market value and any unrealized appreciation (depreciation) is separately presented on the Statement of Assets and Liabilities.

Fund	Asset Class	Principal Amount	Value	Unrealized Appreciation (Depreciation)

High Yield	Unfunded Commitments	$605,992,349	$55,650,350	$55,650,350
Short Duration High Yield	Unfunded Commitments	106,452,705	9,766,610	9,766,610
Strategic Municipal Opportunities	Unfunded Commitments	8,831,518	814,450	814,450

Puerto Rico Electric Power Authority Bonds: On March 28, 2025, the Financial Oversight and Management Board for Puerto Rico (the “FOMB”) filed the Fifth Amended Plan of Adjustment (the “Fifth Amended Plan”) that would reduce PREPA debt from approximately $10 billion to the equivalent of $2.6 billion of Base Consideration for creditors in cash or bonds, reflecting the projections and findings of a new PREPA fiscal plan that was certified by the FOMB on February 6, 2025.

Given the new PREPA fiscal plan along with proposed amendments outlined in the Fifth Amended Plan, greater uncertainty exists as to whether PREPA will issue new bonds (the “Bonds”) in accordance with the terms of the previously agreed upon Forward Delivery Bond Purchase Agreement (“Bond Purchase Agreement”) for which the Funds have participated as a member of the Ad Hoc Group of Consenting PREPA bondholders (the “Ad Hoc Group”). If PREPA terminates the Bond Purchase Agreement and instead participates in an alternative exit financing transaction, the Ad Hoc Group is entitled to a “break-up fee” equivalent to the difference between the principal amount of Bonds each member of the Ad Hoc Group committed to purchase and the estimated market value of the Bonds as of the termination date of the Bond Purchase Agreement and/or confirmation of the Fifth Amended Plan. Management is monitoring the impact of the Fifth Amended and ongoing developments on the valuation of the unfunded commitment and the existing PREPA bonds held by the Funds.

Sale of Vistra Vision interests: On September 18, 2024, Vistra Corp. (“Vistra”) and Nuveen agreed to terms for the sale of the Vistra Vision interest. In exchange for its interest in Vistra Vision, the Funds agreed to receive proceeds from the sale over a series of payments from Vistra through December 31, 2026. The resulting receivables have been discounted using an effective interest rate of 6.18%. The receivable, net of discount, and related transaction costs are recognized as “Receivable for sale of Vistra Vision interest” and “Payable for Vistra Vision sale transactions costs,” respectively, on the Statement of Assets and Liabilities. During the current fiscal period, High Yield, Short Duration High Yield and Strategic Municipal Opportunities sold their interest back to Vistra and recognized a realized gain of $764,206,703, $194,033,486 and $12,976,005, respectively, which is recognized as “Realized gain (loss) from investments” on the Statement of Operations.

5.	Derivative Investments

Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Credit Default Swap Contracts: A Fund may enter into a credit default swap contract to seek to maintain a total return on a particular investment or portion of its portfolio, or to take an active long or short position with respect to the likelihood of a particular issuer’s default. During the current period, High Yield used credit default swap contracts to purchase credit protection on certain credits, or to take on credit risk on other credits and earn a commensurate credit spread. Credit default swap contracts involve one party making a stream of payments to another party in exchange for the right to receive a specified return if/when there is a credit event by a third party. Generally, a credit event means bankruptcy, failure to pay, or restructuring. The specific credit events applicable for each credit default swap are stated in the terms of the particular swap agreement. When a Fund has bought (sold) protection in a credit default swap upon occurrence of a specific credit event with respect to the underlying referenced entity, the Fund will either (i) deliver (receive) that security, or an equivalent amount of cash, from the counterparty in exchange for receipt (payment) of the notional amount to the counterparty, or (ii) receive (pay) a net settlement amount of the credit default swap contract less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The difference between the value of the security received (delivered)

Notes to Financial Statements (continued)

and the notional amount delivered (received) is recorded as a realized gain or loss. Payments paid (received) at the beginning of the measurement period are recognized as a component of “Credit default swaps premiums paid and/or received” on the Statement of Assets and Liabilities, when applicable.

Credit default swap contracts are valued daily. Changes in the value of a credit default swap during the fiscal period are recognized as a component of “Change in net unrealized appreciation (depreciation) of swaps” and realized gains and losses are recognized as a component of “Net realized gain (loss) from swaps” on the Statement of Operations.

For over-the-counter (“OTC”) swaps not cleared through a clearing house (“OTC Uncleared”), the daily change in the market value of the swap contract, along with any daily interest fees accrued, are recognized as components of “Unrealized appreciation or depreciation on credit default swaps” on the Statement of Assets and Liabilities.

Upon the execution of an OTC swap cleared through a clearing house (“OTC Cleared”), a Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Cash held by the broker to cover initial margin requirements on open swap contracts, if any, is recognized as “Cash collateral at brokers for investments in swaps” on the Statement of Assets and Liabilities. Investments in OTC Cleared swaps obligate a Fund and the clearing broker to settle monies on a daily basis representing changes in the prior day’s “mark-to-market” of the swap. If a Fund has unrealized appreciation the clearing broker would credit the Fund’s account with an amount equal to the appreciation and conversely if a Fund has unrealized depreciation the clearing broker would debit a Fund’s account with an amount equal to the depreciation. These daily cash settlements are also known as “variation margin.” Variation margin for OTC Cleared swaps is recognized as a receivable and/or payable for “Variation margin on swap contracts” on the Statement of Assets and Liabilities. Upon the execution of an OTC Uncleared swap, neither the Fund nor the counterparty is required to deposit initial margin as the trades are recorded bilaterally between both parties to the swap contract, and the terms of the variation margin are subject to a predetermined threshold negotiated by the Fund and the counterparty. Variation margin for OTC Uncleared swaps is recognized as a component of “Unrealized appreciation or depreciation on credit default swaps” as described in the preceding paragraph. The maximum potential amount of future payments the Fund could incur as a buyer or seller of protection in a credit default swap contract is limited to the notional amount of the contract. The maximum potential amount would be offset by the recovery value, if any, of the respective referenced entity.

The average notional amount of credit default swap contracts outstanding during the current fiscal period was as follows:

Fund	Average Notional Amount of Credit Default Swaps Contracts Outstanding*

High Yield	$94,000,000

*

The average notional amount is calculated based on the outstanding notional amount of contracts at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.

The following table presents the swap contracts subject to netting agreements and the collateral delivered related to those swap contracts as of the end of the reporting period.

						Gross Amounts Not Offset on the Statement of Assets and Liabilities
Fund	Counterparty	Gross Unrealized Appreciation Credit Default Swaps**	Gross Unrealized (Depreciation) Credit Default Swaps**	Net Unrealized Appreciation (Depreciation) on Credit Default Swaps	Credit Default Swaps Premium Paid (Received)	Financial Instruments***	Collateral Pledged to (from) Counterparty	Net Exposure

High Yield	Citigroup Global Markets Inc.	$ 2,683,940	$-	$ 2,683,940	$(2,461,040)	$-	$-	$222,900

**	Represents gross unrealized appreciation (depreciation) for the counterparty as reported in the Fund’s Portfolio of Investments.
***	Represents inverse floating rate securities available to offset.

Futures Contracts: During the current fiscal period, Short Duration High Yield managed the duration of its portfolio by shorting interest rate futures contracts.

A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Upon execution of a futures contract, the Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and Liabilities.

During the period the futures contract is open, changes in the market value of the contract are recognized as an unrealized gain or loss by “marking-to-market” on a daily basis. The Fund and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the contracts. These daily cash settlements are known as “variation margin” and is recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on futures contracts. When the contract is closed or expired, the Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. The net realized gain or loss and the change in unrealized appreciation (depreciation) on futures contracts held during the period is included on the Statement of Operations.

Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.

The average notional amount of futures contracts outstanding during the current fiscal period was as follows:

Fund	Average Notional Amount of Futures Contracts Outstanding*

Short Duration High Yield	$373,919,860

*

The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.

Total Return Swap Contracts: During the current fiscal period, Each Fund used total return swaps to help manage the equity risk of the portfolio’s Vistra Vision exposure.

In a total return swap, one party agrees to pay the other the total return of a defined underlying asset during a specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. A total return swap may be applied to any underlying asset but is most commonly used with equity indices, single stocks, bonds and defined baskets of loans and mortgages. The Fund entered into a total return swap involving an underlying index or basket of securities to create exposure to a number of securities in a single trade. An index total return swap can be used by the Fund to assume risk, without the complications of buying the component securities from what may not always be the most liquid of markets.

Total return swap contracts are valued daily. Changes in the value of a total return swap during the fiscal period are recognized as a component of “Change in net unrealized appreciation (depreciation) of swaps” and realized gains and losses are recognized as a component of “Net realized gain (loss) from swaps” on the Statement of Operations.

For over-the-counter (“OTC”) swaps, the daily change in market value of the swap contract, along with any daily interest accrued, are recognized as components of “Unrealized appreciation or depreciation on credit default swaps” on the Statement of Assets and Liabilities.

The average notional amount of Total Return swap contracts outstanding during the current fiscal period was as follows:

Fund	Average Notional Amount of Swap Contracts Outstanding*

High Yield	$440,593,839
Short Duration High Yield	190,842,962
Strategic Municipal Opportunities	12,714,681

*

The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding from August 7, 2024 (first swap contract entered) through October 7, 2024 (last swap contract exited).

As of the end of the reporting period, the following Funds have invested in derivative contracts which are reflected in the Statement of Assets and Liabilities as follows:

		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Location	Value	Location	Value
High Yield
Credit Default Swaps – OTC Uncleared	Credit	Unrealized appreciation on swap contracts*	$2,683,940	-	$–

Short Duration High Yield
Futures Contracts	Interest rate	-	–	Unrealized depreciation on futures contracts**	(8,152,699)

*

Some swap contracts require a counterparty to pay or receive a premium, which is disclosed on the Statement of Assets and Liabilities and is not reflected in the cumulative unrealized appreciation (depreciation) presented above.

**

The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected in the accompanying Statements of Assets and Liabilities is only the receivable or payable for variation margin on open futures contracts.

During the current fiscal period, the effect of derivative contracts on the Funds’ Statement of Operations was as follows:

Notes to Financial Statements (continued)

Derivative Instrument	Risk Exposure	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

High Yield
Swap contracts	Credit	$–	$(374,451)
Swap contracts	Equity	(223,314,409)	–

Short Duration High Yield
Futures contracts	Interest rate	4,731,372	(6,539,413)
Swap contracts	Equity	(87,206,782)	–

Strategic Municipal Opportunities
Swap contracts	Equity	(5,813,413)	–

Market and Counterparty Credit Risk: In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

6.	Fund Shares

Transactions in Fund shares during the current and prior fiscal period were as follows:

	Year Ended 3/31/25		Year Ended 3/31/24
High Yield	Shares	Amount	Shares	Amount
Subscriptions:
Class A	83,929,464	$1,259,884,299	105,268,030	$1,542,876,564
Class A - automatic conversion of Class C	40,038	606,269	40,232	598,623
Class C	6,061,764	90,915,556	7,600,772	111,526,295
Class R6	18,791,830	284,285,041	11,617,239	167,853,813
Class I	189,015,875	2,829,493,745	280,522,915	4,088,763,456
Total subscriptions	297,838,971	4,465,184,910	405,049,188	5,911,618,751
Reinvestments of distributions:
Class A	19,551,371	292,313,403	21,270,930	310,563,882
Class C	1,911,323	28,542,437	2,433,438	35,499,755
Class R6	295,262	4,405,849	168,654	2,461,545
Class I	23,792,033	355,973,144	27,070,097	395,494,291
Total reinvestments of distributions	45,549,989	681,234,833	50,943,119	744,019,473
Redemptions:
Class A	(136,329,974)	(2,040,369,006)	(137,093,668)	(1,992,412,568)
Class C	(17,816,792)	(266,794,233)	(20,814,494)	(303,452,303)
Class C - automatic conversion to Class A	(40,084)	(606,269)	(40,276)	(598,623)
Class R6	(20,650,622)	(309,978,293)	(42,800,717)	(622,443,324)
Class I	(254,338,003)	(3,793,325,684)	(383,073,978)	(5,541,838,264)
Total redemptions	(429,175,475)	(6,411,073,485)	(583,823,133)	(8,460,745,082)
Net increase (decrease)	(85,786,515)	$(1,264,653,742)	(127,830,826)	$(1,805,106,858)

	Year Ended 3/31/25		Year Ended 3/31/24
Short Duration High Yield	Shares	Amount	Shares	Amount
Subscriptions:
Class A	56,248,702	$546,822,087	40,864,861	$383,880,313
Class A - automatic conversion of Class C	2,422	23,630	17,158	162,777
Class C	3,004,715	29,229,041	1,738,363	16,309,800
Class I	233,228,295	2,270,044,853	162,361,861	1,524,693,907
Total subscriptions	292,484,134	2,846,119,611	204,982,243	1,925,046,797
Reinvestments of distributions:
Class A	4,686,380	45,509,325	4,213,213	39,633,898
Class C	311,618	3,029,912	348,124	3,277,170
Class I	15,761,156	153,303,323	13,560,052	127,734,969
Total reinvestments of distributions	20,759,154	201,842,560	18,121,389	170,646,037
Redemptions:
Class A	(36,512,883)	(355,029,619)	(64,051,831)	(600,797,380)
Class C	(3,903,487)	(38,034,810)	(5,944,362)	(55,959,726)
Class C - automatic conversion to Class A	(2,419)	(23,630)	(17,140)	(162,777)
Class I	(134,162,435)	(1,302,485,941)	(282,230,844)	(2,639,434,597)
Total redemptions	(174,581,224)	(1,695,574,000)	(352,244,177)	(3,296,354,480)
Net increase (decrease)	138,662,064	$1,352,388,171	(129,140,545)	$(1,200,661,646)

	Year Ended 3/31/25		Year Ended 3/31/24
Strategic Municipal Opportunities	Shares	Amount	Shares	Amount
Subscriptions:
Class A	6,682,478	$67,066,165	6,219,659	$60,197,122
Class C	338,833	3,399,919	452,923	4,386,234
Class I	26,632,598	266,747,738	42,545,367	411,464,441
Total subscriptions	33,653,909	337,213,822	49,217,949	476,047,797
Reinvestments of distributions:
Class A	860,325	8,617,124	799,875	7,765,729
Class C	78,851	789,619	86,911	843,285
Class I	3,292,286	33,010,509	3,138,707	30,472,364
Total reinvestments of distributions	4,231,462	42,417,252	4,025,493	39,081,378
Redemptions:
Class A	(6,107,556)	(61,174,759)	(8,149,293)	(78,778,986)
Class C	(873,171)	(8,738,234)	(1,058,220)	(10,237,549)
Class I	(23,666,949)	(237,261,000)	(54,710,023)	(527,518,960)
Total redemptions	(30,647,676)	(307,173,993)	(63,917,536)	(616,535,495)
Net increase (decrease)	7,237,695	$72,457,081	(10,674,094)	$(101,406,320)

7.	Income Tax Information

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

Each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.

Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to investments in partnerships, paydowns, taxable market discount, and treatment of notional principal contracts. Temporary and permanent differences have no impact on a Fund’s net assets.

Notes to Financial Statements (continued)

As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

High Yield	$14,660,269,445	$387,201,443	$(1,588,876,427)	$(1,201,674,984)

Short Duration High Yield	5,259,973,921	74,075,203	(289,748,061)	(215,672,858)

Strategic Municipal Opportunities	1,087,758,483	19,009,043	(43,859,545)	(24,850,502)

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.

As of year end, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed Tax-Exempt Income[1]	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)	Capital Loss Carryforwards	Late-Year Loss Deferrals	Other Book-to-Tax Differences	Total

High Yield	$ 27,283,466	$21,469,682	$—	$(1,201,674,984)	$(2,301,723,776)	$—	$(63,999,350)	$(3,518,644,962)

Short Duration High Yield	36,857,358	6,813,285	—	(215,672,858)	(427,635,493)	—	(22,860,110)	(622,497,818)

Strategic Municipal Opportunities	6,707,112	816,070	—	(24,850,502)	(159,569,671)	—	(3,969,132)	(180,866,123)

[1]	Undistributed tax-exempt income (on a tax basis) has not been reduced for the dividends declared during the period March 3, 2025 through March 31, 2025 and paid on April 1, 2025.

The tax character of distributions paid was as follows:

	3/31/25				3/31/24
Fund	Tax-Exempt Income[1]	Ordinary Income	Long-Term Capital Gains	Return of Capital	Tax-Exempt Income	Ordinary Income	Long-Term Capital Gains	Return of Capital

High Yield	$713,008,323	$92,072,912	$—	$—	$799,330,605	$55,605,107	$—	$45,524,719

Short Duration High Yield	202,509,676	26,420,374	—	—	191,117,435	8,912,889	—	—

Strategic Municipal Opportunities	41,033,166	4,697,735	—	—	38,523,910	3,205,060	—	—

[1]	Each Fund designates these amounts paid during the period as Exempt Interest Dividends.

As of year end, the Funds had capital loss carryforwards, which will not expire:

Fund	Short-Term	Long-Term	Total
High Yield	$1,674,813,181	$626,910,595	$2,301,723,776

Short Duration High Yield	402,778,053	24,857,440	427,635,493

Strategic Municipal Opportunities	77,699,112	81,870,559	159,569,671

As of year end, the Funds utilized the following capital loss carryforwards:

Fund	Utilized
High Yield	$317,125,169
Short Duration High Yield	38,377,120
Strategic Municipal Opportunities	9,067,290

8.	Management Fees and Other Transactions with Affiliates

Management Fees: Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.

Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for each Fund was calculated according to the following schedule:

Average Daily Net Assets	High Yield	Short Duration High Yield	Strategic Municipal Opportunities
For the first $125 million	0.4000%	0.4000%	0.3500%
For the next $125 million	0.3875	0.3875	0.3375
For the next $250 million	0.3750	0.3750	0.3250
For the next $500 million	0.3625	0.3625	0.3125
For the next $1 billion	0.3500	0.3500	0.3000
For the next $3 billion	-	-	0.2750
For the next $5 billion	-	-	0.2500
For the next $8 billion	0.3250	0.3250	-
For the next $5 billion	0.3125	0.3125	-
For the next $5 billion	0.3000	0.3000	-
For net assets over $10 billion	-	-	0.2375
For net assets over $20 billion	0.2875	0.2875	-

For the period April 1, 2024 through April 30, 2024, the annual complex-level fee, payable monthly, for each Fund was calculated according to the following schedule:

Complex-Level Eligible Asset Breakpoint Level*	Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion	0.2000%
$56 billion	0.1996
$57 billion	0.1989
$60 billion	0.1961
$63 billion	0.1931
$66 billion	0.1900
$71 billion	0.1851
$76 billion	0.1806
$80 billion	0.1773
$91 billion	0.1691
$125 billion	0.1599
$200 billion	0.1505
$250 billion	0.1469
$300 billion	0.1445

*

The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen open-end and closed-end funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.

Effective May 1, 2024, the annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:

Complex-Level Asset Breakpoint Level*	Complex-Level Fee
For the first $124.3 billion	0.1600%
For the next $75.7 billion	0.1350
For the next $200 billion	0.1325
For eligible assets over $400 billion	0.1300

*

The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen branded open-end funds (“Nuveen Mutual Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life Large Cap Responsible Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser’s affiliate,

Notes to Financial Statements (continued)

Teachers Advisors, LLC (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by Teachers Advisors, LLC (except those identified above). Eligible assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.

As of March 31, 2025, the annual complex-level fee for each Fund was as follows:

Fund	Complex-Level Fee

High Yield	0.1580%

Short Duration High Yield	0.1580%

Strategic Municipal Opportunities	0.1580%

The Adviser has agreed to waive fees and/or reimburse expenses (“Expense Cap”) of the following Funds so that the total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the average daily net assets of any class of Fund shares in the amounts and for the time periods stated in the following table. The expense limitations expiring July 31, 2026, may be terminated or modified prior to that date only with the approval of the Board.

Fund	Temporary Expense Cap	Temporary Expense Cap Expiration Date

Short Duration High Yield	0.65%	July 31, 2026

Strategic Municipal Opportunities	0.64%	July 31, 2026

Distribution and Service Fees: Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a 0.20% annual 12b-1 service fee. Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class R6 and Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the “Distributor”), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.

Other Transactions with Affiliates: Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser or by an affiliate of the Adviser (each an, “Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board (“cross-trade”). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.

During the current fiscal period, the Funds engaged in cross-trades pursuant to these procedures as follows:

Fund	Purchases	Sales	Realized Gain (Loss)

High Yield	$302,655	$215,951,854	$(21,243,735)

Short Duration High Yield	90,773,160	2,326,979	(435,592)

Strategic Municipal Opportunities	—	—	—

During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:

Fund	Sales Charges Collected (Unaudited)	Paid to Financial Intermediaries (Unaudited)

High Yield	$6,826,781	$6,542,160

Short Duration High Yield	1,707,718	1,669,562

Strategic Municipal Opportunities	414,417	407,257

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.

During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:

Fund	Commission Advances (Unaudited)

High Yield	$5,649,559

Short Duration High Yield	1,698,666

Strategic Municipal Opportunities	400,741

To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:

Fund	12b-1 Fees Retained (Unaudited)

High Yield	$752,622

Short Duration High Yield	103,059

Strategic Municipal Opportunities	18,881

The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.

The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:

Fund	CDSC Retained (Unaudited)

High Yield	$561,664

Short Duration High Yield	78,281

Strategic Municipal Opportunities	5,146

Investments in other investment companies advised by the Adviser and Nuveen Fund Advisors, LLC are deemed to be affiliated investments. Information regarding transactions with affiliated companies is as follows:

Issue	Value at 3/31/24	Purchases Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Shares at 3/31/25	Value at 3/31/25	Dividend Income

Short Duration High Yield
Exchange-Traded Funds
Nuveen High Yield Municipal Bond ETF	$–	$24,014,250	$–	$–	$(188,250)	950,000	$23,826,000	$25,300

Total	$–	$24,014,250	$–	$–	$(188,250)	950,000	$23,826,000	$25,300

9.	Commitments and Contingencies

In the normal course of business, each Fund enters into a variety of agreements that may expose the Funds to some risk of loss. These could include recourse arrangements for certain TOB Trusts, which are described elsewhere in these Notes to Financial Statements. The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the reporting period, the Funds did not have any unfunded commitments other than those disclosed in the Notes to Financial Statements, when applicable.

From time to time, the Funds may be a party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Funds’ rights under contracts. As of the end of the reporting period, the Funds are not subject to any material legal proceedings.

10.	Borrowing Arrangements

Committed Line of Credit: The Funds, along with certain funds managed by the Adviser and by an affiliate of the Adviser (“Participating Funds”), have established a 364-day, $2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the

Notes to Financial Statements (continued)

facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The credit facility expires in June 2025 unless extended or renewed.

The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.

During the current period, the following Funds utilized this facility. The Funds’ maximum outstanding balance during the utilization period was as follows:

Fund	Maximum Outstanding Balance

High Yield	$117,700,000

Short Duration High Yield	132,300,000

Strategic Municipal Opportunities	—

During each Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:

Fund	Utilization Period (Days Outstanding)	Average Daily Balance Outstanding	Average Annual Interest Rate

High Yield	32	$60,137,500	5.82%

Short Duration High Yield	6	111,466,667	6.53

Strategic Municipal Opportunities	—	—	—

Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities.

Important Tax Information

(Unaudited)

As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.

Long-Term Capital Gains

As of year end, each Fund designates the following distribution amounts, or maximum amount allowable, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:

Fund	Net Long-Term Capital Gains

High Yield	$—

Short Duration High Yield	—

Strategic Municipal Opportunities	—

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The aggregate remuneration paid to the directors/trustees (all of whom are independent) by each Fund is reported as “Directors/Trustees fees” on the Statement of Operations under Item 7 of this Form N-CSR.

The Funds do not pay any remuneration to their officers. The aggregate remuneration paid to Nuveen Fund Advisors, LLC, the Funds’ investment adviser and an affiliate of the Funds’ officers, is reported as “Management fees” on the Statement of Operations under Item 7 of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to open-end investment companies.

(b)	Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable because the code of ethics is available, upon request and without charge, by calling 800-257-8787 and there were no amendments during the period covered by this report.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Municipal Trust

Date: June 5, 2025	By: /s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: June 5, 2025	By: /s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer
(principal executive officer)

Date: June 5, 2025	By: /s/ Marc Cardella
Marc Cardella
Vice President and Controller
(principal financial officer)